UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014—June 30, 2014

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

Semi-Annual Report

June 30, 2014

EQ Advisors Trust Semi-Annual Report

June 30, 2014

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Global Bond PLUS Portfolio	15.3%
EQ/BlackRock Basic Value Equity Portfolio	6.4
EQ/PIMCO Global Real Return Portfolio	6.4
EQ/MFS International Growth Portfolio	6.3
EQ/Boston Advisors Equity Income Portfolio	6.1
EQ/AllianceBernstein Small Cap Growth Portfolio	5.8
EQ/GAMCO Small Company Value Portfolio	5.1
EQ/T. Rowe Price Growth Stock Portfolio	5.0
EQ/High Yield Bond Portfolio	4.9
EQ/Invesco Comstock Portfolio	4.0
EQ/PIMCO Ultra Short Bond Portfolio	3.8
iShares® JP Morgan USD Emerging Markets Bond ETF	3.2
EQ/Real Estate PLUS Portfolio	3.1
Multimanager Core Bond Portfolio	3.1
EQ/Natural Resources PLUS Portfolio	3.0
EQ/GAMCO Mergers and Acquisitions Portfolio	3.0
EQ/Intermediate Government Bond Portfolio	2.8
EQ/International Equity Index Portfolio	2.8
PowerShares DB Gold Fund	2.3
EQ/Emerging Markets Equity PLUS Portfolio	1.6
iShares® MSCI EAFE Small-Cap ETF	1.3
iShares® Gold Trust	0.9
iShares® International Developed Property ETF	0.8
PowerShares DB Silver Fund	0.5
iShares® U.S. Oil & Gas Exploration & Production ETF	0.5
SPDR® S&P Emerging Markets SmallCap ETF	0.4
iShares® China Large-Cap ETF	0.3
SPDR® S&P Emerging Asia Pacific ETF	0.3
EQ/Morgan Stanley Mid Cap Growth Portfolio	0.3
iShares® MSCI Global Gold Miners ETF	0.3
EQ/Core Bond Index Portfolio	0.2
iShares® Silver Trust	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,048.70	$2.43
Hypothetical (5% average return before expenses)	1,000.00	1,022.42	2.40
Class K
Actual	1,000.00	1,050.50	1.03
Hypothetical (5% average return before expenses)	1,000.00	1,023.79	1.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.48% and 0.20%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	27,931	$616,371
EQ/BlackRock Basic Value Equity Portfolio‡	31,985	681,175
EQ/Boston Advisors Equity Income Portfolio‡	91,623	652,989
EQ/Core Bond Index Portfolio‡	2,341	23,564
EQ/Emerging Markets Equity PLUS Portfolio‡	17,001	167,849
EQ/GAMCO Mergers and Acquisitions Portfolio‡	23,389	319,458
EQ/GAMCO Small Company Value Portfolio‡	9,270	538,451
EQ/Global Bond PLUS Portfolio‡	168,493	1,630,473
EQ/High Yield Bond Portfolio‡	49,036	518,551
EQ/Intermediate Government Bond Portfolio‡	29,042	299,895
EQ/International Equity Index Portfolio‡	28,542	292,996
EQ/Invesco Comstock Portfolio‡	28,707	427,030
EQ/MFS International Growth Portfolio‡	88,225	675,430
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,619	33,210
EQ/Natural Resources PLUS Portfolio‡	27,858	321,415
EQ/PIMCO Global Real Return Portfolio‡	68,633	680,317
EQ/PIMCO Ultra Short Bond Portfolio‡	40,732	404,546
EQ/Real Estate PLUS Portfolio‡	29,929	326,536
EQ/T. Rowe Price Growth Stock Portfolio*‡	15,538	537,366

iShares® China Large-Cap ETF	975	$36,114
iShares® Gold Trust*	7,720	99,434
iShares® International Developed Property ETF	2,100	81,980
iShares® JP Morgan USD Emerging Markets Bond ETF	2,910	335,436
iShares® MSCI EAFE Small-Cap ETF	2,600	137,592
iShares® MSCI Global Gold Miners ETF	2,750	30,580
iShares® Silver Trust*	1,010	20,452
iShares® U.S. Oil & Gas Exploration & Production ETF	510	49,511
Multimanager Core Bond Portfolio‡	32,429	326,420
PowerShares DB Gold Fund*	5,400	240,300
PowerShares DB Silver Fund*	1,660	58,100
SPDR® S&P Emerging Asia Pacific ETF	420	34,736
SPDR® S&P Emerging Markets SmallCap ETF	825	41,497

Total Investments (97.4%) (Cost $10,091,271)		10,639,774
Other Assets Less Liabilities (2.6%)		285,386

Net Assets (100%)		$10,925,160

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$189,242	$82,665	$256,593	$—	$—	$19,221
EQ/AllianceBernstein Small Cap Growth Portfolio	327,522	289,117	18,548	616,371	—	4
EQ/BlackRock Basic Value Equity Portfolio	402,496	299,922	67,665	681,175	—	845
EQ/Boston Advisors Equity Income Portfolio	361,094	276,115	16,729	652,989	—	5
EQ/Core Bond Index Portfolio	18,963	4,283	126	23,564	—	—	#
EQ/Emerging Markets Equity PLUS Portfolio	94,124	69,029	4,185	167,849	—	1
EQ/GAMCO Mergers and Acquisitions Portfolio	162,491	158,574	9,395	319,458	—	(1)
EQ/GAMCO Small Company Value Portfolio	288,674	243,990	15,793	538,451	—	(4)
EQ/Global Bond PLUS Portfolio	739,526	899,713	49,734	1,630,473	—	5
EQ/High Yield Bond Portfolio	283,522	230,893	14,325	518,551	—	2
EQ/Intermediate Government Bond Portfolio	189,386	114,252	6,589	299,895	—	—	#

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/International Equity Index Portfolio	$—	$324,208	$43,314	$292,996	$—	$652
EQ/Invesco Comstock Portfolio	26,571	390,449	14,211	427,030	—	6
EQ/MFS International Growth Portfolio	355,705	313,019	19,969	675,430	—	4
EQ/Morgan Stanley Mid Cap Growth Portfolio	20,450	13,290	747	33,210	—	3
EQ/Natural Resources PLUS Portfolio	215,587	146,968	76,173	321,415	—	3,174
EQ/PIMCO Global Real Return Portfolio	334,341	339,472	18,710	680,317	—	—	#
EQ/PIMCO Ultra Short Bond Portfolio	210,810	206,703	13,975	404,546	—	1
EQ/Real Estate PLUS Portfolio	174,886	148,574	30,387	326,536	—	7
EQ/T. Rowe Price Growth Stock Portfolio	481,908	315,695	269,327	537,366	—	6,022
Multimanager Core Bond Portfolio	232,013	93,490	4,455	326,420	2,948	1

	$5,109,311	$4,960,421	$950,950	$9,474,042	$2,948	$29,948

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,165,732	$—	$—	$1,165,732
Investment Companies	—	9,474,042	—	9,474,042

Total Assets	$1,165,732	$9,474,042	$—	$10,639,774

Total Liabilities	$—	$—	$—	$—

Total	$1,165,732	$9,474,042	$—	$10,639,774

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,481,585
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$980,898

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$567,128
Aggregate gross unrealized depreciation	(22,698)

Net unrealized appreciation	$544,430

Federal income tax cost of investments	$10,095,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,962,526)	$9,474,042
Unaffiliated Issuers (Cost $1,128,745)	1,165,732
Cash	83,261
Receivable from Separate Accounts for Trust shares sold	223,563
Receivable for securities sold	5,475
Dividends, interest and other receivables	3,699
Other assets	114

Total assets	10,955,886

LIABILITIES
Payable for securities purchased	5,746
Administrative fees payable	3,959
Distribution fees payable – Class IB	1,833
Payable to Separate Accounts for Trust shares redeemed	201
Trustees’ fees payable	12
Accrued expenses	18,975

Total liabilities	30,726

NET ASSETS	$10,925,160

Net assets were comprised of:
Paid in capital	$10,281,504
Accumulated undistributed net investment income (loss)	(5,032)
Accumulated undistributed net realized gain (loss) on investments	100,185
Net unrealized appreciation (depreciation) on investments	548,503

Net assets	$10,925,160

Class IB
Net asset value, offering and redemption price per share, $9,407,244 / 809,576 shares outstanding (unlimited amount authorized: $0.01 par value) .	$11.62

Class K
Net asset value, offering and redemption price per share, $1,517,916 / 130,459 shares outstanding (unlimited amount authorized: $0.01 par value) .	$11.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($2,948 of dividend income received from affiliates)	$11,743
Interest	63

Total income	11,806

EXPENSES
Custodian fees	60,499
Administrative fees	22,210
Professional fees	14,461
Distribution fees – Class IB	8,332
Investment management fees	4,063
Printing and mailing expenses	315
Trustees’ fees	80
Miscellaneous	359

Gross expenses	110,319
Less: Waiver from investment manager	(26,273)
Reimbursement from investment advisor	(66,628)

Net expenses	17,418

NET INVESTMENT INCOME (LOSS)	(5,612)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	29,948
Net change in unrealized appreciation (depreciation) on investments ($355,260 of change in unrealized appreciation (depreciation) from affiliates)	424,820

NET REALIZED AND UNREALIZED GAIN (LOSS)	454,768

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$449,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,612)	$50,808
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	29,948	128,498
Net change in unrealized appreciation (depreciation) on investments	424,820	115,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	449,156	295,190

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(52,619)
Class K	—	(22,612)

	—	(75,231)

Distributions from net realized capital gains
Class IB	—	(28,340)
Class K	—	(10,574)

	—	(38,914)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(114,145)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 453,436 and 479,450 shares, respectively ]	5,088,940	5,178,347
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,367 shares, respectively ]	—	80,959
Capital shares repurchased [ (39,455) and (116,537) shares, respectively ]	(443,422)	(1,233,447)

Total Class IB transactions	4,645,518	4,025,859

Class K
Capital shares sold [ 11,065 and 80,211 shares, respectively ]	124,536	862,261
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,020 shares, respectively ]	—	33,186
Capital shares repurchased [ (12,338) and (10,728) shares, respectively ]	(138,780)	(118,324)

Total Class K transactions	(14,244)	777,123

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,631,274	4,802,982

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,080,430	4,984,027
NET ASSETS:
Beginning of period	5,844,730	860,703

End of period (a)	$10,925,160	$5,844,730

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(5,032)	$580

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$11.08		$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.24 (e)	0.11	(e)
Net realized and unrealized gain (loss) on investments	0.55		0.90	0.20

Total from investment operations	0.54		1.14	0.31

Less distributions:
Dividends from net investment income	—		(0.15)	(0.13)
Distributions from net realized gains	—		(0.09)	—	#

Total dividends and distributions	—		(0.24)	(0.13)

Net asset value, end of period	$11.62		$11.08	$10.18

Total return (b)	4.87%		11.18%	3.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,407		$4,385	$258
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.48%		0.35%	0.35%
Before waivers and reimbursements (a)(f)	2.74%		6.50%	31.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.18)%		2.17%	3.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.45)%		(3.98)%	(28.05	)%(l)
Portfolio turnover rate (z)	12%		65%	4%

Class K	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$11.08		$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.17 (e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.56		1.00	0.15

Total from investment operations	0.56		1.17	0.32

Less distributions:
Dividends from net investment income	—		(0.18)	(0.14)
Distributions from net realized gains	—		(0.09)	—	#

Total dividends and distributions	—		(0.27)	(0.14)

Net asset value, end of period	$11.64		$11.08	$10.18

Total return (b)	5.05%		11.46%	3.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,518		$1,460	$603
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.20%		0.10%	0.10%
Before waivers and reimbursements (a)(f)	2.58%		6.78%	29.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	0.07%		1.54%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.31)%		(5.14)%	(23.96	)%(l)
Portfolio turnover rate (z)	12%		65%	4%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET GROWTH-ALT 20 PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Global Bond PLUS Portfolio	9.0%
EQ/MFS International Growth Portfolio	7.8
EQ/BlackRock Basic Value Equity Portfolio	7.2
EQ/T. Rowe Price Growth Stock Portfolio	6.8
EQ/Boston Advisors Equity Income Portfolio	6.7
EQ/GAMCO Small Company Value Portfolio	6.6
EQ/AllianceBernstein Small Cap Growth Portfolio	6.2
EQ/Invesco Comstock Portfolio	4.6
iShares® Gold Trust	4.5
EQ/Real Estate PLUS Portfolio	4.2
EQ/International Equity Index Portfolio	4.1
EQ/PIMCO Global Real Return Portfolio	4.0
EQ/GAMCO Mergers and Acquisitions Portfolio	4.0
EQ/Natural Resources PLUS Portfolio	3.1
EQ/High Yield Bond Portfolio	3.0
EQ/Emerging Markets Equity PLUS Portfolio	3.0
EQ/PIMCO Ultra Short Bond Portfolio	2.7
Multimanager Core Bond Portfolio	2.2
iShares® JP Morgan USD Emerging Markets Bond ETF	1.8
iShares® MSCI EAFE Small-Cap ETF	1.8
iShares® U.S. Oil & Gas Exploration & Production ETF	1.7
EQ/Intermediate Government Bond Portfolio.	1.4
iShares® International Developed Property ETF	1.1
iShares® Silver Trust	0.6
EQ/Morgan Stanley Mid Cap Growth Portfolio	0.6
SPDR® S&P Emerging Markets SmallCap ETF	0.5
EQ/Core Bond Index Portfolio	0.3
iShares® China Large-Cap ETF	0.2
SPDR® S&P Emerging Asia Pacific ETF	0.1
PowerShares DB Silver Fund	0.1
iShares® MSCI Global Gold Miners ETF	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,053.60	$2.20
Hypothetical (5% average return before expenses)	1,000.00	1,022.65	2.17
Class IB
Actual	1,000.00	1,053.50	2.18
Hypothetical (5% average return before expenses)	1,000.00	1,022.67	2.15
Class K
Actual	1,000.00	1,054.20	0.93
Hypothetical (5% average return before expenses)	1,000.00	1,023.89	0.92

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.43%, 0.43% and 0.18%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	852,974	$18,823,082
EQ/BlackRock Basic Value Equity Portfolio‡	1,037,797	22,101,531
EQ/Boston Advisors Equity Income Portfolio‡	2,889,664	20,594,463
EQ/Core Bond Index Portfolio‡	85,128	857,044
EQ/Emerging Markets Equity PLUS Portfolio‡	927,666	9,158,712
EQ/GAMCO Mergers and Acquisitions Portfolio‡	891,017	12,170,059
EQ/GAMCO Small Company Value Portfolio‡	344,640	20,017,514
EQ/Global Bond PLUS Portfolio‡	2,830,323	27,388,556
EQ/High Yield Bond Portfolio‡	868,576	9,185,143
EQ/Intermediate Government Bond Portfolio‡	423,856	4,376,828
EQ/International Equity Index Portfolio‡	1,222,668	12,551,047
EQ/Invesco Comstock Portfolio‡	945,827	14,069,436
EQ/MFS International Growth Portfolio‡	3,110,710	23,814,763
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	83,486	1,712,324
EQ/Natural Resources PLUS Portfolio‡	832,215	9,601,860
EQ/PIMCO Global Real Return Portfolio‡	1,245,496	12,345,809
EQ/PIMCO Ultra Short Bond Portfolio‡	840,979	8,352,520
EQ/Real Estate PLUS Portfolio‡	1,166,246	12,724,096
EQ/T. Rowe Price Growth Stock Portfolio*‡	596,840	20,640,889

iShares® China Large-Cap ETF	14,200	$525,968
iShares® Gold Trust*	1,069,600	13,776,448
iShares® International Developed Property ETF	83,300	3,251,865
iShares® JP Morgan USD Emerging Markets Bond ETF	48,560	5,597,511
iShares® MSCI EAFE Small-Cap ETF	104,800	5,546,016
iShares® MSCI Global Gold Miners ETF	19,500	216,840
iShares® Silver Trust*	95,350	1,930,837
iShares® U.S. Oil & Gas Exploration & Production ETF	53,120	5,156,890
Multimanager Core Bond Portfolio‡	651,174	6,554,513
PowerShares DB Silver Fund*	8,600	301,000
SPDR® S&P Emerging Asia Pacific ETF	4,100	339,091
SPDR® S&P Emerging Markets SmallCap ETF	31,900	1,604,570

Total Investments (99.9%) (Cost $253,763,271)		305,287,225
Other Assets Less Liabilities (0.1%)		200,240

Net Assets (100%)		$305,487,465

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$12,199,785	$71,191	$16,963,867	$—	$—	$(4,573,560)
EQ/AllianceBernstein Small Cap Growth Portfolio	18,835,517	223,133	688,635	18,823,082	—	13,350
EQ/BlackRock Basic Value Equity Portfolio	26,657,872	228,764	5,916,179	22,101,531	—	826,017
EQ/Boston Advisors Equity Income Portfolio	20,069,896	216,035	707,190	20,594,463	—	1,620
EQ/Core Bond Index Portfolio	846,071	994	7,096	857,044	—	1
EQ/Emerging Markets Equity PLUS Portfolio	7,844,689	1,186,310	275,012	9,158,712	—	(3,734)
EQ/GAMCO Mergers and Acquisitions Portfolio	12,109,055	123,928	393,799	12,170,059	—	2,339
EQ/GAMCO Small Company Value Portfolio	19,709,372	210,806	634,533	20,017,514	—	8,182
EQ/Global Bond PLUS Portfolio	24,478,392	3,019,261	957,165	27,388,556	—	(54)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/High Yield Bond Portfolio	$8,985,160	$101,523	$316,828	$9,185,143	$—	$5,577
EQ/Intermediate Government Bond Portfolio	5,681,378	46,798	1,403,555	4,376,828	—	8,104
EQ/International Equity Index Portfolio	—	12,163,239	135,087	12,551,047	—	1,745
EQ/Invesco Comstock Portfolio	2,125,631	11,665,475	429,811	14,069,436	—	4,209
EQ/MFS International Growth Portfolio	23,533,229	272,652	828,550	23,814,763	—	25,766
EQ/Morgan Stanley Mid Cap Growth Portfolio	1,737,060	8,849	33,491	1,712,324	—	942
EQ/Natural Resources PLUS Portfolio	11,203,964	104,008	2,652,334	9,601,860	—	337,811
EQ/PIMCO Global Real Return Portfolio	11,993,429	136,657	430,194	12,345,809	—	(670)
EQ/PIMCO Ultra Short Bond Portfolio	8,168,521	452,091	297,828	8,352,520	—	(125)
EQ/Real Estate PLUS Portfolio	12,835,918	130,293	1,812,176	12,724,096	—	100,655
EQ/T. Rowe Price Growth Stock Portfolio	23,691,854	3,233,732	5,274,495	20,640,889	—	1,503,183
Multimanager Core Bond Portfolio	7,693,794	99,242	1,394,253	6,554,513	65,503	(18,346)

	$260,400,587	$33,694,981	$41,552,078	$267,040,189	$65,503	$(1,756,988)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$38,247,036	$—	$—	$38,247,036
Investment Companies	—	267,040,189	—	267,040,189

Total Assets	$38,247,036	$267,040,189	$—	$305,287,225

Total Liabilities	$—	$—	$—	$—

Total	$38,247,036	$267,040,189	$—	$305,287,225

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U. S. government debt securities	$34,013,540
Net Proceeds of Sales and Redemptions:
Long-term investments other than U. S. government debt securities	$40,528,855

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,069,241
Aggregate gross unrealized depreciation	(604,549)

Net unrealized appreciation	$51,464,692

Federal income tax cost of investments	$253,822,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $224,986,908)	$267,040,189
Unaffiliated Issuers (Cost $28,776,363)	38,247,036
Cash	255,365
Dividends, interest and other receivables	125,639
Receivable from Separate Accounts for Trust shares sold	100,254
Receivable for securities sold	55,246
Other assets	2,978

Total assets	305,826,707

LIABILITIES
Payable to Separate Accounts for Trustshares redeemed	138,797
Distribution fees payable – Class IB	59,721
Administrative fees payable	53,472
Investment management fees payable	24,904
Payable for securities purchased	2,935
Distribution fees payable – Class IA	2,375
Trustees’ fees payable	590
Accrued expenses	56,448

Total liabilities	339,242

NET ASSETS	$305,487,465

Net assets were comprised of:
Paid in capital	$346,172,526
Accumulated undistributed net investment income (loss)	(124,451)
Accumulated undistributed net realized gain (loss) on investments	(92,084,564)
Net unrealized appreciation (depreciation) on investments	51,523,954

Net assets	$305,487,465

Class IA
Net asset value, offering and redemption price per share, $11,734,708 / 568,614 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.64

Class IB
Net asset value, offering and redemption price per share, $292,948,706 / 14,161,462 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.69

Class K
Net asset value, offering and redemption price per share, $804,051 / 38,985 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.62

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($65,503 of dividend income received from affiliates)	$338,484
Interest	231

Total income	338,715

EXPENSES
Distribution fees – Class IB	353,620
Administrative fees	236,678
Investment management fees	147,040
Custodian fees	60,995
Professional fees	17,992
Printing and mailing expenses	14,993
Distribution fees – Class IA	13,078
Trustees’ fees	3,996
Miscellaneous	2,932

Gross expenses	851,324
Less: Waiver from investment manager	(222,411)

Net expenses	628,913

NET INVESTMENT INCOME (LOSS)	(290,198)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(1,756,988) of realized gain (loss) from affiliates)	(1,676,812)
Net change in unrealized appreciation (depreciation) on investments ($14,496,699 of change in unrealized appreciation (depreciation) from affiliates)	17,498,097

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,821,285

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,531,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(290,198)	$2,538,743
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(1,676,812)	23,279,839
Net change in unrealized appreciation (depreciation) on investments	17,498,097	11,950,067

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,531,087	37,768,649

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(127,429)
Class IB	—	(3,737,286)
Class K	—	(10,156)

	—	(3,874,871)

Distributions from net realized capital gains
Class IA	—	(525,256)
Class IB	—	(15,579,142)
Class K	—	(33,853)

	—	(16,138,251)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(20,013,122)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 110,621 and 222,801 shares, respectively ]	2,190,210	4,397,281
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,601 shares, respectively ]	—	652,685
Capital shares repurchased [ (45,688) and (90,277) shares, respectively ]	(908,493)	(1,782,794)

Total Class IA transactions	1,281,717	3,267,172

Class IB
Capital shares sold [ 441,257 and 938,546 shares, respectively ]	8,788,347	18,429,889
Capital shares issued in reinvestment of dividends and distributions [ 0 and 992,115 shares, respectively ]	—	19,316,428
Capital shares repurchased [ (837,695) and (1,861,705) shares, respectively ]	(16,653,045)	(36,727,174)

Total Class IB transactions	(7,864,698)	1,019,143

Class K
Capital shares sold [ 4,985 and 47,937 shares, respectively ]	98,648	942,743
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,270 shares, respectively ]	—	44,009
Capital shares repurchased [ (441) and (18,597) shares, respectively ]	(8,859)	(364,595)

Total Class K transactions	89,789	622,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,493,192)	4,908,472

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,037,895	22,663,999
NET ASSETS:
Beginning of period	296,449,570	273,785,571

End of period (a)	$305,487,465	$296,449,570

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(124,451)	$165,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				October 29, 2009* to December 31, 2009
Class IA			2013	2012	2011	2010
Net asset value, beginning of period	$19.59		$18.42	$17.11	$18.46	$16.72	$16.39

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.21 (e)	0.25 (e)	0.36 (e)	0.51 (e)	0.25 (e)
Net realized and unrealized gain (loss) on investments	1.07		2.37	1.80	(0.96)	2.02	0.69

Total from investment operations	1.05		2.58	2.05	(0.60)	2.53	0.94

Less distributions:
Dividends from net investment income	—		(0.27)	(0.29)	(0.31)	(0.31)	(0.36)
Distributions from net realized gains	—		(1.14)	(0.45)	(0.44)	(0.48)	(0.25)

Total dividends and distributions	—		(1.41)	(0.74)	(0.75)	(0.79)	(0.61)

Net asset value, end of period	$20.64		$19.59	$18.42	$17.11	$18.46	$16.72

Total return (b)	5.36%		14.12%	11.98%	(3.23)%	15.20%	5.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,735		$9,868	$6,218	$4,032	$1,739	$11
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43%		0.35%	0.35%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.58%		0.58%	0.62%	0.39%	0.35%	0.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.20)%		1.09%	1.37%	1.95%	2.89%	8.39%
Before waivers and reimbursements (a)(f)(x)	(0.34)%		0.86%	1.09%	1.66%	2.64%	8.06%
Portfolio turnover rate (z)	11%		43%	43%	19%	27%	44%

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IB			2013	2012	2011		2010		2009
Net asset value, beginning of period	$19.64		$18.46	$17.15	$18.50		$16.75		$13.76

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.17 (e)	0.22 (e)	0.24	(e)	0.23	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	1.07		2.42	1.83	(0.89)		2.26		3.28

Total from investment operations	1.05		2.59	2.05	(0.65)		2.49		3.59

Less distributions:
Dividends from net investment income	—		(0.27)	(0.29)	(0.26)		(0.26)		(0.32)
Distributions from net realized gains	—		(1.14)	(0.45)	(0.44)		(0.48)		(0.28)

Total dividends and distributions	—		(1.41)	(0.74)	(0.70)		(0.74)		(0.60)

Net asset value, end of period	$20.69		$19.64	$18.46	$17.15		$18.50		$16.75

Total return (b)	5.35%		14.15%	11.95%	(3.46)%		14.95%		26.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$292,949		$285,902	$267,515	$252,504		$277,412		$269,015
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43%		0.35%	0.35%	0.35%		0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.58%		0.58%	0.62%	0.64	%(c)	0.60	%(c)	0.68	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.20)%		0.88%	1.22%	1.32%		1.34%		2.06%
Before waivers and reimbursements (a)(f)(x)	(0.35)%		0.65%	0.95%	1.01%		1.08%		1.75%
Portfolio turnover rate (z)	11%		43%	43%	19%		27%		44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$19.56	$18.39	$18.34

Income (loss) from investment operations:
Net investment income (loss) (x)	0.01 (e)	0.38 (e)	0.39	(e)
Net realized and unrealized gain (loss) on investments	1.05	2.25	0.32

Total from investment operations	1.06	2.63	0.71

Less distributions:
Dividends from net investment income	—	(0.32)	(0.32)
Distributions from net realized gains	—	(1.14)	(0.34)

Total dividends and distributions	—	(1.46)	(0.66)

Net asset value, end of period	$20.62	$19.56	$18.39

Total return (b)	5.42%	14.43%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$804	$674	$52
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.18%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.33%	0.33%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.05%	1.89%	6.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.09)%	1.66%	5.83	%(l)
Portfolio turnover rate (z)	11%	43%	43%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/MFS International Growth Portfolio	8.8%
EQ/AllianceBernstein Small Cap Growth Portfolio	8.8
EQ/T. Rowe Price Growth Stock Portfolio	8.7
EQ/BlackRock Basic Value Equity Portfolio	8.4
EQ/Boston Advisors Equity Income Portfolio	7.9
EQ/GAMCO Small Company Value Portfolio	6.3
EQ/Invesco Comstock Portfolio	5.9
PowerShares DB Gold Fund	5.3
EQ/Real Estate PLUS Portfolio	5.0
EQ/GAMCO Mergers and Acquisitions Portfolio	4.7
EQ/Natural Resources PLUS Portfolio	4.6
EQ/International Equity Index Portfolio	3.9
EQ/Emerging Markets Equity PLUS Portfolio	3.2
EQ/Global Bond PLUS Portfolio	2.6
iShares® MSCI EAFE Small-Cap ETF	2.0
EQ/PIMCO Global Real Return Portfolio	1.7
EQ/High Yield Bond Portfolio	1.4
iShares® International Developed Property ETF	1.3
iShares® JP Morgan USD Emerging Markets Bond ETF	1.0
EQ/Intermediate Government Bond Portfolio	1.0
iShares® Gold Trust	1.0
EQ/Morgan Stanley Mid Cap Growth Portfolio	1.0
EQ/PIMCO Ultra Short Bond Portfolio	1.0
PowerShares DB Silver Fund	0.8
iShares® U.S. Oil & Gas Exploration & Production ETF	0.8
SPDR® S&P Emerging Markets SmallCap ETF	0.8
iShares® MSCI Global Gold Miners ETF	0.6
SPDR® S&P Emerging Asia Pacific ETF	0.5
Multimanager Core Bond Portfolio	0.5
iShares® China Large-Cap ETF	0.3
iShares® Silver Trust	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,056.30	$2.40
Hypothetical (5% average return before expenses)	1,000.00	1,022.46	2.36
Class K
Actual	1,000.00	1,057.10	1.09
Hypothetical (5% average return before expenses)	1,000.00	1,023.73	1.07

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.47% and 0.21%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	43,457	$959,001
EQ/BlackRock Basic Value Equity Portfolio‡	43,268	921,458
EQ/Boston Advisors Equity Income Portfolio‡	122,025	869,667
EQ/Emerging Markets Equity PLUS Portfolio‡	35,493	350,419
EQ/GAMCO Mergers and Acquisitions Portfolio‡	37,961	518,493
EQ/GAMCO Small Company Value Portfolio‡	11,884	690,257
EQ/Global Bond PLUS Portfolio‡	29,889	289,229
EQ/High Yield Bond Portfolio‡	14,336	151,602
EQ/Intermediate Government Bond Portfolio‡	10,668	110,156
EQ/International Equity Index Portfolio‡	41,473	425,737
EQ/Invesco Comstock Portfolio‡	43,703	650,094
EQ/MFS International Growth Portfolio‡	125,430	960,259
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	5,153	105,680
EQ/Natural Resources PLUS Portfolio‡	43,662	503,761
EQ/PIMCO Global Real Return Portfolio‡	19,152	189,843
EQ/PIMCO Ultra Short Bond Portfolio‡	10,491	104,197
EQ/Real Estate PLUS Portfolio‡	50,536	551,362
EQ/T. Rowe Price Growth Stock Portfolio*‡	27,603	954,606
iShares® China Large-Cap ETF	935	34,632
iShares® Gold Trust*	8,240	$106,131
iShares® International Developed Property ETF	3,690	144,050
iShares® JP Morgan USD Emerging Markets Bond ETF	960	110,659
iShares® MSCI EAFE Small-Cap ETF	4,100	216,972
iShares® MSCI Global Gold Miners ETF	6,290	69,945
iShares® Silver Trust*	920	18,630
iShares® U.S. Oil & Gas Exploration & Production ETF	890	86,401
Multimanager Core Bond Portfolio‡	5,054	50,876
PowerShares DB Gold Fund*	12,950	576,275
PowerShares DB Silver Fund*	2,520	88,200
SPDR® S&P Emerging Asia Pacific ETF	640	52,931
SPDR® S&P Emerging Markets SmallCap ETF	1,665	83,750

Total Investments (98.9%) (Cost $10,212,628)		10,945,273
Other Assets Less Liabilities (1.1%)		124,295

Net Assets (100%)		$11,069,568

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$273,008	$231,593	$484,351	$—	$—	$27,408
EQ/AllianceBernstein Small Cap Growth Portfolio	491,250	632,598	192,573	959,001	—	(369)
EQ/BlackRock Basic Value Equity Portfolio	480,017	601,680	221,526	921,458	—	3,223
EQ/Boston Advisors Equity Income Portfolio	445,629	538,246	158,098	869,667	—	729
EQ/Emerging Markets Equity PLUS Portfolio	150,574	251,439	72,154	350,419	—	(104)
EQ/GAMCO Mergers and Acquisitions Portfolio	268,244	338,041	101,095	518,493	—	(58)
EQ/GAMCO Small Company Value Portfolio	333,948	485,682	156,767	690,257	—	1,646
EQ/Global Bond PLUS Portfolio	86,281	254,068	57,555	289,229	—	(49)
EQ/High Yield Bond Portfolio	76,543	98,460	28,864	151,602	—	18
EQ/Intermediate Government Bond Portfolio	33,519	100,004	23,982	110,156	—	(9)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/International Equity Index Portfolio	$—	$503,086	$95,154	$425,737	$—	$1,782
EQ/Invesco Comstock Portfolio	53,141	711,949	151,268	650,094	—	1,666
EQ/MFS International Growth Portfolio	467,789	664,002	211,082	960,259	—	264
EQ/Morgan Stanley Mid Cap Growth Portfolio	69,411	45,742	9,733	105,680	—	(4)
EQ/Natural Resources PLUS Portfolio	310,101	324,899	186,803	503,761	—	4,131
EQ/PIMCO Global Real Return Portfolio	98,142	122,520	38,445	189,843	—	(4)
EQ/PIMCO Ultra Short Bond Portfolio	76,328	37,201	9,662	104,197	—	— #
EQ/Real Estate PLUS Portfolio	262,820	367,559	135,228	551,362	—	94
EQ/T. Rowe Price Growth Stock Portfolio	688,518	778,822	532,671	954,606	—	4,542
Multimanager Core Bond Portfolio	21,604	43,029	14,396	50,876	369	(7)

	$4,686,867	$7,130,620	$2,881,407	$9,356,697	$369	$44,899

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,588,576	$—	$—	$1,588,576
Investment Companies	—	9,356,697	—	9,356,697

Total Assets	$1,588,576	$9,356,697	$—	$10,945,273

Total Liabilities	$—	$—	$—	$—

Total	$1,588,576	$9,356,697	$—	$10,945,273

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,054,410
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,082,781

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$751,092
Aggregate gross unrealized depreciation	(19,270)

Net unrealized appreciation	$731,822

Federal income tax cost of investments	$10,213,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,692,421)	$9,356,697
Unaffiliated Issuers (Cost $1,520,207)	1,588,576
Cash	100,737
Receivable from Separate Accounts for Trust shares sold	61,058
Receivable for securities sold	11,314
Dividends, interest and other receivables	5,874
Other assets	150

Total assets	11,124,406

LIABILITIES
Payable for securities purchased	30,072
Administrative fees payable	3,767
Distribution fees payable – Class IB	1,886
Payable to Separate Accounts for Trust shares redeemed	439
Trustees’ fees payable	8
Accrued expenses	18,666

Total liabilities	54,838

NET ASSETS	$11,069,568

Net assets were comprised of:
Paid in capital	$10,210,229
Accumulated undistributed net investment income (loss)	(8,525)
Accumulated undistributed net realized gain (loss) on investments	135,219
Net unrealized appreciation (depreciation) on investments	732,645

Net assets	$11,069,568

Class IB
Net asset value, offering and redemption price per share, $9,663,411 / 767,973 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.58

Class K
Net asset value, offering and redemption price per share, $1,406,157 / 111,658 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.59

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($369 of dividend income received from affiliates)	$9,077
Interest	70

Total income	9,147

EXPENSES
Custodian fees	60,995
Administrative fees	22,444
Professional fees	13,838
Distribution fees – Class IB	9,060
Investment management fees	4,218
Printing and mailing expenses	307
Trustees’ fees	78
Miscellaneous	8,523

Gross expenses	119,463
Less: Waiver from investment manager	(26,662)
Reimbursement from investment advisor	(74,461)

Net expenses	18,340

NET INVESTMENT INCOME (LOSS)	(9,193)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($44,899 of realized gain (loss) from affiliates)	47,490
Net change in unrealized appreciation (depreciation) on investments ($420,617 of change in unrealized appreciation (depreciation) from affiliates)	521,068

NET REALIZED AND UNREALIZED GAIN (LOSS)	568,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$559,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,193)	$47,297
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	47,490	140,182
Net change in unrealized appreciation (depreciation) on investments	521,068	200,147

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	559,365	387,626

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(55,610)
Class K	—	(14,805)

	—	(70,415)

Distributions from net realized capital gains
Class IB	—	(25,987)
Class K	—	(6,065)

	—	(32,052)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(102,467)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 569,349 and 432,585 shares, respectively ]	6,861,172	4,953,923
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,936 shares, respectively ]	—	81,597
Capital shares repurchased [ (213,652) and (52,746) shares, respectively ]	(2,596,827)	(596,889)

Total Class IB transactions	4,264,345	4,438,631

Class K
Capital shares sold [ 45,634 and 64,227 shares, respectively ]	549,497	726,454
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,775 shares, respectively ]	—	20,870
Capital shares repurchased [ (16,362) and (8,942) shares, respectively ]	(195,918)	(101,954)

Total Class K transactions	353,579	645,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,617,924	5,084,001

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,177,289	5,369,160
NET ASSETS:
Beginning of period	5,892,279	523,119

End of period (a)	$11,069,568	$5,892,279

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(8,525)	$668

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$11.91		$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.27 (e)	0.11	(e)
Net realized and unrealized gain (loss) on investments	0.69		1.59	0.30

Total from investment operations	0.67		1.86	0.41

Less distributions:
Dividends from net investment income	—		(0.16)	(0.12)
Distributions from net realized gains	—		(0.08)	—	#

Total dividends and distributions	—		(0.24)	(0.12)

Net asset value, end of period	$12.58		$11.91	$10.29

Total return (b)	5.63%		18.08%	4.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,663		$4,911	$262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.47%		0.35%	0.35%
Before waivers and reimbursements (a)(f)	2.86%		6.43%	36.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.25)%		2.32%	3.08	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.64)%		(3.76)%	(32.59	)%(l)
Portfolio turnover rate (z)	36%		41%	3%

Class K	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$11.91		$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.19 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.68		1.70	0.30

Total from investment operations	0.68		1.89	0.42

Less distributions:
Dividends from net investment income	—		(0.19)	(0.13)
Distributions from net realized gains	—		(0.08)	—	#

Total dividends and distributions	—		(0.27)	(0.13)

Net asset value, end of period	$12.59		$11.91	$10.29

Total return (b)	5.71%		18.38%	4.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,406		$981	$261
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.21%		0.10%	0.10%
Before waivers and reimbursements (a)(f)	2.64%		7.74%	35.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.01)%		1.64%	3.33	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.44)%		(6.00)%	(32.35	)%(l)
Portfolio turnover rate (z)	36%		41%	3%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Real Estate PLUS Portfolio	16.2%
EQ/Natural Resources PLUS Portfolio	12.1
PowerShares DB Gold Fund	7.1
EQ/AllianceBernstein Small Cap Growth Portfolio	6.8
EQ/BlackRock Basic Value Equity Portfolio	5.5
EQ/GAMCO Mergers and Acquisitions Portfolio	5.3
EQ/Boston Advisors Equity Income Portfolio	5.2
EQ/GAMCO Small Company Value Portfolio	5.1
EQ/T. Rowe Price Growth Stock Portfolio	5.1
EQ/MFS International Growth Portfolio	5.1
EQ/Invesco Comstock Portfolio	4.0
EQ/International Equity Index Portfolio	4.0
iShares® International Developed Property ETF	3.7
iShares® U.S. Oil & Gas Exploration & Production ETF	3.1
EQ/Emerging Markets Equity PLUS Portfolio	2.3
PowerShares DB Silver Fund	1.8
EQ/Global Bond PLUS Portfolio	1.7
iShares® MSCI EAFE Small-Cap ETF	1.4
EQ/Morgan Stanley Mid Cap Growth Portfolio	0.8
EQ/High Yield Bond Portfolio	0.8
EQ/PIMCO Global Real Return Portfolio	0.8
EQ/Intermediate Government Bond Portfolio	0.5
SPDR® S&P Emerging Markets SmallCap ETF	0.5
iShares® JP Morgan USD Emerging Markets Bond ETF	0.4
SPDR® S&P Emerging Asia Pacific ETF	0.3
iShares® China Large-Cap ETF	0.2
EQ/PIMCO Ultra Short Bond Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,074.40	$2.35
Hypothetical (5% average return before expenses)	1,000.00	1,022.53	2.29
Class K
Actual	1,000.00	1,076.40	1.05
Hypothetical (5% average return before expenses)	1,000.00	1,023.78	1.02

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.46% and 0.20%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	13,638	$300,968
EQ/BlackRock Basic Value Equity Portfolio‡	11,390	242,567
EQ/Boston Advisors Equity Income Portfolio‡	32,087	228,681
EQ/Emerging Markets Equity PLUS Portfolio‡	10,296	101,654
EQ/GAMCO Mergers and Acquisitions Portfolio‡	17,106	233,645
EQ/GAMCO Small Company Value Portfolio‡	3,920	227,696
EQ/Global Bond PLUS Portfolio‡	7,916	76,599
EQ/High Yield Bond Portfolio‡	3,326	35,167
EQ/Intermediate Government Bond Portfolio‡	2,131	22,001
EQ/International Equity Index Portfolio‡	17,251	177,084
EQ/Invesco Comstock Portfolio‡	11,984	178,264
EQ/MFS International Growth Portfolio‡	29,383	224,947
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,726	35,407
EQ/Natural Resources PLUS Portfolio‡	46,319	534,418
EQ/PIMCO Global Real Return Portfolio‡	3,438	34,079
EQ/PIMCO Ultra Short Bond Portfolio‡	841	8,349
EQ/Real Estate PLUS Portfolio‡	65,809	717,996

EQ/T. Rowe Price Growth Stock Portfolio*‡	6,563	226,957
iShares® China Large-Cap ETF	270	10,001
iShares® International Developed Property ETF	4,240	165,521
iShares® JP Morgan USD Emerging Markets Bond ETF	170	19,596
iShares® MSCI EAFE Small-Cap ETF	1,180	62,446
iShares® U.S. Oil & Gas Exploration & Production ETF	1,430	138,824
PowerShares DB Gold Fund*	7,110	316,395
PowerShares DB Silver Fund*	2,230	78,050
SPDR® S&P Emerging Asia Pacific ETF	170	14,060
SPDR® S&P Emerging Markets SmallCap ETF	400	20,120

Total Investments (99.4%) (Cost $4,249,109)		4,431,492
Other Assets Less Liabilities (0.6%)		28,485

Net Assets (100%)		$4,459,977

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$160,525	$5,532	$166,107	$—	$—	$1,711
EQ/AllianceBernstein Small Cap Growth Portfolio	272,816	22,996	2,843	300,968	—	1
EQ/BlackRock Basic Value Equity Portfolio	225,881	12,896	12,495	242,567	—	(24)
EQ/Boston Advisors Equity Income Portfolio	218,048	12,086	12,450	228,681	—	(147)
EQ/Emerging Markets Equity PLUS Portfolio	77,388	20,649	889	101,654	—	(3)
EQ/GAMCO Mergers and Acquisitions Portfolio	201,365	28,622	2,208	233,645	—	7
EQ/GAMCO Small Company Value Portfolio	209,810	11,622	2,226	227,696	—	(11)
EQ/Global Bond PLUS Portfolio	70,665	4,184	797	76,599	—	— #
EQ/High Yield Bond Portfolio	32,102	1,859	354	35,167	—	1
EQ/Intermediate Government Bond Portfolio	15,785	6,274	257	22,001	—	— #
EQ/International Equity Index Portfolio	—	170,735	915	177,084	—	8
EQ/Invesco Comstock Portfolio	160,492	8,832	1,684	178,264	—	(1)
EQ/MFS International Growth Portfolio	206,910	12,086	2,310	224,947	—	(7)
EQ/Morgan Stanley Mid Cap Growth Portfolio	34,140	1,515	275	35,407	—	— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Natural Resources PLUS Portfolio	$481,653	$27,892	$31,939	$534,418	$—	$2,377
EQ/PIMCO Global Real Return Portfolio	30,850	1,859	354	34,079	—	—	#
EQ/PIMCO Ultra Short Bond Portfolio	7,943	465	89	8,349	—	—	#
EQ/Real Estate PLUS Portfolio	599,887	77,189	44,888	717,996	—	1,199
EQ/T. Rowe Price Growth Stock Portfolio	210,082	33,622	21,585	226,957	—	630

	$3,216,342	$460,915	$304,665	$3,606,479	$—	$5,741

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$825,013	$—	$—	$825,013
Investment Companies	—	3,606,479	—	3,606,479

Total Assets	$825,013	$3,606,479	$—	$4,431,492

Total Liabilities	$—	$—	$—	$—

Total	$825,013	$3,606,479	$–	$4,431,492

There were no transfers between Levels 1, 2 or 3 during six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$481,377
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$310,405

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,046
Aggregate gross unrealized depreciation	(20,227)

Net unrealized appreciation	$181,819

Federal income tax cost of investments	$4,249,673

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,436,795)	$3,606,479
Unaffiliated Issuers (Cost $812,314)	825,013
Cash	15,059
Receivable for securities sold	30,197
Deferred offering cost	14,234
Dividends, interest and other receivables	3,317
Other assets	64

Total assets	4,494,363

LIABILITIES
Administrative fees payable	16,655
Payable for securities purchased	4,866
Distribution fees payable – Class IB	464
Investment management fees payable	64
Payable to Separate Accounts for Trust shares redeemed	18
Trustees’ fees payable	10
Accrued expenses	12,309

Total liabilities	34,386

NET ASSETS	$4,459,977

Net assets were comprised of:
Paid in capital	$4,269,639
Accumulated undistributed net investment income (loss)	(1,449)
Accumulated undistributed net realized gain (loss) on investments	9,404
Net unrealized appreciation (depreciation) on investments	182,383

Net assets	$4,459,977

Class IB
Net asset value, offering and redemption price per share, $2,316,950 / 222,691 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.40

Class K
Net asset value, offering and redemption price per share, $2,143,027 / 205,720 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$5,375
Interest	17

Total income	5,392

EXPENSES
Offering costs	21,471
Administrative fees	19,202
Professional fees	15,421
Custodian fees	12,397
Distribution fees – Class IB	2,621
Investment management fees	2,057
Printing and mailing expenses	205
Trustees’ fees	55
Miscellaneous	347

Gross expenses	73,776
Less: Waiver from investment manager	(21,259)
Reimbursement from investment advisor	(45,676)

Net expenses	6,841

NET INVESTMENT INCOME (LOSS)	(1,449)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	5,741
Net change in unrealized appreciation (depreciation) on investments ($233,887 of change in unrealized appreciation (depreciation) from affiliates)	302,601

NET REALIZED AND UNREALIZED GAIN (LOSS)	308,342

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$306,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,449)	$44,983
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	5,741	59,407
Net change in unrealized appreciation (depreciation) on investments	302,601	(120,218)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	306,893	(15,828)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(33,990)
Class K	—	(34,250)

	—	(68,240)

Distributions from net realized capital gains
Class IB	—	(20,394)
Class K	—	(20,550)

	—	(40,944)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(109,184)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 16,532 and 201,829 shares, respectively ]	164,998	2,017,771
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,676 shares, respectively ]	—	54,384
Capital shares repurchased [ (1,345) and (1) shares, respectively ]	(13,845)	(12)

Total Class IB transactions	151,153	2,072,143

Class K
Capital shares sold [ 0 and 200,000 shares, respectively ]	—	2,000,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,720 shares, respectively ]	—	54,800

Total Class K transactions	—	2,054,800

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	151,153	4,126,943

TOTAL INCREASE (DECREASE) IN NET ASSETS	458,046	4,001,931
NET ASSETS:
Beginning of period	4,001,931	—

End of period (a)	$4,459,977	$4,001,931

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,449)	$—

* The Portfolio commenced operations on October 28, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)		October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.11	(e)
Net realized and unrealized gain (loss) on investments	0.73		(0.16)

Total from investment operations	0.72		(0.05)

Less distributions:
Dividends from net investment income	—		(0.17)
Distributions from net realized gains .	—		(0.10)

Total dividends and distributions	—		(0.27)

Net asset value, end of period	$10.40		$9.68

Total return (b)	7.44%		(0.47)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,317		$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f).	0.46%		0.35%
Before waivers and reimbursements (a)(f).	3.73%		4.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.19)%		6.41	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.46)%		2.59	%(l)
Portfolio turnover rate (z)	7%		1%

Class K	Six Months Ended June 30, 2014 (Unaudited)		October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.11	(e)
Net realized and unrealized gain (loss) on investments	0.74		(0.16)

Total from investment operations	0.74		(0.05)

Less distributions:
Dividends from net investment income	—		(0.17)
Distributions from net realized gains	—		(0.10)

Total dividends and distributions	—		(0.27)

Net asset value, end of period	$10.42		$9.68

Total return (b)	7.64%		(0.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,143		$1,992
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.20%		0.10%
Before waivers and reimbursements (a)(f)	3.44%		3.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.06%		6.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.18)%		2.84	%(l)
Portfolio turnover rate (z)	7%		1%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Real Estate PLUS Portfolio	22.1%
EQ/Natural Resources PLUS Portfolio	22.0
EQ/GAMCO Mergers and Acquisitions Portfolio	10.3
PowerShares DB Gold Fund	8.0
iShares® International Developed Property ETF	5.5
iShares® U.S. Oil & Gas Exploration & Production ETF	4.1
EQ/AllianceBernstein Small Cap Growth Portfolio	3.0
EQ/GAMCO Small Company Value Portfolio	2.6
EQ/T. Rowe Price Growth Stock Portfolio	2.6
EQ/MFS International Growth Portfolio	2.5
EQ/BlackRock Basic Value Equity Portfolio	2.4
PowerShares DB Silver Fund	2.3
EQ/Boston Advisors Equity Income Portfolio	2.2
EQ/Global Bond PLUS Portfolio	2.0
EQ/Invesco Comstock Portfolio	1.8
EQ/International Equity Index Portfolio	1.5
EQ/Emerging Markets Equity PLUS Portfolio	0.8
EQ/High Yield Bond Portfolio	0.8
EQ/PIMCO Global Real Return Portfolio	0.7
EQ/Intermediate Government Bond Portfolio	0.7
iShares® MSCI EAFE Small-Cap ETF	0.5
iShares® JP Morgan USD Emerging Markets Bond ETF	0.4
EQ/Morgan Stanley Mid Cap Growth Portfolio	0.4
EQ/PIMCO Ultra Short Bond Portfolio	0.3
SPDR® S&P Emerging Markets SmallCap ETF	0.2
SPDR® S&P Emerging Asia Pacific ETF	0.2
iShares® China Large-Cap ETF	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,088.90	$2.37
Hypothetical (5% average return before expenses)	1,000.00	1,022.52	2.30
Class K
Actual	1,000.00	1,090.00	1.06
Hypothetical (5% average return before expenses)	1,000.00	1,023.78	1.03

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.46% and 0.20%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	6,224	$137,357
EQ/BlackRock Basic Value Equity Portfolio‡	5,108	108,774
EQ/Boston Advisors Equity Income Portfolio‡	13,720	97,785
EQ/Emerging Markets Equity PLUS Portfolio‡	3,598	35,518
EQ/GAMCO Mergers and Acquisitions Portfolio‡	34,002	464,423
EQ/GAMCO Small Company Value Portfolio‡	2,004	116,423
EQ/Global Bond PLUS Portfolio‡	9,136	88,408
EQ/High Yield Bond Portfolio‡	3,271	34,596
EQ/Intermediate Government Bond Portfolio‡	3,146	32,484
EQ/International Equity Index Portfolio‡	6,788	69,678
EQ/Invesco Comstock Portfolio‡	5,579	82,989
EQ/MFS International Growth Portfolio‡	14,459	110,694
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	855	17,543
EQ/Natural Resources PLUS Portfolio‡	86,286	995,538
EQ/PIMCO Global Real Return Portfolio‡	3,384	33,541
EQ/PIMCO Ultra Short Bond Portfolio‡	1,331	13,221
EQ/Real Estate PLUS Portfolio‡	91,631	999,720

EQ/T. Rowe Price Growth Stock Portfolio*‡	3,325	$115,002
iShares® China Large-Cap ETF	160	5,926
iShares® International Developed Property ETF	6,410	250,234
iShares® JP Morgan USD Emerging Markets Bond ETF	170	19,596
iShares® MSCI EAFE Small-Cap ETF	390	20,639
iShares® U.S. Oil & Gas Exploration & Production ETF	1,900	184,452
PowerShares DB Gold Fund*	8,100	360,450
PowerShares DB Silver Fund*	2,930	102,550
SPDR® S&P Emerging Asia Pacific ETF	120	9,925
SPDR® S&P Emerging Markets SmallCap ETF	200	10,060

Total Investments (99.4%) (Cost $4,312,121)		4,517,526
Other Assets Less Liabilities (0.6%)		28,591

Net Assets (100%)		$4,546,117

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$61,960	$2,410	$64,391	$—	$—	$665
EQ/AllianceBernstein Small Cap Growth Portfolio	111,690	22,877	1,499	137,357	—	(3)
EQ/BlackRock Basic Value Equity Portfolio	104,954	8,243	11,419	108,774	—	(30)
EQ/Boston Advisors Equity Income Portfolio	97,116	7,609	11,429	97,785	—	(146)
EQ/Emerging Markets Equity PLUS Portfolio	22,403	11,902	321	35,518	—	(1)
EQ/GAMCO Mergers and Acquisitions Portfolio	404,181	53,972	5,557	464,423	—	(1)
EQ/GAMCO Small Company Value Portfolio	105,284	8,243	1,395	116,423	—	(6)
EQ/Global Bond PLUS Portfolio	68,191	18,707	961	88,408	—	1
EQ/High Yield Bond Portfolio	30,979	2,537	427	34,596	—	1
EQ/Intermediate Government Bond Portfolio	15,233	17,268	213	32,484	—	— #
EQ/International Equity Index Portfolio	—	67,233	369	69,678	—	— #
EQ/Invesco Comstock Portfolio	73,363	5,707	960	82,989	—	2
EQ/MFS International Growth Portfolio	99,830	8,243	1,389	110,694	—	— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Morgan Stanley Mid Cap Growth Portfolio	$16,473	$1,268	$213	$17,543	$—	$—	#
EQ/Natural Resources PLUS Portfolio	883,098	72,286	65,327	995,538	—	3,847
EQ/PIMCO Global Real Return Portfolio	29,769	2,536	426	33,541	—	1
EQ/PIMCO Ultra Short Bond Portfolio	7,665	5,635	107	13,221	—	—	#
EQ/Real Estate PLUS Portfolio	824,864	102,285	43,651	999,720	—	531
EQ/T. Rowe Price Growth Stock Portfolio	105,423	18,243	11,080	115,002	—	309

	$3,062,476	$437,204	$221,134	$3,553,694	$—	$5,170

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/International Core PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$963,832	$—	$—	$963,832
Investment Companies	—	3,553,694	—	3,553,694

Total Assets	$963,832	$3,553,694	$—	$4,517,526

Total Liabilities	$—	$—	$—	$—

Total	$963,832	$3,553,694	$—	$4,517,526

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$483,420
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$226,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,430
Aggregate gross unrealized depreciation	(17,711)

Net unrealized appreciation	$204,719

Federal income tax cost of investments	$4,312,807

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,364,771)	$3,553,694
Unaffiliated Issuers (Cost $947,350)	963,832
Cash	9,191
Receivable for securities sold	36,693
Deferred offering cost	14,189
Dividends, interest and other receivables	3,891
Other assets	62

Total assets	4,581,552

LIABILITIES
Administrative fees payable	16,622
Payable for securities purchased	4,825
Distribution fees payable – Class IB	478
Payable to Separate Accounts for Trust shares redeemed	26
Trustees’ fees payable	9
Accrued expenses	13,475

Total liabilities	35,435

NET ASSETS	$4,546,117

Net assets were comprised of:
Paid in capital	$4,336,363
Accumulated undistributed net investment income (loss)	(135)
Accumulated undistributed net realized gain (loss) on investments	4,484
Net unrealized appreciation (depreciation) on investments	205,405

Net assets	$4,546,117

Class IB
Net asset value, offering and redemption price per share, $2,401,827 / 230,832 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.41

Class K
Net asset value, offering and redemption price per share, $2,144,290 / 205,827 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$6,702
Interest	16

Total income	6,718

EXPENSES
Offering costs	21,402
Administrative fees	19,194
Professional fees	15,421
Custodian fees	12,397
Distribution fees – Class IB	2,620
Investment management fees	2,052
Printing and mailing expenses	202
Trustees’ fees	53
Miscellaneous	347

Gross expenses	73,688
Less: Waiver from investment manager	(21,246)
Reimbursement from investment advisor	(45,589)

Net expenses	6,853

NET INVESTMENT INCOME (LOSS)	(135)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	5,170
Net change in unrealized appreciation (depreciation) on investments ($275,148 of change in unrealized appreciation (depreciation) from affiliates)	356,747

NET REALIZED AND UNREALIZED GAIN (LOSS)	361,917

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$361,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(135)	$45,319
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	5,170	39,334
Net change in unrealized appreciation (depreciation) on investments	356,747	(151,342)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	361,782	(66,689)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(34,833)
Class K	—	(35,116)

	—	(69,949)

Distributions from net realized capital gains
Class IB	—	(11,860)
Class K	—	(11,957)

	—	(23,817)

Return of capital
Class IB	—	(7,943)
Class K	—	(8,008)

	—	(15,951)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(109,717)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 23,575 and 201,538 shares, respectively ]	236,632	2,014,999
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,780 shares, respectively ]	—	54,637
Capital shares repurchased [ (59) and (2) shares, respectively ]	(590)	(17)

Total Class IB transactions	236,042	2,069,619

Class K
Capital shares sold [ 0 and 200,000 shares, respectively ]	—	2,000,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,827 shares, respectively ]	—	55,080

Total Class K transactions	—	2,055,080

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	236,042	4,124,699

TOTAL INCREASE (DECREASE) IN NET ASSETS	597,824	3,948,293
NET ASSETS:
Beginning of period	3,948,293	—

End of period (a)	$4,546,117	$3,948,293

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(135)	$—

* The Portfolio commenced operations on October 28, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)		October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.56		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.11	(e)
Net realized and unrealized gain (loss) on investments	0.86		(0.28)

Total from investment operations	0.85		(0.17)

Less distributions:
Dividends from net investment income	—		(0.17)
Distributions from net realized gains	—		(0.06)
Return of capital	—		(0.04)

Total dividends and distributions	—		(0.27)

Net asset value, end of period	$10.41		$9.56

Total return (b)	8.89%		(1.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,402		$1,981
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.46%		0.35%
Before waivers and reimbursements (a)(f)	3.75%		4.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.13)%		6.50	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.41)%		2.64	%(l)
Portfolio turnover rate (z)	5%		1%

Class K	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.01 (e)	0.11	(e)
Net realized and unrealized gain (loss) on investments	0.85	(0.27)

Total from investment operations	0.86	(0.16)

Less distributions:
Dividends from net investment income	—	(0.18)
Distributions from net realized gains	—	(0.06)
Return of capital	—	(0.04)

Total dividends and distributions	—	(0.28)

Net asset value, end of period	$10.42	$9.56

Total return (b)	9.00%	(1.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,144	$1,967
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.20%	0.10%
Before waivers and reimbursements (a)(f)	3.43%	3.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.12%	6.73	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.10)%	2.88	%(l)
Portfolio turnover rate (z)	5%	1%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Intermediate Government Bond Portfolio	88.7%
AXA 500 Managed Volatility Portfolio	6.4
AXA 2000 Managed Volatility Portfolio	2.0
AXA International Managed Volatility Portfolio	1.7
AXA 400 Managed Volatility Portfolio	0.5
EQ/Core Bond Index Portfolio	0.4
EQ/AllianceBernstein Short Duration Government Bond Portfolio	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,014.70	$2.33
Hypothetical (5% average return before expenses)	1,000.00	1,022.49	2.33

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.47%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	5,940	$116,859
AXA 400 Managed Volatility Portfolio‡	1,304	28,047
AXA 500 Managed Volatility Portfolio‡	19,637	373,969
AXA International Managed Volatility Portfolio*‡	7,200	101,708
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	1,513	15,040
EQ/Core Bond Index Portfolio‡	2,513	25,302

EQ/Intermediate Government Bond Portfolio‡	503,259	$5,196,754

Total Investments (100.4%) (Cost $5,774,669)		5,857,679
Other Assets Less Liabilities (-0.4%)		(22,528)

Net Assets (100%)		$5,835,151

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio (a)	$107,833	$12,177	$6,669	$116,859	$—	$30
AXA 400 Managed Volatility Portfolio (b)	27,192	3,479	4,312	28,047	—	174
AXA 500 Managed Volatility Portfolio (c)	350,175	43,488	43,199	373,969	—	871
AXA International Managed Volatility Portfolio (d)	93,613	10,437	6,883	101,708	—	74
EQ/AllianceBernstein Short Duration Government Bond Portfolio	—	15,040	—	15,040	—	—
EQ/AllianceBernstein Short-Term Bond Portfolio	15,028	—	15,111	—	—	(71)
EQ/Core Bond Index Portfolio	19,870	5,000	—	25,302	—	—
EQ/Intermediate Government Bond Portfolio	4,751,684	653,731	267,376	5,196,754	—	29

	$5,365,395	$743,352	$343,550	$5,857,679	$—	$1,107

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.
(b)	Formerly known as AXA Tactical Manager 400 Portfolio.
(c)	Formerly known as AXA Tactical Manager 500 Portfolio.
(d)	Formerly known as AXA Tactical Manager International Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,857,679	$—	$5,857,679

Total Assets	$—	$5,857,679	$—	$5,857,679

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,857,679	$—	$5,857,679

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$743,352
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$344,657

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,772
Aggregate gross unrealized depreciation	(19,164)

Net unrealized appreciation	$81,608

Federal income tax cost of investments	$5,776,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,774,669)	$5,857,679
Cash	77,182
Receivable from Separate Accounts for Trust shares sold	4,456
Other assets	57

Total assets	5,939,374

LIABILITIES
Payable for securities purchased	73,889
Administrative fees payable	9,261
Distribution fees payable – Class IB	1,197
Payable to Separate Accounts for Trust shares redeemed	69
Trustees’ fees payable	13
Accrued expenses	19,794

Total liabilities	104,223

NET ASSETS	$5,835,151

Net assets were comprised of:
Paid in capital	$5,742,941
Accumulated undistributed net investment income (loss)	(12,706)
Accumulated undistributed net realized gain (loss) on investments	21,906
Net unrealized appreciation (depreciation) on investments	83,010

Net assets	$5,835,151

Class IB
Net asset value, offering and redemption price per share, $5,835,151 / 563,436 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$4

EXPENSES
Administrative fees	20,261
Professional fees	15,935
Custodian fees	12,893
Distribution fees – Class IB	6,908
Investment management fees	2,763
Printing and mailing expenses	278
Trustees’ fees	73
Miscellaneous	519

Gross expenses	59,630
Less: Waiver from investment manager	(23,024)
Reimbursement from investment advisor	(23,741)

Net expenses	12,865

NET INVESTMENT INCOME (LOSS)	(12,861)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	1,107
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	92,482

NET REALIZED AND UNREALIZED GAIN (LOSS)	93,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,728

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,861)	$3,994
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,107	46,634
Net change in unrealized appreciation (depreciation) on investments	92,482	(10,175)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,728	40,453

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(21,848)
Distributions from net realized capital gains
Class IB	—	(9,653)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(31,501)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 71,574 and 576,489 shares, respectively ]	735,660	5,879,495
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,089 shares, respectively ]	—	31,501
Capital shares repurchased [ (32,610) and (84,626) shares, respectively ]	(335,593)	(864,957)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	400,067	5,046,039

TOTAL INCREASE (DECREASE) IN NET ASSETS	480,795	5,054,991
NET ASSETS:
Beginning of period	5,354,356	299,365

End of period (a)	$5,835,151	$5,354,356

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(12,706)	$155

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				September 28, 2011* to December 31, 2011
Class IB			2013		2012
Net asset value, beginning of period	$10.21		$10.14		$10.04		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.01	(e)	0.06	(e)	0.04	(e)
Net realized and unrealized gain (loss) on investments	0.17		0.12		0.19		0.04

Total from investment operations	0.15		0.13		0.25		0.08

Less distributions:
Dividends from net investment income	—		(0.04)		(0.04)		(0.04)
Distributions from net realized gains	—		(0.02)		(0.11)		—

Total dividends and distributions	—		(0.06)		(0.15)		(0.04)

Net asset value, end of period	$10.36		$10.21		$10.14		$10.04

Total return (b)	1.47%		1.29%		2.49%		0.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,835		$5,354		$299		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.47	%(j)	0.47	%(j)	0.42	%(j)	0.81	%(j)
Before waivers and reimbursements (a)(f)	2.16%		2.87%		52.57%		126.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.47)%		0.09%		0.58%		1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.16)%		(2.32)%		(51.57)%		(124.42	)%(l)
Portfolio turnover rate (z)	6%		21%		553%		99%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Intermediate Government Bond Portfolio	35.0%
EQ/Core Bond Index Portfolio	30.6
EQ/AllianceBernstein Short Duration Government Bond Portfolio	13.7
AXA 500 Managed Volatility Portfolio	12.6
AXA 2000 Managed Volatility Portfolio	4.0
AXA International Managed Volatility Portfolio	3.4
AXA 400 Managed Volatility Portfolio	0.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,019.60	$2.19
Hypothetical (5% average return before expenses)	1,000.00	1,022.63	2.19

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.44%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,398,636	$27,518,073
AXA 400 Managed Volatility Portfolio‡	218,656	4,702,699
AXA 500 Managed Volatility Portfolio‡	4,530,755	86,285,283
AXA International Managed Volatility Portfolio*‡	1,621,721	22,909,369
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	9,433,816	93,759,314
EQ/Core Bond Index Portfolio‡	20,845,391	209,864,960

EQ/Intermediate Government Bond Portfolio‡	23,226,469	$239,841,361

Total Investments (99.8%) (Cost $646,555,598)		684,881,059
Other Assets Less Liabilities (0.2%)		1,498,317

Net Assets (100%)		$686,379,376

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio (a)	$26,037,070	$2,381,312	$1,713,822	$27,518,073	$—	$17,888
AXA 400 Managed Volatility Portfolio (b)	4,818,946	476,262	796,937	4,702,699	—	109,405
AXA 500 Managed Volatility Portfolio (c)	82,136,369	7,937,707	9,297,413	86,285,283	—	216,619
AXA International Managed Volatility Portfolio (d)	20,781,731	1,905,050	822,269	22,909,369	—	3,099
EQ/AllianceBernstein Short Duration Government Bond Portfolio	4,463,979	93,016,837	3,714,209	93,759,314	—	(54)
EQ/AllianceBernstein Short-Term Bond Portfolio	82,375,685	—	85,597,378	—	—	(3,153,264)
EQ/Core Bond Index Portfolio	190,454,748	23,843,005	8,391,253	209,864,960	—	(14)
EQ/Intermediate Government Bond Portfolio	223,133,971	23,860,597	9,903,936	239,841,361	—	478

	$634,202,499	$153,420,770	$120,237,217	$684,881,059	$—	$(2,805,843)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.
(b)	Formerly known as AXA Tactical Manager 400 Portfolio.
(c)	Formerly known as AXA Tactical Manager 500 Portfolio.
(d)	Formerly known as AXA Tactical Manager International Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$684,881,059	$—	$684,881,059

Total Assets	$—	$684,881,059	$—	$684,881,059

Total Liabilities	$—	$—	$—	$—

Total	$—	$684,881,059	$—	$684,881,059

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$153,420,770
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$117,431,374

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,267,825
Aggregate gross unrealized depreciation	(29,131)

Net unrealized appreciation	$38,238,694

Federal income tax cost of investments	$646,642,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $646,555,598)	$684,881,059
Receivable for securities sold	1,972,909
Receivable from Separate Accounts for Trust shares sold	1,732,541
Dividends, interest and other receivables	55
Other assets	6,981

Total assets	688,593,545

LIABILITIES
Overdraft payable	1,685,413
Payable to Separate Accounts for Trust shares redeemed	215,449
Distribution fees payable – Class IB	140,352
Administrative fees payable	100,328
Investment management fees payable	2,799
Trustees’ fees payable	974
Accrued expenses	68,854

Total liabilities	2,214,169

NET ASSETS	$686,379,376

Net assets were comprised of:
Paid in capital	$647,055,140
Accumulated undistributed net investment income (loss)	(1,417,399)
Accumulated undistributed net realized gain (loss) on investments	2,416,174
Net unrealized appreciation (depreciation) on investments	38,325,461

Net assets	$686,379,376

Class IB
Net asset value, offering and redemption price per share, $686,379,376 / 57,379,422 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$385

EXPENSES
Distribution fees – Class IB	817,408
Administrative fees	506,564
Investment management fees	326,961
Printing and mailing expenses	32,589
Professional fees	22,259
Custodian fees	18,844
Trustees’ fees	8,652
Miscellaneous	5,795

Gross expenses	1,739,072
Less: Waiver from investment manager	(311,097)

Net expenses	1,427,975

NET INVESTMENT INCOME (LOSS)	(1,427,590)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(2,805,843)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	17,495,007

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,689,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,261,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,427,590)	$2,512,045
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(2,805,843)	10,628,751
Net change in unrealized appreciation (depreciation) on investments	17,495,007	11,703,465

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,261,574	24,844,261

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(6,561,607)
Distributions from net realized capital gains
Class IB	—	(2,079,708)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(8,641,315)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,043,736 and 22,498,501 shares, respectively]	118,457,407	261,692,098
Capital shares issued in reinvestment of dividends and distributions [0 and 739,045 shares, respectively]	—	8,641,315
Capital shares repurchased [ (6,671,361) and (14,317,405) shares, respectively]	(78,795,603)	(166,792,254)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,661,804	103,541,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,923,378	119,744,105
NET ASSETS:
Beginning of period	633,455,998	513,711,893

End of period (a)	$686,379,376	$633,455,998

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,417,399)	$10,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,								April 30, 2009* to December 31, 2009
Class IB			2013		2012		2011		2010
Net asset value, beginning of period	$11.73		$11.39		$10.99		$11.21		$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.05	(e)	0.09	(e)	0.18	(e)	0.19	(e)	0.56	(e)
Net realized and unrealized gain (loss) on investments	0.26		0.45		0.40		(0.10)		0.57		0.27	†

Total from investment operations	0.23		0.50		0.49		0.08		0.76		0.83

Less distributions:
Dividends from net investment income	—		(0.12)		(0.09)		(0.15)		(0.13)		(0.19)
Distributions from net realized gains	—		(0.04)		—		(0.15)		(0.04)		(0.02)

Total dividends and distributions	—		(0.16)		(0.09)		(0.30)		(0.17)		(0.21)

Net asset value, end of period	$11.96		$11.73		$11.39		$10.99		$11.21		$10.62

Total return (b)	1.96%		4.42%		4.47%		0.70%		7.23%		8.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$686,379		$633,456		$513,712		$310,374		$169,488		$33,505
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.44	%(j)	0.43	%(j)	0.43	%(j)	0.41	%(j)	0.42	%(j)	0.42	%(j)
Before waivers and reimbursements (a)(f)	0.53%		0.54%		0.55%		0.56%		0.62%		2.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.44)%		0.43%		0.84%		1.62%		1.71%		7.82%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		0.33%		0.72%		1.47%		1.50%		6.24%
Portfolio turnover rate (z)	18%		12%		14%		21%		65%		15%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
EQ/Intermediate Government Bond Portfolio	25.8%
AXA 500 Managed Volatility Portfolio	25.0
EQ/Core Bond Index Portfolio	23.1
EQ/AllianceBernstein Short Duration Government Bond Portfolio	10.3
AXA 2000 Managed Volatility Portfolio	8.5
AXA International Managed Volatility Portfolio	6.4
AXA 400 Managed Volatility Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,027.90	$2.31
Hypothetical (5% average return before expenses)	1,000.00	1,022.52	2.30

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.46%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	5,118,852	$100,713,062
AXA 400 Managed Volatility Portfolio‡	462,914	9,956,038
AXA 500 Managed Volatility Portfolio‡	15,603,277	297,154,231
AXA International Managed Volatility Portfolio*‡	5,386,511	76,092,965
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	12,297,832	122,223,739
EQ/Core Bond Index Portfolio‡	27,237,777	274,221,528

EQ/Intermediate Government Bond Portfolio‡	29,698,316	$306,671,005

Total Investments (99.8%) (Cost $1,068,251,946)		1,187,032,568
Other Assets Less Liabilities (0.2%)		1,915,590

Net Assets (100%)		$1,188,948,158

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio (a)	$91,016,183	$9,746,278	$2,962,019	$100,713,062	$—	$26,085
AXA 400 Managed Volatility Portfolio (b)	9,563,114	870,488	1,027,041	9,956,038	—	100,456
AXA 500 Managed Volatility Portfolio (c)	276,789,169	23,479,811	22,091,904	297,154,231	—	142,402
AXA International Managed Volatility Portfolio (d)	68,632,389	5,940,547	1,892,594	76,092,965	—	4,264
EQ/AllianceBernstein Short Duration Government Bond Portfolio	11,595,006	111,948,741	1,306,868	122,223,739	—	(21)
EQ/AllianceBernstein Short-Term Bond Portfolio	102,941,424	—	106,557,610	—	—	(3,531,367)
EQ/Core Bond Index Portfolio	240,318,275	31,718,593	2,900,560	274,221,528	—	3
EQ/Intermediate Government Bond Portfolio	277,140,818	29,485,542	3,410,596	306,671,005	—	(43)

	$1,077,996,378	$213,190,000	$142,149,192	$1,187,032,568	$—	$(3,258,221)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.
(b)	Formerly known as AXA Tactical Manager 400 Portfolio.
(c)	Formerly known as AXA Tactical Manager 500 Portfolio.
(d)	Formerly known as AXA Tactical Manager International Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,187,032,568	$—	$1,187,032,568

Total Assets	$—	$1,187,032,568	$—	$1,187,032,568

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,187,032,568	$—	$1,187,032,568

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$213,190,000
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$138,890,971

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,692,063
Aggregate gross unrealized depreciation	(30,263)

Net unrealized appreciation	$118,661,800

Federal income tax cost of investments	$1,068,370,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,068,251,946)	$1,187,032,568
Receivable from Separate Accounts for Trust shares sold	2,859,008
Receivable for securities sold	318,886
Dividends, interest and other receivables	31
Other assets	12,502

Total assets	1,190,222,995

LIABILITIES
Overdraft payable	74,645
Payable to Separate Accounts for Trust shares redeemed	334,960
Payable for securities purchased	328,940
Distribution fees payable – Class IB	241,572
Administrative fees payable	161,060
Investment management fees payable	33,800
Trustees’ fees payable	1,802
Accrued expenses	98,058

Total liabilities	1,274,837

NET ASSETS	$1,188,948,158

Net assets were comprised of:
Paid in capital	$1,059,423,149
Accumulated undistributed net investment income (loss)	(2,532,630)
Accumulated undistributed net realized gain (loss) on investments	13,277,017
Net unrealized appreciation (depreciation) on investments	118,780,622

Net assets	$1,188,948,158

Class IB
Net asset value, offering and redemption price per share, $1,188,948,158 / 87,268,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.62

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$317

EXPENSES
Distribution fees – Class IB	1,393,043
Administrative fees	851,946
Investment management fees	557,213
Printing and mailing expenses	55,222
Professional fees	27,635
Custodian fees	18,348
Trustees’ fees	14,642
Miscellaneous	9,163

Gross expenses	2,927,212
Less: Waiver from investment manager	(367,504)

Net expenses	2,559,708

NET INVESTMENT INCOME (LOSS)	(2,559,391)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(3,258,221)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	37,995,382

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,737,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,177,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,559,391)	$3,475,611
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(3,258,221)	32,171,050
Net change in unrealized appreciation (depreciation) on investments	37,995,382	54,866,424

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,177,770	90,513,085

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(16,967,502)
Distributions from net realized capital gains
Class IB	—	(4,041,788)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(21,009,290)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,070,370 and 27,133,339 shares, respectively ]	147,646,211	349,583,901
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,597,097 shares, respectively ]	—	21,009,290
Capital shares repurchased [ (5,179,200) and (8,565,547) shares, respectively ]	(69,107,104)	(110,641,179)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	78,539,107	259,952,012

TOTAL INCREASE (DECREASE) IN NET ASSETS	110,716,877	329,455,807
NET ASSETS:
Beginning of period	1,078,231,281	748,775,474

End of period (a)	$1,188,948,158	$1,078,231,281

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,532,630)	$26,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,								April 30, 2009* to December 31, 2009
Class IB			2013		2012		2011		2010
Net asset value, beginning of period	$13.25		$12.23		$11.50		$11.99		$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.05	(e)	0.09	(e)	0.15	(e)	0.16	(e)	0.46	(e)
Net realized and unrealized gain (loss) on investments	0.40		1.23		0.73		(0.31)		0.85		0.90

Total from investment operations	0.37		1.28		0.82		(0.16)		1.01		1.36

Less distributions:
Dividends from net investment income	—		(0.21)		(0.09)		(0.14)		(0.13)		(0.15)
Distributions from net realized gains	—		(0.05)		—		(0.19)		(0.06)		(0.04)

Total dividends and distributions	—		(0.26)		(0.09)		(0.33)		(0.19)		(0.19)

Net asset value, end of period	$13.62		$13.25		$12.23		$11.50		$11.99		$11.17

Total return (b)	2.79%		10.54%		7.17%		(1.32)%		9.05%		13.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,188,948		$1,078,231		$748,775		$466,319		$290,058		$55,081
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.43	%(j)	0.43	%(j)	0.43	%(j)
Before waivers and reimbursements (a)(f)	0.53%		0.53%		0.54%		0.54%		0.58%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.46)%		0.38%		0.71%		1.22%		1.37%		6.07%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		0.30%		0.62%		1.11%		1.22%		5.12%
Portfolio turnover rate (z)	12%		7%		13%		19%		51%		22%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA BALANCED STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
AXA 500 Managed Volatility Portfolio	31.1%
EQ/Intermediate Government Bond Portfolio	21.6
EQ/Core Bond Index Portfolio	19.0
AXA 2000 Managed Volatility Portfolio	10.6
EQ/AllianceBernstein Short Duration Government Bond Portfolio	8.6
AXA International Managed Volatility Portfolio	8.0
AXA 400 Managed Volatility Portfolio	1.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,033.00	$2.50
Hypothetical (5% average return before expenses)	1,000.00	1,022.34	2.48
Class IB
Actual	1,000.00	1,032.30	2.50
Hypothetical (5% average return before expenses)	1,000.00	1,022.34	2.48

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.50% and 0.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	14,082,225	$277,066,827
AXA 400 Managed Volatility Portfolio‡	1,323,309	28,460,807
AXA 500 Managed Volatility Portfolio‡	42,641,921	812,087,594
AXA International Managed Volatility Portfolio*‡	14,832,384	209,530,800
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	22,476,102	223,381,914
EQ/Core Bond Index Portfolio‡	49,279,600	496,131,798

EQ/Intermediate Government Bond Portfolio‡	54,693,802	$564,779,608

Total Investments (99.9%) (Cost $2,309,759,717)		2,611,439,348
Other Assets Less Liabilities (0.1%)		1,715,195

Net Assets (100%)		$2,613,154,543

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio (a)	$238,022,539	$37,816,672	$6,763,759	$277,066,827	$—	$70,447
AXA 400 Managed Volatility Portfolio (b)	25,802,713	2,925,214	2,045,534	28,460,807	—	61,415
AXA 500 Managed Volatility Portfolio (c)	736,502,987	73,715,401	49,671,102	812,087,594	—	274,023
AXA International Managed Volatility Portfolio (d)	183,946,119	21,721,372	5,481,321	209,530,800	—	3,155
EQ/AllianceBernstein Short Duration Government Bond Portfolio	25,262,676	198,873,822	727,287	223,381,914	—	(32)
EQ/AllianceBernstein Short-Term Bond Portfolio	178,835,334	—	184,785,357	—	—	(5,802,992)
EQ/Core Bond Index Portfolio	423,697,891	64,978,215	1,604,236	496,131,798	—	4
EQ/Intermediate Government Bond Portfolio	487,529,802	73,018,815	1,903,691	564,779,608	—	8

	$2,299,600,061	$473,049,511	$252,982,287	$2,611,439,348	$—	$(5,393,972)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.
(b)	Formerly known as AXA Tactical Manager 400 Portfolio.
(c)	Formerly known as AXA Tactical Manager 500 Portfolio.
(d)	Formerly known as AXA Tactical Manager International Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,611,439,348	$—	$2,611,439,348

Total Assets	$—	$2,611,439,348	$—	$2,611,439,348

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,611,439,348	$—	$2,611,439,348

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$473,049,511
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$247,588,315

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$301,514,580
Aggregate gross unrealized depreciation	(53,899)

Net unrealized appreciation	$301,460,681

Federal income tax cost of investments	$2,309,978,667

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,309,759,717)	$2,611,439,348
Cash	4,960,421
Receivable from Separate Accounts for Trust shares sold	4,095,344
Dividends, interest and other receivables	100
Other assets	27,921

Total assets	2,620,523,134

LIABILITIES
Payable for securities purchased	5,512,654
Payable to Separate Accounts for Trust shares redeemed	648,986
Distribution fees payable – Class IB	529,398
Administrative fees payable	333,789
Investment management fees payable	160,931
Trustees’ fees payable	3,916
Distribution fees payable – Class IA	54
Accrued expenses	178,863

Total liabilities	7,368,591

NET ASSETS	$2,613,154,543

Net assets were comprised of:
Paid in capital	$2,280,241,599
Accumulated undistributed net investment income (loss)	(5,892,835)
Accumulated undistributed net realized gain (loss) on investments	37,126,148
Net unrealized appreciation (depreciation) on investments	301,679,631

Net assets	$2,613,154,543

Class IA
Net asset value, offering and redemption price per share, $261,365 / 18,168 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.39

Class IB
Net asset value, offering and redemption price per share, $2,612,893,178 / 181,429,154 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$669

EXPENSES
Distribution fees – Class IB	3,005,488
Administrative fees	1,819,610
Investment management fees	1,202,315
Printing and mailing expenses	117,639
Professional fees	41,840
Trustees’ fees	31,156
Custodian fees	19,092
Distribution fees – Class IA	321
Miscellaneous	18,084

Gross expenses	6,255,545
Less: Waiver from investment manager	(295,969)

Net expenses	5,959,576

NET INVESTMENT INCOME (LOSS)	(5,958,907)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(5,393,972)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	91,772,063

NET REALIZED AND UNREALIZED GAIN (LOSS)	86,378,091

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,419,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,958,907)	$6,054,244
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(5,393,972)	82,663,996
Net change in unrealized appreciation (depreciation) on investments	91,772,063	149,827,486

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,419,184	238,545,726

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,796)
Class IB	—	(41,731,322)

	—	(41,736,118)

Distributions from net realized capital gains
Class IA	—	(1,154)
Class IB	—	(9,449,672)

	—	(9,450,826)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(51,186,944)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 0 shares, respectively ]	—	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 431 shares, respectively ]	—	5,950
Capital shares repurchased [ (584) and (2,157) shares, respectively ]	(8,162)	(28,402)

Total Class IA transactions	(8,162)	(22,452)

Class IB
Capital shares sold [ 23,119,069 and 53,591,762 shares, respectively ]	324,757,312	719,161,247
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,704,039 shares, respectively ]	—	51,180,994
Capital shares repurchased [ (6,505,321) and (9,954,287) shares, respectively ]	(91,268,206)	(134,096,507)

Total Class IB transactions	233,489,106	636,245,734

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	233,480,944	636,223,282

TOTAL INCREASE (DECREASE) IN NET ASSETS	313,900,128	823,582,064
NET ASSETS:
Beginning of period	2,299,254,415	1,475,672,351

End of period (a)	$2,613,154,543	$2,299,254,415

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(5,892,835)	$66,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,								September 11, 2009* to December 31, 2009
Class IA			2013		2012		2011		2010
Net asset value, beginning of period	$13.93		$12.55		$11.65		$12.25		$11.31		$11.18

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.03	(e)	0.05	(e)	0.18	(e)	0.05	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.49		1.67		0.94		(0.44)		1.12		0.17

Total from investment operations	0.46		1.70		0.99		(0.26)		1.17		0.33

Less distributions:
Dividends from net investment income	—		(0.26)		(0.09)		(0.16)		(0.17)		(0.15)
Distributions from net realized gains	—		(0.06)		—		(0.18)		(0.06)		(0.05)

Total dividends and distributions	—		(0.32)		(0.09)		(0.34)		(0.23)		(0.20)

Net asset value, end of period	$14.39		$13.93		$12.55		$11.65		$12.25		$11.31

Total return (b)	3.30%		13.60%		8.53%		(2.08)%		10.31%		2.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$261		$261		$257		$555		$362		$404
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.21	%(k)	0.22	%(k)	0.15	%(k)
Before waivers and reimbursements (a)(f)	0.52%		0.52%		0.53%		0.28%		0.31%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.50)%		0.20%		0.42%		1.47%		0.46%		4.53%
Before waivers and reimbursements (a)(f)(x)	(0.52)%		0.17%		0.38%		1.40%		0.36%		4.14%
Portfolio turnover rate (z)	10%		6%		12%		15%		45%		30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,								April 30, 2009* to December 31, 2009
Class IB			2013		2012		2011		2010
Net asset value, beginning of period	$13.95		$12.56		$11.66		$12.27		$11.32		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.04	(e)	0.08	(e)	0.13	(e)	0.15	(e)	0.37	(e)
Net realized and unrealized gain (loss) on investments	0.48		1.67		0.91		(0.42)		1.00		1.13

Total from investment operations	0.45		1.71		0.99		(0.29)		1.15		1.50

Less distributions:
Dividends from net investment income	—		(0.26)		(0.09)		(0.14)		(0.14)		(0.13)
Distributions from net realized gains	—		(0.06)		—		(0.18)		(0.06)		(0.05)

Total dividends and distributions	—		(0.32)		(0.09)		(0.32)		(0.20)		(0.18)

Net asset value, end of period	$14.40		$13.95		$12.56		$11.66		$12.27		$11.32

Total return (b)	3.23%		13.67%		8.52%		(2.40)%		10.11%		15.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,612,893		$2,298,993		$1,475,415		$912,114		$536,319		$99,177
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.46	%(k)	0.47	%(c)(k)	0.47	%(k)
Before waivers and reimbursements (a)(f)	0.52%		0.52%		0.53%		0.53%		0.56	%(c)	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.50)%		0.32%		0.64%		1.08%		1.23%		4.92%
Before waivers and reimbursements (a)(f)(x)	(0.52)%		0.29%		0.59%		1.01%		1.14%		4.38%
Portfolio turnover rate (z)	10%		6%		12%		15%		45%		30%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IA and 1.05% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.80% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
AXA 500 Managed Volatility Portfolio	37.5%
EQ/Intermediate Government Bond Portfolio	17.0
EQ/Core Bond Index Portfolio	15.2
AXA 2000 Managed Volatility Portfolio	12.5
AXA International Managed Volatility Portfolio	9.6
EQ/AllianceBernstein Short Duration Government Bond Portfolio	6.9
AXA 400 Managed Volatility Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,036.40	$2.69
Hypothetical (5% average return before expenses)	1,000.00	1,022.16	2.67

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	35,229,266	$693,133,423
AXA 400 Managed Volatility Portfolio‡	3,403,452	73,199,067
AXA 500 Managed Volatility Portfolio‡	109,754,212	2,090,197,417
AXA International Managed Volatility Portfolio*‡	37,846,528	534,641,862
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	38,679,977	384,426,419
EQ/Core Bond Index Portfolio‡	84,256,284	848,266,254

EQ/Intermediate Government Bond Portfolio‡	91,533,658	945,195,652

Total Investments (100.0%) (Cost $4,771,385,194)		5,569,060,094
Other Assets Less Liabilities (0.0%)		(1,643,509)

Net Assets (100%)		$5,567,416,585

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio (a)	$615,188,996	$70,924,190	$12,837,101	$693,133,423	$—	$145,458
AXA 400 Managed Volatility Portfolio (b)	67,698,617	5,862,662	5,008,501	73,199,067	—	116,932
AXA 500 Managed Volatility Portfolio (c)	1,899,016,600	152,543,673	93,943,115	2,090,197,417	—	513,620
AXA International Managed Volatility Portfolio (d)	477,637,880	42,130,196	8,990,459	534,641,862	—	3,951
EQ/AllianceBernstein Short Duration Government Bond Portfolio	54,963,417	330,079,178	564,451	384,426,419	—	(1)
EQ/AllianceBernstein Short-Term Bond Portfolio	306,446,102	—	318,009,947	—	—	(11,312,750)
EQ/Core Bond Index Portfolio	728,529,010	105,426,624	1,254,347	848,266,254	—	(15)
EQ/Intermediate Government Bond Portfolio	829,205,911	107,074,839	1,484,270	945,195,652	—	23

	$4,978,686,533	$814,041,362	$442,092,191	$5,569,060,094	$—	$(10,532,782)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.
(b)	Formerly known as AXA Tactical Manager 400 Portfolio.
(c)	Formerly known as AXA Tactical Manager 500 Portfolio.
(d)	Formerly known as AXA Tactical Manager International Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,569,060,094	$—	$5,569,060,094

Total Assets	$—	$5,569,060,094	$—	$5,569,060,094

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,569,060,094	$—	$5,569,060,094

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$814,041,362
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$431,559,409

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$797,345,548
Aggregate gross unrealized depreciation	(95,441)

Net unrealized appreciation	$797,250,107

Federal income tax cost of investments	$4,771,809,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,771,385,194)	$5,569,060,094
Receivable from Separate Accounts for Trust shares sold	5,830,770
Receivable for securities sold	469,826
Dividends, interest and other receivables	35
Other assets	59,136

Total assets	5,575,419,861

LIABILITIES
Overdraft payable	946,592
Payable for securities purchased	2,725,781
Payable to Separate Accounts for Trust shares redeemed	1,489,283
Distribution fees payable – Class IB	1,128,747
Administrative fees payable	693,368
Investment management fees payable	656,015
Trustees’ fees payable	8,040
Accrued expenses	355,450

Total liabilities	8,003,276

NET ASSETS	$5,567,416,585

Net assets were comprised of:
Paid in capital	$4,683,226,199
Accumulated undistributed net investment income (loss)	(13,530,028)
Accumulated undistributed net realized gain (loss) on investments	100,045,514
Net unrealized appreciation (depreciation) on investments	797,674,900

Net assets	$5,567,416,585

Class IB
Net asset value, offering and redemption price per share, $5,567,416,585 / 355,882,287 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$313

EXPENSES
Distribution fees – Class IB	6,449,943
Administrative fees	3,886,101
Investment management fees	2,579,958
Recoupment fees	358,208
Printing and mailing expenses	254,046
Professional fees	74,160
Trustees’ fees	67,366
Custodian fees	18,596
Miscellaneous	40,959

Total expenses	13,729,337

NET INVESTMENT INCOME (LOSS)	(13,729,024)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(10,532,782)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	218,424,390

NET REALIZED AND UNREALIZED GAIN (LOSS)	207,891,608

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$194,162,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(13,729,024)	$9,342,035
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(10,532,782)	214,088,343
Net change in unrealized appreciation (depreciation) on investments	218,424,390	417,340,330

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	194,162,584	640,770,708

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(101,898,704)
Distributions from net realized capital gains
Class IB	—	(25,029,532)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(126,928,236)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 37,481,594 and 83,438,721 shares, respectively ]	569,608,748	1,200,533,112
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,514,073 shares, respectively ]	—	126,928,236
Capital shares repurchased [ (11,390,969) and (14,899,100) shares, respectively ]	(172,913,657)	(215,413,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	396,695,091	1,112,047,836

TOTAL INCREASE (DECREASE) IN NET ASSETS	590,857,675	1,625,890,308
NET ASSETS:
Beginning of period	4,976,558,910	3,350,668,602

End of period (a)	$5,567,416,585	$4,976,558,910

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(13,530,028)	$198,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,								April 30, 2009* to December 31, 2009
Class IB			2013		2012		2011		2010
Net asset value, beginning of period	$15.09		$13.26		$12.15		$12.90		$11.82		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.04	)(e)	0.03	(e)	0.07	(e)	0.12	(e)	0.13	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.59		2.20		1.13		(0.56)		1.15		1.69

Total from investment operations	0.55		2.23		1.20		(0.44)		1.28		2.00

Less distributions:
Dividends from net investment income	—		(0.32)		(0.09)		(0.13)		(0.14)		(0.11)
Distributions from net realized gains	—		(0.08)		—		(0.18)		(0.06)		(0.07)

Total dividends and distributions	—		(0.40)		(0.09)		(0.31)		(0.20)		(0.18)

Net asset value, end of period	$15.64		$15.09		$13.26		$12.15		$12.90		$11.82

Total return (b)	3.64%		16.86%		9.89%		(3.36)%		10.84%		19.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,567,417		$4,976,559		$3,350,669		$2,286,176		$1,289,725		$219,279
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.53	%(j)	0.52	%(j)	0.50	%(j)	0.49	%(j)	0.50	%(j)
Before waivers (a)(f)	0.53%		0.53%		0.52%		0.52%		0.53%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.53)%		0.23%		0.51%		0.93%		1.06%		3.96%
Before waivers (a)(f)(x)	(0.53)%		0.23%		0.51%		0.91%		1.02%		3.71%
Portfolio turnover rate (z)	8%		6%		11%		13%		38%		33%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
AXA 500 Managed Volatility Portfolio	43.8%
AXA 2000 Managed Volatility Portfolio	14.3
EQ/Intermediate Government Bond Portfolio	12.7
EQ/Core Bond Index Portfolio	11.3
AXA International Managed Volatility Portfolio	11.1
EQ/AllianceBernstein Short Duration Government Bond Portfolio	5.1
AXA 400 Managed Volatility Portfolio	1.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,040.90	$2.63
Hypothetical (5% average return before expenses)	1,000.00	1,022.22	2.60
Class IB
Actual	1,000.00	1,040.90	2.63
Hypothetical (5% average return before expenses)	1,000.00	1,022.22	2.60

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.52% and 0.52%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	20,433,323	$402,024,237
AXA 400 Managed Volatility Portfolio‡	2,204,001	47,402,121
AXA 500 Managed Volatility Portfolio‡	64,520,307	1,228,747,188
AXA International Managed Volatility Portfolio*‡	22,123,266	312,526,002
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	14,501,840	144,128,584
EQ/Core Bond Index Portfolio‡	31,510,346	317,236,434

EQ/Intermediate Government Bond Portfolio‡	34,436,281	355,596,217

Total Investments (99.9%) (Cost $2,420,894,714)		2,807,660,783
Other Assets Less Liabilities (0.1%)		2,616,119

Net Assets (100%)		$2,810,276,902

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio (a)	$329,604,898	$64,629,600	$4,117,086	$402,024,237	$—	$(11,088)
AXA 400 Managed Volatility Portfolio (b)	40,796,540	7,080,131	3,479,726	47,402,121	—	33,765
AXA 500 Managed Volatility Portfolio (c)	1,012,151,695	179,514,721	39,570,582	1,228,747,188	—	68,608
AXA International Managed Volatility Portfolio (d)	252,804,993	46,003,680	84,784	312,526,002	—	13
EQ/AllianceBernstein Short Duration Government Bond Portfolio	20,733,236	123,455,864	38,544	144,128,584	—	— #
EQ/AllianceBernstein Short-Term Bond Portfolio	102,642,625	—	105,733,866	—	—	(3,006,948)
EQ/Core Bond Index Portfolio	248,381,589	63,415,127	86,713	317,236,434	—	11
EQ/Intermediate Government Bond Portfolio	282,022,039	70,006,706	102,142	355,596,217	—	1

	$2,289,137,615	$554,105,829	$153,213,443	$2,807,660,783	$—	$(2,915,638)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Amount represents less than $0.50.
(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.
(b)	Formerly known as AXA Tactical Manager 400 Portfolio.
(c)	Formerly known as AXA Tactical Manager 500 Portfolio.
(d)	Formerly known as AXA Tactical Manager International Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,807,660,783	$—	$2,807,660,783

Total Assets	$—	$2,807,660,783	$—	$2,807,660,783

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,807,660,783	$—	$2,807,660,783

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$554,105,829
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$150,297,805

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$386,647,062
Aggregate gross unrealized depreciation	(35,607)

Net unrealized appreciation	$386,611,455

Federal income tax cost of investments	$2,421,049,328

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,420,894,714)	$2,807,660,783
Cash	4,627,397
Receivable from Separate Accounts for Trust shares sold	5,398,028
Dividends, interest and other receivables	219
Other assets	30,705

Total assets	2,817,717,132

LIABILITIES
Payable for securities purchased	4,942,081
Payable to Separate Accounts for Trust shares redeemed	1,161,827
Distribution fees payable – Class IB	565,315
Administrative fees payable	355,469
Investment management fees payable	235,031
Trustees’ fees payable	3,970
Distribution fees payable – Class IA	270
Accrued expenses	176,267

Total liabilities	7,440,230

NET ASSETS	$2,810,276,902

Net assets were comprised of:
Paid in capital	$2,375,493,825
Accumulated undistributed net investment income (loss)	(6,385,197)
Accumulated undistributed net realized gain (loss) on investments	54,402,205
Net unrealized appreciation (depreciation) on investments	386,766,069

Net assets	$2,810,276,902

Class IA
Net asset value, offering and redemption price per share, $1,323,837 / 81,263 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.29

Class IB
Net asset value, offering and redemption price per share, $2,808,953,065 / 172,279,995 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.30

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$1,416

EXPENSES
Distribution fees – Class IB	3,111,690
Administrative fees	1,884,097
Investment management fees	1,245,306
Printing and mailing expenses	117,875
Professional fees	42,362
Trustees’ fees	31,102
Custodian fees	19,092
Distribution fees – Class IA	1,596
Miscellaneous	15,488

Gross expenses	6,468,608
Less: Waiver from investment manager	(2,825)

Net expenses	6,465,783

NET INVESTMENT INCOME (LOSS)	(6,464,367)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(2,915,638)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	117,630,782

NET REALIZED AND UNREALIZED GAIN (LOSS)	114,715,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,250,777

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,464,367)	$4,631,216
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(2,915,638)	110,518,508
Net change in unrealized appreciation (depreciation) on investments	117,630,782	194,042,237

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	108,250,777	309,191,961

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(30,334)
Class IB	—	(53,331,874)

	—	(53,362,208)

Distributions from net realized capital gains
Class IA	—	(6,873)
Class IB	—	(10,097,569)

	—	(10,104,442)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(63,466,650)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,413 shares, respectively ]	—	37,207
Capital shares repurchased [ (1,053) and (15,515) shares, respectively ]	(16,568)	(232,256)

Total Class IA transactions	(16,568)	(195,049)

Class IB
Capital shares sold [ 30,579,079 and 58,771,120 shares, respectively ]	482,107,707	872,629,243
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,103,018 shares, respectively ]	—	63,429,443
Capital shares repurchased [ (4,443,012) and (7,072,837) shares, respectively ]	(70,070,244)	(104,795,484)

Total Class IB transactions	412,037,463	831,263,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	412,020,895	831,068,153

TOTAL INCREASE (DECREASE) IN NET ASSETS	520,271,672	1,076,793,464
NET ASSETS:
Beginning of period	2,290,005,230	1,213,211,766

End of period (a)	$2,810,276,902	$2,290,005,230

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(6,385,197)	$79,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,								September 11, 2009* to December 31, 2009
Class IA			2013		2012		2011		2010
Net asset value, beginning of period	$15.65		$13.40		$12.14		$13.06		$11.89		$11.58

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.04	)(e)	0.01	(e)	0.05	(e)	0.09	(e)	0.08	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.68		2.70		1.31		(0.63)		1.34		0.36

Total from investment operations	0.64		2.71		1.36		(0.54)		1.42		0.48

Less distributions:
Dividends from net investment income	—		(0.38)		(0.10)		(0.18)		(0.17)		(0.11)
Distributions from net realized gains	—		(0.08)		—		(0.20)		(0.08)		(0.06)

Total dividends and distributions	—		(0.46)		(0.10)		(0.38)		(0.25)		(0.17)

Net asset value, end of period	$16.29		$15.65		$13.40		$12.14		$13.06		$11.89

Total return (b)	4.09%		20.25%		11.18%		(4.14)%		11.96%		4.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,324		$1,288		$1,279		$1,188		$1,546		$1,485
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.51	%(j)	0.51	%(j)	0.23	%(k)	0.22	%(k)	0.13	%(k)
Before waivers and reimbursements (a)(f)	0.52%		0.52%		0.53%		0.28%		0.30%		0.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.52)%		0.06%		0.36%		0.66%		0.68%		3.21%
Before waivers and reimbursements (a)(f)(x)	(0.52)%		0.05%		0.33%		0.62%		0.60%		2.91%
Portfolio turnover rate (z)	6%		5%		9%		13%		27%		36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,								April 30, 2009* to December 31, 2009
Class IB			2013		2012		2011		2010
Net asset value, beginning of period	$15.66		$13.41		$12.15		$13.07		$11.90		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.04	)(e)	0.04	(e)	0.07	(e)	0.09	(e)	0.07	(e)	0.25	(e)
Net realized and unrealized gain (loss) on investments	0.68		2.67		1.29		(0.66)		1.32		1.80

Total from investment operations	0.64		2.71		1.36		(0.57)		1.39		2.05

Less distributions:
Dividends from net investment income	—		(0.38)		(0.10)		(0.15)		(0.14)		(0.09)
Distributions from net realized gains	—		(0.08)		—		(0.20)		(0.08)		(0.06)

Total dividends and distributions	—		(0.46)		(0.10)		(0.35)		(0.22)		(0.15)

Net asset value, end of period	$16.30		$15.66		$13.41		$12.15		$13.07		$11.90

Total return (b)	4.09%		20.24%		11.17%		(4.38)%		11.67%		20.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,808,953		$2,288,717		$1,211,933		$740,513		$577,351		$196,697
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.51	%(j)	0.51	%(j)	0.48	%(k)	0.47	%(k)	0.48	%(k)
Before waivers and reimbursements (a)(f)	0.52%		0.52%		0.53%		0.53%		0.55	%(c)	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.52)%		0.27%		0.55%		0.67%		0.61%		3.22%
Before waivers and reimbursements (a)(f)(x)	(0.52)%		0.26%		0.53%		0.62%		0.54%		2.90%
Portfolio turnover rate (z)	6%		5%		9%		13%		27%		36%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA and 1.10% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class IA and 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA AGGRESSIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2014
AXA 500 Managed Volatility Portfolio	50.1%
AXA 2000 Managed Volatility Portfolio	16.8
AXA International Managed Volatility Portfolio	12.5
EQ/Intermediate Government Bond Portfolio	8.2
EQ/Core Bond Index Portfolio	7.3
EQ/AllianceBernstein Short Duration Government Bond Portfolio	3.5
AXA 400 Managed Volatility Portfolio	1.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,045.80	$2.73
Hypothetical (5% average return before expenses)	1,000.00	1,022.13	2.69

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	9,949,696	$195,759,600
AXA 400 Managed Volatility Portfolio‡	866,528	18,636,684
AXA 500 Managed Volatility Portfolio‡	30,761,928	585,840,858
AXA International Managed Volatility Portfolio*‡	10,331,363	145,946,793
EQ/AllianceBernstein Short Duration Government Bond Portfolio*‡	4,070,478	40,455,023
EQ/Core Bond Index Portfolio‡	8,443,850	85,010,071
EQ/Intermediate Government Bond Portfolio‡	9,292,544	$95,956,744

Total Investments (99.7%) (Cost $1,079,153,719)		1,167,605,773
Other Assets Less Liabilities (0.3%)		3,178,146

Net Assets (100%)		$1,170,783,919

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio (a)	$121,862,014	$69,381,128	$1,500,087	$195,759,600	$—	$(87)
AXA 400 Managed Volatility Portfolio (b)	9,948,188	7,572,206	—	18,636,684	—	—
AXA 500 Managed Volatility Portfolio (c)	376,148,267	191,198,220	16,389,751	585,840,858	—	30,249
AXA International Managed Volatility Portfolio (d)	92,387,153	47,326,292	—	145,946,793	—	—
EQ/AllianceBernstein Short Duration Government Bond Portfolio	5,541,391	34,921,071	—	40,455,023	—	—
EQ/AllianceBernstein Short- Term Bond Portfolio	21,848,191	—	22,018,370	—	—	(152,134)
EQ/Core Bond Index Portfolio	52,263,584	31,445,775	—	85,010,071	—	—
EQ/Intermediate Government Bond Portfolio	58,548,509	36,551,879	—	95,956,744	—	—

	$738,547,297	$418,396,571	$39,908,208	$1,167,605,773	$—	$(121,972)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as AXA Tactical Manager 2000 Portfolio.
(b)	Formerly known as AXA Tactical Manager 400 Portfolio.
(c)	Formerly known as AXA Tactical Manager 500 Portfolio.
(d)	Formerly known as AXA Tactical Manager International Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,167,605,773	$—	$1,167,605,773

Total Assets	$—	$1,167,605,773	$—	$1,167,605,773

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,167,605,773	$—	$1,167,605,773

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$418,396,571
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,786,236

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,455,022
Aggregate gross unrealized depreciation	(9,763)

Net unrealized appreciation	$88,445,259

Federal income tax cost of investments	$1,079,160,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,079,153,719)	$1,167,605,773
Cash	3,943,428
Receivable from Separate Accounts for Trust shares sold	3,710,661
Dividends, interest and other receivables	238
Other assets	13,051

Total assets	1,175,273,151

LIABILITIES
Payable for securities purchased	3,937,357
Distribution fees payable – Class IB	231,484
Administrative fees payable	155,007
Investment management fees payable	105,195
Payable to Separate Accounts for Trust shares redeemed	4,764
Trustees’ fees payable	1,561
Accrued expenses	53,864

Total liabilities	4,489,232

NET ASSETS	$1,170,783,919

Net assets were comprised of:
Paid in capital	$1,064,268,582
Accumulated undistributed net investment income (loss)	(2,477,061)
Accumulated undistributed net realized gain (loss) on investments	20,540,344
Net unrealized appreciation (depreciation) on investments	88,452,054

Net assets	$1,170,783,919

Class IB
Net asset value, offering and redemption price per share, $1,170,783,919 / 89,945,115 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.02

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$1,501

EXPENSES
Distribution fees – Class IB	1,152,618
Administrative fees	707,690
Investment management fees	461,044
Recoupment fees	65,984
Printing and mailing expenses	39,079
Professional fees	23,870
Custodian fees	15,868
Trustees’ fees	10,136
Miscellaneous	2,429

Total expenses	2,478,718

NET INVESTMENT INCOME (LOSS)	(2,477,217)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(121,972)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	50,570,113

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,448,141

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,970,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,477,217)	$1,868,488
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(121,972)	38,956,204
Net change in unrealized appreciation (depreciation) on investments	50,570,113	36,135,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,970,924	76,959,817

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(19,066,950)
Distributions from net realized capital gains
Class IB	—	(1,757,111)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(20,824,061)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 31,325,746 and 47,927,758 shares, respectively ]	392,972,862	563,797,194
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,690,609 shares, respectively ]	—	20,824,061
Capital shares repurchased [ (929,951) and (1,996,103) shares, respectively ]	(11,670,084)	(23,270,838)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	381,302,778	561,350,417

TOTAL INCREASE (DECREASE) IN NET ASSETS	429,273,702	617,486,173
NET ASSETS:
Beginning of period	741,510,217	124,024,044

End of period (a)	$1,170,783,919	$741,510,217

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,477,061)	$156

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		April 12, 2012* to December 31, 2012
Net asset value, beginning of period	$12.45		$10.40		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.06	(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.60		2.37		0.33

Total from investment operations	0.57		2.43		0.50

Less distributions:
Dividends from net investment income	—		(0.34)		(0.10)
Distributions from net realized gains	—		(0.04)		—	#

Total dividends and distributions	—		(0.38)		(0.10)

Net asset value, end of period	$13.02		$12.45		$10.40

Total return (b)	4.58%		23.38%		5.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,170,784		$741,510		$124,024
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.55	%(k)	0.55	%(k)
Before waivers (a)(f)	0.54%		0.55%		0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.54)%		0.50%		2.31	%(l)
Before waivers (a)(f)(x)	(0.54)%		0.50%		2.10	%(l)
Portfolio turnover rate (z)	4%		5%		2%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY

PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	33.9%
AXA/Franklin Balanced Managed Volatility Portfolio	33.1
AXA/Templeton Global Equity Managed Volatility Portfolio	33.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,066.80	$2.05
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01
Class IB
Actual	1,000.00	1,066.80	2.05
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.40% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	45,812,077	$490,621,945
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	38,743,310	501,630,845
AXA/Templeton Global Equity Managed Volatility Portfolio‡	40,047,800	488,859,536

Total Investments (99.9%) (Cost $1,097,036,774)		1,481,112,326
Other Assets Less Liabilities (0.1%)		952,027

Net Assets (100%)		$1,482,064,353

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Balanced Managed Volatility Portfolio (a)	$493,875,223	$1,117,635	$38,393,898	$490,621,945	$—	$(2,921)
AXA/Mutual Large Cap Equity Managed Volatility Portfolio (b)	504,616,921	1,117,635	35,698,370	501,630,845	—	2,692,607
AXA/Templeton Global Equity Managed Volatility Portfolio (c)	498,483,163	1,117,668	38,041,144	488,859,536	—	350,985

	$1,496,975,307	$3,352,938	$112,133,412	$1,481,112,326	$—	$3,040,671

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Franklin Core Balanced Portfolio.
(b)	Formerly known as EQ/Mutual Large Cap Equity Portfolio.
(c)	Formerly known as EQ/Templeton Global Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,481,112,326	$—	$1,481,112,326

Total Assets	$—	$1,481,112,326	$—	$1,481,112,326

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,481,112,326	$—	$1,481,112,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014 .

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,352,938
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$115,174,083

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$384,741,950
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$384,741,950

Federal income tax cost of investments	$1,096,370,376

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $919,541 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,097,036,774)	$1,481,112,326
Cash	558,076
Receivable for securities sold	1,202,028
Receivable from Separate Accounts for Trust shares sold	855,291
Dividends, interest and other receivables	111
Other assets	14,684

Total assets	1,483,742,516

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,000,801
Distribution fees payable – Class IB	302,819
Administrative fees payable	170,722
Trustees’ fees payable	2,362
Distribution fees payable – Class IA	946
Accrued expenses	200,513

Total liabilities	1,678,163

NET ASSETS	$1,482,064,353

Net assets were comprised of:
Paid in capital	$1,215,021,694
Accumulated undistributed net investment income (loss)	(1,777,471)
Accumulated undistributed net realized gain (loss) on investments	(115,255,422)
Net unrealized appreciation (depreciation) on investments	384,075,552

Net assets	$1,482,064,353

Class IA
Net asset value, offering and redemption price per share, $4,869,219 / 455,043 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.70

Class IB
Net asset value, offering and redemption price per share, $1,477,195,134 / 138,060,819 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$475

EXPENSES
Distribution fees – Class IB	1,800,132
Administrative fees	1,099,175
Investment management fees	361,028
Printing and mailing expenses	75,503
Professional fees	31,890
Trustees’ fees	20,143
Custodian fees	12,772
Distribution fees – Class IA	4,958
Miscellaneous	14,725

Gross expenses	3,420,326
Less: Waiver from investment manager	(531,171)

Net expenses	2,889,155

NET INVESTMENT INCOME (LOSS)	(2,888,680)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	3,040,671
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	92,917,493

NET REALIZED AND UNREALIZED GAIN (LOSS)	95,958,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,069,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,888,680)	$16,096,856
Net realized gain (loss) on investments	3,040,671	950,345
Net change in unrealized appreciation (depreciation) on investments	92,917,493	283,892,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	93,069,484	300,939,550

DIVIDENDS:
Dividends from net investment income
Class IA	—	(37,518)
Class IB	—	(16,069,026)

	—	(16,106,544)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 132,842 and 1,304,218 shares, respectively ]	1,370,312	11,573,997
Capital shares issued in reinvestment of dividends [ 0 and 3,781 shares, respectively ]	—	37,518
Capital shares repurchased [ (27,004) and (1,157,851) shares, respectively ]	(276,493)	(10,373,239)

Total Class IA transactions	1,093,819	1,238,276

Class IB
Capital shares sold [ 2,423,275 and 11,448,792 shares, respectively ]	24,824,903	104,780,941
Capital shares issued in reinvestment of dividends [ 0 and 1,619,394 shares, respectively ]	—	16,069,026
Capital shares repurchased [ (13,229,751) and (24,993,719) shares, respectively ]	(134,146,202)	(234,268,150)

Total Class IB transactions	(109,321,299)	(113,418,183)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(108,227,480)	(112,179,907)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,157,996)	172,653,099
NET ASSETS:
Beginning of period	1,497,222,349	1,324,569,250

End of period (a)	$1,482,064,353	$1,497,222,349

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,777,471)	$1,111,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.03		$8.23	$7.30	$7.79	$7.20	$5.73

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.14 (e)	0.19 (e)	0.19 (e)	0.27 (e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.69		1.77	0.89	(0.52)	0.49	1.47

Total from investment operations	0.67		1.91	1.08	(0.33)	0.76	1.64

Less distributions:
Dividends from net investment income	—		(0.11)	(0.15)	(0.16)	(0.17)	(0.17)

Net asset value, end of period	$10.70		$10.03	$8.23	$7.30	$7.79	$7.20

Total return (b)	6.68%		23.20%	14.74%	(4.17)%	10.57%	28.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,869		$3,504	$1,638	$1,024	$543	$81
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%		0.40%	0.40%	0.15%	0.15%	0.11	%(gg)
Before waivers and reimbursements (a)(f)	0.47%		0.47%	0.48%	0.22%	0.22%	0.24%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%		1.55%	2.41%	2.50%	3.69%	2.71%
Before waivers and reimbursements (a)(f)(x)	(0.47)%		1.48%	2.33%	2.43%	3.62%	2.58%
Portfolio turnover rate (z)	—	%‡‡	8%	4%	5%	8%	7%

Class IB	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.03		$8.23	$7.30	$7.79	$7.20	$5.72

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.10 (e)	0.14 (e)	0.14 (e)	0.15 (e)	0.15	(e)
Net realized and unrealized gain (loss) on investments	0.69		1.81	0.94	(0.49)	0.59	1.48

Total from investment operations	0.67		1.91	1.08	(0.35)	0.74	1.63

Less distributions:
Dividends from net investment income	—		(0.11)	(0.15)	(0.14)	(0.15)	(0.15)

Net asset value, end of period	$10.70		$10.03	$8.23	$7.30	$7.79	$7.20

Total return (b)	6.68%		23.20%	14.74%	(4.41)%	10.29%	28.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,477,195		$1,493,718	$1,322,931	$1,266,765	$1,431,664	$1,389,088
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%		0.40%	0.40%	0.40%	0.40%	0.36	%(gg)
Before waivers and reimbursements (a)(f)	0.47%		0.47%	0.48%	0.47%	0.47%	0.49%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%		1.11%	1.75%	1.78%	1.99%	2.46%
Before waivers and reimbursements (a)(f)(x)	(0.47)%		1.04%	1.67%	1.71%	1.92%	2.33%
Portfolio turnover rate (z)	—	%‡‡	8%	4%	5%	8%	7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡‡	Percent shown less than 0.5%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(gg)	Effective May 1, 2007 through May 1, 2009, the Manager has voluntarily waived management and administration fees and reimbursed all other expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses.)
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/ENERGY ETF PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
Energy Select Sector SPDR® Fund	22.4%
Vanguard Energy ETF	16.2
iShares® U.S. Energy ETF	15.3
PowerShares Dynamic Energy Exploration & Production Portfolio	11.1
PowerShares S&P Smallcap Energy Portfolio	7.2
iShares® Global Energy ETF	6.6
iShares® U.S. Oil & Gas Exploration & Production ETF	4.7
iShares® North American Natural Resources ETF	4.6
iShares® U.S. Oil Equipment & Services ETF	2.5
SPDR® S&P Oil & Gas Equipment & Services ETF	2.4
PowerShares DWA Energy Momentum Portfolio	2.3
PowerShares Dynamic Oil & Gas Services Portfolio	2.2
SPDR® S&P International Energy Sector ETF	0.5
PowerShares Global Clean Energy Portfolio	0.4
iShares® Global Clean Energy ETF	0.4
PowerShares WilderHill Progressive Energy Portfolio	0.4
PowerShares Cleantech Portfolio	0.4
PowerShares WilderHill Clean Energy Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,140.30	$5.04
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	1,142.30	3.72
Hypothetical (5% average return before expenses)	1,000.00	1,021.32	3.51

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Energy Select Sector SPDR® Fund	15,700	$1,571,570
iShares® Global Clean Energy ETF	2,540	30,226
iShares® Global Energy ETF	9,530	462,396
iShares® North American Natural Resources ETF	6,490	324,175
iShares® U.S. Energy ETF	18,900	1,073,520
iShares® U.S. Oil & Gas Exploration & Production ETF	3,690	328,477
iShares® U.S. Oil Equipment & Services ETF	2,250	174,442
PowerShares Cleantech Portfolio	890	29,254
PowerShares DWA Energy Momentum Portfolio	2,520	164,430
PowerShares Dynamic Energy Exploration & Production Portfolio	20,140	780,626
PowerShares Dynamic Oil & Gas Services Portfolio	5,210	155,727
PowerShares Global Clean Energy Portfolio	2,250	$31,365
PowerShares S&P Smallcap Energy Portfolio	9,310	504,323
PowerShares WilderHill Clean Energy Portfolio	4,140	28,525
PowerShares WilderHill Progressive Energy Portfolio	880	29,746
SPDR® S&P International Energy Sector ETF	1,100	32,505
SPDR® S&P Oil & Gas Equipment & Services ETF	3,350	165,088
Vanguard Energy ETF	7,900	1,137,284

Total Investments (99.9%) (Cost $6,122,282)		7,023,679
Other Assets Less Liabilities (0.1%)		6,712

Net Assets (100%)		$7,030,391

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$7,023,679	$—	$—	$7,023,679

Total Assets	$7,023,679	$—	$—	$7,023,679

Total Liabilities	$—	$—	$—	$—

Total	$7,023,679	$—	$—	$7,023,679

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$853,333
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,084

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$901,299
Aggregate gross unrealized depreciation	(39)

Net unrealized appreciation	$901,260

Federal income tax cost of investments	$6,122,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $6,122,282)	$7,023,679
Cash	90,684
Deferred offering cost	14,271
Receivable from Separate Accounts for Trust shares sold	7,130
Dividends, interest and other receivables	6,122
Other assets	91

Total assets	7,141,977

LIABILITIES
Payable for securities purchased	56,754
Administrative fees payable	15,445
Investment management fees payable	6,456
Distribution fees payable – Class IB	546
Payable to Separate Accounts for Trust shares redeemed	22
Trustees’ fees payable	13
Accrued expenses	32,350

Total liabilities	111,586

NET ASSETS	$7,030,391

Net assets were comprised of:
Paid in capital	$6,112,168
Accumulated undistributed net investment income (loss)	16,257
Accumulated undistributed net realized gain (loss) on investments	569
Net unrealized appreciation (depreciation) on investments	901,397

Net assets	$7,030,391

Class IB
Net asset value, offering and redemption price per share, $2,732,635 / 240,022 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.38

Class K
Net asset value, offering and redemption price per share, $4,297,756 / 377,030 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$40,025
Interest	24

Total income	40,049

EXPENSES
Offering costs	21,526
Administrative fees	17,902
Professional fees	15,439
Investment management fees	14,919
Custodian fees	12,397
Distribution fees – Class IB	2,887
Printing and mailing expenses	279
Trustees’ fees	74
Miscellaneous	347

Gross expenses	85,770
Less: Waiver from investment manager	(32,821)
Reimbursement from investment advisor	(29,157)

Net expenses	23,792

NET INVESTMENT INCOME (LOSS)	16,257

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	707
Net change in unrealized appreciation (depreciation) on investments	850,738

NET REALIZED AND UNREALIZED GAIN (LOSS)	851,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$867,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,257	$24,200
Net realized gain (loss) on investments	707	(138)
Net change in unrealized appreciation (depreciation) on investments	850,738	50,659

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	867,702	74,721

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(12,168)
Class K	—	(20,516)

	—	(32,684)

Return of capital
Class IB	—	(19,961)
Class K	—	(33,656)

	—	(53,617)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(86,301)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 37,002 and 200,304 shares, respectively ]	366,579	2,003,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,309 shares, respectively ]	—	32,129
Capital shares repurchased [ (593) and 0# shares, respectively ]	(6,183)	(2)

Total Class IB transactions	360,396	2,035,127

Class K
Capital shares sold [ 51,967 and 351,034 shares, respectively ]	533,219	3,511,737
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,580 shares, respectively ]	—	54,172
Capital shares repurchased [ (11,815) and (19,736) shares, respectively ]	(123,572)	(196,810)

Total Class K transactions	409,647	3,369,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	770,043	5,404,226

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,637,745	5,392,646
NET ASSETS:
Beginning of period	5,392,646	—

End of period (a)	$7,030,391	$5,392,646

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,257	$—

* The Portfolio commenced operations on October 28, 2013.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.02 (e)	0.04	(e)
Net realized and unrealized gain (loss) on investments	1.38	0.10

Total from investment operations	1.40	0.14

Less distributions:
Dividends from net investment income	—	(0.06)
Return of capital	—	(0.10)

Total dividends and distributions	—	(0.16)

Net asset value, end of period	$11.38	$9.98

Total return (b)	14.03%	1.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,733	$2,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.95%
Before waivers and reimbursements (a)(f)	3.03%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.40%	2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.68)%	(0.16	)%(l)
Portfolio turnover rate (z)	— %‡‡	5%

Class K	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.03 (e)	0.05	(e)
Net realized and unrealized gain (loss) on investments	1.39	0.09

Total from investment operations	1.42	0.14

Less distributions:
Dividends from net investment income	—	(0.06)
Return of capital	—	(0.10)

Total dividends and distributions	—	(0.16)

Net asset value, end of period	$11.40	$9.98

Total return (b)	14.23%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,298	$3,361
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%
Before waivers and reimbursements (a)(f)	2.77%	3.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.64%	2.73	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.44)%	0.09	%(l)
Portfolio turnover rate (z)	— %‡‡	5%
*	Commencement of Operations.
‡‡	Percent shown is less than 0.5%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL ETF PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
Vanguard FTSE Developed Markets ETF	22.2%
iShares® MSCI EAFE ETF	20.5
iShares® Europe ETF	20.1
iShares® MSCI EAFE Value ETF	12.1
iShares® MSCI EAFE Growth ETF	12.1
iShares® MSCI Japan ETF	6.2
iShares® MSCI Pacific ex-Japan ETF	4.6
iShares® MSCI United Kingdom ETF	1.1
iShares® MSCI Germany ETF	0.6
iShares® MSCI Switzerland Capped ETF	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,038.30	$4.04
Hypothetical (5% average return before expenses)	1,000.00	1,020.83	4.01
Class K
Actual	1,000.00	1,039.80	2.78
Hypothetical (5% average return before expenses)	1,000.00	1,022.07	2.76

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
iShares® Europe ETF	430,834	$20,925,608
iShares® MSCI EAFE ETF	312,341	21,354,754
iShares® MSCI EAFE Growth ETF	174,009	12,606,952
iShares® MSCI EAFE Value ETF	215,810	12,639,992
iShares® MSCI Germany ETF	19,200	600,576
iShares® MSCI Japan ETF	538,232	6,480,313
iShares® MSCI Pacific ex-Japan ETF	96,856	4,770,158
iShares® MSCI Switzerland Capped ETF	14,700	504,504

iShares® MSCI United Kingdom ETF	55,900	$1,167,192
Vanguard FTSE Developed Markets ETF	543,500	23,147,665

Total Investments (98.1%) (Cost $66,449,440)		104,197,714
Other Assets Less Liabilities (1.9%)		2,071,325

Net Assets (100%)		$106,269,039

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$104,197,714	$—	$—	$104,197,714

Total Assets	$104,197,714	$—	$—	$104,197,714

Total Liabilities	$—	$—	$—	$—

Total	$104,197,714	$—	$—	$104,197,714

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$204,359
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,756,792

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,748,274
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$37,748,274

Federal income tax cost of investments	$66,449,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $66,449,440)	$104,197,714
Cash	763,515
Dividends, interest and other receivables	1,871,319
Receivable from Separate Accounts for Trust shares sold	15
Other assets	211

Total assets	106,832,774

LIABILITIES
Payable for securities purchased	480,522
Investment management fees payable	29,833
Administrative fees payable	23,731
Distribution fees payable – Class IA	983
Payable to Separate Accounts for Trust shares redeemed	367
Accrued expenses	28,299

Total liabilities	563,735

NET ASSETS	$106,269,039

Net assets were comprised of:
Paid in capital	$11,996,056
Accumulated undistributed net investment income (loss)	2,090,078
Accumulated undistributed net realized gain (loss) on investments	54,434,631
Net unrealized appreciation (depreciation) on investments	37,748,274

Net assets	$106,269,039

Class IA
Net asset value, offering and redemption price per share, $4,791,076 / 706,322 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.78

Class K
Net asset value, offering and redemption price per share, $101,477,963 / 14,947,726 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.79

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$2,392,786
Interest	162

Total income	2,392,948

EXPENSES
Investment management fees	216,051
Administrative fees	69,646
Professional fees	17,395
Custodian fees	10,169
Printing and mailing expenses	5,809
Distribution fees – Class IA	5,740
Trustees’ fees	1,596
Miscellaneous	2,687

Gross expenses	329,093
Less: Waiver from investment manager	(26,223)

Net expenses	302,870

NET INVESTMENT INCOME (LOSS)	2,090,078

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	4,481,111
Net change in unrealized appreciation (depreciation) on investments	(2,579,228)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,901,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,991,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,090,078	$4,226,541
Net realized gain (loss) on investments	4,481,111	62,490,002
Net change in unrealized appreciation (depreciation) on investments	(2,579,228)	(20,977,413)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,991,961	45,739,130

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(158,786)
Class K	—	(4,170,653)

	—	(4,329,439)

Distributions from net realized capital gains
Class IA	—	(513,155)
Class K	—	(13,478,708)

	—	(13,991,863)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(18,321,302)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 43,060 and 112,462 shares, respectively ]	280,547	747,742
Capital shares issued in reinvestment of dividends and distributions [ 0 and 106,900 shares, respectively ]	—	671,941
Capital shares repurchased [ (52,962) and (265,581) shares, respectively ]	(341,886)	(1,743,957)

Total Class IA transactions	(61,339)	(324,274)

Class IB
Capital shares sold [ 0 and 564 shares, respectively ]	—	3,671
Capital shares repurchased [ 0 and (171,198) shares, respectively ]	—	(1,114,502)

Total Class IB transactions	—	(1,110,831)

Class K
Capital shares sold [ 0 and 956,756 shares, respectively ]	—	6,552,772
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,798,490 shares, respectively ]	—	17,649,361
Capital shares repurchased [ (2,622,469) and (26,965,462) shares, respectively ]	(17,002,000)	(196,259,058)

Total Class K transactions	(17,002,000)	(172,056,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,063,339)	(173,492,030)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,071,378)	(146,074,202)
NET ASSETS:
Beginning of period	119,340,417	265,414,619

End of period (a)	$106,269,039	$119,340,417

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,090,078	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$6.53	$6.36	$5.80	$7.15	$6.93	$6.34

Income (loss) from investment operations:
Net investment income (loss) (x)	0.13 (e)	0.12 (e)	0.16 (e)	0.14 (e)	0.14 (e)	0.22 (e)
Net realized and unrealized gain (loss) on investments	0.12	1.15	0.87	(1.07)	0.39	1.29

Total from investment operations	0.25	1.27	1.03	(0.93)	0.53	1.51

Less distributions:
Dividends from net investment income	—	(0.26)	(0.18)	(0.16)	(0.14)	(0.66)
Distributions from net realized gains	—	(0.84)	(0.29)	(0.26)	(0.17)	(0.26)

Total dividends and distributions	—	(1.10)	(0.47)	(0.42)	(0.31)	(0.92)

Net asset value, end of period	$6.78	$6.53	$6.36	$5.80	$7.15	$6.93

Total return (b)	3.83%	20.70%	17.81%	(12.88)%	7.67%	24.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,791	$4,676	$4,853	$3,229	$328,326	$312,918
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.80%	0.80%	0.53%	0.55%	0.43%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.80%	0.80%	0.53%	0.55%	0.43%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.81%	0.81%	0.53%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	3.87%	1.71%	2.60%	1.99%	2.04%	3.32%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	3.87%	1.71%	2.60%	1.99%	2.04%	3.32%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	3.82%	1.71%	2.59%	1.99%	2.03%	3.19%
Portfolio turnover rate (z)	— %‡‡	2%	2%	9%	9%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$6.53	$6.36	$5.80	$6.32

Income (loss) from investment operations:
Net investment income (loss) (x)	0.13 (e)	0.12 (e)	0.16 (e)	0.08	(e)
Net realized and unrealized gain (loss) on investments	0.13	1.17	0.88	(0.21)

Total from investment operations	0.26	1.29	1.04	(0.13)

Less distributions:
Dividends from net investment income	—	(0.28)	(0.19)	(0.16)
Distributions from net realized gains	—	(0.84)	(0.29)	(0.23)

Total dividends and distributions	—	(1.12)	(0.48)	(0.39)

Net asset value, end of period	$6.79	$6.53	$6.36	$5.80

Total return (b)	3.98%	21.01%	18.11%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101,478	$114,664	$259,475	$268,279
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55%	0.55%	0.55%	0.55%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.55%	0.55%	0.55%	0.55%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.60%	0.56%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	3.87%	1.70%	2.58%	3.66	%(l)
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	3.87%	1.70%	2.58%	3.66	%(l)
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	3.82%	1.69%	2.57%	3.66	%(l)
Portfolio turnover rate (z)	— %‡‡	2%	2%	9%
*	Commencement of Operations.
‡‡	Percent shown is less than 0.5%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2014
iShares® MSCI All Country World Minimum Volatility ETF	25.1%
iShares® MSCI EAFE Minimum Volatility ETF	12.9
PowerShares S&P International Developed Low Volatility Portfolio	12.5
PowerShares S&P MidCap Low Volatility Portfolio	8.4
PowerShares S&P Emerging Markets Low Volatility Portfolio	6.0
iShares® MSCI Emerging Markets Minimum Volatility ETF	6.0
PowerShares S&P 500 High Dividend Portfolio	5.1
iShares® MSCI USA Minimum Volatility ETF	5.1
PowerShares S&P 500 Low Volatility Portfolio	5.0
SPDR® Russell 2000 Low Volatility ETF	4.8
SPDR® Russell 1000 Low Volatility ETF	4.7
PowerShares S&P SmallCap Low Volatility Portfolio	4.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,068.10	$4.87
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	1,069.10	3.59
Hypothetical (5% average return before expenses)	1,000.00	1,021.32	3.51

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® MSCI All Country World Minimum Volatility ETF	22,800	$1,522,946
iShares® MSCI EAFE Minimum Volatility ETF	11,970	782,599
iShares® MSCI Emerging Markets Minimum Volatility ETF	6,020	361,862
iShares® MSCI USA Minimum Volatility ETF	8,310	309,298
PowerShares S&P 500 High Dividend Portfolio	9,850	310,078
PowerShares S&P 500 Low Volatility Portfolio	8,480	301,803
PowerShares S&P Emerging Markets Low Volatility Portfolio	12,860	362,009
PowerShares S&P International Developed Low Volatility Portfolio	22,680	$758,873
PowerShares S&P MidCap Low Volatility Portfolio	16,270	508,926
PowerShares S&P SmallCap Low Volatility Portfolio	8,310	265,837
SPDR® Russell 1000 Low Volatility ETF	3,950	286,691
SPDR® Russell 2000 Low Volatility ETF	3,920	289,531

Total Investments (99.0%) (Cost $5,771,032)		6,060,453
Other Assets Less Liabilities (1.0%)		58,181

Net Assets (100%)		$6,118,634

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$6,060,453	$—	$—	$6,060,453

Total Assets	$6,060,453	$—	$—	$6,060,453

Total Liabilities	$—	$—	$—	$—

Total	$6,060,453	$—	$—	$6,060,453

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$759,958
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,324

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$292,483
Aggregate gross unrealized depreciation	(3,213)

Net unrealized appreciation	$289,270

Federal income tax cost of investments	$5,771,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $5,771,032)	$6,060,453
Cash	73,500
Dividends, interest and other receivables	39,934
Receivable from Separate Accounts for Trust shares sold	30,895
Deferred offering cost	14,226
Other assets	82

Total assets	6,219,090

LIABILITIES
Payable for securities purchased	45,586
Administrative fees payable	15,376
Investment management fees payable	5,149
Distribution fees payable – Class IB	468
Payable to Separate Accounts for Trust shares redeemed	33
Trustees’ fees payable	12
Accrued expenses	33,832

Total liabilities	100,456

NET ASSETS	$6,118,634

Net assets were comprised of:
Paid in capital	$5,774,817
Accumulated undistributed net investment income (loss)	54,533
Accumulated undistributed net realized gain (loss) on investments	(137)
Net unrealized appreciation (depreciation) on investments	289,421

Net assets	$6,118,634

Class IB
Net asset value, offering and redemption price per share, $2,320,648 / 220,904 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.51

Class K
Net asset value, offering and redemption price per share, $3,797,986 / 361,085 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.52

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$76,031
Interest	21

Total income	76,052

EXPENSES
Offering costs	21,458
Administrative fees	17,610
Professional fees	15,434
Investment management fees	13,481
Custodian fees	12,397
Distribution fees – Class IB	2,636
Printing and mailing expenses	259
Trustees’ fees	68
Miscellaneous	349

Gross expenses	83,692
Less: Waiver from investment manager	(31,091)
Reimbursement from investment advisor	(31,082)

Net expenses	21,519

NET INVESTMENT INCOME (LOSS)	54,533

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(4,943)
Net distributions of realized gain received from Underlying Portfolios	4,957

Net realized gain (loss)	14

Net change in unrealized appreciation (depreciation) on investments	322,713

NET REALIZED AND UNREALIZED GAIN (LOSS)	322,727

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$377,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,533	$42,621
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	14	4,811
Net change in unrealized appreciation (depreciation) on investments	322,713	(33,292)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	377,260	14,140

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(22,520)
Class K	—	(33,525)

	—	(56,045)

Return of capital
Class IB	—	(12,714)
Class K	—	(18,927)

	—	(31,641)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(87,686)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 12,135 and 205,228 shares, respectively ]	122,788	2,051,246
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,661 shares, respectively ]	—	35,234
Capital shares repurchased [ (117) and (3) shares, respectively ]	(1,180)	(31)

Total Class IB transactions	121,608	2,086,449

Class K
Capital shares sold [ 58,964 and 301,800 shares, respectively ]	589,999	3,015,117
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,451 shares, respectively ]	—	52,452
Capital shares repurchased [ (2,416) and (2,714) shares, respectively ]	(24,191)	(26,514)

Total Class K transactions	565,808	3,041,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	687,416	5,127,504

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,064,676	5,053,958
NET ASSETS:
Beginning of period	5,053,958	—

End of period (a)	$6,118,634	$5,053,958

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$54,533	$—

* The Portfolio commenced operations on October 28, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.09 (e)	0.08	(e)
Net realized and unrealized gain (loss) on investments	0.58	(0.07)

Total from investment operations	0.67	0.01

Less distributions:
Dividends from net investment income	—	(0.11)
Return of capital	—	(0.06)

Total dividends and distributions	—	(0.17)

Net asset value, end of period	$10.51	$9.84

Total return (b)	6.81%	0.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,321	$2,056
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.95%
Before waivers and reimbursements (a)(f)	3.23%	3.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.80%	4.81	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.48)%	1.99	%(l)
Portfolio turnover rate (z)	— %‡‡	1%

Class K	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.11 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments	0.57	(0.08)

Total from investment operations	0.68	0.01

Less distributions:
Dividends from net investment income	—	(0.11)
Return of capital	—	(0.06)

Total dividends and distributions	—	(0.17)

Net asset value, end of period	$10.52	$9.84

Total return (b)	6.91%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,798	$2,998
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%
Before waivers and reimbursements (a)(f)	3.02%	3.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.16%	5.06	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.16)%	2.24	%(l)
Portfolio turnover rate (z)	— %‡‡	1%
*	Commencement of Operations.
‡‡	Percent shown is less than 0.5%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	19.4%
Information Technology	12.7
Consumer Discretionary	10.8
Industrials	9.8
Health Care	9.7
Consumer Staples	8.4
Energy	6.8
Materials	4.3
Telecommunication Services	3.7
Utilities	2.1
Cash and Other	12.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,053.40	$5.92
Hypothetical (5% average return before expenses)	1,000.00	1,019.02	5.82
Class IB
Actual	1,000.00	1,053.50	5.92
Hypothetical (5% average return before expenses)	1,000.00	1,019.02	5.82
Class K
Actual	1,000.00	1,054.80	4.65
Hypothetical (5% average return before expenses)	1,000.00	1,020.26	4.58

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.16%, 1.16% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.1%)
YPF S.A. (ADR)	75,616	$2,471,131

Australia (2.3%)
AGL Energy Ltd.	30,417	443,993
ALS Ltd.	20,678	172,755
Alumina Ltd.*	132,164	168,242
Amcor Ltd.	62,610	615,767
AMP Ltd.	163,049	814,859
APA Group	44,133	286,729
Asciano Ltd.	54,769	290,758
ASX Ltd.	10,867	365,204
Aurizon Holdings Ltd.	119,420	560,783
Australia & New Zealand Banking Group Ltd.	148,709	4,675,106
Bank of Queensland Ltd.	19,109	219,650
Bendigo and Adelaide Bank Ltd.	26,110	300,369
BHP Billiton Ltd.	175,076	5,926,656
Boral Ltd.	43,933	217,490
Brambles Ltd.	81,625	707,339
Caltex Australia Ltd.	7,899	160,661
CFS Retail Property Trust Group (REIT)	108,338	208,401
Coca-Cola Amatil Ltd.	31,970	285,182
Cochlear Ltd.	3,198	186,060
Commonwealth Bank of Australia	87,588	6,679,968
Computershare Ltd.	25,485	299,908
Crown Resorts Ltd.	19,397	276,551
CSL Ltd.	26,600	1,669,238
Dexus Property Group (REIT)	283,850	297,099
Federation Centres Ltd. (REIT)	72,578	170,409
Flight Centre Travel Group Ltd.	2,751	115,306
Fortescue Metals Group Ltd.	82,591	338,774
Goodman Group (REIT)	91,791	437,099
GPT Group (REIT)	93,665	339,154
Harvey Norman Holdings Ltd.	32,214	94,166
Iluka Resources Ltd.	23,503	180,178
Incitec Pivot Ltd.	91,448	250,070
Insurance Australia Group Ltd.	130,887	720,772
Leighton Holdings Ltd.	5,498	102,287
Lend Lease Group	30,507	377,130
Macquarie Group Ltd.	15,488	870,861
Metcash Ltd.	49,804	123,981
Mirvac Group (REIT)	191,879	322,964
National Australia Bank Ltd.	127,176	3,930,997
Newcrest Mining Ltd.*	42,877	425,333
Orica Ltd.	20,480	376,190
Origin Energy Ltd.	60,930	839,977
Qantas Airways Ltd.*	57,491	68,306
QBE Insurance Group Ltd.	66,475	681,360
Ramsay Health Care Ltd.	6,423	275,574
REA Group Ltd.	2,757	111,034
Rio Tinto Ltd.	23,785	1,330,209
Santos Ltd.	52,988	712,501
Scentre Group (REIT)*	286,426	864,273
Seek Ltd.	19,409	290,082
Sonic Healthcare Ltd.	20,742	338,952
SP AusNet	93,733	117,111

Stockland Corp., Ltd. (REIT)	124,066	453,914
Suncorp Group Ltd.	69,365	885,621
Sydney Airport	61,766	245,782
Tabcorp Holdings Ltd.	38,958	123,431
Tatts Group Ltd.	78,106	240,836
Telstra Corp., Ltd.	236,739	1,163,044
Toll Holdings Ltd.	38,276	184,071
TPG Telecom Ltd.	16,154	83,931
Transurban Group	90,861	633,156
Treasury Wine Estates Ltd.	32,786	154,887
Wesfarmers Ltd.	61,923	2,443,050
Westfield Corp. (REIT)	109,921	741,098
Westpac Banking Corp.	169,140	5,403,540
Woodside Petroleum Ltd.	35,863	1,388,865
Woolworths Ltd.	68,805	2,285,062
WorleyParsons Ltd.	11,541	189,466

		57,253,572

Austria (0.5%)
Andritz AG	4,124	238,331
Erste Group Bank AG	146,994	4,754,207
Immofinanz AG*	53,741	189,856
OMV AG	8,270	373,696
Raiffeisen Bank International AG	76,938	2,456,263
Telekom Austria AG	11,646	113,861
Vienna Insurance Group AG Wiener Versicherung Gruppe	74,404	3,982,544
Voestalpine AG	6,335	301,483

		12,410,241

Belgium (0.4%)
Ageas	12,228	487,831
Anheuser-Busch InBev N.V.	43,731	5,024,004
Belgacom S.A.	8,693	288,477
Colruyt S.A.	4,140	210,316
Delhaize Group S.A.	5,696	385,375
Groupe Bruxelles Lambert S.A.	4,529	470,636
KBC Groep N.V.*	13,651	743,020
Solvay S.A.	3,328	572,819
Telenet Group Holding N.V.*	3,295	187,783
UCB S.A.	6,266	530,503
Umicore S.A.	5,292	245,868

		9,146,632

Bermuda (0.0%)
Nabors Industries Ltd.	10,498	308,326
Seadrill Ltd.	20,719	821,822

		1,130,148

Brazil (1.7%)
AMBEV S.A. (ADR)	324,255	2,282,755
Banco Bradesco S.A.(Preference)	329,794	4,791,305
BM&F Bovespa S.A.	541,800	2,851,837
BRF S.A.	302,412	7,337,546
CCR S.A.	304,432	2,486,987
Embraer S.A. (ADR)	86,365	3,146,277
Itau Unibanco Holding S.A. (Preference)	267,050	3,844,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Itau Unibanco Holding S.A. (Preference) (ADR)	220,070	$3,164,607
Lojas Arapua S.A. (Preference) (b)*†	1,248,000	—
Petroleo Brasileiro S.A.	259,891	1,905,514
Petroleo Brasileiro S.A. (Preference)	607,772	4,755,998
Petroleo Brasileiro S.A. (ADR)	41,620	608,901
Raia Drogasil S.A.	183,739	1,525,129
Ultrapar Participacoes S.A.	95,950	2,267,712
Vale S.A. (ADR)	116,240	1,537,855

		42,507,121

Canada (0.1%)
Lululemon Athletica, Inc.*	41,670	1,686,802

Cayman Islands (0.0%)
Theravance Biopharma, Inc.*	19,264	614,136

Chile (0.1%)
S.A.C.I. Falabella	268,995	2,436,941

China (1.7%)
Bank of China Ltd., Class H	17,300,000	7,745,536
China Construction Bank Corp., Class H*	6,365,420	4,812,830
China Life Insurance Co., Ltd., Class H	583,000	1,527,005
China Mengniu Dairy Co., Ltd.	564,000	2,608,820
China Oilfield Services Ltd., Class H	1,452,000	3,492,114
China Pacific Insurance Group Co., Ltd., Class H	55,400	195,498
Chongqing Changan Automobile Co., Ltd., Class B	271,900	536,756
Huadian Power International Corp. Ltd., Class H	584,000	353,396
JD.com, Inc. (ADR)*	50,377	1,436,248
Ping An Insurance Group Co. of China Ltd., Class H	277,000	2,144,405
Qihoo 360 Technology Co., Ltd. (ADR)*	16,667	1,534,031
Sihuan Pharmaceutical Holdings Group Ltd.	2,358,000	1,442,109
TAL Education Group (ADR)*	21,982	604,505
Tencent Holdings Ltd.	655,000	9,989,291
Tsingtao Brewery Co., Ltd., Class H	212,000	1,657,618
Uni-President China Holdings Ltd.	1,501,200	1,150,538
Yangzijiang Shipbuilding Holdings Ltd.	100,497	87,045

		41,317,745

Colombia (0.3%)
Banco Davivienda S.A. (Preference)	59,763	965,121
Bancolombia S.A. (Preference)	117,298	1,718,080
Bancolombia S.A. (ADR)	5,938	343,217
Cementos Argos S.A.	207,480	1,306,212
Grupo de Inversiones Suramericana S.A.	75,867	1,612,300

Grupo de Inversiones Suramericana S.A. (Preference)	59,900	1,269,784

		7,214,714

Czech Republic (0.1%)
Komercni Banka A/S	13,912	3,199,709

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	150	352,902
A. P. Moller - Maersk A/S, Class B	365	906,995
Carlsberg A/S, Class B	6,002	646,514
Coloplast A/S, Class B	5,847	528,768
Danske Bank A/S	36,595	1,034,367
DSV A/S	9,550	311,326
FLSmidth & Co. A/S	33,854	1,891,400
Novo Nordisk A/S, Class B	109,005	5,016,971
Novozymes A/S, Class B	12,180	610,918
Pandora A/S	5,696	436,758
TDC A/S	44,026	455,635
Tryg A/S	1,280	129,296
Vestas Wind Systems A/S*	12,261	618,584
William Demant Holding A/S*	1,401	127,213

		13,067,647

Finland (0.3%)
Elisa Oyj	7,658	234,259
Fortum Oyj	22,846	613,460
Kone Oyj, Class B	16,276	679,299
Metso Oyj	5,977	226,460
Neste Oil Oyj	6,641	129,583
Nokia Oyj	205,769	1,558,130
Nokian Renkaat Oyj	6,228	243,048
Orion Oyj, Class B	5,670	211,412
Sampo Oyj, Class A	24,956	1,262,665
Stora Enso Oyj, Class R	30,965	301,467
UPM-Kymmene Oyj	29,474	503,677
Wartsila Oyj	7,936	393,594

		6,357,054

France (4.1%)
Accor S.A.	9,428	490,442
Aeroports de Paris S.A.	1,669	219,898
Air Liquide S.A.	18,872	2,547,965
Airbus Group N.V.	127,557	8,548,046
Alcatel-Lucent*	151,651	541,566
Alstom S.A.	11,568	421,742
Arkema S.A.	2,930	285,177
AtoS	4,358	363,057
AXA S.A.‡	98,197	2,347,019
BNP Paribas S.A.	57,730	3,916,517
Bollore S.A.	305	197,960
Bouygues S.A.	10,606	441,348
Bureau Veritas S.A.	12,276	340,729
Cap Gemini S.A.	7,765	553,959
Carrefour S.A.	33,676	1,242,272
Casino Guichard Perrachon S.A.	3,106	411,822
Christian Dior S.A.	2,815	560,070
Cie de Saint-Gobain S.A.	24,292	1,370,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Cie Generale des Etablissements Michelin	10,099	$1,206,680
CNP Assurances S.A.	10,826	224,733
Credit Agricole S.A.	53,447	753,805
Danone S.A.	31,076	2,308,040
Dassault Systemes S.A.	3,427	440,916
Edenred	10,757	326,186
Electricite de France S.A.	13,495	425,010
Essilor International S.A.	11,174	1,185,028
Eurazeo S.A.	2,297	191,076
Eutelsat Communications S.A.	9,032	313,826
Fonciere des Regions (REIT)	1,536	166,535
GDF Suez S.A.	79,061	2,176,532
Gecina S.A. (REIT)	1,202	175,288
Groupe Eurotunnel S.A. (Registered)	24,964	337,628
ICADE (REIT)	2,125	227,834
Iliad S.A.	1,409	425,903
Imerys S.A.	1,999	168,449
J.C. Decaux S.A.	3,474	129,627
Kering	31,416	6,889,321
Klepierre S.A. (REIT)	5,745	292,757
Lafarge S.A.	10,141	880,377
Lagardere S.C.A.	7,179	233,811
Legrand S.A.	14,000	856,620
L’Oreal S.A.	12,959	2,233,178
LVMH Moet Hennessy Louis Vuitton S.A.	49,927	9,625,798
Natixis S.A.	49,600	317,989
Orange S.A.	101,275	1,598,239
Pernod-Ricard S.A.	11,579	1,390,495
Peugeot S.A.*	21,441	316,932
Publicis Groupe S.A.	9,898	839,493
Remy Cointreau S.A.	1,273	117,120
Renault S.A.	10,384	938,868
Rexel S.A.	14,900	348,476
Safran S.A.	14,813	969,853
Sanofi S.A.	64,860	6,890,097
Schneider Electric SE	28,323	2,666,310
SCOR SE	9,256	318,377
Societe BIC S.A.	1,547	211,661
Societe Generale S.A.	91,039	4,768,857
Sodexo S.A.	4,831	519,615
Suez Environnement Co. S.A.	13,687	262,008
Technip S.A.	63,847	6,984,439
Thales S.A.	5,117	309,521
Total S.A.	116,466	8,417,191
Unibail-Rodamco SE (REIT)	5,308	1,544,139
Valeo S.A.	4,100	550,690
Vallourec S.A.	5,796	259,562
Veolia Environnement S.A.	22,729	433,074
Vinci S.A.	26,411	1,974,586
Vivendi S.A.*	65,822	1,610,624
Wendel S.A.	1,657	237,330
Zodiac Aerospace	9,680	327,659

		102,118,355

Germany (4.3%)
adidas AG	11,416	1,156,294
Allianz SE (Registered)	58,329	9,720,167
Axel Springer SE	2,335	143,719

BASF SE	49,896	5,809,470
Bayer AG (Registered)	83,281	11,762,883
Bayerische Motoren Werke (BMW) AG	18,084	2,293,495
Bayerische Motoren Werke (BMW) AG (Preference)	76,280	7,312,559
Beiersdorf AG	5,160	499,325
Brenntag AG	2,790	498,555
Celesio AG*	2,749	97,869
Commerzbank AG*	51,928	816,286
Continental AG	5,972	1,383,217
Daimler AG (Registered)	52,321	4,900,391
Deutsche Bank AG (Registered)	215,626	7,586,620
Deutsche Boerse AG	10,679	828,818
Deutsche Lufthansa AG (Registered)	12,345	265,055
Deutsche Post AG (Registered)	52,834	1,910,647
Deutsche Telekom AG (Registered)	170,057	2,980,596
Deutsche Wohnen AG	14,133	304,799
E.ON SE	109,290	2,256,734
Fraport AG Frankfurt Airport Services Worldwide	1,956	138,203
Fresenius Medical Care AG & Co. KGaA	11,768	791,032
Fresenius SE & Co. KGaA	6,957	1,037,405
Fuchs Petrolub SE (Preference)	3,550	160,511
GEA Group AG	9,804	464,223
Hannover Rueck SE	3,387	305,215
HeidelbergCement AG	7,311	623,983
Henkel AG & Co. KGaA	6,304	634,457
Henkel AG & Co. KGaA (Preference)	9,677	1,118,758
Hochtief AG	1,183	102,393
Hugo Boss AG	1,796	268,429
Infineon Technologies AG	62,777	784,734
K+S AG (Registered)	9,667	317,887
Kabel Deutschland Holding AG	1,216	178,079
Lanxess AG	5,384	363,418
Linde AG	28,054	5,965,747
MAN SE	2,174	268,661
Merck KGaA	6,674	579,303
Metro AG*	8,968	390,869
Muenchener Rueckversicherungs AG (Registered)	9,806	2,173,889
OSRAM Licht AG*	5,299	267,272
Porsche Automobil Holding SE (Preference)	8,352	870,195
ProSiebenSat.1 Media AG (Registered)	12,517	557,635
RWE AG	26,549	1,140,229
SAP AG	138,447	10,692,057
Siemens AG (Registered)	78,258	10,335,455
Sky Deutschland AG*	23,589	217,317
Telefonica Deutschland Holding AG*	13,275	109,774
ThyssenKrupp AG*	24,858	724,670
United Internet AG (Registered)	6,596	290,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Volkswagen AG	1,657	$428,374
Volkswagen AG (Preference)	8,880	2,332,170

		107,160,444

Hong Kong (1.2%)
AIA Group Ltd.	652,800	3,280,677
ASM Pacific Technology Ltd.	14,300	156,277
Bank of East Asia Ltd.	65,800	272,950
Beijing Enterprises Holdings Ltd.	156,500	1,481,120
BOC Hong Kong Holdings Ltd.	190,500	551,807
Cathay Pacific Airways Ltd.	63,000	117,702
Cheung Kong Holdings Ltd.	75,000	1,330,577
Cheung Kong Infrastructure Holdings Ltd.	33,000	227,582
China Mobile Ltd.	428,000	4,152,766
China Overseas Land & Investment Ltd.	576,000	1,397,192
CLP Holdings Ltd.	104,000	853,427
First Pacific Co., Ltd.	139,500	155,872
Galaxy Entertainment Group Ltd.	128,000	1,023,947
Hang Lung Properties Ltd.	126,000	388,548
Hang Seng Bank Ltd.	39,800	650,119
Henderson Land Development Co., Ltd.	55,330	323,753
HKT Trust and HKT Ltd.	107,000	126,046
Hong Kong & China Gas Co., Ltd.	330,785	723,848
Hong Kong Exchanges and Clearing Ltd.	57,500	1,072,041
Hutchison Whampoa Ltd.	116,000	1,586,499
Hysan Development Co., Ltd.	37,000	173,294
Kerry Properties Ltd.	39,000	136,367
Li & Fung Ltd.	330,000	488,801
Link REIT (REIT)	127,000	683,307
Michael Kors Holdings Ltd.*	7,201	638,369
MTR Corp., Ltd.	81,000	311,965
New World Development Co., Ltd.	280,666	319,400
Noble Group Ltd.	204,181	224,339
NWS Holdings Ltd.	80,026	148,479
PCCW Ltd.	209,000	124,585
Power Assets Holdings Ltd.	72,000	629,387
Shangri-La Asia Ltd.	86,166	134,968
Sino Biopharmaceutical Ltd.	1,240,000	1,004,748
Sino Land Co., Ltd.	163,400	269,016
SJM Holdings Ltd.	111,000	278,130
Sun Hung Kai Properties Ltd.	88,000	1,206,957
Swire Pacific Ltd., Class A	33,500	412,353
Swire Properties Ltd.	60,000	175,346
Techtronic Industries Co.	77,000	246,884
Wharf Holdings Ltd.	77,100	555,091
Wheelock & Co., Ltd.	50,000	208,699
Yue Yuen Industrial Holdings Ltd.	43,500	145,647

		28,388,882

Hungary (0.1%)
Richter Gedeon Nyrt	139,174	2,670,535

India (1.8%)
Ashok Leyland Ltd.	1,820,909	1,105,049
Bharat Petroleum Corp. Ltd.	205,915	2,055,555
DLF Ltd.	921,593	3,295,180
Glenmark Pharmaceuticals Ltd.	233,043	2,208,959
HDFC Bank Ltd.	231,792	3,240,090
Hero MotoCorp Ltd.	56,343	2,468,103
ICICI Bank Ltd.	143,874	3,392,384
ICICI Bank Ltd. (ADR)*	99,093	4,944,741
Idea Cellular Ltd.	590,201	1,299,728
IndusInd Bank Ltd.	298,828	2,872,083
Infosys Ltd.	35,910	1,943,749
ITC Ltd.	550,259	2,973,841
Oil & Natural Gas Corp., Ltd.	463,445	3,273,665
Shree Cement Ltd.	12,076	1,446,440
Sun Pharmaceutical Industries Ltd.	50,803	581,094
Tata Consultancy Services Ltd.	74,849	3,018,352
Zee Entertainment Enterprises Ltd.	821,642	4,008,826

		44,127,839

Indonesia (0.2%)
Kalbe Farma Tbk PT	14,961,800	2,095,031
Matahari Department Store Tbk PT	1,676,800	1,951,905
PT Indosat Tbk	290,700	90,361
XL Axiata Tbk PT	847,900	364,765

		4,502,062

Ireland (0.7%)
Accenture plc, Class A	25,323	2,047,111
Allegion plc	3,604	204,275
Bank of Ireland*	1,337,140	452,244
Covidien plc	18,034	1,626,306
CRH plc	40,334	1,034,998
Experian plc	54,500	921,521
Ingersoll-Rand plc	10,037	627,413
James Hardie Industries plc (CDI)	24,479	319,461
Kerry Group plc, Class A	8,791	660,258
Perrigo Co. plc	5,358	780,982
Seagate Technology plc	13,055	741,785
Shire plc	89,208	6,977,045
XL Group plc	10,843	354,891

		16,748,290

Israel (0.2%)
Bank Hapoalim B.M.	59,521	344,134
Bank Leumi Le-Israel B.M.*	77,993	304,335
Bezeq Israeli Telecommunication Corp., Ltd.	97,116	181,977
Delek Group Ltd.	246	101,798
Israel Chemicals Ltd.	25,003	214,218
Israel Corp., Ltd.*	165	94,004
Mizrahi Tefahot Bank Ltd.	8,869	114,704
NICE Systems Ltd.	3,043	124,327
Teva Pharmaceutical Industries Ltd.	45,961	2,429,645

		3,909,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Italy (0.9%)
Assicurazioni Generali S.p.A.	63,732	$1,397,164
Atlantia S.p.A.	22,704	647,264
Banca Monte dei Paschi di Siena S.p.A.*	239,038	463,150
Banco Popolare SC*	18,779	309,341
Brunello Cucinelli S.p.A.	10,000	227,304
Enel Green Power S.p.A.	101,237	286,674
Enel S.p.A.	358,606	2,088,881
Eni S.p.A.	137,797	3,769,935
Exor S.p.A.	6,042	248,117
Fiat S.p.A.*	47,905	472,949
Finmeccanica S.p.A.*	21,382	203,338
Gtech S.p.A.	38,443	939,624
Intesa Sanpaolo S.p.A.	634,139	1,958,945
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	52,799	140,402
Luxottica Group S.p.A.	9,040	523,238
Mediobanca S.p.A.*	35,194	350,832
Pirelli & C. S.p.A.	12,791	205,273
Prysmian S.p.A.	73,648	1,663,962
Saipem S.p.A.*	14,854	400,690
Snam S.p.A.	108,826	655,668
Telecom Italia S.p.A.*	536,542	679,585
Telecom Italia S.p.A. (RNC)	338,405	334,327
Terna Rete Elettrica Nazionale S.p.A.	80,487	424,532
Tod’s S.p.A.	18,403	2,342,268
UniCredit S.p.A.	246,835	2,066,816
Unione di Banche Italiane S.c.p.A.	46,232	400,091
UnipolSai S.p.A.	49,433	158,933

		23,359,303

Japan (7.6%)
ABC-Mart, Inc.	1,600	85,603
Acom Co., Ltd.*	25,800	122,754
Advantest Corp.	8,000	98,870
Aeon Co., Ltd.	33,700	414,493
AEON Financial Service Co., Ltd.	7,300	190,886
Aeon Mall Co., Ltd.	5,580	147,012
Air Water, Inc.	8,000	127,931
Aisin Seiki Co., Ltd.	10,800	429,633
Ajinomoto Co., Inc.	32,000	501,614
Alfresa Holdings Corp.	2,300	148,255
Amada Co., Ltd.	21,000	213,514
ANA Holdings, Inc.	63,000	148,630
Aozora Bank Ltd.	63,000	207,088
Asahi Glass Co., Ltd.	57,000	335,906
Asahi Group Holdings Ltd.	19,900	624,668
Asahi Kasei Corp.	71,000	543,162
Asics Corp.	7,900	184,272
Astellas Pharma, Inc.	118,500	1,556,917
Bank of Kyoto Ltd.	19,000	172,736
Bank of Yokohama Ltd.	62,000	356,804
Benesse Holdings, Inc.	3,900	169,197
Bridgestone Corp.	35,500	1,242,263
Brother Industries Ltd.	12,600	218,281
Calbee, Inc.	4,400	121,352
Canon, Inc.	62,100	2,020,449

Casio Computer Co., Ltd.	11,700	169,774
Central Japan Railway Co.	7,600	1,084,053
Chiba Bank Ltd.	42,000	296,432
Chiyoda Corp.	9,000	109,007
Chubu Electric Power Co., Inc.*	36,200	449,887
Chugai Pharmaceutical Co., Ltd.	12,600	355,096
Chugoku Bank Ltd.	11,000	169,172
Chugoku Electric Power Co., Inc.	16,700	227,821
Citizen Holdings Co., Ltd.	15,700	123,207
Credit Saison Co., Ltd.	8,600	178,953
Dai Nippon Printing Co., Ltd.	31,000	323,755
Daicel Corp.	11,000	105,108
Daido Steel Co., Ltd.	15,000	76,699
Daihatsu Motor Co., Ltd.	10,000	177,780
Dai-ichi Life Insurance Co., Ltd.	297,300	4,428,466
Daiichi Sankyo Co., Ltd.	34,400	641,785
Daikin Industries Ltd.	12,600	795,017
Daito Trust Construction Co., Ltd.	4,100	482,020
Daiwa House Industry Co., Ltd.	32,000	663,343
Daiwa Securities Group, Inc.	89,400	773,938
DeNA Co., Ltd.	6,100	82,494
Denso Corp.	26,500	1,264,770
Dentsu, Inc.	12,186	496,197
Don Quijote Holdings Co., Ltd.	3,200	178,471
East Japan Railway Co.	18,437	1,452,138
Eisai Co., Ltd.	14,100	590,695
Electric Power Development Co., Ltd.	6,800	220,838
FamilyMart Co., Ltd.	3,300	142,189
FANUC Corp.	23,518	4,055,668
Fast Retailing Co., Ltd.	2,900	954,119
Fuji Electric Co., Ltd.	29,000	137,407
Fuji Heavy Industries Ltd.	31,700	877,731
Fujifilm Holdings Corp.	24,000	669,266
Fujitsu Ltd.	97,000	726,746
Fukuoka Financial Group, Inc.	45,000	217,215
Gree, Inc.	4,900	42,952
GungHo Online Entertainment, Inc.	27,000	174,305
Gunma Bank Ltd.	22,000	130,082
Hachijuni Bank Ltd.	24,000	148,542
Hakuhodo DY Holdings, Inc.	12,300	122,144
Hamamatsu Photonics KK	3,800	186,427
Hankyu Hanshin Holdings, Inc.	63,000	359,449
Hikari Tsushin, Inc.	1,000	75,515
Hino Motors Ltd.	15,000	206,554
Hirose Electric Co., Ltd.	1,600	237,698
Hiroshima Bank Ltd.	24,000	114,664
Hisamitsu Pharmaceutical Co., Inc.	3,500	156,508
Hitachi Chemical Co., Ltd.	5,400	89,338
Hitachi Construction Machinery Co., Ltd.	6,000	119,520
Hitachi High-Technologies Corp.	3,700	88,021
Hitachi Ltd.	258,200	1,891,164
Hitachi Metals Ltd.	13,000	196,851
Hokuhoku Financial Group, Inc.	58,000	123,666
Hokuriku Electric Power Co.	9,900	131,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Honda Motor Co., Ltd.	88,100	$3,075,956
Hoya Corp.	22,700	754,239
Hulic Co., Ltd.	11,700	154,183
Ibiden Co., Ltd.	6,400	128,878
Idemitsu Kosan Co., Ltd.	5,200	112,978
IHI Corp.	74,000	344,781
Iida Group Holdings Co., Ltd.	10,400	157,994
INPEX Corp.	45,700	694,714
Isetan Mitsukoshi Holdings Ltd.	19,400	252,781
Isuzu Motors Ltd.	67,000	443,117
ITOCHU Corp.	81,700	1,049,225
ITOCHU Techno-Solutions Corp.	1,300	56,527
Iyo Bank Ltd.	14,000	141,513
J. Front Retailing Co., Ltd.	26,000	182,479
Japan Airlines Co., Ltd.	3,344	184,852
Japan Display, Inc.*	20,800	127,709
Japan Exchange Group, Inc.	14,000	344,800
Japan Prime Realty Investment Corp. (REIT)	45	161,468
Japan Real Estate Investment Corp. (REIT)	62	361,088
Japan Retail Fund Investment Corp. (REIT)	125	281,082
Japan Tobacco, Inc.	60,200	2,194,547
JFE Holdings, Inc.	26,700	551,105
JGC Corp.	11,000	334,218
Joyo Bank Ltd.	37,000	197,226
JSR Corp.	9,900	169,846
JTEKT Corp.	12,300	207,256
JX Holdings, Inc.	116,433	622,938
Kajima Corp.	49,000	216,692
Kakaku.com, Inc.	7,900	138,419
Kamigumi Co., Ltd.	14,000	128,799
Kaneka Corp.	15,000	93,875
Kansai Electric Power Co., Inc.*	37,200	350,684
Kansai Paint Co., Ltd.	12,000	200,543
Kao Corp.	28,400	1,117,722
Kawasaki Heavy Industries Ltd.	80,000	304,822
KDDI Corp.	120,625	7,357,405
Keikyu Corp.	27,000	242,535
Keio Corp.	32,000	251,439
Keisei Electric Railway Co., Ltd.	15,000	149,400
Keyence Corp.	13,818	6,028,197
Kikkoman Corp.	6,000	124,969
Kintetsu Corp.	101,000	367,889
Kirin Holdings Co., Ltd.	44,300	639,760
Kobe Steel Ltd.	157,000	235,566
Koito Manufacturing Co., Ltd.	5,000	128,079
Komatsu Ltd.	50,900	1,181,746
Konami Corp.	5,900	130,399
Konica Minolta, Inc.	27,500	271,729
Kubota Corp.	63,000	893,026
Kuraray Co., Ltd.	19,300	244,620
Kurita Water Industries Ltd.	4,200	97,304
Kyocera Corp.	91,500	4,342,648
Kyowa Hakko Kirin Co., Ltd.	16,000	216,534
Kyushu Electric Power Co., Inc.	24,600	277,070
Lawson, Inc.	3,400	255,071
LIXIL Group Corp.	14,900	402,118
M3, Inc.	12,100	192,539

Mabuchi Motor Co., Ltd.	1,200	90,973
Makita Corp.	6,300	389,300
Marubeni Corp.	85,000	621,736
Marui Group Co., Ltd.	11,700	112,375
Maruichi Steel Tube Ltd.	2,300	61,754
Mazda Motor Corp.	144,300	676,595
McDonald’s Holdings Co. Japan Ltd.	3,910	109,807
Medipal Holdings Corp.	7,800	110,565
MEIJI Holdings Co., Ltd.	3,422	226,658
Miraca Holdings, Inc.	3,200	155,096
Mitsubishi Chemical Holdings Corp.	76,000	336,844
Mitsubishi Corp.	76,600	1,593,171
Mitsubishi Electric Corp.	105,000	1,295,593
Mitsubishi Estate Co., Ltd.	68,000	1,678,772
Mitsubishi Gas Chemical Co., Inc.	23,000	147,120
Mitsubishi Heavy Industries Ltd.	164,000	1,023,128
Mitsubishi Logistics Corp.	7,000	104,822
Mitsubishi Materials Corp.	64,000	224,273
Mitsubishi Motors Corp.	37,000	408,331
Mitsubishi Tanabe Pharma Corp.	12,900	193,172
Mitsubishi UFJ Financial Group, Inc.	691,900	4,241,349
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,300	139,604
Mitsui & Co., Ltd.	94,600	1,516,514
Mitsui Chemicals, Inc.	46,000	125,779
Mitsui Fudosan Co., Ltd.	46,000	1,551,118
Mitsui O.S.K. Lines Ltd.	61,000	227,008
Mizuho Financial Group, Inc.	1,255,944	2,578,711
MS&AD Insurance Group Holdings, Inc.	26,207	633,024
Murata Manufacturing Co., Ltd.	69,103	6,467,258
Nabtesco Corp.	7,800	172,469
Nagoya Railroad Co., Ltd.	48,000	191,422
Namco Bandai Holdings, Inc.	10,300	241,169
NEC Corp.	146,000	465,505
Nexon Co., Ltd.	186,200	1,777,360
NGK Insulators Ltd.	14,000	317,852
NGK Spark Plug Co., Ltd.	11,000	310,330
NH Foods Ltd.	10,000	195,351
NHK Spring Co., Ltd.	9,000	84,399
Nidec Corp.	78,456	4,814,002
Nikon Corp.	19,100	300,721
Nintendo Co., Ltd.	5,900	706,160
Nippon Building Fund, Inc. (REIT)	76	444,124
Nippon Electric Glass Co., Ltd.	21,000	122,304
Nippon Express Co., Ltd.	51,000	247,184
Nippon Paint Co., Ltd.	10,000	211,638
Nippon Prologis REIT, Inc. (REIT)	70	163,210
Nippon Steel & Sumitomo Metal Corp.	413,915	1,323,809
Nippon Telegraph & Telephone Corp.	20,659	1,288,422
Nippon Yusen KK	90,000	259,415
Nissan Motor Co., Ltd.	135,600	1,286,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Nisshin Seifun Group, Inc.	7,800	$93,087
Nissin Foods Holdings Co., Ltd.	3,300	169,715
Nitori Holdings Co., Ltd.	3,900	213,277
Nitto Denko Corp.	8,200	384,240
NKSJ Holdings, Inc.	17,481	470,739
NOK Corp.	5,800	116,510
Nomura Holdings, Inc.	198,300	1,403,495
Nomura Real Estate Holdings, Inc.	7,500	141,923
Nomura Research Institute Ltd.	6,900	217,275
NSK Ltd.	24,000	312,008
NTT Data Corp.	7,000	268,792
NTT DOCOMO, Inc.	83,600	1,429,300
NTT Urban Development Corp.	6,700	75,396
Obayashi Corp.	38,000	271,201
Odakyu Electric Railway Co., Ltd.	35,000	336,854
Oji Holdings Corp.	45,000	185,233
Olympus Corp.*	12,600	434,075
Omron Corp.	11,400	480,509
Ono Pharmaceutical Co., Ltd.	4,600	405,034
Oracle Corp. Japan	2,200	96,205
Oriental Land Co., Ltd.	2,800	479,680
ORIX Corp.	72,900	1,208,224
Osaka Gas Co., Ltd.	105,000	441,538
Otsuka Corp.	2,400	116,322
Otsuka Holdings Co., Ltd.	22,200	688,100
Panasonic Corp.	120,500	1,467,815
Park24 Co., Ltd.	4,400	80,004
Rakuten, Inc.	44,700	577,586
Resona Holdings, Inc.	125,505	730,941
Ricoh Co., Ltd.	40,200	478,964
Rinnai Corp.	1,800	173,772
Rohm Co., Ltd.	5,400	309,698
Sankyo Co., Ltd.	2,700	103,810
Sanrio Co., Ltd.	2,300	66,817
Santen Pharmaceutical Co., Ltd.	4,300	241,943
SBI Holdings, Inc.	11,660	142,722
Secom Co., Ltd.	10,900	666,018
Sega Sammy Holdings, Inc.	9,700	190,831
Seibu Holdings, Inc.	49,900	1,035,879
Seiko Epson Corp.	7,700	327,595
Sekisui Chemical Co., Ltd.	24,000	277,894
Sekisui House Ltd.	30,000	411,332
Seven & I Holdings Co., Ltd.	40,900	1,723,125
Seven Bank Ltd.	32,000	130,773
Sharp Corp.*	78,000	250,234
Shikoku Electric Power Co., Inc.*	9,600	133,995
Shimadzu Corp.	14,000	128,385
Shimamura Co., Ltd.	1,200	117,980
Shimano, Inc.	4,200	465,999
Shimizu Corp.	31,000	219,407
Shin-Etsu Chemical Co., Ltd.	22,400	1,361,623
Shinsei Bank Ltd.	96,000	216,060
Shionogi & Co., Ltd.	16,800	350,577
Shiseido Co., Ltd.	20,200	368,288
Shizuoka Bank Ltd.	29,000	313,459
Showa Shell Sekiyu KK	9,500	107,936
SMC Corp.	3,100	829,584
SoftBank Corp.	51,900	3,864,387

Sony Corp.	56,400	936,428
Sony Financial Holdings, Inc.	10,100	172,280
Stanley Electric Co., Ltd.	7,700	200,737
Sumitomo Chemical Co., Ltd.	84,000	317,576
Sumitomo Corp.	61,100	825,081
Sumitomo Dainippon Pharma Co. Ltd.	8,400	96,599
Sumitomo Electric Industries Ltd.	38,600	542,964
Sumitomo Heavy Industries Ltd.	29,000	137,979
Sumitomo Metal Mining Co., Ltd.	29,000	470,905
Sumitomo Mitsui Financial Group, Inc.	138,963	5,821,618
Sumitomo Mitsui Trust Holdings, Inc.	183,020	836,467
Sumitomo Realty & Development Co., Ltd.	18,000	772,380
Sumitomo Rubber Industries Ltd.	9,100	131,328
Suntory Beverage & Food Ltd.	8,200	321,751
Suruga Bank Ltd.	9,000	174,661
Suzuken Co., Ltd.	4,100	152,579
Suzuki Motor Corp.	19,700	617,029
Sysmex Corp.	8,200	307,991
T&D Holdings, Inc.	32,500	441,760
Taiheiyo Cement Corp.	64,000	257,756
Taisei Corp.	61,000	337,802
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	138,601
Taiyo Nippon Sanso Corp.	9,000	79,690
Takashimaya Co., Ltd.	14,000	135,847
Takeda Pharmaceutical Co., Ltd.	43,200	2,003,818
TDK Corp.	6,900	323,528
Teijin Ltd.	53,000	132,886
Terumo Corp.	17,000	380,090
THK Co., Ltd.	5,600	132,005
Tobu Railway Co., Ltd.	57,000	298,208
Toho Co., Ltd.	6,000	140,724
Toho Gas Co., Ltd.	23,000	126,460
Tohoku Electric Power Co., Inc.	26,100	306,331
Tokio Marine Holdings, Inc.	37,800	1,243,271
Tokyo Electric Power Co., Inc.*	76,600	319,088
Tokyo Electron Ltd.	9,600	648,939
Tokyo Gas Co., Ltd.	131,000	765,530
Tokyo Tatemono Co., Ltd.	21,000	194,235
Tokyu Corp.	64,000	453,601
Tokyu Fudosan Holdings Corp.	22,300	175,882
TonenGeneral Sekiyu KK	16,000	151,937
Toppan Printing Co., Ltd.	31,000	239,909
Toray Industries, Inc.	82,000	539,085
Toshiba Corp.	217,000	1,013,188
TOTO Ltd.	16,000	215,587
Toyo Seikan Group Holdings Ltd.	8,000	122,876
Toyo Suisan Kaisha Ltd.	5,000	154,237
Toyoda Gosei Co., Ltd.	3,500	72,691
Toyota Industries Corp.	9,100	469,799
Toyota Motor Corp.	150,000	9,008,440
Toyota Tsusho Corp.	11,900	342,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Trend Micro, Inc.	6,100	$200,814
Unicharm Corp.	7,300	435,024
United Urban Investment Corp. (REIT)	139	224,337
USS Co., Ltd.	12,500	213,341
West Japan Railway Co.	8,800	387,424
Yahoo! Japan Corp.	81,700	377,431
Yakult Honsha Co., Ltd.	5,100	258,260
Yamada Denki Co., Ltd.	49,700	177,106
Yamaguchi Financial Group, Inc.	11,000	115,967
Yamaha Corp.	8,300	131,171
Yamaha Motor Co., Ltd.	13,000	223,671
Yamato Holdings Co., Ltd.	18,600	385,385
Yamato Kogyo Co., Ltd.	2,200	64,498
Yamazaki Baking Co., Ltd.	6,000	74,922
Yaskawa Electric Corp.	11,000	133,231
Yokogawa Electric Corp.	10,800	136,566
Yokohama Rubber Co., Ltd.	10,000	86,472

		186,639,036

Luxembourg (0.1%)
Altice S.A.*	3,397	236,669
ArcelorMittal S.A.	55,146	817,789
Millicom International Cellular S.A. (SDR)	3,523	322,691
RTL Group S.A.	2,084	231,828
SES S.A. (FDR)	16,459	624,283
Tenaris S.A.	24,228	570,617

		2,803,877

Macau (0.1%)
MGM China Holdings Ltd.	54,800	190,199
Sands China Ltd.	130,787	988,024
Wynn Macau Ltd.	87,600	343,600

		1,521,823

Malaysia (0.4%)
Astro Malaysia Holdings Bhd	2,030,600	2,219,684
CIMB Group Holdings Bhd	1,340,409	3,055,682
IHH Healthcare Bhd	1,047,100	1,428,308
IJM Corp. Berhad	885,400	1,847,455
SapuraKencana Petroleum Bhd*	318,300	434,181

		8,985,310

Mexico (1.2%)
Alfa S.A.B. de C.V., Class A	1,627,870	4,505,863
America Movil S.A.B. de C.V. (ADR)	230,458	4,782,004
Cemex S.A.B. de C.V. (ADR)*	415,492	5,496,959
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	74,619	6,988,069
Fresnillo plc	13,691	204,316
Grupo Financiero Banorte S.A.B. de C.V., Class O	558,873	3,997,212
Grupo Financiero Inbursa S.A.B. de C.V., Class O	500,438	1,484,322
Grupo Financiero Santander Mexico S.A.B.de CV (ADR), Class B	142,668	1,894,631

		29,353,376

Netherlands (1.5%)
Aegon N.V.	102,230	$892,255
Akzo Nobel N.V.	13,437	1,007,361
ASML Holding N.V.	19,517	1,817,542
Corio N.V. (REIT)	3,478	177,638
Delta Lloyd N.V.	12,295	312,131
Fugro N.V. (CVA)	3,983	228,056
Gemalto N.V.	4,016	416,283
Heineken Holding N.V.	5,661	372,193
Heineken N.V.	12,414	891,231
ING Groep N.V. (CVA)*	209,522	2,943,578
Koninklijke Ahold N.V.	50,645	950,764
Koninklijke Boskalis Westminster N.V.	5,247	300,932
Koninklijke DSM N.V.	9,657	703,349
Koninklijke KPN N.V.*	165,871	604,385
Koninklijke Philips N.V.	54,965	1,744,233
Koninklijke Vopak N.V.	3,948	192,994
OCI*	5,009	195,477
QIAGEN N.V.*	13,153	318,784
Randstad Holding N.V.	6,870	372,427
Reed Elsevier N.V.	38,601	885,344
Royal Dutch Shell plc, Class A	212,466	8,794,012
Royal Dutch Shell plc, Class B	133,035	5,788,665
TNT Express N.V.	26,835	242,886
Unilever N.V. (CVA)	88,386	3,867,416
Wolters Kluwer N.V.	16,937	501,407
Yandex N.V., Class A*	60,466	2,155,008
Ziggo N.V.	8,093	374,231

		37,050,582

New Zealand (0.0%)
Auckland International Airport Ltd.	61,380	209,591
Contact Energy Ltd.	19,112	88,855
Fletcher Building Ltd.	38,243	294,991
Ryman Healthcare Ltd.	19,673	147,271
Telecom Corp. of New Zealand Ltd.	85,989	201,771
Xero Ltd.*	3,682	83,786

		1,026,265

Norway (0.2%)
Aker Solutions ASA	6,629	115,205
DNB ASA	52,861	966,930
Gjensidige Forsikring ASA	11,625	208,474
Norsk Hydro ASA	72,701	389,115
Orkla ASA	43,321	385,972
Statoil ASA	60,801	1,867,491
Telenor ASA	41,547	946,244
Yara International ASA	9,692	485,560

		5,364,991

Panama (0.1%)
Copa Holdings S.A., Class A	13,827	1,971,315

Peru (0.2%)
Credicorp Ltd.	27,773	4,317,868

Philippines (0.6%)
BDO Unibank, Inc.	1,319,190	2,825,756
DMCI Holdings, Inc.	904,780	1,533,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

International Container Terminal Services, Inc.	615,450	$1,565,062
LT Group, Inc.	3,402,000	1,150,367
Metro Pacific Investments Corp.	22,236,000	2,552,173
Metropolitan Bank & Trust Co.	819,240	1,640,357
SM Investments Corp.	152,295	2,847,027

		14,114,619

Poland (0.5%)
Bank Pekao S.A.	69,181	3,960,327
Bank Zachodni WBK S.A.	29,521	3,586,963
Orange Polska S.A.	899,607	2,873,387
PKP Cargo S.A.	73,197	1,891,567

		12,312,244

Portugal (0.2%)
Banco Espirito Santo S.A. (Registered)*	150,165	123,784
EDP - Energias de Portugal S.A.	127,377	639,065
Galp Energia SGPS S.A., Class B	21,329	390,773
Jeronimo Martins SGPS S.A.	245,349	4,036,516

		5,190,138

Russia (0.4%)
Gazprom OAO (OTC Exchange) (ADR)*	146,810	1,279,449
Gazprom OAO (ADR)*	38,310	333,872
Mail.ru Group Ltd. (GDR)(m)*	44,698	1,575,604
NOVATEK OAO (GDR)(m)	27,358	3,403,335
Sistema JSFC (GDR)(m)*	106,925	3,291,594

		9,883,854

Singapore (0.4%)
Ascendas Real Estate Investment Trust (REIT)	103,000	189,991
Avago Technologies Ltd.	10,063	725,240
CapitaCommercial Trust (REIT)	97,000	132,248
CapitaLand Ltd.	144,000	369,557
CapitaMall Trust (REIT)	127,000	201,159
City Developments Ltd.	26,000	213,313
ComfortDelGro Corp., Ltd.	110,000	220,547
DBS Group Holdings Ltd.	91,000	1,222,432
Genting Singapore plc	342,457	365,280
Global Logistic Properties Ltd.	164,000	355,121
Golden Agri-Resources Ltd.	370,225	164,789
Hutchison Port Holdings Trust, Class U	293,000	210,960
Jardine Cycle & Carriage Ltd.	6,000	212,976
Keppel Corp., Ltd.	80,600	697,469
Keppel Land Ltd.	40,000	108,429
Oversea-Chinese Banking Corp., Ltd.	140,000	1,072,259
Sembcorp Industries Ltd.	55,000	236,867
Sembcorp Marine Ltd.	46,000	151,255
Singapore Airlines Ltd.	30,000	249,499
Singapore Exchange Ltd.	37,000	206,231
Singapore Press Holdings Ltd.	90,000	300,986
Singapore Technologies Engineering Ltd.	86,000	262,090

Singapore Telecommunications Ltd.	434,000	1,340,043
StarHub Ltd.	31,288	104,636
United Overseas Bank Ltd.	69,740	1,259,560
UOL Group Ltd.	24,771	129,527
Wilmar International Ltd.	108,000	276,301

		10,978,765

South Africa (0.7%)
Life Healthcare Group Holdings Ltd.	346,331	1,351,131
MTN Group Ltd.	219,511	4,623,250
Naspers Ltd., Class N	49,319	5,806,054
Pick n Pay Stores Ltd.	336,654	1,843,288
Vodacom Group Ltd.	262,832	3,248,638

		16,872,361

South Korea (2.4%)
BGF retail Co. Ltd.*	12,232	758,002
Cheil Worldwide, Inc.*	28,358	639,022
Cosmax, Inc.*	17,050	1,604,230
Coway Co., Ltd.	39,533	3,309,394
GS Retail Co., Ltd.	3,397	83,095
Hana Financial Group, Inc.	74,120	2,747,084
Hotel Shilla Co., Ltd.	22,630	2,044,260
Hyundai Department Store Co., Ltd.	5,213	716,156
Hyundai Engineering & Construction Co., Ltd.	44,652	2,541,960
Hyundai Glovis Co., Ltd.	8,443	2,248,852
Hyundai Heavy Industries Co., Ltd.	6,583	1,151,602
Hyundai Mipo Dockyard	5,084	736,120
Hyundai Motor Co.	18,294	4,149,509
Kolao Holdings	49,563	1,124,205
Korean Air Lines Co., Ltd.*	17,790	587,256
NAVER Corp.	4,901	4,044,609
NCSoft Corp.	11,068	1,996,353
Orion Corp.	1,592	1,458,573
Paradise Co., Ltd.	19,300	713,402
Samsung Electronics Co., Ltd.	8,318	10,868,152
Samsung Electronics Co., Ltd. (Preference)	1,908	1,998,893
Samsung Life Insurance Co., Ltd.	17,186	1,732,528
Seoul Semiconductor Co., Ltd.	60,199	2,266,833
Shinhan Financial Group Co., Ltd.	76,450	3,539,912
SK Hynix, Inc.*	102,316	4,909,510
SK Telecom Co., Ltd.	8,825	2,062,772

		60,032,284

Spain (1.9%)
Abertis Infraestructuras S.A.	22,694	522,214
ACS Actividades de Construccion y Servicios S.A.	10,060	460,090
Amadeus IT Holding S.A., Class A	20,520	846,313
Banco Bilbao Vizcaya Argentaria S.A.	702,039	8,948,760
Banco de Sabadell S.A.	186,309	635,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Banco Popular Espanol S.A.	96,171	$642,632
Banco Santander S.A.	640,517	6,691,967
Bankia S.A.*	253,797	492,094
CaixaBank S.A.*	96,380	594,803
CaixaBank S.A.*†	1,107	6,832
Cemex Latam Holdings S.A.*	225,968	2,214,547
Distribuidora Internacional de Alimentacion S.A.	33,100	304,758
Enagas S.A.	10,312	331,825
Ferrovial S.A.	22,079	491,736
Gas Natural SDG S.A.	19,492	615,614
Grifols S.A.	8,081	441,672
Iberdrola S.A.	278,531	2,129,314
Inditex S.A.	50,487	7,770,420
Mapfre S.A.	45,685	182,102
Red Electrica Corporacion S.A.	5,846	534,729
Repsol S.A.	146,759	3,870,434
Telefonica S.A.	444,090	7,613,317
Zardoya Otis S.A.	9,473	168,628

		46,510,543

Sweden (1.5%)
Alfa Laval AB	16,488	424,936
Assa Abloy AB, Class B	117,996	6,004,391
Atlas Copco AB, Class A	36,426	1,052,729
Atlas Copco AB, Class B	20,101	537,005
Boliden AB	15,362	222,904
Electrolux AB	13,506	341,615
Elekta AB, Class B	20,736	263,795
Getinge AB, Class B	11,236	295,297
Hennes & Mauritz AB, Class B	52,080	2,276,023
Hexagon AB, Class B	13,296	428,637
Husqvarna AB, Class B	23,733	184,528
Industrivarden AB, Class C	6,161	121,716
Investment AB Kinnevik, Class B	13,404	571,343
Investor AB, Class B	24,837	931,915
Lundin Petroleum AB*	12,497	252,875
Nordea Bank AB	166,475	2,349,544
Sandvik AB	59,145	808,187
Securitas AB, Class B	18,246	216,416
Skandinaviska Enskilda Banken AB, Class A	82,915	1,108,173
Skanska AB, Class B	21,329	486,814
SKF AB, Class B	21,995	561,269
Svenska Cellulosa AB S.C.A., Class B	32,467	845,987
Svenska Handelsbanken AB, Class A	27,492	1,345,890
Swedbank AB, Class A	49,414	1,310,498
Swedish Match AB	11,378	395,072
Tele2 AB, Class B	17,843	210,167
Telefonaktiebolaget LM Ericsson, Class B	939,483	11,354,140
TeliaSonera AB	129,340	944,853
Volvo AB, Class B	84,378	1,162,454

		37,009,173

Switzerland (4.2%)
ABB Ltd. (Registered)*	118,532	2,729,390
ACE Ltd.	13,506	1,400,572
Actelion Ltd. (Registered)*	5,635	712,953
Adecco S.A. (Registered)*	9,348	769,513

Aryzta AG*	4,898	463,951
Baloise Holding AG (Registered)	2,313	272,563
Barry Callebaut AG (Registered)*	107	145,394
Cie Financiere Richemont S.A. (Registered), Class A	28,159	2,954,663
Coca-Cola HBC AG (ADR)*	10,959	249,317
Coca-Cola HBC AG (CDI)*	143,481	3,295,326
Credit Suisse Group AG (Registered)*	190,865	5,458,205
DKSH Holding AG	19,727	1,500,435
EMS-Chemie Holding AG (Registered)	413	164,865
Garmin Ltd.	4,921	299,689
Geberit AG (Registered)	1,968	690,842
Givaudan S.A. (Registered)*	519	865,585
Glencore plc*	581,276	3,238,558
Holcim Ltd. (Registered)*	12,358	1,086,272
Julius Baer Group Ltd.*	12,408	511,543
Kuehne + Nagel International AG (Registered)	3,031	403,313
Lindt & Spruengli AG	48	244,330
Lindt & Spruengli AG (Registered)	6	370,636
Lonza Group AG (Registered)*	2,834	308,391
Nestle S.A. (Registered)	220,282	17,065,148
Novartis AG (Registered)	125,095	11,327,389
Pargesa Holding S.A.	1,598	143,528
Partners Group Holding AG	966	264,049
Roche Holding AG	52,491	15,656,145
Schindler Holding AG	2,475	376,218
Schindler Holding AG (Registered)	1,251	188,609
SGS S.A. (Registered)	286	685,329
Sika AG	116	474,308
Sonova Holding AG (Registered)	2,809	428,572
STMicroelectronics N.V.	35,523	318,700
Sulzer AG (Registered)	1,307	183,346
Swatch Group AG	6,212	3,751,157
Swatch Group AG (Registered)	2,842	315,671
Swiss Life Holding AG (Registered)*	1,875	444,646
Swiss Prime Site AG (Registered)*	3,048	252,625
Swiss Reinsurance AG*	19,191	1,707,454
Swisscom AG (Registered)	1,224	711,516
Syngenta AG (Registered)	5,009	1,865,666
TE Connectivity Ltd.	16,365	1,012,012
Transocean Ltd.	19,656	883,500
Transocean Ltd. (BATS Europe Exchange)	66,663	3,001,835
Tyco International Ltd.	18,447	841,183
UBS AG (Registered)*	555,210	10,186,363
Wolseley plc	13,909	762,438
Zurich Insurance Group AG*	8,046	2,425,232

		103,408,945

Taiwan (1.2%)
Advanced Semiconductor Engineering, Inc.	914,000	1,189,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Chailease Holding Co., Ltd.*	922,600	$2,320,559
China Life Insurance Co., Ltd.	549,035	506,595
Cleanaway Co., Ltd.	109,000	658,936
Delta Electronics, Inc.	263,000	1,915,818
Eclat Textile Co. Ltd.	141,740	1,718,463
Fubon Financial Holding Co., Ltd.	1,330,880	1,923,353
Ginko International Co., Ltd.	53,000	917,711
Hermes Microvision, Inc.	31,739	1,259,653
Largan Precision Co., Ltd.	26,000	2,072,476
MediaTek, Inc.	259,000	4,380,568
St Shine Optical Co., Ltd.	37,000	914,529
Taiwan Semiconductor Manufacturing Co., Ltd.	2,228,133	9,439,977
Uni-President Enterprises Corp.	900,863	1,617,197

		30,835,094

Thailand (0.6%)
Advanced Info Service
PCL (NVDR)	303,900	2,060,021
Bangkok Bank PCL (NVDR)	472,100	2,807,435
BTS Rail Mass Transit Growth
Infrastructure Fund, Class F	5,666,123	1,745,840
Indorama Ventures plc (NVDR)	1,697,100	1,451,071
Kasikornbank PCL (NVDR)	268,200	1,685,805
Land and Houses PCL (NVDR)	5,679,100	1,723,591
Minor International PCL	1,290,400	1,162,970
Robinson Department Store PCL	830,500	1,458,589
Total Access Communication PCL	341,600	1,184,101

		15,279,423

United Kingdom (6.4%)
3i Group plc	52,364	360,166
Aberdeen Asset Management plc	47,478	368,811
Admiral Group plc	10,369	274,878
AGL Energy Ltd.	14,265	402,817
AMEC plc	17,649	366,985
Anglo American plc	76,131	1,863,155
Antofagasta plc	22,132	288,999
Aon plc	11,859	1,068,377
ARM Holdings plc	77,185	1,163,752
ASOS plc*	2,742	138,903
Associated British Foods plc	19,487	1,016,843
AstraZeneca plc	68,740	5,106,235
Aviva plc	157,345	1,374,676
Babcock International Group plc	27,916	555,151
BAE Systems plc	169,410	1,255,099
Barclays plc	892,005	3,248,557
BG Group plc	184,497	3,899,490
BHP Billiton plc	114,459	3,701,250
BP plc	1,005,117	8,857,089
British American Tobacco plc	102,649	6,109,924
British Land Co. plc (REIT)	50,719	609,774
British Sky Broadcasting Group plc	54,087	836,783
BT Group plc	432,764	2,850,694
Bunzl plc	18,566	515,372
Burberry Group plc	24,615	624,730
Capita plc	36,695	719,058

Centrica plc	270,610	$1,447,719
Circassia Pharmaceuticals plc*	293,520	1,386,431
CNH Industrial N.V.	51,423	528,101
Cobham plc	60,576	323,761
Compass Group plc	95,834	1,667,985
Croda International plc	7,651	288,197
Delphi Automotive plc	11,047	759,371
Diageo plc	136,458	4,357,749
Direct Line Insurance Group plc	83,098	383,693
easyJet plc	9,812	229,214
Ensco plc, Class A	9,364	520,357
Friends Life Group Ltd.	77,275	416,979
G4S plc	87,380	381,632
GKN plc	87,207	541,912
GlaxoSmithKline plc	264,413	7,077,357
Hammerson plc (REIT)	39,942	396,469
Hargreaves Lansdown plc	14,290	302,764
HSBC Holdings plc	1,025,501	10,405,646
ICAP plc	31,794	206,767
IMI plc	14,609	371,777
Imperial Tobacco Group plc	52,172	2,348,252
Inmarsat plc	21,447	274,365
InterContinental Hotels Group plc	14,086	583,625
International Consolidated Airlines Group S.A.*	54,312	344,405
Intertek Group plc	8,989	422,900
Intu Properties plc (REIT)	42,313	225,643
Investec plc	31,026	286,198
ITV plc	207,444	632,645
J Sainsbury plc	68,514	369,939
Johnson Matthey plc	10,608	562,790
Kingfisher plc	129,053	792,892
Land Securities Group plc (REIT)	43,723	775,213
Legal & General Group plc	323,222	1,246,827
Lloyds Banking Group plc*	3,114,367	3,957,471
London Stock Exchange Group plc	9,901	340,078
Marks & Spencer Group plc	90,012	655,006
Meggitt plc	44,570	385,962
Melrose Industries plc	57,045	254,025
Mondi plc	187,606	3,416,775
National Grid plc	203,453	2,924,791
Next plc	8,477	939,363
Noble Corp. plc	10,193	342,077
Old Mutual plc	258,386	874,233
Pearson plc	43,187	852,924
Pentair plc	7,782	561,238
Persimmon plc*	15,906	346,530
Persimmon plc* (Interim CREST Entitlements)†(b)	15,906	19,055
Petrofac Ltd.	14,557	299,702
Prudential plc	408,702	9,379,659
Randgold Resources Ltd.	4,890	407,809
Reckitt Benckiser Group plc	35,460	3,094,998
Reed Elsevier plc	64,261	1,033,777
Rexam plc	39,385	360,609
Rio Tinto plc	69,541	3,699,503
Rolls-Royce Holdings plc*	102,823	1,881,133
Rolls-Royce Holdings plc (Preference)*†(b)	13,778,282	23,580

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Royal Bank of Scotland Group plc*	136,191	$765,426
Royal Mail plc*	38,548	329,196
RSA Insurance Group plc	54,512	442,950
SABMiller plc	52,617	3,050,851
Sage Group plc	59,005	387,869
Schroders plc	6,902	296,011
Segro plc (REIT)	41,688	246,282
Severn Trent plc	13,336	440,945
Smith & Nephew plc	48,693	865,832
Smiths Group plc	22,034	489,086
Sports Direct International plc*	15,097	182,538
SSE plc	52,634	1,411,520
Standard Chartered plc	131,476	2,686,596
Standard Life plc	124,625	797,893
Subsea 7 S.A.	16,198	302,102
Tate & Lyle plc	26,196	306,874
Tesco plc	441,672	2,148,204
Travis Perkins plc	12,871	360,809
TUI Travel plc	26,702	181,877
Tullow Oil plc	47,243	690,069
Unilever plc	206,492	9,368,380
United Utilities Group plc	38,264	577,578
Vodafone Group plc	1,437,842	4,798,409
Weir Group plc	11,864	531,763
Whitbread plc	9,987	753,575
William Hill plc	45,288	254,219
WM Morrison Supermarkets plc	119,363	374,646
WPP plc	72,568	1,582,217

		159,111,158

United States (33.7%)
3M Co.	55,261	7,915,586
Abbott Laboratories	60,088	2,457,599
AbbVie, Inc.	63,612	3,590,261
Actavis plc*	6,978	1,556,443
Adobe Systems, Inc.*	99,431	7,194,827
ADT Corp.	6,960	243,182
AES Corp.	26,458	411,422
Aetna, Inc.	82,524	6,691,046
Affiliated Managers Group, Inc.*	2,212	454,345
Aflac, Inc.	18,182	1,131,830
Agilent Technologies, Inc.	13,346	766,594
AGL Resources, Inc.	4,784	263,264
Air Products and Chemicals, Inc.	8,489	1,091,855
Airgas, Inc.	2,681	291,988
Akamai Technologies, Inc.*	7,113	434,320
Alcoa, Inc.	46,860	697,745
Alexion Pharmaceuticals, Inc.*	7,913	1,236,406
Allegheny Technologies, Inc.	4,360	196,636
Allergan, Inc.	33,684	5,700,006
Alliance Data Systems Corp.*	2,167	609,469
Allstate Corp.	17,359	1,019,320
Altera Corp.	178,088	6,190,339
Altria Group, Inc.	79,501	3,334,272
Amazon.com, Inc.*	14,913	4,843,444
Ameren Corp.	9,726	397,599
American Electric Power Co., Inc.	19,527	1,089,021

American Express Co.	36,435	3,456,588
American International Group, Inc.	57,878	3,158,981
American Tower Corp. (REIT)	15,828	1,424,203
Ameriprise Financial, Inc.	7,592	911,040
AmerisourceBergen Corp.	9,031	656,192
AMETEK, Inc.	9,828	513,808
Amgen, Inc.	30,286	3,584,954
Amphenol Corp., Class A	6,280	605,015
Anadarko Petroleum Corp.	20,203	2,211,622
Analog Devices, Inc.	12,558	679,011
Apache Corp.	15,429	1,552,466
Apartment Investment & Management Co. (REIT), Class A	5,867	189,328
Apple, Inc.	241,263	22,420,571
Applied Materials, Inc.	48,682	1,097,779
Archer-Daniels-Midland Co.	26,172	1,154,447
Assurant, Inc.	2,876	188,522
AT&T, Inc.	207,650	7,342,504
Autodesk, Inc.*	9,130	514,749
Automatic Data Processing, Inc.	19,282	1,528,677
AutoNation, Inc.*	2,544	151,826
AutoZone, Inc.*	1,329	712,663
AvalonBay Communities, Inc. (REIT)	4,879	693,745
Avery Dennison Corp.	3,796	194,545
Avon Products, Inc.	17,431	254,667
Baker Hughes, Inc.	17,454	1,299,450
Ball Corp.	5,567	348,940
Bank of America Corp.	420,722	6,466,497
Bank of New York Mellon Corp.	45,611	1,709,500
Baxter International, Inc.	21,707	1,569,416
BB&T Corp.	28,732	1,132,903
Becton, Dickinson and Co.	7,732	914,696
Bed Bath & Beyond, Inc.*	8,157	468,049
Bemis Co., Inc.	4,019	163,413
Berkshire Hathaway, Inc., Class B*	72,039	9,117,256
Best Buy Co., Inc.	11,049	342,629
Biogen Idec, Inc.*	18,149	5,722,561
BlackRock, Inc.	5,005	1,599,598
Boeing Co.	26,841	3,414,980
BorgWarner, Inc.	9,158	597,010
Boston Properties, Inc. (REIT)	6,129	724,325
Boston Scientific Corp.*	52,979	676,542
Bristol-Myers Squibb Co.	66,295	3,215,970
Broadcom Corp., Class A	22,220	824,806
Brown-Forman Corp., Class B	6,493	611,446
C.H. Robinson Worldwide, Inc.	5,950	379,551
C.R. Bard, Inc.	3,047	435,751
CA, Inc.	12,737	366,061
Cablevision Systems Corp. – New York Group, Class A	8,702	153,590
Cabot Oil & Gas Corp.	16,677	569,353
Cameron International Corp.*	8,180	553,868
Campbell Soup Co.	7,174	328,641
Capital One Financial Corp.	22,879	1,889,805
Cardinal Health, Inc.	13,602	932,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

CareFusion Corp.*	8,302	$368,194
CarMax, Inc.*	8,805	457,948
Carnival Corp.	17,565	661,322
Carnival plc	10,167	384,188
Caterpillar, Inc.	24,974	2,713,925
CBRE Group, Inc., Class A*	11,182	358,271
CBS Corp. (Non-Voting), Class B	21,141	1,313,702
Celgene Corp.*	32,348	2,778,046
Celldex Therapeutics, Inc.*	134,790	2,199,773
CenterPoint Energy, Inc.	17,223	439,875
CenturyLink, Inc.	22,899	828,944
Cerner Corp.*	11,828	610,088
CF Industries Holdings, Inc.	2,086	501,746
Charles Schwab Corp.	46,832	1,261,186
Chesapeake Energy Corp.	20,282	630,365
Chevron Corp.	76,167	9,943,602
Chipotle Mexican Grill, Inc.*	1,244	737,082
Chubb Corp.	9,784	901,791
Cigna Corp.	10,745	988,218
Cimarex Energy Co.	3,478	498,954
Cincinnati Financial Corp.	5,902	283,532
Cintas Corp.	4,050	257,337
Cisco Systems, Inc.	204,948	5,092,958
Citigroup, Inc.	249,002	11,727,994
Citrix Systems, Inc.*	6,567	410,766
Clorox Co.	5,138	469,613
Clovis Oncology, Inc.*	21,270	880,791
CME Group, Inc./Illinois	12,639	896,737
CMS Energy Corp.	10,796	336,295
Coach, Inc.	10,954	374,517
Coca-Cola Co.	151,228	6,406,018
Coca-Cola Enterprises, Inc.	9,341	446,313
Cognizant Technology Solutions Corp., Class A*	24,333	1,190,127
Colgate-Palmolive Co.	130,843	8,920,876
Comcast Corp., Class A	104,014	5,583,472
Comerica, Inc.	7,283	365,315
Computer Sciences Corp.	5,805	366,876
ConAgra Foods, Inc.	16,872	500,761
ConocoPhillips Co.	49,117	4,210,800
CONSOL Energy, Inc.	9,214	424,489
Consolidated Edison, Inc.	11,732	677,406
Constellation Brands, Inc., Class A*	6,746	594,525
Corning, Inc.	52,360	1,149,302
Costco Wholesale Corp.	17,543	2,020,252
Crown Castle International Corp. (REIT)	13,365	992,485
CSX Corp.	40,210	1,238,870
Cummins, Inc.	6,840	1,055,344
CVS Caremark Corp.	46,780	3,525,809
D.R. Horton, Inc.	11,482	282,228
Danaher Corp.	24,064	1,894,559
Darden Restaurants, Inc.	5,294	244,953
DaVita HealthCare Partners, Inc.*	7,122	515,063
Deere & Co.	14,552	1,317,684
Delta Air Lines, Inc.	33,945	1,314,350
Denbury Resources, Inc.	14,034	259,068
DENTSPLY International, Inc.	5,688	269,327

Devon Energy Corp.	15,334	$1,217,520
Diamond Offshore Drilling, Inc.	2,730	135,490
DIRECTV*	18,744	1,593,427
Discover Financial Services	18,651	1,155,989
Discovery Communications, Inc., Class A*	8,720	647,722
Dollar General Corp.*	12,125	695,490
Dollar Tree, Inc.*	8,263	450,003
Dominion Resources, Inc.	23,263	1,663,770
Dover Corp.	6,657	605,454
Dow Chemical Co.	48,171	2,478,880
Dr. Pepper Snapple Group, Inc.	7,859	460,380
DTE Energy Co.	7,092	552,254
Duke Energy Corp.	28,290	2,098,835
Dun & Bradstreet Corp.	1,475	162,545
E*TRADE Financial Corp.*	11,570	245,978
E.I. du Pont de Nemours & Co.	36,740	2,404,266
Eastman Chemical Co.	6,004	524,449
Eaton Corp. plc	19,066	1,471,514
eBay, Inc.*	176,224	8,821,773
Ecolab, Inc.	10,817	1,204,365
Edison International	13,049	758,277
Edwards Lifesciences Corp.*	4,213	361,644
Electronic Arts, Inc.*	12,568	450,814
Eli Lilly and Co.	39,407	2,449,933
EMC Corp.	81,894	2,157,088
Emerson Electric Co.	74,121	4,918,670
Entergy Corp.	7,178	589,242
EOG Resources, Inc.	21,862	2,554,793
EQT Corp.	6,066	648,455
Equifax, Inc.	4,892	354,866
Equity Residential (REIT)	13,378	842,814
Essex Property Trust, Inc. (REIT)	2,498	461,905
Estee Lauder Cos., Inc., Class A	10,101	750,100
Exelon Corp.	34,342	1,252,796
Expedia, Inc.	4,113	323,940
Expeditors International of Washington, Inc.	7,889	348,378
Express Scripts Holding Co.*	30,939	2,145,001
Exxon Mobil Corp.	171,828	17,299,643
F5 Networks, Inc.*	3,024	336,995
Facebook, Inc., Class A*	138,206	9,299,882
Family Dollar Stores, Inc.	3,835	253,647
Fastenal Co.	10,938	541,322
FedEx Corp.	11,111	1,681,983
Fidelity National Financial, Inc., Class A	72,192	2,365,010
Fidelity National Information Services, Inc.	11,503	629,674
Fifth Third Bancorp	34,063	727,245
First Cash Financial Services, Inc.*	12,835	739,168
First Solar, Inc.*	2,854	202,805
FirstEnergy Corp.	16,822	584,060
Fiserv, Inc.*	9,966	601,149
FLIR Systems, Inc.	5,686	197,475
Flowserve Corp.	5,503	409,148
Fluor Corp.	6,359	489,007
FMC Corp.	5,337	379,941
FMC Technologies, Inc.*	9,403	574,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ford Motor Co.	158,183	$2,727,075
Forest Laboratories, Inc.*	9,592	949,608
Fossil Group, Inc.*	1,899	198,483
Franklin Resources, Inc.	16,084	930,299
Freeport-McMoRan Copper & Gold, Inc.	41,543	1,516,320
Frontier Communications Corp.	40,225	234,914
Fusion-io, Inc.*	124,208	1,403,550
GameStop Corp., Class A	4,568	184,867
Gannett Co., Inc.	9,059	283,637
Gap, Inc.	10,395	432,120
General Dynamics Corp.	13,028	1,518,413
General Electric Co.	401,219	10,544,035
General Growth Properties, Inc. (REIT)	20,892	492,216
General Mills, Inc.	24,581	1,291,486
General Motors Co.	52,601	1,909,416
Genuine Parts Co.	6,154	540,321
Genworth Financial, Inc., Class A*	19,736	343,406
Gilead Sciences, Inc.*	115,135	9,545,843
Goldman Sachs Group, Inc.	37,880	6,342,627
Goodyear Tire & Rubber Co.	11,020	306,136
Google, Inc., Class A*	19,858	11,610,377
Google, Inc., Class C*	19,858	11,423,910
Graham Holdings Co., Class B	174	124,951
H&R Block, Inc.	10,992	368,452
Halliburton Co.	33,786	2,399,144
Harley-Davidson, Inc.	8,728	609,651
Harman International Industries, Inc.	2,731	293,391
Harris Corp.	4,255	322,316
Hartford Financial Services Group, Inc.	17,975	643,685
Hasbro, Inc.	4,610	244,561
HCP, Inc. (REIT)	18,337	758,785
Health Care REIT, Inc. (REIT)	12,212	765,326
Helmerich & Payne, Inc.	4,329	502,640
Hershey Co.	5,974	581,688
Hess Corp.	10,557	1,043,982
Hewlett-Packard Co.	74,868	2,521,554
Home Depot, Inc.	54,737	4,431,508
Honeywell International, Inc.	31,328	2,911,938
Hormel Foods Corp.	5,401	266,539
Hospira, Inc.*	6,701	344,230
Host Hotels & Resorts, Inc. (REIT)	30,318	667,299
Hudson City Bancorp, Inc.	19,110	187,851
Humana, Inc.	6,188	790,331
Huntington Bancshares, Inc./Ohio	33,118	315,946
Illinois Tool Works, Inc.	15,184	1,329,511
Integrys Energy Group, Inc.	3,211	228,398
Intel Corp.	199,164	6,154,168
Intercontinental Exchange, Inc.	4,606	870,073
International Business Machines Corp.	38,068	6,900,586
International Flavors & Fragrances, Inc.	3,259	339,849

International Paper Co.	17,325	$874,393
Interpublic Group of Cos., Inc.	16,986	331,397
Intuit, Inc.	77,596	6,248,806
Intuitive Surgical, Inc.*	1,535	632,113
Invesco Ltd.	17,331	654,245
Iron Mountain, Inc.	6,858	243,116
J.M. Smucker Co.	4,155	442,798
Jabil Circuit, Inc.	7,367	153,970
Jacobs Engineering Group, Inc.*	5,304	282,597
Johnson & Johnson	113,195	11,842,461
Johnson Controls, Inc.	26,562	1,326,241
Joy Global, Inc.	3,990	245,704
JPMorgan Chase & Co.	151,428	8,725,281
Juniper Networks, Inc.*	132,162	3,243,255
Kansas City Southern	4,421	475,302
Kellogg Co.	10,190	669,483
Keurig Green Mountain, Inc.	5,076	632,520
KeyCorp	35,295	505,777
Kimberly-Clark Corp.	15,070	1,676,085
Kimco Realty Corp. (REIT)	16,459	378,228
Kinder Morgan, Inc.	26,754	970,100
KLA-Tencor Corp.	6,636	482,039
Kohl’s Corp.	7,790	410,377
Kraft Foods Group, Inc.	23,831	1,428,668
Kroger Co.	20,380	1,007,383
L Brands, Inc.	9,801	574,927
L-3 Communications Holdings, Inc.	3,455	417,191
Laboratory Corp. of America Holdings*	3,398	347,955
Lam Research Corp.	6,497	439,067
Legg Mason, Inc.	4,099	210,320
Leggett & Platt, Inc.	5,535	189,740
Lennar Corp., Class A	7,051	296,001
Leucadia National Corp.	12,666	332,103
Lincoln National Corp.	10,566	543,515
Linear Technology Corp.	9,479	446,177
Lockheed Martin Corp.	10,665	1,714,185
Loews Corp.	12,233	538,374
Lorillard, Inc.	14,510	884,675
Lowe’s Cos., Inc.	39,897	1,914,657
LyondellBasell Industries N.V., Class A	16,664	1,627,240
M&T Bank Corp.	5,261	652,627
Macerich Co. (REIT)	5,640	376,470
Macy’s, Inc.	14,415	836,358
Marathon Oil Corp.	27,042	1,079,517
Marathon Petroleum Corp.	11,545	901,318
Marriott International, Inc., Class A	8,775	562,478
Marsh & McLennan Cos., Inc.	21,978	1,138,900
Masco Corp.	14,298	317,416
MasterCard, Inc., Class A	40,201	2,953,567
Mattel, Inc.	13,560	528,433
Maxim Integrated Products, Inc.	159,681	5,398,815
McCormick & Co., Inc. (Non- Voting)	5,226	374,129
McDonald’s Corp.	73,814	7,436,022
McGraw Hill Financial, Inc.	102,430	8,504,763
McKesson Corp.	9,223	1,717,415
Mead Johnson Nutrition Co.	8,091	753,838

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

MeadWestvaco Corp.	6,708	$296,896
Medivation, Inc.*	16,017	1,234,590
Medtronic, Inc.	39,963	2,548,041
Merck & Co., Inc.	116,927	6,764,227
MetLife, Inc.	45,026	2,501,645
Microchip Technology, Inc.	8,028	391,847
Micron Technology, Inc.*	42,809	1,410,557
Microsoft Corp.	396,367	16,528,504
Mohawk Industries, Inc.*	2,453	339,348
Molson Coors Brewing Co., Class B	6,367	472,177
Mondelez International, Inc., Class A	67,663	2,544,805
Monsanto Co.	20,969	2,615,673
Monster Beverage Corp.*	5,424	385,267
Moody’s Corp.	7,532	660,255
Morgan Stanley	56,024	1,811,256
Mosaic Co.	12,936	639,685
Motorola Solutions, Inc.	9,063	603,324
Murphy Oil Corp.	6,743	448,275
Mylan, Inc.*	14,941	770,358
NASDAQ OMX Group, Inc.	4,730	182,673
National Oilwell Varco, Inc.	17,159	1,413,044
Navient Corp.	16,874	298,839
NetApp, Inc.	13,274	484,766
Netflix, Inc.*	2,398	1,056,559
Newell Rubbermaid, Inc.	11,049	342,409
Newfield Exploration Co.*	5,471	241,818
Newmont Mining Corp.	19,977	508,215
News Corp., Class A*	19,965	358,172
NextEra Energy, Inc.	17,444	1,787,661
Nielsen N.V.	12,115	586,487
NIKE, Inc., Class B	29,510	2,288,501
NiSource, Inc.	12,617	496,353
Noble Energy, Inc.	14,383	1,114,107
Nordstrom, Inc.	5,615	381,427
Norfolk Southern Corp.	12,388	1,276,336
Northeast Utilities	12,658	598,344
Northern Trust Corp.	8,887	570,634
Northrop Grumman Corp.	8,565	1,024,631
NRG Energy, Inc.	13,476	501,307
Nucor Corp.	12,756	628,233
NVIDIA Corp.	22,336	414,109
Occidental Petroleum Corp.	31,431	3,225,764
Omnicom Group, Inc.	10,350	737,127
ONEOK, Inc.	8,328	566,970
Oracle Corp.	137,370	5,567,606
O’Reilly Automotive, Inc.*	4,249	639,899
Owens-Illinois, Inc.*	6,625	229,490
PACCAR, Inc.	14,193	891,746
Pall Corp.	4,396	375,374
Parker Hannifin Corp.	5,964	749,854
Patterson Cos., Inc.	3,272	129,277
Paychex, Inc.	12,970	539,033
Peabody Energy Corp.	10,898	178,182
People’s United Financial, Inc.	12,456	188,958
Pepco Holdings, Inc.	10,069	276,696
PepsiCo, Inc.	60,670	5,420,258
PerkinElmer, Inc.	4,545	212,888
PetSmart, Inc.	3,963	236,987
Pfizer, Inc.	255,211	7,574,662

PG&E Corp.	18,582	$892,308
Philip Morris International, Inc.	62,932	5,305,797
Phillips 66	22,637	1,820,694
Pinnacle West Capital Corp.	4,428	256,116
Pioneer Natural Resources Co.	5,721	1,314,743
Pitney Bowes, Inc.	8,133	224,633
Plum Creek Timber Co., Inc. (REIT)	7,101	320,255
PNC Financial Services Group, Inc.	21,372	1,903,177
PPG Industries, Inc.	5,535	1,163,180
PPL Corp.	25,273	897,950
Praxair, Inc.	11,726	1,557,682
Precision Castparts Corp.	5,795	1,462,658
Priceline Group, Inc.*	2,098	2,523,894
Principal Financial Group, Inc.	10,949	552,706
Procter & Gamble Co.	108,266	8,508,625
Progressive Corp.	21,818	553,304
Prologis, Inc. (REIT)	20,010	822,211
Prudential Financial, Inc.	18,444	1,637,274
Public Service Enterprise Group, Inc.	20,261	826,446
Public Storage (REIT)	5,796	993,145
PulteGroup, Inc.	13,601	274,196
PVH Corp.	3,295	384,197
QEP Resources, Inc.	7,226	249,297
QUALCOMM, Inc.	67,529	5,348,297
Quanta Services, Inc.*	8,737	302,125
Quest Diagnostics, Inc.	5,793	339,991
Ralph Lauren Corp.	2,339	375,854
Range Resources Corp.	6,741	586,130
Raytheon Co.	12,511	1,154,140
Red Hat, Inc.*	7,589	419,444
Regeneron Pharmaceuticals, Inc.*	3,187	900,232
Regions Financial Corp.	55,142	585,608
Republic Services, Inc.	10,676	405,368
Reynolds American, Inc.	12,461	752,021
Robert Half International, Inc.	5,515	263,286
Rockwell Automation, Inc.	5,545	694,012
Rockwell Collins, Inc.	5,430	424,300
Roper Industries, Inc.	3,997	583,602
Ross Stores, Inc.	8,489	561,378
Rowan Cos., plc, Class A	4,997	159,554
Ryder System, Inc.	2,128	187,456
Safeway, Inc.	9,235	317,130
salesforce.com, Inc.*	22,591	1,312,085
Samsonite International S.A.	1,416,000	4,667,991
SanDisk Corp.	9,045	944,569
SCANA Corp.	5,679	305,587
Schlumberger Ltd.	52,111	6,146,492
Scripps Networks Interactive, Inc., Class A	4,284	347,604
Sealed Air Corp.	7,796	266,389
Sempra Energy	9,116	954,536
Sherwin-Williams Co.	3,386	700,597
Sigma-Aldrich Corp.	4,759	482,943
Simon Property Group, Inc. (REIT)	12,428	2,066,528
Snap-on, Inc.	2,336	276,863
Southern Co.	35,629	1,616,844

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Southwest Airlines Co.	27,668	$743,162
Southwestern Energy Co.*	14,142	643,320
Spectra Energy Corp.	26,820	1,139,314
St. Jude Medical, Inc.	44,059	3,051,086
Stanley Black & Decker, Inc.	6,252	549,051
Staples, Inc.	25,927	281,049
Starbucks Corp.	30,131	2,331,537
Starwood Hotels & Resorts Worldwide, Inc.	7,691	621,587
State Street Corp.	17,247	1,160,033
Stericycle, Inc.*	3,393	401,799
Stryker Corp.	11,824	997,000
SunTrust Banks, Inc./Georgia	21,337	854,760
Symantec Corp.	27,708	634,513
Sysco Corp.	23,409	876,667
T. Rowe Price Group, Inc.	10,505	886,727
Target Corp.	25,337	1,468,279
TECO Energy, Inc.	8,169	150,963
Tenet Healthcare Corp.*	3,921	184,052
Teradata Corp.*	6,294	253,019
Tesoro Corp.	5,163	302,913
Texas Instruments, Inc.	43,191	2,064,098
Textron, Inc.	11,152	427,010
Theravance, Inc.*	67,426	2,007,946
Thermo Fisher Scientific, Inc.	15,958	1,883,044
Tiffany & Co.	57,166	5,730,892
Time Warner Cable, Inc.	11,144	1,641,511
Time Warner, Inc.	35,290	2,479,123
TJX Cos., Inc.	28,015	1,488,997
Torchmark Corp.	3,505	287,130
Total System Services, Inc.	6,668	209,442
Tractor Supply Co.	5,531	334,072
Travelers Cos., Inc.	13,899	1,307,479
TripAdvisor, Inc.*	4,458	484,406
Twenty-First Century Fox, Inc., Class A	76,601	2,692,525
Tyson Foods, Inc., Class A	10,995	412,752
U.S. Bancorp/Minnesota	72,646	3,147,025
Under Armour, Inc., Class A*	6,492	386,209
Union Pacific Corp.	36,238	3,614,741
United Parcel Service, Inc., Class B	66,212	6,797,324
United States Steel Corp.	5,766	150,147
United Technologies Corp.	33,742	3,895,514
UnitedHealth Group, Inc.	39,202	3,204,764
Unum Group	10,280	357,333
Urban Outfitters, Inc.*	4,067	137,709
Valero Energy Corp.	21,340	1,069,134
Varian Medical Systems, Inc.*	4,167	346,444
Ventas, Inc. (REIT)	11,724	751,508
VeriSign, Inc.*	4,931	240,682
Verizon Communications, Inc.	165,688	8,107,114
Vertex Pharmaceuticals, Inc.*	46,673	4,419,000
VF Corp.	13,768	867,384
Viacom, Inc., Class B	15,646	1,356,978
Visa, Inc., Class A	20,112	4,237,800
Vornado Realty Trust (REIT)	6,980	744,975
Vulcan Materials Co.	5,244	334,305

W.W. Grainger, Inc.	2,439	$620,165
Walgreen Co.	35,122	2,603,594
Wal-Mart Stores, Inc.	64,502	4,842,165
Walt Disney Co.	149,224	12,794,466
Waste Management, Inc.	17,326	774,992
Waters Corp.*	3,394	354,469
WellPoint, Inc.	60,782	6,540,751
Wells Fargo & Co.	191,772	10,079,536
Western Digital Corp.	8,377	773,197
Western Union Co.	21,522	373,191
Weyerhaeuser Co. (REIT)	23,440	775,630
Whirlpool Corp.	3,115	433,670
Whole Foods Market, Inc.	14,692	567,552
Williams Cos., Inc.	29,545	1,719,814
Windstream Holdings, Inc.	24,183	240,863
Wisconsin Energy Corp.	9,039	424,110
Wyndham Worldwide Corp.	5,084	384,960
Wynn Resorts Ltd.	3,244	673,325
Xcel Energy, Inc.	20,063	646,630
Xerox Corp.	43,680	543,379
Xilinx, Inc.	10,741	508,157
Xylem, Inc.	7,358	287,551
Yahoo!, Inc.*	37,485	1,316,848
Yum! Brands, Inc.	59,103	4,799,164
Zimmer Holdings, Inc.	40,912	4,249,120
Zions Bancorp	7,421	218,697
Zoetis, Inc.	20,068	647,594

		832,915,581

Total Common Stocks (87.7%) (Cost $1,400,386,523)		2,167,287,070

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	10,105,080	127,689

	Number of Rights	Value (Note 1)
RIGHTS:
Cayman Islands (0.0%)
HKT Trust and HKT Ltd., expiring 7/15/14*(b)	19,260	5,691

Spain (0.0%)
Repsol S.A., expiring 7/4/14*	146,759	99,876

Total Rights (0.0%) (Cost $—)		105,567

	Number of Warrants	Value (Note 1)
WARRANT:
Thailand (0.0%)
Land and Houses PCL, expiring 5/5/17* (Cost $—)	1,494,840	276,353

Total Investments Before Securities Sold Short (87.7%) (Cost $1,400,386,523)		2,167,796,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

SECURITIES SOLD SHORT:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Seventy Seven Energy, Inc.*	(1,448)	$(34,100)

Total Securities Sold Short (0.0%) (Proceeds Received $26,842)		(34,100)

Total Investments after Securities Sold Short (87.7%) (Cost $1,400,359,681)		2,167,762,579
Other Assets Less Liabilities (12.3%)		303,738,235

Net Assets (100%)		$2,471,500,814

*	Non-income producing.
†	Securities (totaling $49,467 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2014, the market value of these securities amounted to $8,270,533 or 0.3% of net assets.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,756,824	$—	$22,845	$2,347,019	$93,790	$2,234

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	593	September-14	$26,512,636	$26,243,675	$(268,961)
FTSE 100 Index	140	September-14	16,079,152	16,079,288	136
S&P 500 E-Mini Index	2,313	September-14	224,745,651	225,795,060	1,049,409
SPI 200 Index	53	September-14	6,698,111	6,689,334	(8,777)
TOPIX Index	139	September-14	17,016,276	17,322,689	306,413

					$1,078,220

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/12/14	Deutsche Bank AG	12,000	$16,436,124	$16,242,600	$193,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 7/24/14	State Street Bank & Trust	169,288	$1,661,656	$1,671,375	$(9,719)

					$183,805

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)(c)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$108,047,184	$159,326,896	$19,055	$267,393,135
Consumer Staples	91,179,038	116,249,781	—	207,428,819
Energy	91,281,745	76,343,908	—	167,625,653
Financials	164,148,901	315,708,581	6,832	479,864,314
Health Care	130,823,984	109,101,846	—	239,925,830
Industrials	96,580,202	145,292,274	23,580	241,896,056
Information Technology	186,409,119	127,813,117	—	314,222,236
Materials	31,444,820	73,685,701	—	105,130,521
Telecommunication Services	21,536,343	70,999,082	—	92,535,425
Utilities	21,974,365	29,290,716	—	51,265,081
Forward Currency Contracts	—	193,524	—	193,524
Futures	1,355,958	—	—	1,355,958
Preferred Stocks
Consumer Discretionary	—	127,689	—	127,689
Rights
Energy	—	99,876	—	99,876
Telecommunication Services	—	5,691	—	5,691
Warrants
Financials	—	276,353	—	276,353

Total Assets	$944,781,659	$1,224,515,035	$49,467	$2,169,346,161

Liabilities:
Common Stocks
Energy	(34,100)	—	—	(34,100)
Forward Currency Contracts	—	(9,719)	—	(9,719)
Futures	(277,738)	—	—	(277,738)

Total Liabilities	$(311,838)	$(9,719)	$—	$(321,557)

Total	$944,469,821	$1,224,505,316	$49,467	$2,169,024,604

(a)	A security with a market value of $611,446 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.
(b)	Securities with a market value of $3,484,331 transferred from Level 1 to Level 2 since the beginning of the period due to securities being valued using fair value factors based on third party vendor modeling tools.
(c)	A security with a market value of $536,756 transferred from Level 3 to Level 2 since the beginning of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	193,524
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,355,958	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,549,482

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized
	depreciation	$—	*
Foreign exchange contracts	Payables	(9,719)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized
	depreciation	(277,738	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(287,457)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(232,727)	—	(232,727)
Credit contracts	—	—	—	—	—
Equity contracts	—	23,917,722	—	—	23,917,722
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$23,917,722	$(232,727)	$—	$23,684,995

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	176,886	—	176,886
Credit contracts	—	—	—	—	—
Equity contracts	—	(8,906,400)	—	—	(8,906,400)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(8,906,400)	$176,886	$—	$(8,729,514)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $18,547,000 and futures contracts with an average notional balance of approximately $297,358,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$193,524		$—	$—	$193,524
Exchange Traded Futures & Options Contracts (b)	1,355,958	(c)	—	—	1,355,958

	$1,549,482		$—	$—	$1,549,482

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
State Street Bank & Trust	$9,719		$—	$—	$9,719
Exchange Traded Futures & Options Contracts (b)	277,738	(c)	—	—	277,738

	$287,457		$—	$—	$287,457

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$131,316,205
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$264,795,863

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$805,802,285
Aggregate gross unrealized depreciation	(49,273,304)

Net unrealized appreciation	$756,528,981

Federal income tax cost of investments	$1,411,267,698

For the six months ended June 30, 2014, the Portfolio incurred approximately $3,716 as brokerage commissions with Morgan Stanley & Co., Inc., and $1,450 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $429,522,055, which expires in the year 2017.

The Portfolio has an India capital gains tax capital loss carryforward of approximately INR 2,266,615,584 as of March 31, 2014, which converted to U.S. Dollars at June 30, 2014 is approximately $37,753,016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,339,273)	$2,347,019
Unaffiliated Issuers (Cost $1,398,047,250)	2,165,449,660
Cash	240,165,969
Foreign cash (Cost $52,320,287)	48,842,554
Cash held as collateral at broker	14,448,000
Dividends, interest and other receivables	5,304,199
Receivable for securities sold	2,122,951
Receivable from Separate Accounts for Trust shares sold	208,706
Unrealized appreciation on forward foreign currency contracts	193,524
Other assets	56,779

Total assets	2,479,139,361

LIABILITIES
Payable for securities purchased	3,362,296
Payable to Separate Accounts for Trust shares redeemed	1,772,052
Investment management fees payable	1,451,893
Distribution fees payable – Class IB	379,583
Administrative fees payable	291,810
Securities sold short (Proceeds received $26,842)	34,100
Unrealized depreciation on forward foreign currency contracts	9,719
Distribution fees payable – Class IA	9,507
Trustees’ fees payable	5,726
Due to broker for futures variation margin	638
Accrued expenses	321,223

Total liabilities	7,638,547

NET ASSETS	$2,471,500,814

Net assets were comprised of:
Paid in capital	$2,111,344,526
Accumulated undistributed net investment income (loss)	16,243,198
Accumulated undistributed net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(421,321,570)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	765,234,660

Net assets	$2,471,500,814

Class IA
Net asset value, offering and redemption price per share, $46,486,201 / 2,982,910 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.58

Class IB
Net asset value, offering and redemption price per share, $1,848,410,495 / 118,879,817 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.55

Class K
Net asset value, offering and redemption price per share, $576,604,118 / 36,953,825 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($93,790 of dividend income received from affiliates) (net of $2,641,720 foreign withholding tax)	$35,352,916
Interest	122,760

Total income	35,475,676

EXPENSES
Investment management fees	8,737,224
Distribution fees – Class IB	2,261,902
Administrative fees	1,671,770
Custodian fees	436,384
Printing and mailing expenses	127,366
Distribution fees – Class IA	55,607
Professional fees	50,435
Trustees’ fees	34,039
Miscellaneous	100,908

Total expenses	13,475,635

NET INVESTMENT INCOME (LOSS)	22,000,041

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($2,234 of realized gain (loss) from affiliates)	65,204,588
Futures	23,917,722
Foreign currency transactions	(2,179,408)
Securities sold short	7,264

Net realized gain (loss)	86,950,166

Change in unrealized appreciation (depreciation) on:
Investments ($(386,960) of change in unrealized appreciation (depreciation) from affiliates)	23,931,089
Futures	(8,906,400)
Foreign currency translations	3,979,461
Securities sold short	(7,258)

Net change in unrealized appreciation (depreciation)	18,996,892

NET REALIZED AND UNREALIZED GAIN (LOSS)	105,947,058

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$127,947,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,000,041	$19,231,303
Net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	86,950,166	152,189,546
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	18,996,892	261,702,503

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	127,947,099	433,123,352

DIVIDENDS:
Dividends from net investment income
Class IA	—	(359,038)
Class IB	—	(14,679,134)
Class K	—	(6,263,148)

TOTAL DIVIDENDS	—	(21,301,320)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 151,799 and 278,238 shares, respectively ]	2,262,140	3,795,792
Capital shares issued in reinvestment of dividends [ 0 and 24,929 shares, respectively ]	—	359,038
Capital shares repurchased [ (308,961) and (425,330) shares, respectively ]	(4,536,160)	(5,704,012)

Total Class IA transactions	(2,274,020)	(1,549,182)

Class IB
Capital shares sold [ 1,146,272 and 3,910,376 shares, respectively ]	17,094,444	52,815,161
Capital shares sold in-kind (Note 9)[ 0 and 25,494,775 shares, respectively ]	—	346,911,891
Capital shares issued in reinvestment of dividends [ 0 and 1,021,712 shares, respectively ]	—	14,679,134
Capital shares repurchased [ (10,015,318) and (22,410,225) shares, respectively ]	(148,335,161)	(306,219,201)

Total Class IB transactions	(131,240,717)	108,186,985

Class K
Capital shares sold [ 1,785,601 and 851,834 shares, respectively ]	26,021,187	11,574,949
Capital shares issued in reinvestment of dividends [ 0 and 434,680 shares, respectively ]	—	6,263,148
Capital shares repurchased [ (6,311,748) and (7,772,941) shares, respectively ]	(93,852,414)	(105,578,361)

Total Class K transactions	(67,831,227)	(87,740,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(201,345,964)	18,897,539

TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,398,865)	430,719,571
NET ASSETS:
Beginning of period	2,544,899,679	2,114,180,108

End of period (a)	$2,471,500,814	$2,544,899,679

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,243,198	$(5,756,843)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.79	$12.39	$10.74	$12.50	$11.35	$7.65

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.11 (e)	0.13 (e)	0.20 (e)	0.13 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.66	2.41	1.69	(1.71)	1.18	3.72

Total from investment operations	0.79	2.52	1.82	(1.51)	1.31	3.85

Less distributions:
Dividends from net investment income	—	(0.12)	(0.17)	(0.25)	(0.16)	(0.15)

Net asset value, end of period	$15.58	$14.79	$12.39	$10.74	$12.50	$11.35

Total return (b)	5.34%	20.33%	16.99%	(12.07)%	11.60%	50.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,486	$46,440	$40,407	$40,714	$692,623	$576,308
Ratio of expenses to average net assets:
After reimbursements (a)	1.16%	1.19%	1.19%	0.92%	0.91%	1.00%
After reimbursements and fees paid indirectly (a)	1.16%	1.19%	1.19%	0.92%	0.91%	1.00%
Before reimbursements and fees paid indirectly (a)	1.16%	1.19%	1.19%	0.92%	0.91%	1.06%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.73%	0.78%	1.11%	1.55%	1.13%	1.38%
After reimbursements and fees paid indirectly (a)	1.73%	0.78%	1.11%	1.55%	1.13%	1.38%
Before reimbursements and fees paid indirectly (a)	1.73%	0.78%	1.11%	1.54%	1.12%	1.31%
Portfolio turnover rate (z)	6%	14%	14%	18%	21%	144%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011		2010	2009
Net asset value, beginning of period	$14.76	$12.36	$10.71	$12.47		$11.32	$7.62

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.10 (e)	0.13 (e)	0.13	(e)	0.10 (e)	0.10	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.66	2.41	1.69	(1.67)		1.18	3.72

Total from investment operations	0.79	2.51	1.82	(1.54)		1.28	3.82

Less distributions:
Dividends from net investment income	—	(0.11)	(0.17)	(0.22)		(0.13)	(0.12)

Net asset value, end of period	$15.55	$14.76	$12.36	$10.71		$12.47	$11.32

Total return (b)	5.35%	20.37%	17.03%	(12.32)%		11.34%	50.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,848,410	$1,885,003	$1,479,647	$1,428,266		$1,883,475	$1,869,011
Ratio of expenses to average net assets:
After reimbursements (a)	1.16%	1.19%	1.19%	1.17%		1.16%	1.26%
After reimbursements and fees paid indirectly (a)	1.16%	1.19%	1.19%	1.17%		1.16%	1.26%
Before reimbursements and fees paid indirectly (a)	1.16%	1.19%	1.19%	1.17	%(c)	1.16%	1.31	%(c)
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.75%	0.76%	1.11%	1.09%		0.87%	1.06%
After reimbursements and fees paid indirectly (a)	1.75%	0.76%	1.11%	1.09%		0.87%	1.06%
Before reimbursements and fees paid indirectly (a)	1.75%	0.76%	1.11%	1.09%		0.86%	0.99%
Portfolio turnover rate (z)	6%	14%	14%	18%		21%	144%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$14.79	$12.39	$10.74	$11.21

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.14 (e)	0.16 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.66	2.41	1.69	(0.28)

Total from investment operations	0.81	2.55	1.85	(0.25)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.20)	(0.22)

Net asset value, end of period	$15.60	$14.79	$12.39	$10.74

Total return (b)	5.48%	20.63%	17.29%	(2.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$576,604	$613,457	$594,125	$559,902
Ratio of expenses to average net assets:
After reimbursements (a)	0.91%	0.94%	0.94%	0.95%
After reimbursements and fees paid indirectly (a)	0.91%	0.94%	0.94%	0.95%
Before reimbursements and fees paid indirectly (a)	0.91%	0.94%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.97%	1.04%	1.37%	0.83%
After reimbursements and fees paid indirectly (a)	1.97%	1.04%	1.37%	0.83%
Before reimbursements and fees paid indirectly (a)	1.97%	1.04%	1.37%	0.83%
Portfolio turnover rate (z)	6%	14%	14%	18%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	14.4%
Industrials	10.5
Energy	10.3
Consumer Staples	9.0
Materials	7.9
Consumer Discretionary	7.9
Health Care	7.5
Exchange Traded Funds	6.6
Information Technology	4.1
Telecommunication Services	2.3
Utilities	1.7
Cash and Other	17.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,053.30	$5.42
Hypothetical (5% average return before expenses)	1,000.00	1,019.52	5.33
Class IB
Actual	1,000.00	1,054.30	5.25
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.16
Class K
Actual	1,000.00	1,055.30	3.99
Hypothetical (5% average return before expenses)	1,000.00	1,020.91	3.92

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.06%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.4%)
AGL Energy Ltd.	39,943	$583,043
ALS Ltd.	27,370	228,664
Alumina Ltd.*	188,992	240,583
Amcor Ltd.	87,903	864,523
AMP Ltd.	213,599	1,067,490
APA Group	60,212	391,193
Asciano Ltd.	71,096	377,435
ASX Ltd.	13,989	470,125
Aurizon Holdings Ltd.	147,804	694,071
Australia & New Zealand Banking Group Ltd.	195,747	6,153,885
Bank of Queensland Ltd.	25,250	290,238
Bendigo and Adelaide Bank Ltd.	30,589	351,896
BHP Billiton Ltd.	782,293	26,482,108
BHP Billiton Ltd. (ADR)	47,314	3,238,643
Boral Ltd.	53,481	264,757
Brambles Ltd.	113,391	982,614
Caltex Australia Ltd.	9,625	195,767
CFS Retail Property Trust Group (REIT)	153,472	295,221
Coca-Cola Amatil Ltd.	41,361	368,953
Cochlear Ltd.	4,186	243,542
Commonwealth Bank of Australia	115,219	8,787,269
Computershare Ltd.	34,707	408,433
Crown Resorts Ltd.	26,242	374,143
CSL Ltd.	34,578	2,169,884
Dexus Property Group (REIT)	386,312	404,343
Federation Centres Ltd. (REIT)	100,540	236,062
Flight Centre Travel Group Ltd.	3,821	160,154
Fortescue Metals Group Ltd.	112,258	460,463
Goodman Group (REIT)	123,752	589,294
GPT Group (REIT)	119,153	431,444
Harvey Norman Holdings Ltd.	34,572	101,059
Iluka Resources Ltd.	30,688	235,260
Incitec Pivot Ltd.	118,224	323,290
Insurance Australia Group Ltd.	162,371	894,149
Leighton Holdings Ltd.	7,662	142,547
Lend Lease Group	39,654	490,206
Macquarie Group Ltd.	20,891	1,174,661
Metcash Ltd.	64,584	160,775
Mirvac Group (REIT)	264,418	445,059
National Australia Bank Ltd.	167,714	5,184,023
Newcrest Mining Ltd.*	55,664	552,178
Orica Ltd.	26,498	486,733
Origin Energy Ltd.	79,720	1,099,014
Qantas Airways Ltd.*	83,746	99,500
QBE Insurance Group Ltd.	87,212	893,911
Ramsay Health Care Ltd.	9,544	409,478
REA Group Ltd.	3,303	133,023
Rio Tinto Ltd.	82,822	4,631,933
Santos Ltd.	70,075	942,261
Scentre Group (REIT)*	372,116	1,122,838
Seek Ltd.	23,177	346,398
Sonic Healthcare Ltd.	27,353	446,984
SP AusNet	127,520	159,325

Stockland Corp., Ltd. (REIT)	161,292	590,110
Suncorp Group Ltd.	90,908	1,160,672
Sydney Airport	72,665	289,152
Tabcorp Holdings Ltd.	54,937	174,058
Tatts Group Ltd.	101,173	311,962
Telstra Corp., Ltd.	314,108	1,543,140
Toll Holdings Ltd.	48,812	234,739
TPG Telecom Ltd.	19,853	103,149
Transurban Group	125,446	874,158
Treasury Wine Estates Ltd.	47,181	222,891
Wesfarmers Ltd.	81,800	3,227,258
Westfield Corp. (REIT)	142,270	959,197
Westpac Banking Corp.	222,299	7,101,818
Woodside Petroleum Ltd.	47,594	1,843,171
Woolworths Ltd.	90,133	2,993,380
WorleyParsons Ltd.	15,240	250,191

		100,159,891

Austria (0.5%)
Andritz AG	5,244	303,058
Conwert Immobilien Invest SE*	117,021	1,389,414
Erste Group Bank AG	98,809	3,195,766
Immofinanz AG*	67,638	238,951
OMV AG	10,677	482,460
Raiffeisen Bank International AG	8,452	269,832
Schoeller-Bleckmann Oilfield Equipment AG	32,408	4,182,020
Telekom Austria AG	15,141	148,031
Vienna Insurance Group AG Wiener
Versicherung Gruppe	2,900	155,225
Voestalpine AG	7,917	376,770

		10,741,527

Belgium (0.6%)
Ageas	15,976	637,355
Anheuser-Busch InBev N.V.	57,486	6,604,237
Belgacom S.A.	11,117	368,918
Colruyt S.A.	5,385	273,564
Delhaize Group S.A.	7,419	501,948
Groupe Bruxelles Lambert S.A.	5,842	607,078
KBC Groep N.V.*	61,770	3,362,121
Solvay S.A.	4,314	742,530
Telenet Group Holding N.V.*	3,785	215,708
UCB S.A.	8,020	679,004
Umicore S.A.	7,478	347,431

		14,339,894

Bermuda (0.4%)
Everest Reinsurance Group Ltd.	26,383	4,234,207
Nabors Industries Ltd.	133,959	3,934,376
Seadrill Ltd.	27,221	1,079,725

		9,248,308

Brazil (0.7%)
Banco Bradesco S.A. (ADR)	127,433	1,850,327
BM&F Bovespa S.A.	453,539	2,387,263
Cia. Hering	27,800	279,069
Itau Unibanco Holding S.A. (Preference) (ADR)	143,549	2,064,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Lojas Renner S.A.	23,309	$747,112
M Dias Branco S.A.	41,000	1,798,285
Vale S.A. (ADR)	601,086	7,952,368

		17,078,659

Canada (5.0%)
Agrium, Inc.	58,625	5,371,809
Brookfield Asset Management, Inc., Class A	81,009	3,566,016
Canadian National Railway Co.	459,501	29,876,755
Canadian Natural Resources Ltd. (New York Exchange)	308,152	14,147,258
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	3,362,740
Canadian Pacific Railway Ltd. (New York Exchange)	36,210	6,559,079
Canadian Pacific Railway Ltd. (Toronto Exchange)	92,807	16,813,196
Cenovus Energy, Inc.	52,326	1,693,793
Dollarama, Inc.	25,594	2,107,149
Finning International, Inc.	40,822	1,141,585
Potash Corp. of Saskatchewan, Inc.	164,572	6,258,687
Rogers Communications, Inc., Class B	36,596	1,472,989
Suncor Energy, Inc. (New York Exchange)	366,137	15,608,420
Suncor Energy, Inc. (Toronto Exchange)	148,224	6,320,409

		114,299,885

Chile (0.0%)
Banco Santander Chile S.A. (ADR)	48,909	1,293,643

China (0.6%)
Anhui Conch Cement Co., Ltd., Class H	638,500	2,191,384
China Oilfield Services Ltd., Class H	1,387,500	3,336,989
China Shipping Container Lines Co., Ltd., Class H*	5,260,000	1,357,349
Guangzhou Automobile Group Co., Ltd., Class H	1,478,068	1,712,563
Industrial & Commercial Bank of China Ltd., Class H	2,072,135	1,310,056
Mindray Medical International Ltd. (ADR)	65,106	2,050,839
Weichai Power Co., Ltd., Class H	674,080	2,604,859
Yangzijiang Shipbuilding Holdings Ltd.	143,834	124,582

		14,688,621

Colombia (0.1%)
Bancolombia S.A. (ADR)	37,021	2,139,814

Czech Republic (0.1%)
Komercni Banka A/S	7,660	1,761,772

Denmark (1.1%)
A. P. Moller – Maersk A/S, Class A	198	$465,831
A. P. Moller – Maersk A/S, Class B	477	1,185,305
Carlsberg A/S, Class B	46,250	4,981,887
Chr Hansen Holding A/S	43,029	1,812,089
Coloplast A/S, Class B	7,909	715,243
Danske Bank A/S	46,802	1,322,870
DSV A/S	12,846	418,775
Novo Nordisk A/S, Class B	218,951	10,077,251
Novozymes A/S, Class B	16,073	806,181
Pandora A/S	7,477	573,321
TDC A/S	57,084	590,776
Tryg A/S	1,797	181,520
Vestas Wind Systems A/S*	16,097	812,115
William Demant Holding A/S*	1,806	163,987

		24,107,151

Finland (0.4%)
Elisa Oyj	10,074	308,165
Fortum Oyj	31,272	839,715
Kone Oyj, Class B	55,490	2,315,945
Metso Oyj	8,139	308,375
Neste Oil Oyj	9,664	188,569
Nokia Oyj	269,736	2,042,503
Nokian Renkaat Oyj	8,249	321,918
Orion Oyj, Class B	7,351	274,090
Sampo Oyj, Class A	31,839	1,610,914
Stora Enso Oyj, Class R	40,320	392,544
UPM-Kymmene Oyj	38,145	651,855
Wartsila Oyj	10,632	527,305

		9,781,898

France (6.2%)
Accor S.A.	12,284	639,010
Aeroports de Paris S.A.	2,136	281,427
Air Liquide S.A.	44,338	5,986,205
Airbus Group N.V.	42,201	2,828,038
Alcatel-Lucent*	199,716	713,213
Alstom S.A.	15,618	569,395
Arkema S.A.	4,044	393,602
AtoS	5,499	458,112
AXA S.A.‡	129,570	3,096,870
BNP Paribas S.A.	75,505	5,122,408
Bollore S.A.	373	242,095
Bouygues S.A.	13,884	577,755
Bureau Veritas S.A.	16,031	444,952
Cap Gemini S.A.	10,419	743,297
Carrefour S.A.	43,918	1,620,089
Casino Guichard Perrachon S.A.	4,109	544,809
Christian Dior S.A.	3,972	790,266
Cie de Saint-Gobain S.A.	31,571	1,781,299
Cie Generale des Etablissements Michelin	13,277	1,586,404
CNP Assurances S.A.	11,686	242,585
Credit Agricole S.A.	70,601	995,742
Danone S.A.	142,036	10,549,132
Dassault Systemes S.A.	18,770	2,414,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Edenred	14,604	$442,839
Electricite de France S.A.	17,528	552,025
Essilor International S.A.	31,022	3,289,954
Eurazeo S.A.	2,454	204,136
Eutelsat Communications S.A.	10,595	368,134
Fonciere des Regions (REIT)	2,118	229,636
GDF Suez S.A.	103,111	2,838,623
Gecina S.A. (REIT)	1,555	226,766
Groupe Eurotunnel S.A. (Registered)	33,654	455,156
ICADE (REIT)	2,591	277,797
Iliad S.A.	1,811	547,416
Imerys S.A.	2,572	216,734
J.C. Decaux S.A.	5,022	187,388
Kering	5,347	1,172,562
Klepierre S.A. (REIT)	7,359	375,004
Lafarge S.A.	13,201	1,146,027
Lagardere S.C.A.	8,377	272,829
Legrand S.A.	45,883	2,807,451
L’Oreal S.A.	32,427	5,588,028
LVMH Moet Hennessy Louis Vuitton S.A.	55,658	10,730,720
Natixis S.A.	66,563	426,740
Orange S.A.	133,120	2,100,791
Pernod-Ricard S.A.	62,641	7,522,408
Peugeot S.A.*	28,158	416,220
Publicis Groupe S.A.	41,233	3,497,154
Remy Cointreau S.A.	1,761	162,018
Renault S.A.	13,757	1,243,837
Rexel S.A.	18,834	440,483
Safran S.A.	19,294	1,263,238
Sanofi S.A.	85,212	9,052,096
Schneider Electric SE	77,190	7,266,618
SCOR SE	10,972	377,402
Societe BIC S.A.	2,052	280,756
Societe Generale S.A.	98,307	5,149,573
Sodexo S.A.	29,280	3,149,313
Suez Environnement Co. S.A.	20,204	386,761
Technip S.A.	25,941	2,837,774
Thales S.A.	6,620	400,436
Total S.A.	152,980	11,056,118
Unibail-Rodamco SE (REIT)	6,994	2,034,609
Valeo S.A.	5,362	720,195
Vallourec S.A.	7,638	342,052
Veolia Environnement S.A.	28,898	550,617
Vinci S.A.	34,383	2,570,603
Vivendi S.A.*	86,358	2,113,128
Wendel S.A.	2,311	331,002
Zodiac Aerospace	13,397	453,476

		140,696,285

Germany (5.4%)
adidas AG	31,799	3,220,829
Allianz SE (Registered)	32,619	5,435,754
Axel Springer SE	2,995	184,342
BASF SE	112,757	13,128,476
BASF SE (ADR)	6,500	757,250
Bayer AG (Registered)	106,669	15,066,281
Bayerische Motoren Werke (BMW) AG	23,703	3,006,123

Bayerische Motoren Werke (BMW) AG (Preference)	3,847	368,791
Beiersdorf AG	7,331	709,409
Brenntag AG	22,500	4,020,607
Celesio AG*	3,338	118,839
Commerzbank AG*	70,133	1,102,460
Continental AG	7,901	1,830,007
Daimler AG (Registered)	68,844	6,447,937
Deutsche Bank AG (Registered)	99,163	3,488,967
Deutsche Boerse AG	13,748	1,067,009
Deutsche Lufthansa AG (Registered)	16,696	358,474
Deutsche Post AG (Registered)	68,867	2,490,452
Deutsche Telekom AG (Registered)	222,099	3,892,738
Deutsche Wohnen AG	20,330	438,446
E.ON SE	142,499	2,942,468
Fraport AG Frankfurt Airport Services Worldwide	2,551	180,243
Fresenius Medical Care AG & Co. KGaA	35,092	2,358,847
Fresenius SE & Co. KGaA	9,085	1,354,726
Fuchs Petrolub SE (Preference)	5,196	234,933
GEA Group AG	13,137	622,042
Hannover Rueck SE	4,378	394,517
HeidelbergCement AG	10,244	874,310
Henkel AG & Co. KGaA	8,386	843,997
Henkel AG & Co. KGaA (Preference)	12,751	1,474,143
Hochtief AG	1,686	145,929
Hugo Boss AG	2,286	341,664
Infineon Technologies AG	79,114	988,952
K+S AG (Registered)	12,562	413,086
Kabel Deutschland Holding AG	1,635	239,440
Lanxess AG	6,607	445,970
Linde AG	36,230	7,704,393
MAN SE	2,537	313,521
Merck KGaA	9,414	817,135
Metro AG*	11,342	494,339
Muenchener Rueckversicherungs AG (Registered)	12,847	2,848,047
OSRAM Licht AG*	6,465	326,083
Porsche Automobil Holding SE (Preference)	10,902	1,135,880
ProSiebenSat.1 Media AG (Registered)	15,333	683,088
RWE AG	35,007	1,503,484
SAP AG	114,256	8,823,822
Siemens AG (Registered)	56,677	7,485,274
Sky Deutschland AG*	30,768	283,455
Symrise AG	55,912	3,046,717
Telefonica Deutschland Holding AG*	20,416	168,824
ThyssenKrupp AG*	31,934	930,953
United Internet AG (Registered)	7,814	344,263
Volkswagen AG	2,036	526,355
Volkswagen AG (Preference)	11,499	3,020,002

		121,444,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Hong Kong (1.5%)
AIA Group Ltd.	1,678,052	$8,433,129
ASM Pacific Technology Ltd.	17,607	192,417
Bank of East Asia Ltd.	90,427	375,107
BOC Hong Kong Holdings Ltd.	269,543	780,765
Cathay Pacific Airways Ltd.	85,575	159,879
Cheung Kong Holdings Ltd.	98,899	1,754,569
Cheung Kong Infrastructure Holdings Ltd.	44,340	305,787
CLP Holdings Ltd.	134,564	1,104,236
Dairy Farm International Holdings Ltd.	78,119	832,748
First Pacific Co., Ltd.	163,250	182,409
Galaxy Entertainment Group Ltd.	164,000	1,311,932
Hang Lung Properties Ltd.	162,438	500,912
Hang Seng Bank Ltd.	55,774	911,048
Henderson Land Development Co., Ltd.	74,809	437,731
HKT Trust and HKT Ltd.	156,000	183,769
Hong Kong & China Gas Co., Ltd.	459,536	1,005,591
Hong Kong Exchanges and Clearing Ltd.	79,327	1,478,988
Hutchison Whampoa Ltd.	153,571	2,100,347
Hysan Development Co., Ltd.	44,907	210,328
Kerry Properties Ltd.	46,732	163,403
Li & Fung Ltd.	2,757,503	4,084,452
Link REIT (REIT)	165,999	893,136
MTR Corp., Ltd.	105,618	406,779
New World Development Co., Ltd.	360,842	410,640
Noble Group Ltd.	309,433	339,982
NWS Holdings Ltd.	111,475	206,829
PCCW Ltd.	300,559	179,163
Power Assets Holdings Ltd.	100,996	882,855
Shangri-La Asia Ltd.	111,025	173,906
Sino Land Co., Ltd.	217,151	357,510
SJM Holdings Ltd.	140,000	350,795
Sun Hung Kai Properties Ltd.	115,278	1,581,086
Swire Pacific Ltd., Class A	45,331	557,981
Swire Properties Ltd.	84,800	247,822
Techtronic Industries Co.	98,000	314,216
Wharf Holdings Ltd.	110,330	794,335
Wheelock & Co., Ltd.	67,116	280,141
Yue Yuen Industrial Holdings Ltd.	53,199	178,122

		34,664,845

India (0.5%)
HDFC Bank Ltd. (ADR)	65,343	3,059,359
ICICI Bank Ltd. (ADR)*	151,013	7,535,549

		10,594,908

Indonesia (0.1%)
PT Indofood Sukses Makmur Tbk	2,513,000	1,420,253

Ireland (1.5%)
Accenture plc, Class A	64,359	5,202,781
Bank of Ireland*	1,709,964	578,339

CRH plc	52,974	$1,359,525
Experian plc	253,768	4,290,870
ICON plc*	97,872	4,610,750
James Hardie Industries plc (CDI)	31,906	416,387
Kerry Group plc (BATS Eaurope Exchange), Class A	6,773	508,694
Kerry Group plc (Irish Stock Exchange), Class A	4,625	345,592
Paddy Power plc	20,367	1,338,650
Shire plc	186,982	14,624,045

		33,275,633

Israel (0.3%)
Bank Hapoalim B.M.	76,779	443,915
Bank Leumi Le-Israel B.M.*	91,672	357,712
Bezeq Israeli Telecommunication Corp., Ltd.	132,998	249,214
Delek Group Ltd.	352	145,662
Israel Chemicals Ltd.	32,322	276,924
Israel Corp., Ltd.*	191	108,817
Mizrahi Tefahot Bank Ltd.	9,544	123,434
NICE Systems Ltd.	4,191	171,231
NICE Systems Ltd. (ADR)	68,094	2,778,916
Teva Pharmaceutical Industries Ltd.	60,875	3,218,046

		7,873,871

Italy (1.3%)
Assicurazioni Generali S.p.A.	84,269	1,847,387
Atlantia S.p.A.	29,143	830,833
Banca Monte dei Paschi di Siena S.p.A.*	290,612	563,078
Banco Popolare SC*	24,654	406,117
Enel Green Power S.p.A.	124,500	352,548
Enel S.p.A.	469,513	2,734,914
Eni S.p.A.	181,875	4,975,848
Exor S.p.A.	6,556	269,224
Fiat S.p.A.*	63,614	628,039
Finmeccanica S.p.A.*	30,756	292,483
Intesa Sanpaolo S.p.A.	834,898	2,579,118
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	63,212	168,092
Luxottica Group S.p.A.	12,005	694,853
Mediobanca S.p.A.*	42,078	419,455
Pirelli & C. S.p.A.	16,829	270,075
Prysmian S.p.A.	121,743	2,750,594
Saipem S.p.A.*	112,749	3,041,428
Snam S.p.A.	146,915	885,151
Telecom Italia S.p.A.*	726,735	920,484
Telecom Italia S.p.A. (RNC)	435,206	429,962
Terna Rete Elettrica Nazionale S.p.A.	109,320	576,613
UniCredit S.p.A.	320,948	2,687,384
Unione di Banche Italiane S.c.p.A.	61,603	533,111
UnipolSai S.p.A.	60,509	194,544

		29,051,335

Japan (10.7%)
ABC-Mart, Inc.	1,940	103,793
Acom Co., Ltd.*	27,600	131,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Advantest Corp.	10,298	$127,270
Aeon Co., Ltd.	44,052	541,817
AEON Financial Service Co., Ltd.	77,838	2,035,367
Aeon Mall Co., Ltd.	7,968	209,926
Air Water, Inc.	11,000	175,904
Aisin Seiki Co., Ltd.	13,938	554,466
Ajinomoto Co., Inc.	41,168	645,326
Alfresa Holdings Corp.	2,766	178,293
Amada Co., Ltd.	26,148	265,855
ANA Holdings, Inc.	85,302	201,246
Aozora Bank Ltd.	79,918	262,699
Asahi Glass Co., Ltd.	73,752	434,628
Asahi Group Holdings Ltd.	28,187	884,800
Asahi Kasei Corp.	92,078	704,412
Asics Corp.	11,848	276,362
Astellas Pharma, Inc.	155,650	2,045,014
Bank of Kyoto Ltd.	24,082	218,938
Bank of Yokohama Ltd.	83,700	481,685
Benesse Holdings, Inc.	4,374	189,761
Bridgestone Corp.	46,864	1,639,928
Brother Industries Ltd.	16,715	289,569
Calbee, Inc.	5,000	137,900
Canon, Inc.	81,130	2,639,598
Casio Computer Co., Ltd.	14,127	204,992
Central Japan Railway Co.	10,500	1,497,705
Chiba Bank Ltd.	54,672	385,869
Chiyoda Corp.	11,000	133,231
Chubu Electric Power Co., Inc.*	46,754	581,050
Chugai Pharmaceutical Co., Ltd.	16,347	460,695
Chugoku Bank Ltd.	10,911	167,804
Chugoku Electric Power Co., Inc.	21,662	295,512
Citizen Holdings Co., Ltd.	19,652	154,221
Credit Saison Co., Ltd.	11,016	229,226
Dai Nippon Printing Co., Ltd.	41,162	429,884
Daicel Corp.	19,955	190,676
Daido Steel Co., Ltd.	21,519	110,032
Daihatsu Motor Co., Ltd.	13,900	247,114
Dai-ichi Life Insurance Co., Ltd.	61,700	919,059
Daiichi Sankyo Co., Ltd.	45,787	854,227
Daikin Industries Ltd.	17,023	1,074,093
Daito Trust Construction Co., Ltd .	5,238	615,809
Daiwa House Industry Co., Ltd.	41,658	863,549
Daiwa Securities Group, Inc.	120,476	1,042,964
DeNA Co., Ltd.	7,500	101,426
Denso Corp.	139,612	6,663,284
Dentsu, Inc.	15,074	613,792
Don Quijote Holdings Co., Ltd.	3,800	211,934
East Japan Railway Co.	24,025	1,892,261
Eisai Co., Ltd.	18,354	768,909
Electric Power Development Co., Ltd.	8,603	279,393
FamilyMart Co., Ltd.	4,104	176,832
FANUC Corp.	13,744	2,370,146
Fast Retailing Co., Ltd.	3,816	1,255,489
Fuji Electric Co., Ltd.	41,288	195,629
Fuji Heavy Industries Ltd.	42,680	1,181,752
Fujifilm Holdings Corp.	32,868	916,560

Fujitsu Ltd.	135,742	1,017,010
Fukuoka Financial Group, Inc.	54,983	265,403
Gree, Inc.	7,600	66,619
GungHo Online Entertainment, Inc.	25,000	161,394
Gunma Bank Ltd.	25,274	149,441
Hachijuni Bank Ltd.	29,088	180,032
Hakuhodo DY Holdings, Inc.	16,060	159,482
Hamamatsu Photonics KK	4,900	240,393
Hankyu Hanshin Holdings, Inc.	84,000	479,266
Hikari Tsushin, Inc.	1,100	83,066
Hino Motors Ltd.	18,830	259,295
Hirose Electric Co., Ltd.	2,166	321,784
Hiroshima Bank Ltd.	35,000	167,218
Hisamitsu Pharmaceutical Co., Inc.	4,267	190,805
Hitachi Chemical Co., Ltd.	7,688	127,191
Hitachi Construction Machinery Co., Ltd.	7,451	148,424
Hitachi High-Technologies Corp.	4,018	95,586
Hitachi Ltd.	721,211	5,282,450
Hitachi Metals Ltd.	16,386	248,123
Hokuhoku Financial Group, Inc.	86,000	183,367
Hokuriku Electric Power Co.	11,638	154,285
Honda Motor Co., Ltd.	264,804	9,245,464
Hoya Corp.	31,702	1,053,343
Hulic Co., Ltd.	15,800	208,213
Ibiden Co., Ltd.	7,834	157,755
Idemitsu Kosan Co., Ltd.	5,960	129,490
IHI Corp.	95,834	446,510
Iida Group Holdings Co., Ltd.	11,300	171,667
INPEX Corp.	256,100	3,893,135
Isetan Mitsukoshi Holdings Ltd.	22,848	297,708
Isuzu Motors Ltd.	86,138	569,690
ITOCHU Corp.	107,632	1,382,254
ITOCHU Techno-Solutions Corp.	1,834	79,747
Iyo Bank Ltd.	17,578	177,680
J. Front Retailing Co., Ltd.	33,068	232,085
Japan Airlines Co., Ltd.	4,579	253,121
Japan Display, Inc.*	24,000	147,357
Japan Exchange Group, Inc.	18,300	450,703
Japan Prime Realty Investment Corp. (REIT)	54	193,761
Japan Real Estate Investment Corp. (REIT)	86	500,864
Japan Retail Fund Investment Corp. (REIT)	164	368,779
Japan Tobacco, Inc.	218,900	7,979,840
JFE Holdings, Inc.	35,776	738,440
JGC Corp.	15,326	465,657
Joyo Bank Ltd.	49,480	263,750
JSR Corp.	12,918	221,623
JTEKT Corp.	14,982	252,448
JX Holdings, Inc.	163,622	875,407
Kajima Corp.	59,739	264,183
Kakaku.com, Inc.	9,900	173,461
Kamigumi Co., Ltd.	15,704	144,476
Kaneka Corp.	17,644	110,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kansai Electric Power Co., Inc.*	50,623	$477,222
Kansai Paint Co., Ltd.	16,452	274,944
Kao Corp.	36,767	1,447,017
Kawasaki Heavy Industries Ltd.	103,840	395,659
KDDI Corp.	41,500	2,531,252
Keikyu Corp.	33,466	300,618
Keio Corp.	42,347	332,740
Keisei Electric Railway Co., Ltd.	18,955	188,792
Keyence Corp.	3,283	1,432,231
Kikkoman Corp.	9,823	204,595
Kintetsu Corp.	126,980	462,520
Kirin Holdings Co., Ltd.	58,891	850,477
Kobe Steel Ltd.	206,095	309,229
Koito Manufacturing Co., Ltd.	6,700	171,625
Komatsu Ltd.	67,472	1,566,499
Konami Corp.	6,888	152,236
Konica Minolta, Inc.	34,036	336,311
Kubota Corp.	80,508	1,141,202
Kuraray Co., Ltd.	25,292	320,566
Kurita Water Industries Ltd.	7,114	164,815
Kyocera Corp.	22,508	1,068,244
Kyowa Hakko Kirin Co., Ltd.	15,267	206,614
Kyushu Electric Power Co., Inc.	31,188	351,271
Lawson, Inc.	42,080	3,156,883
LIXIL Group Corp.	19,323	521,485
M3, Inc.	13,400	213,225
Mabuchi Motor Co., Ltd.	1,852	140,401
Makita Corp.	8,146	503,371
Marubeni Corp.	119,668	875,317
Marui Group Co., Ltd.	16,786	161,224
Maruichi Steel Tube Ltd.	3,516	94,403
Mazda Motor Corp.	194,679	912,813
McDonald’s Holdings Co. Japan Ltd.	5,080	142,664
Medipal Holdings Corp.	9,622	136,392
MEIJI Holdings Co., Ltd.	4,416	292,497
Miraca Holdings, Inc.	4,200	203,563
Mitsubishi Chemical Holdings Corp.	97,859	433,727
Mitsubishi Corp.	101,484	2,110,723
Mitsubishi Electric Corp.	137,371	1,695,018
Mitsubishi Estate Co., Ltd.	90,011	2,222,176
Mitsubishi Gas Chemical Co., Inc.	25,711	164,461
Mitsubishi Heavy Industries Ltd.	218,256	1,361,609
Mitsubishi Logistics Corp.	8,008	119,916
Mitsubishi Materials Corp.	80,819	283,212
Mitsubishi Motors Corp.	43,921	484,711
Mitsubishi Tanabe Pharma Corp.	16,090	240,941
Mitsubishi UFJ Financial Group, Inc.	910,316	5,580,240
Mitsubishi UFJ Lease & Finance Co., Ltd.	33,700	193,607
Mitsui & Co., Ltd.	125,354	2,009,525
Mitsui Chemicals, Inc.	59,288	162,112
Mitsui Fudosan Co., Ltd.	58,427	1,970,156
Mitsui O.S.K. Lines Ltd.	78,575	292,412
Mizuho Financial Group, Inc.	1,641,452	3,370,239
MS&AD Insurance Group Holdings, Inc.	36,936	892,181

Murata Manufacturing Co., Ltd.	14,371	1,344,963
Nabtesco Corp.	8,100	179,103
Nagoya Railroad Co., Ltd.	57,000	227,314
Namco Bandai Holdings, Inc.	12,619	295,467
NEC Corp.	184,742	589,030
Nexon Co., Ltd.	8,500	81,136
NGK Insulators Ltd.	18,267	414,729
NGK Spark Plug Co., Ltd.	12,948	365,287
NH Foods Ltd.	11,075	216,351
NHK Spring Co., Ltd.	11,375	106,670
Nidec Corp.	14,692	901,490
Nikon Corp.	24,959	392,968
Nintendo Co., Ltd.	7,539	902,328
Nippon Building Fund, Inc. (REIT)	98	572,686
Nippon Electric Glass Co., Ltd.	26,022	151,552
Nippon Express Co., Ltd.	55,427	268,641
Nippon Paint Co., Ltd.	49,000	1,037,027
Nippon Prologis REIT, Inc. (REIT)	90	209,842
Nippon Steel & Sumitomo Metal Corp.	1,386,293	4,433,729
Nippon Telegraph & Telephone Corp.	26,879	1,676,339
Nippon Yusen KK	114,442	329,866
Nissan Motor Co., Ltd.	179,848	1,706,075
Nisshin Seifun Group, Inc.	12,601	150,384
Nissin Foods Holdings Co., Ltd.	4,006	206,024
Nitori Holdings Co., Ltd.	4,750	259,760
Nitto Denko Corp.	26,411	1,237,580
NKSJ Holdings, Inc.	23,927	644,320
NOK Corp.	6,764	135,874
Nomura Holdings, Inc.	257,308	1,821,133
Nomura Real Estate Holdings, Inc.	8,775	166,050
Nomura Research Institute Ltd.	7,188	226,343
NSK Ltd.	33,970	441,622
NTT Data Corp.	9,000	345,590
NTT DOCOMO, Inc.	110,000	1,880,657
NTT Urban Development Corp.	7,500	84,399
Obayashi Corp.	46,666	333,049
Obic Co., Ltd.	93,500	3,082,671
Odakyu Electric Railway Co., Ltd.	46,103	443,714
Oji Holdings Corp.	55,612	228,915
Olympus Corp.*	17,052	587,449
Omron Corp.	14,844	625,674
Ono Pharmaceutical Co., Ltd.	5,975	526,104
Oracle Corp. Japan	2,840	124,191
Oriental Land Co., Ltd.	3,586	614,333
ORIX Corp.	92,510	1,533,234
Osaka Gas Co., Ltd.	136,868	575,547
Otsuka Corp.	3,117	151,073
Otsuka Holdings Co., Ltd.	27,900	864,775
Panasonic Corp.	158,486	1,930,524
Park24 Co., Ltd.	7,500	136,370
Rakuten, Inc.	56,100	724,889
Resona Holdings, Inc.	155,959	908,305
Ricoh Co., Ltd.	50,380	600,253
Rinnai Corp.	2,384	230,152
Rohm Co., Ltd.	6,926	397,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Sankyo Co., Ltd.	3,898	$149,871
Sanrio Co., Ltd.	2,900	84,248
Santen Pharmaceutical Co., Ltd.	5,331	299,953
SBI Holdings, Inc.	14,660	179,442
Secom Co., Ltd.	73,527	4,492,692
Sega Sammy Holdings, Inc.	13,475	265,097
Seiko Epson Corp.	9,300	395,667
Sekisui Chemical Co., Ltd.	31,214	361,424
Sekisui House Ltd.	37,970	520,609
Seven & I Holdings Co., Ltd.	54,312	2,288,175
Seven Bank Ltd.	42,600	174,092
Sharp Corp.*	101,938	327,031
Shikoku Electric Power Co., Inc.*	13,143	183,448
Shimadzu Corp.	17,140	157,179
Shimamura Co., Ltd.	1,746	171,661
Shimano, Inc.	5,736	636,421
Shimizu Corp.	43,910	310,779
Shin-Etsu Chemical Co., Ltd.	29,664	1,803,178
Shinsei Bank Ltd.	122,173	274,966
Shionogi & Co., Ltd.	21,607	450,888
Shiseido Co., Ltd.	26,022	474,435
Shizuoka Bank Ltd.	36,724	396,948
Showa Shell Sekiyu KK	13,975	158,780
SMC Corp.	3,948	1,056,515
SoftBank Corp.	99,872	7,436,301
Sony Corp.	73,464	1,219,747
Sony Financial Holdings, Inc.	12,500	213,217
Stanley Electric Co., Ltd.	10,084	262,888
Sumitomo Chemical Co., Ltd.	107,158	405,128
Sumitomo Corp.	80,028	1,080,680
Sumitomo Dainippon Pharma Co. Ltd.	12,092	139,057
Sumitomo Electric Industries Ltd.	54,960	773,091
Sumitomo Heavy Industries Ltd.	37,784	179,773
Sumitomo Metal Mining Co., Ltd.	37,784	613,540
Sumitomo Mitsui Financial Group, Inc.	90,552	3,793,521
Sumitomo Mitsui Trust Holdings, Inc.	238,338	1,089,290
Sumitomo Realty & Development Co., Ltd.	25,526	1,095,321
Sumitomo Rubber Industries Ltd.	11,936	172,256
Sundrug Co., Ltd.	38,300	1,705,079
Suntory Beverage & Food Ltd.	9,900	388,456
Suruga Bank Ltd.	13,890	269,560
Suzuken Co., Ltd.	5,006	186,295
Suzuki Motor Corp.	26,636	834,273
Sysmex Corp.	10,200	383,110
T&D Holdings, Inc.	41,968	570,455
Taiheiyo Cement Corp.	86,000	346,360
Taisei Corp.	71,183	394,192
Taisho Pharmaceutical Holdings Co., Ltd.	2,371	172,960
Taiyo Nippon Sanso Corp.	17,392	153,997
Takashimaya Co., Ltd.	17,955	174,224
Takeda Pharmaceutical Co., Ltd.	56,523	2,621,801

TDK Corp.	8,971	420,633
Teijin Ltd.	64,250	161,093
Terumo Corp.	22,100	494,117
THK Co., Ltd.	8,308	195,839
Tobu Railway Co., Ltd.	75,991	397,564
Toho Co., Ltd.	8,646	202,783
Toho Gas Co., Ltd.	28,592	157,206
Tohoku Electric Power Co., Inc.	32,759	384,487
Tokio Marine Holdings, Inc.	50,015	1,645,032
Tokyo Electric Power Co., Inc.*	105,158	438,050
Tokyo Electron Ltd.	12,436	840,647
Tokyo Gas Co., Ltd.	169,711	991,747
Tokyo Tatemono Co., Ltd.	29,000	268,230
Tokyu Corp.	82,011	581,254
Tokyu Fudosan Holdings Corp.	36,592	288,604
TonenGeneral Sekiyu KK	21,830	207,299
Toppan Printing Co., Ltd.	38,910	301,125
Toray Industries, Inc.	104,774	688,806
Toshiba Corp.	286,683	1,338,543
TOTO Ltd.	19,267	259,607
Toyo Seikan Group Holdings Ltd.	11,704	179,768
Toyo Suisan Kaisha Ltd.	6,756	208,405
Toyoda Gosei Co., Ltd.	5,142	106,794
Toyota Industries Corp.	11,718	604,957
Toyota Motor Corp.	228,836	13,743,036
Toyota Tsusho Corp.	15,414	443,226
Trend Micro, Inc.	7,582	249,602
Unicharm Corp.	47,094	2,806,441
United Urban Investment Corp. (REIT)	168	271,142
USS Co., Ltd.	15,610	266,420
West Japan Railway Co.	11,500	506,293
Yahoo! Japan Corp.	101,600	469,363
Yakult Honsha Co., Ltd.	6,307	319,381
Yamada Denki Co., Ltd.	66,820	238,113
Yamaguchi Financial Group, Inc.	16,763	176,723
Yamaha Corp.	11,779	186,152
Yamaha Motor Co., Ltd.	19,632	337,778
Yamato Holdings Co., Ltd.	26,236	543,600
Yamato Kogyo Co., Ltd.	2,954	86,604
Yamazaki Baking Co., Ltd.	6,571	82,052
Yaskawa Electric Corp.	16,140	195,487
Yokogawa Electric Corp.	15,303	193,506
Yokohama Rubber Co., Ltd.	15,000	129,707

		243,034,599

Luxembourg (0.7%)
Altice S.A.*	4,207	293,101
ArcelorMittal S.A.	72,642	1,077,246
Millicom International Cellular S.A. (SDR)	4,651	426,011
RTL Group S.A.	2,688	299,018
SES S.A. (FDR)	22,094	838,017
Tenaris S.A.	34,399	810,164
Tenaris S.A. (ADR)	246,195	11,608,094

		15,351,651

Macau (0.1%)
MGM China Holdings Ltd.	66,800	231,849
Sands China Ltd.	173,200	1,308,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Wynn Macau Ltd.	112,400	$440,875

		1,981,154

Mexico (0.0%)
Fresnillo plc	15,706	234,387

Netherlands (3.0%)
Aegon N.V.	129,327	1,128,756
Akzo Nobel N.V.	41,255	3,092,853
ASML Holding N.V.	25,448	2,369,873
Core Laboratories N.V.	88,315	14,753,904
Corio N.V. (REIT)	5,041	257,469
Delta Lloyd N.V.	13,710	348,053
Fugro N.V. (CVA)	5,111	292,642
Gemalto N.V.	5,759	596,955
Heineken Holding N.V.	7,288	479,164
Heineken N.V.	16,417	1,178,616
ING Groep N.V. (CVA)*	275,343	3,868,299
Koninklijke Ahold N.V.	66,449	1,247,454
Koninklijke Boskalis Westminster N.V.	5,591	320,661
Koninklijke DSM N.V.	12,425	904,951
Koninklijke KPN N.V.*	233,118	849,414
Koninklijke Philips N.V.	69,921	2,218,840
Koninklijke Vopak N.V.	5,178	253,121
OCI*	6,525	254,638
QIAGEN N.V.*	17,373	421,063
Randstad Holding N.V.	8,965	485,998
Reed Elsevier N.V.	50,229	1,152,041
Royal Dutch Shell plc, Class A	333,795	13,816,806
Royal Dutch Shell plc, Class B	174,842	7,607,785
TNT Express N.V.	30,004	271,568
Unilever N.V. (N.Y. Shares)	61,315	2,683,144
Unilever N.V. (CVA)	116,090	5,079,632
Wolters Kluwer N.V.	21,914	648,748
Ziggo N.V.	10,898	503,937

		67,086,385

New Zealand (0.1%)
Auckland International Airport Ltd.	67,461	230,355
Contact Energy Ltd.	28,027	130,302
Fletcher Building Ltd.	49,712	383,458
Ryman Healthcare Ltd.	26,269	196,649
Telecom Corp. of New Zealand Ltd.	133,434	313,099
Xero Ltd.*	4,559	103,743

		1,357,606

Norway (0.8%)
Aker Solutions ASA	11,544	200,623
DNB ASA	326,354	5,969,647
Gjensidige Forsikring ASA	14,365	257,611
Norsk Hydro ASA	469,924	2,515,159
Orkla ASA	55,899	498,036
Statoil ASA	79,550	2,443,363
Statoil ASA (ADR)	117,663	3,627,550
Telenor ASA	53,782	1,224,899
Yara International ASA	12,783	640,416
Yara International ASA (ADR)	5,000	250,250

		17,627,554

Panama (0.2%)
Copa Holdings S.A., Class A	31,302	$4,462,726

Peru (0.2%)
Credicorp Ltd.	24,549	3,816,633

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	182,282	150,258
EDP - Energias de Portugal S.A.	163,390	819,747
Galp Energia SGPS S.A., Class B	27,021	495,058
Jeronimo Martins SGPS S.A.	68,023	1,119,124

		2,584,187

Russia (0.1%)
Sberbank of Russia (ADR)	181,686	1,847,747

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	150,522	277,649
CapitaCommercial Trust (REIT)	143,000	194,964
CapitaLand Ltd.	184,502	473,499
CapitaMall Trust (REIT)	171,267	271,275
City Developments Ltd.	29,280	240,223
ComfortDelGro Corp., Ltd.	146,550	293,829
DBS Group Holdings Ltd.	123,860	1,663,850
Genting Singapore plc	442,938	472,458
Global Logistic Properties Ltd.	225,000	487,208
Golden Agri-Resources Ltd.	534,113	237,736
Hutchison Port Holdings Trust, Class U	383,000	275,760
Jardine Cycle & Carriage Ltd.	7,449	264,410
Keppel Corp., Ltd.	104,485	904,157
Keppel Land Ltd.	50,000	135,536
Oversea-Chinese Banking Corp., Ltd.	186,447	1,427,996
Sembcorp Industries Ltd.	70,812	304,965
Sembcorp Marine Ltd.	59,626	196,060
Singapore Airlines Ltd.	39,682	330,020
Singapore Exchange Ltd.	55,302	308,244
Singapore Press Holdings Ltd.	114,523	382,999
Singapore Technologies Engineering Ltd.	112,019	341,384
Singapore Telecommunications Ltd.	576,119	1,778,858
StarHub Ltd.	45,724	152,914
United Overseas Bank Ltd.	93,895	1,695,818
UOL Group Ltd.	32,545	170,177
Wilmar International Ltd.	140,455	359,332

		13,641,321

South Korea (0.6%)
Hyundai Mobis	10,732	3,012,342
NAVER Corp.	2,022	1,668,679
Orient Overseas International Ltd.	532,200	2,605,929
POSCO	7,843	2,356,466
Samsung Electronics Co., Ltd.	3,956	5,168,840

		14,812,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Spain (1.9%)
Abertis Infraestructuras S.A.	29,316	$674,593
ACS Actividades de Construccion y Servicios S.A.	12,188	557,414
Amadeus IT Holding S.A., Class A	150,654	6,213,471
Banco Bilbao Vizcaya Argentaria S.A.(b)	421,173	5,368,614
Banco de Sabadell S.A.	244,958	835,869
Banco Popular Espanol S.A.	124,025	828,758
Banco Santander S.A.	844,142	8,819,392
Bankia S.A.*	324,604	629,384
CaixaBank S.A.*	123,928	764,814
CaixaBank S.A.*†	1,424	8,788
Distribuidora Internacional de Alimentacion S.A.	41,467	381,794
Enagas S.A.	14,109	454,007
Ferrovial S.A.	29,246	651,357
Gas Natural SDG S.A.	25,393	801,985
Grifols S.A.	10,850	593,013
Iberdrola S.A.	363,022	2,775,231
Inditex S.A.	30,509	4,695,619
Mapfre S.A.	63,285	252,256
Red Electrica Corporacion S.A.	7,820	715,289
Repsol S.A.	61,047	1,609,975
Telefonica S.A.	292,919	5,021,697
Zardoya Otis S.A.	12,177	216,762

		42,870,082

Sweden (1.6%)
Alfa Laval AB	22,647	583,669
Assa Abloy AB, Class B	23,841	1,213,183
Atlas Copco AB, Class A	47,510	1,373,062
Atlas Copco AB, Class B	28,425	759,384
Boliden AB	20,141	292,248
Electrolux AB	17,401	440,133
Elekta AB, Class B	26,755	340,366
Getinge AB, Class B	146,847	3,859,334
Hennes & Mauritz AB, Class B	67,996	2,971,591
Hexagon AB, Class B	17,341	559,040
Husqvarna AB, Class B	28,238	219,554
Industrivarden AB, Class C	8,866	175,156
Investment AB Kinnevik, Class B	16,852	718,314
Investor AB, Class B	32,459	1,217,902
Lundin Petroleum AB*	16,155	326,894
Nordea Bank AB	217,112	3,064,208
Sandvik AB	77,313	1,056,443
Securitas AB, Class B	22,022	261,203
Skandinaviska Enskilda Banken AB, Class A	107,547	1,437,383
Skanska AB, Class B	27,555	628,917
SKF AB, Class B	28,563	728,871
Svenska Cellulosa AB S.C.A., Class B	42,377	1,104,210
Svenska Handelsbanken AB, Class A	35,728	1,749,089
Swedbank AB, Class A	64,770	1,717,752
Swedish Match AB	14,144	491,115
Tele2 AB, Class B	23,027	271,228
Telefonaktiebolaget LM Ericsson, Class B	451,599	5,457,808

TeliaSonera AB	172,698	1,261,592
Volvo AB, Class B	108,674	1,497,174

		35,776,823

Switzerland (8.1%)
ABB Ltd. (Registered)*	156,490	3,603,435
Actelion Ltd. (Registered)*	7,402	936,518
Adecco S.A. (Registered)*	12,054	992,267
Aryzta AG*	6,358	602,246
Baloise Holding AG (Registered)	3,464	408,196
Barry Callebaut AG (Registered)*	158	214,693
Cie Financiere Richemont S.A. (Registered), Class A	64,341	6,751,162
Coca-Cola HBC AG (ADR)*	10,008	227,682
Coca-Cola HBC AG (CDI)*	4,506	103,489
Credit Suisse Group AG (Registered)*	108,676	3,107,830
Credit Suisse Group AG (ADR)*	76,374	2,166,730
EMS-Chemie Holding AG (Registered)	574	229,134
Geberit AG (Registered)	2,703	948,854
Givaudan S.A. (Registered)*	653	1,089,070
Glencore plc*	759,857	4,233,515
Holcim Ltd. (Registered)*	16,370	1,438,928
Julius Baer Group Ltd.*	69,780	2,876,812
Kuehne + Nagel International AG (Registered)	13,739	1,828,148
Lindt & Spruengli AG	62	315,593
Lindt & Spruengli AG (Registered)	8	494,181
Lonza Group AG (Registered)*	3,757	408,830
Nestle S.A. (Registered)	413,079	32,001,046
Nestle S.A. (ADR)	118,670	9,217,099
Novartis AG (Registered)	189,225	17,134,379
Novartis AG (ADR)	157,318	14,241,999
Pargesa Holding S.A.	2,044	183,587
Partners Group Holding AG	1,261	344,685
Roche Holding AG	81,369	24,269,396
Schindler Holding AG	13,926	2,116,852
Schindler Holding AG (Registered)	1,471	221,778
SGS S.A. (Registered)	399	956,106
Sika AG	156	637,862
Sonova Holding AG (Registered)	28,869	4,404,573
STMicroelectronics N.V.	46,422	416,482
Sulzer AG (Registered)	1,742	244,367
Swatch Group AG	2,209	1,333,919
Swatch Group AG (Registered)	3,496	388,313
Swiss Life Holding AG (Registered)*	2,356	558,713
Swiss Prime Site AG (Registered)*	3,926	325,396
Swiss Reinsurance AG*	25,059	2,229,539
Swisscom AG (Registered)	1,698	987,053
Syngenta AG (Registered)	6,668	2,483,582
Syngenta AG (ADR)	13,734	1,027,303
Transocean Ltd.	25,680	1,154,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Transocean Ltd. (New York Exchange)	55,319	$2,491,015
UBS AG (Registered)*	489,849	8,987,194
Weatherford International plc*	817,491	18,802,293
Wolseley plc	19,317	1,058,883
Zurich Insurance Group AG*	10,666	3,214,955

		184,409,950

Taiwan (0.4%)
Advanced Semiconductor Engineering, Inc. (ADR)	309,929	2,014,539
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	304,091	6,504,506

		8,519,045

Thailand (0.1%)
Kasikornbank PCL (NVDR)	354,600	2,228,883

Turkey (0.2%)
Akbank TAS	673,505	2,476,448
Turkiye Garanti Bankasi A/S	566,397	2,216,290

		4,692,738

United Kingdom (13.2%)
3i Group plc	70,306	483,573
Aberdeen Asset Management plc	231,922	1,801,580
Admiral Group plc	13,494	357,720
AGL Energy Ltd	18,495	522,264
AMEC plc	21,889	455,149
Anglo American plc	99,425	2,433,230
Antofagasta plc	28,771	375,691
ARM Holdings plc	101,039	1,523,409
ARM Holdings plc (ADR)	139,948	6,331,248
ASOS plc*	3,872	196,146
Associated British Foods plc	25,444	1,327,683
AstraZeneca plc	90,187	6,699,389
Aviva plc	211,429	1,847,191
Babcock International Group plc	36,349	722,853
BAE Systems plc	229,851	1,702,886
Barclays plc	1,166,197	4,247,125
Bellway plc	41,777	1,119,645
BG Group plc	435,672	9,208,272
BHP Billiton plc	150,770	4,875,435
BP plc	1,320,202	11,633,618
British American Tobacco plc	271,760	16,175,832
British Land Co. plc (REIT)	68,119	818,966
British Sky Broadcasting Group plc	74,071	1,145,957
BT Group plc	567,198	3,736,234
Bunzl plc	24,063	667,963
Burberry Group plc	127,786	3,243,217
Capita plc	205,328	4,023,511
Centrica plc	365,643	1,956,130
CNH Industrial N.V.	66,094	678,769
Cobham plc	78,370	418,864
Compass Group plc	561,761	9,777,415
Croda International plc	48,514	1,827,421
Diageo plc	764,239	24,405,761
Direct Line Insurance Group plc	104,818	483,982

easyJet plc	11,422	$266,825
Ensco plc, Class A	16,550	919,684
Friends Life Group Ltd.	103,388	557,886
G4S plc	110,584	482,975
GKN plc	118,871	738,675
GlaxoSmithKline plc	347,445	9,299,816
Hammerson plc (REIT)	51,855	514,719
Hargreaves Lansdown plc	17,150	363,359
HSBC Holdings plc	1,758,611	17,844,433
ICAP plc	38,682	251,561
IMI plc	19,355	492,556
Imperial Tobacco Group plc	68,586	3,087,043
Inmarsat plc	29,366	375,671
InterContinental Hotels Group plc	18,695	774,590
International Consolidated Airlines Group S.A.*	70,728	448,502
Intertek Group plc	54,058	2,543,234
Intu Properties plc (REIT)	64,031	341,460
Investec plc	37,762	348,334
ITV plc	270,869	826,073
J Sainsbury plc	89,100	481,093
Johnson Matthey plc	14,916	791,345
Kingfisher plc	167,720	1,030,459
Land Securities Group plc (REIT)	56,870	1,008,311
Legal & General Group plc	424,481	1,637,434
Lloyds Banking Group plc*	4,072,989	5,175,606
London Stock Exchange Group plc	12,619	433,435
Marks & Spencer Group plc	117,333	853,817
Meggitt plc	57,823	500,729
Melrose Industries plc	78,497	349,552
National Grid plc	265,913	3,822,701
Next plc	11,161	1,236,786
Noble Corp. plc	309,857	10,398,801
Old Mutual plc	346,202	1,171,353
Pearson plc	59,535	1,175,790
Persimmon plc*	21,988	479,033
Persimmon plc (Interim CREST Entitlements)*†(b)	21,988	26,341
Petrofac Ltd.	18,716	385,328
Prudential plc	182,488	4,188,077
Randgold Resources Ltd.	6,319	526,983
Reckitt Benckiser Group plc	101,429	8,852,865
Reed Elsevier plc	83,915	1,349,954
Rexam plc	51,238	469,135
Rio Tinto plc	342,418	18,216,250
Rio Tinto plc (ADR)	158,627	8,610,274
Rolls-Royce Holdings plc*	319,776	5,850,259
Rolls-Royce Holdings plc (Preference)*†(b)	43,673,146	74,742
Royal Bank of Scotland Group plc*	175,652	987,206
Royal Mail plc*	45,380	387,540
RSA Insurance Group plc	72,165	586,393
SABMiller plc	68,797	3,989,004
Sage Group plc	80,195	527,161
Schroders plc	8,713	373,680
Segro plc (REIT)	53,403	315,492
Serco Group plc	85,876	537,169
Severn Trent plc	17,250	570,358
Smith & Nephew plc	64,245	1,142,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Smiths Group plc	28,594	$634,697
Sports Direct International plc*	19,247	232,716
SSE plc	69,261	1,857,416
Standard Chartered plc	309,904	6,332,614
Standard Life plc	171,776	1,099,770
Subsea 7 S.A.	161,171	3,005,936
Tate & Lyle plc	34,029	398,634
Tesco plc	577,032	2,806,568
Travis Perkins plc	17,756	497,749
TUI Travel plc	36,989	251,946
Tullow Oil plc	66,128	965,918
Unilever plc	91,476	4,150,194
United Utilities Group plc	49,463	746,622
Vodafone Group plc	1,890,891	6,310,338
Weir Group plc	105,533	4,730,154
Whitbread plc	60,820	4,589,211
William Hill plc	62,402	350,287
WM Morrison Supermarkets plc	146,772	460,674
WPP plc	159,285	3,472,928

		299,108,722

United States (2.2%)
Bunge Ltd.	16,368	1,238,075
Carnival Corp.	72,761	2,739,452
Carnival plc	13,321	503,370
Eaton Corp. plc	163,471	12,616,692
Mettler-Toledo International, Inc.*	12,013	3,041,451
Schlumberger Ltd.	247,944	29,244,995

		49,384,035

Total Common Stocks (75.6%) (Cost $1,233,971,829)		1,713,490,770

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.6%)
iShares MSCI Brazil Capped ETF	25,500	1,218,390
iShares® China Large-Cap ETF	133,110	4,930,394
iShares® Europe ETF	335,566	16,298,441
iShares® Latin America 40 ETF	33,047	1,264,048
iShares® MSCI Australia ETF	95,215	2,487,968
iShares® MSCI Austria Capped ETF	131,337	2,571,579
iShares® MSCI Belgium Capped ETF	68,797	1,182,964
iShares® MSCI BRIC ETF	81,616	3,143,032
iShares® MSCI Canada ETF	47,158	1,518,959
iShares® MSCI EAFE ETF	515,466	35,242,410
iShares® MSCI EAFE Small-Cap ETF	55,100	2,915,892
iShares® MSCI Emerging Markets ETF	115,440	4,990,471
iShares® MSCI France ETF	165,867	4,835,023
iShares® MSCI Germany ETF	286,710	8,968,289
iShares® MSCI Hong Kong ETF	21,077	440,088
iShares® MSCI Indonesia ETF	21,400	564,532
iShares® MSCI Ireland Capped ETF	11,600	415,396
iShares® MSCI Israel Capped ETF	19,400	1,013,126
iShares® MSCI Italy Capped ETF	354,948	6,168,996
iShares® MSCI Japan ETF	964,780	$11,615,951
iShares® MSCI Malaysia ETF	24,662	391,633
iShares® MSCI Mexico Capped ETF	11,448	776,289
iShares® MSCI Netherlands ETF	88,693	2,270,541
iShares® MSCI New Zealand Capped ETF	39,400	1,659,922
iShares® MSCI Pacific ex-Japan ETF	119,192	5,870,206
iShares® MSCI Poland Capped ETF	7,700	225,995
iShares® MSCI Singapore ETF	58,226	787,216
iShares® MSCI South Korea Capped ETF	6,000	390,120
iShares® MSCI Spain Capped ETF	65,421	2,801,327
iShares® MSCI Sweden ETF	49,603	1,750,490
iShares® MSCI Switzerland Capped ETF	13,900	477,048
iShares® MSCI Thailand Capped ETF	5,568	429,905
iShares® MSCI Turkey ETF	11,984	665,831
iShares® MSCI United Kingdom ETF	92,905	1,939,856
SPDR® DJ EURO Stoxx 50 ETF	40,364	1,746,550
SPDR® S&P Emerging Asia Pacific ETF	46,979	3,885,398
SPDR® S&P Emerging Europe ETF	11,967	474,372
Vanguard FTSE Developed Markets ETF	174,400	7,427,696
Vanguard FTSE Emerging Markets ETF	23,600	1,017,868
Vanguard FTSE Europe ETF	33,800	2,026,310
Vanguard FTSE Pacific ETF	9,600	597,504

Total Investment Companies (6.6%) (Cost $110,794,270)		149,398,026

	Number of Rights	Value (Note 1)
RIGHTS:
Cayman Islands (0.0%)
HKT Trust and HKT Ltd.,expiring 7/15/14*(b)	28,080	8,297

Spain (0.0%)
Repsol S.A., expiring 7/4/14*	61,047	41,545

Total Rights (0.0%) (Cost $—)		49,842

Total Investments (82.2%) (Cost $1,344,766,099)		1,862,938,638
Other Assets Less Liabilities (17.8%)		403,923,105

Net Assets (100%)		$2,266,861,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

*	Non-income producing.
†	Securities (totaling $109,871 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,165,832	$315,974	$—	$3,096,870	$108,757	$—

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	3,473	September-14	$155,350,939	$153,700,311	$(1,650,628)
FTSE 100 Index	842	September-14	96,937,640	96,705,428	(232,212)
SPI 200 Index	302	September-14	38,154,603	38,116,584	(38,019)
TOPIX Index	794	September-14	97,031,999	98,951,187	1,919,188

					$(1,671)

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/12/14	BNP Paribas	2,300	$2,157,460	$2,145,969	$11,491
British Pound vs. U.S. Dollar, expiring 9/12/14	BNP Paribas	7,000	11,972,618	11,744,096	228,522
European Union Euro vs. U.S. Dollar, expiring 9/12/14	BNP Paribas	10,300	14,107,673	13,941,514	166,159
Japanese Yen vs. U.S. Dollar, expiring 9/12/14	BNP Paribas	418,000	4,128,341	4,103,752	24,589

					$430,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,872,782	$172,509,843	$26,341	$178,408,966
Consumer Staples	15,164,285	189,156,531	—	204,320,816
Energy	136,913,332	95,586,028	—	232,499,360
Financials	35,961,523	291,707,951	8,788	327,678,262
Health Care	23,945,039	147,010,314	—	170,955,353
Industrials	71,470,033	166,431,609	74,742	237,976,384
Information Technology	22,831,990	69,465,311	—	92,297,301
Materials	33,466,584	145,715,638	—	179,182,222
Telecommunication Services	1,472,989	50,585,162	—	52,058,151
Utilities	—	38,113,955	—	38,113,955
Forward Currency Contracts	—	430,761	—	430,761
Futures	1,919,188	—	—	1,919,188
Investment Companies
Exchange Traded Funds (ETFs)	149,398,026	—	—	149,398,026
Rights
Energy	—	41,545	—	41,545
Telecommunication Services	—	8,297	—	8,297

Total Assets	$498,415,771	$1,366,762,945	$109,871	$1,865,288,587

Liabilities:
Futures	$(1,920,859)	$—	$—	$(1,920,859)

Total Liabilities	$(1,920,859)	$—	$—	$(1,920,859)

Total	$496,494,912	$1,366,762,945	$109,871	$1,863,367,728

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	430,761
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,919,188	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,349,949

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,920,859	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,920,859)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	409,000	—	409,000
Credit contracts	—	—	—	—	—
Equity contracts	—	24,157,588	—	—	24,157,588
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$24,157,588	$409,000	$—	$24,566,588

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	469,613	—	469,613
Credit contracts	—	—	—	—	—
Equity contracts	—	(17,118,862)	—	—	(17,118,862)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(17,118,862)	$469,613	$—	$(16,649,249)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of $31,925,000 and futures contracts with an average notional balance of approximately $369,721,000 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	430,761		—	—	430,761
Exchange Traded Futures & Options Contracts (b)	1,919,188	(c)	—	—	1,919,188

	$2,349,949		$—	$—	$2,349,949

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Exchange Traded Futures & Options Contracts (b)	$1,920,859	(c)	$—	$—	$1,920,859

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$67,268,685
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$94,411,175

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$509,699,268
Aggregate gross unrealized depreciation	(31,571,789)

Net unrealized appreciation	$478,127,479

Federal income tax cost of investments	$1,384,811,159

The Portfolio has a net capital loss carryforward of $1,275,805,937 of which $51,338,493 expires in the year 2015, $971,754,608 expires in the year 2016, $211,459,267 expires in the year 2017 and $41,253,569 expires in the year 2018.

Included in the capital loss carryforward amounts are $1,023,093,101 of losses acquired from the Multimanager International Equity Portfolio as a result of a tax free reorganization that occurred during the year 2014. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Tax Law. Therefore, it is possible not all of these capital losses will be available for use. Losses may be limited under U.S Code §381, which will be calculated at year end.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,588,936)	$3,096,870
Unaffiliated Issuers (Cost $1,342,177,163)	1,859,841,768
Cash	19,302,116
Foreign cash (Cost $358,609,248)	353,843,826
Cash held as collateral at broker	23,545,000
Dividends, interest and other receivables	8,245,582
Receivable for securities sold	2,890,051
Unrealized appreciation on forward foreign currency contracts	430,761
Receivable from Separate Accounts for Trust shares sold	228,180
Other assets	47,148

Total assets	2,271,471,302

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,512,149
Investment management fees payable	1,137,690
Payable for securities purchased	820,628
Distribution fees payable – Class IB	336,632
Administrative fees payable	285,465
Due to broker for futures variation margin	236,725
Trustees’ fees payable	39,595
Distribution fees payable – Class IA	5,203
Accrued expenses	235,472

Total liabilities	4,609,559

NET ASSETS	$2,266,861,743

Net assets were comprised of:
Paid in capital	$3,076,802,835
Accumulated undistributed net investment income (loss)	20,796,538
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,344,647,416)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	513,909,786

Net assets	$2,266,861,743

Class IA
Net asset value, offering and redemption price per share, $25,716,350 / 2,367,368 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86

Class IB
Net asset value, offering and redemption price per share, $1,637,847,756 / 150,595,223 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.88

Class K
Net asset value, offering and redemption price per share, $603,297,637 / 55,462,747 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.88

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited) (ac)

INVESTMENT INCOME
Dividends ($108,757 of dividend income received from affiliates) (net of $2,369,386 foreign withholding tax)	$33,006,452
Interest	81,274

Total income	33,087,726

EXPENSES
Investment management fees	5,758,619
Distribution fees – Class IB	1,890,854
Administrative fees	1,319,063
Custodian fees	189,289
Printing and mailing expenses	98,556
Professional fees	42,716
Trustees’ fees	26,294
Distribution fees – Class IA	15,281
Miscellaneous	71,778

Total expenses	9,412,450

NET INVESTMENT INCOME (LOSS)	23,675,276

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	13,103,259
Futures	24,157,588
Foreign currency transactions	1,749,181

Net realized gain (loss)	39,010,028

Change in unrealized appreciation (depreciation) on:
Investments ($(384,936) of change in unrealized appreciation (depreciation) from affiliates)	52,464,780
Futures	(17,118,862)
Foreign currency translations	2,878,794

Net change in unrealized appreciation (depreciation)	38,224,712

NET REALIZED AND UNREALIZED GAIN (LOSS)	77,234,740

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100,910,016

(ac)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager International Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA International Core Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited) (ac)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,675,276	$14,874,322
Net realized gain (loss) on investments, futures and foreign currency transactions	39,010,028	121,641,987
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	38,224,712	175,332,375

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	100,910,016	311,848,684

DIVIDENDS:
Dividends from net investment income
Class IA	—	(90,737)
Class IB	—	(12,853,556)
Class K	—	(4,171,440)

TOTAL DIVIDENDS	—	(17,115,733)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 218,200 and 168,154 shares, respectively ]	2,321,257	1,594,911
Capital shares issued in connection with merger (Note 9) [ 1,227,371 and 0 shares, respectively ]	13,247,592	—
Capital shares issued in reinvestment of dividends [ 0 and 9,111 shares, respectively ]	—	90,737
Capital shares repurchased [ (156,477) and (289,049) shares, respectively ]	(1,645,055)	(2,789,140)

Total Class IA transactions	13,923,794	(1,103,492)

Class IB
Capital shares sold [ 1,591,889 and 4,488,612 shares, respectively ]	16,456,727	43,099,682
Capital shares sold in-kind (Note 9)[ 0 and 81,282,207 shares, respectively ]	—	723,719,258
Capital shares issued in connection with merger (Note 9) [ 9,620,437 and 0 shares, respectively ]	103,962,228	—
Capital shares issued in reinvestment of dividends [ 0 and 1,289,109 shares, respectively ]	—	12,853,556
Capital shares repurchased [ (12,362,961) and (25,669,623) shares, respectively ]	(128,030,244)	(247,935,656)

Total Class IB transactions	(7,611,289)	531,736,840

Class K
Capital shares sold [ 199,736 and 585,684 shares, respectively ]	2,050,075	5,686,229
Capital shares issued in connection with merger (Note 9) [ 20,710,293 and 0 shares, respectively ]	223,812,508	—
Capital shares issued in reinvestment of dividends [ 0 and 418,834 shares, respectively ]	—	4,171,440
Capital shares repurchased [ (3,631,550) and (5,326,872) shares, respectively ]	(37,669,774)	(50,982,561)

Total Class K transactions	188,192,809	(41,124,892)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	194,505,314	489,508,456

TOTAL INCREASE (DECREASE) IN NET ASSETS	295,415,330	784,241,407
NET ASSETS:
Beginning of period	1,971,446,413	1,187,205,006

End of period (a)	$2,266,861,743	$1,971,446,413

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$20,796,538	$(4,041,940)

(ac) On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager International Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA International Core Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.31	$8.85	$7.72	$9.61	$8.95	$6.80

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.09 (e)	0.11 (e)	0.13 (e)	0.11 (e)	0.15 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.42	1.45	1.15	(1.74)	0.74	2.26

Total from investment operations	0.55	1.54	1.26	(1.61)	0.85	2.41

Less distributions:
Dividends from net investment income	—	(0.08)	(0.13)	(0.28)	(0.19)	(0.26)

Net asset value, end of period	$10.86	$10.31	$8.85	$7.72	$9.61	$8.95

Total return (b)	5.33%	17.49%	16.29%	(16.73)%	9.52%	35.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,716	$11,118	$10,531	$8,903	$445,820	$404,122
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06%	1.05%	1.05%	0.78%	0.85%	0.85%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.06%	1.05%	1.05%	0.78%	0.85%	0.84%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.06%	1.05%	1.05%	0.78%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.50%	0.97%	1.33%	1.29%	1.30%	2.11%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.50%	0.97%	1.33%	1.30%	1.30%	2.12%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.50%	0.97%	1.33%	1.29%	1.30%	2.11%
Portfolio turnover rate (z)	4%	15%	3%	3%	12%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.32	$8.86	$7.73	$9.62	$8.96	$6.80

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.08 (e)	0.11 (e)	0.12 (e)	0.09 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.44	1.46	1.15	(1.75)	0.73	2.27

Total from investment operations	0.56	1.54	1.26	(1.63)	0.82	2.40

Less distributions:
Dividends from net investment income	—	(0.08)	(0.13)	(0.26)	(0.16)	(0.24)

Net asset value, end of period	$10.88	$10.32	$8.86	$7.73	$9.62	$8.96

Total return (b)	5.43%	17.47%	16.27%	(16.92)%	9.23%	35.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,637,848	$1,566,557	$800,489	$766,952	$984,130	$943,631
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.03%	1.05%	1.05%	1.03%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.05%	1.05%	1.03%	1.10%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.05%	1.05%	1.03%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.41%	0.84%	1.34%	1.25%	1.00%	1.63%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.41%	0.85%	1.34%	1.25%	1.01%	1.64%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.41%	0.84%	1.34%	1.25%	1.00%	1.63%
Portfolio turnover rate (z)	4%	15%	3%	3%	12%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$10.31	$8.85	$7.72	$8.45

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.12 (e)	0.13 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.43	1.45	1.15	(0.55)

Total from investment operations	0.57	1.57	1.28	(0.49)

Less distributions:
Dividends from net investment income	—	(0.11)	(0.15)	(0.24)

Net asset value, end of period	$10.88	$10.31	$8.85	$7.72

Total return (b)	5.53%	17.78%	16.59%	(5.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$603,298	$393,771	$376,185	$335,852
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.78%	0.80%	0.80%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.80%	0.80%	0.77%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.80%	0.80%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.67%	1.22%	1.60%	2.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.67%	1.22%	1.60%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.67%	1.22%	1.60%	2.10%
Portfolio turnover rate (z)	4%	15%	3%	3%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ac)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager International Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA International Core Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	19.0%
Industrials	12.0
Consumer Staples	10.3
Consumer Discretionary	9.1
Materials	7.6
Health Care	7.4
Energy	5.9
Information Technology	3.2
Telecommunication Services	3.0
Utilities	2.4
Cash and Other	20.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,047.50	$5.21
Hypothetical (5% average return before expenses)	1,000.00	1,019.70	5.14
Class IB
Actual	1,000.00	1,046.70	5.21
Hypothetical (5% average return before expenses)	1,000.00	1,019.70	5.14
Class K
Actual	1,000.00	1,048.30	3.94
Hypothetical (5% average return before expenses)	1,000.00	1,020.94	3.89

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (5.0%)
Abacus Property Group (REIT)	16,300	$38,425
Adelaide Brighton Ltd.	16,760	54,523
AGL Energy Ltd.	38,776	566,008
ALS Ltd.	19,839	165,746
Alumina Ltd.*	107,210	136,476
Amcor Ltd.	61,465	604,506
AMP Ltd.	152,424	761,760
Ansell Ltd.	6,720	125,655
APA Group	49,489	321,526
Aquila Resources Ltd.*	11,649	37,127
Ardent Leisure Group	20,240	51,721
Aristocrat Leisure Ltd.	28,606	141,883
Arrium Ltd.	68,099	51,050
Asciano Ltd.	51,788	274,933
ASX Ltd.	10,442	350,922
Atlas Iron Ltd.	46,390	27,558
Aurizon Holdings Ltd.	96,865	454,867
Australand Property Group (REIT)	15,640	65,480
Australia & New Zealand Banking Group Ltd.	143,477	4,510,623
Automotive Holdings Group Ltd.	11,763	40,486
AWE Ltd.*	35,640	60,492
Bank of Queensland Ltd.	18,804	216,144
Beach Energy Ltd.	53,100	84,119
Beadell Resources Ltd.*	52,248	30,053
Bendigo and Adelaide Bank Ltd.	20,308	233,623
BHP Billiton Ltd.	167,819	5,680,993
BlueScope Steel Ltd.*	25,628	130,979
Boral Ltd.	43,486	215,277
Bradken Ltd.	5,143	18,428
Brambles Ltd.	77,060	667,780
Breville Group Ltd.	5,221	39,927
BWP Trust (REIT)	26,350	61,620
Cabcharge Australia Ltd.	7,330	27,924
Caltex Australia Ltd.	6,211	126,328
Cardno Ltd.	6,407	38,182
carsales.com Ltd.	9,460	94,466
CFS Retail Property Trust Group (REIT)	120,429	231,659
Challenger Ltd.	29,638	207,927
Charter Hall Group (REIT)	16,050	64,472
Charter Hall Retail REIT (REIT)	14,347	52,491
Coca-Cola Amatil Ltd.	26,027	232,169
Cochlear Ltd.	3,048	177,333
Commonwealth Bank of Australia	84,300	6,429,206
Computershare Ltd.	25,587	301,108
Cromwell Property Group (REIT)	41,473	38,129
Crown Resorts Ltd.	17,999	256,619
CSL Ltd.	25,698	1,612,635
CSR Ltd.	34,360	113,075
David Jones Ltd.	24,516	91,082
Dexus Property Group (REIT)	249,786	261,445
Domino’s Pizza Enterprises Ltd.	3,712	75,115
Downer EDI Ltd.	17,372	74,042
DUET Group	81,339	185,611
DuluxGroup Ltd.	12,951	69,121

Echo Entertainment Group Ltd.	42,163	$124,839
Envestra Ltd.	147,541	189,208
Evolution Mining Ltd.	26,052	17,196
Fairfax Media Ltd.	106,574	90,947
Federation Centres Ltd. (REIT)	63,285	148,590
FlexiGroup Ltd.	8,527	25,488
Flight Centre Travel Group Ltd.	2,610	109,396
Fortescue Metals Group Ltd.	87,410	358,541
G8 Education Ltd.	15,245	66,126
Goodman Fielder Ltd.†	91,472	58,652
Goodman Group (REIT)	78,731	374,909
GPT Group (REIT)	82,572	298,987
GrainCorp Ltd., Class A	13,054	103,398
GUD Holdings Ltd.	4,390	25,748
GWA Group Ltd.	19,840	49,202
Harvey Norman Holdings Ltd.	27,920	81,614
iiNET Ltd.	6,515	44,908
Iluka Resources Ltd.	22,381	171,577
Incitec Pivot Ltd.	84,403	230,805
Independence Group NL	13,777	56,511
Insurance Australia Group Ltd.	109,010	600,299
Investa Office Fund (REIT)	33,254	106,613
Invocare Ltd.	6,750	64,349
IOOF Holdings Ltd.	12,000	95,049
Iress Ltd.	6,640	51,279
JB Hi-Fi Ltd.	4,960	85,590
Karoon Gas Australia Ltd.*	11,310	32,741
Leighton Holdings Ltd.	6,002	111,664
Lend Lease Group	28,024	346,435
Lynas Corp., Ltd.*	98,427	12,066
M2 Group Ltd.	6,993	38,114
Macquarie Atlas Roads Group	41,781	128,829
Macquarie Group Ltd.	21,998	1,236,906
Magellan Financial Group Ltd.	9,442	97,313
McMillan Shakespeare Ltd.	2,381	20,588
Medusa Mining Ltd.*	9,830	17,102
Mermaid Marine Australia Ltd.	18,694	36,313
Mesoblast Ltd.*	7,231	30,479
Metcash Ltd.	43,877	109,227
Mineral Resources Ltd.	9,297	84,072
Mirvac Group (REIT)	307,632	517,796
Monadelphous Group Ltd.	3,603	53,374
Mount Gibson Iron Ltd.	42,690	27,776
Myer Holdings Ltd.	24,267	48,511
National Australia Bank Ltd.	122,589	3,789,214
Navitas Ltd.	10,771	72,416
Newcrest Mining Ltd.*	38,888	385,762
NRW Holdings Ltd.	20,207	17,530
Nufarm Ltd.	11,910	52,222
Oil Search Ltd.	71,001	647,410
Orica Ltd.	18,037	331,316
Origin Energy Ltd.	66,780	920,624
Orora Ltd.	61,465	82,591
OZ Minerals Ltd.	18,845	72,679
Pacific Brands Ltd.	62,010	31,867
Paladin Energy Ltd.*	47,200	13,130
PanAust Ltd.	32,656	69,284
Perpetual Ltd.	1,986	88,728
Platinum Asset Management Ltd.	15,920	94,574
Premier Investments Ltd.	5,965	47,810
Primary Health Care Ltd.	27,634	118,301

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Qantas Airways Ltd.*	124,346	$147,738
QBE Insurance Group Ltd.	62,240	637,952
Qube Holdings Ltd.	31,841	68,456
Ramsay Health Care Ltd.	14,565	624,900
REA Group Ltd.	6,495	261,576
Recall Holdings Ltd.*	15,412	69,467
Regis Resources Ltd.	24,410	37,749
Reject Shop Ltd.	1,700	13,978
Resolute Mining Ltd.*	23,620	13,698
Rio Tinto Ltd.	22,573	1,262,426
SAI Global Ltd.	10,500	50,594
Sandfire Resources NL*	5,890	34,546
Santos Ltd.	50,533	679,490
Scentre Group (REIT)*	276,786	835,185
Seek Ltd.	19,268	287,975
Senex Energy Ltd.*	64,772	42,448
Seven Group Holdings Ltd.	6,490	45,347
Seven West Media Ltd.	28,913	51,255
Shopping Centres Australasia Property Group (REIT)	37,627	61,026
Sigma Pharmaceuticals Ltd.	76,540	52,687
Sirius Resources NL*	15,306	46,762
Sirtex Medical Ltd.	3,230	51,412
Sonic Healthcare Ltd.	19,276	314,995
Southern Cross Media Group Ltd.	37,539	37,875
SP AusNet	196,073	244,975
Spark Infrastructure Group	49,327	86,049
Stockland Corp., Ltd. (REIT)	168,362	615,977
Suncorp Group Ltd.	67,752	865,027
Super Retail Group Ltd.	5,904	47,098
Sydney Airport	218,063	867,727
Tabcorp Holdings Ltd.	38,001	120,399
Tatts Group Ltd.	73,388	226,288
Telstra Corp., Ltd.	653,965	3,212,779
Ten Network Holdings Ltd.*	99,546	24,875
Toll Holdings Ltd.	38,354	184,446
TPG Telecom Ltd.	28,367	147,385
Transfield Services Ltd.*	30,870	31,583
Transpacific Industries Group Ltd.*	53,180	50,898
Transurban Group	145,618	1,014,725
Treasury Wine Estates Ltd.	35,646	168,398
UGL Ltd.	5,303	34,203
Village Roadshow Ltd.	5,218	36,213
Virgin Australia International Holdings Pty Ltd.(b)*†	96,120	—
Virtus Health Ltd.	4,442	34,179
Wesfarmers Ltd.	59,920	2,364,025
Western Areas Ltd.	9,480	41,299
Westfield Corp. (REIT)	108,835	733,776
Westpac Banking Corp.	162,655	5,196,363
Whitehaven Coal Ltd.*	29,544	39,977
Woodside Petroleum Ltd.	32,924	1,275,046
Woolworths Ltd.	64,984	2,158,164
WorleyParsons Ltd.	10,763	176,694
Wotif.com Holdings Ltd.	7,860	18,010

		66,141,549

Austria (0.3%)
Erste Group Bank AG	132,908	4,298,626

Belgium (1.5%)
Anheuser-Busch InBev N.V.	174,924	$20,096,016

Brazil (0.4%)
Banco Bradesco S.A. (Preference)	184,810	2,684,952
Itau Unibanco Holding S.A. (Preference) (ADR)	184,694	2,655,899

		5,340,851

Canada (0.3%)
Barrick Gold Corp.	92,456	1,691,945
Potash Corp. of Saskatchewan, Inc.	58,513	2,221,153

		3,913,098

Denmark (0.7%)
Novo Nordisk A/S, Class B	207,043	9,529,184

France (12.5%)
Accor S.A.	69,800	3,630,976
Air Liquide S.A.	53,958	7,285,030
Airbus Group N.V.	60,081	4,026,241
AXA S.A.‡	199,683	4,772,650
BNP Paribas S.A.	104,318	7,077,138
Carrefour S.A.	64,096	2,364,434
Cie de Saint-Gobain S.A.	156,123	8,808,773
Danone S.A.	138,834	10,311,317
Essilor International S.A.	88,116	9,344,903
GDF Suez S.A.	147,799	4,068,873
J.C. Decaux S.A.	68,080	2,540,298
Legrand S.A.	73,868	4,519,774
L’Oreal S.A.	56,386	9,716,797
LVMH Moet Hennessy Louis Vuitton S.A.	46,362	8,938,475
Orange S.A.	206,212	3,254,269
Pernod-Ricard S.A.	60,210	7,230,475
Sanofi S.A.	116,681	12,395,057
Schneider Electric SE	184,556	17,373,986
Societe Generale S.A.	83,557	4,376,930
Total S.A.	234,248	16,929,490
Unibail-Rodamco SE (REIT)	34,261	9,966,792
Vinci S.A.	53,943	4,032,983
Vivendi S.A.*	135,023	3,303,931

		166,269,592

Germany (9.8%)
Allianz SE (Registered)	95,242	15,871,490
BASF SE	93,815	10,923,029
Bayer AG (Registered)	85,157	12,027,855
Bayerische Motoren Werke (BMW) AG	34,457	4,369,994
Daimler AG (Registered)	178,236	16,693,605
Deutsche Bank AG (Registered)	134,656	4,737,759
Deutsche Post AG (Registered)	98,683	3,568,694
Deutsche Telekom AG (Registered)	318,886	5,589,128
E.ON SE	214,322	4,425,544
Fresenius Medical Care AG & Co. KGaA	35,199	2,366,039
Fresenius SE & Co. KGaA	22,530	3,359,601
Linde AG	38,702	8,230,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Muenchener Rueckversicherungs AG (Registered)	17,375	$3,851,858
RWE AG	51,876	2,227,975
SAP AG	214,514	16,566,599
Siemens AG (Registered)	85,724	11,321,482
Volkswagen AG (Preference)	13,915	3,654,521

		129,785,242

Hong Kong (0.5%)
Cheung Kong Holdings Ltd.	312,000	5,535,198
Hang Lung Properties Ltd.	383,000	1,181,062

		6,716,260

Ireland (1.0%)
CRH plc (BATS Europe Exchange)	89,311	2,291,781
CRH plc (EURO OTC Exchange)	259,281	6,660,440
Experian plc	58,990	997,440
Henderson Group plc (CDI)	22,047	89,394
James Hardie Industries plc (CDI)	23,856	311,331
Shire plc	31,664	2,476,472

		12,826,858

Italy (2.4%)
Assicurazioni Generali S.p.A.	143,847	3,153,485
Enel S.p.A.	684,042	3,984,546
Eni S.p.A.	288,683	7,897,967
Intesa Sanpaolo S.p.A.	2,974,521	9,188,714
Pirelli & C. S.p.A.	172,201	2,763,516
UniCredit S.p.A.	581,087	4,865,598

		31,853,826

Japan (14.9%)
77 Bank Ltd.	14,000	73,797
A&A Material Corp.*	2,000	2,231
A&D Co., Ltd.	1,200	6,539
ABC-Mart, Inc.	1,400	74,903
Accordia Golf Co., Ltd.	4,000	53,067
Accretive Co., Ltd.*	1,000	2,073
Achilles Corp.	10,000	14,708
Acom Co., Ltd.*	14,600	69,465
Adastria Holdings Co., Ltd.	1,030	24,178
ADEKA Corp.	5,100	68,416
Aderans Co., Ltd.	1,300	20,378
Advan Co., Ltd.	700	7,808
Advanex, Inc.	2,000	3,396
Advantest Corp.	5,600	69,209
Aeon Co., Ltd.	29,700	365,295
Aeon Delight Co., Ltd.	1,400	33,858
Aeon Fantasy Co., Ltd.	400	5,149
AEON Financial Service Co., Ltd.	3,400	88,906
Aeon Hokkaido Corp.	900	5,455
Aeon Mall Co., Ltd.	3,960	104,331
AGORA Hospitality Group Co., Ltd.*	5,000	2,172
Agrex, Inc.	200	2,168
Ai Holdings Corp.	2,100	38,204
Aica Kogyo Co., Ltd.	3,700	79,037
Aichi Bank Ltd.	400	20,927

Aichi Corp.	2,100	$9,909
Aichi Steel Corp.	6,000	23,928
Aichi Tokei Denki Co., Ltd.	1,000	2,991
Aida Engineering Ltd.	3,300	33,324
Aiful Corp.*	12,300	79,284
Aigan Co., Ltd.*	900	2,505
Ain Pharmaciez, Inc.	500	24,110
Aiphone Co., Ltd.	800	15,944
Air Water, Inc.	6,000	95,948
Airport Facilities Co., Ltd.	1,200	8,398
Airtech Japan Ltd.	300	1,424
Aisan Industry Co., Ltd.	1,500	13,341
Aisin Seiki Co., Ltd.	7,600	302,335
Ajinomoto Co., Inc.	25,000	391,886
Akebono Brake Industry Co., Ltd.	5,700	28,696
Akita Bank Ltd.	8,000	22,111
Alconix Corp.	200	5,384
Alfresa Holdings Corp.	2,000	128,918
Alpen Co., Ltd.	700	12,299
Alpha Corp.	300	3,056
Alpha Systems, Inc.	360	5,533
Alpine Electronics, Inc.	2,400	33,831
Alps Electric Co., Ltd.	5,000	64,163
Altech Co., Ltd.	500	1,254
Altech Corp.	500	5,597
Amada Co., Ltd.	13,000	132,175
Amano Corp.	3,400	38,764
Amuse, Inc.	300	6,003
ANA Holdings, Inc.	188,000	443,532
Anest Iwata Corp.	2,000	14,175
Anritsu Corp.	5,000	56,167
AOI Pro, Inc.	500	3,336
AOKI Holdings, Inc.	2,200	31,120
Aomori Bank Ltd.	9,000	25,941
Aoyama Trading Co., Ltd.	3,100	84,825
Aozora Bank Ltd.	26,000	85,465
Arakawa Chemical Industries Ltd.	1,000	13,218
Araya Industrial Co., Ltd.	2,000	3,080
Arcland Sakamoto Co., Ltd.	700	14,870
Arcs Co., Ltd.	1,500	31,701
Argo Graphics, Inc.	400	6,981
Ariake Japan Co., Ltd.	1,100	28,948
Arisawa Manufacturing Co., Ltd.	2,000	14,491
Arrk Corp.*	4,200	7,380
As One Corp.	800	24,836
Asahi Co., Ltd.	500	7,201
Asahi Diamond Industrial Co., Ltd.	4,000	63,452
Asahi Glass Co., Ltd.	48,000	282,869
Asahi Group Holdings Ltd.	19,600	615,251
Asahi Kasei Corp.	56,000	428,409
Asahi Kogyosha Co., Ltd.	1,000	3,978
Asahi Net, Inc.	1,000	5,133
Asahi Organic Chemicals Industry Co., Ltd.	4,000	8,647
Asanuma Corp.*	4,000	4,936
Asatsu-DK, Inc.	2,000	54,035
Ashimori Industry Co., Ltd.*	3,000	4,679
Asics Corp.	7,800	181,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

ASKA Pharmaceutical Co., Ltd.	1,000	$11,786
ASKUL Corp.	900	24,191
Astellas Pharma, Inc.	103,000	1,353,270
Asunaro Aoki Construction Co., Ltd.	500	3,040
Atsugi Co., Ltd.	11,000	12,053
Autobacs Seven Co., Ltd.	4,500	75,515
Avex Group Holdings, Inc.	2,300	40,526
Awa Bank Ltd.	10,000	56,858
Axell Corp.	400	5,986
Axial Retailing, Inc.	700	11,063
Azbil Corp.	2,300	58,871
Azuma Shipping Co., Ltd.	600	1,564
Bando Chemical Industries Ltd.	4,000	16,386
Bank of Iwate Ltd.	800	39,366
Bank of Kyoto Ltd.	13,000	118,188
Bank of Nagoya Ltd.	11,000	43,759
Bank of Okinawa Ltd.	900	38,912
Bank of Saga Ltd.	7,000	16,169
Bank of the Ryukyus Ltd.	2,500	35,832
Bank of Yokohama Ltd.	53,000	305,010
Belc Co., Ltd.	600	14,173
Belluna Co., Ltd.	3,000	15,133
Benesse Holdings, Inc.	2,400	104,121
Best Denki Co., Ltd.	3,500	5,044
Bic Camera, Inc.	3,000	23,247
BML, Inc.	700	27,087
Bookoff Corp.	700	5,708
BP Castrol KK	500	3,341
Bridgestone Corp.	29,000	1,014,807
Brother Industries Ltd.	9,700	168,042
Bunka Shutter Co., Ltd.	3,000	26,060
CAC Holdings Corp.	700	8,029
Calbee, Inc.	4,200	115,836
Calsonic Kansei Corp.	6,000	39,978
Can Do Co., Ltd.	1,000	15,715
Canare Electric Co., Ltd.	100	1,588
Canon Electronics, Inc.	1,100	20,718
Canon Marketing Japan, Inc.	4,000	75,060
Canon, Inc.	55,600	1,808,969
Capcom Co., Ltd.	2,600	44,067
Carlit Holdings Co., Ltd.	1,000	5,923
Casio Computer Co., Ltd.	6,500	94,319
Cawachi Ltd.	800	15,273
Central Glass Co., Ltd.	12,000	44,183
Central Japan Railway Co.	7,600	1,084,053
Central Security Patrols Co., Ltd.	500	5,755
Central Sports Co., Ltd.	400	6,314
Century Tokyo Leasing Corp.	2,800	94,526
CFS Corp.	1,000	5,222
Chiba Bank Ltd.	31,000	218,795
Chiba Kogyo Bank Ltd.	2,300	17,868
Chino Corp.	2,000	4,876
Chiyoda Co., Ltd.	1,600	35,836
Chiyoda Corp.	9,000	109,007
Chiyoda Integre Co., Ltd.	400	6,124
Chofu Seisakusho Co., Ltd.	1,200	32,089
Chori Co., Ltd.	800	9,721
Chubu Electric Power Co., Inc.*	29,200	362,892
Chubu Shiryo Co., Ltd.	1,200	7,735
Chudenko Corp.	2,000	31,450

Chuetsu Pulp & Paper Co., Ltd.	4,000	$7,581
Chugai Pharmaceutical Co., Ltd.	10,600	298,732
Chugai Ro Co., Ltd.	4,000	8,963
Chugoku Bank Ltd.	8,000	123,034
Chugoku Electric Power Co., Inc.	11,600	158,247
Chugoku Marine Paints Ltd.	3,000	21,677
Chugokukogyo Co., Ltd.	100	784
Chukyo Bank Ltd.	5,000	9,032
Chuo Spring Co., Ltd.	1,000	3,070
Citizen Holdings Co., Ltd.	6,500	51,009
CKD Corp.	3,400	32,757
Clarion Co., Ltd.*	6,000	16,051
Cleanup Corp.	1,200	10,756
CMIC Holdings Co., Ltd.	400	6,543
CMK Corp.	2,400	6,444
Coca-Cola Central Japan Co., Ltd.	2,764	70,283
Coca-Cola West Co., Ltd.	4,200	72,470
Cocokara fine, Inc.	1,100	33,444
Colowide Co., Ltd.	4,000	50,027
Computer Engineering & Consulting Ltd.	800	5,520
Computer Institute of Japan Ltd.	1,200	5,378
COMSYS Holdings Corp.	3,400	63,197
CONEXIO Corp.	1,000	8,756
Co-Op Chemical Co., Ltd.*	1,000	1,135
Core Corp.	400	2,950
Corona Corp.	500	5,607
Cosel Co., Ltd.	1,800	23,703
Cosmo Oil Co., Ltd.	15,000	32,131
Cosmos Pharmaceutical Corp.	900	94,971
Create Medic Co., Ltd.	300	3,000
Create SD Holdings Co., Ltd.	500	17,126
Credit Saison Co., Ltd.	7,300	151,902
Cresco Ltd.	300	3,859
CTI Engineering Co., Ltd.	700	7,794
Cybernet Systems Co., Ltd.	1,000	3,682
Cybozu, Inc.	2,000	7,700
Dai Nippon Printing Co., Ltd.	25,000	261,093
Dai Nippon Toryo Co., Ltd.	7,000	11,125
Daibiru Corp.	3,600	36,816
Daicel Corp.	10,000	95,553
Dai-Dan Co., Ltd.	1,000	5,972
Daido Kogyo Co., Ltd.	2,000	5,113
Daido Metal Co., Ltd.	1,000	12,596
Daido Steel Co., Ltd.	12,000	61,359
Daidoh Ltd.	1,600	9,018
Daiei, Inc.*	5,650	17,066
Daifuku Co., Ltd.	5,000	70,085
Daihatsu Motor Co., Ltd.	9,000	160,002
Daihen Corp.	6,000	28,014
Daiho Corp.	4,000	14,807
Daiichi Chuo KK*	8,000	7,502
Daiichi Jitsugyo Co., Ltd.	2,000	9,417
Dai-ichi Life Insurance Co., Ltd.	46,500	692,646
Daiichi Sankyo Co., Ltd.	28,600	533,577
Daiken Corp.	5,000	14,214
Daiken Medical Co., Ltd.	200	3,708
Daiki Aluminium Industry Co., Ltd.	2,000	5,923
Daikin Industries Ltd.	12,100	763,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Daikoku Denki Co., Ltd.	500	$8,307
Daikyo, Inc.	10,000	23,493
Dainichi Co., Ltd.	600	4,466
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	18,953
Dainippon Screen Manufacturing Co., Ltd.	11,000	51,360
Daio Paper Corp.	5,000	45,309
Daiohs Corp.	200	1,856
Daisan Bank Ltd.	7,000	12,369
Daiseki Co., Ltd.	1,900	34,041
Daishi Bank Ltd.	16,000	60,017
Daiso Co., Ltd.	5,000	18,311
Daisue Construction Co., Ltd.*	4,000	3,988
Daisyo Corp.	600	8,108
Daito Bank Ltd.	7,000	8,499
Daito Electron Co., Ltd.	500	2,088
Daito Trust Construction Co., Ltd.	3,600	423,237
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	740
Daiwa House Industry Co., Ltd.	26,000	538,966
Daiwa Industries Ltd.	1,000	6,890
Daiwa Odakyu Construction Co., Ltd.	500	1,718
Daiwa Securities Group, Inc.	88,000	761,818
Daiwabo Holdings Co., Ltd.	14,100	27,419
Daiyu Eight Co., Ltd.	100	677
Danto Holdings Corp.*	1,000	1,194
DC Co., Ltd.	1,300	6,660
DCM Holdings Co., Ltd.	5,800	41,909
DeNA Co., Ltd.	4,000	54,094
Denki Kagaku Kogyo KK	22,000	84,478
Denki Kogyo Co., Ltd.	3,000	20,048
Denso Corp.	21,900	1,045,225
Dentsu, Inc.	101,000	4,112,581
Denyo Co., Ltd.	1,100	17,102
Descente Ltd.	3,000	26,889
DIC Corp.	40,000	106,609
Dijet Industrial Co., Ltd.	1,000	1,520
Disco Corp.	1,300	87,261
DKS Co., Ltd.	2,000	7,996
Don Quijote Holdings Co., Ltd.	2,300	128,276
Doshisha Co., Ltd.	1,000	17,600
Doutor Nichires Holdings Co., Ltd.	2,100	37,189
Dowa Holdings Co., Ltd.	9,000	84,932
Dr. Ci:Labo Co., Ltd.	1,000	37,757
DTS Corp.	1,100	20,435
Dunlop Sports Co., Ltd.	1,000	12,102
Duskin Co., Ltd.	3,600	69,687
Dwango Co., Ltd.	200	5,267
Dydo Drinco, Inc.	500	22,901
Dynic Corp.	2,000	3,179
Eagle Industry Co., Ltd.	1,000	17,847
Earth Chemical Co., Ltd.	900	34,648
East Japan Railway Co.	16,800	1,323,204
Ebara Corp.	17,000	107,398
Ebara Jitsugyo Co., Ltd.	300	4,300
Ebara-Udylite Co., Ltd.	100	6,712
Echo Trading Co., Ltd.	300	2,106

Econach Holdings Co., Ltd.*	3,000	$1,421
Eco’s Co., Ltd.	400	2,957
EDION Corp.	4,400	30,534
Ehime Bank Ltd.	7,000	16,376
Eighteenth Bank Ltd.	7,000	18,173
Eiken Chemical Co., Ltd.	1,000	17,334
Eisai Co., Ltd.	11,100	465,016
Eizo Corp.	1,000	26,563
Electric Power Development Co., Ltd.	5,200	168,876
Elematec Corp.	900	17,040
Emori & Co., Ltd.	200	3,824
Enplas Corp.	600	43,710
Enshu Ltd.*	2,000	2,507
EPS Corp.	2,000	25,685
ESPEC Corp.	1,200	10,483
Excel Co., Ltd.	600	11,152
Exedy Corp.	1,500	44,568
Ezaki Glico Co., Ltd.	5,000	79,512
Faith, Inc.	400	4,229
Falco SD Holdings Co., Ltd.	600	7,386
FamilyMart Co., Ltd.	3,200	137,881
Fancl Corp.	2,500	30,058
FANUC Corp.	60,700	10,467,687
Fast Retailing Co., Ltd.	2,000	658,013
FCC Co., Ltd.	1,800	33,831
Felissimo Corp.	300	3,222
FIDEA Holdings Co., Ltd.	7,000	14,442
First Baking Co., Ltd.*	1,000	1,194
Foster Electric Co., Ltd.	1,100	15,028
FP Corp.	1,200	41,814
France Bed Holdings Co., Ltd.	8,000	14,688
F-Tech, Inc.	400	5,267
Fudo Tetra Corp.	9,800	18,961
Fuji Co., Ltd.	1,300	27,282
Fuji Corp., Ltd.	1,200	7,522
Fuji Electric Co., Ltd.	30,000	142,145
Fuji Electronics Co., Ltd.	600	7,682
Fuji Heavy Industries Ltd.	28,000	775,283
Fuji Kiko Co., Ltd.	1,000	4,176
Fuji Kosan Co., Ltd.	400	2,574
Fuji Kyuko Co., Ltd.	3,000	34,174
Fuji Media Holdings, Inc.	7,700	133,774
Fuji Oil Co., Ltd.	6,600	58,048
Fuji Seal International, Inc.	1,200	37,313
Fuji Soft, Inc.	1,600	35,568
Fujibo Holdings, Inc.	5,000	13,968
Fujicco Co., Ltd.	1,000	12,556
Fujifilm Holdings Corp.	20,470	570,828
Fujikura Kasei Co., Ltd.	1,600	8,339
Fujikura Ltd.	18,000	87,597
Fujikura Rubber Ltd.	800	7,241
Fujimi, Inc.	1,100	15,451
Fujimori Kogyo Co., Ltd.	900	29,229
Fujita Kanko, Inc.	3,000	10,957
Fujitec Co., Ltd.	3,000	31,746
Fujitsu General Ltd.	2,000	22,052
Fujitsu Ltd.	82,000	614,363
Fujiya Co., Ltd.	7,000	13,820
FuKoKu Co., Ltd.	500	4,891
Fukuda Corp.	1,000	5,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Fukui Bank Ltd.	10,000	$24,579
Fukui Computer Holdings, Inc.	200	1,714
Fukuoka Financial Group, Inc.	30,000	144,810
Fukushima Bank Ltd.	15,000	13,030
Fukushima Industries Corp.	600	9,595
Fukuyama Transporting Co., Ltd.	8,000	46,039
Fullcast Holdings Co., Ltd.	1,000	4,442
Funai Consulting, Inc.	1,300	11,382
Funai Electric Co., Ltd.	1,100	11,086
Furukawa Co., Ltd.	21,000	42,703
Furukawa Electric Co., Ltd.	31,000	65,791
Furusato Industries Ltd.	700	8,769
Fuso Pharmaceutical Industries Ltd.	4,000	12,833
Futaba Corp.	2,100	35,966
Futaba Industrial Co., Ltd.	3,500	15,996
Future Architect, Inc.	1,000	5,854
Fuyo General Lease Co., Ltd.	1,100	49,188
G-7 Holdings, Inc.	300	2,754
Gakken Holdings Co., Ltd.	5,000	13,918
Gakujo Co., Ltd.	400	4,051
Gecoss Corp.	800	8,860
Genki Sushi Co., Ltd.	300	5,627
Geo Holdings Corp.	2,000	17,413
GLOBERIDE, Inc.	5,000	6,318
Glory Ltd.	3,400	110,755
GMO Internet, Inc.	3,400	38,429
Godo Steel Ltd.	7,000	11,194
Goldcrest Co., Ltd.	1,100	24,160
Goldwin, Inc.	2,000	8,943
Gree, Inc.	5,100	44,705
GS Yuasa Corp.	14,000	89,137
GSI Creos Corp.	3,000	4,531
Gulliver International Co., Ltd.	3,300	27,102
Gun-Ei Chemical Industry Co., Ltd.	3,000	12,438
Gunma Bank Ltd.	22,000	130,082
Gunze Ltd.	8,000	22,980
Gurunavi, Inc.	2,000	33,917
H2O Retailing Corp.	9,520	73,769
Hachijuni Bank Ltd.	10,000	61,892
Hakudo Co., Ltd.	400	3,723
Hakuhodo DY Holdings, Inc.	10,600	105,262
Hakuto Co., Ltd.	700	7,435
Hakuyosha Co., Ltd.	1,000	2,369
Hamakyorex Co., Ltd.	300	9,062
Hamamatsu Photonics KK	3,000	147,179
Hankyu Hanshin Holdings, Inc.	55,000	313,805
Hanwa Co., Ltd.	11,000	47,559
Happinet Corp.	600	9,944
Hard Off Corp. Co., Ltd.	500	4,343
Harima Chemicals, Inc.	1,100	5,027
Haruyama Trading Co., Ltd.	500	3,549
Haseko Corp.	10,500	84,473
Hayashikane Sangyo Co., Ltd.*	4,000	3,040
Hazama Ando Corp.	7,520	45,355
Heiwa Corp.	2,600	57,721
Heiwa Real Estate Co., Ltd.	1,800	28,944
Heiwado Co., Ltd.	2,400	36,744
Helios Techno Holdings Co., Ltd.	1,100	3,431
Hibiya Engineering Ltd.	1,800	28,962

Hiday Hidaka Corp.	720	$16,652
Higashi-Nippon Bank Ltd.	6,000	15,281
Higo Bank Ltd.	9,000	50,106
Hikari Tsushin, Inc.	900	67,963
Hino Motors Ltd.	12,000	165,244
Hioki EE Corp.	500	7,857
Hirakawa Hewtech Corp.	200	1,745
Hirose Electric Co., Ltd.	1,500	222,842
Hiroshima Bank Ltd.	29,000	138,552
HIS Co., Ltd.	2,600	83,925
Hisaka Works Ltd.	1,000	9,289
Hisamitsu Pharmaceutical Co., Inc.	2,600	116,263
Hitachi Capital Corp.	1,200	33,570
Hitachi Chemical Co., Ltd.	4,600	76,103
Hitachi Construction Machinery Co., Ltd.	4,200	83,664
Hitachi High-Technologies Corp.	1,800	42,821
Hitachi Koki Co., Ltd.	3,300	28,536
Hitachi Kokusai Electric, Inc.	2,000	27,699
Hitachi Ltd.	214,640	1,572,113
Hitachi Metals Ltd.	6,400	96,911
Hitachi Transport System Ltd.	2,100	32,753
Hitachi Zosen Corp.	5,100	26,229
Hochiki Corp.	1,000	7,394
Hodogaya Chemical Co., Ltd.	2,000	3,751
Hogy Medical Co., Ltd.	600	32,516
Hokkaido Electric Power Co., Inc.*	7,100	54,877
Hokkaido Gas Co., Ltd.	2,000	5,627
Hokkan Holdings Ltd.	3,000	8,618
Hokko Chemical Industry Co., Ltd.	1,000	3,869
Hokkoku Bank Ltd.	14,000	48,092
Hokuetsu Bank Ltd.	13,000	27,077
Hokuetsu Kishu Paper Co., Ltd.	8,000	35,773
Hokuhoku Financial Group, Inc.	68,000	144,988
Hokuriku Electric Industry Co., Ltd.	4,000	6,554
Hokuriku Electric Power Co.	7,800	103,405
Hokushin Co., Ltd.	800	1,074
Hokuto Corp.	1,400	27,750
Honda Motor Co., Ltd.	83,100	2,901,384
Honeys Co., Ltd.	1,080	10,341
Hoosiers Holdings Co., Ltd.	2,000	10,365
Horiba Ltd.	2,100	75,352
Hoshizaki Electric Co., Ltd.	1,500	74,774
Hosiden Corp.	3,000	18,716
Hosokawa Micron Corp.	2,000	12,556
House Foods Group, Inc.	3,600	67,483
House of Rose Co., Ltd.	100	1,367
Howa Machinery Ltd.	600	4,549
Hoya Corp.	21,800	724,335
Hulic Co., Ltd.	14,800	195,035
Hurxley Corp.	300	2,470
Hyakugo Bank Ltd.	11,000	45,822
Hyakujushi Bank Ltd.	14,000	50,442
Ibiden Co., Ltd.	4,300	86,590
IBJ Leasing Co., Ltd.	1,700	44,789
Ichibanya Co., Ltd.	400	16,742
Ichiken Co., Ltd.	1,000	1,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ichikoh Industries Ltd.	2,000	$3,179
Ichinen Holdings Co., Ltd.	1,300	10,343
Ichiyoshi Securities Co., Ltd.	2,700	38,086
Icom, Inc.	600	14,777
Idec Corp.	1,400	13,447
Idemitsu Kosan Co., Ltd.	3,200	69,525
Ihara Chemical Industry Co., Ltd.	2,000	16,544
IHI Corp.	58,000	270,233
Iida Group Holdings Co., Ltd.	5,976	90,786
Iino Kaiun Kaisha Ltd.	5,900	33,663
Ikegami Tsushinki Co., Ltd.	3,000	3,317
Ikyu Corp.	1,000	13,780
Imasen Electric Industrial Co., Ltd.	800	11,719
Impress Holdings, Inc.	1,000	1,224
Inaba Denki Sangyo Co., Ltd.	1,400	47,194
Inaba Seisakusho Co., Ltd.	600	8,878
Inabata & Co., Ltd.	3,200	30,072
Inageya Co., Ltd.	1,000	10,118
INES Corp.	1,600	12,114
I-Net Corp.	500	4,161
Information Services International- Dentsu Ltd.	700	8,741
INPEX Corp.	47,200	717,516
Intage Holdings, Inc.	600	8,173
Internet Initiative Japan, Inc.	700	17,199
Inui Steamship Co., Ltd.	1,400	4,630
I’rom Holdings Co., Ltd.*	300	2,194
Iseki & Co., Ltd.	13,000	34,135
Isetan Mitsukoshi Holdings Ltd.	16,800	218,903
Ishihara Sangyo Kaisha Ltd.*	21,000	18,657
Ishii Iron Works Co., Ltd.	1,000	2,349
Ishikawa Seisakusho Ltd.*	2,000	2,310
Ishizuka Glass Co., Ltd.	1,000	1,974
Isuzu Motors Ltd.	50,000	330,685
IT Holdings Corp.	4,000	68,703
Itfor, Inc.	1,300	5,659
Ito En Ltd.	3,000	76,906
ITOCHU Corp.	70,800	909,242
Itochu Enex, Co., Ltd.	2,700	19,403
ITOCHU Techno-Solutions Corp.	1,200	52,179
Itochu-Shokuhin Co., Ltd.	300	10,631
Itoham Foods, Inc.	7,000	30,956
Itoki Corp.	2,600	20,044
IwaiCosmo Holdings, Inc.	1,100	12,748
Iwaki & Co., Ltd.	1,000	2,004
Iwasaki Electric Co., Ltd.	4,000	9,476
Iwatani Corp.	13,000	92,138
Iwatsu Electric Co., Ltd.	5,000	4,541
Iyo Bank Ltd.	10,000	101,081
Izumi Co., Ltd.	1,700	53,867
Izutsuya Co., Ltd.*	6,000	4,264
J. Front Retailing Co., Ltd.	19,000	133,350
Jaccs Co., Ltd.	8,000	41,222
Jafco Co., Ltd.	1,600	69,967
Jalux, Inc.	300	3,503
Janome Sewing Machine Co., Ltd.*	12,000	10,779
Japan Airlines Co., Ltd.	9,000	497,508
Japan Airport Terminal Co., Ltd.	7,900	234,337

Japan Asia Investment Co., Ltd.*	8,000	$7,344
Japan Aviation Electronics Industry Ltd.	2,000	43,019
Japan Bridge Corp.	900	1,315
Japan Cash Machine Co., Ltd.	1,100	19,588
Japan Digital Laboratory Co., Ltd.	1,000	17,660
Japan Drilling Co., Ltd.	300	15,695
Japan Electronic Materials Corp.	500	2,448
Japan Exchange Group, Inc.	10,000	246,286
Japan Foods Co., Ltd.	100	1,200
Japan Foundation Engineering Co., Ltd.	1,700	5,857
Japan Medical Dynamic Marketing, Inc.	1,000	3,682
Japan Oil Transportation Co., Ltd.	1,000	2,270
Japan Petroleum Exploration Co.	1,700	70,900
Japan Pulp & Paper Co., Ltd.	6,000	20,019
Japan Radio Co., Ltd.*	3,000	13,000
Japan Securities Finance Co., Ltd.	5,546	34,490
Japan Steel Works Ltd.	16,000	70,125
Japan Tobacco, Inc.	257,964	9,403,890
Japan Transcity Corp.	2,000	6,554
Japan Vilene Co., Ltd.	1,000	5,636
Japan Wool Textile Co., Ltd.	4,000	31,509
Jastec Co., Ltd.	700	5,321
JBCC Holdings, Inc.	1,000	8,025
Jeans Mate Corp.*	300	628
Jeol Ltd.	4,000	15,952
JFE Holdings, Inc.	23,244	479,771
JGC Corp.	11,000	334,218
JK Holdings Co., Ltd.	1,100	5,972
JMS Co., Ltd.	1,000	2,961
Joban Kosan Co., Ltd.	3,000	4,442
J-Oil Mills, Inc.	5,000	16,238
Joshin Denki Co., Ltd.	2,000	17,926
Joyo Bank Ltd.	28,000	149,252
JSP Corp.	800	14,365
JSR Corp.	8,100	138,965
JTEKT Corp.	10,500	176,926
Juki Corp.*	7,000	15,823
Juroku Bank Ltd.	15,000	56,118
JVC Kenwood Corp.*	5,800	12,195
JX Holdings, Inc.	99,900	534,483
K&O Energy Group, Inc.	500	7,403
K.R.S. Corp.	300	3,098
kabu.com Securities Co., Ltd.	4,900	24,136
Kadokawa Corp.	1,100	34,855
Kaga Electronics Co., Ltd.	1,200	14,534
Kagome Co., Ltd.	2,200	38,938
Kagoshima Bank Ltd.	7,000	47,263
Kajima Corp.	37,000	163,625
Kakaku.com, Inc.	8,000	140,171
Kaken Pharmaceutical Co., Ltd.	5,000	105,819
Kamei Corp.	1,000	7,670
Kamigumi Co., Ltd.	11,000	101,199
Kanaden Corp.	1,000	7,127
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,094
Kanamoto Co., Ltd.	1,000	39,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kandenko Co., Ltd.	6,000	$34,885
Kaneka Corp.	13,000	81,358
Kanematsu Corp.	27,000	48,507
Kanematsu Electronics Ltd.	700	9,888
Kanematsu-NNK Corp.*	1,000	1,471
Kansai Electric Power Co., Inc.*	35,600	335,600
Kansai Paint Co., Ltd.	12,000	200,543
Kansai Urban Banking Corp.	17,000	20,808
Kanto Denka Kogyo Co., Ltd.*	2,000	5,054
Kao Corp.	24,300	956,360
Kappa Create Holdings Co., Ltd.	1,800	18,710
Kasai Kogyo Co., Ltd.	1,000	7,769
Kasumi Co., Ltd.	2,500	18,262
Katakura Industries Co., Ltd.	1,400	18,021
Kato Sangyo Co., Ltd.	1,700	38,277
Kato Works Co., Ltd.	2,000	14,214
KAWADA Technologies, Inc.	200	11,233
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	8,213
Kawasaki Heavy Industries Ltd.	67,000	255,288
Kawasaki Kisen Kaisha Ltd.	39,000	81,615
KDDI Corp.	28,300	1,726,131
Keihan Electric Railway Co., Ltd.	16,000	67,124
Keihanshin Building Co., Ltd.	1,400	7,601
Keihin Co., Ltd.	2,000	3,021
Keihin Corp.	2,500	39,731
Keikyu Corp.	21,000	188,638
Keio Corp.	23,000	180,722
Keisei Electric Railway Co., Ltd.	12,000	119,520
Keiyo Bank Ltd.	5,000	25,369
Keiyo Co., Ltd.	2,200	10,685
Kenedix, Inc.*	8,700	43,369
Kewpie Corp.	2,800	45,577
Key Coffee, Inc.	1,200	19,095
Keyence Corp.	2,290	999,028
Kikkoman Corp.	9,000	187,454
Kimoto Co., Ltd.	2,200	8,643
Kimura Chemical Plants Co., Ltd.	1,100	5,679
Kimura Unity Co., Ltd.	200	1,868
Kinden Corp.	5,000	48,616
King Jim Co., Ltd.	1,000	7,344
Kinki Nippon Tourist Co., Ltd.*	4,000	7,660
Kinki Sharyo Co., Ltd.	1,000	3,100
Kintetsu Corp.	78,000	284,112
Kintetsu Department Store Co., Ltd.*	11,000	41,587
Kintetsu World Express, Inc.	1,100	46,691
Kinugawa Rubber Industrial Co., Ltd.	3,000	15,310
Kirin Holdings Co., Ltd.	42,000	606,545
Kirindo Co., Ltd.	500	3,396
Kisoji Co., Ltd.	1,400	27,584
Kissei Pharmaceutical Co., Ltd.	2,600	62,238
Kitagawa Iron Works Co., Ltd.	5,000	8,588
Kita-Nippon Bank Ltd.	300	7,777
Kitano Construction Corp.	3,000	7,640
Kitazawa Sangyo Co., Ltd.	1,000	1,806
Kitz Corp.	5,100	28,645
Koa Corp.	1,500	15,147
Koatsu Gas Kogyo Co., Ltd.	1,000	6,021

Kobayashi Pharmaceutical Co., Ltd.	1,300	$82,513
Kobayashi Yoko Co., Ltd.	300	746
Kobe Steel Ltd.	118,000	177,049
Kohnan Shoji Co., Ltd.	1,100	11,130
Kohsoku Corp.	700	6,454
Koito Manufacturing Co., Ltd.	4,000	102,463
Kojima Co., Ltd.	1,500	4,605
Kokuyo Co., Ltd.	6,400	53,636
KOMAIHALTEC, Inc.	2,000	5,607
Komatsu Ltd.	147,190	3,417,313
Komatsu Seiren Co., Ltd.	2,000	11,609
Komatsu Wall Industry Co., Ltd.	400	10,633
Komeri Co., Ltd.	1,600	41,806
Komori Corp.	3,400	43,329
Konaka Co., Ltd.	1,400	10,959
Konami Corp.	4,600	101,667
Konica Minolta, Inc.	21,000	207,502
Konishi Co., Ltd.	1,000	21,263
Kosaido Co., Ltd.	900	3,989
Kose Corp.	1,200	45,842
Kosei Securities Co., Ltd.	2,000	4,679
Kourakuen Corp.	700	9,556
Krosaki Harima Corp.	2,000	4,758
K’s Holdings Corp.	1,700	49,303
Kubota Corp.	50,000	708,751
Kumagai Gumi Co., Ltd.*	10,000	25,566
Kumiai Chemical Industry Co., Ltd.	2,000	12,852
Kura Corp.	600	16,222
Kurabo Industries Ltd.	12,000	21,796
Kuraray Co., Ltd.	14,900	188,851
Kuraudia Co., Ltd.	100	1,203
Kureha Corp.	8,000	43,670
Kurimoto Ltd.	6,000	14,155
Kurita Water Industries Ltd.	5,000	115,838
Kuroda Electric Co., Ltd.	1,600	24,670
KYB Co., Ltd.	7,000	32,960
Kyocera Corp.	15,200	721,402
Kyodo Printing Co., Ltd.	3,000	10,098
Kyodo Shiryo Co., Ltd.	4,000	4,067
Kyoei Sangyo Co., Ltd.	1,000	1,895
Kyoei Steel Ltd.	1,300	23,586
Kyoei Tanker Co., Ltd.	1,000	2,053
Kyokuto Boeki Kaisha Ltd.	1,000	2,103
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	33,897
Kyokuto Securities Co., Ltd.	1,600	27,718
Kyokuyo Co., Ltd.	5,000	12,833
KYORIN Holdings, Inc.	3,000	61,715
Kyoritsu Maintenance Co., Ltd.	500	20,804
Kyoritsu Printing Co., Ltd.	1,000	2,882
Kyosan Electric Manufacturing Co., Ltd.	2,000	7,364
Kyoto Kimono Yuzen Co., Ltd.	700	7,069
Kyowa Electronics Instruments Co., Ltd.	1,000	5,380
Kyowa Exeo Corp.	4,900	69,748
Kyowa Hakko Kirin Co., Ltd.	10,000	135,334
Kyowa Leather Cloth Co., Ltd.	700	3,386
Kyudenko Corp.	2,000	19,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kyushu Electric Power Co., Inc.	19,200	$216,250
Land Business Co., Ltd.	1,000	4,047
LAND Co., Ltd.*	1,300	167
Lawson, Inc.	3,800	285,080
LEC, Inc.	300	3,210
Leopalace21 Corp.*	7,300	37,615
Life Corp.	700	11,830
Lintec Corp.	2,600	52,254
Lion Corp.	12,000	69,533
LIXIL Group Corp.	57,640	1,555,577
Look, Inc.	2,000	5,607
M3, Inc.	3,200	50,919
Mabuchi Motor Co., Ltd.	900	68,230
Macnica, Inc.	500	16,707
Maeda Corp.	8,000	63,255
Maeda Road Construction Co., Ltd.	4,000	69,217
Maezawa Industries, Inc.	900	2,665
Maezawa Kasei Industries Co., Ltd.	900	9,746
Maezawa Kyuso Industries Co., Ltd.	400	5,386
Makino Milling Machine Co., Ltd.	6,000	51,646
Makita Corp.	5,300	327,506
Mandom Corp.	1,300	46,261
Marche Corp.	300	2,493
Mars Engineering Corp.	600	11,839
Marubeni Construction Material Lease Co., Ltd.	1,000	2,112
Marubeni Corp.	73,000	533,962
Marubun Corp.	900	5,561
Marudai Food Co., Ltd.	6,000	19,960
Maruei Department Store Co., Ltd.*	2,000	3,475
Maruetsu, Inc.	2,000	7,186
Maruha Nichiro Corp.	2,700	44,109
Marui Group Co., Ltd.	10,400	99,888
Maruichi Steel Tube Ltd.	2,800	75,179
Maruka Machinery Co., Ltd.	400	5,409
Marusan Securities Co., Ltd.	3,900	31,337
Maruwa Co., Ltd.	300	12,304
Maruwn Corp.	600	1,469
Maruyama Manufacturing Co., Inc.	2,000	4,896
Maruzen CHI Holdings Co., Ltd.*	600	2,150
Maruzen Showa Unyu Co., Ltd.	4,000	13,820
Matsuda Sangyo Co., Ltd.	800	9,903
Matsui Construction Co., Ltd.	1,000	4,126
Matsui Securities Co., Ltd.	6,800	69,003
Matsumotokiyoshi Holdings Co., Ltd.	2,500	86,496
Matsuya Co., Ltd.	2,200	23,910
Matsuya Foods Co., Ltd.	500	9,358
Max Co., Ltd.	2,000	22,526
Mazda Motor Corp.	140,000	656,434
MEC Co., Ltd.	800	8,592
Medical System Network Co., Ltd.	400	1,469
Medipal Holdings Corp.	7,600	107,730
Megachips Corp.	1,100	15,245

Megmilk Snow Brand Co., Ltd.	2,700	$35,074
Meidensha Corp.	12,000	50,106
MEIJI Holdings Co., Ltd.	3,100	205,330
Meiji Shipping Co., Ltd.	1,100	4,050
Meiko Network Japan Co., Ltd.	900	11,505
Meito Sangyo Co., Ltd.	600	6,858
Meito Transportation Co., Ltd.	400	2,689
Meiwa Corp.	900	4,344
Meiwa Estate Co., Ltd.	700	3,109
Melco Holdings, Inc.	600	12,183
Michinoku Bank Ltd.	6,000	12,615
Mie Bank Ltd.	5,000	11,401
Milbon Co., Ltd.	720	24,307
Mimasu Semiconductor Industry Co., Ltd.	1,000	9,269
Minato Bank Ltd.	12,000	22,032
Minebea Co., Ltd.	15,000	168,501
Ministop Co., Ltd.	900	14,561
Miraca Holdings, Inc.	2,600	126,015
Mirait Holdings Corp.	3,600	36,034
Misawa Homes Co., Ltd.	1,600	21,022
MISUMI Group, Inc.	2,600	71,529
Mitachi Co., Ltd.	200	1,204
Mito Securities Co., Ltd.	3,000	11,520
Mitsuba Corp.	2,000	31,785
Mitsubishi Chemical Holdings Corp.	55,000	243,769
Mitsubishi Corp.	68,310	1,420,751
Mitsubishi Electric Corp.	91,000	1,122,847
Mitsubishi Estate Co., Ltd.	70,000	1,728,148
Mitsubishi Gas Chemical Co., Inc.	13,000	83,155
Mitsubishi Heavy Industries Ltd.	148,000	923,311
Mitsubishi Kakoki Kaisha Ltd.*	3,000	10,365
Mitsubishi Logistics Corp.	6,000	89,847
Mitsubishi Materials Corp.	58,000	203,248
Mitsubishi Motors Corp.	22,600	249,413
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	6,574
Mitsubishi Paper Mills Ltd.*	18,000	15,814
Mitsubishi Pencil Co., Ltd.	1,000	28,883
Mitsubishi Research Institute, Inc.	400	9,243
Mitsubishi Shokuhin Co., Ltd.	1,100	27,656
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	16,307
Mitsubishi Tanabe Pharma Corp.	6,800	101,827
Mitsubishi UFJ Financial Group, Inc.	734,000	4,499,423
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	113,177
Mitsuboshi Belting Co., Ltd.	3,000	18,449
Mitsui & Co., Ltd.	75,800	1,215,134
Mitsui Chemicals, Inc.	46,090	126,025
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	76,186
Mitsui Fudosan Co., Ltd.	42,000	1,416,238
Mitsui High-Tec, Inc.	1,400	9,853
Mitsui Home Co., Ltd.	1,000	4,748
Mitsui Matsushima Co., Ltd.	8,000	10,819
Mitsui Mining & Smelting Co., Ltd.	31,000	88,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsui O.S.K. Lines Ltd.	41,000	$152,579
Mitsui Sugar Co., Ltd.	5,000	18,903
Mitsui-Soko Co., Ltd.	5,000	22,556
Mitsumi Electric Co., Ltd.	4,300	31,113
Mitsumura Printing Co., Ltd.	1,000	2,576
Mitsuuroko Group Holdings Co., Ltd.	1,900	11,384
Miura Co., Ltd.	2,000	68,309
Miyaji Engineering Group, Inc.	4,000	7,778
Miyakoshi Holdings, Inc.*	300	776
Miyazaki Bank Ltd.	8,000	26,455
Miyoshi Oil & Fat Co., Ltd.	4,000	5,686
Mizuho Financial Group, Inc.	1,143,080	2,346,978
Mizuno Corp.	6,000	35,951
Mochida Pharmaceutical Co., Ltd.	1,000	71,763
Modec, Inc.	1,000	23,878
Monex Group, Inc.	7,000	25,912
MonotaRO Co., Ltd.	800	22,111
Mori Seiki Co., Ltd.	6,800	98,739
Morinaga & Co., Ltd.	13,000	28,232
Morinaga Milk Industry Co., Ltd.	11,000	39,633
Morita Holdings Corp.	2,000	18,795
Morozoff Ltd.	2,000	6,870
Mory Industries, Inc.	2,000	8,055
MOS Food Services, Inc.	1,600	35,062
Moshi Moshi Hotline, Inc.	1,600	15,762
Mr Max Corp.	1,200	4,016
MS&AD Insurance Group Holdings, Inc.	26,100	630,440
Murata Manufacturing Co., Ltd.	9,230	863,823
Musashi Seimitsu Industry Co., Ltd.	1,200	30,099
Musashino Bank Ltd.	1,900	66,581
Mutoh Holdings Co., Ltd.	1,000	5,242
Nabtesco Corp.	5,100	112,768
NAC Co., Ltd.	400	6,033
Nachi-Fujikoshi Corp.	12,000	84,458
Nagaileben Co., Ltd.	1,200	24,745
Nagano Bank Ltd.	4,000	7,384
Nagano Keiki Co., Ltd.	800	5,765
Nagase & Co., Ltd.	6,300	81,467
Nagatanien Co., Ltd.	1,000	9,911
Nagoya Railroad Co., Ltd.	20,000	79,759
Naigai Co., Ltd.*	3,000	2,043
Nakabayashi Co., Ltd.	2,000	4,126
Nakamuraya Co., Ltd.	3,000	12,171
Nakano Corp.	1,000	2,902
Nakayama Steel Works Ltd.*	6,000	4,916
Nakayamafuku Co., Ltd.	700	5,625
Nakayo Telecommunications, Inc.	1,000	4,126
Namco Bandai Holdings, Inc.	8,600	201,364
Nankai Electric Railway Co., Ltd.	16,000	69,493
Nanto Bank Ltd.	11,000	45,605
Natori Co., Ltd.	600	6,651
NEC Capital Solutions Ltd.	300	5,908
NEC Corp.	113,000	360,288
NEC Networks & System Integration Corp.	1,100	26,809
NET One Systems Co., Ltd.	900	6,245
Neturen Co., Ltd.	1,700	12,972
Nexon Co., Ltd.	6,100	58,227

Nexyz Corp.	500	$4,807
NGK Insulators Ltd.	13,000	295,148
NGK Spark Plug Co., Ltd.	9,000	253,907
NH Foods Ltd.	8,000	156,281
NHK Spring Co., Ltd.	4,500	42,199
Nice Holdings, Inc.	5,000	10,760
Nichia Steel Works Ltd.	1,000	3,238
Nichias Corp.	6,000	41,400
Nichiban Co., Ltd.	1,000	3,741
Nichicon Corp.	3,900	31,799
Nichiden Corp.	500	12,102
Nichiha Corp.	1,200	13,539
Nichii Gakkan Co.	2,200	19,762
Nichi-iko Pharmaceutical Co., Ltd.	2,100	31,405
Nichimo Co., Ltd.	1,000	1,747
Nichirei Corp.	7,000	33,582
Nichireki Co., Ltd.	1,000	10,858
Nidec Copal Electronics Corp.	1,200	10,175
Nidec Corp.	10,462	641,941
Nifco, Inc.	2,400	80,075
Nihon Chouzai Co., Ltd.	150	3,984
Nihon Dempa Kogyo Co., Ltd.	900	9,559
Nihon Eslead Corp.	500	5,059
Nihon Kohden Corp.	2,200	110,320
Nihon Nohyaku Co., Ltd.	2,000	24,263
Nihon Parkerizing Co., Ltd.	3,000	68,763
Nihon Tokushu Toryo Co., Ltd.	1,000	5,656
Nihon Trim Co., Ltd.	200	7,828
Nihon Unisys Ltd.	3,300	28,373
Nihon Yamamura Glass Co., Ltd.	5,000	8,242
Nikkato Corp.	400	1,607
Nikkiso Co., Ltd.	4,000	47,500
Nikko Co., Ltd.	1,000	5,409
Nikon Corp.	16,100	253,487
Nintendo Co., Ltd.	5,300	634,347
Nippo Corp.	3,000	50,461
Nippon Air Conditioning Services Co. Ltd.	600	4,549
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	13,129
Nippon Carbide Industries Co., Inc.	3,000	8,588
Nippon Carbon Co., Ltd.	6,000	11,431
Nippon Ceramic Co., Ltd.	800	13,496
Nippon Chemical Industrial Co., Ltd.*	4,000	5,646
Nippon Chemi-Con Corp.*	7,000	20,315
Nippon Chemiphar Co., Ltd.	1,000	4,709
Nippon Chutetsukan KK	1,000	2,310
Nippon Coke & Engineering Co., Ltd.	10,000	11,549
Nippon Concrete Industries Co., Ltd.	1,000	4,985
Nippon Conveyor Co., Ltd. (b)	3,000	3,850
Nippon Denko Co., Ltd.	5,000	15,794
Nippon Densetsu Kogyo Co., Ltd.	2,000	32,298
Nippon Denwa Shisetsu Co., Ltd.	2,000	5,804
Nippon Electric Glass Co., Ltd.	20,000	116,480
Nippon Express Co., Ltd.	34,000	164,789
Nippon Felt Co., Ltd.	700	3,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Nippon Filcon Co., Ltd.	900	$3,873
Nippon Fine Chemical Co., Ltd.	1,000	6,811
Nippon Flour Mills Co., Ltd.	8,000	42,565
Nippon Formula Feed Manufacturing Co., Ltd.	4,000	4,620
Nippon Gas Co., Ltd.	1,100	25,571
Nippon Hume Corp.	1,000	6,742
Nippon Kanzai Co., Ltd.	400	9,911
Nippon Kasei Chemical Co., Ltd.	2,000	2,764
Nippon Kayaku Co., Ltd.	5,000	65,100
Nippon Kinzoku Co., Ltd.*	3,000	4,205
Nippon Koei Co., Ltd.	4,000	19,821
Nippon Konpo Unyu Soko Co., Ltd.	3,000	51,942
Nippon Koshuha Steel Co., Ltd.*	5,000	4,837
Nippon Light Metal Holdings Co., Ltd.	29,000	44,085
Nippon Paint Co., Ltd.	7,000	148,147
Nippon Paper Industries Co., Ltd.	4,600	86,547
Nippon Parking Development Co., Ltd.	13,000	15,527
Nippon Pillar Packing Co., Ltd.	1,000	8,193
Nippon Piston Ring Co., Ltd.	4,000	7,502
Nippon Road Co., Ltd.	4,000	22,506
Nippon Seisen Co., Ltd.	1,000	4,679
Nippon Sharyo Ltd.	4,000	16,505
Nippon Sheet Glass Co., Ltd.*	38,000	53,640
Nippon Shinyaku Co., Ltd.	3,000	87,538
Nippon Shokubai Co., Ltd.	8,000	107,477
Nippon Signal Co., Ltd.	2,800	25,870
Nippon Soda Co., Ltd.	7,000	37,313
Nippon Steel & Sumikin Bussan Corp.	7,400	28,634
Nippon Steel & Sumitomo Metal Corp.	406,340	1,299,582
Nippon Suisan Kaisha Ltd.*	16,000	49,435
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	23,928
Nippon Systemware Co., Ltd.	400	2,934
Nippon Telegraph & Telephone Corp.	37,310	2,326,880
Nippon Television Holdings, Inc.	6,700	116,136
Nippon Thompson Co., Ltd.	4,000	20,966
Nippon Valqua Industries Ltd.	5,000	14,264
Nippon Yakin Kogyo Co., Ltd.*	6,500	20,789
Nippon Yusen KK	66,000	190,237
Nipro Corp.	4,800	43,070
Nishimatsu Construction Co., Ltd.	18,000	76,581
Nishimatsuya Chain Co., Ltd.	2,600	22,970
Nishi-Nippon City Bank Ltd.	37,000	90,943
Nissan Chemical Industries Ltd.	5,300	82,400
Nissan Motor Co., Ltd.	113,520	1,076,874
Nissan Shatai Co., Ltd.	4,000	67,795
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	3,060
Nissei Build Kogyo Co., Ltd.	4,000	11,806
Nissei Plastic Industrial Co., Ltd.	1,000	6,278
Nissen Holdings Co., Ltd.	2,400	9,121
Nissha Printing Co., Ltd.	2,200	33,422
Nisshin Fudosan Co., Ltd.	1,400	5,569
Nisshin Oillio Group Ltd.	6,000	21,973
Nisshin Seifun Group, Inc.	11,550	137,841

Nisshin Steel Holdings Co., Ltd.	5,004	$66,140
Nisshinbo Holdings, Inc.	8,000	80,154
Nissin Corp.	4,000	11,964
Nissin Electric Co., Ltd.	2,000	13,148
Nissin Foods Holdings Co., Ltd.	3,200	164,572
Nissin Kogyo Co., Ltd.	2,100	41,646
Nissui Pharmaceutical Co., Ltd.	500	6,095
Nitori Holdings Co., Ltd.	3,700	202,339
Nitta Corp.	1,100	25,430
Nittetsu Mining Co., Ltd.	3,000	12,852
Nitto Boseki Co., Ltd.	10,000	40,669
Nitto Denko Corp.	7,620	357,062
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,129
Nitto Kogyo Corp.	1,800	39,605
Nitto Kohki Co., Ltd.	700	14,352
Nitto Seiko Co., Ltd.	1,000	3,642
Nitto Seimo Co., Ltd.	1,000	1,560
Nittoc Construction Co., Ltd.	750	2,784
NKSJ Holdings, Inc.	19,050	512,989
NOF Corp.	11,000	78,614
Nohmi Bosai Ltd.	1,000	15,488
NOK Corp.	5,000	100,439
Nomura Co., Ltd.	2,000	17,196
Nomura Holdings, Inc.	183,200	1,296,623
Nomura Real Estate Holdings, Inc.	3,700	70,015
Nomura Research Institute Ltd.	4,300	135,403
Noritake Co., Ltd.	6,000	15,991
Noritsu Koki Co., Ltd.	1,100	7,557
Noritz Corp.	2,300	45,339
North Pacific Bank Ltd.	18,400	79,372
NS Solutions Corp.	1,000	27,294
NS United Kaiun Kaisha Ltd.	4,000	10,069
NSD Co., Ltd.	2,300	30,264
NSK Ltd.	18,000	234,006
NTN Corp.	23,000	100,350
NTT Data Corp.	5,900	226,553
NTT DOCOMO, Inc.	74,100	1,266,879
NTT Urban Development Corp.	6,200	69,770
Obara Group, Inc.	800	34,668
Obayashi Corp.	27,000	192,695
Obayashi Road Corp.	1,000	5,143
OBIC Business Consultants Ltd.	600	19,811
Obic Co., Ltd.	2,000	65,939
Odakyu Electric Railway Co., Ltd.	28,000	269,483
Oenon Holdings, Inc.	3,000	6,989
Ogaki Kyoritsu Bank Ltd.	16,000	44,855
Ohara, Inc.	400	2,337
Ohashi Technica, Inc.	600	5,952
OIE Sangyo Co., Ltd.	300	2,514
Oiles Corp.	1,300	28,681
Oita Bank Ltd.	7,000	25,290
OIZUMI Corp.	400	3,846
Oji Holdings Corp.	45,000	185,233
Okabe Co., Ltd.	2,700	33,075
Okamoto Industries, Inc.	4,000	13,899
Okamura Corp.	4,000	35,102
Okasan Securities Group, Inc.	6,000	49,810
Okaya Electric Industries Co., Ltd.	600	2,304
OKI Electric Cable Co., Ltd.	1,000	1,866
Oki Electric Industry Co., Ltd.	36,000	79,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Okinawa Electric Power Co., Inc.	700	$24,979
OKK Corp.	4,000	5,646
OKUMA Corp.	5,000	48,073
Okumura Corp.	13,000	65,959
Okura Industrial Co., Ltd.	3,000	10,069
Okuwa Co., Ltd.	1,000	10,236
Olympic Group Corp.	800	8,284
Olympus Corp.*	11,400	392,735
Omron Corp.	8,900	375,134
Ono Pharmaceutical Co., Ltd.	4,800	422,644
ONO Sokki Co., Ltd.	500	4,926
Onoken Co., Ltd.	1,000	11,283
Onward Holdings Co., Ltd.	8,000	57,411
Optex Co., Ltd.	800	15,802
Oracle Corp. Japan	1,900	83,086
Organo Corp.	2,000	10,207
Orient Corp.*	16,500	44,465
Oriental Land Co., Ltd.	2,800	479,680
Origin Electric Co., Ltd.	1,000	3,465
ORIX Corp.	49,900	827,028
Osaka Gas Co., Ltd.	86,000	361,641
Osaka Steel Co., Ltd.	800	14,025
OSAKA Titanium Technologies Co., Ltd.	1,100	22,781
Osaki Electric Co., Ltd.	1,000	5,617
OSG Corp.	2,200	40,567
Otsuka Corp.	2,700	130,862
Otsuka Holdings Co., Ltd.	18,300	567,218
Oyo Corp.	1,200	19,640
P.S. Mitsubishi Construction Co., Ltd.	800	3,727
Pacific Industrial Co., Ltd.	2,000	16,307
Pacific Metals Co., Ltd.*	9,000	43,798
Pack Corp.	900	17,786
Pal Co., Ltd.	700	16,666
Paltac Corp.	1,050	14,780
PanaHome Corp.	4,000	31,232
Panasonic Corp.	104,285	1,270,299
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	4,709
Panasonic Information Systems	200	5,743
Paramount Bed Holdings Co., Ltd.	900	28,429
Parco Co., Ltd.	500	4,269
Paris Miki Holdings, Inc.	1,500	7,418
Park24 Co., Ltd.	4,000	72,731
Pasco Corp.	1,000	4,521
Pasona Group, Inc.	1,000	6,189
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	5,011
Penta-Ocean Construction Co., Ltd.	17,000	56,384
PGM Holdings KK	3,000	30,917
PIA Corp.	300	5,319
Pigeon Corp.	1,600	84,339
Pilot Corp.	1,000	43,680
Piolax, Inc.	500	19,249
Pioneer Corp.*	17,600	38,742
Pixela Corp.*	500	701
Plenus Co., Ltd.	1,500	34,544
Pocket Card Co., Ltd.	1,100	9,132

Pola Orbis Holdings, Inc.	1,100	$44,410
Poplar Co., Ltd.	300	1,682
Press Kogyo Co., Ltd.	5,000	19,150
Prima Meat Packers Ltd.	7,000	17,758
Pronexus, Inc.	1,300	10,240
Raito Kogyo Co., Ltd.	2,900	21,098
Rakuten, Inc.	33,300	430,282
Rasa Corp.	500	2,413
Rasa Industries Ltd.*	4,000	5,607
Renaissance, Inc.	500	4,358
Renesas Electronics Corp.*	3,200	24,828
Rengo Co., Ltd.	10,000	47,777
Renown, Inc.*	2,500	3,085
Resona Holdings, Inc.	92,600	539,302
Resort Solution Co., Ltd.	1,000	2,359
Resorttrust, Inc.	3,800	75,846
Rheon Automatic Machinery Co., Ltd.	1,000	4,521
Rhythm Watch Co., Ltd.	6,000	8,884
Ricoh Co., Ltd.	26,000	309,777
Ricoh Leasing Co., Ltd.	800	22,838
Right On Co., Ltd.	900	6,699
Riken Corp.	4,000	18,479
Riken Keiki Co., Ltd.	1,000	10,572
Riken Technos Corp.	2,000	10,898
Ringer Hut Co., Ltd.	900	15,058
Rinnai Corp.	1,200	115,848
Riso Kagaku Corp.	900	25,524
Riso Kyoiku Co., Ltd.	1,300	3,131
Rock Field Co., Ltd.	600	11,520
Rohm Co., Ltd.	4,300	246,612
Rohto Pharmaceutical Co., Ltd.	5,000	77,736
Roland Corp.	1,100	20,175
Roland DG Corp.	500	17,941
Round One Corp.	3,300	21,011
Royal Holdings Co., Ltd.	1,800	30,153
Ryobi Ltd.	7,000	23,632
Ryoden Trading Co., Ltd.	1,000	7,542
Ryohin Keikaku Co., Ltd.	1,000	113,519
Ryosan Co., Ltd.	1,900	39,592
Ryoyo Electro Corp.	1,600	18,889
S Foods, Inc.	500	7,265
S.T. Corp.	600	5,970
Sagami Chain Co., Ltd.	1,000	9,516
Saibu Gas Co., Ltd.	13,000	34,135
Saizeriya Co., Ltd.	1,600	20,327
Sakai Chemical Industry Co., Ltd.	4,000	12,596
Sakai Heavy Industries Ltd.	2,000	6,732
Sakai Moving Service Co., Ltd.	200	6,742
Sakai Ovex Co., Ltd.	3,000	5,064
Sakata INX Corp.	2,000	18,637
Sakata Seed Corp.	2,000	27,580
Sakurada Co., Ltd. (b)*†	6,000	—
Sala Corp.	1,000	5,498
San Holdings, Inc.	200	2,762
San-A Co., Ltd.	800	24,244
San-Ai Oil Co., Ltd.	2,000	15,063
Sanden Corp.	7,000	38,833
Sangetsu Co., Ltd.	2,100	56,902
San-In Godo Bank Ltd.	7,000	52,031
Sanix, Inc.*	1,800	24,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Sanken Electric Co., Ltd.	7,000	$57,904
Sanki Engineering Co., Ltd.	3,000	22,654
Sanko Metal Industrial Co., Ltd.	1,000	2,280
Sankyo Co., Ltd.	2,200	84,586
Sankyo Seiko Co., Ltd.	2,000	8,154
Sankyo Tateyama, Inc.	1,700	34,334
Sankyu, Inc.	15,000	75,959
Sanoh Industrial Co., Ltd.	1,400	10,199
Sanrio Co., Ltd.	2,000	58,102
Sanritsu Corp.	300	1,552
Sanshin Electronics Co., Ltd.	1,500	12,156
Sansui Electric Co., Ltd.(b)*†	68,000	—
Santen Pharmaceutical Co., Ltd.	3,000	168,797
Sanwa Holdings Corp.	12,000	84,339
Sanyo Chemical Industries Ltd.	3,000	21,203
Sanyo Housing Nagoya Co., Ltd.	1,000	10,769
Sanyo Industries Ltd.	1,000	1,935
Sanyo Shokai Ltd.	6,000	13,622
Sanyo Special Steel Co., Ltd.	6,000	27,837
Sapporo Holdings Ltd.	19,000	76,521
Sasebo Heavy Industries Co., Ltd.*	8,000	10,187
Sata Construction Co., Ltd.	4,000	4,580
Sato Holdings Corp.	1,200	31,568
Sato Shoji Corp.	1,000	6,781
Satori Electric Co., Ltd.	900	6,308
Sawai Pharmaceutical Co., Ltd.	800	47,145
SAXA Holdings, Inc.	3,000	4,768
SBI Holdings, Inc.	11,260	137,825
Schott Moritex Corp.*	200	563
Scroll Corp.	1,700	4,665
SCSK Corp.	2,232	62,903
Secom Co., Ltd.	9,900	604,916
Sega Sammy Holdings, Inc.	8,900	175,092
Seibu Electric Industry Co., Ltd.	1,000	4,738
Seika Corp.	4,000	10,700
Seikagaku Corp.	2,400	29,519
Seikitokyu Kogyo Co., Ltd. (b)	3,000	3,317
Seiko Epson Corp.	6,800	289,305
Seiko Holdings Corp.	6,000	24,342
Seino Holdings Co., Ltd.	9,000	102,167
Seiren Co., Ltd.	3,200	27,671
Sekisui Chemical Co., Ltd.	18,000	208,420
Sekisui House Ltd.	29,000	397,621
Sekisui Jushi Corp.	1,000	14,293
Sekisui Plastics Co., Ltd.	2,000	5,627
Senko Co., Ltd.	4,000	20,927
Senshu Ikeda Holdings, Inc.	6,880	35,043
Senshukai Co., Ltd.	2,200	19,024
Seven & I Holdings Co., Ltd.	37,600	1,584,096
Seven Bank Ltd.	26,000	106,253
Sharp Corp.*	50,000	160,407
Shibaura Mechatronics Corp.	2,000	5,962
Shibusawa Warehouse Co., Ltd.	3,000	10,720
Shibuya Kogyo Co., Ltd.	700	21,835
Shiga Bank Ltd.	11,000	66,236
Shikibo Ltd.	7,000	8,154
Shikoku Bank Ltd.	8,000	17,847
Shikoku Chemicals Corp.	1,000	7,719
Shikoku Electric Power Co., Inc.*	7,600	106,080
Shima Seiki Manufacturing Ltd.	1,600	30,688
Shimachu Co., Ltd.	2,300	54,920

Shimadzu Corp.	12,000	$110,044
Shimamura Co., Ltd.	800	78,654
Shimano, Inc.	3,500	388,332
Shimizu Bank Ltd.	400	10,870
Shimizu Corp.	33,000	233,562
Shimojima Co., Ltd.	800	8,655
Shin Nippon Air Technologies Co., Ltd.	900	6,787
Shin Nippon Biomedical Laboratories Ltd.*	700	6,523
Shinagawa Refractories Co., Ltd.	3,000	6,811
Shindengen Electric Manufacturing Co., Ltd.	4,000	22,388
Shin-Etsu Chemical Co., Ltd.	16,700	1,015,138
Shin-Etsu Polymer Co., Ltd.	2,500	12,290
Shingakukai Co., Ltd.	600	2,245
Shinkawa Ltd.*	900	4,353
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,751
Shinko Electric Industries Co., Ltd.	3,100	28,214
Shinko Plantech Co., Ltd.	2,600	20,352
Shinko Shoji Co., Ltd.	1,100	9,946
Shinmaywa Industries Ltd.	5,000	44,124
Shinnihon Corp.	1,600	5,022
Shinsei Bank Ltd.	79,000	177,800
Shinsho Corp.	3,000	7,196
Shinwa Co., Ltd.	600	7,735
Shinyei Kaisha*	1,000	2,389
Shionogi & Co., Ltd.	13,700	285,887
Ship Healthcare Holdings, Inc.	1,500	52,564
Shiroki Corp.	2,000	4,264
Shiseido Co., Ltd.	17,400	317,238
Shizuoka Bank Ltd.	23,000	248,606
Shizuoka Gas Co., Ltd.	3,000	20,581
Sho-Bond Holdings Co., Ltd.	900	41,089
Shobunsha Publications, Inc.	700	4,547
Shochiku Co., Ltd.	4,000	37,116
Shoko Co., Ltd.	4,000	5,883
Showa Corp.	2,600	31,619
Showa Denko KK	41,000	58,279
Showa Sangyo Co., Ltd.	5,000	18,163
Showa Shell Sekiyu KK	9,300	105,664
Shuei Yobiko Co., Ltd.	200	640
Siix Corp.	700	12,479
Sinanen Co., Ltd.	2,000	8,292
Sinfonia Technology Co., Ltd.	7,000	11,125
Sintokogio Ltd.	2,600	18,582
SK Japan Co., Ltd.	200	501
SKY Perfect JSAT Holdings, Inc.	9,000	52,771
SMC Corp.	25,500	6,823,997
SMK Corp.	3,000	13,208
SNT Corp.	1,200	5,413
Soda Nikka Co., Ltd.	1,000	4,422
SoftBank Corp.	47,606	3,544,663
Softbank Technology Corp.	200	3,242
Softbrain Co., Ltd.*	2,000	2,823
Sogo Medical Co., Ltd.	200	9,042
Sohgo Security Services Co., Ltd.	4,700	112,739
Sojitz Corp.	49,100	86,757
Sony Corp.	56,700	941,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Sony Financial Holdings, Inc.	7,300	$124,519
Soshin Electric Co., Ltd.	600	2,257
Sotetsu Holdings, Inc.	15,000	57,746
SPK Corp.	200	3,725
Square Enix Holdings Co., Ltd.	4,000	70,796
SRA Holdings, Inc.	600	9,245
St. Marc Holdings Co., Ltd.	400	21,440
Stanley Electric Co., Ltd.	6,700	174,668
Star Micronics Co., Ltd.	2,300	32,784
Start Today Co., Ltd.	5,200	136,692
Starzen Co., Ltd.	4,000	11,293
Stella Chemifa Corp.	500	6,737
Studio Alice Co., Ltd.	500	7,290
Sugi Holdings Co., Ltd.	2,600	118,573
Sugimoto & Co., Ltd.	600	5,952
Sumco Corp.	4,600	42,138
Sumida Corp.	700	4,892
Suminoe Textile Co., Ltd.	3,000	9,003
Sumiseki Holdings, Inc.*	3,800	4,651
Sumitomo Bakelite Co., Ltd.	12,000	47,619
Sumitomo Chemical Co., Ltd.	58,000	219,278
Sumitomo Corp.	50,580	683,021
Sumitomo Dainippon Pharma Co. Ltd.	7,000	80,499
Sumitomo Densetsu Co., Ltd.	900	10,297
Sumitomo Electric Industries Ltd.	31,500	443,093
Sumitomo Forestry Co., Ltd.	4,800	58,564
Sumitomo Heavy Industries Ltd.	29,000	137,979
Sumitomo Metal Mining Co., Ltd.	24,000	389,714
Sumitomo Mitsui Construction Co., Ltd.*	7,600	8,702
Sumitomo Mitsui Financial Group, Inc.	73,250	3,068,684
Sumitomo Mitsui Trust Holdings, Inc.	169,410	774,264
Sumitomo Osaka Cement Co., Ltd.	20,000	76,008
Sumitomo Precision Products Co., Ltd.	2,000	8,766
Sumitomo Real Estate Sales Co., Ltd.	880	28,101
Sumitomo Realty & Development Co., Ltd.	21,000	901,111
Sumitomo Rubber Industries Ltd.	6,500	93,806
Sumitomo Seika Chemicals Co., Ltd.	2,000	14,037
Sumitomo Warehouse Co., Ltd.	9,000	51,350
Sun Frontier Fudousan Co., Ltd.	1,000	12,023
Sundrug Co., Ltd.	3,500	155,817
Sun-Wa Technos Corp.	600	5,804
Suruga Bank Ltd.	10,000	194,067
Suzuden Corp.	300	1,910
Suzuken Co., Ltd.	2,900	107,922
Suzuki Motor Corp.	18,000	563,783
SWCC Showa Holdings Co., Ltd.*(b)	15,000	15,399
Sysmex Corp.	6,200	232,871
Systena Corp.	1,000	7,403
T Hasegawa Co., Ltd.	1,600	25,649
T&D Holdings, Inc.	29,700	403,701
T.RAD Co., Ltd.	4,000	10,937
Tac Co., Ltd.	700	1,969

Tachibana Eletech Co., Ltd.	700	$8,706
Tachi-S Co., Ltd.	1,600	27,671
Tadano Ltd.	5,000	83,165
Taihei Dengyo Kaisha Ltd.	1,000	7,394
Taihei Kogyo Co., Ltd.	2,000	10,602
Taiheiyo Cement Corp.	47,000	189,290
Taiheiyo Kouhatsu, Inc.	4,000	3,988
Taiho Kogyo Co., Ltd.	800	8,623
Taikisha Ltd.	2,100	49,004
Taiko Pharmaceutical Co., Ltd.	400	6,112
Taisei Corp.	45,000	249,198
Taisei Lamick Co., Ltd.	300	8,034
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	145,896
Taiyo Holdings Co., Ltd.	900	27,896
Taiyo Nippon Sanso Corp.	13,000	115,108
Taiyo Yuden Co., Ltd.	4,700	52,008
Takachiho Koheki Co., Ltd.	500	5,187
Takada Kiko Co., Ltd.	1,000	1,984
Takamatsu Construction Group Co., Ltd.	1,000	17,018
Takano Co., Ltd.	400	2,235
Takaoka Toko Holdings Co., Ltd.	400	5,840
Taka-Q Co., Ltd.	500	1,106
Takara Holdings, Inc.	6,000	52,653
Takara Leben Co., Ltd.	4,400	15,897
Takara Printing Co., Ltd.	700	5,549
Takara Standard Co., Ltd.	5,000	44,075
Takasago International Corp.	4,000	19,071
Takasago Thermal Engineering Co., Ltd.	3,900	46,159
Takashima & Co., Ltd.	2,000	4,817
Takashimaya Co., Ltd.	13,000	126,144
Takata Corp.	1,900	40,811
Take And Give Needs Co., Ltd.	600	8,179
Takeda Pharmaceutical Co., Ltd.	35,600	1,651,295
Takihyo Co., Ltd.	1,000	4,166
Takiron Co., Ltd.	3,000	17,057
Takuma Co., Ltd.	4,000	26,020
Tamron Co., Ltd.	1,200	28,749
Tamura Corp.	3,000	11,164
Tanaka Co., Ltd.	300	1,854
Tanseisha Co., Ltd.	1,300	6,968
TASAKI & Co., Ltd.*	200	1,953
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	11,510
Taya Co., Ltd.	200	1,516
Tayca Corp.	2,000	6,416
TBK Co., Ltd.	1,000	5,321
TDC Software Engineering, Inc.	200	1,720
TDK Corp.	4,600	215,685
Teac Corp.*	6,000	3,909
Tecmo Koei Holdings Co., Ltd.	2,400	32,030
Teijin Ltd.	27,000	67,697
Teikoku Electric Manufacturing Co., Ltd.	400	11,012
Teikoku Sen-I Co., Ltd.	1,000	21,134
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,396
Tekken Corp.	8,000	25,586
Temp Holdings Co., Ltd.	1,700	55,881
Ten Allied Co., Ltd.*	800	2,551
Tenma Corp.	1,100	17,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Terumo Corp.	14,200	$317,487
T-Gaia Corp.	2,000	19,012
THK Co., Ltd.	5,300	124,934
Tigers Polymer Corp.	600	3,204
Titan Kogyo KK	1,000	2,320
TKC Corp.	900	20,398
Toa Corp.	11,000	19,219
TOA Corp.	1,000	12,240
Toa Road Corp.	2,000	8,173
Toabo Corp.	4,000	2,843
Toagosei Co., Ltd.	13,000	58,516
Tobishima Corp.*	8,000	11,766
Tobu Railway Co., Ltd.	47,000	245,891
Tobu Store Co., Ltd.	1,000	2,724
TOC Co., Ltd.	4,700	34,332
Tocalo Co., Ltd.	600	10,063
Tochigi Bank Ltd.	6,000	25,705
Toda Corp.	14,000	54,449
Toda Kogyo Corp.	1,000	3,149
Toei Co., Ltd.	5,000	27,096
Toenec Corp.	1,000	5,745
Toho Bank Ltd.	10,000	36,523
Toho Co., Ltd.	5,400	126,651
Toho Co., Ltd. (Frankfurt Stock Exchange)	2,000	7,739
Toho Gas Co., Ltd.	11,000	60,481
Toho Holdings Co., Ltd.	3,700	74,544
Toho Titanium Co., Ltd.*	2,100	13,868
Toho Zinc Co., Ltd.	7,000	26,119
Tohoku Bank Ltd.	6,000	8,943
Tohoku Electric Power Co., Inc.	21,400	251,168
Tohto Suisan Co., Ltd.	2,000	3,751
Tokai Carbon Co., Ltd.	12,000	34,233
TOKAI Holdings Corp.	2,000	8,252
Tokai Rika Co., Ltd.	2,900	58,226
Tokai Rubber Industries Ltd.	2,000	22,664
Tokai Senko KK	1,000	1,214
Tokai Tokyo Financial Holdings, Inc.	9,600	74,674
Token Corp.	520	24,253
Tokio Marine Holdings, Inc.	122,400	4,025,831
Toko, Inc.	5,000	15,152
Tokushu Tokai Paper Co., Ltd.	8,000	18,005
Tokuyama Corp.	11,000	34,964
Tokyo Broadcasting System Holdings, Inc.	3,700	45,399
Tokyo Dome Corp.	9,000	42,466
Tokyo Electric Power Co., Inc.*	79,000	329,085
Tokyo Electron Ltd.	7,200	486,705
Tokyo Energy & Systems, Inc.	1,000	5,439
Tokyo Gas Co., Ltd.	107,000	625,280
Tokyo Individualized Educational Institute, Inc.	900	3,252
Tokyo Keiki, Inc.	4,000	10,187
Tokyo Kikai Seisakusho Ltd.*	3,000	2,547
Tokyo Ohka Kogyo Co., Ltd.	2,300	54,875
Tokyo Rakutenchi Co., Ltd.	2,000	9,990
Tokyo Rope Manufacturing Co., Ltd.*	8,000	13,030
Tokyo Sangyo Co., Ltd.	1,000	4,067
Tokyo Seimitsu Co., Ltd.	2,300	41,343

Tokyo Steel Manufacturing Co., Ltd.	7,100	$37,075
Tokyo Tatemono Co., Ltd.	17,000	157,238
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	1,223
Tokyo Tekko Co., Ltd.	2,000	10,029
Tokyo Theatres Co., Inc.	4,000	5,804
Tokyo Tomin Bank Ltd.	2,300	28,175
Tokyotokeiba Co., Ltd.	8,000	24,954
Tokyu Construction Co., Ltd.	4,940	23,358
Tokyu Corp.	53,000	375,638
Tokyu Fudosan Holdings Corp.	22,174	174,888
Toli Corp.	3,000	6,693
Tomato Bank Ltd.	4,000	6,949
Tomen Devices Corp.	100	1,766
Tomen Electronics Corp.	500	8,134
Tomoe Corp.	1,800	7,658
Tomoe Engineering Co., Ltd.	400	6,661
Tomoegawa Co., Ltd.	2,000	3,791
Tomoku Co., Ltd.	4,000	11,411
TOMONY Holdings, Inc.	9,400	41,477
Tomy Co., Ltd.	3,700	21,439
Tonami Holdings Co., Ltd.	2,000	4,738
TonenGeneral Sekiyu KK	12,000	113,953
Top Culture Co., Ltd.	400	1,864
Topcon Corp.	2,800	64,676
Toppan Forms Co., Ltd.	2,600	26,153
Toppan Printing Co., Ltd.	27,000	208,953
Topre Corp.	2,500	33,957
Topy Industries Ltd.	10,000	20,927
Toray Industries, Inc.	75,000	493,066
Torigoe Co., Ltd.	1,200	8,327
Torii Pharmaceutical Co., Ltd.	800	24,915
Torishima Pump Manufacturing Co., Ltd.	1,500	13,060
Tose Co., Ltd.	300	2,354
Toshiba Corp.	181,000	845,101
Toshiba Machine Co., Ltd.	7,000	32,545
Toshiba Plant Systems & Services Corp.	2,000	29,752
Toshiba TEC Corp.	7,000	49,198
Tosho Printing Co., Ltd.	1,000	4,807
Tosoh Corp.	20,000	96,935
Totetsu Kogyo Co., Ltd.	1,000	22,299
TOTO Ltd.	13,000	175,164
Totoku Electric Co., Ltd.*	1,000	1,550
Tottori Bank Ltd.	3,000	6,189
Toukei Computer Co., Ltd.	200	2,823
Tow Co., Ltd.	300	2,049
Towa Bank Ltd.	13,000	12,704
Towa Corp.	1,200	7,403
Towa Pharmaceutical Co., Ltd.	600	24,431
Toyo Construction Co., Ltd.	3,600	13,504
Toyo Corp.	1,600	19,032
Toyo Electric Manufacturing Co., Ltd.	2,000	8,272
Toyo Engineering Corp.	8,000	34,905
Toyo Ink SC Holdings Co., Ltd.	11,000	54,292
Toyo Kanetsu KK	6,000	15,399
Toyo Kohan Co., Ltd.	3,000	17,590
Toyo Logistics Co., Ltd.	1,000	2,645

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Toyo Machinery & Metal Co., Ltd.	1,000	$5,202
Toyo Securities Co., Ltd.	4,000	12,319
Toyo Seikan Group Holdings Ltd.	7,600	116,733
Toyo Shutter Co., Ltd.	200	1,688
Toyo Sugar Refining Co., Ltd.	2,000	1,974
Toyo Suisan Kaisha Ltd.	5,000	154,237
Toyo Tanso Co., Ltd.	700	15,139
Toyo Tire & Rubber Co., Ltd.	5,000	85,040
Toyo Wharf & Warehouse Co., Ltd.	3,000	6,752
Toyobo Co., Ltd.	40,000	69,098
Toyoda Gosei Co., Ltd.	2,400	49,846
Toyota Boshoku Corp.	1,800	19,047
Toyota Industries Corp.	8,400	433,661
Toyota Motor Corp.	210,640	12,650,252
Toyota Tsusho Corp.	9,300	267,419
TPR Co., Ltd.	1,500	37,298
Transcosmos, Inc.	1,600	34,352
Trend Micro, Inc.	3,000	98,761
Trusco Nakayama Corp.	1,500	37,698
TS Tech Co., Ltd.	2,300	66,885
TSI Holdings Co., Ltd.	4,825	33,340
Tsubakimoto Chain Co.	6,000	49,455
Tsubakimoto Kogyo Co., Ltd.	1,000	2,951
Tsudakoma Corp.*	3,000	4,501
Tsugami Corp.	3,000	16,584
Tsukamoto Corp. Co., Ltd.	2,000	2,705
Tsukishima Kikai Co., Ltd.	2,000	22,585
Tsukuba Bank Ltd.	5,400	19,403
Tsumura & Co.	2,700	63,672
Tsuruha Holdings, Inc.	800	44,144
Tsutsumi Jewelry Co., Ltd.	500	12,299
TV Asahi Corp.	3,000	54,844
Tv Tokyo Holdings Corp.	500	7,818
TYK Corp.	1,000	1,994
UACJ Corp.	12,266	46,131
Ube Industries Ltd.	45,000	78,180
Uchida Yoko Co., Ltd.	2,000	7,482
Ueki Corp.	1,000	2,083
UKC Holdings Corp.	700	10,835
Ulvac, Inc.*	2,200	46,843
Unicafe, Inc.	300	1,928
Unicharm Corp.	4,900	292,002
Uniden Corp.	3,000	7,907
Union Tool Co.	800	20,461
Unipres Corp.	1,600	38,458
United Arrows Ltd.	1,100	44,356
Unitika Ltd.*	29,000	13,741
UNY Group Holdings Co., Ltd.	7,900	49,519
U-Shin Ltd.	1,400	8,071
Ushio, Inc.	6,300	81,156
USS Co., Ltd.	9,100	155,312
Utoc Corp.	900	3,278
Valor Co., Ltd.	2,400	39,801
Vital KSK Holdings, Inc.	2,300	18,526
Wacoal Holdings Corp.	6,000	65,150
Wacom Co., Ltd.	8,000	45,565
Wakachiku Construction Co., Ltd.(b)	7,000	9,259
Wakamoto Pharmaceutical Co., Ltd.	1,000	2,478
Warabeya Nichiyo Co., Ltd.	700	14,165

Watabe Wedding Corp.	300	$1,812
WATAMI Co., Ltd.	1,400	19,776
Weathernews, Inc.	300	8,813
West Japan Railway Co.	7,300	321,386
Wood One Co., Ltd.	2,000	5,883
Xebio Co., Ltd.	1,400	27,460
Y.A.C. Co., Ltd.	500	3,248
Yachiyo Bank Ltd.	600	19,663
Yahagi Construction Co., Ltd.	1,700	13,995
Yahoo! Japan Corp.	63,900	295,200
Yaizu Suisankagaku Industry Co., Ltd.	600	5,786
Yakult Honsha Co., Ltd.	6,200	313,963
YAMABIKO Corp.	500	19,545
Yamada Denki Co., Ltd.	36,800	131,137
Yamada SxL Home Co., Ltd.*	6,000	6,870
Yamagata Bank Ltd.	7,000	33,236
Yamaguchi Financial Group, Inc.	5,000	52,712
Yamaha Corp.	7,600	120,109
Yamaha Motor Co., Ltd.	12,700	218,509
Yamaichi Electronics Co., Ltd.	1,200	7,688
Yamanashi Chuo Bank Ltd.	7,000	33,167
Yamashita Medical Instruments Co., Ltd.	100	1,799
Yamatane Corp.	6,000	10,957
Yamato Corp.	1,000	3,603
Yamato Holdings Co., Ltd.	16,500	341,874
Yamato International, Inc.	700	3,158
Yamato Kogyo Co., Ltd.	1,300	38,113
Yamaura Corp.	500	1,579
Yamaya Corp.	110	2,029
Yamazaki Baking Co., Ltd.	6,000	74,922
Yamazawa Co., Ltd.	300	4,898
Yamazen Corp.	4,700	35,631
Yaoko Co., Ltd.	500	26,405
Yaskawa Electric Corp.	9,000	109,007
Yasuda Logistics Corp.	1,000	10,533
Yellow Hat Ltd.	1,100	25,430
Yodogawa Steel Works Ltd.	9,000	39,889
Yokogawa Bridge Holdings Corp.	2,000	29,021
Yokogawa Electric Corp.	7,200	91,044
Yokohama Reito Co., Ltd.	2,600	21,251
Yokohama Rubber Co., Ltd.	10,000	86,472
Yokowo Co., Ltd.	1,000	5,400
Yomeishu Seizo Co., Ltd.	1,000	9,536
Yomiuri Land Co., Ltd.	2,000	9,417
Yondenko Corp.	1,000	4,254
Yondoshi Holdings, Inc.	900	18,559
Yonekyu Corp.	1,000	8,548
Yorozu Corp.	700	13,889
Yoshinoya Holdings Co., Ltd.	3,000	42,259
Yuasa Trading Co., Ltd.	12,000	26,060
Yuken Kogyo Co., Ltd.	2,000	4,541
Yurtec Corp.	2,000	12,299
Yusen Logistics Co., Ltd.	900	10,252
Yushin Precision Equipment Co., Ltd.	600	14,357
Yushiro Chemical Industry Co., Ltd.	600	7,628
Zappallas, Inc.	1,000	6,081
Zenkoku Hosho Co., Ltd.	2,400	65,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Zenrin Co., Ltd.	1,700	$19,500
Zensho Holdings Co., Ltd.	4,600	46,815
Zeon Corp.	7,000	74,903
ZERIA Pharmaceutical Co., Ltd.	1,100	26,277
Zuken, Inc.	800	7,984

		197,737,282

Malaysia (0.3%)
Genting Bhd	1,054,900	3,281,984

Mexico (0.0%)
Fresnillo plc	9,383	140,026

Netherlands (3.6%)
ASML Holding N.V.	38,191	3,556,579
Heineken N.V.	86,523	6,211,694
ING Groep N.V. (CVA)*	414,856	5,828,319
Koninklijke Philips N.V.	100,687	3,195,154
Royal Dutch Shell plc (BATS Europe Exchange), Class A	134,449	5,567,215
Royal Dutch Shell plc, Class A	225,408	9,329,684
Royal Dutch Shell plc, Class B	154,970	6,743,108
Unilever N.V. (CVA)	168,809	7,386,403

		47,818,156

New Zealand (0.0%)
Fletcher Building Ltd.	8,773	67,669
Telecom Corp. of New Zealand Ltd.	15,442	35,966

		103,635

Singapore (0.4%)
Singapore Telecommunications Ltd. (CDI)	4,529	14,050
United Overseas Bank Ltd.	298,500	5,391,146

		5,405,196

Spain (4.3%)
Banco Bilbao Vizcaya Argentaria S.A.	1,557,649	19,855,062
Banco Santander S.A.	1,878,353	19,624,580
Iberdrola S.A.	573,762	4,386,297
Inditex S.A.	22,757	3,502,514
Repsol S.A.	87,635	2,311,173
Telefonica S.A.	418,714	7,178,280

		56,857,906

Sweden (1.6%)
Atlas Copco AB, Class A	256,023	7,399,187
Investor AB, Class B	150,903	5,662,067
Sandvik AB	238,247	3,255,525
Volvo AB, Class B	403,108	5,553,515

		21,870,294

Switzerland (5.3%)
ABB Ltd. (Registered)*	257,490	5,929,122
Cie Financiere Richemont S.A. (Registered), Class A	80,001	8,394,331
Coca-Cola HBC AG (CDI)*	1,288	29,582
Glencore plc*	1,346,408	7,501,462
Holcim Ltd. (Registered)*	71,153	6,254,371
Nestle S.A. (Registered)	95,074	7,365,340
Novartis AG (Registered)	109,003	9,870,254

Roche Holding AG	37,598	$11,214,108
Swatch Group AG	3,481	2,102,025
Syngenta AG (Registered)	14,939	5,564,222
UBS AG (Registered)*	311,773	5,720,057
Wolseley plc	15,071	826,134

		70,771,008

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	171,123	3,660,321

United Kingdom (14.2%)
Aberdeen Asset Management plc	54,586	424,026
Admiral Group plc	11,094	294,097
AGL Energy Ltd.	13,600	384,038
Anglo American plc	152,019	3,720,364
Antofagasta plc	19,867	259,423
ARM Holdings plc	81,748	1,232,550
Ashtead Group plc	16,062	240,524
Associated British Foods plc	21,135	1,102,837
AstraZeneca plc	71,377	5,302,120
Aviva plc	170,872	1,492,857
Babcock International Group plc	30,575	608,029
BAE Systems plc	182,776	1,354,123
Barclays plc	924,547	3,367,070
BG Group plc	596,446	12,606,357
BHP Billiton plc	121,325	3,923,275
BP plc	1,091,952	9,622,279
British American Tobacco plc	110,008	6,547,950
British Land Co. plc (REIT)	57,094	686,417
British Sky Broadcasting Group plc	57,324	886,863
BT Group plc	454,186	2,991,804
Bunzl plc	19,773	548,877
Burberry Group plc	25,631	650,516
Capita plc	38,733	758,994
Centrica plc	296,716	1,587,382
Compass Group plc	103,065	1,793,840
Diageo plc	428,822	13,694,312
easyJet plc	13,563	316,840
Friends Life Group Ltd.	77,297	417,098
G4S plc	77,958	340,481
GKN plc	93,683	582,155
GlaxoSmithKline plc	282,499	7,561,452
Hammerson plc (REIT)	39,298	390,077
Hargreaves Lansdown plc	13,216	280,009
HSBC Holdings plc	1,069,590	10,853,013
IMI plc	16,642	423,514
Imperial Tobacco Group plc	54,827	2,467,753
InterContinental Hotels Group plc	14,670	607,822
International Consolidated Airlines Group S.A.*	99,157	628,728
Intertek Group plc	9,376	441,107
ITV plc	225,556	687,881
J Sainsbury plc	83,239	449,446
Johnson Matthey plc	11,789	625,447
Kingfisher plc	135,961	835,334
Land Securities Group plc (REIT)	45,197	801,348
Legal & General Group plc	339,056	1,307,907
Lloyds Banking Group plc*	10,433,510	13,258,012
London Stock Exchange Group plc	6,673	229,203

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Marks & Spencer Group plc	92,510	$673,184
Meggitt plc	41,277	357,446
National Grid plc	209,358	3,009,680
Next plc	12,186	1,350,369
Old Mutual plc	278,821	943,374
Pearson plc	261,966	5,173,712
Persimmon plc*	15,779	343,763
Persimmon plc (Interim CREST Entitlements)*†(b)	15,779	18,903
Petrofac Ltd.	14,774	304,169
Prudential plc	148,285	3,403,122
Randgold Resources Ltd.	5,362	447,172
Reckitt Benckiser Group plc	92,306	8,056,597
Reed Elsevier plc	66,717	1,073,287
Rexam plc	41,184	377,080
Rio Tinto plc	71,607	3,809,411
Rolls-Royce Holdings plc*	637,680	11,666,270
Rolls-Royce Holdings plc (Preference)*†(b)	85,449,120	146,238
Royal Bank of Scotland Group plc*	119,754	673,046
Royal Mail plc*	3,619	30,906
RSA Insurance Group plc	52,154	423,789
SABMiller plc	54,753	3,174,701
Sage Group plc	64,207	422,064
Schroders plc	7,268	311,708
Severn Trent plc	17,177	567,945
Smith & Nephew plc	51,046	907,672
Smiths Group plc	22,351	496,122
Sports Direct International plc*	2,997	36,237
SSE plc	54,369	1,458,048
St. James’s Place plc	29,603	386,049
Standard Chartered plc	116,089	2,372,176
Standard Life plc	136,744	875,483
Tesco plc	458,572	2,230,402
Travis Perkins plc	11,004	308,472
TUI Travel plc	32,227	219,510
Tullow Oil plc	52,841	771,838
Unilever plc	69,252	3,141,909
United Utilities Group plc	43,699	659,617
Vodafone Group plc	1,525,318	5,090,337
Weir Group plc	12,612	565,290
Whitbread plc	10,688	806,470

WM Morrison Supermarkets plc	126,013	$395,518
WPP plc	72,157	1,573,256

		188,637,893

United States (0.6%)
Carnival plc	10,672	403,270
Freeport-McMoRan Copper & Gold, Inc.	203,240	7,418,260
News Corp. (CDI), Class B	2,956	51,678
ResMed, Inc. (CDI)	31,374	162,121
Sims Metal Management Ltd.*	6,032	55,059

		8,090,388

Total Common Stocks (79.9%) (Cost $892,649,324)		1,061,145,191

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Repsol S.A., expiring 7/4/14* (Cost $—)	87,635	59,639

Total Investments (79.9%) (Cost $892,649,324)		1,061,204,830
Other Assets Less Liabilities (20.1%)		267,368,053

Net Assets (100%)		$1,328,572,883

*	Non-income producing.
†	Securities (totaling $223,793 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$5,551,766	$—	$—	$4,772,650	$190,722	$—

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	2,348	September-14	$104,977,526	$103,912,562	$(1,064,964)
FTSE 100 Index	566	September-14	65,077,435	65,006,262	(71,173)
SPI 200 Index	209	September-14	26,413,308	26,378,696	(34,612)
TOPIX Index	541	September-14	66,228,813	67,421,401	1,192,588

					$21,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/12/14	Deutsche Bank AG	15,500	$21,229,994	$20,980,025	$249,969

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$121,321,271	$18,903	$121,340,174
Consumer Staples	—	136,522,862	58,652	136,581,514
Energy	—	78,019,218	—	78,019,218
Financials	5,340,851	247,276,633	—	252,617,484
Health Care	—	98,811,122	—	98,811,122
Industrials	—	158,885,425	146,238	159,031,663
Information Technology	3,660,321	38,872,295	—	42,532,616
Materials	11,331,358	89,918,647	—	101,250,005
Telecommunication Services	—	39,765,504	—	39,765,504
Utilities	—	31,195,891	—	31,195,891
Forward Currency Contracts	—	249,969	—	249,969
Futures	1,192,588	—	—	1,192,588
Rights
Energy	—	59,639	—	59,639

Total Assets	$21,525,118	$1,040,898,476	$223,793	$1,062,647,387

Liabilities:
Futures	$(1,170,749)	$—	$—	$(1,170,749)

Total Liabilities	$(1,170,749)	$—	$—	$(1,170,749)

Total	$20,354,369	$1,040,898,476	$223,793	$1,061,476,638

(a)	A security with a market value of $58,652 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	249,969
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,192,588	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,442,557

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,170,749	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,170,749)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(361,956)	—	(361,956)
Credit contracts	—	—	—	—	—
Equity contracts	—	17,825,435	—	—	17,825,435
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$17,825,435	$(361,956)	$—	$17,463,479

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	298,391	—	298,391
Credit contracts	—	—	—	—	—
Equity contracts	—	(11,655,028)	—	—	(11,655,028)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(11,655,028)	$298,391	$—	$(11,356,637)

^	This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $21,795,000 and futures contracts with an average notional balance of approximately $266,470,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	249,969		—	—	249,969
Exchange Traded Futures & Options Contracts (b)	1,192,588	(c)	—	—	1,192,588

	$1,442,557		$—	$—	$1,442,557

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Exchange Traded Futures & Options Contracts (b)	$1,170,749	(c)	$—	$—	$1,170,749

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,386,253
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$44,450,293

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,327,769
Aggregate gross unrealized depreciation	(57,656,423)

Net unrealized appreciation	$163,671,346

Federal income tax cost of investments	$897,533,484

For the six months ended June 30, 2014, the Portfolio incurred approximately $7,978 as brokerage commissions with Sanford C. Berstein & Co., LLC., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $680,677,033 of which $229,755,431 expires in the year 2016, $344,845,998 expires in the year 2017 and $106,075,604 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,323,080)	$4,772,650
Unaffiliated Issuers (Cost $888,326,244)	1,056,432,180
Cash	8,909,618
Foreign cash (Cost $239,743,031)	240,934,301
Cash held as collateral at broker	15,970,000
Dividends, interest and other receivables	3,381,681
Unrealized appreciation on forward foreign currency contracts	249,969
Receivable for securities sold	227,509
Receivable from Separate Accounts for Trust shares sold	23,541
Other assets	13,117

Total assets	1,330,914,566

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	758,327
Investment management fees payable	656,687
Due to broker for futures variation margin	387,439
Distribution fees payable – Class IB	200,312
Administrative fees payable	164,816
Distribution fees payable – Class IA	5,454
Trustees’ fees payable	3,748
Payable for securities purchased	326
Accrued expenses	164,574

Total liabilities	2,341,683

NET ASSETS	$1,328,572,883

Net assets were comprised of:
Paid in capital	$1,855,797,048
Accumulated undistributed net investment income (loss)	14,584,167
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(711,881,345)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	170,073,013

Net assets	$1,328,572,883

Class IA
Net asset value, offering and redemption price per share, $26,365,862 / 1,930,641 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.66

Class IB
Net asset value, offering and redemption price per share, $972,561,283 / 71,200,858 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.66

Class K
Net asset value, offering and redemption price per share, $329,645,738 / 24,108,715 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.67

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($190,722 of dividend income received from affiliates) (net of $2,297,390 foreign withholding tax)	$23,650,334
Interest	2,959

Total income	23,653,293

EXPENSES
Investment management fees	3,881,892
Distribution fees – Class IB	1,184,399
Administrative fees	893,471
Custodian fees	110,573
Printing and mailing expenses	66,365
Professional fees	33,154
Distribution fees – Class IA	31,824
Trustees’ fees	17,677
Miscellaneous	22,176

Total expenses	6,241,531

NET INVESTMENT INCOME (LOSS)	17,411,762

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	5,665,560
Futures	17,825,435
Foreign currency transactions	(454,152)

Net realized gain (loss)	23,036,843

Change in unrealized appreciation (depreciation) on:
Investments ($(779,116) of change in unrealized appreciation (depreciation) from affiliates)	25,344,491
Futures	(11,655,028)
Foreign currency translations	6,152,880

Net change in unrealized appreciation (depreciation)	19,842,343

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,879,186

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,290,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,411,762	$15,942,516
Net realized gain (loss) on investments, futures and foreign currency transactions	23,036,843	18,038,429
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	19,842,343	190,646,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	60,290,948	224,627,422

DIVIDENDS:
Dividends from net investment income
Class IA	—	(275,772)
Class IB	—	(10,404,728)
Class K	—	(4,274,807)

TOTAL DIVIDENDS	—	(14,955,307)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 128,207 and 189,708 shares, respectively ]	1,683,144	2,292,111
Capital shares issued in reinvestment of dividends [ 0 and 22,032 shares, respectively ]	—	275,772
Capital shares repurchased [ (186,893) and (384,270) shares, respectively ]	(2,459,810)	(4,535,854)

Total Class IA transactions	(776,666)	(1,967,971)

Class IB
Capital shares sold [ 1,635,633 and 3,502,509 shares, respectively ]	21,354,156	41,894,571
Capital shares issued in reinvestment of dividends [ 0 and 831,145 shares, respectively ]	—	10,404,728
Capital shares repurchased [ (4,969,618) and (12,688,391) shares, respectively ]	(65,035,294)	(152,001,005)

Total Class IB transactions	(43,681,138)	(99,701,706)

Class K
Capital shares sold [ 859,666 and 2,087,780 shares, respectively ]	11,043,507	26,488,281
Capital shares issued in reinvestment of dividends [ 0 and 341,214 shares, respectively ]	—	4,274,807
Capital shares repurchased [ (1,774,897) and (3,494,523) shares, respectively ]	(23,164,651)	(42,650,827)

Total Class K transactions	(12,121,144)	(11,887,739)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(56,578,948)	(113,557,416)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,712,000	96,114,699
NET ASSETS:
Beginning of period	1,324,860,883	1,228,746,184

End of period (a)	$1,328,572,883	$1,324,860,883

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,584,167	$(2,827,595)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013		2012	2011	2010	2009
Net asset value, beginning of period	$13.04	$11.05		$9.58	$11.70	$11.11	$8.67

Income (loss) from investment operations:
Net investment income (loss)	0.17 (e)	0.14	##(e)	0.17 (e)	0.29 (e)	0.17 (e)	0.16 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.45	1.99		1.49	(2.16)	0.53	2.51

Total from investment operations	0.62	2.13		1.66	(1.87)	0.70	2.67

Less distributions:
Dividends from net investment income	—	(0.14)		(0.19)	(0.25)	(0.11)	(0.23)

Net asset value, end of period	$13.66	$13.04		$11.05	$9.58	$11.70	$11.11

Total return (b)	4.75%	19.33%		17.26%	(15.82)%	6.36%	30.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,366	$25,950		$23,897	$23,253	$368,614	$382,929
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.03%	1.03%		1.05%	0.76%	1.00%	1.00%
After waivers, reimbursements and fees paid indirectly (a)	1.03%	1.03%		1.05%	0.76%	1.00%	1.00%
Before waivers, reimbursements and fees paid indirectly (a)	1.03%	1.03%		1.05%	0.80%	1.00%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.56%	1.20	%(aa)	1.70%	2.44%	1.53%	1.76%
After waivers, reimbursements and fees paid indirectly (a)	2.56%	1.20	%(aa)	1.70%	2.44%	1.53%	1.76%
Before waivers, reimbursements and fees paid indirectly (a)	2.56%	1.20	%(aa)	1.70%	2.40%	1.53%	1.75%
Portfolio turnover rate (z)	3%	12%		8%	93%	112%	189%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013		2012	2011		2010	2009
Net asset value, beginning of period	$13.05	$11.06		$9.58	$11.70		$11.12	$8.67

Income (loss) from investment operations:
Net investment income (loss)	0.17 (e)	0.14	##(e)	0.17 (e)	0.19	(e)	0.14 (e)	0.18	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.44	1.99		1.50	(2.08)		0.52	2.47

Total from investment operations	0.61	2.13		1.67	(1.89)		0.66	2.65

Less distributions:
Dividends from net investment income	—	(0.14)		(0.19)	(0.23)		(0.08)	(0.20)

Net asset value, end of period	$13.66	$13.05		$11.06	$9.58		$11.70	$11.12

Total return (b)	4.67%	19.31%		17.37%	(16.03)%		6.00%	30.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$972,561	$972,486		$916,454	$875,012		$1,173,061	$1,181,846
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.03%	1.03%		1.05%	1.01	%(c)	1.25%	1.25%
After waivers, reimbursements and fees paid indirectly (a)	1.03%	1.03%		1.05%	1.01	%(c)	1.25%	1.25%
Before waivers, reimbursements and fees paid indirectly (a)	1.03%	1.03%		1.05%	1.05%		1.25%	1.27	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.63%	1.21	%(bb)	1.69%	1.70%		1.29%	1.85%
After waivers, reimbursements and fees paid indirectly (a)	2.63%	1.21	%(bb)	1.69%	1.70%		1.29%	1.85%
Before waivers, reimbursements and fees paid indirectly (a)	2.63%	1.21	%(bb)	1.69%	1.67%		1.29%	1.85%
Portfolio turnover rate (z)	3%	12%		8%	93%		112%	189%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2013		2012
Net asset value, beginning of period	$13.04	$11.05		$9.58	$10.32

Income (loss) from investment operations:
Net investment income (loss)	0.19 (e)	0.17	##(e)	0.20 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.44	1.99		1.49	(0.51)

Total from investment operations	0.63	2.16		1.69	(0.49)

Less distributions:
Dividends from net investment income	—	(0.17)		(0.22)	(0.25)

Net asset value, end of period	$13.67	$13.04		$11.05	$9.58

Total return (b)	4.83%	19.63%		17.56%	(4.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$329,646	$326,425		$288,395	$257,480
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.78%	0.78%		0.80%	0.80%
After waivers, reimbursements and fees paid indirectly (a)	0.78%	0.78%		0.80%	0.80%
Before waivers, reimbursements and fees paid indirectly (a)	0.78%	0.78%		0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.88%	1.46	%(cc)	1.93%	0.57%
After waivers, reimbursements and fees paid indirectly (a)	2.88%	1.46	%(cc)	1.93%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)	2.88%	1.46	%(cc)	1.93%	0.57%
Portfolio turnover rate (z)	3%	12%		8%	93%
*	Commencement of Operations.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.11, $0.11 and $0.14 for Class IA, Class IB and K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.97% for income after waivers and reimbursements, 0.97% for income after waivers, reimbursements and fees paid indirectly and 0.97% for income before waivers, reimbursements and fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.98% for income after waivers and reimbursements, 0.98% for income after waivers, reimbursements and fees paid indirectly and 0.98% for income before waivers, reimbursements and fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.23% for income after waivers and reimbursements, 1.23% for income after waivers, reimbursements and fees paid indirectly and 1.23% for income before waivers, reimbursements and fees paid indirectly.

See Notes to Financial Statements.

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	12.7%
Financials	11.8
Consumer Discretionary	11.5
Health Care	10.8
Energy	8.4
Industrials	7.9
Consumer Staples	5.4
Exchange Traded Funds	4.8
Materials	2.4
Utilities	2.2
Telecommunication Services	1.7
Cash and Other	20.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,057.40	$4.66
Hypothetical (5% average return before expenses)	1,000.00	1,020.26	4.58
Class IB
Actual	1,000.00	1,057.40	4.59
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	1,058.60	3.33
Hypothetical (5% average return before expenses)	1,000.00	1,021.56	3.27

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.91%, 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.8%)
BorgWarner, Inc.	16,195	$1,055,752
Delphi Automotive plc	90,304	6,207,497
Goodyear Tire & Rubber Co.	19,543	542,905
Johnson Controls, Inc.	282,582	14,109,319

		21,915,473

Automobiles (0.6%)
Ford Motor Co.	738,284	12,728,016
General Motors Co.	93,192	3,382,869
Harley-Davidson, Inc.	15,469	1,080,510

		17,191,395

Distributors (0.0%)
Genuine Parts Co.	10,880	955,264

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	28,652	1,230,317
Graham Holdings Co., Class B	309	221,896
H&R Block, Inc.	19,419	650,925

		2,103,138

Hotels, Restaurants & Leisure (2.0%)
Aramark	253,645	6,564,333
Carnival Corp.	31,068	1,169,710
Chipotle Mexican Grill, Inc.*	2,202	1,304,707
Darden Restaurants, Inc.	9,341	432,208
Galaxy Entertainment Group Ltd.	584,566	4,676,287
Life Time Fitness, Inc.*	84,883	4,137,197
Marriott International, Inc., Class A	15,554	997,011
McDonald’s Corp.	70,051	7,056,938
Norwegian Cruise Line Holdings Ltd.*	307,284	9,740,903
Panera Bread Co., Class A*	10,000	1,498,300
Starbucks Corp.	204,971	15,860,656
Starwood Hotels & Resorts Worldwide, Inc.	13,601	1,099,233
Wyndham Worldwide Corp.	9,016	682,691
Wynn Resorts Ltd.	5,739	1,191,187
Yum! Brands, Inc.	31,277	2,539,692

		58,951,053

Household Durables (1.1%)
D.R. Horton, Inc.	140,964	3,464,895
Garmin Ltd.	8,688	529,099
Harman International Industries, Inc.	4,821	517,920
Leggett & Platt, Inc.	9,811	336,321
Lennar Corp., Class A	89,846	3,771,735
Mohawk Industries, Inc.*	4,332	599,289
Newell Rubbermaid, Inc.	228,488	7,080,843
PulteGroup, Inc.	24,126	486,380
Tupperware Brands Corp.	85,468	7,153,672
Whirlpool Corp.	48,176	6,707,063

		30,647,217

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	47,631	$15,469,596
Expedia, Inc.	7,263	572,034
Netflix, Inc.*	15,047	6,629,708
Priceline Group, Inc.*	3,716	4,470,348
TripAdvisor, Inc.*	7,881	856,350

		27,998,036

Leisure Products (0.0%)
Hasbro, Inc.	8,178	433,843
Mattel, Inc.	24,031	936,488

		1,370,331

Media (3.4%)
Cablevision Systems Corp. - New York Group, Class A	15,311	270,239
CBS Corp. (Non-Voting), Class B	37,451	2,327,205
Charter Communications, Inc., Class A*	28,068	4,445,410
Comcast Corp., Class A	392,417	21,064,945
Cumulus Media, Inc., Class A*	461,421	3,040,764
DIRECTV*	33,203	2,822,587
Discovery Communications, Inc., Class A*	15,447	1,147,403
DreamWorks Animation SKG, Inc., Class A*	63,360	1,473,754
Gannett Co., Inc.	227,000	7,107,370
Interpublic Group of Cos., Inc.	29,998	585,261
News Corp., Class A*	35,262	632,600
Omnicom Group, Inc.	18,310	1,304,038
Scripps Networks Interactive, Inc., Class A	78,496	6,369,165
Sirius XM Holdings, Inc.*	1,269,665	4,393,041
Time Warner Cable, Inc.	19,743	2,908,144
Time Warner, Inc.	200,027	14,051,897
Twenty-First Century Fox, Inc., Class A	135,690	4,769,504
Viacom, Inc., Class B	123,744	10,732,317
Walt Disney Co.	114,149	9,787,135

		99,232,779

Multiline Retail (0.5%)
Dollar General Corp.*	21,488	1,232,552
Dollar Tree, Inc.*	14,648	797,730
Family Dollar Stores, Inc.	6,768	447,635
Kohl’s Corp.	13,801	727,037
Macy’s, Inc.	25,537	1,481,657
Nordstrom, Inc.	9,955	676,243
Target Corp.	180,507	10,460,381

		15,823,235

Specialty Retail (1.5%)
AutoNation, Inc.*	4,475	267,068
AutoZone, Inc.*	14,623	7,841,437
Bed Bath & Beyond, Inc.*	14,451	829,198
Best Buy Co., Inc.	19,512	605,067
CarMax, Inc.*	15,613	812,032
GameStop Corp., Class A	8,108	328,131
Gap, Inc.	18,416	765,553
Home Depot, Inc.	160,867	13,023,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

L Brands, Inc.	17,372	$1,019,042
Lowe’s Cos., Inc.	70,675	3,391,693
O’Reilly Automotive, Inc.*	7,515	1,131,759
PetSmart, Inc.	7,022	419,916
Ross Stores, Inc.	68,247	4,513,174
Staples, Inc.	45,778	496,234
Tiffany & Co.	33,196	3,327,899
TJX Cos., Inc.	49,626	2,637,622
Tractor Supply Co.	9,807	592,343
Urban Outfitters, Inc.*	7,208	244,063

		42,246,023

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	24,214	827,877
Fossil Group, Inc.*	3,370	352,232
Lululemon Athletica, Inc.*	19,958	807,900
Michael Kors Holdings Ltd.*	12,736	1,129,046
NIKE, Inc., Class B	92,980	7,210,599
PVH Corp.	5,827	679,428
Ralph Lauren Corp.	4,147	666,382
Under Armour, Inc., Class A*	11,470	682,350
VF Corp.	24,391	1,536,633

		13,892,447

Total Consumer Discretionary		332,326,391

Consumer Staples (5.4%)
Beverages (0.9%)
Brown-Forman Corp., Class B	11,483	1,081,354
Coca-Cola Co.	267,893	11,347,947
Coca-Cola Enterprises, Inc.	16,561	791,285
Constellation Brands, Inc., Class A*	11,956	1,053,682
Dr. Pepper Snapple Group, Inc.	13,909	814,789
Molson Coors Brewing Co., Class B	11,254	834,597
Monster Beverage Corp.*	9,584	680,752
PepsiCo, Inc.	107,447	9,599,315

		26,203,721

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	31,060	3,576,870
CVS Caremark Corp.	173,114	13,047,602
Kroger Co.	36,104	1,784,621
Safeway, Inc.	16,306	559,948
Sysco Corp.	41,417	1,551,067
Walgreen Co.	112,934	8,371,797
Wal-Mart Stores, Inc.	114,233	8,575,471
Whole Foods Market, Inc.	26,038	1,005,848

		38,473,224

Food Products (1.4%)
Archer-Daniels-Midland Co.	46,374	2,045,557
Campbell Soup Co.	12,670	580,413
ConAgra Foods, Inc.	29,830	885,355
General Mills, Inc.	43,543	2,287,749
Hershey Co.	10,570	1,029,201
Hormel Foods Corp.	9,531	470,355
J.M. Smucker Co.	7,344	782,650
Kellogg Co.	18,059	1,186,476
Keurig Green Mountain, Inc.	8,992	1,120,493

Kraft Foods Group, Inc.	42,184	$2,528,931
McCormick & Co., Inc. (Non-Voting)	9,242	661,635
Mead Johnson Nutrition Co.	116,878	10,889,523
Mondelez International, Inc., Class A	432,520	16,267,077
Tyson Foods, Inc., Class A	19,493	731,767

		41,467,182

Household Products (1.0%)
Clorox Co.	9,108	832,471
Colgate-Palmolive Co.	61,628	4,201,797
Kimberly-Clark Corp.	26,701	2,969,685
Procter & Gamble Co.	255,598	20,087,447

		28,091,400

Personal Products (0.2%)
Avon Products, Inc.	257,986	3,769,175
Estee Lauder Cos., Inc., Class A	17,899	1,329,180

		5,098,355

Tobacco (0.6%)
Altria Group, Inc.	140,782	5,904,397
Lorillard, Inc.	25,686	1,566,076
Philip Morris International, Inc.	111,475	9,398,457
Reynolds American, Inc.	22,045	1,330,416

		18,199,346

Total Consumer Staples		157,533,228

Energy (8.4%)
Energy Equipment & Services (2.4%)
Baker Hughes, Inc.	30,893	2,299,984
Cameron International Corp.*	66,214	4,483,350
Diamond Offshore Drilling, Inc.	4,848	240,606
Dresser-Rand Group, Inc.*	88,235	5,623,217
Ensco plc, Class A	78,771	4,377,305
FMC Technologies, Inc.*	16,660	1,017,426
Frank’s International N.V.	194,228	4,778,009
Halliburton Co.	258,494	18,355,659
Helmerich & Payne, Inc.	7,660	889,403
Nabors Industries Ltd.	18,531	544,255
National Oilwell Varco, Inc.	30,403	2,503,687
Noble Corp. plc	18,002	604,147
Rowan Cos., plc, Class A	8,796	280,856
Schlumberger Ltd.	138,921	16,385,732
Transocean Ltd.	24,105	1,085,448
Weatherford International plc*	168,791	3,882,193

		67,351,277

Oil, Gas & Consumable Fuels (6.0%)
Anadarko Petroleum Corp.	35,792	3,918,150
Apache Corp.	27,332	2,750,146
Bankers Petroleum Ltd.*	239,669	1,531,833
Cabot Oil & Gas Corp.	29,560	1,009,178
Cenovus Energy, Inc.	94,851	3,070,327
Chesapeake Energy Corp.	35,868	1,114,777
Chevron Corp.	291,293	38,028,301
Cimarex Energy Co.	6,165	884,431
Cobalt International Energy, Inc.*	95,424	1,751,030
ConocoPhillips Co.	162,610	13,940,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

CONSOL Energy, Inc.	16,283	$750,158
Denbury Resources, Inc.	24,896	459,580
Devon Energy Corp.	27,169	2,157,219
Enbridge, Inc.	55,100	2,615,597
Encana Corp.	134,650	3,192,551
EOG Resources, Inc.	38,730	4,525,988
EQT Corp.	10,750	1,149,175
Exxon Mobil Corp.	435,618	43,858,020
Hess Corp.	18,701	1,849,342
INPEX Corp.	120,641	1,833,938
Kinder Morgan, Inc.	47,340	1,716,548
Marathon Oil Corp.	47,904	1,912,328
Marathon Petroleum Corp.	20,450	1,596,531
Murphy Oil Corp.	11,947	794,237
Newfield Exploration Co.*	9,650	426,530
Noble Energy, Inc.	59,809	4,632,805
Occidental Petroleum Corp.	55,677	5,714,131
ONEOK, Inc.	14,725	1,002,478
Peabody Energy Corp.	19,196	313,855
Phillips 66	40,099	3,225,163
Pioneer Natural Resources Co.	10,136	2,329,354
QEP Resources, Inc.	12,746	439,737
Range Resources Corp.	11,947	1,038,792
Southwestern Energy Co.*	115,112	5,236,445
Spectra Energy Corp.	47,523	2,018,777
Tesoro Corp.	9,156	537,183
Total S.A.	81,927	5,921,000
Valero Energy Corp.	37,811	1,894,331
Williams Cos., Inc.	55,518	3,231,703

		174,372,224

Total Energy		241,723,501

Financials (11.8%)
Banks (4.9%)
Bank of America Corp.	1,296,735	19,930,817
BB&T Corp.	50,911	2,007,421
Citigroup, Inc.	532,339	25,073,167
Comerica, Inc.	12,865	645,308
Fifth Third Bancorp	60,256	1,286,465
First Republic Bank/California	88,893	4,888,226
Huntington Bancshares, Inc./Ohio	58,611	559,149
JPMorgan Chase & Co.	561,551	32,356,569
KeyCorp.	62,566	896,571
M&T Bank Corp.	9,315	1,155,526
PNC Financial Services Group, Inc.	208,701	18,584,824
Regions Financial Corp.	97,687	1,037,436
SunTrust Banks, Inc./Georgia	37,752	1,512,345
U.S. Bancorp/Minnesota	128,640	5,572,685
Wells Fargo & Co.	469,806	24,693,003
Zions Bancorp	13,086	385,644

		140,585,156

Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	3,924	805,990
Ameriprise Financial, Inc.	13,453	1,614,360
Bank of New York Mellon Corp.	80,811	3,028,796
BlackRock, Inc.	16,720	5,343,712
Charles Schwab Corp.	82,978	2,234,597
E*TRADE Financial Corp.*	20,412	433,959

Franklin Resources, Inc.	28,463	$1,646,300
Goldman Sachs Group, Inc.	117,613	19,693,121
Invesco Ltd.	30,652	1,157,113
Legg Mason, Inc.	7,274	373,229
Morgan Stanley	99,184	3,206,619
Northern Trust Corp.	15,747	1,011,115
State Street Corp.	30,524	2,053,044
T. Rowe Price Group, Inc.	18,615	1,571,292

		44,173,247

Consumer Finance (0.7%)
American Express Co.	64,521	6,121,107
Capital One Financial Corp.	137,655	11,370,303
Discover Financial Services	33,039	2,047,757
Navient Corp.	29,930	530,061

		20,069,228

Diversified Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	127,610	16,150,322
CME Group, Inc./Illinois	65,225	4,627,714
Intercontinental Exchange, Inc.	28,655	5,412,929
Leucadia National Corp.	22,444	588,482
McGraw Hill Financial, Inc.	19,286	1,601,317
Moody’s Corp.	13,322	1,167,806
NASDAQ OMX Group, Inc.	8,331	321,743

		29,870,313

Insurance (2.1%)
ACE Ltd.	151,403	15,700,491
Aflac, Inc.	32,179	2,003,143
Allstate Corp.	30,750	1,805,640
American International Group, Inc.	102,524	5,595,760
Aon plc	101,051	9,103,685
Assurant, Inc.	5,069	332,273
Chubb Corp.	17,322	1,596,569
Cincinnati Financial Corp.	10,419	500,529
Genworth Financial, Inc., Class A*	35,142	611,471
Hartford Financial Services Group, Inc.	31,857	1,140,799
Lincoln National Corp.	18,683	961,053
Loews Corp.	21,628	951,848
Marsh & McLennan Cos., Inc.	131,390	6,808,630
MetLife, Inc.	79,768	4,431,910
Principal Financial Group, Inc.	19,383	978,454
Progressive Corp.	100,803	2,556,364
Prudential Financial, Inc.	32,739	2,906,241
Torchmark Corp.	6,217	509,297
Travelers Cos., Inc.	24,622	2,316,191
Unum Group	18,228	633,605
XL Group plc	19,226	629,267

		62,073,220

Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	193,436	17,405,371
Apartment Investment & Management Co. (REIT), Class A	10,337	333,575
AvalonBay Communities, Inc. (REIT)	8,631	1,227,242

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Boston Properties, Inc. (REIT)	10,842	$1,281,308
Crown Castle International Corp. (REIT)	23,651	1,756,323
Equity Residential (REIT)	23,796	1,499,148
Essex Property Trust, Inc. (REIT)	4,428	818,782
General Growth Properties, Inc. (REIT)	36,931	870,094
HCP, Inc. (REIT)	32,462	1,343,278
Health Care REIT, Inc. (REIT)	21,641	1,356,242
Host Hotels & Resorts, Inc. (REIT)	53,624	1,180,264
Kimco Realty Corp. (REIT)	29,077	668,189
Macerich Co. (REIT)	9,963	665,030
Plum Creek Timber Co., Inc. (REIT)	12,539	565,509
Prologis, Inc. (REIT)	35,403	1,454,709
Public Storage (REIT)	10,269	1,759,593
Simon Property Group, Inc. (REIT)	22,015	3,660,654
Ventas, Inc. (REIT)	20,853	1,336,677
Vornado Realty Trust (REIT)	12,348	1,317,902
Weyerhaeuser Co. (REIT)	41,464	1,372,044

		41,871,934

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	19,750	632,790

Thrifts & Mortgage Finance (0.1%)
Essent Group Ltd.*	136,014	2,732,521
Hudson City Bancorp, Inc.	33,670	330,976
People’s United Financial, Inc.	21,945	332,906

		3,396,403

Total Financials		342,672,291

Health Care (10.8%)
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc.*	14,016	2,190,000
Amgen, Inc.	53,651	6,350,669
Biogen Idec, Inc.*	16,810	5,300,361
Celgene Corp.*	56,754	4,874,033
Gilead Sciences, Inc.*	502,958	41,700,248
Regeneron Pharmaceuticals, Inc.*	5,647	1,595,108
Seattle Genetics, Inc.*	181,627	6,947,233
Vertex Pharmaceuticals, Inc.*	16,734	1,584,375

		70,542,027

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	106,439	4,353,355
Baxter International, Inc.	38,450	2,779,935
Becton, Dickinson and Co.	13,689	1,619,409
Boston Scientific Corp.*	93,703	1,196,587
C.R. Bard, Inc.	5,401	772,397
CareFusion Corp.*	14,681	651,102
Covidien plc	31,951	2,881,341
DENTSPLY International, Inc.	10,038	475,299
Edwards Lifesciences Corp.*	7,470	641,225
Intuitive Surgical, Inc.*	2,721	1,120,508
Medtronic, Inc.	70,798	4,514,081
St. Jude Medical, Inc.	68,037	4,711,562
Stryker Corp.	20,951	1,766,588

Varian Medical Systems, Inc.*	7,361	$611,994
Zimmer Holdings, Inc.	11,889	1,234,792

		29,330,175

Health Care Providers & Services (1.7%)
Aetna, Inc.	25,325	2,053,351
AmerisourceBergen Corp.	80,999	5,885,387
Cardinal Health, Inc.	24,104	1,652,570
Cigna Corp.	19,035	1,750,649
DaVita HealthCare Partners, Inc.*	12,593	910,726
Express Scripts Holding Co.*	239,816	16,626,443
Humana, Inc.	10,966	1,400,578
Laboratory Corp. of America Holdings*	6,005	614,912
McKesson Corp.	16,340	3,042,671
Patterson Cos., Inc.	5,805	229,356
Quest Diagnostics, Inc.	10,231	600,457
Tenet Healthcare Corp.*	6,909	324,309
UnitedHealth Group, Inc.	140,893	11,518,003
WellPoint, Inc.	19,817	2,132,507

		48,741,919

Health Care Technology (0.5%)
Cerner Corp.*	116,473	6,007,678
IMS Health Holdings, Inc.*	324,915	8,343,817

		14,351,495

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	23,611	1,356,216
PerkinElmer, Inc.	8,013	375,329
Thermo Fisher Scientific, Inc.	119,144	14,058,992
Waters Corp.*	6,004	627,057

		16,417,594

Pharmaceuticals (4.6%)
AbbVie, Inc.	112,689	6,360,167
Actavis plc*	12,362	2,757,344
Allergan, Inc.	21,087	3,568,342
Bristol-Myers Squibb Co.	402,101	19,505,920
Eli Lilly and Co.	69,813	4,340,274
Forest Laboratories, Inc.*	18,013	1,783,287
GlaxoSmithKline plc (ADR)	112,660	6,025,057
Hospira, Inc.*	11,836	608,015
Johnson & Johnson	200,514	20,977,775
Merck & Co., Inc.	207,121	11,981,950
Mylan, Inc.*	26,478	1,365,206
Perrigo Co. plc	63,466	9,250,804
Pfizer, Inc.	903,481	26,815,316
Valeant Pharmaceuticals International, Inc.*	61,304	7,731,660
Zoetis, Inc.	317,465	10,244,596

		133,315,713

Total Health Care		312,698,923

Industrials (7.9%)
Aerospace & Defense (2.0%)
B/E Aerospace, Inc.*	36,336	3,360,717
Boeing Co.	170,532	21,696,786
General Dynamics Corp.	23,081	2,690,091
Hexcel Corp.*	145,425	5,947,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Honeywell International, Inc.	55,499	$5,158,632
L-3 Communications Holdings, Inc.	6,107	737,420
Lockheed Martin Corp.	18,892	3,036,511
Northrop Grumman Corp.	15,173	1,815,146
Precision Castparts Corp.	10,258	2,589,119
Raytheon Co.	22,168	2,044,998
Rockwell Collins, Inc.	9,597	749,910
Textron, Inc.	19,770	756,993
United Technologies Corp.	59,773	6,900,793

		57,484,998

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	10,511	670,497
Expeditors International of Washington, Inc.	13,976	617,180
FedEx Corp.	19,685	2,979,915
United Parcel Service, Inc., Class B	49,953	5,128,175

		9,395,767

Airlines (0.3%)
American Airlines Group, Inc.*	93,975	4,037,166
Delta Air Lines, Inc.	60,084	2,326,452
Southwest Airlines Co.	49,015	1,316,543

		7,680,161

Building Products (0.1%)
Allegion plc	6,353	360,088
Continental Building Products, Inc.*	101,403	1,561,606
Masco Corp.	25,245	560,439

		2,482,133

Commercial Services & Supplies (0.7%)
ADT Corp.	12,334	430,950
Cintas Corp.	7,147	454,121
Covanta Holding Corp.	365,476	7,532,460
Iron Mountain, Inc.	142,026	5,034,822
Pitney Bowes, Inc.	14,342	396,126
Republic Services, Inc.	18,928	718,696
Stericycle, Inc.*	5,998	710,283
Tyco International Ltd.	32,682	1,490,299
Waste Connections, Inc.	66,863	3,246,199
Waste Management, Inc.	30,651	1,371,019

		21,384,975

Construction & Engineering (0.1%)
Fluor Corp.	11,272	866,817
Jacobs Engineering Group, Inc.*	9,364	498,914
Quanta Services, Inc.*	15,425	533,396

		1,899,127

Electrical Equipment (0.7%)
AMETEK, Inc.	17,376	908,417
Eaton Corp. plc	141,549	10,924,752
Emerson Electric Co.	49,729	3,300,017
Polypore International, Inc.*	103,019	4,917,097
Rockwell Automation, Inc.	9,808	1,227,569

		21,277,852

Industrial Conglomerates (1.7%)
3M Co.	44,051	$6,309,865
Danaher Corp.	114,663	9,027,418
General Electric Co.	1,268,770	33,343,275
Roper Industries, Inc.	7,069	1,032,145

		49,712,703

Machinery (1.0%)
Caterpillar, Inc.	72,850	7,916,610
Cummins, Inc.	12,117	1,869,532
Deere & Co.	25,778	2,334,198
Dover Corp.	11,794	1,072,664
Flowserve Corp.	9,726	723,128
IDEX Corp.	46,137	3,725,101
Illinois Tool Works, Inc.	26,897	2,355,101
Ingersoll-Rand plc	17,782	1,111,553
Joy Global, Inc.	7,072	435,494
PACCAR, Inc.	25,131	1,578,981
Pall Corp.	7,767	663,224
Parker Hannifin Corp.	10,552	1,326,703
Pentair plc	13,792	994,679
Snap-on, Inc.	4,123	488,658
Stanley Black & Decker, Inc.	11,055	970,850
Xylem, Inc.	13,011	508,470

		28,074,946

Professional Services (0.5%)
Dun & Bradstreet Corp.	2,618	288,504
Equifax, Inc.	8,641	626,818
Nielsen N.V.	175,514	8,496,633
Robert Half International, Inc.	9,733	464,653
Towers Watson & Co., Class A	37,600	3,919,048

		13,795,656

Road & Rail (0.4%)
CSX Corp.	71,168	2,192,686
Kansas City Southern	7,814	840,083
Norfolk Southern Corp.	21,941	2,260,581
Ryder System, Inc.	3,763	331,483
Union Pacific Corp.	64,197	6,403,651

		12,028,484

Trading Companies & Distributors (0.1%)
Fastenal Co.	19,340	957,137
Fly Leasing Ltd. (ADR)	106,984	1,550,198
W.W. Grainger, Inc.	4,314	1,096,921

		3,604,256

Total Industrials		228,821,058

Information Technology (12.7%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	604,610	15,024,559
F5 Networks, Inc.*	5,362	597,541
Harris Corp.	7,541	571,231
Juniper Networks, Inc.*	33,555	823,440
Motorola Solutions, Inc.	16,027	1,066,917
QUALCOMM, Inc.	119,625	9,474,300

		27,557,988

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	11,132	$1,072,457
CDW Corp.	184,218	5,872,870
Corning, Inc.	92,715	2,035,094
FLIR Systems, Inc.	10,021	348,029
Jabil Circuit, Inc.	201,866	4,218,999
TE Connectivity Ltd.	28,960	1,790,887

		15,338,336

Internet Software & Services (2.6%)
Akamai Technologies, Inc.*	12,607	769,783
eBay, Inc.*	80,832	4,046,450
Facebook, Inc., Class A*	121,862	8,200,094
Google, Inc., Class A*	29,482	17,237,241
Google, Inc., Class C*	36,677	21,099,544
Marin Software, Inc.*	195,275	2,298,387
Twitter, Inc.*	18,200	745,654
VeriSign, Inc.*	239,318	11,681,112
Yahoo!, Inc.*	261,612	9,190,430

		75,268,695

IT Services (1.7%)
Accenture plc, Class A	55,815	4,512,084
Alliance Data Systems Corp.*	3,840	1,080,000
Automatic Data Processing, Inc.	34,163	2,708,443
Cognizant Technology Solutions Corp., Class A*	43,114	2,108,706
Computer Sciences Corp.	10,259	648,369
Fidelity National Information Services, Inc.	20,388	1,116,039
Fiserv, Inc.*	17,655	1,064,950
International Business Machines Corp.	67,433	12,223,580
Jack Henry & Associates, Inc.	52,059	3,093,866
MasterCard, Inc., Class A	71,211	5,231,872
Paychex, Inc.	22,931	953,012
Teradata Corp.*	11,164	448,793
Total System Services, Inc.	11,754	369,193
Visa, Inc., Class A	59,475	12,531,977
Western Union Co.	38,164	661,764
Xerox Corp.	77,381	962,620

		49,715,268

Semiconductors & Semiconductor Equipment (1.9%)
Altera Corp.	22,186	771,185
Analog Devices, Inc.	22,255	1,203,328
Applied Materials, Inc.	86,261	1,945,185
ARM Holdings plc (ADR)	51,300	2,320,812
ASML Holding N.V.	34,941	3,258,947
Avago Technologies Ltd.	75,733	5,458,077
Broadcom Corp., Class A	214,621	7,966,731
First Solar, Inc.*	5,030	357,432
Intel Corp.	352,809	10,901,798
KLA-Tencor Corp.	11,745	853,157
Lam Research Corp.	11,483	776,021
Linear Technology Corp.	16,754	788,611
Microchip Technology, Inc.	14,184	692,321
Micron Technology, Inc.*	75,848	2,499,192
NVIDIA Corp.	39,517	732,645
ON Semiconductor Corp.*	324,854	2,969,166

Texas Instruments, Inc.	236,378	$11,296,505
Xilinx, Inc.	19,039	900,735

		55,691,848

Software (2.4%)
Activision Blizzard, Inc.	335,669	7,485,419
Adobe Systems, Inc.*	32,800	2,373,408
Autodesk, Inc.*	16,140	909,973
CA, Inc.	22,584	649,064
Citrix Systems, Inc.*	11,605	725,893
Electronic Arts, Inc.*	22,278	799,112
Intuit, Inc.	20,114	1,619,780
Microsoft Corp.	532,770	22,216,509
Oracle Corp.	645,942	26,180,029
Red Hat, Inc.*	13,410	741,171
Salesforce.com, Inc.*	40,027	2,324,768
Symantec Corp.	49,000	1,122,100
Tableau Software, Inc., Class A*	27,900	1,990,107
Workday, Inc., Class A*	14,902	1,339,094

		70,476,427

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	553,597	51,445,769
EMC Corp.	145,086	3,821,565
Hewlett-Packard Co.	132,620	4,466,642
NetApp, Inc.	127,964	4,673,245
SanDisk Corp.	16,028	1,673,804
Seagate Technology plc	23,136	1,314,588
Western Digital Corp.	67,151	6,198,037

		73,593,650

Total Information Technology		367,642,212

Materials (2.4%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	15,041	1,934,573
Airgas, Inc.	4,734	515,580
CF Industries Holdings, Inc.	3,688	887,074
Dow Chemical Co.	85,330	4,391,082
E.I. du Pont de Nemours & Co.	65,082	4,258,966
Eastman Chemical Co.	10,642	929,579
Ecolab, Inc.	19,144	2,131,493
FMC Corp.	9,430	671,322
International Flavors & Fragrances, Inc.	5,756	600,236
LyondellBasell Industries N.V., Class A	29,519	2,882,530
Monsanto Co.	137,242	17,119,567
Mosaic Co.	91,866	4,542,774
PPG Industries, Inc.	9,797	2,058,839
Praxair, Inc.	47,258	6,277,753
Sherwin-Williams Co.	6,001	1,241,667
Sigma-Aldrich Corp.	8,418	854,259

		51,297,294

Construction Materials (0.0%)
Vulcan Materials Co.	9,262	590,452

Containers & Packaging (0.1%)
Avery Dennison Corp.	6,737	345,271
Ball Corp.	9,872	618,777
Bemis Co., Inc.	7,134	290,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

MeadWestvaco Corp.	11,885	$526,030
Owens-Illinois, Inc.*	11,683	404,699
Sealed Air Corp.	13,757	470,077

		2,654,923

Metals & Mining (0.5%)
Alcoa, Inc.	83,049	1,236,600
Allegheny Technologies, Inc.	78,169	3,525,422
Barrick Gold Corp.	23,356	427,415
Cliffs Natural Resources, Inc.	26,792	403,219
Freeport-McMoRan Copper & Gold, Inc.	93,357	3,407,530
Horsehead Holding Corp.*	92,687	1,692,465
Newmont Mining Corp.	35,311	898,312
Nucor Corp.	53,971	2,658,072
United States Steel Corp.	10,234	266,493

		14,515,528

Paper & Forest Products (0.0%)
International Paper Co.	30,691	1,548,975

Total Materials		70,607,172

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	367,837	13,006,716
CenturyLink, Inc.	74,404	2,693,425
Frontier Communications Corp.	70,939	414,284
Level 3 Communications, Inc.*	107,476	4,719,271
Verizon Communications, Inc.	369,002	18,055,268
Windstream Holdings, Inc.	42,658	424,873

		39,313,837

Wireless Telecommunication Services (0.3%)
China Mobile Ltd.	594,376	5,767,067
SoftBank Corp.	40,755	3,034,549

		8,801,616

Total Telecommunication Services		48,115,453

Utilities (2.2%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	34,584	1,928,750
Duke Energy Corp.	50,119	3,718,329
Edison International	23,083	1,341,353
Entergy Corp.	12,707	1,043,118
Exelon Corp.	252,448	9,209,303
FirstEnergy Corp.	29,745	1,032,746
ITC Holdings Corp.	167,947	6,126,706
NextEra Energy, Inc.	30,905	3,167,144
Northeast Utilities	22,384	1,058,092
Pepco Holdings, Inc.	17,771	488,347
Pinnacle West Capital Corp.	7,812	451,846
PPL Corp.	44,760	1,590,323
Southern Co.	63,126	2,864,658
Xcel Energy, Inc.	35,560	1,146,099

		35,166,814

Gas Utilities (0.0%)
AGL Resources, Inc.	8,442	$464,563

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	202,646	3,151,145
Calpine Corp.*	72,459	1,725,249
NextEra Energy Partners LP	63,300	2,121,183
NRG Energy, Inc.	151,173	5,623,636

		12,621,213

Multi-Utilities (0.6%)
Ameren Corp.	17,183	702,441
CenterPoint Energy, Inc.	30,437	777,361
CMS Energy Corp	19,082	594,404
Consolidated Edison, Inc.	20,750	1,198,105
Dominion Resources, Inc.	41,215	2,947,697
DTE Energy Co.	12,539	976,412
Integrys Energy Group, Inc.	5,659	402,525
NiSource, Inc.	22,303	877,400
PG&E Corp.	65,424	3,141,661
Public Service Enterprise Group, Inc.	35,844	1,462,077
SCANA Corp.	10,025	539,445
Sempra Energy	16,154	1,691,485
TECO Energy, Inc.	14,480	267,590
Wisconsin Energy Corp.	15,972	749,406

		16,328,009

Total Utilities		64,580,599

Total Common Stocks (74.8%) (Cost $1,565,771,565)		2,166,720,828

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(4.8%)
iShares® Core S&P 500 ETF	245,844	48,431,268
iShares® Morningstar Large-Cap ETF	134,102	15,267,513
iShares® Morningstar Large-Cap Growth ETF	13,898	1,482,220
iShares® Morningstar Large-Cap Value ETF	45,463	3,852,534
iShares® NYSE 100 ETF	5,536	490,434
iShares® Russell 1000 ETF	200,099	22,032,901
iShares® Russell 1000 Growth ETF	16,397	1,490,979
iShares® Russell 1000 Value ETF	27,825	2,817,838
iShares® S&P 100 ETF	83,815	7,252,512
iShares® S&P 500 Growth ETF	7,348	772,936
iShares® S&P 500 Value ETF	45,446	4,102,865
Vanguard Growth ETF	11,300	1,117,570
Vanguard Large-Cap ETF	289,413	26,050,064
Vanguard Value ETF	69,600	5,634,120

Total Investment Companies (4.8%) (Cost $96,350,078)		140,795,754

Total Investments Before Securities Sold Short (79.6%) (Cost $1,662,121,643)		2,307,516,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

SECURITIES SOLD SHORT:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Seventy Seven Energy, Inc.*	(2,562)	$(60,335)

Total Securities Sold Short (0.0%) (Proceeds Received $37,020)		(60,335)

Total Investments after Securities Sold Short (79.6%) (Cost $1,662,084,623)		2,307,456,247
Other Assets Less Liabilities (20.4%)		590,643,267

Net Assets (100%)		$2,898,099,514

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	5,876	September-14	$571,404,218	$573,615,120	$2,210,902

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$327,650,104	$4,676,287	$—	$332,326,391
Consumer Staples	157,533,228	–	—	157,533,228
Energy	233,968,563	7,754,938	—	241,723,501
Financials	342,672,291	—	—	342,672,291
Health Care	312,698,923	—	—	312,698,923
Industrials	228,821,058	—	—	228,821,058
Information Technology	367,642,212	—	—	367,642,212
Materials	70,607,172	—	—	70,607,172
Telecommunication Services	39,313,837	8,801,616	—	48,115,453
Utilities	64,580,599	—	—	64,580,599
Futures	2,210,902	—	—	2,210,902
Investment Companies
Exchange Traded Funds (ETFs)	140,795,754	—	—	140,795,754

Total Assets	$2,288,494,643	$21,232,841	$—	$2,309,727,484

Liabilities:
Common Stocks
Energy	$—	$(60,335)	$—	$(60,335)

Total Liabilities	$—	$(60,335)	$—	$(60,335)

Total	$2,288,494,643	$21,172,506	$—	$2,309,667,149

(a)	A security with a market value of $1,081,354 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	2,210,902	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,210,902

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	39,677,920	—	—	39,677,920
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$39,677,920	$—	$—	$39,677,920

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(8,870,099)	—	—	(8,870,099)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(8,870,099)	$—	$—	$(8,870,099)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

This Portfolio held futures contracts with an average notional balance of approximately $471,883,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$2,210,902	(c)	$—	$—	$2,210,902

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$164,126,051
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$428,487,853

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$651,021,757
Aggregate gross unrealized depreciation	(7,988,547)

Net unrealized appreciation	$643,033,210

Federal income tax cost of investments	$1,664,483,372

For the six months ended June 30, 2014, the Portfolio incurred approximately $5,695 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $104,835,275 which expires in the year 2016.

Included in the capital loss carryforward amounts are $104,835,275 of losses acquired from the Multimanager Large Cap Core Portfolio as a result of a tax free reorganization that occurred during the year 2014. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Tax Law. Therefore, it is possible not all of these capital losses will be available for use. Losses may be limited under U.S Code §381, which will be calculated at year end.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $1,662,121,643)	$2,307,516,582
Cash	426,381,724
Foreign cash (Cost $93,266)	93,308
Cash held as collateral at broker	25,537,000
Receivable for securities sold	163,745,952
Dividends, interest and other receivables	2,473,573
Due from broker for futures variation margin	117,520
Receivable from Separate Accounts for Trust shares sold	35,108
Other assets	36,372

Total assets	2,925,937,139

LIABILITIES
Payable for securities purchased	23,364,023
Payable to Separate Accounts for Trust shares redeemed	2,055,629
Investment management fees payable	1,241,103
Distribution fees payable – Class IB	397,358
Administrative fees payable	365,405
Securities sold short (Proceeds received $37,020)	60,335
Trustees’ fees payable	24,470
Distribution fees payable – Class IA	1,150
Accrued expenses	328,152

Total liabilities	27,837,625

NET ASSETS	$2,898,099,514

Net assets were comprised of:
Paid in capital	$2,339,837,856
Accumulated undistributed net investment income (loss)	11,595,633
Accumulated undistributed net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(100,914,166)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	647,580,191

Net assets	$2,898,099,514

Class IA
Net asset value, offering and redemption price per share, $5,554,795 / 602,988 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.21

Class IB
Net asset value, offering and redemption price per share, $1,935,512,184 / 210,073,069 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.21

Class K
Net asset value, offering and redemption price per share, $957,032,535 / 103,763,117 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited) (ad)

INVESTMENT INCOME
Dividends (net of $29,340 foreign withholding tax)	$21,117,269
Interest	221,790

Total income	21,339,059

EXPENSES
Investment management fees	5,768,586
Distribution fees – Class IB	2,340,045
Administrative fees	1,605,062
Printing and mailing expenses	121,154
Custodian fees	49,718
Professional fees	45,751
Trustees’ fees	32,346
Distribution fees – Class IA	1,743
Miscellaneous	10,052

Total expenses	9,974,457

NET INVESTMENT INCOME (LOSS)	11,364,602

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	68,506,386
Futures	39,677,920
Foreign currency transactions	138
Securities sold short	23,324

Net realized gain (loss)	108,207,768

Change in unrealized appreciation (depreciation) on:
Investments	19,585,053
Futures	(8,870,099)
Foreign currency translations	(2,335)
Securities sold short	(23,315)

Net change in unrealized appreciation (depreciation)	10,689,304

NET REALIZED AND UNREALIZED GAIN (LOSS)	118,897,072

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$130,261,674

(ad)	On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Core Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA Large Cap Core Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited) (ad)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,364,602	$12,256,963
Net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	108,207,768	120,724,057
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	10,689,304	311,086,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	130,261,674	444,067,530

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(5,780)
Class IB	—	(8,954,353)
Class K	—	(3,199,450)

	—	(12,159,583)

Distributions from net realized capital gains
Class IA	—	(48,498)
Class IB	—	(75,225,982)
Class K	—	(17,518,289)

	—	(92,792,769)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(104,952,352)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 19,652 and 21,442 shares, respectively ]	179,459	175,888
Capital shares issued in connection with merger (Note 9) [ 455,032 and 0 shares, respectively ]	4,192,472	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,373 shares, respectively ]	—	54,278
Capital shares repurchased [ (4,980) and (25,330) shares, respectively ]	(44,092)	(209,687)

Total Class IA transactions	4,327,839	20,479

Class IB
Capital shares sold [ 1,122,518 and 5,685,185 shares, respectively ]	9,817,647	45,152,360
Capital shares sold in-kind (Note 9)[ 0 and 213,226,977 shares, respectively ]	—	1,655,878,473
Capital shares issued in connection with merger (Note 9) [ 2,605,118 and 0 shares, respectively ]	24,006,105	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,883,227 shares, respectively ]	—	84,180,335
Capital shares repurchased [ (17,945,853) and (28,855,468) shares, respectively ]	(157,033,740)	(241,453,860)

Total Class IB transactions	(123,209,988)	1,543,757,308

Class K
Capital shares sold [ 29,292 and 244,643 shares, respectively ]	252,727	1,954,353
Capital shares sold in-kind (Note 9)[ 0 and 33 shares, respectively ]	—	260
Capital shares issued in connection with merger (Note 9) [ 61,392,015 and 0 shares, respectively ]	566,285,754	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,432,807 shares, respectively ]	—	20,717,739
Capital shares repurchased [ (10,119,198) and (6,739,045) shares, respectively ]	(91,604,860)	(54,592,772)

Total Class K transactions	474,933,621	(31,920,420)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	356,051,472	1,511,857,367

TOTAL INCREASE (DECREASE) IN NET ASSETS	486,313,146	1,850,972,545
NET ASSETS:
Beginning of period	2,411,786,368	560,813,823

End of period (a)	$2,898,099,514	$2,411,786,368

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,595,633	$142,853

(ad)On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Core Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA Large Cap Core Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (ad)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$8.71	$6.92	$6.60	$7.22	$6.88	$5.66

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.06 (e)	0.08 (e)	0.08 (e)	0.08 (e)	0.09 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.46	2.12	0.90	(0.38)	0.91	1.42

Total from investment operations	0.50	2.18	0.98	(0.30)	0.99	1.51

Less distributions:
Dividends from net investment income	—	(0.04)	(0.08)	(0.09)	(0.09)	(0.29)
Distributions from net realized gains	—	(0.35)	(0.58)	(0.23)	(0.56)	—

Total dividends and distributions	—	(0.39)	(0.66)	(0.32)	(0.65)	(0.29)

Net asset value, end of period	$9.21	$8.71	$6.92	$6.60	$7.22	$6.88

Total return (b)	5.74%	31.62%	14.92%	(4.00)%	14.56%	26.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,555	$1,161	$906	$789	$450,116	$423,167
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.91%	0.93%	0.96%	0.69%	0.70%	0.70%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.91%	0.93%	0.96%	0.69%	0.70%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.91%	0.93%	0.96%	0.70%	0.71%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.76%	1.08%	1.10%	1.19%	1.60%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	0.76%	1.09%	1.11%	1.19%	1.62%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	0.76%	1.08%	1.09%	1.18%	1.60%
Portfolio turnover rate (z)	8%	46%	24%	29%	24%	36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (ad)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011		2010	2009
Net asset value, beginning of period	$8.71	$6.92	$6.60	$7.22		$6.88	$5.66

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.06 (e)	0.08 (e)	0.08	(e)	0.07 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.46	2.12	0.90	(0.39)		0.90	1.41

Total from investment operations	0.50	2.18	0.98	(0.31)		0.97	1.50

Less distributions:
Dividends from net investment income	—	(0.04)	(0.08)	(0.08)		(0.07)	(0.28)
Distributions from net realized gains	—	(0.35)	(0.58)	(0.23)		(0.56)	—

Total dividends and distributions	—	(0.39)	(0.66)	(0.31)		(0.63)	(0.28)

Net asset value, end of period	$9.21	$8.71	$6.92	$6.60		$7.22	$6.88

Total return (b)	5.74%	31.61%	14.92%	(4.24)%		14.27%	26.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,935,512	$1,953,737	$168,607	$161,281		$190,389	$183,149
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.93%	0.96%	0.94	%(c)	0.95%	0.95	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.93%	0.96%	0.94%		0.95%	0.93	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.93%	0.96%	0.95	%(c)	0.96%	0.95	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.92%	0.72%	1.08%	1.04%		0.94%	1.40%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.92%	0.72%	1.08%	1.05%		0.94%	1.43%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.92%	0.72%	1.08%	1.04%		0.93%	1.40%
Portfolio turnover rate (z)	8%	46%	24%	29%		24%	36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (ad)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$8.71	$6.92	$6.60	$6.49

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.08 (e)	0.10 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.46	2.12	0.90	0.26

Total from investment operations	0.51	2.20	1.00	0.30

Less distributions:
Dividends from net investment income	—	(0.06)	(0.10)	(0.09)
Distributions from net realized gains	—	(0.35)	(0.58)	(0.10)

Total dividends and distributions	—	(0.41)	(0.68)	(0.19)

Net asset value, end of period	$9.22	$8.71	$6.92	$6.60

Total return (b)	5.86%	31.95%	15.21%	4.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$957,033	$456,889	$391,301	$395,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.68%	0.71%	0.71%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.65%	0.68%	0.71%	0.70%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.65%	0.68%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.16%	1.01%	1.33%	1.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.16%	1.01%	1.33%	1.73%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.16%	1.01%	1.33%	1.73%
Portfolio turnover rate (z)	8%	46%	24%	29%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ad)	On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Core Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA Large Cap Core Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	19.4%
Consumer Discretionary	15.7
Health Care	10.7
Industrials	9.4
Consumer Staples	5.8
Energy	4.8
Financials	4.5
Exchange Traded Funds	4.5
Materials	3.6
Telecommunication Services	1.4
Utilities	0.0 #
Cash and Other	20.2

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,052.10	$4.68
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.61
Class IB
Actual	1,000.00	1,052.00	4.40
Hypothetical (5% average return before expenses)	1,000.00	1,020.50	4.34
Class K
Actual	1,000.00	1,053.30	3.13
Hypothetical (5% average return before expenses)	1,000.00	1,021.74	3.09

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.92%, 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.7%)
Auto Components (0.5%)
BorgWarner, Inc.	180,160	$11,744,630
Delphi Automotive plc	159,660	10,975,028
Gentex Corp.	22,872	665,347
Goodyear Tire & Rubber Co.	65,946	1,831,980
Johnson Controls, Inc.	47,050	2,349,207
Lear Corp.	17,292	1,544,521

		29,110,713

Automobiles (0.3%)
Harley-Davidson, Inc.	87,631	6,121,025
Tesla Motors, Inc.*	39,531	9,489,812
Thor Industries, Inc.	12,239	696,032

		16,306,869

Distributors (0.2%)
Genuine Parts Co.	38,134	3,348,165
LKQ Corp.*	310,599	8,289,888

		11,638,053

Diversified Consumer Services (0.1%)
H&R Block, Inc.	72,755	2,438,747
Service Corp. International	44,165	915,099

		3,353,846

Hotels, Restaurants & Leisure (3.3%)
Aramark	10,469	270,938
Bally Technologies, Inc.*	10,451	686,840
Brinker International, Inc.	17,269	840,137
Burger King Worldwide, Inc.	28,112	765,209
Chipotle Mexican Grill, Inc.*	30,123	17,848,179
Choice Hotels International, Inc.	697	32,836
Domino’s Pizza, Inc.	14,781	1,080,343
Dunkin’ Brands Group, Inc.	28,244	1,293,858
Hilton Worldwide Holdings, Inc.*	35,977	838,264
Hyatt Hotels Corp., Class A*	651	39,698
Las Vegas Sands Corp.	185,525	14,140,715
Marriott International, Inc., Class A	51,358	3,292,048
McDonald’s Corp.	261,937	26,387,533
MGM Resorts International*	171,094	4,516,881
Norwegian Cruise Line Holdings Ltd.*	22,351	708,527
Panera Bread Co., Class A*	6,536	979,289
SeaWorld Entertainment, Inc.	18,136	513,793
Six Flags Entertainment Corp.	19,377	824,491
Starbucks Corp.	524,888	40,615,833
Starwood Hotels & Resorts Worldwide, Inc.	349,424	28,240,448
Wyndham Worldwide Corp.	33,775	2,557,443
Wynn Macau Ltd.	646,800	2,536,994
Wynn Resorts Ltd.	155,335	32,241,332
Yum! Brands, Inc.	117,003	9,500,644

		190,752,273

Household Durables (0.2%)
D.R. Horton, Inc.	93,404	$2,295,870
Harman International Industries, Inc.	18,074	1,941,690
Jarden Corp.*	10,462	620,920
Leggett & Platt, Inc.	18,235	625,096
Lennar Corp., Class A	51,397	2,157,646
Newell Rubbermaid, Inc.	43,574	1,350,358
NVR, Inc.*	1,174	1,350,804
Tempur Sealy International, Inc.*	16,160	964,752
Tupperware Brands Corp.	13,404	1,121,915
Whirlpool Corp.	1,916	266,746

		12,695,797

Internet & Catalog Retail (3.1%)
Amazon.com, Inc.*	211,771	68,778,985
Ctrip.com International Ltd. (ADR)*	67,505	4,323,020
Expedia, Inc.	26,848	2,114,549
Groupon, Inc.*	127,910	846,764
HomeAway, Inc.*	23,005	801,034
Liberty Interactive Corp.*	65,132	1,912,276
Liberty Ventures*	19,567	1,444,045
Netflix, Inc.*	44,477	19,596,566
Priceline Group, Inc.*	59,155	71,163,465
TripAdvisor, Inc.*	29,543	3,210,142
Vipshop Holdings Ltd. (ADR)*	11,800	2,215,332
zulily, Inc., Class A*	3,583	146,724

		176,552,902

Leisure Products (0.1%)
Hasbro, Inc.	25,906	1,374,313
Mattel, Inc.	32,617	1,271,085
Polaris Industries, Inc.	17,483	2,276,986

		4,922,384

Media (4.0%)
AMC Networks, Inc., Class A*	15,861	975,293
Cablevision Systems Corp. – New York Group, Class A	51,980	917,447
CBS Corp. (Non-Voting), Class B	136,493	8,481,675
CBS Outdoor Americas, Inc.	510	16,667
Charter Communications, Inc., Class A*	28,058	4,443,826
Cinemark Holdings, Inc.	30,660	1,084,138
Clear Channel Outdoor Holdings, Inc., Class A	5,519	45,145
Comcast Corp., Class A	979,019	52,553,740
DIRECTV*	123,989	10,540,305
Discovery Communications, Inc., Class A*	60,863	4,520,904
DISH Network Corp., Class A*	41,472	2,698,998
Interpublic Group of Cos., Inc.	112,416	2,193,236
Lamar Advertising Co., Class A	21,107	1,118,671
Liberty Global plc*	225,656	9,547,505
Liberty Global plc, Class A*	24,330	1,075,873
Lions Gate Entertainment Corp.	21,423	612,269
Live Nation Entertainment, Inc.*	19,572	483,233

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Morningstar, Inc.	5,120	$367,667
Omnicom Group, Inc.	68,528	4,880,564
Regal Entertainment Group, Class A	5,641	119,025
Scripps Networks Interactive, Inc., Class A	28,034	2,274,679
Sirius XM Holdings, Inc.*	731,693	2,531,658
Starz, Class A*	21,751	647,962
Time Warner Cable, Inc.	73,834	10,875,748
Time Warner, Inc.	114,980	8,077,345
Twenty-First Century Fox, Inc., Class A	804,449	28,276,382
Viacom, Inc., Class B	113,938	9,881,843
Walt Disney Co.	705,996	60,532,097

		229,773,895

Multiline Retail (0.3%)
Big Lots, Inc.*	4,640	212,048
Dillard’s, Inc., Class A	4,624	539,205
Dollar General Corp.*	62,558	3,588,327
Dollar Tree, Inc.*	78,109	4,253,816
Family Dollar Stores, Inc.	23,948	1,583,921
Kohl’s Corp.	3,093	162,939
Macy’s, Inc.	74,067	4,297,367
Nordstrom, Inc.	36,782	2,498,601
Sears Holdings Corp.*	5,583	223,097
Target Corp.	17,009	985,671

		18,344,992

Specialty Retail (2.6%)
Aaron’s, Inc.	3,178	113,264
Abercrombie & Fitch Co., Class A	2,843	122,960
Advance Auto Parts, Inc.	77,416	10,444,967
AutoNation, Inc.*	135,695	8,098,278
AutoZone, Inc.*	19,734	10,582,160
Bed Bath & Beyond, Inc.*	22,870	1,312,281
Best Buy Co., Inc.	22,852	708,641
Cabela’s, Inc.*	1,538	95,971
CarMax, Inc.*	127,682	6,640,741
Chico’s FAS, Inc.	18,039	305,941
CST Brands, Inc.	17,175	592,538
Dick’s Sporting Goods, Inc.	4,427	206,121
Foot Locker, Inc.	5,660	287,075
GameStop Corp., Class A	1,649	66,735
Gap, Inc.	70,188	2,917,715
GNC Holdings, Inc., Class A	24,208	825,493
Home Depot, Inc.	580,931	47,032,174
L Brands, Inc.	23,044	1,351,761
Lowe’s Cos., Inc.	404,346	19,404,565
Murphy USA, Inc.*	5,819	284,491
O’Reilly Automotive, Inc.*	28,112	4,233,667
Penske Automotive Group, Inc.	5,074	251,163
PetSmart, Inc.	26,338	1,575,012
Restoration Hardware Holdings, Inc.*	31,242	2,907,068
Ross Stores, Inc.	95,470	6,313,431
Sally Beauty Holdings, Inc.*	31,792	797,343
Signet Jewelers Ltd.	14,631	1,618,042
Tiffany & Co.	29,920	2,999,480
TJX Cos., Inc.	185,639	9,866,713
Tractor Supply Co.	104,788	6,329,195

Ulta Salon Cosmetics & Fragrance, Inc.*	17,074	$1,560,734
Urban Outfitters, Inc.*	20,556	696,026
Williams-Sonoma, Inc.	24,944	1,790,480

		152,332,226

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	14,270	983,631
Coach, Inc.	72,740	2,486,981
Deckers Outdoor Corp.*	9,209	795,013
Fossil Group, Inc.*	12,379	1,293,853
Hanesbrands, Inc.	52,120	5,130,693
Kate Spade & Co.*	33,609	1,281,847
Michael Kors Holdings Ltd.*	54,171	4,802,259
NIKE, Inc., Class B	221,043	17,141,885
PVH Corp.	19,124	2,229,858
Ralph Lauren Corp.	11,768	1,891,000
Under Armour, Inc., Class A*	209,392	12,456,730
VF Corp.	91,469	5,762,547

		56,256,297

Total Consumer Discretionary		902,040,247

Consumer Staples (5.8%)
Beverages (2.0%)
Brown-Forman Corp., Class B	40,803	3,842,419
Coca-Cola Co.	1,052,289	44,574,962
Coca-Cola Enterprises, Inc.	66,690	3,186,448
Constellation Brands, Inc., Class A*	226,123	19,928,220
Dr. Pepper Snapple Group, Inc.	52,089	3,051,374
Monster Beverage Corp.*	37,981	2,697,790
PepsiCo, Inc.	458,263	40,941,216

		118,222,429

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	136,100	15,673,276
CVS Caremark Corp.	115,340	8,693,176
Kroger Co.	135,092	6,677,597
Rite Aid Corp.*	173,334	1,242,805
Sprouts Farmers Market, Inc.*	25,988	850,327
Sysco Corp.	58,167	2,178,354
Walgreen Co.	190,222	14,101,157
Wal-Mart Stores, Inc.	43,066	3,232,965
Whole Foods Market, Inc.	60,293	2,329,119

		54,978,776

Food Products (1.2%)
Archer-Daniels-Midland Co.	17,060	752,517
Campbell Soup Co.	30,679	1,405,405
Flowers Foods, Inc.	45,679	962,913
General Mills, Inc.	162,897	8,558,608
Hain Celestial Group, Inc.*	12,198	1,082,451
Hershey Co.	39,650	3,860,720
Hillshire Brands Co.	19,832	1,235,534
Hormel Foods Corp.	35,515	1,752,665
Ingredion, Inc.	2,999	225,045
Kellogg Co.	62,112	4,080,758
Keurig Green Mountain, Inc.	192,666	24,008,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kraft Foods Group, Inc.	157,806	$9,460,470
McCormick & Co., Inc. (Non-Voting)	34,623	2,478,661
Mead Johnson Nutrition Co.	53,588	4,992,794
Nestle S.A. (Registered)	17,863	1,383,839
Pilgrim’s Pride Corp.*	2,328	63,694
Tyson Foods, Inc., Class A	4,416	165,777
WhiteWave Foods Co.*	46,166	1,494,393

		67,964,354

Household Products (0.6%)
Church & Dwight Co., Inc.	36,058	2,522,257
Clorox Co.	28,280	2,584,792
Colgate-Palmolive Co.	216,911	14,788,992
Kimberly-Clark Corp.	82,803	9,209,349
Procter & Gamble Co.	40,910	3,215,117
Spectrum Brands Holdings, Inc.	5,660	486,930

		32,807,437

Personal Products (0.2%)
Avon Products, Inc.	47,167	689,110
Coty, Inc., Class A	14,858	254,517
Estee Lauder Cos., Inc., Class A	90,912	6,751,125
Herbalife Ltd.	21,556	1,391,224
Nu Skin Enterprises, Inc., Class A	15,660	1,158,214

		10,244,190

Tobacco (0.9%)
Altria Group, Inc.	497,998	20,886,036
Lorillard, Inc.	96,120	5,860,437
Philip Morris International, Inc.	244,675	20,628,549
Reynolds American, Inc.	61,817	3,730,656

		51,105,678

Total Consumer Staples		335,322,864

Energy (4.8%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	3,767	197,692
Baker Hughes, Inc.	9,629	716,879
Cameron International Corp.*	34,619	2,344,052
Dresser-Rand Group, Inc.*	20,315	1,294,675
Dril-Quip, Inc.*	10,848	1,185,036
FMC Technologies, Inc.*	62,372	3,809,058
Frank’s International N.V.	1,171	28,807
Halliburton Co.	386,954	27,477,604
Helmerich & Payne, Inc.	17,359	2,015,553
Nabors Industries Ltd.	7,908	232,258
National Oilwell Varco, Inc.	9,700	798,795
Oceaneering International, Inc.	28,658	2,239,050
Patterson-UTI Energy, Inc.	19,653	686,676
RPC, Inc.	16,419	385,682
Schlumberger Ltd.	535,869	63,205,749
Seadrill Ltd.	27,870	1,113,406
Superior Energy Services, Inc.	2,901	104,842
Unit Corp.*	883	60,777

		107,896,591

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.	9,796	1,072,368
Antero Resources Corp.*	111,686	7,329,952

Athlon Energy, Inc.*	13,638	$650,533
Cabot Oil & Gas Corp.	110,668	3,778,206
Cheniere Energy, Inc.*	63,087	4,523,338
Chesapeake Energy Corp.	32,195	1,000,621
Cimarex Energy Co.	2,811	403,266
Cobalt International Energy, Inc.*	84,644	1,553,217
Concho Resources, Inc.*	50,531	7,301,729
Continental Resources, Inc.*	164,104	25,934,996
CVR Energy, Inc.	1,707	82,260
EOG Resources, Inc.	144,852	16,927,405
EQT Corp.	67,941	7,262,893
Gulfport Energy Corp.*	86,992	5,463,098
HollyFrontier Corp.	9,693	423,487
Kinder Morgan, Inc.	48,045	1,742,112
Kosmos Energy Ltd.*	28,258	317,337
Laredo Petroleum Holdings, Inc.*	18,179	563,185
Marathon Petroleum Corp.	97,493	7,611,278
Noble Energy, Inc.	68,198	5,282,617
Oasis Petroleum, Inc.*	26,866	1,501,541
ONEOK, Inc.	29,238	1,990,523
PBF Energy, Inc., Class A	5,839	155,609
Phillips 66	61,513	4,947,491
Pioneer Natural Resources Co.	100,220	23,031,558
QEP Resources, Inc.	6,145	212,002
Range Resources Corp.	94,885	8,250,251
Sanchez Energy Corp.*	111,881	4,205,607
SM Energy Co.	17,806	1,497,485
Southwestern Energy Co.*	93,628	4,259,138
Targa Resources Corp.	10,023	1,398,910
Teekay Corp.	5,581	347,417
Tesoro Corp.	14,783	867,319
Ultra Petroleum Corp.*	12,231	363,138
Valero Energy Corp.	33,848	1,695,785
Whiting Petroleum Corp.*	3,283	263,461
Williams Cos., Inc.	181,715	10,577,630
World Fuel Services Corp.	4,275	210,458

		164,999,221

Total Energy		272,895,812

Financials (4.5%)
Banks (0.3%)
First Republic Bank/California	158,090	8,693,369
Signature Bank/New York*	11,717	1,478,451
SVB Financial Group*	1,187	138,428
Texas Capital Bancshares, Inc.*	85,249	4,599,184

		14,909,432

Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	59,991	12,322,151
Ameriprise Financial, Inc.	17,636	2,116,320
Artisan Partners Asset Management, Inc., Class A	7,328	415,351
BlackRock, Inc.	21,506	6,873,318
Charles Schwab Corp.	419,849	11,306,534
Eaton Vance Corp.	31,961	1,207,806
Federated Investors, Inc., Class B	18,393	568,712
Franklin Resources, Inc.	85,902	4,968,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Invesco Ltd.	81,722	$3,085,005
Lazard Ltd., Class A	32,795	1,690,910
Legg Mason, Inc.	10,840	556,200
LPL Financial Holdings, Inc.	23,229	1,155,410
Morgan Stanley	100,700	3,255,631
SEI Investments Co.	33,069	1,083,671
State Street Corp.	40,900	2,750,934
T. Rowe Price Group, Inc.	69,660	5,880,001
TD Ameritrade Holding Corp.	153,405	4,809,247
Waddell & Reed Financial, Inc., Class A	22,631	1,416,474

		65,462,247

Consumer Finance (1.0%)
Ally Financial, Inc.*	64,238	1,535,930
American Express Co.	568,609	53,943,936
Santander Consumer USA Holdings, Inc.	1,725	33,534
SLM Corp.	38,429	319,345

		55,832,745

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	22,844	1,124,153
Intercontinental Exchange, Inc.	69,208	13,073,391
Leucadia National Corp.	16,125	422,798
McGraw Hill Financial, Inc.	130,178	10,808,679
Moody’s Corp.	50,103	4,392,029
MSCI, Inc.*	13,764	631,080

		30,452,130

Insurance (0.3%)
American Financial Group, Inc./Ohio	3,217	191,605
Aon plc	60,382	5,439,814
Arthur J. Gallagher & Co.	39,402	1,836,133
Brown & Brown, Inc.	1,947	59,792
eHealth, Inc.*	75,860	2,880,404
Erie Indemnity Co., Class A	6,514	490,244
Marsh & McLennan Cos., Inc.	98,221	5,089,812
Reinsurance Group of America, Inc.	5,125	404,363

		16,392,167

Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)	218,450	19,656,131
Apartment Investment & Management Co. (REIT), Class A	22,002	710,005
Boston Properties, Inc. (REIT)	4,890	577,900
Columbia Property Trust, Inc. (REIT)	5,073	131,949
Crown Castle International Corp. (REIT)	231,884	17,219,706
Equity Lifestyle Properties, Inc. (REIT)	16,050	708,768
Extra Space Storage, Inc. (REIT)	30,778	1,638,929
Federal Realty Investment Trust (REIT)	11,861	1,434,232
Gaming and Leisure Properties, Inc. (REIT)	3,817	129,663

Health Care REIT, Inc. (REIT)	43,271	$2,711,794
Healthcare Trust of America, Inc. (REIT), Class A	7,779	93,659
NorthStar Realty Finance Corp. (REIT)	20,993	364,858
Omega Healthcare Investors, Inc. (REIT)	10,956	403,838
Plum Creek Timber Co., Inc. (REIT)	22,621	1,020,207
Public Storage (REIT)	35,144	6,021,924
Rayonier, Inc. (REIT)	4,047	143,871
Simon Property Group, Inc. (REIT)	61,433	10,215,079
Tanger Factory Outlet Centers, Inc. (REIT)	15,141	529,481
Taubman Centers, Inc. (REIT)	15,659	1,187,109
Ventas, Inc. (REIT)	32,693	2,095,621
Vornado Realty Trust (REIT)	11,201	1,195,483
Weyerhaeuser Co. (REIT)	16,365	541,518

		68,731,725

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	74,332	2,381,597
Howard Hughes Corp.*	5,018	791,991
Jones Lang LaSalle, Inc.	3,176	401,415
Realogy Holdings Corp.*	16,767	632,283

		4,207,286

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	5,266	191,156
Ocwen Financial Corp.*	28,268	1,048,743

		1,239,899

Total Financials		257,227,631

Health Care (10.7%)
Biotechnology (5.3%)
Alexion Pharmaceuticals, Inc.*	122,693	19,170,781
Alkermes plc*	32,783	1,649,968
Alnylam Pharmaceuticals, Inc.*	14,972	945,781
Amgen, Inc.	190,184	22,512,080
Biogen Idec, Inc.*	225,551	71,118,486
BioMarin Pharmaceutical, Inc.*	38,716	2,408,522
Celgene Corp.*	597,902	51,347,824
Cubist Pharmaceuticals, Inc.*	18,959	1,323,717
Gilead Sciences, Inc.*	1,189,694	98,637,530
Incyte Corp.*	77,676	4,384,033
Intercept Pharmaceuticals, Inc.*	3,314	784,192
Medivation, Inc.*	20,316	1,565,957
Myriad Genetics, Inc.*	17,390	676,819
Pharmacyclics, Inc.*	34,442	3,089,792
Regeneron Pharmaceuticals, Inc.*	44,816	12,659,175
Seattle Genetics, Inc.*	26,867	1,027,663
United Therapeutics Corp.*	12,744	1,127,717
Vertex Pharmaceuticals, Inc.*	101,326	9,593,546

		304,023,583

Health Care Equipment & Supplies (0.9%)
Align Technology, Inc.*	21,687	1,215,339
Baxter International, Inc.	143,831	10,398,981

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Becton, Dickinson and Co.	51,224	$6,059,799
Boston Scientific Corp.*	33,523	428,089
C.R. Bard, Inc.	20,228	2,892,806
Cooper Cos., Inc.	9,419	1,276,557
DENTSPLY International, Inc.	11,745	556,126
Edwards Lifesciences Corp.*	27,990	2,402,661
Hill-Rom Holdings, Inc.	1,086	45,080
Hologic, Inc.*	20,742	525,810
IDEXX Laboratories, Inc.*	28,596	3,819,568
Intuitive Surgical, Inc.*	19,031	7,836,966
ResMed, Inc.	37,244	1,885,664
Sirona Dental Systems, Inc.*	9,411	776,031
St. Jude Medical, Inc.	48,547	3,361,880
Stryker Corp.	53,129	4,479,837
Varian Medical Systems, Inc.*	27,548	2,290,341
Zimmer Holdings, Inc.	3,362	349,177

		50,600,712

Health Care Providers & Services (1.5%)
Aetna, Inc.	28,259	2,291,240
AmerisourceBergen Corp.	59,888	4,351,462
Brookdale Senior Living, Inc.*	33,314	1,110,689
Cardinal Health, Inc.	7,343	503,436
Catamaran Corp.*	54,882	2,423,589
Centene Corp.*	15,286	1,155,774
Cigna Corp.	5,584	513,561
DaVita HealthCare Partners, Inc.*	124,684	9,017,147
Envision Healthcare Holdings, Inc.*	188,428	6,766,449
Express Scripts Holding Co.*	177,574	12,311,205
HCA Holdings, Inc.*	8,268	466,150
Henry Schein, Inc.*	22,645	2,687,282
Humana, Inc.	23,500	3,001,420
Laboratory Corp. of America Holdings*	8,899	911,258
McKesson Corp.	160,898	29,960,817
MEDNAX, Inc.*	17,441	1,014,194
Patterson Cos., Inc.	2,026	80,047
Premier, Inc., Class A*	8,677	251,633
Tenet Healthcare Corp.*	25,937	1,217,483
UnitedHealth Group, Inc.	45,108	3,687,579
Universal Health Services, Inc., Class B	5,204	498,335

		84,220,750

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	17,922	287,648
athenahealth, Inc.*	10,051	1,257,682
Cerner Corp.*	164,544	8,487,180
IMS Health Holdings, Inc.*	19,930	511,802
Veeva Systems, Inc., Class A*	10,140	258,063

		10,802,375

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	12,772	733,624
Bruker Corp.*	29,299	711,087
Charles River Laboratories International, Inc.*	6,115	327,275
Covance, Inc.*	13,820	1,182,715
Illumina, Inc.*	34,043	6,078,037

Mettler-Toledo International, Inc.*	7,755	$1,963,411
PerkinElmer, Inc.	5,731	268,440
Quintiles Transnational Holdings, Inc.*	7,110	378,892
Techne Corp.	4,795	443,873
Thermo Fisher Scientific, Inc.	42,629	5,030,222
Waters Corp.*	22,496	2,349,482

		19,467,058

Pharmaceuticals (2.5%)
AbbVie, Inc.	614,920	34,706,085
Actavis plc*	46,245	10,314,947
Allergan, Inc.	106,971	18,101,633
Bristol-Myers Squibb Co.	309,971	15,036,693
Endo International plc*	40,391	2,828,178
Forest Laboratories, Inc.*	63,742	6,310,458
Jazz Pharmaceuticals plc*	46,248	6,798,919
Johnson & Johnson	117,734	12,317,331
Mallinckrodt plc*	7,235	578,945
Merck & Co., Inc.	108,471	6,275,047
Mylan, Inc.*	99,096	5,109,390
Pacira Pharmaceuticals, Inc.*	120,403	11,060,220
Perrigo Co. plc	8,033	1,170,890
Questcor Pharmaceuticals, Inc.	16,190	1,497,413
Salix Pharmaceuticals Ltd.*	16,826	2,075,487
Valeant Pharmaceuticals International, Inc.*	49,645	6,261,227
Zoetis, Inc.	132,860	4,287,392

		144,730,255

Total Health Care		613,844,733

Industrials (9.4%)
Aerospace & Defense (2.3%)
B/E Aerospace, Inc.*	103,983	9,617,388
Boeing Co.	254,775	32,415,023
General Dynamics Corp.	115,819	13,498,705
Hexcel Corp.*	25,985	1,062,787
Honeywell International, Inc.	207,562	19,292,888
Huntington Ingalls Industries, Inc.	10,997	1,040,206
Lockheed Martin Corp.	71,828	11,544,914
Precision Castparts Corp.	118,492	29,907,381
Rockwell Collins, Inc.	31,707	2,477,585
Spirit AeroSystems Holdings, Inc., Class A*	29,812	1,004,664
TransDigm Group, Inc.	14,042	2,348,665
Triumph Group, Inc.	3,287	229,498
United Technologies Corp.	75,109	8,671,334

		133,111,038

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	39,380	2,512,050
Expeditors International of Washington, Inc.	52,369	2,312,615
FedEx Corp.	54,793	8,294,564
United Parcel Service, Inc., Class B	187,610	19,260,043

		32,379,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Airlines (0.8%)
Alaska Air Group, Inc.	16,675	$1,584,959
American Airlines Group, Inc.*	489,932	21,047,479
Copa Holdings S.A., Class A	6,961	992,430
Delta Air Lines, Inc.	279,178	10,809,772
Southwest Airlines Co.	163,281	4,385,728
Spirit Airlines, Inc.*	19,322	1,221,923
United Continental Holdings, Inc.*	158,551	6,511,689

		46,553,980

Building Products (0.1%)
A.O. Smith Corp.	9,108	451,575
Allegion plc	25,630	1,452,708
Armstrong World Industries, Inc.*	12,047	691,859
Fortune Brands Home & Security, Inc.	18,394	734,473
Lennox International, Inc.	13,056	1,169,426
Masco Corp.	94,617	2,100,497
USG Corp.*	24,775	746,471

		7,347,009

Commercial Services & Supplies (0.4%)
Cintas Corp.	21,373	1,358,040
Clean Harbors, Inc.*	11,897	764,382
Copart, Inc.*	29,898	1,075,132
Covanta Holding Corp.	11,810	243,404
Iron Mountain, Inc.	40,561	1,437,888
KAR Auction Services, Inc.	14,983	477,508
Pitney Bowes, Inc.	24,645	680,695
R.R. Donnelley & Sons Co.	5,237	88,820
Rollins, Inc.	16,919	507,570
Stericycle, Inc.*	22,467	2,660,542
Tyco International Ltd.	196,001	8,937,646
Waste Connections, Inc.	19,939	968,038
Waste Management, Inc.	12,766	571,023

		19,770,688

Construction & Engineering (0.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	26,158	1,783,976
Fluor Corp.	25,805	1,984,404
Foster Wheeler AG	26,507	903,093
Quanta Services, Inc.*	217,794	7,531,317

		12,202,790

Electrical Equipment (0.5%)
Acuity Brands, Inc.	23,952	3,311,364
AMETEK, Inc.	65,059	3,401,285
Eaton Corp. plc	85,875	6,627,832
Emerson Electric Co.	138,959	9,221,319
Hubbell, Inc., Class B	2,525	310,954
Rockwell Automation, Inc.	36,712	4,594,874
SolarCity Corp.*	11,293	797,286

		28,264,914

Industrial Conglomerates (0.8%)
3M Co.	173,407	24,838,818
Danaher Corp.	173,441	13,655,010
Roper Industries, Inc.	48,492	7,080,317

		45,574,145

Machinery (1.4%)
Allison Transmission Holdings, Inc.	35,872	$1,115,619
Caterpillar, Inc.	35,096	3,813,882
Colfax Corp.*	25,305	1,886,235
Crane Co.	4,749	353,136
Cummins, Inc.	110,089	16,985,632
Deere & Co.	21,210	1,920,566
Donaldson Co., Inc.	34,599	1,464,230
Dover Corp.	32,593	2,964,333
Flowserve Corp.	50,894	3,783,969
Graco, Inc.	16,101	1,257,166
IDEX Corp.	19,755	1,595,019
Illinois Tool Works, Inc.	90,539	7,927,595
Ingersoll-Rand plc	6,090	380,686
ITT Corp.	5,468	263,011
Lincoln Electric Holdings, Inc.	7,268	507,888
Manitowoc Co., Inc.	35,914	1,180,134
Middleby Corp.*	15,212	1,258,337
Navistar International Corp.*	2,408	90,252
Nordson Corp.	17,089	1,370,367
PACCAR, Inc.	86,145	5,412,490
Pall Corp.	29,124	2,486,898
Parker Hannifin Corp.	21,059	2,647,748
Pentair plc	3,577	257,973
Proto Labs, Inc.*	71,609	5,866,209
Snap-on, Inc.	2,185	258,966
Stanley Black & Decker, Inc.	4,664	409,592
Timken Co.	1,446	98,097
Toro Co.	14,991	953,428
Trinity Industries, Inc.	31,515	1,377,836
Valmont Industries, Inc.	463	70,353
WABCO Holdings, Inc.*	15,042	1,606,786
Wabtec Corp.	64,494	5,326,559
Xylem, Inc.	35,381	1,382,689

		78,273,681

Marine (0.0%)
Kirby Corp.*	15,126	1,771,860

Professional Services (0.4%)
Advisory Board Co.*	54,767	2,836,931
Dun & Bradstreet Corp.	3,502	385,920
Equifax, Inc.	17,340	1,257,844
IHS, Inc., Class A*	101,822	13,814,191
Nielsen N.V.	55,847	2,703,553
Robert Half International, Inc.	36,494	1,742,223
Verisk Analytics, Inc., Class A*	44,095	2,646,582

		25,387,244

Road & Rail (1.5%)
Amerco, Inc.	1,103	320,708
Avis Budget Group, Inc.*	27,980	1,670,126
Canadian Pacific Railway Ltd.	181,776	32,926,905
Genesee & Wyoming, Inc., Class A*	6,390	670,950
Hertz Global Holdings, Inc.*	118,741	3,328,310
J.B. Hunt Transport Services, Inc.	42,845	3,161,104
Kansas City Southern	66,153	7,112,109
Landstar System, Inc.	11,913	762,432
Norfolk Southern Corp.	17,424	1,795,195
Old Dominion Freight Line, Inc.*	16,669	1,061,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Swift Transportation Co.*	297,240	$7,499,365
Union Pacific Corp.	249,521	24,889,720

		85,198,406

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,802	69,521
Fastenal Co.	105,221	5,207,387
HD Supply Holdings, Inc.*	28,215	801,024
MRC Global, Inc.*	12,338	349,042
MSC Industrial Direct Co., Inc., Class A	12,598	1,204,873
NOW, Inc.*	2,495	90,344
United Rentals, Inc.*	83,478	8,742,651
W.W. Grainger, Inc.	23,447	5,961,869

		22,426,711

Total Industrials		538,261,738

Information Technology (19.4%)
Communications Equipment (0.8%)
ARRIS Group, Inc.*	33,421	1,087,185
CommScope Holding Co., Inc.*	16,626	384,559
EchoStar Corp., Class A*	2,851	150,932
F5 Networks, Inc.*	20,093	2,239,164
Harris Corp.	5,823	441,092
Juniper Networks, Inc.*	27,361	671,439
Motorola Solutions, Inc.	13,429	893,969
Palo Alto Networks, Inc.*	13,807	1,157,717
QUALCOMM, Inc.	463,817	36,734,307
Riverbed Technology, Inc.*	42,686	880,612

		44,640,976

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	41,672	4,014,681
Avnet, Inc.	7,511	332,812
CDW Corp.	23,113	736,842
Cognex Corp.*	170,390	6,542,976
Corning, Inc.	80,576	1,768,643
FLIR Systems, Inc.	103,823	3,605,773
IPG Photonics Corp.*	8,860	609,568
National Instruments Corp.	26,439	856,359
TE Connectivity Ltd.	136,130	8,418,279
Trimble Navigation Ltd.*	69,211	2,557,347
Zebra Technologies Corp., Class A*	13,415	1,104,323

		30,547,603

Internet Software & Services (5.5%)
Akamai Technologies, Inc.*	78,328	4,782,708
Baidu, Inc. (ADR)*	38,164	7,129,417
CoStar Group, Inc.*	24,984	3,951,719
eBay, Inc.*	335,911	16,815,705
Equinix, Inc.*	13,321	2,798,609
Facebook, Inc., Class A*	1,241,510	83,541,208
Google, Inc., Class A*	164,974	96,455,348
Google, Inc., Class C*	123,541	71,070,666
IAC/InterActiveCorp.	8,169	565,540
LinkedIn Corp., Class A*	47,492	8,143,453
NAVER Corp.	2,955	2,438,649
Pandora Media, Inc.*	54,545	1,609,077
Rackspace Hosting, Inc.*	31,160	1,048,846
Tencent Holdings Ltd.	127,500	1,944,480

Twitter, Inc.*	127,046	$5,205,075
VeriSign, Inc.*	32,059	1,564,800
Yelp, Inc.*	71,903	5,513,522
Zillow, Inc., Class A*	8,258	1,180,316

		315,759,138

IT Services (4.2%)
Accenture plc, Class A	167,670	13,554,443
Alliance Data Systems Corp.*	14,376	4,043,250
Automatic Data Processing, Inc.	127,796	10,131,667
Booz Allen Hamilton Holding Corp.	18,536	393,705
Broadridge Financial Solutions, Inc.	32,047	1,334,437
Cognizant Technology Solutions Corp., Class A*	453,432	22,177,359
Computer Sciences Corp.	2,386	150,795
DST Systems, Inc.	6,547	603,437
Fidelity National Information Services, Inc.	9,509	520,523
Fiserv, Inc.*	101,388	6,115,724
FleetCor Technologies, Inc.*	21,999	2,899,468
Gartner, Inc.*	23,951	1,689,025
Genpact Ltd.*	4,662	81,725
Global Payments, Inc.	19,071	1,389,322
International Business Machines Corp.	250,701	45,444,570
Jack Henry & Associates, Inc.	22,455	1,334,501
MasterCard, Inc., Class A	419,930	30,852,257
Paychex, Inc.	76,924	3,196,961
Sabre Corp.*	12,123	243,066
Teradata Corp.*	32,974	1,325,555
Total System Services, Inc.	34,434	1,081,572
Vantiv, Inc., Class A*	281,334	9,458,449
VeriFone Systems, Inc.*	29,618	1,088,461
Visa, Inc., Class A	385,056	81,135,150
Western Union Co.	142,987	2,479,395

		242,724,817

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	164,380	688,752
Altera Corp.	31,128	1,082,009
Analog Devices, Inc.	38,014	2,055,417
Applied Materials, Inc.	215,633	4,862,524
ARM Holdings plc (ADR)	106,910	4,836,608
ASML Holding N.V.	197,227	18,395,362
Atmel Corp.*	111,864	1,048,166
Avago Technologies Ltd.	66,246	4,774,349
Cree, Inc.*	17,709	884,565
Freescale Semiconductor Ltd.*	25,827	606,935
Intel Corp.	112,224	3,467,722
KLA-Tencor Corp.	40,119	2,914,244
Lam Research Corp.	11,471	775,210
Linear Technology Corp.	62,749	2,953,595
Maxim Integrated Products, Inc.	68,778	2,325,384
Microchip Technology, Inc.	53,136	2,593,568
Micron Technology, Inc.*	454,604	14,979,202
NVIDIA Corp.	24,402	452,413
ON Semiconductor Corp.*	59,952	547,961
Skyworks Solutions, Inc.	50,303	2,362,229
SunEdison, Inc.*	22,842	516,229
SunPower Corp.*	1,176	48,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Teradyne, Inc.	5,808	$113,837
Texas Instruments, Inc.	286,094	13,672,432
Xilinx, Inc.	71,160	3,366,580

		90,323,486

Software (3.6%)
Activision Blizzard, Inc.	86,777	1,935,127
Adobe Systems, Inc.*	131,940	9,547,178
ANSYS, Inc.*	5,710	432,932
Aspen Technology, Inc.*	78,026	3,620,406
Autodesk, Inc.*	47,564	2,681,658
Cadence Design Systems, Inc.*	76,887	1,344,754
Citrix Systems, Inc.*	39,300	2,458,215
Concur Technologies, Inc.*	12,665	1,182,151
Electronic Arts, Inc.*	63,927	2,293,062
FactSet Research Systems, Inc.	11,244	1,352,428
FireEye, Inc.*	18,497	750,053
Fortinet, Inc.*	36,437	915,662
Guidewire Software, Inc.*	73,953	3,006,929
Informatica Corp.*	26,264	936,312
Intuit, Inc.	75,232	6,058,433
MICROS Systems, Inc.*	14,714	999,081
Microsoft Corp.	1,416,390	59,063,463
NetSuite, Inc.*	34,351	2,984,415
Oracle Corp.	870,484	35,280,717
PTC, Inc.*	31,510	1,222,588
Red Hat, Inc.*	106,298	5,875,091
Salesforce.com, Inc.*	633,910	36,817,493
ServiceNow, Inc.*	152,841	9,470,028
SolarWinds, Inc.*	17,484	675,931
Solera Holdings, Inc.	18,275	1,227,166
Splunk, Inc.*	31,328	1,733,378
Tableau Software, Inc., Class A*	10,136	723,001
TIBCO Software, Inc.*	43,266	872,675
VMware, Inc., Class A*	52,220	5,055,418
Workday, Inc., Class A*	44,951	4,039,297

		204,555,042

Technology Hardware, Storage & Peripherals (3.2%)
3D Systems Corp.*	29,180	1,744,964
Apple, Inc.	1,832,865	170,328,145
Diebold, Inc.	17,191	690,563
EMC Corp.	53,712	1,414,774
NCR Corp.*	4,358	152,922
NetApp, Inc.	31,770	1,160,240
SanDisk Corp.	28,502	2,976,464
Stratasys Ltd.*	34,659	3,938,302

		182,406,374

Total Information Technology		1,110,957,436

Materials (3.6%)
Chemicals (3.3%)
Airgas, Inc.	19,714	2,147,052
Albemarle Corp.	8,619	616,259
Cabot Corp.	1,159	67,210
Celanese Corp.	3,554	228,451
Cytec Industries, Inc.	1,167	123,025
Dow Chemical Co.	51,107	2,629,966
E.I. du Pont de Nemours & Co.	229,781	15,036,869
Eastman Chemical Co.	36,232	3,164,865

Ecolab, Inc.	122,190	$13,604,635
FMC Corp.	38,986	2,775,413
Huntsman Corp.	37,620	1,057,122
International Flavors & Fragrances, Inc.	21,570	2,249,320
LyondellBasell Industries N.V., Class A	116,875	11,412,844
Monsanto Co.	508,038	63,372,660
NewMarket Corp.	2,396	939,496
Platform Specialty Products Corp.*	22,643	634,683
PPG Industries, Inc.	36,654	7,702,838
Praxair, Inc.	103,974	13,811,906
Rayonier Advanced Materials, Inc.*	1,349	52,273
Rockwood Holdings, Inc.	1,268	96,355
RPM International, Inc.	32,795	1,514,473
Scotts Miracle-Gro Co., Class A	11,923	677,942
Sherwin-Williams Co.	190,413	39,398,354
Sigma-Aldrich Corp.	14,515	1,472,982
Valspar Corp.	22,459	1,711,151
W.R. Grace & Co.*	17,459	1,650,399
Westlake Chemical Corp.	9,322	780,811

		188,929,354

Construction Materials (0.1%)
Eagle Materials, Inc.	13,293	1,253,264
Martin Marietta Materials, Inc.	25,759	3,401,476

		4,654,740

Containers & Packaging (0.2%)
AptarGroup, Inc.	3,980	266,700
Avery Dennison Corp.	8,810	451,512
Ball Corp.	36,991	2,318,596
Crown Holdings, Inc.*	36,787	1,830,521
Owens-Illinois, Inc.*	26,373	913,561
Packaging Corp. of America	26,095	1,865,531
Sealed Air Corp.	57,304	1,958,078
Silgan Holdings, Inc.	11,618	590,427

		10,194,926

Metals & Mining (0.0%)
Carpenter Technology Corp.	903	57,115
Compass Minerals International, Inc.	8,917	853,714
Southern Copper Corp.	38,641	1,173,527
Tahoe Resources, Inc.*	3,601	94,346

		2,178,702

Paper & Forest Products (0.0%)
International Paper Co.	17,851	900,940

Total Materials		206,858,662

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
CenturyLink, Inc.	9,336	337,963
Level 3 Communications, Inc.*	44,742	1,964,621
tw telecom, Inc.*	36,621	1,476,193
Verizon Communications, Inc.	1,097,487	53,700,039
Windstream Holdings, Inc.	149,766	1,491,669

		58,970,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.4%)
SBA Communications Corp., Class A*	168,276	$17,214,635
SoftBank Corp. (ADR)	137,000	5,151,200

		22,365,835

Total Telecommunication Services		81,336,320

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	39,513	1,441,434

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	16,050	382,150

Multi-Utilities (0.0%)
Dominion Resources, Inc.	9,442	675,292

Total Utilities		2,498,876

Total Common Stocks (75.3%) (Cost $3,073,337,508)		4,321,244,319

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(4.5%)
iShares® Core S&P 500 ETF	5,579	1,099,063
iShares® Morningstar Large-Cap ETF	5,123	583,254
iShares® Morningstar Large-Cap Growth ETF‡	425,065	45,333,140
iShares® Morningstar Large-Cap Value ETF	90,268	7,649,310
iShares® NYSE 100 ETF	5,794	513,290
iShares® Russell 1000 ETF	3,225	355,105
iShares® Russell 1000 Growth ETF	850,773	77,360,789
iShares® Russell 1000 Value ETF	71,390	7,229,665

iShares® S&P 100 ETF	2,587	$223,853
iShares® S&P 500 Growth ETF	459,050	48,287,469
iShares® S&P 500 Value ETF	75,104	6,780,389
Vanguard Growth ETF	522,722	51,697,206
Vanguard Large-Cap ETF	600	54,006
Vanguard Value ETF	124,100	10,045,895

Total Investment Companies (4.5%) (Cost $146,755,970)		257,212,434

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*† (Cost $—)	306	—

Total Investments (79.8%) (Cost $3,220,093,478)		4,578,456,753
Other Assets Less Liabilities(20.2%)		1,159,490,567

Net Assets (100%)		$5,737,947,320

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Growth ETF	$49,861,513	$2,139,088	$9,101,901	$45,333,140	$209,023	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	3,006	September-14	$228,089,502	$230,890,860	$2,801,358
S&P 500 E-Mini Index	9,380	September-14	911,787,820	915,675,600	3,887,780

					$6,689,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$899,503,253	$2,536,994	$—		$902,040,247
Consumer Staples	333,939,025	1,383,839	—		335,322,864
Energy	272,895,812	—	—		272,895,812
Financials	257,227,631	—	—		257,227,631
Health Care	613,844,733	—	—		613,844,733
Industrials	538,261,738	—	—		538,261,738
Information Technology	1,106,574,307	4,383,129	—		1,110,957,436
Materials	206,858,662	—	—		206,858,662
Telecommunication Services	81,336,320	—	—		81,336,320
Utilities	2,498,876	—	—		2,498,876
Futures	6,689,138	—	—		6,689,138
Investment Companies
Exchange Traded Funds (ETFs)	257,212,434	—	—		257,212,434
Rights
Health Care	—	—	—	(b)	—

Total Assets	$4,576,841,929	$8,303,962	$—		$4,585,145,891

Total Liabilities	$—	$—	$—		$—

Total	$4,576,841,929	$8,303,962	$—		$4,585,145,891

(a)	A security with a market value of $3,842,419 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	6,689,138	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$6,689,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(205)	—	(205)
Credit contracts	—	—	—	—	—
Equity contracts	—	84,040,812	—	—	84,040,812
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$84,040,812	$(205)	$—	$84,040,607

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(16,950,157)	—	—	(16,950,157)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(16,950,157)	$—	$—	$(16,950,157)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $0 and futures contracts with an average notional balance of approximately $980,949,000 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$6,689,138	(c)	$—	$—	$6,689,138

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$984,877,450
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,472,163,117

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,338,991,484
Aggregate gross unrealized depreciation	(8,092,521)

Net unrealized appreciation	$1,330,898,963

Federal income tax cost of investments	$3,247,557,790

For the six months ended June 30, 2014, the Portfolio incurred approximately $1,731 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $207,106,664 which expires in the year 2016.

Included in the capital loss carryforward amounts are $207,106,664 of losses acquired from the EQ/Equity Growth PLUS Portfolio as a result of a tax free reorganization that occurred during the year 2014. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Tax Law. Therefore, it is possible not all of these capital losses will be available for use. Losses may be limited under U.S Code §381, which will be calculated at year end.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $20,787,096)	$45,333,140
Unaffiliated Issuers (Cost $3,199,306,382)	4,533,123,613
Cash	1,115,479,320
Foreign cash (Cost $7,928)	7,976
Cash held as collateral at broker	50,796,000
Receivable for securities sold	384,020,975
Dividends, interest and other receivables	2,740,820
Due from broker for futures variation margin	729,198
Receivable from Separate Accounts for Trust shares sold	260,410
Other assets	67,874

Total assets	6,132,559,326

LIABILITIES
Payable for securities purchased	385,678,037
Payable to Separate Accounts for Trustshares redeemed	4,564,025
Investment management fees payable	2,166,004
Distribution fees payable – Class IB	937,023
Administrative fees payable	670,204
Trustees’ fees payable	14,170
Distribution fees payable – Class IA	10,086
Accrued expenses	572,457

Total liabilities	394,612,006

NET ASSETS	$5,737,947,320

Net assets were comprised of:
Paid in capital	$4,646,443,774
Accumulated undistributed net investment income (loss)	6,571,318
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(280,120,337)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,365,052,565

Net assets	$5,737,947,320

Class IA
Net asset value, offering and redemption price per share, $48,330,618 / 1,841,359 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.25

Class IB
Net asset value, offering and redemption price per share, $4,570,047,698 / 178,060,956 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.67

Class K
Net asset value, offering and redemption price per share, $1,119,569,004 / 42,603,114 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.28

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited) (ae)

INVESTMENT INCOME
Dividends ($209,023 of dividend income received from affiliates) (net of $27,937 foreign withholding tax)	$25,884,756
Interest	469,483

Total income	26,354,239

EXPENSES
Investment management fees	11,795,632
Distribution fees – Class IB	5,057,983
Administrative fees	3,502,819
Printing and mailing expenses	269,367
Custodian fees	84,901
Professional fees	79,894
Trustees’ fees	72,130
Distribution fees – Class IA	19,008
Miscellaneous	31,645

Total expenses	20,913,379

NET INVESTMENT INCOME (LOSS)	5,440,860

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	198,318,160
Futures	84,040,812
Foreign currency transactions	(16,279)

Net realized gain (loss)	282,342,693

Change in unrealized appreciation (depreciation) on:
Investments ($2,434,440 of change in unrealized appreciation (depreciation) from affiliates)	(9,106,085)
Futures	(16,950,157)
Foreign currency translations	(7)

Net change in unrealized appreciation (depreciation)	(26,056,249)

NET REALIZED AND UNREALIZED GAIN (LOSS)	256,286,444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,727,304

(ae)	On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/Equity Growth PLUS Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA Large Cap Growth Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited) (ae)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,440,860	$10,745,241
Net realized gain (loss) on investments, futures and foreign currency transactions	282,342,693	341,731,327
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(26,056,249)	756,949,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	261,727,304	1,109,426,091

DIVIDENDS:
Dividends from net investment income
Class IA	—	(19,678)
Class IB	—	(6,387,750)
Class K	—	(4,523,945)

TOTAL DIVIDENDS	—	(10,931,373)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 78,163 and 159,271 shares, respectively ]	1,962,104	3,547,989
Capital shares issued in connection with merger (Note 9) [ 1,321,792 and 0 shares, respectively ]	34,529,396	—
Capital shares issued in reinvestment of dividends [ 0 and 807 shares, respectively ]	—	19,678
Capital shares repurchased [ (90,250) and (132,528) shares, respectively ]	(2,275,451)	(2,965,553)

Total Class IA transactions	34,216,049	602,114

Class IB
Capital shares sold [ 889,346 and 3,246,288 shares, respectively ]	22,011,315	67,580,193
Capital shares sold in-kind (Note 9)[ 0 and 142,273,135 shares, respectively ]	—	2,976,866,788
Capital shares issued in connection with merger (Note 9) [ 19,245,009 and 0 shares, respectively ]	491,600,198	—
Capital shares issued in reinvestment of dividends [ 0 and 267,876 shares, respectively ]	—	6,387,750
Capital shares repurchased [ (15,183,814) and (24,029,057) shares, respectively ]	(371,391,870)	(527,183,638)

Total Class IB transactions	142,219,643	2,523,651,093

Class K
Capital shares sold [ 68,093 and 400,812 shares, respectively ]	1,690,717	8,553,643
Capital shares sold in-kind (Note 9)[ 0 and 29 shares, respectively ]	—	598
Capital shares issued in connection with merger (Note 9) [ 1,147,384 and 0 shares, respectively ]	30,007,546	—
Capital shares issued in reinvestment of dividends [ 0 and 185,534 shares, respectively ]	—	4,523,945
Capital shares repurchased [ (4,899,234) and (7,189,605) shares, respectively ]	(123,847,343)	(156,274,506)

Total Class K transactions	(92,149,080)	(143,196,320)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	84,286,612	2,381,056,887

TOTAL INCREASE (DECREASE) IN NET ASSETS	346,013,916	3,479,551,605
NET ASSETS:
Beginning of period	5,391,933,404	1,912,381,799

End of period (a)	$5,737,947,320	$5,391,933,404

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,571,318	$819,458

(ae)On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/Equity Growth PLUS Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA Large Cap Growth Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$24.95	$18.46	$16.33	$17.00	$14.95	$11.32

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.05 (e)	0.10 (e)	0.11 (e)	0.10 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.29	6.48	2.14	(0.67)	2.05	3.71

Total from investment operations	1.30	6.53	2.24	(0.56)	2.15	3.84

Less distributions:
Dividends from net investment income	—	(0.04)	(0.11)	(0.11)	(0.10)	(0.21)

Net asset value, end of period	$26.25	$24.95	$18.46	$16.33	$17.00	$14.95

Total return (b)	5.21%	35.36%	13.70%	(3.27)%	14.40%	33.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,331	$13,266	$9,305	$8,697	$1,097,259	$939,856
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.92%	0.90%	0.93%	0.67%	0.68%	0.70%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.92%	0.89%	0.93%	0.67%	0.68%	0.69%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.92%	0.90%	0.93%	0.68%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.11%	0.24%	0.54%	0.61%	0.65%	1.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.11%	0.24%	0.54%	0.61%	0.65%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.11%	0.24%	0.54%	0.61%	0.64%	1.10%
Portfolio turnover rate (z)	23%	40%	28%	39%	39%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010		2009
Net asset value, beginning of period	$24.40	$18.05	$15.96	$16.64	$14.59		$10.95

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.05 (e)	0.10 (e)	0.06 (e)	0.06	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.25	6.34	2.10	(0.67)	2.05		3.68

Total from investment operations	1.27	6.39	2.20	(0.61)	2.11		3.80

Less distributions:
Dividends from net investment income	—	(0.04)	(0.11)	(0.07)	(0.06)		(0.16)

Net asset value, end of period	$25.67	$24.40	$18.05	$15.96	$16.64		$14.59

Total return (b)	5.20%	35.39%	13.76%	(3.66)%	14.46%		34.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,570,048	$4,223,748	$926,855	$911,391	$699,946		$679,158
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.90%	0.93%	0.92%	0.93	%(c)	0.95	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.89%	0.93%	0.92%	0.93	%(c)	0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.90%	0.93%	0.93%	0.94%		0.95	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.16%	0.22%	0.54%	0.35%	0.43%		0.94%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.16%	0.22%	0.54%	0.35%	0.43%		0.95%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.16%	0.22%	0.54%	0.34%	0.42%		0.94%
Portfolio turnover rate (z)	23%	40%	28%	39%	39%		43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$24.95	$18.46	$16.32	$15.80

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.14 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.28	6.48	2.16	0.57

Total from investment operations	1.33	6.59	2.30	0.63

Less distributions:
Dividends from net investment income	—	(0.10)	(0.16)	(0.11)

Net asset value, end of period	$26.28	$24.95	$18.46	$16.32

Total return (b)	5.33%	35.70%	14.06%	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,119,569	$1,154,919	$976,222	$1,097,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62%	0.65%	0.68%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.62%	0.64%	0.68%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.62%	0.65%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.41%	0.49%	0.78%	1.06%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.41%	0.49%	0.78%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.41%	0.49%	0.78%	1.06%
Portfolio turnover rate (z)	23%	40%	28%	39%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ae)	On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/Equity Growth PLUS Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA Large Cap Growth Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	25.7%
Health Care	13.3
Energy	12.5
Information Technology	10.6
Industrials	8.7
Consumer Discretionary	8.1
Consumer Staples	6.6
Utilities	4.8
Materials	3.0
Telecommunication Services	2.2
Exchange Traded Funds	0.5
Cash and Other	4.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,076.30	$4.44
Hypothetical (5% average return before expenses)	1,000.00	1,020.51	4.32
Class IB
Actual	1,000.00	1,075.70	4.44
Hypothetical (5% average return before expenses)	1,000.00	1,020.51	4.32
Class K
Actual	1,000.00	1,077.70	3.17
Hypothetical (5% average return before expenses)	1,000.00	1,021.74	3.08

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.86%, 0.86% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.1%)
Auto Components (0.9%)
Dana Holding Corp.	336,100	$8,207,562
Delphi Automotive plc	35,189	2,418,892
Gentex Corp.	22,951	667,645
Johnson Controls, Inc.	263,432	13,153,160
Lear Corp.	149,754	13,376,027
TRW Automotive Holdings Corp.*	168,519	15,085,821
Visteon Corp.*	18,600	1,804,386

		54,713,493

Automobiles (1.1%)
Ford Motor Co.	2,193,920	37,823,181
General Motors Co.	902,254	32,751,820

		70,575,001

Distributors (0.0%)
Genuine Parts Co.	3,762	330,304

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc., Class A*	37,095	1,159,218
DeVry Education Group, Inc.	24,288	1,028,354
Graham Holdings Co., Class B	1,726	1,239,458
Service Corp. International	18,140	375,861

		3,802,891

Hotels, Restaurants & Leisure (0.5%)
Aramark	1,130	29,244
Carnival Corp.	162,862	6,131,754
Choice Hotels International, Inc.	12,402	584,258
Darden Restaurants, Inc.	50,732	2,347,370
Hyatt Hotels Corp., Class A*	14,992	914,212
International Game Technology	94,700	1,506,677
Marriott International, Inc., Class A	10,749	689,011
McDonald’s Corp.	96,529	9,724,332
MGM Resorts International*	130,762	3,452,117
Norwegian Cruise Line Holdings Ltd.*	2,482	78,679
Royal Caribbean Cruises Ltd.	63,686	3,540,942
Starwood Hotels & Resorts Worldwide, Inc.	40,549	3,277,170
Wendy’s Co.	105,392	898,994

		33,174,760

Household Durables (0.7%)
D.R. Horton, Inc.	100,065	2,459,598
Garmin Ltd.	50,012	3,045,731
Jarden Corp.*	34,300	2,035,705
Leggett & Platt, Inc.	26,891	921,823
Lennar Corp., Class A	63,986	2,686,132
Mohawk Industries, Inc.*	23,587	3,263,026
Newell Rubbermaid, Inc.	350,100	10,849,599
PulteGroup, Inc.	486,600	9,809,856
Taylor Morrison Home Corp., Class A*	12,408	278,187
Toll Brothers, Inc.*	68,060	2,511,414

Tupperware Brands Corp.	31,000	$2,594,700
Whirlpool Corp.	27,072	3,768,964

		44,224,735

Internet & Catalog Retail (0.1%)
HomeAway, Inc.*	2,700	94,014
Liberty Interactive Corp.*	94,011	2,760,163

		2,854,177

Leisure Products (0.1%)
Hasbro, Inc.	37,371	1,982,532
Mattel, Inc.	111,192	4,333,152

		6,315,684

Media (2.4%)
CBS Corp. (Non-Voting), Class B	19,035	1,182,835
CBS Outdoor Americas, Inc.	161,700	5,284,356
Clear Channel Outdoor Holdings, Inc., Class A	8,600	70,348
Comcast Corp., Class A	196,476	10,519,274
DISH Network Corp., Class A*	21,800	1,418,744
DreamWorks Animation SKG, Inc., Class A*	28,632	665,980
Gannett Co., Inc.	115,168	3,605,910
Interpublic Group of Cos., Inc.	203,800	3,976,138
John Wiley & Sons, Inc., Class A	16,912	1,024,698
Liberty Global plc*	223,871	9,471,982
Liberty Media Corp.*	36,456	4,982,806
Live Nation Entertainment, Inc.*	27,200	671,568
Madison Square Garden Co., Class A*	23,700	1,480,065
News Corp., Class A*	190,632	3,419,938
Omnicom Group, Inc.	58,719	4,181,967
Regal Entertainment Group, Class A	23,646	498,931
Starz, Class A*	4,368	130,123
Thomson Reuters Corp.	136,236	4,953,541
Time Warner, Inc.	532,381	37,399,765
Time, Inc.*	4,175	101,119
Twenty-First Century Fox, Inc., Class A	526,668	18,512,380
Viacom, Inc., Class B	262,470	22,764,023
Walt Disney Co.	160,252	13,740,007

		150,056,498

Multiline Retail (0.6%)
Big Lots, Inc.*	15,655	715,433
Dillard’s, Inc., Class A	3,215	374,901
Dollar General Corp.*	28,400	1,629,024
Family Dollar Stores, Inc.	2,100	138,894
J.C. Penney Co., Inc.*	116,777	1,056,832
Kohl’s Corp.	90,759	4,781,184
Macy’s, Inc.	230,736	13,387,303
Sears Holdings Corp.*	2,268	90,629
Target Corp.	301,349	17,463,175

		39,637,375

Specialty Retail (1.5%)
Aaron’s, Inc.	20,242	721,425
Abercrombie & Fitch Co., Class A	23,907	1,033,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Advance Auto Parts, Inc.	16,003	$2,159,125
Ascena Retail Group, Inc.*	49,883	852,999
Bed Bath & Beyond, Inc.*	58,696	3,367,976
Best Buy Co., Inc.	77,161	2,392,763
Cabela’s, Inc.*	17,000	1,060,800
CarMax, Inc.*	26,300	1,367,863
Chico’s FAS, Inc.	32,851	557,153
CST Brands, Inc.	4,204	145,038
Dick’s Sporting Goods, Inc.	30,600	1,424,736
DSW, Inc., Class A	28,744	803,107
Foot Locker, Inc.	192,305	9,753,710
GameStop Corp., Class A	275,696	11,157,417
Gap, Inc.	180,300	7,495,071
GNC Holdings, Inc., Class A	289,200	9,861,720
Home Depot, Inc.	60,900	4,930,464
L Brands, Inc.	59,900	3,513,734
Murphy USA, Inc.*	9,530	465,922
Office Depot, Inc.*	1,582,800	9,006,132
Penske Automotive Group, Inc.	9,100	450,450
Sally Beauty Holdings, Inc.*	16,000	401,280
Signet Jewelers Ltd.	9,697	1,072,391
Staples, Inc.	365,960	3,967,006
TJX Cos., Inc.	206,600	10,980,790
Urban Outfitters, Inc.*	11,400	386,004

		89,329,054

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	46,400	3,598,320
PVH Corp.	3,982	464,301
Ralph Lauren Corp.	5,600	899,864

		4,962,485

Total Consumer Discretionary		499,976,457

Consumer Staples (6.6%)
Beverages (0.4%)
Constellation Brands, Inc., Class A*	4,248	374,376
Diageo plc	178,441	5,698,464
Dr. Pepper Snapple Group, Inc.	32,840	1,923,767
Molson Coors Brewing Co., Class B	52,122	3,865,368
PepsiCo, Inc.	110,900	9,907,806

		21,769,781

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	9,800	1,128,568
CVS Caremark Corp.	635,215	47,876,155
Kroger Co.	629,400	31,111,242
Rite Aid Corp.*	123,700	886,929
Safeway, Inc.	86,983	2,986,996
Sysco Corp.	140,050	5,244,872
Walgreen Co.	90,706	6,724,036
Wal-Mart Stores, Inc.	612,174	45,955,902
Whole Foods Market, Inc.	79,600	3,074,948

		144,989,648

Food Products (1.3%)
Archer-Daniels-Midland Co.	226,369	9,985,137
Bunge Ltd.	56,414	4,267,155

Campbell Soup Co.	22,251	$1,019,318
ConAgra Foods, Inc.	280,420	8,322,866
Danone S.A.	40,201	2,985,762
General Mills, Inc.	105,604	5,548,434
Hain Celestial Group, Inc.*	1,600	141,984
Hillshire Brands Co.	16,300	1,015,490
Ingredion, Inc.	24,256	1,820,170
J.M. Smucker Co.	39,771	4,238,396
Kellogg Co.	37,726	2,478,598
Kraft Foods Group, Inc.	39,300	2,356,035
Mondelez International, Inc., Class A	739,602	27,816,431
Nestle S.A. (Registered)	84,741	6,564,847
Pilgrim’s Pride Corp.*	21,000	574,560
Pinnacle Foods, Inc.	20,781	683,695
Tyson Foods, Inc., Class A	96,556	3,624,712

		83,443,590

Household Products (1.8%)
Clorox Co.	8,477	774,798
Colgate-Palmolive Co.	57,000	3,886,260
Energizer Holdings, Inc.	117,008	14,278,486
Kimberly-Clark Corp.	61,681	6,860,161
Procter & Gamble Co.	1,079,849	84,865,333

		110,665,038

Personal Products (0.1%)
Avon Products, Inc.	98,600	1,440,546
Coty, Inc., Class A	5,685	97,384
Nu Skin Enterprises, Inc., Class A	42,000	3,106,320

		4,644,250

Tobacco (0.7%)
Altria Group, Inc.	79,898	3,350,922
Imperial Tobacco Group plc	17,602	792,263
Lorillard, Inc.	69,245	4,221,868
Philip Morris International, Inc.	406,314	34,256,334
Reynolds American, Inc.	28,958	1,747,615

		44,369,002

Total Consumer Staples		409,881,309

Energy (12.5%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.*	19,224	1,008,876
Baker Hughes, Inc.	176,491	13,139,755
Cameron International Corp.*	28,312	1,917,006
Diamond Offshore Drilling, Inc.	25,703	1,275,640
Frank’s International N.V.	11,357	279,382
Halliburton Co.	217,707	15,459,374
Helmerich & Payne, Inc.	11,983	1,391,346
Nabors Industries Ltd.	215,825	6,338,780
National Oilwell Varco, Inc.	150,505	12,394,087
Oil States International, Inc.*	18,014	1,154,517
Patterson-UTI Energy, Inc.	27,049	945,092
Rowan Cos., plc, Class A	47,646	1,521,337
Seadrill Ltd.	95,200	3,803,240
Superior Energy Services, Inc.	55,962	2,022,467
Tidewater, Inc.	19,083	1,071,510
Unit Corp.*	17,803	1,225,380

		64,947,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (11.5%)
Anadarko Petroleum Corp.	179,506	$19,650,522
Apache Corp.	440,271	44,300,068
Chesapeake Energy Corp.	155,483	4,832,412
Chevron Corp.	861,199	112,429,529
Cimarex Energy Co.	29,372	4,213,707
Cobalt International Energy, Inc.*	232,263	4,262,026
ConocoPhillips Co.	470,753	40,357,655
CONSOL Energy, Inc.	88,130	4,060,149
CVR Energy, Inc.	3,500	168,665
Denbury Resources, Inc.	134,824	2,488,851
Devon Energy Corp.	156,441	12,421,415
Energen Corp.	27,888	2,478,685
EOG Resources, Inc.	14,168	1,655,673
EP Energy Corp., Class A*	12,669	292,020
EQT Corp.	5,513	589,340
Exxon Mobil Corp.	1,910,281	192,327,091
Golar LNG Ltd.	16,818	1,010,762
Gulfport Energy Corp.*	138,643	8,706,780
Hess Corp.	260,605	25,771,228
HollyFrontier Corp.	62,192	2,717,169
Kinder Morgan, Inc.	182,358	6,612,301
Laredo Petroleum Holdings, Inc.*	3,556	110,165
Marathon Oil Corp.	1,074,533	42,895,357
Marathon Petroleum Corp.	170,804	13,334,668
Memorial Resource Development Corp.*	82,970	2,021,149
Murphy Oil Corp.	68,822	4,575,287
Newfield Exploration Co.*	52,231	2,308,610
Noble Energy, Inc.	39,694	3,074,697
Occidental Petroleum Corp.	482,495	49,518,462
ONEOK, Inc.	37,444	2,549,188
PBF Energy, Inc., Class A	18,118	482,845
Peabody Energy Corp.	103,940	1,699,419
Phillips 66	140,519	11,301,943
QEP Resources, Inc.	60,203	2,077,004
Rice Energy, Inc.*	1,262	38,428
SandRidge Energy, Inc.*	189,514	1,355,025
Spectra Energy Corp.	257,126	10,922,713
Suncor Energy, Inc.	316,733	13,502,328
Teekay Corp.	9,393	584,714
Tesoro Corp.	28,233	1,656,430
Total S.A. (ADR)	177,081	12,785,248
Ultra Petroleum Corp.*	41,102	1,220,318
Valero Energy Corp.	669,072	33,520,507
Whiting Petroleum Corp.*	40,948	3,286,077
World Fuel Services Corp.	21,490	1,057,953
WPX Energy, Inc.*	77,503	1,853,097

		709,077,680

Total Energy		774,025,469

Financials (25.7%)
Banks (9.8%)
Associated Banc-Corp.	61,084	1,104,399
Bank of America Corp.	5,172,635	79,503,400
Bank of Hawaii Corp.	17,028	999,373
BankUnited, Inc.	38,908	1,302,640
BB&T Corp.	275,490	10,862,571

BOK Financial Corp.	10,444	$695,570
CIT Group, Inc.	74,108	3,391,182
Citigroup, Inc.	2,087,525	98,322,427
City National Corp./California	18,239	1,381,787
Comerica, Inc.	69,651	3,493,694
Commerce Bancshares, Inc./Missouri	31,192	1,450,428
Cullen/Frost Bankers, Inc.	20,267	1,609,605
East West Bancorp, Inc.	54,929	1,921,966
Fifth Third Bancorp	326,024	6,960,612
First Horizon National Corp.	90,692	1,075,607
First Niagara Financial Group, Inc.	136,264	1,190,947
First Republic Bank/California	52,713	2,898,688
Fulton Financial Corp.	72,361	896,553
Huntington Bancshares, Inc./Ohio	317,301	3,027,052
JPMorgan Chase & Co.	2,382,406	137,274,234
KeyCorp.	338,591	4,852,009
M&T Bank Corp.	50,471	6,260,928
PacWest Bancorp	39,100	1,687,947
PNC Financial Services Group, Inc.	235,805	20,998,435
Popular, Inc.*	39,640	1,354,895
Regions Financial Corp.	1,178,566	12,516,371
Signature Bank/New York*	1,317	166,179
SunTrust Banks, Inc.	204,257	8,182,535
SVB Financial Group*	17,650	2,058,343
Synovus Financial Corp.	53,220	1,297,504
TCF Financial Corp.	63,836	1,044,995
U.S. Bancorp/Minnesota	861,911	37,337,984
Wells Fargo & Co.	2,809,342	147,659,016
Zions Bancorp	70,814	2,086,889

		606,866,765

Capital Markets (2.5%)
Ameriprise Financial, Inc.	47,363	5,683,560
Bank of New York Mellon Corp.	587,583	22,022,611
BlackRock, Inc.	40,863	13,059,815
Charles Schwab Corp.	359,866	9,691,191
E*TRADE Financial Corp.*	110,551	2,350,314
Federated Investors, Inc., Class B	9,489	293,400
Franklin Resources, Inc.	115,354	6,672,075
Goldman Sachs Group, Inc.	210,260	35,205,935
Invesco Ltd.	140,507	5,304,139
Legg Mason, Inc.	24,215	1,242,472
Morgan Stanley	796,583	25,753,528
Northern Trust Corp.	90,654	5,820,893
Raymond James Financial, Inc.	47,830	2,426,416
SEI Investments Co.	3,199	104,831
State Street Corp.	243,344	16,367,318
TD Ameritrade Holding Corp.	12,853	402,942

		152,401,440

Consumer Finance (1.6%)
Ally Financial, Inc.*	10,800	258,228
Capital One Financial Corp.	614,079	50,722,925
Discover Financial Services	655,646	40,636,939
Navient Corp.	161,993	2,868,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Santander Consumer USA Holdings, Inc.	31,295	$608,375
SLM Corp.	877,493	7,291,967

		102,387,330

Diversified Financial Services (2.2%)
Berkshire Hathaway, Inc., Class B*	701,721	88,809,810
CME Group, Inc./Illinois	122,208	8,670,657
Interactive Brokers Group, Inc., Class A	20,594	479,634
Intercontinental Exchange, Inc.	25,483	4,813,739
Leucadia National Corp.	118,105	3,096,713
McGraw Hill Financial, Inc.	36,899	3,063,724
Moody’s Corp.	12,803	1,122,311
MSCI, Inc.*	24,955	1,144,187
NASDAQ OMX Group, Inc.	417,184	16,111,646
Voya Financial, Inc.	255,661	9,290,721

		136,603,142

Insurance (6.5%)
ACE Ltd.	214,288	22,221,666
Aflac, Inc.	231,075	14,384,419
Alleghany Corp.*	6,334	2,775,052
Allied World Assurance Co. Holdings AG	37,770	1,436,015
Allstate Corp.	277,010	16,266,027
American Financial Group, Inc./Ohio	144,925	8,631,733
American International Group, Inc.	797,650	43,535,737
American National Insurance Co.	2,779	317,362
Aon plc	184,027	16,578,992
Arch Capital Group Ltd.*	51,364	2,950,348
Arthur J. Gallagher & Co.	3,300	153,780
Aspen Insurance Holdings Ltd.	26,024	1,182,010
Assurant, Inc.	134,969	8,847,218
Assured Guaranty Ltd.	68,792	1,685,404
Axis Capital Holdings Ltd.	41,294	1,828,498
Brown & Brown, Inc.	43,562	1,337,789
Chubb Corp.	214,179	19,740,878
Cincinnati Financial Corp.	62,721	3,013,117
CNA Financial Corp.	10,122	409,131
Endurance Specialty Holdings Ltd.	17,134	883,943
Everest Reinsurance Group Ltd.	17,675	2,836,661
Fidelity National Financial, Inc., Class A	99,318	3,253,658
Genworth Financial, Inc., Class A*	1,370,928	23,854,147
Hanover Insurance Group, Inc.	16,901	1,067,298
Hartford Financial Services Group, Inc.	441,219	15,800,052
HCC Insurance Holdings, Inc.	38,244	1,871,661
Lincoln National Corp.	604,553	31,098,206
Loews Corp.	124,840	5,494,208
Markel Corp.*	5,449	3,572,582
Marsh & McLennan Cos., Inc.	68,672	3,558,583
MBIA, Inc.*	54,223	598,622

Mercury General Corp.	10,241	$481,737
MetLife, Inc.	573,655	31,872,272
Old Republic International Corp.	99,891	1,652,197
PartnerReinsurance Ltd.	109,348	11,941,895
Principal Financial Group, Inc.	112,797	5,693,993
ProAssurance Corp.	22,770	1,010,988
Progressive Corp.	226,976	5,756,111
Protective Life Corp.	30,211	2,094,529
Prudential Financial, Inc.	332,174	29,487,086
Reinsurance Group of America, Inc.	19,145	1,510,541
RenaissanceReinsurance Holdings Ltd.	15,536	1,662,352
StanCorp Financial Group, Inc.	16,745	1,071,680
Torchmark Corp.	33,681	2,759,148
Travelers Cos., Inc.	303,278	28,529,362
Unum Group	98,653	3,429,178
Validus Holdings Ltd.	34,778	1,329,911
W. R. Berkley Corp.	38,454	1,780,805
White Mountains Insurance Group Ltd.	2,396	1,457,822
XL Group plc	308,535	10,098,351

		404,804,755

Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	27,506	2,135,566
American Campus Communities, Inc. (REIT)	40,211	1,537,669
American Capital Agency Corp. (REIT)	135,248	3,166,156
American Homes 4 Rent (REIT), Class A	53,508	950,302
American Realty Capital Properties, Inc. (REIT)	348,100	4,361,693
Annaly Capital Management, Inc. (REIT)	363,280	4,152,290
Apartment Investment & Management Co. (REIT), Class A	24,249	782,515
AvalonBay Communities, Inc. (REIT)	49,748	7,073,668
BioMed Realty Trust, Inc. (REIT)	73,745	1,609,853
Boston Properties, Inc. (REIT)	51,675	6,106,951
Brandywine Realty Trust (REIT)	60,144	938,246
Brixmor Property Group, Inc. (REIT)	18,421	422,762
Camden Property Trust (REIT)	32,767	2,331,372
CBL & Associates Properties, Inc. (REIT)	63,855	1,213,245
Chimera Investment Corp. (REIT)	393,880	1,256,477
Columbia Property Trust, Inc. (REIT)	40,700	1,058,607
CommonWealth REIT (REIT)	45,346	1,193,507
Corporate Office Properties Trust/Maryland (REIT)	33,497	931,552
Corrections Corp. of America (REIT)	44,589	1,464,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

DDR Corp. (REIT)	115,469	$2,035,718
Digital Realty Trust, Inc. (REIT)	51,860	3,024,475
Douglas Emmett, Inc. (REIT)	55,044	1,553,342
Duke Realty Corp. (REIT)	126,239	2,292,500
Equity Lifestyle Properties, Inc. (REIT)	8,788	388,078
Equity Residential (REIT)	138,539	8,727,957
Essex Property Trust, Inc. (REIT)	24,009	4,439,504
Federal Realty Investment Trust (REIT)	8,722	1,054,664
Gaming and Leisure Properties, Inc. (REIT)	26,932	914,880
General Growth Properties, Inc. (REIT)	217,325	5,120,177
HCP, Inc. (REIT)	175,609	7,266,700
Health Care REIT, Inc. (REIT)	55,212	3,460,136
Healthcare Trust of America, Inc. (REIT), Class A	79,995	963,140
Home Properties, Inc. (REIT)	21,881	1,399,509
Hospitality Properties Trust (REIT)	57,383	1,744,443
Host Hotels & Resorts, Inc. (REIT)	290,138	6,385,937
Kilroy Realty Corp. (REIT)	31,488	1,961,073
Kimco Realty Corp. (REIT)	157,372	3,616,409
Liberty Property Trust (REIT)	56,547	2,144,828
Macerich Co. (REIT)	53,909	3,598,426
MFA Financial, Inc. (REIT)	140,557	1,153,973
Mid-America Apartment Communities, Inc. (REIT)	28,738	2,099,311
National Retail Properties, Inc. (REIT)	47,162	1,753,955
NorthStar Realty Finance Corp. (REIT)	110,600	1,922,228
Omega Healthcare Investors, Inc. (REIT)	32,400	1,194,264
Piedmont Office Realty Trust,
Inc. (REIT), Class A	59,088	1,119,127
Plum Creek Timber Co., Inc. (REIT)	35,200	1,587,520
Post Properties, Inc. (REIT)	20,815	1,112,770
Prologis, Inc. (REIT)	191,554	7,870,954
Public Storage (REIT)	4,250	728,238
Rayonier, Inc. (REIT)	42,700	1,517,985
Realty Income Corp. (REIT)	84,888	3,770,725
Regency Centers Corp. (REIT)	35,402	1,971,183
Retail Properties of America, Inc. (REIT), Class A	90,697	1,394,920
Senior Housing Properties Trust (REIT)	78,022	1,895,154
Simon Property Group, Inc. (REIT)	30,247	5,029,471
SL Green Realty Corp. (REIT)	36,615	4,006,047
Spirit Realty Capital, Inc. (REIT)	152,833	1,736,183
Tanger Factory Outlet Centers, Inc. (REIT)	13,000	454,610
Taubman Centers, Inc. (REIT)	1,643	124,556
Two Harbors Investment Corp. (REIT)	140,261	1,469,935

UDR, Inc. (REIT)	96,328	$2,757,871
Ventas, Inc. (REIT)	59,498	3,813,822
Vornado Realty Trust (REIT)	55,746	5,949,771
Washington Prime Group, Inc. (REIT)*	59,473	1,114,524
Weingarten Realty Investors (REIT)	46,816	1,537,437
Weyerhaeuser Co. (REIT)	200,700	6,641,163
WP Carey, Inc. (REIT)	38,053	2,450,613

		172,957,386

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	24,600	788,184
Forest City Enterprises, Inc., Class A*	62,958	1,250,975
Howard Hughes Corp.*	7,999	1,262,482
Jones Lang LaSalle, Inc.	50,199	6,344,652
Realogy Holdings Corp.*	31,707	1,195,671

		10,841,964

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	202,702	1,992,561
Nationstar Mortgage Holdings, Inc.*	600	21,780
New York Community Bancorp, Inc.	169,638	2,710,815
People’s United Financial, Inc.	118,848	1,802,924
TFS Financial Corp.*	28,896	412,057

		6,940,137

Total Financials		1,593,802,919

Health Care (13.4%)
Biotechnology (0.3%)
Alkermes plc*	8,000	402,640
Alnylam Pharmaceuticals, Inc.*	3,900	246,363
Amgen, Inc.	15,100	1,787,387
Celgene Corp.*	42,400	3,641,312
Cubist Pharmaceuticals, Inc.*	1,500	104,730
Gilead Sciences, Inc.*	137,700	11,416,707
Myriad Genetics, Inc.*	3,500	136,220
Vertex Pharmaceuticals, Inc.*	31,353	2,968,502

		20,703,861

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	679,552	27,793,677
Alere, Inc.*	31,653	1,184,455
Baxter International, Inc.	128,200	9,268,860
Boston Scientific Corp.*	458,906	5,860,230
CareFusion Corp.*	79,500	3,525,825
Cooper Cos., Inc.	4,764	645,665
Covidien plc	208,057	18,762,580
DENTSPLY International, Inc.	37,487	1,775,009
Hill-Rom Holdings, Inc.	20,465	849,502
Hologic, Inc.*	242,325	6,142,939
Intuitive Surgical, Inc.*	1,100	452,980
Medtronic, Inc.	1,109,773	70,759,127
Sirona Dental Systems, Inc.*	8,500	700,910
St. Jude Medical, Inc.	103,637	7,176,862
Stryker Corp.	52,042	4,388,181
Teleflex, Inc.	15,898	1,678,829
Zimmer Holdings, Inc.	155,794	16,180,765

		177,146,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (2.4%)
Aetna, Inc.	233,676	$18,946,450
Cardinal Health, Inc.	119,842	8,216,368
Cigna Corp.	94,951	8,732,643
Community Health Systems, Inc.*	227,799	10,335,241
DaVita HealthCare Partners, Inc.*	44,500	3,218,240
Express Scripts Holding Co.*	106,190	7,362,153
HCA Holdings, Inc.*	113,229	6,383,851
Health Net, Inc.*	30,708	1,275,610
Humana, Inc.	59,334	7,578,138
Laboratory Corp. of America Holdings*	19,700	2,017,280
LifePoint Hospitals, Inc.*	17,081	1,060,730
MEDNAX, Inc.*	13,206	767,929
Omnicare, Inc.	37,948	2,526,198
Patterson Cos., Inc.	29,985	1,184,707
Quest Diagnostics, Inc.	285,411	16,750,772
UnitedHealth Group, Inc.	375,754	30,717,890
Universal Health Services, Inc., Class B	26,538	2,541,279
VCA, Inc.*	33,843	1,187,551
WellPoint, Inc.	148,246	15,952,752

		146,755,782

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	43,050	690,952

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	109,420	6,285,085
Bio-Rad Laboratories, Inc., Class A*	7,983	955,645
Charles River Laboratories International, Inc.*	9,726	520,536
Covance, Inc.*	2,100	179,718
PerkinElmer, Inc.	35,204	1,648,955
QIAGEN N.V.*	89,444	2,186,906
Quintiles Transnational Holdings, Inc.*	11,466	611,023
Techne Corp.	7,262	672,243
Thermo Fisher Scientific, Inc.	119,468	14,097,224

		27,157,335

Pharmaceuticals (7.3%)
Bristol-Myers Squibb Co.	408,588	19,820,604
Eli Lilly and Co.	377,170	23,448,659
Forest Laboratories, Inc.*	104,472	10,342,728
GlaxoSmithKline plc (ADR)	164,000	8,770,720
Hospira, Inc.*	361,387	18,564,450
Johnson & Johnson	1,296,075	135,595,367
Mallinckrodt plc*	11,962	957,199
Merck & Co., Inc.	1,229,204	71,109,451
Novartis AG (Registered)	13,158	1,191,461
Perrigo Co. plc	39,700	5,786,672
Pfizer, Inc.	4,755,850	141,153,628
Roche Holding AG	3,774	1,125,646
Roche Holding AG (ADR)	72,100	2,689,330
Teva Pharmaceutical Industries Ltd. (ADR)	213,470	11,190,097

Theravance, Inc.*	65,600	$1,953,568
Zoetis, Inc.	3,143	101,425

		453,801,005

Total Health Care		826,255,331

Industrials (8.7%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc.	12,209	1,635,029
Exelis, Inc.	72,673	1,233,988
General Dynamics Corp.	117,308	13,672,247
Honeywell International, Inc.	100,758	9,365,456
Huntington Ingalls Industries, Inc.	2,900	274,311
L-3 Communications Holdings, Inc.	33,068	3,992,961
Lockheed Martin Corp.	48,512	7,797,334
Northrop Grumman Corp.	183,633	21,968,016
Raytheon Co.	232,885	21,483,641
Rockwell Collins, Inc.	6,115	477,826
Spirit AeroSystems Holdings, Inc., Class A*	96,873	3,264,620
Textron, Inc.	107,007	4,097,298
Triumph Group, Inc.	15,342	1,071,178
United Technologies Corp.	374,848	43,276,202

		133,610,107

Air Freight & Logistics (0.2%)
FedEx Corp.	64,615	9,781,419
United Parcel Service, Inc., Class B	56,649	5,815,586

		15,597,005

Airlines (0.4%)
Alaska Air Group, Inc.	2,286	217,284
Copa Holdings S.A., Class A	2,800	399,196
Delta Air Lines, Inc.	523,218	20,259,001
Southwest Airlines Co.	66,400	1,783,504

		22,658,985

Building Products (0.1%)
A.O. Smith Corp.	15,859	786,289
Fortune Brands Home & Security, Inc.	36,996	1,477,251
Owens Corning, Inc.	45,137	1,745,899

		4,009,439

Commercial Services & Supplies (0.4%)
ADT Corp.	66,738	2,331,826
Cintas Corp.	7,745	492,117
Clean Harbors, Inc.*	6,200	398,350
Covanta Holding Corp.	24,469	504,306
Iron Mountain, Inc.	7,114	252,191
KAR Auction Services, Inc.	31,977	1,019,107
Pitney Bowes, Inc.	42,178	1,164,956
R.R. Donnelley & Sons Co.	68,861	1,167,883
Republic Services, Inc.	101,765	3,864,017
Tyco International Ltd.	103,131	4,702,774
Waste Connections, Inc.	18,682	907,011
Waste Management, Inc.	160,061	7,159,529

		23,964,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.2%)
AECOM Technology Corp.*	37,965	$1,222,473
Fluor Corp.	23,705	1,822,915
Jacobs Engineering Group, Inc.*	50,685	2,700,497
KBR, Inc.	56,397	1,345,068
Quanta Services, Inc.*	61,955	2,142,404
URS Corp.	66,551	3,051,363

		12,284,720

Electrical Equipment (0.4%)
Babcock & Wilcox Co.	42,258	1,371,695
Eaton Corp. plc	225,288	17,387,728
Emerson Electric Co.	68,035	4,514,802
Hubbell, Inc., Class B	19,046	2,345,515
Regal-Beloit Corp.	17,293	1,358,538

		26,978,278

Industrial Conglomerates (2.4%)
3M Co.	72,450	10,377,738
Carlisle Cos., Inc.	24,578	2,128,946
Danaher Corp.	236,219	18,597,522
General Electric Co.	4,246,849	111,607,192
Roper Industries, Inc.	21,000	3,066,210

		145,777,608

Machinery (1.7%)
AGCO Corp.	36,051	2,026,787
Caterpillar, Inc.	261,461	28,412,967
Crane Co.	11,874	882,951
Deere & Co.	108,800	9,851,840
Donaldson Co., Inc.	4,754	201,189
Dover Corp.	105,639	9,607,867
IDEX Corp.	2,355	190,143
Illinois Tool Works, Inc.	18,604	1,628,966
Ingersoll-Rand plc	94,844	5,928,698
ITT Corp.	133,100	6,402,110
Joy Global, Inc.	38,412	2,365,411
Kennametal, Inc.	30,095	1,392,797
Lincoln Electric Holdings, Inc.	20,300	1,418,564
Navistar International Corp.*	17,541	657,437
Oshkosh Corp.	32,599	1,810,222
PACCAR, Inc.	11,376	714,754
Parker Hannifin Corp.	44,838	5,637,482
Pentair plc	82,391	5,942,039
Snap-on, Inc.	19,265	2,283,288
SPX Corp.	16,802	1,818,144
Stanley Black & Decker, Inc.	123,970	10,887,045
Terex Corp.	42,303	1,738,653
Timken Co.	33,839	2,295,638
Trinity Industries, Inc.	13,898	607,621
Valmont Industries, Inc.	9,700	1,473,915
Xylem, Inc.	19,317	754,908

		106,931,436

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,152	1,008,550
Equifax, Inc.	21,800	1,581,372
Manpowergroup, Inc.	30,508	2,588,604
Nielsen N.V.	27,349	1,323,965
Towers Watson & Co., Class A	24,959	2,601,477

		9,103,968

Road & Rail (0.5%)
Amerco, Inc.	1,303	$378,860
Canadian National Railway Co.	38,943	2,532,074
Con-way, Inc.	21,904	1,104,181
CSX Corp.	385,008	11,862,097
Genesee & Wyoming, Inc., Class A*	10,739	1,127,595
Kansas City Southern	9,700	1,042,847
Norfolk Southern Corp.	93,608	9,644,432
Ryder System, Inc.	20,358	1,793,336
Union Pacific Corp.	20,400	2,034,900

		31,520,322

Trading Companies & Distributors (0.1%)
Air Lease Corp.	36,549	1,410,060
GATX Corp.	17,612	1,178,947
MRC Global, Inc.*	21,343	603,794
NOW, Inc.*	37,626	1,362,438
WESCO International, Inc.*	17,064	1,473,988

		6,029,227

Total Industrials		538,465,162

Information Technology (10.6%)
Communications Equipment (1.9%)
Brocade Communications Systems, Inc.	922,776	8,489,539
Cisco Systems, Inc.	3,139,003	78,004,224
EchoStar Corp., Class A*	12,483	660,850
Harris Corp.	149,501	11,324,701
JDS Uniphase Corp.*	88,603	1,104,879
Juniper Networks, Inc.*	142,229	3,490,300
Motorola Solutions, Inc.	66,761	4,444,280
QUALCOMM, Inc.	22,100	1,750,320
Telefonaktiebolaget LM Ericsson (ADR)	733,800	8,864,304

		118,133,397

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	38,208	2,308,145
Avnet, Inc.	127,582	5,653,158
AVX Corp.	17,843	236,955
Corning, Inc.	563,139	12,360,901
Dolby Laboratories, Inc., Class A*	18,336	792,115
FLIR Systems, Inc.	16,235	563,842
Ingram Micro, Inc., Class A*	59,425	1,735,804
Jabil Circuit, Inc.	77,874	1,627,567
Knowles Corp.*	32,569	1,001,171
Tech Data Corp.*	14,659	916,481
Vishay Intertechnology, Inc.	51,848	803,126

		27,999,265

Internet Software & Services (0.5%)
AOL, Inc.*	30,603	1,217,693
Google, Inc., Class A*	10,500	6,139,035
Google, Inc., Class C*	10,500	6,040,440
IAC/InterActiveCorp	16,800	1,163,064
Yahoo!, Inc.*	386,003	13,560,286

		28,120,518

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (1.4%)
Accenture plc, Class A	96,710	$7,818,036
Amdocs Ltd.	112,143	5,195,585
Booz Allen Hamilton Holding Corp.	101,221	2,149,934
Computer Sciences Corp.	52,170	3,297,144
CoreLogic, Inc.*	35,125	1,066,395
DST Systems, Inc.	2,140	197,244
Fidelity National Information Services, Inc.	123,709	6,771,831
Fiserv, Inc.*	33,821	2,040,083
Genpact Ltd.*	54,500	955,385
International Business Machines Corp.	78,890	14,300,390
Leidos Holdings, Inc.	24,584	942,551
MasterCard, Inc., Class A	71,000	5,216,370
Paychex, Inc.	13,570	563,969
Teradata Corp.*	12,700	510,540
Total System Services, Inc.	66,586	2,091,466
Western Union Co.	717,194	12,436,144
Xerox Corp.	1,894,825	23,571,623

		89,124,690

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	75,167	2,612,805
Analog Devices, Inc.	65,495	3,541,315
Applied Materials, Inc.	580,910	13,099,521
Broadcom Corp., Class A	205,009	7,609,934
Cree, Inc.*	21,100	1,053,945
First Solar, Inc.*	28,094	1,996,360
Freescale Semiconductor Ltd.*	3,128	73,508
Intel Corp.	2,010,346	62,119,691
KLA-Tencor Corp.	28,963	2,103,872
Lam Research Corp.	45,664	3,085,973
Marvell Technology Group Ltd.	155,600	2,229,748
Maxim Integrated Products, Inc.	8,800	297,528
Micron Technology, Inc.*	209,645	6,907,803
NVIDIA Corp.	178,815	3,315,230
ON Semiconductor Corp.*	82,293	752,158
SunEdison, Inc.*	69,800	1,577,480
SunPower Corp.*	15,900	651,582
Teradyne, Inc.	394,849	7,739,040
Texas Instruments, Inc.	11,491	549,155

		121,316,648

Software (2.4%)
Activision Blizzard, Inc.	64,576	1,440,045
ANSYS, Inc.*	27,300	2,069,886
Autodesk, Inc.*	18,369	1,035,644
CA, Inc.	122,606	3,523,696
Citrix Systems, Inc.*	6,000	375,300
Electronic Arts, Inc.*	324,253	11,630,955
FireEye, Inc.*	6,176	250,437
Informatica Corp.*	4,200	149,730
MICROS Systems, Inc.*	7,448	505,719
Microsoft Corp.	2,185,912	91,152,530
Nuance Communications, Inc.*	100,535	1,887,042
Oracle Corp.	529,344	21,454,312
Rovi Corp.*	36,225	867,951
Symantec Corp.	527,523	12,080,277
Synopsys, Inc.*	59,347	2,303,851

Zynga, Inc., Class A*	276,989	$889,135

		151,616,510

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	415,800	38,640,294
EMC Corp.	707,209	18,627,885
Hewlett-Packard Co.	1,228,993	41,392,484
Lexmark International, Inc., Class A	23,714	1,142,066
NCR Corp.*	58,200	2,042,238
NetApp, Inc.	81,100	2,961,772
SanDisk Corp.	71,772	7,495,150
Stratasys Ltd.*	8,251	937,561
Western Digital Corp.	85,342	7,877,067

		121,116,517

Total Information Technology		657,427,545

Materials (3.0%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	81,407	10,470,568
Akzo Nobel N.V. (ADR)	422,200	10,533,890
Albemarle Corp.	18,121	1,295,652
Ashland, Inc.	65,213	7,091,262
Cabot Corp.	42,089	2,440,741
Celanese Corp.	89,100	5,727,348
CF Industries Holdings, Inc.	20,034	4,818,778
Cytec Industries, Inc.	12,113	1,276,953
Dow Chemical Co.	387,777	19,955,004
E.I. du Pont de Nemours & Co.	19,700	1,289,168
Eastman Chemical Co.	91,700	8,009,995
Huntsman Corp.	23,013	646,665
LyondellBasell Industries N.V., Class A	173,880	16,979,382
Mosaic Co.	128,287	6,343,792
PPG Industries, Inc.	24,579	5,165,277
Rayonier Advanced Materials, Inc.*	14,233	551,536
Rockwood Holdings, Inc.	26,029	1,977,944
RPM International, Inc.	3,732	172,344
Sigma-Aldrich Corp.	24,609	2,497,321
Valspar Corp.	4,583	349,179
W.R. Grace & Co.*	4,044	382,279
Westlake Chemical Corp.	2,336	195,663

		108,170,741

Construction Materials (0.1%)
Vulcan Materials Co.	50,154	3,197,318

Containers & Packaging (0.3%)
AptarGroup, Inc.	19,392	1,299,458
Avery Dennison Corp.	23,854	1,222,517
Bemis Co., Inc.	38,630	1,570,696
Crown Holdings, Inc.*	65,930	3,280,677
Greif, Inc., Class A	12,197	665,468
MeadWestvaco Corp.	64,370	2,849,016
Owens-Illinois, Inc.*	25,187	872,478
Rock-Tenn Co., Class A	31,713	3,348,576
Sonoco Products Co.	39,067	1,716,213

		16,825,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Metals & Mining (0.8%)
Alcoa, Inc.	449,384	$6,691,328
Allegheny Technologies, Inc.	41,610	1,876,611
Carpenter Technology Corp.	19,077	1,206,620
Cliffs Natural Resources, Inc.	58,639	882,517
Freeport-McMoRan Copper & Gold, Inc.	398,177	14,533,461
Newmont Mining Corp.	191,101	4,861,609
Nucor Corp.	122,049	6,010,913
Reliance Steel & Aluminum Co.	80,959	5,967,488
Royal Gold, Inc.	24,728	1,882,295
Steel Dynamics, Inc.	85,616	1,536,807
Tahoe Resources, Inc.*	27,085	709,627
United States Steel Corp.	55,417	1,443,059

		47,602,335

Paper & Forest Products (0.1%)
Domtar Corp.	24,594	1,053,853
International Paper Co.	140,313	7,081,597

		8,135,450

Total Materials		183,930,943

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	2,412,977	85,322,867
CenturyLink, Inc.	206,208	7,464,730
Frontier Communications Corp.	384,229	2,243,897
Level 3 Communications, Inc.*	4,397	193,072
Verizon Communications, Inc.	315,885	15,456,997
Windstream Holdings, Inc.	14,736	146,770

		110,828,333

Wireless Telecommunication Services (0.4%)
Sprint Corp.*	279,281	2,382,267
Telephone & Data Systems, Inc.	207,192	5,409,783
T-Mobile US, Inc.*	101,770	3,421,508
U.S. Cellular Corp.*	53,753	2,193,122
Vodafone Group plc	622,036	2,075,877
Vodafone Group plc (ADR)	211,300	7,055,307

		22,537,864

Total Telecommunication Services		133,366,197

Utilities (4.8%)
Electric Utilities (2.4%)
American Electric Power Co., Inc.	230,680	12,865,024
Duke Energy Corp.	287,808	21,352,475
Edison International	418,385	24,312,352
Entergy Corp.	68,814	5,648,941
Exelon Corp.	329,258	12,011,332
FirstEnergy Corp.	160,976	5,589,087
Great Plains Energy, Inc.	59,019	1,585,841
Hawaiian Electric Industries, Inc.	38,864	984,036
ITC Holdings Corp.	3,400	124,032
NextEra Energy, Inc.	167,213	17,135,988
Northeast Utilities	121,097	5,724,255
OGE Energy Corp.	76,360	2,984,149
Pepco Holdings, Inc.	96,222	2,644,181

Pinnacle West Capital Corp.	42,325	$2,448,078
PPL Corp.	242,159	8,603,909
Southern Co.	341,805	15,511,111
Westar Energy, Inc.	49,387	1,886,090
Xcel Energy, Inc.	192,379	6,200,375

		147,611,256

Gas Utilities (0.4%)
AGL Resources, Inc.	45,687	2,514,156
Atmos Energy Corp.	38,416	2,051,414
National Fuel Gas Co.	32,245	2,524,784
Questar Corp.	67,124	1,664,675
UGI Corp.	271,594	13,715,497

		22,470,526

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.	1,243,941	19,343,283
Calpine Corp.*	436,242	10,386,922
NRG Energy, Inc.	129,257	4,808,360

		34,538,565

Multi-Utilities (1.4%)
Alliant Energy Corp.	42,570	2,590,810
Ameren Corp.	92,975	3,800,818
CenterPoint Energy, Inc.	164,698	4,206,387
CMS Energy Corp.	103,286	3,217,359
Consolidated Edison, Inc.	112,270	6,482,470
Dominion Resources, Inc.	209,412	14,977,146
DTE Energy Co.	67,839	5,282,623
Integrys Energy Group, Inc.	30,648	2,179,992
MDU Resources Group, Inc.	73,394	2,576,129
NiSource, Inc.	120,704	4,748,495
PG&E Corp.	196,698	9,445,438
Public Service Enterprise Group, Inc.	193,979	7,912,403
SCANA Corp.	54,318	2,922,852
Sempra Energy	94,079	9,851,012
TECO Energy, Inc.	83,419	1,541,583
Vectren Corp.	31,644	1,344,870
Wisconsin Energy Corp.	86,407	4,054,217

		87,134,604

Water Utilities (0.1%)
American Water Works Co., Inc.	68,589	3,391,726
Aqua America, Inc.	67,868	1,779,499

		5,171,225

Total Utilities		296,926,176

Total Common Stocks (95.6%) (Cost $4,392,118,570)		5,914,057,508

CONVERTIBLE PREFERRED STOCKS:
Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp. 7.500%	3,427	223,406

Machinery (0.0%)
Stanley Black & Decker, Inc. 6.250%	6,000	684,180

Total Convertible Preferred Stock (0.0%) (Cost $772,098)		907,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.5%)
iShares® Core S&P 500 ETF	294	$57,918
iShares® Morningstar Large-Cap ETF	3,299	375,591
iShares® Morningstar Large-Cap Growth ETF	2,660	283,689
iShares® Morningstar Large-Cap Value ETF	80,075	6,785,556
iShares® Russell 1000 ETF	531	58,468
iShares® Russell 1000 Growth ETF	22,470	2,043,197
iShares® Russell 1000 Value ETF	92,138	9,330,815
iShares® S&P 500 Value ETF	64,541	5,826,761
Vanguard Growth ETF	8,770	867,353

Vanguard Large-Cap ETF	1,964	$176,780
Vanguard Value ETF	76,401	6,184,661

Total Investment Companies (0.5%) (Cost $29,334,472)		31,990,789

Total Investments (96.1%) (Cost $4,422,225,140)		5,946,955,883
Other Assets Less Liabilities (3.9%)		243,518,095

Net Assets (100%)		$6,190,473,978

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,900	September-14	$184,377,520	$185,478,000	$1,100,480
S&P MidCap 400 E-Mini Index	122	September-14	17,169,243	17,437,460	268,217

					$1,368,697

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$499,976,457	$—	$—	$499,976,457
Consumer Staples	393,839,973	16,041,336	—	409,881,309
Energy	774,025,469	—	—	774,025,469
Financials	1,593,802,919	—	—	1,593,802,919
Health Care	823,938,224	2,317,107	—	826,255,331
Industrials	538,465,162	—	—	538,465,162
Information Technology	657,427,545	—	—	657,427,545
Materials	183,930,943	—	—	183,930,943
Telecommunication Services	130,769,842	2,596,355	—	133,366,197
Utilities	296,926,176	—	—	296,926,176
Convertible Preferred Stocks
Industrials	907,586	—	—	907,586
Futures	1,368,697	—	—	1,368,697

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Investment Companies
Exchange Traded Funds (ETFs)	$31,990,789	$—	$—	$31,990,789

Total Assets	$5,927,369,782	$20,954,798	$—	$5,948,324,580

Total Liabilities	$—	$—	$—	$—

Total	$5,927,369,782	$20,954,798	$—	$5,948,324,580

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,368,697	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,368,697

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	22,162,032	—	—	22,162,032
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$22,162,032	$—	$—	$22,162,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(8,080,705)	—	—	(8,080,705)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$ —	$(8,080,705)	$—	$—	$(8,080,705)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $277,784,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$1,368,697	(c)	$—	$—	$1,368,697

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$852,846,764
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,019,695,713

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,378,461,304
Aggregate gross unrealized depreciation	(26,169,021)

Net unrealized appreciation	$1,352,292,283

Federal income tax cost of investments	$4,594,663,600

For the six months ended June 30, 2014, the Portfolio incurred approximately $5,670 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,130,322,980 of which $379,648,685 expires in the year 2016 and $750,674,295 expires in the year 2017.

Included in the capital loss carryforward amounts are $379,648,685 of losses acquired from the Multimanager Large Cap Value Portfolio as a result of a tax free reorganization that occurred during the year 2014. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Tax Law. Therefore, it is possible not all of these capital losses will be available for use. Losses may be limited under U.S Code §381, which will be calculated at year end.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $4,422,225,140)	$5,946,955,883
Cash	182,876,461
Cash held as collateral at broker	17,480,000
Receivable for securities sold	468,361,062
Dividends, interest and other receivables	7,131,504
Receivable from Separate Accounts for Trust shares sold	117,707
Other assets	70,662

Total assets	6,622,993,279

LIABILITIES
Payable for securities purchased	420,961,618
Payable to Separate Accounts for Trust shares redeemed	3,901,124
Due to broker for futures variation margin	2,960,260
Investment management fees payable	2,369,311
Distribution fees payable – Class IB	798,080
Administrative fees payable	729,223
Distribution fees payable – Class IA	232,945
Trustees’ fees payable	47,791
Accrued expenses	518,949

Total liabilities	432,519,301

NET ASSETS	$6,190,473,978

Net assets were comprised of:
Paid in capital	$6,007,855,228
Accumulated undistributed net investment income (loss)	42,573,677
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,386,057,069)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,526,102,142

Net assets	$6,190,473,978

Class IA
Net asset value, offering and redemption price per share, $1,164,121,569 / 75,690,009 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.38

Class IB
Net asset value, offering and redemption price per share, $3,859,050,872 / 251,495,333 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.34

Class K
Net asset value, offering and redemption price per share, $1,167,301,537 / 75,806,768 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited) (af)

INVESTMENT INCOME
Dividends (net of $45,244 foreign withholding tax)	$62,222,985
Interest	124,863

Total income	62,347,848

EXPENSES
Investment management fees	12,387,687
Distribution fees – Class IB	4,657,081
Administrative fees	3,692,794
Distribution fees – Class IA	1,325,229
Printing and mailing expenses	278,028
Custodian fees	88,125
Professional fees	78,481
Trustees’ fees	74,131
Miscellaneous	39,554

Total expenses	22,621,110

NET INVESTMENT INCOME (LOSS)	39,726,738

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	231,478,078
Futures	22,162,032
Foreign currency transactions	896

Net realized gain (loss)	253,641,006

Change in unrealized appreciation (depreciation) on:
Investments	120,662,425
Futures	(8,080,705)
Foreign currency translations	2,702

Net change in unrealized appreciation (depreciation)	112,584,422

NET REALIZED AND UNREALIZED GAIN (LOSS)	366,225,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$405,952,166

(af)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Value Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA Large Cap Value Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited) (af)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$39,726,738	$55,902,666
Net realized gain (loss) on investments, futures and foreign currency transactions	253,641,006	339,286,691
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	112,584,422	657,829,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	405,952,166	1,053,019,214

DIVIDENDS:
Dividends from net investment income
Class IA	—	(10,429,326)
Class IB	—	(37,788,331)
Class K	—	(7,303,309)

TOTAL DIVIDENDS	—	(55,520,966)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,942,345 and 799,588 shares, respectively ]	59,746,394	10,349,250
Capital shares sold in-kind (Note 9)[ 0 and 386,079 shares, respectively ]	—	5,133,873
Capital shares issued in connection with merger (Note 9) [ 697,490 and 0 shares, respectively]	10,605,466	—
Capital shares issued in reinvestment of dividends [ 0 and 744,452 shares, respectively ]	—	10,429,326
Capital shares repurchased [ (3,732,042) and (9,009,507) shares, respectively ]	(54,342,922)	(114,565,757)

Total Class IA transactions	16,008,938	(88,653,308)

Class IB
Capital shares sold [ 1,229,602 and 3,627,485 shares, respectively ]	17,931,376	45,951,849
Capital shares sold in-kind (Note 9)[ 0 and 177,394,535 shares, respectively ]	—	2,353,367,027
Capital shares issued in connection with merger (Note 9) [ 5,954,139 and 0 shares, respectively ]	90,323,958	—
Capital shares issued in reinvestment of dividends [ 0 and 2,703,620 shares, respectively ]	—	37,788,331
Capital shares repurchased [ (25,965,694) and (36,741,063) shares, respectively ]	(377,720,575)	(482,897,538)

Total Class IB transactions	(269,465,241)	1,954,209,669

Class K
Capital shares sold [ 495,302 and 595,758 shares, respectively ]	7,051,461	7,796,767
Capital shares sold in-kind (Note 9)[ 0 and 36 shares, respectively ]	—	485
Capital shares issued in connection with merger (Note 9) [ 39,587,691 and 0 shares, respectively ]	602,585,067	—
Capital shares issued in reinvestment of dividends [ 0 and 521,386 shares, respectively ]	—	7,303,309
Capital shares repurchased [ (6,119,314) and (21,429,552) shares, respectively ]	(90,996,079)	(267,863,073)

Total Class K transactions	518,640,449	(252,762,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	265,184,146	1,612,793,849

TOTAL INCREASE (DECREASE) IN NET ASSETS	671,136,312	2,610,292,097
NET ASSETS:
Beginning of period	5,519,337,666	2,909,045,569

End of period (a)	$6,190,473,978	$5,519,337,666

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$42,573,677	$2,685,138

(af) On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Value Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA Large Cap Value Managed Volatility Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.29	$10.89	$9.55	$10.19	$9.15	$7.75

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.17 (e)	0.16 (e)	0.13 (e)	0.13 (e)	0.19 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.99	3.37	1.35	(0.63)	1.05	1.41

Total from investment operations	1.09	3.54	1.51	(0.50)	1.18	1.60

Less distributions:
Dividends from net investment income	—	(0.14)	(0.17)	(0.14)	(0.14)	(0.20)

Net asset value, end of period	$15.38	$14.29	$10.89	$9.55	$10.19	$9.15

Total return (b)	7.63%	32.54%	15.83%	(4.84)%	12.89%	20.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,164,122	$1,068,537	$891,848	$872,363	$2,027,488	$2,305,328
Ratio of expenses to average net assets:
After waivers (a)(f)	0.86%	0.89%	0.91%	0.65%	0.66%	0.70%
After waivers and fees paid indirectly (a)(f)	0.86%	0.88%	0.91%	0.64%	0.66%	0.69%
Before waivers and fees paid indirectly (a)(f)	0.86%	0.89%	0.91%	0.65%	0.66%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.44%	1.31%	1.52%	1.26%	1.33%	2.35%
After waivers and fees paid indirectly (a)(f)	1.44%	1.32%	1.52%	1.27%	1.34%	2.36%
Before waivers and fees paid indirectly (a)(f)	1.44%	1.31%	1.52%	1.26%	1.33%	2.35%
Portfolio turnover rate (z)	16%	37%	25%	33%	38%	52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.26	$10.87	$9.53	$10.17	$9.12	$7.73

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.18 (e)	0.16 (e)	0.11 (e)	0.10 (e)	0.17 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.98	3.35	1.35	(0.63)	1.06	1.40

Total from investment operations	1.08	3.53	1.51	(0.52)	1.16	1.57

Less distributions:
Dividends from net investment income	—	(0.14)	(0.17)	(0.12)	(0.11)	(0.18)

Net asset value, end of period	$15.34	$14.26	$10.87	$9.53	$10.17	$9.12

Total return (b)	7.57%	32.50%	15.86%	(5.09)%	12.76%	20.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,859,051	$3,852,949	$1,340,073	$1,328,547	$1,605,171	$1,634,368
Ratio of expenses to average net assets:
After waivers (a)(f)	0.86%	0.89%	0.91%	0.90%	0.91%	0.95%
After waivers and fees paid indirectly (a)(f)	0.86%	0.88%	0.91%	0.89%	0.91%	0.94%
Before waivers and fees paid indirectly (a)(f)	0.86%	0.89%	0.91%	0.90%	0.91%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.44%	1.35%	1.52%	1.09%	1.09%	2.22%
After waivers and fees paid indirectly (a)(f)	1.44%	1.35%	1.52%	1.10%	1.09%	2.23%
Before waivers and fees paid indirectly (a)(f)	1.44%	1.35%	1.52%	1.09%	1.09%	2.22%
Portfolio turnover rate (z)	16%	37%	25%	33%	38%	52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$14.29	$10.89	$9.55	$9.24

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.20 (e)	0.18 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.99	3.38	1.36	0.39

Total from investment operations	1.11	3.58	1.54	0.45

Less distributions:
Dividends from net investment income	—	(0.18)	(0.20)	(0.14)

Net asset value, end of period	$15.40	$14.29	$10.89	$9.55

Total return (b)	7.77%	32.87%	16.13%	4.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,167,302	$597,851	$677,124	$776,313
Ratio of expenses to average net assets:
After waivers (a)(f)	0.62%	0.64%	0.66%	0.65%
After waivers and fees paid indirectly (a)(f)	0.62%	0.63%	0.66%	0.65%
Before waivers and fees paid indirectly (a)(f)	0.62%	0.64%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.63%	1.56%	1.76%	1.79%
After waivers and fees paid indirectly (a)(f)	1.63%	1.57%	1.76%	1.79%
Before waivers and fees paid indirectly (a)(f)	1.63%	1.56%	1.76%	1.79%
Portfolio turnover rate (z)	16%	37%	25%	33%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(af)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Value Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the AXA Large Cap Value Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	21.6%
Investment Companies	9.4
Information Technology	8.1
Industrials	8.0
Consumer Discretionary	7.7
Utilities	6.6
Health Care	6.2
Energy	5.0
Materials	4.6
Consumer Staples	3.3
Telecommunication Services	0.1
Cash and Other	19.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,090.10	$4.95
Hypothetical (5% average return before expenses)	1,000.00	1,020.06	4.78
Class IB
Actual	1,000.00	1,090.20	4.95
Hypothetical (5% average return before expenses)	1,000.00	1,020.06	4.78
Class K
Actual	1,000.00	1,091.60	3.65
Hypothetical (5% average return before expenses)	1,000.00	1,021.30	3.53

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.7%)
Auto Components (0.5%)
Gentex Corp.	20,625	$599,981
Goodyear Tire & Rubber Co.	206,500	5,736,570
Lear Corp.	5,522	493,225
TRW Automotive Holdings Corp.*	37,526	3,359,327
Visteon Corp.*	16,461	1,596,882

		11,785,985

Distributors (0.0%)
Genuine Parts Co.	3,289	288,774

Diversified Consumer Services (0.3%)
Apollo Education Group, Inc.*	32,903	1,028,219
DeVry Education Group, Inc.	21,448	908,108
Graham Holdings Co., Class B	1,512	1,085,782
Service Corp. International	16,552	342,958
Steiner Leisure Ltd.*	106,331	4,603,069

		7,968,136

Hotels, Restaurants & Leisure (0.9%)
Aramark	819	21,196
Choice Hotels International, Inc.	11,468	540,257
Darden Restaurants, Inc.	45,414	2,101,306
Hyatt Hotels Corp., Class A*	13,428	818,839
International Game Technology	84,048	1,337,204
Marriott International, Inc., Class A	9,700	621,770
MGM Resorts International*	116,173	3,066,967
Norwegian Cruise Line Holdings Ltd.*	214,972	6,814,612
Royal Caribbean Cruises Ltd.	56,662	3,150,407
Starwood Hotels & Resorts Worldwide, Inc.	35,886	2,900,307
Wendy’s Co.	95,654	815,929

		22,188,794

Household Durables (2.2%)
D.R. Horton, Inc.	88,387	2,172,552
Garmin Ltd.	44,295	2,697,566
Jarden Corp.*	112,866	6,698,597
Leggett & Platt, Inc.	23,995	822,549
Lennar Corp., Class A	223,038	9,363,135
Mohawk Industries, Inc.*	20,867	2,886,741
Newell Rubbermaid, Inc.	325,577	10,089,631
PulteGroup, Inc.	128,501	2,590,580
Taylor Morrison Home Corp., Class A*	11,080	248,414
Toll Brothers, Inc.*	244,078	9,006,478
Whirlpool Corp.	48,210	6,711,796

		53,288,039

Internet & Catalog Retail (0.1%)
HomeAway, Inc.*	2,577	89,731
Liberty Interactive Corp.*	83,156	2,441,460

		2,531,191

Leisure Products (0.3%)
Hasbro, Inc.	6,316	335,064
Mattel, Inc.	73,651	2,870,179

Performance Sports Group Ltd.*	176,600	$3,028,690

		6,233,933

Media (1.3%)
AMC Entertainment Holdings, Inc., Class A	68,400	1,701,108
CBS Outdoor Americas, Inc.	7,346	240,067
Clear Channel Outdoor Holdings, Inc., Class A	6,437	52,655
DISH Network Corp., Class A*	19,431	1,264,569
DreamWorks Animation SKG, Inc., Class A*	25,665	596,968
Gannett Co., Inc.	202,316	6,334,514
Interpublic Group of Cos., Inc.	326,600	6,371,966
John Wiley & Sons, Inc., Class A	15,041	911,334
Liberty Media Corp.*	32,464	4,437,179
Live Nation Entertainment, Inc.*	24,501	604,930
Madison Square Garden Co., Class A*	20,917	1,306,267
News Corp., Class A*	168,250	3,018,405
Quebecor, Inc., Class B	193,400	4,679,807
Regal Entertainment Group, Class A	21,396	451,456
Starz, Class A*	2,328	69,351

		32,040,576

Multiline Retail (0.3%)
Big Lots, Inc.*	13,911	635,733
Dillard’s, Inc., Class A	2,856	333,038
Dollar General Corp.*	25,036	1,436,065
Family Dollar Stores, Inc.	2,172	143,656
J.C. Penney Co., Inc.*	81,484	737,430
Kohl’s Corp.	67,487	3,555,215
Macy’s, Inc.	28,434	1,649,741
Sears Holdings Corp.*	2,029	81,079

		8,571,957

Specialty Retail (1.5%)
Aaron’s, Inc.	87,277	3,110,552
Abercrombie & Fitch Co., Class A	21,173	915,732
Ascena Retail Group, Inc.*	44,545	761,720
Bed Bath & Beyond, Inc.*	39,867	2,287,568
Best Buy Co., Inc.	68,799	2,133,457
Cabela’s, Inc.*	15,072	940,493
CarMax, Inc.*	23,414	1,217,762
Chico’s FAS, Inc.	29,273	496,470
CST Brands, Inc.	3,864	133,308
Dick’s Sporting Goods, Inc.	27,164	1,264,756
DSW, Inc., Class A	120,211	3,358,695
Foot Locker, Inc.	42,504	2,155,803
GameStop Corp., Class A	37,263	1,508,034
GNC Holdings, Inc., Class A	148,300	5,057,030
L Brands, Inc.	53,052	3,112,030
Murphy USA, Inc.*	8,476	414,392
Penske Automotive Group, Inc.	8,140	402,930
Sally Beauty Holdings, Inc.*	14,075	353,001
Signet Jewelers Ltd.	8,608	951,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Staples, Inc.	643,199	$6,972,277
Urban Outfitters, Inc.*	10,009	338,905

		37,886,874

Textiles, Apparel & Luxury Goods (0.3%)
PVH Corp.	3,588	418,361
Ralph Lauren Corp.	4,959	796,862
Samsonite International S.A.	1,656,600	5,461,154

		6,676,377

Total Consumer Discretionary		189,460,636

Consumer Staples (3.3%)
Beverages (0.7%)
Constellation Brands, Inc., Class A*	3,711	327,050
Molson Coors Brewing Co., Class B	119,462	8,859,302
Treasury Wine Estates Ltd.	1,478,104	6,982,829

		16,169,181

Food & Staples Retailing (0.3%)
Rite Aid Corp.*	109,370	784,183
Safeway, Inc.	78,114	2,682,435
Whole Foods Market, Inc.	70,469	2,722,217

		6,188,835

Food Products (1.9%)
B&G Foods, Inc.	148,340	4,849,235
Bunge Ltd.	49,946	3,777,915
Campbell Soup Co.	19,921	912,581
ConAgra Foods, Inc.	230,256	6,833,998
Ebro Foods S.A.	149,973	3,331,934
Flowers Foods, Inc.	267,515	5,639,216
Hain Celestial Group, Inc.*	1,438	127,608
Hillshire Brands Co.	14,350	894,005
Ingredion, Inc.	118,538	8,895,092
J.M. Smucker Co.	35,143	3,745,189
Pilgrim’s Pride Corp.*	18,274	499,977
Pinnacle Foods, Inc.	19,122	629,114
Post Holdings, Inc.*	81,505	4,149,420
Tyson Foods, Inc., Class A	85,637	3,214,813

		47,500,097

Household Products (0.3%)
Clorox Co.	7,499	685,409
Energizer Holdings, Inc.	58,443	7,131,799

		7,817,208

Personal Products (0.1%)
Avon Products, Inc.	87,242	1,274,605
Coty, Inc., Class A	117,198	2,007,602

		3,282,207

Total Consumer Staples		80,957,528

Energy (5.0%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	17,153	900,189
Cameron International Corp.*	24,977	1,691,193
Diamond Offshore Drilling, Inc.	22,777	1,130,423

Frank’s International N.V.	10,000	$246,000
Helmerich & Payne, Inc.	10,640	1,235,410
Nabors Industries Ltd.	90,936	2,670,790
Oil States International, Inc.*	15,923	1,020,505
Patterson-UTI Energy, Inc.	23,985	838,036
Rowan Cos., plc, Class A	42,314	1,351,086
Seadrill Ltd.	85,292	3,407,415
Solar Cayman Ltd.(b)*†	90,472	9,047
Superior Energy Services, Inc.	49,782	1,799,122
Tidewater, Inc.	16,912	949,609
Trican Well Service Ltd.	471,800	7,618,307
Unit Corp.*	15,798	1,087,376

		25,954,508

Oil, Gas & Consumable Fuels (3.9%)
Chesapeake Energy Corp.	138,212	4,295,629
Cimarex Energy Co.	88,992	12,766,792
Cobalt International Energy, Inc.*	458,539	8,414,191
CONSOL Energy, Inc.	77,946	3,590,972
Contango Oil & Gas Co.*	27,363	1,157,729
CVR Energy, Inc.	3,363	162,063
Denbury Resources, Inc.	184,049	3,397,545
Diamondback Energy, Inc.*	95,900	8,515,920
Energen Corp.	68,162	6,058,239
EP Energy Corp., Class A*	11,719	270,123
EQT Corp.	4,833	516,648
Golar LNG Ltd.	15,258	917,006
Gulfport Energy Corp.*	5,742	360,598
HollyFrontier Corp.	132,605	5,793,513
Laredo Petroleum Holdings, Inc.*	3,495	108,275
Memorial Resource Development Corp.*	17,500	426,300
Murphy Oil Corp.	61,042	4,058,072
Newfield Exploration Co.*	108,867	4,811,921
Noble Energy, Inc.	71,464	5,535,601
ONEOK, Inc.	33,153	2,257,056
PBF Energy, Inc., Class A	16,442	438,179
Peabody Energy Corp.	92,309	1,509,252
QEP Resources, Inc.	200,946	6,932,637
SandRidge Energy, Inc.*	169,116	1,209,179
Teekay Corp.	8,328	518,418
Tesoro Corp.	25,170	1,476,724
Ultra Petroleum Corp.*	36,605	1,086,802
Whiting Petroleum Corp.*	86,865	6,970,916
World Fuel Services Corp.	19,286	949,450
WPX Energy, Inc.*	68,285	1,632,694

		96,138,444

Total Energy		122,092,952

Financials (21.6%)
Banks (4.3%)
Associated Banc-Corp.	54,185	979,665
Bank of Hawaii Corp.	15,297	897,781
BankUnited, Inc.	225,679	7,555,733
BOK Financial Corp.	8,769	584,015
CIT Group, Inc.	66,088	3,024,187
City National Corp./California	16,228	1,229,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Comerica, Inc.	244,420	$12,260,107
Commerce Bancshares, Inc./Missouri	27,649	1,285,678
Cullen/Frost Bankers, Inc.	18,083	1,436,152
East West Bancorp, Inc.	49,309	1,725,322
Fifth Third Bancorp	289,870	6,188,725
First Horizon National Corp.	274,792	3,259,033
First Niagara Financial Group, Inc.	436,927	3,818,742
First Republic Bank/California	121,440	6,677,986
Fulton Financial Corp.	64,297	796,640
Huntington Bancshares, Inc./Ohio	280,537	2,676,323
Iberiabank Corp.	87,200	6,033,368
KeyCorp	300,591	4,307,469
M&T Bank Corp.	44,637	5,537,220
National Penn Bancshares, Inc.	210,977	2,232,137
PacWest Bancorp	34,435	1,486,559
Popular, Inc.*	162,735	5,562,282
Regions Financial Corp.	466,822	4,957,650
Signature Bank/New York*	1,236	155,958
SunTrust Banks, Inc./Georgia	180,828	7,243,970
SVB Financial Group*	15,677	1,828,252
Synovus Financial Corp.	45,876	1,118,457
TCF Financial Corp.	57,101	934,743
Zions Bancorp	383,535	11,302,776

		107,096,363

Capital Markets (1.1%)
Ameriprise Financial, Inc.	41,989	5,038,680
E*TRADE Financial Corp.*	98,224	2,088,242
Federated Investors, Inc., Class B	8,253	255,183
Invesco Ltd.	125,123	4,723,393
Legg Mason, Inc.	21,230	1,089,311
LPL Financial Holdings, Inc.	116,400	5,789,736
Northern Trust Corp.	79,811	5,124,664
Raymond James Financial, Inc.	42,239	2,142,785
SEI Investments Co.	2,536	83,105
TD Ameritrade Holding Corp.	11,092	347,734

		26,682,833

Consumer Finance (0.2%)
Ally Financial, Inc.*	9,769	233,577
Navient Corp.	144,490	2,558,918
Santander Consumer USA Holdings, Inc.	28,056	545,408
SLM Corp.	96,561	802,422

		4,140,325

Diversified Financial Services (0.5%)
Interactive Brokers Group, Inc., Class A	18,449	429,677
Intercontinental Exchange, Inc.	22,563	4,262,151
Leucadia National Corp.	105,749	2,772,739
MSCI, Inc.*	22,124	1,014,385
NASDAQ OMX Group, Inc.	39,251	1,515,874
Voya Financial, Inc.	50,512	1,835,606

		11,830,432

Insurance (6.9%)
Alleghany Corp.*	5,689	$2,492,465
Allied World Assurance Co. Holdings AG	33,336	1,267,435
American Equity Investment Life Holding Co.	133,753	3,290,324
American Financial Group, Inc./Ohio	20,860	1,242,422
American National Insurance Co.	2,607	297,719
Aon plc	23,276	2,096,935
Arch Capital Group Ltd.*	44,480	2,554,931
Argo Group International Holdings Ltd.	101,000	5,162,110
Arthur J. Gallagher & Co.	3,453	160,910
Aspen Insurance Holdings Ltd.	22,362	1,015,682
Assurant, Inc.	24,346	1,595,880
Assured Guaranty Ltd.	61,586	1,508,857
Axis Capital Holdings Ltd.	36,704	1,625,253
Brown & Brown, Inc.	244,685	7,514,276
Cincinnati Financial Corp.	55,282	2,655,747
CNA Financial Corp.	8,723	352,584
Endurance Specialty Holdings Ltd.	105,738	5,455,023
Enstar Group Ltd.*	7,835	1,180,970
Everest Reinsurance Group Ltd.	15,739	2,525,952
Fidelity National Financial, Inc., Class A	93,924	3,076,950
Genworth Financial, Inc., Class A*	168,505	2,931,987
Greenlight Capital Reinsurance Ltd., Class A*	94,793	3,122,481
Hanover Insurance Group, Inc.	142,693	9,011,063
Hartford Financial Services Group, Inc.	153,353	5,491,571
HCC Insurance Holdings, Inc.	105,865	5,181,033
Infinity Property & Casualty Corp.	13,105	881,049
Lincoln National Corp.	89,765	4,617,512
Loews Corp.	109,772	4,831,066
Markel Corp.*	4,727	3,099,210
MBIA, Inc.*	47,543	524,875
Mercury General Corp.	9,357	440,153
Navigators Group, Inc.*	38,595	2,587,795
Old Republic International Corp.	89,810	1,485,457
PartnerReinsurance Ltd.	17,309	1,890,316
Principal Financial Group, Inc.	117,040	5,908,179
ProAssurance Corp.	20,029	889,288
Progressive Corp.	200,181	5,076,590
Protective Life Corp.	26,990	1,871,217
Reinsurance Group of America, Inc.	201,019	15,860,399
RenaissanceReinsurance Holdings Ltd.	13,762	1,472,534
StanCorp Financial Group, Inc.	15,026	961,664
Torchmark Corp.	29,679	2,431,304
Unum Group	421,997	14,668,616
Validus Holdings Ltd.	31,877	1,218,977
W. R. Berkley Corp.	33,629	1,557,359
White Mountains Insurance Group Ltd.	2,035	1,238,175

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Willis Group Holdings plc	266,120	$11,522,996
XL Group plc	388,143	12,703,920

		170,549,211

Real Estate Investment Trusts (REITs) (7.7%)
Alexandria Real Estate Equities, Inc. (REIT)	24,864	1,930,441
American Assets Trust, Inc. (REIT)	159,534	5,511,900
American Campus Communities, Inc. (REIT)	37,712	1,442,107
American Capital Agency Corp. (REIT)	124,728	2,919,882
American Homes 4 Rent (REIT), Class A	47,418	842,144
American Realty Capital Properties, Inc. (REIT)	314,102	3,935,698
Annaly Capital Management, Inc. (REIT)	330,614	3,778,918
Apartment Investment & Management Co. (REIT), Class A	22,230	717,362
AvalonBay Communities, Inc. (REIT)	44,376	6,309,823
BioMed Realty Trust, Inc. (REIT)	68,388	1,492,910
Blackstone Mortgage Trust, Inc. (REIT), Class A	225,800	6,548,200
Boston Properties, Inc. (REIT)	46,102	5,448,334
Brandywine Realty Trust (REIT)	53,593	836,051
Brixmor Property Group, Inc. (REIT)	16,678	382,760
Camden Property Trust (REIT)	29,382	2,090,529
CBL & Associates Properties, Inc. (REIT)	57,234	1,087,446
Chimera Investment Corp. (REIT)	394,112	1,257,217
Columbia Property Trust, Inc. (REIT)	36,757	956,050
CommonWealth REIT (REIT)	40,304	1,060,801
Corporate Office Properties Trust/Maryland (REIT)	29,869	830,657
Corrections Corp. of America (REIT)	134,495	4,418,161
DDR Corp. (REIT)	98,666	1,739,482
Digital Realty Trust, Inc. (REIT)	47,333	2,760,460
Douglas Emmett, Inc. (REIT)	48,080	1,356,818
Duke Realty Corp. (REIT)	113,747	2,065,645
Equity Lifestyle Properties, Inc. (REIT)	178,350	7,875,936
Essex Property Trust, Inc. (REIT)	21,402	3,957,444
Extra Space Storage, Inc. (REIT)	135,400	7,210,050
Federal Realty Investment Trust (REIT)	7,768	939,307
Gaming and Leisure Properties, Inc. (REIT)	24,043	816,741

General Growth Properties, Inc. (REIT)	192,698	$4,539,965
HCP, Inc. (REIT)	156,969	6,495,377
Health Care REIT, Inc. (REIT)	50,559	3,168,532
Healthcare Trust of America, Inc. (REIT), Class A	74,907	901,880
Home Properties, Inc. (REIT)	20,178	1,290,585
Hospitality Properties Trust (REIT)	52,018	1,581,347
Host Hotels & Resorts, Inc. (REIT)	257,405	5,665,484
iStar Financial, Inc. (REIT)*	304,159	4,556,302
Kilroy Realty Corp. (REIT)	29,062	1,809,981
Kimco Realty Corp. (REIT)	140,005	3,217,315
Liberty Property Trust (REIT)	50,684	1,922,444
Macerich Co. (REIT)	47,622	3,178,768
MFA Financial, Inc. (REIT)	145,333	1,193,184
Mid-America Apartment Communities, Inc. (REIT)	69,446	5,073,030
National Retail Properties, Inc. (REIT)	43,177	1,605,753
NorthStar Realty Finance Corp. (REIT)	99,658	1,732,056
Omega Healthcare Investors, Inc. (REIT)	30,093	1,109,228
Piedmont Office Realty Trust, Inc. (REIT), Class A	53,039	1,004,559
Plum Creek Timber Co., Inc. (REIT)	168,916	7,618,112
Post Properties, Inc. (REIT)	17,978	961,104
Prologis, Inc. (REIT)	171,452	7,044,963
Rayonier, Inc. (REIT)	38,098	1,354,384
Realty Income Corp. (REIT)	77,113	3,425,359
Regency Centers Corp. (REIT)	31,166	1,735,323
Retail Properties of America, Inc. (REIT), Class A	77,014	1,184,475
Senior Housing Properties Trust (REIT)	69,263	1,682,398
SL Green Realty Corp. (REIT)	68,839	7,531,675
Spirit Realty Capital, Inc. (REIT)	137,444	1,561,364
Tanger Factory Outlet Centers, Inc. (REIT)	12,648	442,301
Taubman Centers, Inc. (REIT)	1,581	119,856
Two Harbors Investment Corp. (REIT)	124,453	1,304,267
UDR, Inc. (REIT)	86,037	2,463,239
Ventas, Inc. (REIT)	52,737	3,380,442
Vornado Realty Trust (REIT)	49,078	5,238,095
Washington Prime Group, Inc. (REIT)*	52,795	989,378
Weingarten Realty Investors (REIT)	41,452	1,361,284
Weyerhaeuser Co. (REIT)	177,888	5,886,314
WP Carey, Inc. (REIT)	33,905	2,183,482

		190,032,879

Real Estate Management & Development (0.4%)
Forest City Enterprises, Inc., Class A*	299,727	5,955,575
Howard Hughes Corp.*	6,938	1,095,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Jones Lang LaSalle, Inc.	11,133	$1,407,100
Realogy Holdings Corp.*	28,051	1,057,803

		9,515,503

Thrifts & Mortgage Finance (0.5%)
EverBank Financial Corp.	183,734	3,704,077
Hudson City Bancorp, Inc.	175,820	1,728,311
Nationstar Mortgage Holdings, Inc.*	49,483	1,796,233
New York Community Bancorp, Inc.	153,377	2,450,964
People’s United Financial, Inc.	107,958	1,637,723
TFS Financial Corp.*	23,941	341,399

		11,658,707

Total Financials		531,506,253

Health Care (6.2%)
Biotechnology (0.0%)
Alkermes plc*	7,326	368,718
Alnylam Pharmaceuticals, Inc.*	3,413	215,599
Cubist Pharmaceuticals, Inc.*	1,393	97,259
Myriad Genetics, Inc.*	3,168	123,299

		804,875

Health Care Equipment & Supplies (1.5%)
Alere, Inc.*	28,292	1,058,687
Boston Scientific Corp.*	951,105	12,145,611
CareFusion Corp.*	122,912	5,451,147
Cooper Cos., Inc.	4,195	568,548
DENTSPLY International, Inc.	33,266	1,575,145
Hill-Rom Holdings, Inc.	18,450	765,860
Hologic, Inc.*	55,497	1,406,849
Intuitive Surgical, Inc.*	965	397,387
Orthofix International N.V.*	99,119	3,593,064
Sirona Dental Systems, Inc.*	7,391	609,462
St. Jude Medical, Inc.	34,569	2,393,903
Teleflex, Inc.	14,069	1,485,686
Zimmer Holdings, Inc.	52,779	5,481,627

		36,932,976

Health Care Providers & Services (3.0%)
Brookdale Senior Living, Inc.*	238,300	7,944,922
Cardinal Health, Inc.	106,152	7,277,781
Catamaran Corp.*	86,420	3,816,307
Cigna Corp.	84,184	7,742,403
Community Health Systems, Inc.*	38,987	1,768,840
DaVita HealthCare Partners, Inc.*	39,522	2,858,231
HCA Holdings, Inc.*	100,233	5,651,137
Health Net, Inc.*	27,300	1,134,042
Humana, Inc.	52,645	6,723,819
Laboratory Corp. of America Holdings*	17,419	1,783,706
LifePoint Hospitals, Inc.*	80,613	5,006,067
MEDNAX, Inc.*	11,823	687,507
Omnicare, Inc.	33,667	2,241,212
Patterson Cos., Inc.	26,565	1,049,583
Quest Diagnostics, Inc.	78,321	4,596,660
Universal American Corp.	219,555	1,828,893

Universal Health Services, Inc., Class B	23,614	$2,261,277
VCA, Inc.*	30,113	1,056,665
WellCare Health Plans, Inc.*	96,000	7,167,360

		72,596,412

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	38,602	619,562

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	96,939	5,568,176
Bio-Rad Laboratories, Inc., Class A*	6,915	827,795
Charles River Laboratories International, Inc.*	8,804	471,190
Covance, Inc.*	1,873	160,291
PerkinElmer, Inc.	31,396	1,470,589
QIAGEN N.V.*	79,324	1,939,472
Quintiles Transnational Holdings, Inc.*	10,111	538,815
Techne Corp.	6,535	604,945

		11,581,273

Pharmaceuticals (1.2%)
Almirall S.A.*	613,943	9,961,965
Hospira, Inc.*	57,052	2,930,761
Mallinckrodt plc*	10,669	853,733
Ono Pharmaceutical Co., Ltd.	81,600	7,184,956
Perrigo Co. plc	35,227	5,134,688
UCB S.A.	41,225	3,490,266

		29,556,369

Total Health Care		152,091,467

Industrials (8.0%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.	10,852	1,453,300
Curtiss-Wright Corp.	81,100	5,316,916
Esterline Technologies Corp.*	77,400	8,910,288
Exelis, Inc.	64,888	1,101,798
Huntington Ingalls Industries, Inc.	2,498	236,286
L-3 Communications Holdings, Inc.	29,247	3,531,575
Moog, Inc., Class A*	118,900	8,666,621
Orbital Sciences Corp.*	158,600	4,686,630
Rockwell Collins, Inc.	5,427	424,066
Spirit AeroSystems Holdings, Inc., Class A*	2,522	84,992
Teledyne Technologies, Inc.*	21,700	2,108,589
Textron, Inc.	94,521	3,619,209
Triumph Group, Inc.	13,710	957,232

		41,097,502

Air Freight & Logistics (0.3%)
Hub Group, Inc., Class A*	154,883	7,806,103

Airlines (0.1%)
Alaska Air Group, Inc.	1,977	187,914
Copa Holdings S.A., Class A	2,467	351,720
Southwest Airlines Co.	26,066	700,133

		1,239,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (0.1%)
A.O. Smith Corp.	14,122	$700,169
Fortune Brands Home & Security, Inc.	32,775	1,308,706
Owens Corning, Inc.	40,353	1,560,854

		3,569,729

Commercial Services & Supplies (0.6%)
ADT Corp.	59,404	2,075,576
Brink’s Co.	66,456	1,875,388
Cintas Corp.	6,409	407,228
Clean Harbors, Inc.*	5,572	358,001
Covanta Holding Corp.	22,369	461,025
Iron Mountain, Inc.	6,420	227,589
KAR Auction Services, Inc.	28,844	919,258
Pitney Bowes, Inc.	37,413	1,033,347
R.R. Donnelley & Sons Co.	61,347	1,040,445
Republic Services, Inc.	90,183	3,424,249
Tyco International Ltd.	16,792	765,715
Waste Connections, Inc.	16,733	812,387

		13,400,208

Construction & Engineering (0.4%)
AECOM Technology Corp.*	34,216	1,101,755
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	18,000	1,227,600
Fluor Corp.	21,028	1,617,053
Jacobs Engineering Group, Inc.*	44,915	2,393,071
KBR, Inc.	50,111	1,195,147
Quanta Services, Inc.*	54,956	1,900,379
URS Corp.	23,573	1,080,822

		10,515,827

Electrical Equipment (0.8%)
Babcock & Wilcox Co.	37,272	1,209,849
Hubbell, Inc., Class B	91,154	11,225,615
Regal-Beloit Corp.	15,431	1,212,260
Sensata Technologies Holding N.V.*	124,100	5,805,398

		19,453,122

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	21,634	1,873,937
Roper Industries, Inc.	18,443	2,692,862

		4,566,799

Machinery (2.4%)
AGCO Corp.	31,863	1,791,338
Barnes Group, Inc.	237,842	9,166,431
Crane Co.	10,319	767,321
Donaldson Co., Inc.	3,893	164,752
Dover Corp.	82,762	7,527,204
IDEX Corp.	2,224	179,566
Ingersoll-Rand plc	84,108	5,257,591
ITT Corp.	23,808	1,145,165
Joy Global, Inc.	33,969	2,091,811
Kennametal, Inc.	97,674	4,520,353
Lincoln Electric Holdings, Inc.	17,804	1,244,144
Navistar International Corp.*	15,596	584,538
Oshkosh Corp.	28,888	1,604,151
PACCAR, Inc.	10,000	628,300
Parker Hannifin Corp.	34,584	4,348,246

Pentair plc	61,834	$4,459,468
Snap-on, Inc.	16,935	2,007,136
SPX Corp.	15,040	1,627,478
Stanley Black & Decker, Inc.	47,503	4,171,713
Terex Corp.	37,403	1,537,263
Timken Co.	25,700	1,743,488
Trinity Industries, Inc.	12,453	544,445
Valmont Industries, Inc.	8,519	1,294,462
Xylem, Inc.	17,366	678,663

		59,085,027

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,169	900,224
Equifax, Inc.	19,073	1,383,555
Manpowergroup, Inc.	27,024	2,292,986
Nielsen N.V.	24,250	1,173,943
Towers Watson & Co., Class A	22,138	2,307,444

		8,058,152

Road & Rail (0.2%)
Amerco, Inc.	1,037	301,518
Con-way, Inc.	19,424	979,164
Genesee & Wyoming, Inc., Class A*	9,688	1,017,240
Kansas City Southern	8,472	910,825
Ryder System, Inc.	18,073	1,592,050

		4,800,797

Trading Companies & Distributors (0.9%)
Air Lease Corp.	32,586	1,257,168
Aircastle Ltd.	61,025	1,084,414
GATX Corp.	15,716	1,052,029
MRC Global, Inc.*	18,308	517,933
NOW, Inc.*	33,350	1,207,603
Rexel S.A.	230,257	5,385,169
WESCO International, Inc.*	130,362	11,260,670

		21,764,986

Total Industrials		195,358,019

Information Technology (8.1%)
Communications Equipment (0.7%)
Brocade Communications Systems, Inc.	148,084	1,362,373
EchoStar Corp., Class A*	11,022	583,504
Harris Corp.	28,832	2,184,024
JDS Uniphase Corp.*	78,889	983,746
Juniper Networks, Inc.*	341,633	8,383,674
Motorola Solutions, Inc.	58,904	3,921,239

		17,418,560

Electronic Equipment, Instruments & Components (1.0%)
Arrow Electronics, Inc.*	226,964	13,710,895
Avnet, Inc.	37,733	1,671,949
AVX Corp.	17,225	228,748
Dolby Laboratories, Inc., Class A*	16,004	691,373
FLIR Systems, Inc.	14,393	499,869
Gerber Scientific, Inc. (Escrow Shares)(b)*†	1,953	—
Ingram Micro, Inc., Class A*	52,791	1,542,025
Jabil Circuit, Inc.	69,464	1,451,798

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Knowles Corp.*	61,396	$1,887,313
Tech Data Corp.*	12,870	804,632
Vishay Intertechnology, Inc.	45,489	704,625

		23,193,227

Internet Software & Services (0.1%)
AOL, Inc.*	27,021	1,075,165
IAC/InterActiveCorp.	14,990	1,037,758

		2,112,923

IT Services (1.4%)
Amdocs Ltd.	54,371	2,519,008
Booz Allen Hamilton Holding Corp.	146,181	3,104,884
Broadridge Financial Solutions, Inc.	56,734	2,362,404
Computer Sciences Corp.	46,099	2,913,457
CoreLogic, Inc.*	30,570	928,105
DST Systems, Inc.	2,011	185,354
Fidelity National Information Services, Inc.	85,634	4,687,605
Genpact Ltd.*	47,672	835,690
Leidos Holdings, Inc.	21,915	840,221
Paychex, Inc.	11,687	485,712
Teradata Corp.*	154,948	6,228,910
Total System Services, Inc.	13,039	409,555
Vantiv, Inc., Class A*	114,540	3,850,835
Xerox Corp.	396,940	4,937,934

		34,289,674

Semiconductors & Semiconductor Equipment (2.9%)
Altera Corp.	66,768	2,320,856
Analog Devices, Inc.	58,101	3,141,521
Applied Materials, Inc.	137,819	3,107,818
Avago Technologies Ltd.	98,000	7,062,860
Broadcom Corp., Class A	181,661	6,743,256
Cree, Inc.*	18,668	932,467
First Solar, Inc.*	24,918	1,770,673
Freescale Semiconductor Ltd.*	2,597	61,029
KLA-Tencor Corp.	4,983	361,965
Lam Research Corp.	40,811	2,758,007
Linear Technology Corp.	33,822	1,592,002
Marvell Technology Group Ltd.	137,729	1,973,657
Maxim Integrated Products, Inc.	220,849	7,466,905
Microsemi Corp.*	296,600	7,937,016
NVIDIA Corp.	158,766	2,943,522
NXP Semiconductor N.V.*	177,000	11,713,860
ON Semiconductor Corp.*	73,347	670,392
Skyworks Solutions, Inc.	121,200	5,691,552
SunEdison, Inc.*	61,960	1,400,296
SunPower Corp.*	14,087	577,285
Teradyne, Inc.	59,307	1,162,417

		71,389,356

Software (1.3%)
Activision Blizzard, Inc.	57,585	1,284,146
ANSYS, Inc.*	24,045	1,823,092
Autodesk, Inc.*	16,385	923,786
CA, Inc.	108,873	3,129,010
Check Point Software Technologies Ltd.*	69,300	4,645,179
Citrix Systems, Inc.*	5,236	327,512
Electronic Arts, Inc.*	25,003	896,858

FireEye, Inc.*	5,695	$230,932
Informatica Corp.*	3,780	134,757
MICROS Systems, Inc.*	6,599	448,072
Nuance Communications, Inc.*	89,604	1,681,867
Rovi Corp.*	32,491	778,484
Symantec Corp.	234,902	5,379,256
Synopsys, Inc.*	52,360	2,032,615
Verint Systems, Inc.*	161,700	7,931,385
Zynga, Inc., Class A*	247,248	793,666

		32,440,617

Technology Hardware, Storage & Peripherals (0.7%)
Lexmark International, Inc., Class A	21,345	1,027,975
NCR Corp.*	51,585	1,810,118
NetApp, Inc.	72,105	2,633,275
SanDisk Corp.	40,440	4,223,149
Stratasys Ltd.*	7,349	835,067
Western Digital Corp.	75,730	6,989,879

		17,519,463

Total Information Technology		198,363,820

Materials (4.6%)
Chemicals (2.2%)
Albemarle Corp.	16,016	1,145,144
Ashland, Inc.	26,709	2,904,337
Cabot Corp.	148,045	8,585,129
Celanese Corp.	159,823	10,273,422
CF Industries Holdings, Inc.	17,779	4,276,383
Cytec Industries, Inc.	10,829	1,141,593
Eastman Chemical Co.	4,777	417,271
Huntsman Corp.	20,492	575,825
Methanex Corp.	214,400	13,245,632
Mosaic Co.	113,299	5,602,636
Rayonier Advanced Materials, Inc.*	12,699	492,094
Rockwood Holdings, Inc.	23,022	1,749,442
RPM International, Inc.	3,102	143,250
Sigma-Aldrich Corp.	21,539	2,185,778
W.R. Grace & Co.*	3,659	345,885
Westlake Chemical Corp.	2,072	173,551

		53,257,372

Construction Materials (0.1%)
Vulcan Materials Co.	44,442	2,833,178

Containers & Packaging (0.8%)
AptarGroup, Inc.	16,837	1,128,247
Avery Dennison Corp.	21,418	1,097,673
Bemis Co., Inc.	34,206	1,390,816
Greif, Inc., Class A	10,740	585,974
MeadWestvaco Corp.	57,122	2,528,220
Owens-Illinois, Inc.*	151,533	5,249,103
Packaging Corp. of America	43,200	3,088,368
Rock-Tenn Co., Class A	24,518	2,588,856
Sonoco Products Co.	34,822	1,529,730

		19,186,987

Metals & Mining (1.0%)
Alcoa, Inc.	397,625	5,920,636
Allegheny Technologies, Inc.	37,035	1,670,279
Carpenter Technology Corp.	17,031	1,077,211
Cliffs Natural Resources, Inc.	52,567	791,133
Newmont Mining Corp.	169,464	4,311,164

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Nucor Corp.	108,153	$5,326,535
Reliance Steel & Aluminum Co.	26,469	1,951,030
Royal Gold, Inc.	22,007	1,675,173
Steel Dynamics, Inc.	75,966	1,363,590
Tahoe Resources, Inc.*	24,032	629,638
United States Steel Corp.	48,961	1,274,945

		25,991,334

Paper & Forest Products (0.5%)
Domtar Corp.	21,861	936,744
International Paper Co.	124,306	6,273,724
Louisiana-Pacific Corp.*	344,400	5,172,888

		12,383,356

Total Materials		113,652,227

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	343,068	2,003,517
Level 3 Communications, Inc.*	3,647	160,140
Windstream Holdings, Inc.	15,357	152,955

		2,316,612

Wireless Telecommunication Services (0.0%)
Telephone & Data Systems, Inc.	29,529	771,002
U.S. Cellular Corp.*	4,397	179,398

		950,400

Total Telecommunication Services		3,267,012

Utilities (6.6%)
Electric Utilities (2.7%)
Cleco Corp.	12,569	740,943
Edison International	110,020	6,393,262
Entergy Corp.	61,048	5,011,430
FirstEnergy Corp.	143,258	4,973,918
Great Plains Energy, Inc.	220,244	5,917,956
Hawaiian Electric Industries, Inc.	35,078	888,175
ITC Holdings Corp.	62,324	2,273,579
Northeast Utilities	108,192	5,114,236
OGE Energy Corp.	67,553	2,639,971
Pepco Holdings, Inc.	85,793	2,357,592
Pinnacle West Capital Corp.	37,668	2,178,717
Portland General Electric Co.	204,800	7,100,416
PPL Corp.	215,979	7,673,734
Westar Energy, Inc.	177,794	6,789,953
Xcel Energy, Inc.	170,566	5,497,342

		65,551,224

Gas Utilities (0.9%)
AGL Resources, Inc.	41,378	2,277,031
Atmos Energy Corp.	34,029	1,817,148
National Fuel Gas Co.	28,439	2,226,774
Questar Corp.	56,922	1,411,666
UGI Corp.	285,078	14,396,439

		22,129,058

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	245,351	3,815,208
Calpine Corp.*	122,047	2,905,939
NRG Energy, Inc.	114,433	4,256,908

		10,978,055

Multi-Utilities (2.4%)
Alliant Energy Corp.	84,021	5,113,518
Ameren Corp.	82,256	3,362,625

CenterPoint Energy, Inc.	145,956	$3,727,716
CMS Energy Corp.	91,872	2,861,813
Consolidated Edison, Inc.	99,691	5,756,158
DTE Energy Co.	59,826	4,658,651
Integrys Energy Group, Inc.	26,997	1,920,297
MDU Resources Group, Inc.	65,418	2,296,172
NiSource, Inc.	106,468	4,188,451
Public Service Enterprise Group, Inc.	171,774	7,006,661
SCANA Corp.	48,286	2,598,270
Sempra Energy	83,260	8,718,155
TECO Energy, Inc.	74,976	1,385,556
Vectren Corp.	27,933	1,187,152
Wisconsin Energy Corp.	76,679	3,597,779

		58,378,974

Water Utilities (0.2%)
American Water Works Co., Inc.	60,987	3,015,807
Aqua America, Inc.	58,983	1,546,535

		4,562,342

Total Utilities		161,599,653

Total Common Stocks (71.2%) (Cost $1,283,789,301)		1,748,349,567

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.4%)
iShares® Core S&P Mid-Cap ETF	3,855	551,573
iShares® Morningstar Mid-Cap ETF	6,466	912,935
iShares® Morningstar Mid-Cap Growth ETF	3,530	529,288
iShares® Morningstar Mid-Cap Value ETF‡	242,737	30,181,919
iShares® Russell Mid-Cap ETF	2,905	472,237
iShares® Russell Mid-Cap Growth ETF ..	5,854	524,284
iShares® Russell Mid-Cap Value ETF	1,015,875	73,762,684
iShares® S&P Mid-Cap 400 Growth ETF	3,400	534,072
iShares® S&P Mid-Cap 400 Value ETF ..	475,921	60,403,893
SPDR® S&P 400 MidCap Value ETF	23,094	1,994,629
Vanguard Mid-Cap Value Index Fund	706,000	61,379,640

Total Investment Companies (9.4%) (Cost $124,461,631)		231,247,154

Total Investments (80.6%) (Cost $1,408,250,932)		1,979,596,721
Other Assets Less Liabilities (19.4%)		474,968,508

Net Assets (100%)		$2,454,565,229

*	Non-income producing.
†	Securities (totaling $9,047 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Mid-Cap Value ETF	$26,288,697	$1,534,184	$—	$30,181,919	$239,662	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	922	September-14	$107,263,795	$109,745,660	$2,481,865
S&P 500 E-Mini Index	1,168	September-14	113,490,236	114,020,160	529,924
S&P MidCap 400 E-Mini Index	1,592	September-14	223,625,553	227,544,560	3,919,007

					$6,930,796

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$183,999,482	$5,461,154	$—	$189,460,636
Consumer Staples	70,642,765	10,314,763	—	80,957,528
Energy	122,083,905	—	9,047	122,092,952
Financials	531,506,253	—	—	531,506,253
Health Care	131,454,280	20,637,187	—	152,091,467
Industrials	189,972,850	5,385,169	—	195,358,019
Information Technology	198,363,820	—	—	198,363,820
Materials	113,652,227	—	—	113,652,227
Telecommunication Services	3,267,012	—	—	3,267,012
Utilities	161,599,653	—	—	161,599,653
Futures	6,930,796	—	—	6,930,796
Investment Companies
Exchange Traded Funds (ETFs)	231,247,154	—	—	231,247,154

Total Assets	$1,944,720,197	$41,798,273	$9,047	$1,986,527,517

Total Liabilities	$—	$—	$—	$—

Total	$1,944,720,197	$41,798,273	$9,047	$1,986,527,517

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	6,930,796	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$6,930,796

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(3,122)	—	(3,122)
Credit contracts	—	—	—	—	—
Equity contracts	—	34,733,305	—	—	34,733,305
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$34,733,305	$(3,122)	$—	$34,730,183

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(2,646)	—	(2,646)
Credit contracts	—	—	—	—	—
Equity contracts	—	(8,419,534)	—	—	(8,419,534)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$ —	$(8,419,534)	$(2,646)	$—	$(8,422,180)

^ The Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held futures contracts with an average notional value of approximately $442,137,000 during the six months ended June 30, 2014.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $523,000 for one month during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$6,930,796	(c)	$—	$—	$6,930,796

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$361,345,407
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$452,370,225

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$569,891,309
Aggregate gross unrealized depreciation	(19,473,521)

Net unrealized appreciation	$550,417,788

Federal income tax cost of investments	$1,429,178,933

For the six months ended June 30, 2014, the Portfolio incurred approximately $999 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $460,683,650 of which $103,512,566 expires in the year 2016, $289,603,227 expires in the year 2017 and $67,567,857 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $20,179,781)	$30,181,919
Unaffiliated Issuers (Cost $1,388,071,151)	1,949,414,802
Cash	548,750,134
Cash held as collateral at broker	21,350,000
Receivable for securities sold	189,158,586
Dividends, interest and other receivables	3,034,379
Due from broker for futures variation margin	1,855,602
Receivable from Separate Accounts for Trust shares sold	73,262
Other assets	26,369

Total assets	2,743,845,053

LIABILITIES
Foreign currency overdraft payable	2,554
Payable for securities purchased	285,625,537
Payable to Separate Accounts for Trust shares redeemed	1,558,423
Investment management fees payable	1,083,467
Distribution fees payable – Class IB	444,469
Administrative fees payable	287,911
Distribution fees payable – Class IA	52,193
Trustees’ fees payable	7,064
Accrued expenses	218,206

Total liabilities	289,279,824

NET ASSETS	$2,454,565,229

Net assets were comprised of:
Paid in capital	$2,197,888,471
Accumulated undistributed net investment income (loss)	5,314,106
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(326,914,760)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	578,277,412

Net assets	$2,454,565,229

Class IA
Net asset value, offering and redemption price per share, $256,420,245 / 16,829,075 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.24

Class IB
Net asset value, offering and redemption price per share, $2,180,857,457 / 144,358,602 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.11

Class K
Net asset value, offering and redemption price per share, $17,287,527 / 1,133,208 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.26

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($239,662 of dividend income received from affiliates) (net of $127,106 foreign withholding tax)	$17,371,668
Interest	216,567

Total income	17,588,235

EXPENSES
Investment management fees	6,369,000
Distribution fees – Class IB	2,612,691
Administrative fees	1,608,993
Distribution fees – Class IA	304,046
Printing and mailing expenses	120,113
Custodian fees	76,120
Professional fees	49,666
Trustees’ fees	32,015
Miscellaneous	25,076

Total expenses	11,197,720

NET INVESTMENT INCOME (LOSS)	6,390,515

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	134,308,907
Futures	34,733,305
Foreign currency transactions	2,754

Net realized gain (loss)	169,044,966

Change in unrealized appreciation (depreciation) on:
Investments ($2,359,038 of change in unrealized appreciation (depreciation) from affiliates)	38,000,771
Futures	(8,419,534)
Foreign currency translations	(444)

Net change in unrealized appreciation (depreciation)	29,580,793

NET REALIZED AND UNREALIZED GAIN (LOSS)	198,625,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$205,016,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,390,515	$10,080,422
Net realized gain (loss) on investments, futures and foreign currency transactions	169,044,966	275,280,472
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	29,580,793	281,458,836

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	205,016,274	566,819,730

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,149,098)
Class IB	—	(9,969,307)
Class K	—	(109,247)

TOTAL DIVIDENDS	—	(11,227,652)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 422,352 and 485,943 shares, respectively ]	6,060,655	5,928,264
Capital shares issued in reinvestment of dividends [ 0 and 84,096 shares, respectively ]	—	1,149,098
Capital shares repurchased [ (978,676) and (2,678,508) shares, respectively ]	(14,041,226)	(33,311,353)

Total Class IA transactions	(7,980,571)	(26,233,991)

Class IB
Capital shares sold [ 2,496,161 and 5,102,420 shares, respectively ]	35,738,004	61,020,075
Capital shares sold in-kind (Note 9)[ 0 and 31,638,148 shares, respectively ]	—	403,124,369
Capital shares issued in reinvestment of dividends [ 0 and 735,851 shares, respectively ]	—	9,969,307
Capital shares repurchased [ (11,036,411) and (25,231,807) shares, respectively ]	(156,666,445)	(315,090,514)

Total Class IB transactions	(120,928,441)	159,023,237

Class K
Capital shares sold [ 144,039 and 314,837 shares, respectively ]	2,098,235	3,827,743
Capital shares sold in-kind (Note 9)[ 0 and 13 shares, respectively ]	—	163
Capital shares issued in reinvestment of dividends [ 0 and 7,996 shares, respectively ]	—	109,247
Capital shares repurchased [ (125,154) and (291,635) shares, respectively ]	(1,803,067)	(3,567,974)

Total Class K transactions	295,168	369,179

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(128,613,844)	133,158,425

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,402,430	688,750,503
NET ASSETS:
Beginning of period	2,378,162,799	1,689,412,296

End of period (a)	$2,454,565,229	$2,378,162,799

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,314,106	$(1,076,409)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.98	$10.56	$9.01	$10.03	$8.29	$6.18

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.06 (e)	0.08 (e)	0.11 (e)	0.11 (e)	0.15 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.22	3.43	1.60	(1.02)	1.75	2.06

Total from investment operations	1.26	3.49	1.68	(0.91)	1.86	2.21

Less distributions:
Dividends from net investment income	—	(0.07)	(0.13)	(0.11)	(0.12)	(0.10)

Net asset value, end of period	$15.24	$13.98	$10.56	$9.01	$10.03	$8.29

Total return (b)	9.01%	33.02%	18.61%	(9.04)%	22.45%	35.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$256,420	$243,066	$205,787	$199,783	$281,098	$272,556
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.97%	0.99%	0.72%	0.74%	0.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.95%	0.97%	0.99%	0.72%	0.73%	0.47%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.95%	0.97%	0.99%	0.73%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.54%	0.47%	0.83%	1.11%	1.24%	1.71%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.54%	0.47%	0.83%	1.11%	1.24%	1.98%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.54%	0.47%	0.83%	1.11%	1.24%	1.70%
Portfolio turnover rate (z)	19%	38%	27%	29%	35%	155%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011		2010	2009
Net asset value, beginning of period	$13.86	$10.47	$8.93	$9.96		$8.21	$6.10

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.06 (e)	0.08 (e)	0.09	(e)	0.09 (e)	0.11	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.21	3.40	1.59	(1.03)		1.75	2.08

Total from investment operations	1.25	3.46	1.67	(0.94)		1.84	2.19

Less distributions:
Dividends from net investment income	—	(0.07)	(0.13)	(0.09)		(0.09)	(0.08)

Net asset value, end of period	$15.11	$13.86	$10.47	$8.93		$9.96	$8.21

Total return (b)	9.02%	33.01%	18.65%	(9.44)%		22.47%	35.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,180,857	$2,119,517	$1,472,191	$1,396,220		$1,752,837	$1,662,787
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.97%	0.99%	0.97	%(c)	0.99%	0.98	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	0.95%	0.97%	0.99%	0.97	%(c)	0.98%	0.84%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.95%	0.97%	0.99%	0.98%		0.99%	0.99	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.54%	0.49%	0.84%	0.88%		1.01%	1.51%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.54%	0.49%	0.84%	0.88%		1.01%	1.67%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.54%	0.49%	0.84%	0.87%		1.01%	1.51%
Portfolio turnover rate (z)	19%	38%	27%	29%		35%	155%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		December 1, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$13.98	$10.56	$9.01	$9.04

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.09 (e)	0.11 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.22	3.43	1.59	0.05

Total from investment operations	1.28	3.52	1.70	0.08

Less distributions:
Dividends from net investment income	—	(0.10)	(0.15)	(0.11)

Net asset value, end of period	$15.26	$13.98	$10.56	$9.01

Total return (b)	9.16%	33.35%	18.91%	0.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,288	$15,579	$11,434	$9,859
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.72%	0.74%	0.67%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.70%	0.72%	0.74%	0.67%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.70%	0.72%	0.74%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.73%	1.10%	3.43%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.73%	1.10%	3.44%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.73%	1.10%	3.43%
Portfolio turnover rate (z)	19%	38%	27%	29%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA SMARTBETA EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Consumer Staples	17.2%
Health Care	15.2
Industrials	13.8
Financials	13.6
Consumer Discretionary	11.5
Information Technology	8.5
Utilities	6.1
Energy	5.9
Materials	5.1
Telecommunication Services	2.4
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,062.60	$6.39
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,063.60	5.12
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.8%)
BorgWarner, Inc.	200	$13,038
Bridgestone Corp.	400	13,998
Continental AG	60	13,897
Delphi Automotive plc	300	20,622
Denso Corp.	300	14,318
GKN plc	1,000	6,214
Magna International, Inc.	100	10,764

		92,851

Automobiles (1.0%)
Bayerische Motoren Werke (BMW) AG	200	25,365
Daimler AG (Registered)	300	28,098
Ford Motor Co.	1,900	32,756
Fuji Heavy Industries Ltd.	400	11,075
Harley-Davidson, Inc.	200	13,970
Isuzu Motors Ltd.	1,000	6,614
Suzuki Motor Corp.	200	6,264

		124,142

Distributors (0.2%)
Genuine Parts Co.	300	26,340

Hotels, Restaurants & Leisure (2.5%)
Compass Group plc	2,400	41,772
Crown Resorts Ltd.	200	2,852
McDonald’s Corp.	900	90,666
Oriental Land Co., Ltd.	100	17,131
Sands China Ltd.	1,600	12,087
Sodexo S.A.	200	21,512
Starbucks Corp.	500	38,690
Tatts Group Ltd.	2,600	8,017
Tim Hortons, Inc.	200	10,940
Whitbread plc	200	15,091
Yum! Brands, Inc.	500	40,600

		299,358

Household Durables (0.1%)
Sekisui House Ltd.	1,000	13,711

Leisure Products (0.2%)
Mattel, Inc.	400	15,588
Shimano, Inc.	100	11,095

		26,683

Media (1.8%)
British Sky Broadcasting Group plc	1,200	18,565
DIRECTV*	300	25,503
DISH Network Corp., Class A*	200	13,016
Omnicom Group, Inc.	200	14,244
Publicis Groupe S.A.	200	16,963
SES S.A. (FDR)	500	18,965
Shaw Communications, Inc., Class B	600	15,384
Time Warner, Inc.	300	21,075
Time, Inc.*	50	1,211
Viacom, Inc., Class B	300	26,019
Walt Disney Co.	300	25,722

WPP plc	800	$17,443

		214,110

Multiline Retail (0.5%)
Dollar General Corp.*	200	11,472
Dollar Tree, Inc.*	200	10,892
Macy’s, Inc.	200	11,604
Next plc	200	22,163

		56,131

Specialty Retail (2.8%)
AutoZone, Inc.*	100	53,624
Bed Bath & Beyond, Inc.*	200	11,476
Hennes & Mauritz AB, Class B	1,000	43,702
Home Depot, Inc.	900	72,864
Inditex S.A.	270	41,555
L Brands, Inc.	200	11,732
Nitori Holdings Co., Ltd.	100	5,469
O’Reilly Automotive, Inc.*	100	15,060
Ross Stores, Inc.	300	19,839
TJX Cos., Inc.	1,100	58,465
USS Co., Ltd.	500	8,534

		342,320

Textiles, Apparel & Luxury Goods (1.6%)
Burberry Group plc	400	10,152
Cie Financiere Richemont S.A. (Registered)	400	41,971
Luxottica Group S.p.A.	300	17,364
LVMH Moet Hennessy Louis Vuitton S.A.	160	30,848
Michael Kors Holdings Ltd.*	200	17,730
NIKE, Inc., Class B	500	38,775
Swatch Group AG	20	12,077
VF Corp.	400	25,200

		194,117

Total Consumer Discretionary		1,389,763

Consumer Staples (17.2%)
Beverages (4.3%)
Anheuser-Busch InBev N.V.	600	68,931
Asahi Group Holdings Ltd.	600	18,834
Brown-Forman Corp., Class B	200	18,834
Coca-Cola Amatil Ltd.	500	4,460
Coca-Cola Co.	2,400	101,664
Coca-Cola HBC AG (CDI)*	400	9,187
Diageo plc	1,800	57,482
Dr. Pepper Snapple Group, Inc.	200	11,716
Heineken N.V.	400	28,717
Kirin Holdings Co., Ltd.	1,000	14,442
Molson Coors Brewing Co., Class B	200	14,832
PepsiCo, Inc.	1,100	98,274
Pernod-Ricard S.A.	100	12,009
SABMiller plc	1,000	57,982

		517,364

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	600	69,096
CVS Caremark Corp.	200	15,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kroger Co.	400	$19,772
Lawson, Inc.	100	7,502
Seven & I Holdings Co., Ltd.	700	29,491
Sysco Corp.	900	33,705
Tesco plc	3,000	14,592
Wal-Mart Stores, Inc.	1,100	82,577
Wesfarmers Ltd.	197	7,772
Woolworths Ltd.	900	29,890

		309,471

Food Products (4.2%)
Associated British Foods plc	600	31,308
Campbell Soup Co.	300	13,743
ConAgra Foods, Inc.	600	17,808
General Mills, Inc.	1,000	52,540
Hershey Co.	300	29,211
Kellogg Co.	500	32,850
Kerry Group plc, Class A	300	22,532
McCormick & Co., Inc. (Non-Voting)	200	14,318
Mead Johnson Nutrition Co.	200	18,634
Mondelez International, Inc., Class A	1,900	71,459
Nestle S.A.	1,200	92,964
Unilever N.V. (CVA)	1,200	52,507
Unilever plc	1,200	54,443

		504,317

Household Products (3.2%)
Church & Dwight Co., Inc.	200	13,990
Clorox Co.	200	18,280
Colgate-Palmolive Co.	1,100	74,998
Henkel AG & Co. KGaA (Preference)	400	46,244
Kimberly-Clark Corp.	600	66,732
Procter & Gamble Co.	1,300	102,167
Reckitt Benckiser Group plc	600	52,369
Unicharm Corp.	200	11,918

		386,698

Personal Products (0.7%)
Beiersdorf AG	100	9,677
Estee Lauder Cos., Inc., Class A	200	14,852
Kao Corp.	600	23,614
L’Oreal S.A.	240	41,358

		89,501

Tobacco (2.2%)
Altria Group, Inc.	1,600	67,104
British American Tobacco plc	1,000	59,522
Japan Tobacco, Inc.	400	14,582
Lorillard, Inc.	300	18,291
Philip Morris International, Inc.	900	75,879
Reynolds American, Inc.	600	36,210

		271,588

Total Consumer Staples		2,078,939

Energy (5.9%)
Energy Equipment & Services (0.6%)
FMC Technologies, Inc.*	200	12,214
Halliburton Co.	500	35,505

Schlumberger Ltd.	100	$11,795
Technip S.A.	100	10,939

		70,453

Oil, Gas & Consumable Fuels (5.3%)
Cenovus Energy, Inc.	500	16,208
Chevron Corp.	600	78,330
ConocoPhillips Co.	500	42,865
Eni S.p.A.	2,100	57,453
Exxon Mobil Corp.	1,200	120,816
Imperial Oil Ltd.	400	21,079
Royal Dutch Shell plc, Class A	2,075	85,921
Spectra Energy Corp.	1,000	42,480
Statoil ASA	900	27,643
Total S.A.	1,200	86,726
TransCanada Corp.	1,000	47,730
Woodside Petroleum Ltd.	200	7,745

		634,996

Total Energy		705,449

Financials (13.6%)
Banks (5.8%)
Australia & New Zealand Banking Group Ltd.	700	22,007
Bank of Montreal	800	58,914
Bank of Nova Scotia	1,200	80,004
Bank of Yokohama Ltd.	2,000	11,510
Canadian Imperial Bank of Commerce	500	45,499
Chiba Bank Ltd.	1,000	7,058
Commonwealth Bank of Australia	400	30,506
DBS Group Holdings Ltd.	1,000	13,433
Hang Seng Bank Ltd.	1,100	17,968
M&T Bank Corp.	100	12,405
Mitsubishi UFJ Financial Group, Inc.	2,000	12,260
Mizuho Financial Group, Inc.	7,200	14,783
National Bank of Canada	600	25,450
Oversea-Chinese Banking Corp., Ltd.	1,000	7,659
Resona Holdings, Inc.	500	2,912
Royal Bank of Canada	1,100	78,635
Shizuoka Bank Ltd.	1,000	10,809
Skandinaviska Enskilda Banken AB, Class A	2,000	26,730
Sumitomo Mitsui Financial Group, Inc.	300	12,568
Toronto-Dominion Bank	1,700	87,513
U.S. Bancorp/Minnesota	1,300	56,316
United Overseas Bank Ltd.	1,000	18,061
Wells Fargo & Co.	1,000	52,560

		705,560

Capital Markets (0.6%)
Franklin Resources, Inc.	400	23,136
T. Rowe Price Group, Inc.	200	16,882
UBS AG (Registered)*	1,600	29,355

		69,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Finance (0.6%)
American Express Co.	500	$47,435
Discover Financial Services	400	24,792

		72,227

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	700	88,592
Hong Kong Exchanges and Clearing Ltd.	800	14,915
McGraw Hill Financial, Inc.	200	16,606
Moody’s Corp.	200	17,532
Singapore Exchange Ltd.	1,000	5,574

		143,219

Insurance (3.9%)
Aflac, Inc.	400	24,900
AIA Group Ltd.	4,200	21,107
Allstate Corp.	300	17,616
Aon plc	400	36,036
Arch Capital Group Ltd.*	200	11,488
Chubb Corp.	400	36,868
Cincinnati Financial Corp.	200	9,608
Insurance Australia Group Ltd.	2,800	15,419
Intact Financial Corp.	200	13,791
Legal & General Group plc	4,000	15,430
Marsh & McLennan Cos., Inc.	900	46,638
Muenchener Rueckversicherungs AG (Registered)	240	53,206
Progressive Corp.	900	22,824
Prudential plc	1,200	27,540
Sampo Oyj, Class A	900	45,536
SCOR SE	400	13,759
Swiss Reinsurance AG*	200	17,795
T&D Holdings, Inc.	500	6,796
Tokio Marine Holdings, Inc.	300	9,867
Travelers Cos., Inc.	300	28,221

		474,445

Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	200	17,996
CFS Retail Property Trust Group (REIT)	4,100	7,887
Federation Centres Ltd. (REIT)	2,300	5,400
Link REIT (REIT)	500	2,690
Public Storage (REIT)	100	17,135
Simon Property Group, Inc. (REIT)	300	49,884
Unibail-Rodamco SE (REIT)	100	29,091
Washington Prime Group, Inc. (REIT)*	100	1,874

		131,957

Real Estate Management & Development (0.4%)
Brookfield Asset Management, Inc., Class A	400	17,622
Daito Trust Construction Co., Ltd.	100	11,757

Daiwa House Industry Co., Ltd.	1,000	$20,730

		50,109

Total Financials		1,646,890

Health Care (15.2%)
Biotechnology (1.7%)
Actelion Ltd. (Registered)*	200	25,304
Amgen, Inc.	500	59,185
Biogen Idec, Inc.*	100	31,531
Celgene Corp.*	400	34,352
CSL Ltd.	200	12,551
Gilead Sciences, Inc.*	500	41,455

		204,378

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	900	36,810
Baxter International, Inc.	500	36,150
Becton, Dickinson and Co.	300	35,490
C.R. Bard, Inc.	100	14,301
Coloplast A/S, Class B	300	27,130
Essilor International S.A.	300	31,816
Medtronic, Inc.	900	57,384
Smith & Nephew plc	700	12,447
St. Jude Medical, Inc.	300	20,775
Stryker Corp.	400	33,728
Sysmex Corp.	200	7,512
Zimmer Holdings, Inc.	200	20,772

		334,315

Health Care Providers & Services (1.6%)
Aetna, Inc.	200	16,216
AmerisourceBergen Corp.	200	14,532
Cardinal Health, Inc.	200	13,712
Cigna Corp.	100	9,197
Fresenius Medical Care AG & Co. KGaA	200	13,444
Fresenius SE & Co. KGaA	90	13,420
Henry Schein, Inc.*	100	11,867
Laboratory Corp. of America Holdings*	100	10,240
McKesson Corp.	200	37,242
Ramsay Health Care Ltd.	100	4,290
Sonic Healthcare Ltd.	400	6,537
UnitedHealth Group, Inc.	600	49,050

		199,747

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	300	17,232
Thermo Fisher Scientific, Inc.	200	23,600

		40,832

Pharmaceuticals (8.8%)
AbbVie, Inc.	800	45,152
Astellas Pharma, Inc.	2,000	26,277
AstraZeneca plc	700	51,998
Bayer AG (Registered)	500	70,622
Bristol-Myers Squibb Co.	900	43,659
Chugai Pharmaceutical Co., Ltd.	200	5,637
Daiichi Sankyo Co., Ltd.	800	14,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Eli Lilly and Co.	1,200	$74,604
GlaxoSmithKline plc	2,400	64,239
Johnson & Johnson	1,200	125,544
Merck & Co., Inc.	900	52,065
Novartis AG (Registered)	1,000	90,550
Novo Nordisk A/S, Class B	1,500	69,038
Otsuka Holdings Co., Ltd.	700	21,697
Pfizer, Inc.	3,500	103,880
Roche Holding AG	240	71,583
Sanofi S.A.	600	63,738
Shire plc	600	46,927
Zoetis, Inc.	600	19,362

		1,061,497

Total Health Care		1,840,769

Industrials (13.8%)
Aerospace & Defense (2.9%)
Airbus Group N.V.	200	13,403
BAE Systems plc	1,000	7,408
Boeing Co.	400	50,892
General Dynamics Corp.	100	11,655
Honeywell International, Inc.	500	46,475
Lockheed Martin Corp.	300	48,219
Northrop Grumman Corp.	200	23,926
Precision Castparts Corp.	100	25,240
Raytheon Co.	400	36,900
Rockwell Collins, Inc.	200	15,628
Rolls-Royce Holdings plc*	1,000	18,295
United Technologies Corp.	500	57,725

		355,766

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	400	14,465
United Parcel Service, Inc., Class B	700	71,862
Yamato Holdings Co., Ltd.	600	12,432

		98,759

Building Products (0.4%)
Assa Abloy AB, Class B	400	20,355
Geberit AG (Registered)	60	21,062

		41,417

Commercial Services & Supplies (0.4%)
Brambles Ltd.	1,200	10,399
Republic Services, Inc.	300	11,391
Secom Co., Ltd.	300	18,331
Stericycle, Inc.*	100	11,842

		51,963

Electrical Equipment (0.8%)
AMETEK, Inc.	200	10,456
Emerson Electric Co.	500	33,180
Legrand S.A.	300	18,356
Rockwell Automation, Inc.	100	12,516
Schneider Electric SE	200	18,828

		93,336

Industrial Conglomerates (1.6%)
3M Co.	400	57,296
Danaher Corp.	500	39,365

Hutchison Whampoa Ltd.	1,000	$13,677
Keppel Corp., Ltd.	1,000	8,653
Roper Industries, Inc.	200	29,202
Siemens AG (Registered)	300	39,621
Smiths Group plc	400	8,879

		196,693

Machinery (2.2%)
Alfa Laval AB	900	23,195
Atlas Copco AB, Class A	700	20,230
Caterpillar, Inc.	400	43,468
Cummins, Inc.	200	30,858
Deere & Co.	300	27,165
FANUC Corp.	100	17,245
Illinois Tool Works, Inc.	100	8,756
IMI plc	350	8,907
Komatsu Ltd.	500	11,609
Kone Oyj, Class B	200	8,347
Kubota Corp.	1,000	14,175
Makita Corp.	100	6,179
Schindler Holding AG	100	15,201
SMC Corp.	100	26,761
Weir Group plc	200	8,964

		271,060

Professional Services (0.7%)
Capita plc	600	11,757
Equifax, Inc.	100	7,254
Experian plc	1,600	27,054
Intertek Group plc	200	9,409
SGS S.A. (Registered)	7	16,774
Verisk Analytics, Inc., Class A*	200	12,004

		84,252

Road & Rail (2.3%)
Aurizon Holdings Ltd.	3,900	18,314
Canadian National Railway Co.	1,000	65,039
Central Japan Railway Co.	200	28,528
ComfortDelGro Corp., Ltd.	3,000	6,015
East Japan Railway Co.	300	23,629
Hankyu Hanshin Holdings, Inc.	2,000	11,411
Keio Corp.	1,000	7,857
MTR Corp., Ltd.	2,500	9,629
Odakyu Electric Railway Co., Ltd.	1,000	9,624
Tobu Railway Co., Ltd.	2,000	10,463
Union Pacific Corp.	700	69,825
West Japan Railway Co.	300	13,208

		273,542

Trading Companies & Distributors (1.4%)
Brenntag AG	80	14,295
Bunzl plc	400	11,103
Fastenal Co.	300	14,847
ITOCHU Corp.	1,900	24,401
Marubeni Corp.	2,000	14,629
Mitsubishi Corp.	800	16,639
Mitsui & Co., Ltd.	900	14,428
Sumitomo Corp.	1,500	20,256
W.W. Grainger, Inc.	100	25,427
Wolseley plc	200	10,963

		166,988

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Transportation Infrastructure (0.3%)
Abertis Infraestructuras S.A.	600	$13,807
Atlantia S.p.A.	700	19,956

		33,763

Total Industrials		1,667,539

Information Technology (8.5%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	1,900	47,215
Motorola Solutions, Inc.	200	13,314
QUALCOMM, Inc.	700	55,440

		115,969

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	100	9,634
Hoya Corp.	300	9,968
Keyence Corp.	100	43,626
Omron Corp.	200	8,430

		71,658

Internet Software & Services (0.5%)
Google, Inc., Class A*	50	29,233
Google, Inc., Class C*	40	23,011
Yahoo! Japan Corp.	1,200	5,544

		57,788

IT Services (2.6%)
Amadeus IT Holding S.A., Class A	400	16,497
Automatic Data Processing, Inc.	700	55,496
Cognizant Technology Solutions Corp., Class A*	500	24,455
Fiserv, Inc.*	400	24,128
International Business Machines Corp .	600	108,762
MasterCard, Inc., Class A	600	44,082
Paychex, Inc.	500	20,780
Visa, Inc., Class A	100	21,071

		315,271

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	200	10,814
ARM Holdings plc	1,200	18,093
ASML Holding N.V.	100	9,313
Avago Technologies Ltd.	200	14,414
Intel Corp.	700	21,630
Linear Technology Corp.	200	9,414
Texas Instruments, Inc.	300	14,337
Xilinx, Inc.	200	9,462

		107,477

Software (2.0%)
Dassault Systemes S.A.	100	12,866
Gemalto N.V.	100	10,365
Intuit, Inc.	400	32,212
Microsoft Corp.	1,800	75,060
Oracle Corp.	1,200	48,636
SAP AG	800	61,783

		240,922

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	800	$74,344
EMC Corp.	700	18,438
NetApp, Inc.	300	10,956
Western Digital Corp.	200	18,460

		122,198

Total Information Technology		1,031,283

Materials (5.1%)
Chemicals (4.3%)
Agrium, Inc.	100	9,161
Air Liquide S.A.	430	58,056
Asahi Kasei Corp.	2,000	15,300
BASF SE	200	23,286
E.I. du Pont de Nemours & Co.	600	39,264
Ecolab, Inc.	400	44,536
Givaudan S.A. (Registered)*	10	16,678
International Flavors & Fragrances, Inc.	100	10,428
Johnson Matthey plc	200	10,611
Linde AG	240	51,037
Monsanto Co.	200	24,948
Novozymes A/S, Class B	400	20,063
Potash Corp. of Saskatchewan, Inc.	700	26,621
PPG Industries, Inc.	100	21,015
Praxair, Inc.	400	53,136
Sherwin-Williams Co.	100	20,691
Shin-Etsu Chemical Co., Ltd.	200	12,157
Sigma-Aldrich Corp.	200	20,296
Syngenta AG (Registered)	80	29,797
Toray Industries, Inc.	2,000	13,148

		520,229

Containers & Packaging (0.3%)
Amcor Ltd.	1,100	10,819
Ball Corp.	200	12,536
Rexam plc	1,777	16,270

		39,625

Metals & Mining (0.5%)
BHP Billiton Ltd.	400	13,541
Rio Tinto Ltd.	200	11,185
Rio Tinto plc	600	31,919

		56,645

Total Materials		616,499

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	1,500	53,040
BCE, Inc.	400	18,143
BT Group plc	4,000	26,349
Nippon Telegraph & Telephone Corp.	100	6,236
Singapore Telecommunications Ltd.	9,000	27,789
Swisscom AG (Registered)	30	17,439
Telenor ASA	900	20,498
TeliaSonera AB	4,000	29,221
Telstra Corp., Ltd.	4,200	20,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

TELUS Corp.	200	$7,454

		226,803

Wireless Telecommunication Services (0.5%)
KDDI Corp.	300	18,298
NTT DOCOMO, Inc.	1,400	23,936
Rogers Communications, Inc., Class B	500	20,121

		62,355

Total Telecommunication Services		289,158

Utilities (6.1%)
Electric Utilities (2.9%)
American Electric Power Co., Inc.	500	27,885
CLP Holdings Ltd.	2,500	20,515
Duke Energy Corp.	500	37,095
Edison International	200	11,622
Enel S.p.A.	4,000	23,300
NextEra Energy, Inc.	500	51,240
Northeast Utilities	300	14,181
Power Assets Holdings Ltd.	2,000	17,483
PPL Corp.	600	21,318
Southern Co.	1,300	58,994
SSE plc	1,200	32,181
Terna Rete Elettrica Nazionale S.p.A.	3,000	15,824
Xcel Energy, Inc.	600	19,338

		350,976

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	1,000	2,188
Osaka Gas Co., Ltd.	4,000	16,820
Snam S.p.A.	3,000	18,075
Tokyo Gas Co., Ltd.	4,000	23,375

		60,458

Multi-Utilities (2.5%)
AGL Energy Ltd.	700	10,218
CMS Energy Corp.	300	9,345
Consolidated Edison, Inc.	500	28,870
Dominion Resources, Inc.	900	64,368
DTE Energy Co.	300	23,361
National Grid plc	3,500	50,315
NiSource, Inc.	300	11,802
PG&E Corp.	400	19,208
Public Service Enterprise Group, Inc.	500	20,395
Sempra Energy	400	41,884
Wisconsin Energy Corp.	400	18,768

		298,534

Water Utilities (0.2%)
American Water Works Co., Inc.	300	$14,835
United Utilities Group plc	800	12,076

		26,911

Total Utilities		736,879

Total Investments (99.3%) (Cost $11,162,838)		12,003,168
Other Assets Less Liabilities (0.7%)		90,696

Net Assets (100%)		$12,093,864

*	Non-income producing.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Australia	2.2%
Belgium	0.6
Bermuda	0.1
Canada	5.6
Denmark	1.0
Finland	0.4
France	4.0
Germany	4.0
Hong Kong	1.1
Ireland	0.8
Italy	1.3
Japan	7.6
Luxembourg	0.2
Macau	0.1
Netherlands	1.5
Norway	0.4
Singapore	0.8
Spain	0.6
Sweden	1.3
Switzerland	4.3
United Kingdom	8.0
United States	53.4
Cash and Other	0.7

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$814,881	$574,882	$—	$1,389,763
Consumer Staples	1,204,610	874,329	—	2,078,939
Energy	429,022	276,427	—	705,449
Financials	1,084,772	562,118	—	1,646,890
Health Care	1,089,087	751,682	—	1,840,769
Industrials	898,413	769,126	—	1,667,539
Information Technology	834,798	196,485	—	1,031,283
Materials	282,632	333,867	—	616,499
Telecommunication Services	98,758	190,400	—	289,158
Utilities	494,509	242,370	–	736,879

Total Assets	$7,231,482	$4,771,686	$—	$12,003,168

Total Liabilities	$—	$—	$—	$—

Total	$7,231,482	$4,771,686	$—	$12,003,168

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,419,171
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,782,135

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$939,633
Aggregate gross unrealized depreciation	(99,433)

Net unrealized appreciation	$840,200

Federal income tax cost of investments	$11,162,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $11,162,838)	$12,003,168
Cash	43,837
Foreign cash (Cost $66,645)	66,490
Dividends, interest and other receivables	22,825
Deferred offering cost	14,233
Receivable from Separate Accounts for Trust shares sold	2,070
Other assets	170

Total assets	12,152,793

LIABILITIES
Administrative fees payable	15,875
Investment management fees payable	15,122
Payable for securities purchased	5,534
Distribution fees payable – Class IB	1,149
Payable to Separate Accounts for Trust shares redeemed	37
Trustees’ fees payable	27
Accrued expenses	21,185

Total liabilities	58,929

NET ASSETS	$12,093,864

Net assets were comprised of:
Paid in capital	$11,093,367
Accumulated undistributed net investment income (loss)	132,335
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	27,884
Net unrealized appreciation (depreciation) on investments and foreign currency translations	840,278

Net assets	$12,093,864

Class IB
Net asset value, offering and redemption price per share, $5,638,148 / 519,098 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86

Class K
Net asset value, offering and redemption price per share, $6,455,716 / 593,634 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $12,707 foreign withholding tax)	$194,835
Interest	16

Total income	194,851

EXPENSES
Investment management fees	39,081
Offering costs	21,468
Administrative fees	20,537
Professional fees	16,740
Custodian fees	12,895
Distribution fees – Class IB	6,535
Printing and mailing expenses	556
Trustees’ fees	148
Miscellaneous	348

Gross expenses	118,308
Less: Waiver from investment manager	(55,922)

Net expenses	62,386

NET INVESTMENT INCOME (LOSS)	132,465

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	43,417
Foreign currency transactions	1,936

Net realized gain (loss)	45,353

Change in unrealized appreciation (depreciation) on:
Investments	534,888
Foreign currency translations	(412)

Net change in unrealized appreciation (depreciation)	534,476

NET REALIZED AND UNREALIZED GAIN (LOSS)	579,829

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$712,294

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$132,465	$21,672
Net realized gain (loss) on investments and foreign currency transactions	45,353	(23,593)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	534,476	305,802

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	712,294	303,881

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(11,539)
Class K	—	(13,930)

	—	(25,469)

Return of capital
Class IB	—	(18,561)
Class K	—	(22,409)

	—	(40,970)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(66,439)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 16,171 and 500,000 shares, respectively ]	168,011	5,000,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,020 shares, respectively ]	—	30,100
Capital shares repurchased [ (93) and 0 shares, respectively ]	(986)	—

Total Class IB transactions	167,025	5,030,100

Class K
Capital shares sold [ 27,853 and 566,088 shares, respectively ]	290,654	5,660,337
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,647 shares, respectively ]	—	36,339
Capital shares repurchased [ (1,744) and (2,210) shares, respectively ]	(18,119)	(22,208)

Total Class K transactions	272,535	5,674,468

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	439,560	10,704,568

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,151,854	10,942,010
NET ASSETS:
Beginning of period	10,942,010	—

End of period (a)	$12,093,864	$10,942,010

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$132,335	$(130)

* The Portfolio commenced operations on October 28, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.53	0.26

Total from investment operations	0.64	0.28

Less distributions:
Dividends from net investment income	—	(0.02)
Return of capital	—	(0.04)

Total dividends and distributions	—	(0.06)

Net asset value, end of period	$10.86	$10.22

Total return (b)	6.26%	2.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,638	$5,141
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%	1.25%
Before waivers and reimbursements (a)	2.25%	2.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.24%	1.03	%(l)
Before waivers and reimbursements (a)	1.24%	(0.13	)%(l)
Portfolio turnover rate (z)	16%	5%

Class K	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.52	0.26

Total from investment operations	0.65	0.28

Less distributions:
Dividends from net investment income	—	(0.02)
Return of capital	—	(0.04)

Total dividends and distributions	—	(0.06)

Net asset value, end of period	$10.87	$10.22

Total return (b)	6.36%	2.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,456	$5,801
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%
Before waivers and reimbursements (a)	2.00%	2.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.49%	1.28	%(l)
Before waivers and reimbursements (a)	1.49%	0.10	%(l)
Portfolio turnover rate (z)	16%	5%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2014	% of Net Assets
Equities & Warrants	43.1%
Corporate Bonds	25.3
Government Securities	15.9
Convertible Preferred Stocks	2.2
Preferred Stocks	0.8
Convertible Bonds	0.7
Cash and Other	12.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,072.10	$5.40
Hypothetical (5% average return before expenses)	1,000.00	1,019.58	5.26
Class IB
Actual	1,000.00	1,072.10	5.40
Hypothetical (5% average return before expenses)	1,000.00	1,019.58	5.26
Class K
Actual	1,000.00	1,073.10	4.12
Hypothetical (5% average return before expenses)	1,000.00	1,020.82	4.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.7%)
Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Cobalt International Energy, Inc.
3.125%, 5/15/24		$5,000,000	$5,378,125

Total Energy			5,378,125

Financials (0.1%)
Consumer Finance (0.1%)
Volkswagen International Finance N.V. 5.500%, 11/9/15§	EUR	1,500,000	2,400,041

Total Financials			2,400,041

Materials (0.2%)
Construction Materials (0.2%)
Cemex S.A.B. de C.V.
3.250%, 3/15/16		$1,375,000	1,996,328
3.750%, 3/15/18		765,000	1,160,409

Total Materials			3,156,737

Total Convertible Bonds			10,934,903

Corporate Bonds (25.6%)
Consumer Discretionary (3.2%)
Auto Components (0.3%)
Delphi Corp. 4.150%, 3/15/24 (b)		75,000	76,875
Goodyear Tire & Rubber Co. 6.500%, 3/1/21		3,200,000	3,472,000
Johnson Controls, Inc. 1.400%, 11/2/17		250,000	249,766

			3,798,641

Automobiles (0.4%)
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. 8.000%, 6/15/19		5,000,000	5,419,000
Navistar, Inc. 5.750%, 8/15/17		760,128	774,855

			6,193,855

Diversified Consumer Services (0.1%)
Laureate Education, Inc. 9.250%, 9/1/19§		1,500,000	1,552,500

Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment Operating Co., Inc. 11.250%, 6/1/17		1,000,000	915,000
Carnival Corp. 3.950%, 10/15/20		150,000	158,256
McDonald’s Corp. 5.350%, 3/1/18		140,000	158,737
MGM Resorts International
6.625%, 7/15/15		1,600,000	1,682,000
6.750%, 10/1/20		400,000	447,520

Wyndham Worldwide Corp. 4.250%, 3/1/22		$150,000	$153,750
Yum! Brands, Inc. 3.875%, 11/1/20		150,000	155,829

			3,671,092

Household Durables (0.3%)
KB Home 7.500%, 9/15/22		4,000,000	4,445,000
Whirlpool Corp. 2.400%, 3/1/19		250,000	251,626

			4,696,626

Internet & Catalog Retail (0.0%)
QVC, Inc. 4.850%, 4/1/24		50,000	52,220

Media (1.6%)
21st Century Fox America, Inc.
8.000%, 10/17/16		100,000	115,539
3.000%, 9/15/22		150,000	147,158
Altice S.A. 7.750%, 5/15/22§		800,000	852,000
CBS Corp. 3.375%, 3/1/22		200,000	200,734
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.250%, 2/15/22§		100,000	102,750
5.625%, 2/15/24§		100,000	103,250
Clear Channel Communications, Inc.
6.900%, 1/30/19		2,539,722	2,527,023
7.649%, 7/30/19		816,818	818,065
9.000%, 12/15/19		1,019,000	1,086,560
9.000%, 3/1/21		2,000,000	2,140,000
Term Loan
3.800%, 11/13/15 (l)		44,230	43,878
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22		25,000	36,248
Comcast Corp.
5.900%, 3/15/16		50,000	54,390
6.500%, 1/15/17		94,000	106,867
5.150%, 3/1/20		150,000	171,749
CSC Holdings LLC 6.750%, 11/15/21		2,700,000	3,007,260
Dex Media, Inc. 14.000%, 1/29/17 PIK		1,255,065	878,546
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.500%, 3/1/16		300,000	313,002
3.800%, 3/15/22		100,000	103,220
4.450%, 4/1/24		150,000	158,948
Discovery Communications LLC 5.050%, 6/1/20		100,000	112,296
Interpublic Group of Cos., Inc. 4.200%, 4/15/24		150,000	154,545
NBCUniversal Media LLC 4.375%, 4/1/21		350,000	386,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Numericable Group S.A. 6.000%, 5/15/22§		$1,500,000	$1,560,000
Sirius XM Radio, Inc. 6.000%, 7/15/24§		2,000,000	2,080,000
SuperMedia, Inc., Term Loan 11.600%, 12/31/16		308,509	260,304
Time Warner Cable, Inc.
8.250%, 4/1/19		170,000	215,348
4.000%, 9/1/21		100,000	106,572
Time Warner, Inc.
4.700%, 1/15/21		250,000	276,395
3.550%, 6/1/24		200,000	198,471
Univision Communications, Inc. 5.125%, 5/15/23§		2,000,000	2,120,000
Viacom, Inc.
3.500%, 4/1/17		68,000	72,069
2.200%, 4/1/19		250,000	249,716
4.250%, 9/1/23		100,000	105,403
Visant Corp. 10.000%, 10/1/17		1,900,000	1,776,500
Walt Disney Co. 2.550%, 2/15/22		250,000	245,656

			22,887,343

Multiline Retail (0.0%)
Dollar General Corp. 1.875%, 4/15/18		150,000	148,839
Kohl’s Corp. 4.750%, 12/15/23		100,000	106,931
Macy’s Retail Holdings, Inc. 3.875%, 1/15/22		150,000	156,188
Target Corp. 6.000%, 1/15/18		200,000	229,570

			641,528

Specialty Retail (0.2%)
Academy Ltd./Academy Finance Corp. 9.250%, 8/1/19§		1,400,000	1,501,500
AutoZone, Inc. 4.000%, 11/15/20		100,000	106,208
Gap, Inc. 5.950%, 4/12/21		50,000	57,605
Home Depot, Inc.
5.400%, 3/1/16		105,000	113,116
2.000%, 6/15/19		250,000	249,567
Lowe’s Cos., Inc. 5.400%, 10/15/16		100,000	109,824

			2,137,820

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2 2.850%, 6/1/16		100,000	103,242

Total Consumer Discretionary			45,734,867

Consumer Staples (1.5%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19		250,000	251,595

3.700%, 2/1/24		$100,000	$102,361
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19		50,000	61,827
5.375%, 1/15/20		250,000	287,714
4.375%, 2/15/21		25,000	27,653
2.500%, 7/15/22		100,000	95,499
Beam Suntory, Inc. 5.375%, 1/15/16		9,000	9,561
Coca-Cola Co.
1.800%, 9/1/16		256,000	261,989
3.150%, 11/15/20		100,000	104,562
3.200%, 11/1/23		200,000	202,389
Diageo Capital plc 5.500%, 9/30/16		213,000	234,585
Diageo Finance B.V. 5.300%, 10/28/15		95,000	100,901
Dr. Pepper Snapple Group, Inc. 2.900%, 1/15/16		50,000	51,646
PepsiCo, Inc.
0.700%, 2/26/16		250,000	250,434
5.000%, 6/1/18		100,000	112,567
7.900%, 11/1/18		144,000	179,223
3.600%, 3/1/24		250,000	257,400

			2,591,906

Food & Staples Retailing (0.4%)
Costco Wholesale Corp. 5.500%, 3/15/17		92,000	103,067
CVS Caremark Corp. 5.750%, 6/1/17		122,000	137,351
Kroger Co. 6.150%, 1/15/20		150,000	176,228
Safeway, Inc.
5.000%, 8/15/19 (b)		30,000	31,200
3.950%, 8/15/20 (b)		100,000	101,000
SUPERVALU, Inc. 8.000%, 5/1/16		3,300,000	3,617,790
US Foods, Inc. 8.500%, 6/30/19		1,000,000	1,071,000
Walgreen Co. 3.100%, 9/15/22		150,000	146,958
Wal-Mart Stores, Inc.
5.375%, 4/5/17		200,000	223,939
1.125%, 4/11/18		200,000	197,329
3.625%, 7/8/20		100,000	107,257
3.250%, 10/25/20		100,000	104,716
3.300%, 4/22/24		100,000	100,899

			6,118,734

Food Products (0.4%)
Boparan Finance plc 9.875%, 4/30/18§	GBP	1,000,000	1,839,926
Bunge Ltd. Finance Corp. 4.100%, 3/15/16		$150,000	157,278
ConAgra Foods, Inc. 3.250%, 9/15/22		100,000	97,906
General Mills, Inc. 5.650%, 2/15/19		100,000	115,941
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§		800,000	864,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

7.250%, 6/1/21§	$1,200,000	$1,287,000
Kellogg Co. 3.250%, 5/21/18	200,000	210,224
Kraft Foods Group, Inc. 5.375%, 2/10/20	104,000	118,250
Mondelez International, Inc.
4.125%, 2/9/16	500,000	525,135
5.375%, 2/10/20	96,000	110,321
Tyson Foods, Inc. 4.500%, 6/15/22	100,000	105,470
Unilever Capital Corp. 2.750%, 2/10/16	100,000	103,650

		5,535,869

Household Products (0.3%)
Clorox Co. 3.050%, 9/15/22	150,000	148,530
Colgate-Palmolive Co. 1.500%, 11/1/18	150,000	148,890
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	57,296
3.625%, 8/1/20	50,000	53,325
Procter & Gamble Co. 4.700%, 2/15/19	350,000	394,808
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
7.875%, 8/15/19	1,200,000	1,308,000
9.875%, 8/15/19	800,000	886,000
5.750%, 10/15/20	900,000	949,500
8.250%, 2/15/21	400,000	434,000

		4,380,349

Personal Products (0.0%)
Avon Products, Inc. 4.600%, 3/15/20	100,000	103,662

Tobacco (0.2%)
Alliance One International, Inc. 9.875%, 7/15/21	2,000,000	2,045,000
Altria Group, Inc.
9.700%, 11/10/18	26,000	34,035
9.250%, 8/6/19	45,000	59,831
2.850%, 8/9/22	200,000	191,921
4.000%, 1/31/24	100,000	102,712
Lorillard Tobacco Co. 3.500%, 8/4/16	250,000	261,309
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	72,224
2.500%, 8/22/22	100,000	96,724
3.600%, 11/15/23	50,000	51,623
Reynolds American, Inc. 3.250%, 11/1/22	100,000	96,287

		3,011,666

Total Consumer Staples		21,742,186

Energy (4.4%)
Energy Equipment & Services (0.4%)
Cameron International Corp. 3.700%, 6/15/24	150,000	151,598

CHC Helicopter S.A. 9.250%, 10/15/20	$1,350,000	$1,474,875
Ensco plc 3.250%, 3/15/16	100,000	103,924
Expro Finance Luxembourg S.C.A. 8.500%, 12/15/16§	613,000	640,585
Halliburton Co.
2.000%, 8/1/18	100,000	101,400
3.250%, 11/15/21	100,000	103,121
Nabors Industries, Inc. 6.150%, 2/15/18	290,000	330,862
National Oilwell Varco, Inc. 2.600%, 12/1/22	150,000	144,438
Ocean Rig UDW, Inc. 7.250%, 4/1/19§	1,500,000	1,485,000
Rowan Cos., Inc. 4.875%, 6/1/22	75,000	80,714
Transocean, Inc.
4.950%, 11/15/15	150,000	157,983
6.375%, 12/15/21	150,000	173,521
Weatherford International Ltd.
5.500%, 2/15/16	75,000	80,556
9.625%, 3/1/19	100,000	132,173

		5,160,750

Oil, Gas & Consumable Fuels (4.0%)
Alpha Natural Resources, Inc. 7.500%, 8/1/20§	600,000	576,000
Anadarko Petroleum Corp. 5.950%, 9/15/16	180,000	199,435
Antero Resources Finance Corp. 5.375%, 11/1/21	1,100,000	1,141,250
Apache Corp. 5.625%, 1/15/17	150,000	167,129
Bill Barrett Corp. 7.000%, 10/15/22	500,000	530,000
BP Capital Markets plc
3.125%, 10/1/15	200,000	206,676
3.200%, 3/11/16	100,000	104,355
1.375%, 5/10/18	250,000	247,553
4.500%, 10/1/20	300,000	330,835
3.814%, 2/10/24	250,000	258,177
Canadian Natural Resources Ltd. 5.700%, 5/15/17	100,000	112,091
Cenovus Energy, Inc. 5.700%, 10/15/19	90,000	104,706
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,235,000
7.250%, 12/15/18	3,000,000	3,532,500
6.875%, 11/15/20	300,000	346,500
5.750%, 3/15/23	4,300,000	4,783,750
Chevron Corp.
0.889%, 6/24/16	350,000	352,196
2.355%, 12/5/22	150,000	143,987
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200,000	188,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

ConocoPhillips Co. 2.400%, 12/15/22	$150,000	$144,102
CONSOL Energy, Inc.
8.250%, 4/1/20	1,400,000	1,517,320
5.875%, 4/15/22§	2,700,000	2,828,250
Continental Resources, Inc. 4.500%, 4/15/23	100,000	106,914
Devon Energy Corp. 4.000%, 7/15/21	100,000	106,737
Drillships Financing Holding, Inc. 6.000%, 3/31/21	2,992,462	3,028,264
Ecopetrol S.A. 7.625%, 7/23/19	50,000	61,125
El Paso Corp. 7.750%, 1/15/32	1,700,000	1,865,750
El Paso Pipeline Partners Operating Co. LLC 4.300%, 5/1/24	150,000	151,560
Enable Midstream Partners LP 3.900%, 5/15/24§	150,000	149,981
Enbridge, Inc. 5.600%, 4/1/17	250,000	278,094
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	161,839
3.600%, 2/1/23	100,000	98,506
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	1,000,000	1,073,750
Enterprise Products Operating LLC
3.200%, 2/1/16	500,000	518,182
3.350%, 3/15/23	150,000	149,768
EOG Resources, Inc.
5.625%, 6/1/19	15,000	17,395
4.100%, 2/1/21	100,000	108,723
EQT Corp. 4.875%, 11/15/21	50,000	54,672
Exxon Mobil Corp. 3.176%, 3/15/24	150,000	153,027
Fieldwood Energy LLC, Term Loan 8.375%, 9/30/20	2,500,000	2,579,018
Halcon Resources Corp. 9.750%, 7/15/20	2,000,000	2,192,600
Husky Energy, Inc. 4.000%, 4/15/24	50,000	51,845
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	325,000	387,798
Kinder Morgan, Inc. 5.625%, 11/15/23§	2,300,000	2,373,313
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, 4/15/20	1,700,000	1,836,000
Marathon Oil Corp. 2.800%, 11/1/22	100,000	96,926
Marathon Petroleum Corp. 5.125%, 3/1/21	50,000	56,575

Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.750%, 10/1/20	$1,000,000	$1,135,000
Murphy Oil Corp. 3.700%, 12/1/22	100,000	99,771
Noble Energy, Inc. 4.150%, 12/15/21	150,000	160,620
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	153,353
4.625%, 3/1/21	50,000	54,192
Occidental Petroleum Corp.
4.125%, 6/1/16	100,000	106,496
2.700%, 2/15/23	200,000	193,971
ONEOK Partners LP 8.625%, 3/1/19	100,000	126,361
Peabody Energy Corp. 6.250%, 11/15/21	2,000,000	1,997,600
Petrobras Global Finance B.V.
2.000%, 5/20/16	250,000	250,295
3.250%, 3/17/17	250,000	254,885
6.250%, 3/17/24	150,000	159,660
Petrobras International Finance Co.
7.875%, 3/15/19	200,000	233,168
5.750%, 1/20/20	265,000	281,339
5.375%, 1/27/21	150,000	155,475
Petroleos Mexicanos
5.750%, 3/1/18	300,000	338,250
3.500%, 7/18/18	200,000	210,200
4.875%, 1/24/22	250,000	270,450
Phillips 66 2.950%, 5/1/17	250,000	262,219
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	46,838
3.850%, 10/15/23	100,000	102,676
Plains Exploration & Production Co.
6.125%, 6/15/19	150,000	166,569
6.625%, 5/1/21	64,000	72,133
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875%, 3/1/22	200,000	217,260
Rice Energy, Inc. 6.250%, 5/1/22§	300,000	306,750
Samson Investment Co. 10.750%, 2/15/20§	2,600,000	2,730,000
Sanchez Energy Corp. 7.750%, 6/15/21§	2,800,000	3,038,000
SandRidge Energy, Inc. 8.750%, 1/15/20	750,000	806,250
Southwestern Energy Co. 4.100%, 3/15/22	100,000	106,034
Statoil ASA
3.125%, 8/17/17	250,000	265,442
5.250%, 4/15/19	25,000	28,801
2.900%, 11/8/20	200,000	205,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Suncor Energy, Inc. 6.100%, 6/1/18	$165,000	$190,827
Sunoco Logistics Partners Operations LP 4.250%, 4/1/24	150,000	154,517
Total Capital International S.A.
1.000%, 8/12/16	150,000	150,618
2.700%, 1/25/23	200,000	193,685
Total Capital S.A.
3.125%, 10/2/15	100,000	103,303
4.125%, 1/28/21	250,000	272,986
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	143,388
3.800%, 10/1/20	100,000	107,067
Valero Energy Corp. 6.125%, 2/1/20	150,000	176,901
W&T Offshore, Inc. 8.500%, 6/15/19	1,600,000	1,736,000
Williams Cos., Inc. 7.875%, 9/1/21	93,000	115,000
Williams Partners LP
5.250%, 3/15/20	100,000	112,855
4.125%, 11/15/20	100,000	106,570
4.300%, 3/4/24	150,000	155,421

		55,963,810

Total Energy		61,124,560

Financials (5.2%)
Banks (2.7%)
Australia & New Zealand Banking Group Ltd./New York 2.250%, 6/13/19	250,000	249,624
Bank of America Corp.
4.750%, 8/1/15	75,000	78,268
5.250%, 12/1/15	476,000	500,532
3.750%, 7/12/16	150,000	157,791
6.500%, 8/1/16	250,000	276,954
5.625%, 10/14/16	75,000	82,302
6.400%, 8/28/17	150,000	171,416
5.650%, 5/1/18	550,000	623,773
2.600%, 1/15/19	250,000	253,378
7.625%, 6/1/19	250,000	308,545
5.700%, 1/24/22	100,000	116,296
3.300%, 1/11/23	150,000	147,722
4.125%, 1/22/24	100,000	103,063
4.000%, 4/1/24	350,000	356,055
Bank of Montreal
1.300%, 7/15/16	250,000	252,728
2.500%, 1/11/17	150,000	155,437
2.375%, 1/25/19	50,000	51,003
Bank of Nova Scotia
2.900%, 3/29/16	100,000	103,777
1.375%, 7/15/16	200,000	202,201
2.050%, 6/5/19	250,000	248,667
Barclays Bank plc
2.500%, 2/20/19	200,000	203,303
5.140%, 10/14/20	100,000	108,922
BB&T Corp.
3.200%, 3/15/16	200,000	207,931

2.050%, 6/19/18	$200,000	$202,058
BNP Paribas S.A.
3.600%, 2/23/16	400,000	416,441
2.700%, 8/20/18	100,000	102,133
3.250%, 3/3/23	100,000	98,759
Capital One Bank USA N.A. 1.300%, 6/5/17	250,000	250,429
Citigroup, Inc.
4.587%, 12/15/15	150,000	158,506
5.850%, 8/2/16	58,000	63,550
4.450%, 1/10/17	300,000	323,113
6.125%, 11/21/17	250,000	285,493
1.750%, 5/1/18	250,000	248,110
2.550%, 4/8/19	100,000	100,755
8.500%, 5/22/19	250,000	319,716
3.875%, 10/25/23	150,000	153,314
3.750%, 6/16/24	250,000	250,595
6.300%, 12/31/49 (l)	4,500,000	4,640,400
Commonwealth Bank of Australia/New York 2.250%, 3/13/19	250,000	251,601
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	250,000	264,653
2.250%, 1/14/19	250,000	253,150
4.500%, 1/11/21	75,000	82,425
3.875%, 2/8/22	75,000	79,051
Fifth Third Bancorp
3.625%, 1/25/16	200,000	208,653
2.300%, 3/1/19	125,000	125,628
HSBC Holdings plc
5.100%, 4/5/21	100,000	113,841
4.000%, 3/30/22	100,000	105,900
4.250%, 3/14/24	200,000	204,641
Huntington National Bank 2.200%, 4/1/19	250,000	251,619
Intesa Sanpaolo S.p.A. 3.875%, 1/16/18	200,000	210,571
JPMorgan Chase & Co.
5.150%, 10/1/15	393,000	414,872
1.350%, 2/15/17	200,000	200,892
6.000%, 1/15/18	250,000	286,193
1.625%, 5/15/18	250,000	248,967
4.250%, 10/15/20	200,000	217,063
4.500%, 1/24/22	250,000	273,769
3.250%, 9/23/22	100,000	100,148
3.200%, 1/25/23	150,000	148,634
3.625%, 5/13/24	250,000	250,127
7.900%, 12/31/49 (l)	9,468,000	10,568,655
KeyCorp 5.100%, 3/24/21	50,000	56,569
KfW
4.375%, 7/21/15	478,000	496,129
0.500%, 9/30/15	250,000	249,526
0.500%, 4/19/16	500,000	500,024
0.500%, 7/15/16	750,000	748,056
0.625%, 12/15/16	250,000	248,644
1.000%, 6/11/18	250,000	244,615
4.875%, 6/17/19	250,000	286,724
2.750%, 9/8/20	150,000	153,914
2.625%, 1/25/22	300,000	303,348
2.125%, 1/17/23	250,000	241,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Landwirtschaftliche Rentenbank
2.125%, 7/15/16	$100,000	$102,947
5.125%, 2/1/17	123,000	136,295
Lloyds Bank plc 6.375%, 1/21/21	100,000	120,250
National Australia Bank Ltd./New York
1.600%, 8/7/15	100,000	101,242
1.300%, 7/25/16	250,000	251,846
PNC Bank N.A. 2.250%, 7/2/19	250,000	251,548
PNC Financial Services Group, Inc. 3.900%, 4/29/24	250,000	254,413
PNC Funding Corp.
5.250%, 11/15/15	57,000	60,318
5.125%, 2/8/20	100,000	114,029
Royal Bank of Canada 2.625%, 12/15/15	250,000	257,366
2.200%, 7/27/18	250,000	254,530
Royal Bank of Scotland Group plc
1.875%, 3/31/17	100,000	100,693
6.400%, 10/21/19	100,000	117,431
Royal Bank of Scotland plc 5.625%, 8/24/20	100,000	114,168
Sumitomo Mitsui Banking Corp.
0.900%, 1/18/16	250,000	250,601
2.450%, 1/10/19	250,000	255,613
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	50,000	52,312
3.500%, 1/20/17	50,000	52,939
2.350%, 11/1/18	150,000	151,930
Svenska Handelsbanken AB 2.250%, 6/17/19	250,000	251,441
Toronto-Dominion Bank
2.375%, 10/19/16	50,000	51,696
1.400%, 4/30/18	250,000	247,179
U.S. Bancorp/Minnesota
2.200%, 11/15/16	250,000	258,011
2.200%, 4/25/19	150,000	151,432
2.950%, 7/15/22	150,000	148,041
Union Bank N.A. 2.250%, 5/6/19	250,000	250,523
Wachovia Corp. 5.750%, 6/15/17	100,000	113,052
Wells Fargo & Co.
3.676%, 6/15/16 (e)	300,000	316,882
2.625%, 12/15/16	250,000	259,786
5.625%, 12/11/17	250,000	283,753
2.150%, 1/15/19	150,000	151,331
3.500%, 3/8/22	100,000	103,561
3.450%, 2/13/23	100,000	99,338
4.125%, 8/15/23	100,000	103,822
5.900%, 12/31/49 (l)	1,200,000	1,272,000
Westpac Banking Corp.
3.000%, 8/4/15	150,000	154,199
2.000%, 8/14/17	200,000	203,947
2.250%, 7/30/18	250,000	254,101

		38,637,456

Capital Markets (0.6%)
Ameriprise Financial, Inc. 5.300%, 3/15/20	$100,000	$114,241
Bank of New York Mellon Corp.
0.700%, 10/23/15	350,000	351,343
4.150%, 2/1/21	100,000	109,208
3.550%, 9/23/21	100,000	104,571
Charles Schwab Corp. 3.225%, 9/1/22	100,000	101,469
Credit Suisse AG/New York
5.400%, 1/14/20	100,000	112,232
4.375%, 8/5/20	250,000	272,855
Deutsche Bank AG/London
3.250%, 1/11/16	100,000	103,695
1.400%, 2/13/17	150,000	150,463
6.000%, 9/1/17	150,000	170,870
2.500%, 2/13/19	150,000	152,274
E*TRADE Financial Corp. 6.000%, 11/15/17	1,300,000	1,352,000
Goldman Sachs Group, Inc.
1.600%, 11/23/15	250,000	252,579
5.350%, 1/15/16	83,000	88,617
3.625%, 2/7/16	85,000	88,628
5.750%, 10/1/16	130,000	143,023
5.625%, 1/15/17	215,000	236,742
6.150%, 4/1/18	600,000	689,339
2.900%, 7/19/18	150,000	154,402
5.750%, 1/24/22	250,000	288,298
3.625%, 1/22/23	150,000	150,695
4.000%, 3/3/24	250,000	254,308
Jefferies Group LLC
5.125%, 4/13/18	100,000	109,874
8.500%, 7/15/19	75,000	94,045
Morgan Stanley
3.800%, 4/29/16	600,000	630,347
5.450%, 1/9/17	251,000	276,458
6.625%, 4/1/18	250,000	292,177
7.300%, 5/13/19	200,000	244,875
5.750%, 1/25/21	250,000	290,806
4.875%, 11/1/22	100,000	107,220
3.750%, 2/25/23	100,000	101,364
4.100%, 5/22/23	100,000	101,223
3.875%, 4/29/24	100,000	101,171
Nomura Holdings, Inc. 4.125%, 1/19/16	150,000	157,050
State Street Corp.
2.875%, 3/7/16	50,000	51,936
4.375%, 3/7/21	150,000	166,326
UBS AG/Connecticut
5.875%, 7/15/16	100,000	109,275
4.875%, 8/4/20	250,000	280,145

		8,556,144

Consumer Finance (0.4%)
American Express Co.
1.550%, 5/22/18	150,000	148,824
2.650%, 12/2/22	212,000	206,929
American Express Credit Corp.
2.750%, 9/15/15	300,000	307,711
1.125%, 6/5/17	250,000	249,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

American Honda Finance Corp. 1.125%, 10/7/16	$250,000	$251,831
Capital One Financial Corp.
4.750%, 7/15/21	100,000	111,045
3.500%, 6/15/23	200,000	199,975
Caterpillar Financial Services Corp.
1.350%, 9/6/16	150,000	151,876
7.150%, 2/15/19	135,000	166,003
2.100%, 6/9/19	250,000	250,557
Discover Financial Services 3.850%, 11/21/22	100,000	101,750
Ford Motor Credit Co. LLC
1.700%, 5/9/16	250,000	252,957
4.250%, 2/3/17	250,000	268,176
3.000%, 6/12/17	200,000	208,506
2.375%, 3/12/19	250,000	251,035
5.875%, 8/2/21	200,000	234,622
HSBC Finance Corp. 6.676%, 1/15/21	250,000	299,164
John Deere Capital Corp.
0.750%, 1/22/16	250,000	250,748
1.125%, 6/12/17	250,000	250,105
Toyota Motor Credit Corp.
2.800%, 1/11/16	200,000	207,076
0.800%, 5/17/16	350,000	350,758
2.050%, 1/12/17	250,000	256,183
2.750%, 5/17/21	250,000	250,175

		5,225,756

Diversified Financial Services (0.8%)
Bank of America N.A. 5.300%, 3/15/17	106,000	116,569
Bear Stearns Cos. LLC 6.400%, 10/2/17	155,000	178,310
Boeing Capital Corp. 4.700%, 10/27/19	100,000	112,870
ConocoPhillips Canada Funding Co. I 5.625%, 10/15/16	146,000	161,843
General Electric Capital Corp.
2.250%, 11/9/15	500,000	511,593
1.500%, 7/12/16	250,000	253,338
5.400%, 2/15/17	72,000	79,984
5.625%, 9/15/17	391,000	443,225
5.625%, 5/1/18	250,000	285,973
4.625%, 1/7/21	350,000	389,575
3.150%, 9/7/22	100,000	100,399
3.100%, 1/9/23	150,000	148,762
6.375%, 11/15/67 (b)(l)	100,000	111,000
Intercontinental Exchange, Inc. 4.000%, 10/15/23	100,000	105,431
JPMorgan Chase Bank N.A. 6.000%, 10/1/17	456,000	519,299
Leucadia National Corp. 5.500%, 10/18/23	100,000	105,800
Moody’s Corp. 4.500%, 9/1/22	50,000	52,574

National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	$100,000	$103,999
5.450%, 4/10/17	82,000	91,676
Nationstar Mortgage LLC/Nationstar Capital Corp. 9.625%, 5/1/19	3,000,000	3,345,000
Nuveen Investments, Inc. 9.500%, 10/15/20§	2,700,000	3,199,500
ORIX Corp.
5.000%, 1/12/16	25,000	26,519
3.750%, 3/9/17	150,000	158,963
Shell International Finance B.V.
2.375%, 8/21/22	250,000	239,919
3.400%, 8/12/23	100,000	102,148
Stena International S.A. 5.750%, 3/1/24§	800,000	812,000
Voya Financial, Inc. 2.900%, 2/15/18 (e)	100,000	103,625

		11,859,894

Insurance (0.3%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	250,000	256,402
3.350%, 5/15/24	250,000	251,672
Aflac, Inc. 2.650%, 2/15/17	150,000	156,261
Allstate Corp. 3.150%, 6/15/23	100,000	99,709
American International Group, Inc.
5.600%, 10/18/16	80,000	87,800
5.850%, 1/16/18	206,000	233,572
8.250%, 8/15/18	150,000	185,004
3.375%, 8/15/20	150,000	155,573
Aon Corp.
3.125%, 5/27/16	100,000	104,037
5.000%, 9/30/20	50,000	56,032
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16	150,000	150,813
1.600%, 5/15/17	250,000	253,875
4.250%, 1/15/21	100,000	109,770
Chubb Corp. 6.375%, 3/29/67 (l)	50,000	55,563
CNA Financial Corp. 5.875%, 8/15/20	100,000	117,037
Genworth Holdings, Inc. 7.625%, 9/24/21	100,000	124,848
Hartford Financial Services Group, Inc. 5.500%, 3/30/20	150,000	172,320
Lincoln National Corp.
8.750%, 7/1/19	100,000	128,554
4.850%, 6/24/21	50,000	55,758
Manulife Financial Corp. 3.400%, 9/17/15	150,000	154,914
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	45,653
4.800%, 7/15/21	150,000	166,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

MetLife, Inc.
6.750%, 6/1/16	$225,000	$249,860
4.750%, 2/8/21	100,000	111,280
3.600%, 4/10/24	250,000	254,346
Progressive Corp. 3.750%, 8/23/21	50,000	53,069
Prudential Financial, Inc.
4.750%, 9/17/15	250,000	262,613
7.375%, 6/15/19	200,000	247,565
5.875%, 9/15/42 (l)	150,000	162,945
Reinsurance Group of America, Inc. 4.700%, 9/15/23	100,000	107,099
Travelers Cos., Inc. 5.750%, 12/15/17	65,000	74,605

		4,644,906

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
5.050%, 9/1/20	75,000	83,405
3.500%, 1/31/23	150,000	146,984
ARC Properties Operating Partnership LP/Clark Acquisition LLC 2.000%, 2/6/17§	150,000	150,458
AvalonBay Communities, Inc. 2.950%, 9/15/22	100,000	97,537
Boston Properties LP
5.625%, 11/15/20	70,000	80,775
3.850%, 2/1/23	100,000	102,833
Corporate Office Properties LP 5.250%, 2/15/24	150,000	160,935
Duke Realty LP 5.950%, 2/15/17	250,000	277,786
ERP Operating LP 4.625%, 12/15/21	150,000	164,341
Essex Portfolio LP 3.875%, 5/1/24§	250,000	253,321
HCP, Inc.
6.000%, 1/30/17	45,000	50,424
5.375%, 2/1/21	150,000	171,166
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	52,234
4.700%, 9/15/17	100,000	109,547
Hospitality Properties Trust 6.300%, 6/15/16	55,000	58,752
Liberty Property LP 4.125%, 6/15/22	100,000	103,799
National Retail Properties, Inc. 3.900%, 6/15/24	250,000	250,853
Prologis LP
6.625%, 5/15/18	89,000	103,671
3.350%, 2/1/21	100,000	101,376
Realty Income Corp. 3.250%, 10/15/22	150,000	146,312
Senior Housing Properties Trust 3.250%, 5/1/19	150,000	152,102

Simon Property Group LP
6.100%, 5/1/16	$160,000	$173,597
5.650%, 2/1/20	300,000	350,198
Ventas Realty LP/Ventas Capital Corp.
4.750%, 6/1/21	100,000	109,409
4.250%, 3/1/22	100,000	106,001

		3,557,816

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc 8.500%, 10/15/18§	1,000,000	1,057,500

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London 3.050%, 8/23/18	100,000	104,286

Total Financials		73,643,758

Health Care (2.0%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	350,000	359,722
3.450%, 10/1/20	150,000	156,751
3.625%, 5/22/24	250,000	250,656
Celgene Corp.
2.300%, 8/15/18	100,000	101,657
3.950%, 10/15/20	100,000	106,539
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	110,050
3.700%, 4/1/24	100,000	102,598

		1,187,973

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc. 5.375%, 6/1/18	82,000	92,998
Boston Scientific Corp. 2.650%, 10/1/18	100,000	101,920
CareFusion Corp. 3.875%, 5/15/24	150,000	151,709
Covidien International Finance S.A. 6.000%, 10/15/17	187,000	214,142
Medtronic, Inc.
4.125%, 3/15/21	100,000	108,628
2.750%, 4/1/23	100,000	96,315
Stryker Corp. 3.375%, 5/15/24	150,000	149,860

		915,572

Health Care Providers & Services (1.5%)
Aetna, Inc. 2.750%, 11/15/22	150,000	144,875
AmerisourceBergen Corp. 3.400%, 5/15/24	150,000	149,428
Cardinal Health, Inc. 3.200%, 6/15/22	50,000	50,093
CHS/Community Health Systems, Inc.
5.125%, 8/1/21§	300,000	309,000
6.875%, 2/1/22§	800,000	850,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Cigna Corp. 4.500%, 3/15/21	$150,000	$164,740
DaVita HealthCare Partners, Inc. 5.125%, 7/15/24	1,100,000	1,106,930
Express Scripts Holding Co.
3.125%, 5/15/16	150,000	156,280
4.750%, 11/15/21	150,000	165,474
HCA, Inc.
6.500%, 2/15/20	2,300,000	2,581,750
7.500%, 2/15/22	3,200,000	3,699,840
5.875%, 5/1/23	1,500,000	1,572,000
Laboratory Corp. of America Holdings 2.500%, 11/1/18	150,000	152,234
McKesson Corp.
3.250%, 3/1/16	250,000	259,737
3.796%, 3/15/24	100,000	102,127
Medco Health Solutions, Inc. 4.125%, 9/15/20	100,000	107,242
MPH Acquisition Holdings LLC 6.625%, 4/1/22§	500,000	526,250
Quest Diagnostics, Inc. 3.200%, 4/1/16	150,000	155,548
Tenet Healthcare Corp.
9.250%, 2/1/15	4,800,000	5,040,000
8.000%, 8/1/20	553,000	601,388
8.125%, 4/1/22	2,800,000	3,244,640
UnitedHealth Group, Inc. 6.000%, 2/15/18	300,000	346,151
WellPoint, Inc.
5.250%, 1/15/16	150,000	160,332
3.125%, 5/15/22	150,000	148,960

		21,795,019

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc. 3.875%, 7/15/23	100,000	100,553
Life Technologies Corp. 5.000%, 1/15/21	100,000	112,194
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	103,812
2.400%, 2/1/19	250,000	252,477
3.600%, 8/15/21	50,000	51,892

		620,928

Pharmaceuticals (0.3%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	149,865
2.900%, 11/6/22	200,000	192,998
Actavis, Inc. 3.250%, 10/1/22	150,000	147,117
AstraZeneca plc
5.900%, 9/15/17	63,000	71,956
Bristol-Myers Squibb Co. 2.000%, 8/1/22	100,000	92,992
GlaxoSmithKline Capital plc 1.500%, 5/8/17	50,000	50,548
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	212,172
2.800%, 3/18/23	100,000	97,189

Johnson & Johnson 3.375%, 12/5/23	$100,000	$104,630
Merck & Co., Inc.
1.300%, 5/18/18	250,000	247,232
2.400%, 9/15/22	150,000	145,559
Mylan, Inc. 1.800%, 6/24/16	200,000	203,034
Novartis Capital Corp. 3.400%, 5/6/24	250,000	253,819
Novartis Securities Investment Ltd. 5.125%, 2/10/19	250,000	284,895
Pfizer, Inc.
4.650%, 3/1/18	50,000	55,527
6.200%, 3/15/19	100,000	118,977
2.100%, 5/15/19	250,000	251,182
3.400%, 5/15/24	250,000	253,772
Sanofi S.A.
1.250%, 4/10/18	250,000	246,677
4.000%, 3/29/21	75,000	81,232
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	200,000	191,662
Zoetis, Inc. 3.250%, 2/1/23	150,000	148,165

		3,601,200

Total Health Care		28,120,692

Industrials (1.1%)
Aerospace & Defense (0.2%)
Embraer S.A. 5.150%, 6/15/22	75,000	80,719
General Dynamics Corp. 3.875%, 7/15/21	100,000	106,998
Honeywell International, Inc.
5.400%, 3/15/16	94,000	101,777
5.300%, 3/1/18	85,000	96,323
L-3 Communications Corp. 3.950%, 11/15/16	250,000	265,463
Lockheed Martin Corp. 4.250%, 11/15/19	150,000	165,515
Northrop Grumman Corp. 3.500%, 3/15/21	100,000	104,146
Precision Castparts Corp. 2.500%, 1/15/23	75,000	71,653
Raytheon Co. 6.400%, 12/15/18	50,000	59,266
Textron, Inc. 4.300%, 3/1/24	100,000	103,929
TransDigm, Inc.
6.000%, 7/15/22§	700,000	717,938
6.500%, 7/15/24§	700,000	724,500
United Technologies Corp.
6.125%, 2/1/19	233,000	275,241
3.100%, 6/1/22	50,000	50,568

		2,924,036

Air Freight & Logistics (0.2%)
CEVA Group plc 4.000%, 5/1/18§	2,100,000	1,953,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

FedEx Corp. 2.625%, 8/1/22	$50,000	$47,993
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	68,378
3.125%, 1/15/21	200,000	209,292

		2,278,663

Airlines (0.0%)
American Airlines, Inc. Series 2013-2 A 4.950%, 1/15/23§	194,080	210,092
Southwest Airlines Co. 5.750%, 12/15/16	50,000	54,875

		264,967

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc. 4.625%, 3/15/24	100,000	103,476
Republic Services, Inc. 5.250%, 11/15/21	100,000	113,953
Waste Management, Inc. 7.375%, 3/11/19	152,000	184,479

		401,908

Construction & Engineering (0.2%)
ABB Finance USA, Inc. 2.875%, 5/8/22	150,000	149,103
Abengoa Finance S.A.U. 8.875%, 11/1/17§	1,600,000	1,808,000
URS Corp. 3.850%, 4/1/17	150,000	156,208

		2,113,311

Electrical Equipment (0.0%)
Eaton Corp. 2.750%, 11/2/22	150,000	144,898
Emerson Electric Co. 2.625%, 2/15/23	150,000	145,520

		290,418

Industrial Conglomerates (0.1%)
Danaher Corp.
2.300%, 6/23/16	50,000	51,562
3.900%, 6/23/21	50,000	53,826
General Electric Co. 2.700%, 10/9/22	250,000	244,641
Koninklijke Philips N.V. 3.750%, 3/15/22	100,000	104,411
Pentair Finance S.A. 3.150%, 9/15/22	150,000	146,426
Roper Industries, Inc. 3.125%, 11/15/22	100,000	97,307
Tyco Electronics Group S.A. 6.550%, 10/1/17	100,000	115,585

		813,758

Machinery (0.3%)
Caterpillar, Inc. 2.600%, 6/26/22	100,000	97,686
Deere & Co.
4.375%, 10/16/19	150,000	166,476
2.600%, 6/8/22	100,000	97,763

Dynacast International LLC/Dynacast Finance, Inc. 9.250%, 7/15/19	$2,000,000	$2,200,000
Flowserve Corp. 4.000%, 11/15/23	100,000	101,836
Navistar International Corp. 8.250%, 11/1/21	1,100,000	1,150,930
Stanley Black & Decker, Inc. 2.900%, 11/1/22	100,000	97,508

		3,912,199

Marine (0.0%)
Stena AB 7.000%, 2/1/24§	300,000	319,500

Road & Rail (0.0%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	132,003
3.750%, 4/1/24	25,000	25,836
Canadian National Railway Co. 5.550%, 5/15/18	48,000	54,362
CSX Corp. 7.375%, 2/1/19	100,000	122,055
Norfolk Southern Corp. 5.900%, 6/15/19	40,000	46,753
Ryder System, Inc. 3.500%, 6/1/17	100,000	106,285
Union Pacific Corp. 5.700%, 8/15/18	100,000	115,683

		602,977

Trading Companies & Distributors (0.1%)
Air Lease Corp. 3.875%, 4/1/21	150,000	153,000
GATX Corp. 2.375%, 7/30/18	150,000	151,250
International Lease Finance Corp. 8.750%, 3/15/17	1,000,000	1,162,500
United Rentals North America, Inc. 8.375%, 9/15/20	500,000	547,500

		2,014,250

Total Industrials		15,935,987

Information Technology (2.4%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	130,674
4.450%, 1/15/20	250,000	276,484
3.625%, 3/4/24	150,000	154,128
Juniper Networks, Inc. 4.600%, 3/15/21	50,000	53,826

		615,112

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp. 2.550%, 1/30/19	100,000	101,343
CDW LLC/CDW Finance Corp. 8.500%, 4/1/19	2,500,000	2,706,250

		2,807,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Internet Software & Services (0.0%)
eBay, Inc.
3.250%, 10/15/20		$50,000	$51,776
2.600%, 7/15/22		100,000	95,533
Google, Inc. 2.125%, 5/19/16		100,000	102,988

			250,297

IT Services (1.1%)
Computer Sciences Corp. 4.450%, 9/15/22		100,000	104,638
Fidelity National Information Services, Inc. 3.500%, 4/15/23		100,000	97,614
First Data Corp.
8.250%, 1/15/21§		4,009,000	4,399,877
12.625%, 1/15/21		4,100,000	5,032,750
10.000%, 1/15/22 PIK§		2,014,000	2,230,505
Fiserv, Inc.
6.800%, 11/20/17		100,000	115,846
4.750%, 6/15/21		100,000	108,807
International Business Machines Corp.
5.700%, 9/14/17		350,000	399,303
1.950%, 2/12/19		200,000	201,295
3.375%, 8/1/23		150,000	151,762
MasterCard, Inc. 3.375%, 4/1/24		50,000	50,746
SRA International, Inc.
6.500%, 7/20/18 (b)		1,157,143	1,159,312
11.000%, 10/1/19		500,000	535,000
Western Union Co. 5.930%, 10/1/16		150,000	164,743
Xerox Corp. 4.500%, 5/15/21		150,000	161,952

			14,914,150

Semiconductors & Semiconductor Equipment (0.7%)
Applied Materials, Inc. 4.300%, 6/15/21		100,000	108,501
Freescale Semiconductor, Inc.
10.750%, 8/1/20		3,852,000	4,352,760
5.000%, 5/15/21§		5,000,000	5,112,500
Intel Corp.
3.300%, 10/1/21		100,000	103,414
2.700%, 12/15/22		150,000	145,585

			9,822,760

Software (0.3%)
Autodesk, Inc. 1.950%, 12/15/17		50,000	50,477
BMC Software Finance, Inc. 8.125%, 7/15/21§		2,500,000	2,562,500
Boxer Parent Co., Inc. 9.750%, 10/15/19 PIK§		300,000	292,500
CA, Inc. 2.875%, 8/15/18		200,000	204,574
Infor US, Inc. 9.375%, 4/1/19		400,000	445,500

Microsoft Corp.
1.625%, 9/25/15		$100,000	$101,509
1.000%, 5/1/18		200,000	197,644
4.000%, 2/8/21		150,000	164,992
Oracle Corp.
5.750%, 4/15/18		250,000	286,875
2.375%, 1/15/19		150,000	152,492
2.500%, 10/15/22		200,000	191,330

			4,650,393

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
1.000%, 5/3/18		500,000	488,523
3.450%, 5/6/24		250,000	251,176
EMC Corp. 1.875%, 6/1/18		250,000	251,643
Hewlett-Packard Co.
3.300%, 12/9/16		300,000	315,250
5.500%, 3/1/18		156,000	176,517
2.750%, 1/14/19		150,000	153,905
NetApp, Inc. 2.000%, 12/15/17		150,000	152,086
Seagate HDD Cayman 4.750%, 6/1/23§		75,000	75,563

			1,864,663

Total Information Technology			34,924,968

Materials (0.9%)
Chemicals (0.3%)
Agrium, Inc. 3.150%, 10/1/22		50,000	48,824
Dow Chemical Co.
8.550%, 5/15/19		150,000	193,160
3.000%, 11/15/22		150,000	147,174
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	103,841
6.000%, 7/15/18		250,000	291,734
Eastman Chemical Co. 3.600%, 8/15/22		100,000	102,374
Ecolab, Inc. 3.000%, 12/8/16		250,000	261,334
INEOS Group Holdings S.A. 5.875%, 2/15/19§		300,000	305,625
Lubrizol Corp. 8.875%, 2/1/19		55,000	70,567
LyondellBasell Industries N.V. 6.000%, 11/15/21		200,000	238,442
Monsanto Co.
2.750%, 7/15/21		60,000	59,946
Orion Engineered Carbons Bondco GmbH 10.000%, 6/15/18§	EUR	1,200,000	1,769,519
Potash Corp. of Saskatchewan, Inc. 3.250%, 12/1/17		$200,000	210,713

			3,803,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Construction Materials (0.1%)
Cemex S.A.B. de C.V.
9.000%, 1/11/18§	$644,000	$691,334
7.250%, 1/15/21§	1,000,000	1,101,497
CRH America, Inc. 6.000%, 9/30/16	83,000	91,723

		1,884,554

Metals & Mining (0.5%)
Allegheny Technologies, Inc. 5.950%, 1/15/21	100,000	110,056
AngloGold Ashanti Holdings plc 8.500%, 7/30/20	800,000	893,000
Barrick Gold Corp.
3.850%, 4/1/22	100,000	98,983
4.100%, 5/1/23	150,000	149,334
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	50,000	53,429
6.500%, 4/1/19	160,000	191,735
Cliffs Natural Resources, Inc. 3.950%, 1/15/18	200,000	202,605
First Quantum Minerals Ltd.
6.750%, 2/15/20§	1,035,000	1,063,463
7.000%, 2/15/21§	1,035,000	1,064,756
FMG Resources Pty Ltd. 6.875%, 2/1/18§	1,000,000	1,050,000
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17	100,000	102,066
3.100%, 3/15/20	200,000	202,112
3.875%, 3/15/23	150,000	149,282
Goldcorp, Inc.
2.125%, 3/15/18	100,000	100,134
Newmont Mining Corp. 3.500%, 3/15/22	100,000	96,438
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	100,000	131,010
Rio Tinto Finance USA plc
1.375%, 6/17/16	350,000	353,303
3.500%, 3/22/22	100,000	102,217
Teck Resources Ltd.
3.150%, 1/15/17	50,000	52,104
4.500%, 1/15/21	100,000	105,064
Vale Overseas Ltd.
6.250%, 1/11/16	150,000	161,226
4.375%, 1/11/22	150,000	154,005

		6,586,322

Paper & Forest Products (0.0%)
International Paper Co.
7.500%, 8/15/21	50,000	63,639
4.750%, 2/15/22	150,000	165,974

		229,613

Total Materials		12,503,742

Telecommunication Services (3.1%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
2.950%, 5/15/16	50,000	51,922

5.500%, 2/1/18	$525,000	$594,107
3.000%, 2/15/22	100,000	99,494
2.625%, 12/1/22	250,000	239,039
British Telecommunications plc 5.950%, 1/15/18	100,000	114,059
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19	1,000,000	1,055,000
7.375%, 6/1/20	2,000,000	2,180,000
6.500%, 4/30/21	1,000,000	1,065,000
5.750%, 1/15/24	1,000,000	1,021,875
CenturyLink, Inc. 6.750%, 12/1/23	400,000	438,520
Frontier Communications Corp. 8.500%, 4/15/20	700,000	827,750
Orange S.A. 2.125%, 9/16/15	100,000	101,463
Qwest Corp. 6.750%, 12/1/21	100,000	115,773
Telecom Italia S.p.A.
5.303%, 5/30/24§	2,000,000	2,002,400
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	299,000	329,610
4.570%, 4/27/23	150,000	159,007
Verizon Communications, Inc.
4.900%, 9/15/15	82,000	86,286
2.500%, 9/15/16	500,000	514,451
1.350%, 6/9/17	250,000	250,181
2.550%, 6/17/19	250,000	253,782
2.450%, 11/1/22	200,000	186,962
5.150%, 9/15/23	3,900,000	4,339,532
Virgin Media Secured Finance plc 5.500%, 1/15/25§	2,000,000	2,076,250
Wind Acquisition Finance S.A. 7.375%, 4/23/21§	1,000,000	1,072,500

		19,174,963

Wireless Telecommunication Services (1.8%)
America Movil S.A.B. de C.V. 5.000%, 3/30/20	200,000	222,004
Rogers Communications, Inc. 6.800%, 8/15/18	100,000	118,607
Sprint Communications, Inc.
9.000%, 11/15/18§	3,500,000	4,248,125
7.000%, 8/15/20	1,000,000	1,105,000
11.500%, 11/15/21	2,500,000	3,412,500
Sprint Corp. 7.875%, 9/15/23§	4,700,000	5,234,860
T-Mobile USA, Inc.
6.633%, 4/28/21	5,000,000	5,412,500
6.731%, 4/28/22	5,000,000	5,406,000
Vodafone Group plc
5.450%, 6/10/19	200,000	229,072
2.950%, 2/19/23	150,000	144,972

		25,533,640

Total Telecommunication Services		44,708,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Utilities (1.5%)
Electric Utilities (0.3%)
Baltimore Gas & Electric Co. 5.900%, 10/1/16	$122,000	$135,286
Commonwealth Edison Co. 6.150%, 9/15/17	144,000	165,492
3.400%, 9/1/21	100,000	103,765
Connecticut Light & Power Co. 2.500%, 1/15/23	150,000	143,175
DTE Electric Co. 3.450%, 10/1/20	100,000	104,559
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	31,673
Duke Energy Corp. 2.100%, 6/15/18	250,000	254,132
5.050%, 9/15/19	165,000	186,645
Duke Energy Indiana, Inc. 3.750%, 7/15/20	100,000	107,109
Edison International 3.750%, 9/15/17	100,000	106,388
Entergy Corp.
4.700%, 1/15/17	200,000	214,851
5.125%, 9/15/20	50,000	55,657
Georgia Power Co. 3.000%, 4/15/16	250,000	260,444
Hydro-Quebec 2.000%, 6/30/16	150,000	153,926
LG&E and KU Energy LLC 3.750%, 11/15/20	100,000	105,493
NextEra Energy Capital Holdings, Inc. 7.875%, 12/15/15	100,000	109,879
2.700%, 9/15/19	200,000	202,508
Northern States Power Co.
5.250%, 3/1/18	25,000	28,125
2.150%, 8/15/22	100,000	94,927
Ohio Power Co. 6.000%, 6/1/16	65,000	71,376
Oncor Electric Delivery Co. LLC 2.150%, 6/1/19§	250,000	250,532
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	105,501
3.750%, 2/15/24	250,000	260,072
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	80,253
3.950%, 3/15/24	100,000	103,790
Progress Energy, Inc. 4.400%, 1/15/21	100,000	109,000
Southern California Edison Co. 3.875%, 6/1/21	50,000	53,783
Southwestern Electric Power Co. 6.450%, 1/15/19	100,000	118,472
Virginia Electric & Power Co. 5.950%, 9/15/17	100,000	114,708
Wisconsin Electric Power Co. 2.950%, 9/15/21	50,000	50,462
Xcel Energy, Inc. 4.700%, 5/15/20	100,000	111,035

		3,993,018

Gas Utilities (0.4%)
Atmos Energy Corp. 8.500%, 3/15/19	$70,000	$89,377
EP Energy LLC/EP Energy Finance, Inc. 9.375%, 5/1/20	2,500,000	2,871,875
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.500%, 4/1/19§	1,000,000	955,000
Sabine Pass Liquefaction LLC 5.750%, 5/15/24§	2,000,000	2,090,000

		6,006,252

Independent Power and Renewable Electricity Producers (0.7%)
Calpine Corp.
7.875%, 7/31/20§	640,000	695,200
7.500%, 2/15/21§	800,000	869,000
7.875%, 1/15/23§	800,000	896,000
GenOn Energy, Inc. 7.875%, 6/15/17	1,800,000	1,917,000
InterGen N.V. 7.000%, 6/30/23§	5,000,000	5,162,500
PSEG Power LLC 5.500%, 12/1/15	325,000	348,419
Tennessee Valley Authority 5.500%, 7/18/17	500,000	566,078

		10,454,197

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	70,000	80,099
2.000%, 11/15/18	60,000	60,117
3.750%, 11/15/23	250,000	258,448
Consolidated Edison Co. of New York, Inc.
5.375%, 12/15/15	85,000	90,858
5.850%, 4/1/18	175,000	201,386
Consumers Energy Co.
2.850%, 5/15/22	50,000	50,315
3.375%, 8/15/23	100,000	102,593
Dominion Resources, Inc. 8.875%, 1/15/19	163,000	208,938
DTE Energy Co. 6.350%, 6/1/16	60,000	66,296
NiSource Finance Corp.
6.400%, 3/15/18	100,000	116,211
6.125%, 3/1/22	100,000	117,831
San Diego Gas & Electric Co. 3.600%, 9/1/23	150,000	156,924
Sempra Energy 3.550%, 6/15/24	250,000	251,629

		1,761,645

Total Utilities		22,215,112

Total Corporate Bonds		360,654,475

Government Securities (15.9%)
Foreign Governments (0.6%)
Export-Import Bank of Korea
4.000% 1/11/17	250,000	265,984
4.000% 1/14/24	250,000	265,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Federative Republic of Brazil
8.000% 1/15/18 (b)	$237,333	$263,677
5.875% 1/15/19	355,000	406,475
4.875% 1/22/21	250,000	273,080
Japan Bank for International Cooperation 1.750% 5/29/19	300,000	298,639
Japan Finance Corp.
2.500% 1/21/16	100,000	103,093
2.500% 5/18/16	200,000	208,311
Korea Development Bank 3.250% 3/9/16	200,000	207,039
Province of British Columbia 2.000% 10/23/22	200,000	189,217
Province of New Brunswick 2.750% 6/15/18	50,000	51,568
Province of Nova Scotia 5.125% 1/26/17	50,000	55,183
Province of Ontario 4.750% 1/19/16	47,000	50,072
1.100% 10/25/17	500,000	497,055
2.000% 9/27/18	250,000	253,621
2.450% 6/29/22	150,000	146,175
Province of Quebec
2.750% 8/25/21	200,000	199,630
2.625% 2/13/23	200,000	193,753
Republic of Colombia
7.375% 3/18/19	250,000	304,375
4.000% 2/26/24	200,000	206,380
Republic of Italy
4.750% 1/25/16	49,000	52,235
5.250% 9/20/16	250,000	272,905
6.875% 9/27/23	100,000	127,586
Republic of Peru 7.125% 3/30/19	260,000	317,200
Republic of Philippines 6.500% 1/20/20	250,000	297,812
Republic of Poland
5.000% 10/19/15	33,000	34,892
6.375% 7/15/19 (b)	150,000	177,172
5.000% 3/23/22 (b)	150,000	165,601
4.000% 1/22/24	100,000	103,879
Republic of South Africa 5.500% 3/9/20	150,000	163,875
Republic of Turkey 6.750% 4/3/18	250,000	281,875
7.500% 11/7/19	200,000	236,500
3.250% 3/23/23	250,000	229,375
Svensk Exportkredit AB 0.625% 5/31/16	250,000	250,119
United Mexican States
5.625% 1/15/17	250,000	277,867
5.125% 1/15/20	300,000	339,900
4.000% 10/2/23	250,000	262,500

		8,030,196

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A 2.107% 7/1/18	100,000	100,179

New Jersey Economic Development Authority, School Facilities Construction Refunding Bonds, Series QQ 1.096% 6/15/16	$50,000	$49,917
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM (Zero Coupon), 2/15/20	50,000	41,969
State of California Taxable Various Purpose, General Obligation Bonds, Series 2010 6.650% 3/1/22	140,000	174,181
State of Illinois, General Obligation Bonds, Series 2011 5.365% 3/1/17	150,000	164,158
5.877% 3/1/19	50,000	56,327

		586,731

Supranational (0.6%)
Asian Development Bank 1.750% 9/11/18	250,000	252,784
European Bank for Reconstruction & Development
1.625% 9/3/15	100,000	101,548
1.000% 6/15/18	250,000	246,225
1.625% 11/15/18	150,000	150,403
European Investment Bank
4.625% 10/20/15	665,000	701,848
0.625% 4/15/16	500,000	501,009
2.500% 5/16/16	100,000	103,654
1.750% 3/15/17	500,000	511,469
5.125% 5/30/17	250,000	279,755
1.000% 8/17/17	500,000	499,007
1.000% 6/15/18	250,000	246,017
1.625% 12/18/18	150,000	150,281
1.750% 6/17/19	500,000	499,650
4.000% 2/16/21	200,000	221,833
Inter-American Development Bank
1.375% 10/18/16	500,000	507,579
1.000% 7/14/17	500,000	499,657
3.875% 2/14/20	150,000	165,081
3.000% 10/4/23	250,000	253,729
International Bank for Reconstruction & Development
0.375% 11/16/15	150,000	150,001
2.125% 3/15/16	500,000	514,002
0.500% 5/16/16	500,000	499,874
1.875% 3/15/19	250,000	252,232
2.125% 2/13/23	200,000	193,510
International Finance Corp.
1.125% 11/23/16	250,000	252,306
0.875% 6/15/18	250,000	244,914

		7,998,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

U.S. Government Agencies (1.4%)
Federal Farm Credit Bank 4.875% 1/17/17	$180,000	$198,502
Federal Home Loan Bank
0.500% 11/20/15	1,500,000	1,504,750
0.875% 5/24/17	3,500,000	3,501,396
5.250% 6/5/17	195,000	219,144
Federal Home Loan Mortgage Corp.
1.750% 9/10/15	4,000,000	4,072,763
5.125% 11/17/17	1,390,000	1,574,872
4.875% 6/13/18	409,000	464,518
1.375% 5/1/20	700,000	679,581
2.375% 1/13/22	1,850,000	1,846,384
Federal National Mortgage Association
4.375% 10/15/15	400,000	421,091
0.750% 11/14/16	1,000,000	1,000,010
0.750% 11/25/16	600,000	599,911
(Zero Coupon), 6/1/17	650,000	632,536
5.375% 6/12/17	1,371,000	1,547,867
0.875% 5/21/18	1,050,000	1,031,226
1.875% 9/18/18	600,000	609,301

		19,903,852

U.S. Treasuries (13.3%)
U.S. Treasury Bonds
8.750% 5/15/17	501,000	613,696
8.125% 8/15/19	1,204,000	1,589,374
8.500% 2/15/20	592,000	806,746
U.S. Treasury Notes
0.250% 7/15/15	3,000,000	3,002,944
1.750% 7/31/15	900,000	915,535
1.250% 8/31/15	2,400,000	2,430,750
1.250% 9/30/15	1,000,000	1,013,437
1.250% 10/31/15	2,400,000	2,433,774
0.375% 11/15/15	1,000,000	1,002,271
1.375% 11/30/15	2,000,000	2,032,344
2.125% 12/31/15	5,500,000	5,653,345
0.375% 1/15/16	2,500,000	2,503,906
2.000% 1/31/16	2,600,000	2,670,307
2.125% 2/29/16	2,800,000	2,884,000
0.250% 4/15/16	2,800,000	2,793,547
0.250% 5/15/16	5,600,000	5,584,223
5.125% 5/15/16	2,500,000	2,720,117
3.250% 5/31/16	4,000,000	4,216,934
1.500% 6/30/16	13,000,000	13,267,997
3.250% 6/30/16	685,000	723,050
0.625% 8/15/16	1,500,000	1,503,574
4.875% 8/15/16	372,000	406,338
0.875% 9/15/16	1,500,000	1,510,928
0.625% 10/15/16	2,500,000	2,502,588
3.125% 10/31/16	465,000	492,355
3.250% 12/31/16	100,000	106,406
0.750% 1/15/17	550,000	550,913
0.875% 1/31/17	5,600,000	5,624,937
0.625% 2/15/17	2,000,000	1,995,020
3.000% 2/28/17	840,000	890,137
3.250% 3/31/17	3,050,000	3,255,845
0.875% 4/30/17	1,000,000	1,001,787
0.750% 6/30/17	1,000,000	995,967
2.500% 6/30/17	5,750,000	6,023,574
0.500% 7/31/17	1,700,000	1,677,472

4.750% 8/15/17	$3,900,000	$4,359,164
0.625% 9/30/17	700,000	691,318
1.875% 9/30/17	2,250,000	2,312,183
0.750% 10/31/17	3,000,000	2,970,996
4.250% 11/15/17	730,000	807,562
0.750% 12/31/17	4,000,000	3,949,297
2.750% 12/31/17	2,000,000	2,113,301
2.625% 1/31/18	1,000,000	1,052,324
0.750% 2/28/18	1,250,000	1,230,383
2.750% 2/28/18	2,100,000	2,220,094
2.875% 3/31/18	1,600,000	1,698,625
0.625% 4/30/18	2,000,000	1,952,832
2.625% 4/30/18	1,800,000	1,894,078
1.375% 7/31/18	1,250,000	1,251,636
1.375% 9/30/18	1,500,000	1,498,140
1.250% 10/31/18	3,800,000	3,770,758
1.250% 11/30/18	1,600,000	1,585,531
1.500% 12/31/18	3,290,000	3,291,735
1.250% 1/31/19	4,250,000	4,202,063
1.375% 2/28/19	1,200,000	1,191,187
1.500% 2/28/19	2,500,000	2,495,874
1.625% 3/31/19	1,000,000	1,002,920
1.250% 4/30/19	2,200,000	2,167,000
1.625% 4/30/19	800,000	801,523
3.125% 5/15/19	900,000	965,162
1.500% 5/31/19	6,500,000	6,467,436
1.000% 6/30/19	1,300,000	1,259,946
3.375% 11/15/19	1,065,000	1,157,179
1.000% 11/30/19	1,100,000	1,057,364
3.625% 2/15/20	695,000	764,398
3.500% 5/15/20	3,950,000	4,318,731
1.375% 5/31/20	450,000	437,445
2.000% 7/31/20	500,000	502,690
2.625% 8/15/20	1,825,000	1,899,230
2.000% 9/30/20	500,000	500,938
2.625% 11/15/20	300,000	311,616
2.375% 12/31/20	800,000	817,250
3.625% 2/15/21	3,350,000	3,687,192
3.125% 5/15/21	9,000,000	9,608,555
2.125% 6/30/21	800,000	799,875
2.125% 8/15/21	1,550,000	1,549,001
2.000% 11/15/21	3,000,000	2,962,441
2.000% 2/15/22	750,000	738,340
1.750% 5/15/22	1,500,000	1,443,867
2.000% 2/15/23	3,050,000	2,961,359
1.750% 5/15/23	3,700,000	3,504,666
2.500% 8/15/23	650,000	653,872
2.750% 11/15/23	1,650,000	1,691,137
2.750% 2/15/24	450,000	460,222
2.500% 5/15/24	1,500,000	1,497,891

		189,924,465

Total Government Securities		226,443,612

Total Long-Term Debt Securities (41.9%) (Cost $567,433,102)		598,032,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co. 0.000% (b)*	200,000	$2,000

Total Consumer Discretionary		2,000

Financials (0.7%)
Thrifts & Mortgage Finance (0.7%)
Fannie Mae
6.750%*	200,000	1,824,000
7.625%*	306,800	2,868,580
8.250% (l)*	149,600	1,548,360
Freddie Mac 8.375% (l)*	288,100	3,143,171

Total Financials		9,384,111

Industrials (0.1%)
Air Freight & Logistics (0.1%)
CEVA Group plc 0.000%*(b)	31	44,950
CEVA Holdings LLC 0.000% (b)*	1,408	1,548,767

Total Industrials		1,593,717

Total Preferred Stocks (0.8%) (Cost $25,570,719)		10,979,828

CONVERTIBLE PREFERRED STOCKS:
Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Chesapeake Energy Corp. 5.750%§	2,000	2,533,750
SandRidge Energy, Inc. 7.000%	30,000	3,316,875

Total Energy		5,850,625

Financials (1.6%)
Banks (1.3%)
Bank of America Corp. 7.250%	8,210	9,581,070
Wells Fargo & Co. 7.500%	7,000	8,498,000

		18,079,070

Insurance (0.1%)
MetLife, Inc. 5.000%	31,000	990,760

Real Estate Investment Trusts (REITs) (0.2%)
FelCor Lodging Trust, Inc. 1.950%	130,000	3,394,300

Total Financials		22,464,130

Utilities (0.2%)
Multi-Utilities (0.2%)
Dominion Resources, Inc.
6.000%	12,500	725,250
6.125%	12,500	720,625

6.375%	37,100	$1,952,388

Total Utilities		3,398,263

Total Convertible Preferred Stocks (2.2%) (Cost $22,569,157)		31,713,018

COMMON STOCKS:
Consumer Discretionary (2.2%)
Auto Components (0.1%)
BorgWarner, Inc.	2,626	171,189
Delphi Automotive plc	3,176	218,319
Goodyear Tire & Rubber Co.	3,163	87,868
Johnson Controls, Inc.	7,640	381,465

		858,841

Automobiles (0.3%)
Ford Motor Co.	145,514	2,508,661
General Motors Co.	55,654	2,020,240
Harley-Davidson, Inc.	2,509	175,254

		4,704,155

Distributors (0.0%)
Genuine Parts Co.	1,764	154,879

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	50	35,906
H&R Block, Inc.	3,145	105,420

		141,326

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	5,039	189,718
Chipotle Mexican Grill, Inc.*	357	211,526
Darden Restaurants, Inc.	1,511	69,914
Marriott International, Inc., Class A	2,522	161,660
McDonald’s Corp.	11,379	1,146,321
Starbucks Corp.	8,664	670,420
Starwood Hotels & Resorts
Worldwide, Inc.	2,206	178,289
Wyndham Worldwide Corp.	1,460	110,551
Wynn Resorts Ltd.	931	193,238
Yum! Brands, Inc.	5,078	412,334

		3,343,971

Household Durables (0.1%)
D.R. Horton, Inc.	3,278	80,573
Garmin Ltd.	1,406	85,626
Harman International Industries, Inc.	780	83,796
Leggett & Platt, Inc.	1,584	54,300
Lennar Corp., Class A	2,014	84,548
Mohawk Industries, Inc.*	701	96,976
Newell Rubbermaid, Inc.	3,173	98,331
PulteGroup, Inc.	3,902	78,664
Whirlpool Corp.	892	124,184

		786,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	4,291	$1,393,631
Expedia, Inc.	1,176	92,622
Netflix, Inc.*	689	303,573
Priceline Group, Inc.*	603	725,409
TripAdvisor, Inc.*	1,277	138,759

		2,653,994

Leisure Products (0.0%)
Hasbro, Inc.	1,322	70,132
Mattel, Inc.	3,896	151,827

		221,959

Media (0.5%)
Cablevision Systems Corp. – New York Group, Class A	2,468	43,560
CBS Corp. (Non-Voting), Class B	6,079	377,749
Comcast Corp., Class A	29,933	1,606,804
Dex Media, Inc.*	23,148	257,869
DIRECTV*	5,391	458,289
Discovery Communications, Inc., Class A*	2,505	186,071
Gannett Co., Inc.	2,597	81,312
Interpublic Group of Cos., Inc.	4,856	94,741
News Corp., Class A*	5,710	102,437
Omnicom Group, Inc.	2,970	211,523
Scripps Networks Interactive, Inc., Class A	1,229	99,721
Time Warner Cable, Inc.	3,206	472,244
Time Warner, Inc.	10,153	713,248
Twenty-First Century Fox, Inc., Class A	22,038	774,636
Viacom, Inc., Class B	4,500	390,285
Walt Disney Co.	18,544	1,589,963

		7,460,452

Multiline Retail (0.3%)
Dollar General Corp.*	3,486	199,957
Dollar Tree, Inc.*	2,374	129,288
Family Dollar Stores, Inc.	1,095	72,423
Kohl’s Corp.	2,236	117,792
Macy’s, Inc.	4,143	240,377
Nordstrom, Inc.	1,612	109,503
Target Corp.	67,288	3,899,340

		4,768,680

Specialty Retail (0.3%)
AutoNation, Inc.*	721	43,029
AutoZone, Inc.*	382	204,844
Bed Bath & Beyond, Inc.*	2,342	134,384
Best Buy Co., Inc.	3,158	97,930
CarMax, Inc.*	2,529	131,533
GameStop Corp., Class A	1,309	52,975
Gap, Inc.	2,984	124,045
Home Depot, Inc.	15,751	1,275,201
L Brands, Inc.	2,817	165,245
Lowe’s Cos., Inc.	11,476	550,733
O’Reilly Automotive, Inc.*	1,219	183,581
PetSmart, Inc.	1,135	67,873

Ross Stores, Inc.	2,440	$161,357
Staples, Inc.	7,408	80,303
Tiffany & Co.	1,274	127,719
TJX Cos., Inc.	8,057	428,230
Tractor Supply Co.	1,588	95,915
Urban Outfitters, Inc.*	1,161	39,311

		3,964,208

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,145	107,528
Fossil Group, Inc.*	544	56,859
Michael Kors Holdings Ltd.*	2,065	183,062
NIKE, Inc., Class B	8,489	658,322
PVH Corp.	944	110,070
Ralph Lauren Corp.	672	107,984
Under Armour, Inc., Class A*	1,858	110,532
VF Corp.	3,958	249,354

		1,583,711

Total Consumer Discretionary		30,643,174

Consumer Staples (2.1%)
Beverages (1.0%)
Brown-Forman Corp., Class B	1,862	175,344
Coca-Cola Co.	130,921	5,545,814
Coca-Cola Enterprises, Inc.	2,684	128,241
Constellation Brands, Inc., Class A*	1,939	170,884
Dr. Pepper Snapple Group, Inc.	2,254	132,039
Molson Coors Brewing Co., Class B	1,824	135,268
Monster Beverage Corp.*	1,552	110,239
PepsiCo, Inc.	80,455	7,187,850

		13,585,679

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	5,044	580,867
CVS Caremark Corp.	13,460	1,014,480
Kroger Co.	5,859	289,610
Safeway, Inc.	2,639	90,623
Sysco Corp.	6,720	251,664
Walgreen Co.	10,106	749,158
Wal-Mart Stores, Inc.	18,557	1,393,074
Whole Foods Market, Inc.	4,222	163,096

		4,532,572

Food Products (0.3%)
Archer-Daniels-Midland Co.	7,528	332,060
Campbell Soup Co.	2,051	93,956
ConAgra Foods, Inc.	4,835	143,503
General Mills, Inc.	7,069	371,405
Hershey Co.	1,714	166,892
Hormel Foods Corp.	1,542	76,098
J.M. Smucker Co.	1,190	126,818
Kellogg Co.	2,929	192,435
Keurig Green Mountain, Inc.	1,458	181,682
Kraft Foods Group, Inc.	6,849	410,598
McCormick & Co., Inc. (Non-Voting)	1,497	107,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Mead Johnson Nutrition Co.	2,323	$216,434
Mondelez International, Inc., Class A	19,468	732,192
Nestle S.A. (Registered)	15,000	1,162,043
Tyson Foods, Inc., Class A	3,158	118,551

		4,431,837

Household Products (0.3%)
Clorox Co.	1,476	134,906
Colgate-Palmolive Co.	10,009	682,414
Kimberly-Clark Corp.	4,335	482,139
Procter & Gamble Co.	31,158	2,448,707

		3,748,166

Personal Products (0.0%)
Avon Products, Inc.	4,973	72,656
Estee Lauder Cos., Inc., Class A	2,904	215,651

		288,307

Tobacco (0.2%)
Altria Group, Inc.	22,867	959,042
Lorillard, Inc.	4,168	254,123
Philip Morris International, Inc.	18,110	1,526,854
Reynolds American, Inc.	3,576	215,812

		2,955,831

Total Consumer Staples		29,542,392

Energy (6.8%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	53,815	4,006,527
Cameron International Corp.*	2,345	158,780
Diamond Offshore Drilling, Inc.	781	38,761
Ensco plc, Class A	2,683	149,094
FMC Technologies, Inc.*	2,701	164,950
Halliburton Co.	121,620	8,636,236
Helmerich & Payne, Inc.	1,242	144,209
Nabors Industries Ltd.	2,999	88,081
National Oilwell Varco, Inc.	4,936	406,480
Noble Corp. plc	2,915	97,827
Rowan Cos., plc, Class A	1,418	45,277
Schlumberger Ltd.	14,993	1,768,424
Transocean Ltd.	53,909	2,427,522

		18,132,168

Oil, Gas & Consumable Fuels (5.5%)
Anadarko Petroleum Corp.	5,813	636,349
Apache Corp.	4,438	446,552
BP plc (ADR)	250,000	13,187,500
Cabot Oil & Gas Corp.	4,793	163,633
Canadian Oil Sands Ltd.	250,000	5,665,152
Chesapeake Energy Corp.	5,817	180,792
Chevron Corp.	68,221	8,906,251
Cimarex Energy Co.	1,206	173,013
ConocoPhillips Co.	14,134	1,211,708
CONSOL Energy, Inc.	2,638	121,533
Denbury Resources, Inc.	4,026	74,320
Devon Energy Corp.	4,410	350,154

EOG Resources, Inc.	6,290	$735,049
EQT Corp.	1,744	186,434
Exxon Mobil Corp.	127,243	12,810,825
Hess Corp.	3,035	300,131
Kinder Morgan, Inc.	7,682	278,549
Marathon Oil Corp.	7,775	310,378
Marathon Petroleum Corp.	3,319	259,114
Murphy Oil Corp.	1,936	128,705
Newfield Exploration Co.*	1,560	68,952
Noble Energy, Inc.	4,132	320,065
Occidental Petroleum Corp.	9,043	928,083
ONEOK, Inc.	2,387	162,507
Peabody Energy Corp.	3,098	50,652
Phillips 66	6,512	523,760
Pioneer Natural Resources Co.	1,645	378,037
QEP Resources, Inc.	2,060	71,070
Range Resources Corp.	1,937	168,422
Royal Dutch Shell plc (ADR)	226,300	18,640,331
Southwestern Energy Co.*	4,057	184,553
Spectra Energy Corp.	57,714	2,451,691
Tesoro Corp.	1,482	86,949
Total S.A. (ADR)	35,000	2,527,000
Valero Energy Corp.	6,138	307,514
Williams Cos., Inc.	101,698	5,919,841

		78,915,569

Total Energy		97,047,737

Financials (4.9%)
Banks (3.2%)
Bank of America Corp.	571,078	8,777,469
Barclays plc	300,000	1,092,558
BB&T Corp.	8,263	325,810
Citigroup, Inc.	34,976	1,647,370
Comerica, Inc.	2,084	104,533
Fifth Third Bancorp	9,775	208,696
HSBC Holdings plc	500,000	5,073,445
Huntington Bancshares, Inc./Ohio	9,487	90,506
JPMorgan Chase & Co.	193,580	11,154,080
KeyCorp.	10,142	145,335
M&T Bank Corp.	1,511	187,439
PNC Financial Services Group, Inc.	6,146	547,301
Regions Financial Corp.	15,840	168,221
SunTrust Banks, Inc./Georgia	6,126	245,407
U.S. Bancorp/Minnesota	20,894	905,128
Wells Fargo & Co.	275,568	14,483,854
Zions Bancorp	2,114	62,300

		45,219,452

Capital Markets (0.3%)
Affiliated Managers Group, Inc.*	636	130,635
Ameriprise Financial, Inc.	2,183	261,960
Bank of New York Mellon Corp.	13,121	491,775
BlackRock, Inc.	1,440	460,224
Charles Schwab Corp.	13,470	362,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

E*TRADE Financial Corp.*	3,300	$70,158
Franklin Resources, Inc.	4,619	267,163
Goldman Sachs Group, Inc.	4,787	801,535
Invesco Ltd.	4,971	187,655
Legg Mason, Inc.	1,175	60,289
Morgan Stanley	16,105	520,675
Northern Trust Corp.	2,553	163,928
State Street Corp.	4,955	333,273
T. Rowe Price Group, Inc.	3,021	255,003

		4,367,020

Consumer Finance (0.1%)
American Express Co.	10,480	994,238
Capital One Financial Corp.	6,577	543,260
Discover Financial Services	5,363	332,399
Navient Corp.	4,843	85,769

		1,955,666

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	20,733	2,623,969
CME Group, Inc./Illinois	3,629	257,478
Intercontinental Exchange, Inc.	1,323	249,915
Leucadia National Corp.	3,634	95,283
McGraw Hill Financial, Inc.	3,129	259,801
Moody’s Corp.	2,161	189,433
NASDAQ OMX Group, Inc.	1,344	51,905

		3,727,784

Insurance (0.6%)
ACE Ltd.	3,885	402,874
Aflac, Inc.	5,223	325,132
Allstate Corp.	4,991	293,072
American International Group, Inc.	16,653	908,921
Aon plc	3,410	307,207
Assurant, Inc.	819	53,685
Chubb Corp.	2,811	259,090
Cincinnati Financial Corp.	1,686	80,995
Genworth Financial, Inc., Class A*	5,690	99,006
Hartford Financial Services Group, Inc.	5,167	185,030
Lincoln National Corp.	3,029	155,812
Loews Corp.	3,506	154,299
Marsh & McLennan Cos., Inc.	6,321	327,554
MetLife, Inc.	62,955	3,497,780
Principal Financial Group, Inc.	3,142	158,608
Progressive Corp.	6,255	158,627
Prudential Financial, Inc.	5,316	471,901
Torchmark Corp.	1,006	82,412
Travelers Cos., Inc.	3,997	375,998
Unum Group	2,952	102,612
XL Group plc	3,113	101,888

		8,502,503

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	4,553	$409,679
Apartment Investment & Management Co. (REIT), Class A	1,669	53,859
AvalonBay Communities, Inc. (REIT)	1,400	199,066
Boston Properties, Inc. (REIT)	1,759	207,879
Crown Castle International Corp. (REIT)	3,838	285,010
Equity Residential (REIT)	3,861	243,243
Essex Property Trust, Inc. (REIT)	718	132,765
General Growth Properties, Inc. (REIT)	5,986	141,030
HCP, Inc. (REIT)	5,266	217,907
Health Care REIT, Inc. (REIT)	3,511	220,034
Host Hotels & Resorts, Inc. (REIT)	8,698	191,443
Kimco Realty Corp. (REIT)	4,710	108,236
Macerich Co. (REIT)	1,614	107,735
Plum Creek Timber Co., Inc. (REIT)	2,030	91,553
Prologis, Inc. (REIT)	5,744	236,021
Public Storage (REIT)	1,667	285,640
Scentre Group (REIT)*	417,231	1,258,970
Simon Property Group, Inc. (REIT)	3,575	594,451
Ventas, Inc. (REIT)	3,383	216,850
Vornado Realty Trust (REIT)	2,003	213,780
Weyerhaeuser Co. (REIT)	6,726	222,563

		5,637,714

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,198	102,464

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,436	53,436
People’s United Financial, Inc.	3,542	53,732

		107,168

Total Financials		69,619,771

Health Care (5.1%)
Biotechnology (0.3%)
Alexion Pharmaceuticals, Inc.*	2,275	355,469
Amgen, Inc.	8,715	1,031,595
Biogen Idec, Inc.*	2,730	860,796
Celgene Corp.*	9,224	792,157
Gilead Sciences, Inc.*	17,681	1,465,932
Regeneron Pharmaceuticals, Inc.*	916	258,742
Vertex Pharmaceuticals, Inc.*	2,713	256,867

		5,021,558

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories	17,287	$707,038
Baxter International, Inc.	6,243	451,369
Becton, Dickinson and Co.	2,221	262,744
Boston Scientific Corp.*	15,198	194,078
C.R. Bard, Inc.	875	125,134
CareFusion Corp.*	2,377	105,420
Covidien plc	5,188	467,854
DENTSPLY International, Inc.	1,624	76,896
Edwards Lifesciences Corp.*	1,210	103,866
Intuitive Surgical, Inc.*	441	181,604
Medtronic, Inc.	11,498	733,113
St. Jude Medical, Inc.	3,267	226,240
Stryker Corp.	3,400	286,688
Varian Medical Systems, Inc.*	1,192	99,103
Zimmer Holdings, Inc.	1,929	200,346

		4,221,493

Health Care Providers & Services (0.3%)
Aetna, Inc.	4,111	333,320
AmerisourceBergen Corp.	2,595	188,553
Cardinal Health, Inc.	3,912	268,207
Cigna Corp.	3,089	284,095
DaVita HealthCare Partners, Inc.*	2,041	147,605
Express Scripts Holding Co.*	8,896	616,760
Humana, Inc.	1,779	227,214
Laboratory Corp. of America Holdings*	972	99,533
McKesson Corp.	2,653	494,015
Patterson Cos., Inc.	934	36,902
Quest Diagnostics, Inc.	1,656	97,191
Tenet Healthcare Corp.*	1,115	52,338
UnitedHealth Group, Inc.	11,279	922,058
WellPoint, Inc.	3,217	346,181

		4,113,972

Health Care Technology (0.0%)
Cerner Corp.*	3,392	174,959

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,831	220,052
PerkinElmer, Inc.	1,294	60,611
Thermo Fisher Scientific, Inc.	4,591	541,738
Waters Corp.*	972	101,516

		923,917

Pharmaceuticals (4.1%)
AbbVie, Inc.	18,304	1,033,078
Actavis plc*	2,007	447,661
Allergan, Inc.	3,424	579,409
Bristol-Myers Squibb Co.	19,076	925,377
Eli Lilly and Co.	66,938	4,161,536
Forest Laboratories, Inc.*	3,326	329,274
Hospira, Inc.*	1,916	98,425
Johnson & Johnson	110,278	11,537,284
Merck & Co., Inc.	308,449	17,843,775
Mylan, Inc.*	4,295	221,450
Perrigo Co. plc	1,538	224,179
Pfizer, Inc.	348,447	10,341,907

Roche Holding AG	23,700	$7,068,843
Sanofi S.A. (ADR)	75,000	3,987,750
Zoetis, Inc.	5,756	185,746

		58,985,694

Total Health Care		73,441,593

Industrials (3.5%)
Aerospace & Defense (0.9%)
Boeing Co.	7,723	982,597
General Dynamics Corp.	3,748	436,829
Honeywell International, Inc.	9,014	837,851
L-3 Communications Holdings, Inc.	990	119,543
Lockheed Martin Corp.	33,068	5,315,020
Northrop Grumman Corp.	2,463	294,649
Precision Castparts Corp.	1,666	420,498
Raytheon Co.	36,698	3,385,391
Rockwell Collins, Inc.	1,555	121,508
Textron, Inc.	3,204	122,681
United Technologies Corp.	9,709	1,120,904

		13,157,471

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,702	108,571
CEVA Holdings LLC (b)*	1,065	1,171,346
Expeditors International of Washington, Inc.	2,263	99,934
FedEx Corp.	3,196	483,810
United Parcel Service, Inc., Class B	8,113	832,881

		2,696,542

Airlines (0.1%)
Delta Air Lines, Inc.	9,754	377,675
Southwest Airlines Co.	7,951	213,564

		591,239

Building Products (0.0%)
Allegion plc	1,026	58,154
Masco Corp.	4,086	90,709

		148,863

Commercial Services & Supplies (0.6%)
ADT Corp.	1,994	69,670
Cintas Corp.	1,156	73,452
Iron Mountain, Inc.	1,953	69,234
Pitney Bowes, Inc.	2,318	64,023
Republic Services, Inc.	83,066	3,154,016
Stericycle, Inc.*	972	115,104
Tyco International Ltd.	5,303	241,817
Waste Management, Inc.	97,472	4,359,923

		8,147,239

Construction & Engineering (0.0%)
Fluor Corp.	1,827	140,496
Jacobs Engineering Group, Inc.*	1,515	80,719
Quanta Services, Inc.*	2,496	86,312

		307,527

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (0.1%)
AMETEK, Inc.	2,817	$147,273
Eaton Corp. plc	5,484	423,255
Emerson Electric Co.	8,075	535,857
Rockwell Automation, Inc.	1,591	199,129

		1,305,514

Industrial Conglomerates (1.1%)
3M Co.	7,155	1,024,882
Danaher Corp.	6,923	545,048
General Electric Co.	541,471	14,229,858
Roper Industries, Inc.	1,146	167,327

		15,967,115

Machinery (0.4%)
Caterpillar, Inc.	23,285	2,530,381
Cummins, Inc.	1,967	303,488
Deere & Co.	4,185	378,952
Dover Corp.	1,913	173,987
Flowserve Corp.	1,576	117,176
Illinois Tool Works, Inc.	4,367	382,375
Ingersoll-Rand plc	2,884	180,279
Joy Global, Inc.	1,143	70,386
PACCAR, Inc.	4,078	256,221
Pall Corp.	1,258	107,421
Parker Hannifin Corp.	1,712	215,250
Pentair plc	2,236	161,260
Snap-on, Inc.	667	79,053
Stanley Black & Decker, Inc.	1,792	157,373
Xylem, Inc.	2,105	82,263

		5,195,865

Professional Services (0.0%)
Dun & Bradstreet Corp.	422	46,504
Equifax, Inc.	1,399	101,483
Nielsen N.V.	3,482	168,564
Robert Half International, Inc.	1,574	75,143

		391,694

Road & Rail (0.1%)
CSX Corp.	11,553	355,948
Kansas City Southern	1,266	136,108
Norfolk Southern Corp.	3,562	366,993
Ryder System, Inc.	607	53,470
Union Pacific Corp.	10,428	1,040,193

		1,952,712

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,135	155,151
W.W. Grainger, Inc.	700	177,989

		333,140

Total Industrials		50,194,921

Information Technology (4.6%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	238,979	5,938,628
F5 Networks, Inc.*	868	96,730
Harris Corp.	1,221	92,491
Juniper Networks, Inc.*	5,438	133,448
Motorola Solutions, Inc.	2,599	173,015
QUALCOMM, Inc.	19,433	1,539,094

		7,973,406

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,805	$173,894
Corning, Inc.	15,049	330,325
FLIR Systems, Inc.	1,619	56,228
Jabil Circuit, Inc.	2,109	44,078
TE Connectivity Ltd.	4,700	290,648

		895,173

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	2,043	124,746
eBay, Inc.*	13,127	657,138
Facebook, Inc., Class A*	19,796	1,332,073
Google, Inc., Class A*	6,524	3,783,757
VeriSign, Inc.*	1,414	69,017
Yahoo!, Inc.*	10,771	378,385

		6,345,116

IT Services (0.5%)
Accenture plc, Class A	7,286	589,000
Alliance Data Systems Corp.*	623	175,219
Automatic Data Processing, Inc.	5,547	439,766
Cognizant Technology Solutions Corp., Class A*	6,998	342,272
Computer Sciences Corp.	1,661	104,975
Fidelity National Information Services, Inc.	3,306	180,971
Fiserv, Inc.*	2,863	172,696
International Business Machines Corp.	10,955	1,985,813
MasterCard, Inc., Class A	11,566	849,754
Paychex, Inc.	3,718	154,520
Teradata Corp.*	1,806	72,601
Total System Services, Inc.	1,898	59,616
Visa, Inc., Class A	5,787	1,219,379
Western Union Co.	6,179	107,144
Xerox Corp.	12,545	156,060

		6,609,786

Semiconductors & Semiconductor Equipment (1.3%)
Altera Corp.	3,595	124,962
Analog Devices, Inc.	3,610	195,193
Applied Materials, Inc.	14,001	315,722
Avago Technologies Ltd.	2,893	208,498
Broadcom Corp., Class A	6,389	237,160
First Solar, Inc.*	812	57,701
Intel Corp.	397,916	12,295,604
KLA-Tencor Corp.	1,903	138,234
Lam Research Corp.	1,860	125,699
Linear Technology Corp.	2,715	127,795
Microchip Technology, Inc.	2,298	112,165
Micron Technology, Inc.*	12,313	405,713
NVIDIA Corp.	6,403	118,712
Texas Instruments, Inc.	86,621	4,139,618
Xilinx, Inc.	3,086	145,999

		18,748,775

Software (0.7%)
Adobe Systems, Inc.*	5,325	385,317
Autodesk, Inc.*	2,616	147,490
CA, Inc.	3,658	105,131

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Citrix Systems, Inc.*	1,880	$117,594
Electronic Arts, Inc.*	3,610	129,491
Intuit, Inc.	3,264	262,850
Microsoft Corp.	175,561	7,320,894
Oracle Corp.	39,531	1,602,191
Red Hat, Inc.*	2,173	120,102
Salesforce.com, Inc.*	6,498	377,404
Symantec Corp.	7,946	181,963

		10,750,427

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	132,438	12,307,463
EMC Corp.	23,562	620,623
Hewlett-Packard Co.	21,539	725,434
NetApp, Inc.	3,803	138,886
SanDisk Corp.	2,601	271,622
Seagate Technology plc	3,753	213,245
Western Digital Corp.	2,405	221,982

		14,499,255

Total Information Technology		65,821,938

Materials (5.5%)
Chemicals (2.9%)
Agrium, Inc.	55,000	5,039,650
Air Products and Chemicals, Inc.	2,441	313,961
Airgas, Inc.	766	83,425
CF Industries Holdings, Inc.	598	143,837
Dow Chemical Co.	273,658	14,082,441
E.I. du Pont de Nemours & Co.	103,670	6,784,165
Eastman Chemical Co.	1,725	150,679
Ecolab, Inc.	3,107	345,933
FMC Corp.	1,528	108,778
International Flavors & Fragrances, Inc.	932	97,189
LyondellBasell Industries N.V., Class A	105,013	10,254,519
Monsanto Co.	6,033	752,556
Mosaic Co.	49,617	2,453,561
PPG Industries, Inc.	1,590	334,139
Praxair, Inc.	3,370	447,671
Sherwin-Williams Co.	973	201,323
Sigma-Aldrich Corp.	1,364	138,419

		41,732,246

Construction Materials (0.0%)
Vulcan Materials Co.	1,500	95,625

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,088	55,760
Ball Corp.	1,598	100,163
Bemis Co., Inc.	1,151	46,800
MeadWestvaco Corp.	1,923	85,112
Owens-Illinois, Inc.*	1,888	65,400
Sealed Air Corp.	2,225	76,028

		429,263

Metals & Mining (2.5%)
Alcoa, Inc.	13,470	200,568
Allegheny Technologies, Inc.	1,240	55,924

AngloGold Ashanti Ltd. (ADR)*	22,988	$395,623
Barrick Gold Corp.	129,600	2,371,680
BHP Billiton plc	257,100	8,313,818
Freeport-McMoRan Copper & Gold, Inc.	230,950	8,429,675
Goldcorp, Inc.	85,100	2,375,141
Newmont Mining Corp.	133,523	3,396,825
Nucor Corp.	3,659	180,206
Rio Tinto plc (ADR)	175,100	9,504,428
United States Steel Corp.	1,649	42,940

		35,266,828

Paper & Forest Products (0.0%)
International Paper Co.	4,980	251,341

Total Materials		77,775,303

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	284,760	10,069,114
CenturyLink, Inc.	51,584	1,867,341
Frontier Communications Corp.	11,466	66,961
Telstra Corp., Ltd.	800,000	3,930,216
Verizon Communications, Inc.	79,244	3,879,618
Windstream Holdings, Inc.	6,897	68,694

		19,881,944

Wireless Telecommunication Services (0.1%)
Vodafone Group plc	654,545	2,184,367

Total Telecommunication Services		22,066,311

Utilities (6.9%)
Electric Utilities (4.3%)
American Electric Power Co., Inc.	105,613	5,890,037
Duke Energy Corp.	135,630	10,062,390
Edison International	3,745	217,622
Entergy Corp.	62,060	5,094,505
Exelon Corp.	239,878	8,750,750
FirstEnergy Corp.	84,823	2,945,055
HK Electric Investments & HK Electric Investments Ltd.*§	1,000,000	677,384
NextEra Energy, Inc.	95,448	9,781,511
Northeast Utilities	3,630	171,590
Pepco Holdings, Inc.	2,875	79,005
Pinnacle West Capital Corp.	1,263	73,052
PPL Corp.	107,863	3,832,372
Southern Co.	185,249	8,406,600
Xcel Energy, Inc.	155,767	5,020,370

		61,002,243

Gas Utilities (0.1%)
AGL Resources, Inc.	41,365	2,276,316

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	7,572	117,745
Dynegy, Inc.*	146,583	5,101,088
NRG Energy, Inc.	3,872	144,039

		5,362,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (2.1%)
Ameren Corp.	2,783	$113,769
CenterPoint Energy, Inc.	4,932	125,963
CMS Energy Corp.	3,089	96,222
Consolidated Edison, Inc.	3,365	194,295
Dominion Resources, Inc.	92,992	6,650,788
DTE Energy Co.	2,033	158,310
Integrys Energy Group, Inc.	914	65,013
NiSource, Inc.	3,615	142,214
PG&E Corp.	188,543	9,053,835
Public Service Enterprise Group, Inc.	170,816	6,967,584
SCANA Corp.	1,622	87,280
Sempra Energy	35,621	3,729,875
TECO Energy, Inc.	152,333	2,815,114
Wisconsin Energy Corp.	2,588	121,429

		30,321,691

Total Utilities		98,963,122

Total Common Stocks (43.1%) (Cost $437,301,993)		615,116,262

	Number of Warrants	Value (Note 1)
WARRANTS:
Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
Dynegy, Inc., expiring 10/2/17* (Cost $—)	13,973	63,298

Total Investments Before Securities Sold Short (88.0%) (Cost $1,052,874,971)		1,255,905,396

	Number of Shares	Value (Note 1)

SECURITIES SOLD SHORT:
COMMON STOCK:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Seventy Seven Energy, Inc.*	(415)	$(9,773)

Total Securities Sold Short (0.0%) (Proceeds Received $7,162)		(9,773)

Total Investments after Securities Sold Short (88.0%) (Cost $1,052,867,809)		1,255,895,623
Other Assets Less Liabilities (12.0%)		171,273,161

Net Assets (100%)		$1,427,168,784

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $93,765,813 or 6.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2014.

Glossary:

ADR	— American Depositary Receipt
AGM	— Insured by Assured Guaranty Municipal Corp.
EUR	— European Currency Unit
GBP	— British Pound
PIK	— Payment-in Kind Security

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,375	September-14	$133,597,863	$134,227,500	$629,637

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$30,643,174	$—	$—	$30,643,174
Consumer Staples	28,380,349	1,162,043	—	29,542,392
Energy	97,047,737	—	—	97,047,737
Financials	62,194,798	7,424,973	—	69,619,771
Health Care	66,372,750	7,068,843	—	73,441,593
Industrials	49,023,575	—	1,171,346	50,194,921
Information Technology	65,821,938	—	—	65,821,938
Materials	69,461,485	8,313,818	—	77,775,303
Telecommunication Services	14,405,288	7,661,023	—	22,066,311
Utilities	98,285,738	677,384	—	98,963,122
Convertible Bonds
Energy	—	5,378,125	—	5,378,125
Financials	—	2,400,041	—	2,400,041
Materials	—	3,156,737	—	3,156,737
Convertible Preferred Stocks
Energy	—	5,850,625	—	5,850,625
Financials	22,464,130	—	—	22,464,130
Utilities	3,398,263	—	—	3,398,263
Corporate Bonds
Consumer Discretionary	—	45,734,867	—	45,734,867
Consumer Staples	—	21,742,186	—	21,742,186
Energy	—	61,124,560	—	61,124,560
Financials	—	73,643,758	—	73,643,758
Health Care	—	28,120,692	—	28,120,692
Industrials	—	15,935,987	—	15,935,987
Information Technology	—	34,924,968	—	34,924,968
Materials	—	12,503,742	—	12,503,742
Telecommunication Services	—	44,708,603	—	44,708,603
Utilities	—	22,215,112	—	22,215,112
Futures	629,637	—	—	629,637
Government Securities
Foreign Governments	—	8,030,196	—	8,030,196
Municipal Bonds	—	586,731	—	586,731
Supranational	—	7,998,368	—	7,998,368
U.S. Government Agencies	—	19,903,852	—	19,903,852
U.S. Treasuries	—	189,924,465	—	189,924,465
Preferred Stocks
Consumer Discretionary	—	—	2,000	2,000
Financials	9,384,111	—	—	9,384,111
Industrials	—	—	1,593,717	1,593,717
Warrants
Utilities	63,298	—	—	63,298

Total Assets	$617,576,271	$636,191,699	$2,767,063	$1,256,535,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Common Stocks
Energy	$(9,773)	$—	$—	$(9,773)

Total Liabilities	$(9,773)	$—	$—	$(9,773)

Total	$617,566,498	$636,191,699	$2,767,063	$1,256,525,260

(a)	A security with a market value of $175,345 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	629,637	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$629,637

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	11,646,053	—	—	11,646,053
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$11,646,053	$—	$—	$11,646,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,721,178)	—	—	(2,721,178)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(2,721,178)	$—	$—	$(2,721,178)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $134,178,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$629,637	(c)	$—	$—	$629,637

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$93,233,635
Long-term U.S. government debt securities	61,818,568

$155,052,203

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$130,009,720
Long-term U.S. government debt securities	32,540,480

$162,550,200

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,559,944
Aggregate gross unrealized depreciation	(52,636,559)

Net unrealized appreciation	$202,923,385

Federal income tax cost of investments	$1,052,982,011

The Portfolio has a net capital loss carryforward of $142,617,707, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $1,052,874,971)	$1,255,905,396
Cash	161,708,014
Foreign cash (Cost $2,630,779)	2,618,054
Cash held as collateral at broker	6,244,400
Dividends, interest and other receivables	7,990,788
Receivable for securities sold	1,252,701
Receivable from Separate Accounts for Trust shares sold	251,019
Due from broker for futures variation margin	27,499
Other assets	14,002

Total assets	1,436,011,873

LIABILITIES
Payable for securities purchased	7,013,265
Investment management fees payable	739,927
Payable to Separate Accounts for Trust shares redeemed	524,747
Distribution fees payable – Class IB	190,164
Administrative fees payable	174,359
Securities sold short (Proceeds received $7,162)	9,773
Trustees’ fees payable	2,881
Distribution fees payable – Class IA	676
Accrued expenses	187,297

Total liabilities	8,843,089

NET ASSETS	$1,427,168,784

Net assets were comprised of:
Paid in capital	$1,332,247,058
Accumulated undistributed net investment income (loss)	18,833,986
Accumulated undistributed net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(127,566,771)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	203,654,511

Net assets	$1,427,168,784

Class IA
Net asset value, offering and redemption price per share, $3,309,866 / 309,398 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.70

Class IB
Net asset value, offering and redemption price per share, $933,236,846 / 87,216,984 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.70

Class K
Net asset value, offering and redemption price per share, $490,622,072 / 45,812,080 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$12,459,823
Dividends (net of $104,207 foreign withholding tax)	12,311,411

Total income	24,771,234

EXPENSES
Investment management fees	4,303,212
Distribution fees – Class IB	1,086,059
Administrative fees	932,671
Printing and mailing expenses	69,139
Custodian fees	35,198
Professional fees	32,932
Trustees’ fees	18,378
Distribution fees – Class IA	3,903
Miscellaneous	24,910

Total expenses	6,506,402

NET INVESTMENT INCOME (LOSS)	18,264,832

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	33,257,392
Futures	11,646,053
Foreign currency transactions	66,904
Securities sold short	2,613

Net realized gain (loss)	44,972,962

Change in unrealized appreciation (depreciation) on:
Investments	34,968,477
Futures	(2,721,178)
Foreign currency translations	(98,664)
Securities sold short	(2,611)

Net change in unrealized appreciation (depreciation)	32,146,024

NET REALIZED AND UNREALIZED GAIN (LOSS)	77,118,986

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,383,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,264,832	$31,811,120
Net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	44,972,962	41,619,811
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	32,146,024	99,133,773

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	95,383,818	172,564,704

DIVIDENDS:
Dividends from net investment income
Class IA	—	(67,371)
Class IB	—	(19,451,459)
Class K	—	(12,511,509)

TOTAL DIVIDENDS	—	(32,030,339)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 30,101 and 158,230 shares, respectively ]	305,278	1,525,313
Capital shares issued in reinvestment of dividends [ 0 and 6,836 shares, respectively ]	—	67,371
Capital shares repurchased [ (16,042) and (97,929) shares, respectively ]	(166,181)	(956,490)

Total Class IA transactions	139,097	636,194

Class IB
Capital shares sold [ 7,925,808 and 17,031,904 shares, respectively ]	81,794,530	162,853,856
Capital shares issued in reinvestment of dividends [ 0 and 1,973,210 shares, respectively ]	—	19,451,459
Capital shares repurchased [ (6,406,632) and (14,089,133) shares, respectively ]	(65,355,107)	(134,644,965)

Total Class IB transactions	16,439,423	47,660,350

Class K
Capital shares sold [ 107,708 and 5,424,638 shares, respectively ]	1,117,635	52,154,252
Capital shares issued in reinvestment of dividends [ 0 and 1,269,787 shares, respectively ]	—	12,511,509
Capital shares repurchased [ (3,778,417) and (6,233,674) shares, respectively ]	(38,390,977)	(60,636,052)

Total Class K transactions	(37,273,342)	4,029,709

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,694,822)	52,326,253

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,688,996	192,860,618
NET ASSETS:
Beginning of period	1,352,479,788	1,159,619,170

End of period (a)	$1,427,168,784	$1,352,479,788

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,833,986	$569,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.98	$8.92	$8.27	$8.57	$7.94	$6.40

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.23 (e)	0.27 (e)	0.31 (e)	0.31 (e)	0.36 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.59	1.06	0.66	(0.29)	0.60	1.62

Total from investment operations	0.72	1.29	0.93	0.02	0.91	1.98

Less distributions:
Dividends from net investment income	—	(0.23)	(0.28)	(0.32)	(0.28)	(0.44)

Net asset value, end of period	$10.70	$9.98	$8.92	$8.27	$8.57	$7.94

Total return (b)	7.21%	14.51%	11.25%	0.31%	11.55%	30.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,310	$2,948	$2,035	$1,047	$483,418	$463,554
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.07%	1.09%	0.83%	0.83%	0.91%
After waivers, reimbursements and fees paid indirectly (a)	1.05%	1.07%	1.09%	0.83%	0.83%	0.84%
Before waivers, reimbursements and fees paid indirectly (a)	1.05%	1.07%	1.09%	0.83%	0.84%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.62%	2.40%	3.04%	3.46%	3.72%	5.02%
After waivers, reimbursements and fees paid indirectly (a)	2.62%	2.40%	3.04%	3.46%	3.72%	5.09%
Before waivers, reimbursements and fees paid indirectly (a)	2.62%	2.40%	3.04%	3.46%	3.71%	5.02%
Portfolio turnover rate (z)	13%	20%	26%	43%	77%	106%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.98	$8.92	$8.27	$8.57	$7.94	$6.40

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.23 (e)	0.27 (e)	0.28 (e)	0.28 (e)	0.34	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.59	1.06	0.66	(0.28)	0.61	1.62

Total from investment operations	0.72	1.29	0.93	— #	0.89	1.96

Less distributions:
Dividends from net investment income	—	(0.23)	(0.28)	(0.30)	(0.26)	(0.42)

Net asset value, end of period	$10.70	$9.98	$8.92	$8.27	$8.57	$7.94

Total return (b)	7.21%	14.51%	11.25%	0.06%	11.27%	30.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$933,237	$855,653	$720,497	$612,978	$642,301	$693,459
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.07%	1.09%	1.08%	1.08%	1.16	%(c)
After waivers, reimbursements and fees paid indirectly (a)	1.05%	1.07%	1.09%	1.08%	1.08%	1.09	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	1.05%	1.07%	1.09%	1.08%	1.09%	1.16	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.61%	2.41%	3.04%	3.26%	3.47%	4.66%
After waivers, reimbursements and fees paid indirectly (a)	2.61%	2.41%	3.04%	3.26%	3.47%	4.72%
Before waivers, reimbursements and fees paid indirectly (a)	2.61%	2.41%	3.04%	3.26%	3.46%	4.66%
Portfolio turnover rate (z)	13%	20%	26%	43%	77%	106%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$9.98	$8.92	$8.27	$8.39

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.25 (e)	0.29 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.58	1.07	0.66	0.09

Total from investment operations	0.73	1.32	0.95	0.20

Less distributions:
Dividends from net investment income	—	(0.26)	(0.30)	(0.32)

Net asset value, end of period	$10.71	$9.98	$8.92	$8.27

Total return (b)	7.31%	14.81%	11.53%	2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$490,622	$493,878	$437,087	$420,502
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%	0.82%	0.84%	0.83%
After waivers, reimbursements and fees paid indirectly (a)	0.80%	0.82%	0.84%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)	0.80%	0.82%	0.84%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.86%	2.66%	3.29%	3.61%
After waivers, reimbursements and fees paid indirectly (a)	2.86%	2.66%	3.29%	3.61%
Before waivers, reimbursements and fees paid indirectly (a)	2.86%	2.66%	3.29%	3.61%
Portfolio turnover rate (z)	13%	20%	26%	43%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Industrials	20.1%
Consumer Discretionary	13.9
Financials	12.8
Materials	8.9
Energy	7.6
Information Technology	6.4
Health Care	5.9
Consumer Staples	2.1
Utilities	1.0
Telecommunication Services	0.2
Cash and Other	21.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,036.30	$5.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.11	5.74
Class IB
Actual	1,000.00	1,035.50	5.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.11	5.74
Class K
Actual	1,000.00	1,037.60	4.53
Hypothetical (5% average return before expenses)	1,000.00	1,020.35	4.49

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (1.9%)
American Axle & Manufacturing Holdings, Inc.*	4,323	$81,661
Autoliv, Inc.	18,800	2,003,704
Cooper Tire & Rubber Co.	4,056	121,680
Cooper-Standard Holding, Inc.*	872	57,691
Dana Holding Corp.	10,017	244,615
Dorman Products, Inc.*	1,728	85,225
Drew Industries, Inc.	28,510	1,425,785
Federal-Mogul Holdings Corp.*	1,834	37,102
Fox Factory Holding Corp.*	655	11,521
Fuel Systems Solutions, Inc.*	838	9,335
Gentex Corp.	88,000	2,559,920
Gentherm, Inc.*	2,257	100,324
Modine Manufacturing Co.*	2,991	47,078
Motorcar Parts of America, Inc.*	966	23,522
Remy International, Inc.	939	21,926
Shiloh Industries, Inc.*	536	9,895
Spartan Motors, Inc.	2,377	10,792
Standard Motor Products, Inc.	1,266	56,552
Stoneridge, Inc.*	1,898	20,347
Strattec Security Corp.	220	14,188
Superior Industries International, Inc.	1,475	30,414
Tenneco, Inc.*	3,891	255,639
Tower International, Inc.*	1,313	48,371

		7,277,287

Automobiles (1.4%)
Thor Industries, Inc.	77,700	4,418,799
Winnebago Industries, Inc.*	35,692	898,724

		5,317,523

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,516	69,175
Pool Corp.	2,885	163,175
VOXX International Corp.*	1,170	11,010
Weyco Group, Inc.	432	11,841

		255,201

Diversified Consumer Services (0.9%)
2U, Inc.*	653	10,977
American Public Education, Inc.*	1,100	37,818
Ascent Capital Group, Inc., Class A*	887	58,551
Bridgepoint Education, Inc.*	984	13,068
Bright Horizons Family Solutions, Inc.*	1,959	84,119
Capella Education Co.	693	37,692
Career Education Corp.*	4,291	20,082
Carriage Services, Inc.	1,001	17,147
Chegg, Inc.*	4,723	33,250
Collectors Universe, Inc.	432	8,463
Education Management Corp.*	1,743	2,946
Grand Canyon Education, Inc.*	2,994	137,634
Hillenbrand, Inc.	74,204	2,420,534
Houghton Mifflin Harcourt Co.*	6,964	133,430
ITT Educational Services, Inc.*	1,548	25,836
JTH Holding, Inc., Class A*	226	7,528
K12, Inc.*	2,194	52,810

LifeLock, Inc.*	5,147	$71,852
Matthews International Corp., Class A	1,753	72,872
Regis Corp.	2,797	39,382
Sotheby’s, Inc.	3,893	163,467
Steiner Leisure Ltd.*	920	39,827
Strayer Education, Inc.*	707	37,125
Universal Technical Institute, Inc.	1,351	16,401
Weight Watchers International, Inc.	1,747	35,237

		3,578,048

Hotels, Restaurants & Leisure (0.8%)
Biglari Holdings, Inc.*	92	38,913
BJ’s Restaurants, Inc.*	1,515	52,889
Bloomin’ Brands, Inc.*	4,921	110,378
Bob Evans Farms, Inc.	1,575	78,829
Boyd Gaming Corp.*	4,933	59,837
Bravo Brio Restaurant Group, Inc.*	1,290	20,137
Buffalo Wild Wings, Inc.*	1,210	200,509
Caesars Acquisition Co., Class A*	2,892	35,774
Caesars Entertainment Corp.*	3,263	58,995
Carrols Restaurant Group, Inc.*	2,257	16,070
Cheesecake Factory, Inc.	3,194	148,265
Churchill Downs, Inc.	859	77,404
Chuy’s Holdings, Inc.*	1,069	38,805
ClubCorp Holdings, Inc.	1,359	25,196
Cracker Barrel Old Country Store, Inc.	1,217	121,177
Del Frisco’s Restaurant Group, Inc.*	1,511	41,643
Denny’s Corp.*	5,652	36,851
Diamond Resorts International, Inc.*	2,244	52,218
DineEquity, Inc.	1,058	84,100
Einstein Noah Restaurant Group, Inc.	684	10,985
Empire Resorts, Inc.*	951	6,809
Famous Dave’s of America, Inc.*	300	8,610
Fiesta Restaurant Group, Inc.*	1,711	79,408
Ignite Restaurant Group, Inc.*	441	6,421
International Speedway Corp., Class A	1,781	59,272
Interval Leisure Group, Inc.	2,505	54,960
Intrawest Resorts Holdings, Inc.*	861	9,867
Isle of Capri Casinos, Inc.*	1,521	13,020
Jack in the Box, Inc.	2,561	153,250
Jamba, Inc.*	1,062	12,850
Krispy Kreme Doughnuts, Inc.*	4,171	66,653
La Quinta Holdings, Inc.*	2,809	53,764
Life Time Fitness, Inc.*	2,601	126,773
Marcus Corp.	1,208	22,046
Marriott Vacations Worldwide Corp.*	1,809	106,062
Monarch Casino & Resort, Inc.*	641	9,705
Morgans Hotel Group Co.*	1,965	15,582
Multimedia Games Holding Co., Inc.*	1,905	56,464
Nathan’s Famous, Inc.*	189	10,242
Noodles & Co.*	690	23,729
Orient-Express Hotels Ltd.*	6,161	89,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Papa John’s International, Inc.	1,970	$83,508
Papa Murphy’s Holdings, Inc.*	351	3,363
Penn National Gaming, Inc.*	4,994	60,627
Pinnacle Entertainment, Inc.*	3,839	96,666
Popeyes Louisiana Kitchen, Inc.*	1,513	66,133
Potbelly Corp.*	960	15,322
Red Robin Gourmet Burgers, Inc.*	907	64,578
Ruby Tuesday, Inc.*	4,032	30,603
Ruth’s Hospitality Group, Inc.	2,312	28,553
Scientific Games Corp., Class A*	3,145	34,972
Sonic Corp.*	3,471	76,640
Speedway Motorsports, Inc.	739	13,487
Texas Roadhouse, Inc.	4,446	115,596
Vail Resorts, Inc.	2,311	178,363
Zoe’s Kitchen, Inc.*	369	12,686

		3,175,140

Household Durables (1.9%)
Beazer Homes USA, Inc.*	1,750	36,715
Cavco Industries, Inc.*	565	48,194
CSS Industries, Inc.	619	16,323
Dixie Group, Inc.*	952	10,082
Ethan Allen Interiors, Inc.	1,636	40,475
Flexsteel Industries, Inc.	302	10,072
Helen of Troy Ltd.*	1,815	110,043
Hooker Furniture Corp.	58,000	936,120
Hovnanian Enterprises, Inc., Class A*	7,459	38,414
Installed Building Products, Inc.*	499	6,113
iRobot Corp.*	1,862	76,249
KB Home	5,346	99,863
La-Z-Boy, Inc.	145,250	3,365,442
LGI Homes, Inc.*	905	16,516
Libbey, Inc.*	1,396	37,189
Lifetime Brands, Inc.	716	11,256
M.D.C. Holdings, Inc.	26,436	800,746
M/I Homes, Inc.*	53,541	1,299,440
Meritage Homes Corp.*	2,500	105,525
NACCO Industries, Inc., Class A	307	15,534
New Home Co., Inc.*	539	7,616
Ryland Group, Inc.	2,990	117,926
Skullcandy, Inc.*	1,366	9,904
Standard Pacific Corp.*	9,253	79,576
TRI Pointe Homes, Inc.*	1,087	17,088
Turtle Beach Corp.*	441	4,075
UCP, Inc., Class A*	507	6,931
Universal Electronics, Inc.*	1,007	49,222
WCI Communities, Inc.*	733	14,154
William Lyon Homes, Class A*	1,114	33,910

		7,420,713

Internet & Catalog Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	1,768	10,255
Blue Nile, Inc.*	791	22,148
Coupons.com, Inc.*	772	20,311
FTD Cos., Inc.*	1,215	38,625
Gaiam, Inc., Class A*	945	7,258
HSN, Inc.	2,118	125,470
Lands’ End, Inc.*	1,061	35,628
Nutrisystem, Inc.	1,780	30,456
Orbitz Worldwide, Inc.*	3,302	29,388

Overstock.com, Inc.*	681	$10,739
PetMed Express, Inc.	1,309	17,645
RetailMeNot, Inc.*	1,972	52,475
Shutterfly, Inc.*	2,449	105,454
ValueVision Media, Inc., Class A*	2,887	14,406
Vitacost.com, Inc.*	1,531	9,584

		529,842

Leisure Products (0.7%)
Arctic Cat, Inc.	812	32,009
Black Diamond, Inc.*	1,489	16,707
Brunswick Corp.	55,912	2,355,573
Callaway Golf Co.	4,851	40,360
Escalade, Inc.	631	10,184
JAKKS Pacific, Inc.*	1,288	9,969
Johnson Outdoors, Inc., Class A	326	8,411
LeapFrog Enterprises, Inc.*	4,182	30,738
Malibu Boats, Inc., Class A*	460	9,246
Marine Products Corp.	798	6,623
Nautilus, Inc.*	2,049	22,724
Smith & Wesson Holding Corp.*	3,524	51,239
Sturm Ruger & Co., Inc.	1,240	73,172

		2,666,955

Media (0.4%)
AH Belo Corp., Class A	1,161	13,758
AMC Entertainment Holdings, Inc., Class A	1,378	34,271
Carmike Cinemas, Inc.*	1,460	51,290
Central European Media Enterprises Ltd., Class A*	4,500	12,690
Crown Media Holdings, Inc., Class A*	2,295	8,331
Cumulus Media, Inc., Class A*	8,649	56,997
Daily Journal Corp.*	72	14,882
Dex Media, Inc.*	950	10,583
Entercom Communications Corp., Class A*	1,506	16,159
Entravision Communications Corp., Class A	3,543	22,037
Eros International plc*	1,246	18,902
EW Scripps Co., Class A*	1,961	41,495
Global Sources Ltd.*	1,004	8,313
Gray Television, Inc.*	3,157	41,451
Harte-Hanks, Inc.	3,137	22,555
Hemisphere Media Group, Inc.*	517	6,493
Journal Communications, Inc., Class A*	2,918	25,883
Lee Enterprises, Inc.*	3,407	15,161
Loral Space & Communications, Inc.*	829	60,260
Martha Stewart Living Omnimedia, Inc., Class A*	1,794	8,432
McClatchy Co., Class A*	3,881	21,540
MDC Partners, Inc., Class A	2,720	58,453
Media General, Inc.*	3,477	71,383
Meredith Corp.	2,293	110,889
National CineMedia, Inc.	3,863	67,641
New Media Investment Group, Inc.*	1,907	26,908
New York Times Co., Class A	8,833	134,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Nexstar Broadcasting Group, Inc., Class A	1,975	$101,930
Radio One, Inc., Class D*	1,473	7,262
ReachLocal, Inc.*	720	5,062
Reading International, Inc., Class A*	1,224	10,441
Rentrak Corp.*	638	33,463
Saga Communications, Inc., Class A	234	9,996
Salem Communications Corp., Class A	714	6,754
Scholastic Corp.	1,695	57,783
SFX Entertainment, Inc.*	2,826	22,891
Sinclair Broadcast Group, Inc., Class A	4,387	152,448
Sizmek, Inc.*	1,408	13,418
Time, Inc.*	7,047	170,678
World Wrestling Entertainment, Inc., Class A	1,898	22,643

		1,595,876

Multiline Retail (0.0%)
Bon-Ton Stores, Inc.	989	10,197
Burlington Stores, Inc.*	1,828	58,240
Fred’s, Inc., Class A	2,302	35,197
Tuesday Morning Corp.*	2,829	50,413

		154,047

Specialty Retail (5.4%)
Aeropostale, Inc.*	5,107	17,823
American Eagle Outfitters, Inc.	12,402	139,150
America’s Car-Mart, Inc.*	478	18,905
ANN, Inc.*	2,995	123,214
Asbury Automotive Group, Inc.*	1,961	134,799
Barnes & Noble, Inc.*	2,659	60,599
bebe stores, Inc.	1,742	5,313
Big 5 Sporting Goods Corp.	1,211	14,859
Brown Shoe Co., Inc.	102,484	2,932,067
Buckle, Inc.	1,793	79,538
Build-A-Bear Workshop, Inc.*	785	10,488
Cato Corp., Class A	46,754	1,444,699
Children’s Place, Inc.	1,412	70,078
Christopher & Banks Corp.*	2,336	20,463
Citi Trends, Inc.*	975	20,924
Conn’s, Inc.*	1,769	87,371
Container Store Group, Inc.*	1,097	30,475
Destination Maternity Corp.	887	20,197
Destination XL Group, Inc.*	2,262	12,464
Express, Inc.*	5,382	91,655
Finish Line, Inc., Class A	3,088	91,837
Five Below, Inc.*	3,465	138,288
Francesca’s Holdings Corp.*	2,694	39,710
GameStop Corp., Class A	26,500	1,072,455
Genesco, Inc.*	29,634	2,433,840
Group 1 Automotive, Inc.	51,046	4,303,688
Guess?, Inc.	3,916	105,732
Haverty Furniture Cos., Inc.	1,302	32,719
hhgregg, Inc.*	817	8,309
Hibbett Sports, Inc.*	1,655	89,651
Kirkland’s, Inc.*	881	16,343
Lithia Motors, Inc., Class A	1,463	137,624

Lumber Liquidators Holdings, Inc.*	1,754	$133,216
MarineMax, Inc.*	1,562	26,148
Mattress Firm Holding Corp.*	959	45,792
Men’s Wearhouse, Inc.	52,865	2,949,867
Monro Muffler Brake, Inc.	2,015	107,178
New York & Co., Inc.*	1,964	7,247
Office Depot, Inc.*	34,163	194,387
Outerwall, Inc.*	1,302	77,274
Pacific Sunwear of California, Inc.*	3,118	7,421
Pep Boys-Manny, Moe & Jack*	145,327	1,665,447
Pier 1 Imports, Inc.	6,030	92,922
Rent-A-Center, Inc.	3,363	96,451
Restoration Hardware Holdings, Inc.*	1,993	185,449
Sears Hometown and Outlet Stores, Inc.*	728	15,630
Select Comfort Corp.*	3,472	71,732
Shoe Carnival, Inc.	991	20,464
Sonic Automotive, Inc., Class A	2,569	68,541
Sportsman’s Warehouse Holdings, Inc.*	599	4,792
Stage Stores, Inc.	2,025	37,847
Stein Mart, Inc.	1,840	25,558
Systemax, Inc.*	773	11,108
Tile Shop Holdings, Inc.*	1,782	27,247
Tilly’s, Inc., Class A*	653	5,250
Vitamin Shoppe, Inc.*	1,957	84,190
West Marine, Inc.*	76,642	786,347
Winmark Corp.	161	11,210
Zumiez, Inc.*	1,311	36,171

		20,600,163

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	877	72,484
Crocs, Inc.*	5,597	84,123
Culp, Inc.	554	9,645
G-III Apparel Group Ltd.*	1,143	93,337
Iconix Brand Group, Inc.*	2,948	126,587
Movado Group, Inc.	1,165	48,546
Oxford Industries, Inc.	927	61,803
Perry Ellis International, Inc.*	755	13,167
Quiksilver, Inc.*	8,704	31,160
R.G. Barry Corp.	604	11,446
Sequential Brands Group, Inc.*	1,073	14,818
Skechers U.S.A., Inc., Class A*	2,502	114,341
Steven Madden Ltd.*	3,725	127,768
Tumi Holdings, Inc.*	3,235	65,121
Unifi, Inc.*	931	25,630
Vera Bradley, Inc.*	1,417	30,990
Vince Holding Corp.*	701	25,671
Wolverine World Wide, Inc.	6,479	168,843

		1,125,480

Total Consumer Discretionary		53,696,275

Consumer Staples (2.1%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	536	119,807
Coca-Cola Bottling Co. Consolidated	307	22,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Craft Brew Alliance, Inc.*	642	$7,100
National Beverage Corp.*	717	13,566

		163,090

Food & Staples Retailing (0.3%)
Andersons, Inc.	1,802	92,947
Casey’s General Stores, Inc.	2,462	173,054
Chefs’ Warehouse, Inc.*	1,175	23,230
Fairway Group Holdings Corp.*	1,159	7,707
Fresh Market, Inc.*	2,734	91,507
Ingles Markets, Inc., Class A	844	22,239
Liberator Medical Holdings, Inc.	2,006	7,523
Natural Grocers by Vitamin Cottage, Inc.*	548	11,733
Pantry, Inc.*	1,505	24,381
PriceSmart, Inc.	1,196	104,100
Roundy’s, Inc.	2,446	13,478
SpartanNash Co.	2,425	50,949
SUPERVALU, Inc.*	12,942	106,383
Susser Holdings Corp.*	1,187	95,815
United Natural Foods, Inc.*	3,174	206,627
Village Super Market, Inc., Class A	388	9,168
Weis Markets, Inc.	719	32,880

		1,073,721

Food Products (1.7%)
Alico, Inc.	169	6,336
Annie’s, Inc.*	1,085	36,695
B&G Foods, Inc.	3,422	111,865
Boulder Brands, Inc.*	3,929	55,713
Calavo Growers, Inc.	865	29,263
Cal-Maine Foods, Inc.	978	72,685
Chiquita Brands International, Inc.*	3,032	32,897
Darling Ingredients, Inc.*	10,536	220,203
Dean Foods Co.	5,960	104,837
Diamond Foods, Inc.*	1,391	39,226
Farmer Bros Co.*	499	10,783
Fresh Del Monte Produce, Inc.	2,308	70,740
GrainCorp Ltd., Class A	200,000	1,584,156
Inventure Foods, Inc.*	992	11,180
J&J Snack Foods Corp.	952	89,602
John B. Sanfilippo & Son, Inc.	532	14,082
Lancaster Colony Corp.	1,182	112,479
Lifeway Foods, Inc.*	312	4,362
Limoneira Co.	732	16,082
Maple Leaf Foods, Inc.	165,000	3,070,990
Omega Protein Corp.*	1,346	18,413
Post Holdings, Inc.*	2,821	143,617
Sanderson Farms, Inc.	1,475	143,370
Seaboard Corp.*	19	57,385
Seneca Foods Corp., Class A*	501	15,331
Snyder’s-Lance, Inc.	3,033	80,253
Tootsie Roll Industries, Inc.	1,202	35,387
TreeHouse Foods, Inc.*	2,351	188,245

		6,376,177

Household Products (0.0%)
Central Garden & Pet Co., Class A*	2,776	$25,539
Harbinger Group, Inc.*	5,285	67,119
Oil-Dri Corp. of America	278	8,498
Orchids Paper Products Co.	513	16,437
WD-40 Co.	957	71,986

		189,579

Personal Products (0.1%)
Elizabeth Arden, Inc.*	1,683	36,050
Female Health Co.	1,269	6,992
IGI Laboratories, Inc.*	1,826	9,696
Inter Parfums, Inc.	1,081	31,944
Medifast, Inc.*	851	25,879
Nature’s Sunshine Products, Inc.	700	11,879
Nutraceutical International Corp.*	547	13,051
Revlon, Inc., Class A*	743	22,662
Synutra International, Inc.*	1,233	8,273
USANA Health Sciences, Inc.*	421	32,897

		199,323

Tobacco (0.0%)
22nd Century Group, Inc.*	2,619	8,040
Alliance One International, Inc.*	5,361	13,402
Universal Corp.	1,483	82,084
Vector Group Ltd.	4,170	86,236

		189,762

Total Consumer Staples		8,191,652

Energy (7.6%)
Energy Equipment & Services (5.7%)
Atwood Oceanics, Inc.*	58,500	3,070,080
Basic Energy Services, Inc.*	2,040	59,609
Bristow Group, Inc.	47,270	3,810,907
C&J Energy Services, Inc.*	2,964	100,124
CARBO Ceramics, Inc.	1,263	194,654
CHC Group Ltd.*	2,146	18,112
Dawson Geophysical Co.	507	14,526
Era Group, Inc.*	1,324	37,972
Exterran Holdings, Inc.	3,743	168,398
Forum Energy Technologies, Inc.*	3,804	138,580
Geospace Technologies Corp.*	847	46,653
Glori Energy, Inc.*	771	8,373
Gulf Island Fabrication, Inc.	905	19,476
Gulfmark Offshore, Inc., Class A	1,707	77,122
Helix Energy Solutions Group, Inc.*	96,839	2,547,834
Hercules Offshore, Inc.*	10,437	41,957
Hornbeck Offshore Services, Inc.*	2,308	108,291
ION Geophysical Corp.*	8,263	34,870
Key Energy Services, Inc.*	8,392	76,703
Matrix Service Co.*	1,661	54,464
McDermott International, Inc.*	15,174	122,758
Mitcham Industries, Inc.*	831	11,617
Natural Gas Services Group, Inc.*	825	27,274
Newpark Resources, Inc.*	5,421	67,546
North Atlantic Drilling Ltd.	4,554	48,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Nuverra Environmental Solutions, Inc.*	995	$20,009
Oil States International, Inc.*	27,600	1,768,884
Parker Drilling Co.*	7,885	51,410
PHI, Inc. (Non-Voting)*	822	36,636
Pioneer Energy Services Corp.*	3,977	69,757
Profire Energy, Inc.*	837	3,775
RigNet, Inc.*	779	41,926
Rowan Cos., plc, Class A	61,700	1,970,081
SEACOR Holdings, Inc.*	1,324	108,899
Tesco Corp.	2,212	47,204
TETRA Technologies, Inc.*	4,985	58,723
Tidewater, Inc.	50,000	2,807,500
Unit Corp.*	57,500	3,957,725
Vantage Drilling Co.*	13,117	25,185
Willbros Group, Inc.*	2,624	32,406

		21,906,383

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	5,419	33,923
Adams Resources & Energy, Inc.	150	11,720
Alon USA Energy, Inc.	1,663	20,688
Alpha Natural Resources, Inc.*	13,920	51,643
American Eagle Energy Corp.*	1,924	11,525
Amyris, Inc.*	1,790	6,677
Apco Oil and Gas International, Inc.*	536	7,735
Approach Resources, Inc.*	2,509	57,030
Arch Coal, Inc.	13,349	48,724
Ardmore Shipping Corp.	1,130	15,628
Bill Barrett Corp.*	3,209	85,937
Bonanza Creek Energy, Inc.*	2,096	119,870
BPZ Resources, Inc.*	7,541	23,226
Callon Petroleum Co.*	2,616	30,476
Carrizo Oil & Gas, Inc.*	2,908	201,408
Clayton Williams Energy, Inc.*	372	51,102
Clean Energy Fuels Corp.*	4,453	52,189
Cloud Peak Energy, Inc.*	3,899	71,820
Comstock Resources, Inc.	3,059	88,222
Contango Oil & Gas Co.*	1,110	46,964
Delek U.S. Holdings, Inc.	3,787	106,907
DHT Holdings, Inc.	4,423	31,846
Diamondback Energy, Inc.*	2,435	216,228
Dorian LPG Ltd.*	468	10,759
Emerald Oil, Inc.*	3,729	28,527
Energen Corp.	26,500	2,355,320
Energy XXI Bermuda Ltd.	5,958	140,788
Equal Energy Ltd.	2,475	13,415
Evolution Petroleum Corp.	1,253	13,720
EXCO Resources, Inc.	9,660	56,897
Forest Oil Corp.*	7,672	17,492
Frontline Ltd.*	4,564	13,327
FX Energy, Inc.*	3,490	12,599
GasLog Ltd.	2,688	85,720
Gastar Exploration, Inc.*	3,441	29,971
Goodrich Petroleum Corp.*	2,223	61,355
Green Plains, Inc.	2,390	78,559
Halcon Resources Corp.*	16,666	121,495
Hallador Energy Co.	674	6,396
Harvest Natural Resources, Inc.*	2,680	13,373
Isramco, Inc.*	49	6,229
Jones Energy, Inc., Class A*	676	13,858

Knightsbridge Tankers Ltd.	2,138	$30,338
Kodiak Oil & Gas Corp.*	17,036	247,874
Magnum Hunter Resources Corp.*	12,705	104,181
Matador Resources Co.*	4,689	137,294
Midstates Petroleum Co., Inc.*	2,374	17,164
Miller Energy Resources, Inc.*	1,822	11,661
Navios Maritime Acq Corp.	5,140	19,069
Nordic American Tankers Ltd.	5,697	54,292
Northern Oil and Gas, Inc.*	3,901	63,547
Pacific Ethanol, Inc.*	1,296	19,816
Panhandle Oil and Gas, Inc., Class A	454	25,438
Parsley Energy, Inc., Class A*	3,188	76,735
PDC Energy, Inc.*	2,288	144,487
Penn Virginia Corp.*	4,194	71,088
PetroQuest Energy, Inc.*	3,745	28,162
Quicksilver Resources, Inc.*	8,111	21,656
Renewable Energy Group, Inc.*	2,186	25,074
Resolute Energy Corp.*	4,962	42,872
REX American Resources Corp.*	401	29,397
Rex Energy Corp.*	3,091	54,742
Ring Energy, Inc.*	1,183	20,643
Rosetta Resources, Inc.*	3,924	215,231
RSP Permian, Inc.*	1,403	45,513
Sanchez Energy Corp.*	2,917	109,650
Scorpio Tankers, Inc.	12,747	129,637
SemGroup Corp., Class A	2,724	214,787
Ship Finance International Ltd.	3,705	68,876
Solazyme, Inc.*	4,846	57,086
Stone Energy Corp.*	3,594	168,163
Swift Energy Co.*	2,809	36,461
Synergy Resources Corp.*	4,251	56,326
Teekay Tankers Ltd., Class A	3,844	16,491
TransAtlantic Petroleum Ltd.*	1,424	16,219
Triangle Petroleum Corp.*	4,830	56,753
VAALCO Energy, Inc.*	3,188	23,049
Vertex Energy, Inc.*	758	7,360
W&T Offshore, Inc.	2,176	35,621
Warren Resources, Inc.*	4,726	29,301
Western Refining, Inc.	3,399	127,633
Westmoreland Coal Co.*	857	31,092

		7,162,067

Total Energy		29,068,450

Financials (12.8%)
Banks (2.9%)
1st Source Corp.	934	28,599
1st United Bancorp, Inc./Florida	1,878	16,188
American National Bankshares, Inc.	510	11,082
Ameris Bancorp*	1,655	35,682
Ames National Corp.	520	12,033
Arrow Financial Corp.	669	17,354
Banc of California, Inc.	1,870	20,383
BancFirst Corp.	469	29,031
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,872	55,542
Bancorp, Inc./Delaware*	2,159	25,714
BancorpSouth, Inc.	6,147	151,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Bank of Kentucky Financial Corp.	404	$14,055
Bank of Marin Bancorp/California	378	17,233
Bank of the Ozarks, Inc.	5,091	170,294
Banner Corp.	1,271	50,370
BBCN Bancorp, Inc.	5,075	80,946
BNC Bancorp	1,225	20,911
Boston Private Financial Holdings, Inc.	5,116	68,759
Bridge Bancorp, Inc.	743	17,825
Bridge Capital Holdings*	680	16,463
Bryn Mawr Bank Corp.	889	25,888
Camden National Corp.	450	17,442
Capital Bank Financial Corp., Class A*	1,586	37,445
Capital City Bank Group, Inc.	660	9,590
Cardinal Financial Corp.	2,006	37,031
Cascade Bancorp*	1,987	10,352
Cathay General Bancorp	5,093	130,177
Center Bancorp, Inc.*	1,026	28,039
Centerstate Banks, Inc.	2,265	25,368
Central Pacific Financial Corp.	1,045	20,743
Century Bancorp, Inc./Massachusetts, Class A	199	7,033
Chemical Financial Corp.	51,224	1,438,370
Citizens & Northern Corp.	819	15,962
City Holding Co.	989	44,624
CNB Financial Corp./Pennsylvania	871	14,633
CoBiz Financial, Inc.	2,362	25,439
Columbia Banking System, Inc.	3,350	88,138
Community Bank System, Inc.	2,581	93,432
Community Trust Bancorp, Inc.	1,012	34,631
CommunityOne Bancorp*	720	6,984
CU Bancorp*	661	12,605
Customers Bancorp, Inc.*	1,628	32,576
CVB Financial Corp.	6,755	108,283
Eagle Bancorp, Inc.*	1,480	49,950
Enterprise Bancorp, Inc./Massachusetts	511	10,542
Enterprise Financial Services Corp.	1,254	22,647
F.N.B. Corp./Pennsylvania	10,606	135,969
Fidelity Southern Corp.	1,069	13,886
Financial Institutions, Inc.	910	21,312
First Bancorp, Inc./Maine	632	11,035
First Bancorp/North Carolina	1,297	23,800
First BanCorp/Puerto Rico*	6,629	36,062
First Busey Corp.	4,810	27,946
First Business Financial Services, Inc.	253	11,899
First Citizens BancShares, Inc./North Carolina, Class A	483	118,335
First Commonwealth Financial Corp.	6,011	55,421
First Community Bancshares, Inc./Virginia	1,104	15,820
First Connecticut Bancorp, Inc./Connecticut	1,119	17,960
First Financial Bancorp	3,675	63,247
First Financial Bankshares, Inc.	4,084	128,115

First Financial Corp./Indiana	739	$23,788
First Interstate BancSystem, Inc.	1,164	31,637
First Merchants Corp.	2,314	48,918
First Midwest Bancorp, Inc./Illinois	4,811	81,931
First NBC Bank Holding Co.*	954	31,969
First of Long Island Corp.	522	20,400
FirstMerit Corp.	10,560	208,560
Flushing Financial Corp.	1,932	39,703
German American Bancorp, Inc.	843	22,828
Glacier Bancorp, Inc.	4,742	134,578
Great Southern Bancorp, Inc.	680	21,794
Guaranty Bancorp	887	12,329
Hampton Roads Bankshares, Inc.*	2,564	4,436
Hancock Holding Co.	5,258	185,713
Hanmi Financial Corp.	2,070	43,636
Heartland Financial USA, Inc.	982	24,285
Heritage Commerce Corp.	1,240	10,131
Heritage Financial Corp./Washington	1,919	30,877
Heritage Oaks Bancorp*	1,490	11,369
Home BancShares, Inc./Arkansas	3,460	113,557
HomeTrust Bancshares, Inc.*	1,334	21,037
Horizon Bancorp/Indiana	576	12,580
Hudson Valley Holding Corp.	949	17,129
Iberiabank Corp.	2,007	138,864
Independent Bank Corp./Michigan	2,761	74,207
Independent Bank Group, Inc.	584	32,511
International Bancshares Corp.	3,436	92,772
Investors Bancorp, Inc.	22,883	252,857
Lakeland Bancorp, Inc.	2,468	26,654
Lakeland Financial Corp.	1,035	39,496
Macatawa Bank Corp.	1,590	8,061
MainSource Financial Group, Inc.	1,355	23,374
MB Financial, Inc.	3,522	95,270
Mercantile Bank Corp.	1,066	24,390
Merchants Bancshares, Inc./Vermont	363	11,609
Metro Bancorp, Inc.*	929	21,478
MidSouth Bancorp, Inc.	506	10,064
MidWestOne Financial Group, Inc.	437	10,484
National Bank Holdings Corp., Class A	2,647	52,781
National Bankshares, Inc./Virginia	440	13,592
National Penn Bancshares, Inc.	7,496	79,308
NBT Bancorp, Inc.	2,788	66,968
NewBridge Bancorp*	2,136	17,216
Northrim BanCorp, Inc.	399	10,202
OFG Bancorp	66,879	1,231,242
Old Line Bancshares, Inc.	529	8,337
Old National Bancorp/Indiana	6,748	96,361
OmniAmerican Bancorp, Inc.	742	18,550
Opus Bank*	320	9,299
Pacific Continental Corp.	1,151	15,803
Pacific Premier Bancorp, Inc.*	1,081	15,231
Palmetto Bancshares, Inc.*	349	5,022
Park National Corp.	809	62,455
Park Sterling Corp.	2,962	19,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Peapack-Gladstone Financial Corp.	740	$15,695
Penns Woods Bancorp, Inc.	296	13,942
Peoples Bancorp, Inc./Ohio	16,065	424,919
Peoples Financial Services Corp.	481	24,719
Pinnacle Financial Partners, Inc.	2,300	90,804
Preferred Bank/California*	742	17,541
PrivateBancorp, Inc.	4,574	132,920
Prosperity Bancshares, Inc.	4,457	279,008
Renasant Corp.	2,025	58,867
Republic Bancorp, Inc./Kentucky, Class A	642	15,228
Republic First Bancorp, Inc.*	1,963	9,894
S&T Bancorp, Inc.	1,890	46,966
Sandy Spring Bancorp, Inc.	1,569	39,084
Seacoast Banking Corp. of Florida*	1,195	12,990
ServisFirst Bancshares, Inc.*	41	3,544
Sierra Bancorp	853	13,477
Simmons First National Corp., Class A	1,038	40,887
South State Corp.	1,544	94,184
Southside Bancshares, Inc.	1,219	35,302
Southwest Bancorp, Inc./Oklahoma	1,293	22,059
Square 1 Financial, Inc., Class A*	379	7,205
State Bank Financial Corp.	2,041	34,513
Sterling Bancorp/Delaware	5,347	64,164
Stock Yards Bancorp, Inc.	931	27,837
Stonegate Bank	636	16,027
Suffolk Bancorp*	725	16,175
Sun Bancorp, Inc./New Jersey*	2,555	10,246
Susquehanna Bancshares, Inc.	11,967	126,372
Talmer Bancorp, Inc., Class A*	1,136	15,665
Taylor Capital Group, Inc.*	1,134	24,245
Texas Capital Bancshares, Inc.*	2,756	148,686
Tompkins Financial Corp.	958	46,156
TowneBank/Virginia	1,883	29,582
Trico Bancshares	1,006	23,279
Tristate Capital Holdings, Inc.*	1,402	19,810
Trustmark Corp.	4,302	106,216
UMB Financial Corp.	2,410	152,770
Umpqua Holdings Corp.	10,640	190,669
Union Bankshares Corp.	2,951	75,693
United Bankshares, Inc./West Virginia	4,403	142,349
United Community Banks, Inc./Georgia	3,196	52,319
Univest Corp. of Pennsylvania	1,013	20,969
Valley National Bancorp	12,708	125,936
VantageSouth Bancshares, Inc.*	1,324	7,878
ViewPoint Financial Group, Inc.	2,556	68,782
Washington Trust Bancorp, Inc.	956	35,152
Webster Financial Corp.	5,771	182,017
WesBanco, Inc.	1,655	51,371
West Bancorp, Inc.	1,017	15,489
Westamerica Bancorp	1,682	87,935
Western Alliance Bancorp*	4,792	114,050
Wilshire Bancorp, Inc.	4,495	46,164
Wintrust Financial Corp.	2,975	136,850
Yadkin Financial Corp.*	838	15,788

		11,255,779

Capital Markets (0.5%)
Arlington Asset Investment Corp., Class A	1,220	$33,343
BGC Partners, Inc., Class A	11,089	82,502
Calamos Asset Management, Inc., Class A	1,072	14,354
CIFC Corp.	323	2,910
Cohen & Steers, Inc.	1,234	53,531
CorEnergy Infrastructure Trust, Inc. (REIT)	1,951	14,457
Cowen Group, Inc., Class A*	7,372	31,110
Diamond Hill Investment Group, Inc.	180	22,990
Evercore Partners, Inc., Class A	2,119	122,139
FBR & Co.*	598	16,224
Financial Engines, Inc.	3,289	148,926
FXCM, Inc., Class A	2,910	43,534
GAMCO Investors, Inc., Class A	422	35,047
GFI Group, Inc.	4,508	14,967
Greenhill & Co., Inc.	1,807	88,995
HFF, Inc., Class A	2,103	78,211
ICG Group, Inc.*	2,640	55,123
INTL FCStone, Inc.*	1,012	20,159
Investment Technology Group, Inc.*	2,311	39,010
Janus Capital Group, Inc.	9,560	119,309
KCG Holdings, Inc., Class A*	3,393	40,309
Ladenburg Thalmann Financial Services, Inc.*	6,180	19,467
Manning & Napier, Inc.	879	15,171
Marcus & Millichap, Inc.*	510	13,010
Moelis & Co.*	473	15,897
Oppenheimer Holdings, Inc., Class A	618	14,826
Piper Jaffray Cos.*	1,060	54,876
Pzena Investment Management, Inc., Class A	675	7,533
RCS Capital Corp., Class A	261	5,541
Safeguard Scientifics, Inc.*	1,280	26,611
Silvercrest Asset Management Group, Inc., Class A	417	7,177
Stifel Financial Corp.*	4,192	198,491
SWS Group, Inc.*	2,036	14,822
Virtus Investment Partners, Inc.*	454	96,134
Walter Investment Management Corp.*	2,438	72,604
Westwood Holdings Group, Inc.	462	27,738
WisdomTree Investments, Inc.*	6,873	84,950

		1,751,998

Consumer Finance (0.2%)
Cash America International, Inc.	1,802	80,063
Consumer Portfolio Services, Inc.*	1,331	10,142
Credit Acceptance Corp.*	448	55,149
Encore Capital Group, Inc.*	1,645	74,716
Ezcorp, Inc., Class A*	3,352	38,716
First Cash Financial Services, Inc.*	1,856	106,887
Green Dot Corp., Class A*	2,001	37,979
JGWPT Holdings, Inc., Class A*	731	8,231
Nelnet, Inc., Class A	1,325	54,895
Nicholas Financial, Inc.	630	9,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Portfolio Recovery Associates, Inc.*	3,204	$190,734
Regional Management Corp.*	669	10,349
Springleaf Holdings, Inc.*	1,594	41,364
World Acceptance Corp.*	536	40,714

		758,986

Diversified Financial Services (0.1%)
Gain Capital Holdings, Inc.	1,472	11,585
MarketAxess Holdings, Inc.	2,417	130,663
Marlin Business Services Corp.	513	9,331
NewStar Financial, Inc.*	1,711	24,057
PHH Corp.*	3,667	84,268
PICO Holdings, Inc.*	1,469	34,903
Resource America, Inc., Class A	947	8,854
Tiptree Financial, Inc. (REIT), Class A	523	4,550

		308,211

Insurance (5.6%)
Ambac Financial Group, Inc.*	2,863	78,188
American Equity Investment Life Holding Co.	4,741	116,629
AMERISAFE, Inc.	1,217	49,495
AmTrust Financial Services, Inc.	1,923	80,401
Argo Group International Holdings Ltd.	1,675	85,609
Arthur J. Gallagher & Co.	29,000	1,351,400
Aspen Insurance Holdings Ltd.	47,000	2,134,740
Assurant, Inc.	6,625	434,269
Atlas Financial Holdings, Inc.*	735	11,143
Baldwin & Lyons, Inc., Class B	614	15,927
Citizens, Inc./Texas*	2,872	21,253
CNO Financial Group, Inc.	13,914	247,669
Crawford & Co., Class B	1,863	18,779
Donegal Group, Inc., Class A	450	6,885
eHealth, Inc.*	1,213	46,058
EMC Insurance Group, Inc.	327	10,065
Employers Holdings, Inc.	2,039	43,186
Enstar Group Ltd.*	547	82,449
FBL Financial Group, Inc., Class A	622	28,612
Federated National Holding Co.	725	18,487
Fidelity & Guaranty Life	737	17,644
First American Financial Corp.	6,833	189,889
Global Indemnity plc*	507	13,177
Greenlight Capital Reinsurance Ltd., Class A*	1,812	59,687
Hallmark Financial Services, Inc.*	852	9,159
Hanover Insurance Group, Inc.	36,000	2,273,400
HCC Insurance Holdings, Inc.	22,600	1,106,044
HCI Group, Inc.	576	23,386
Heritage Insurance Holdings, Inc.*	430	6,540
Hilltop Holdings, Inc.*	4,305	91,524
Horace Mann Educators Corp.	2,616	81,802
Independence Holding Co.	490	6,924
Infinity Property & Casualty Corp.	729	49,011
Kansas City Life Insurance Co.	230	10,460
Kemper Corp.	2,956	108,958
Maiden Holdings Ltd.	3,155	38,144

Meadowbrook Insurance Group, Inc.	3,232	$23,238
Montpelier Reinsurance Holdings Ltd.	62,255	1,989,047
National General Holdings Corp.	2,268	39,463
National Interstate Corp.	458	12,833
National Western Life Insurance Co., Class A	144	35,915
Navigators Group, Inc.*	682	45,728
Old Republic International Corp.	160,000	2,646,400
OneBeacon Insurance Group Ltd., Class A	1,383	21,492
Phoenix Cos., Inc.*	371	17,953
Platinum Underwriters Holdings Ltd.	1,726	111,931
Primerica, Inc.	3,489	166,949
Protective Life Corp.	28,200	1,955,106
RLI Corp.	2,752	125,987
Safety Insurance Group, Inc.	815	41,875
Selective Insurance Group, Inc.	3,571	88,275
StanCorp Financial Group, Inc.	54,700	3,500,800
State Auto Financial Corp.	985	23,079
Stewart Information Services Corp.	1,399	43,383
Symetra Financial Corp.	4,814	109,470
Third Point Reinsurance Ltd.*	3,618	55,211
United Fire Group, Inc.	1,290	37,823
United Insurance Holdings Corp.	1,066	18,399
Universal Insurance Holdings, Inc.	1,985	25,745
Validus Holdings Ltd.	41,500	1,586,960

		21,690,055

Real Estate Investment Trusts (REITs) (2.4%)
Acadia Realty Trust (REIT)	3,716	104,382
AG Mortgage Investment Trust, Inc. (REIT)	1,881	35,607
Agree Realty Corp. (REIT)	955	28,870
Alexander’s, Inc. (REIT)	139	51,356
Altisource Residential Corp. (REIT)	3,649	94,983
American Assets Trust, Inc. (REIT)	2,199	75,975
American Capital Mortgage Investment Corp. (REIT)	3,316	66,386
American Realty Capital Healthcare Trust, Inc. (REIT)	10,845	118,102
American Residential Properties, Inc. (REIT)*	2,117	39,694
AmREIT, Inc. (REIT)	1,303	23,845
Anworth Mortgage Asset Corp. (REIT)	8,166	42,137
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,972	49,008
Apollo Residential Mortgage, Inc. (REIT)	1,991	33,290
Ares Commercial Real Estate Corp. (REIT)	1,764	21,891
Armada Hoffler Properties, Inc. (REIT)	1,351	13,078
ARMOUR Residential REIT, Inc. (REIT)	23,003	99,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ashford Hospitality Prime, Inc. (REIT)	1,182	$20,283
Ashford Hospitality Trust, Inc. (REIT)	4,481	51,711
Associated Estates Realty Corp. (REIT)	3,781	68,134
Aviv REIT, Inc. (REIT)	1,296	36,508
Campus Crest Communities, Inc. (REIT)	4,006	34,692
Capstead Mortgage Corp. (REIT)	6,216	81,740
CareTrust REIT, Inc. (REIT)*	1,296	25,661
CatchMark Timber Trust, Inc. (REIT), Class A	887	12,125
Cedar Realty Trust, Inc. (REIT)	5,105	31,906
Chambers Street Properties (REIT)	15,247	122,586
Chatham Lodging Trust (REIT)	1,727	37,821
Chesapeake Lodging Trust (REIT)	3,184	96,252
Colony Financial, Inc. (REIT)	5,960	138,391
CoreSite Realty Corp. (REIT)	1,370	45,306
Cousins Properties, Inc. (REIT)	12,758	158,837
CubeSmart (REIT)	9,261	169,662
CyrusOne, Inc. (REIT)	1,267	31,548
CYS Investments, Inc. (REIT)	10,455	94,304
DCT Industrial Trust, Inc. (REIT)	21,143	173,584
DiamondRock Hospitality Co. (REIT)	12,607	161,622
DuPont Fabros Technology, Inc. (REIT)	4,124	111,183
Dynex Capital, Inc. (REIT)	3,570	31,595
EastGroup Properties, Inc. (REIT)	2,025	130,066
Education Realty Trust, Inc. (REIT)	7,362	79,068
Empire State Realty Trust, Inc. (REIT), Class A	5,900	97,350
EPR Properties (REIT)	3,446	192,528
Equity One, Inc. (REIT)	3,962	93,464
Excel Trust, Inc. (REIT)	3,178	42,363
FelCor Lodging Trust, Inc. (REIT)	7,954	83,597
First Industrial Realty Trust, Inc. (REIT)	7,066	133,123
First Potomac Realty Trust (REIT)	3,740	49,069
Franklin Street Properties Corp. (REIT)	5,772	72,612
Geo Group, Inc. (REIT)	4,628	165,358
Getty Realty Corp. (REIT)	1,699	32,417
Gladstone Commercial Corp. (REIT)	1,014	18,120
Glimcher Realty Trust (REIT)	9,311	100,838
Government Properties Income Trust (REIT)	3,477	88,281
Gramercy Property Trust, Inc. (REIT)	7,602	45,992
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (REIT)	1,378	19,761
Hatteras Financial Corp. (REIT)	6,185	122,525

Healthcare Realty Trust, Inc. (REIT)	6,187	$157,274
Hersha Hospitality Trust (REIT)	12,954	86,921
Highwoods Properties, Inc. (REIT)	5,801	243,352
Hudson Pacific Properties, Inc. (REIT)	3,552	90,008
Inland Real Estate Corp. (REIT)	5,709	60,687
Invesco Mortgage Capital, Inc. (REIT)	7,907	137,266
Investors Real Estate Trust (REIT)	6,858	63,162
iStar Financial, Inc. (REIT)*	5,429	81,326
Kite Realty Group Trust (REIT)	8,283	50,858
LaSalle Hotel Properties (REIT)	6,666	235,243
Lexington Realty Trust (REIT)	13,155	144,837
LTC Properties, Inc. (REIT)	2,277	88,894
Mack-Cali Realty Corp. (REIT)	5,674	121,878
Medical Properties Trust, Inc. (REIT)	11,080	146,699
Monmouth Real Estate Investment
Corp. (REIT), Class A	3,680	36,947
National Health Investors, Inc. (REIT)	2,133	133,440
New Residential Investment Corp. (REIT)	18,178	114,521
New York Mortgage Trust, Inc. (REIT)	5,927	46,290
New York REIT, Inc. (REIT)	11,296	124,934
One Liberty Properties, Inc. (REIT)	785	16,752
Owens Realty Mortgage, Inc. (REIT)	693	13,479
Parkway Properties, Inc./Maryland (REIT)	4,580	94,577
Pebblebrook Hotel Trust (REIT)	4,124	152,423
Pennsylvania Real Estate Investment Trust (REIT)	4,445	83,655
PennyMac Mortgage Investment Trust (REIT)	4,598	100,880
Physicians Realty Trust (REIT)	2,224	32,003
Potlatch Corp. (REIT)	2,606	107,888
PS Business Parks, Inc. (REIT)	1,251	104,446
QTS Realty Trust, Inc. (REIT), Class A	794	22,732
RAIT Financial Trust (REIT)	5,326	44,046
Ramco-Gershenson Properties Trust (REIT)	4,362	72,496
Redwood Trust, Inc. (REIT)	5,307	103,327
Resource Capital Corp. (REIT)	8,416	47,382
Retail Opportunity Investments Corp. (REIT)	4,749	74,702
Rexford Industrial Realty, Inc. (REIT)	1,872	26,657
RLJ Lodging Trust (REIT)	8,401	242,705
Rouse Properties, Inc. (REIT)	2,376	40,653
Ryman Hospitality Properties, Inc. (REIT)	2,792	134,435
Sabra Health Care REIT, Inc. (REIT)	3,030	86,991
Saul Centers, Inc. (REIT)	639	31,055

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Select Income REIT (REIT)	2,384	$70,662
Silver Bay Realty Trust Corp. (REIT)	2,134	34,827
Sovran Self Storage, Inc. (REIT)	2,122	163,925
STAG Industrial, Inc. (REIT)	3,350	80,434
Strategic Hotels & Resorts, Inc. (REIT)*	15,851	185,615
Summit Hotel Properties, Inc. (REIT)	5,468	57,961
Sun Communities, Inc. (REIT)	2,646	131,877
Sunstone Hotel Investors, Inc. (REIT)	11,803	176,219
Terreno Realty Corp. (REIT)	2,158	41,714
Trade Street Residential, Inc. (REIT)	1,195	8,951
UMH Properties, Inc. (REIT)	1,280	12,838
Universal Health Realty Income Trust (REIT)	786	34,175
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	34,995
Washington Real Estate Investment Trust (REIT)	4,296	111,610
Western Asset Mortgage Capital Corp. (REIT)	2,660	37,692
Whitestone REIT (REIT)	1,492	22,246
Winthrop Realty Trust (REIT)	2,356	36,165

		9,239,917

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	3,131	129,780
Altisource Asset Management Corp.*	91	65,798
Altisource Portfolio Solutions S.A.*	933	106,903
AV Homes, Inc.*	656	10,726
Consolidated-Tomoka Land Co.	275	12,623
Forestar Group, Inc.*	2,283	43,582
Kennedy-Wilson Holdings, Inc.	4,585	122,970
RE/MAX Holdings, Inc., Class A	681	20,151
St. Joe Co.*	2,423	61,617
Tejon Ranch Co.*	844	27,168

		601,318

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	5,536	74,459
Bank Mutual Corp.	3,054	17,713
BankFinancial Corp.	1,187	13,247
BBX Capital Corp., Class A*	579	10,422
Beneficial Mutual Bancorp, Inc.*	1,900	25,764
Berkshire Hills Bancorp, Inc.	1,649	38,290
BofI Holding, Inc.*	909	66,784
Brookline Bancorp, Inc.	4,449	41,687
Capitol Federal Financial, Inc.	9,146	111,215
Charter Financial Corp./Maryland	1,488	16,517
Clifton Bancorp, Inc.	1,680	21,286
Dime Community Bancshares, Inc.	2,108	33,285
ESB Financial Corp.	893	11,556
Essent Group Ltd.*	2,664	53,520
EverBank Financial Corp.	5,821	117,351
Federal Agricultural Mortgage Corp., Class C	679	21,103

First Defiance Financial Corp.	629	$18,052
First Financial Northwest, Inc.	988	10,740
Flagstar Bancorp, Inc.*	1,279	23,150
Fox Chase Bancorp, Inc.	773	13,033
Franklin Financial Corp./Virginia*	606	13,150
Home Loan Servicing Solutions Ltd.	4,513	102,581
HomeStreet, Inc.	893	16,404
Kearny Financial Corp.*	886	13,414
Ladder Capital Corp., Class A*	1,016	18,359
Meridian Interstate Bancorp, Inc.*	500	12,840
Meta Financial Group, Inc.	379	15,160
MGIC Investment Corp.*	21,635	199,907
NASB Financial, Inc.	208	4,919
NMI Holdings, Inc., Class A*	3,221	33,821
Northfield Bancorp, Inc.	3,396	44,522
Northwest Bancshares, Inc.	6,032	81,854
OceanFirst Financial Corp.	891	14,755
Oritani Financial Corp.	2,871	44,185
PennyMac Financial Services, Inc., Class A*	1,023	15,539
Provident Financial Services, Inc.	3,808	65,955
Radian Group, Inc.	12,214	180,889
Stonegate Mortgage Corp.*	909	12,681
Territorial Bancorp, Inc.	574	11,985
Tree.com, Inc.*	382	11,132
TrustCo Bank Corp.	235,196	1,571,109
United Community Financial Corp./Ohio*	3,226	13,323
United Financial Bancorp, Inc.	3,328	45,094
Walker & Dunlop, Inc.*	1,172	16,537
Washington Federal, Inc.	6,457	144,831
Waterstone Financial, Inc.	2,181	24,885
WSFS Financial Corp.	567	41,771

		3,510,776

Total Financials		49,117,040

Health Care (5.9%)
Biotechnology (1.5%)
ACADIA Pharmaceuticals, Inc.*	4,995	112,837
Acceleron Pharma, Inc.*	1,049	35,635
Achillion Pharmaceuticals, Inc.*	6,199	46,926
Acorda Therapeutics, Inc.*	2,666	89,871
Actinium Pharmaceuticals, Inc.*	1,239	8,946
Adamas Pharmaceuticals, Inc.*	176	3,217
Aegerion Pharmaceuticals, Inc.*	1,893	60,746
Agenus, Inc.*	3,947	12,709
Agios Pharmaceuticals, Inc.*	865	39,634
Akebia Therapeutics, Inc.*	495	13,756
Alder Biopharmaceuticals, Inc.*	502	10,075
AMAG Pharmaceuticals, Inc.*	1,423	29,485
Anacor Pharmaceuticals, Inc.*	2,102	37,268
Applied Genetic Technologies Corp.*	305	7,045
Arena Pharmaceuticals, Inc.*	14,016	82,134
ARIAD Pharmaceuticals, Inc.*	10,514	66,974
Array BioPharma, Inc.*	8,082	36,854
Arrowhead Research Corp.*	3,313	47,409
Auspex Pharmaceuticals, Inc.*	548	12,204
BioCryst Pharmaceuticals, Inc.*	4,472	57,018

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

BioSpecifics Technologies Corp.*	225	$6,066
BioTime, Inc.*	3,363	10,257
Bluebird Bio, Inc.*	1,215	46,863
Cara Therapeutics, Inc.*	343	5,838
Celldex Therapeutics, Inc.*	5,709	93,171
Cellular Dynamics International, Inc.*	612	8,917
Cepheid, Inc.*	4,461	213,860
ChemoCentryx, Inc.*	1,768	10,343
Chimerix, Inc.*	1,716	37,649
Clovis Oncology, Inc.*	1,576	65,262
CTI BioPharma Corp.*	8,497	23,877
Cytokinetics, Inc.*	2,249	10,750
Cytori Therapeutics, Inc.*	4,435	10,600
CytRx Corp.*	3,560	14,881
Dendreon Corp.*	10,043	23,099
Dicerna Pharmaceuticals, Inc.*	232	5,236
Durata Therapeutics, Inc.*	990	16,860
Dyax Corp.*	8,642	82,963
Dynavax Technologies Corp.*	16,852	26,963
Eleven Biotherapeutics, Inc.*	271	3,572
Emergent Biosolutions, Inc.*	1,905	42,786
Enanta Pharmaceuticals, Inc.*	660	28,426
Epizyme, Inc.*	814	25,332
Esperion Therapeutics, Inc.*	359	5,687
Exact Sciences Corp.*	5,295	90,174
Exelixis, Inc.*	12,705	43,070
Five Prime Therapeutics, Inc.*	1,096	17,043
Flexion Therapeutics, Inc.*	272	3,667
Foundation Medicine, Inc.*	890	23,994
Galectin Therapeutics, Inc.*	1,147	15,840
Galena Biopharma, Inc.*	7,423	22,714
Genocea Biosciences, Inc.*	226	4,237
Genomic Health, Inc.*	1,094	29,976
Geron Corp.*	9,812	31,497
Halozyme Therapeutics, Inc.*	6,587	65,080
Heron Therapeutics, Inc.*	1,242	15,301
Hyperion Therapeutics, Inc.*	866	22,603
Idenix Pharmaceuticals, Inc.*	7,509	180,967
Idera Pharmaceuticals, Inc.*	3,832	11,113
ImmunoGen, Inc.*	5,564	65,933
Immunomedics, Inc.*	5,322	19,425
Infinity Pharmaceuticals, Inc.*	3,129	39,863
Inovio Pharmaceuticals, Inc.*	3,847	41,586
Insmed, Inc.*	2,504	50,030
Insys Therapeutics, Inc.*	637	19,894
InterMune, Inc.*	6,320	279,028
Intrexon Corp.*	2,273	57,120
Ironwood Pharmaceuticals, Inc.*	7,621	116,830
Isis Pharmaceuticals, Inc.*	7,511	258,754
Karyopharm Therapeutics, Inc.*	790	36,774
Keryx Biopharmaceuticals, Inc.*	5,874	90,342
Kindred Biosciences, Inc.*	672	12,526
KYTHERA Biopharmaceuticals, Inc.*	1,110	42,591
Lexicon Pharmaceuticals, Inc.*	14,828	23,873
Ligand Pharmaceuticals, Inc.*	1,324	82,472
MacroGenics, Inc.*	1,272	27,641
MannKind Corp.*	14,560	160,014
Merrimack Pharmaceuticals, Inc.*	6,327	46,124
MiMedx Group, Inc.*	6,033	42,774
Mirati Therapeutics, Inc.*	452	9,040

Momenta Pharmaceuticals, Inc.*	3,101	$37,460
NanoViricides, Inc.*	2,538	10,736
Navidea Biopharmaceuticals, Inc.*	9,560	14,149
NeoStem, Inc.*	1,506	9,819
Neuralstem, Inc.*	4,375	18,463
Neurocrine Biosciences, Inc.*	4,825	71,603
NewLink Genetics Corp.*	1,284	34,090
Northwest Biotherapeutics, Inc.*	2,265	15,198
Novavax, Inc.*	13,366	61,751
NPS Pharmaceuticals, Inc.*	6,794	224,542
Ohr Pharmaceutical, Inc.*	1,336	12,705
OncoMed Pharmaceuticals, Inc.*	801	18,663
Oncothyreon, Inc.*	4,482	14,522
Ophthotech Corp.*	886	37,487
OPKO Health, Inc.*	12,684	112,127
Orexigen Therapeutics, Inc.*	7,331	45,306
Organovo Holdings, Inc.*	3,980	33,233
Osiris Therapeutics, Inc.*	1,203	18,791
OvaScience, Inc.*	1,084	9,940
PDL BioPharma, Inc.	10,199	98,726
Peregrine Pharmaceuticals, Inc.*	10,955	20,595
Portola Pharmaceuticals, Inc.*	2,355	68,719
Progenics Pharmaceuticals, Inc.*	4,234	18,249
Prothena Corp. plc*	1,399	31,547
PTC Therapeutics, Inc.*	1,418	37,067
Puma Biotechnology, Inc.*	1,485	98,010
Raptor Pharmaceutical Corp.*	3,934	45,438
Receptos, Inc.*	986	42,004
Regado Biosciences, Inc.*	974	6,613
Regulus Therapeutics, Inc.*	857	6,890
Repligen Corp.*	2,077	47,335
Retrophin, Inc.*	1,363	16,002
Rigel Pharmaceuticals, Inc.*	5,507	19,990
Sangamo BioSciences, Inc.*	4,390	67,035
Sarepta Therapeutics, Inc.*	2,582	76,918
Spectrum Pharmaceuticals, Inc.*	4,140	33,658
Stemline Therapeutics, Inc.*	697	10,225
Sunesis Pharmaceuticals, Inc.*	3,141	20,479
Synageva BioPharma Corp.*	1,378	144,414
Synergy Pharmaceuticals, Inc.*	5,952	24,225
Synta Pharmaceuticals Corp.*	3,870	15,828
TESARO, Inc.*	1,228	38,203
TG Therapeutics, Inc.*	1,493	14,019
Threshold Pharmaceuticals, Inc.*	3,473	13,753
Ultragenyx Pharmaceutical, Inc.*	407	18,270
Vanda Pharmaceuticals, Inc.*	2,177	35,224
Verastem, Inc.*	1,325	12,005
Versartis, Inc.*	437	12,253
Vital Therapies, Inc.*	326	8,880
Xencor, Inc.*	975	11,330
XOMA Corp.*	5,439	24,965
ZIOPHARM Oncology, Inc.*	5,073	20,444

		5,689,809

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.	1,459	64,648
ABIOMED, Inc.*	2,557	64,283
Accuray, Inc.*	4,896	43,085
Analogic Corp.	781	61,105
AngioDynamics, Inc.*	1,632	26,651
Anika Therapeutics, Inc.*	923	42,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Antares Pharma, Inc.*	7,414	$19,795
AtriCure, Inc.*	1,756	32,275
Atrion Corp.	95	30,970
Cantel Medical Corp.	2,165	79,282
Cardiovascular Systems, Inc.*	1,781	55,496
Cerus Corp.*	4,501	18,679
CONMED Corp.	1,742	76,909
CryoLife, Inc.	1,799	16,101
Cyberonics, Inc.*	1,721	107,494
Cynosure, Inc., Class A*	1,424	30,260
Derma Sciences, Inc.*	1,370	15,837
DexCom, Inc.*	4,791	190,011
Endologix, Inc.*	4,137	62,924
Exactech, Inc.*	617	15,567
GenMark Diagnostics, Inc.*	2,658	35,963
Globus Medical, Inc., Class A*	4,213	100,775
Greatbatch, Inc.*	1,577	77,368
Haemonetics Corp.*	3,307	116,671
HeartWare International, Inc.*	1,075	95,137
Hill-Rom Holdings, Inc.	43,800	1,818,138
ICU Medical, Inc.*	855	51,993
Inogen, Inc.*	283	6,384
Insulet Corp.*	3,518	139,559
Integra LifeSciences Holdings Corp.*	1,598	75,202
Invacare Corp.	2,103	38,632
K2M Group Holdings, Inc.*	561	8,348
LDR Holding Corp.*	1,062	26,561
Masimo Corp.*	3,098	73,113
Meridian Bioscience, Inc.	2,638	54,448
Merit Medical Systems, Inc.*	2,822	42,612
Natus Medical, Inc.*	2,040	51,286
Neogen Corp.*	2,365	95,712
NuVasive, Inc.*	2,980	105,999
NxStage Medical, Inc.*	3,946	56,704
OraSure Technologies, Inc.*	3,547	30,540
Orthofix International N.V.*	1,194	43,282
Oxford Immunotec Global plc*	827	13,918
PhotoMedex, Inc.*	838	10,266
Quidel Corp.*	1,851	40,926
Rockwell Medical, Inc.*	2,584	30,982
RTI Surgical, Inc.*	3,467	15,081
Spectranetics Corp.*	2,656	60,769
STAAR Surgical Co.*	2,436	40,925
STERIS Corp.	68,280	3,651,614
SurModics, Inc.*	914	19,578
Symmetry Medical, Inc.*	2,419	21,432
Tandem Diabetes Care, Inc.*	546	8,878
Teleflex, Inc.	25,000	2,640,000
Thoratec Corp.*	3,635	126,716
Tornier N.V.*	2,273	53,143
TransEnterix, Inc.*	1,843	9,289
TriVascular Technologies, Inc.*	467	7,271
Unilife Corp.*	6,473	19,160
Utah Medical Products, Inc.	243	12,500
Vascular Solutions, Inc.*	1,097	24,342
Veracyte, Inc.*	373	6,386
Volcano Corp.*	3,230	56,880
West Pharmaceutical Services, Inc.	4,517	190,527
Wright Medical Group, Inc.*	3,193	100,260
Zeltiq Aesthetics, Inc.*	1,862	28,284

		11,387,689

Health Care Providers & Services (0.7%)
Acadia Healthcare Co., Inc.*	2,338	$106,379
Addus HomeCare Corp.*	374	8,408
Air Methods Corp.*	2,501	129,177
Alliance HealthCare Services, Inc.*	345	9,315
Almost Family, Inc.*	528	11,658
Amedisys, Inc.*	1,753	29,345
AMN Healthcare Services, Inc.*	3,043	37,429
Amsurg Corp.*	2,073	94,467
Bio-Reference Labs, Inc.*	1,553	46,932
BioScrip, Inc.*	4,354	36,312
BioTelemetry, Inc.*	1,685	12,081
Capital Senior Living Corp.*	1,898	45,248
Chemed Corp.	1,122	105,154
Chindex International, Inc.*	912	21,605
CorVel Corp.*	709	32,033
Cross Country Healthcare, Inc.*	1,912	12,466
Emeritus Corp.*	2,392	75,707
Ensign Group, Inc.	1,296	40,280
ExamWorks Group, Inc.*	2,215	70,282
Five Star Quality Care, Inc.*	2,731	13,682
Gentiva Health Services, Inc.*	2,050	30,873
Hanger, Inc.*	2,226	70,008
HealthSouth Corp.	5,623	201,697
Healthways, Inc.*	2,010	35,255
IPC The Hospitalist Co., Inc.*	1,105	48,863
Kindred Healthcare, Inc.	3,481	80,411
Landauer, Inc.	622	26,124
LHC Group, Inc.*	754	16,113
Magellan Health, Inc.*	1,760	109,542
Molina Healthcare, Inc.*	1,928	86,047
MWI Veterinary Supply, Inc.*	822	116,716
National Healthcare Corp.	655	36,870
National Research Corp., Class A*	700	9,793
Owens & Minor, Inc.	4,034	137,075
PharMerica Corp.*	1,897	54,235
Providence Service Corp.*	745	27,260
RadNet, Inc.*	2,061	13,664
Select Medical Holdings Corp.	5,012	78,187
Skilled Healthcare Group, Inc., Class A*	1,637	10,297
Surgical Care Affiliates, Inc.*	814	23,671
Team Health Holdings, Inc.*	4,491	224,281
Triple-S Management Corp., Class B*	1,640	29,405
U.S. Physical Therapy, Inc.	769	26,292
Universal American Corp.	2,742	22,841
WellCare Health Plans, Inc.*	2,804	209,347

		2,662,827

Health Care Technology (0.1%)
Castlight Health, Inc., Class B*	824	12,525
Computer Programs & Systems, Inc.	701	44,584
HealthStream, Inc.*	1,323	32,149
HMS Holdings Corp.*	5,603	114,357
MedAssets, Inc.*	3,897	89,007
Medidata Solutions, Inc.*	3,454	147,866
Merge Healthcare, Inc.*	4,787	10,867
Omnicell, Inc.*	2,326	66,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Quality Systems, Inc.	3,175	$50,959
Vocera Communications, Inc.*	1,441	19,021

		588,114

Life Sciences Tools & Services (0.1%)
Accelerate Diagnostics, Inc.*	1,453	37,778
Affymetrix, Inc.*	4,689	41,779
Albany Molecular Research, Inc.*	1,530	30,784
Cambrex Corp.*	2,003	41,462
Enzo Biochem, Inc.*	2,174	11,413
Fluidigm Corp.*	1,794	52,744
Furiex Pharmaceuticals, Inc.*	447	47,462
Luminex Corp.*	2,354	40,371
NanoString Technologies, Inc.*	645	9,643
Pacific Biosciences of California, Inc.*	3,536	21,852
PAREXEL International Corp.*	3,637	192,179
Sequenom, Inc.*	7,356	28,468

		555,935

Pharmaceuticals (0.5%)
AcelRx Pharmaceuticals, Inc.*	1,666	17,076
Achaogen, Inc.*	425	5,933
Aerie Pharmaceuticals, Inc.*	671	16,621
Akorn, Inc.*	3,984	132,468
Alimera Sciences, Inc.*	1,683	10,064
Ampio Pharmaceuticals, Inc.*	2,659	22,203
ANI Pharmaceuticals, Inc.*	439	15,119
Aratana Therapeutics, Inc.*	1,553	24,242
Auxilium Pharmaceuticals, Inc.*	3,243	65,055
AVANIR Pharmaceuticals, Inc., Class A*	10,307	58,131
BioDelivery Sciences International, Inc.*	2,665	32,167
Bio-Path Holdings, Inc.*	4,636	14,140
Cempra, Inc.*	1,451	15,569
Corcept Therapeutics, Inc.*	3,080	8,624
Depomed, Inc.*	3,738	51,958
Egalet Corp.*	179	2,348
Endocyte, Inc.*	2,448	16,132
Horizon Pharma, Inc.*	4,160	65,811
Impax Laboratories, Inc.*	4,454	133,575
Intra-Cellular Therapies, Inc.*	1,084	18,276
Lannett Co., Inc.*	1,645	81,625
Medicines Co.*	4,164	121,006
Nektar Therapeutics*	8,077	103,547
Omeros Corp.*	2,199	38,263
Pacira Pharmaceuticals, Inc.*	2,279	209,349
Pain Therapeutics, Inc.*	2,399	13,794
Pernix Therapeutics Holdings, Inc.*	2,114	18,984
Phibro Animal Health Corp., Class A*	921	20,216
Pozen, Inc.*	1,852	15,427
Prestige Brands Holdings, Inc.*	3,306	112,040
Relypsa, Inc.*	1,077	26,193
Repros Therapeutics, Inc.*	1,505	26,037
Revance Therapeutics, Inc.*	470	15,980
Sagent Pharmaceuticals, Inc.*	1,393	36,023
SciClone Pharmaceuticals, Inc.*	3,183	16,743
Sucampo Pharmaceuticals, Inc., Class A*	1,239	8,549

Supernus Pharmaceuticals, Inc.*	1,863	$20,400
Tetraphase Pharmaceuticals, Inc.*	1,404	18,940
TherapeuticsMD, Inc.*	6,418	28,368
Theravance Biopharma, Inc.*	1,501	47,852
Theravance, Inc.*	5,253	156,434
VIVUS, Inc.*	5,733	30,500
XenoPort, Inc.*	3,845	18,571
Zogenix, Inc.*	7,819	15,716

		1,926,069

Total Health Care		22,810,443

Industrials (20.1%)
Aerospace & Defense (1.3%)
AAR Corp.	115,922	3,194,810
Aerovironment, Inc.*	1,218	38,732
American Science & Engineering, Inc.	503	35,004
Astronics Corp.*	996	56,224
Cubic Corp.	1,300	57,863
Curtiss-Wright Corp.	3,086	202,318
DigitalGlobe, Inc.*	4,819	133,968
Ducommun, Inc.*	688	17,977
Engility Holdings, Inc.*	1,133	43,349
Esterline Technologies Corp.*	2,033	234,039
GenCorp, Inc.*	3,818	72,924
HEICO Corp.	4,249	220,693
KEYW Holding Corp.*	2,033	25,555
Kratos Defense & Security Solutions, Inc.*	2,884	22,495
LMI Aerospace, Inc.*	647	8,463
Moog, Inc., Class A*	2,844	207,299
National Presto Industries, Inc	311	22,653
Orbital Sciences Corp.*	3,870	114,359
SIFCO Industries, Inc.	160	4,992
Sparton Corp.*	675	18,725
Taser International, Inc.*	3,393	45,127
Teledyne Technologies, Inc.*	2,398	233,014

		5,010,583

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,433	28,734
Atlas Air Worldwide Holdings, Inc.*	1,612	59,402
Echo Global Logistics, Inc.*	1,499	28,736
Forward Air Corp.	1,988	95,126
Hub Group, Inc., Class A*	2,359	118,894
Park-Ohio Holdings Corp.	570	33,123
UTi Worldwide, Inc.*	5,763	59,589
XPO Logistics, Inc.*	3,331	95,333

		518,937

Airlines (0.5%)
Allegiant Travel Co.	880	103,638
Hawaiian Holdings, Inc.*	2,883	39,526
JetBlue Airways Corp.*	15,890	172,406
Republic Airways Holdings, Inc.*	3,225	34,959
SkyWest, Inc.	119,234	1,457,039

		1,807,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (2.4%)
AAON, Inc.	1,786	$59,867
American Woodmark Corp.*	782	24,922
Apogee Enterprises, Inc.	75,889	2,645,491
Builders FirstSource, Inc.*	2,937	21,969
Continental Building Products, Inc.*	744	11,458
Gibraltar Industries, Inc.*	92,006	1,427,013
Griffon Corp.	2,533	31,409
Insteel Industries, Inc.	1,185	23,285
Masonite International Corp.*	1,880	105,769
NCI Building Systems, Inc.*	1,791	34,799
Norcraft Cos., Inc.*	543	7,770
Nortek, Inc.*	592	53,138
Patrick Industries, Inc.*	521	24,273
PGT, Inc.*	3,002	25,427
Ply Gem Holdings, Inc.*	1,330	13,433
Quanex Building Products Corp.	2,449	43,764
Simpson Manufacturing Co., Inc.	47,667	1,733,172
Trex Co., Inc.*	2,149	61,934
Universal Forest Products, Inc.	59,266	2,860,770

		9,209,663

Commercial Services & Supplies (2.5%)
ABM Industries, Inc.	3,604	97,236
ACCO Brands Corp.*	7,164	45,921
ARC Document Solutions, Inc.*	2,739	16,051
Brady Corp., Class A	52,026	1,554,017
Brink’s Co.	3,080	86,918
Casella Waste Systems, Inc., Class A*	2,704	13,547
CECO Environmental Corp.	1,337	20,844
Cenveo, Inc.*	3,813	14,146
Civeo Corp.*	78,294	1,959,699
Deluxe Corp.	3,199	187,397
Ennis, Inc.	1,721	26,262
G&K Services, Inc., Class A	1,283	66,806
Healthcare Services Group, Inc.	4,517	132,980
Heritage-Crystal Clean, Inc.*	580	11,385
Herman Miller, Inc.	3,788	114,549
HNI Corp.	2,883	112,754
InnerWorkings, Inc.*	2,249	19,117
Interface, Inc.	4,243	79,938
Kimball International, Inc., Class B	2,144	35,848
Knoll, Inc.	3,084	53,446
McGrath RentCorp	46,968	1,726,074
Mobile Mini, Inc.	2,985	142,952
MSA Safety, Inc.	40,466	2,325,986
Multi-Color Corp.	818	32,728
NL Industries, Inc.	426	3,958
Performant Financial Corp.*	1,879	18,978
Quad/Graphics, Inc.	1,741	38,946
Quest Resource Holding Corp.*	776	4,043
Schawk, Inc.	736	14,985
SP Plus Corp.*	1,021	21,839
Steelcase, Inc., Class A	5,288	80,007
Team, Inc.*	1,311	53,777
Tetra Tech, Inc.	4,152	114,180
U.S. Ecology, Inc.	1,372	67,159
UniFirst Corp.	944	100,064
United Stationers, Inc.	2,518	104,421

Viad Corp.	1,331	$31,731
West Corp.	2,441	65,419

		9,596,108

Construction & Engineering (1.5%)
Aegion Corp.*	2,428	56,500
Ameresco, Inc., Class A*	1,359	9,554
Argan, Inc	805	30,019
Comfort Systems USA, Inc.	2,464	38,931
Dycom Industries, Inc.*	2,182	68,318
EMCOR Group, Inc.	47,002	2,092,999
Furmanite Corp.*	2,458	28,611
Granite Construction, Inc.	87,499	3,148,214
Great Lakes Dredge & Dock Corp.*	3,943	31,505
Layne Christensen Co.*	1,278	16,997
MasTec, Inc.*	3,989	122,941
MYR Group, Inc.*	1,387	35,133
Northwest Pipe Co.*	613	24,722
Orion Marine Group, Inc.*	1,805	19,548
Pike Corp.*	1,676	15,017
Primoris Services Corp.	2,425	69,937
Sterling Construction Co., Inc.*	1,226	11,500
Tutor Perini Corp.*	2,377	75,446

		5,895,892

Electrical Equipment (2.1%)
AZZ, Inc.	1,630	75,110
Capstone Turbine Corp.*(b)	21,479	32,433
Encore Wire Corp.	1,324	64,929
EnerSys, Inc.	5,501	378,414
Enphase Energy, Inc.*	1,250	10,688
Franklin Electric Co., Inc.	48,048	1,937,776
FuelCell Energy, Inc.*	14,102	33,845
Generac Holdings, Inc.*	4,395	214,212
General Cable Corp.	3,107	79,726
Global Power Equipment Group, Inc.	1,118	18,067
GrafTech International Ltd.*	7,514	78,596
LSI Industries, Inc.	1,338	10,677
Plug Power, Inc.*	10,685	50,006
Polypore International, Inc.*	2,884	137,653
Powell Industries, Inc.	24,607	1,608,806
Power Solutions International, Inc.*	287	20,655
PowerSecure International, Inc.*	1,535	14,951
Preformed Line Products Co.	186	10,012
Regal-Beloit Corp.	43,500	3,417,360
Revolution Lighting Technologies, Inc.*	1,945	4,474
Thermon Group Holdings, Inc.*	2,038	53,640
Vicor Corp.*	929	7,785

		8,259,815

Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	38,000	3,291,560
Raven Industries, Inc.	2,330	77,216

		3,368,776

Machinery (6.6%)
Accuride Corp.*	2,583	12,631
Actuant Corp., Class A	4,542	157,017
Alamo Group, Inc.	470	25,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Albany International Corp., Class A	1,779	$67,531
Altra Industrial Motion Corp.	1,728	62,882
American Railcar Industries, Inc.	590	39,984
ARC Group Worldwide, Inc.*	196	2,979
Astec Industries, Inc.	56,806	2,492,647
Barnes Group, Inc.	3,463	133,464
Blount International, Inc.*	3,103	43,783
Briggs & Stratton Corp.	73,387	1,501,498
Chart Industries, Inc.*	1,947	161,095
CIRCOR International, Inc.	1,130	87,157
CLARCOR, Inc.	3,224	199,404
Columbus McKinnon Corp.	1,291	34,922
Commercial Vehicle Group, Inc.*	1,776	17,831
Douglas Dynamics, Inc.	1,370	24,139
Dynamic Materials Corp.	892	19,740
Energy Recovery, Inc.*	2,474	12,172
EnPro Industries, Inc.*	30,752	2,249,816
ESCO Technologies, Inc.	1,682	58,265
ExOne Co.*	634	25,119
Federal Signal Corp.	4,006	58,688
FreightCar America, Inc.	775	19,406
Global Brass & Copper Holdings, Inc.	1,357	22,933
Gorman-Rupp Co.	1,194	42,232
Graham Corp.	661	23,010
Greenbrier Cos., Inc.*	1,764	101,606
Harsco Corp.	5,153	137,224
Hurco Cos., Inc.	447	12,605
Hyster-Yale Materials Handling, Inc.	658	58,259
John Bean Technologies Corp.	1,851	57,363
Kadant, Inc.	737	28,338
Kennametal, Inc.	48,200	2,230,696
L.B. Foster Co., Class A	668	36,152
Lincoln Electric Holdings, Inc.	40,000	2,795,200
Lindsay Corp.	19,523	1,649,108
Lydall, Inc.*	1,058	28,958
Manitex International, Inc.*	862	13,999
Meritor, Inc.*	6,254	81,552
Miller Industries, Inc.	684	14,077
Mueller Industries, Inc.	85,525	2,515,290
Mueller Water Products, Inc., Class A	10,179	87,947
NN, Inc.	1,126	28,803
Omega Flex, Inc.	202	3,963
Proto Labs, Inc.*	1,449	118,702
RBC Bearings, Inc.	1,481	94,858
Rexnord Corp.*	4,793	134,923
Standex International Corp.	811	60,403
Sun Hydraulics Corp.	1,417	57,530
Tennant Co.	1,177	89,829
Titan International, Inc.	2,811	47,281
TriMas Corp.*	2,891	110,234
Trinity Industries, Inc.	75,000	3,279,000
Twin Disc, Inc.	516	17,054
Wabash National Corp.*	206,383	2,940,958
Watts Water Technologies, Inc., Class A	11,065	683,043
Woodward, Inc.	4,235	212,512
Xerium Technologies, Inc.*	770	10,749

		25,333,983

Marine (0.1%)
Baltic Trading Ltd.	3,141	$18,783
International Shipholding Corp.	349	7,999
Matson, Inc.	2,750	73,810
Navios Maritime Holdings, Inc.	5,055	51,157
Safe Bulkers, Inc.	2,469	24,097
Scorpio Bulkers, Inc.*	8,723	77,635
Ultrapetrol Bahamas Ltd.*	1,666	4,948

		258,429

Professional Services (0.7%)
Acacia Research Corp.	3,230	57,333
Advisory Board Co.*	2,344	121,419
Barrett Business Services, Inc.	456	21,432
CBIZ, Inc.*	2,643	23,866
CDI Corp.	864	12,450
Corporate Executive Board Co.	2,159	147,287
Corporate Resource Services, Inc.*	1,080	3,218
CRA International, Inc.*	668	15,397
Exponent, Inc.	840	62,252
Franklin Covey Co.*	706	14,212
FTI Consulting, Inc.*	2,601	98,370
GP Strategies Corp.*	944	24,431
Heidrick & Struggles International, Inc.	1,195	22,108
Hill International, Inc.*	1,528	9,519
Huron Consulting Group, Inc.*	1,503	106,443
ICF International, Inc.*	1,302	46,039
Insperity, Inc.	33,781	1,114,773
Kelly Services, Inc., Class A	1,765	30,305
Kforce, Inc.	1,782	38,580
Korn/Ferry International*	3,208	94,219
Mistras Group, Inc.*	1,060	25,991
Navigant Consulting, Inc.*	3,150	54,968
On Assignment, Inc.*	3,472	123,499
Paylocity Holding Corp.*	534	11,550
Pendrell Corp.*	11,034	19,420
Resources Connection, Inc.	2,488	32,618
RPX Corp.*	3,377	59,942
TriNet Group, Inc.*	998	24,022
TrueBlue, Inc.*	2,676	73,777
VSE Corp.	265	18,635
WageWorks, Inc.*	2,245	108,231

		2,616,306

Road & Rail (0.8%)
ArcBest Corp.	1,648	71,704
Celadon Group, Inc.	1,336	28,484
Genesee & Wyoming, Inc., Class A*	23,800	2,499,000
Heartland Express, Inc.	3,484	74,349
Knight Transportation, Inc.	3,800	90,326
Marten Transport Ltd.	1,523	34,039
P.A.M. Transportation Services, Inc.*	208	5,816
Patriot Transportation Holding, Inc.*	431	15,072
Quality Distribution, Inc.*	1,751	26,020
Roadrunner Transportation Systems, Inc.*	1,784	50,130
Saia, Inc.*	1,560	68,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Swift Transportation Co.*	5,438	$137,201
Universal Truckload Services, Inc.	414	10,499
USA Truck, Inc.*	402	7,473
Werner Enterprises, Inc.	2,877	76,269
YRC Worldwide, Inc.*	1,976	55,545

		3,250,458

Trading Companies & Distributors (0.6%)
Aceto Corp.	1,808	32,797
Aircastle Ltd.	4,108	72,999
Applied Industrial Technologies, Inc.	24,770	1,256,582
Beacon Roofing Supply, Inc.*	3,146	104,196
CAI International, Inc.*	1,135	24,981
DXP Enterprises, Inc.*	827	62,472
Erickson, Inc.*	427	6,939
General Finance Corp.*	707	6,716
H&E Equipment Services, Inc.*	2,012	73,116
Houston Wire & Cable Co.	1,107	13,738
Kaman Corp.	1,728	73,837
Rush Enterprises, Inc., Class A*	2,194	76,066
Stock Building Supply Holdings, Inc.*	925	18,250
TAL International Group, Inc.*	2,160	95,818
Textainer Group Holdings Ltd.	1,356	52,369
Titan Machinery, Inc.*	1,124	18,501
Watsco, Inc.	1,652	169,760

		2,159,137

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,345	66,766

Total Industrials		77,352,421

Information Technology (6.4%)
Communications Equipment (0.4%)
ADTRAN, Inc.	3,608	81,396
Alliance Fiber Optic Products, Inc.	817	14,788
Applied Optoelectronics, Inc.*	942	21,854
Aruba Networks, Inc.*	6,831	119,679
Bel Fuse, Inc., Class B	608	15,607
Black Box Corp.	1,034	24,237
CalAmp Corp.*	2,306	49,948
Calix, Inc.*	2,633	21,538
Ciena Corp.*	6,690	144,905
Clearfield, Inc.*	731	12,274
Comtech Telecommunications Corp.	974	36,359
Digi International, Inc.*	1,659	15,628
Emulex Corp.*	4,930	28,101
Extreme Networks, Inc.*	5,955	26,440
Finisar Corp.*	6,157	121,601
Harmonic, Inc.*	5,966	44,506
Infinera Corp.*	7,833	72,064
InterDigital, Inc.	2,585	123,563
Ixia*	3,722	42,542
KVH Industries, Inc.*	1,028	13,395
NETGEAR, Inc.*	2,331	81,049
Numerex Corp., Class A*	994	11,421
Oclaro, Inc.*	5,978	13,152
Oplink Communications, Inc.*	1,134	19,244

ParkerVision, Inc.*	5,852	$8,661
Plantronics, Inc.	2,723	130,840
Polycom, Inc.*	8,824	110,565
Procera Networks, Inc.*	1,433	14,459
Ruckus Wireless, Inc.*	4,137	49,272
ShoreTel, Inc.*	3,886	25,337
Sonus Networks, Inc.*	15,711	56,403
Tessco Technologies, Inc.	343	10,883
Ubiquiti Networks, Inc.*	1,899	85,816
ViaSat, Inc.*	2,643	153,188

		1,800,715

Electronic Equipment, Instruments & Components (1.8%)
Aeroflex Holding Corp.*	1,235	12,967
Agilysys, Inc.*	989	13,925
Anixter International, Inc.	1,735	173,621
Badger Meter, Inc.	909	47,859
Belden, Inc.	2,786	217,754
Benchmark Electronics, Inc.*	3,453	87,982
Checkpoint Systems, Inc.*	2,702	37,801
Cognex Corp.*	5,555	213,312
Coherent, Inc.*	1,601	105,938
Control4 Corp.*	728	14,240
CTS Corp.	2,217	41,458
CUI Global, Inc.*	1,310	11,004
Daktronics, Inc.	2,420	28,846
DTS, Inc.*	1,038	19,110
Electro Rent Corp.	1,024	17,132
Electro Scientific Industries, Inc.	1,679	11,434
Fabrinet*	2,244	46,226
FARO Technologies, Inc.*	1,121	55,064
FEI Co.	2,702	245,152
Gerber Scientific, Inc. (Escrow Shares) (b)*†	2,504	—
GSI Group, Inc.*	1,991	25,345
II-VI, Inc.*	3,376	48,817
Ingram Micro, Inc., Class A*	56,000	1,635,760
Insight Enterprises, Inc.*	2,616	80,416
InvenSense, Inc.*	4,544	103,103
Itron, Inc.*	2,515	101,983
Kemet Corp.*	2,782	15,997
Littelfuse, Inc.	1,433	133,197
Maxwell Technologies, Inc.*	1,920	29,050
Measurement Specialties, Inc.*	1,019	87,705
Mercury Systems, Inc.*	2,193	24,869
Mesa Laboratories, Inc.	170	14,273
Methode Electronics, Inc.	2,441	93,271
MTS Systems Corp.	969	65,659
Multi-Fineline Electronix, Inc.*	23,354	257,828
Newport Corp.*	2,571	47,564
OSI Systems, Inc.*	1,277	85,240
Park Electrochemical Corp.	1,373	38,732
PC Connection, Inc.	588	12,160
Plexus Corp.*	2,171	93,983
RealD, Inc.*	2,497	31,862
Rofin-Sinar Technologies, Inc.*	78,774	1,893,727
Rogers Corp.*	1,157	76,767
Sanmina Corp.*	5,264	119,914
ScanSource, Inc.*	1,830	69,686
Speed Commerce, Inc.*	3,213	12,017
SYNNEX Corp.*	1,823	132,806
TTM Technologies, Inc.*	3,497	28,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Universal Display Corp.*	2,575	$82,658
Viasystems Group, Inc.*	410	4,465
Vishay Precision Group, Inc.*	805	13,250

		6,861,604

Internet Software & Services (0.8%)
Aerohive Networks, Inc.*	599	4,924
Amber Road, Inc.*	572	9,226
Angie’s List, Inc.*	2,772	33,098
Bankrate, Inc.*	4,289	75,229
Bazaarvoice, Inc.*	3,166	24,980
Benefitfocus, Inc.*	306	14,143
Blucora, Inc.*	2,711	51,157
Borderfree, Inc.*	382	6,330
Brightcove, Inc.*	2,055	21,660
Carbonite, Inc.*	1,141	13,658
Care.com, Inc.*	395	5,001
ChannelAdvisor Corp.*	1,326	34,953
comScore, Inc.*	2,227	79,014
Constant Contact, Inc.*	2,025	65,023
Conversant, Inc.*	4,291	108,991
Cornerstone OnDemand, Inc.*	3,399	156,422
Cvent, Inc.*	1,151	33,483
Dealertrack Technologies, Inc.*	3,426	155,335
Demand Media, Inc.*	2,783	13,414
Demandware, Inc.*	1,924	133,468
Dice Holdings, Inc.*	2,528	19,238
Digital River, Inc.*	2,062	31,817
E2open, Inc.*	1,479	30,571
EarthLink Holdings Corp.	6,647	24,727
Endurance International Group Holdings, Inc.*	1,929	29,494
Envestnet, Inc.*	2,182	106,743
Everyday Health, Inc.*	483	8,926
Five9, Inc.*	772	5,558
Global Eagle Entertainment, Inc.*	2,443	30,293
Gogo, Inc.*	3,576	69,946
GrubHub, Inc.*	576	20,396
GTT Communications, Inc.*	901	9,199
Internap Network Services Corp.*	3,530	24,886
Intralinks Holdings, Inc.*	2,524	22,438
j2 Global, Inc.	3,025	153,851
Limelight Networks, Inc.*	3,876	11,861
Liquidity Services, Inc.*	1,739	27,407
LivePerson, Inc.*	3,424	34,754
LogMeIn, Inc.*	1,556	72,541
Marchex, Inc., Class B	2,094	25,170
Marin Software, Inc.*	1,687	19,856
Marketo, Inc.*	1,642	47,749
Millennial Media, Inc.*	4,809	23,997
Monster Worldwide, Inc.*	5,736	37,513
Move, Inc.*	2,477	36,635
NIC, Inc.	4,149	65,762
OpenTable, Inc.*	1,499	155,296
OPOWER, Inc.*	497	9,368
Perficient, Inc.*	2,215	43,126
Q2 Holdings, Inc.*	633	9,027
QuinStreet, Inc.*	2,161	11,907
RealNetworks, Inc.*	1,381	10,537
Reis, Inc.	580	12,226
Rocket Fuel, Inc.*	1,175	36,531

SciQuest, Inc.*	1,711	$30,268
Shutterstock, Inc.*	972	80,657
SPS Commerce, Inc.*	1,053	66,539
Stamps.com, Inc.*	892	30,051
TechTarget, Inc.*	1,072	9,455
Textura Corp.*	1,194	28,226
Travelzoo, Inc.*	455	8,804
Tremor Video, Inc.*	2,269	10,710
TrueCar, Inc.*	503	7,434
Trulia, Inc.*	2,363	111,959
Unwired Planet, Inc.*	5,878	13,108
Vistaprint N.V.*	2,146	86,827
Web.com Group, Inc.*	3,317	95,762
WebMD Health Corp.*	2,479	119,736
Wix.com Ltd.*	889	17,638
XO Group, Inc.*	1,767	21,593
Xoom Corp.*	1,978	52,140
YuMe, Inc.*	1,160	6,844
Zix Corp.*	3,939	13,471

		3,130,077

IT Services (0.7%)
Acxiom Corp.*	4,872	105,674
Blackhawk Network Holdings, Inc.*	3,370	95,101
CACI International, Inc., Class A*	1,494	104,894
Cardtronics, Inc.*	2,843	96,889
Cass Information Systems, Inc.	733	36,269
CIBER, Inc.*	4,885	24,132
Computer Task Group, Inc.	1,014	16,690
Convergys Corp.	6,492	139,188
CSG Systems International, Inc.	2,163	56,476
Datalink Corp.*	1,206	12,060
EPAM Systems, Inc.*	2,279	99,706
Euronet Worldwide, Inc.*	3,242	156,394
EVERTEC, Inc.	4,197	101,735
ExlService Holdings, Inc.*	2,082	61,315
Forrester Research, Inc.	693	26,251
Global Cash Access Holdings, Inc.*	4,146	36,899
Hackett Group, Inc.	1,569	9,367
Heartland Payment Systems, Inc.	2,293	94,495
Higher One Holdings, Inc.*	1,998	7,612
iGATE Corp.*	2,353	85,626
Information Services Group, Inc.*	2,072	9,966
Lionbridge Technologies, Inc.*	4,125	24,503
Luxoft Holding, Inc.*	504	18,174
ManTech International Corp., Class A	1,503	44,369
MAXIMUS, Inc.	4,331	186,320
ModusLink Global Solutions, Inc.*	2,634	9,851
MoneyGram International, Inc.*	1,849	27,236
NeuStar, Inc., Class A*	1,428	37,157
PRGX Global, Inc.*	2,071	13,234
Sapient Corp.*	7,298	118,593
Science Applications International Corp.	2,682	118,437
ServiceSource International, Inc.*	4,353	25,247
Sykes Enterprises, Inc.*	2,500	54,325
Syntel, Inc.*	992	85,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

TeleTech Holdings, Inc.*	1,087	$31,512
Unisys Corp.*	3,263	80,727
Virtusa Corp.*	1,663	59,535
WEX, Inc.*	2,478	260,116

		2,571,347

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	2,594	49,934
Alpha & Omega Semiconductor Ltd.*	1,361	12,616
Ambarella, Inc.*	1,841	57,402
Amkor Technology, Inc.*	5,440	60,819
Applied Micro Circuits Corp.*	5,010	54,158
Audience, Inc.*	890	10,644
Axcelis Technologies, Inc.*	6,692	13,384
Brooks Automation, Inc.	4,205	45,288
Cabot Microelectronics Corp.*	1,542	68,850
Cascade Microtech, Inc.*	812	11,092
Cavium, Inc.*	3,384	168,049
CEVA, Inc.*	1,340	19,792
Cirrus Logic, Inc.*	3,971	90,301
Cohu, Inc.	96,760	1,035,332
Cypress Semiconductor Corp.*	10,056	109,711
Diodes, Inc.*	2,365	68,490
DSP Group, Inc.*	1,449	12,302
Entegris, Inc.*	8,892	122,221
Entropic Communications, Inc.*	5,873	19,557
Exar Corp.*	2,606	29,448
Fairchild Semiconductor International, Inc.*	7,973	124,379
FormFactor, Inc.*	3,549	29,528
GT Advanced Technologies, Inc.*	8,722	162,229
Hittite Microwave Corp.	2,007	156,446
Inphi Corp.*	1,997	29,316
Integrated Device Technology, Inc.*	8,542	132,059
Integrated Silicon Solution, Inc.*	1,930	28,506
International Rectifier Corp.*	4,577	127,698
Intersil Corp., Class A	8,226	122,979
IXYS Corp.	1,597	19,675
Kopin Corp.*	4,131	13,467
Lattice Semiconductor Corp.*	7,413	61,157
MA-COM Technology Solutions Holdings, Inc.*	749	16,838
MaxLinear, Inc., Class A*	1,774	17,864
Micrel, Inc.	2,854	32,193
Microsemi Corp.*	6,057	162,085
MKS Instruments, Inc.	3,417	106,747
Monolithic Power Systems, Inc.	2,471	104,647
Nanometrics, Inc.*	1,520	27,740
NVE Corp.*	311	17,288
OmniVision Technologies, Inc.*	3,562	78,293
PDF Solutions, Inc.*	1,953	41,443
Peregrine Semiconductor Corp.*	1,874	12,856
Pericom Semiconductor Corp.*	1,498	13,542
Photronics, Inc.*	4,027	34,632
PLX Technology, Inc.*	2,552	16,511
PMC-Sierra, Inc.*	11,085	84,357
Power Integrations, Inc.	1,943	111,800
QuickLogic Corp.*	3,508	18,136
Rambus, Inc.*	7,230	103,389

RF Micro Devices, Inc.*	18,298	$175,478
Rubicon Technology, Inc.*	1,751	15,321
Rudolph Technologies, Inc.*	2,134	21,084
Semtech Corp.*	4,293	112,262
Silicon Image, Inc.*	4,938	24,888
Silicon Laboratories, Inc.*	2,775	136,669
Spansion, Inc., Class A*	3,855	81,225
Synaptics, Inc.*	2,303	208,744
Tessera Technologies, Inc.	3,377	74,564
TriQuint Semiconductor, Inc.*	10,952	173,151
Ultra Clean Holdings, Inc.*	1,911	17,295
Ultratech, Inc.*	1,820	40,368
Veeco Instruments, Inc.*	2,576	95,982
Vitesse Semiconductor Corp.*	3,039	10,485
Xcerra Corp.*	3,130	28,483

		5,283,189

Software (1.2%)
A10 Networks, Inc.*	809	10,760
ACI Worldwide, Inc.*	2,427	135,499
Actuate Corp.*	2,919	13,924
Advent Software, Inc.	3,287	107,058
American Software, Inc., Class A	1,569	15,502
Aspen Technology, Inc.*	5,890	273,296
AVG Technologies N.V.*	2,228	44,850
Barracuda Networks, Inc.*	509	15,789
Blackbaud, Inc.	2,951	105,469
Bottomline Technologies de, Inc.*	2,493	74,590
BroadSoft, Inc.*	1,850	48,821
Callidus Software, Inc.*	2,942	35,127
Cinedigm Corp., Class A*	4,859	12,099
CommVault Systems, Inc.*	3,018	148,395
Compuware Corp.	14,021	140,070
Comverse, Inc.*	1,456	38,846
Covisint Corp.*	544	2,644
Cyan, Inc.*	1,735	6,992
Digimarc Corp.	407	13,268
Ebix, Inc.	1,912	27,361
Ellie Mae, Inc.*	1,785	55,567
EnerNOC, Inc.*	1,727	32,727
Epiq Systems, Inc.	1,955	27,468
ePlus, Inc.*	333	19,381
Fair Isaac Corp.	2,192	139,762
FleetMatics Group plc*	2,394	77,422
Gigamon, Inc.*	1,547	29,610
Glu Mobile, Inc.*	5,759	28,795
Guidance Software, Inc.*	1,191	10,862
Guidewire Software, Inc.*	4,344	176,627
Imperva, Inc.*	1,411	36,940
Infoblox, Inc.*	3,494	45,946
Interactive Intelligence Group, Inc.*	1,072	60,171
Jive Software, Inc.*	2,661	22,645
Kofax Ltd.*	4,742	40,781
Manhattan Associates, Inc.*	4,853	167,089
Mavenir Systems, Inc.*	618	9,363
Mentor Graphics Corp.	6,196	133,648
MicroStrategy, Inc., Class A*	581	81,700
Model N, Inc.*	1,221	13,492
Monotype Imaging Holdings, Inc.	2,521	71,017
NetScout Systems, Inc.*	2,334	103,489
Park City Group, Inc.*	616	6,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Paycom Software, Inc.*	416	$6,069
Pegasystems, Inc.	2,291	48,386
Progress Software Corp.*	3,290	79,092
Proofpoint, Inc.*	2,366	88,630
PROS Holdings, Inc.*	1,489	39,369
QAD, Inc., Class A	181	3,859
QAD, Inc., Class B	219	3,975
Qlik Technologies, Inc.*	5,730	129,613
Qualys, Inc.*	1,295	33,243
Rally Software Development Corp.*	1,590	17,315
RealPage, Inc.*	3,312	74,454
Rosetta Stone, Inc.*	1,351	13,132
Rubicon Project, Inc.*	503	6,458
Sapiens International Corp. N.V.*	1,566	12,528
SeaChange International, Inc.*	2,154	17,253
Silver Spring Networks, Inc.*	2,227	29,686
SS&C Technologies Holdings, Inc.*	4,355	192,578
Synchronoss Technologies, Inc.*	2,256	78,870
Take-Two Interactive Software, Inc.*	6,326	140,690
Tangoe, Inc.*	2,472	37,228
TeleCommunication Systems, Inc., Class A*	3,109	10,229
Telenav, Inc.*	1,744	9,923
TiVo, Inc.*	7,286	94,062
Tyler Technologies, Inc.*	2,112	192,635
Ultimate Software Group, Inc.*	1,809	249,949
Varonis Systems, Inc.*	341	9,892
VASCO Data Security International, Inc.*	1,933	22,423
Verint Systems, Inc.*	3,435	168,487
VirnetX Holding Corp.*	2,665	46,931
Vringo, Inc.*	4,316	14,761
Zendesk, Inc.*	724	12,583

		4,545,873

Technology Hardware, Storage & Peripherals (0.1%)
Cray, Inc.*	2,603	69,240
Dot Hill Systems Corp.*	3,827	17,987
Eastman Kodak Co.*	1,128	27,602
Electronics for Imaging, Inc.*	2,982	134,787
Fusion-io, Inc.*	6,897	77,936
Immersion Corp.*	1,795	22,832
Intevac, Inc.*	1,516	12,143
Nimble Storage, Inc.*	591	18,156
QLogic Corp.*	5,586	56,363
Quantum Corp.*	13,215	16,122
Silicon Graphics International Corp.*	2,213	21,289
Super Micro Computer, Inc.*	2,193	55,417
Violin Memory, Inc.*	5,126	22,708

		552,582

Total Information Technology		24,745,387

Materials (8.9%)
Chemicals (5.9%)
A. Schulman, Inc.	67,466	2,610,934
Advanced Emissions Solutions, Inc.*	1,414	32,423

American Vanguard Corp.	1,882	24,880
Axiall Corp.	35,870	1,695,575
Balchem Corp.	1,954	104,656
Cabot Corp.	60,800	3,525,792
Calgon Carbon Corp.*	3,413	76,212
Chase Corp.	445	15,192
Chemtura Corp.*	6,142	160,490
Ferro Corp.*	4,587	57,613
Flotek Industries, Inc.*	3,438	110,566
FutureFuel Corp.	1,445	23,973
H.B. Fuller Co.	71,703	3,448,914
Hawkins, Inc.	672	24,958
Innophos Holdings, Inc.	1,402	80,713
Innospec, Inc.	1,543	66,611
Intrepid Potash, Inc.*	3,594	60,235
KMG Chemicals, Inc.	665	11,957
Koppers Holdings, Inc.	1,304	49,878
Kraton Performance Polymers, Inc.*	2,056	46,034
Kronos Worldwide, Inc.	1,321	20,700
Landec Corp.*	1,706	21,308
LSB Industries, Inc.*	1,212	50,504
Marrone Bio Innovations, Inc.*	720	8,366
Minerals Technologies, Inc.	23,707	1,554,705
Olin Corp.	5,045	135,811
OM Group, Inc.	2,041	66,190
OMNOVA Solutions, Inc.*	3,006	27,325
PolyOne Corp.	6,018	253,599
Quaker Chemical Corp.	840	64,504
Rentech, Inc.*	14,813	38,366
RPM International, Inc.	77,050	3,558,169
Senomyx, Inc.*	2,712	23,459
Sensient Technologies Corp.	60,560	3,374,403
Stepan Co.	16,739	884,824
Taminco Corp.*	1,816	42,240
Trecora Resources*	1,240	14,682
Tredegar Corp.	1,617	37,854
Tronox Ltd., Class A	3,919	105,421
Zep, Inc.	1,506	26,596

		22,536,632

Construction Materials (0.1%)
Headwaters, Inc.*	4,663	64,769
Texas Industries, Inc.*	1,412	130,412
United States Lime & Minerals, Inc.	115	7,452
US Concrete, Inc.*	930	23,018

		225,651

Containers & Packaging (0.1%)
AEP Industries, Inc.*	308	10,740
AptarGroup, Inc.	1,600	107,216
Berry Plastics Group, Inc.*	5,745	148,221
Graphic Packaging Holding Co.*	20,891	244,425
Myers Industries, Inc.	1,754	35,238
UFP Technologies, Inc.*	394	9,491

		555,331

Metals & Mining (2.6%)
A.M. Castle & Co.*	1,219	13,458
AK Steel Holding Corp.*	8,739	69,562
Allied Nevada Gold Corp.*	6,853	25,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ampco-Pittsburgh Corp.	538	$12,342
Carpenter Technology Corp.	43,400	2,745,050
Century Aluminum Co.*	3,240	50,803
Coeur Mining, Inc.*	6,680	61,322
Commercial Metals Co.	7,528	130,310
Globe Specialty Metals, Inc.	4,092	85,032
Gold Resource Corp.	2,391	12,098
Handy & Harman Ltd.*	304	8,138
Haynes International, Inc.	810	45,838
Hecla Mining Co.	22,045	76,055
Horsehead Holding Corp.*	3,212	58,651
Kaiser Aluminum Corp.	1,157	84,311
Materion Corp.	1,296	47,939
Molycorp, Inc.*	11,612	29,843
Noranda Aluminum Holding Corp.	2,848	10,053
Olympic Steel, Inc.	580	14,355
Reliance Steel & Aluminum Co.	46,300	3,412,773
RTI International Metals, Inc.*	1,968	52,329
Schnitzer Steel Industries, Inc., Class A	1,679	43,771
Steel Dynamics, Inc.	127,500	2,288,625
Stillwater Mining Co.*	7,654	134,328
SunCoke Energy, Inc.*	4,472	96,148
U.S. Silica Holdings, Inc.	3,438	190,603
Universal Stainless & Alloy Products, Inc.*	419	13,609
Walter Energy, Inc.	4,064	22,149
Worthington Industries, Inc.	3,293	141,731

		9,976,993

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,513	71,972
Clearwater Paper Corp.*	1,308	80,730
Deltic Timber Corp.	700	42,294
KapStone Paper and Packaging Corp.*	5,388	178,504
Louisiana-Pacific Corp.*	9,023	135,526
Neenah Paper, Inc.	1,059	56,286
P.H. Glatfelter Co.	2,751	72,984
Resolute Forest Products, Inc.*	4,176	70,073
Schweitzer-Mauduit International, Inc.	1,946	84,962
Wausau Paper Corp.	2,702	29,236

		822,567

Total Materials		34,117,174

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	5,565	44,965
Atlantic Tele-Network, Inc.	588	34,104
Cbeyond, Inc.*	1,748	17,393
Cincinnati Bell, Inc.*	13,260	52,112
Cogent Communications Holdings, Inc.	2,977	102,855
Consolidated Communications Holdings, Inc.	2,569	57,134
Enventis Corp.	811	12,846
FairPoint Communications, Inc.*	1,303	18,203
General Communication, Inc., Class A*	2,297	25,451

Globalstar, Inc.*	17,558	74,621
Hawaiian Telcom Holdco, Inc.*	680	19,455
IDT Corp., Class B	1,021	17,786
inContact, Inc.*	4,003	36,788
Inteliquent, Inc.	2,031	28,170
Intelsat S.A.*	1,727	32,537
Iridium Communications, Inc.*	5,179	43,814
Lumos Networks Corp.	1,202	17,393
magicJack VocalTec Ltd.*	1,183	17,887
ORBCOMM, Inc.*	2,768	18,241
Premiere Global Services, Inc.*	3,028	40,424
Vonage Holdings Corp.*	11,171	41,891

		754,070

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,372	9,371
Leap Wireless International, Inc. (b)*	3,905	9,840
NTELOS Holdings Corp.	1,124	14,005
RingCentral, Inc., Class A*	1,806	27,325
Shenandoah Telecommunications Co.	1,524	46,421
USA Mobility, Inc.	1,325	20,405

		127,367

Total Telecommunication Services		881,437

Utilities (1.0%)
Electric Utilities (0.4%)
ALLETE, Inc.	2,707	139,004
Cleco Corp.	3,863	227,724
El Paso Electric Co.	2,580	103,742
Empire District Electric Co.	2,724	69,952
IDACORP, Inc.	3,219	186,155
MGE Energy, Inc.	2,223	87,831
NRG Yield, Inc., Class A	1,286	66,936
Otter Tail Corp.	2,310	69,970
PNM Resources, Inc.	5,091	149,319
Portland General Electric Co.	4,998	173,281
UIL Holdings Corp.	3,603	139,472
Unitil Corp.	924	31,259
UNS Energy Corp.	2,668	161,174

		1,605,819

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	613	43,725
Laclede Group, Inc.	2,094	101,664
New Jersey Resources Corp.	2,696	154,103
Northwest Natural Gas Co.	1,731	81,617
ONE Gas, Inc.	3,324	125,481
Piedmont Natural Gas Co., Inc.	4,972	186,003
South Jersey Industries, Inc.	2,104	127,103
Southwest Gas Corp.	2,969	156,733
WGL Holdings, Inc.	3,315	142,876

		1,119,305

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.	7,789	31,935
Dynegy, Inc.*	6,423	223,520
Ormat Technologies, Inc.	1,154	33,270
Pattern Energy Group, Inc.	2,516	83,305

		372,030

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (0.1%)
Avista Corp.	3,842	$128,784
Black Hills Corp.	2,856	175,330
NorthWestern Corp.	2,498	130,370

		434,484

Water Utilities (0.1%)
American States Water Co.	2,483	82,510
Artesian Resources Corp., Class A	479	10,768
California Water Service Group	3,064	74,149
Connecticut Water Service, Inc.	719	24,352
Middlesex Water Co.	1,054	22,324
SJW Corp.	1,019	27,717
York Water Co.	845	17,593

		259,413

Total Utilities		3,791,051

Total Common Stocks (78.9%) (Cost $182,464,422)		303,771,330

	Number of Warrants	Value (Note 1)

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16 (b)*† (Cost $—)	1,382	$—

Total Investments (78.9%) (Cost $182,464,422)		303,771,330
Other Assets Less Liabilities (21.1%)		81,112,462

Net Assets (100%)		$384,883,792

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	632	September-14	$73,442,944	$75,226,960	$1,784,016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$53,696,275	$—	$—		$53,696,275
Consumer Staples	6,607,496	1,584,156	—		8,191,652
Energy	29,068,450	—			29,068,450
Financials	49,117,040	—	—		49,117,040
Health Care	22,810,443	—	—		22,810,443
Industrials	77,352,421	—	—		77,352,421
Information Technology	24,745,387	—	—	(b)	24,745,387
Materials	34,117,174	—	—		34,117,174
Telecommunication Services	871,597	9,840	—		881,437
Utilities	3,791,051	—	—		3,791,051
Futures	1,784,016	—	—		1,784,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Warrants
Energy	$—	$—	$—	(b)	$—

Total Assets	$303,961,350	$1,593,996	$—		$305,555,346

Total Liabilities	$—	$—	$—		$—

Total	$303,961,350	$1,593,996	$—		$305,555,346

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,784,016	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,784,016

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	4,465,686	—	—	4,465,686
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,465,686	$—	$—	$4,465,686

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,935,903)	—	—	(1,935,903)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,935,903)	$—	$—	$(1,935,903)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

This Portfolio held futures contracts with an average notional balance of approximately $70,004,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$1,784,016	(c)	$—	$—	$1,784,016

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,749,662
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$59,047,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,774,173
Aggregate gross unrealized depreciation	(6,597,676)

Net unrealized appreciation	$121,176,497

Federal income tax cost of investments	$182,594,833

The Portfolio has a net capital loss carryforward of $96,922,530, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $182,464,422)	$303,771,330
Cash	77,541,044
Foreign cash (Cost $33)	33
Cash held as collateral at broker	3,282,000
Receivable for securities sold	12,283,983
Due from broker for futures variation margin	524,054
Dividends, interest and other receivables	223,622
Receivable from Separate Accounts for Trust shares sold	115,780
Other assets	3,921

Total assets	397,745,767

LIABILITIES
Payable for securities purchased	12,293,590
Investment management fees payable	217,884
Payable to Separate Accounts for Trust shares redeemed	183,031
Administrative fees payable	58,405
Distribution fees payable – Class IB	35,817
Distribution fees payable – Class IA	1,077
Trustees’ fees payable	747
Accrued expenses	71,424

Total liabilities	12,861,975

NET ASSETS	$384,883,792

Net assets were comprised of:
Paid in capital	$341,350,089
Accumulated undistributed net investment income (loss)	549,189
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(80,106,410)
Net unrealized appreciation (depreciation) on investments and futures	123,090,924

Net assets	$384,883,792

Class IA
Net asset value, offering and redemption price per share, $5,312,869 / 350,968 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.14

Class IB
Net asset value, offering and redemption price per share, $177,318,616 / 11,700,578 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.15

Class K
Net asset value, offering and redemption price per share, $202,252,307 / 13,344,940 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,385 foreign withholding tax)	$2,081,003
Interest	35,599

Total income	2,116,602

EXPENSES
Investment management fees	1,315,944
Administrative fees	271,038
Distribution fees – Class IB	216,916
Custodian fees	44,125
Professional fees	21,039
Printing and mailing expenses	20,049
Distribution fees – Class IA	6,697
Trustees’ fees	5,366
Miscellaneous	6,642

Total expenses	1,907,816

NET INVESTMENT INCOME (LOSS)	208,786

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	24,639,605
Futures	4,465,686
Foreign currency transactions	(6,944)

Net realized gain (loss)	29,098,347

Change in unrealized appreciation (depreciation) on:
Investments	(14,321,970)
Futures	(1,935,903)

Net change in unrealized appreciation (depreciation)	(16,257,873)

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,840,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,049,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$208,786	$877,953
Net realized gain (loss) on investments, futures and foreign currency transactions	29,098,347	45,009,282
Net change in unrealized appreciation (depreciation) on investments and futures	(16,257,873)	70,877,825

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,049,260	116,765,060

DIVIDENDS:
Dividends from net investment income
Class IA	—	(5,572)
Class IB	—	(185,201)
Class K	—	(716,038)

TOTAL DIVIDENDS	—	(906,811)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 65,538 and 166,855 shares, respectively ]	959,912	2,103,248
Capital shares issued in reinvestment of dividends [ 0 and 390 shares, respectively ]	—	5,572
Capital shares repurchased [ (114,235) and (126,063) shares, respectively ]	(1,659,499)	(1,577,174)

Total Class IA transactions	(699,587)	531,646

Class IB
Capital shares sold [ 707,485 and 3,840,532 shares, respectively ]	10,293,253	48,795,083
Capital shares issued in reinvestment of dividends [ 0 and 12,949 shares, respectively ]	—	185,201
Capital shares repurchased [ (1,822,221) and (5,064,771) shares, respectively ]	(26,282,545)	(63,660,734)

Total Class IB transactions	(15,989,292)	(14,680,450)

Class K
Capital shares sold [ 6,397 and 85,869 shares, respectively ]	90,292	1,080,017
Capital shares issued in reinvestment of dividends [ 0 and 50,129 shares, respectively ]	—	716,038
Capital shares repurchased [ (973,207) and (3,019,684) shares, respectively ]	(14,017,547)	(39,185,202)

Total Class K transactions	(13,927,255)	(37,389,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,616,134)	(51,537,951)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,566,874)	64,320,298
NET ASSETS:
Beginning of period	402,450,666	338,130,368

End of period (a)	$384,883,792	$402,450,666

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$549,189	$340,403

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IA			2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.61		$10.70	$9.22	$10.21	$8.23	$6.48

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.01 (e)	0.07 (e)	0.02 (e)	0.04 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.53		3.91	1.48	(0.97)	1.98	1.76

Total from investment operations	0.53		3.92	1.55	(0.95)	2.02	1.84

Less distributions:
Dividends from net investment income	—		(0.01)	(0.07)	(0.04)	(0.04)	(0.09)

Net asset value, end of period	$15.14		$14.61	$10.70	$9.22	$10.21	$8.23

Total return (b)	3.63%		36.68%	16.85%	(9.33)%	24.57%	28.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,313		$5,840	$3,836	$3,286	$275,810	$234,697
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.16%	1.19%	0.90%	0.91%	0.96%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%		1.16%	1.19%	0.90%	0.91%	0.75%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.15%		1.16%	1.19%	0.92%	0.92%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.02)%		0.11%	0.70%	0.18%	0.47%	1.00%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.02)%		0.11%	0.70%	0.18%	0.47%	1.21%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.02)%		0.11%	0.70%	0.17%	0.46%	0.98%
Portfolio turnover rate (z)	10%		12%	9%	16%	16%	57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IB			2013	2012	2011		2010	2009
Net asset value, beginning of period	$14.63		$10.71	$9.23	$10.23		$8.24	$6.49

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.01 (e)	0.07 (e)	0.01	(e)	0.02 (e)	0.07	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.52		3.92	1.48	(1.00)		1.99	1.75

Total from investment operations	0.52		3.93	1.55	(0.99)		2.01	1.82

Less distributions:
Dividends from net investment income	—		(0.01)	(0.07)	(0.01)		(0.02)	(0.07)

Net asset value, end of period	$15.15		$14.63	$10.71	$9.23		$10.23	$8.24

Total return (b)	3.55%		36.74%	16.83%	(9.64)%		24.35%	28.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$177,319		$187,482	$150,281	$138,682		$150,374	$114,966
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%		1.16%	1.19%	1.15%		1.16%	1.21	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%		1.16%	1.19%	1.15%		1.16%	0.97%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.15%		1.16%	1.19%	1.17	%(c)	1.17%	1.22	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.02)%		0.10%	0.68%	0.11%		0.22%	0.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.02)%		0.10%	0.68%	0.11%		0.22%	0.96%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.02)%		0.10%	0.68%	0.10%		0.21%	0.72%
Portfolio turnover rate (z)	10%		12%	9%	16%		16%	57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$14.61	$10.70	$9.22	$8.63

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.04 (e)	0.09 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.53	3.92	1.49	0.61

Total from investment operations	0.55	3.96	1.58	0.63

Less distributions:
Dividends from net investment income	—	(0.05)	(0.10)	(0.04)

Net asset value, end of period	$15.16	$14.61	$10.70	$9.22

Total return (b)	3.76%	37.02%	17.14%	7.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$202,252	$209,129	$184,013	$198,047
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.91%	0.94%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.91%	0.94%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.91%	0.94%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.23%	0.35%	0.93%	0.76%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.23%	0.35%	0.93%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.23%	0.35%	0.93%	0.76%
Portfolio turnover rate (z)	10%	12%	9%	16%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/HORIZON SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	39.6%
Consumer Discretionary	28.1
Industrials	6.8
Information Technology	5.9
Energy	4.1
Materials	4.1
Utilities	3.1
Consumer Staples	2.8
Health Care	2.3
Telecommunication Services	0.4
Investment Company	0.1
Cash and Other	2.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 21, 2014, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/14†	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,050.00	$2.63
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,051.00	2.11
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

†   Commenced operations on April 21, 2014.

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 75/365 for Class IB and Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (28.1%)
Auto Components (5.5%)
Cooper Tire & Rubber Co.	4,873	$146,190
Cooper-Standard Holding, Inc.*	1,095	72,445
Dana Holding Corp.	6,757	165,006
Dorman Products, Inc.*	11,800	581,976
Federal-Mogul Holdings Corp.*	2,453	49,624
Fuel Systems Solutions, Inc.*	1,262	14,059
Icahn Enterprises LP	74,964	7,473,911
Modine Manufacturing Co.*	2,895	45,567
Remy International, Inc.	1,042	24,331
Shiloh Industries, Inc.*	32	591
Spartan Motors, Inc.	3,040	13,802
Standard Motor Products, Inc.	677	30,241
Stoneridge, Inc.*	403	4,320
Strattec Security Corp.	75	4,837
Superior Industries International, Inc.	2,118	43,673

		8,670,573

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,742	79,488
VOXX International Corp.*	1,678	15,790
Weyco Group, Inc.	554	15,185

		110,463

Diversified Consumer Services (0.7%)
2U, Inc.*	534	8,977
American Public Education, Inc.*	149	5,123
Ascent Capital Group, Inc., Class A*	6,586	434,742
Bridgepoint Education, Inc.*	1,385	18,393
Career Education Corp.*	6,064	28,379
Carriage Services, Inc.	1,150	19,699
Chegg, Inc.*	6,258	44,056
Education Management Corp.*	2,809	4,747
Houghton Mifflin Harcourt Co.*	9,296	178,111
ITT Educational Services, Inc.*	1,872	31,244
K12, Inc.*	1,694	40,775
Matthews International Corp., Class A	2,328	96,775
Regis Corp.	3,688	51,927
Steiner Leisure Ltd.*	1,248	54,026
Universal Technical Institute, Inc.	1,968	23,892
Weight Watchers International, Inc.	237	4,780

		1,045,646

Hotels, Restaurants & Leisure (4.3%)
Biglari Holdings, Inc.*	131	55,409
BJ’s Restaurants, Inc.*	1,535	53,587
Bob Evans Farms, Inc.	2,108	105,505
Boyd Gaming Corp.*	1,382	16,764
Bravo Brio Restaurant Group, Inc.*	147	2,295
Caesars Acquisition Co., Class A*	3,914	48,416
Caesars Entertainment Corp.*	3,804	68,776
Carrols Restaurant Group, Inc.*	2,823	20,100
Churchill Downs, Inc.	378	34,062
Cracker Barrel Old Country Store, Inc.	101	10,057
Denny’s Corp.*	2,692	17,552
DineEquity, Inc.	869	69,077

Einstein Noah Restaurant Group, Inc.	112	1,799
Empire Resorts, Inc.*	1,188	8,506
International Speedway Corp., Class A	2,340	77,875
Interval Leisure Group, Inc.	761	16,696
Intrawest Resorts Holdings, Inc.*	1,264	14,485
Isle of Capri Casinos, Inc.*	1,944	16,641
La Quinta Holdings, Inc.*	1,142	21,858
Life Time Fitness, Inc.*	3,303	160,988
Marcus Corp.	1,468	26,791
Marriott Vacations Worldwide Corp.*	2,432	142,588
Monarch Casino & Resort, Inc.*	800	12,112
Morgans Hotel Group Co.*	1,454	11,530
Orient-Express Hotels Ltd.*	8,230	119,664
Penn National Gaming, Inc.*	6,685	81,156
Ruby Tuesday, Inc.*	5,523	41,920
Ruth’s Hospitality Group, Inc.	1,058	13,066
Scientific Games Corp., Class A*	1,543	17,158
Sonic Corp.*	1,391	30,713
Speedway Motorsports, Inc.	1,028	18,761
Tropicana Entertainment, Inc.*	104,400	1,842,660
Wendy’s Co.	428,000	3,650,840

		6,829,407

Household Durables (5.6%)
Beazer Homes USA, Inc.*	1,332	27,945
Brookfield Residential Properties, Inc.*	118,800	2,465,100
CSS Industries, Inc.	759	20,015
Dixie Group, Inc.*	445	4,713
Ethan Allen Interiors, Inc.	2,149	53,166
Flexsteel Industries, Inc.	432	14,407
Helen of Troy Ltd.*	1,529	92,703
Hovnanian Enterprises, Inc., Class A*	9,990	51,448
Jarden Corp.*	76,000	4,510,600
KB Home	1,925	35,959
La-Z-Boy, Inc.	662	15,339
LGI Homes, Inc.*	942	17,191
Libbey, Inc.*	190	5,062
Lifetime Brands, Inc.	911	14,321
M.D.C. Holdings, Inc.	3,367	101,986
M/I Homes, Inc.*	2,095	50,846
Meritage Homes Corp.*	3,366	142,079
NACCO Industries, Inc., Class A	426	21,556
New Home Co., Inc.*	700	9,891
Ryland Group, Inc.	4,042	159,416
Skullcandy, Inc.*	1,613	11,694
Standard Pacific Corp.*	12,486	107,380
TRI Pointe Homes, Inc.*	50,184	788,892
UCP, Inc., Class A*	843	11,524
WCI Communities, Inc.*	1,006	19,426
William Lyon Homes, Class A*	1,325	40,333

		8,792,992

Internet & Catalog Retail (1.2%)
1-800-Flowers.com, Inc., Class A*	1,954	11,333
Expedia, Inc.	3,000	236,280
FTD Cos., Inc.*	1,474	46,859
Gaiam, Inc., Class A*	1,164	8,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Lands’ End, Inc.*	1,414	$47,482
Liberty Ventures*	20,600	1,520,280
Orbitz Worldwide, Inc.*	2,427	21,600
Shutterfly, Inc.*	1,304	56,150
ValueVision Media, Inc., Class A*	2,396	11,956

		1,960,880

Leisure Products (0.2%)
Arctic Cat, Inc.	709	27,949
Black Diamond, Inc.*	2,022	22,687
Brunswick Corp.	3,974	167,425
Callaway Golf Co.	6,789	56,484
Escalade, Inc.	596	9,619
JAKKS Pacific, Inc.*	1,723	13,336
Johnson Outdoors, Inc., Class A	421	10,862
LeapFrog Enterprises, Inc.*	5,804	42,659
Nautilus, Inc.*	1,006	11,157

		362,178

Media (6.7%)
AH Belo Corp., Class A	1,694	20,074
AMC Entertainment Holdings, Inc., Class A	1,808	44,965
Central European Media Enterprises Ltd., Class A*	5,100	14,382
Crown Media Holdings, Inc., Class A*	644	2,338
Cumulus Media, Inc., Class A*	3,739	24,640
Daily Journal Corp.*	103	21,289
Dex Media, Inc.*	1,093	12,176
DreamWorks Animation SKG, Inc., Class A*	112,800	2,623,728
Entercom Communications Corp., Class A*	2,162	23,198
Eros International plc*	1,076	16,323
EW Scripps Co., Class A*	2,563	54,233
Global Sources Ltd.*	1,240	10,267
Harte-Hanks, Inc.	3,924	28,214
Hemisphere Media Group, Inc.*	652	8,189
Journal Communications, Inc., Class A*	3,997	35,453
Lee Enterprises, Inc.*	4,446	19,785
Live Nation Entertainment, Inc.*	165,600	4,088,664
Loral Space & Communications, Inc.*	6,000	436,140
Martha Stewart Living Omnimedia, Inc., Class A*	607	2,853
McClatchy Co., Class A*	5,189	28,799
MDC Partners, Inc., Class A	2,721	58,474
Media General, Inc.*	4,636	95,177
Meredith Corp.	3,080	148,949
National CineMedia, Inc.	4,200	73,542
New Media Investment Group, Inc.*	2,505	35,346
New York Times Co., Class A	11,951	181,775
Promotora de Informaciones S.A. (Prisa) (ADR)*	67,951	127,748
Promotora de Informaciones S.A. (Prisa) (ADR), Class B*	97,274	248,049
ReachLocal, Inc.*	724	5,090
Reading International, Inc., Class A*	1,565	13,349

Rentrak Corp.*	56	2,937
Saga Communications, Inc., Class A	186	7,946
Salem Communications Corp., Class A	909	8,599
Scholastic Corp.	2,359	80,418
SFX Entertainment, Inc.*	3,761	30,464
Sizmek, Inc.*	1,633	15,562
Starz, Class A*	59,100	1,760,589
Time, Inc.*	9,422	228,201

		10,637,925

Multiline Retail (0.5%)
Bon-Ton Stores, Inc.	1,258	12,970
Burlington Stores, Inc.*	270	8,602
Fred’s, Inc., Class A	3,310	50,610
Sears Canada, Inc.	56,800	773,048
Tuesday Morning Corp.*	681	12,135

		857,365

Specialty Retail (2.6%)
Aeropostale, Inc.*	6,727	23,477
American Eagle Outfitters, Inc.	16,712	187,509
America’s Car-Mart, Inc.*	540	21,357
Barnes & Noble, Inc.*	3,621	82,523
bebe stores, Inc.	3,130	9,546
Big 5 Sporting Goods Corp.	1,552	19,043
Brown Shoe Co., Inc.	1,914	54,760
Build-A-Bear Workshop, Inc.*	382	5,104
Cato Corp., Class A	2,013	62,202
Children’s Place, Inc.	1,887	93,652
Citi Trends, Inc.*	1,304	27,984
Destination Maternity Corp.	978	22,269
Destination XL Group, Inc.*	2,380	13,114
Express, Inc.*	6,816	116,076
Finish Line, Inc., Class A	3,084	91,718
Genesco, Inc.*	1,871	153,665
Group 1 Automotive, Inc.	1,689	142,400
Guess?, Inc.	5,270	142,290
Haverty Furniture Cos., Inc.	1,693	42,545
hhgregg, Inc.*	592	6,021
Kirkland’s, Inc.*	649	12,039
MarineMax, Inc.*	2,210	36,995
Men’s Wearhouse, Inc.	847	47,263
New York & Co., Inc.*	1,044	3,852
Office Depot, Inc.*	45,774	260,454
Pacific Sunwear of California, Inc.*	331	788
Penske Automotive Group, Inc.	14,000	693,000
Pep Boys-Manny, Moe & Jack*	4,360	49,966
Rent-A-Center, Inc.	4,524	129,748
Sears Hometown and Outlet Stores, Inc.*	61,799	1,326,825
Shoe Carnival, Inc.	1,358	28,043
Sonic Automotive, Inc., Class A	3,386	90,338
Sportsman’s Warehouse Holdings, Inc.*	590	4,720
Stage Stores, Inc.	2,660	49,715
Stein Mart, Inc.	2,326	32,308
Systemax, Inc.*	952	13,680
Tilly’s, Inc., Class A*	887	7,131
Vitamin Shoppe, Inc.*	1,314	56,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

West Marine, Inc.*	1,500	$15,390
Zumiez, Inc.*	366	10,098

		4,186,136

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	371	30,663
Crocs, Inc.*	6,509	97,830
Culp, Inc.	579	10,080
Iconix Brand Group, Inc.*	2,563	110,055
Movado Group, Inc.	17,249	718,766
Perry Ellis International, Inc.*	1,117	19,481
Quiksilver, Inc.*	4,681	16,758
R.G. Barry Corp.	818	15,501
Sequential Brands Group, Inc.*	429	5,925
Skechers U.S.A., Inc., Class A*	872	39,850
Unifi, Inc.*	1,345	37,028

		1,101,937

Total Consumer Discretionary		44,555,502

Consumer Staples (2.8%)
Beverages (0.0%)
Craft Brew Alliance, Inc.*	122	1,349

Food & Staples Retailing (0.8%)
Andersons, Inc.	183	9,439
Chefs’ Warehouse, Inc.*	279	5,516
Ingles Markets, Inc., Class A	1,080	28,458
Pantry, Inc.*	1,997	32,352
Roundy’s, Inc.	3,504	19,307
SpartanNash Co.	3,315	69,648
SUPERVALU, Inc.*	17,409	143,102
Susser Holdings Corp.*	11,600	936,352
Village Super Market, Inc., Class A	537	12,689
Weis Markets, Inc.	999	45,684

		1,302,547

Food Products (0.8%)
Alico, Inc.	215	8,060
B&G Foods, Inc.	242	7,911
Boulder Brands, Inc.*	290	4,112
Chiquita Brands International, Inc.*	4,196	45,527
Darling Ingredients, Inc.*	11,348	237,173
Dean Foods Co.	8,054	141,670
Fresh Del Monte Produce, Inc.	3,073	94,187
John B. Sanfilippo & Son, Inc.	714	18,900
Lancaster Colony Corp.	589	56,049
Omega Protein Corp.*	1,658	22,681
Post Holdings, Inc.*	3,808	193,865
Sanderson Farms, Inc.	283	27,508
Seaboard Corp.*	22	66,446
Seneca Foods Corp., Class A*	726	22,216
Snyder’s-Lance, Inc.	4,066	107,586
Tootsie Roll Industries, Inc.	132	3,886
TreeHouse Foods, Inc.*	1,521	121,787

		1,179,564

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,330	30,636
Harbinger Group, Inc.*	4,172	52,984

Oil-Dri Corp. of America	319	9,752
Orchids Paper Products Co.	86	2,756

		96,128

Personal Products (1.0%)
Elizabeth Arden, Inc.*	2,222	47,595
Female Health Co.	901	4,965
Inter Parfums, Inc.	51,719	1,528,296
Nature’s Sunshine Products, Inc.	973	16,512
Nutraceutical International Corp.*	760	18,134
Revlon, Inc., Class A*	704	21,472
Synutra International, Inc.*	120	805

		1,637,779

Tobacco (0.1%)
Alliance One International, Inc.*	9,659	24,147
Universal Corp.	1,380	76,383
Vector Group Ltd.	2,638	54,554

		155,084

Total Consumer Staples		4,372,451

Energy (4.1%)
Energy Equipment & Services (1.4%)
Bristow Group, Inc.	3,029	244,198
C&J Energy Services, Inc.*	560	18,917
CHC Group Ltd.*	2,795	23,590
Dawson Geophysical Co.	720	20,628
Era Group, Inc.*	1,821	52,226
Exterran Holdings, Inc.	5,006	225,220
Forum Energy Technologies, Inc.*	3,192	116,284
Geospace Technologies Corp.*	1,009	55,576
Gulf Island Fabrication, Inc.	730	15,710
Gulfmark Offshore, Inc., Class A	2,285	103,236
Helix Energy Solutions Group, Inc.*	9,017	237,237
Hercules Offshore, Inc.*	14,225	57,184
Hornbeck Offshore Services, Inc.*	3,166	148,549
ION Geophysical Corp.*	9,480	40,006
Key Energy Services, Inc.*	11,248	102,807
McDermott International, Inc.*	20,324	164,421
Mitcham Industries, Inc.*	1,157	16,175
Natural Gas Services Group, Inc.*	1,103	36,465
Newpark Resources, Inc.*	7,202	89,737
North Atlantic Drilling Ltd.	4,679	49,691
Nuverra Environmental Solutions, Inc.*	1,234	24,816
Parker Drilling Co.*	10,798	70,403
PHI, Inc. (Non-Voting)*	1,059	47,200
Pioneer Energy Services Corp.*	1,496	26,240
SEACOR Holdings, Inc.*	1,757	144,513
Tesco Corp.	2,724	58,130
TETRA Technologies, Inc.*	6,585	77,571
Vantage Drilling Co.*	18,211	34,965

		2,301,695

Oil, Gas & Consumable Fuels (2.7%)
Adams Resources & Energy, Inc.	172	13,438
Alon USA Energy, Inc.	1,638	20,377
Alpha Natural Resources, Inc.*	18,331	68,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

American Eagle Energy Corp.*	2,533	$15,173
Amyris, Inc.*	2,263	8,441
Apco Oil and Gas International, Inc.*	661	9,538
Approach Resources, Inc.*	1,934	43,960
Arch Coal, Inc.	17,514	63,926
Ardmore Shipping Corp.	1,486	20,551
Bill Barrett Corp.*	4,253	113,895
BPZ Resources, Inc.*	5,588	17,211
Callon Petroleum Co.*	3,591	41,835
Clean Energy Fuels Corp.*	2,721	31,890
Cloud Peak Energy, Inc.*	5,202	95,821
Comstock Resources, Inc.	4,098	118,186
Contango Oil & Gas Co.*	1,470	62,196
Delek U.S. Holdings, Inc.	2,458	69,389
DHT Holdings, Inc.	5,922	42,638
Dorian LPG Ltd.*	626	14,392
Emerald Oil, Inc.*	5,116	39,137
Energy XXI Bermuda Ltd.	8,010	189,276
Equal Energy Ltd.	3,217	17,436
EXCO Resources, Inc.	7,631	44,947
Forest Oil Corp.*	9,570	21,820
Frontline Ltd.*	5,063	14,784
GasLog Ltd.	2,730	87,060
Gastar Exploration, Inc.*	591	5,148
Green Plains, Inc.	504	16,566
Halcon Resources Corp.*	22,254	162,232
Hallador Energy Co.	781	7,412
Harvest Natural Resources, Inc.*	3,438	17,156
Knightsbridge Tankers Ltd.	2,767	39,264
Matador Resources Co.*	2,722	79,700
Midstates Petroleum Co., Inc.*	3,030	21,907
Miller Energy Resources, Inc.*	2,750	17,600
Navios Maritime Acq Corp.	6,859	25,447
Nordic American Tankers Ltd.	7,499	71,465
Northern Oil and Gas, Inc.*	5,232	85,229
Pacific Ethanol, Inc.*	1,616	24,709
Par Petroleum Corp.*	42,220	854,955
PDC Energy, Inc.*	2,839	179,283
Penn Virginia Corp.*	5,610	95,089
PetroQuest Energy, Inc.*	297	2,233
Quicksilver Resources, Inc.*	9,457	25,250
Renewable Energy Group, Inc.*	2,999	34,399
Resolute Energy Corp.*	6,771	58,501
REX American Resources Corp.*	105	7,698
Rosetta Resources, Inc.*	4,585	251,487
RSP Permian, Inc.*	1,418	46,000
Sanchez Energy Corp.*	1,560	58,640
Scorpio Tankers, Inc.	17,101	173,917
Ship Finance International Ltd.	5,141	95,571
Stone Energy Corp.*	4,766	223,001
Swift Energy Co.*	3,963	51,440
Teekay Tankers Ltd., Class A	5,657	24,269
TransAtlantic Petroleum Ltd.*	862	9,818
Triangle Petroleum Corp.*	2,838	33,347
VAALCO Energy, Inc.*	4,241	30,662
W&T Offshore, Inc.	1,842	30,154
Warren Resources, Inc.*	6,558	40,660
Westmoreland Coal Co.*	1,202	43,609

		4,229,143

Total Energy		6,530,838

Financials (39.6%)
Banks (6.8%)
1st Source Corp.	1,215	$37,203
1st United Bancorp, Inc./Florida	2,668	22,998
American National Bankshares, Inc.	721	15,667
Ameris Bancorp*	2,274	49,027
Ames National Corp.	618	14,301
Arrow Financial Corp.	994	25,784
Banc of California, Inc.	2,510	27,359
BancFirst Corp.	569	35,221
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,488	73,819
Bancorp, Inc./Delaware*	2,978	35,468
BancorpSouth, Inc.	8,211	201,744
Bank of Kentucky Financial Corp.	556	19,343
Bank of Marin Bancorp/California	534	24,345
Banner Corp.	1,729	68,520
BBCN Bancorp, Inc.	6,776	108,077
BNC Bancorp	1,650	28,166
BOK Financial Corp.	6,000	399,600
Boston Private Financial Holdings, Inc.	6,758	90,828
Bridge Bancorp, Inc.	1,026	24,614
Bridge Capital Holdings*	861	20,845
Bryn Mawr Bank Corp.	1,238	36,051
Camden National Corp.	702	27,210
Capital Bank Financial Corp., Class A*	2,064	48,731
Capital City Bank Group, Inc.	753	10,941
Cardinal Financial Corp.	2,556	47,184
Cascade Bancorp*	2,759	14,374
Cathay General Bancorp	6,800	173,808
Center Bancorp, Inc.*	1,391	36,560
Centerstate Banks, Inc.	3,176	35,571
Central Pacific Financial Corp.	576	11,434
Century Bancorp, Inc./Massachusetts, Class A	307	10,849
Chemical Financial Corp.	2,477	69,554
Citizens & Northern Corp.	1,153	22,472
City Holding Co.	1,320	59,558
CNB Financial Corp./Pennsylvania	1,320	22,176
CoBiz Financial, Inc.	3,202	34,486
Columbia Banking System, Inc.	4,591	120,789
Community Bank System, Inc.	3,461	125,288
Community Trust Bancorp, Inc.	1,274	43,596
CommunityOne Bancorp*	930	9,021
CU Bancorp*	837	15,962
Customers Bancorp, Inc.*	2,256	45,143
CVB Financial Corp.	9,008	144,398
Eagle Bancorp, Inc.*	496	16,740
Enterprise Bancorp, Inc./Massachusetts	652	13,451
Enterprise Financial Services Corp.	1,759	31,768
F.N.B. Corp./Pennsylvania	14,162	181,557
Fidelity Southern Corp.	1,323	17,186
Financial Institutions, Inc.	1,261	29,533
First Bancorp, Inc./Maine	906	15,819
First Bancorp/North Carolina	1,780	32,663
First BanCorp/Puerto Rico*	8,841	48,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

First Busey Corp.	6,593	$38,305
First Business Financial Services, Inc.	306	14,391
First Citizens BancShares, Inc./North Carolina, Class A	637	156,065
First Commonwealth Financial Corp.	8,019	73,935
First Community Bancshares, Inc./Virginia	1,559	22,340
First Connecticut Bancorp, Inc./Connecticut	1,521	24,412
First Financial Bancorp	4,904	84,398
First Financial Bankshares, Inc.	2,414	75,727
First Financial Corp./Indiana	1,031	33,188
First Interstate BancSystem, Inc.	1,533	41,667
First Merchants Corp.	3,180	67,225
First Midwest Bancorp, Inc./Illinois	6,407	109,111
First NBC Bank Holding Co.*	1,251	41,921
First of Long Island Corp.	721	28,177
FirstMerit Corp.	14,153	279,522
Flushing Financial Corp.	2,559	52,587
German American Bancorp, Inc.	1,152	31,196
Glacier Bancorp, Inc.	6,325	179,504
Great Southern Bancorp, Inc.	949	30,415
Guaranty Bancorp	1,305	18,140
Hampton Roads Bankshares, Inc.*	2,998	5,187
Hancock Holding Co.	7,028	248,229
Hanmi Financial Corp.	2,800	59,024
Heartland Financial USA, Inc.	1,354	33,484
Heritage Commerce Corp.	1,860	15,196
Heritage Financial Corp./Washington	2,636	42,413
Heritage Oaks Bancorp*	1,922	14,665
Home BancShares, Inc./Arkansas	875	28,718
HomeTrust Bancshares, Inc.*	1,783	28,118
Horizon Bancorp/Indiana	791	17,275
Hudson Valley Holding Corp.	1,216	21,949
Iberiabank Corp.	2,681	185,498
Independent Bank Corp./Michigan	3,621	97,673
Independent Bank Group, Inc.	444	24,717
International Bancshares Corp.	4,626	124,902
Investors Bancorp, Inc.	26,981	298,140
Lakeland Bancorp, Inc.	3,424	36,979
Lakeland Financial Corp.	1,365	52,088
Macatawa Bank Corp.	2,148	10,890
MainSource Financial Group, Inc.	1,856	32,016
MB Financial, Inc.	4,697	127,054
Mercantile Bank Corp.	1,360	31,117
Merchants Bancshares, Inc./Vermont	517	16,534
Metro Bancorp, Inc.*	1,272	29,409
MidSouth Bancorp, Inc.	749	14,898
MidWestOne Financial Group, Inc.	617	14,802
National Bank Holdings Corp., Class A	3,454	68,873
National Bankshares, Inc./Virginia	633	19,553
National Penn Bancshares, Inc.	9,977	105,557

NBT Bancorp, Inc.	3,688	88,586
NewBridge Bancorp*	2,842	22,907
Northrim BanCorp, Inc.	588	15,035
OFG Bancorp	3,825	70,418
Old Line Bancshares, Inc.	616	9,708
Old National Bancorp/Indiana	9,166	130,890
OmniAmerican Bancorp, Inc.	1,036	25,900
Opus Bank*	383	11,130
Pacific Continental Corp.	1,626	22,325
Pacific Premier Bancorp, Inc.*	1,475	20,783
Palmetto Bancshares, Inc.*	365	5,252
Park National Corp.	1,076	83,067
Park Sterling Corp.	4,032	26,571
Peapack-Gladstone Financial Corp.	990	20,998
Penns Woods Bancorp, Inc.	422	19,876
Peoples Bancorp, Inc./Ohio	985	26,053
Peoples Financial Services Corp.	604	31,040
Pinnacle Financial Partners, Inc.	3,017	119,111
Preferred Bank/California*	1,045	24,704
PrivateBancorp, Inc.	6,118	177,789
Prosperity Bancshares, Inc.	5,960	373,096
Renasant Corp.	2,745	79,797
Republic Bancorp, Inc./Kentucky, Class A	940	22,297
Republic First Bancorp, Inc.*	2,505	12,625
S&T Bancorp, Inc.	2,500	62,125
Sandy Spring Bancorp, Inc.	2,070	51,564
Seacoast Banking Corp. of Florida*	1,507	16,381
ServisFirst Bancshares, Inc.*	56	4,840
Sierra Bancorp	1,100	17,380
Simmons First National Corp., Class A	1,369	53,925
South State Corp.	2,043	124,623
Southside Bancshares, Inc.	1,546	44,772
Southwest Bancorp, Inc./Oklahoma	1,777	30,316
Square 1 Financial, Inc., Class A*	306	5,817
State Bank Financial Corp.	2,898	49,005
Sterling Bancorp/Delaware	7,089	85,068
Stock Yards Bancorp, Inc.	1,275	38,123
Stonegate Bank	768	19,354
Suffolk Bancorp*	1,038	23,158
Sun Bancorp, Inc./New Jersey*	3,581	14,360
Susquehanna Bancshares, Inc.	16,056	169,551
Talmer Bancorp, Inc., Class A*	1,530	21,099
Taylor Capital Group, Inc.*	1,573	33,631
Texas Capital Bancshares, Inc.*	2,386	128,725
Tompkins Financial Corp.	1,326	63,887
TowneBank/Virginia	2,413	37,908
Trico Bancshares	1,461	33,808
Tristate Capital Holdings, Inc.*	1,773	25,052
Trustmark Corp.	5,753	142,042
UMB Financial Corp.	3,211	203,545
Umpqua Holdings Corp.	14,263	255,593
Union Bankshares Corp.	4,007	102,780
United Bankshares, Inc./West Virginia	5,878	190,036
United Community Banks, Inc./Georgia	4,227	69,196

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Univest Corp. of Pennsylvania	1,294	$26,786
Valley National Bancorp	17,128	169,738
VantageSouth Bancshares, Inc.*	1,912	11,376
ViewPoint Financial Group, Inc.	3,040	81,806
Washington Trust Bancorp, Inc.	1,325	48,720
Webster Financial Corp.	7,720	243,489
WesBanco, Inc.	2,325	72,168
West Bancorp, Inc.	1,300	19,799
Westamerica Bancorp	2,237	116,950
Western Alliance Bancorp*	3,003	71,471
Wilshire Bancorp, Inc.	6,165	63,315
Wintrust Financial Corp.	3,995	183,770
Yadkin Financial Corp.*	1,291	24,322

		10,773,413

Capital Markets (3.3%)
Apollo Global Management LLC, Class A	21,600	598,752
Arlington Asset Investment Corp., Class A	1,637	44,739
BGC Partners, Inc., Class A	10,720	79,757
Calamos Asset Management, Inc., Class A	1,379	18,465
CIFC Corp.	613	5,523
CorEnergy Infrastructure Trust, Inc. (REIT)	2,575	19,081
Cowen Group, Inc., Class A*	9,927	41,892
Dundee Corp., Class A*	147,600	2,382,264
FBR & Co.*	895	24,281
Federated Investors, Inc., Class B	14,600	451,432
FXCM, Inc., Class A	3,873	57,940
GFI Group, Inc.	6,293	20,893
ICG Group, Inc.*	3,513	73,351
INTL FCStone, Inc.*	1,097	21,852
Investment Technology Group, Inc.*	2,992	50,505
Janus Capital Group, Inc.	12,815	159,931
KCG Holdings, Inc., Class A*	4,479	53,211
Main Street Capital Corp.	18	593
Manning & Napier, Inc.	1,228	21,195
Moelis & Co.*	545	18,318
Oppenheimer Holdings, Inc., Class A	885	21,231
Piper Jaffray Cos.*	1,423	73,669
Safeguard Scientifics, Inc.*	1,889	39,272
Stifel Financial Corp.*	5,605	265,397
SWS Group, Inc.*	2,594	18,884
Walter Investment Management Corp.*	3,326	99,048
WisdomTree Investments, Inc.*	46,000	568,560

		5,230,036

Consumer Finance (1.1%)
Cash America International, Inc.	2,422	107,610
Consumer Portfolio Services, Inc.*	1,736	13,228
Encore Capital Group, Inc.*	701	31,840
Ezcorp, Inc., Class A*	4,635	53,534
Green Dot Corp., Class A*	2,681	50,885
Imperial Holdings, Inc.*	201,600	1,374,912
JGWPT Holdings, Inc., Class A*	1,047	11,789
Nelnet, Inc., Class A	1,788	74,077

Nicholas Financial, Inc.	966	13,872
Regional Management Corp.*	932	14,418
Springleaf Holdings, Inc.*	2,097	54,417

		1,800,582

Diversified Financial Services (7.5%)
CBOE Holdings, Inc.	3,600	177,156
Gain Capital Holdings, Inc.	1,956	15,394
Marlin Business Services Corp.	760	13,824
NewStar Financial, Inc.*	2,370	33,322
Onex Corp.	68,000	4,216,000
PHH Corp.*	4,938	113,475
PICO Holdings, Inc.*	2,058	48,898
Resource America, Inc., Class A	1,082	10,117
Texas Pacific Land Trust	45,500	7,285,005
Tiptree Financial, Inc. (REIT), Class A	557	4,846

		11,918,037

Insurance (4.8%)
Ambac Financial Group, Inc.*	2,055	56,122
American Equity Investment Life Holding Co.	6,367	156,628
AMERISAFE, Inc.	1,555	63,242
AmTrust Financial Services, Inc.	58,745	2,456,128
Argo Group International Holdings Ltd.	2,240	114,486
Baldwin & Lyons, Inc., Class B	877	22,749
Citizens, Inc./Texas*	3,903	28,882
CNO Financial Group, Inc.	18,660	332,148
Crawford & Co., Class B	1,962	19,777
Donegal Group, Inc., Class A	713	10,909
EMC Insurance Group, Inc.	432	13,297
Employers Holdings, Inc.	1,162	24,611
Enstar Group Ltd.*	731	110,184
FBL Financial Group, Inc., Class A	807	37,122
Fidelity & Guaranty Life	917	21,953
First American Financial Corp.	9,185	255,251
Global Indemnity plc*	764	19,856
Greenlight Capital Reinsurance Ltd., Class A*	56,844	1,872,441
Hallmark Financial Services, Inc.*	1,231	13,233
HCI Group, Inc.	257	10,434
Hilltop Holdings, Inc.*	5,734	121,905
Horace Mann Educators Corp.	3,425	107,100
Independence Holding Co.	684	9,665
Infinity Property & Casualty Corp.	621	41,750
Kansas City Life Insurance Co.	353	16,054
Kemper Corp.	3,966	146,187
Maiden Holdings Ltd.	3,998	48,336
Meadowbrook Insurance Group, Inc.	4,263	30,651
Montpelier Reinsurance Holdings Ltd.	3,400	108,630
National General Holdings Corp.	3,037	52,844
National Interstate Corp.	458	12,833
National Western Life Insurance Co., Class A	195	48,635
Navigators Group, Inc.*	952	63,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

OneBeacon Insurance Group Ltd., Class A	2,122	$32,976
Phoenix Cos., Inc.*	526	25,453
Platinum Underwriters Holdings Ltd.	2,332	151,230
Primerica, Inc.	4,670	223,460
RLI Corp.	3,707	169,707
Safety Insurance Group, Inc.	1,112	57,135
Selective Insurance Group, Inc.	4,830	119,398
State Auto Financial Corp.	1,376	32,240
Stewart Information Services Corp.	1,906	59,105
Symetra Financial Corp.	6,431	146,241
Third Point Reinsurance Ltd.*	4,894	74,682
United Fire Group, Inc.	1,726	50,606
Universal Insurance Holdings, Inc.	198	2,568

		7,592,676

Real Estate Investment Trusts (REITs) (7.5%)
Acadia Realty Trust (REIT)	5,031	141,321
AG Mortgage Investment Trust, Inc. (REIT)	2,527	47,836
Agree Realty Corp. (REIT)	1,444	43,652
Alexander’s, Inc. (REIT)	18	6,650
Altisource Residential Corp. (REIT)	4,925	128,198
American Assets Trust, Inc. (REIT)	2,021	69,826
American Capital Mortgage Investment Corp. (REIT)	4,434	88,769
American Realty Capital Healthcare Trust, Inc. (REIT)	14,610	159,103
American Residential Properties, Inc. (REIT)*	2,793	52,369
AmREIT, Inc. (REIT)	1,928	35,282
Anworth Mortgage Asset Corp. (REIT)	11,778	60,774
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,265	70,330
Apollo Residential Mortgage, Inc. (REIT)	2,612	43,673
Ares Commercial Real Estate Corp. (REIT)	2,432	30,181
Armada Hoffler Properties, Inc. (REIT)	1,863	18,034
ARMOUR Residential REIT, Inc. (REIT)	31,585	136,763
Ashford Hospitality Prime, Inc. (REIT)	1,019	17,486
Ashford Hospitality Trust, Inc. (REIT)	6,027	69,552
Associated Estates Realty Corp. (REIT)	5,025	90,551
Aviv REIT, Inc. (REIT)	1,630	45,917
Campus Crest Communities, Inc. (REIT)	5,373	46,530
Capstead Mortgage Corp. (REIT)	5,790	76,139
CareTrust REIT, Inc. (REIT)*	94	1,861
CatchMark Timber Trust, Inc. (REIT), Class A	1,197	16,363
Cedar Realty Trust, Inc. (REIT)	6,710	41,938

Chambers Street Properties (REIT)	20,767	166,967
Chatham Lodging Trust (REIT)	2,471	54,115
Chesapeake Lodging Trust (REIT)	4,429	133,889
Colony Financial, Inc. (REIT)	8,152	189,289
Cousins Properties, Inc. (REIT)	17,156	213,592
CubeSmart (REIT)	12,449	228,066
CyrusOne, Inc. (REIT)	1,747	43,500
CYS Investments, Inc. (REIT)	13,961	125,928
DCT Industrial Trust, Inc. (REIT)	28,295	232,302
DiamondRock Hospitality Co. (REIT)	16,985	217,748
DuPont Fabros Technology, Inc. (REIT)	3,825	103,122
Dynex Capital, Inc. (REIT)	4,927	43,604
EastGroup Properties, Inc. (REIT)	332	21,324
Education Realty Trust, Inc. (REIT)	9,863	105,929
EPR Properties (REIT)	4,696	262,366
Equity Lifestyle Properties, Inc. (REIT)	20,000	883,200
Equity One, Inc. (REIT)	5,414	127,716
Excel Trust, Inc. (REIT)	4,372	58,279
FelCor Lodging Trust, Inc. (REIT)	10,633	111,753
First Industrial Realty Trust, Inc. (REIT)	9,467	178,358
First Potomac Realty Trust (REIT)	5,324	69,851
Franklin Street Properties Corp. (REIT)	7,942	99,910
Geo Group, Inc. (REIT)	6,206	221,740
Getty Realty Corp. (REIT)	2,464	47,013
Gladstone Commercial Corp. (REIT)	1,500	26,805
Glimcher Realty Trust (REIT)	2,010	21,768
Government Properties Income Trust (REIT)	3,362	85,361
Gramercy Property Trust, Inc. (REIT)	10,173	61,547
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,825	26,171
Hatteras Financial Corp. (REIT)	8,529	168,959
Healthcare Realty Trust, Inc. (REIT)	8,348	212,206
Hersha Hospitality Trust (REIT)	17,470	117,224
Highwoods Properties, Inc. (REIT)	7,826	328,301
Hudson Pacific Properties, Inc. (REIT)	4,802	121,683
Inland Real Estate Corp. (REIT)	7,713	81,989
Invesco Mortgage Capital, Inc. (REIT)	10,906	189,328
Investors Real Estate Trust (REIT)	9,319	85,828
iStar Financial, Inc. (REIT)*	7,277	109,009
Kite Realty Group Trust (REIT)	11,669	71,648
LaSalle Hotel Properties (REIT)	9,005	317,786
Lexington Realty Trust (REIT)	17,833	196,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

LTC Properties, Inc. (REIT)	3,055	$119,267
Mack-Cali Realty Corp. (REIT)	7,719	165,804
Medical Properties Trust, Inc. (REIT)	14,841	196,495
Monmouth Real Estate Investment Corp. (REIT), Class A	4,972	49,919
New Residential Investment Corp. (REIT)	24,383	153,613
New York Mortgage Trust, Inc. (REIT)	7,951	62,097
New York REIT, Inc. (REIT)	15,254	168,709
One Liberty Properties, Inc. (REIT)	1,167	24,904
Owens Realty Mortgage, Inc. (REIT)	921	17,913
Parkway Properties, Inc./Maryland (REIT)	6,161	127,225
Pebblebrook Hotel Trust (REIT)	5,595	206,791
Pennsylvania Real Estate Investment Trust (REIT)	5,898	111,000
PennyMac Mortgage Investment Trust (REIT)	4,210	92,367
Physicians Realty Trust (REIT)	3,014	43,371
PS Business Parks, Inc. (REIT)	861	71,885
RAIT Financial Trust (REIT)	7,237	59,850
Ramco-Gershenson Properties Trust (REIT)	6,136	101,980
Redwood Trust, Inc. (REIT)	7,217	140,515
Resource Capital Corp. (REIT)	11,317	63,715
Retail Opportunity Investments Corp. (REIT)	6,472	101,805
Rexford Industrial Realty, Inc. (REIT)	2,488	35,429
RLJ Lodging Trust (REIT)	11,364	328,306
Rouse Properties, Inc. (REIT)	31,526	539,410
Ryman Hospitality Properties, Inc. (REIT)	1,866	89,848
Sabra Health Care REIT, Inc. (REIT)	331	9,503
Saul Centers, Inc. (REIT)	154	7,484
Select Income REIT (REIT)	3,276	97,101
Silver Bay Realty Trust Corp. (REIT)	2,866	46,773
Sovran Self Storage, Inc. (REIT)	418	32,291
STAG Industrial, Inc. (REIT)	4,530	108,765
Strategic Hotels & Resorts, Inc. (REIT)*	5,059	59,241
Summit Hotel Properties, Inc. (REIT)	7,349	77,899
Sunstone Hotel Investors, Inc. (REIT)	15,877	237,044
Terreno Realty Corp. (REIT)	2,879	55,651
Trade Street Residential, Inc. (REIT)	1,551	11,617
UMH Properties, Inc. (REIT)	1,618	16,229
Urstadt Biddle Properties, Inc. (REIT), Class A	423	8,832
Washington Real Estate Investment Trust (REIT)	5,833	151,541
Western Asset Mortgage Capital Corp. (REIT)	3,473	49,212

Whitestone REIT (REIT)	2,211	32,966
Winthrop Realty Trust (REIT)	3,235	49,657

		11,824,637

Real Estate Management & Development (7.2%)
Alexander & Baldwin, Inc.	4,203	174,214
Altisource Asset Management Corp.*	23	16,630
AV Homes, Inc.*	831	13,587
Consolidated-Tomoka Land Co.	256	11,751
Dream Unlimited Corp.*	257,000	3,734,133
Forestar Group, Inc.*	2,787	53,204
Howard Hughes Corp.*	45,000	7,102,350
Kennedy-Wilson Holdings, Inc.	5,649	151,506
RE/MAX Holdings, Inc., Class A	931	27,548
Tejon Ranch Co.*	1,061	34,154

		11,319,077

Thrifts & Mortgage Finance (1.4%)
Astoria Financial Corp.	7,405	99,597
Bank Mutual Corp.	4,193	24,319
BankFinancial Corp.	1,831	20,434
BBX Capital Corp., Class A*	644	11,592
Beneficial Mutual Bancorp, Inc.*	2,464	33,412
Berkshire Hills Bancorp, Inc.	2,085	48,414
Brookline Bancorp, Inc.	5,915	55,424
Capitol Federal Financial, Inc.	12,205	148,413
Charter Financial Corp./Maryland	2,040	22,644
Clifton Bancorp, Inc.	2,144	27,164
Dime Community Bancshares, Inc.	2,954	46,644
ESB Financial Corp.	1,167	15,101
EverBank Financial Corp.	7,766	156,563
Federal Agricultural Mortgage Corp., Class C	946	29,402
First Defiance Financial Corp.	883	25,342
First Financial Northwest, Inc.	1,327	14,425
Flagstar Bancorp, Inc.*	1,756	31,784
Fox Chase Bancorp, Inc.	1,098	18,512
Franklin Financial Corp./Virginia*	950	20,615
Home Loan Servicing Solutions Ltd.	6,096	138,562
HomeStreet, Inc.	1,182	21,713
Kearny Financial Corp.*	950	14,383
Ladder Capital Corp., Class A*	1,348	24,358
Meta Financial Group, Inc.	536	21,440
MGIC Investment Corp.*	16,997	157,052
NASB Financial, Inc.	375	8,869
NMI Holdings, Inc., Class A*	4,300	45,150
Northfield Bancorp, Inc.	4,419	57,933
Northwest Bancshares, Inc.	8,046	109,184
OceanFirst Financial Corp.	1,262	20,899
Oritani Financial Corp.	3,824	58,851
PennyMac Financial Services, Inc., Class A*	468	7,109
Provident Financial Services, Inc.	5,098	88,297
Radian Group, Inc.	13,111	194,174
Stonegate Mortgage Corp.*	1,099	15,331
Territorial Bancorp, Inc.	678	14,157
Tree.com, Inc.*	228	6,644
TrustCo Bank Corp.	7,853	52,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

United Community Financial Corp./Ohio*	4,374	$18,065
United Financial Bancorp, Inc.	3,764	51,002
Walker & Dunlop, Inc.*	1,494	21,080
Washington Federal, Inc.	8,628	193,526
Waterstone Financial, Inc.	2,868	32,724
WSFS Financial Corp.	784	57,757

		2,280,519

Total Financials		62,738,977

Health Care (2.3%)
Biotechnology (0.4%)
ACADIA Pharmaceuticals, Inc.*	615	13,893
Achillion Pharmaceuticals, Inc.*	6,554	49,614
Agenus, Inc.*	1,475	4,749
AMAG Pharmaceuticals, Inc.*	587	12,163
Anacor Pharmaceuticals, Inc.*	1,784	31,630
Array BioPharma, Inc.*	2,103	9,590
BioCryst Pharmaceuticals, Inc.*	1,234	15,733
Celldex Therapeutics, Inc.*	825	13,464
Cellular Dynamics International, Inc.*	65	947
ChemoCentryx, Inc.*	2,311	13,519
Cytokinetics, Inc.*	2,972	14,206
Cytori Therapeutics, Inc.*	1,267	3,028
CytRx Corp.*	3,414	14,271
Dynavax Technologies Corp.*	22,478	35,965
Emergent Biosolutions, Inc.*	2,282	51,254
Geron Corp.*	14,028	45,030
Hyperion Therapeutics, Inc.*	235	6,134
Idenix Pharmaceuticals, Inc.*	1,767	42,585
Immunomedics, Inc.*	257	938
Inovio Pharmaceuticals, Inc.*	577	6,237
InterMune, Inc.*	876	38,675
Lexicon Pharmaceuticals, Inc.*	1,670	2,689
Merrimack Pharmaceuticals, Inc.*	699	5,096
Navidea Biopharmaceuticals, Inc.*	1,712	2,534
NeoStem, Inc.*	1,070	6,976
NPS Pharmaceuticals, Inc.*	641	21,185
OvaScience, Inc.*	1,265	11,600
Progenics Pharmaceuticals, Inc.*	4,532	19,533
Prothena Corp. plc*	1,278	28,819
PTC Therapeutics, Inc.*	150	3,921
Rigel Pharmaceuticals, Inc.*	7,909	28,710
Spectrum Pharmaceuticals, Inc.*	4,309	35,032
Verastem, Inc.*	1,557	14,106
XOMA Corp.*	853	3,915

		607,741

Health Care Equipment & Supplies (0.8%)
Analogic Corp.	1,058	82,778
AngioDynamics, Inc.*	2,235	36,498
AtriCure, Inc.*	584	10,734
CONMED Corp.	2,327	102,737
CryoLife, Inc.	2,295	20,540
Cynosure, Inc., Class A*	1,149	24,416
Derma Sciences, Inc.*	1,807	20,889
Exactech, Inc.*	883	22,278
Greatbatch, Inc.*	2,150	105,479
Haemonetics Corp.*	4,084	144,084

ICU Medical, Inc.*	1,143	69,506
Integra LifeSciences Holdings Corp.*	1,254	59,013
Invacare Corp.	2,907	53,402
Merit Medical Systems, Inc.*	3,866	58,377
NuVasive, Inc.*	661	23,512
OraSure Technologies, Inc.*	4,422	38,073
Orthofix International N.V.*	1,606	58,217
PhotoMedex, Inc.*	1,232	15,092
Rockwell Medical, Inc.*	2,987	35,814
RTI Surgical, Inc.*	5,090	22,141
SurModics, Inc.*	941	20,156
Symmetry Medical, Inc.*	3,393	30,062
Tornier N.V.*	3,024	70,701
TransEnterix, Inc.*	2,166	10,917
Unilife Corp.*	1,673	4,952
Wright Medical Group, Inc.*	2,255	70,807

		1,211,175

Health Care Providers & Services (0.9%)
Addus HomeCare Corp.*	435	9,779
Alliance HealthCare Services, Inc.*	275	7,425
Almost Family, Inc.*	745	16,450
Amedisys, Inc.*	2,329	38,988
AMN Healthcare Services, Inc.*	3,948	48,560
Amsurg Corp.*	2,197	100,117
Bio-Reference Labs, Inc.*	170	5,137
BioScrip, Inc.*	5,870	48,956
BioTelemetry, Inc.*	886	6,353
Chindex International, Inc.*	118	2,795
Cross Country Healthcare, Inc.*	2,462	16,052
Ensign Group, Inc.	94	2,922
Five Star Quality Care, Inc.*	3,869	19,384
Hanger, Inc.*	3,020	94,979
HealthSouth Corp.	1,820	65,283
Healthways, Inc.*	1,372	24,065
IPC The Hospitalist Co., Inc.*	629	27,814
Kindred Healthcare, Inc.	4,626	106,861
LHC Group, Inc.*	1,085	23,187
Magellan Health, Inc.*	2,358	146,762
National Healthcare Corp.	883	49,704
National Research Corp., Class A*	105	1,469
Owens & Minor, Inc.	5,390	183,152
PharMerica Corp.*	2,658	75,992
Select Medical Holdings Corp.	449	7,004
Skilled Healthcare Group, Inc., Class A*	1,059	6,661
Surgical Care Affiliates, Inc.*	68	1,977
Triple-S Management Corp., Class B*	2,026	36,326
Universal American Corp.	3,535	29,447
WellCare Health Plans, Inc.*	3,482	259,966

		1,463,567

Health Care Technology (0.0%)
Castlight Health, Inc., Class B*	330	5,016
MedAssets, Inc.*	301	6,875

		11,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (0.0%)
Affymetrix, Inc.*	4,689	$41,779
Albany Molecular Research, Inc.*	2,105	42,353

		84,132

Pharmaceuticals (0.2%)
Impax Laboratories, Inc.*	4,843	145,242
Medicines Co.*	525	15,256
Nektar Therapeutics*	4,721	60,523
Omeros Corp.*	312	5,429
Revance Therapeutics, Inc.*	222	7,548
Sagent Pharmaceuticals, Inc.*	373	9,646
SciClone Pharmaceuticals, Inc.*	1,316	6,922
Theravance Biopharma, Inc.*	146	4,654
Theravance, Inc.*	401	11,942
XenoPort, Inc.*	4,212	20,344

		287,506

Total Health Care		3,666,012

Industrials (6.8%)
Aerospace & Defense (1.1%)
AAR Corp.	3,375	93,015
Aerovironment, Inc.*	738	23,468
American Science & Engineering, Inc.	624	43,424
Cubic Corp.	1,654	73,620
Curtiss-Wright Corp.	3,058	200,483
DigitalGlobe, Inc.*	6,474	179,977
Ducommun, Inc.*	568	14,842
Engility Holdings, Inc.*	1,515	57,964
Esterline Technologies Corp.*	2,725	313,702
KEYW Holding Corp.*	2,793	35,108
Kratos Defense & Security Solutions, Inc.*	3,948	30,794
LMI Aerospace, Inc.*	847	11,079
Moog, Inc., Class A*	3,525	256,937
National Presto Industries, Inc.	395	28,772
Orbital Sciences Corp.*	5,191	153,394
SIFCO Industries, Inc.	147	4,586
Teledyne Technologies, Inc.*	2,483	241,273

		1,762,438

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	4,678	39,155
Atlas Air Worldwide Holdings, Inc.*	2,170	79,964
UTi Worldwide, Inc.*	7,803	80,683
XPO Logistics, Inc.*	3,622	103,662

		303,464

Airlines (0.2%)
JetBlue Airways Corp.*	18,322	198,794
Republic Airways Holdings, Inc.*	4,257	46,146
SkyWest, Inc.	4,478	54,721

		299,661

Building Products (0.3%)
Apogee Enterprises, Inc.	1,007	35,104
Gibraltar Industries, Inc.*	2,758	42,777
Griffon Corp.	2,666	33,058

Insteel Industries, Inc.	94	1,847
Masonite International Corp.*	2,182	122,759
Ply Gem Holdings, Inc.*	180	1,818
Quanex Building Products Corp.	2,988	53,396
Simpson Manufacturing Co., Inc.	3,341	121,479
Universal Forest Products, Inc.	1,668	80,514

		492,752

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	4,723	127,426
ACCO Brands Corp.*	9,509	60,953
Brady Corp., Class A	4,146	123,841
Brink’s Co.	4,131	116,577
Casella Waste Systems, Inc., Class A*	300	1,503
CECO Environmental Corp.	1,747	27,236
Cenveo, Inc.*	2,450	9,089
Civeo Corp.*	8,007	200,415
Deluxe Corp.	2,069	121,202
Ennis, Inc.	2,393	36,517
G&K Services, Inc., Class A	1,684	87,686
Heritage-Crystal Clean, Inc.*	49	962
HNI Corp.	232	9,073
InnerWorkings, Inc.*	2,721	23,128
Kimball International, Inc., Class B	2,923	48,873
McGrath RentCorp	2,186	80,335
Mobile Mini, Inc.	3,667	175,613
Multi-Color Corp.	571	22,846
NL Industries, Inc.	662	6,150
Quad/Graphics, Inc.	2,448	54,762
Schawk, Inc.	955	19,444
SP Plus Corp.*	52	1,112
Tetra Tech, Inc.	5,222	143,605
UniFirst Corp.	1,255	133,030
United Stationers, Inc.	3,374	139,920
Viad Corp.	1,844	43,961
West Corp.	1,547	41,460

		1,856,719

Construction & Engineering (0.5%)
Aegion Corp.*	2,914	67,809
Ameresco, Inc., Class A*	1,740	12,232
Argan, Inc.	647	24,127
Comfort Systems USA, Inc.	2,498	39,468
Dycom Industries, Inc.*	329	10,301
EMCOR Group, Inc.	5,767	256,805
Granite Construction, Inc.	3,344	120,317
Great Lakes Dredge & Dock Corp.*	4,887	39,047
Layne Christensen Co.*	1,774	23,594
MYR Group, Inc.*	1,893	47,950
Northwest Pipe Co.*	839	33,837
Orion Marine Group, Inc.*	2,447	26,501
Pike Corp.*	2,302	20,626
Sterling Construction Co., Inc.*	1,343	12,597
Tutor Perini Corp.*	3,135	99,505

		834,716

Electrical Equipment (0.4%)
Encore Wire Corp.	414	20,303
EnerSys, Inc.	3,060	210,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Franklin Electric Co., Inc.	349	$14,075
General Cable Corp.	4,131	106,001
Global Power Equipment Group, Inc.	1,506	24,337
GrafTech International Ltd.*	9,997	104,569
LSI Industries, Inc.	1,903	15,186
Plug Power, Inc.*	14,280	66,830
Powell Industries, Inc.	829	54,200
PowerSecure International, Inc.*	1,925	18,750
Preformed Line Products Co.	207	11,143
Revolution Lighting Technologies, Inc.*	172	396
Vicor Corp.*	964	8,078

		654,365

Machinery (1.5%)
Accuride Corp.*	205	1,003
Actuant Corp., Class A	6,098	210,808
Alamo Group, Inc.	642	34,726
Albany International Corp., Class A	2,118	80,399
American Railcar Industries, Inc.	55	3,727
Astec Industries, Inc.	1,612	70,735
Barnes Group, Inc.	4,637	178,710
Briggs & Stratton Corp.	3,998	81,799
CIRCOR International, Inc.	153	11,801
CLARCOR, Inc.	244	15,091
Colfax Corp.*	12,000	894,480
Columbus McKinnon Corp.	1,525	41,251
Douglas Dynamics, Inc.	209	3,683
Dynamic Materials Corp.	1,224	27,087
Energy Recovery, Inc.*	2,264	11,139
ESCO Technologies, Inc.	2,246	77,801
Federal Signal Corp.	5,372	78,700
FreightCar America, Inc.	1,090	27,294
Global Brass & Copper Holdings, Inc.	205	3,465
Hurco Cos., Inc.	572	16,130
Kadant, Inc.	816	31,375
L.B. Foster Co., Class A	912	49,357
Lindsay Corp.	174	14,698
Lydall, Inc.*	190	5,200
Meritor, Inc.*	3,992	52,056
Miller Industries, Inc.	1,000	20,580
Mueller Industries, Inc.	1,692	49,762
NN, Inc.	99	2,532
Standex International Corp.	310	23,089
Titan International, Inc.	3,795	63,832
TriMas Corp.*	442	16,854
Twin Disc, Inc.	187	6,180
Watts Water Technologies, Inc., Class A	2,284	140,991
Woodward, Inc.	1,868	93,736

		2,440,071

Marine (0.2%)
Baltic Trading Ltd.	4,187	25,038
International Shipholding Corp.	498	11,414
Matson, Inc.	2,414	64,792
Navios Maritime Holdings, Inc.	6,786	68,674
Safe Bulkers, Inc.	3,335	32,550

Scorpio Bulkers, Inc.*	11,514	102,475
Ultrapetrol Bahamas Ltd.*	1,820	5,405

		310,348

Professional Services (0.6%)
Acacia Research Corp.	4,269	75,775
CBIZ, Inc.*	3,808	34,386
CDI Corp.	1,294	18,646
CRA International, Inc.*	907	20,906
Franklin Covey Co.*	514	10,347
FTI Consulting, Inc.*	3,479	131,576
GP Strategies Corp.*	368	9,524
Heidrick & Struggles International, Inc.	1,647	30,469
Hill International, Inc.*	782	4,872
Huron Consulting Group, Inc.*	1,811	128,255
ICF International, Inc.*	1,787	63,188
Kelly Services, Inc., Class A	2,371	40,710
Korn/Ferry International*	2,070	60,796
Navigant Consulting, Inc.*	4,205	73,377
Paylocity Holding Corp.*	495	10,707
Pendrell Corp.*	15,192	26,738
Resources Connection, Inc.	3,314	43,447
RPX Corp.*	4,038	71,674
TriNet Group, Inc.*	938	22,578
VSE Corp.	368	25,878

		903,849

Road & Rail (0.2%)
ArcBest Corp.	178	7,745
Celadon Group, Inc.	1,689	36,009
Marten Transport Ltd.	1,189	26,574
P.A.M. Transportation Services, Inc.*	191	5,340
Patriot Transportation Holding, Inc.*	572	20,003
Quality Distribution, Inc.*	1,731	25,723
Roadrunner Transportation Systems, Inc.*	1,518	42,656
Universal Truckload Services, Inc.	212	5,376
USA Truck, Inc.*	506	9,406
Werner Enterprises, Inc.	2,970	78,735
YRC Worldwide, Inc.*	2,151	60,465

		318,032

Trading Companies & Distributors (0.4%)
Aceto Corp.	1,984	35,990
Aircastle Ltd.	3,867	68,717
Applied Industrial Technologies, Inc.	2,268	115,056
Beacon Roofing Supply, Inc.*	3,305	109,462
CAI International, Inc.*	1,487	32,729
Erickson, Inc.*	501	8,141
Houston Wire & Cable Co.	1,490	18,491
Kaman Corp.	1,118	47,772
Rush Enterprises, Inc., Class A*	465	16,121
TAL International Group, Inc.*	1,920	85,171
Textainer Group Holdings Ltd.	1,384	53,450
Titan Machinery, Inc.*	1,251	20,591

		611,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,757	$74,990

Total Industrials		10,863,096

Information Technology (5.9%)
Communications Equipment (1.5%)
ADTRAN, Inc.	2,325	52,452
Bel Fuse, Inc., Class B	886	22,744
Black Box Corp.	1,240	29,066
Calix, Inc.*	3,510	28,712
Comtech Telecommunications Corp.	1,347	50,283
Digi International, Inc.*	2,320	21,854
EchoStar Corp., Class A*	29,600	1,567,024
Emulex Corp.*	7,321	41,730
Extreme Networks, Inc.*	2,644	11,739
Finisar Corp.*	514	10,151
Harmonic, Inc.*	6,977	52,048
Infinera Corp.*	1,705	15,686
Ixia*	4,335	49,549
KVH Industries, Inc.*	217	2,827
NETGEAR, Inc.*	3,113	108,239
Numerex Corp., Class A*	195	2,241
Oclaro, Inc.*	7,803	17,167
Oplink Communications, Inc.*	1,563	26,524
Plantronics, Inc.	437	20,998
Polycom, Inc.*	6,397	80,154
Procera Networks, Inc.*	1,519	15,327
Tessco Technologies, Inc.	455	14,437
ViaSat, Inc.*	2,835	164,317

		2,405,269

Electronic Equipment, Instruments & Components (1.2%)
Agilysys, Inc.*	1,264	17,797
Anixter International, Inc.	1,283	128,390
Benchmark Electronics, Inc.*	4,594	117,055
Checkpoint Systems, Inc.*	3,716	51,987
Coherent, Inc.*	1,968	130,223
CTS Corp.	2,754	51,500
CUI Global, Inc.*	568	4,771
Daktronics, Inc.	946	11,276
DTS, Inc.*	1,013	18,649
Electro Rent Corp.	1,227	20,528
Electro Scientific Industries, Inc.	2,139	14,567
Fabrinet*	2,992	61,635
FARO Technologies, Inc.*	244	11,985
Gerber Scientific, Inc. (Escrow Shares)*†(b)	2,344	—
GSI Group, Inc.*	2,726	34,702
II-VI, Inc.*	4,633	66,993
Insight Enterprises, Inc.*	3,481	107,006
Itron, Inc.*	3,355	136,045
Kemet Corp.*	4,045	23,259
Littelfuse, Inc.	262	24,353
Mercury Systems, Inc.*	2,907	32,965
Multi-Fineline Electronix, Inc.*	761	8,402
Newport Corp.*	356	6,586
OSI Systems, Inc.*	1,315	87,776
Park Electrochemical Corp.	1,695	47,816
PC Connection, Inc.	826	17,082
Plexus Corp.*	1,890	81,818

Rofin-Sinar Technologies, Inc.*	2,383	57,287
Rogers Corp.*	1,110	73,649
Sanmina Corp.*	7,030	160,143
ScanSource, Inc.*	2,480	94,438
Speed Commerce, Inc.*	749	2,801
SYNNEX Corp.*	2,166	157,793
TTM Technologies, Inc.*	4,795	39,319
Viasystems Group, Inc.*	323	3,518
Vishay Precision Group, Inc.*	1,108	18,238

		1,922,352

Internet Software & Services (0.4%)
Aerohive Networks, Inc.*	577	4,743
Bankrate, Inc.*	5,214	91,454
Bazaarvoice, Inc.*	2,691	21,232
Blucora, Inc.*	3,631	68,517
Dealertrack Technologies, Inc.*	743	33,688
Demand Media, Inc.*	3,281	15,814
Dice Holdings, Inc.*	2,204	16,773
Digital River, Inc.*	2,863	44,176
EarthLink Holdings Corp.	7,963	29,622
Global Eagle Entertainment, Inc.*	793	9,833
Internap Network Services Corp.*	4,840	34,122
Intralinks Holdings, Inc.*	3,470	30,848
Limelight Networks, Inc.*	4,685	14,336
Liquidity Services, Inc.*	2,302	36,280
Millennial Media, Inc.*	6,521	32,540
Monster Worldwide, Inc.*	7,855	51,372
Perficient, Inc.*	1,047	20,385
QuinStreet, Inc.*	2,790	15,373
RealNetworks, Inc.*	1,938	14,787
Reis, Inc.	618	13,027
Stamps.com, Inc.*	148	4,986
TechTarget, Inc.*	1,615	14,244
Tremor Video, Inc.*	3,039	14,344
Trulia, Inc.*	235	11,134
YuMe, Inc.*	1,549	9,139

		652,769

IT Services (0.6%)
Acxiom Corp.*	6,588	142,894
CACI International, Inc., Class A*	2,010	141,122
CIBER, Inc.*	6,730	33,246
Computer Task Group, Inc.	1,243	20,460
Convergys Corp.	8,680	186,099
CSG Systems International, Inc.	1,695	44,256
Datalink Corp.*	1,652	16,520
ExlService Holdings, Inc.*	1,597	47,032
Global Cash Access Holdings, Inc.*	5,432	48,345
Hackett Group, Inc.	1,611	9,618
Higher One Holdings, Inc.*	1,873	7,136
ManTech International Corp., Class A	2,111	62,317
ModusLink Global Solutions, Inc.*	3,259	12,189
MoneyGram International, Inc.*	2,497	36,781
PRGX Global, Inc.*	2,604	16,639
ServiceSource International, Inc.*	5,859	33,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Sykes Enterprises, Inc.*	3,062	$66,537
TeleTech Holdings, Inc.*	819	23,743
Unisys Corp.*	1,762	43,592

		992,508

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	229	4,408
Alpha & Omega Semiconductor Ltd.*	2,070	19,189
Amkor Technology, Inc.*	3,502	39,152
Audience, Inc.*	1,276	15,261
Axcelis Technologies, Inc.*	9,704	19,408
Brooks Automation, Inc.	5,235	56,381
Cabot Microelectronics Corp.*	319	14,243
Cascade Microtech, Inc.*	970	13,250
CEVA, Inc.*	1,652	24,400
Cirrus Logic, Inc.*	3,741	85,070
Cohu, Inc.	2,217	23,722
Diodes, Inc.*	969	28,062
DSP Group, Inc.*	1,764	14,976
Entegris, Inc.*	5,304	72,904
Entropic Communications, Inc.*	6,598	21,971
Exar Corp.*	2,822	31,889
Fairchild Semiconductor International, Inc.*	10,675	166,530
FormFactor, Inc.*	4,863	40,460
Integrated Device Technology, Inc.*	3,029	46,828
Integrated Silicon Solution, Inc.*	2,683	39,628
International Rectifier Corp.*	6,051	168,823
Intersil Corp., Class A	10,976	164,091
IXYS Corp.	2,179	26,845
Kopin Corp.*	5,933	19,342
Microsemi Corp.*	2,596	69,469
MKS Instruments, Inc.	4,560	142,455
Nanometrics, Inc.*	942	17,192
NVE Corp.*	224	12,452
OmniVision Technologies, Inc.*	4,800	105,504
Peregrine Semiconductor Corp.*	2,302	15,792
Pericom Semiconductor Corp.*	2,031	18,360
Photronics, Inc.*	5,489	47,205
PMC-Sierra, Inc.*	10,404	79,175
Rubicon Technology, Inc.*	2,295	20,081
Rudolph Technologies, Inc.*	2,445	24,157
Silicon Image, Inc.*	3,164	15,947
Silicon Laboratories, Inc.*	1,151	56,687
Tessera Technologies, Inc.	1,865	41,179
Ultra Clean Holdings, Inc.*	2,018	18,263
Ultratech, Inc.*	1,946	43,162
Veeco Instruments, Inc.*	3,423	127,541
Xcerra Corp.*	2,456	22,350

		2,033,804

Software (0.7%)
Actuate Corp.*	3,918	18,689
Bottomline Technologies de, Inc.*	536	16,037
Cinedigm Corp., Class A*	4,913	12,233
Compuware Corp.	18,791	187,722
Covisint Corp.*	190	923
Ebix, Inc.	2,631	37,650
EnerNOC, Inc.*	1,835	34,773

Epiq Systems, Inc.	2,681	37,668
ePlus, Inc.*	404	23,513
Glu Mobile, Inc.*	404	2,020
Infoblox, Inc.*	654	8,600
Mentor Graphics Corp.	8,285	178,707
Model N, Inc.*	489	5,403
Paycom Software, Inc.*	551	8,039
Progress Software Corp.*	4,387	105,464
QAD, Inc., Class A	63	1,343
Rosetta Stone, Inc.*	1,791	17,409
Sapiens International Corp. N.V.*	2,089	16,712
SeaChange International, Inc.*	2,970	23,790
Silver Spring Networks, Inc.*	362	4,826
Take-Two Interactive Software, Inc.*	7,840	174,362
TeleCommunication Systems, Inc., Class A*	4,267	14,038
Telenav, Inc.*	2,416	13,747
TiVo, Inc.*	6,496	83,863
Varonis Systems, Inc.*	98	2,843
Verint Systems, Inc.*	250	12,263
Vringo, Inc.*	843	2,883

		1,045,520

Technology Hardware, Storage & Peripherals (0.2%)
Eastman Kodak Co.*	1,510	36,950
Fusion-io, Inc.*	9,275	104,807
Intevac, Inc.*	1,946	15,587
QLogic Corp.*	7,453	75,201
Quantum Corp.*	11,191	13,653

		246,198

Total Information Technology		9,298,420

Materials (4.1%)
Chemicals (2.9%)
A. Schulman, Inc.	1,913	74,033
American Vanguard Corp.	2,479	32,772
Axiall Corp.	5,994	283,336
Chase Corp.	54	1,844
FutureFuel Corp.	1,494	24,785
Hawkins, Inc.	742	27,558
Innophos Holdings, Inc.	785	45,192
Innospec, Inc.	1,647	71,101
Intrepid Potash, Inc.*	4,913	82,342
KMG Chemicals, Inc.	790	14,204
Kraton Performance Polymers, Inc.*	2,720	60,901
Kronos Worldwide, Inc.	1,563	24,492
Landec Corp.*	2,261	28,240
LSB Industries, Inc.*	1,659	69,130
Minerals Technologies, Inc.	2,138	140,210
Olin Corp.	6,792	182,841
OM Group, Inc.	2,822	91,517
Platform Specialty Products Corp.*	82,940	2,324,808
Quaker Chemical Corp.	350	26,876
Sensient Technologies Corp.	3,997	222,713
Stepan Co.	888	46,940
Taminco Corp.*	406	9,444
Trecora Resources*	95	1,125
Tredegar Corp.	2,116	49,536

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Tronox Ltd., Class A	5,274	$141,871
Valhi, Inc.	70,400	451,968
Zep, Inc.	1,562	27,585

		4,557,364

Construction Materials (0.0%)
Texas Industries, Inc.*	193	17,826
United States Lime & Minerals, Inc.	8	518

		18,344

Containers & Packaging (0.0%)
Berry Plastics Group, Inc.*	3,362	86,740
UFP Technologies, Inc.*	482	11,611

		98,351

Metals & Mining (0.9%)
A.M. Castle & Co.*	1,565	17,278
AK Steel Holding Corp.*	11,574	92,129
Allied Nevada Gold Corp.*	9,484	35,660
Ampco-Pittsburgh Corp.	760	17,434
Century Aluminum Co.*	4,320	67,738
Coeur Mining, Inc.*	6,384	58,605
Commercial Metals Co.	10,113	175,056
Dominion Diamond Corp.*	10,000	144,500
Handy & Harman Ltd.*	345	9,236
Haynes International, Inc.	1,003	56,760
Hecla Mining Co.	29,267	100,971
Horsehead Holding Corp.*	3,757	68,603
Kaiser Aluminum Corp.	1,544	112,511
Materion Corp.	1,065	39,394
McEwen Mining, Inc.*	33,454	96,348
Molycorp, Inc.*	15,653	40,228
Noranda Aluminum Holding Corp.	3,099	10,939
Olympic Steel, Inc.	588	14,553
RTI International Metals, Inc.*	2,485	66,076
Schnitzer Steel Industries, Inc., Class A	2,136	55,686
Stillwater Mining Co.*	686	12,039
SunCoke Energy, Inc.*	1,857	39,926
Universal Stainless & Alloy Products, Inc.*	617	20,040
Walter Energy, Inc.	3,729	20,323

		1,372,033

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.*	12,142	182,373
Neenah Paper, Inc.	696	36,992
P.H. Glatfelter Co.	2,321	61,576
Resolute Forest Products, Inc.*	5,563	93,347
Schweitzer-Mauduit International, Inc.	2,227	97,231
Wausau Paper Corp.	234	2,532

		474,051

Total Materials		6,520,143

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	5,138	41,515
Atlantic Tele-Network, Inc.	770	44,660

Cbeyond, Inc.*	2,260	22,487
Cincinnati Bell, Inc.*	14,185	55,747
Consolidated Communications Holdings, Inc.	1,254	27,889
FairPoint Communications, Inc.*	267	3,730
Globalstar, Inc.*	23,416	99,518
Hawaiian Telcom Holdco, Inc.*	924	26,436
IDT Corp., Class B	76	1,324
inContact, Inc.*	271	2,491
Intelsat S.A.*	1,765	33,253
Iridium Communications, Inc.*	7,081	59,905
Lumos Networks Corp.	347	5,021
magicJack VocalTec Ltd.*	128	1,935
ORBCOMM, Inc.*	3,736	24,620
Premiere Global Services, Inc.*	3,501	46,738
Vonage Holdings Corp.*	15,396	57,735

		555,004

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,633	11,153
Leap Wireless International, Inc.*(b)	3,800	9,576
NTELOS Holdings Corp.	800	9,968
Shenandoah Telecommunications Co.	381	11,605
USA Mobility, Inc.	1,924	29,630

		71,932

Total Telecommunication Services		626,936

Utilities (3.1%)
Electric Utilities (1.4%)
ALLETE, Inc.	3,607	185,220
Cleco Corp.	5,171	304,831
El Paso Electric Co.	3,439	138,282
Empire District Electric Co.	3,816	97,995
IDACORP, Inc.	4,309	249,190
MGE Energy, Inc.	2,934	115,922
NRG Yield, Inc., Class A	1,727	89,890
Otter Tail Corp.	3,084	93,414
PNM Resources, Inc.	6,815	199,884
Portland General Electric Co.	6,723	233,086
UIL Holdings Corp.	4,869	188,479
Unitil Corp.	1,252	42,355
UNS Energy Corp.	3,602	217,597

		2,156,145

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	865	61,700
Laclede Group, Inc.	2,806	136,231
New Jersey Resources Corp.	3,604	206,005
Northwest Natural Gas Co.	2,320	109,388
ONE Gas, Inc.	4,435	167,421
Piedmont Natural Gas Co., Inc.	6,666	249,375
South Jersey Industries, Inc.	2,814	169,994
Southwest Gas Corp.	3,981	210,157
WGL Holdings, Inc.	4,447	191,666

		1,501,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.	9,746	$39,959
Dynegy, Inc.*	8,580	298,584
Ormat Technologies, Inc.	927	26,725

		365,268

Multi-Utilities (0.4%)
Avista Corp.	5,151	172,661
Black Hills Corp.	3,817	234,326
NorthWestern Corp.	3,328	173,688

		580,675

Water Utilities (0.2%)
American States Water Co.	3,175	105,505
Artesian Resources Corp., Class A	666	14,972
California Water Service Group	4,093	99,051
Connecticut Water Service, Inc.	970	32,854
Middlesex Water Co.	1,422	30,118
SJW Corp.	1,015	27,608
York Water Co.	277	5,767

		315,875

Total Utilities		4,919,900

Total Common Stocks (97.2%) (Cost $114,139,352)		154,092,275

INVESTMENT COMPANY:
Investment Company (0.1%)
JZ Capital Partners Ltd. (Cost $195,947)	28,600	$216,097

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*†(b) (Cost $—)	724	—

Total Investments (97.3%) (Cost $114,335,299)		154,308,372
Other Assets Less Liabilities (2.7%)		4,237,988

Net Assets (100%)		$158,546,360

*	Non-income producing
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	15	September-14	$1,747,916	$1,785,450	$37,534

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$41,563,997	$2,991,505	$—	$44,555,502
Consumer Staples	4,372,451	—	—	4,372,451
Energy	6,530,838	—	—	6,530,838
Financials	62,738,977	—	—	62,738,977
Health Care	3,666,012	—	—	3,666,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$10,863,096	$—	$—	$10,863,096
Information Technology	9,298,420	—	—	9,298,420
Materials	6,520,143	—	—	6,520,143
Telecommunication Services	617,360	9,576	—	626,936
Utilities	4,919,900	—	—	4,919,900
Futures	37,534	—	—	37,534
Investment Companies
Investment Companies	—	216,097	—	216,097
Warrants
Energy	—	—	—	—

Total Assets	$151,128,728	$3,217,178	$—	$154,345,906

Total Liabilities	$—	$—	$—	$—

Total	$151,128,728	$3,217,178	$—	$154,345,906

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	37,534	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$37,534

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	41,914	—	—	41,914
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$41,914	$—	$—	$41,914

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	37,534	—	—	37,534
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$37,534	$—	$—	$37,534

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,648,000 for three months during the period ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$37,534	(c)	$—	$—	$37,534

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the period ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,134,993
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,582,472

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,108,594
Aggregate gross unrealized depreciation	(4,135,521)

Net unrealized appreciation	$39,973,073

Federal income tax cost of investments	$114,335,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $114,335,299)	$154,308,372
Cash	3,768,396
Cash held as collateral at broker	92,000
Receivable for securities sold	15,199,047
Dividends, interest and other receivables	157,464
Deferred offering cost	18,726
Due from broker for futures variation margin	12,450

Total assets	173,556,455

LIABILITIES
Payable for securities purchased	14,825,800
Investment management fees payable	91,485
Administrative fees payable	24,142
Offering costs payable	23,569
Payable to Separate Accounts for Trust shares redeemed	16,821
Trustees’ fees payable	257
Distribution fees payable – Class IB	5
Accrued expenses	28,016

Total liabilities	15,010,095

NET ASSETS	$158,546,360

Net assets were comprised of:
Paid in capital	$114,887,415
Accumulated undistributed net investment income (loss)	268,346
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	3,379,992
Net unrealized appreciation (depreciation) on investments and futures	40,010,607

Net assets	$158,546,360

Class IB
Net asset value, offering and redemption price per share, $26,260 / 2,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.50

Class K
Net asset value, offering and redemption price per share, $158,520,100 / 15,086,100 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.51

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2014* (Unaudited)

INVESTMENT INCOME
Dividends (net of $311 foreign withholding tax)	$567,906
Interest	742

Total income	568,648

EXPENSES
Investment management fees	240,068
Administrative fees	47,414
Custodian fees	14,479
Professional fees	11,826
Offering costs	4,843
Printing and mailing expenses	1,528
Trustees’ fees	268
Distribution fees – Class IB	13
Miscellaneous	289

Gross expenses	320,728
Less: Waiver from investment manager	(20,426)

Net expenses	300,302

NET INVESTMENT INCOME (LOSS)	268,346

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	3,338,118
Futures	41,914
Foreign currency transactions	(40)

Net realized gain (loss)	3,379,992

Change in unrealized appreciation (depreciation) on:
Investments	4,004,150
Futures	37,534

Net change in unrealized appreciation (depreciation)	4,041,684

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,421,676

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,692,022

*	The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

April 21, 2014* to June 30, 2014 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$268,346
Net realized gain (loss) on investments, futures and foreign currency transactions	3,379,992
Net change in unrealized appreciation (depreciation) on investments and futures	4,041,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,690,022

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,500 shares ]	25,000

Total Class IB transactions	25,000

Class K
Capital shares sold [ 35,421 shares]	355,821
Capital shares sold in-kind (Note 9)[ 15,283,496 shares ]	152,834,960
Capital shares repurchased [ (232,817) shares ]	(2,359,443)

Total Class K transactions	150,831,338

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	150,856,338

TOTAL INCREASE (DECREASE) IN NET ASSETS	158,546,360
NET ASSETS:
Beginning of period	—

End of period (a)	$158,546,360

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$268,346

* The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	April 21, 2014* to June 30, 2014 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.49

Total from investment operations	0.50

Net asset value, end of period	$10.50

Total return (b)	5.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%
Before waivers and reimbursements (a)(f)	13.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.66	%(l)
Before waivers and reimbursements (a)(f)	(11.76	)%(l)
Portfolio turnover rate (z)	15%

Class K	April 21, 2014* to June 30, 2014 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.49

Total from investment operations	0.51

Net asset value, end of period	$10.51

Total return (b)	5.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$158,520
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%
Before waivers and reimbursements (a)(f)	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.89	%(l)
Before waivers and reimbursements (a)(f)	0.86	%(l)
Portfolio turnover rate (z)	15%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/LORD ABBETT MICRO CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Health Care	27.0%
Information Technology	21.3
Financials	15.6
Consumer Discretionary	13.1
Industrials	11.7
Energy	3.8
Consumer Staples	2.6
Materials	1.9
Telecommunication Services	1.0
Utilities	0.6
Cash and Other	1.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 21, 2014, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/14†	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,019.00	$2.70
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51
Class K
Actual	1,000.00	1,019.00	2.18
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

†   Commenced operations on April 21, 2014.

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 75/365 Class IB and Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.1%)
Auto Components (0.5%)
Fuel Systems Solutions, Inc.*	2,194	$24,441
Modine Manufacturing Co.*	7,548	118,806
Motorcar Parts of America, Inc.*	2,450	59,657
Quantum Fuel Systems Technologies Worldwide, Inc.*	3,679	21,265
Remy International, Inc.	2,223	51,907
Shiloh Industries, Inc.*	1,307	24,127
Spartan Motors, Inc.	5,414	24,580
Stoneridge, Inc.*	4,460	47,811
Strattec Security Corp.	553	35,663
Superior Industries International, Inc.	3,698	76,253
Sypris Solutions, Inc.	1,888	10,535
Tower International, Inc.*	3,268	120,393
UQM Technologies, Inc.*	6,496	14,746

		630,184

Automobiles (0.1%)
Winnebago Industries, Inc.*	4,294	108,123

Distributors (0.0%)
VOXX International Corp.*	3,223	30,328
Weyco Group, Inc.	1,031	28,260

		58,588

Diversified Consumer Services (1.3%)
2U, Inc.*	38,443	646,227
Cambium Learning Group, Inc.*	2,351	5,125
Career Education Corp.*	10,782	50,460
Carriage Services, Inc.	2,545	43,596
Chegg, Inc.*	11,766	82,833
Collectors Universe, Inc.	1,146	22,450
Education Management Corp.*	3,428	5,793
ITT Educational Services, Inc.*	3,654	60,985
JTH Holding, Inc., Class A*	662	22,051
LifeLock, Inc.*	34,657	483,812
Lincoln Educational Services Corp.	4,008	17,996
National American University Holdings, Inc.	1,544	4,756
Universal Technical Institute, Inc.	3,424	41,567

		1,487,651

Hotels, Restaurants & Leisure (3.4%)
Ambassadors Group, Inc.*	2,002	9,229
Ark Restaurants Corp.	329	7,317
Biglari Holdings, Inc.*	238	100,667
BJ’s Restaurants, Inc.*	15,920	555,767
Bravo Brio Restaurant Group, Inc.*	3,002	46,861
Canterbury Park Holding Corp.*	304	3,058
Carrols Restaurant Group, Inc.*	5,634	40,114
Century Casinos, Inc.*	3,456	20,010
Chuy’s Holdings, Inc.*	20,972	761,284
Del Frisco’s Restaurant Group, Inc.*	18,658	514,215
Denny’s Corp.*	13,734	89,546
Diversified Restaurant Holdings, Inc.*	1,811	8,638

Dover Downs Gaming & Entertainment, Inc.*	3,148	$4,313
Dover Motorsports, Inc.	2,598	7,508
Einstein Noah Restaurant Group, Inc.	1,742	27,977
Empire Resorts, Inc.*	2,496	17,871
Famous Dave’s of America, Inc.*	777	22,300
Frisch’s Restaurants, Inc.	566	13,358
Gaming Partners International Corp.*	702	5,728
Ignite Restaurant Group, Inc.*	1,171	17,050
Intrawest Resorts Holdings, Inc.*	2,216	25,395
Isle of Capri Casinos, Inc.*	3,451	29,541
Jamba, Inc.*	2,766	33,469
Kona Grill, Inc.*	870	16,887
Lakes Entertainment, Inc.*	3,164	14,902
Luby’s, Inc.*	3,151	18,528
Marcus Corp.	2,877	52,505
Monarch Casino & Resort, Inc.*	1,485	22,483
Morgans Hotel Group Co.*	4,757	37,723
MTR Gaming Group, Inc.*	3,777	20,207
Multimedia Games Holding Co., Inc.*	4,690	139,012
Nathan’s Famous, Inc.*	457	24,765
Noodles & Co.*	12,378	425,679
Papa Murphy’s Holdings, Inc.*	926	8,871
Pizza Inn Holdings, Inc.*	881	5,489
Potbelly Corp.*	2,400	38,304
Red Lion Hotels Corp.*	2,490	13,645
Rick’s Cabaret International, Inc.*	1,344	13,722
Ruby Tuesday, Inc.*	9,704	73,653
Ruth’s Hospitality Group, Inc.	5,688	70,247
Town Sports International Holdings, Inc.	3,916	26,041
Zoe’s Kitchen, Inc.*	17,059	586,488

		3,970,367

Household Durables (2.0%)
Bassett Furniture Industries, Inc.	1,871	24,622
Beazer Homes USA, Inc.*	4,290	90,004
Blyth, Inc.	1,407	10,946
Cavco Industries, Inc.*	1,415	120,700
CSS Industries, Inc.	1,371	36,153
Dixie Group, Inc.*	2,483	26,295
Emerson Radio Corp.*	2,169	3,861
Flexsteel Industries, Inc.	831	27,714
Hooker Furniture Corp.	1,819	29,359
Installed Building Products, Inc.*	1,416	17,346
iRobot Corp.*	21,013	860,482
LGI Homes, Inc.*	2,280	41,610
Libbey, Inc.*	3,428	91,322
Lifetime Brands, Inc.	1,699	26,708
M/I Homes, Inc.*	3,905	94,774
NACCO Industries, Inc., Class A	770	38,962
New Home Co., Inc.*	1,369	19,344
Nova Lifestyle, Inc.*	1,850	8,640
Skullcandy, Inc.*	3,162	22,925
Skyline Corp.*	1,392	5,721
Stanley Furniture Co., Inc.*	2,697	7,228
TRI Pointe Homes, Inc.*	2,695	42,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Turtle Beach Corp.*	1,114	$10,293
UCP, Inc., Class A*	1,325	18,113
Universal Electronics, Inc.*	2,547	124,497
WCI Communities, Inc.*	24,664	476,262
ZAGG, Inc.*	4,890	26,553

		2,302,799

Internet & Catalog Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	3,948	22,898
Blue Nile, Inc.*	1,896	53,088
CafePress, Inc.*	1,664	8,603
FTD Cos., Inc.*	2,991	95,084
Gaiam, Inc., Class A*	2,436	18,708
Geeknet, Inc.*	751	9,365
Nutrisystem, Inc.	4,594	78,603
Overstock.com, Inc.*	1,813	28,591
PetMed Express, Inc.	3,174	42,786
U.S. Auto Parts Network, Inc.*	2,489	8,985
ValueVision Media, Inc., Class A*	6,790	33,882
Vitacost.com, Inc.*	3,556	22,261

		422,854

Leisure Products (0.9%)
Arctic Cat, Inc.	2,036	80,259
Black Diamond, Inc.*	3,648	40,931
Escalade, Inc.	1,634	26,373
JAKKS Pacific, Inc.*	3,046	23,576
Johnson Outdoors, Inc., Class A	795	20,511
LeapFrog Enterprises, Inc.*	10,282	75,573
Malibu Boats, Inc., Class A*	29,591	594,779
Marine Products Corp.	1,648	13,678
Nautilus, Inc.*	4,994	55,384
Smith & Wesson Holding Corp.*	8,782	127,690
Summer Infant, Inc.*	1,774	5,109

		1,063,863

Media (2.0%)
AH Belo Corp., Class A	3,059	36,249
Ballantyne Strong, Inc.*	2,449	10,237
Beasley Broadcasting Group, Inc., Class A	881	5,594
Carmike Cinemas, Inc.*	3,694	129,770
Central European Media Enterprises Ltd., Class A*	11,334	31,962
Daily Journal Corp.*	152	31,417
Dex Media, Inc.*	2,411	26,858
Digital Cinema Destinations Corp.*	1,469	8,829
Emmis Communications Corp., Class A*	5,617	16,795
Entercom Communications Corp., Class A*	3,940	42,276
Entravision Communications Corp., Class A	110,537	687,540
Global Sources Ltd.*	2,782	23,035
Gray Television, Inc.*	7,919	103,976
Harte-Hanks, Inc.	7,717	55,485
Hemisphere Media Group, Inc.*	1,364	17,132
Insignia Systems, Inc.*	2,068	6,742
Journal Communications, Inc., Class A*	7,071	62,720

Lee Enterprises, Inc.*	8,753	$38,951
Martha Stewart Living Omnimedia, Inc., Class A*	4,821	22,659
McClatchy Co., Class A*	9,763	54,185
New Media Investment Group, Inc.*	4,842	68,321
Radio One, Inc., Class D*	3,880	19,128
ReachLocal, Inc.*	2,081	14,629
Reading International, Inc., Class A*	3,059	26,093
Rentrak Corp.*	14,277	748,829
RLJ Entertainment, Inc.*	1,433	5,474
Saga Communications, Inc., Class A	595	25,418
Salem Communications Corp., Class A	1,854	17,539
Sizmek, Inc.*	3,566	33,984
Spanish Broadcasting System, Inc., Class A*	779	4,394
You On Demand Holdings, Inc.*	1,752	4,713

		2,380,934

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	2,287	23,579
Fred’s, Inc., Class A	5,790	88,529
Gordmans Stores, Inc.	1,307	5,620
Tuesday Morning Corp.*	6,917	123,261

		240,989

Specialty Retail (1.5%)
Aeropostale, Inc.*	12,489	43,587
America’s Car-Mart, Inc.*	1,214	48,014
bebe stores, Inc.	5,004	15,262
Big 5 Sporting Goods Corp.	2,866	35,166
Books-A-Million, Inc.*	1,056	2,302
Build-A-Bear Workshop, Inc.*	1,982	26,479
Cache, Inc.*	3,988	6,421
Christopher & Banks Corp.*	5,776	50,598
Citi Trends, Inc.*	2,477	53,156
Destination Maternity Corp.	2,132	48,546
Destination XL Group, Inc.*	5,691	31,357
Haverty Furniture Cos., Inc.	3,161	79,436
hhgregg, Inc.*	1,857	18,886
Kirkland’s, Inc.*	2,285	42,387
MarineMax, Inc.*	45,825	767,110
New York & Co., Inc.*	4,561	16,830
Pacific Sunwear of California, Inc.*	8,063	19,190
Pep Boys-Manny, Moe & Jack*	8,381	96,046
Perfumania Holdings, Inc.*	980	6,654
RadioShack Corp.*	16,185	16,038
Sears Hometown and Outlet Stores, Inc.*	1,808	38,818
Shoe Carnival, Inc.	2,368	48,899
Sportsman’s Warehouse Holdings, Inc.*	1,546	12,368
Stein Mart, Inc.	4,355	60,491
Systemax, Inc.*	1,831	26,311
Tandy Leather Factory, Inc.*	943	8,581
Tilly’s, Inc., Class A*	1,675	13,467
Trans World Entertainment Corp.	1,816	6,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

West Marine, Inc.*	2,746	$28,174
Wet Seal, Inc., Class A*	13,571	12,350
Winmark Corp.	366	25,485

		1,705,310

Textiles, Apparel & Luxury Goods (0.8%)
Charles & Colvard Ltd.*	3,531	7,768
Cherokee, Inc.	1,295	19,671
Crown Crafts, Inc.	1,444	11,249
Culp, Inc.	1,343	23,382
Delta Apparel, Inc.*	1,172	16,783
Joe’s Jeans, Inc.*	8,088	8,573
Perry Ellis International, Inc.*	1,896	33,066
R.G. Barry Corp.	1,581	29,960
Rocky Brands, Inc.	1,225	17,432
Sequential Brands Group, Inc.*	2,681	37,025
Superior Uniform Group, Inc.	679	11,006
Unifi, Inc.*	2,312	63,649
Vince Holding Corp.*	18,387	673,332

		952,896

Total Consumer Discretionary		15,324,558

Consumer Staples (2.6%)
Beverages (0.0%)
Craft Brew Alliance, Inc.*	1,817	20,096
MGP Ingredients, Inc.	1,485	11,821
Primo Water Corp.*	3,241	15,460
Reed’s, Inc.*	1,767	9,241

		56,618

Food & Staples Retailing (0.2%)
Chefs’ Warehouse, Inc.*	2,862	56,582
Fairway Group Holdings Corp.*	2,987	19,864
Liberator Medical Holdings, Inc.	5,251	19,691
Natural Grocers by Vitamin Cottage, Inc.*	1,400	29,974
Pantry, Inc.*	3,787	61,349
Roundy’s, Inc.	6,340	34,933
Village Super Market, Inc., Class A	1,073	25,355

		247,748

Food Products (2.0%)
Alico, Inc.	458	17,170
Amira Nature Foods Ltd.*	37,471	512,978
Annie’s, Inc.*	2,699	91,280
Boulder Brands, Inc.*	38,403	544,555
Calavo Growers, Inc.	23,069	780,424
Chiquita Brands International, Inc.*	7,511	81,494
Coffee Holding Co., Inc.*	1,069	7,547
Farmer Bros Co.*	1,198	25,889
Inventure Foods, Inc.*	2,515	28,344
John B. Sanfilippo & Son, Inc.	1,340	35,470
Lifeway Foods, Inc.*	759	10,611
Limoneira Co.	1,795	39,436
Omega Protein Corp.*	3,301	45,158
Rocky Mountain Chocolate Factory, Inc.	921	12,148
S&W Seed Co.*	1,735	11,260
Seneca Foods Corp., Class A*	1,318	40,331

		2,284,095

Household Products (0.1%)
Central Garden & Pet Co., Class A*	6,876	$63,259
Oil-Dri Corp. of America	796	24,334
Orchids Paper Products Co.	1,260	40,370

		127,963

Personal Products (0.2%)
Female Health Co.	3,535	19,478
IGI Laboratories, Inc.*	4,739	25,164
Lifevantage Corp.*	16,411	23,632
Medifast, Inc.*	2,093	63,648
Natural Alternatives International, Inc.*	534	2,878
Nature’s Sunshine Products, Inc.	1,717	29,138
Nutraceutical International Corp.*	1,340	31,972
Synutra International, Inc.*	2,742	18,399
United-Guardian, Inc.	436	12,470

		226,779

Tobacco (0.1%)
22nd Century Group, Inc.*	6,527	20,038
Alliance One International, Inc.*	14,169	35,422
Vapor Corp.*	1,545	7,648

		63,108

Total Consumer Staples		3,006,311

Energy (3.8%)
Energy Equipment & Services (1.4%)
Bolt Technology Corp.	1,428	26,204
Cal Dive International, Inc.*	16,173	21,348
CHC Group Ltd.*	5,421	45,753
Dawson Geophysical Co.	1,280	36,672
ENGlobal Corp.*	3,058	9,541
Forbes Energy Services Ltd.*	2,138	9,771
Glori Energy, Inc.*	1,935	21,014
Gulf Island Fabrication, Inc.	2,299	49,475
Matrix Service Co.*	4,209	138,013
Mitcham Industries, Inc.*	1,993	27,862
Natural Gas Services Group, Inc.*	1,991	65,822
Nuverra Environmental Solutions, Inc.*	2,410	48,465
PHI, Inc. (Non-Voting)*	2,005	89,363
Profire Energy, Inc.*	2,118	9,552
RigNet, Inc.*	16,403	882,810
SAExploration Holdings, Inc.*	1,274	10,778
Synthesis Energy Systems, Inc.*	9,457	17,779
TGC Industries, Inc.*	2,530	13,789
Vantage Drilling Co.*	32,888	63,145
Willbros Group, Inc.*	6,406	79,114

		1,666,270

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	13,194	82,594
Adams Resources & Energy, Inc.	421	32,893
American Eagle Energy Corp.*	4,996	29,926
Amyris, Inc.*	4,402	16,419
Apco Oil and Gas International, Inc.*	1,470	21,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ardmore Shipping Corp.	2,945	$40,729
BioFuel Energy Corp.	678	4,658
BPZ Resources, Inc.*	19,009	58,548
Callon Petroleum Co.*	6,539	76,179
DHT Holdings, Inc.	11,024	79,373
Earthstone Energy, Inc.*	231	7,808
Emerald Oil, Inc.*	9,152	70,013
Endeavour International Corp.*	8,177	11,202
Equal Energy Ltd.	5,835	31,626
Escalera Resources Co.*	2,261	5,958
Evolution Petroleum Corp.	3,203	35,073
FieldPoint Petroleum Corp.*	992	5,476
Forest Oil Corp.*	18,790	42,841
Frontline Ltd.*	10,574	30,876
FX Energy, Inc.*	8,607	31,071
Gastar Exploration, Inc.*	8,825	76,866
Hallador Energy Co.	1,713	16,256
Harvest Natural Resources, Inc.*	6,845	34,157
Hyperdynamics Corp.*	3,460	11,245
Isramco, Inc.*	158	20,085
Knightsbridge Tankers Ltd.	5,334	75,689
Lilis Energy, Inc.*	4,081	7,142
Magellan Petroleum Corp.*	7,624	16,773
Midstates Petroleum Co., Inc.*	6,021	43,532
Miller Energy Resources, Inc.*	4,889	31,290
Navios Maritime Acq Corp.	13,323	49,428
Pacific Ethanol, Inc.*	3,218	49,203
Panhandle Oil and Gas, Inc., Class A	1,124	62,978
PEDEVCO Corp.*	3,128	6,350
PetroQuest Energy, Inc.*	9,359	70,380
PostRock Energy Corp.*	3,821	5,731
Quicksilver Resources, Inc.*	20,029	53,477
Renewable Energy Group, Inc.*	5,876	67,398
REX American Resources Corp.*	998	73,163
Rex Energy Corp.*	29,354	519,859
Ring Energy, Inc.*	3,015	52,612
Royale Energy, Inc.*	2,250	7,852
Saratoga Resources, Inc.*	3,658	6,438
Swift Energy Co.*	6,983	90,639
Teekay Tankers Ltd., Class A	9,959	42,724
Torchlight Energy Resources, Inc.*	1,888	7,779
TransAtlantic Petroleum Ltd.*	3,595	40,947
Triangle Petroleum Corp.*	12,070	141,822
U.S. Energy Corp.*	3,774	16,341
Uranerz Energy Corp.*	13,924	20,608
Uranium Energy Corp.*	14,271	22,263
Uranium Resources, Inc.*	2,653	6,845
Ur-Energy, Inc.*	20,244	23,078
VAALCO Energy, Inc.*	7,929	57,327
Vertex Energy, Inc.*	2,377	23,081
Warren Resources, Inc.*	11,830	73,346
Westmoreland Coal Co.*	2,132	77,349
Zion Oil & Gas, Inc.*	5,782	11,969

		2,728,497

Total Energy		4,394,767

Financials (15.6%)
Banks (7.1%)
1st Century Bancshares, Inc.*	768	$5,821
1st Constitution Bancorp*	739	7,493
1st United Bancorp, Inc./Florida	4,879	42,057
Access National Corp.	1,320	20,011
Ameriana Bancorp	229	3,378
American National Bankshares, Inc.	1,370	29,770
American River Bankshares/California*	1,172	10,243
Ameris Bancorp*	4,081	87,986
AmeriServ Financial, Inc.	3,670	12,772
Ames National Corp.	1,405	32,512
Anchor Bancorp, Inc./Washington*	267	5,070
Arrow Financial Corp.	1,802	46,744
Auburn National Bancorporation, Inc.	264	6,362
Banc of California, Inc.	4,850	52,865
Bancorp of New Jersey, Inc.	305	3,904
Bancorp, Inc./Delaware*	5,366	63,909
Bank of Commerce Holdings	2,386	15,103
Bank of Kentucky Financial Corp.	1,055	36,703
Bank of Marin Bancorp/California	985	44,906
Bank of South Carolina Corp.	553	8,306
Banner Corp.	3,137	124,319
Bar Harbor Bankshares	1,118	31,170
BCB Bancorp, Inc.	905	12,236
BNC Bancorp	3,275	55,904
Bridge Bancorp, Inc.	1,939	46,517
Bridge Capital Holdings*	1,656	40,092
Bryn Mawr Bank Corp.	2,252	65,578
BSB Bancorp, Inc./Massachusetts*	1,613	27,679
C&F Financial Corp.	595	21,414
Camden National Corp.	1,227	47,559
Capital City Bank Group, Inc.	1,782	25,892
Cardinal Financial Corp.	5,162	95,291
Carolina Bank Holdings, Inc.*	470	4,625
Cascade Bancorp*	4,990	25,998
Center Bancorp, Inc.*	2,706	74,326
Centerstate Banks, Inc.	5,738	64,266
Central Valley Community Bancorp	1,506	19,714
Century Bancorp, Inc./Massachusetts, Class A	688	24,314
Chemung Financial Corp.	663	19,585
Chicopee Bancorp, Inc.	414	6,992
Citizens & Northern Corp.	2,129	41,494
Citizens Holding Co.	252	4,793
CNB Financial Corp./Pennsylvania	2,405	40,404
Coastway Bancorp, Inc.*	952	10,415
CoBiz Financial, Inc.	5,847	62,972
Codorus Valley Bancorp, Inc.	378	7,987
Community Bank Shares of Indiana, Inc.	241	6,285
Community Bankers Trust Corp.*	3,106	13,604
Community Financial Corp.*	400	9,028

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Community Trust Bancorp, Inc.	2,529	$86,542
CommunityOne Bancorp*	1,890	18,333
CU Bancorp*	1,721	32,819
Customers Bancorp, Inc.*	4,117	82,381
DNB Financial Corp.	100	2,125
Eagle Bancorp, Inc.*	3,649	123,154
Eastern Virginia Bankshares, Inc.*	882	5,645
Enterprise Bancorp, Inc./Massachusetts	1,276	26,324
Enterprise Financial Services Corp.	3,199	57,774
Evans Bancorp, Inc.	394	9,121
Farmers Capital Bank Corp.*	1,250	28,237
Farmers National Banc Corp.	3,241	25,247
Fauquier Bankshares, Inc.	220	3,507
Fidelity Southern Corp.	2,710	35,203
Financial Institutions, Inc.	2,263	52,999
First Bancorp, Inc./Maine	1,728	30,171
First Bancorp/North Carolina	3,198	58,683
First Bancshares, Inc./Massachusetts	552	7,844
First Bank/New Jersey*	629	3,774
First Busey Corp.	11,817	68,657
First Business Financial Services, Inc.	674	31,698
First Citizens Banc Corp.	1,314	11,839
First Community Bancshares, Inc./Virginia	2,739	39,250
First Community Corp./South Carolina	575	6,124
First Connecticut Bancorp, Inc./Connecticut	2,755	44,218
First Financial Corp./Indiana	1,873	60,292
First Internet Bancorp	787	16,212
First Merchants Corp.	5,765	121,872
First NBC Bank Holding Co.*	2,401	80,458
First of Long Island Corp.	1,344	52,524
First Security Group, Inc./Tennessee*	10,725	23,273
First South Bancorp, Inc./North Carolina	1,127	9,005
First United Corp.*	1,337	11,725
Flushing Financial Corp.	4,989	102,524
German American Bancorp, Inc.	2,165	58,628
Great Southern Bancorp, Inc.	1,704	54,613
Guaranty Bancorp	2,511	34,903
Hampton Roads Bankshares, Inc.*	5,660	9,792
Hanmi Financial Corp.	5,139	108,330
Hawthorn Bancshares, Inc.	225	2,817
Heartland Financial USA, Inc.	2,518	62,270
Heritage Commerce Corp.	3,514	28,709
Heritage Financial Corp./Washington	4,871	78,374
Heritage Oaks Bancorp*	3,826	29,192
HomeTrust Bancshares, Inc.*	3,378	53,271
Horizon Bancorp/Indiana	1,544	33,721
Hudson Valley Holding Corp.	2,394	43,212
Independent Bank Corp./Michigan	3,683	47,400

Independent Bank Group, Inc.	1,476	$82,169
Intervest Bancshares Corp., Class A	3,088	23,901
Lakeland Bancorp, Inc.	6,149	66,409
Lakeland Financial Corp.	2,671	101,925
Landmark Bancorp, Inc./Kansas	379	7,531
LCNB Corp.	1,481	23,933
LNB Bancorp, Inc.	1,428	17,393
Macatawa Bank Corp.	4,400	22,308
Mackinac Financial Corp.	747	9,300
MainSource Financial Group, Inc.	3,353	57,839
MBT Financial Corp.*	3,755	20,540
Mercantile Bank Corp.	2,750	62,920
Merchants Bancshares, Inc./Vermont	892	28,526
Metro Bancorp, Inc.*	2,302	53,222
Middleburg Financial Corp.	931	18,620
MidSouth Bancorp, Inc.	1,401	27,866
MidWestOne Financial Group, Inc.	1,206	28,932
Monarch Financial Holdings, Inc.	1,460	17,111
MutualFirst Financial, Inc.	495	9,445
National Bankshares, Inc./Virginia	1,173	36,234
NewBridge Bancorp*	5,484	44,201
North Valley Bancorp*	1,171	25,516
Northrim BanCorp, Inc.	1,196	30,582
Oak Valley Bancorp	444	4,409
OBA Financial Services, Inc.*	834	18,657
Ohio Valley Banc Corp.	245	5,606
Old Line Bancshares, Inc.	1,464	23,073
Old Point Financial Corp.	368	5,594
Old Second Bancorp, Inc.*	4,619	22,956
OmniAmerican Bancorp, Inc.	1,927	48,175
Orrstown Financial Services, Inc.*	1,501	24,827
Pacific Continental Corp.	2,986	40,998
Pacific Mercantile Bancorp*	2,247	14,965
Pacific Premier Bancorp, Inc.*	2,963	41,749
Palmetto Bancshares, Inc.*	786	11,311
Park Sterling Corp.	7,432	48,977
Parke Bancorp, Inc.*	889	10,464
Peapack-Gladstone Financial Corp.	2,003	42,484
Penns Woods Bancorp, Inc.	845	39,799
Peoples Bancorp, Inc./Ohio	1,774	46,922
Peoples Financial Corp./Mississippi	351	4,784
Peoples Financial Services Corp.	1,199	61,617
Pinnacle Financial Partners, Inc.	13,085	516,596
Preferred Bank/California*	1,961	46,358
Premier Financial Bancorp, Inc.	1,223	19,666
QCR Holdings, Inc.	943	16,267
Renasant Corp.	5,052	146,862
Republic Bancorp, Inc./Kentucky, Class A	1,610	38,189
Republic First Bancorp, Inc.*	5,099	25,699
Salisbury Bancorp, Inc.	436	13,097
Sandy Spring Bancorp, Inc.	4,038	100,587
SB Financial Group, Inc.	404	3,381
Seacoast Banking Corp. of Florida*	3,184	34,610

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

ServisFirst Bancshares, Inc.*	111	$9,594
Shore Bancshares, Inc.*	2,093	18,858
Sierra Bancorp	2,026	32,011
Simmons First National Corp., Class A	2,633	103,714
Southern National Bancorp of Virginia, Inc.	1,100	12,276
Southside Bancshares, Inc.	3,049	88,299
Southwest Bancorp, Inc./Oklahoma	3,237	55,223
Square 1 Financial, Inc., Class A*	29,013	551,537
State Bank Financial Corp.	5,199	87,915
Stock Yards Bancorp, Inc.	2,383	71,252
Stonegate Bank	1,726	43,495
Suffolk Bancorp*	1,903	42,456
Summit Financial Group, Inc.*	487	5,182
Summit State Bank	340	4,481
Sun Bancorp, Inc./New Jersey*	7,013	28,122
Taylor Capital Group, Inc.*	2,856	61,061
Tompkins Financial Corp.	2,419	116,547
TowneBank/Virginia	4,746	74,560
Trico Bancshares	2,614	60,488
Tristate Capital Holdings, Inc.*	3,593	50,769
Two River Bancorp	604	5,110
Union Bankshares, Inc./Vermont	277	6,867
United Bancorp, Inc./Ohio	518	4,217
United Security Bancshares, Inc./Alabama*	467	3,811
United Security Bancshares/California*	1,007	5,599
Unity Bancorp, Inc.	609	5,652
Univest Corp. of Pennsylvania	2,699	55,869
Valley Financial Corp./Virginia	433	5,629
VantageSouth Bancshares, Inc.	3,536	21,039
ViewPoint Financial Group, Inc.	15,792	424,963
Washington Trust Bancorp, Inc.	2,388	87,807
WashingtonFirst Bankshares, Inc.	258	3,955
West Bancorp, Inc.	2,649	40,344
Westbury Bancorp, Inc.*	1,044	15,775
Wilshire Bancorp, Inc.	11,228	115,312
Yadkin Financial Corp.*	2,258	42,541

		8,238,586

Capital Markets (3.0%)
CIFC Corp.	1,343	12,100
CorEnergy Infrastructure Trust, Inc. (REIT)	5,697	42,215
Cowen Group, Inc., Class A*	18,882	79,682
Diamond Hill Investment Group, Inc.	478	61,050
FBR & Co.*	1,606	43,571
GFI Group, Inc.	13,105	43,508
Hennessy Advisors, Inc.	684	10,178
HFF, Inc., Class A	24,467	909,928
ICG Group, Inc.*	6,542	136,597
Institutional Financial Markets, Inc.	2,401	4,826
INTL FCStone, Inc.*	2,632	52,429
JMP Group, Inc.	2,814	21,302
Keating Capital, Inc.*	10	59

Ladenburg Thalmann Financial Services, Inc.*	17,058	$53,733
Manning & Napier, Inc.	2,388	41,217
Marcus & Millichap, Inc.*	13,242	337,803
Oppenheimer Holdings, Inc., Class A	1,700	40,783
Piper Jaffray Cos.*	16,232	840,331
Pzena Investment Management, Inc., Class A	2,073	23,135
RCS Capital Corp., Class A	748	15,880
Safeguard Scientifics, Inc.*	3,404	70,769
Silvercrest Asset Management Group, Inc., Class A	31,541	542,821
SWS Group, Inc.*	5,010	36,473
U.S. Global Investors, Inc., Class A*	2,597	9,141
Westwood Holdings Group, Inc.	1,229	73,789

		3,503,320

Consumer Finance (0.1%)
Asta Funding, Inc.*	1,773	14,627
Consumer Portfolio Services, Inc.*	3,473	26,464
First Marblehead Corp.*	1,763	9,256
Imperial Holdings, Inc.*	2,723	18,571
JGWPT Holdings, Inc., Class A*	2,013	22,667
Nicholas Financial, Inc.	1,845	26,494
QC Holdings, Inc.	1,100	2,948
Regional Management Corp.*	1,688	26,113

		147,140

Diversified Financial Services (0.2%)
A-Mark Precious Metals, Inc.*	798	8,905
California First National Bancorp	483	7,090
Gain Capital Holdings, Inc.	3,739	29,426
Life Partners Holdings, Inc.	1,704	4,243
Marlin Business Services Corp.	1,310	23,829
MicroFinancial, Inc.	1,608	12,430
NewStar Financial, Inc.*	4,297	60,416
PICO Holdings, Inc.*	3,632	86,296
Resource America, Inc., Class A	2,342	21,898
Tiptree Financial, Inc. (REIT), Class A	1,244	10,823

		265,356

Insurance (1.0%)
1347 Property Insurance Holdings, Inc.*	375	3,341
American Independence Corp.*	231	2,818
AMERISAFE, Inc.	2,939	119,529
Atlantic American Corp.	932	3,588
Atlas Financial Holdings, Inc.*	1,827	27,697
Baldwin & Lyons, Inc., Class B	1,506	39,066
Blue Capital Reinsurance Holdings Ltd.	1,151	22,675
Citizens, Inc./Texas*	6,936	51,326
Crawford & Co., Class B	4,517	45,531
Donegal Group, Inc., Class A	1,319	20,181
eHealth, Inc.*	3,032	115,125
EMC Insurance Group, Inc.	739	22,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Federated National Holding Co.	1,828	$46,614
First Acceptance Corp.*	2,694	6,600
Fortegra Financial Corp.*	1,078	8,214
Hallmark Financial Services, Inc.*	2,295	24,671
HCI Group, Inc.	1,434	58,220
Health Insurance Innovations, Inc., Class A*	823	10,139
Heritage Insurance Holdings, Inc.*	1,096	16,670
Independence Holding Co.	1,237	17,479
Investors Title Co.	221	14,891
Kansas City Life Insurance Co.	591	26,879
Kingstone Cos., Inc.	717	4,782
Meadowbrook Insurance Group, Inc.	8,040	57,808
National Interstate Corp.	1,079	30,234
Phoenix Cos., Inc.*	932	45,100
Stewart Information Services Corp.	3,416	105,930
Tower Group International Ltd.	9,595	17,271
Unico American Corp.*	501	6,268
United Insurance Holdings Corp.	2,717	46,896
Universal Insurance Holdings, Inc.	4,941	64,085

		1,082,375

Real Estate Investment Trusts (REITs) (2.5%)
AG Mortgage Investment Trust, Inc. (REIT)	4,958	93,855
Agree Realty Corp. (REIT)	2,573	77,782
AmREIT, Inc. (REIT)	3,436	62,879
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,815	128,869
Apollo Residential Mortgage, Inc. (REIT)	5,286	88,382
Ares Commercial Real Estate Corp. (REIT)	5,000	62,050
Armada Hoffler Properties, Inc. (REIT)	3,409	32,999
Ashford Hospitality Prime, Inc. (REIT)	4,031	69,172
Bluerock Residential Growth REIT, Inc. (REIT)	697	9,186
BRT Realty Trust (REIT)*	855	6,310
CareTrust REIT, Inc. (REIT)*	3,357	66,469
CatchMark Timber Trust, Inc. (REIT), Class A	2,168	29,637
Cedar Realty Trust, Inc. (REIT)	13,021	81,381
Chatham Lodging Trust (REIT)	4,397	96,294
Cherry Hill Mortgage Investment Corp. (REIT)	1,197	24,000
City Office REIT, Inc. (REIT)*	957	12,135
CyrusOne, Inc. (REIT)	3,029	75,422
Dynex Capital, Inc. (REIT)	9,384	83,048
Ellington Residential Mortgage REIT (REIT)	1,553	26,448
Excel Trust, Inc. (REIT)	8,214	109,493
Five Oaks Investment Corp. (REIT)	1,655	18,685
Gladstone Commercial Corp. (REIT)	3,187	56,952

Gramercy Property Trust, Inc. (REIT)	18,952	$114,660
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,630	52,054
Independence Realty Trust, Inc. (REIT)	2,175	20,575
JAVELIN Mortgage Investment Corp. (REIT)	2,476	34,912
Kite Realty Group Trust (REIT)	21,546	132,292
Monmouth Real Estate Investment Corp. (REIT), Class A	9,482	95,199
New York Mortgage Trust, Inc. (REIT)	15,104	117,962
One Liberty Properties, Inc. (REIT)	2,221	47,396
Orchid Island Capital, Inc.	1,409	18,402
Owens Realty Mortgage, Inc. (REIT)	1,862	36,216
Physicians Realty Trust (REIT)	5,654	81,361
Preferred Apartment Communities, Inc. (REIT), Class A	2,988	26,504
QTS Realty Trust, Inc. (REIT), Class A	1,979	56,659
Rexford Industrial Realty, Inc. (REIT)	4,760	67,782
Sotherly Hotels, Inc. (REIT)	2,013	15,762
Summit Hotel Properties, Inc. (REIT)	13,553	143,662
Terreno Realty Corp. (REIT)	5,472	105,774
Trade Street Residential, Inc. (REIT)	3,176	23,788
UMH Properties, Inc. (REIT)	3,809	38,204
Universal Health Realty Income Trust (REIT)	1,926	83,742
Western Asset Mortgage Capital Corp. (REIT)	6,625	93,876
Wheeler Real Estate Investment Trust, Inc. (REIT)	1,229	5,850
Whitestone REIT (REIT)	4,241	63,233
Winthrop Realty Trust (REIT)	6,033	92,607
ZAIS Financial Corp. (REIT)	1,886	31,345

		2,911,265

Real Estate Management & Development (0.1%)
American Realty Investors, Inc.*	499	3,368
AV Homes, Inc.*	1,868	30,542
Consolidated-Tomoka Land Co.	703	32,268
Farmland Partners, Inc.	732	9,589
Gladstone Land Corp. (REIT)	904	11,743
Griffin Land & Nurseries, Inc.	440	12,980
Intergroup Corp.*	196	3,740
Maui Land & Pineapple Co., Inc.*	1,233	8,458
Stratus Properties, Inc.*	202	3,242
Transcontinental Realty Investors, Inc. (REIT)*	460	6,551
ZipRealty, Inc.*	2,836	8,593

		131,074

Thrifts & Mortgage Finance (1.6%)
ASB Bancorp, Inc.*	754	15,193
Bank Mutual Corp.	7,562	43,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

BankFinancial Corp.	3,268	$36,471
BBX Capital Corp., Class A*	1,414	25,452
Bear State Financial, Inc.*	823	7,308
Berkshire Hills Bancorp, Inc.	4,071	94,529
Cape Bancorp, Inc.	1,954	20,966
Charter Financial Corp./Maryland	3,940	43,734
Cheviot Financial Corp.	1,198	14,927
Clifton Bancorp, Inc.	4,392	55,647
Dime Community Bancshares, Inc.	5,391	85,124
Eagle Bancorp Montana, Inc.	222	2,331
ESB Financial Corp.	2,286	29,581
ESSA Bancorp, Inc.	1,787	19,889
Federal Agricultural Mortgage Corp., Class C	1,681	52,245
FedFirst Financial Corp.	144	3,201
First Clover Leaf Financial Corp.	469	4,638
First Defiance Financial Corp.	1,651	47,384
First Financial Northwest, Inc.	2,509	27,273
Fox Chase Bancorp, Inc.	2,085	35,153
Franklin Financial Corp./Virginia*	1,731	37,563
FS Bancorp, Inc.	467	7,967
Hamilton Bancorp, Inc./Maryland*	694	8,994
Hampden Bancorp, Inc.	361	6,086
Heritage Financial Group, Inc.	1,482	29,388
HF Financial Corp.	454	6,288
Hingham Institution for Savings	321	25,487
HMN Financial, Inc.*	832	9,152
Home Bancorp, Inc.*	1,157	25,477
HomeStreet, Inc.	2,421	44,474
HopFed Bancorp, Inc.	674	7,832
IF Bancorp, Inc.	277	4,576
Impac Mortgage Holdings, Inc. (REIT)*	1,346	6,461
LaPorte Bancorp, Inc.	610	6,710
Malvern Bancorp, Inc.*	743	7,824
Meridian Interstate Bancorp, Inc.*	1,441	37,005
Meta Financial Group, Inc.	1,045	41,800
NASB Financial, Inc.	744	17,596
Naugatuck Valley Financial Corp.*	1,066	9,157
New Hampshire Thrift Bancshares, Inc.	509	7,747
NMI Holdings, Inc., Class A*	8,026	84,273
Northeast Community Bancorp, Inc.	1,007	7,119
Ocean Shore Holding Co.	1,344	19,690
OceanFirst Financial Corp.	2,335	38,668
Oneida Financial Corp.	553	6,874
Peoples Federal Bancshares, Inc.	1,449	26,749
Poage Bankshares, Inc.	533	7,846
Provident Financial Holdings, Inc.	1,575	22,900
Prudential Bancorp, Inc.	861	9,910
Pulaski Financial Corp.	1,636	18,650
Riverview Bancorp, Inc.*	4,173	16,191
Security National Financial Corp., Class A*	1,437	6,136
SI Financial Group, Inc.	2,140	24,631
Simplicity Bancorp, Inc.	1,492	26,035

Sound Financial Bancorp, Inc.	200	$3,452
Southern Missouri Bancorp, Inc.	149	5,379
SP Bancorp, Inc.*	218	6,289
Stonegate Mortgage Corp.*	2,306	32,169
Territorial Bancorp, Inc.	1,629	34,013
TF Financial Corp.	178	7,561
Timberland Bancorp, Inc./Washington	1,104	11,636
Tree.com, Inc.*	1,060	30,888
United Community Financial Corp./Ohio*	8,570	35,394
United Financial Bancorp, Inc.	8,632	116,964
Walker & Dunlop, Inc.*	2,951	41,639
Waterstone Financial, Inc.	5,687	64,889
Westfield Financial, Inc.	3,156	23,544
WSFS Financial Corp.	1,456	107,264

		1,849,243

Total Financials		18,128,359

Health Care (27.0%)
Biotechnology (14.8%)
Aastrom Biosciences, Inc.*	1,059	4,342
Acceleron Pharma, Inc.*	13,641	463,385
Achillion Pharmaceuticals, Inc.*	53,459	404,685
Actinium Pharmaceuticals, Inc.*	3,146	22,714
Adamas Pharmaceuticals, Inc.*	464	8,482
Advaxis, Inc.*	3,167	9,976
Agenus, Inc.*	9,884	31,826
Agios Pharmaceuticals, Inc.*	18,438	844,829
Akebia Therapeutics, Inc.*	1,244	34,571
Alder Biopharmaceuticals, Inc.*	1,270	25,489
Aldeyra Therapeutics, Inc.*	269	1,781
AMAG Pharmaceuticals, Inc.*	3,431	71,090
Ambit Biosciences Corp.*	1,938	13,392
Amicus Therapeutics, Inc.*	6,864	22,926
Anacor Pharmaceuticals, Inc.*	5,253	93,136
Anthera Pharmaceuticals, Inc.*	3,384	11,472
Applied Genetic Technologies Corp.*	770	17,787
ARCA Biopharma, Inc.*	3,032	4,427
Argos Therapeutics, Inc.*	752	6,039
ArQule, Inc.*	9,494	14,716
Array BioPharma, Inc.*	20,020	91,291
Arrowhead Research Corp.*	54,518	780,153
Athersys, Inc.*	12,421	22,234
Auspex Pharmaceuticals, Inc.*	1,280	28,506
AVEO Pharmaceuticals, Inc.*	8,396	15,365
BIND Therapeutics, Inc.*	1,270	16,739
BioCryst Pharmaceuticals, Inc.*	11,129	141,895
BioSpecifics Technologies Corp.*	577	15,556
Biota Pharmaceuticals, Inc.*	5,592	15,937
BioTime, Inc.*	8,243	25,141
Bluebird Bio, Inc.*	16,450	634,476
Cancer Genetics, Inc.*	994	11,232
Cara Therapeutics, Inc.*	871	14,824
CASI Pharmaceuticals, Inc.*	2,717	4,891
Catalyst Pharmaceutical Partners, Inc.*	9,905	25,060
Celladon Corp.*	1,022	16,372
Cellular Dynamics International, Inc.*	1,568	22,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Cel-Sci Corp.*	10,419	$12,920
Celsion Corp.*	2,807	9,740
Cerulean Pharma, Inc.*	1,575	9,135
ChemoCentryx, Inc.*	4,266	24,956
Chimerix, Inc.*	4,272	93,728
Conatus Pharmaceuticals, Inc.*	1,625	14,804
Concert Pharmaceuticals, Inc.*	1,066	10,767
Cormedix, Inc.*	3,895	7,050
Coronado Biosciences, Inc.*	5,142	8,844
CTI BioPharma Corp.*	21,450	60,274
Curis, Inc.*	13,284	24,708
Cyclacel Pharmaceuticals, Inc.*	3,760	11,543
Cytokinetics, Inc.*	5,594	26,739
Cytori Therapeutics, Inc.*	10,825	25,872
CytRx Corp.*	9,074	37,929
Dendreon Corp.*	25,307	58,206
Dicerna Pharmaceuticals, Inc.*	551	12,436
Discovery Laboratories, Inc.*	13,840	24,635
Durata Therapeutics, Inc.*	2,501	42,592
Dynavax Technologies Corp.*	41,536	66,458
Eagle Pharmaceuticals, Inc.*	601	8,612
Eleven Biotherapeutics, Inc.*	801	10,557
Enanta Pharmaceuticals, Inc.*	1,653	71,195
Epizyme, Inc.*	20,576	640,325
Esperion Therapeutics, Inc.*	806	12,767
Fate Therapeutics, Inc.*	2,073	13,081
Fibrocell Science, Inc.*	4,047	16,147
Five Prime Therapeutics, Inc.*	2,761	42,934
Flexion Therapeutics, Inc.*	790	10,649
Foundation Medicine, Inc.*	19,841	534,913
Galectin Therapeutics, Inc.*	2,930	40,463
Galena Biopharma, Inc.*	18,871	57,745
Genocea Biosciences, Inc.*	627	11,756
GenVec, Inc.*	2,703	6,947
Geron Corp.*	24,929	80,022
GlycoMimetics, Inc.*	1,366	11,515
GTx, Inc.*	3,888	5,365
Harvard Apparatus Regenerative Technology, Inc.*	1,284	13,418
Heat Biologics, Inc.*	749	4,157
Heron Therapeutics, Inc.*	3,194	39,350
Hyperion Therapeutics, Inc.*	23,896	623,686
Idera Pharmaceuticals, Inc.*	9,562	27,730
Ignyta, Inc.*	2,430	22,089
ImmunoCellular Therapeutics Ltd.*	9,041	10,126
Immunomedics, Inc.*	13,019	47,519
Infinity Pharmaceuticals, Inc.*	7,679	97,830
Inovio Pharmaceuticals, Inc.*	9,553	103,268
Insmed, Inc.*	37,092	741,098
Insys Therapeutics, Inc.*	1,590	49,656
IsoRay, Inc.*	8,845	27,596
KaloBios Pharmaceuticals, Inc.*	5,338	12,171
Karyopharm Therapeutics, Inc.*	15,729	732,185
Keryx Biopharmaceuticals, Inc.*	44,360	682,257
Kindred Biosciences, Inc.*	1,667	31,073
KYTHERA Biopharmaceuticals, Inc.*	18,402	706,085
La Jolla Pharmaceutical Co.*	1,029	9,446
LipoScience, Inc.*	1,882	6,436
Lpath, Inc., Class A*	2,529	10,040

MacroGenics, Inc.*	3,162	$68,710
Medgenics, Inc.*	2,119	16,465
MediciNova, Inc.*	3,590	7,288
MEI Pharma, Inc.*	2,921	18,519
Mirati Therapeutics, Inc.*	1,139	22,780
Nanosphere, Inc.*	10,182	16,088
NanoViricides, Inc.*	6,366	26,928
Navidea Biopharmaceuticals, Inc.*	24,163	35,761
NeoStem, Inc.*	3,906	25,467
NephroGenex, Inc.*	568	3,419
Neuralstem, Inc.*	11,147	47,040
Neurocrine Biosciences, Inc.*	35,711	529,951
NewLink Genetics Corp.*	3,155	83,765
Northwest Biotherapeutics, Inc.*	5,776	38,757
Ohr Pharmaceutical, Inc.*	3,443	32,743
OncoGenex Pharmaceutical, Inc.*	2,525	9,418
OncoMed Pharmaceuticals, Inc.*	1,998	46,553
Onconova Therapeutics, Inc.*	2,115	11,484
Oncothyreon, Inc.*	11,236	36,405
Opexa Therapeutics, Inc.*	4,669	7,751
Oragenics, Inc.*	2,185	4,261
Orexigen Therapeutics, Inc.*	18,477	114,188
Organovo Holdings, Inc.*	9,924	82,865
Osiris Therapeutics, Inc.*	3,001	46,876
OvaScience, Inc.*	2,472	22,668
OXiGENE, Inc.*	3,322	8,604
Oxygen Biotherapeutics, Inc.*	4,014	16,377
Palatin Technologies, Inc.*	6,591	6,525
Peregrine Pharmaceuticals, Inc.*	28,157	52,935
PharmAthene, Inc.*	7,760	10,942
Progenics Pharmaceuticals, Inc.*	11,058	47,660
Prothena Corp. plc*	3,506	79,060
PTC Therapeutics, Inc.*	3,536	92,431
Raptor Pharmaceutical Corp.*	53,872	622,222
Receptos, Inc.*	23,961	1,020,739
Recro Pharma, Inc.*	786	6,296
Regado Biosciences, Inc.*	2,453	16,656
Regulus Therapeutics, Inc.*	2,166	17,415
Repligen Corp.*	5,106	116,366
Retrophin, Inc.*	3,436	40,339
Rigel Pharmaceuticals, Inc.*	13,965	50,693
Ruthigen, Inc.*	485	2,915
RXi Pharmaceuticals Corp.*	1,924	5,810
Sangamo BioSciences, Inc.*	55,347	845,149
Sarepta Therapeutics, Inc.*	13,152	391,798
SIGA Technologies, Inc.*	6,006	16,937
Sophiris Bio, Inc.*	1,503	3,367
Sorrento Therapeutics, Inc.*	3,759	25,373
Spectrum Pharmaceuticals, Inc.*	10,398	84,536
StemCells, Inc.*	8,903	18,073
Stemline Therapeutics, Inc.*	1,883	27,624
Sunesis Pharmaceuticals, Inc.*	7,906	51,547
Synergy Pharmaceuticals, Inc.*	14,892	60,610
Synta Pharmaceuticals Corp.*	9,182	37,554
Synthetic Biologics, Inc.*	7,525	12,943
Targacept, Inc.*	5,435	24,512
TESARO, Inc.*	16,815	523,115
TetraLogic Pharmaceuticals Corp.*	668	3,934
TG Therapeutics, Inc.*	3,753	35,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Threshold Pharmaceuticals, Inc.*	8,384	$33,201
Trevena, Inc.*	1,305	7,373
TrovaGene, Inc.*	3,167	11,084
Ultragenyx Pharmaceutical, Inc.*	11,488	515,696
Vanda Pharmaceuticals, Inc.*	5,384	87,113
Venaxis, Inc.*	5,080	11,328
Verastem, Inc.*	52,481	475,478
Versartis, Inc.*	1,101	30,872
Vical, Inc.*	13,887	16,942
Vital Therapies, Inc.*	822	22,391
Xencor, Inc.*	2,291	26,621
XOMA Corp.*	13,348	61,267
ZIOPHARM Oncology, Inc.*	13,002	52,398

		17,229,340

Health Care Equipment & Supplies (5.3%)
Accuray, Inc.*	12,199	107,351
Alliqua, Inc.*	1,906	10,483
Alphatec Holdings, Inc.*	10,268	16,737
Amedica Corp.*	673	3,035
AngioDynamics, Inc.*	3,903	63,736
Anika Therapeutics, Inc.*	2,290	106,096
Antares Pharma, Inc.*	18,588	49,630
Atossa Genetics, Inc.*	3,034	5,097
AtriCure, Inc.*	40,920	752,110
Atrion Corp.	255	83,130
AxoGen, Inc.*	2,366	6,577
Biolase, Inc.*	5,094	11,207
Bovie Medical Corp.*	2,883	10,465
BSD Medical Corp.*	4,811	4,763
Cardiovascular Systems, Inc.*	22,131	689,602
CAS Medical Systems, Inc.*	1,926	3,871
Cerus Corp.*	11,515	47,787
Cesca Therapeutics, Inc.*	3,814	5,301
Chembio Diagnostics, Inc.*	1,416	4,857
CryoLife, Inc.	4,402	39,398
Cutera, Inc.*	2,296	23,855
Cynosure, Inc., Class A*	3,523	74,864
Daxor Corp.	307	2,118
Derma Sciences, Inc.*	3,611	41,743
Digirad Corp.	2,836	10,096
EnteroMedics, Inc.*	9,496	14,814
ERBA Diagnostics, Inc.*	1,321	2,602
Exactech, Inc.*	1,504	37,946
Fonar Corp.*	957	11,675
GenMark Diagnostics, Inc.*	6,625	89,636
Hansen Medical, Inc.*	13,224	17,323
Inogen, Inc.*	819	18,477
InspireMD, Inc.*	4,730	13,953
Invacare Corp.	5,086	93,430
Iridex Corp.*	1,154	9,590
K2M Group Holdings, Inc.*	29,632	440,924
LDR Holding Corp.*	2,637	65,951
LeMaitre Vascular, Inc.	1,969	16,284
Medical Action Industries, Inc.*	2,305	31,648
Merit Medical Systems, Inc.*	6,790	102,529
MGC Diagnostics Corp.*	757	6,344
Misonix, Inc.*	1,009	6,821
Natus Medical, Inc.*	5,091	127,988
Novadaq Technologies, Inc.*	9,000	148,320
NxStage Medical, Inc.*	29,578	425,036

OraSure Technologies, Inc.*	8,873	$76,397
Oxford Immunotec Global plc*	2,066	34,771
PhotoMedex, Inc.*	2,088	25,578
Retractable Technologies, Inc.*	1,776	4,440
Rockwell Medical, Inc.*	6,517	78,139
RTI Surgical, Inc.*	9,049	39,363
Span-America Medical Systems, Inc.	400	8,488
Spectranetics Corp.*	6,013	137,577
STAAR Surgical Co.*	28,507	478,918
Stereotaxis, Inc.*	2,775	9,851
Sunshine Heart, Inc.*	2,843	15,921
SurModics, Inc.*	2,104	45,068
Symmetry Medical, Inc.*	5,938	52,611
Synergetics USA, Inc.*	3,999	12,397
Tandem Diabetes Care, Inc.*	18,367	298,647
TearLab Corp.*	4,770	23,230
TransEnterix, Inc.*	4,552	22,942
TriVascular Technologies, Inc.*	1,180	18,373
Unilife Corp.*	16,431	48,636
Uroplasty, Inc.*	3,527	9,452
Utah Medical Products, Inc.	533	27,418
Vascular Solutions, Inc.*	2,709	60,113
Veracyte, Inc.*	1,036	17,736
Vermillion, Inc.*	4,431	11,432
Vision-Sciences, Inc.*	5,081	5,843
Zeltiq Aesthetics, Inc.*	48,262	733,100

		6,151,641

Health Care Providers & Services (1.6%)
AdCare Health Systems, Inc.*	2,452	10,495
Addus HomeCare Corp.*	1,024	23,019
Alliance HealthCare Services, Inc.*	821	22,167
Almost Family, Inc.*	1,314	29,013
Amedisys, Inc.*	4,396	73,589
AMN Healthcare Services, Inc.*	7,344	90,331
BioScrip, Inc.*	10,878	90,723
BioTelemetry, Inc.*	4,223	30,279
Chindex International, Inc.*	2,210	52,355
Cross Country Healthcare, Inc.*	4,959	32,333
Ensign Group, Inc.	3,154	98,026
ExamWorks Group, Inc.*	18,181	576,883
Five Star Quality Care, Inc.*	6,903	34,584
Gentiva Health Services, Inc.*	5,024	75,661
Healthways, Inc.*	5,018	88,016
InfuSystems Holdings, Inc.*	3,392	8,989
Landauer, Inc.	1,506	63,252
LHC Group, Inc.*	1,965	41,992
National Research Corp., Class A*	1,548	21,657
PDI, Inc.*	1,327	5,812
PharMerica Corp.*	4,770	136,374
Providence Service Corp.*	1,847	67,582
Psychemedics Corp.	919	13,013
RadNet, Inc.*	5,178	34,330
Sharps Compliance Corp.*	2,141	9,420
Skilled Healthcare Group, Inc., Class A*	3,809	23,959
Triple-S Management Corp., Class B*	3,917	70,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

U.S. Physical Therapy, Inc.	1,947	$66,568
USMD Holdings, Inc.*	184	2,193

		1,892,847

Health Care Technology (0.6%)
HealthStream, Inc.*	3,329	80,895
Icad, Inc.*	2,080	13,333
Imprivata, Inc.*	33,970	556,429
Merge Healthcare, Inc.*	11,305	25,662
Simulations Plus, Inc.	1,686	9,475
Streamline Health Solutions, Inc.*	2,969	14,251
Vocera Communications, Inc.*	3,568	47,098

		747,143

Life Sciences Tools & Services (0.9%)
Affymetrix, Inc.*	11,556	102,964
Albany Molecular Research, Inc.*	3,740	75,249
Apricus Biosciences, Inc.*	6,318	14,215
BG Medicine, Inc.*	4,104	4,309
Cambrex Corp.*	4,846	100,312
Enzo Biochem, Inc.*	5,439	28,555
Fluidigm Corp.*	18,451	542,459
Harvard Bioscience, Inc.*	5,018	22,832
NanoString Technologies, Inc.*	1,662	24,847
NeoGenomics, Inc.*	5,546	18,413
Pacific Biosciences of California, Inc.*	9,163	56,627
pSivida Corp.*	4,355	18,901
Sequenom, Inc.*	18,545	71,769

		1,081,452

Pharmaceuticals (3.8%)
AcelRx Pharmaceuticals, Inc.*	47,921	491,190
Achaogen, Inc.*	1,096	15,300
Acura Pharmaceuticals, Inc.*	4,173	4,549
Adamis Pharmaceuticals Corp.*	1,807	8,692
Aerie Pharmaceuticals, Inc.*	1,697	42,035
Agile Therapeutics, Inc.*	1,496	13,045
Alexza Pharmaceuticals, Inc.*	2,835	12,956
Alimera Sciences, Inc.*	4,264	25,499
Ampio Pharmaceuticals, Inc.*	6,557	54,751
ANI Pharmaceuticals, Inc.*	1,092	37,608
Aratana Therapeutics, Inc.*	3,896	60,816
AVANIR Pharmaceuticals, Inc., Class A*	25,449	143,532
Biodel, Inc.*	3,471	7,497
BioDelivery Sciences International, Inc.*	6,684	80,676
Bio-Path Holdings, Inc.*	11,654	35,545
Cempra, Inc.*	3,667	39,347
Columbia Laboratories, Inc.*	1,709	11,707
Corcept Therapeutics, Inc.*	8,597	24,072
Corium International, Inc.*	1,014	7,879
Cumberland Pharmaceuticals, Inc.*	1,714	7,713
Depomed, Inc.*	54,379	755,868
Dipexium Pharmaceuticals, Inc.*	544	5,277
Durect Corp.*	16,560	30,139
Egalet Corp.*	680	8,922
Endocyte, Inc.*	5,877	38,729
Evoke Pharma, Inc.*	489	3,824

GW Pharmaceuticals plc (ADR)*	5,328	$571,641
Heska Corp.*	1,038	11,158
Imprimis Pharmaceuticals, Inc.*	1,162	8,076
Intra-Cellular Therapies, Inc.*	2,715	45,775
Lipocine, Inc.*	1,553	9,473
Ocera Therapeutics, Inc.*	1,662	12,698
Omeros Corp.*	5,438	94,621
Pain Therapeutics, Inc.*	6,041	34,736
Pernix Therapeutics Holdings, Inc.*	5,313	47,711
Pozen, Inc.*	4,323	36,011
ProPhase Labs, Inc.*	1,893	3,199
Relypsa, Inc.*	2,686	65,323
Repros Therapeutics, Inc.*	3,696	63,941
Revance Therapeutics, Inc.*	16,734	568,956
SciClone Pharmaceuticals, Inc.*	8,077	42,485
SCYNEXIS, Inc.*	1,050	8,421
Sucampo Pharmaceuticals, Inc., Class A*	2,724	18,796
Supernus Pharmaceuticals, Inc.*	4,707	51,542
Tetraphase Pharmaceuticals, Inc.*	3,536	47,701
TherapeuticsMD, Inc.*	82,747	365,742
Theravance Biopharma, Inc.*	3,737	119,135
Transcept Pharmaceuticals, Inc.	3,041	6,052
VIVUS, Inc.*	14,270	75,916
XenoPort, Inc.*	9,238	44,619
Zogenix, Inc.*	19,721	39,639

		4,360,535

Total Health Care		31,462,958

Industrials (11.7%)
Aerospace & Defense (2.2%)
Aerovironment, Inc.*	20,736	659,405
Air Industries Group	938	10,037
American Science & Engineering, Inc.	1,233	85,804
API Technologies Corp.*	5,554	15,218
Arotech Corp.*	2,896	12,916
Astronics Corp.*	10,575	596,959
Astrotech Corp.*	2,455	7,807
Breeze-Eastern Corp.*	586	7,471
CPI Aerostructures, Inc.*	1,359	17,219
Ducommun, Inc.*	1,737	45,388
Engility Holdings, Inc.*	2,809	107,472
Innovative Solutions & Support, Inc.*	1,932	14,374
KEYW Holding Corp.*	5,211	65,502
Kratos Defense & Security Solutions, Inc.*	7,215	56,277
LMI Aerospace, Inc.*	1,766	23,099
National Presto Industries, Inc.	784	57,107
SIFCO Industries, Inc.	403	12,574
Sparton Corp.*	1,620	44,939
Taser International, Inc.*	53,841	716,085

		2,555,653

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	8,322	69,655
Echo Global Logistics, Inc.*	3,714	71,198

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Park-Ohio Holdings Corp.	1,394	$81,005
Radiant Logistics, Inc.*	3,746	11,575

		233,433

Airlines (0.2%)
Hawaiian Holdings, Inc.*	7,183	98,479
Republic Airways Holdings, Inc.*	7,901	85,647

		184,126

Building Products (0.7%)
Alpha Pro Tech Ltd.*	2,804	5,973
American Woodmark Corp.*	1,957	62,370
Builders FirstSource, Inc.*	7,360	55,053
Gibraltar Industries, Inc.*	4,886	75,782
Insteel Industries, Inc.	2,854	56,081
Norcraft Cos., Inc.*	1,239	17,730
Patrick Industries, Inc.*	1,321	61,545
PGT, Inc.*	7,567	64,092
Tecogen, Inc.*	1,049	8,381
Trex Co., Inc.*	12,997	374,574

		781,581

Commercial Services & Supplies (1.4%)
Acme United Corp.	402	6,733
AMREP Corp.*	548	3,359
ARC Document Solutions, Inc.*	6,547	38,365
Casella Waste Systems, Inc., Class A*	6,381	31,969
CECO Environmental Corp.	3,308	51,572
Cenveo, Inc.*	9,018	33,457
Compx International, Inc.	309	3,229
Courier Corp.	1,879	28,035
Ecology and Environment, Inc., Class A	548	5,732
Ennis, Inc.	4,115	62,795
Fuel Tech, Inc.*	2,569	14,489
Heritage-Crystal Clean, Inc.*	1,464	28,738
Hudson Technologies, Inc.*	3,059	8,841
Industrial Services of America, Inc.*	899	4,495
InnerWorkings, Inc.*	5,479	46,571
Intersections, Inc.	1,466	7,213
Kimball International, Inc., Class B	5,463	91,341
MagneGas Corp.*	4,057	6,045
Metalico, Inc.*	6,655	8,252
Multi-Color Corp.	1,962	78,500
NL Industries, Inc.	1,073	9,968
Performant Financial Corp.*	4,643	46,894
Perma-Fix Environmental Services*	974	4,480
Quest Resource Holding Corp.*	2,023	10,540
Schawk, Inc.	1,929	39,274
SP Plus Corp.*	2,430	51,978
Standard Register Co.*	881	4,969
Team, Inc.*	3,226	132,331
TRC Cos., Inc.*	2,599	16,166
U.S. Ecology, Inc.	14,753	722,159
Versar, Inc.*	1,471	4,781
Viad Corp.	3,284	78,291

		1,681,562

Construction & Engineering (0.6%)
Ameresco, Inc., Class A*	3,273	$23,009
Argan, Inc.	2,011	74,990
Comfort Systems USA, Inc.	6,004	94,863
Furmanite Corp.*	6,031	70,201
Goldfield Corp.*	3,934	6,767
Great Lakes Dredge & Dock Corp.*	9,525	76,105
Integrated Electrical Services, Inc.*	1,141	7,462
Layne Christensen Co.*	3,244	43,145
MYR Group, Inc.*	3,395	85,995
Northwest Pipe Co.*	1,504	60,656
NV5 Holdings, Inc.*	213	2,066
Orion Marine Group, Inc.*	4,389	47,533
Pike Corp.*	4,328	38,779
Sterling Construction Co., Inc.*	3,073	28,825
Willdan Group, Inc.*	1,192	10,335

		670,731

Electrical Equipment (1.5%)
Active Power, Inc.*	3,347	9,238
Allied Motion Technologies, Inc.	1,139	16,493
Altair Nanotechnologies, Inc.*	804	2,758
American Electric Technologies, Inc.*	793	5,392
American Superconductor Corp.*	8,509	13,870
Broadwind Energy, Inc.*	2,353	20,636
Capstone Turbine Corp.*	414,599	626,045
Enphase Energy, Inc.*	2,927	25,026
FuelCell Energy, Inc.*	35,131	84,314
Global Power Equipment Group, Inc.	2,693	43,519
Ideal Power, Inc.*	971	8,962
LSI Industries, Inc.	3,464	27,643
Magnetek, Inc.*	553	13,189
Ocean Power Technologies, Inc.*	3,105	5,092
Orion Energy Systems, Inc.*	3,506	14,269
Powell Industries, Inc.	1,461	95,520
Power Solutions International, Inc.*	718	51,675
PowerSecure International, Inc.*	3,591	34,976
Preformed Line Products Co.	416	22,393
Real Goods Solar, Inc., Class A*	6,287	18,735
Revolution Lighting Technologies, Inc.*	5,194	11,946
SL Industries, Inc.*	484	14,278
Thermon Group Holdings, Inc.*	20,398	536,875
Ultralife Corp.*	1,959	7,523
Vicor Corp.*	2,598	21,771
ZBB Energy Corp.*	4,196	6,798

		1,738,936

Machinery (1.9%)
Accuride Corp.*	6,165	30,147
Adept Technology, Inc.*	1,905	19,983
Alamo Group, Inc.	1,116	60,364
ARC Group Worldwide, Inc.*	546	8,299
Columbus McKinnon Corp.	3,142	84,991
Commercial Vehicle Group, Inc.*	4,230	42,469
Douglas Dynamics, Inc.	3,582	63,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Dynamic Materials Corp.	21,538	$476,636
Eastern Co.	967	14,931
Energy Recovery, Inc.*	100,185	492,910
ExOne Co.*	1,572	62,283
Federal Signal Corp.	9,938	145,592
FreightCar America, Inc.	1,946	48,728
Gencor Industries, Inc.*	798	8,786
Global Brass & Copper Holdings, Inc.	3,417	57,747
Graham Corp.	1,576	54,861
Hardinge, Inc.	2,063	26,097
Hurco Cos., Inc.	1,011	28,510
Kadant, Inc.	1,752	67,364
Key Technology, Inc.*	1,033	12,727
L.B. Foster Co., Class A	1,626	87,999
L.S. Starrett Co., Class A	1,109	17,056
Lydall, Inc.*	2,708	74,118
Manitex International, Inc.*	2,225	36,134
MFRI, Inc.*	981	11,193
Miller Industries, Inc.	1,800	37,044
NN, Inc.	2,820	72,136
Omega Flex, Inc.	458	8,986
PMFG, Inc.*	3,023	15,931
Superior Drilling Products, Inc.*	1,179	7,675
Supreme Industries, Inc., Class A*	2,004	13,026
Tecumseh Products Co.*	2,981	15,173
Twin Disc, Inc.	1,297	42,866
Xerium Technologies, Inc.*	1,760	24,570

		2,270,447

Marine (0.1%)
Baltic Trading Ltd.	7,813	46,722
Eagle Bulk Shipping, Inc.*	2,819	8,710
International Shipholding Corp.	927	21,247
Rand Logistics, Inc.*	2,713	16,278
Safe Bulkers, Inc.	6,179	60,307
Ultrapetrol Bahamas Ltd.*	3,362	9,985

		163,249

Professional Services (1.5%)
Barrett Business Services, Inc.	1,132	53,204
CBIZ, Inc.*	6,533	58,993
CDI Corp.	2,252	32,451
Corporate Resource Services, Inc.*	2,788	8,308
CRA International, Inc.*	1,598	36,834
CTPartners Executive Search, Inc.*	932	8,714
Franklin Covey Co.*	1,731	34,845
GP Strategies Corp.*	2,331	60,326
Heidrick & Struggles International, Inc.	2,878	53,243
Hill International, Inc.*	3,849	23,979
Hudson Global, Inc.*	3,904	15,343
Kforce, Inc.	25,779	558,116
Lightbridge Corp.*	2,178	6,033
Odyssey Marine Exploration, Inc.*	13,631	22,900
Paylocity Holding Corp.*	26,959	583,123
Pendrell Corp.*	25,645	45,135
RCM Technologies, Inc.*	1,691	10,755

Resources Connection, Inc.	6,085	$79,775
Spherix, Inc.*	2,727	4,881
VSE Corp.	656	46,130

		1,743,088

Road & Rail (0.6%)
Celadon Group, Inc.	3,254	69,375
Covenant Transportation Group, Inc., Class A*	1,427	18,380
Marten Transport Ltd.	13,143	293,746
P.A.M. Transportation Services, Inc.*	548	15,322
Patriot Transportation Holding, Inc.*	1,054	36,858
Providence and Worcester Railroad Co.	355	6,479
Quality Distribution, Inc.*	4,408	65,503
USA Truck, Inc.*	1,047	19,464
YRC Worldwide, Inc.*	4,974	139,819

		664,946

Trading Companies & Distributors (0.8%)
Aceto Corp.	4,579	83,063
BlueLinx Holdings, Inc.*	6,552	9,173
CAI International, Inc.*	2,710	59,647
Empire Resources, Inc.	865	3,581
Erickson, Inc.*	922	14,982
Essex Rental Corp.*	3,316	8,058
General Finance Corp.*	1,894	17,993
H&E Equipment Services, Inc.*	16,011	581,840
Houston Wire & Cable Co.	2,809	34,860
Huttig Building Products, Inc.*	2,000	9,440
Lawson Products, Inc.*	1,003	16,339
Stock Building Supply Holdings, Inc.*	2,337	46,109
Titan Machinery, Inc.*	2,728	44,903
Transcat, Inc.*	1,092	11,204
Willis Lease Finance Corp.*	860	21,087

		962,279

Total Industrials		13,650,031

Information Technology (21.3%)
Communications Equipment (1.4%)
Alliance Fiber Optic Products, Inc.	2,003	36,254
Applied Optoelectronics, Inc.*	2,339	54,265
Aviat Networks, Inc.*	10,137	12,975
Bel Fuse, Inc., Class B	1,598	41,021
Black Box Corp.	2,465	57,780
CalAmp Corp.*	5,719	123,873
Calix, Inc.*	6,528	53,399
Clearfield, Inc.*	1,838	30,860
ClearOne, Inc.*	1,019	10,017
Communications Systems, Inc.	1,121	13,934
Comtech Telecommunications Corp.	2,424	90,488
Digi International, Inc.*	3,993	37,614
Emcore Corp.*	4,335	17,860
Emulex Corp.*	12,527	71,404
Energous Corp.*	748	11,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Extreme Networks, Inc.*	15,264	$67,772
Infosonics Corp.*	1,864	4,418
Interphase Corp.*	956	4,139
KVH Industries, Inc.*	2,498	32,549
Meru Networks, Inc.*	2,937	10,808
MRV Communications, Inc.*	830	11,537
Novatel Wireless, Inc.*	5,576	10,650
Numerex Corp., Class A*	2,356	27,070
Oclaro, Inc.*	15,307	33,675
Oplink Communications, Inc.*	2,912	49,417
ParkerVision, Inc.*	15,440	22,851
PC-Tel, Inc.	2,930	23,704
Procera Networks, Inc.*	3,333	33,630
RELM Wireless Corp.*	1,523	5,879
Ruckus Wireless, Inc.*	39,268	467,682
ShoreTel, Inc.*	9,992	65,148
Tessco Technologies, Inc.	905	28,716
Westell Technologies, Inc., Class A*	7,200	17,640
Zhone Technologies, Inc.*	4,168	12,921

		1,593,260

Electronic Equipment, Instruments & Components (2.8%)
Acorn Energy, Inc.*	3,783	8,928
Agilysys, Inc.*	2,370	33,370
Checkpoint Systems, Inc.*	6,612	92,502
ChyronHego Corp.*	3,073	6,300
ClearSign Combustion Corp.*	1,174	10,777
Control4 Corp.*	25,773	504,120
CTS Corp.	5,348	100,008
CUI Global, Inc.*	3,276	27,518
Daktronics, Inc.	5,948	70,900
DTS, Inc.*	2,655	48,879
Echelon Corp.*	7,067	17,173
Elecsys Corp.*	435	5,259
Electro Rent Corp.	2,634	44,067
Electro Scientific Industries, Inc.	3,992	27,186
eMagin Corp.*	2,904	6,476
Fabrinet*	13,598	280,119
FARO Technologies, Inc.*	12,294	603,881
Frequency Electronics, Inc.*	1,302	16,028
GSI Group, Inc.*	4,855	61,804
ID Systems, Inc.*	1,917	10,428
Identiv, Inc.*	1,121	12,409
IEC Electronics Corp.*	1,534	6,673
IntriCon Corp.*	855	7,327
Iteris, Inc.*	3,705	6,298
Kemet Corp.*	7,356	42,297
Key Tronic Corp.*	1,776	18,612
LoJack Corp.*	2,942	15,975
LRAD Corp.*	5,681	11,703
Maxwell Technologies, Inc.*	44,301	670,274
Mercury Systems, Inc.*	5,261	59,660
Mesa Laboratories, Inc.	432	36,271
MicroVision, Inc.*	6,704	13,475
MOCON, Inc.	726	11,478
Multi-Fineline Electronix, Inc.*	1,448	15,986
NAPCO Security Technologies, Inc.*	2,167	11,767
Neonode, Inc.*	5,382	16,846
Netlist, Inc.*	5,837	7,530

PAR Technology Corp.*	1,660	$6,972
Park Electrochemical Corp.	3,278	92,472
PC Connection, Inc.	1,538	31,806
PCM, Inc.*	1,593	16,981
Perceptron, Inc.	1,476	18,819
Planar Systems, Inc.*	3,474	8,511
Pulse Electronics Corp.*	859	2,147
RadiSys Corp.*	4,964	17,324
Research Frontiers, Inc.*	3,911	23,701
RF Industries Ltd.	1,234	7,392
Richardson Electronics Ltd.	2,011	21,055
Sigmatron International, Inc.*	683	8,237
Speed Commerce, Inc.*	8,027	30,021
Superconductor Technologies, Inc.*	2,173	6,280
Uni-Pixel, Inc.*	1,778	14,295
Viasystems Group, Inc.*	840	9,148
Vishay Precision Group, Inc.*	2,033	33,463
Wayside Technology Group, Inc.	679	10,423
Wireless Telecom Group, Inc.*	3,141	8,386

		3,307,737

Internet Software & Services (6.2%)
Aerohive Networks, Inc.*	1,513	12,437
Amber Road, Inc.*	1,417	22,856
Autobytel, Inc.*	1,509	19,783
Bazaarvoice, Inc.*	7,931	62,576
Benefitfocus, Inc.*	12,449	575,393
Blucora, Inc.*	6,707	126,561
Borderfree, Inc.*	29,791	493,637
Brightcove, Inc.*	5,094	53,691
BroadVision, Inc.*	568	5,453
Carbonite, Inc.*	2,814	33,684
Care.com, Inc.*	1,055	13,356
ChannelAdvisor Corp.*	3,296	86,883
comScore, Inc.*	21,816	774,032
Demand Media, Inc.*	6,792	32,737
Dice Holdings, Inc.*	6,000	45,660
Digital River, Inc.*	5,147	79,418
E2open, Inc.*	3,681	76,086
EarthLink Holdings Corp.	16,544	61,544
eGain Corp.*	2,469	16,715
Everyday Health, Inc.*	1,201	22,194
Five9, Inc.*	1,937	13,946
Global Eagle Entertainment, Inc.*	6,066	75,218
Glowpoint, Inc.*	3,343	5,014
GTT Communications, Inc.*	2,237	22,840
Internap Network Services Corp.*	8,689	61,257
Intralinks Holdings, Inc.*	6,184	54,976
iPass, Inc.*	8,854	10,625
Limelight Networks, Inc.*	9,669	29,587
Liquidity Services, Inc.*	4,171	65,735
LiveDeal, Inc.*	1,387	6,061
LivePerson, Inc.*	8,583	87,117
Local Corp.*	4,289	8,900
Marchex, Inc., Class B	5,246	63,057
Marin Software, Inc.*	4,197	49,399
MeetMe, Inc.*	4,760	12,947
Millennial Media, Inc.*	11,914	59,451
Monster Worldwide, Inc.*	14,384	94,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Move, Inc.*	6,262	$92,615
Net Element International, Inc.*	979	1,870
Onvia, Inc.*	1,004	4,638
Perficient, Inc.*	5,488	106,851
Q2 Holdings, Inc.*	1,570	22,388
QuinStreet, Inc.*	5,536	30,503
RealNetworks, Inc.*	3,793	28,941
Reis, Inc.	1,333	28,100
Remark Media, Inc.*	1,276	11,344
Rocket Fuel, Inc.*	22,002	684,042
SciQuest, Inc.*	4,353	77,005
Spark Networks, Inc.*	3,309	18,762
Stamps.com, Inc.*	2,240	75,466
Support.com, Inc.*	8,277	22,431
Synacor, Inc.*	3,846	9,846
TechTarget, Inc.*	2,643	23,311
Textura Corp.*	20,679	488,852
TheStreet, Inc.	5,585	13,460
Travelzoo, Inc.*	1,152	22,291
Tremor Video, Inc.*	5,618	26,517
TrueCar, Inc.*	24,600	363,588
Trulia, Inc.*	13,008	616,319
United Online, Inc.	2,289	23,806
Viggle, Inc.*	728	3,152
Wix.com Ltd.*	14,966	296,925
World Energy Solutions, Inc.*	1,777	7,126
XO Group, Inc.*	4,272	52,204
Xoom Corp.*	24,889	656,074
YuMe, Inc.*	2,892	17,063
Zix Corp.*	9,453	32,329

		7,192,716

IT Services (1.2%)
Cartesian, Inc.*	1,089	4,694
Cass Information Systems, Inc.	1,809	89,509
CIBER, Inc.*	12,323	60,876
Computer Task Group, Inc.	2,353	38,730
Datalink Corp.*	3,144	31,440
Edgewater Technology, Inc.*	1,362	10,133
Global Cash Access Holdings, Inc.*	10,485	93,316
Hackett Group, Inc.	3,994	23,844
Higher One Holdings, Inc.*	5,202	19,820
Information Services Group, Inc.*	5,578	26,830
Innodata, Inc.*	3,970	12,783
InterCloud Systems, Inc.*	1,476	9,727
Lionbridge Technologies, Inc.*	10,304	61,206
Luxoft Holding, Inc.*	18,297	659,790
Mattersight Corp.*	1,941	10,307
ModusLink Global Solutions, Inc.*	6,071	22,705
NCI, Inc., Class A*	928	8,241
Newtek Business Services, Inc.*	4,688	12,845
PFSweb, Inc.*	1,929	16,011
Planet Payment, Inc.*	7,246	20,579
PRGX Global, Inc.*	4,741	30,295
ServiceSource International, Inc.*	10,826	62,791
StarTek, Inc.*	2,105	16,251
Sysorex Global Holdings Corp.*	1,288	4,997
WidePoint Corp.*	10,553	18,573

		1,366,293

Semiconductors & Semiconductor Equipment (4.9%)
Alpha & Omega Semiconductor Ltd.*	3,409	$31,601
Ambarella, Inc.*	34,708	1,082,195
Amtech Systems, Inc.*	1,579	19,311
ANADIGICS, Inc.*	13,509	10,932
Audience, Inc.*	2,220	26,551
Axcelis Technologies, Inc.*	17,716	35,432
AXT, Inc.*	5,233	11,199
Cascade Microtech, Inc.*	2,029	27,716
CEVA, Inc.*	3,292	48,623
Cohu, Inc.	4,014	42,950
CVD Equipment Corp.*	811	9,821
CyberOptics Corp.*	1,180	9,428
DSP Group, Inc.*	3,546	30,106
Entropic Communications, Inc.*	14,246	47,439
Exar Corp.*	6,236	70,467
FormFactor, Inc.*	64,460	536,307
GigOptix, Inc.*	4,609	6,314
GSI Technology, Inc.*	3,555	21,188
Inphi Corp.*	4,974	73,018
Integrated Silicon Solution, Inc.*	43,084	636,351
Intermolecular, Inc.*	3,579	8,339
inTEST Corp.*	1,523	5,924
IXYS Corp.	3,831	47,198
Kopin Corp.*	10,613	34,598
Mattson Technology, Inc.*	11,955	26,181
MaxLinear, Inc., Class A*	4,444	44,751
Monolithic Power Systems, Inc.	17,619	746,165
MoSys, Inc.*	7,971	25,029
Nanometrics, Inc.*	3,830	69,898
NeoPhotonics Corp.*	3,478	14,469
NVE Corp.*	763	42,415
PDF Solutions, Inc.*	4,860	103,129
Peregrine Semiconductor Corp.*	4,307	29,546
Pericom Semiconductor Corp.*	3,558	32,164
Photronics, Inc.*	9,817	84,426
Pixelworks, Inc.*	3,612	27,343
PLX Technology, Inc.*	6,536	42,288
QuickLogic Corp.*	8,933	46,184
Rubicon Technology, Inc.*	4,173	36,514
Rudolph Technologies, Inc.*	5,264	52,008
Sigma Designs, Inc.*	5,468	25,043
Silicon Image, Inc.*	12,486	62,929
Spansion, Inc., Class A*	29,041	611,894
STR Holdings, Inc.*	3,790	5,117
Trina Solar Ltd. (ADR)*	39,825	510,955
Ultra Clean Holdings, Inc.*	4,683	42,381
Vitesse Semiconductor Corp.*	7,934	27,372
Xcerra Corp.*	7,665	69,752

		5,650,961

Software (3.6%)
A10 Networks, Inc.*	2,020	26,866
Actuate Corp.*	7,298	34,811
American Software, Inc., Class A	4,059	40,103
Asure Software, Inc.*	863	5,213
Aware, Inc.*	2,462	16,151
BSQUARE Corp.*	1,998	6,394
Callidus Software, Inc.*	7,343	87,675
Cinedigm Corp., Class A*	12,489	31,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Comverse, Inc.*	3,531	$94,207
Cover-All Technologies, Inc.*	2,794	3,381
Covisint Corp.*	1,269	6,167
Cyan, Inc.*	4,373	17,623
Datawatch Corp.*	1,412	21,124
Digimarc Corp.	1,051	34,263
Document Security Systems, Inc.*	7,683	10,526
Ellie Mae, Inc.*	4,493	139,867
EnerNOC, Inc.*	4,301	81,504
Envivio, Inc.*	3,090	7,416
Epiq Systems, Inc.	4,959	69,674
ePlus, Inc.*	808	47,026
Evolving Systems, Inc.	1,627	13,927
Exa Corp.*	1,745	19,649
FalconStor Software, Inc.*	4,905	8,338
Finjan Holdings, Inc.*	883	3,638
Gigamon, Inc.*	3,828	73,268
Globalscape, Inc.	2,251	5,515
Glu Mobile, Inc.*	14,415	72,075
GSE Systems, Inc.*	963	1,599
Guidance Software, Inc.*	2,892	26,375
Imperva, Inc.*	16,820	440,348
Jive Software, Inc.*	6,722	57,204
Liquid Holdings Group, Inc.*	6,653	12,707
Mandalay Digital Group, Inc.*	4,071	16,080
Materialise N.V. (ADR)*	37,313	429,099
Mavenir Systems, Inc.*	37,276	564,731
Mind CTI Ltd.	2,750	6,600
Mitek Systems, Inc.*	4,320	14,386
Model N, Inc.*	3,035	33,537
NetSol Technologies, Inc.*	1,406	5,455
Park City Group, Inc.*	1,602	17,446
Paycom Software, Inc.*	1,035	15,101
QAD, Inc., Class A	1,052	22,429
Qualys, Inc.*	20,529	526,979
Rally Software Development Corp.*	3,935	42,852
Rosetta Stone, Inc.*	3,384	32,892
Rubicon Project, Inc.*	32,913	422,603
Sapiens International Corp. N.V.*	3,959	31,672
SeaChange International, Inc.*	5,228	41,876
Silver Spring Networks, Inc.*	23,935	319,054
Smith Micro Software, Inc.*	5,816	6,049
Sonic Foundry, Inc.*	581	6,228
TeleCommunication Systems, Inc., Class A*	7,843	25,803
Telenav, Inc.*	4,400	25,036
TigerLogic Corp.*	2,586	3,465
VASCO Data Security International, Inc.*	4,684	54,334
Vringo, Inc.*	11,559	39,532
Wave Systems Corp., Class A*	6,681	9,420

		4,228,391

Technology Hardware, Storage & Peripherals (1.2%)
Astro-Med, Inc.	967	13,141
Concurrent Computer Corp.	1,560	11,638
Cray, Inc.*	21,226	564,612
Crossroads Systems, Inc.*	2,201	7,373
Dot Hill Systems Corp.*	9,527	44,777
Hutchinson Technology, Inc.*	4,406	11,015

Imation Corp.*	5,638	$19,395
Immersion Corp.*	4,469	56,846
Intevac, Inc.*	3,796	30,406
Overland Storage, Inc.*	1,112	5,393
Quantum Corp.*	34,942	42,629
Qumu Corp.*	1,434	20,062
Silicon Graphics International Corp.*	5,493	52,843
TransAct Technologies, Inc.	1,486	15,395
USA Technologies, Inc.*	5,569	11,750
Violin Memory, Inc.*	115,389	511,173
Xplore Technologies Corp.*	967	5,579

		1,424,027

Total Information Technology		24,763,385

Materials (1.9%)
Chemicals (1.1%)
Advanced Emissions Solutions, Inc.*	3,483	79,865
American Vanguard Corp.	4,511	59,635
Chase Corp.	1,066	36,393
China Green Agriculture, Inc.*	3,091	6,800
Clean Diesel Technologies, Inc.*	2,169	5,878
Codexis, Inc.*	5,091	7,433
Core Molding Technologies, Inc.*	1,228	15,964
Flotek Industries, Inc.*	17,609	566,306
ForceField Energy, Inc.*	1,004	5,331
FutureFuel Corp.	3,454	57,302
Hawkins, Inc.	1,682	62,470
Ikonics Corp.*	154	3,876
KMG Chemicals, Inc.	1,508	27,114
Landec Corp.*	4,275	53,395
Marrone Bio Innovations, Inc.*	1,855	21,555
Northern Technologies International Corp.*	640	13,478
OMNOVA Solutions, Inc.*	7,585	68,948
Penford Corp.*	1,583	20,310
Senomyx, Inc.*	6,756	58,439
TOR Minerals International, Inc.*	375	3,746
Trecora Resources*	3,624	42,908
Zep, Inc.	3,642	64,318

		1,281,464

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	300	19,440
US Concrete, Inc.*	2,310	57,172

		76,612

Containers & Packaging (0.1%)
AEP Industries, Inc.*	701	24,444
Myers Industries, Inc.	4,378	87,954
UFP Technologies, Inc.*	955	23,006

		135,404

Metals & Mining (0.5%)
A.M. Castle & Co.*	3,013	33,264
Allied Nevada Gold Corp.*	16,481	61,969
Ampco-Pittsburgh Corp.	1,317	30,212
Comstock Mining, Inc.*	13,349	22,293

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Friedman Industries, Inc.	1,123	$9,489
General Moly, Inc.*	10,843	12,469
Gold Resource Corp.	5,845	29,576
Handy & Harman Ltd.*	768	20,559
Horsehead Holding Corp.*	8,047	146,938
Noranda Aluminum Holding Corp.	7,127	25,158
Olympic Steel, Inc.	1,459	36,110
Rare Element Resources Ltd.*	7,951	10,336
Solitario Exploration & Royalty Corp.*	5,786	7,638
Synalloy Corp.	1,533	25,172
U.S. Antimony Corp.*	9,091	12,909
Universal Stainless & Alloy Products, Inc.*	1,097	35,631
Walter Energy, Inc.	10,527	57,372

		577,095

Paper & Forest Products (0.2%)
Neenah Paper, Inc.	2,605	138,456
Verso Paper Corp.*	2,761	5,798
Wausau Paper Corp.	6,573	71,120

		215,374

Total Materials		2,285,949

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.8%)
8x8, Inc.*	14,088	113,831
Alaska Communications Systems Group, Inc.*	7,634	13,741
Alteva*	1,014	6,997
Cbeyond, Inc.*	4,391	43,690
Consolidated Communications Holdings, Inc.	6,465	143,782
Enventis Corp.	2,231	35,339
FairPoint Communications, Inc.*	3,343	46,702
General Communication, Inc., Class A*	5,694	63,090
Hawaiian Telcom Holdco, Inc.*	1,677	47,979
IDT Corp., Class B	2,749	47,888
inContact, Inc.*	9,676	88,922
Inteliquent, Inc.	5,139	71,278
Lumos Networks Corp.	3,020	43,699
magicJack VocalTec Ltd.*	2,842	42,971
ORBCOMM, Inc.*	7,077	46,637
Straight Path Communications, Inc., Class B*	1,504	15,341
Towerstream Corp.*	9,753	18,921
xG Technology, Inc.*	2,327	4,677

		895,485

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	3,669	25,059
NTELOS Holdings Corp.	2,696	33,592
Shenandoah Telecommunications Co.	3,815	116,205
USA Mobility, Inc.	3,399	52,345

		227,201

Total Telecommunication Services		1,122,686

Utilities (0.6%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B*	2,255	$17,747
Unitil Corp.	2,290	77,471

		95,218

Gas Utilities (0.1%)
Chesapeake Utilities Corp.	1,565	111,631
Delta Natural Gas Co., Inc.	1,209	26,550
Gas Natural, Inc.	2,083	21,955
RGC Resources, Inc.	292	5,635

		165,771

Independent Power and Renewable Electricity Producers (0.1%)
American DG Energy, Inc.*	4,419	7,954
Atlantic Power Corp.	19,385	79,479

		87,433

Water Utilities (0.3%)
Artesian Resources Corp., Class A	1,357	30,505
Cadiz, Inc.*	2,690	22,408
Connecticut Water Service, Inc.	1,796	60,831
Consolidated Water Co., Ltd.	2,372	27,918
Middlesex Water Co.	2,632	55,746
Pure Cycle Corp.*	2,726	18,455
SJW Corp.	2,518	68,490
York Water Co.	2,165	45,075

		329,428

Total Utilities		677,850

Total Common Stocks (98.6%) (Cost $108,030,990)		114,816,854

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Banks (0.0%)
Unity Bancorp, Inc., expiring 8/8/14* (Cost $—)	609	55

Total Investments (98.6%) (Cost $108,030,990)		114,816,909
Other Assets Less Liabilities (1.4%)		1,638,717

Net Assets (100%)		$116,455,626

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	8	September-14	$933,576	$952,240	$18,664

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,321,500	$3,058	$—	$15,324,558
Consumer Staples	2,993,841	12,470	—	3,006,311
Energy	4,394,767	—	—	4,394,767
Financials	18,128,359	—	—	18,128,359
Health Care	31,462,958	—	—	31,462,958
Industrials	13,630,825	19,206	—	13,650,031
Information Technology	24,763,385	—	—	24,763,385
Materials	2,285,949	—	—	2,285,949
Telecommunication Services	1,122,686	—	—	1,122,686
Utilities	677,850	—	—	677,850
Futures	18,664	—	—	18,664
Rights
Financials	—	55	—	55

Total Assets	$114,800,784	$34,789	$—	$114,835,573

Total Liabilities	$—	$—	$—	$—

Total	$114,800,784	$34,789	$—	$114,835,573

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	18,664	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$18,664

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized
	depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized
	depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(21,019)	—	—	(21,019)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(21,019)	$—	$—	$(21,019)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	18,664	—	—	18,664
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$18,664	$—	$—	$18,664

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

This Portfolio held futures contracts with an average notional balance of approximately $769,000 for three months during the period ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$18,664	(c)	$—	$—	$18,664

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the period ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$92,996,243
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$35,783,409

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,917,601
Aggregate gross unrealized depreciation	(5,131,682)

Net unrealized appreciation	$6,785,919

Federal income tax cost of investments	$108,030,990

For the period ended June 30, 2014, the Portfolio incurred approximately $298 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $108,030,990)	$114,816,909
Cash	1,112,789
Cash held as collateral at broker	47,000
Receivable for securities sold	11,929,006
Dividends, interest and other receivables	59,145
Deferred offering cost	18,613
Due from broker for futures variation margin	6,877
Receivable from Separate Accounts for Trust shares sold	1,735

Total assets	127,992,074

LIABILITIES
Payable for securities purchased	11,394,672
Investment management fees payable	65,869
Offering costs payable	23,427
Administrative fees payable	19,301
Payable to Separate Accounts for Trust shares redeemed	5,396
Trustees’ fees payable	195
Distribution fees payable – Class IB	5
Accrued expenses	27,583

Total liabilities	11,536,448

NET ASSETS	$116,455,626

Net assets were comprised of:
Paid in capital	$109,177,843
Accumulated undistributed net investment income (loss)	(42,284)
Accumulated undistributed net realized gain (loss) on investments and futures	515,484
Net unrealized appreciation (depreciation) on investments and futures	6,804,583

Net assets	$116,455,626

Class IB
Net asset value, offering and redemption price per share, $25,470 / 2,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.19

Class K
Net asset value, offering and redemption price per share, $116,430,156 / 11,425,301 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.19

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2014* (Unaudited)

INVESTMENT INCOME
Dividends (net of $379 foreign withholding tax)	$184,143
Interest	833

Total income	184,976

EXPENSES
Investment management fees	183,876
Administrative fees	36,043
Custodian fees	14,479
Professional fees	11,767
Offering costs	4,814
Printing and mailing expenses	1,129
Trustees’ fees	203
Distribution fees – Class IB	12
Miscellaneous	290

Gross expenses	252,613
Less: Waiver from investment manager	(25,353)

Net expenses	227,260

NET INVESTMENT INCOME (LOSS)	(42,284)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	536,503
Futures	(21,019)

Net realized gain (loss)	515,484

Change in unrealized appreciation (depreciation) on:
Investments	1,669,676
Futures	18,664

Net change in unrealized appreciation (depreciation)	1,688,340

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,203,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,161,540

*	The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

April 21, 2014* to June 30, 2014 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(42,284)
Net realized gain (loss) on investments and futures	515,484
Net change in unrealized appreciation (depreciation) on investments and futures	1,688,340

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,161,540

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,500 shares ]	25,000

Total Class IB transactions	25,000

Class K
Capital shares sold [ 95,446 shares ]	911,496
Capital shares sold in-kind (Note 9)[ 11,525,821 shares ]	115,258,210
Capital shares repurchased [ (195,966) shares ]	(1,900,620)

Total Class K transactions	114,269,086

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	114,294,086

TOTAL INCREASE (DECREASE) IN NET ASSETS	116,455,626
NET ASSETS:
Beginning of period	—

End of period (a)	$116,455,626

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(42,284)

* The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	April 21, 2014* to June 30, 2014 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and futures	0.20

Total from investment operations	0.19

Net asset value, end of period	$10.19

Total return (b)	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%
Before waivers and reimbursements (a)	14.37%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.49	)%(l)
Before waivers and reimbursements (a)	(13.56	)%(l)
Portfolio turnover rate (z)	43%

Class K	April 21, 2014* to June 30, 2014 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	0.19

Total from investment operations	0.19

Net asset value, end of period	$10.19

Total return (b)	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$116,430
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%
Before waivers and reimbursements (a)	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.20	)%(l)
Before waivers and reimbursements (a)	(0.27	)%(l)
Portfolio turnover rate (z)	43%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	26.6%
Consumer Discretionary	21.8
Health Care	16.2
Industrials	14.3
Financials	9.3
Materials	3.3
Energy	3.0
Consumer Staples	2.2
Telecommunication Services	0.6
Utilities	0.1
Cash and Other	2.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 21, 2014, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/14†	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,030.00	$2.61
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,031.00	2.09
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

†   Commenced operations on April 21, 2014.

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 75/365 for Class IB and Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (21.8%)
Auto Components (1.5%)
American Axle & Manufacturing Holdings, Inc.*	10,205	$192,772
Cooper Tire & Rubber Co.	894	26,820
Cooper-Standard Holding, Inc.*	117	7,741
Dana Holding Corp.	11,769	287,399
Dorman Products, Inc.*	4,072	200,831
Drew Industries, Inc.	3,560	178,036
Fox Factory Holding Corp.*	109,592	1,927,723
Gentherm, Inc.*	5,326	236,741
Modine Manufacturing Co.*	2,069	32,566
Motorcar Parts of America, Inc.*	2,274	55,372
Remy International, Inc.	142	3,316
Shiloh Industries, Inc.*	1,169	21,580
Standard Motor Products, Inc.	1,790	79,959
Stoneridge, Inc.*	3,320	35,590
Strattec Security Corp.	405	26,118
Tenneco, Inc.*	9,186	603,520
Tower International, Inc.*	3,103	114,315

		4,030,399

Automobiles (0.0%)
Winnebago Industries, Inc.*	4,122	103,792

Distributors (0.1%)
Core-Mark Holding Co., Inc.	488	22,267
Pool Corp.	6,805	384,891

		407,158

Diversified Consumer Services (0.7%)
2U, Inc.*	604	10,153
American Public Education, Inc.*	2,496	85,813
Bright Horizons Family Solutions, Inc.*	4,617	198,254
Capella Education Co.	1,651	89,798
Carriage Services, Inc.	428	7,332
Collectors Universe, Inc.	1,023	20,041
Education Management Corp.*	625	1,056
Grand Canyon Education, Inc.*	7,032	323,261
Hillenbrand, Inc.	9,458	308,520
ITT Educational Services, Inc.*	297	4,957
JTH Holding, Inc., Class A*	592	19,720
K12, Inc.*	2,206	53,098
LifeLock, Inc.*	12,142	169,502
Sotheby’s, Inc.	9,193	386,014
Strayer Education, Inc.*	1,632	85,696
Weight Watchers International, Inc.	3,831	77,271

		1,840,486

Hotels, Restaurants & Leisure (6.3%)
BJ’s Restaurants, Inc.*	44,051	1,537,820
Bloomin’ Brands, Inc.*	11,636	260,995
Boyd Gaming Corp.*	9,432	114,410
Bravo Brio Restaurant Group, Inc.*	2,627	41,007
Buffalo Wild Wings, Inc.*	2,852	472,605
Caesars Entertainment Corp.*	1,078	19,490
Cheesecake Factory, Inc.	7,533	349,682

Churchill Downs, Inc.	1,322	119,125
Chuy’s Holdings, Inc.*	2,475	89,843
ClubCorp Holdings, Inc.	3,295	61,089
Cracker Barrel Old Country Store, Inc.	2,698	268,640
Del Frisco’s Restaurant Group, Inc.*	3,555	97,976
Denny’s Corp.*	8,920	58,158
Diamond Resorts International, Inc.*	5,378	125,146
DineEquity, Inc.	988	78,536
Einstein Noah Restaurant Group, Inc.	1,397	22,436
Famous Dave’s of America, Inc.*	701	20,119
Fiesta Restaurant Group, Inc.*	161,133	7,478,183
Ignite Restaurant Group, Inc.*	1,162	16,919
Interval Leisure Group, Inc.	4,622	101,407
Jack in the Box, Inc.	6,035	361,134
Jamba, Inc.*	2,598	31,436
Krispy Kreme Doughnuts, Inc.*	121,935	1,948,521
La Quinta Holdings, Inc.*	4,793	91,738
Life Time Fitness, Inc.*	350	17,059
Morgans Hotel Group Co.*	1,527	12,109
Multimedia Games Holding Co., Inc.*	4,463	132,283
Nathan’s Famous, Inc.*	471	25,523
Noodles & Co.*	1,628	55,987
Papa John’s International, Inc.	4,616	195,672
Papa Murphy’s Holdings, Inc.*	53,948	516,822
Pinnacle Entertainment, Inc.*	8,538	214,987
Popeyes Louisiana Kitchen, Inc.*	3,574	156,220
Potbelly Corp.*	90,161	1,438,970
Red Robin Gourmet Burgers, Inc.*	2,155	153,436
Ruth’s Hospitality Group, Inc.	3,528	43,571
Scientific Games Corp., Class A*	4,918	54,688
Sonic Corp.*	5,771	127,424
Texas Roadhouse, Inc.	10,495	272,870
Vail Resorts, Inc.	5,457	421,171
Zoe’s Kitchen, Inc.*	878	30,186

		17,635,393

Household Durables (1.0%)
Beazer Homes USA, Inc.*	1,732	36,337
Cavco Industries, Inc.*	1,331	113,534
Dixie Group, Inc.*	1,737	18,395
Helen of Troy Ltd.*	1,622	98,342
Installed Building Products, Inc.*	1,286	15,754
iRobot Corp.*	23,491	961,956
KB Home	9,339	174,453
La-Z-Boy, Inc.	6,724	155,795
LGI Homes, Inc.*	506	9,235
Libbey, Inc.*	3,052	81,305
SodaStream International Ltd.*	31,469	1,057,358
Turtle Beach Corp.*	1,051	9,711
Universal Electronics, Inc.*	2,395	117,068
William Lyon Homes, Class A*	340	10,350

		2,859,593

Internet & Catalog Retail (4.4%)
Blue Nile, Inc.*	83,391	2,334,948
Coupons.com, Inc.*	26,153	688,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

FTD Cos., Inc.*	281	$8,933
Groupon, Inc.*	110,996	734,794
HSN, Inc.	5,005	296,496
Jumei International Holding Ltd. (ADR)*	57,958	1,576,458
MakeMyTrip Ltd.*	69,974	2,458,187
Nutrisystem, Inc.	4,353	74,480
Ocado Group plc*	439,212	2,790,941
Orbitz Worldwide, Inc.*	3,547	31,568
Overstock.com, Inc.*	1,724	27,187
Peixe Urbano, Inc. (ADR)*†(b)	10,195	—
PetMed Express, Inc.	3,065	41,316
Qunar Cayman Islands Ltd. (ADR)*	27,443	783,498
RetailMeNot, Inc.*	4,642	123,524
Shutterfly, Inc.*	3,546	152,691
ValueVision Media, Inc., Class A*	2,150	10,728
Vitacost.com, Inc.*	3,340	20,908

		12,154,742

Leisure Products (0.3%)
Arctic Cat, Inc.	690	27,200
Brunswick Corp.	6,998	294,826
Escalade, Inc.	309	4,987
Malibu Boats, Inc., Class A*	1,074	21,587
Marine Products Corp.	1,528	12,682
Nautilus, Inc.*	2,918	32,361
Smith & Wesson Holding Corp.*	8,316	120,915
Sturm Ruger & Co., Inc.	2,929	172,840

		687,398

Media (2.1%)
Aimia, Inc.	262,175	4,589,690
Carmike Cinemas, Inc.*	3,474	122,042
Crown Media Holdings, Inc., Class A*	4,105	14,901
Cumulus Media, Inc., Class A*	13,839	91,199
Entravision Communications Corp., Class A	8,317	51,732
Eros International plc*	1,064	16,141
Global Sources Ltd.*	410	3,395
Gray Television, Inc.*	7,465	98,015
Loral Space & Communications, Inc.*	1,979	143,853
Martha Stewart Living Omnimedia, Inc., Class A*	3,345	15,721
MDC Partners, Inc., Class A	1,597	34,320
National CineMedia, Inc.	2,022	35,405
Nexstar Broadcasting Group, Inc., Class A	4,621	238,490
Radio One, Inc., Class D*	3,475	17,132
ReachLocal, Inc.*	1,261	8,865
Rentrak Corp.*	1,380	72,381
Saga Communications, Inc., Class A	126	5,383
Sinclair Broadcast Group, Inc., Class A	10,368	360,288
World Wrestling Entertainment, Inc., Class A	4,486	53,518

		5,972,471

Multiline Retail (0.6%)
Burlington Stores, Inc.*	3,853	$122,757
Poundland Group plc*	276,730	1,501,298
Tuesday Morning Corp.*	5,316	94,731

		1,718,786

Specialty Retail (4.1%)
America’s Car-Mart, Inc.*	198	7,831
ANN, Inc.*	7,065	290,654
Asbury Automotive Group, Inc.*	4,623	317,785
Brown Shoe Co., Inc.	3,188	91,209
Buckle, Inc.	4,241	188,131
Build-A-Bear Workshop, Inc.*	1,326	17,715
Cato Corp., Class A	622	19,220
Christopher & Banks Corp.*	5,540	48,531
Citi Trends, Inc.*	48,316	1,036,861
Conn’s, Inc.*	4,177	206,302
Container Store Group, Inc.*	2,591	71,978
Destination Maternity Corp.	303	6,899
Destination XL Group, Inc.*	880	4,849
Express, Inc.*	759	12,926
Finish Line, Inc., Class A	1,817	54,038
Five Below, Inc.*	70,279	2,804,835
Francesca’s Holdings Corp.*	6,380	94,041
Genesco, Inc.*	320	26,282
Group 1 Automotive, Inc.	670	56,488
hhgregg, Inc.*	677	6,885
Hibbett Sports, Inc.*	3,908	211,696
Kirkland’s, Inc.*	1,312	24,338
Lithia Motors, Inc., Class A	3,445	324,071
Lumber Liquidators Holdings, Inc.*	21,599	1,640,444
Mattress Firm Holding Corp.*	2,262	108,011
Men’s Wearhouse, Inc.	5,749	320,794
Monro Muffler Brake, Inc.	4,754	252,865
New York & Co., Inc.*	2,096	7,734
Outerwall, Inc.*	3,078	182,679
Pacific Sunwear of California, Inc.*	6,189	14,730
Pier 1 Imports, Inc.	14,242	219,469
Restoration Hardware Holdings, Inc.*	25,076	2,333,322
Select Comfort Corp.*	8,190	169,205
Sportsman’s Warehouse Holdings, Inc.*	543	4,344
Tile Shop Holdings, Inc.*	4,227	64,631
Vitamin Shoppe, Inc.*	2,341	100,710
Winmark Corp.	353	24,579
Zumiez, Inc.*	2,487	68,616

		11,435,698

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	1,389	114,801
Crocs, Inc.*	1,716	25,792
Culp, Inc.	214	3,726
G-III Apparel Group Ltd.*	2,695	220,074
Iconix Brand Group, Inc.*	2,381	102,240
Movado Group, Inc.	1,243	51,796
Oxford Industries, Inc.	2,190	146,007
Quiksilver, Inc.*	12,706	45,487
R.G. Barry Corp.	96	1,819
Sequential Brands Group, Inc.*	1,997	27,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Skechers U.S.A., Inc., Class A*	4,360	$199,252
Steven Madden Ltd.*	8,794	301,634
Tumi Holdings, Inc.*	7,634	153,672
Vera Bradley, Inc.*	3,305	72,280
Vince Holding Corp.*	1,684	61,668
Wolverine World Wide, Inc.	15,294	398,562

		1,926,389

Total Consumer Discretionary		60,772,305

Consumer Staples (2.2%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*	1,260	281,635
Coca-Cola Bottling Co. Consolidated	650	47,885
Craft Brew Alliance, Inc.*	1,345	14,876
Crimson Wine Group Ltd.*	68,242	617,590
National Beverage Corp.*	1,731	32,751

		994,737

Food & Staples Retailing (0.9%)
Andersons, Inc.	3,930	202,709
Casey’s General Stores, Inc.	5,808	408,244
Chefs’ Warehouse, Inc.*	2,243	44,344
Fairway Group Holdings Corp.*	81,374	541,137
Fresh Market, Inc.*	6,455	216,049
Liberator Medical Holdings, Inc.	4,715	17,681
Natural Grocers by Vitamin Cottage, Inc.*	1,367	29,268
PriceSmart, Inc.	2,822	245,627
Susser Holdings Corp.*	2,789	225,128
United Natural Foods, Inc.*	7,489	487,534

		2,417,721

Food Products (0.7%)
Alico, Inc.	52	1,949
Annie’s, Inc.*	2,565	86,748
B&G Foods, Inc.	7,691	251,419
Boulder Brands, Inc.*	8,517	120,771
Calavo Growers, Inc.	2,026	68,540
Cal-Maine Foods, Inc.	2,338	173,760
Darling Ingredients, Inc.*	4,910	102,619
Diamond Foods, Inc.*	3,280	92,496
Farmer Bros Co.*	1,120	24,203
Inventure Foods, Inc.*	2,308	26,011
J&J Snack Foods Corp.	2,248	211,582
Lancaster Colony Corp.	1,751	166,625
Lifeway Foods, Inc.*	723	10,108
Limoneira Co.	1,684	36,997
Sanderson Farms, Inc.	2,985	290,142
Seaboard Corp.*	3	9,061
Tootsie Roll Industries, Inc.	2,589	76,220
TreeHouse Foods, Inc.*	2,879	230,522

		1,979,773

Household Products (0.1%)
Central Garden & Pet Co., Class A*	677	6,228
Harbinger Group, Inc.*	5,175	65,723
Oil-Dri Corp. of America	151	4,616

Orchids Paper Products Co.	979	31,367
WD-40 Co.	2,259	169,922

		277,856

Personal Products (0.1%)
Female Health Co.	2,393	13,186
IGI Laboratories, Inc.*	4,311	22,891
Inter Parfums, Inc.	188	5,555
Medifast, Inc.*	2,002	60,881
Revlon, Inc., Class A*	422	12,871
Synutra International, Inc.*	2,274	15,259
USANA Health Sciences, Inc.*	971	75,874

		206,517

Tobacco (0.0%)
22nd Century Group, Inc.*	6,192	19,010
Vector Group Ltd.	6,218	128,588

		147,598

Total Consumer Staples		6,024,202

Energy (3.0%)
Energy Equipment & Services (0.6%)
Basic Energy Services, Inc.*	4,798	140,198
C&J Energy Services, Inc.*	5,941	200,687
CARBO Ceramics, Inc.	2,975	458,507
Forum Energy Technologies, Inc.*	3,325	121,130
Geospace Technologies Corp.*	210	11,567
Glori Energy, Inc.*	1,820	19,765
Gulf Island Fabrication, Inc.	782	16,829
ION Geophysical Corp.*	3,225	13,609
Matrix Service Co.*	3,976	130,373
North Atlantic Drilling Ltd.	2,729	28,982
PHI, Inc. (Non-Voting)*	98	4,368
Pioneer Energy Services Corp.*	6,795	119,184
Profire Energy, Inc.*	2,010	9,065
RigNet, Inc.*	1,814	97,629
Tesco Corp.	461	9,838
Willbros Group, Inc.*	6,022	74,372

		1,456,103

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	12,549	78,557
Adams Resources & Energy, Inc.	20	1,563
Alon USA Energy, Inc.	1,131	14,070
Apco Oil and Gas International, Inc.*	197	2,843
Approach Resources, Inc.*	2,531	57,530
Bonanza Creek Energy, Inc.*	4,948	282,976
BPZ Resources, Inc.*	7,956	24,505
Carrizo Oil & Gas, Inc.*	6,861	475,193
Clayton Williams Energy, Inc.*	887	121,847
Clean Energy Fuels Corp.*	5,920	69,382
Delek U.S. Holdings, Inc.	4,678	132,060
Diamondback Energy, Inc.*	5,744	510,067
Evolution Petroleum Corp.	2,935	32,138
EXCO Resources, Inc.	8,798	51,820
Forest Oil Corp.*	1,903	4,339
FX Energy, Inc.*	8,233	29,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

GasLog Ltd.	1,215	$38,746
Gastar Exploration, Inc.*	7,788	67,833
Goodrich Petroleum Corp.*	5,250	144,900
Green Plains, Inc.	4,770	156,790
Gulfport Energy Corp.*	21,188	1,330,606
Isramco, Inc.*	134	17,034
Jones Energy, Inc., Class A*	1,682	34,481
Kodiak Oil & Gas Corp.*	40,226	585,288
Magnum Hunter Resources Corp.*	29,984	245,869
Matador Resources Co.*	6,243	182,795
Miller Energy Resources, Inc.*	311	1,990
Pacific Ethanol, Inc.*	215	3,287
Panhandle Oil and Gas, Inc., Class A	1,051	58,888
Parsley Energy, Inc., Class A*	7,535	181,367
PDC Energy, Inc.*	387	24,439
PetroQuest Energy, Inc.*	8,033	60,408
Quicksilver Resources, Inc.*	2,543	6,790
REX American Resources Corp.*	757	55,496
Rex Energy Corp.*	7,243	128,274
Ring Energy, Inc.*	2,792	48,720
Rosetta Resources, Inc.*	1,184	64,942
RSP Permian, Inc.*	929	30,137
Sanchez Energy Corp.*	4,146	155,848
SemGroup Corp., Class A	6,442	507,952
Solazyme, Inc.*	11,485	135,293
Synergy Resources Corp.*	10,042	133,057
TransAtlantic Petroleum Ltd.*	1,737	19,784
Triangle Petroleum Corp.*	6,414	75,365
Vertex Energy, Inc.*	1,811	17,585
W&T Offshore, Inc.	2,006	32,838
Western Refining, Inc.	8,038	301,827

		6,737,240

Total Energy		8,193,343

Financials (9.3%)
Banks (0.4%)
Bank of the Ozarks, Inc.	12,013	401,835
Cardinal Financial Corp.	252	4,652
CommunityOne Bancorp*	113	1,096
Eagle Bancorp, Inc.*	2,534	85,522
First Financial Bankshares, Inc.	5,353	167,924
Home BancShares, Inc./Arkansas	6,578	215,890
Independent Bank Group, Inc.	592	32,957
Investors Bancorp, Inc.	6,556	72,444
ServisFirst Bancshares, Inc.*	21	1,815
Square 1 Financial, Inc., Class A*	290	5,513
Texas Capital Bancshares, Inc.*	2,295	123,815
ViewPoint Financial Group, Inc.	678	18,245
Western Alliance Bancorp*	6,078	144,656

		1,276,364

Capital Markets (4.8%)
BGC Partners, Inc., Class A	7,297	54,290
Cohen & Steers, Inc.	2,918	126,583
Diamond Hill Investment Group, Inc.	429	54,792
Evercore Partners, Inc., Class A	4,988	287,508
Financial Engines, Inc.	90,139	4,081,494

GAMCO Investors, Inc., Class A	966	80,226
Greenhill & Co., Inc.	66,201	3,260,399
HFF, Inc., Class A	4,948	184,016
ICG Group, Inc.*	36,882	770,096
INTL FCStone, Inc.*	572	11,394
Ladenburg Thalmann Financial Services, Inc.*	15,274	48,113
Main Street Capital Corp.	1	33
Marcus & Millichap, Inc.*	1,200	30,612
Moelis & Co.*	140	4,706
Pzena Investment Management, Inc., Class A	1,771	19,765
RCS Capital Corp., Class A	632	13,417
Silvercrest Asset Management Group, Inc., Class A	833	14,336
Virtus Investment Partners, Inc.*	1,068	226,149
Westwood Holdings Group, Inc.	1,104	66,284
WisdomTree Investments, Inc.*	322,924	3,991,341

		13,325,554

Consumer Finance (0.4%)
Credit Acceptance Corp.*	1,069	131,594
Encore Capital Group, Inc.*	2,656	120,636
First Cash Financial Services, Inc.*	4,372	251,783
Portfolio Recovery Associates, Inc.*	7,555	449,749
World Acceptance Corp.*	1,265	96,089

		1,049,851

Diversified Financial Services (1.9%)
Capitol Acquisition Corp. II*	56,077	561,891
Eurazeo S.A.	52,217	4,343,670
MarketAxess Holdings, Inc.	5,694	307,818

		5,213,379

Insurance (0.2%)
AmTrust Financial Services, Inc.	3,255	136,092
Atlas Financial Holdings, Inc.*	1,621	24,574
Crawford & Co., Class B	1,187	11,965
eHealth, Inc.*	2,869	108,936
Employers Holdings, Inc.	2,741	58,054
Federated National Holding Co.	1,543	39,347
HCI Group, Inc.	951	38,611
Heritage Insurance Holdings, Inc.*	1,024	15,575
Infinity Property & Casualty Corp.	632	42,489
Maiden Holdings Ltd.	806	9,745
National Interstate Corp.	223	6,248
United Insurance Holdings Corp.	2,277	39,301
Universal Insurance Holdings, Inc.	4,425	57,392

		588,329

Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	298	110,102
Aviv REIT, Inc. (REIT)	243	6,845
CareTrust REIT, Inc. (REIT)*	2,822	55,876
CoreSite Realty Corp. (REIT)	3,172	104,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

DuPont Fabros Technology, Inc. (REIT)	3,096	$83,468
EastGroup Properties, Inc. (REIT)	4,295	275,868
Empire State Realty Trust, Inc. (REIT), Class A	13,806	227,799
Glimcher Realty Trust (REIT)	18,661	202,099
National Health Investors, Inc. (REIT)	4,977	311,361
Potlatch Corp. (REIT)	6,131	253,824
PS Business Parks, Inc. (REIT)	1,489	124,317
QTS Realty Trust, Inc. (REIT), Class A	1,794	51,362
Ryman Hospitality Properties, Inc. (REIT)	3,375	162,506
Sabra Health Care REIT, Inc. (REIT)	6,693	192,156
Saul Centers, Inc. (REIT)	1,278	62,111
Sovran Self Storage, Inc. (REIT)	4,324	334,029
Strategic Hotels & Resorts, Inc. (REIT)*	28,561	334,449
Sun Communities, Inc. (REIT)	6,183	308,161
UMH Properties, Inc. (REIT)	475	4,764
Universal Health Realty Income Trust (REIT)	1,705	74,133
Urstadt Biddle Properties, Inc. (REIT), Class A	2,480	51,782

		3,331,910

Real Estate Management & Development (0.2%)
Altisource Asset Management Corp.*	174	125,813
Altisource Portfolio Solutions S.A.*	2,199	251,962
Consolidated-Tomoka Land Co.	174	7,987
Forestar Group, Inc.*	493	9,411
Kennedy-Wilson Holdings, Inc.	855	22,931
St. Joe Co.*	3,894	99,024
Tejon Ranch Co.*	165	5,311

		522,439

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc.*	2,156	158,401
Essent Group Ltd.*	6,272	126,004
Kearny Financial Corp.*	269	4,073
Meridian Interstate Bancorp, Inc.*	1,287	33,050
MGIC Investment Corp.*	21,275	196,581
Radian Group, Inc.	5,804	85,957
Stonegate Mortgage Corp.*	315	4,394
Tree.com, Inc.*	441	12,851
United Financial Bancorp, Inc.	1,350	18,293

		639,604

Total Financials		25,947,430

Health Care (16.2%)
Biotechnology (5.3%)
ACADIA Pharmaceuticals, Inc.*	10,955	247,473
Acceleron Pharma, Inc.*	2,478	84,178
Achillion Pharmaceuticals, Inc.*	3,099	23,459
Acorda Therapeutics, Inc.*	6,279	211,665

Actinium Pharmaceuticals, Inc.*	2,962	21,386
Adamas Pharmaceuticals, Inc.*	397	7,257
Aegerion Pharmaceuticals, Inc.*	4,449	142,768
Agenus, Inc.*	7,402	23,834
Agios Pharmaceuticals, Inc.*	12,467	571,238
Akebia Therapeutics, Inc.*	1,179	32,764
Alder Biopharmaceuticals, Inc.*	1,203	24,144
Alnylam Pharmaceuticals, Inc.*	6,475	409,026
AMAG Pharmaceuticals, Inc.*	2,259	46,806
Anacor Pharmaceuticals, Inc.*	1,825	32,357
Applied Genetic Technologies Corp.*	729	16,840
Arena Pharmaceuticals, Inc.*	33,118	194,071
ARIAD Pharmaceuticals, Inc.*	24,851	158,301
Array BioPharma, Inc.*	15,382	70,142
Arrowhead Research Corp.*	7,825	111,976
Auspex Pharmaceuticals, Inc.*	1,215	27,058
BioCryst Pharmaceuticals, Inc.*	8,388	106,947
BioSpecifics Technologies Corp.*	542	14,612
BioTime, Inc.*	7,801	23,793
Bluebird Bio, Inc.*	2,872	110,773
Cara Therapeutics, Inc.*	814	13,854
Celldex Therapeutics, Inc.*	12,224	199,496
Cellular Dynamics International, Inc.*	1,359	19,801
Cepheid, Inc.*	10,514	504,041
Chimerix, Inc.*	4,061	89,098
Clovis Oncology, Inc.*	3,722	154,128
CTI BioPharma Corp.*	20,236	56,863
Cytori Therapeutics, Inc.*	7,064	16,883
CytRx Corp.*	2,400	10,032
Dendreon Corp.*	24,098	55,425
Dicerna Pharmaceuticals, Inc.*	538	12,143
Durata Therapeutics, Inc.*	2,345	39,935
Dyax Corp.*	20,546	197,242
Eleven Biotherapeutics, Inc.*	691	9,107
Emergent Biosolutions, Inc.*	587	13,184
Enanta Pharmaceuticals, Inc.*	1,558	67,103
Epizyme, Inc.*	1,927	59,968
Esperion Therapeutics, Inc.*	694	10,993
Exact Sciences Corp.*	12,507	212,994
Exelixis, Inc.*	29,401	99,669
Five Prime Therapeutics, Inc.*	2,589	40,259
Flexion Therapeutics, Inc.*	688	9,274
Foundation Medicine, Inc.*	2,102	56,670
Galectin Therapeutics, Inc.*	2,714	37,480
Galena Biopharma, Inc.*	18,016	55,129
Genocea Biosciences, Inc.*	590	11,062
Genomic Health, Inc.*	2,519	69,021
Halozyme Therapeutics, Inc.*	15,595	154,079
Heron Therapeutics, Inc.*	2,908	35,827
Hyperion Therapeutics, Inc.*	1,633	42,621
Idenix Pharmaceuticals, Inc.*	14,616	352,246
Idera Pharmaceuticals, Inc.*	8,267	23,974
ImmunoGen, Inc.*	12,927	153,185
Immunomedics, Inc.*	11,461	41,833
Infinity Pharmaceuticals, Inc.*	7,315	93,193
Inovio Pharmaceuticals, Inc.*	8,063	87,161
Insmed, Inc.*	5,920	118,282
Insys Therapeutics, Inc.*	1,507	47,064
InterMune, Inc.*	13,384	590,904
Intrexon Corp.*	24,089	605,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ironwood Pharmaceuticals, Inc.*	90,261	$1,383,701
Isis Pharmaceuticals, Inc.*	17,735	610,971
Karyopharm Therapeutics, Inc.*	1,867	86,909
Keryx Biopharmaceuticals, Inc.*	13,799	212,229
Kindred Biosciences, Inc.*	1,579	29,433
KYTHERA Biopharmaceuticals, Inc.*	2,623	100,645
Lexicon Pharmaceuticals, Inc.*	31,150	50,151
Ligand Pharmaceuticals, Inc.*	3,125	194,656
MacroGenics, Inc.*	3,006	65,320
MannKind Corp.*	34,397	378,023
Merrimack Pharmaceuticals, Inc.*	14,019	102,199
MiMedx Group, Inc.*	14,037	99,522
Mirati Therapeutics, Inc.*	1,071	21,420
Momenta Pharmaceuticals, Inc.*	7,237	87,423
NanoViricides, Inc.*	6,006	25,405
Navidea Biopharmaceuticals, Inc.*	17,768	26,297
NeoStem, Inc.*	1,607	10,478
Neuralstem, Inc.*	10,345	43,656
Neurocrine Biosciences, Inc.*	11,440	169,770
NewLink Genetics Corp.*	2,987	79,305
Northwest Biotherapeutics, Inc.*	5,363	35,986
Novavax, Inc.*	31,566	145,835
NPS Pharmaceuticals, Inc.*	14,930	493,436
Ohr Pharmaceutical, Inc.*	3,160	30,052
OncoMed Pharmaceuticals, Inc.*	1,898	44,223
Oncothyreon, Inc.*	10,593	34,321
Ophthotech Corp.*	2,092	88,513
OPKO Health, Inc.*	29,710	262,636
Orexigen Therapeutics, Inc.*	17,549	108,453
Organovo Holdings, Inc.*	9,404	78,523
Osiris Therapeutics, Inc.*	2,601	40,628
PDL BioPharma, Inc.	24,253	234,769
Peregrine Pharmaceuticals, Inc.*	24,921	46,851
Portola Pharmaceuticals, Inc.*	5,552	162,007
Progenics Pharmaceuticals, Inc.*	2,550	10,991
Prothena Corp. plc*	865	19,506
PTC Therapeutics, Inc.*	2,917	76,250
Puma Biotechnology, Inc.*	3,505	231,330
Raptor Pharmaceutical Corp.*	9,445	109,090
Receptos, Inc.*	2,330	99,258
Regado Biosciences, Inc.*	2,306	15,658
Regulus Therapeutics, Inc.*	2,056	16,530
Repligen Corp.*	4,852	110,577
Retrophin, Inc.*	3,213	37,721
Sangamo BioSciences, Inc.*	10,251	156,533
Sarepta Therapeutics, Inc.*	6,142	182,970
Spectrum Pharmaceuticals, Inc.*	2,341	19,032
Stemline Therapeutics, Inc.*	1,742	25,555
Sunesis Pharmaceuticals, Inc.*	7,460	48,639
Synageva BioPharma Corp.*	3,227	338,190
Synergy Pharmaceuticals, Inc.*	14,121	57,472
Synta Pharmaceuticals Corp.*	8,734	35,722
TESARO, Inc.*	2,906	90,406
TG Therapeutics, Inc.*	3,542	33,259
Threshold Pharmaceuticals, Inc.*	7,469	29,577
Ultragenyx Pharmaceutical, Inc.*	1,004	45,070
Vanda Pharmaceuticals, Inc.*	5,127	82,955
Verastem, Inc.*	426	3,860
Versartis, Inc.*	1,042	29,218

Vital Therapies, Inc.*	780	21,247
Xencor, Inc.*	2,200	25,564
XOMA Corp.*	10,464	48,030
ZIOPHARM Oncology, Inc.*	12,366	49,835

		14,813,239

Health Care Equipment & Supplies (2.2%)
Abaxis, Inc.	3,369	149,280
ABIOMED, Inc.*	6,017	151,267
Accuray, Inc.*	11,571	101,825
Anika Therapeutics, Inc.*	2,173	100,675
Antares Pharma, Inc.*	17,600	46,992
AtriCure, Inc.*	3,074	56,500
Atrion Corp.	232	75,632
Cantel Medical Corp.	5,094	186,542
Cardiovascular Systems, Inc.*	4,169	129,906
Cerus Corp.*	10,963	45,496
Cyberonics, Inc.*	4,049	252,901
Cynosure, Inc., Class A*	1,155	24,544
DexCom, Inc.*	11,300	448,158
Endologix, Inc.*	9,661	146,944
GenMark Diagnostics, Inc.*	6,266	84,779
Globus Medical, Inc., Class A*	9,912	237,095
Haemonetics Corp.*	685	24,167
HeartWare International, Inc.*	2,562	226,737
Inogen, Inc.*	767	17,303
Insulet Corp.*	8,359	331,602
Integra LifeSciences Holdings Corp.*	1,544	72,661
K2M Group Holdings, Inc.*	1,317	19,597
LDR Holding Corp.*	2,497	62,450
Masimo Corp.*	7,303	172,351
Meridian Bioscience, Inc.	6,274	129,495
Natus Medical, Inc.*	4,837	121,602
Neogen Corp.*	5,527	223,678
NuVasive, Inc.*	5,862	208,511
NxStage Medical, Inc.*	9,256	133,009
OraSure Technologies, Inc.*	534	4,598
Oxford Immunotec Global plc*	1,943	32,701
Quidel Corp.*	4,285	94,741
Rockwell Medical, Inc.*	786	9,424
Spectranetics Corp.*	6,269	143,435
STAAR Surgical Co.*	5,786	97,205
STERIS Corp.	8,909	476,453
SurModics, Inc.*	378	8,097
Tandem Diabetes Care, Inc.*	1,262	20,520
Thoratec Corp.*	8,569	298,715
TransEnterix, Inc.*	395	1,991
TriVascular Technologies, Inc.*	1,113	17,329
Unilife Corp.*	12,946	38,320
Utah Medical Products, Inc.	559	28,755
Vascular Solutions, Inc.*	2,577	57,184
Veracyte, Inc.*	972	16,641
Volcano Corp.*	7,765	136,742
West Pharmaceutical Services, Inc.	10,646	449,048
Wright Medical Group, Inc.*	3,523	110,622
Zeltiq Aesthetics, Inc.*	4,379	66,517

		6,090,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (1.3%)
Acadia Healthcare Co., Inc.*	5,486	$249,613
Addus HomeCare Corp.*	63	1,416
Air Methods Corp.*	5,908	305,148
Alliance HealthCare Services, Inc.*	229	6,183
Amsurg Corp.*	1,047	47,712
Bio-Reference Labs, Inc.*	3,453	104,350
BioTelemetry, Inc.*	2,336	16,749
Capital Senior Living Corp.*	4,382	104,467
Chemed Corp.	2,644	247,796
Chindex International, Inc.*	1,858	44,016
CorVel Corp.*	1,683	76,038
Emeritus Corp.*	5,669	179,424
Ensign Group, Inc.	2,789	86,682
ExamWorks Group, Inc.*	5,234	166,075
Gentiva Health Services, Inc.*	4,762	71,716
HealthSouth Corp.	10,114	362,789
Healthways, Inc.*	2,496	43,780
IPC The Hospitalist Co., Inc.*	1,494	66,065
Landauer, Inc.	1,441	60,522
Molina Healthcare, Inc.*	4,551	203,111
MWI Veterinary Supply, Inc.*	1,940	275,461
National Research Corp., Class A*	1,068	14,941
National Research Corp., Class B*	206	8,042
Providence Service Corp.*	1,739	63,630
RadNet, Inc.*	4,638	30,750
Select Medical Holdings Corp.	11,105	173,238
Skilled Healthcare Group, Inc., Class A*	1,702	10,705
Surgical Care Affiliates, Inc.*	1,786	51,937
Team Health Holdings, Inc.*	10,591	528,914
U.S. Physical Therapy, Inc.	1,838	62,841

		3,664,111

Health Care Technology (5.5%)
athenahealth, Inc.*	45,836	5,735,459
Castlight Health, Inc., Class B*	56,366	856,763
Computer Programs & Systems, Inc.	1,694	107,738
HealthStream, Inc.*	3,186	77,420
HMS Holdings Corp.*	138,564	2,828,091
MedAssets, Inc.*	8,677	198,183
Medidata Solutions, Inc.*	100,228	4,290,761
Merge Healthcare, Inc.*	10,673	24,228
Omnicell, Inc.*	5,514	158,307
Quality Systems, Inc.	7,504	120,439
Veeva Systems, Inc., Class A*	34,110	868,099
Vocera Communications, Inc.*	3,395	44,814

		15,310,302

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc.*	3,423	88,998
Affymetrix, Inc.*	2,722	24,253
Cambrex Corp.*	4,604	95,303
Enzo Biochem, Inc.*	5,122	26,890
Fluidigm Corp.*	4,232	124,421
Furiex Pharmaceuticals, Inc.*	1,075	114,144
Luminex Corp.*	5,696	97,686

NanoString Technologies, Inc.*	1,506	22,515
Pacific Biosciences of California, Inc.*	8,650	53,457
PAREXEL International Corp.*	8,580	453,367
Sequenom, Inc.*	17,645	68,286

		1,169,320

Pharmaceuticals (1.5%)
AcelRx Pharmaceuticals, Inc.*	3,741	38,345
Achaogen, Inc.*	1,031	14,393
Aerie Pharmaceuticals, Inc.*	1,582	39,186
Akorn, Inc.*	9,402	312,617
Alimera Sciences, Inc.*	3,954	23,645
Ampio Pharmaceuticals, Inc.*	6,175	51,561
ANI Pharmaceuticals, Inc.*	1,035	35,645
Aratana Therapeutics, Inc.*	3,671	57,304
Auxilium Pharmaceuticals, Inc.*	7,586	152,175
AVANIR Pharmaceuticals, Inc., Class A*	24,217	136,584
BioDelivery Sciences International, Inc.*	6,317	76,246
Bio-Path Holdings, Inc.*	10,998	33,544
Cempra, Inc.*	3,441	36,922
Corcept Therapeutics, Inc.*	8,165	22,862
Depomed, Inc.*	8,747	121,583
Egalet Corp.*	598	7,846
Endocyte, Inc.*	5,597	36,884
Horizon Pharma, Inc.*	9,820	155,352
Impax Laboratories, Inc.*	2,039	61,150
Intra-Cellular Therapies, Inc.*	2,565	43,246
Lannett Co., Inc.*	3,879	192,476
Medicines Co.*	8,915	259,070
Nektar Therapeutics*	10,852	139,123
Omeros Corp.*	4,795	83,433
Omthera Pharmaceuticals, Inc.*†(b)	899	539
Pacira Pharmaceuticals, Inc.*	5,379	494,115
Pain Therapeutics, Inc.*	5,666	32,580
Pernix Therapeutics Holdings, Inc.*	5,013	45,017
Phibro Animal Health Corp., Class A*	2,210	48,510
Pozen, Inc.*	4,082	34,003
Prestige Brands Holdings, Inc.*	7,817	264,918
Relypsa, Inc.*	2,546	61,919
Repros Therapeutics, Inc.*	3,511	60,740
Revance Therapeutics, Inc.*	656	22,304
Sagent Pharmaceuticals, Inc.*	2,657	68,710
SciClone Pharmaceuticals, Inc.*	4,863	25,579
Sucampo Pharmaceuticals, Inc., Class A*	2,646	18,257
Supernus Pharmaceuticals, Inc.*	4,411	48,301
Tetraphase Pharmaceuticals, Inc.*	3,320	44,787
TherapeuticsMD, Inc.*	15,174	67,069
Theravance Biopharma, Inc.*	3,353	106,894
Theravance, Inc.*	11,729	349,290
VIVUS, Inc.*	13,622	72,469
XenoPort, Inc.*	1,069	5,163
Zogenix, Inc.*	18,534	37,253

		4,039,609

Total Health Care		45,087,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (14.3%)
Aerospace & Defense (0.5%)
Aerovironment, Inc.*	1,563	$49,703
American Science & Engineering, Inc.	146	10,160
Astronics Corp.*	2,369	133,730
Cubic Corp.	184	8,190
Curtiss-Wright Corp.	1,876	122,991
Ducommun, Inc.*	627	16,384
GenCorp, Inc.*	9,024	172,358
HEICO Corp.	10,036	521,270
Moog, Inc., Class A*	498	36,299
SIFCO Industries, Inc.	75	2,340
Sparton Corp.*	1,518	42,109
Taser International, Inc.*	8,165	108,595
Teledyne Technologies, Inc.*	1,287	125,058

		1,349,187

Air Freight & Logistics (0.8%)
Echo Global Logistics, Inc.*	3,531	67,689
Forward Air Corp.	4,695	224,656
Hub Group, Inc., Class A*	5,551	279,770
Park-Ohio Holdings Corp.	1,325	76,996
XPO Logistics, Inc.*	54,773	1,567,603

		2,216,714

Airlines (0.1%)
Allegiant Travel Co.	2,083	245,315
Hawaiian Holdings, Inc.*	6,791	93,104
JetBlue Airways Corp.*	5,274	57,223

		395,642

Building Products (0.4%)
AAON, Inc.	4,249	142,427
American Woodmark Corp.*	1,854	59,087
Apogee Enterprises, Inc.	2,605	90,810
Builders FirstSource, Inc.*	6,831	51,096
Continental Building Products, Inc.*	1,759	27,089
Griffon Corp.	1,236	15,326
Insteel Industries, Inc.	2,497	49,066
Masonite International Corp.*	588	33,081
NCI Building Systems, Inc.*	4,226	82,111
Norcraft Cos., Inc.*	1,105	15,813
Nortek, Inc.*	1,380	123,869
Patrick Industries, Inc.*	1,231	57,352
PGT, Inc.*	7,114	60,256
Ply Gem Holdings, Inc.*	2,712	27,391
Quanex Building Products Corp.	371	6,630
Simpson Manufacturing Co., Inc.	415	15,089
Trex Co., Inc.*	5,076	146,290

		1,002,783

Commercial Services & Supplies (0.9%)
ARC Document Solutions, Inc.*	6,128	35,910
Casella Waste Systems, Inc., Class A*	5,106	25,581
Cenveo, Inc.*	3,270	12,132
Deluxe Corp.	3,891	227,935
Healthcare Services Group, Inc.	10,583	311,563
Heritage-Crystal Clean, Inc.*	1,208	23,713

Herman Miller, Inc.	8,948	270,588
HNI Corp.	6,287	245,885
InnerWorkings, Inc.*	415	3,527
Interface, Inc.	10,018	188,739
Knoll, Inc.	7,282	126,197
Mobile Mini, Inc.	555	26,579
MSA Safety, Inc.	4,443	255,384
Multi-Color Corp.	896	35,849
Performant Financial Corp.*	4,222	42,642
Quest Resource Holding Corp.*	1,842	9,597
SP Plus Corp.*	2,153	46,053
Steelcase, Inc., Class A	12,441	188,232
Team, Inc.*	3,092	126,834
Tetra Tech, Inc.	621	17,077
U.S. Ecology, Inc.	3,253	159,234
West Corp.	3,045	81,606

		2,460,857

Construction & Engineering (0.6%)
Aegion Corp.*	542	12,612
Argan, Inc.	736	27,445
Comfort Systems USA, Inc.	1,104	17,443
Dycom Industries, Inc.*	4,551	142,492
Furmanite Corp.*	5,650	65,766
Great Lakes Dredge & Dock Corp.*	662	5,289
Louis XIII Holdings Ltd.*	1,382,247	1,046,887
MasTec, Inc.*	9,353	288,260
Primoris Services Corp.	5,724	165,080
Sterling Construction Co., Inc.*	274	2,570

		1,773,844

Electrical Equipment (0.7%)
AZZ, Inc.	3,861	177,915
Capstone Turbine Corp.*(b)	49,756	75,132
Encore Wire Corp.	2,361	115,783
EnerSys, Inc.	1,691	116,324
Enphase Energy, Inc.*	2,752	23,530
Franklin Electric Co., Inc.	6,664	268,759
FuelCell Energy, Inc.*	33,327	79,985
Generac Holdings, Inc.*	10,381	505,970
Polypore International, Inc.*	6,804	324,755
Power Solutions International, Inc.*	675	48,580
Preformed Line Products Co.	34	1,830
Revolution Lighting Technologies, Inc.*	4,697	10,803
Thermon Group Holdings, Inc.*	4,809	126,573
Vicor Corp.*	367	3,075

		1,879,014

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	5,497	182,171

Machinery (2.0%)
Accuride Corp.*	5,366	26,240
Albany International Corp., Class A	496	18,828
Altra Industrial Motion Corp.	4,088	148,762
American Railcar Industries, Inc.	1,329	90,066
ARC Group Worldwide, Inc.*	464	7,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Blount International, Inc.*	7,527	$106,206
Chart Industries, Inc.*	4,596	380,273
CIRCOR International, Inc.	2,389	184,264
CLARCOR, Inc.	7,167	443,279
Columbus McKinnon Corp.	344	9,305
Commercial Vehicle Group, Inc.*	3,989	40,050
Douglas Dynamics, Inc.	2,988	52,649
Dynamic Materials Corp.	118	2,611
Energy Recovery, Inc.*	1,921	9,451
EnPro Industries, Inc.*	3,423	250,427
ExOne Co.*	1,499	59,390
Global Brass & Copper Holdings, Inc.	2,875	48,588
Gorman-Rupp Co.	2,821	99,779
Graham Corp.	1,530	53,259
Greenbrier Cos., Inc.*	4,162	239,731
Harsco Corp.	12,155	323,688
Hyster-Yale Materials Handling, Inc.	1,551	137,326
John Bean Technologies Corp.	4,385	135,891
Kadant, Inc.	223	8,574
Lindsay Corp.	1,637	138,277
Lydall, Inc.*	2,206	60,378
Manitex International, Inc.*	2,117	34,380
Meritor, Inc.*	7,772	101,347
Miller Industries, Inc.	87	1,790
Mueller Industries, Inc.	5,590	164,402
Mueller Water Products, Inc., Class A	24,107	208,284
NN, Inc.	2,474	63,285
Omega Flex, Inc.	422	8,280
Proto Labs, Inc.*	3,412	279,511
RBC Bearings, Inc.	3,512	224,944
Rexnord Corp.*	11,325	318,799
Standex International Corp.	1,377	102,559
Sun Hydraulics Corp.	3,349	135,969
Tennant Co.	2,778	212,017
TriMas Corp.*	6,037	230,191
Twin Disc, Inc.	888	29,348
Wabash National Corp.*	10,388	148,029
Watts Water Technologies, Inc., Class A	263	16,235
Woodward, Inc.	6,684	335,403
Xerium Technologies, Inc.*	1,657	23,132

		5,712,250

Marine (0.0%)
Matson, Inc.	2,254	60,497

Professional Services (7.0%)
Advisory Board Co.*	128,341	6,648,064
Barrett Business Services, Inc.	1,077	50,619
Corporate Executive Board Co.	106,314	7,252,741
Corporate Resource Services, Inc.*	2,570	7,659
Exponent, Inc.	1,978	146,589
Franklin Covey Co.*	953	19,184
GP Strategies Corp.*	1,557	40,295
Hill International, Inc.*	2,864	17,843
Huron Consulting Group, Inc.*	363	25,708
Insperity, Inc.	3,429	113,157
Kforce, Inc.	4,112	89,025

Korn/Ferry International*	3,838	112,722
Mistras Group, Inc.*	2,446	59,976
On Assignment, Inc.*	8,190	291,318
Paylocity Holding Corp.*	387	8,371
RPX Corp.*	840	14,910
TriNet Group, Inc.*	723	17,403
TrueBlue, Inc.*	6,216	171,375
WageWorks, Inc.*	89,074	4,294,257

		19,381,216

Road & Rail (0.4%)
ArcBest Corp.	3,601	156,680
Celadon Group, Inc.	196	4,179
Heartland Express, Inc.	8,176	174,476
Knight Transportation, Inc.	9,012	214,215
Marten Transport Ltd.	1,466	32,765
P.A.M. Transportation Services, Inc.*	89	2,488
Quality Distribution, Inc.*	1,060	15,752
Roadrunner Transportation Systems, Inc.*	1,530	42,993
Saia, Inc.*	3,710	162,980
Swift Transportation Co.*	12,851	324,231
Universal Truckload Services, Inc.	638	16,180
Werner Enterprises, Inc.	1,399	37,087
YRC Worldwide, Inc.*	810	22,769

		1,206,795

Trading Companies & Distributors (0.5%)
Aceto Corp.	662	12,009
Aircastle Ltd.	2,924	51,959
Applied Industrial Technologies, Inc.	2,290	116,172
Beacon Roofing Supply, Inc.*	1,627	53,886
DXP Enterprises, Inc.*	1,953	147,530
General Finance Corp.*	1,636	15,542
H&E Equipment Services, Inc.*	4,718	171,452
Kaman Corp.	2,134	91,186
Rush Enterprises, Inc., Class A*	4,319	149,740
Stock Building Supply Holdings, Inc.*	2,187	43,149
TAL International Group, Inc.*	1,770	78,517
Textainer Group Holdings Ltd.	797	30,780
Titan Machinery, Inc.*	407	6,699
Watsco, Inc.	3,893	400,045

		1,368,666

Transportation Infrastructure (0.3%)
Prumo Logistica S.A.*	1,816,180	887,746
Wesco Aircraft Holdings, Inc.*	1,290	25,748

		913,494

Total Industrials		39,903,130

Information Technology (26.6%)
Communications Equipment (1.1%)
ADTRAN, Inc.	4,392	99,084
Alliance Fiber Optic Products, Inc.	1,897	34,336
Applied Optoelectronics, Inc.*	2,225	51,620
Aruba Networks, Inc.*	16,126	282,528
CalAmp Corp.*	5,424	117,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ciena Corp.*	15,845	$343,203
Clearfield, Inc.*	1,714	28,778
Extreme Networks, Inc.*	9,941	44,138
Finisar Corp.*	13,703	270,634
Harmonic, Inc.*	1,923	14,346
Infinera Corp.*	15,703	144,468
InterDigital, Inc.	6,104	291,771
Ixia*	1,054	12,047
KVH Industries, Inc.*	1,895	24,692
Numerex Corp., Class A*	1,785	20,510
ParkerVision, Inc.*	14,551	21,535
Plantronics, Inc.	5,661	272,011
Polycom, Inc.*	9,499	119,022
Procera Networks, Inc.*	480	4,843
Ruckus Wireless, Inc.*	9,775	116,420
ShoreTel, Inc.*	9,402	61,301
Sonus Networks, Inc.*	37,019	132,898
Tessco Technologies, Inc.	43	1,364
Ubiquiti Networks, Inc.*	4,482	202,542
ViaSat, Inc.*	6,239	361,612

		3,073,187

Electronic Equipment, Instruments & Components (1.7%)
Aeroflex Holding Corp.*	2,970	31,185
Anixter International, Inc.	1,832	183,328
Badger Meter, Inc.	2,174	114,461
Belden, Inc.	6,574	513,824
Cognex Corp.*	13,102	503,117
Coherent, Inc.*	277	18,329
Control4 Corp.*	1,721	33,663
CUI Global, Inc.*	2,021	16,976
Daktronics, Inc.	3,973	47,358
DTS, Inc.*	749	13,789
Electro Rent Corp.	234	3,915
FARO Technologies, Inc.*	2,264	111,208
FEI Co.	6,371	578,041
InvenSense, Inc.*	10,723	243,305
Littelfuse, Inc.	2,914	270,856
Maxwell Technologies, Inc.*	4,529	68,524
Measurement Specialties, Inc.*	2,408	207,256
Mesa Laboratories, Inc.	420	35,263
Methode Electronics, Inc.	5,715	218,370
MTS Systems Corp.	2,286	154,899
Newport Corp.*	5,336	98,716
OSI Systems, Inc.*	685	45,724
Plexus Corp.*	1,764	76,364
RealD, Inc.*	6,071	77,466
Rogers Corp.*	775	51,421
Speed Commerce, Inc.*	5,766	21,565
SYNNEX Corp.*	471	34,312
Universal Display Corp.*	32,326	1,037,665
Viasystems Group, Inc.*	84	915

		4,811,815

Internet Software & Services (12.3%)
Aerohive Networks, Inc.*	649	5,335
Amber Road, Inc.*	1,219	19,662
Angie’s List, Inc.*	114,928	1,372,240
Autohome, Inc. (ADR)*	42,692	1,469,886
Bankrate, Inc.*	945	16,575
Bazaarvoice, Inc.*	3,227	25,461

Benefitfocus, Inc.*	70,244	3,246,678
Borderfree, Inc.*	817	13,538
Brightcove, Inc.*	4,838	50,993
Carbonite, Inc.*	2,651	31,732
Care.com, Inc.*	994	12,584
ChannelAdvisor Corp.*	3,123	82,322
comScore, Inc.*	5,237	185,809
Constant Contact, Inc.*	4,735	152,041
Conversant, Inc.*	10,113	256,870
Cornerstone OnDemand, Inc.*	8,018	368,988
Criteo S.A. (ADR)*	119,818	4,046,254
Cvent, Inc.*	2,702	78,601
Dealertrack Technologies, Inc.*	90,002	4,080,691
Demandware, Inc.*	4,532	314,385
Dice Holdings, Inc.*	1,955	14,878
E2open, Inc.*	3,490	72,138
Endurance International Group Holdings, Inc.*	4,543	69,462
Envestnet, Inc.*	5,136	251,253
Everyday Health, Inc.*	55,182	1,019,763
Five9, Inc.*	1,661	11,959
Global Eagle Entertainment, Inc.*	4,308	53,419
Gogo, Inc.*	8,428	164,852
GrubHub, Inc.*	105,473	3,734,799
GTT Communications, Inc.*	2,108	21,523
j2 Global, Inc.	7,167	364,514
Just Eat plc*	915,679	3,996,087
LivePerson, Inc.*	8,216	83,392
LogMeIn, Inc.*	3,668	171,002
Marchex, Inc., Class B	4,925	59,199
Marin Software, Inc.*	3,959	46,597
Marketo, Inc.*	29,097	846,141
Move, Inc.*	5,994	88,651
NIC, Inc.	9,839	155,948
OpenTable, Inc.*	16,912	1,752,083
OPOWER, Inc.*	57,455	1,083,027
Perficient, Inc.*	3,381	65,828
Q2 Holdings, Inc.*	1,355	19,322
Reis, Inc.	123	2,593
Rocket Fuel, Inc.*	2,767	86,026
SciQuest, Inc.*	4,137	73,184
Shutterstock, Inc.*	2,294	190,356
SPS Commerce, Inc.*	2,448	154,689
Stamps.com, Inc.*	1,968	66,302
Textura Corp.*	2,809	66,405
Travelzoo, Inc.*	1,128	21,827
TrueCar, Inc.*	1,168	17,263
Trulia, Inc.*	5,183	245,571
Unwired Planet, Inc.*	10,783	24,046
VistaPrint Ltd.*	33	1,335
Vistaprint N.V.*	4,987	201,774
Web.com Group, Inc.*	7,812	225,532
WebMD Health Corp.*	5,843	282,217
Wix.com Ltd.*	2,088	41,426
XO Group, Inc.*	4,049	49,479
Xoom Corp.*	4,661	122,864
Youku Tudou, Inc. (ADR)*	50,374	1,201,924
Zillow, Inc., Class A*	7,709	1,101,847
Zix Corp.*	9,080	31,054

		34,184,196

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (1.5%)
Blackhawk Network Holdings, Inc.*	7,935	$223,926
Cardtronics, Inc.*	6,715	228,847
Cass Information Systems, Inc.	1,729	85,551
CSG Systems International, Inc.	2,137	55,797
EPAM Systems, Inc.*	5,370	234,937
Euronet Worldwide, Inc.*	7,684	370,676
EVERTEC, Inc.	9,897	239,903
ExlService Holdings, Inc.*	2,108	62,081
Forrester Research, Inc.	1,651	62,540
Hackett Group, Inc.	1,010	6,030
Heartland Payment Systems, Inc.	5,407	222,822
Higher One Holdings, Inc.*	2,009	7,654
iGATE Corp.*	5,549	201,928
Information Services Group, Inc.*	4,870	23,425
Lionbridge Technologies, Inc.*	9,724	57,761
Luxoft Holding, Inc.*	1,184	42,695
MAXIMUS, Inc.	10,213	439,363
Sapient Corp.*	17,276	280,735
Science Applications International Corp.	6,327	279,400
Sykes Enterprises, Inc.*	512	11,126
Syntel, Inc.*	2,340	201,146
TeleTech Holdings, Inc.*	1,369	39,687
Unisys Corp.*	4,650	115,041
Virtusa Corp.*	3,917	140,229
WEX, Inc.*	5,845	613,550

		4,246,850

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Energy Industries, Inc.*	5,628	108,339
Ambarella, Inc.*	4,346	135,508
Amkor Technology, Inc.*	6,680	74,682
Applied Micro Circuits Corp.*	11,754	127,061
Brooks Automation, Inc.	681	7,334
Cabot Microelectronics Corp.*	3,052	136,272
Cascade Microtech, Inc.*	122	1,667
Cavium, Inc.*	7,971	395,840
Cirrus Logic, Inc.*	2,791	63,467
Cypress Semiconductor Corp.*	23,821	259,887
Diodes, Inc.*	3,763	108,977
Entegris, Inc.*	11,589	159,291
Entropic Communications, Inc.*	898	2,990
Exar Corp.*	904	10,215
GT Advanced Technologies, Inc.*	20,576	382,714
Hittite Microwave Corp.	4,733	368,937
Inphi Corp.*	4,711	69,158
Integrated Device Technology, Inc.*	14,777	228,452
Lattice Semiconductor Corp.*	17,717	146,165
MA-COM Technology Solutions Holdings, Inc.*	1,813	40,756
MaxLinear, Inc., Class A*	4,195	42,244
Micrel, Inc.	6,768	76,343
Microsemi Corp.*	9,725	260,241
Monolithic Power Systems, Inc.	5,828	246,816
Nanometrics, Inc.*	2,021	36,883
NVE Corp.*	323	17,956
PDF Solutions, Inc.*	4,602	97,654

PLX Technology, Inc.*	6,214	40,205
PMC-Sierra, Inc.*	8,272	62,950
Power Integrations, Inc.	4,585	263,821
QuickLogic Corp.*	7,801	40,331
Rambus, Inc.*	17,157	245,345
RF Micro Devices, Inc.*	43,155	413,857
Rubicon Technology, Inc.*	397	3,474
Rudolph Technologies, Inc.*	698	6,896
Semtech Corp.*	10,149	265,396
Silicon Image, Inc.*	6,171	31,102
Silicon Laboratories, Inc.*	4,502	221,724
Spansion, Inc., Class A*	9,103	191,800
Synaptics, Inc.*	5,435	492,628
Tessera Technologies, Inc.	77,353	1,707,954
TriQuint Semiconductor, Inc.*	25,833	408,420
Ultra Clean Holdings, Inc.*	1,399	12,661
Ultratech, Inc.*	794	17,611
Vitesse Semiconductor Corp.*	6,825	23,546
Xcerra Corp.*	2,920	26,572

		8,082,142

Software (6.5%)
A10 Networks, Inc.*	1,747	23,235
ACI Worldwide, Inc.*	5,726	319,683
Advent Software, Inc.	7,758	252,678
American Software, Inc., Class A	3,676	36,319
Aspen Technology, Inc.*	13,887	644,357
AVG Technologies N.V.*	5,255	105,783
Barracuda Networks, Inc.*	1,194	37,038
Blackbaud, Inc.	6,977	249,358
Bottomline Technologies de, Inc.*	4,993	149,391
BroadSoft, Inc.*	4,329	114,242
Callidus Software, Inc.*	6,929	82,732
Cinedigm Corp., Class A*	2,609	6,496
CommVault Systems, Inc.*	7,123	350,238
Comverse, Inc.*	3,395	90,579
Covisint Corp.*	136	661
Cyan, Inc.*	4,100	16,523
Digimarc Corp.	992	32,339
Ellie Mae, Inc.*	32,552	1,013,344
EnerNOC, Inc.*	1,043	19,765
Epiq Systems, Inc.	311	4,370
ePlus, Inc.*	39	2,270
Fair Isaac Corp.	5,171	329,703
FireEye, Inc.*	22,096	895,993
FleetMatics Group plc*	29,565	956,132
Gigamon, Inc.*	3,645	69,765
Glu Mobile, Inc.*	12,315	61,575
Guidance Software, Inc.*	2,684	24,478
Guidewire Software, Inc.*	43,105	1,752,649
Imperva, Inc.*	3,337	87,363
Infoblox, Inc.*	7,049	92,694
Interactive Intelligence Group, Inc.*	2,529	141,953
Jive Software, Inc.*	6,439	54,796
Kofax Ltd.*	11,192	96,251
Manhattan Associates, Inc.*	11,439	393,845
Mavenir Systems, Inc.*	1,453	22,013
MicroStrategy, Inc., Class A*	1,370	192,649
Model N, Inc.*	2,036	22,498
Monotype Imaging Holdings, Inc.	5,956	167,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

NetScout Systems, Inc.*	5,501	$243,914
Park City Group, Inc.*	1,427	15,540
Pegasystems, Inc.	5,360	113,203
Proofpoint, Inc.*	5,581	209,064
PROS Holdings, Inc.*	3,558	94,074
QAD, Inc., Class A	796	16,971
Qlik Technologies, Inc.*	13,522	305,868
Qualys, Inc.*	3,029	77,754
Rally Software Development Corp.*	3,743	40,761
RealPage, Inc.*	43,836	985,433
Rubicon Project, Inc.*	1,086	13,944
Sapiens International Corp. N.V.*	535	4,280
Silver Spring Networks, Inc.*	4,948	65,957
Solera Holdings, Inc.	68,138	4,575,467
SS&C Technologies Holdings, Inc.*	10,271	454,184
Synchronoss Technologies, Inc.*	5,319	185,952
Take-Two Interactive Software, Inc.*	1,167	25,954
Tangoe, Inc.*	5,829	87,785
TiVo, Inc.*	5,951	76,827
Tyler Technologies, Inc.*	4,978	454,043
Ultimate Software Group, Inc.*	4,276	590,815
Varonis Systems, Inc.*	734	21,293
VASCO Data Security International, Inc.*	4,420	51,272
Verint Systems, Inc.*	7,708	378,077
VirnetX Holding Corp.*	6,445	113,497
Vringo, Inc.*	9,308	31,833
Zendesk, Inc.*	1,565	27,200

		18,174,501

Technology Hardware, Storage & Peripherals (0.6%)
Cray, Inc.*	6,136	163,218
Dot Hill Systems Corp.*	9,016	42,375
Electronics for Imaging, Inc.*	7,022	317,394
Immersion Corp.*	4,274	54,365
Nimble Storage, Inc.*	25,476	782,623
Quantum Corp.*	13,450	16,409
Silicon Graphics International Corp.*	5,171	49,745
Super Micro Computer, Inc.*	5,203	131,480
Violin Memory, Inc.*	12,073	53,483

		1,611,092

Total Information Technology		74,183,783

Materials (3.3%)
Chemicals (1.2%)
A. Schulman, Inc.	1,017	39,358
Advanced Emissions Solutions, Inc.*	3,126	71,679
Balchem Corp.	4,585	245,573
Calgon Carbon Corp.*	8,045	179,645
Chase Corp.	898	30,658
Chemtura Corp.*	14,497	378,807
Ferro Corp.*	10,840	136,150
Flotek Industries, Inc.*	8,116	261,010
FutureFuel Corp.	601	9,971
H.B. Fuller Co.	7,556	363,444

Hawkins, Inc.	275	10,213
Innophos Holdings, Inc.	1,924	110,765
Innospec, Inc.	778	33,586
Koppers Holdings, Inc.	3,091	118,231
Kronos Worldwide, Inc.	361	5,657
Marrone Bio Innovations, Inc.*	1,699	19,742
Minerals Technologies, Inc.	1,438	94,304
OMNOVA Solutions, Inc.*	7,153	65,021
PolyOne Corp.	14,200	598,388
Quaker Chemical Corp.	1,376	105,663
Rentech, Inc.*	29,741	77,029
Senomyx, Inc.*	6,398	55,343
Sensient Technologies Corp.	425	23,681
Stepan Co.	1,334	70,515
Taminco Corp.*	3,578	83,224
Trecora Resources*	2,678	31,707
Zep, Inc.	986	17,413

		3,236,777

Construction Materials (0.8%)
Eagle Materials, Inc.	19,817	1,868,347
Headwaters, Inc.*	11,104	154,235
Texas Industries, Inc.*	3,022	279,112
United States Lime & Minerals, Inc.	268	17,366
US Concrete, Inc.*	2,144	53,064

		2,372,124

Containers & Packaging (0.3%)
AEP Industries, Inc.*	617	21,515
Berry Plastics Group, Inc.*	7,696	198,557
Graphic Packaging Holding Co.*	49,277	576,541
Myers Industries, Inc.	4,135	83,072

		879,685

Metals & Mining (0.6%)
Coeur Mining, Inc.*	4,300	39,474
Globe Specialty Metals, Inc.	9,607	199,633
Gold Resource Corp.	5,666	28,670
Handy & Harman Ltd.*	116	3,105
Haynes International, Inc.	93	5,263
Horsehead Holding Corp.*	1,052	19,210
Materion Corp.	1,233	45,609
Olympic Steel, Inc.	287	7,103
RTI International Metals, Inc.*	282	7,498
Stillwater Mining Co.*	16,931	297,139
SunCoke Energy, Inc.*	7,296	156,864
U.S. Silica Holdings, Inc.	8,110	449,618
Walter Energy, Inc.	2,591	14,121
Worthington Industries, Inc.	7,766	334,249

		1,607,556

Paper & Forest Products (0.4%)
Boise Cascade Co.*	5,937	170,036
Clearwater Paper Corp.*	3,077	189,912
Deltic Timber Corp.	1,678	101,385
KapStone Paper and Packaging Corp.*	12,755	422,573
Neenah Paper, Inc.	1,277	67,873
P.H. Glatfelter Co.	2,443	64,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Schweitzer-Mauduit International, Inc.	705	$30,780
Wausau Paper Corp.	5,948	64,357

		1,111,729

Total Materials		9,207,871

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	4,348	35,132
Cincinnati Bell, Inc.*	7,577	29,777
Cogent Communications Holdings, Inc.	7,036	243,094
Consolidated Communications Holdings, Inc.	3,844	85,490
Enventis Corp.	2,046	32,409
FairPoint Communications, Inc.*	2,488	34,757
General Communication, Inc., Class A*	5,401	59,843
IDT Corp., Class B	2,295	39,979
inContact, Inc.*	8,251	75,827
Inteliquent, Inc.	4,871	67,561
Intelsat S.A.*	1,058	19,933
Lumos Networks Corp.	2,413	34,916
magicJack VocalTec Ltd.*	50,391	761,912
Premiere Global Services, Inc.*	1,105	14,752

		1,535,382

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*(b)	1,729	4,357
NTELOS Holdings Corp.	1,169	14,566
RingCentral, Inc., Class A*	4,226	63,939
Shenandoah Telecommunications Co.	3,111	94,761

		177,623

Total Telecommunication Services		1,713,005

Utilities (0.1%)
Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	1,007	29,032
Pattern Energy Group, Inc.	5,938	196,607

		225,639

Water Utilities (0.0%)
American States Water Co.	402	$13,358
SJW Corp.	490	13,328
York Water Co.	1,256	26,150

		52,836

Total Utilities		278,475

Total Common Stocks (97.4%) (Cost $223,321,557)		271,310,862

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%*†(b)	139,552	—

Total Preferred Stock (0.0%) (Cost $633,566)		—

	Number of Warrants	Value (Note 1)

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*†(b) (Cost $—)	855	—

Total Investments (97.4%) (Cost $223,955,123)		271,310,862
Other Assets Less Liabilities (2.6%)		7,274,826

Net Assets (100%)		$278,585,688

*	Non-income producing.
†	Securities (totaling $539 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	32	September-14	$3,736,310	$3,808,960	$72,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$56,480,066	$4,292,239	$—	(a)	$60,772,305
Consumer Staples	6,024,202	—	—		6,024,202
Energy	8,193,343	—	—		8,193,343
Financials	21,041,869	4,905,561	—		25,947,430
Health Care	45,086,779	—	539		45,087,318
Industrials	38,856,243	1,046,887	—		39,903,130
Information Technology	70,187,696	3,996,087	—		74,183,783
Materials	9,207,871	—	—		9,207,871
Telecommunication Services	1,708,648	4,357	—		1,713,005
Utilities	278,475	—	—		278,475
Futures	72,650	—	—		72,650
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—
Warrants
Energy	—	—	—	(a)	—

Total Assets	$257,137,842	$14,245,131	$539		$271,383,512

Total Liabilities	$—	$—	$—		$—

Total	$257,137,842	$14,245,131	$539		$271,383,512

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	72,650	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$72,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	70,508	—	—	70,508
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$70,508	$—	$—	$70,508

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	72,650	—	—	72,650
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$72,650	$—	$—	$72,650

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $4,462,000 for three months during the period ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$72,650	(c)	$—	$—	$72,650

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the period ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$45,166,023
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,133,046

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,275,395
Aggregate gross unrealized depreciation	(14,919,656)

Net unrealized appreciation	$47,355,739

Federal income tax cost of investments	$223,955,123

For the period ended June 30, 2014, the Portfolio incurred approximately $23 as brokerage commissions with Bank of America Corp. and $196 with Citation Financial Group, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $223,955,123)	$271,310,862
Cash	7,020,357
Foreign cash (Cost $37,862)	37,864
Cash held as collateral at broker	154,000
Receivable for securities sold	29,136,824
Dividends, interest and other receivables	54,792
Due from broker for futures variation margin	25,579
Deferred offering cost	18,613

Total assets	307,758,891

LIABILITIES
Payable for securities purchased	28,906,140
Investment management fees payable	171,927
Administrative fees payable	36,962
Offering costs payable	23,427
Payable to Separate Accounts for Trust shares redeemed	5,386
Trustees’ fees payable	395
Distribution fees payable – Class IB	5
Accrued expenses	28,961

Total liabilities	29,173,203

NET ASSETS	$278,585,688

Net assets were comprised of:
Paid in capital	$222,354,603
Accumulated undistributed net investment income (loss)	(117,081)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	8,919,775
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	47,428,391

Net assets	$278,585,688

Class IB
Net asset value, offering and redemption price per share, $25,760 / 2,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.30

Class K
Net asset value, offering and redemption price per share, $278,559,928 / 27,020,620 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.31

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2014* (Unaudited)

INVESTMENT INCOME
Dividends (net of $30,502 foreign withholding tax)	$396,472
Interest	1,339

Total income	397,811

EXPENSES
Investment management fees	411,532
Administrative fees	76,509
Custodian fees	14,479
Professional fees	11,958
Offering costs	4,814
Printing and mailing expenses	2,424
Trustees’ fees	413
Distribution fees – Class IB	13
Miscellaneous	288

Gross expenses	522,430
Less: Waiver from investment manager	(7,538)

Net expenses	514,892

NET INVESTMENT INCOME (LOSS)	(117,081)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	8,848,301
Futures	70,508
Foreign currency transactions	966

Net realized gain (loss)	8,919,775

Change in unrealized appreciation (depreciation) on:
Investments	(588,018)
Futures	72,650
Foreign currency translations	2

Net change in unrealized appreciation (depreciation)	(515,366)

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,404,409

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,287,328

*	The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

April 21, 2014* to June 30, 2014 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(117,081)
Net realized gain (loss) on investments, futures and foreign currency transactions	8,919,775
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(515,366)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,287,328

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,500 shares ]	25,000

Total Class IB transactions	25,000

Class K
Capital shares sold [ 85,592 shares ]	839,583
Capital shares sold in-kind (Note 9)[ 27,239,130 shares ]	272,391,299
Capital shares repurchased [ (304,102) shares ]	(2,957,522)

Total Class K transactions	270,273,360

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	270,298,360

TOTAL INCREASE (DECREASE) IN NET ASSETS	278,585,688
NET ASSETS:
Beginning of period	—

End of period (a)	$278,585,688

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(117,081)

* The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	April 21, 2014* to June 30, 2014 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.31

Total from investment operations	0.30

Net asset value, end of period	$10.30

Total return (b)	3.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%
Before waivers and reimbursements (a)	14.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.52	)%(l)
Before waivers and reimbursements (a)	(13.40	)%(l)
Portfolio turnover rate (z)	21%

Class K	April 21, 2014* to June 30, 2014 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.31

Total from investment operations	0.31

Net asset value, end of period	$10.31

Total return (b)	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,560
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%
Before waivers and reimbursements (a)	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.23	)%(l)
Before waivers and reimbursements (a)	(0.22	)%(l)
Portfolio turnover rate (z)	21%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	15.5%
Information Technology	12.0
Health Care	10.3
Consumer Discretionary	9.6
Energy	9.3
Consumer Staples	8.8
Industrials	5.7
Materials	3.6
Utilities	2.5
Telecommunication Services	1.6
Municipal Bonds	0.2
Cash and Other	20.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,072.10	$5.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.22	5.63
Class IB
Actual	1,000.00	1,071.40	5.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.22	5.63
Class K
Actual	1,000.00	1,072.90	4.50
Hypothetical (5% average return before expenses)	1,000.00	1,020.45	4.38

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.13%, 1.13% and 0.88%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.4%)
Auto Components (0.2%)
BorgWarner, Inc.	2,947	$192,115
Delphi Automotive plc	3,562	244,852
Goodyear Tire & Rubber Co.	3,554	98,730
International Automotive Components Group North America LLC (b)*†	131,578	101,183
Johnson Controls, Inc.	8,570	427,900

		1,064,780

Automobiles (1.2%)
Ford Motor Co.	51,038	879,895
General Motors Co.	144,539	5,246,765
Harley-Davidson, Inc.	2,813	196,488
Volkswagen AG (Preference)	10,249	2,691,713

		9,014,861

Distributors (0.0%)
Genuine Parts Co.	1,988	174,546

Diversified Consumer Services (0.1%)
Cengage Learning Holdings II LP*	21,311	745,885
Graham Holdings Co., Class B	56	40,214
H&R Block, Inc.	3,553	119,097

		905,196

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	5,659	213,061
Chipotle Mexican Grill, Inc.*	401	237,596
Darden Restaurants, Inc.	1,708	79,029
Marriott International, Inc., Class A	2,842	182,172
McDonald’s Corp.	12,758	1,285,241
Starbucks Corp.	9,715	751,747
Starwood Hotels & Resorts Worldwide, Inc.	2,480	200,434
Wyndham Worldwide Corp.	1,647	124,711
Wynn Resorts Ltd.	1,047	217,315
Yum! Brands, Inc.	5,693	462,272

		3,753,578

Household Durables (0.1%)
D.R. Horton, Inc.	3,703	91,020
Garmin Ltd.	1,580	96,222
Harman International Industries, Inc.	881	94,646
Leggett & Platt, Inc.	1,785	61,190
Lennar Corp., Class A	2,259	94,833
Mohawk Industries, Inc.*	793	109,703
Newell Rubbermaid, Inc.	3,585	111,099
PulteGroup, Inc.	4,411	88,926
Whirlpool Corp.	1,004	139,777

		887,416

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	4,811	1,562,517
Expedia, Inc.	1,327	104,514
Netflix, Inc.*	773	340,584
Priceline Group, Inc.*	677	814,431
TripAdvisor, Inc.*	1,436	156,036

		2,978,082

Leisure Products (0.0%)
Hasbro, Inc.	1,498	$79,469
Mattel, Inc.	4,375	170,494

		249,963

Media (4.5%)
Cablevision Systems Corp. – New York Group, Class A	2,811	49,614
CBS Corp. (Non-Voting), Class B	75,255	4,676,346
Comcast Corp., Class A	54,737	2,930,871
DIRECTV*	6,054	514,651
Discovery Communications, Inc., Class A*	2,820	209,470
Gannett Co., Inc.	2,922	91,488
Interpublic Group of Cos., Inc.	5,450	106,329
News Corp., Class A*	6,454	115,785
Omnicom Group, Inc.	3,334	237,447
Reed Elsevier plc	307,165	4,941,412
Scripps Networks Interactive, Inc., Class A	1,389	112,703
Time Warner Cable, Inc.	43,687	6,435,095
Time Warner, Inc.	11,395	800,499
Tribune Co., Class 1C Litigation Interests (b)*†	24,102	—
Tribune Co., Class A*	18,566	1,579,038
Tribune Co., Class B*	11,384	969,348
Twenty-First Century Fox, Inc., Class A	24,732	869,330
Twenty-First Century Fox, Inc., Class B	192,748	6,597,764
Viacom, Inc., Class B	5,055	438,420
Walt Disney Co.	20,799	1,783,306

		33,458,916

Multiline Retail (0.6%)
Dollar General Corp.*	3,912	224,392
Dollar Tree, Inc.*	2,675	145,681
Family Dollar Stores, Inc.	1,228	81,220
Kohl’s Corp.	52,993	2,791,671
Macy’s, Inc.	4,661	270,431
Nordstrom, Inc.	1,821	123,701
Target Corp.	8,175	473,741

		4,110,837

Specialty Retail (0.6%)
AutoNation, Inc.*	811	48,400
AutoZone, Inc.*	429	230,047
Bed Bath & Beyond, Inc.*	2,641	151,541
Best Buy Co., Inc.	3,549	110,055
CarMax, Inc.*	2,836	147,500
GameStop Corp., Class A	1,488	60,219
Gap, Inc.	3,367	139,966
Home Depot, Inc.	17,668	1,430,401
L Brands, Inc.	3,162	185,483
Lowe’s Cos., Inc.	12,885	618,351
O’Reilly Automotive, Inc.*	1,367	205,870
PetSmart, Inc.	1,288	77,022
Ross Stores, Inc.	2,736	180,932
Staples, Inc.	8,363	90,655
Tiffany & Co.	1,430	143,358
TJX Cos., Inc.	9,049	480,954
Tractor Supply Co.	1,794	108,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Urban Outfitters, Inc.*	1,329	$45,000

		4,454,112

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	3,529	120,656
Fossil Group, Inc.*	618	64,593
Michael Kors Holdings Ltd.*	2,318	205,491
NIKE, Inc., Class B	9,529	738,974
PVH Corp.	1,060	123,596
Ralph Lauren Corp.	753	121,000
Under Armour, Inc., Class A*	2,087	124,156
VF Corp.	4,451	280,413

		1,778,879

Total Consumer Discretionary		62,831,166

Consumer Staples (8.8%)
Beverages (1.4%)
Brown-Forman Corp., Class B	2,094	197,192
Coca-Cola Co.	48,795	2,066,956
Coca-Cola Enterprises, Inc.	39,147	1,870,444
Constellation Brands, Inc., Class A*	2,176	191,771
Dr. Pepper Snapple Group, Inc.	2,535	148,500
Molson Coors Brewing Co., Class B	2,049	151,954
Monster Beverage Corp.*	1,752	124,444
PepsiCo, Inc.	63,879	5,706,950

		10,458,211

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	5,661	651,921
CVS Caremark Corp.	53,145	4,005,539
Kroger Co.	106,792	5,278,728
Safeway, Inc.	2,986	102,539
Sysco Corp.	7,546	282,598
Tesco plc	744,022	3,618,773
Walgreen Co.	60,049	4,451,432
Wal-Mart Stores, Inc.	20,808	1,562,057
Whole Foods Market, Inc.	4,756	183,724

		20,137,311

Food Products (0.5%)
Archer-Daniels-Midland Co.	8,440	372,288
Campbell Soup Co.	2,319	106,233
ConAgra Foods, Inc.	5,434	161,281
General Mills, Inc.	7,941	417,220
Hershey Co.	1,927	187,632
Hormel Foods Corp.	1,730	85,376
J.M. Smucker Co.	1,342	143,017
Kellogg Co.	3,285	215,825
Keurig Green Mountain, Inc.	1,642	204,610
Kraft Foods Group, Inc.	7,682	460,536
McCormick & Co., Inc. (Non-Voting)	1,686	120,701
Mead Johnson Nutrition Co.	2,606	242,801
Mondelez International, Inc., Class A	21,827	820,913
Tyson Foods, Inc., Class A	3,547	133,154

		3,671,587

Household Products (0.6%)
Clorox Co.	1,656	$151,358
Colgate-Palmolive Co.	11,234	765,934
Kimberly-Clark Corp.	4,861	540,641
Procter & Gamble Co.	34,932	2,745,306

		4,203,239

Personal Products (0.4%)
Avon Products, Inc.	193,560	2,827,912
Estee Lauder Cos., Inc., Class A	3,267	242,607

		3,070,519

Tobacco (3.2%)
Altria Group, Inc.	117,146	4,913,103
British American Tobacco plc	109,988	6,546,760
Imperial Tobacco Group plc	87,312	3,929,897
Lorillard, Inc.	78,878	4,809,192
Philip Morris International, Inc.	43,308	3,651,298
Reynolds American, Inc.	4,020	242,607

		24,092,857

Total Consumer Staples		65,633,724

Energy (9.0%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	64,391	4,793,910
Cameron International Corp.*	2,643	178,957
Diamond Offshore Drilling, Inc.	893	44,320
Ensco plc, Class A	28,017	1,556,905
FMC Technologies, Inc.*	3,033	185,225
Halliburton Co.	10,910	774,719
Helmerich & Payne, Inc.	1,393	161,741
Nabors Industries Ltd.	3,391	99,594
National Oilwell Varco, Inc.	5,536	455,890
Noble Corp. plc	3,295	110,580
Rowan Cos., plc, Class A	1,597	50,992
Schlumberger Ltd.	16,813	1,983,093
Transocean Ltd.	75,062	3,380,042

		13,775,968

Oil, Gas & Consumable Fuels (7.1%)
Anadarko Petroleum Corp.	6,518	713,526
Apache Corp.	69,335	6,976,488
BG Group plc	136,846	2,892,348
BP plc	369,287	3,254,157
Cabot Oil & Gas Corp.	5,375	183,503
Chesapeake Energy Corp.	6,541	203,294
Chevron Corp.	24,575	3,208,266
Cimarex Energy Co.	1,121	160,819
ConocoPhillips Co.	15,847	1,358,563
CONSOL Energy, Inc.	57,268	2,638,337
Denbury Resources, Inc.	4,516	83,365
Devon Energy Corp.	4,947	392,792
EOG Resources, Inc.	7,053	824,214
EQT Corp.	1,956	209,096
Exxon Mobil Corp.	55,448	5,582,505
Hess Corp.	3,412	337,413
Kinder Morgan, Inc.	8,638	313,214
Marathon Oil Corp.	142,621	5,693,430
Marathon Petroleum Corp.	3,731	291,279
Murphy Oil Corp.	38,946	2,589,130
Newfield Exploration Co.*	1,752	77,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Noble Energy, Inc.	4,640	$359,414
Occidental Petroleum Corp.	10,147	1,041,387
ONEOK, Inc.	2,687	182,931
Peabody Energy Corp.	3,487	57,013
Petroleo Brasileiro S.A. (ADR)	100,565	1,471,266
Phillips 66	7,310	587,943
Pioneer Natural Resources Co.	1,845	423,999
QEP Resources, Inc.	2,336	80,592
Range Resources Corp.	2,174	189,029
Royal Dutch Shell plc, Class A	167,551	6,937,890
Southwestern Energy Co.*	4,558	207,343
Spectra Energy Corp.	8,653	367,579
Talisman Energy, Inc.	218,227	2,312,764
Tesoro Corp.	1,663	97,568
Valero Energy Corp.	6,885	344,939
Williams Cos., Inc.	9,533	554,916

		53,199,750

Total Energy		66,975,718

Financials (15.5%)
Banks (5.4%)
Bank of America Corp.	135,738	2,086,293
BB&T Corp.	9,270	365,516
Bond Street Holdings, Inc., Class A*§	39,554	672,418
CIT Group, Inc.	50,072	2,291,295
Citigroup, Inc.	116,977	5,509,617
Columbia Banking System, Inc.	12,109	318,588
Comerica, Inc.	2,340	117,374
Fifth Third Bancorp	10,990	234,636
Guaranty Bancorp	18,334	254,842
Huntington Bancshares, Inc./Ohio	10,683	101,916
JPMorgan Chase & Co.	129,244	7,447,039
KB Financial Group, Inc.	55,772	1,940,279
KeyCorp	11,431	163,806
M&T Bank Corp.	1,695	210,265
PNC Financial Services Group, Inc.	84,634	7,536,658
Regions Financial Corp.	17,845	189,514
Societe Generale S.A.	14,163	741,894
SunTrust Banks, Inc./Georgia	85,912	3,441,635
U.S. Bancorp/Minnesota	23,425	1,014,771
Wells Fargo & Co.	109,396	5,749,854
Zions Bancorp	2,376	70,021

		40,458,231

Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	714	146,656
Ameriprise Financial, Inc.	2,453	294,360
Bank of New York Mellon Corp.	14,716	551,556
BlackRock, Inc.	1,615	516,154
Charles Schwab Corp.	15,110	406,912
Credit Suisse Group AG (Registered)*	115,948	3,315,789
E*TRADE Financial Corp.*	3,705	78,768
Franklin Resources, Inc.	5,189	300,132
Goldman Sachs Group, Inc.	5,371	899,320
Invesco Ltd.	5,594	211,173
Legg Mason, Inc.	1,319	67,678
Lehman Brothers Holdings, Inc. Claim Assignment	10,579,142	4,853,205

Morgan Stanley	43,696	$1,412,692
Northern Trust Corp.	2,867	184,090
State Street Corp.	5,563	374,167
T. Rowe Price Group, Inc.	3,389	286,065

		13,898,717

Consumer Finance (0.5%)
Ally Financial, Inc.*	74,780	1,787,990
American Express Co.	11,756	1,115,292
Capital One Financial Corp.	7,376	609,257
Discover Financial Services	6,027	373,553
Navient Corp.	5,432	96,201

		3,982,293

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	23,243	2,941,634
CME Group, Inc./Illinois	4,071	288,838
ING Groep N.V. (CVA)*	174,393	2,450,050
Intercontinental Exchange, Inc.	1,484	280,328
Leucadia National Corp.	4,083	107,056
McGraw Hill Financial, Inc.	3,511	291,518
Moody’s Corp.	2,429	212,926
NASDAQ OMX Group, Inc.	1,530	59,089

		6,631,439

Insurance (5.3%)
ACE Ltd.	57,544	5,967,313
Aflac, Inc.	5,858	364,660
Alleghany Corp.*	8,531	3,737,602
Allstate Corp.	57,500	3,376,400
American International Group, Inc.	135,873	7,415,948
Aon plc	3,832	345,225
Assurant, Inc.	921	60,372
Chubb Corp.	3,157	290,981
Cincinnati Financial Corp.	1,891	90,844
Genworth Financial, Inc., Class A*	6,367	110,786
Hartford Financial Services Group, Inc.	5,799	207,662
Lincoln National Corp.	3,409	175,359
Loews Corp.	3,934	173,135
Marsh & McLennan Cos., Inc.	7,091	367,456
MetLife, Inc.	79,782	4,432,688
Principal Financial Group, Inc.	3,532	178,295
Progressive Corp.	7,039	178,509
Prudential Financial, Inc.	5,963	529,335
Torchmark Corp.	1,138	93,225
Travelers Cos., Inc.	4,490	422,374
Unum Group	3,335	115,925
White Mountains Insurance Group Ltd.	13,520	8,226,109
XL Group plc	3,492	114,293
Zurich Insurance Group AG*	8,020	2,417,395

		39,391,891

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)	7,908	2,921,769
American Tower Corp. (REIT)	5,106	459,438
Apartment Investment & Management Co. (REIT), Class A	1,878	60,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

AvalonBay Communities, Inc. (REIT)	1,572	$223,523
Boston Properties, Inc. (REIT)	1,976	233,524
Crown Castle International Corp. (REIT)	4,308	319,912
Equity Residential (REIT)	4,333	272,979
Essex Property Trust, Inc. (REIT)	805	148,852
General Growth Properties, Inc. (REIT)	6,744	158,889
HCP, Inc. (REIT)	5,909	244,514
Health Care REIT, Inc. (REIT)	3,939	246,857
Host Hotels & Resorts, Inc. (REIT)	9,772	215,082
Kimco Realty Corp. (REIT)	5,311	122,047
Macerich Co. (REIT)	1,822	121,618
Plum Creek Timber Co., Inc. (REIT)	2,296	103,550
Prologis, Inc. (REIT)	6,446	264,866
Public Storage (REIT)	1,869	320,253
Simon Property Group, Inc. (REIT)	4,013	667,282
Ventas, Inc. (REIT)	3,782	242,426
Vornado Realty Trust (REIT)	2,249	240,036
Weyerhaeuser Co. (REIT)	7,548	249,763

		7,837,783

Real Estate Management & Development (0.4%)
Canary Wharf Group plc (b)*†	353,084	2,626,874
CBRE Group, Inc., Class A*	3,615	115,824
Forestar Group, Inc.*	25,088	478,930

		3,221,628

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,112	60,081
People’s United Financial, Inc.	3,987	60,483

		120,564

Total Financials		115,542,546

Health Care (10.3%)
Biotechnology (0.8%)
Alexion Pharmaceuticals, Inc.*	2,552	398,750
Amgen, Inc.	9,771	1,156,593
Biogen Idec, Inc.*	3,061	965,164
Celgene Corp.*	10,436	896,244
Gilead Sciences, Inc.*	19,823	1,643,525
Regeneron Pharmaceuticals, Inc.*	1,028	290,379
Vertex Pharmaceuticals, Inc.*	3,046	288,395

		5,639,050

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	19,402	793,542
Baxter International, Inc.	7,001	506,173
Becton, Dickinson and Co.	2,492	294,804
Boston Scientific Corp.*	17,099	218,354
C.R. Bard, Inc.	987	141,151
CareFusion Corp.*	2,678	118,769
Covidien plc	5,818	524,667
DENTSPLY International, Inc.	1,823	86,319
Edwards Lifesciences Corp.*	1,357	116,485
Intuitive Surgical, Inc.*	495	203,841
Medtronic, Inc.	168,245	10,727,301

St. Jude Medical, Inc.	3,665	$253,801
Stryker Corp.	25,278	2,131,441
Varian Medical Systems, Inc.*	1,344	111,740
Zimmer Holdings, Inc.	2,163	224,649

		16,453,037

Health Care Providers & Services (1.6%)
Aetna, Inc.	4,619	374,509
AmerisourceBergen Corp.	2,921	212,240
Cardinal Health, Inc.	4,386	300,704
Cigna Corp.	81,204	7,468,332
DaVita HealthCare Partners, Inc.*	2,291	165,685
Express Scripts Holding Co.*	9,974	691,497
Humana, Inc.	1,996	254,929
Laboratory Corp. of America Holdings*	1,096	112,230
McKesson Corp.	2,975	553,975
Patterson Cos., Inc.	1,055	41,683
Quest Diagnostics, Inc.	1,873	109,926
Tenet Healthcare Corp.*	1,268	59,520
UnitedHealth Group, Inc.	12,656	1,034,628
WellPoint, Inc.	3,614	388,903

		11,768,761

Health Care Technology (0.0%)
Cerner Corp.*	3,820	197,036

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	4,302	247,107
PerkinElmer, Inc.	1,471	68,901
Thermo Fisher Scientific, Inc.	5,148	607,464
Waters Corp.*	1,095	114,362

		1,037,834

Pharmaceuticals (5.6%)
AbbVie, Inc.	20,524	1,158,375
Actavis plc*	2,251	502,086
Allergan, Inc.	3,843	650,312
AstraZeneca plc	41,943	3,115,665
AstraZeneca plc (ADR)	17,489	1,299,608
Bristol-Myers Squibb Co.	21,390	1,037,629
Eli Lilly and Co.	67,739	4,211,334
Forest Laboratories, Inc.*	3,094	306,306
Hospira, Inc.*	64,447	3,310,642
Johnson & Johnson	36,523	3,821,036
Merck & Co., Inc.	207,317	11,993,288
Mylan, Inc.*	4,820	248,519
Perrigo Co. plc	1,727	251,728
Pfizer, Inc.	82,346	2,444,029
Teva Pharmaceutical Industries Ltd. (ADR)	140,766	7,378,954
Zoetis, Inc.	6,461	208,496

		41,938,007

Total Health Care		77,033,725

Industrials (5.5%)
Aerospace & Defense (1.5%)
B/E Aerospace, Inc.*	25,546	2,362,749
Boeing Co.	8,665	1,102,448
General Dynamics Corp.	4,203	489,860
Honeywell International, Inc.	10,108	939,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Huntington Ingalls Industries, Inc.	33,847	$3,201,588
L-3 Communications Holdings, Inc.	1,112	134,274
Lockheed Martin Corp.	3,444	553,554
Northrop Grumman Corp.	2,768	331,136
Precision Castparts Corp.	1,870	471,988
Raytheon Co.	4,042	372,874
Rockwell Collins, Inc.	1,751	136,823
Textron, Inc.	3,593	137,576
United Technologies Corp.	10,886	1,256,789

		11,491,198

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,923	122,668
Expeditors International of Washington, Inc.	2,558	112,961
FedEx Corp.	3,584	542,546
United Parcel Service, Inc., Class B	9,104	934,617

		1,712,792

Airlines (0.1%)
Delta Air Lines, Inc.	10,943	423,713
Southwest Airlines Co.	8,948	240,343

		664,056

Building Products (0.0%)
Allegion plc	1,153	65,352
Masco Corp.	4,623	102,631

		167,983

Commercial Services & Supplies (0.2%)
ADT Corp.	2,262	79,034
Cintas Corp.	1,310	83,238
Iron Mountain, Inc.	2,220	78,699
Pitney Bowes, Inc.	2,603	71,895
Republic Services, Inc.	3,439	130,579
Stericycle, Inc.*	1,095	129,670
Tyco International Ltd.	5,950	271,320
Waste Management, Inc.	5,580	249,593

		1,094,028

Construction & Engineering (0.0%)
Fluor Corp.	2,049	157,568
Jacobs Engineering Group, Inc.*	1,714	91,322
Quanta Services, Inc.*	2,825	97,689

		346,579

Electrical Equipment (0.2%)
AMETEK, Inc.	3,169	165,675
Eaton Corp. plc	6,151	474,734
Emerson Electric Co.	9,056	600,956
Rockwell Automation, Inc.	1,784	223,286

		1,464,651

Industrial Conglomerates (0.7%)
3M Co.	8,027	1,149,787
Danaher Corp.	7,763	611,181
General Electric Co.	129,457	3,402,130
Roper Industries, Inc.	1,286	187,769

		5,350,867

Machinery (1.3%)
Caterpillar, Inc.	32,767	$3,560,790
CNH Industrial N.V.	216,277	2,221,111
Cummins, Inc.	2,210	340,981
Deere & Co.	4,701	425,676
Dover Corp.	2,154	195,906
Federal Signal Corp.	83,940	1,229,721
Flowserve Corp.	1,768	131,451
Illinois Tool Works, Inc.	4,905	429,482
Ingersoll-Rand plc	3,247	202,970
Joy Global, Inc.	1,287	79,253
PACCAR, Inc.	4,575	287,447
Pall Corp.	1,411	120,485
Parker Hannifin Corp.	1,925	242,030
Pentair plc	2,519	181,670
Snap-on, Inc.	755	89,483
Stanley Black & Decker, Inc.	2,012	176,694
Xylem, Inc.	2,374	92,776

		10,007,926

Marine (0.8%)
A. P. Moller – Maersk A/S, Class B	2,305	5,727,734

Professional Services (0.1%)
Dun & Bradstreet Corp.	474	52,235
Equifax, Inc.	1,581	114,686
Nielsen N.V.	3,908	189,186
Robert Half International, Inc.	1,767	84,356

		440,463

Road & Rail (0.3%)
CSX Corp.	12,981	399,944
Kansas City Southern	1,427	153,417
Norfolk Southern Corp.	3,995	411,605
Ryder System, Inc.	686	60,430
Union Pacific Corp.	11,698	1,166,875

		2,192,271

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,530	174,700
W.W. Grainger, Inc.	787	200,110

		374,810

Total Industrials		41,035,358

Information Technology (11.2%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	248,856	6,184,072
F5 Networks, Inc.*	975	108,654
Harris Corp.	1,373	104,005
Juniper Networks, Inc.*	6,134	150,528
Motorola Solutions, Inc.	2,920	194,384
QUALCOMM, Inc.	21,788	1,725,610

		8,467,253

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,033	195,859
Corning, Inc.	16,882	370,560
FLIR Systems, Inc.	1,839	63,869
Jabil Circuit, Inc.	2,366	49,449
TE Connectivity Ltd.	5,273	326,082

		1,005,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	2,295	$140,133
eBay, Inc.*	14,735	737,634
Facebook, Inc., Class A*	22,195	1,493,502
Google, Inc., Class A*	3,657	2,138,138
Google, Inc., Class C*	3,657	2,103,799
VeriSign, Inc.*	1,587	77,461
Yahoo!, Inc.*	12,095	424,897

		7,115,564

IT Services (1.7%)
Accenture plc, Class A	8,169	660,382
Alliance Data Systems Corp.*	699	196,594
Automatic Data Processing, Inc.	6,221	493,201
Cognizant Technology Solutions Corp., Class A*	7,850	383,944
Computer Sciences Corp.	1,872	118,311
Fidelity National Information Services, Inc.	3,708	202,976
Fiserv, Inc.*	3,225	194,532
International Business Machines Corp.	12,286	2,227,083
MasterCard, Inc., Class A	12,979	953,567
Paychex, Inc.	4,190	174,136
Teradata Corp.*	2,046	82,249
Total System Services, Inc.	2,159	67,814
Visa, Inc., Class A	6,492	1,367,929
Western Union Co.	6,931	120,184
Xerox Corp.	432,314	5,377,986

		12,620,888

Semiconductors & Semiconductor Equipment (1.1%)
Altera Corp.	4,032	140,152
Analog Devices, Inc.	4,051	219,038
Applied Materials, Inc.	15,706	354,170
Avago Technologies Ltd.	3,246	233,939
Broadcom Corp., Class A	7,169	266,113
First Solar, Inc.*	923	65,588
Intel Corp.	64,262	1,985,696
KLA-Tencor Corp.	2,141	155,522
Lam Research Corp.	2,099	141,851
Linear Technology Corp.	3,054	143,752
Microchip Technology, Inc.	2,581	125,979
Micron Technology, Inc.*	13,812	455,105
NVIDIA Corp.	7,191	133,321
Samsung Electronics Co., Ltd.	2,100	2,743,823
Texas Instruments, Inc.	13,935	665,954
Xilinx, Inc.	3,465	163,929

		7,993,932

Software (3.1%)
Adobe Systems, Inc.*	5,970	431,989
Autodesk, Inc.*	2,939	165,701
CA, Inc.	4,103	117,920
Citrix Systems, Inc.*	2,122	132,731
Electronic Arts, Inc.*	4,054	145,417
Intuit, Inc.	3,661	294,820
Microsoft Corp.	343,997	14,344,675
Oracle Corp.	44,337	1,796,979
Red Hat, Inc.*	2,453	135,577
Salesforce.com, Inc.*	7,288	423,287

Symantec Corp.	238,891	$5,470,604

		23,459,700

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	185,260	17,216,212
EMC Corp.	26,423	695,982
Hewlett-Packard Co.	117,373	3,953,123
NetApp, Inc.	4,287	156,561
SanDisk Corp.	2,918	304,727
Seagate Technology plc	4,208	239,098
Western Digital Corp.	2,703	249,487

		22,815,190

Total Information Technology		83,478,346

Materials (3.6%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.	2,738	352,162
Airgas, Inc.	866	94,316
CF Industries Holdings, Inc.	674	162,117
Dow Chemical Co.	15,553	800,357
E.I. du Pont de Nemours & Co.	11,863	776,315
Eastman Chemical Co.	1,944	169,809
Ecolab, Inc.	3,489	388,465
FMC Corp.	1,722	122,589
International Flavors & Fragrances, Inc.	1,053	109,807
LyondellBasell Industries N.V., Class A	5,382	525,552
Monsanto Co.	6,765	843,866
Mosaic Co.	4,185	206,948
PPG Industries, Inc.	1,785	375,118
Praxair, Inc.	3,785	502,799
Sherwin-Williams Co.	1,091	225,739
Sigma-Aldrich Corp.	1,535	155,772

		5,811,731

Construction Materials (0.0%)
Vulcan Materials Co.	1,694	107,993

Containers & Packaging (0.5%)
Avery Dennison Corp.	1,234	63,243
Ball Corp.	1,806	113,200
Bemis Co., Inc.	1,307	53,143
MeadWestvaco Corp.	77,890	3,447,411
Owens-Illinois, Inc.*	2,144	74,268
Sealed Air Corp.	2,496	85,288

		3,836,553

Metals & Mining (1.6%)
Alcoa, Inc.	15,118	225,107
Allegheny Technologies, Inc.	1,411	63,636
Anglo American plc	102,241	2,502,146
Freeport-McMoRan Copper & Gold, Inc.	147,083	5,368,530
Newmont Mining Corp.	6,443	163,910
Nucor Corp.	4,112	202,516
ThyssenKrupp AG*	103,112	3,005,962
United States Steel Corp.	1,860	48,434

		11,580,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.7%)
International Paper Co.	102,685	$5,182,512

Total Materials		26,519,030

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	67,000	2,369,120
CenturyLink, Inc.	7,383	267,265
Frontier Communications Corp.	13,018	76,025
Koninklijke KPN N.V.*	546,628	1,991,752
Verizon Communications, Inc.	53,460	2,615,798
Windstream Holdings, Inc.	7,761	77,300

		7,397,260

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	1,346,731	4,494,351

Total Telecommunication Services		11,891,611

Utilities (1.6%)
Electric Utilities (0.7%)
American Electric Power Co., Inc.	6,297	351,184
Duke Energy Corp.	9,127	677,132
Edison International	4,206	244,411
Entergy Corp.	20,681	1,697,703
Exelon Corp.	11,080	404,198
FirstEnergy Corp.	5,414	187,974
NextEra Energy, Inc.	5,628	576,757
Northeast Utilities	4,076	192,673
Pepco Holdings, Inc.	3,257	89,502
Pinnacle West Capital Corp.	1,432	82,827
PPL Corp.	8,149	289,534
Southern Co.	11,495	521,643
Xcel Energy, Inc.	6,473	208,625

		5,524,163

Gas Utilities (0.0%)
AGL Resources, Inc.	1,547	85,132

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.	8,536	132,735
NRG Energy, Inc.	102,683	3,819,807

		3,952,542

Multi-Utilities (0.4%)
Ameren Corp.	3,144	128,527
CenterPoint Energy, Inc.	5,553	141,824
CMS Energy Corp.	3,471	108,122
Consolidated Edison, Inc.	3,784	218,488
Dominion Resources, Inc.	7,505	536,757
DTE Energy Co.	2,290	178,322
Integrys Energy Group, Inc.	1,028	73,122
NiSource, Inc.	4,063	159,838
PG&E Corp.	5,995	287,880
Public Service Enterprise Group, Inc.	6,533	266,481
SCANA Corp.	1,834	98,687
Sempra Energy	2,941	307,952
TECO Energy, Inc.	2,635	48,695

Wisconsin Energy Corp.	2,904	$136,256

		2,690,951

Total Utilities		12,252,788

Total Common Stocks (75.5%) (Cost $346,212,499)		563,194,012

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.4%)
Consumer Discretionary (1.2%)
Hotels, Restaurants & Leisure (0.2%)
Caesars Entertainment Operating Company, Inc.
Term Loan 9.750%, 3/1/17	$136,000	134,113
4.402%, 1/28/18	254,000	234,280
5.402%, 1/28/18	1,213,000	1,130,984
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (b)(h)*†	2,014,000	—

		1,499,377

Media (0.7%)
Cengage Learning Acquisitions, Inc.,
Term Loan 7.000%, 3/31/20	135,000	136,575
Clear Channel Communications, Inc.
9.000%, 12/15/19	2,028,000	2,162,456
Term Loan 3.800%, 1/29/16	3,948	3,898
3.800%, 1/29/16	35,103	34,823
6.900%, 1/30/19	2,267,587	2,256,250
7.649%, 7/30/19	728,853	729,966

		5,323,968

Multiline Retail (0.3%)
J.C. Penney Co., Inc.,
Term Loan 6.000%, 5/22/18	2,005,735	2,024,360

Total Consumer Discretionary		8,847,705

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
NGPL PipeCo LLC
7.119%, 12/15/17§	743,000	757,860
9.625%, 6/1/19§	1,103,000	1,210,542
Term Loan 6.750%, 9/15/17	65,246	64,798

Total Energy		2,033,200

Industrials (0.2%)
Airlines (0.2%)
American Airlines, Inc. 7.500%, 3/15/16*§	1,867,000	1,934,586

Total Industrials		1,934,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Information Technology (0.8%)
Communications Equipment (0.5%)
Avaya, Inc.
7.000%, 4/1/19§	$966,000	$966,000
10.500%, 3/1/21§	1,046,000	964,935
Term Loan
4.727%, 10/26/17	1,447,225	1,415,955
6.500%, 3/31/18	354,846	355,034

		3,701,924

IT Services (0.3%)
First Data Corp.
12.625%, 1/15/21	268,000	328,970
Series WI
11.750%, 8/15/21	1,139,000	1,354,043
First Data Holdings, Inc.
14.500%, 9/24/19 PIK§	732,503	813,957

		2,496,970

Total Information Technology		6,198,894

Utilities (0.9%)
Electric Utilities (0.9%)
Energy Future Holdings Corp.,
Term Loan 4.737%, 10/10/17	5,264,099	4,342,882
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, 10/1/20 (h)§	2,404,000	2,163,600

Total Utilities		6,506,482

Total Corporate Bonds		25,520,867

Government Security (0.2%)
Municipal Bond (0.2%)
Commonwealth of Puerto Rico, General Obligations, Series A
8.000%, 7/1/35	1,120,000	985,723

Total Long-Term Debt Securities (3.6%) (Cost $26,669,107)		26,506,590

SHORT-TERM INVESTMENTS:
Government Securities (1.7%)
U.S. Treasury Bills
0.00%, 7/3/14 (p)	1,000,000	1,000,000
0.01%, 7/10/14 (p)	1,500,000	1,499,996
0.02%, 7/24/14 (p)	1,000,000	999,986
0.03%, 8/21/14 (p)	1,000,000	999,961
0.04%, 10/2/14 (p)	1,000,000	999,884
0.03%, 10/9/14 (p)	1,500,000	1,499,854
0.05%, 10/16/14 (p)	3,000,000	2,999,577
0.04%, 10/23/14 (p)	$1,000,000	$999,866
0.04%, 10/30/14 (p)	2,000,000	1,999,715

Total Government Securities		12,998,839

Total Short-Term Investments (1.7%) (Cost $12,998,657)		12,998,839

Total Investments Before Securities Sold Short (80.8%) (Cost $385,880,263)		602,699,441

	Number of Shares	Value (Note 1)

SECURITIES SOLD SHORT:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Seventy Seven Energy, Inc.*	(467)	(10,998)

Total Securities Sold Short (0.0%) (Proceeds Received $8,041)		(10,998)

Total Investments after Securities Sold Short (80.8%)
(Cost $385,872,222)		602,688,443
Other Assets Less Liabilities (19.2%)		142,852,885

Net Assets (100%)		$745,541,328

*	Non-income producing.
†	Securities (totaling $2,728,057 or 0.4% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $9,483,898 or 1.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
PIK	— Payment-in Kind Security

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,378	September-14	$133,895,161	$134,520,360	$625,199

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	26	$44,785	$43,331	$1,454
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	85	145,018	145,015	3
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	17	29,632	29,624	8
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	38	65,465	64,197	1,268
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	61	104,157	103,314	843
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	354	605,077	588,120	16,957
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	22	37,564	36,354	1,210
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	74	127,086	123,450	3,636
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	503	860,943	842,372	18,571
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	219	374,382	365,452	8,930
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	20	34,382	33,105	1,277
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	25	42,782	42,436	346
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	125	214,488	210,140	4,348
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	21	36,531	35,174	1,357
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	121	207,560	203,978	3,582
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	70	119,578	117,519	2,059
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	134	229,817	225,546	4,271
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	926	1,584,300	1,539,646	44,654
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	26	44,785	43,286	1,499
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	12	20,375	20,257	118
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	60	102,760	102,162	598
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	23	39,541	38,324	1,217
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	53	90,331	89,641	690
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	99	169,387	165,864	3,523
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	118	202,661	198,720	3,941
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	74	127,086	123,340	3,746
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	38	65,462	64,237	1,225
British Pound vs. U.S. Dollar, expiring 8/19/14	Credit Suisse	67	114,586	114,582	4
British Pound vs. U.S. Dollar, expiring 8/19/14	Credit Suisse	37	63,795	63,152	643
British Pound vs. U.S. Dollar, expiring 8/19/14	Credit Suisse	15	25,287	25,134	153
British Pound vs. U.S. Dollar, expiring 8/19/14	Credit Suisse	1	2,292	2,291	1
British Pound vs. U.S. Dollar, expiring 8/19/14	Credit Suisse	11	18,546	18,538	8
British Pound vs. U.S. Dollar, expiring 8/19/14	Deutsche Bank AG	33	56,818	56,790	28
British Pound vs. U.S. Dollar, expiring 8/19/14	Deutsche Bank AG	18	31,122	30,603	519
British Pound vs. U.S. Dollar, expiring 8/19/14	Deutsche Bank AG	8	13,328	13,220	108
British Pound vs. U.S. Dollar, expiring 8/19/14	Deutsche Bank AG	27	46,784	46,495	289
British Pound vs. U.S. Dollar, expiring 8/19/14	Deutsche Bank AG	29	49,933	49,574	359
British Pound vs. U.S. Dollar, expiring 8/19/14	Deutsche Bank AG	9	15,449	15,309	140
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	125	214,489	210,129	4,360
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	33	56,401	55,966	435
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	21	36,530	35,214	1,316
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	121	207,636	204,060	3,576
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	54	93,181	90,488	2,693
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	121	207,636	204,061	3,575
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	8	13,850	13,757	93
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	69	117,592	115,412	2,180
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	16	27,676	27,431	245
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	272	465,910	452,860	13,050
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	50	85,758	85,056	702
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	10	17,118	17,020	98
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	26	44,785	43,195	1,590
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	37	63,543	61,636	1,907
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	125	214,488	210,116	4,372
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	255	435,550	428,018	7,532
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	15	26,269	26,263	6
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	4	6,415	6,382	33
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	29	48,808	48,558	250

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	29	$39,593	$39,996	$(403)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	100	137,433	138,314	(881)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	34	47,006	47,797	(791)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	233	318,728	315,469	3,259
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	89	122,443	124,269	(1,826)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	138	189,458	189,675	(217)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	139	190,446	193,473	(3,027)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	16	22,448	22,345	103
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	14	19,721	19,886	(165)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	103	140,441	142,271	(1,830)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	126	172,730	175,171	(2,441)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	25	34,882	35,482	(600)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	284	389,193	394,367	(5,174)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	25	34,141	34,371	(230)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	126	172,776	172,774	2
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	109	149,005	150,222	(1,217)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	21	28,916	28,917	(1)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	111	152,593	152,785	(192)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	290	397,443	397,537	(94)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	192	262,828	262,915	(87)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	148	202,147	199,721	2,426
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	306	418,835	417,920	915
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	19	26,167	26,392	(225)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	95	130,724	131,940	(1,216)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	29	40,082	40,426	(344)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	327	447,143	447,654	(511)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	189	258,773	262,835	(4,062)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	62	84,448	83,722	726
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	117	159,867	162,401	(2,534)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	69	$94,729	$94,797	$(68)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	153	209,418	208,809	609
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	180	246,171	247,037	(866)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	43	58,815	58,165	650
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	107	147,154	148,268	(1,114)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	36	49,493	49,775	(282)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	128	175,218	175,265	(47)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	121	165,763	167,089	(1,326)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	26	35,733	36,230	(497)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	40	54,287	54,052	235
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	60	82,835	84,202	(1,367)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	80	109,352	109,863	(511)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	125	171,331	171,410	(79)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	72	97,958	99,262	(1,304)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	8	10,523	10,520	3
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	16	21,699	21,801	(102)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	61	84,144	83,198	946
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	135	184,237	186,109	(1,872)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Deutsche Bank AG	11	15,475	15,375	100
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Deutsche Bank AG	25	33,647	33,517	130
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Deutsche Bank AG	44	60,595	60,161	434
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	31	42,767	43,451	(684)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	306	418,835	418,537	298
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	18	24,001	23,896	105
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	35	48,406	48,410	(4)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	79	108,156	107,190	966
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	44	60,594	60,102	492
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	48	65,593	64,850	743
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	128	175,219	175,252	(33)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	69	$94,729	$94,832	$(103)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	50	67,981	68,425	(444)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	20	27,992	27,675	317
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	3	3,529	3,503	26
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	76	103,598	103,925	(327)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	80	109,695	110,707	(1,012)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	69	94,729	94,797	(68)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	51	69,662	70,690	(1,028)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	153	209,417	208,884	533
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	19	26,221	25,947	274
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	16	22,441	22,247	194
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	13	18,162	18,310	(148)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	26	36,181	36,759	(578)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	119	163,074	165,363	(2,289)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	14	19,658	19,779	(121)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	35	47,473	47,473	— #
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	94,790	93,529	92,587	942
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	43,720	43,138	42,654	484
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	159,000	156,884	153,772	3,112
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	75,698	74,690	73,578	1,112
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	162,947	160,778	151,087	9,691
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	60,080	59,280	58,746	534
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	28,976	28,590	26,862	1,728
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	49,769	49,107	48,612	495
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	90,142	88,943	83,659	5,284
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	22,867	22,563	21,173	1,390
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	21,797	21,507	20,993	514
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	40,504	39,965	39,516	449
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	95,929	94,652	89,033	5,619
Korean Won vs. U.S. Dollar, expiring 8/12/14	Merrill Lynch & Co., Inc.	28,984	28,598	26,862	1,736
Korean Won vs. U.S. Dollar, expiring 8/12/14	Merrill Lynch & Co., Inc.	57,958	57,186	53,724	3,462
Korean Won vs. U.S. Dollar, expiring 8/12/14	Merrill Lynch & Co., Inc.	50,809	50,132	46,656	3,476
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	20	22,018	21,903	115
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	12	13,682	13,583	99
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Deutsche Bank AG	22	25,043	24,820	223
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	4	4,738	4,736	2
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	8	9,003	8,955	48
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	13	14,101	13,988	113

					$192,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	289	$486,642	$494,358	$(7,716)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	21	35,030	35,694	(664)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	174	293,504	297,455	(3,951)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	27	44,317	45,514	(1,197)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	4,297	7,178,062	7,350,454	(172,392)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	91	154,133	156,225	(2,092)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	16	27,119	27,750	(631)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	17	28,047	28,449	(402)
British Pound vs. U.S. Dollar, expiring 8/19/14	Bank of America	57	95,501	97,843	(2,342)
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	119	198,765	203,839	(5,074)
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	8,831	14,747,040	15,106,638	(359,598)
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	55	92,330	94,372	(2,042)
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	76	126,335	129,325	(2,990)
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	259	438,236	442,904	(4,668)
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	385	649,184	658,977	(9,793)
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	305	515,462	521,138	(5,676)
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	172	289,218	294,041	(4,823)
British Pound vs. U.S. Dollar, expiring 8/19/14	Barclays Bank plc	154	260,605	264,245	(3,640)
British Pound vs. U.S. Dollar, expiring 8/19/14	Credit Suisse	27	44,322	45,514	(1,192)
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	434	729,885	742,349	(12,464)
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	21	35,020	35,694	(674)
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	21	34,833	35,414	(581)
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	503	853,103	860,493	(7,390)
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	267	449,617	456,936	(7,319)
British Pound vs. U.S. Dollar, expiring 8/19/14	HSBC Bank plc	6,623	11,062,929	11,329,978	(267,049)
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	17	28,021	28,449	(428)
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	29	47,526	48,812	(1,286)
British Pound vs. U.S. Dollar, expiring 8/19/14	State Street Bank & Trust	486	823,924	831,493	(7,569)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	22	29,784	30,025	(241)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	7,907	10,751,183	10,827,657	(76,474)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	51	69,466	69,758	(292)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Bank of America	20	27,182	27,169	13
European Union Euro vs. U.S. Dollar, expiring 7/17/14	Barclays Bank plc	23	30,676	30,934	(258)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	81	110,452	110,833	(381)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	164	222,436	224,229	(1,793)
European Union Euro vs. U.S. Dollar, expiring 7/17/14	HSBC Bank plc	19	25,795	25,760	35
European Union Euro vs. U.S. Dollar, expiring 7/17/14	State Street Bank & Trust	19	25,754	25,760	(6)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	37	50,460	50,754	(294)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	306	416,878	419,372	(2,494)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Bank of America	2,365	3,244,944	3,239,860	5,084
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	234	319,635	320,922	(1,287)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	28	38,113	38,361	(248)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	39	53,631	53,942	(311)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Barclays Bank plc	3,040	4,172,536	4,165,534	7,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	Deutsche Bank AG	117	$159,945	$160,460	$(515)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	234	318,807	320,922	(2,115)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	370	507,840	507,100	740
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	1,000	1,364,093	1,370,050	(5,957)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	HSBC Bank plc	22	30,559	30,701	(142)
European Union Euro vs. U.S. Dollar, expiring 11/17/14	State Street Bank & Trust	11	15,280	15,351	(71)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	106,246	99,305	104,832	(5,527)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	134,718	125,348	132,925	(7,577)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	91,186	85,269	89,973	(4,704)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	52,443	49,554	51,745	(2,191)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	245,957	228,124	242,683	(14,559)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	81,504	78,932	80,420	(1,488)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	218,930	201,965	216,016	(14,051)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Bank of America	244,880	228,125	241,621	(13,496)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	272,312	253,472	268,688	(15,216)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	929,059	861,804	916,693	(54,889)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	109,465	100,982	108,008	(7,026)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	29,061	26,858	28,674	(1,816)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	32,735	30,310	32,299	(1,989)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	271,957	253,472	268,338	(14,866)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	53,073	49,278	52,366	(3,088)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	136,146	126,736	134,334	(7,598)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	87,391	85,052	86,228	(1,176)
Korean Won vs. U.S. Dollar, expiring 8/12/14	Credit Suisse	398,583	372,393	393,278	(20,885)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	70,698	65,657	69,757	(4,100)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	98,476	90,803	97,165	(6,362)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	517,055	481,676	510,173	(28,497)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	202,426	188,453	199,732	(11,279)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	532,413	497,504	525,327	(27,823)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	32,724	31,848	32,288	(440)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	18,970	18,472	18,717	(245)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	74,280	69,008	73,292	(4,284)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	45,611	42,429	45,004	(2,575)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	46,908	43,758	46,284	(2,526)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	370,485	343,815	365,554	(21,739)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	95,923	88,477	94,646	(6,169)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	25,929	24,237	25,584	(1,347)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	48,773	45,799	48,124	(2,325)
Korean Won vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	47,157	44,563	46,529	(1,966)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	34	38,851	38,331	520
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	78	89,481	87,988	1,493
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	36	39,562	40,046	(484)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	28	31,214	31,064	150
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	9	9,868	9,830	38
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	47	53,769	53,177	592
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	48	54,799	54,225	574
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	16	17,669	17,598	71
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Bank of America	21	23,795	23,915	(120)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Barclays Bank plc	17	19,703	19,425	278
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Barclays Bank plc	59	68,251	67,006	1,245
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Barclays Bank plc	22	24,593	24,704	(111)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Barclays Bank plc	30	34,011	33,503	508
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Barclays Bank plc	15	17,366	17,259	107
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	Deutsche Bank AG	19	21,515	21,771	(256)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	5	$5,828	$5,762	$66
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	49	55,015	55,275	(260)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	HSBC Bank plc	46	52,967	52,432	535
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	21	23,257	23,238	19
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	14	15,524	15,454	70
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	62	70,502	70,052	450
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	26	29,167	29,104	63
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	11	12,018	11,845	173
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	39	44,505	44,107	398
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	15	16,829	16,695	134
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	82	93,729	92,500	1,229
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	3	3,225	3,271	(46)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	41	45,787	45,912	(125)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	37	41,143	41,174	(31)
Swiss Franc vs. U.S. Dollar, expiring 8/12/14	State Street Bank & Trust	33	37,017	37,000	17

					$(1,282,170)

					$(1,089,802)

#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$55,096,858	$7,633,125	$101,183	$62,831,166
Consumer Staples	51,538,294	14,095,430	—	65,633,724
Energy	53,891,323	13,084,395	—	66,975,718
Financials	96,524,642	15,718,612	3,299,292	115,542,546
Health Care	73,918,060	3,115,665	—	77,033,725
Industrials	33,086,513	7,948,845	—	41,035,358
Information Technology	80,734,523	2,743,823	—	83,478,346
Materials	21,010,922	5,508,108	—	26,519,030
Telecommunication Services	5,405,508	6,486,103	—	11,891,611
Utilities	12,252,788	—	—	12,252,788
Corporate Bonds
Consumer Discretionary	—	8,847,705	—	8,847,705
Energy	—	2,033,200	—	2,033,200
Industrials	—	1,934,586	—	1,934,586
Information Technology	—	6,198,894	—	6,198,894
Utilities	—	6,506,482	—	6,506,482
Forward Currency Contracts	—	258,314	—	258,314
Futures	625,199	—	—	625,199
Government Securities
Municipal Bonds	—	985,723	—	985,723
Short-Term Investments	—	12,998,839	—	12,998,839

Total Assets	$484,084,630	$116,097,849	$3,400,475	$603,582,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Common Stocks
Energy	$(10,998)	$—	$—	$(10,998)
Forward Currency Contracts	—	(1,348,116)	—	(1,348,116)

Total Liabilities	$(10,998)	$(1,348,116)	$—	$(1,359,114)

Total	$484,073,632	$114,749,733	$3,400,475	$602,223,840

(a)	A security with a market value of $197,192 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	258,314
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	625,199	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$883,513

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(1,348,116)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,348,116)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(3,110,883)	—	(3,110,883)
Credit contracts	—	—	—	—	—
Equity contracts	—	11,622,016	—	—	11,622,016
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$11,622,016	$(3,110,883)	$—	$8,511,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2,007,435	—	2,007,435
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,561,762)	—	—	(2,561,762)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(2,561,762)	$2,007,435	$—	$(554,327)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $71,177,000 and futures contracts with an average notional balance of approximately $130,669,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$91,125		$(91,125)	$—	$—
Barclays Bank plc	73,520		(73,520)	—	—
Credit Suisse	13,356		(13,356)	—	—
Deutsche Bank AG	2,330		(771)	—	1,559
HSBC Bank plc	29,961		(29,961)	—	—
Merrill Lynch & Co., Inc.	8,674		—	—	8,674
State Street Bank & Trust	39,348		(14,806)	—	24,542
Exchange Traded Futures & Options Contracts (b)	625,199	(c)	—	—	625,199

	$883,513		$(223,539)	$—	$659,974

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$356,340		$(91,125)	$—	$265,215
Barclays Bank plc	417,061		(73,520)	—	343,541
Credit Suisse	129,741		(13,356)	—	116,385
Deutsche Bank AG	771		(771)	—	—
HSBC Bank plc	429,397		(29,961)	—	399,436
State Street Bank & Trust	14,806		(14,806)	—	—

	$1,348,116		$(223,539)	$—	$1,124,577

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$44,246,494
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$88,590,044

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,011,823
Aggregate gross unrealized depreciation	(10,559,936)

Net unrealized appreciation	$210,451,887

Federal income tax cost of investments	$392,247,554

For the six months ended June 30, 2014, the Portfolio incurred approximately $1,853 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $94,945,413, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $385,880,263)	$602,699,441
Cash	143,403,405
Foreign cash (Cost $1,113,487)	1,149,500
Cash held as collateral at broker	6,294,500
Dividends, interest and other receivables	1,073,900
Receivable for securities sold	879,691
Unrealized appreciation on forward foreign currency contracts	258,314
Receivable from Separate Accounts for Trust shares sold	83,877
Due from broker for futures variation margin	27,657
Other assets	7,296

Total assets	755,877,581

LIABILITIES
Payable for securities purchased	7,889,500
Unrealized depreciation on forward foreign currency contracts	1,348,116
Investment management fees payable	427,642
Payable to Separate Accounts for Trust shares redeemed	355,405
Administrative fees payable	99,118
Distribution fees payable – Class IB	49,352
Securities sold short (Proceeds received $8,041)	10,998
Trustees’ fees payable	1,574
Distribution fees payable – Class IA	684
Accrued expenses	153,864

Total liabilities	10,336,253

NET ASSETS	$745,541,328

Net assets were comprised of:
Paid in capital	$607,152,944
Accumulated undistributed net investment income (loss)	10,136,356
Accumulated undistributed net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(88,141,093)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	216,393,121

Net assets	$745,541,328

Class IA
Net asset value, offering and redemption price per share, $3,327,870 / 257,389 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.93

Class IB
Net asset value, offering and redemption price per share, $240,582,281 / 18,634,087 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.91

Class K
Net asset value, offering and redemption price per share, $501,631,177 / 38,743,319 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $43,478 foreign withholding tax)	$10,216,902
Interest	1,137,366

Total income	11,354,268

EXPENSES
Investment management fees	2,526,368
Administrative fees	505,528
Distribution fees – Class IB	292,175
Custodian fees	43,639
Printing and mailing expenses	37,829
Professional fees	27,481
Trustees’ fees	10,089
Distribution fees – Class IA	4,171
Miscellaneous	9,115

Total expenses	3,456,395

NET INVESTMENT INCOME (LOSS)	7,897,873

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	26,445,650
Futures	11,622,016
Foreign currency transactions	(3,193,428)
Securities sold short	2,959

Net realized gain (loss)	34,877,197

Change in unrealized appreciation (depreciation) on:
Investments	8,502,753
Futures	(2,561,762)
Foreign currency translations	2,015,165
Securities sold short	(2,957)

Net change in unrealized appreciation (depreciation)	7,953,199

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,830,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,728,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,897,873	$7,756,198
Net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	34,877,197	72,970,686
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	7,953,199	105,238,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,728,269	185,965,761

DIVIDENDS:
Dividends from net investment income
Class IA	—	(23,011)
Class IB	—	(1,587,902)
Class K	—	(4,537,200)

TOTAL DIVIDENDS	—	(6,148,113)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 8,995 and 71,187 shares, respectively ]	110,209	758,514
Capital shares issued in reinvestment of dividends [ 0 and 1,948 shares, respectively ]	—	23,011
Capital shares repurchased [ (45,598) and (164,826) shares, respectively ]	(559,288)	(1,759,571)

Total Class IA transactions	(449,079)	(978,046)

Class IB
Capital shares sold [ 448,914 and 1,077,700 shares, respectively ]	5,571,541	11,683,550
Capital shares issued in reinvestment of dividends [ 0 and 134,647 shares, respectively ]	—	1,587,902
Capital shares repurchased [ (1,988,498) and (4,671,076) shares, respectively ]	(24,250,097)	(50,878,571)

Total Class IB transactions	(18,678,556)	(37,607,119)

Class K
Capital shares sold [ 90,034 and 1,702,866 shares, respectively ]	1,117,635	18,154,316
Capital shares issued in reinvestment of dividends [ 0 and 384,150 shares, respectively ]	—	4,537,200
Capital shares repurchased [ (3,166,993) and (6,578,155) shares, respectively ]	(38,390,977)	(73,336,871)

Total Class K transactions	(37,273,342)	(50,645,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(56,400,977)	(89,230,520)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,672,708)	90,587,128
NET ASSETS:
Beginning of period	751,214,036	660,626,908

End of period (a)	$745,541,328	$751,214,036

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,136,356	$2,238,483

See Notes to Financial Statements.

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AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010		2009
Net asset value, beginning of period	$12.06	$9.40	$8.34	$8.82	$8.03		$6.43

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.10 (e)	0.10 (e)	0.10 (e)	0.15	(aa)(e)	0.12 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.75	2.64	1.09	(0.48)	0.82		1.51

Total from investment operations	0.87	2.74	1.19	(0.38)	0.97		1.63

Less distributions:
Dividends from net investment income	—	(0.08)	(0.13)	(0.10)	(0.18)		(0.03)

Net asset value, end of period	$12.93	$12.06	$9.40	$8.34	$8.82		$8.03

Total return (b)	7.21%	29.16%	14.02%	(4.23)%	12.14%		25.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,328	$3,547	$3,624	$3,169	$479,285		$466,374
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.13%	1.14%	1.15%	0.90%	0.89%		0.94%
After waivers, reimbursements and fees paid indirectly (a)	1.13%	1.14%	1.15%	0.90%	0.89%		0.83%
Before waivers, reimbursements and fees paid indirectly (a)	1.13%	1.14%	1.15%	0.91%	0.90%		0.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.03%	0.89%	1.05%	1.10%	1.79	%(bb)	1.58%
After waivers, reimbursements and fees paid indirectly (a)	2.03%	0.89%	1.05%	1.10%	1.79	%(bb)	1.69%
Before waivers, reimbursements and fees paid indirectly (a)	2.03%	0.89%	1.05%	1.09%	1.78	%(bb)	1.56%
Portfolio turnover rate (z)	8%	16%	16%	21%	22%		79%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011		2010		2009
Net asset value, beginning of period	$12.05	$9.38	$8.33	$8.80		$8.01		$6.41

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.10 (e)	0.10 (e)	0.11	(e)	0.13	(aa)(e)	0.09	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.74	2.65	1.08	(0.50)		0.82		1.52

Total from investment operations	0.86	2.75	1.18	(0.39)		0.95		1.61

Less distributions:
Dividends from net investment income	—	(0.08)	(0.13)	(0.08)		(0.16)		(0.01)

Net asset value, end of period	$12.91	$12.05	$9.38	$8.33		$8.80		$8.01

Total return (b)	7.14%	29.32%	13.91%	(4.37)%		11.88%		25.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$240,582	$243,039	$221,751	$222,052		$264,438		$271,945
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.13%	1.14%	1.15%	1.15	%(c)	1.14%		1.19	%(c)
After waivers, reimbursements and fees paid indirectly (a)	1.13%	1.14%	1.15%	1.15	%(c)	1.14%		1.08%
Before waivers, reimbursements and fees paid indirectly (a)	1.13%	1.14%	1.15%	1.16	%(c)	1.15%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.02%	0.90%	1.05%	1.21%		1.58	%(cc)	1.28%
After waivers, reimbursements and fees paid indirectly (a)	2.02%	0.90%	1.05%	1.21%		1.58	%(cc)	1.39%
Before waivers, reimbursements and fees paid indirectly (a)	2.02%	0.90%	1.05%	1.20%		1.57	%(cc)	1.26%
Portfolio turnover rate (z)	8%	16%	16%	21%		22%		79%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$12.07	$9.40	$8.34	$8.09

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.12 (e)	0.12 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.74	2.66	1.09	0.27

Total from investment operations	0.88	2.78	1.21	0.34

Less distributions:
Dividends from net investment income	—	(0.11)	(0.15)	(0.09)

Net asset value, end of period	$12.95	$12.07	$9.40	$8.34

Total return (b)	7.29%	29.59%	14.31%	4.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$501,631	$504,628	$435,252	$429,993
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.88%	0.89%	0.90%	0.88%
After waivers, reimbursements and fees paid indirectly (a)	0.88%	0.89%	0.90%	0.88%
Before waivers, reimbursements and fees paid indirectly (a)	0.88%	0.89%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.27%	1.15%	1.30%	2.29%
After waivers, reimbursements and fees paid indirectly (a)	2.27%	1.15%	1.30%	2.29%
Before waivers, reimbursements and fees paid indirectly (a)	2.27%	1.15%	1.30%	2.29%
Portfolio turnover rate (z)	8%	16%	16%	21%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10 and $0.08 for Class IA and IB, respectively.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 1.21% for income after waivers and reimbursements, 1.21% after waivers, reimbursements, and fees paid indirectly, and 1.20% before waivers, reimbursements, and fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would 0.99% for income after waiver and reimbursement, 0.99% after waivers, reimbursements, and fees paid indirectly, and 0.98% before waivers, reimbursemments, and fees paid indirectly.

See Notes to Financial Statements.

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Industrials	32.7%
Financials	21.0
Energy	14.3
Consumer Discretionary	13.6
Information Technology	4.7
Consumer Staples	3.1
Utilities	3.0
Health Care	2.3
Materials	2.2
Telecommunication Services	1.9
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested for the period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on April 21, 2014, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/14†	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,040.00	$2.62
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,041.00	2.10
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

†   Commenced operations on April 21, 2014.

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 75/365 for Class IB and Class K (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.6%)
Auto Components (2.8%)
Cooper Tire & Rubber Co.	4,874	$146,220
Cooper-Standard Holding, Inc.*	1,096	72,511
Dana Holding Corp.	6,757	165,006
Federal-Mogul Holdings Corp.*	2,453	49,624
Fuel Systems Solutions, Inc.*	1,263	14,070
Gentherm, Inc.*	87,000	3,867,150
Modine Manufacturing Co.*	2,894	45,551
Remy International, Inc.	1,043	24,354
Shiloh Industries, Inc.*	29	535
Spartan Motors, Inc.	3,040	13,802
Standard Motor Products, Inc.	677	30,242
Stoneridge, Inc.*	403	4,320
Strattec Security Corp.	75	4,837
Superior Industries International, Inc.	2,119	43,694

		4,481,916

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,742	79,488
VOXX International Corp.*	1,678	15,790
Weyco Group, Inc.	554	15,185

		110,463

Diversified Consumer Services (0.4%)
2U, Inc.*	534	8,977
American Public Education, Inc.*	149	5,123
Ascent Capital Group, Inc., Class A*	1,187	78,354
Bridgepoint Education, Inc.*	1,386	18,406
Career Education Corp.*	6,064	28,379
Carriage Services, Inc.	1,150	19,699
Chegg, Inc.*	6,252	44,014
Education Management Corp.*	2,809	4,747
Houghton Mifflin Harcourt Co.*	9,296	178,111
ITT Educational Services, Inc.*	1,874	31,277
K12, Inc.*	1,694	40,775
Matthews International Corp., Class A	2,329	96,817
Regis Corp.	3,671	51,688
Steiner Leisure Ltd.*	1,250	54,112
Universal Technical Institute, Inc.	1,969	23,904
Weight Watchers International, Inc.	237	4,780

		689,163

Hotels, Restaurants & Leisure (2.7%)
Biglari Holdings, Inc.*	119	50,333
BJ’s Restaurants, Inc.*	1,539	53,727
Bob Evans Farms, Inc.	2,112	105,706
Boyd Gaming Corp.*	1,384	16,788
Bravo Brio Restaurant Group, Inc.*	190,148	2,968,210
Caesars Acquisition Co., Class A*	3,918	48,466
Caesars Entertainment Corp.*	3,803	68,758
Carrols Restaurant Group, Inc.*	3,153	22,449

Churchill Downs, Inc.	377	$33,972
Cracker Barrel Old Country Store, Inc.	106	10,554
Denny’s Corp.*	2,692	17,552
DineEquity, Inc.	873	69,395
Einstein Noah Restaurant Group, Inc.	112	1,799
Empire Resorts, Inc.*	1,181	8,456
International Speedway Corp., Class A	2,335	77,709
Interval Leisure Group, Inc.	759	16,652
Intrawest Resorts Holdings, Inc.*	1,264	14,485
Isle of Capri Casinos, Inc.*	1,944	16,641
La Quinta Holdings, Inc.*	1,150	22,011
Life Time Fitness, Inc.*	3,305	161,086
Marcus Corp.	1,468	26,791
Marriott Vacations Worldwide Corp.*	2,434	142,705
Monarch Casino & Resort, Inc.*	805	12,188
Morgans Hotel Group Co.*	1,455	11,538
Orient-Express Hotels Ltd.*	8,231	119,679
Penn National Gaming, Inc.*	6,680	81,095
Ruby Tuesday, Inc.*	5,524	41,927
Ruth’s Hospitality Group, Inc.	1,066	13,165
Scientific Games Corp., Class A*	1,543	17,158
Sonic Corp.*	1,399	30,890
Speedway Motorsports, Inc.	1,029	18,779

		4,300,664

Household Durables (0.6%)
Beazer Homes USA, Inc.*	1,330	27,903
CSS Industries, Inc.	760	20,041
Dixie Group, Inc.*	445	4,713
Ethan Allen Interiors, Inc.	2,147	53,117
Flexsteel Industries, Inc.	432	14,407
Helen of Troy Ltd.*	1,530	92,764
Hovnanian Enterprises, Inc., Class A*	9,992	51,459
KB Home	1,921	35,884
La-Z-Boy, Inc.	662	15,339
LGI Homes, Inc.*	942	17,192
Libbey, Inc.*	190	5,062
Lifetime Brands, Inc.	912	14,337
M.D.C. Holdings, Inc.	3,370	102,077
M/I Homes, Inc.*	2,094	50,821
Meritage Homes Corp.*	3,368	142,163
NACCO Industries, Inc., Class A	427	21,606
New Home Co., Inc.*	699	9,877
Ryland Group, Inc.	4,043	159,456
Skullcandy, Inc.*	1,614	11,702
Standard Pacific Corp.*	12,489	107,405
TRI Pointe Homes, Inc.*	1,584	24,900
UCP, Inc., Class A*	844	11,537
WCI Communities, Inc.*	1,009	19,484
William Lyon Homes, Class A*	1,326	40,363

		1,053,609

Internet & Catalog Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	1,942	11,264
FTD Cos., Inc.*	1,476	46,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Gaiam, Inc., Class A*	1,154	$8,863
Lands’ End, Inc.*	1,414	47,482
Orbitz Worldwide, Inc.*	2,428	21,609
Shutterfly, Inc.*	1,306	56,236
ValueVision Media, Inc., Class A*	2,388	11,916

		204,292

Leisure Products (0.2%)
Arctic Cat, Inc.	709	27,949
Black Diamond, Inc.*	2,022	22,687
Brunswick Corp.	3,975	167,466
Callaway Golf Co.	6,790	56,493
Escalade, Inc.	592	9,555
JAKKS Pacific, Inc.*	1,723	13,336
Johnson Outdoors, Inc., Class A	421	10,862
LeapFrog Enterprises, Inc.*	5,805	42,667
Nautilus, Inc.*	1,003	11,123

		362,138

Media (0.8%)
AH Belo Corp., Class A	1,695	20,086
AMC Entertainment Holdings, Inc., Class A	1,807	44,940
Central European Media Enterprises Ltd., Class A*	5,100	14,382
Crown Media Holdings, Inc., Class A*	654	2,374
Cumulus Media, Inc., Class A*	3,740	24,647
Daily Journal Corp.*	104	21,496
Dex Media, Inc.*	1,094	12,187
Entercom Communications Corp., Class A*	2,163	23,209
Eros International plc*	1,077	16,338
EW Scripps Co., Class A*	2,563	54,233
Global Sources Ltd.*	1,240	10,267
Harte-Hanks, Inc.	3,925	28,221
Hemisphere Media Group, Inc.*	649	8,151
Journal Communications, Inc., Class A*	3,998	35,462
Lee Enterprises, Inc.*	4,427	19,700
Martha Stewart Living Omnimedia, Inc., Class A*	592	2,782
McClatchy Co., Class A*	5,187	28,788
MDC Partners, Inc., Class A	2,722	58,496
Media General, Inc.*	4,632	95,095
Meredith Corp.	3,083	149,094
National CineMedia, Inc.	4,201	73,560
New Media Investment Group, Inc.*	2,506	35,360
New York Times Co., Class A	11,952	181,790
ReachLocal, Inc.*	724	5,090
Reading International, Inc., Class A*	1,565	13,349
Rentrak Corp.*	57	2,990
Saga Communications, Inc., Class A	186	7,946
Salem Communications Corp., Class A	909	8,599
Scholastic Corp.	2,359	80,418
SFX Entertainment, Inc.*	3,755	30,415

Sizmek, Inc.*	1,634	$15,572
Time, Inc.*	9,425	228,273

		1,353,310

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	1,253	12,919
Burlington Stores, Inc.*	271	8,634
Fred’s, Inc., Class A	3,311	50,625
Tuesday Morning Corp.*	678	12,082

		84,260

Specialty Retail (5.5%)
Aeropostale, Inc.*	6,711	23,421
American Eagle Outfitters, Inc.	16,719	187,587
America’s Car-Mart, Inc.*	541	21,397
Barnes & Noble, Inc.*	3,622	82,545
bebe stores, Inc.	3,131	9,550
Big 5 Sporting Goods Corp.	1,550	19,018
Brown Shoe Co., Inc.	1,911	54,674
Build-A-Bear Workshop, Inc.*	382	5,104
Cato Corp., Class A	2,013	62,202
Children’s Place, Inc.	1,890	93,801
Citi Trends, Inc.*	1,304	27,984
Conn’s, Inc.*	84,500	4,173,455
Destination Maternity Corp.	978	22,269
Destination XL Group, Inc.*	2,371	13,064
Express, Inc.*	6,820	116,145
Finish Line, Inc., Class A	3,084	91,718
Genesco, Inc.*	1,873	153,829
Group 1 Automotive, Inc.	1,689	142,400
Guess?, Inc.	5,275	142,425
Haverty Furniture Cos., Inc.	1,691	42,495
hhgregg, Inc.*	592	6,021
Hibbett Sports, Inc.*	13,000	704,210
Kirkland’s, Inc.*	650	12,057
MarineMax, Inc.*	2,210	36,995
Men’s Wearhouse, Inc.	848	47,318
New York & Co., Inc.*	1,044	3,852
Office Depot, Inc.*	45,774	260,454
Pacific Sunwear of California, Inc.*	331	788
Pep Boys-Manny, Moe & Jack*	4,361	49,977
Rent-A-Center, Inc.	4,528	129,863
Sears Hometown and Outlet Stores, Inc.*	998	21,427
Shoe Carnival, Inc.	1,359	28,063
Sonic Automotive, Inc., Class A	75,385	2,011,272
Sportsman’s Warehouse Holdings, Inc.*	590	4,720
Stage Stores, Inc.	2,660	49,715
Stein Mart, Inc.	2,322	32,253
Systemax, Inc.*	953	13,695
Tilly’s, Inc., Class A*	886	7,123
Vitamin Shoppe, Inc.*	1,315	56,571
West Marine, Inc.*	1,500	15,390
Zumiez, Inc.*	367	10,126

		8,986,973

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	370	30,581
Crocs, Inc.*	6,511	97,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Culp, Inc.	575	$10,011
Iconix Brand Group, Inc.*	2,566	110,184
Movado Group, Inc.	848	35,336
Perry Ellis International, Inc.*	1,118	19,498
Quiksilver, Inc.*	4,681	16,758
R.G. Barry Corp.	819	15,520
Sequential Brands Group, Inc.*	429	5,925
Skechers U.S.A., Inc., Class A*	873	39,896
Unifi, Inc.*	1,346	37,055

		418,624

Total Consumer Discretionary		22,045,412

Consumer Staples (3.1%)
Beverages (0.0%)
Craft Brew Alliance, Inc.*	123	1,360

Food & Staples Retailing (0.2%)
Andersons, Inc.	182	9,388
Chefs’ Warehouse, Inc.*	282	5,575
Ingles Markets, Inc., Class A	1,080	28,458
Pantry, Inc.*	1,998	32,368
Roundy’s, Inc.	3,504	19,307
SpartanNash Co.	3,316	69,669
SUPERVALU, Inc.*	17,410	143,110
Village Super Market, Inc., Class A	534	12,619
Weis Markets, Inc.	999	45,684

		366,178

Food Products (2.6%)
Alico, Inc.	214	8,023
B&G Foods, Inc.	246	8,042
Boulder Brands, Inc.*	291	4,126
Chiquita Brands International, Inc.*	4,196	45,526
Darling Ingredients, Inc.*	156,359	3,267,903
Dean Foods Co.	8,059	141,758
Fresh Del Monte Produce, Inc.	3,070	94,095
John B. Sanfilippo & Son, Inc.	715	18,926
Lancaster Colony Corp.	589	56,049
Omega Protein Corp.*	1,659	22,695
Post Holdings, Inc.*	3,780	192,440
Sanderson Farms, Inc.	283	27,508
Seaboard Corp.*	22	66,446
Seneca Foods Corp., Class A*	726	22,216
Snyder’s-Lance, Inc.	4,070	107,692
Tootsie Roll Industries, Inc.	132	3,886
TreeHouse Foods, Inc.*	1,524	122,027

		4,209,358

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,331	30,645
Harbinger Group, Inc.*	4,182	53,111
Oil-Dri Corp. of America	319	9,752
Orchids Paper Products Co.	86	2,756

		96,264

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,223	47,617
Female Health Co.	901	4,965
Inter Parfums, Inc.	1,318	38,947

Nature’s Sunshine Products, Inc.	974	$16,529
Nutraceutical International Corp.*	761	18,157
Revlon, Inc., Class A*	705	21,502
Synutra International, Inc.*	121	812

		148,529

Tobacco (0.1%)
Alliance One International, Inc.*	9,915	24,788
Universal Corp.	1,381	76,438
Vector Group Ltd.	2,631	54,409

		155,635

Total Consumer Staples		4,977,324

Energy (14.3%)
Energy Equipment & Services (12.2%)
Bristow Group, Inc.	3,029	244,198
C&J Energy Services, Inc.*	563	19,018
CHC Group Ltd.*	2,786	23,514
Dawson Geophysical Co.	720	20,628
Era Group, Inc.*	1,822	52,255
Exterran Holdings, Inc.	5,005	225,175
Forum Energy Technologies, Inc.*	3,193	116,321
Geospace Technologies Corp.*	1,010	55,631
Gulf Island Fabrication, Inc.	723	15,559
Gulfmark Offshore, Inc., Class A	2,284	103,191
Helix Energy Solutions Group, Inc.*	9,016	237,211
Hercules Offshore, Inc.*	14,225	57,184
Hornbeck Offshore Services, Inc.*	83,166	3,902,149
ION Geophysical Corp.*	9,480	40,006
Key Energy Services, Inc.*	11,246	102,788
Matrix Service Co.*	92,600	3,036,354
McDermott International, Inc.*	20,319	164,381
Mitcham Industries, Inc.*	94,158	1,316,329
Natural Gas Services Group, Inc.*	91,103	3,011,865
Newpark Resources, Inc.*	7,200	89,712
North American Energy Partners, Inc.	300,000	2,415,000
North Atlantic Drilling Ltd.	4,679	49,691
Nuverra Environmental Solutions, Inc.*	1,235	24,836
Parker Drilling Co.*	280,798	1,830,803
PHI, Inc. (Non-Voting)*	1,060	47,244
Pioneer Energy Services Corp.*	1,494	26,205
SEACOR Holdings, Inc.*	1,757	144,513
Tesco Corp.	2,725	58,152
TETRA Technologies, Inc.*	6,585	77,571
Tidewater, Inc.	40,000	2,246,000
Vantage Drilling Co.*	18,212	34,967

		19,788,451

Oil, Gas & Consumable Fuels (2.1%)
Adams Resources & Energy, Inc.	173	13,516
Alon USA Energy, Inc.	1,634	20,327
Alpha Natural Resources, Inc.*	18,332	68,012
American Eagle Energy Corp.*	2,531	15,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Amyris, Inc.*	2,251	$8,396
Apco Oil and Gas International, Inc.*	661	9,538
Approach Resources, Inc.*	1,932	43,914
Arch Coal, Inc.	17,514	63,926
Ardmore Shipping Corp.	1,488	20,579
Bill Barrett Corp.*	4,250	113,815
BPZ Resources, Inc.*	5,588	17,211
Callon Petroleum Co.*	3,591	41,835
Clean Energy Fuels Corp.*	2,722	31,902
Cloud Peak Energy, Inc.*	5,202	95,821
Comstock Resources, Inc.	4,094	118,071
Contango Oil & Gas Co.*	1,468	62,111
Delek U.S. Holdings, Inc.	2,459	69,418
DHT Holdings, Inc.	5,919	42,617
Dorian LPG Ltd.*	626	14,392
Emerald Oil, Inc.*	5,117	39,145
Energy XXI Bermuda Ltd.	8,008	189,229
Equal Energy Ltd.	3,218	17,442
EXCO Resources, Inc.	7,631	44,947
Forest Oil Corp.*	9,570	21,820
Frontline Ltd.*	5,063	14,784
GasLog Ltd.	2,730	87,060
Gastar Exploration, Inc.*	591	5,148
Green Plains, Inc.	505	16,599
Halcon Resources Corp.*	22,246	162,173
Hallador Energy Co.	782	7,421
Harvest Natural Resources, Inc.*	3,417	17,051
Knightsbridge Tankers Ltd.	2,768	39,278
Matador Resources Co.*	2,721	79,671
Midstates Petroleum Co., Inc.*	3,031	21,914
Miller Energy Resources, Inc.*	2,751	17,606
Navios Maritime Acq Corp.	6,854	25,428
Nordic American Tankers Ltd.	7,446	70,960
Northern Oil and Gas, Inc.*	5,233	85,246
Pacific Ethanol, Inc.*	1,614	24,678
PDC Energy, Inc.*	2,839	179,283
Penn Virginia Corp.*	5,605	95,005
PetroQuest Energy, Inc.*	297	2,233
Quicksilver Resources, Inc.*	9,457	25,250
Renewable Energy Group, Inc.*	3,005	34,467
Resolute Energy Corp.*	6,771	58,501
REX American Resources Corp.*	105	7,698
Rosetta Resources, Inc.*	4,585	251,487
RSP Permian, Inc.*	1,419	46,032
Sanchez Energy Corp.*	1,562	58,716
Scorpio Tankers, Inc.	17,100	173,907
Ship Finance International Ltd.	5,142	95,590
Stone Energy Corp.*	4,809	225,013
Swift Energy Co.*	3,963	51,440
Teekay Tankers Ltd., Class A	5,658	24,273
TransAtlantic Petroleum Ltd.*	854	9,727
Triangle Petroleum Corp.*	2,838	33,346
VAALCO Energy, Inc.*	4,235	30,619
W&T Offshore, Inc.	1,836	30,055
Warren Resources, Inc.*	6,559	40,666
Westmoreland Coal Co.*	1,203	43,645

		3,375,115

Total Energy		23,163,566

Financials (21.0%)
Banks (8.4%)
1st Source Corp.	1,215	$37,203
1st United Bancorp, Inc./Florida	2,668	22,998
American National Bankshares, Inc.	722	15,689
Ameris Bancorp*	2,275	49,049
Ames National Corp.	618	14,300
Arrow Financial Corp.	994	25,784
Banc of California, Inc.	2,639	28,765
BancFirst Corp.	570	35,283
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,489	73,849
Bancorp, Inc./Delaware*	2,978	35,468
BancorpSouth, Inc.	8,295	203,808
Bank of Kentucky Financial Corp.	557	19,378
Bank of Marin Bancorp/California	534	24,345
Banner Corp.	1,730	68,560
BBCN Bancorp, Inc.	6,764	107,886
BNC Bancorp	1,650	28,165
Boston Private Financial Holdings, Inc.	6,752	90,747
Bridge Bancorp, Inc.	1,026	24,614
Bridge Capital Holdings*	861	20,845
Bryn Mawr Bank Corp.	1,238	36,051
Camden National Corp.	702	27,209
Capital Bank Financial Corp., Class A*	2,064	48,731
Capital City Bank Group, Inc.	753	10,941
Cardinal Financial Corp.	2,540	46,888
Cascade Bancorp*	2,760	14,380
Cathay General Bancorp	46,794	1,196,055
Center Bancorp, Inc.*	1,389	36,430
Centerstate Banks, Inc.	3,177	35,582
Central Pacific Financial Corp.	1,225	24,316
Century Bancorp, Inc./Massachusetts, Class A	307	10,849
Chemical Financial Corp.	2,477	69,554
Citizens & Northern Corp.	1,154	22,491
City Holding Co.	1,314	59,288
CNB Financial Corp./Pennsylvania	1,320	22,176
CoBiz Financial, Inc.	3,202	34,486
Columbia Banking System, Inc.	4,592	120,815
Community Bank System, Inc.	3,454	125,035
Community Trust Bancorp, Inc.	1,274	43,596
CommunityOne Bancorp*	930	9,021
CU Bancorp*	838	15,981
Customers Bancorp, Inc.*	2,257	45,163
CVB Financial Corp.	8,992	144,142
Eagle Bancorp, Inc.*	493	16,639
East West Bancorp, Inc.	64,000	2,239,360
Enterprise Bancorp, Inc./Massachusetts	653	13,471
Enterprise Financial Services Corp.	1,759	31,768
F.N.B. Corp./Pennsylvania	14,162	181,557
Fidelity Southern Corp.	1,323	17,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Financial Institutions, Inc.	1,261	$29,533
First Bancorp, Inc./Maine	906	15,819
First Bancorp/North Carolina	1,780	32,663
First BanCorp/Puerto Rico*	8,803	47,888
First Busey Corp.	6,593	38,305
First Business Financial Services, Inc.	303	14,250
First Citizens BancShares, Inc./North Carolina, Class A	634	155,330
First Commonwealth Financial Corp.	7,992	73,686
First Community Bancshares, Inc./Virginia	1,560	22,355
First Connecticut Bancorp, Inc./Connecticut	1,522	24,428
First Financial Bancorp	4,896	84,260
First Financial Bankshares, Inc.	2,399	75,257
First Financial Corp./Indiana	1,031	33,188
First Interstate BancSystem, Inc.	1,533	41,667
First Merchants Corp.	3,181	67,246
First Midwest Bancorp, Inc./Illinois	6,390	108,822
First NBC Bank Holding Co.*	1,248	41,820
First of Long Island Corp.	722	28,216
FirstMerit Corp.	14,145	279,364
Flushing Financial Corp.	2,558	52,567
German American Bancorp, Inc.	1,152	31,196
Glacier Bancorp, Inc.	6,326	179,532
Great Southern Bancorp, Inc.	949	30,415
Guaranty Bancorp	1,305	18,139
Hampton Roads Bankshares, Inc.*	2,998	5,187
Hancock Holding Co.	7,021	247,982
Hanmi Financial Corp.	2,800	59,024
Heartland Financial USA, Inc.	1,354	33,484
Heritage Commerce Corp.	1,860	15,196
Heritage Financial Corp./Washington	2,637	42,429
Heritage Oaks Bancorp*	1,923	14,672
Home BancShares, Inc./Arkansas	867	28,455
HomeTrust Bancshares, Inc.*	1,625	25,626
Horizon Bancorp/Indiana	791	17,275
Hudson Valley Holding Corp.	1,200	21,660
Iberiabank Corp.	2,682	185,568
Independent Bank Corp./Massachusetts	2,003	76,875
Independent Bank Corp./Michigan	1,610	20,721
Independent Bank Group, Inc.	445	24,773
International Bancshares Corp.	4,624	124,848
Investors Bancorp, Inc.	26,983	298,162
Lakeland Bancorp, Inc.	3,424	36,979
Lakeland Financial Corp.	1,366	52,127
Macatawa Bank Corp.	2,149	10,895
MainSource Financial Group, Inc.	1,856	32,016
MB Financial, Inc.	4,687	126,783
Mercantile Bank Corp.	1,345	30,774
Merchants Bancshares, Inc./Vermont	517	16,534

Metro Bancorp, Inc.*	1,272	$29,409
MidSouth Bancorp, Inc.	749	14,898
MidWestOne Financial Group, Inc.	617	14,802
National Bank Holdings Corp., Class A	3,434	68,474
National Bankshares, Inc./Virginia	633	19,553
National Penn Bancshares, Inc.	9,943	105,197
NBT Bancorp, Inc.	3,676	88,297
NewBridge Bancorp*	2,842	22,906
Northrim BanCorp, Inc.	589	15,061
OFG Bancorp	3,825	70,418
Old Line Bancshares, Inc.	604	9,519
Old National Bancorp/Indiana	9,167	130,905
OmniAmerican Bancorp, Inc.	1,036	25,900
Opus Bank*	377	10,956
Pacific Continental Corp.	1,626	22,325
Pacific Premier Bancorp, Inc.*	1,475	20,783
Palmetto Bancshares, Inc.*	365	5,252
Park National Corp.	1,073	82,836
Park Sterling Corp.	4,033	26,577
Peapack-Gladstone Financial Corp.	991	21,019
Penns Woods Bancorp, Inc.	422	19,876
Peoples Bancorp, Inc./Ohio	986	26,080
Peoples Financial Services Corp.	599	30,783
Pinnacle Financial Partners, Inc.	3,017	119,111
Preferred Bank/California*	1,046	24,727
PrivateBancorp, Inc.	6,114	177,673
Prosperity Bancshares, Inc.	5,956	372,846
Renasant Corp.	2,746	79,826
Republic Bancorp, Inc./Kentucky, Class A	940	22,297
Republic First Bancorp, Inc.*	2,482	12,509
S&T Bancorp, Inc.	2,489	61,852
Sandy Spring Bancorp, Inc.	2,070	51,564
Seacoast Banking Corp. of Florida*	1,507	16,381
ServisFirst Bancshares, Inc.*	56	4,840
Sierra Bancorp	1,101	17,396
Simmons First National Corp., Class A	1,362	53,649
South State Corp.	2,037	124,257
Southside Bancshares, Inc.	1,546	44,772
Southwest Bancorp, Inc./Oklahoma	1,777	30,316
Square 1 Financial, Inc., Class A*	299	5,684
State Bank Financial Corp.	2,899	49,022
Sterling Bancorp/Delaware	7,089	85,068
Stock Yards Bancorp, Inc.	1,276	38,152
Stonegate Bank	761	19,177
Suffolk Bancorp*	1,038	23,158
Sun Bancorp, Inc./New Jersey*	3,582	14,364
Susquehanna Bancshares, Inc.	16,037	169,351
Talmer Bancorp, Inc., Class A*	1,530	21,099
Taylor Capital Group, Inc.*	1,574	33,652
Texas Capital Bancshares, Inc.*	2,384	128,617
Tompkins Financial Corp.	1,222	58,876
TowneBank/Virginia	2,414	37,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Trico Bancshares	1,461	$33,808
Tristate Capital Holdings, Inc.*	1,761	24,883
Trustmark Corp.	5,743	141,795
UMB Financial Corp.	3,244	205,637
Umpqua Holdings Corp.	14,254	255,432
Union Bankshares Corp.	4,008	102,805
United Bankshares, Inc./West Virginia	5,939	192,008
United Community Banks, Inc./Georgia	4,214	68,983
Univest Corp. of Pennsylvania	1,294	26,786
Valley National Bancorp	17,123	169,689
VantageSouth Bancshares, Inc.*	1,913	11,382
ViewPoint Financial Group, Inc.	3,038	81,753
Washington Trust Bancorp, Inc.	1,325	48,720
Webster Financial Corp.	7,725	243,646
WesBanco, Inc.	2,325	72,168
West Bancorp, Inc.	1,300	19,799
Westamerica Bancorp	2,232	116,689
Western Alliance Bancorp*	2,997	71,329
Wilshire Bancorp, Inc.	6,165	63,315
Wintrust Financial Corp.	3,996	183,816
Yadkin Financial Corp.*	1,292	24,341

		13,638,658

Capital Markets (0.8%)
Arlington Asset Investment Corp., Class A	1,637	44,739
BGC Partners, Inc., Class A	10,733	79,854
Calamos Asset Management, Inc., Class A	1,381	18,492
CIFC Corp.	613	5,523
CorEnergy Infrastructure Trust, Inc. (REIT)	2,601	19,274
Cowen Group, Inc., Class A*	9,928	41,896
FBR & Co.*	895	24,281
FXCM, Inc., Class A	3,876	57,985
GFI Group, Inc.	6,294	20,896
ICG Group, Inc.*	3,513	73,352
INTL FCStone, Inc.*	1,097	21,852
Investment Technology Group, Inc.*	2,993	50,522
Janus Capital Group, Inc.	12,813	159,906
KCG Holdings, Inc., Class A*	4,484	53,270
Main Street Capital Corp.	18	593
Manning & Napier, Inc.	1,228	21,195
Moelis & Co.*	545	18,318
Oppenheimer Holdings, Inc., Class A	885	21,231
Piper Jaffray Cos.*	1,423	73,669
Safeguard Scientifics, Inc.*	1,889	39,272
Stifel Financial Corp.*	5,604	265,349
SWS Group, Inc.*	2,594	18,884
Walter Investment Management Corp.*	3,326	99,048

		1,229,401

Consumer Finance (1.4%)
Cash America International, Inc.	2,423	107,654
Consumer Portfolio Services, Inc.*	1,733	13,205

Encore Capital Group, Inc.*	703	$31,930
Ezcorp, Inc., Class A*	4,635	53,534
Green Dot Corp., Class A*	2,684	50,942
JGWPT Holdings, Inc., Class A*	1,048	11,801
Nelnet, Inc., Class A	1,788	74,077
Nicholas Financial, Inc.	966	13,872
Regional Management Corp.*	120,934	1,870,849
Springleaf Holdings, Inc.*	2,098	54,443

		2,282,307

Diversified Financial Services (0.1%)
Gain Capital Holdings, Inc.	1,954	15,378
Marlin Business Services Corp.	761	13,843
NewStar Financial, Inc.*	2,370	33,322
PHH Corp.*	4,940	113,521
PICO Holdings, Inc.*	2,058	48,898
Resource America, Inc., Class A	1,082	10,117
Tiptree Financial, Inc. (REIT), Class A	554	4,820

		239,899

Insurance (2.1%)
Ambac Financial Group, Inc.*	2,055	56,122
American Equity Investment Life Holding Co.	6,369	156,677
AMERISAFE, Inc.	1,556	63,283
AmTrust Financial Services, Inc.	748	31,274
Argo Group International Holdings Ltd.	2,239	114,435
Baldwin & Lyons, Inc., Class B	877	22,749
Citizens, Inc./Texas*	3,903	28,882
CNO Financial Group, Inc.	18,661	332,166
Crawford & Co., Class B	1,962	19,777
Donegal Group, Inc., Class A	714	10,924
EMC Insurance Group, Inc.	433	13,328
Employers Holdings, Inc.	1,160	24,569
Enstar Group Ltd.*	732	110,334
FBL Financial Group, Inc., Class A	808	37,168
Fidelity & Guaranty Life	918	21,977
First American Financial Corp.	9,186	255,279
Global Indemnity plc*	764	19,856
Greenlight Capital Reinsurance Ltd., Class A*	2,451	80,736
Hallmark Financial Services, Inc.*	1,231	13,233
HCI Group, Inc.	259	10,515
Hilltop Holdings, Inc.*	5,734	121,905
Horace Mann Educators Corp.	3,426	107,131
Independence Holding Co.	684	9,665
Infinity Property & Casualty Corp.	620	41,683
Kansas City Life Insurance Co.	353	16,054
Kemper Corp.	3,966	146,187
Maiden Holdings Ltd.	3,998	48,336
Meadowbrook Insurance Group, Inc.	4,264	30,658
Montpelier Reinsurance Holdings Ltd.	3,403	108,726
National General Holdings Corp.	3,038	52,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

National Interstate Corp.	458	$12,833
National Western Life Insurance Co., Class A	196	48,884
Navigators Group, Inc.*	953	63,899
OneBeacon Insurance Group Ltd., Class A	2,122	32,976
Phoenix Cos., Inc.*	526	25,453
Platinum Underwriters Holdings Ltd.	2,308	149,674
Primerica, Inc.	4,670	223,460
RLI Corp.	3,708	169,752
Safety Insurance Group, Inc.	1,113	57,186
Selective Insurance Group, Inc.	4,830	119,398
State Auto Financial Corp.	1,377	32,263
Stewart Information Services Corp.	1,907	59,136
Symetra Financial Corp.	6,429	146,195
Third Point Reinsurance Ltd.*	4,902	74,805
United Fire Group, Inc.	1,727	50,636
Universal Insurance Holdings, Inc.	201	2,607

		3,375,647

Real Estate Investment Trusts (REITs) (6.5%)
Acadia Realty Trust (REIT)	5,043	141,658
AG Mortgage Investment Trust, Inc. (REIT)	2,501	47,344
Agree Realty Corp. (REIT)	1,444	43,652
Alexander’s, Inc. (REIT)	20	7,389
Altisource Residential Corp. (REIT)	4,925	128,198
American Assets Trust, Inc. (REIT)	2,021	69,825
American Capital Mortgage Investment Corp. (REIT)	4,490	89,890
American Realty Capital Healthcare Trust, Inc. (REIT)	14,635	159,375
American Residential Properties, Inc. (REIT)*	2,796	52,425
AmREIT, Inc. (REIT)	1,929	35,301
Anworth Mortgage Asset Corp. (REIT)	11,456	59,113
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,238	69,885
Apollo Residential Mortgage, Inc. (REIT)	2,612	43,673
Ares Commercial Real Estate Corp. (REIT)	2,432	30,181
Armada Hoffler Properties, Inc. (REIT)	1,864	18,043
ARMOUR Residential REIT, Inc. (REIT)	31,729	137,387
Ashford Hospitality Prime, Inc. (REIT)	1,019	17,486
Ashford Hospitality Trust, Inc. (REIT)	6,027	69,552
Associated Estates Realty Corp. (REIT)	5,025	90,550
Aviv REIT, Inc. (REIT)	1,646	46,368
Campus Crest Communities, Inc. (REIT)	5,374	46,539

Capstead Mortgage Corp. (REIT)	5,791	$76,152
CareTrust REIT, Inc. (REIT)*	94	1,861
CatchMark Timber Trust, Inc. (REIT), Class A	1,198	16,377
Cedar Realty Trust, Inc. (REIT)	6,710	41,937
Chambers Street Properties (REIT)	20,832	167,489
Chatham Lodging Trust (REIT)	2,471	54,115
Chesapeake Lodging Trust (REIT)	4,429	133,889
Colony Financial, Inc. (REIT)	8,052	186,967
Cousins Properties, Inc. (REIT)	17,157	213,605
CubeSmart (REIT)	12,450	228,084
CyrusOne, Inc. (REIT)	1,747	43,500
CYS Investments, Inc. (REIT)	13,962	125,937
DCT Industrial Trust, Inc. (REIT)	28,321	232,515
DiamondRock Hospitality Co. (REIT)	16,989	217,799
DuPont Fabros Technology, Inc. (REIT)	3,835	103,392
Dynex Capital, Inc. (REIT)	4,920	43,542
EastGroup Properties, Inc. (REIT)	311	19,975
Education Realty Trust, Inc. (REIT)	9,863	105,929
EPR Properties (REIT)	4,625	258,399
Equity One, Inc. (REIT)	5,391	127,174
Excel Trust, Inc. (REIT)	4,372	58,279
FelCor Lodging Trust, Inc. (REIT)	10,633	111,753
First Industrial Realty Trust, Inc. (REIT)	9,468	178,377
First Potomac Realty Trust (REIT)	5,324	69,851
Franklin Street Properties Corp. (REIT)	8,060	101,395
Geo Group, Inc. (REIT)	6,212	221,955
Getty Realty Corp. (REIT)	2,464	47,013
Gladstone Commercial Corp. (REIT)	1,501	26,823
Glimcher Realty Trust (REIT)	2,014	21,812
Government Properties Income Trust (REIT)	3,362	85,361
Gramercy Property Trust, Inc. (REIT)	10,161	61,474
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,827	26,199
Hatteras Financial Corp. (REIT)	8,582	170,009
Healthcare Realty Trust, Inc. (REIT)	8,359	212,486
Hersha Hospitality Trust (REIT)	17,474	117,250
Highwoods Properties, Inc. (REIT)	7,838	328,804
Hudson Pacific Properties, Inc. (REIT)	4,803	121,708
Inland Real Estate Corp. (REIT)	7,756	82,446
Invesco Mortgage Capital, Inc. (REIT)	10,866	188,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Investors Real Estate Trust (REIT)	9,319	$85,828
iStar Financial, Inc. (REIT)*	7,265	108,830
Kite Realty Group Trust (REIT)	11,670	71,654
LaSalle Hotel Properties (REIT)	9,013	318,069
Lexington Realty Trust (REIT)	17,848	196,506
LTC Properties, Inc. (REIT)	3,070	119,853
Mack-Cali Realty Corp. (REIT)	7,731	166,062
Medical Properties Trust, Inc. (REIT)	14,841	196,495
Monmouth Real Estate Investment Corp. (REIT), Class A	5,019	50,391
New Residential Investment Corp. (REIT)	24,559	154,722
New York Mortgage Trust, Inc. (REIT)	7,951	62,097
New York REIT, Inc. (REIT)	15,294	169,152
One Liberty Properties, Inc. (REIT)	1,167	24,904
Owens Realty Mortgage, Inc. (REIT)	926	18,011
Parkway Properties, Inc./Maryland (REIT)	6,163	127,266
Pebblebrook Hotel Trust (REIT)	5,596	206,828
Pennsylvania Real Estate Investment Trust (REIT)	5,899	111,019
PennyMac Mortgage Investment Trust (REIT)	4,210	92,367
Physicians Realty Trust (REIT)	3,022	43,487
PS Business Parks, Inc. (REIT)	865	72,219
RAIT Financial Trust (REIT)	7,238	59,858
Ramco-Gershenson Properties Trust (REIT)	6,136	101,980
Redwood Trust, Inc. (REIT)	7,099	138,217
Resource Capital Corp. (REIT)	11,370	64,013
Retail Opportunity Investments Corp. (REIT)	6,472	101,805
Rexford Industrial Realty, Inc. (REIT)	2,496	35,543
RLJ Lodging Trust (REIT)	11,345	327,757
Rouse Properties, Inc. (REIT)	3,226	55,197
Ryman Hospitality Properties, Inc. (REIT)	1,869	89,992
Sabra Health Care REIT, Inc. (REIT)	343	9,847
Saul Centers, Inc. (REIT)	162	7,873
Select Income REIT (REIT)	3,298	97,753
Silver Bay Realty Trust Corp. (REIT)	2,866	46,773
Sovran Self Storage, Inc. (REIT)	423	32,677
STAG Industrial, Inc. (REIT)	4,547	109,173
Strategic Hotels & Resorts, Inc. (REIT)*	5,058	59,229
Summit Hotel Properties, Inc. (REIT)	7,349	77,899
Sunstone Hotel Investors, Inc. (REIT)	15,877	237,044
Terreno Realty Corp. (REIT)	2,875	55,574
Trade Street Residential, Inc. (REIT)	1,554	11,639

UMH Properties, Inc. (REIT)	1,618	$16,228
Urstadt Biddle Properties, Inc. (REIT), Class A	424	8,853
Washington Real Estate Investment Trust (REIT)	5,843	151,801
Western Asset Mortgage Capital Corp. (REIT)	3,569	50,573
Whitestone REIT (REIT)	2,212	32,981
Winthrop Realty Trust (REIT)	3,162	48,537

		10,458,677

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	4,208	174,422
Altisource Asset Management Corp.*	23	16,630
AV Homes, Inc.*	831	13,587
Consolidated-Tomoka Land Co.	255	11,704
Forestar Group, Inc.*	2,787	53,204
Kennedy-Wilson Holdings, Inc.	5,647	151,452
RE/MAX Holdings, Inc., Class A	932	27,578
Tejon Ranch Co.*	1,061	34,154

		482,731

Thrifts & Mortgage Finance (1.4%)
Astoria Financial Corp.	7,396	99,476
Bank Mutual Corp.	4,194	24,325
BankFinancial Corp.	1,832	20,445
BBX Capital Corp., Class A*	645	11,610
Beneficial Mutual Bancorp, Inc.*	2,462	33,385
Berkshire Hills Bancorp, Inc.	2,085	48,414
Brookline Bancorp, Inc.	5,916	55,433
Capitol Federal Financial, Inc.	12,199	148,340
Charter Financial Corp./Maryland	2,040	22,644
Clifton Bancorp, Inc.	2,134	27,038
Dime Community Bancshares, Inc.	2,954	46,644
ESB Financial Corp.	1,168	15,114
EverBank Financial Corp.	7,768	156,603
Federal Agricultural Mortgage Corp., Class C	946	29,402
First Defiance Financial Corp.	883	25,342
First Financial Northwest, Inc.	1,327	14,424
Flagstar Bancorp, Inc.*	1,756	31,784
Fox Chase Bancorp, Inc.	1,099	18,529
Franklin Financial Corp./Virginia*	951	20,637
Home Loan Servicing Solutions Ltd.	6,114	138,971
HomeStreet, Inc.	1,182	21,713
Kearny Financial Corp.*	951	14,398
Ladder Capital Corp., Class A*	1,349	24,376
Meta Financial Group, Inc.	537	21,480
MGIC Investment Corp.*	16,994	157,025
NASB Financial, Inc.	376	8,892
NMI Holdings, Inc., Class A*	4,299	45,139
Northfield Bancorp, Inc.	4,421	57,959
Northwest Bancshares, Inc.	8,047	109,198
OceanFirst Financial Corp.	1,263	20,915

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Oritani Financial Corp.	3,835	$59,021
PennyMac Financial Services, Inc., Class A*	468	7,109
Provident Financial Services, Inc.	5,099	88,315
Radian Group, Inc.	13,111	194,174
Stonegate Mortgage Corp.*	1,099	15,331
Territorial Bancorp, Inc.	676	14,115
Tree.com, Inc.*	229	6,673
TrustCo Bank Corp.	7,854	52,465
United Community Financial
Corp./Ohio*	4,374	18,065
United Financial Bancorp, Inc.	3,764	51,002
Walker & Dunlop, Inc.*	1,494	21,080
Washington Federal, Inc.	8,626	193,481
Waterstone Financial, Inc.	2,869	32,735
WSFS Financial Corp.	785	57,831

		2,281,052

Total Financials		33,988,372

Health Care (2.3%)
Biotechnology (0.4%)
ACADIA Pharmaceuticals, Inc.*	615	13,893
Achillion Pharmaceuticals, Inc.*	6,552	49,599
Agenus, Inc.*	1,475	4,749
AMAG Pharmaceuticals, Inc.*	586	12,142
Anacor Pharmaceuticals, Inc.*	1,783	31,612
Array BioPharma, Inc.*	2,099	9,571
BioCryst Pharmaceuticals, Inc.*	1,232	15,708
Celldex Therapeutics, Inc.*	826	13,480
Cellular Dynamics International, Inc.*	66	962
ChemoCentryx, Inc.*	2,305	13,484
Cytokinetics, Inc.*	2,965	14,173
Cytori Therapeutics, Inc.*	1,268	3,030
CytRx Corp.*	3,409	14,250
Dynavax Technologies Corp.*	22,461	35,938
Emergent Biosolutions, Inc.*	2,283	51,276
Geron Corp.*	14,028	45,030
Hyperion Therapeutics, Inc.*	237	6,186
Idenix Pharmaceuticals, Inc.*	1,767	42,585
Immunomedics, Inc.*	258	942
Inovio Pharmaceuticals, Inc.*	574	6,205
InterMune, Inc.*	876	38,675
Lexicon Pharmaceuticals, Inc.*	1,670	2,689
Merrimack Pharmaceuticals, Inc.*	699	5,096
Navidea Biopharmaceuticals, Inc.*	1,712	2,534
NeoStem, Inc.*	1,061	6,918
NPS Pharmaceuticals, Inc.*	642	21,218
OvaScience, Inc.*	1,261	11,563
Progenics Pharmaceuticals, Inc.*	4,524	19,498
Prothena Corp. plc*	1,278	28,819
PTC Therapeutics, Inc.*	151	3,947
Rigel Pharmaceuticals, Inc.*	7,909	28,710
Spectrum Pharmaceuticals, Inc.*	4,310	35,040
Verastem, Inc.*	1,556	14,097
XOMA Corp.*	853	3,915

		607,534

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	1,057	$82,700
AngioDynamics, Inc.*	2,236	36,514
AtriCure, Inc.*	583	10,716
CONMED Corp.	2,329	102,825
CryoLife, Inc.	2,295	20,540
Cynosure, Inc., Class A*	1,149	24,416
Derma Sciences, Inc.*	1,808	20,900
Exactech, Inc.*	883	22,278
Greatbatch, Inc.*	2,150	105,479
Haemonetics Corp.*	4,087	144,189
ICU Medical, Inc.*	1,144	69,567
Integra LifeSciences Holdings Corp.*	1,255	59,060
Invacare Corp.	2,908	53,420
Merit Medical Systems, Inc.*	3,867	58,392
NuVasive, Inc.*	662	23,547
OraSure Technologies, Inc.*	4,422	38,073
Orthofix International N.V.*	1,607	58,254
PhotoMedex, Inc.*	1,233	15,104
Rockwell Medical, Inc.*	2,987	35,814
RTI Surgical, Inc.*	5,090	22,142
SurModics, Inc.*	940	20,135
Symmetry Medical, Inc.*	3,394	30,071
Tornier N.V.*	3,024	70,701
TransEnterix, Inc.*	2,163	10,902
Unilife Corp.*	1,673	4,952
Wright Medical Group, Inc.*	2,254	70,776

		1,211,467

Health Care Providers & Services (0.9%)
Addus HomeCare Corp.*	435	9,779
Alliance HealthCare Services, Inc.*	276	7,452
Almost Family, Inc.*	746	16,472
Amedisys, Inc.*	2,323	38,887
AMN Healthcare Services, Inc.*	3,947	48,548
Amsurg Corp.*	2,200	100,254
Bio-Reference Labs, Inc.*	170	5,137
BioScrip, Inc.*	5,870	48,956
BioTelemetry, Inc.*	881	6,317
Chindex International, Inc.*	118	2,795
Cross Country Healthcare, Inc.*	2,463	16,059
Ensign Group, Inc.	94	2,921
Five Star Quality Care, Inc.*	3,869	19,384
Hanger, Inc.*	3,023	95,073
HealthSouth Corp.	1,823	65,391
Healthways, Inc.*	1,373	24,082
IPC The Hospitalist Co., Inc.*	631	27,903
Kindred Healthcare, Inc.	4,627	106,884
LHC Group, Inc.*	1,086	23,208
Magellan Health, Inc.*	2,358	146,762
National Healthcare Corp.	884	49,760
National Research Corp., Class A*	105	1,469
Owens & Minor, Inc.	5,390	183,152
PharMerica Corp.*	2,658	75,992
Select Medical Holdings Corp.	450	7,020
Skilled Healthcare Group, Inc., Class A*	1,054	6,630
Surgical Care Affiliates, Inc.*	70	2,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Triple-S Management Corp., Class B*	2,027	$36,344
Universal American Corp.	3,535	29,446
WellCare Health Plans, Inc.*	3,483	260,041

		1,464,154

Health Care Technology (0.0%)
Castlight Health, Inc., Class B*	330	5,016
MedAssets, Inc.*	303	6,921

		11,937

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	4,687	41,761
Albany Molecular Research, Inc.*	2,105	42,353

		84,114

Pharmaceuticals (0.2%)
Impax Laboratories, Inc.*	4,845	145,302
Medicines Co.*	528	15,344
Nektar Therapeutics*	4,720	60,510
Omeros Corp.*	312	5,429
Revance Therapeutics, Inc.*	222	7,548
Sagent Pharmaceuticals, Inc.*	375	9,698
SciClone Pharmaceuticals, Inc.*	1,317	6,927
Theravance Biopharma, Inc.*	146	4,654
Theravance, Inc.*	404	12,031
XenoPort, Inc.*	4,212	20,344

		287,787

Total Health Care		3,666,993

Industrials (32.7%)
Aerospace & Defense (1.1%)
AAR Corp.	3,375	93,015
Aerovironment, Inc.*	741	23,564
American Science & Engineering, Inc.	625	43,494
Cubic Corp.	1,654	73,619
Curtiss-Wright Corp.	3,062	200,745
DigitalGlobe, Inc.*	6,484	180,255
Ducommun, Inc.*	574	14,999
Engility Holdings, Inc.*	1,516	58,002
Esterline Technologies Corp.*	2,708	311,745
KEYW Holding Corp.*	2,801	35,208
Kratos Defense & Security Solutions, Inc.*	3,948	30,794
LMI Aerospace, Inc.*	848	11,092
Moog, Inc., Class A*	3,507	255,625
National Presto Industries, Inc.	396	28,845
Orbital Sciences Corp.*	5,198	153,601
SIFCO Industries, Inc.	148	4,618
Teledyne Technologies, Inc.*	2,488	241,759

		1,760,980

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	4,679	39,163
Atlas Air Worldwide Holdings, Inc.*	2,171	80,001
UTi Worldwide, Inc.*	7,787	80,518
XPO Logistics, Inc.*	3,622	103,662

		303,344

Airlines (0.2%)
JetBlue Airways Corp.*	18,327	$198,848
Republic Airways Holdings, Inc.*	4,259	46,168
SkyWest, Inc.	4,478	54,721

		299,737

Building Products (2.3%)
Apogee Enterprises, Inc.	1,003	34,964
Gibraltar Industries, Inc.*	2,758	42,777
Griffon Corp.	2,658	32,959
Insteel Industries, Inc.	95	1,867
Masonite International Corp.*	2,181	122,703
NCI Building Systems, Inc.*	170,000	3,303,100
Ply Gem Holdings, Inc.*	181	1,828
Quanex Building Products Corp.	2,981	53,270
Simpson Manufacturing Co., Inc.	3,342	121,515
Universal Forest Products, Inc.	1,669	80,563

		3,795,546

Commercial Services & Supplies (5.0%)
ABM Industries, Inc.	4,724	127,454
ACCO Brands Corp.*	9,510	60,959
Brady Corp., Class A	4,147	123,871
Brink’s Co.	4,128	116,492
Casella Waste Systems, Inc., Class A*	301	1,508
CECO Environmental Corp.	1,746	27,220
Cenveo, Inc.*	2,450	9,089
Civeo Corp.*	8,010	200,490
Deluxe Corp.	2,070	121,261
Ennis, Inc.	2,394	36,532
G&K Services, Inc., Class A	1,682	87,582
Heritage-Crystal Clean, Inc.*	49	962
HNI Corp.	233	9,113
InnerWorkings, Inc.*	2,718	23,103
Kimball International, Inc., Class B	2,924	48,889
McGrath RentCorp	2,186	80,335
Mobile Mini, Inc.	69,667	3,336,353
Multi-Color Corp.	572	22,886
NL Industries, Inc.	662	6,150
Quad/Graphics, Inc.	2,449	54,784
Schawk, Inc.	955	19,444
SP Plus Corp.*	52	1,112
Team, Inc.*	76,300	3,129,826
Tetra Tech, Inc.	5,223	143,633
UniFirst Corp.	1,255	133,030
United Stationers, Inc.	3,373	139,878
Viad Corp.	1,844	43,961
West Corp.	1,555	41,674

		8,147,591

Construction & Engineering (4.1%)
Aegion Corp.*	2,915	67,832
Ameresco, Inc., Class A*	1,740	12,232
Argan, Inc.	645	24,052
Comfort Systems USA, Inc.	2,499	39,484
Dycom Industries, Inc.*	330	10,332
EMCOR Group, Inc.	5,768	256,849
Furmanite Corp.*	320,000	3,724,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Granite Construction, Inc.	3,342	$120,245
Great Lakes Dredge & Dock Corp.*	4,888	39,055
Layne Christensen Co.*	1,775	23,608
MYR Group, Inc.*	1,894	47,975
Northwest Pipe Co.*	840	33,877
Orion Marine Group, Inc.*	192,448	2,084,212
Pike Corp.*	2,290	20,518
Sterling Construction Co., Inc.*	1,344	12,607
Tutor Perini Corp.*	3,136	99,537

		6,617,215

Electrical Equipment (0.4%)
Encore Wire Corp.	414	20,302
EnerSys, Inc.	3,063	210,704
Franklin Electric Co., Inc.	350	14,115
General Cable Corp.	4,132	106,027
Global Power Equipment Group, Inc.	1,506	24,337
GrafTech International Ltd.*	9,998	104,579
LSI Industries, Inc.	1,904	15,194
Plug Power, Inc.*	14,273	66,798
Powell Industries, Inc.	829	54,200
PowerSecure International, Inc.*	1,924	18,740
Preformed Line Products Co.	208	11,197
Revolution Lighting Technologies, Inc.*	173	398
Vicor Corp.*	964	8,078

		654,669

Machinery (2.3%)
Accuride Corp.*	205	1,002
Actuant Corp., Class A	6,103	210,981
Alamo Group, Inc.	642	34,726
Albany International Corp., Class A	2,119	80,437
American Railcar Industries, Inc.	54	3,659
Astec Industries, Inc.	1,609	70,603
Barnes Group, Inc.	4,653	179,327
Briggs & Stratton Corp.	3,993	81,697
CIRCOR International, Inc.	154	11,878
CLARCOR, Inc.	244	15,091
Columbus McKinnon Corp.	1,525	41,251
Douglas Dynamics, Inc.	209	3,682
Dynamic Materials Corp.	1,225	27,109
Energy Recovery, Inc.*	2,265	11,144
ESCO Technologies, Inc.	2,247	77,836
Federal Signal Corp.	5,374	78,729
FreightCar America, Inc.	1,090	27,294
Global Brass & Copper Holdings, Inc.	208	3,515
Hurco Cos., Inc.	573	16,159
Kadant, Inc.	815	31,337
L.B. Foster Co., Class A	913	49,411
Lindsay Corp.	174	14,698
Lydall, Inc.*	191	5,228
Meritor, Inc.*	3,992	52,056
Miller Industries, Inc.	1,000	20,580
Mueller Industries, Inc.	1,692	49,762
Navistar International Corp.*	60,000	2,248,800
NN, Inc.	96	2,456

Standex International Corp.	310	$23,089
Titan International, Inc.	3,796	63,849
TriMas Corp.*	443	16,891
Twin Disc, Inc.	185	6,114
Watts Water Technologies, Inc., Class A	2,284	140,991
Woodward, Inc.	1,870	93,837

		3,795,219

Marine (2.7%)
Baltic Trading Ltd.	4,178	24,985
International Shipholding Corp.	498	11,414
Kirby Corp.*	35,000	4,099,900
Matson, Inc.	2,411	64,711
Navios Maritime Holdings, Inc.	6,785	68,664
Safe Bulkers, Inc.	3,341	32,608
Scorpio Bulkers, Inc.*	11,511	102,448
Ultrapetrol Bahamas Ltd.*	1,821	5,408

		4,410,138

Professional Services (0.6%)
Acacia Research Corp.	4,276	75,899
CBIZ, Inc.*	3,809	34,395
CDI Corp.	1,295	18,661
CRA International, Inc.*	908	20,929
Franklin Covey Co.*	514	10,347
FTI Consulting, Inc.*	3,480	131,614
GP Strategies Corp.*	368	9,524
Heidrick & Struggles International, Inc.	1,647	30,469
Hill International, Inc.*	782	4,872
Huron Consulting Group, Inc.*	1,811	128,255
ICF International, Inc.*	1,788	63,224
Kelly Services, Inc., Class A	2,372	40,727
Korn/Ferry International*	2,070	60,796
Navigant Consulting, Inc.*	4,206	73,395
Paylocity Holding Corp.*	496	10,728
Pendrell Corp.*	15,192	26,738
Resources Connection, Inc.	3,310	43,394
RPX Corp.*	4,045	71,799
TriNet Group, Inc.*	940	22,626
VSE Corp.	369	25,948

		904,340

Road & Rail (4.6%)
ArcBest Corp.	177	7,701
Celadon Group, Inc.	1,689	36,010
Genesee & Wyoming, Inc., Class A*	35,000	3,675,000
Marten Transport Ltd.	1,189	26,574
P.A.M. Transportation Services, Inc.*	188	5,256
Patriot Transportation Holding, Inc.*	572	20,003
Quality Distribution, Inc.*	1,726	25,648
Roadrunner Transportation Systems, Inc.*	1,519	42,684
Saia, Inc.*	77,000	3,382,610
Universal Truckload Services, Inc.	212	5,376
USA Truck, Inc.*	502	9,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Werner Enterprises, Inc.	3,013	$79,875
YRC Worldwide, Inc.*	2,151	60,465

		7,376,534

Trading Companies & Distributors (9.2%)
Aceto Corp.	1,984	35,990
Aircastle Ltd.	3,860	68,592
Applied Industrial Technologies, Inc.	2,269	115,107
Beacon Roofing Supply, Inc.*	3,307	109,528
CAI International, Inc.*	1,492	32,839
DXP Enterprises, Inc.*	39,000	2,946,060
Erickson, Inc.*	509	8,271
Houston Wire & Cable Co.	1,491	18,503
Kaman Corp.	1,121	47,900
MRC Global, Inc.*	110,000	3,111,900
Rush Enterprises, Inc., Class A*	89,466	3,101,786
Stock Building Supply Holdings, Inc.*	110,000	2,170,300
TAL International Group, Inc.*	68,925	3,057,513
Textainer Group Holdings Ltd.	1,399	54,030
Titan Machinery, Inc.*	1,250	20,575

		14,898,894

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,759	75,030

Total Industrials		53,039,237

Information Technology (4.7%)
Communications Equipment (0.4%)
ADTRAN, Inc.	2,329	52,542
Bel Fuse, Inc., Class B	886	22,744
Black Box Corp.	1,240	29,066
Calix, Inc.*	3,514	28,744
Comtech Telecommunications Corp.	1,348	50,321
Digi International, Inc.*	2,321	21,864
Emulex Corp.*	7,321	41,730
Extreme Networks, Inc.*	2,644	11,739
Finisar Corp.*	518	10,230
Harmonic, Inc.*	6,987	52,123
Infinera Corp.*	1,705	15,686
Ixia*	4,344	49,652
KVH Industries, Inc.*	218	2,840
NETGEAR, Inc.*	3,114	108,274
Numerex Corp., Class A*	198	2,275
Oclaro, Inc.*	7,781	17,118
Oplink Communications, Inc.*	1,563	26,524
Plantronics, Inc.	437	20,998
Polycom, Inc.*	6,405	80,255
Procera Networks, Inc.*	1,519	15,327
Tessco Technologies, Inc.	456	14,469

		674,521

Electronic Equipment, Instruments & Components (1.2%)
Agilysys, Inc.*	1,265	17,811
Anixter International, Inc.	1,286	128,690
Benchmark Electronics, Inc.*	4,599	117,183
Checkpoint Systems, Inc.*	3,717	52,001
Coherent, Inc.*	1,971	130,421
CTS Corp.	2,754	51,500

CUI Global, Inc.*	571	$4,796
Daktronics, Inc.	942	11,229
DTS, Inc.*	1,018	18,741
Electro Rent Corp.	1,234	20,645
Electro Scientific Industries, Inc.	2,139	14,567
Fabrinet*	2,996	61,718
FARO Technologies, Inc.*	245	12,034
Gerber Scientific, Inc. (Escrow Shares)*†(b)	2,344	—
GSI Group, Inc.*	2,727	34,715
II-VI, Inc.*	4,633	66,993
Insight Enterprises, Inc.*	3,503	107,682
Itron, Inc.*	3,356	136,086
Kemet Corp.*	4,045	23,259
Littelfuse, Inc.	264	24,539
Mercury Systems, Inc.*	2,907	32,965
Multi-Fineline Electronix, Inc.*	761	8,401
Newport Corp.*	359	6,641
OSI Systems, Inc.*	1,317	87,910
Park Electrochemical Corp.	1,695	47,816
PC Connection, Inc.	826	17,082
Plexus Corp.*	1,893	81,948
Rofin-Sinar Technologies, Inc.*	2,384	57,311
Rogers Corp.*	1,111	73,715
Sanmina Corp.*	7,032	160,189
ScanSource, Inc.*	2,480	94,438
Speed Commerce, Inc.*	732	2,738
SYNNEX Corp.*	2,167	157,866
TTM Technologies, Inc.*	4,796	39,327
Viasystems Group, Inc.*	323	3,517
Vishay Precision Group, Inc.*	1,109	18,254

		1,924,728

Internet Software & Services (0.4%)
Aerohive Networks, Inc.*	577	4,743
Bankrate, Inc.*	5,216	91,489
Bazaarvoice, Inc.*	2,692	21,240
Blucora, Inc.*	3,635	68,592
Dealertrack Technologies, Inc.*	744	33,733
Demand Media, Inc.*	3,282	15,819
Dice Holdings, Inc.*	2,203	16,765
Digital River, Inc.*	2,863	44,176
EarthLink Holdings Corp.	7,964	29,626
Global Eagle Entertainment, Inc.*	790	9,796
Internap Network Services Corp.*	4,840	34,122
Intralinks Holdings, Inc.*	3,470	30,848
Limelight Networks, Inc.*	4,686	14,339
Liquidity Services, Inc.*	2,305	36,327
Millennial Media, Inc.*	6,523	32,550
Monster Worldwide, Inc.*	7,856	51,378
Perficient, Inc.*	1,049	20,424
QuinStreet, Inc.*	2,790	15,373
RealNetworks, Inc.*	1,939	14,795
Reis, Inc.	618	13,027
Stamps.com, Inc.*	148	4,986
TechTarget, Inc.*	1,616	14,253
Tremor Video, Inc.*	3,033	14,316
Trulia, Inc.*	236	11,182
YuMe, Inc.*	1,548	9,133

		653,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (0.6%)
Acxiom Corp.*	6,588	$142,894
CACI International, Inc., Class A*	2,011	141,192
CIBER, Inc.*	6,731	33,251
Computer Task Group, Inc.	1,239	20,394
Convergys Corp.	8,677	186,035
CSG Systems International, Inc.	1,695	44,256
Datalink Corp.*	1,651	16,510
ExlService Holdings, Inc.*	1,599	47,090
Global Cash Access Holdings, Inc.*	5,432	48,345
Hackett Group, Inc.	1,611	9,618
Higher One Holdings, Inc.*	1,881	7,167
ManTech International Corp., Class A	2,111	62,317
ModusLink Global Solutions, Inc.*	3,260	12,192
MoneyGram International, Inc.*	2,496	36,766
PRGX Global, Inc.*	2,604	16,640
ServiceSource International, Inc.*	5,858	33,976
Sykes Enterprises, Inc.*	3,064	66,581
TeleTech Holdings, Inc.*	819	23,743
Unisys Corp.*	1,765	43,666

		992,633

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	230	4,427
Alpha & Omega Semiconductor Ltd.*	2,070	19,189
Amkor Technology, Inc.*	3,507	39,208
Audience, Inc.*	1,276	15,261
Axcelis Technologies, Inc.*	9,705	19,410
Brooks Automation, Inc.	5,229	56,316
Cabot Microelectronics Corp.*	321	14,333
Cascade Microtech, Inc.*	971	13,264
CEVA, Inc.*	1,759	25,980
Cirrus Logic, Inc.*	3,746	85,184
Cohu, Inc.	2,217	23,722
Diodes, Inc.*	971	28,120
DSP Group, Inc.*	1,765	14,985
Entegris, Inc.*	5,309	72,972
Entropic Communications, Inc.*	6,598	21,971
Exar Corp.*	2,824	31,911
Fairchild Semiconductor International, Inc.*	10,680	166,608
FormFactor, Inc.*	4,864	40,468
Integrated Device Technology, Inc.*	3,030	46,844
Integrated Silicon Solution, Inc.*	2,683	39,628
International Rectifier Corp.*	6,052	168,851
Intersil Corp., Class A	10,973	164,046
IXYS Corp.	2,179	26,845
Kopin Corp.*	5,933	19,342
Microsemi Corp.*	2,602	69,630
MKS Instruments, Inc.	4,563	142,548
Nanometrics, Inc.*	942	17,192
NVE Corp.*	225	12,508
OmniVision Technologies, Inc.*	4,802	105,548

Peregrine Semiconductor Corp.*	2,303	$15,799
Pericom Semiconductor Corp.*	2,031	18,360
Photronics, Inc.*	5,490	47,214
PMC-Sierra, Inc.*	10,405	79,182
Rubicon Technology, Inc.*	2,296	20,090
Rudolph Technologies, Inc.*	2,445	24,157
Silicon Image, Inc.*	3,166	15,957
Silicon Laboratories, Inc.*	1,153	56,785
Tessera Technologies, Inc.	1,861	41,091
Ultra Clean Holdings, Inc.*	2,018	18,263
Ultratech, Inc.*	1,949	43,229
Veeco Instruments, Inc.*	3,424	127,578
Xcerra Corp.*	2,458	22,368

		2,036,384

Software (0.6%)
Actuate Corp.*	3,913	18,665
Bottomline Technologies de, Inc.*	538	16,097
Cinedigm Corp., Class A*	4,924	12,261
Compuware Corp.	18,804	187,852
Covisint Corp.*	190	923
Ebix, Inc.	2,634	37,693
EnerNOC, Inc.*	1,835	34,773
Epiq Systems, Inc.	2,682	37,682
ePlus, Inc.*	404	23,513
Glu Mobile, Inc.*	405	2,025
Infoblox, Inc.*	656	8,626
Mentor Graphics Corp.	8,284	178,686
Model N, Inc.*	488	5,392
Paycom Software, Inc.*	551	8,039
Progress Software Corp.*	4,388	105,487
QAD, Inc., Class A	64	1,364
Rosetta Stone, Inc.*	1,787	17,370
Sapiens International Corp. N.V.*	2,089	16,712
SeaChange International, Inc.*	2,970	23,790
Take-Two Interactive Software, Inc.*	7,844	174,451
TeleCommunication Systems, Inc., Class A*	4,268	14,042
Telenav, Inc.*	2,416	13,747
TiVo, Inc.*	6,503	83,954
Varonis Systems, Inc.*	99	2,872
Verint Systems, Inc.*	250	12,262
Vringo, Inc.*	838	2,866

		1,041,144

Technology Hardware, Storage & Peripherals (0.2%)
Eastman Kodak Co.*	1,511	36,974
Fusion-io, Inc.*	9,279	104,853
Intevac, Inc.*	1,941	15,547
QLogic Corp.*	7,454	75,211
Quantum Corp.*	11,184	13,645

		246,230

Total Information Technology		7,568,672

Materials (2.2%)
Chemicals (1.1%)
A. Schulman, Inc.	1,911	73,956
American Vanguard Corp.	2,477	32,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Axiall Corp.	5,993	$283,289
Chase Corp.	54	1,843
FutureFuel Corp.	1,495	24,802
Hawkins, Inc.	743	27,595
Innophos Holdings, Inc.	785	45,192
Innospec, Inc.	1,646	71,058
Intrepid Potash, Inc.*	4,914	82,359
KMG Chemicals, Inc.	786	14,132
Kraton Performance Polymers, Inc.*	2,720	60,901
Kronos Worldwide, Inc.	1,560	24,445
Landec Corp.*	2,262	28,252
LSB Industries, Inc.*	1,661	69,214
Minerals Technologies, Inc.	2,139	140,276
Olin Corp.	6,797	182,975
OM Group, Inc.	2,823	91,550
Quaker Chemical Corp.	350	26,876
Sensient Technologies Corp.	3,998	222,769
Stepan Co.	888	46,940
Taminco Corp.*	406	9,444
Trecora Resources*	96	1,137
Tredegar Corp.	2,113	49,465
Tronox Ltd., Class A	5,278	141,978
Zep, Inc.	1,562	27,585

		1,780,779

Construction Materials (0.0%)
Texas Industries, Inc.*	194	17,918
United States Lime & Minerals, Inc.	9	583

		18,501

Containers & Packaging (0.1%)
Berry Plastics Group, Inc.*	3,369	86,920
UFP Technologies, Inc.*	483	11,636

		98,556

Metals & Mining (0.7%)
A.M. Castle & Co.*	1,566	17,289
AK Steel Holding Corp.*	11,575	92,137
Allied Nevada Gold Corp.*	9,484	35,660
Ampco-Pittsburgh Corp.	760	17,434
Century Aluminum Co.*	4,321	67,753
Coeur Mining, Inc.*	6,378	58,550
Commercial Metals Co.	10,115	175,091
Handy & Harman Ltd.*	345	9,236
Haynes International, Inc.	1,003	56,760
Hecla Mining Co.	29,272	100,988
Horsehead Holding Corp.*	3,761	68,676
Kaiser Aluminum Corp.	1,545	112,584
Materion Corp.	1,064	39,357
Molycorp, Inc.*	15,644	40,205
Noranda Aluminum Holding Corp.	3,100	10,943
Olympic Steel, Inc.	589	14,578
RTI International Metals, Inc.*	2,488	66,156
Schnitzer Steel Industries, Inc., Class A	2,137	55,712
Stillwater Mining Co.*	688	12,074
SunCoke Energy, Inc.*	1,861	40,011

Universal Stainless & Alloy Products, Inc.*	618	$20,073
Walter Energy, Inc.	3,730	20,328

		1,131,595

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.*	12,144	182,403
Neenah Paper, Inc.	696	36,992
P.H. Glatfelter Co.	2,321	61,576
Resolute Forest Products, Inc.*	5,554	93,196
Schweitzer-Mauduit International, Inc.	2,228	97,275
Wausau Paper Corp.	234	2,532

		473,974

Total Materials		3,503,405

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.9%)
8x8, Inc.*	5,143	41,555
Atlantic Tele-Network, Inc.	770	44,660
Cbeyond, Inc.*	2,260	22,487
Cincinnati Bell, Inc.*	14,186	55,751
Consolidated Communications Holdings, Inc.	1,263	28,089
FairPoint Communications, Inc.*	268	3,744
Globalstar, Inc.*	23,400	99,450
Hawaiian Telcom Holdco, Inc.*	924	26,436
IDT Corp., Class B	77	1,341
inContact, Inc.*	272	2,500
Intelsat S.A.*	1,768	33,309
Iridium Communications, Inc.*	7,068	59,795
Lumos Networks Corp.	347	5,021
magicJack VocalTec Ltd.*	129	1,951
ORBCOMM, Inc.*	3,737	24,627
Premiere Global Services, Inc.*	193,501	2,583,238
Vonage Holdings Corp.*	15,397	57,739

		3,091,693

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,633	11,153
Leap Wireless International, Inc.*(b)	3,801	9,579
NTELOS Holdings Corp.	809	10,080
Shenandoah Telecommunications Co.	382	11,636
USA Mobility, Inc.	1,925	29,645

		72,093

Total Telecommunication Services		3,163,786

Utilities (3.0%)
Electric Utilities (1.3%)
ALLETE, Inc.	3,607	185,220
Cleco Corp.	5,174	305,007
El Paso Electric Co.	3,442	138,403
Empire District Electric Co.	3,816	97,995
IDACORP, Inc.	4,311	249,305
MGE Energy, Inc.	2,933	115,883
NRG Yield, Inc., Class A	1,729	89,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Otter Tail Corp.	3,085	$93,445
PNM Resources, Inc.	6,813	199,825
Portland General Electric Co.	6,727	233,225
UIL Holdings Corp.	4,880	188,905
Unitil Corp.	1,252	42,355
UNS Energy Corp.	3,602	217,597

		2,157,159

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	865	61,700
Laclede Group, Inc.	2,809	136,377
New Jersey Resources Corp.	3,610	206,348
Northwest Natural Gas Co.	2,322	109,482
ONE Gas, Inc.	4,440	167,610
Piedmont Natural Gas Co., Inc.	6,626	247,879
South Jersey Industries, Inc.	2,816	170,114
Southwest Gas Corp.	3,982	210,210
WGL Holdings, Inc.	4,449	191,752

		1,501,472

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.	9,747	39,963
Dynegy, Inc.*	8,578	298,514
Ormat Technologies, Inc.	927	26,725

		365,202

Multi-Utilities (0.4%)
Avista Corp.	5,155	172,796
Black Hills Corp.	3,817	234,326
NorthWestern Corp.	3,329	173,740

		580,862

Water Utilities (0.2%)
American States Water Co.	3,175	105,505

Artesian Resources Corp., Class A	667	$14,994
California Water Service Group	4,093	99,051
Connecticut Water Service, Inc.	970	32,854
Middlesex Water Co.	1,422	30,118
SJW Corp.	1,016	27,635
York Water Co.	277	5,767

		315,924

Total Utilities		4,920,619

Total Common Stocks (98.8%) (Cost $117,006,354)		160,037,386

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16*†(b) (Cost $—)	725	—

Total Investments (98.8%) (Cost $117,006,354)		160,037,386
Other Assets Less Liabilities (1.2%)		2,000,641

Net Assets (100%)		$162,038,027

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	17	September-14	$1,982,672	$2,023,510	$40,838

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$22,045,412	$—	$—		$22,045,412
Consumer Staples	4,977,324	—	—		4,977,324
Energy	23,163,566	—	—		23,163,566
Financials	33,988,372	—	—		33,988,372
Health Care	3,666,993	—	—		3,666,993
Industrials	53,039,237	—	—		53,039,237
Information Technology	7,568,672	—	—	(a)	7,568,672
Materials	3,503,405	—	—		3,503,405
Telecommunication Services	3,154,207	9,579	—		3,163,786
Utilities	4,920,619	—	—		4,920,619
Futures	40,838	—	—		40,838
Warrants
Energy	—	—	—	(a)	—

Total Assets	$160,068,645	$9,579	$—		$160,078,224

Total Liabilities	$—	$—	$—		$—

Total	$160,068,645	$9,579	$—		$160,078,224

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	40,838	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$40,838

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets –Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets –Unrealized
	depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	52,869	—	—	52,869
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$52,869	$—	$—	$52,869

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	40,838	—	—	40,838
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$40,838	$—	$—	$40,838

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

This Portfolio held futures contracts with an average notional balance of approximately $1,803,000 for three months during the period ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$40,838	(c)	$—	$—	$40,838

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the period ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,437,891
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,188,028

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,266,808
Aggregate gross unrealized depreciation	(4,235,776)

Net unrealized appreciation	$43,031,032

Federal income tax cost of investments	$117,006,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $117,006,354)	$160,037,386
Cash	1,772,132
Cash held as collateral at broker	92,000
Receivable for securities sold	14,930,692
Dividends, interest and other receivables	139,834
Deferred offering cost	18,613
Due from broker for futures variation margin	13,857

Total assets	177,004,514

LIABILITIES
Payable for securities purchased	14,779,762
Investment management fees payable	93,718
Administrative fees payable	24,478
Offering costs payable	23,427
Payable to Separate Accounts for Trust shares redeemed	16,821
Trustees’ fees payable	258
Distribution fees payable – Class IB	5
Accrued expenses	28,018

Total liabilities	14,966,487

NET ASSETS	$162,038,027

Net assets were comprised of:
Paid in capital	$115,767,939
Accumulated undistributed net investment income (loss)	110,352
Accumulated undistributed net realized gain (loss) on investments and futures	3,087,866
Net unrealized appreciation (depreciation) on investments and futures	43,071,870

Net assets	$162,038,027

Class IB
Net asset value, offering and redemption price per share, $26,010 / 2,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.40

Class K
Net asset value, offering and redemption price per share, $162,012,017 / 15,567,390 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.41

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2014* (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,055 foreign withholding tax)	$415,464
Interest	174

Total income	415,638

EXPENSES
Investment management fees	244,059
Administrative fees	48,091
Custodian fees	14,479
Professional fees	11,827
Offering costs	4,814
Printing and mailing expenses	1,534
Trustees’ fees	269
Distribution fees – Class IB	13
Miscellaneous	289

Gross expenses	325,375
Less: Waiver from investment manager	(20,089)

Net expenses	305,286

NET INVESTMENT INCOME (LOSS)	110,352

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	3,034,997
Futures	52,869

Net realized gain (loss)	3,087,866

Change in unrealized appreciation (depreciation) on:
Investments	3,129,425
Futures	40,838

Net change in unrealized appreciation (depreciation)	3,170,263

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,258,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,368,481

*	The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

April 21, 2014* to June 30, 2014 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$110,352
Net realized gain (loss) on investments and futures	3,087,866
Net change in unrealized appreciation (depreciation) on investments and futures	3,170,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,368,481

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,500 shares ]	25,000

Total Class IB transactions	25,000

Class K
Capital shares sold [ 35,677 shares ]	355,821
Capital shares sold in-kind (Note 9)[ 15,767,592 shares ]	157,675,921
Capital shares repurchased [ (235,879) shares ]	(2,387,196)

Total Class K transactions	155,644,546

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	155,669,546

TOTAL INCREASE (DECREASE) IN NET ASSETS	162,038,027
NET ASSETS:
Beginning of period	—

End of period (a)	$162,038,027

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$110,352

* The Portfolio commenced operations on April 21, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	April 21, 2014* to June 30, 2014 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	0.40

Total from investment operations	0.40

Net asset value, end of period	$10.40

Total return (b)	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%
Before waivers and reimbursements (a)	13.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.05	%(l)
Before waivers and reimbursements (a)	(12.56	)%(l)
Portfolio turnover rate (z)	14%
Class K	April 21, 2014* to June 30, 2014 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)
Net realized and unrealized gain (loss) on investments and futures	0.40

Total from investment operations	0.41

Net asset value, end of period	$10.41

Total return (b)	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162,012
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%
Before waivers and reimbursements (a)	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.36	%(l)
Before waivers and reimbursements (a)	0.33	%(l)
Portfolio turnover rate (z)	14%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	16.9%
Health Care	13.1
Consumer Discretionary	9.0
Energy	8.7
Information Technology	8.3
Industrials	7.8
Consumer Staples	5.6
Materials	4.4
Telecommunication Services	3.4
Utilities	1.0
Cash and Other	21.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,058.20	$5.79
Hypothetical (5% average return before expenses)	1,000.00	1,019.17	5.68
Class IB
Actual	1,000.00	1,058.10	5.79
Hypothetical (5% average return before expenses)	1,000.00	1,019.17	5.68
Class K
Actual	1,000.00	1,059.90	4.52
Hypothetical (5% average return before expenses)	1,000.00	1,020.41	4.43

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.13%, 1.13% and 0.88%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (1.1%)
Aisin Seiki Co., Ltd.	1,500	$59,671
BorgWarner, Inc.	1,935	126,143
Bridgestone Corp.	5,400	188,964
Cie Generale des Etablissements Michelin	44,026	5,260,452
Continental AG	922	213,551
Delphi Automotive plc	2,351	161,608
Denso Corp.	4,100	195,681
GKN plc	13,511	83,958
Goodyear Tire & Rubber Co.	2,348	65,227
Hyundai Mobis	10,768	3,022,447
Johnson Controls, Inc.	5,659	282,554
Koito Manufacturing Co., Ltd.	700	17,931
NGK Spark Plug Co., Ltd.	2,000	56,424
NHK Spring Co., Ltd.	1,400	13,129
NOK Corp.	900	18,079
Nokian Renkaat Oyj	958	37,386
Pirelli & C. S.p.A.	2,049	32,883
Stanley Electric Co., Ltd.	1,400	36,498
Sumitomo Rubber Industries Ltd.	1,400	20,204
Toyoda Gosei Co., Ltd.	600	12,461
Toyota Industries Corp.	1,400	72,277
Valeo S.A.	635	85,290
Yokohama Rubber Co., Ltd.	1,000	8,647

		10,071,465

Automobiles (2.0%)
Bayerische Motoren Werke (BMW) AG	2,814	356,884
Bayerische Motoren Werke (BMW) AG (Preference)	448	42,947
Daihatsu Motor Co., Ltd.	1,700	30,223
Daimler AG (Registered)	8,141	762,487
Fiat S.p.A.*	7,325	72,317
Ford Motor Co.	33,622	579,643
Fuji Heavy Industries Ltd.	5,000	138,443
General Motors Co.	11,182	405,907
Harley-Davidson, Inc.	1,857	129,711
Honda Motor Co., Ltd.	13,800	481,818
Isuzu Motors Ltd.	10,000	66,137
Mazda Motor Corp.	23,100	108,312
Mitsubishi Motors Corp.	5,300	58,491
Nissan Motor Co., Ltd.	711,520	6,749,625
Peugeot S.A.*	3,330	49,223
Porsche Automobil Holding SE (Preference)	1,276	132,946
Renault S.A.	1,607	145,297
Suzuki Motor Corp.	3,100	97,096
Toyota Motor Corp.	125,030	7,508,835
Volkswagen AG	254	65,665
Volkswagen AG (Preference)	1,383	363,220
Yamaha Motor Co., Ltd.	2,000	34,411

		18,379,638

Distributors (0.0%)
Genuine Parts Co.	1,305	114,579
Jardine Cycle & Carriage Ltd.	1,000	35,496

		150,075

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	600	$26,030
Graham Holdings Co., Class B	38	27,288
H&R Block, Inc.	2,330	78,102

		131,420

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	1,483	77,145
Carnival Corp.	3,721	140,096
Carnival plc	1,569	59,289
Chipotle Mexican Grill, Inc.*	264	156,423
Compass Group plc	14,990	260,900
Crown Resorts Ltd.	3,062	43,656
Darden Restaurants, Inc.	1,105	51,128
Flight Centre Travel Group Ltd.	462	19,364
Galaxy Entertainment Group Ltd.	20,000	159,992
Genting Singapore plc	52,942	56,470
InterContinental Hotels Group plc	2,183	90,448
Marriott International, Inc., Class A	1,856	118,970
McDonald’s Corp.	8,407	846,921
McDonald’s Holdings Co. Japan Ltd.	573	16,092
MGM China Holdings Ltd.	8,400	29,155
Oriental Land Co., Ltd.	400	68,526
Sands China Ltd.	19,996	151,059
Shangri-La Asia Ltd.	13,000	20,363
SJM Holdings Ltd.	17,000	42,597
Sodexo S.A.	816	87,768
Starbucks Corp.	6,398	495,077
Starwood Hotels & Resorts Worldwide, Inc.	1,639	132,464
Tabcorp Holdings Ltd.	6,400	20,277
Tatts Group Ltd.	11,657	35,944
TUI Travel plc	4,618	31,455
Whitbread plc	1,541	116,277
William Hill plc	7,368	41,359
Wyndham Worldwide Corp.	1,070	81,020
Wynn Macau Ltd.	13,600	53,344
Wynn Resorts Ltd.	690	143,216
Yum! Brands, Inc.	3,753	304,744

		3,951,539

Household Durables (0.2%)
Casio Computer Co., Ltd.	1,800	26,119
D.R. Horton, Inc.	2,425	59,606
Electrolux AB	2,072	52,408
Garmin Ltd.	1,036	63,092
Haier Electronics Group Co. Ltd.	210,000	548,681
Harman International Industries, Inc.	576	61,880
Husqvarna AB, Class B	3,493	27,159
Iida Group Holdings Co., Ltd.	1,500	22,788
Leggett & Platt, Inc.	1,210	41,479
Lennar Corp., Class A	1,490	62,550
Mohawk Industries, Inc.*	514	71,107
Newell Rubbermaid, Inc.	2,345	72,671
Nikon Corp.	3,000	47,234
Panasonic Corp.	18,600	226,567
Persimmon plc*	2,587	56,361
Persimmon plc (Interim CREST Entitlements)*†(b)	2,587	3,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

PulteGroup, Inc.	2,904	$58,545
Rinnai Corp.	300	28,962
Sekisui Chemical Co., Ltd.	4,000	46,316
Sekisui House Ltd.	4,600	63,071
Sharp Corp.*	14,000	44,914
Sony Corp.	8,700	144,449
Techtronic Industries Co.	11,500	36,872
Whirlpool Corp.	661	92,024

		1,957,954

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,169	1,029,228
ASOS plc*	454	22,998
Expedia, Inc.	868	68,364
Netflix, Inc.*	511	225,147
Priceline Group, Inc.*	445	535,335
Rakuten, Inc.	6,800	87,865
TripAdvisor, Inc.*	954	103,662

		2,072,599

Leisure Products (0.1%)
Hasbro, Inc.	970	51,459
Mattel, Inc.	2,902	113,091
Namco Bandai Holdings, Inc.	1,600	37,463
Sankyo Co., Ltd.	400	15,379
Sega Sammy Holdings, Inc.	1,600	31,477
Shimano, Inc.	700	77,667
Yamaha Corp.	1,400	22,125

		348,661

Media (2.5%)
Altice S.A.*	524	36,507
Axel Springer SE	343	21,112
British Sky Broadcasting Group plc	8,660	133,979
Cablevision Systems Corp. – New York Group, Class A	1,802	31,805
CBS Corp. (Non-Voting), Class B	4,492	279,133
Comcast Corp. (NASDAQ), Class A	138,540	7,388,338
Comcast Corp., Class A	22,104	1,186,543
Dentsu, Inc.	1,861	75,777
DIRECTV*	3,982	338,510
Discovery Communications, Inc., Class A*	1,852	137,567
Eutelsat Communications S.A.	1,323	45,969
Gannett Co., Inc.	1,914	59,927
Hakuhodo DY Holdings, Inc.	2,000	19,861
Interpublic Group of Cos., Inc.	3,623	70,685
ITV plc	32,020	97,652
J.C. Decaux S.A.	526	19,627
Kabel Deutschland Holding AG	195	28,557
Lagardere S.C.A.	1,036	33,741
News Corp., Class A*	130,159	2,335,052
Omnicom Group, Inc.	2,207	157,183
Pearson plc	6,806	134,415
ProSiebenSat.1 Media AG (Registered)	1,841	82,017
Publicis Groupe S.A.	1,537	130,360
REA Group Ltd.	424	17,076
Reed Elsevier N.V.	5,954	136,560

Reed Elsevier plc	9,739	$156,673
RTL Group S.A.	323	35,931
Scripps Networks Interactive, Inc., Class A	922	74,811
SES S.A. (FDR)	2,576	97,707
Singapore Press Holdings Ltd.	14,000	46,820
Sky Deutschland AG*	3,646	33,589
Telenet Group Holding N.V.*	492	28,039
Time Warner Cable, Inc.	2,369	348,954
Time Warner, Inc.	7,498	526,734
Toho Co., Ltd.	1,000	23,454
Twenty-First Century Fox, Inc., Class A	126,195	4,435,754
Viacom, Inc., Class B	3,324	288,291
Walt Disney Co.	40,102	3,438,345
Wolters Kluwer N.V.	2,622	77,622
WPP plc	11,340	247,249

		22,857,926

Multiline Retail (0.7%)
Dollar General Corp.*	2,579	147,931
Dollar Tree, Inc.*	1,753	95,468
Don Quijote Holdings Co., Ltd.	500	27,886
Family Dollar Stores, Inc.	812	53,706
Harvey Norman Holdings Ltd.	3,526	10,307
Isetan Mitsukoshi Holdings Ltd.	2,700	35,181
J. Front Retailing Co., Ltd.	4,000	28,074
Kohl’s Corp.	1,655	87,185
Macy’s, Inc.	45,392	2,633,644
Marks & Spencer Group plc	13,873	100,952
Marui Group Co., Ltd.	1,900	18,249
Next plc	1,299	143,946
Nordstrom, Inc.	1,193	81,041
Takashimaya Co., Ltd.	3,000	29,110
Target Corp.	46,270	2,681,347

		6,174,027

Specialty Retail (1.5%)
ABC-Mart, Inc.	200	10,700
AutoNation, Inc.*	540	32,227
AutoZone, Inc.*	283	151,756
Bed Bath & Beyond, Inc.*	1,733	99,440
Best Buy Co., Inc.	47,304	1,466,897
CarMax, Inc.*	1,872	97,363
Fast Retailing Co., Ltd.	400	131,603
Foot Locker, Inc.	57,240	2,903,213
GameStop Corp., Class A	988	39,984
Gap, Inc.	2,183	90,747
Hennes & Mauritz AB, Class B	8,068	352,591
Hikari Tsushin, Inc.	100	7,552
Home Depot, Inc.	11,632	941,727
Inditex S.A.	1,852	285,040
Kingfisher plc	883,801	5,430,008
L Brands, Inc.	2,096	122,951
Lowe’s Cos., Inc.	8,479	406,907
Nitori Holdings Co., Ltd.	600	32,812
O’Reilly Automotive, Inc.*	900	135,540
PetSmart, Inc.	840	50,232
Ross Stores, Inc.	1,795	118,703
Sanrio Co., Ltd.	400	11,620
Shimamura Co., Ltd.	200	19,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Sports Direct International plc*	2,278	$27,543
Staples, Inc.	5,552	60,184
Tiffany & Co.	934	93,634
TJX Cos., Inc.	5,952	316,349
Tractor Supply Co.	1,177	71,091
Urban Outfitters, Inc.*	847	28,679
USS Co., Ltd.	1,900	32,428
Yamada Denki Co., Ltd.	7,500	26,726

		13,595,910

Textiles, Apparel & Luxury Goods (0.3%)
adidas AG	1,762	178,468
Asics Corp.	1,500	34,988
Burberry Group plc	3,790	96,191
Christian Dior S.A.	471	93,710
Cie Financiere Richemont S.A. (Registered), Class A	4,410	462,732
Coach, Inc.	2,348	80,278
Fossil Group, Inc.*	395	41,285
Hugo Boss AG	271	40,503
Kering	634	139,032
Li & Fung Ltd.	50,000	74,061
Luxottica Group S.p.A.	1,409	81,553
LVMH Moet Hennessy Louis Vuitton S.A.	2,365	455,966
Michael Kors Holdings Ltd.*	1,531	135,723
NIKE, Inc., Class B	6,263	485,696
Pandora A/S	884	67,783
PVH Corp.	696	81,154
Ralph Lauren Corp.	495	79,542
Swatch Group AG	257	155,191
Swatch Group AG (Registered)	426	47,317
Under Armour, Inc., Class A*	1,361	80,966
VF Corp.	2,925	184,275
Yue Yuen Industrial Holdings Ltd.	6,500	21,763

		3,118,177

Total Consumer Discretionary		82,809,391

Consumer Staples (5.6%)
Beverages (1.2%)
Anheuser-Busch InBev N.V.	6,798	780,983
Asahi Group Holdings Ltd.	3,400	106,727
Brown-Forman Corp., Class B	1,371	129,107
Carlsberg A/S, Class B	923	99,422
Coca-Cola Amatil Ltd.	4,928	43,959
Coca-Cola Co.	32,137	1,361,323
Coca-Cola Enterprises, Inc.	1,965	93,888
Coca-Cola HBC AG (ADR)*	1,740	39,585
Constellation Brands, Inc., Class A*	1,436	126,555
Diageo plc	21,233	678,070
Dr. Pepper Snapple Group, Inc.	1,653	96,833
Heineken Holding N.V.	872	57,331
Heineken N.V.	1,917	137,626
Kirin Holdings Co., Ltd.	7,000	101,091
Molson Coors Brewing Co., Class B	1,344	99,671
Monster Beverage Corp.*	1,144	81,258
PepsiCo, Inc.	12,884	1,151,057
Pernod-Ricard S.A.	1,787	214,597

Remy Cointreau S.A.	192	$17,665
SABMiller plc	8,145	472,265
Suntory Beverage & Food Ltd.	126,600	4,967,524
Treasury Wine Estates Ltd.	5,506	26,011

		10,882,548

Food & Staples Retailing (2.7%)
Aeon Co., Ltd.	5,700	70,107
Carrefour S.A.	5,175	190,900
Casino Guichard Perrachon S.A.	479	63,510
Colruyt S.A.	650	33,021
Costco Wholesale Corp.	3,722	428,626
CVS Caremark Corp.	111,377	8,394,484
Delhaize Group S.A.	891	60,283
Distribuidora Internacional de Alimentacion S.A.	5,131	47,242
FamilyMart Co., Ltd.	500	21,544
J Sainsbury plc	10,576	57,105
Jeronimo Martins SGPS S.A.	2,150	35,372
Koninklijke Ahold N.V.	7,738	145,266
Kroger Co.	4,330	214,032
Lawson, Inc.	600	45,013
Metcash Ltd.	7,502	18,675
Metro AG*	63,487	2,767,069
Safeway, Inc.	1,947	66,860
Seven & I Holdings Co., Ltd.	6,300	265,420
Sysco Corp.	4,956	185,602
Tesco plc	805,213	3,916,394
Walgreen Co.	84,575	6,269,545
Wal-Mart Stores, Inc.	13,694	1,028,009
Wesfarmers Ltd.	9,699	382,655
Whole Foods Market, Inc.	3,145	121,491
WM Morrison Supermarkets plc	18,416	57,802
Woolworths Ltd.	10,601	352,067

		25,238,094

Food Products (0.8%)
Ajinomoto Co., Inc.	5,000	78,377
Archer-Daniels-Midland Co.	5,574	245,869
Aryzta AG*	754	71,421
Associated British Foods plc	2,978	155,394
Barry Callebaut AG (Registered)*	20	27,176
Calbee, Inc.	600	16,548
Campbell Soup Co.	1,515	69,402
ConAgra Foods, Inc.	3,555	105,512
Danone S.A.	4,804	356,797
General Mills, Inc.	5,222	274,364
Golden Agri-Resources Ltd.	54,244	24,144
Hershey Co.	1,261	122,784
Hormel Foods Corp.	1,147	56,605
J.M. Smucker Co.	891	94,954
Kellogg Co.	2,152	141,386
Kerry Group plc, Class A	1,346	101,093
Keurig Green Mountain, Inc.	1,078	134,330
Kikkoman Corp.	1,000	20,828
Kraft Foods Group, Inc.	5,073	304,126
Lindt & Spruengli AG	9	45,812
Lindt & Spruengli AG (Registered)	1	61,773
McCormick & Co., Inc. (Non-Voting)	1,101	78,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Mead Johnson Nutrition Co.	1,713	$159,600
MEIJI Holdings Co., Ltd.	569	37,688
Mondelez International, Inc., Class A	14,394	541,358
Nestle S.A. (Registered)	27,273	2,112,827
NH Foods Ltd.	1,000	19,535
Nisshin Seifun Group, Inc.	1,650	19,692
Nissin Foods Holdings Co., Ltd.	500	25,714
Orkla ASA	7,248	64,577
Tate & Lyle plc	4,041	47,338
Toyo Suisan Kaisha Ltd.	1,000	30,847
Tyson Foods, Inc., Class A	2,341	87,881
Unilever N.V. (CVA)	13,772	602,607
Unilever plc	10,849	492,211
Wilmar International Ltd.	17,000	43,492
Yakult Honsha Co., Ltd.	600	30,384
Yamazaki Baking Co., Ltd.	1,000	12,487

		6,915,754

Household Products (0.4%)
Clorox Co.	1,098	100,357
Colgate-Palmolive Co.	7,406	504,941
Henkel AG & Co. KGaA	986	99,235
Henkel AG & Co. KGaA (Preference)	1,494	172,721
Kimberly-Clark Corp.	3,198	355,682
Procter & Gamble Co.	23,007	1,808,120
Reckitt Benckiser Group plc	5,462	476,731
Svenska Cellulosa AB S.C.A., Class B	4,997	130,206
Unicharm Corp.	1,100	65,552

		3,713,545

Personal Products (0.1%)
Avon Products, Inc.	3,647	53,283
Beiersdorf AG	869	84,092
Estee Lauder Cos., Inc., Class A	2,158	160,253
Kao Corp.	4,400	173,168
L’Oreal S.A.	2,018	347,755
Shiseido Co., Ltd.	3,100	56,519

		875,070

Tobacco (0.4%)
Altria Group, Inc.	16,906	709,038
British American Tobacco plc	15,999	952,300
Imperial Tobacco Group plc	8,131	365,975
Japan Tobacco, Inc.	9,300	339,025
Lorillard, Inc.	3,097	188,824
Philip Morris International, Inc.	13,371	1,127,309
Reynolds American, Inc.	2,642	159,445
Swedish Match AB	1,771	61,493

		3,903,409

Total Consumer Staples		51,528,420

Energy (8.7%)
Energy Equipment & Services (2.6%)
Aker Solutions ASA	1,128	19,604
AMEC plc	2,389	49,676
Baker Hughes, Inc.	69,239	5,154,844
Cameron International Corp.*	1,734	117,409
Diamond Offshore Drilling, Inc.	575	28,537

Ensco plc, Class A	1,987	$110,418
FMC Technologies, Inc.*	1,987	121,346
Fugro N.V. (CVA)	36,199	2,072,656
Halliburton Co.	76,842	5,456,550
Helmerich & Payne, Inc.	922	107,053
Nabors Industries Ltd.	2,261	66,406
National Oilwell Varco, Inc.	3,661	301,483
Noble Corp. plc	120,129	4,031,529
Petrofac Ltd.	2,240	46,118
Rowan Cos., plc, Class A	1,046	33,399
Saipem S.p.A.*	2,286	61,665
SBM Offshore N.V.*	88,304	1,424,979
Schlumberger Ltd.	11,064	1,304,999
Seadrill Ltd.	3,206	127,166
Subsea 7 S.A.	2,433	45,377
Technip S.A.	25,967	2,840,618
Tenaris S.A.	4,076	95,998
Transocean Ltd.	6,002	270,017
WorleyParsons Ltd.	1,776	29,156

		23,917,003

Oil, Gas & Consumable Fuels (6.1%)
Anadarko Petroleum Corp.	4,294	470,064
Apache Corp.	3,278	329,832
BG Group plc	28,812	608,964
BP plc	822,555	7,248,354
Cabot Oil & Gas Corp.	3,549	121,163
Caltex Australia Ltd.	1,163	23,655
Chesapeake Energy Corp.	4,325	134,421
Chevron Corp.	45,215	5,902,818
China Shenhua Energy Co., Ltd., Class H*	838,500	2,423,410
Cimarex Energy Co.	740	106,160
ConocoPhillips Co.	10,438	894,850
CONSOL Energy, Inc.	1,975	90,988
Delek Group Ltd.	42	17,380
Denbury Resources, Inc.	2,945	54,365
Devon Energy Corp.	3,260	258,844
Eni S.p.A.	194,060	5,309,213
EOG Resources, Inc.	4,647	543,048
EQT Corp.	1,291	138,008
Exxon Mobil Corp.	36,510	3,675,827
Galp Energia SGPS S.A., Class B	3,299	60,442
Hess Corp.	2,243	221,810
Idemitsu Kosan Co., Ltd.	800	17,381
INPEX Corp.	7,200	109,452
JX Holdings, Inc.	19,394	103,761
Kinder Morgan, Inc.	5,684	206,102
Koninklijke Vopak N.V.	619	30,259
Lundin Petroleum AB*	1,922	38,891
Marathon Oil Corp.	5,745	229,340
Marathon Petroleum Corp.	2,453	191,506
Murphy Oil Corp.	1,443	95,931
Neste Oil Oyj	1,114	21,737
Newfield Exploration Co.*	1,179	52,112
Noble Energy, Inc.	3,061	237,105
Occidental Petroleum Corp.	6,678	685,363
OMV AG	1,176	53,140
ONEOK, Inc.	1,772	120,638
Origin Energy Ltd.	9,380	129,312
Peabody Energy Corp.	2,368	38,717
Phillips 66	4,810	386,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Pioneer Natural Resources Co.	1,213	$278,760
QEP Resources, Inc.	1,529	52,751
Range Resources Corp.	1,434	124,686
Repsol S.A.	7,215	190,279
Royal Dutch Shell plc, Class A	32,988	1,365,380
Royal Dutch Shell plc, Class B	161,640	7,033,335
Santos Ltd.	8,158	109,696
Showa Shell Sekiyu KK	1,500	17,043
Southwestern Energy Co.*	2,989	135,970
Spectra Energy Corp.	5,681	241,329
Statoil ASA	100,978	3,101,520
Talisman Energy, Inc.	315,300	3,333,100
Tesoro Corp.	1,084	63,598
TonenGeneral Sekiyu KK	3,000	28,488
Total S.A.	114,297	8,260,433
Tullow Oil plc	7,819	114,211
Valero Energy Corp.	4,538	227,354
Williams Cos., Inc.	6,278	365,442
Woodside Petroleum Ltd.	5,522	213,850

		56,638,456

Total Energy		80,555,459

Financials (16.9%)
Banks (8.4%)
Aozora Bank Ltd.	11,000	36,158
Australia & New Zealand Banking Group Ltd.	23,202	729,423
Banca Monte dei Paschi di Siena S.p.A.*	36,808	71,318
Banco Bilbao Vizcaya Argentaria S.A.	49,879	635,798
Banco de Sabadell S.A.	28,468	97,141
Banco Espirito Santo S.A. (Registered)*	20,060	16,536
Banco Popolare SC*	3,191	52,564
Banco Popular Espanol S.A.	14,901	99,571
Banco Santander S.A.	99,843	1,043,136
Bangkok Bank PCL (NVDR)	320,800	1,907,700
Bangkok Bank plc	74,000	441,195
Bank Hapoalim B.M.	9,119	52,724
Bank Leumi Le-Israel B.M.*	10,767	42,014
Bank of America Corp.	89,438	1,374,662
Bank of East Asia Ltd.	10,400	43,141
Bank of Ireland*	207,031	70,021
Bank of Kyoto Ltd.	3,000	27,274
Bank of Queensland Ltd.	2,951	33,920
Bank of Yokohama Ltd.	10,000	57,549
Bankia S.A.*	39,295	76,190
Barclays plc	733,623	2,671,752
BB&T Corp.	6,110	240,917
Bendigo and Adelaide Bank Ltd.	3,513	40,414
BNP Paribas S.A.	140,462	9,529,219
BOC Hong Kong Holdings Ltd.	32,000	92,692
CaixaBank S.A.*	14,920	92,078
CaixaBank S.A.*†	171	1,055
Chiba Bank Ltd.	7,000	49,405
Chugoku Bank Ltd.	1,400	21,531
Citigroup, Inc.	125,938	5,931,680
Comerica, Inc.	1,537	77,096
Commerzbank AG*	8,250	129,686
Commonwealth Bank of Australia	13,631	1,039,579

Credit Agricole S.A.	8,327	$117,442
Danske Bank A/S	5,450	154,046
DBS Group Holdings Ltd.	200,088	2,687,845
DNB ASA	8,184	149,701
Erste Group Bank AG	2,382	77,041
Fifth Third Bancorp	7,203	153,784
Fukuoka Financial Group, Inc.	7,000	33,789
Gunma Bank Ltd.	3,000	17,739
Hachijuni Bank Ltd.	3,000	18,568
Hana Financial Group, Inc.	39,411	1,460,677
Hang Seng Bank Ltd.	6,600	107,809
Hiroshima Bank Ltd.	4,000	19,111
Hokuhoku Financial Group, Inc.	10,000	21,322
HSBC Holdings plc (Hong Kong Exchange)	457,914	4,643,895
HSBC Holdings plc (London Stock Exchange)	159,439	1,617,810
Huntington Bancshares, Inc./Ohio	6,932	66,131
Intesa Sanpaolo S.p.A.	966,482	2,985,599
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	8,117	21,585
Iyo Bank Ltd.	2,000	20,216
Joyo Bank Ltd.	6,000	31,983
JPMorgan Chase & Co.	127,859	7,367,236
KB Financial Group, Inc. (ADR)	62,765	2,181,711
KBC Groep N.V.*	44,753	2,435,891
KeyCorp	7,543	108,091
Lloyds Banking Group plc*	4,107,602	5,219,589
M&T Bank Corp.	1,114	138,192
Mitsubishi UFJ Financial Group, Inc.	107,800	660,814
Mizrahi Tefahot Bank Ltd.	1,185	15,326
Mizuho Financial Group, Inc.	195,024	400,424
National Australia Bank Ltd.	19,840	613,252
Natixis S.A.	8,274	53,045
Nordea Bank AB	25,821	364,424
Oversea-Chinese Banking Corp., Ltd.	22,000	168,498
PNC Financial Services Group, Inc.	4,520	402,506
Raiffeisen Bank International AG	999	31,893
Regions Financial Corp.	11,714	124,403
Resona Holdings, Inc.	18,651	108,623
Royal Bank of Scotland Group plc*	21,108	118,632
Seven Bank Ltd.	4,600	18,799
Shinsei Bank Ltd.	14,000	31,509
Shizuoka Bank Ltd.	4,000	43,236
Skandinaviska Enskilda Banken AB, Class A	12,972	173,373
Societe Generale S.A.	6,041	316,443
Standard Chartered plc	20,520	419,308
Sumitomo Mitsui Financial Group, Inc.	10,677	447,295
Sumitomo Mitsui Trust Holdings, Inc.	28,860	131,900
SunTrust Banks, Inc./Georgia	93,899	3,761,594
Suruga Bank Ltd.	2,000	38,813
Svenska Handelsbanken AB, Class A	4,241	207,621
Swedbank AB, Class A	7,734	205,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

U.S. Bancorp/Minnesota	15,442	$668,947
UniCredit S.p.A.	682,063	5,711,097
Unione di Banche Italiane S.c.p.A.	7,095	61,400
United Overseas Bank Ltd.	11,281	203,744
Wells Fargo & Co.	40,751	2,141,873
Westpac Banking Corp.	26,289	839,858
Yamaguchi Financial Group, Inc.	2,000	21,085
Zions Bancorp	1,559	45,944

		77,232,733

Capital Markets (1.7%)
3i Group plc	8,440	58,051
Aberdeen Asset Management plc	7,521	58,424
Affiliated Managers Group, Inc.*	470	96,538
Ameriprise Financial, Inc.	1,615	193,800
Bank of New York Mellon Corp.	9,697	363,444
BlackRock, Inc.	1,063	339,735
Charles Schwab Corp.	9,968	268,438
Credit Suisse Group AG (Registered)*	233,864	6,687,856
Daiwa Securities Group, Inc.	13,500	116,870
Deutsche Bank AG (Registered)	11,620	408,840
E*TRADE Financial Corp.*	2,419	51,428
Franklin Resources, Inc.	3,403	196,830
Goldman Sachs Group, Inc.	3,535	591,900
Hargreaves Lansdown plc	2,039	43,201
ICAP plc	4,751	30,897
Invesco Ltd.	3,664	138,316
Investec plc	4,602	42,451
Julius Baer Group Ltd.*	1,949	80,351
Legg Mason, Inc.	864	44,332
Macquarie Group Ltd.	2,462	138,434
Mediobanca S.p.A.*	5,166	51,497
Morgan Stanley	112,884	3,649,540
Nomura Holdings, Inc.	30,700	217,283
Northern Trust Corp.	1,887	121,164
Partners Group Holding AG	148	40,455
SBI Holdings, Inc.	1,750	21,420
Schroders plc	1,066	45,718
State Street Corp.	3,652	245,634
T. Rowe Price Group, Inc.	2,244	189,416
UBS AG (Registered)*	30,863	566,239

		15,098,502

Consumer Finance (0.8%)
Acom Co., Ltd.*	3,400	16,177
AEON Financial Service Co., Ltd.	900	23,534
American Express Co.	45,423	4,309,280
Capital One Financial Corp.	35,569	2,937,999
Credit Saison Co., Ltd.	1,300	27,051
Discover Financial Services	3,951	244,883
Navient Corp.	3,595	63,668

		7,622,592

Diversified Financial Services (1.2%)
ASX Ltd.	1,673	56,224
Berkshire Hathaway, Inc., Class B*	15,308	1,937,380
CME Group, Inc./Illinois	2,685	190,501
Deutsche Boerse AG	1,616	125,421

Eurazeo S.A.	306	$25,454
Exor S.p.A.	816	33,509
First Pacific Co., Ltd.	20,250	22,626
Groupe Bruxelles Lambert S.A.	658	68,377
Hong Kong Exchanges and Clearing Ltd.	9,300	173,391
Industrivarden AB, Class C	1,156	22,838
ING Groep N.V. (CVA)*	523,025	7,347,988
Intercontinental Exchange, Inc.	974	183,989
Investment AB Kinnevik, Class B	2,041	86,997
Investor AB, Class B	3,815	143,143
Japan Exchange Group, Inc.	2,300	56,646
Leucadia National Corp.	2,717	71,240
London Stock Exchange Group plc	1,529	52,518
McGraw Hill Financial, Inc.	2,315	192,214
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	23,555
Moody’s Corp.	1,595	139,818
NASDAQ OMX Group, Inc.	1,029	39,740
ORIX Corp.	11,100	183,968
Pargesa Holding S.A.	292	26,227
Singapore Exchange Ltd.	7,000	39,017
Wendel S.A.	252	36,094

		11,278,875

Insurance (3.4%)
ACE Ltd.	36,462	3,781,109
Admiral Group plc	1,539	40,798
Aegon N.V.	15,405	134,454
Aflac, Inc.	3,857	240,098
Ageas	1,868	74,523
AIA Group Ltd.	101,200	508,585
Allianz SE (Registered)	3,860	643,245
Allstate Corp.	3,688	216,559
American International Group, Inc.	56,467	3,081,969
AMP Ltd.	24,651	123,197
Aon plc	2,520	227,027
Assicurazioni Generali S.p.A.	9,858	216,112
Assurant, Inc.	624	40,903
Aviva plc	745,865	6,516,396
AXA S.A.‡	15,266	364,875
Baloise Holding AG (Registered)	410	48,314
China Life Insurance Co., Ltd., Class H	905,000	2,370,394
Chubb Corp.	2,078	191,529
Cincinnati Financial Corp.	1,260	60,530
CNP Assurances S.A.	1,542	32,010
Dai-ichi Life Insurance Co., Ltd.	7,300	108,738
Delta Lloyd N.V.	1,625	41,254
Direct Line Insurance Group plc	12,847	59,319
Friends Life Group Ltd.	11,894	64,181
Genworth Financial, Inc., Class A*	4,201	73,097
Gjensidige Forsikring ASA	1,722	30,881
Hannover Rueck SE	544	49,022
Hartford Financial Services Group, Inc.	3,824	136,937
Insurance Australia Group Ltd.	20,287	111,717
Legal & General Group plc	49,391	190,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Lincoln National Corp.	2,248	$115,637
Loews Corp.	2,614	115,042
Mapfre S.A.	7,728	30,804
Marsh & McLennan Cos., Inc.	4,673	242,155
MetLife, Inc.	9,570	531,709
MS&AD Insurance Group Holdings, Inc.	4,111	99,300
Muenchener Rueckversicherungs AG (Registered)	17,204	3,813,949
NKSJ Holdings, Inc.	2,885	77,689
Old Mutual plc	42,015	142,155
Principal Financial Group, Inc.	2,309	116,558
Progressive Corp.	4,604	116,757
Prudential Financial, Inc.	3,928	348,689
Prudential plc	21,543	494,409
QBE Insurance Group Ltd.	10,835	111,057
RSA Insurance Group plc	8,399	68,248
Sampo Oyj, Class A	3,784	191,454
SCOR SE	1,264	43,478
Sony Financial Holdings, Inc.	1,600	27,292
Standard Life plc	20,309	130,025
Suncorp Group Ltd.	10,721	136,881
Swiss Life Holding AG (Registered)*	274	64,978
Swiss Reinsurance AG*	41,893	3,727,287
T&D Holdings, Inc.	5,000	67,963
Tokio Marine Holdings, Inc.	5,800	190,767
Torchmark Corp.	754	61,768
Travelers Cos., Inc.	2,953	277,789
Tryg A/S	185	18,687
UnipolSai S.p.A.	7,382	23,734
Unum Group	2,200	76,472
Vienna Insurance Group AG Wiener Versicherung Gruppe	303	16,218
XL Group plc	2,334	76,392
Zurich Insurance Group AG*	1,254	377,982

		31,711,624

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	3,374	303,593
Apartment Investment & Management Co. (REIT), Class A	1,231	39,724
Ascendas Real Estate Investment Trust (REIT)	19,000	35,047
AvalonBay Communities, Inc. (REIT)	1,039	147,735
Boston Properties, Inc. (REIT)	1,307	154,461
British Land Co. plc (REIT)	8,003	96,217
CapitaCommercial Trust (REIT)	17,000	23,178
CapitaMall Trust (REIT)	21,000	33,263
CFS Retail Property Trust Group (REIT)	17,577	33,811
Corio N.V. (REIT)	569	29,062
Crown Castle International Corp. (REIT)	2,844	211,195
Dexus Property Group (REIT)	46,089	48,240
Equity Residential (REIT)	2,828	178,164
Essex Property Trust, Inc. (REIT)	533	98,557
Federation Centres Ltd. (REIT)	13,123	30,812
Fonciere des Regions (REIT)	248	26,888

Gecina S.A. (REIT)	188	$27,416
General Growth Properties, Inc. (REIT)	4,409	103,876
Goodman Group (REIT)	14,576	69,409
GPT Group (REIT)	13,718	49,672
Hammerson plc (REIT)	6,122	60,768
HCP, Inc. (REIT)	3,897	161,258
Health Care REIT, Inc. (REIT)	2,598	162,817
Host Hotels & Resorts, Inc. (REIT)	6,415	141,194
ICADE (REIT)	305	32,701
Intu Properties plc (REIT)	7,046	37,574
Japan Prime Realty Investment Corp. (REIT)	8	28,705
Japan Real Estate Investment Corp. (REIT)	10	58,240
Japan Retail Fund Investment Corp. (REIT)	21	47,222
Kimco Realty Corp. (REIT)	3,461	79,534
Klepierre S.A. (REIT)	815	41,531
Land Securities Group plc (REIT)	6,713	119,022
Link REIT (REIT)	19,000	102,227
Macerich Co. (REIT)	1,190	79,433
Mirvac Group (REIT)	32,412	54,555
Nippon Building Fund, Inc. (REIT)	12	70,125
Nippon Prologis REIT, Inc. (REIT)	13	30,310
Plum Creek Timber Co., Inc. (REIT)	1,492	67,289
Prologis, Inc. (REIT)	4,261	175,085
Public Storage (REIT)	1,236	211,789
Scentre Group (REIT)*	43,861	132,348
Segro plc (REIT)	6,408	37,857
Simon Property Group, Inc. (REIT)	2,641	439,145
Stockland Corp., Ltd. (REIT)	20,109	73,572
Unibail-Rodamco SE (REIT)	830	241,453
United Urban Investment Corp. (REIT)	20	32,279
Ventas, Inc. (REIT)	2,478	158,840
Vornado Realty Trust (REIT)	1,474	157,320
Westfield Corp. (REIT)	16,832	113,483
Weyerhaeuser Co. (REIT)	4,999	165,417

		5,053,413

Real Estate Management & Development (0.8%)
Aeon Mall Co., Ltd.	970	25,556
CapitaLand Ltd.	20,000	51,327
CBRE Group, Inc., Class A*	2,355	75,454
Cheung Kong Holdings Ltd.	127,560	2,263,045
City Developments Ltd.	4,000	32,817
Daito Trust Construction Co., Ltd.	600	70,539
Daiwa House Industry Co., Ltd.	5,000	103,647
Deutsche Wohnen AG	2,318	49,991
Global Logistic Properties Ltd.	26,000	56,300
Hang Lung Properties Ltd.	19,000	58,591
Henderson Land Development Co., Ltd.	8,580	50,204
Hulic Co., Ltd.	2,100	27,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Hysan Development Co., Ltd.	5,000	$23,418
Immofinanz AG*	8,239	29,107
Keppel Land Ltd.	7,000	18,975
Kerry Properties Ltd.	6,000	20,980
Lend Lease Group	4,667	57,694
Mitsubishi Estate Co., Ltd.	11,000	271,566
Mitsui Fudosan Co., Ltd.	7,000	236,040
New World Development Co., Ltd.	42,666	48,554
Nomura Real Estate Holdings, Inc.	1,100	20,815
NTT Urban Development Corp.	600	6,752
Sino Land Co., Ltd.	24,600	40,501
Sumitomo Realty & Development Co., Ltd.	3,000	128,730
Sun Hung Kai Properties Ltd.	14,000	192,016
Swire Pacific Ltd., Class A	157,760	1,941,874
Swire Properties Ltd.	526,332	1,538,168
Swiss Prime Site AG (Registered)*	501	41,524
Tokyo Tatemono Co., Ltd.	4,000	36,997
Tokyu Fudosan Holdings Corp.	3,900	30,760
UOL Group Ltd.	4,128	21,585
Wharf Holdings Ltd.	13,400	96,475
Wheelock & Co., Ltd.	8,000	33,392

		7,701,068

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,005	39,369
People’s United Financial, Inc.	2,702	40,989

		80,358

Total Financials		155,779,165

Health Care (13.1%)
Biotechnology (1.8%)
Actelion Ltd. (Registered)*	876	110,834
Alexion Pharmaceuticals, Inc.*	1,688	263,750
Amgen, Inc.	49,436	5,851,739
Biogen Idec, Inc.*	2,017	635,980
Celgene Corp.*	6,872	590,168
CSL Ltd.	4,080	256,034
Gilead Sciences, Inc.*	105,497	8,746,756
Grifols S.A.	1,265	69,139
Regeneron Pharmaceuticals, Inc.*	678	191,515
Vertex Pharmaceuticals, Inc.*	1,996	188,981

		16,904,896

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	12,767	522,170
Baxter International, Inc.	4,626	334,460
Becton, Dickinson and Co.	1,643	194,367
Boston Scientific Corp.*	11,268	143,892
C.R. Bard, Inc.	653	93,385
CareFusion Corp.*	1,781	78,987
Cochlear Ltd.	492	28,625
Coloplast A/S, Class B	919	83,109
Covidien plc	32,207	2,904,427
DENTSPLY International, Inc.	1,225	58,004
Edwards Lifesciences Corp.*	889	76,312
Elekta AB, Class B	3,172	40,353

Essilor International S.A.	1,710	$181,349
Getinge AB, Class B	109,665	2,882,142
Intuitive Surgical, Inc.*	327	134,659
Medtronic, Inc.	8,504	542,215
Olympus Corp.*	2,000	68,901
Smith & Nephew plc	7,437	132,241
Sonova Holding AG (Registered)	459	70,030
St. Jude Medical, Inc.	2,431	168,347
Stryker Corp.	2,515	212,065
Sysmex Corp.	1,200	45,072
Terumo Corp.	2,600	58,131
Varian Medical Systems, Inc.*	892	74,161
William Demant Holding A/S*	170	15,436
Zimmer Holdings, Inc.	1,428	148,312

		9,291,152

Health Care Providers & Services (0.6%)
Aetna, Inc.	3,031	245,753
Alfresa Holdings Corp.	400	25,783
AmerisourceBergen Corp.	1,911	138,853
Cardinal Health, Inc.	2,903	199,030
Celesio AG*	448	15,950
Cigna Corp.	2,281	209,784
DaVita HealthCare Partners, Inc.*	1,506	108,914
Express Scripts Holding Co.*	6,567	455,290
Fresenius Medical Care AG & Co. KGaA	1,812	121,801
Fresenius SE & Co. KGaA	1,072	159,853
Humana, Inc.	1,324	169,101
Laboratory Corp. of America Holdings*	715	73,216
McKesson Corp.	1,961	365,158
Medipal Holdings Corp.	900	12,757
Miraca Holdings, Inc.	500	24,234
Patterson Cos., Inc.	705	27,855
Quest Diagnostics, Inc.	1,225	71,895
Ramsay Health Care Ltd.	1,141	48,954
Ryman Healthcare Ltd.	3,030	22,682
Sinopharm Group Co., Ltd., Class H	708,000	1,959,460
Sonic Healthcare Ltd.	3,210	52,456
Suzuken Co., Ltd.	600	22,329
Tenet Healthcare Corp.*	844	39,617
UnitedHealth Group, Inc.	8,329	680,896
WellPoint, Inc.	2,371	255,143

		5,506,764

Health Care Technology (0.0%)
Cerner Corp.*	2,514	129,672
M3, Inc.	1,800	28,642

		158,314

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	2,835	162,842
Lonza Group AG (Registered)*	443	48,207
PerkinElmer, Inc.	985	46,137
QIAGEN N.V.*	28,735	696,439
Thermo Fisher Scientific, Inc.	3,392	400,256
Waters Corp.*	726	75,824

		1,429,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (9.5%)
AbbVie, Inc.	13,520	$763,069
Actavis plc*	23,705	5,287,400
Allergan, Inc.	2,527	427,619
Astellas Pharma, Inc.	18,500	243,063
AstraZeneca plc	10,644	790,672
Bayer AG (Registered)	38,020	5,370,070
Bristol-Myers Squibb Co.	14,090	683,506
Chugai Pharmaceutical Co., Ltd.	1,900	53,546
Daiichi Sankyo Co., Ltd.	5,300	98,880
Eisai Co., Ltd.	2,000	83,787
Eli Lilly and Co.	8,376	520,736
Forest Laboratories, Inc.*	53,060	5,252,940
GlaxoSmithKline plc	304,124	8,140,273
Hisamitsu Pharmaceutical Co., Inc.	500	22,358
Hospira, Inc.*	1,430	73,459
Johnson & Johnson	24,054	2,516,529
Kyowa Hakko Kirin Co., Ltd.	2,000	27,067
Merck & Co., Inc.	143,944	8,327,160
Merck KGaA	35,916	3,117,506
Mitsubishi Tanabe Pharma Corp.	1,900	28,452
Mylan, Inc.*	3,186	164,270
Novartis AG (Registered)	74,074	6,707,422
Novo Nordisk A/S, Class B	16,806	773,499
Ono Pharmaceutical Co., Ltd.	700	61,636
Orion Oyj, Class B	845	31,507
Otsuka Holdings Co., Ltd.	3,300	102,285
Perrigo Co. plc	1,136	165,583
Pfizer, Inc.	303,984	9,022,245
Roche Holding AG	35,862	10,696,323
Sanofi S.A.	99,889	10,611,238
Santen Pharmaceutical Co., Ltd.	600	33,759
Shionogi & Co., Ltd.	2,600	54,256
Shire plc	4,983	389,725
Sumitomo Dainippon Pharma Co. Ltd.	1,300	14,950
Taisho Pharmaceutical Holdings Co., Ltd.	200	14,590
Takeda Pharmaceutical Co., Ltd.	6,600	306,139
Teva Pharmaceutical Industries Ltd.	7,254	383,469
Teva Pharmaceutical Industries Ltd. (ADR)	116,978	6,131,987
UCB S.A.	942	79,753
Zoetis, Inc.	4,233	136,599

		87,709,327

Total Health Care		121,000,158

Industrials (7.8%)
Aerospace & Defense (1.1%)
Airbus Group N.V.	4,972	333,191
BAE Systems plc	372,858	2,762,375
Boeing Co.	5,703	725,593
Cobham plc	9,341	49,925
Embraer S.A. (ADR)	53,850	1,961,756
Finmeccanica S.p.A.*	3,791	36,052
General Dynamics Corp.	2,770	322,843
Honeywell International, Inc.	6,659	618,954
L-3 Communications Holdings, Inc.	726	87,664
Lockheed Martin Corp.	2,266	364,214

Meggitt plc	6,873	$59,518
Northrop Grumman Corp.	1,817	217,368
Precision Castparts Corp.	1,231	310,704
Raytheon Co.	2,661	245,477
Rockwell Collins, Inc.	1,147	89,627
Rolls-Royce Holdings plc*	15,927	291,382
Rolls-Royce Holdings plc (Preference)*†(b)	2,134,218	3,652
Safran S.A.	2,296	150,326
Singapore Technologies Engineering Ltd.	12,000	36,571
Textron, Inc.	2,368	90,671
Thales S.A.	788	47,665
United Technologies Corp.	7,171	827,892
Zodiac Aerospace	1,619	54,802

		9,688,222

Air Freight & Logistics (1.4%)
Bollore S.A.	47	30,505
C.H. Robinson Worldwide, Inc.	1,271	81,077
Deutsche Post AG (Registered)	8,198	296,466
Expeditors International of Washington, Inc.	1,666	73,571
FedEx Corp.	26,516	4,013,992
Royal Mail plc*	5,437	46,431
TNT Express N.V.	479,164	4,336,948
Toll Holdings Ltd.	5,996	28,835
United Parcel Service, Inc., Class B	38,954	3,999,018
Yamato Holdings Co., Ltd.	3,000	62,159

		12,969,002

Airlines (0.4%)
ANA Holdings, Inc.	9,000	21,233
Cathay Pacific Airways Ltd.	10,000	18,683
Delta Air Lines, Inc.	7,210	279,171
Deutsche Lufthansa AG (Registered)	160,903	3,454,688
easyJet plc	1,354	31,630
International Consolidated Airlines Group S.A.*	8,785	55,708
Japan Airlines Co., Ltd.	515	28,468
Qantas Airways Ltd.*	8,911	10,587
Singapore Airlines Ltd.	4,000	33,267
Southwest Airlines Co.	5,878	157,883

		4,091,318

Building Products (0.5%)
Allegion plc	764	43,304
Asahi Glass Co., Ltd.	8,000	47,145
Assa Abloy AB, Class B	2,866	145,840
Cie de Saint-Gobain S.A.	70,898	4,000,208
Daikin Industries Ltd.	2,000	126,193
Geberit AG (Registered)	326	114,438
LIXIL Group Corp.	2,200	59,373
Masco Corp.	3,059	67,910
TOTO Ltd.	2,000	26,948

		4,631,359

Commercial Services & Supplies (0.6%)
ADT Corp.	33,828	1,181,950
AGL Energy Ltd.	2,198	62,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Babcock International Group plc	4,317	$85,850
Brambles Ltd.	12,898	111,770
Cintas Corp.	867	55,089
Dai Nippon Printing Co., Ltd.	4,000	41,775
Edenred	1,736	52,641
G4S plc	13,418	58,603
Iron Mountain, Inc.	1,446	51,261
Park24 Co., Ltd.	800	14,546
Pitney Bowes, Inc.	1,757	48,528
Republic Services, Inc.	2,248	85,357
Secom Co., Ltd.	1,800	109,985
Securitas AB, Class B	2,559	30,352
Serco Group plc	538,232	3,366,731
Societe BIC S.A.	248	33,931
Stericycle, Inc.*	726	85,973
Toppan Printing Co., Ltd.	5,000	38,695
Tyco International Ltd.	3,923	178,889
Waste Management, Inc.	3,690	165,054

		5,859,047

Construction & Engineering (0.4%)
ACS Actividades de Construccion y Servicios S.A.	1,471	67,276
Bouygues S.A.	1,637	68,121
Chiyoda Corp.	1,000	12,112
Ferrovial S.A.	3,383	75,345
Fluor Corp.	1,356	104,276
Hochtief AG	192	16,618
Jacobs Engineering Group, Inc.*	1,109	59,088
JGC Corp.	2,000	60,767
Kajima Corp.	7,000	30,956
KBR, Inc.	99,470	2,372,359
Koninklijke Boskalis Westminster N.V.	629	36,075
Leighton Holdings Ltd.	800	14,883
Obayashi Corp.	6,000	42,821
OCI*	646	25,210
Quanta Services, Inc.*	1,845	63,800
Shimizu Corp.	5,000	35,388
Skanska AB, Class B	3,287	75,023
Taisei Corp.	9,000	49,840
Vinci S.A.	4,070	304,289

		3,514,247

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	18,570	427,604
Alstom S.A.	1,782	64,968
AMETEK, Inc.	2,098	109,683
Eaton Corp. plc	4,054	312,888
Emerson Electric Co.	5,965	395,837
Fuji Electric Co., Ltd.	6,000	28,429
Legrand S.A.	2,241	137,120
Mabuchi Motor Co., Ltd.	200	15,162
Mitsubishi Electric Corp.	16,000	197,424
Nidec Corp.	1,700	104,311
OSRAM Licht AG*	769	38,787
Prysmian S.p.A.	1,760	39,765
Rockwell Automation, Inc.	1,173	146,813
Schneider Electric SE	4,407	414,872
Sumitomo Electric Industries Ltd.	6,500	91,432
Vestas Wind Systems A/S*	1,904	96,059

		2,621,154

Industrial Conglomerates (1.2%)
3M Co.	5,284	$756,880
Danaher Corp.	5,115	402,704
General Electric Co.	85,258	2,240,580
Hutchison Whampoa Ltd.	18,000	246,181
Keppel Corp., Ltd.	12,300	106,438
Koninklijke Philips N.V.	74,175	2,353,834
NWS Holdings Ltd.	13,688	25,397
Roper Industries, Inc.	850	124,108
Sembcorp Industries Ltd.	7,000	30,147
Siemens AG (Registered)	31,725	4,189,889
Smiths Group plc	3,398	75,425
Toshiba Corp.	33,000	154,079

		10,705,662

Machinery (1.0%)
Alfa Laval AB	2,687	69,251
Amada Co., Ltd.	3,000	30,502
Andritz AG	644	37,218
Atlas Copco AB, Class A	5,632	162,768
Atlas Copco AB, Class B	3,370	90,031
Caterpillar, Inc.	5,306	576,603
CNH Industrial N.V.	7,967	81,819
Cummins, Inc.	1,453	224,183
Deere & Co.	3,092	279,981
Dover Corp.	1,413	128,512
FANUC Corp.	1,600	275,919
Flowserve Corp.	1,156	85,949
GEA Group AG	1,618	76,613
Hino Motors Ltd.	2,400	33,049
Hitachi Construction Machinery Co., Ltd.	900	17,928
IHI Corp.	11,000	51,251
Illinois Tool Works, Inc.	3,226	282,469
IMI plc	2,235	56,877
Ingersoll-Rand plc	2,132	133,271
Joy Global, Inc.	846	52,097
JTEKT Corp.	1,500	25,275
Kawasaki Heavy Industries Ltd.	12,000	45,723
Komatsu Ltd.	8,100	188,058
Kone Oyj, Class B	2,692	112,354
Kubota Corp.	10,000	141,750
Kurita Water Industries Ltd.	900	20,851
Makita Corp.	1,000	61,794
MAN SE	301	37,197
Melrose Industries plc	8,799	39,182
Metso Oyj	947	35,880
Mitsubishi Heavy Industries Ltd.	26,000	162,203
Nabtesco Corp.	900	19,900
NGK Insulators Ltd.	2,000	45,407
NSK Ltd.	4,000	52,001
PACCAR, Inc.	3,006	188,867
Pall Corp.	933	79,669
Parker Hannifin Corp.	1,274	160,180
Pentair plc	1,648	118,854
Sandvik AB	9,105	124,415
Schindler Holding AG	382	58,067
Schindler Holding AG (Registered)	164	24,726
Sembcorp Marine Ltd.	7,000	23,017
SKF AB, Class B	3,389	86,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

SMC Corp.	500	$133,804
Snap-on, Inc.	500	59,260
Stanley Black & Decker, Inc.	28,491	2,502,080
Sulzer AG (Registered)	207	29,038
Sumitomo Heavy Industries Ltd.	5,000	23,790
THK Co., Ltd.	800	18,858
Vallourec S.A.	892	39,946
Volvo AB, Class B	12,963	178,588
Wartsila OYJ Abp	1,246	61,797
Weichai Power Co., Ltd., Class H	313,500	1,211,463
Weir Group plc	1,827	81,889
Xylem, Inc.	1,580	61,746
Yangzijiang Shipbuilding Holdings Ltd.	19,735	17,093
Zardoya Otis S.A.	1,469	26,150

		9,043,644

Marine (0.0%)
A. P. Moller – Maersk A/S, Class A	22	51,759
A. P. Moller – Maersk A/S, Class B	57	141,640
Kuehne + Nagel International AG (Registered)	472	62,806
Mitsui O.S.K. Lines Ltd.	8,000	29,772
Nippon Yusen KK	14,000	40,353

		326,330

Professional Services (0.1%)
Adecco S.A. (Registered)*	1,449	119,279
ALS Ltd.	3,164	26,434
Bureau Veritas S.A.	1,896	52,625
Capita plc	5,672	111,146
Dun & Bradstreet Corp.	307	33,831
Equifax, Inc.	1,050	76,167
Experian plc	8,419	142,354
Intertek Group plc	1,388	65,300
Nielsen N.V.	2,578	124,801
Randstad Holding N.V.	1,056	57,246
Robert Half International, Inc.	1,167	55,713
Seek Ltd.	2,741	40,966
SGS S.A. (Registered)	45	107,832

		1,013,694

Road & Rail (0.3%)
Asciano Ltd.	8,573	45,512
Aurizon Holdings Ltd.	18,439	86,588
Central Japan Railway Co.	1,200	171,166
ComfortDelGro Corp., Ltd.	19,000	38,094
CSX Corp.	8,523	262,594
DSV A/S	1,488	48,508
East Japan Railway Co.	2,797	220,298
Hankyu Hanshin Holdings, Inc.	10,000	57,055
Kansas City Southern	947	101,812
Keikyu Corp.	4,000	35,931
Keio Corp.	5,000	39,287
Keisei Electric Railway Co., Ltd.	3,000	29,880
Kintetsu Corp.	14,000	50,995
MTR Corp., Ltd.	12,000	46,217
Nagoya Railroad Co., Ltd.	7,000	27,916
Nippon Express Co., Ltd.	7,000	33,927
Norfolk Southern Corp.	2,629	270,866

Odakyu Electric Railway Co., Ltd.	6,000	$57,746
Ryder System, Inc.	457	40,257
Tobu Railway Co., Ltd.	9,000	47,086
Tokyu Corp.	9,000	63,788
Union Pacific Corp.	7,702	768,275
West Japan Railway Co.	1,300	57,233

		2,601,031

Trading Companies & Distributors (0.4%)
Brenntag AG	423	75,587
Bunzl plc	2,868	79,613
Fastenal Co.	2,341	115,856
ITOCHU Corp.	12,500	160,530
Marubeni Corp.	14,000	102,404
Mitsubishi Corp.	11,900	247,503
Mitsui & Co., Ltd.	14,600	234,050
Noble Group Ltd.	2,309,218	2,537,195
Rexel S.A.	2,304	53,885
Sumitomo Corp.	9,400	126,936
Toyota Tsusho Corp.	1,700	48,883
Travis Perkins plc	2,092	58,644
W.W. Grainger, Inc.	519	131,966
Wolseley plc	2,278	124,871

		4,097,923

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,356	77,225
Aeroports de Paris S.A.	268	35,310
Atlantia S.p.A.	3,517	100,265
Auckland International Airport Ltd.	8,505	29,041
Fraport AG Frankfurt Airport Services Worldwide	328	23,175
Groupe Eurotunnel S.A. (Registered)	3,934	53,206
Hutchison Port Holdings Trust, Class U	46,000	33,120
Kamigumi Co., Ltd.	2,000	18,400
Mitsubishi Logistics Corp.	1,000	14,975
Sydney Airport	9,608	38,233
Transurban Group	14,945	104,143

		527,093

Total Industrials		71,689,726

Information Technology (8.3%)
Communications Equipment (1.2%)
Alcatel-Lucent*	23,496	83,908
Brocade Communications Systems, Inc.	163,810	1,507,052
Cisco Systems, Inc.	236,412	5,874,838
F5 Networks, Inc.*	646	71,990
Harris Corp.	904	68,478
Juniper Networks, Inc.*	4,024	98,749
Motorola Solutions, Inc.	1,940	129,146
QUALCOMM, Inc.	14,351	1,136,599
Telefonaktiebolaget LM Ericsson, Class B	213,543	2,580,778

		11,551,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,324	$127,554
Citizen Holdings Co., Ltd.	2,400	18,834
Corning, Inc.	11,169	245,160
FLIR Systems, Inc.	1,224	42,510
Fujifilm Holdings Corp.	3,900	108,756
Hamamatsu Photonics KK	600	29,436
Hexagon AB, Class B	2,207	71,149
Hirose Electric Co., Ltd.	300	44,568
Hitachi High-Technologies Corp.	600	14,274
Hitachi Ltd.	40,400	295,906
Hoya Corp.	3,800	126,260
Ibiden Co., Ltd.	1,000	20,137
Jabil Circuit, Inc.	1,533	32,040
Japan Display, Inc.*	3,200	19,648
Keyence Corp.	340	148,327
Kyocera Corp.	2,600	123,398
Murata Manufacturing Co., Ltd.	1,700	159,101
Nippon Electric Glass Co., Ltd.	4,000	23,296
Omron Corp.	1,600	67,440
Shimadzu Corp.	2,000	18,341
TDK Corp.	900	42,199
TE Connectivity Ltd.	3,492	215,945
Yaskawa Electric Corp.	2,000	24,224
Yokogawa Electric Corp.	1,700	21,496

		2,039,999

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	1,500	91,590
DeNA Co., Ltd.	900	12,171
eBay, Inc.*	9,695	485,332
Facebook, Inc., Class A*	14,619	983,713
Google, Inc., Class A*	2,408	1,407,885
Google, Inc., Class C*	2,408	1,385,274
Gree, Inc.	700	6,136
Kakaku.com, Inc.	1,300	22,778
United Internet AG (Registered)	1,021	44,982
VeriSign, Inc.*	1,046	51,055
Yahoo! Japan Corp.	12,600	58,208
Yahoo!, Inc.*	7,951	279,319

		4,828,443

IT Services (0.6%)
Accenture plc, Class A	5,392	435,889
Alliance Data Systems Corp.*	461	129,656
Amadeus IT Holding S.A., Class A	3,249	134,000
AtoS	672	55,983
Automatic Data Processing, Inc.	4,110	325,841
Cap Gemini S.A.	1,201	85,680
Cognizant Technology Solutions Corp., Class A*	5,184	253,549
Computer Sciences Corp.	1,240	78,368
Computershare Ltd.	3,755	44,189
Fidelity National Information Services, Inc.	2,430	133,018
Fiserv, Inc.*	2,105	126,974
Fujitsu Ltd.	16,000	119,876
International Business Machines Corp.	8,089	1,466,293
ITOCHU Techno-Solutions Corp.	200	8,696
MasterCard, Inc., Class A	8,542	627,581

Nomura Research Institute Ltd.	1,000	$31,489
NTT Data Corp.	1,100	42,239
Otsuka Corp.	300	14,540
Paychex, Inc.	2,739	113,833
Teradata Corp.*	1,346	54,109
Total System Services, Inc.	1,413	44,382
Visa, Inc., Class A	4,273	900,364
Western Union Co.	4,529	78,533
Xerox Corp.	9,263	115,232

		5,420,314

Semiconductors & Semiconductor Equipment (2.0%)
Advantest Corp.	1,200	14,830
Altera Corp.	2,650	92,114
Analog Devices, Inc.	2,672	144,475
Applied Materials, Inc.	228,692	5,157,005
ARM Holdings plc	11,897	179,376
ASM Pacific Technology Ltd.	2,200	24,043
ASML Holding N.V.	3,018	281,055
Avago Technologies Ltd.	2,142	154,374
Broadcom Corp., Class A	4,726	175,429
First Solar, Inc.*	602	42,778
Infineon Technologies AG	9,390	117,378
Intel Corp.	42,325	1,307,843
KLA-Tencor Corp.	1,421	103,221
Lam Research Corp.	1,386	93,666
Linear Technology Corp.	1,993	93,811
Microchip Technology, Inc.	1,713	83,612
Micron Technology, Inc.*	9,102	299,911
NVIDIA Corp.	4,789	88,788
Rohm Co., Ltd.	800	45,881
Samsung Electronics Co., Ltd. (GDR) (m)	9,470	6,117,620
Samsung Electronics Co., Ltd. (GDR)	1,900	1,241,253
STMicroelectronics N.V.	5,519	49,515
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	95,321	2,038,916
Texas Instruments, Inc.	9,174	438,425
Tokyo Electron Ltd.	1,400	94,637
Xilinx, Inc.	2,272	107,488

		18,587,444

Software (2.6%)
Adobe Systems, Inc.*	3,948	285,677
Autodesk, Inc.*	1,924	108,475
CA, Inc.	2,728	78,403
Citrix Systems, Inc.*	1,391	87,007
Dassault Systemes S.A.	528	67,932
Electronic Arts, Inc.*	2,700	96,849
Gemalto N.V.	684	70,901
GungHo Online Entertainment, Inc.	3,900	25,178
Intuit, Inc.	2,427	195,446
Konami Corp.	800	17,681
Microsoft Corp.	268,827	11,210,086
Nexon Co., Ltd.	1,000	9,545
NICE Systems Ltd.	523	21,368
Nintendo Co., Ltd.	900	107,719
Oracle Corp.	86,005	3,485,783
Oracle Corp. Japan	300	13,119
Red Hat, Inc.*	1,602	88,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Sage Group plc	9,057	$59,536
Salesforce.com, Inc.*	4,803	278,958
SAP AG	44,490	3,435,897
Software AG	51,890	1,873,312
Symantec Corp.	89,516	2,049,916
Trend Micro, Inc.	900	29,628
Xero Ltd.*	540	12,288

		23,709,247

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	51,265	4,764,057
Brother Industries Ltd.	2,000	34,648
Canon, Inc.	9,500	309,086
EMC Corp.	17,408	458,527
Hewlett-Packard Co.	88,087	2,966,770
Konica Minolta, Inc.	121,600	1,201,536
NEC Corp.	22,000	70,145
NetApp, Inc.	2,802	102,329
Nokia Oyj	31,767	240,547
Ricoh Co., Ltd.	6,100	72,679
SanDisk Corp.	1,924	200,923
Seagate Technology plc	2,789	158,471
Seiko Epson Corp.	1,100	46,799
Western Digital Corp.	1,774	163,740

		10,790,257

Total Information Technology		76,927,242

Materials (4.4%)
Chemicals (1.8%)
Air Liquide S.A.	2,926	395,048
Air Products and Chemicals, Inc.	1,812	233,059
Air Water, Inc.	1,000	15,991
Airgas, Inc.	569	61,970
Akzo Nobel N.V.	59,999	4,498,075
Arkema S.A.	475	46,232
Asahi Kasei Corp.	10,000	76,502
BASF SE	7,756	903,043
CF Industries Holdings, Inc.	442	106,314
Croda International plc	1,172	44,147
Daicel Corp.	3,000	28,666
Dow Chemical Co.	55,375	2,849,597
E.I. du Pont de Nemours & Co.	7,806	510,825
Eastman Chemical Co.	1,270	110,934
Ecolab, Inc.	2,304	256,527
EMS-Chemie Holding AG (Registered)	70	27,943
FMC Corp.	1,144	81,441
Fuchs Petrolub SE (Preference)	606	27,400
Givaudan S.A. (Registered)*	78	130,088
Hitachi Chemical Co., Ltd.	900	14,890
Incitec Pivot Ltd.	14,098	38,552
International Flavors & Fragrances, Inc.	687	71,640
Israel Chemicals Ltd.	3,844	32,934
Israel Corp., Ltd.*	20	11,394
Johnson Matthey plc	1,771	93,957
JSR Corp.	1,600	27,450
K+S AG (Registered)	1,488	48,931
Kaneka Corp.	3,000	18,775
Kansai Paint Co., Ltd.	2,000	33,424

Koninklijke DSM N.V.	1,496	$108,958
Kuraray Co., Ltd.	3,000	38,024
Lanxess AG	790	53,325
Linde AG	1,573	334,502
LyondellBasell Industries N.V., Class A	28,901	2,822,183
Mitsubishi Chemical Holdings Corp.	10,700	47,424
Mitsubishi Gas Chemical Co., Inc.	3,000	19,190
Mitsui Chemicals, Inc.	7,000	19,140
Monsanto Co.	4,450	555,093
Mosaic Co.	2,748	135,889
Nippon Paint Co., Ltd.	2,000	42,328
Nitto Denko Corp.	1,200	56,230
Novozymes A/S, Class B	2,070	103,826
Orica Ltd.	3,157	57,990
PPG Industries, Inc.	1,172	246,296
Praxair, Inc.	2,491	330,904
Sherwin-Williams Co.	716	148,147
Shin-Etsu Chemical Co., Ltd.	3,500	212,754
Sigma-Aldrich Corp.	1,004	101,886
Sika AG	17	69,511
Solvay S.A.	484	83,307
Sumitomo Chemical Co., Ltd.	13,000	49,149
Syngenta AG (Registered)	789	293,873
Taiyo Nippon Sanso Corp.	2,000	17,709
Teijin Ltd.	8,000	20,058
Toray Industries, Inc.	13,000	85,465
Umicore S.A.	885	41,117
Yara International ASA	1,501	75,199

		16,965,226

Construction Materials (1.1%)
Boral Ltd.	6,433	31,847
CRH plc	254,846	6,539,522
Fletcher Building Ltd.	5,870	45,279
HeidelbergCement AG	31,043	2,649,473
Holcim Ltd. (Registered)*	1,918	168,593
Imerys S.A.	258	21,741
James Hardie Industries plc (CDI)	3,754	48,991
Lafarge S.A.	1,554	134,908
Taiheiyo Cement Corp.	10,000	40,274
Vulcan Materials Co.	1,107	70,571

		9,751,199

Containers & Packaging (0.3%)
Amcor Ltd.	9,916	97,524
Avery Dennison Corp.	821	42,076
Ball Corp.	1,188	74,464
Bemis Co., Inc.	845	34,358
MeadWestvaco Corp.	1,425	63,071
Owens-Illinois, Inc.*	1,413	48,946
Rexam plc	292,099	2,674,455
Sealed Air Corp.	1,677	57,303
Toyo Seikan Group Holdings Ltd.	1,300	19,967

		3,112,164

Metals & Mining (1.2%)
Alcoa, Inc.	9,969	148,438
Allegheny Technologies, Inc.	896	40,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Alumina Ltd.*	22,810	$29,037
Anglo American plc	11,707	286,506
Antofagasta plc	3,407	44,488
ArcelorMittal S.A.	8,368	124,093
BHP Billiton Ltd.	27,139	918,707
BHP Billiton plc	17,833	576,664
Boliden AB	2,373	34,432
Daido Steel Co., Ltd.	4,000	20,453
Fortescue Metals Group Ltd.	13,097	53,722
Freeport-McMoRan Copper & Gold, Inc.	8,857	323,280
Fresnillo plc	1,917	28,608
Glencore plc*	89,803	500,334
Hitachi Metals Ltd.	2,000	30,285
Iluka Resources Ltd.	3,619	27,744
JFE Holdings, Inc.	4,200	86,691
Kobe Steel Ltd.	26,000	39,011
Maruichi Steel Tube Ltd.	600	16,110
Mitsubishi Materials Corp.	9,000	31,538
MMC Norilsk Nickel OJSC (ADR)	127,634	2,541,193
Newcrest Mining Ltd.*	6,608	65,550
Newmont Mining Corp.	4,247	108,044
Nippon Steel & Sumitomo Metal Corp.	65,050	208,047
Norsk Hydro ASA	11,248	60,202
Nucor Corp.	2,714	133,664
POSCO (ADR)	39,545	2,943,730
Randgold Resources Ltd.	754	62,881
Rio Tinto Ltd.	3,685	206,089
Rio Tinto plc	10,755	572,154
Sumitomo Metal Mining Co., Ltd.	4,000	64,952
ThyssenKrupp AG*	3,817	111,275
United States Steel Corp.	1,271	33,097
Voestalpine AG	913	43,450
Yamato Kogyo Co., Ltd.	300	8,795

		10,523,674

Paper & Forest Products (0.0%)
International Paper Co.	3,670	185,225
Oji Holdings Corp.	7,000	28,814
Stora Enso Oyj, Class R	4,771	46,449
UPM-Kymmene Oyj	4,540	77,584

		338,072

Total Materials		40,690,335

Telecommunication Services (3.4%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	44,127	1,560,331
Belgacom S.A.	1,296	43,008
Bezeq Israeli Telecommunication Corp., Ltd.	15,630	29,288
BT Group plc	66,535	438,278
CenturyLink, Inc.	4,889	176,982
Deutsche Telekom AG (Registered)	26,394	462,609
Elisa Oyj	1,238	37,870
Frontier Communications Corp.	8,618	50,329
HKT Trust and HKT Ltd.	19,000	22,382
Iliad S.A.	220	66,500
Inmarsat plc	3,460	44,263

Koninklijke KPN N.V.*	27,540	$100,348
Nippon Telegraph & Telephone Corp.	3,128	195,081
Orange S.A.	15,654	247,039
PCCW Ltd.	31,000	18,479
Singapore Telecommunications Ltd.	1,254,350	3,873,003
Swisscom AG (Registered)	193	112,191
TDC A/S	6,918	71,596
Telecom Corp. of New Zealand Ltd.	14,434	33,869
Telecom Italia S.p.A.*	86,589	109,674
Telecom Italia S.p.A. (RNC)	52,198	51,569
Telefonica Deutschland Holding AG*	2,385	19,722
Telefonica S.A.	225,579	3,867,244
Telekom Austria AG	2,024	19,788
Telenor ASA	111,802	2,546,319
TeliaSonera AB	20,338	148,573
Telstra Corp., Ltd.	36,568	179,650
TPG Telecom Ltd.	2,350	12,210
Verizon Communications, Inc.	84,889	4,157,096
Vivendi S.A.*	120,221	2,941,735
Windstream Holdings, Inc.	5,117	50,965
Ziggo N.V.	1,286	59,466

		21,747,457

Wireless Telecommunication Services (1.1%)
China Mobile Ltd.	205,000	1,989,059
KDDI Corp.	4,900	298,871
Millicom International Cellular
S.A. (SDR)	543	49,736
NTT DOCOMO, Inc.	13,200	225,679
SoftBank Corp.	8,100	603,112
Sprint Corp.*	266,912	2,276,759
StarHub Ltd.	4,919	16,451
Tele2 AB, Class B	2,756	32,462
Vodafone Group plc	1,416,715	4,727,904

		10,220,033

Total Telecommunication Services		31,967,490

Utilities (1.0%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	4,139	230,832
Cheung Kong Infrastructure Holdings Ltd.	5,000	34,482
Chubu Electric Power Co., Inc.*	5,600	69,596
Chugoku Electric Power Co., Inc.	2,600	35,469
CLP Holdings Ltd.	16,500	135,399
Contact Energy Ltd.	3,230	15,017
Duke Energy Corp.	6,013	446,105
Edison International	2,778	161,430
EDP – Energias de Portugal S.A.	19,730	98,988
Electricite de France S.A.	2,079	65,476
Enel S.p.A.	55,749	324,738
Entergy Corp.	1,526	125,269
Exelon Corp.	7,287	265,830
FirstEnergy Corp.	3,562	123,673
Fortum Oyj	3,844	103,219
Hokuriku Electric Power Co.	1,500	19,886
Iberdrola S.A.	43,221	330,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kansai Electric Power Co., Inc.*	6,000	$56,562
Kyushu Electric Power Co., Inc.	3,700	41,673
NextEra Energy, Inc.	3,708	379,996
Northeast Utilities	2,701	127,676
Pepco Holdings, Inc.	2,100	57,708
Pinnacle West Capital Corp.	941	54,427
Power Assets Holdings Ltd.	11,000	96,156
PPL Corp.	5,391	191,542
Red Electrica Corporacion S.A.	937	85,707
Shikoku Electric Power Co., Inc.*	1,500	20,937
Southern Co.	7,575	343,754
SP AusNet	14,553	18,183
SSE plc	8,119	217,732
Terna Rete Elettrica Nazionale S.p.A.	12,874	67,904
Tohoku Electric Power Co., Inc.	3,900	45,774
Tokyo Electric Power Co., Inc.*	12,500	52,070
Xcel Energy, Inc.	4,301	138,621

		4,582,247

Gas Utilities (0.1%)
AGL Resources, Inc.	1,016	55,910
APA Group	7,062	45,881
Enagas S.A.	1,556	50,070
Gas Natural SDG S.A.	3,008	95,001
Hong Kong & China Gas Co., Ltd.	55,382	121,191
Osaka Gas Co., Ltd.	16,000	67,282
Snam S.p.A.	17,327	104,394
Toho Gas Co., Ltd.	3,000	16,495
Tokyo Gas Co., Ltd.	20,000	116,875

		673,099

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,675	88,246
Electric Power Development Co., Ltd.	1,000	32,476
Enel Green Power S.p.A.	15,107	42,779
NRG Energy, Inc.	2,868	106,690

		270,191

Multi-Utilities (0.4%)
AGL Energy Ltd.	4,680	68,313
Ameren Corp.	2,046	83,640
CenterPoint Energy, Inc.	3,621	92,480
Centrica plc	42,905	229,535
CMS Energy Corp.	2,298	71,583
Consolidated Edison, Inc.	2,499	144,292
Dominion Resources, Inc.	4,952	354,167
DTE Energy Co.	1,513	117,817
E.ON SE	16,960	350,208
GDF Suez S.A.	12,269	337,763
Integrys Energy Group, Inc.	677	48,155
National Grid plc	31,390	451,255
NiSource, Inc.	2,657	104,526
PG&E Corp.	3,952	189,775
Public Service Enterprise Group, Inc.	4,311	175,846
RWE AG	4,102	176,173
SCANA Corp.	1,192	64,142
Sempra Energy	1,939	203,033
Suez Environnement Co. S.A.	2,316	44,335
TECO Energy, Inc.	1,778	32,857

Veolia Environnement S.A.	3,517	$67,012
Wisconsin Energy Corp.	1,931	90,603

		3,497,510

Water Utilities (0.0%)
Severn Trent plc	2,063	68,211
United Utilities Group plc	5,581	84,243

		152,454

Total Utilities		9,175,501

Total Common Stocks (78.2%) (Cost $508,820,053)		722,122,887

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol S.A., expiring 7/4/14*	7,215	4,910

Total Energy		4,910

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
HKT Trust and HKT Ltd., expiring 7/15/14* (b)	3,420	1,010

Total Telecommunication Services		1,010

Total Rights (0.0%) (Cost $—)		5,920

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.7%)
Royal Bank of Canada/Ontario
0.05%, 7/1/14 (p)	$16,000,000	16,000,000

Total Time Deposits		16,000,000

Total Short-Term Investments (1.7%) (Cost $16,000,000)		16,000,000

Total Investments Before
Securities Sold Short (79.9%) (Cost $524,820,053)		738,128,807

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Seventy Seven Energy, Inc.*	(308)	(7,253)

Total Securities Sold Short (0.0%) (Proceeds Received $5,319)		(7,253)

Total Investments after Securities Sold Short (79.9%) (Cost $524,814,734)		738,121,554
Other Assets Less Liabilities (20.1%)		185,421,972

Net Assets (100%)		$923,543,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

*	Non-income producing.
†	Securities (totaling $7,806 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2014, the market value of these securities amounted to $6,117,620 or 0.7% of net assets.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Country Diversification As a Percentage of Total Net Assets
Australia	1.0%
Austria	0.0	#
Belgium	0.4
Bermuda	0.0	#
Brazil	0.2
Canada	0.4
Cayman Islands	0.0	#
China	0.9
Denmark	0.2
Finland	0.1
France	5.5
Germany	4.1
Hong Kong	1.5
Ireland	1.2
Israel	0.7
Italy	1.7
Japan	4.6
Luxembourg	0.0	#
Macau	0.0	#
Mexico	0.0	#
Netherlands	3.6
New Zealand	0.0	#
Norway	0.7
Portugal	0.0	#
Russia	0.3
Singapore	0.9
South Korea	1.8
Spain	0.8
Sweden	0.9
Switzerland	4.3
Taiwan	0.2
Thailand	0.3
United Kingdom	8.5
United States	35.1
Cash and Other	20.1

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$424,439	$—	$—	$364,875	$14,581	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	895	September-14	$40,014,720	$39,608,920	$(405,800)
FTSE 100 Index	216	September-14	24,821,479	24,808,043	(13,436)
S&P 500 E-Mini Index	872	September-14	84,727,957	85,124,640	396,683
SPI 200 Index	76	September-14	9,604,839	9,592,253	(12,586)
TOPIX Index	206	September-14	25,217,830	25,672,474	454,644

					$419,505

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/12/14	Deutsche Bank AG	750	$1,282,780	$1,258,290	$24,490
European Union Euro vs. U.S. Dollar, expiring 9/12/14	Deutsche Bank AG	3,500	4,793,870	4,737,425	56,445
Japanese Yen vs. U.S. Dollar, expiring 9/12/14	Deutsche Bank AG	200,000	1,975,283	1,963,522	11,761

					$92,696

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$42,424,558	$40,381,734	$3,099	$82,809,391
Consumer Staples	27,472,170	24,056,250	—	51,528,420
Energy	36,973,790	43,581,669	—	80,555,459
Financials	55,106,958	100,671,152	1,055	155,779,165
Health Care	65,482,990	55,517,168	—	121,000,158
Industrials	30,435,665	41,250,409	3,652	71,689,726
Information Technology	56,319,667	20,607,575	—	76,927,242
Materials	15,470,575	25,219,760	—	40,690,335
Telecommunication Services	5,838,142	26,129,348	—	31,967,490
Utilities	4,670,625	4,504,876	—	9,175,501
Forward Currency Contracts	—	92,696	—	92,696
Futures	851,327	—	—	851,327
Rights
Energy	—	4,910	—	4,910
Telecommunication Services	—	1,010	—	1,010
Short-Term Investments	—	16,000,000	—	16,000,000

Total Assets	$341,046,467	$398,018,557	$7,806	$739,072,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Common Stocks
Energy	$(7,253)	$—	$—	$(7,253)
Futures	(431,822)	—	—	(431,822)

Total Liabilities	$(439,075)	$—	$—	$(439,075)

Total	$340,607,392	$398,018,557	$7,806	$738,633,755

(a) A security with a market value of $129,107 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	92,696
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	851,327	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$944,023

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	(431,822	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(431,822)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2,764	—	2,764
Credit contracts	—	—	—	—	—
Equity contracts	—	13,536,025	—	—	13,536,025
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$13,536,025	$2,764	$—	$13,538,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	141,419	—	141,419
Credit contracts	—	—	—	—	—
Equity contracts	—	(5,842,968)	—	—	(5,842,968)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(5,842,968)	$141,419	$—	$(5,701,549)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $8,022,000 and futures contracts with an average notional balance of approximately $178,725,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$92,696		$—	$—	$92,696
Exchange Traded Futures & Options Contracts (b)	851,327	(c)	—	—	851,327

	$944,023		$—	$—	$944,023

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Exchange Traded Futures & Options Contracts (b)	$431,822	(c)	$—	$—	$431,822

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,934,585
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$68,270,719

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,396,815
Aggregate gross unrealized depreciation	(34,604,975)

Net unrealized appreciation	$210,791,840

Federal income tax cost of investments	$527,336,967

The Portfolio has a net capital loss carryforward of $99,339,730, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $381,559)	$364,875
Unaffiliated Issuers (Cost $524,438,494)	737,763,932
Cash	84,062,590
Foreign cash (Cost $92,882,395)	91,768,489
Cash held as collateral at broker	9,906,000
Dividends, interest and other receivables	1,976,088
Receivable for securities sold	330,551
Receivable from Separate Accounts for Trust shares sold	192,990
Unrealized appreciation on forward foreign currency contracts	92,696
Other assets	16,554

Total assets	926,474,765

LIABILITIES
Payable for securities purchased	1,712,426
Investment management fees payable	530,858
Payable to Separate Accounts for Trust shares redeemed	296,383
Administrative fees payable	119,151
Distribution fees payable – Class IB	79,610
Due to broker for futures variation margin	41,487
Securities sold short (Proceeds received $5,319)	7,253
Trustees’ fees payable	1,700
Distribution fees payable – Class IA	836
Accrued expenses	141,535

Total liabilities	2,931,239

NET ASSETS	$923,543,526

Net assets were comprised of:
Paid in capital	$780,503,965
Accumulated undistributed net investment income (loss)	11,249,653
Accumulated undistributed net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(80,939,339)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	212,729,247

Net assets	$923,543,526

Class IA
Net asset value, offering and redemption price per share, $4,098,626 / 336,132 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.19

Class IB
Net asset value, offering and redemption price per share, $388,637,735 / 31,867,556 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.20

Class K
Net asset value, offering and redemption price per share, $530,807,165 / 43,484,138 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($14,581 of dividend income received from affiliates) (net of $855,311 foreign withholding tax)	$16,037,394
Interest	63,510

Total income	16,100,904

EXPENSES
Investment management fees	3,092,018
Administrative fees	615,122
Distribution fees – Class IB	451,465
Custodian fees	84,250
Printing and mailing expenses	45,192
Professional fees	29,420
Trustees’ fees	12,034
Distribution fees – Class IA	4,685
Miscellaneous	31,965

Total expenses	4,366,151

NET INVESTMENT INCOME (LOSS)	11,734,753

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	21,471,078
Futures	13,536,025
Foreign currency transactions	90,656
Securities sold short	1,935

Net realized gain (loss)	35,099,694

Change in unrealized appreciation (depreciation) on:
Investments ($(59,564) of change in unrealized appreciation (depreciation) from affiliates)	8,078,427
Futures	(5,842,968)
Foreign currency translations	1,968,474
Securities sold short	(1,934)

Net change in unrealized appreciation (depreciation)	4,201,999

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,301,693

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,036,446

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,734,753	$7,504,037
Net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	35,099,694	51,704,599
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	4,201,999	136,058,720

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,036,446	195,267,356

DIVIDENDS:
Dividends from net investment income
Class IA	—	(27,285)
Class IB	—	(2,568,549)
Class K	—	(5,203,936)

TOTAL DIVIDENDS	—	(7,799,770)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 41,008 and 115,322 shares, respectively ]	481,507	1,155,613
Capital shares issued in reinvestment of dividends [ 0 and 2,439 shares, respectively ]	—	27,285
Capital shares repurchased [ (19,714) and (62,529) shares, respectively ]	(229,451)	(647,074)

Total Class IA transactions	252,056	535,824

Class IB
Capital shares sold [ 3,198,567 and 9,662,447 shares, respectively ]	37,627,633	99,790,242
Capital shares issued in reinvestment of dividends [ 0 and 229,592 shares, respectively ]	—	2,568,549
Capital shares repurchased [ (2,210,886) and (4,554,064) shares, respectively ]	(25,766,264)	(46,864,816)

Total Class IB transactions	11,861,369	55,493,975

Class K
Capital shares sold [ 403,676 and 1,961,828 shares, respectively ]	4,758,648	19,898,680
Capital shares issued in reinvestment of dividends [ 0 and 465,335 shares, respectively ]	—	5,203,936
Capital shares repurchased [ (3,525,484) and (8,575,595) shares, respectively ]	(40,918,967)	(90,494,222)

Total Class K transactions	(36,160,319)	(65,391,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,046,894)	(9,361,807)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,989,552	178,105,779
NET ASSETS:
Beginning of period	896,553,974	718,448,195

End of period (a)	$923,543,526	$896,553,974

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,249,653	$(485,100)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011		2010	2009
Net asset value, beginning of period	$11.52	$9.15	$7.76	$8.64		$8.11	$6.32

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.08 (e)	0.10 (e)	0.12	(e)	0.11 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.52	2.37	1.41	(0.83)		0.56	1.80

Total from investment operations	0.67	2.45	1.51	(0.71)		0.67	1.92

Less distributions:
Dividends from net investment income	—	(0.08)	(0.12)	(0.17)		(0.14)	(0.13)

Net asset value, end of period	$12.19	$11.52	$9.15	$7.76		$8.64	$8.11

Total return (b)	5.82%	26.84%	19.40%	(8.11)%		8.31%	30.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,099	$3,628	$2,374	$1,418		$505,950	$492,155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.13%	1.16%	1.17%	0.90	%(c)	0.91%	0.98%
After waivers, reimbursements and fees paid indirectly (a)	1.13%	1.16%	1.17%	0.90	%(c)	0.91%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)	1.13%	1.16%	1.17%	0.91%		0.91%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.51%	0.77%	1.16%	1.39%		1.34%	1.67%
After waivers, reimbursements and fees paid indirectly (a)	2.51%	0.77%	1.16%	1.39%		1.34%	1.75%
Before waivers, reimbursements and fees paid indirectly (a)	2.51%	0.77%	1.16%	1.38%		1.33%	1.65%
Portfolio turnover rate (z)	8%	13%	12%	8%		7%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.53	$9.15	$7.76	$8.64	$8.11	$6.32

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.08 (e)	0.10 (e)	0.10 (e)	0.09 (e)	0.10	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.52	2.38	1.41	(0.83)	0.56	1.80

Total from investment operations	0.67	2.46	1.51	(0.73)	0.65	1.90

Less distributions:
Dividends from net investment income	—	(0.08)	(0.12)	(0.15)	(0.12)	(0.11)

Net asset value, end of period	$12.20	$11.53	$9.15	$7.76	$8.64	$8.11

Total return (b)	5.81%	26.95%	19.40%	(8.35)%	8.03%	30.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$388,638	$355,915	$233,645	$201,451	$227,308	$214,532
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.13%	1.16%	1.17%	1.15%	1.16%	1.23%
After waivers, reimbursements and fees paid indirectly (a)	1.13%	1.16%	1.17%	1.15%	1.16%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)	1.13%	1.16%	1.17%	1.16%	1.16%	1.24	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.53%	0.74%	1.20%	1.18%	1.08%	1.40%
After waivers, reimbursements and fees paid indirectly (a)	2.53%	0.74%	1.20%	1.18%	1.08%	1.48%
Before waivers, reimbursements and fees paid indirectly (a)	2.53%	0.74%	1.20%	1.17%	1.08%	1.38%
Portfolio turnover rate (z)	8%	13%	12%	8%	7%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$11.52	$9.14	$7.76	$7.86

Income (loss) from investment operations:
Net investment income (loss)	0.16 (e)	0.11 (e)	0.12 (e)	0.04	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.53	2.38	1.40	0.02

Total from investment operations	0.69	2.49	1.52	0.06

Less distributions:
Dividends from net investment income	—	(0.11)	(0.14)	(0.16)

Net asset value, end of period	$12.21	$11.52	$9.14	$7.76

Total return (b)	5.99%	27.30%	19.58%	0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$530,807	$537,011	$482,429	$443,098
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.88%	0.91%	0.92%	0.90%
After waivers, reimbursements and fees paid indirectly (a)	0.88%	0.91%	0.92%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)	0.88%	0.91%	0.92%	0.91	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.74%	1.03%	1.45%	1.54%
After waivers, reimbursements and fees paid indirectly (a)	2.74%	1.03%	1.46%	1.54%
Before waivers, reimbursements and fees paid indirectly (a)	2.74%	1.03%	1.45%	1.54%
Portfolio turnover rate (z)	8%	13%	12%	8%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	14.1%
Financials	12.1
Health Care	10.0
Consumer Discretionary	8.9
Energy	8.2
Industrials	7.9
Consumer Staples	7.1
Materials	2.6
Utilities	2.4
Telecommunication Services	1.8
Cash and Other	24.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,066.10	$4.34
Hypothetical (5% average return before expenses)	1,000.00	1,020.60	4.24
Class IB
Actual	1,000.00	1,066.00	4.41
Hypothetical (5% average return before expenses)	1,000.00	1,020.53	4.31
Class K
Actual	1,000.00	1,067.30	3.13
Hypothetical (5% average return before expenses)	1,000.00	1,021.77	3.06

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.3%)
BorgWarner, Inc.	52,241	$3,405,591
Delphi Automotive plc	63,172	4,342,443
Goodyear Tire & Rubber Co.	63,069	1,752,057
Johnson Controls, Inc.	151,767	7,577,726

		17,077,817

Automobiles (0.6%)
Ford Motor Co.	903,600	15,578,064
General Motors Co.	300,504	10,908,295
Harley-Davidson, Inc.	49,925	3,487,261

		29,973,620

Distributors (0.1%)
Genuine Parts Co.	35,099	3,081,692

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	995	714,519
H&R Block, Inc.	62,657	2,100,263

		2,814,782

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	100,208	3,772,831
Chipotle Mexican Grill, Inc.*	7,103	4,208,598
Darden Restaurants, Inc.	30,151	1,395,087
Marriott International, Inc., Class A	50,203	3,218,012
McDonald’s Corp.	225,867	22,753,842
Starbucks Corp.	172,024	13,311,217
Starwood Hotels & Resorts Worldwide, Inc.	43,872	3,545,735
Wyndham Worldwide Corp.	29,110	2,204,209
Wynn Resorts Ltd.	18,510	3,841,936
Yum! Brands, Inc.	100,860	8,189,832

		66,441,299

Household Durables (0.3%)
D.R. Horton, Inc.	65,401	1,607,557
Garmin Ltd.	28,006	1,705,565
Harman International Industries, Inc.	15,560	1,671,611
Leggett & Platt, Inc.	31,665	1,085,476
Lennar Corp., Class A	40,168	1,686,253
Mohawk Industries, Inc.*	13,978	1,933,716
Newell Rubbermaid, Inc.	63,285	1,961,202
PulteGroup, Inc.	77,922	1,570,908
Whirlpool Corp.	17,764	2,473,104

		15,695,392

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	85,175	27,663,137
Expedia, Inc.	23,436	1,845,819
Netflix, Inc.*	13,699	6,035,779
Priceline Group, Inc.*	11,981	14,413,143
TripAdvisor, Inc.*	25,425	2,762,681

		52,720,559

Leisure Products (0.1%)
Hasbro, Inc.	26,433	1,402,270
Mattel, Inc.	77,474	3,019,162

		4,421,432

Media (2.7%)
Cablevision Systems Corp. – New York Group, Class A	49,457	$872,916
CBS Corp. (Non-Voting), Class B	120,802	7,506,636
Comcast Corp., Class A	594,093	31,890,912
DIRECTV*	107,093	9,103,976
Discovery Communications, Inc., Class A*	49,849	3,702,784
Gannett Co., Inc.	51,802	1,621,921
Interpublic Group of Cos., Inc.	96,831	1,889,173
News Corp., Class A*	113,780	2,041,213
Omnicom Group, Inc.	59,055	4,205,897
Scripps Networks Interactive, Inc., Class A	24,516	1,989,228
Time Warner Cable, Inc.	63,666	9,378,002
Time Warner, Inc.	201,598	14,162,260
Twenty-First Century Fox, Inc., Class A	437,580	15,380,937
Viacom, Inc., Class B	89,401	7,753,749
Walt Disney Co.	368,072	31,558,493

		143,058,097

Multiline Retail (0.5%)
Dollar General Corp.*	69,307	3,975,449
Dollar Tree, Inc.*	47,282	2,574,978
Family Dollar Stores, Inc.	21,851	1,445,225
Kohl’s Corp.	44,563	2,347,579
Macy’s, Inc.	82,394	4,780,500
Nordstrom, Inc.	32,149	2,183,882
Target Corp.	144,760	8,388,842

		25,696,455

Specialty Retail (1.5%)
AutoNation, Inc.*	14,488	864,644
AutoZone, Inc.*	7,596	4,073,279
Bed Bath & Beyond, Inc.*	46,649	2,676,720
Best Buy Co., Inc.	62,962	1,952,452
CarMax, Inc.*	50,412	2,621,928
GameStop Corp., Class A	26,228	1,061,447
Gap, Inc.	59,461	2,471,794
Home Depot, Inc.	312,653	25,312,387
L Brands, Inc.	56,036	3,287,072
Lowe’s Cos., Inc.	227,940	10,938,841
O’Reilly Automotive, Inc.*	24,242	3,650,845
PetSmart, Inc.	22,699	1,357,400
Ross Stores, Inc.	48,565	3,211,603
Staples, Inc.	147,770	1,601,827
Tiffany & Co.	25,358	2,542,139
TJX Cos., Inc.	160,063	8,507,348
Tractor Supply Co.	31,674	1,913,110
Urban Outfitters, Inc.*	23,344	790,428

		78,835,264

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	62,694	2,143,508
Fossil Group, Inc.*	10,900	1,139,268
Michael Kors Holdings Ltd.*	41,080	3,641,742
NIKE, Inc., Class B	168,584	13,073,689
PVH Corp.	18,799	2,191,963
Ralph Lauren Corp.	13,393	2,152,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Under Armour, Inc., Class A*	37,009	$2,201,666
VF Corp.	78,696	4,957,848

		31,501,805

Total Consumer Discretionary		471,318,214

Consumer Staples (7.1%)
Beverages (1.6%)
Brown-Forman Corp., Class B	37,040	3,488,057
Coca-Cola Co.	863,754	36,588,619
Coca-Cola Enterprises, Inc.	53,471	2,554,844
Constellation Brands, Inc., Class A*	38,566	3,398,822
Dr. Pepper Snapple Group, Inc.	44,911	2,630,886
Molson Coors Brewing Co., Class B	36,307	2,692,527
Monster Beverage Corp.*	30,923	2,196,461
PepsiCo, Inc.	346,440	30,950,950

		84,501,166

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	100,156	11,533,965
CVS Caremark Corp.	267,210	20,139,618
Kroger Co.	116,477	5,757,458
Safeway, Inc.	52,621	1,807,005
Sysco Corp.	133,578	5,002,496
Walgreen Co.	200,631	14,872,776
Wal-Mart Stores, Inc.	368,320	27,649,783
Whole Foods Market, Inc.	84,037	3,246,349

		90,009,450

Food Products (1.2%)
Archer-Daniels-Midland Co.	149,594	6,598,591
Campbell Soup Co.	40,884	1,872,896
ConAgra Foods, Inc.	96,234	2,856,225
General Mills, Inc.	140,452	7,379,348
Hershey Co.	34,129	3,323,141
Hormel Foods Corp.	30,778	1,518,894
J.M. Smucker Co.	23,693	2,524,963
Kellogg Co.	58,279	3,828,930
Keurig Green Mountain, Inc.	29,020	3,616,182
Kraft Foods Group, Inc.	136,033	8,155,179
McCormick & Co., Inc. (Non-Voting)	29,866	2,138,107
Mead Johnson Nutrition Co.	46,181	4,302,684
Mondelez International, Inc., Class A	386,573	14,539,011
Tyson Foods, Inc., Class A	62,893	2,361,003

		65,015,154

Household Products (1.4%)
Clorox Co.	29,403	2,687,434
Colgate-Palmolive Co.	198,719	13,548,662
Kimberly-Clark Corp.	86,118	9,578,044
Procter & Gamble Co.	618,353	48,596,362

		74,410,502

Personal Products (0.1%)
Avon Products, Inc.	99,264	1,450,247
Estee Lauder Cos., Inc., Class A	57,756	4,288,961

		5,739,208

Tobacco (1.1%)
Altria Group, Inc.	453,934	$19,037,992
Lorillard, Inc.	82,843	5,050,938
Philip Morris International, Inc.	359,447	30,304,976
Reynolds American, Inc.	71,101	4,290,945

		58,684,851

Total Consumer Staples		378,360,331

Energy (8.2%)
Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	99,625	7,417,081
Cameron International Corp.*	46,657	3,159,145
Diamond Offshore Drilling, Inc.	15,704	779,390
Ensco plc, Class A	53,403	2,967,605
FMC Technologies, Inc.*	53,720	3,280,680
Halliburton Co.	193,011	13,705,711
Helmerich & Payne, Inc.	24,711	2,869,194
Nabors Industries Ltd.	59,807	1,756,532
National Oilwell Varco, Inc.	98,042	8,073,759
Noble Corp. plc	58,090	1,949,500
Rowan Cos., plc, Class A	28,340	904,896
Schlumberger Ltd.	297,570	35,098,382
Transocean Ltd.	77,752	3,501,173

		85,463,048

Oil, Gas & Consumable Fuels (6.6%)
Anadarko Petroleum Corp.	115,411	12,634,042
Apache Corp.	88,157	8,870,357
Cabot Oil & Gas Corp.	95,406	3,257,161
Chesapeake Energy Corp.	115,696	3,595,832
Chevron Corp.	435,013	56,790,947
Cimarex Energy Co.	19,887	2,852,989
ConocoPhillips Co.	280,548	24,051,380
CONSOL Energy, Inc.	52,533	2,420,195
Denbury Resources, Inc.	80,460	1,485,292
Devon Energy Corp.	87,616	6,956,710
EOG Resources, Inc.	124,884	14,593,944
EQT Corp.	34,676	3,706,864
Exxon Mobil Corp.	981,351	98,802,419
Hess Corp.	60,331	5,966,133
Kinder Morgan, Inc.	152,675	5,535,995
Marathon Oil Corp.	154,538	6,169,157
Marathon Petroleum Corp.	65,977	5,150,824
Murphy Oil Corp.	38,572	2,564,267
Newfield Exploration Co.*	31,194	1,378,775
Noble Energy, Inc.	82,092	6,358,846
Occidental Petroleum Corp.	179,542	18,426,395
ONEOK, Inc.	47,498	3,233,664
Peabody Energy Corp.	61,851	1,011,264
Phillips 66	129,325	10,401,610
Pioneer Natural Resources Co.	32,688	7,512,029
QEP Resources, Inc.	41,143	1,419,434
Range Resources Corp.	38,539	3,350,966
Southwestern Energy Co.*	80,679	3,670,088
Spectra Energy Corp.	153,257	6,510,357
Tesoro Corp.	29,581	1,735,517
Valero Energy Corp.	121,938	6,109,094
Williams Cos., Inc.	168,736	9,822,123

		346,344,670

Total Energy		431,807,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (12.1%)
Banks (4.5%)
Bank of America Corp.	2,403,107	$36,935,755
BB&T Corp.	164,183	6,473,736
Citigroup, Inc.	694,179	32,695,831
Comerica, Inc.	41,463	2,079,784
Fifth Third Bancorp	194,347	4,149,308
Huntington Bancshares, Inc./Ohio	189,323	1,806,141
JPMorgan Chase & Co.	864,865	49,833,521
KeyCorp.	201,967	2,894,187
M&T Bank Corp.	30,046	3,727,206
PNC Financial Services Group, Inc.	122,057	10,869,176
Regions Financial Corp.	315,283	3,348,306
SunTrust Banks, Inc./Georgia	121,790	4,878,907
U.S. Bancorp/Minnesota	414,786	17,968,530
Wells Fargo & Co.	1,095,282	57,568,022
Zions Bancorp	42,303	1,246,669

		236,475,079

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	12,630	2,594,202
Ameriprise Financial, Inc.	43,390	5,206,800
Bank of New York Mellon Corp.	260,588	9,766,838
BlackRock, Inc.	28,572	9,131,611
Charles Schwab Corp.	267,591	7,206,226
E*TRADE Financial Corp.*	65,916	1,401,374
Franklin Resources, Inc.	91,868	5,313,645
Goldman Sachs Group, Inc.	95,044	15,914,167
Invesco Ltd.	98,868	3,732,267
Legg Mason, Inc.	23,522	1,206,914
Morgan Stanley	319,829	10,340,072
Northern Trust Corp.	50,775	3,260,263
State Street Corp.	98,437	6,620,873
T. Rowe Price Group, Inc.	60,037	5,067,723

		86,762,975

Consumer Finance (0.7%)
American Express Co.	208,039	19,736,660
Capital One Financial Corp.	130,613	10,788,634
Discover Financial Services	106,579	6,605,766
Navient Corp.	96,703	1,712,610

		38,843,670

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	411,442	52,072,099
CME Group, Inc./Illinois	72,127	5,117,411
Intercontinental Exchange, Inc.	26,300	4,968,070
Leucadia National Corp.	72,424	1,898,957
McGraw Hill Financial, Inc.	62,200	5,164,466
Moody’s Corp.	42,971	3,766,838
NASDAQ OMX Group, Inc.	26,905	1,039,071

		74,026,912

Insurance (2.2%)
ACE Ltd.	77,168	8,002,322
Aflac, Inc.	103,787	6,460,741
Allstate Corp.	99,202	5,825,141

American International Group, Inc.	330,613	$18,044,858
Aon plc	67,773	6,105,670
Assurant, Inc.	16,332	1,070,563
Chubb Corp.	55,884	5,150,828
Cincinnati Financial Corp.	33,627	1,615,441
Genworth Financial, Inc., Class A*	113,397	1,973,108
Hartford Financial Services Group, Inc.	102,756	3,679,692
Lincoln National Corp.	60,266	3,100,083
Loews Corp.	69,779	3,070,974
Marsh & McLennan Cos., Inc.	125,589	6,508,022
MetLife, Inc.	257,209	14,290,532
Principal Financial Group, Inc.	62,560	3,158,029
Progressive Corp.	124,459	3,156,280
Prudential Financial, Inc.	105,572	9,371,626
Torchmark Corp.	20,087	1,645,527
Travelers Cos., Inc.	79,421	7,471,133
Unum Group	58,870	2,046,321
XL Group plc	62,094	2,032,337

		113,779,228

Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	90,432	8,137,071
Apartment Investment & Management Co. (REIT), Class A	33,309	1,074,882
AvalonBay Communities, Inc. (REIT)	27,839	3,958,427
Boston Properties, Inc. (REIT)	34,971	4,132,873
Crown Castle International Corp. (REIT)	76,275	5,664,182
Equity Residential (REIT)	76,748	4,835,124
Essex Property Trust, Inc. (REIT)	14,284	2,641,255
General Growth Properties, Inc. (REIT)	119,140	2,806,938
HCP, Inc. (REIT)	104,701	4,332,527
Health Care REIT, Inc. (REIT)	69,799	4,374,303
Host Hotels & Resorts, Inc. (REIT)	172,963	3,806,916
Kimco Realty Corp. (REIT)	93,818	2,155,938
Macerich Co. (REIT)	32,148	2,145,879
Plum Creek Timber Co., Inc. (REIT)	40,465	1,824,972
Prologis, Inc. (REIT)	114,182	4,691,738
Public Storage (REIT)	33,118	5,674,769
Simon Property Group, Inc. (REIT)	71,001	11,806,046
Ventas, Inc. (REIT)	62,880	4,030,608
Vornado Realty Trust (REIT)	39,827	4,250,736
Weyerhaeuser Co. (REIT)	133,736	4,425,324

		86,770,508

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	63,728	2,041,845

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	108,925	1,070,733
People’s United Financial, Inc.	70,737	1,073,080

		2,143,813

Total Financials		640,844,030

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (10.0%)
Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc.*	45,198	$7,062,188
Amgen, Inc.	172,990	20,476,826
Biogen Idec, Inc.*	54,203	17,090,748
Celgene Corp.*	184,714	15,863,238
Gilead Sciences, Inc.*	350,926	29,095,275
Regeneron Pharmaceuticals, Inc.*	18,211	5,144,061
Vertex Pharmaceuticals, Inc.*	53,971	5,109,974

		99,842,310

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	343,260	14,039,334
Baxter International, Inc.	123,990	8,964,477
Becton, Dickinson and Co.	44,149	5,222,827
Boston Scientific Corp.*	302,237	3,859,566
C.R. Bard, Inc.	17,438	2,493,808
CareFusion Corp.*	47,453	2,104,541
Covidien plc	103,030	9,291,245
DENTSPLY International, Inc.	32,412	1,534,708
Edwards Lifesciences Corp.*	24,128	2,071,148
Intuitive Surgical, Inc.*	8,775	3,613,545
Medtronic, Inc.	228,284	14,555,388
St. Jude Medical, Inc.	64,947	4,497,580
Stryker Corp.	67,568	5,697,334
Varian Medical Systems, Inc.*	23,752	1,974,741
Zimmer Holdings, Inc.	38,365	3,984,589

		83,904,831

Health Care Providers & Services (1.5%)
Aetna, Inc.	81,693	6,623,668
AmerisourceBergen Corp.	51,632	3,751,581
Cardinal Health, Inc.	77,766	5,331,637
Cigna Corp.	61,410	5,647,878
DaVita HealthCare Partners, Inc.*	40,624	2,937,928
Express Scripts Holding Co.*	176,636	12,246,174
Humana, Inc.	35,369	4,517,329
Laboratory Corp. of America Holdings*	19,374	1,983,897
McKesson Corp.	52,689	9,811,219
Patterson Cos., Inc.	18,738	740,338
Quest Diagnostics, Inc.	33,014	1,937,592
Tenet Healthcare Corp.*	22,311	1,047,278
UnitedHealth Group, Inc.	223,936	18,306,768
WellPoint, Inc.	63,925	6,878,969

		81,762,256

Health Care Technology (0.1%)
Cerner Corp.*	67,477	3,480,464

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	76,152	4,374,171
PerkinElmer, Inc.	25,868	1,211,657
Thermo Fisher Scientific, Inc.	91,162	10,757,116
Waters Corp.*	19,397	2,025,823

		18,368,767

Pharmaceuticals (4.6%)
AbbVie, Inc.	363,352	20,507,587
Actavis plc*	39,863	8,891,442

Allergan, Inc.	67,995	$11,506,114
Bristol-Myers Squibb Co.	378,687	18,370,106
Eli Lilly and Co.	225,112	13,995,213
Forest Laboratories, Inc.*	54,815	5,426,685
Hospira, Inc.*	38,191	1,961,872
Johnson & Johnson	646,493	67,636,098
Merck & Co., Inc.	667,839	38,634,486
Mylan, Inc.*	85,400	4,403,224
Perrigo Co. plc	30,574	4,456,466
Pfizer, Inc.	1,457,633	43,262,547
Zoetis, Inc.	114,485	3,694,431

		242,746,271

Total Health Care		530,104,899

Industrials (7.9%)
Aerospace & Defense (2.0%)
Boeing Co.	153,321	19,507,031
General Dynamics Corp.	74,430	8,674,816
Honeywell International, Inc.	178,953	16,633,681
L-3 Communications Holdings, Inc.	19,704	2,379,258
Lockheed Martin Corp.	60,932	9,793,600
Northrop Grumman Corp.	48,947	5,855,530
Precision Castparts Corp.	33,080	8,349,392
Raytheon Co.	71,501	6,595,967
Rockwell Collins, Inc.	30,961	2,419,293
Textron, Inc.	63,830	2,444,051
United Technologies Corp.	192,727	22,250,332

		104,902,951

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	33,915	2,163,438
Expeditors International of Washington, Inc.	45,141	1,993,427
FedEx Corp.	63,477	9,609,148
United Parcel Service, Inc., Class B	161,088	16,537,294

		30,303,307

Airlines (0.2%)
Delta Air Lines, Inc.	193,760	7,502,387
Southwest Airlines Co.	158,161	4,248,205

		11,750,592

Building Products (0.1%)
Allegion plc	20,545	1,164,491
Masco Corp.	81,467	1,808,567

		2,973,058

Commercial Services & Supplies (0.4%)
ADT Corp.	39,867	1,392,953
Cintas Corp.	23,068	1,465,741
Iron Mountain, Inc.	39,033	1,383,720
Pitney Bowes, Inc.	46,337	1,279,828
Republic Services, Inc.	61,120	2,320,726
Stericycle, Inc.*	19,347	2,291,072
Tyco International Ltd.	105,405	4,806,468
Waste Management, Inc.	98,858	4,421,918

		19,362,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.1%)
Fluor Corp.	36,388	$2,798,237
Jacobs Engineering Group, Inc.*	30,221	1,610,175
Quanta Services, Inc.*	49,779	1,721,358

		6,129,770

Electrical Equipment (0.5%)
AMETEK, Inc.	56,052	2,930,398
Eaton Corp. plc	108,931	8,407,295
Emerson Electric Co.	160,357	10,641,290
Rockwell Automation, Inc.	31,636	3,959,562

		25,938,545

Industrial Conglomerates (1.8%)
3M Co.	142,049	20,347,099
Danaher Corp.	137,472	10,823,170
General Electric Co.	2,291,499	60,220,594
Roper Industries, Inc.	22,802	3,329,320

		94,720,183

Machinery (1.3%)
Caterpillar, Inc.	142,663	15,503,188
Cummins, Inc.	39,091	6,031,350
Deere & Co.	83,151	7,529,323
Dover Corp.	38,064	3,461,921
Flowserve Corp.	31,391	2,333,921
Illinois Tool Works, Inc.	86,759	7,596,618
Ingersoll-Rand plc	57,387	3,587,261
Joy Global, Inc.	22,818	1,405,133
PACCAR, Inc.	81,051	5,092,434
Pall Corp.	25,061	2,139,959
Parker Hannifin Corp.	34,033	4,278,969
Pentair plc	44,515	3,210,422
Snap-on, Inc.	13,307	1,577,146
Stanley Black & Decker, Inc.	35,660	3,131,661
Xylem, Inc.	42,069	1,644,057

		68,523,363

Professional Services (0.1%)
Dun & Bradstreet Corp.	8,475	933,945
Equifax, Inc.	27,883	2,022,633
Nielsen N.V.	69,266	3,353,167
Robert Half International, Inc.	31,426	1,500,277

		7,810,022

Road & Rail (0.7%)
CSX Corp.	229,507	7,071,111
Kansas City Southern	25,209	2,710,219
Norfolk Southern Corp.	70,757	7,290,094
Ryder System, Inc.	12,175	1,072,496
Union Pacific Corp.	207,012	20,649,447

		38,793,367

Trading Companies & Distributors (0.1%)
Fastenal Co.	62,388	3,087,582
W.W. Grainger, Inc.	13,916	3,538,421

		6,626,003

Total Industrials		417,833,587

Information Technology (14.1%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	1,170,686	$29,091,547
F5 Networks, Inc.*	17,303	1,928,246
Harris Corp.	24,322	1,842,392
Juniper Networks, Inc.*	108,254	2,656,553
Motorola Solutions, Inc.	51,698	3,441,536
QUALCOMM, Inc.	385,704	30,547,757

		69,508,031

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	35,926	3,461,111
Corning, Inc.	298,998	6,563,006
FLIR Systems, Inc.	32,357	1,123,759
Jabil Circuit, Inc.	42,355	885,219
TE Connectivity Ltd.	93,423	5,777,278

		17,810,373

Internet Software & Services (2.4%)
Akamai Technologies, Inc.*	40,651	2,482,150
eBay, Inc.*	260,682	13,049,741
Facebook, Inc., Class A*	392,920	26,439,587
Google, Inc., Class A*	64,736	37,849,197
Google, Inc., Class C*	64,735	37,240,751
VeriSign, Inc.*	28,269	1,379,810
Yahoo!, Inc.*	213,961	7,516,450

		125,957,686

IT Services (2.5%)
Accenture plc, Class A	144,687	11,696,497
Alliance Data Systems Corp.*	12,387	3,483,844
Automatic Data Processing, Inc.	110,166	8,733,961
Cognizant Technology Solutions Corp., Class A*	139,037	6,800,300
Computer Sciences Corp.	33,097	2,091,730
Fidelity National Information Services, Inc.	65,797	3,601,728
Fiserv, Inc.*	56,981	3,437,094
International Business Machines Corp.	217,431	39,413,717
MasterCard, Inc., Class A	229,641	16,871,724
Paychex, Inc.	73,972	3,074,276
Teradata Corp.*	36,075	1,450,215
Total System Services, Inc.	37,948	1,191,947
Visa, Inc., Class A	114,884	24,207,208
Western Union Co.	123,257	2,137,276
Xerox Corp.	249,762	3,107,039

		131,298,556

Semiconductors & Semiconductor Equipment (1.8%)
Altera Corp.	71,632	2,489,928
Analog Devices, Inc.	71,784	3,881,361
Applied Materials, Inc.	278,187	6,273,117
Avago Technologies Ltd.	57,519	4,145,394
Broadcom Corp., Class A	126,993	4,713,980
First Solar, Inc.*	16,242	1,154,157
Intel Corp.	1,137,547	35,150,202
KLA-Tencor Corp.	37,924	2,754,799
Lam Research Corp.	37,046	2,503,569
Linear Technology Corp.	54,052	2,544,228
Microchip Technology, Inc.	45,766	2,233,838

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Micron Technology, Inc.*	244,593	$8,059,339
NVIDIA Corp.	127,494	2,363,739
Texas Instruments, Inc.	246,635	11,786,687
Xilinx, Inc.	61,420	2,905,780

		92,960,118

Software (2.6%)
Adobe Systems, Inc.*	105,775	7,653,879
Autodesk, Inc.*	52,068	2,935,594
CA, Inc.	72,936	2,096,181
Citrix Systems, Inc.*	37,471	2,343,811
Electronic Arts, Inc.*	71,872	2,578,049
Intuit, Inc.	64,870	5,223,981
Microsoft Corp.	1,717,791	71,631,885
Oracle Corp.	784,614	31,800,405
Red Hat, Inc.*	43,264	2,391,201
Salesforce.com, Inc.*	129,081	7,497,024
Symantec Corp.	158,054	3,619,437

		139,771,447

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	1,377,895	128,047,782
EMC Corp.	467,834	12,322,748
Hewlett-Packard Co.	427,683	14,404,364
NetApp, Inc.	75,696	2,764,418
SanDisk Corp.	51,691	5,398,091
Seagate Technology plc	74,654	4,241,840
Western Digital Corp.	47,851	4,416,647

		171,595,890

Total Information Technology		748,902,101

Materials (2.6%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	48,507	6,238,970
Airgas, Inc.	15,278	1,663,927
CF Industries Holdings, Inc.	11,899	2,862,067
Dow Chemical Co.	275,179	14,160,711
E.I. du Pont de Nemours & Co.	209,882	13,734,678
Eastman Chemical Co.	34,352	3,000,647
Ecolab, Inc.	61,738	6,873,909
FMC Corp.	30,427	2,166,098
International Flavors & Fragrances, Inc.	18,574	1,936,897
LyondellBasell Industries N.V., Class A	95,208	9,297,061
Monsanto Co.	119,780	14,941,357
Mosaic Co.	73,955	3,657,075
PPG Industries, Inc.	31,594	6,639,479
Praxair, Inc.	66,939	8,892,177
Sherwin-Williams Co.	19,365	4,006,812
Sigma-Aldrich Corp.	27,193	2,759,546

		102,831,411

Construction Materials (0.0%)
Vulcan Materials Co.	29,887	1,905,296

Containers & Packaging (0.2%)
Avery Dennison Corp.	21,787	1,116,584
Ball Corp.	31,886	1,998,614
Bemis Co., Inc.	23,071	938,067

MeadWestvaco Corp.	38,399	$1,699,540
Owens-Illinois, Inc.*	37,716	1,306,482
Sealed Air Corp.	44,402	1,517,216

		8,576,503

Metals & Mining (0.4%)
Alcoa, Inc.	267,872	3,988,614
Allegheny Technologies, Inc.	24,806	1,118,751
Freeport-McMoRan Copper & Gold, Inc.	237,357	8,663,530
Newmont Mining Corp.	113,913	2,897,947
Nucor Corp.	72,770	3,583,922
United States Steel Corp.	33,013	859,659

		21,112,423

Paper & Forest Products (0.1%)
International Paper Co.	99,025	4,997,792

Total Materials		139,423,425

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	1,185,993	41,936,712
CenturyLink, Inc.	130,928	4,739,594
Frontier Communications Corp.	229,003	1,337,378
Verizon Communications, Inc.	946,315	46,303,193
Windstream Holdings, Inc.	137,697	1,371,462

Total Telecommunication Services		95,688,339

Utilities (2.4%)
Electric Utilities (1.4%)
American Electric Power Co., Inc.	111,531	6,220,084
Duke Energy Corp.	161,612	11,989,994
Edison International	74,449	4,326,231
Entergy Corp.	40,989	3,364,787
Exelon Corp.	196,226	7,158,324
FirstEnergy Corp.	95,950	3,331,384
NextEra Energy, Inc.	99,658	10,212,952
Northeast Utilities	72,203	3,413,036
Pepco Holdings, Inc.	57,356	1,576,143
Pinnacle West Capital Corp.	25,215	1,458,436
PPL Corp.	144,358	5,129,040
Southern Co.	203,560	9,237,553
Xcel Energy, Inc.	114,702	3,696,845

		71,114,809

Gas Utilities (0.0%)
AGL Resources, Inc.	27,249	1,499,513

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	150,819	2,345,235
NRG Energy, Inc.	77,060	2,866,632

		5,211,867

Multi-Utilities (0.9%)
Ameren Corp.	55,441	2,266,428
CenterPoint Energy, Inc.	98,196	2,507,926
CMS Energy Corp.	61,576	1,918,092
Consolidated Edison, Inc.	66,927	3,864,365
Dominion Resources, Inc.	132,904	9,505,294

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

DTE Energy Co.	40,449	$3,149,764
Integrys Energy Group, Inc.	18,230	1,296,700
NiSource, Inc.	71,949	2,830,474
PG&E Corp.	106,200	5,099,724
Public Service Enterprise Group, Inc.	115,607	4,715,609
SCANA Corp.	32,352	1,740,861
Sempra Energy	52,098	5,455,181
TECO Energy, Inc.	46,770	864,310
Wisconsin Energy Corp.	51,555	2,418,961

		47,633,689

Total Utilities		125,459,878

Total Common Stocks (75.1%) (Cost $2,936,009,532)		3,979,742,522

Total Investments Before Securities Sold Short (75.1%) (Cost $2,936,009,532)		3,979,742,522

SECURITIES SOLD SHORT:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Seventy Seven Energy, Inc.*	(8,264)	$(194,616)

Total Securities Sold Short (0.0%) (Proceeds Received $161,158)		(194,616)

Total Investments after Securities Sold Short (75.1%) (Cost $2,935,848,374)		3,979,547,906
Other Assets Less Liabilities (24.9%)		1,320,226,599

Net Assets (100%)		$5,299,774,505

*	Non-income producing.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	13,506	September-14	$1,312,175,454	$1,318,455,720	$6,280,266

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$471,318,214	$—	$—	$471,318,214
Consumer Staples	378,360,331	—	—	378,360,331
Energy	431,807,718	—	—	431,807,718
Financials	640,844,030	—	—	640,844,030
Health Care	530,104,899	—	—	530,104,899
Industrials	417,833,587	—	—	417,833,587
Information Technology	748,902,101	—	—	748,902,101
Materials	139,423,425	—	—	139,423,425
Telecommunication Services	95,688,339	—	—	95,688,339
Utilities	125,459,878	—	—	125,459,878
Futures	6,280,266	—	—	6,280,266

Total Assets	$3,986,022,788	$—	$—	$3,986,022,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Common Stocks
Energy	$(194,616)	$—	$—	$(194,616)

Total Liabilities	$(194,616)	$—	$—	$(194,616)

Total	$3,985,828,172	$—	$—	$3,985,828,172

(a)	A security with a market value of $3,488,057 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	6,280,266	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$6,280,266

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized
	depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized
	depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	109,516,702	—	—	109,516,702
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$109,516,702	$—	$—	$109,516,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(24,636,477)	—	—	(24,636,477)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(24,636,477)	$—	$—	$(24,636,477)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

This Portfolio held futures contracts with an average notional balance of approximately $1,285,828,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$6,280,266	(c)	$—	$—	$6,280,266

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$533,161,565
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,305,120

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,055,713,535
Aggregate gross unrealized depreciation	(11,597,595)

Net unrealized appreciation	$1,044,115,940

Federal income tax cost of investments	$2,935,626,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $2,936,009,532)	$3,979,742,522
Cash	1,193,100,564
Cash held as collateral at broker	61,126,000
Receivable for securities sold	62,410,515
Receivable from Separate Accounts for Trust shares sold	5,479,696
Dividends, interest and other receivables	4,329,432
Due from broker for futures variation margin	267,123
Other assets	57,669

Total assets	5,306,513,521

LIABILITIES
Payable for securities purchased	3,301,384
Investment management fees payable	1,922,282
Administrative fees payable	669,478
Payable to Separate Accounts for Trust shares redeemed	304,682
Securities sold short (Proceeds received $161,158)	194,616
Distribution fees payable – Class IB	40,790
Trustees’ fees payable	7,785
Accrued expenses	297,999

Total liabilities	6,739,016

NET ASSETS	$5,299,774,505

Net assets were comprised of:
Paid in capital	$4,081,260,097
Accumulated undistributed net investment income (loss)	22,986,884
Accumulated undistributed net realized gain (loss) on investments, securities sold short and futures	145,547,726
Net unrealized appreciation (depreciation) on investments, securities sold short and futures .	1,049,979,798

Net assets	$5,299,774,505

Class IA
Net asset value, offering and redemption price per share, $1,946 / 102 shares outstanding (unlimited amount authorized: $0.01 par value)†	$19.03

Class IB
Net asset value, offering and redemption price per share, $199,078,893 / 10,535,012 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.90

Class K
Net asset value, offering and redemption price per share, $5,100,693,666 / 267,832,045 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.04

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,042 foreign withholding tax)	$36,745,314
Interest	625,584

Total income	37,370,898

EXPENSES
Investment management fees	10,706,643
Administrative fees	3,647,207
Distribution fees – Class IB	239,249
Printing and mailing expenses	233,403
Professional fees	65,149
Trustees’ fees	61,697
Custodian fees	34,999
Distribution fees – Class IA	2
Miscellaneous	39,229

Total expenses	15,027,578

NET INVESTMENT INCOME (LOSS)	22,343,320

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	3,867,436
Futures	109,516,702
Securities sold short	33,489

Net realized gain (loss)	113,417,627

Change in unrealized appreciation (depreciation) on:
Investments	222,797,179
Futures	(24,636,477)
Securities sold short	(33,458)

Net change in unrealized appreciation (depreciation)	198,127,244

NET REALIZED AND UNREALIZED GAIN (LOSS)	311,544,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$333,888,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,343,320	$29,298,617
Net realized gain (loss) on investments, securities sold short and futures	113,417,627	304,182,513
Net change in unrealized appreciation (depreciation) on investments, securities sold short and futures	198,127,244	617,494,213

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	333,888,191	950,975,343

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(7)
Class IB	—	(799,418)
Class K	—	(28,082,369)

	—	(28,881,794)

Distributions from net realized capital gains
Class IA	—	(117)
Class IB	—	(12,716,862)
Class K	—	(276,182,980)

	—	(288,899,959)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(317,781,753)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7 shares, respectively ]	—	124
Capital shares repurchased [ 0 and (10,630) shares, respectively ]	—	(164,971)

Total Class IA transactions	—	(164,847)

Class IB
Capital shares sold [ 601,042 and 1,862,788 shares, respectively ]	10,780,498	30,969,426
Capital shares issued in reinvestment of dividends and distributions [ 0 and 780,056 shares, respectively ]	—	13,516,280
Capital shares repurchased [ (1,075,532) and (2,638,338) shares, respectively ]	(19,319,461)	(44,395,895)

Total Class IB transactions	(8,538,963)	89,811

Class K
Capital shares sold [ 34,735,350 and 72,865,878 shares, respectively ]	628,433,020	1,236,164,123
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,440,772 shares,respectively ]	—	304,265,349
Capital shares repurchased [ (12,572,705) and (17,538,030) shares, respectively ]	(232,253,459)	(288,890,296)

Total Class K transactions	396,179,561	1,251,539,176

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	387,640,598	1,251,464,140

TOTAL INCREASE (DECREASE) IN NET ASSETS	721,528,789	1,884,657,730
NET ASSETS:
Beginning of period	4,578,245,716	2,693,587,986

End of period (a)	$5,299,774,505	$4,578,245,716

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$22,986,884	$643,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,				May 27, 2009* to December 31, 2009
Class IA		2013	2012	2011	2010
Net asset value, beginning of period	$17.85	$14.65	$13.00	$13.76	$12.51	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.05 (e)	0.10 (e)	0.12 (e)	0.11 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and futures	1.12	4.46	1.82	(0.61)	1.51	2.47

Total from investment operations	1.18	4.51	1.92	(0.49)	1.62	2.53

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)	(0.09)	(0.07)	(0.02)
Distributions from net realized gains	—	(1.23)	(0.19)	(0.18)	(0.30)	—

Total dividends and distributions	—	(1.31)	(0.27)	(0.27)	(0.37)	(0.02)

Net asset value, end of period	$19.03	$17.85	$14.65	$13.00	$13.76	$12.51

Total return (b)	6.61%	31.01%	14.81%	(3.43)%	13.09%	25.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2	$2	$157	$137	$984,788	$227,658
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.85%	0.87%	0.88%	0.61%	0.63%	0.69%
Before waivers and reimbursements (a)	0.85%	0.87%	0.88%	0.62%	0.64%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.69%	0.31%	0.71%	0.82%	0.88%	0.85%
Before waivers and reimbursements (a)	0.69%	0.31%	0.71%	0.80%	0.87%	0.70%
Portfolio turnover rate (z)	1%	4%	3%	2%	1%	6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,					October 29, 2009* to December 31, 2009
Class IB		2013	2012	2011	2010
Net asset value, beginning of period	$17.73	$14.56	$12.92	$13.69	$12.43		$11.71

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.10 (e)	0.10 (e)	0.09 (e)	0.09	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, securities sold short and futures	1.11	4.38	1.81	(0.62)	1.51		0.72

Total from investment operations	1.17	4.48	1.91	(0.53)	1.60		0.74

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)	(0.06)	(0.04)		(0.02)
Distributions from net realized gains	—	(1.23)	(0.19)	(0.18)	(0.30)		—

Total dividends and distributions	—	(1.31)	(0.27)	(0.24)	(0.34)		(0.02)

Net asset value, end of period	$18.90	$17.73	$14.56	$12.92	$13.69		$12.43

Total return (b)	6.60%	31.00%	14.82%	(3.77)%	12.97%		6.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$199,079	$195,146	$160,258	$110,368	$53,305		$270
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.86%	0.87%	0.88%	0.86%	0.88	%(c)	0.94	%(c)
Before waivers and reimbursements (a)	0.86%	0.87%	0.88%	0.87%	0.89	%(c)	1.10	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.68%	0.58%	0.71%	0.65%	0.69%		0.81%
Before waivers and reimbursements (a)	0.68%	0.58%	0.71%	0.64%	0.67%		0.78%
Portfolio turnover rate (z)	1%	4%	3%	2%	1%		6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$17.84	$14.65	$13.00	$12.54

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.14 (e)	0.14 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and futures	1.12	4.40	1.82	0.50

Total from investment operations	1.20	4.54	1.96	0.55

Less distributions:
Dividends from net investment income	—	(0.12)	(0.12)	(0.09)
Distributions from net realized gains	—	(1.23)	(0.19)	—

Total dividends and distributions	—	(1.35)	(0.31)	(0.09)

Net asset value, end of period	$19.04	$17.84	$14.65	$13.00

Total return (b)	6.73%	31.26%	15.10%	4.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,100,694	$4,383,098	$2,533,172	$1,674,676
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.61%	0.62%	0.63%	0.62%
Before waivers and reimbursements (a)	0.61%	0.62%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.93%	0.84%	0.96%	1.01%
Before waivers and reimbursements (a)	0.93%	0.84%	0.96%	1.01%
Portfolio turnover rate (z)	1%	4%	3%	2%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	18.1%
Industrials	14.1
Information Technology	13.5
Consumer Discretionary	10.8
Health Care	7.9
Materials	6.3
Energy	4.3
Utilities	4.0
Consumer Staples	2.9
Telecommunication Services	0.4
Cash and Other	17.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,070.80	$4.51
Hypothetical (5% average return before expenses)	1,000.00	1,020.44	4.40
Class IB
Actual	1,000.00	1,070.70	4.53
Hypothetical (5% average return before expenses)	1,000.00	1,020.42	4.42
Class K
Actual	1,000.00	1,071.70	3.25
Hypothetical (5% average return before expenses)	1,000.00	1,021.66	3.17

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.88%, 0.88% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.2%)
Gentex Corp.	47,305	$1,376,102

Automobiles (0.1%)
Thor Industries, Inc.	14,525	826,037

Distributors (0.4%)
LKQ Corp.*	97,823	2,610,896

Diversified Consumer Services (0.7%)
Apollo Education Group, Inc.*	32,162	1,005,063
DeVry Education Group, Inc.	18,538	784,899
Service Corp. International	69,227	1,434,383
Sotheby’s, Inc.	22,329	937,595

		4,161,940

Hotels, Restaurants & Leisure (1.3%)
Bally Technologies, Inc.*	12,740	837,273
Brinker International, Inc.	21,039	1,023,548
Cheesecake Factory, Inc.	14,884	690,915
Domino’s Pizza, Inc.	18,015	1,316,716
International Game Technology	80,006	1,272,896
International Speedway Corp., Class A	9,028	300,452
Life Time Fitness, Inc.*	12,180	593,653
Panera Bread Co., Class A*	8,452	1,266,363
Wendy’s Co.	85,693	730,961

		8,032,777

Household Durables (1.4%)
Jarden Corp.*	38,885	2,307,825
KB Home	29,212	545,680
M.D.C. Holdings, Inc.	12,660	383,471
NVR, Inc.*	1,317	1,515,340
Tempur Sealy International, Inc.*	19,714	1,176,926
Toll Brothers, Inc.*	51,858	1,913,560
Tupperware Brands Corp.	16,357	1,369,081

		9,211,883

Internet & Catalog Retail (0.1%)
HSN, Inc.	10,881	644,590

Leisure Products (0.6%)
Brunswick Corp.	30,063	1,266,554
Polaris Industries, Inc.	21,352	2,780,885

		4,047,439

Media (1.3%)
AMC Networks, Inc., Class A*	19,144	1,177,165
Cinemark Holdings, Inc.	33,763	1,193,860
DreamWorks Animation SKG, Inc., Class A*	23,352	543,167
John Wiley & Sons, Inc., Class A	15,189	920,301
Lamar Advertising Co., Class A	21,288	1,128,264
Live Nation Entertainment, Inc.*	46,149	1,139,419
Meredith Corp.	11,987	579,691
New York Times Co., Class A	40,965	623,078
Time, Inc.*	36,197	876,691

		8,181,636

Multiline Retail (0.3%)
Big Lots, Inc.*	17,968	$821,138
J.C. Penney Co., Inc.*	98,097	887,778

		1,708,916

Specialty Retail (3.3%)
Aaron’s, Inc.	23,432	835,116
Abercrombie & Fitch Co., Class A	23,603	1,020,830
Advance Auto Parts, Inc.	23,641	3,189,644
American Eagle Outfitters, Inc.	55,520	622,934
ANN, Inc.*	15,198	625,246
Ascena Retail Group, Inc.*	41,962	717,550
Cabela’s, Inc.*	15,203	948,667
Chico’s FAS, Inc.	49,637	841,843
CST Brands, Inc.	24,530	846,285
Dick’s Sporting Goods, Inc.	32,178	1,498,208
Foot Locker, Inc.	47,232	2,395,607
Guess?, Inc.	19,375	523,125
Murphy USA, Inc.*	14,412	704,603
Office Depot, Inc.*	157,837	898,093
Rent-A-Center, Inc.	17,144	491,690
Signet Jewelers Ltd.	25,990	2,874,234
Williams-Sonoma, Inc.	28,372	2,036,542

		21,070,217

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	17,409	1,200,003
Deckers Outdoor Corp.*	11,231	969,572
Hanesbrands, Inc.	32,268	3,176,462
Kate Spade & Co.*	41,023	1,564,617

		6,910,654

Total Consumer Discretionary		68,783,087

Consumer Staples (2.9%)
Food & Staples Retailing (0.2%)
SUPERVALU, Inc.*	64,210	527,806
United Natural Foods, Inc.*	16,093	1,047,655

		1,575,461

Food Products (1.7%)
Dean Foods Co.	30,277	532,573
Flowers Foods, Inc.	56,992	1,201,391
Hain Celestial Group, Inc.*	16,247	1,441,759
Hillshire Brands Co.	39,758	2,476,923
Ingredion, Inc.	24,174	1,814,017
Lancaster Colony Corp.	6,300	599,508
Post Holdings, Inc.*	14,262	726,078
Tootsie Roll Industries, Inc.	6,693	197,042
WhiteWave Foods Co.*	56,359	1,824,341

		10,813,632

Household Products (0.9%)
Church & Dwight Co., Inc.	44,023	3,079,409
Energizer Holdings, Inc.	19,976	2,437,671

		5,517,080

Tobacco (0.1%)
Universal Corp.	7,489	414,516

Total Consumer Staples		18,320,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Energy (4.3%)
Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.*	18,764	$984,735
CARBO Ceramics, Inc.	6,444	993,149
Dresser-Rand Group, Inc.*	24,791	1,579,930
Dril-Quip, Inc.*	13,189	1,440,766
Helix Energy Solutions Group, Inc.*	31,793	836,474
Oceaneering International, Inc.	34,976	2,732,675
Oil States International, Inc.*	17,185	1,101,387
Patterson-UTI Energy, Inc.	46,840	1,636,590
Superior Energy Services, Inc.	50,724	1,833,165
Tidewater, Inc.	16,071	902,387
Unit Corp.*	14,310	984,957

		15,026,215

Oil, Gas & Consumable Fuels (2.0%)
Bill Barrett Corp.*	16,143	432,309
Energen Corp.	23,589	2,096,590
Gulfport Energy Corp.*	27,690	1,738,932
HollyFrontier Corp.	64,380	2,812,762
Rosetta Resources, Inc.*	19,923	1,092,777
SM Energy Co.	21,736	1,827,998
World Fuel Services Corp.	23,340	1,149,028
WPX Energy, Inc.*	65,533	1,566,894

		12,717,290

Total Energy		27,743,505

Financials (18.1%)
Banks (4.0%)
Associated Banc-Corp	51,649	933,814
BancorpSouth, Inc.	27,423	673,783
Bank of Hawaii Corp.	14,391	844,608
Cathay General Bancorp	24,032	614,258
City National Corp./California	15,504	1,174,583
Commerce Bancshares, Inc./Missouri	26,207	1,218,625
Cullen/Frost Bankers, Inc.	17,180	1,364,436
East West Bancorp, Inc.	46,480	1,626,335
First Horizon National Corp.	76,734	910,065
First Niagara Financial Group, Inc.	114,784	1,003,212
FirstMerit Corp.	53,622	1,059,035
Fulton Financial Corp.	61,209	758,380
Hancock Holding Co.	26,688	942,620
International Bancshares Corp.	18,438	497,826
PacWest Bancorp	30,889	1,333,478
Prosperity Bancshares, Inc.	19,445	1,217,257
Signature Bank/New York*	16,205	2,044,747
SVB Financial Group*	16,152	1,883,646
Synovus Financial Corp.	45,067	1,098,733
TCF Financial Corp.	54,048	884,766
Trustmark Corp.	21,895	540,588
Umpqua Holdings Corp.	55,581	996,012
Valley National Bancorp	65,056	644,705
Webster Financial Corp.	29,294	923,933
Westamerica Bancorp	8,516	445,216

		25,634,661

Capital Markets (1.3%)
Eaton Vance Corp.	39,103	$1,477,702
Federated Investors, Inc., Class B	30,680	948,626
Janus Capital Group, Inc.	48,636	606,977
Raymond James Financial, Inc.	40,237	2,041,223
SEI Investments Co.	46,063	1,509,485
Waddell & Reed Financial, Inc., Class A	27,626	1,729,111

		8,313,124

Consumer Finance (0.2%)
SLM Corp.	136,944	1,138,005

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	27,851	1,370,548
MSCI, Inc.*	37,829	1,734,459

		3,105,007

Insurance (3.8%)
Alleghany Corp.*	5,333	2,336,494
American Financial Group, Inc./Ohio	23,218	1,382,864
Arthur J. Gallagher & Co.	50,912	2,372,499
Aspen Insurance Holdings Ltd.	21,220	963,812
Brown & Brown, Inc.	38,506	1,182,519
Everest Reinsurance Group Ltd.	14,935	2,396,918
First American Financial Corp.	34,648	962,868
Hanover Insurance Group, Inc.	14,290	902,414
HCC Insurance Holdings, Inc.	32,384	1,584,873
Kemper Corp.	16,491	607,858
Mercury General Corp.	10,403	489,357
Old Republic International Corp.	78,558	1,299,349
Primerica, Inc.	17,626	843,404
Protective Life Corp.	25,557	1,771,867
Reinsurance Group of America, Inc.	22,375	1,765,388
RenaissanceReinsurance Holdings Ltd.	13,134	1,405,338
StanCorp Financial Group, Inc.	14,186	907,904
W. R. Berkley Corp.	33,495	1,551,154

		24,726,880

Real Estate Investment Trusts (REITs) (7.4%)
Alexandria Real Estate Equities, Inc. (REIT)	23,224	1,803,111
American Campus Communities, Inc. (REIT)	34,013	1,300,657
BioMed Realty Trust, Inc. (REIT)	62,411	1,362,432
Camden Property Trust (REIT)	27,733	1,973,203
Corporate Office Properties Trust/Maryland (REIT)	28,420	790,360
Corrections Corp. of America (REIT)	37,730	1,239,430
Duke Realty Corp. (REIT)	106,794	1,939,379
Equity One, Inc. (REIT)	20,523	484,138
Extra Space Storage, Inc. (REIT)	35,700	1,901,025
Federal Realty Investment Trust (REIT)	21,801	2,636,177
Highwoods Properties, Inc. (REIT)	29,221	1,225,821
Home Properties, Inc. (REIT)	18,525	1,184,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Hospitality Properties Trust (REIT)	48,503	$1,474,491
Kilroy Realty Corp. (REIT)	26,651	1,659,824
LaSalle Hotel Properties (REIT)	33,958	1,198,378
Liberty Property Trust (REIT)	47,873	1,815,823
Mack-Cali Realty Corp. (REIT)	28,773	618,044
Mid-America Apartment Communities, Inc. (REIT)	24,313	1,776,065
National Retail Properties, Inc. (REIT)	39,936	1,485,220
Omega Healthcare Investors, Inc. (REIT)	40,860	1,506,100
Potlatch Corp. (REIT)	13,178	545,569
Rayonier, Inc. (REIT)	40,989	1,457,159
Realty Income Corp. (REIT)	71,755	3,187,357
Regency Centers Corp. (REIT)	29,933	1,666,669
Senior Housing Properties Trust (REIT)	65,988	1,602,849
SL Green Realty Corp. (REIT)	30,505	3,337,552
Taubman Centers, Inc. (REIT)	20,492	1,553,499
UDR, Inc. (REIT)	81,486	2,332,944
Washington Prime Group, Inc. (REIT)*	50,313	942,866
Weingarten Realty Investors (REIT)	36,443	1,196,788

		47,197,789

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	13,919	576,942
Jones Lang LaSalle, Inc.	14,445	1,825,704

		2,402,646

Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	27,462	369,364
New York Community Bancorp, Inc.	143,458	2,292,459
Washington Federal, Inc.	32,822	736,197

		3,398,020

Total Financials		115,916,132

Health Care (7.9%)
Biotechnology (0.5%)
Cubist Pharmaceuticals, Inc.*	24,410	1,704,306
United Therapeutics Corp.*	14,295	1,264,965

		2,969,271

Health Care Equipment & Supplies (2.4%)
Align Technology, Inc.*	23,293	1,305,340
Cooper Cos., Inc.	15,537	2,105,730
Hill-Rom Holdings, Inc.	18,535	769,388
Hologic, Inc.*	89,551	2,270,118
IDEXX Laboratories, Inc.*	16,618	2,219,666
ResMed, Inc.	45,455	2,301,387
Sirona Dental Systems, Inc.*	17,943	1,479,580
STERIS Corp.	19,163	1,024,837
Teleflex, Inc.	13,411	1,416,201
Thoratec Corp.*	18,462	643,585

		15,535,832

Health Care Providers & Services (2.6%)
Community Health Systems, Inc.*	37,362	$1,695,114
Health Net, Inc.*	26,010	1,080,455
Henry Schein, Inc.*	27,661	3,282,531
LifePoint Hospitals, Inc.*	14,426	895,855
MEDNAX, Inc.*	32,193	1,872,023
Omnicare, Inc.	32,076	2,135,299
Owens & Minor, Inc.	20,471	695,605
Universal Health Services, Inc., Class B	29,131	2,789,584
VCA, Inc.*	28,637	1,004,872
WellCare Health Plans, Inc.*	14,168	1,057,783

		16,509,121

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	51,822	831,743
HMS Holdings Corp.*	28,459	580,848

		1,412,591

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	6,544	783,382
Charles River Laboratories International, Inc.*	15,689	839,675
Covance, Inc.*	18,612	1,592,815
Mettler-Toledo International, Inc.*	9,465	2,396,349
Techne Corp.	10,798	999,571

		6,611,792

Pharmaceuticals (1.1%)
Endo International plc*	45,393	3,178,418
Mallinckrodt plc*	18,957	1,516,939
Salix Pharmaceuticals Ltd.*	20,550	2,534,843

		7,230,200

Total Health Care		50,268,807

Industrials (14.1%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.	10,328	1,383,126
B/E Aerospace, Inc.*	32,060	2,965,229
Esterline Technologies Corp.*	10,366	1,193,334
Exelis, Inc.	61,473	1,043,812
Huntington Ingalls Industries, Inc.	15,919	1,505,778
Triumph Group, Inc.	16,893	1,179,469

		9,270,748

Airlines (0.5%)
Alaska Air Group, Inc.	22,272	2,116,954
JetBlue Airways Corp.*	74,139	804,408

		2,921,362

Building Products (0.7%)
A.O. Smith Corp.	24,653	1,222,296
Fortune Brands Home & Security, Inc.	53,817	2,148,913
Lennox International, Inc.	14,659	1,313,006

		4,684,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (1.5%)
Civeo Corp.*	34,371	$860,306
Clean Harbors, Inc.*	17,931	1,152,067
Copart, Inc.*	36,371	1,307,901
Deluxe Corp.	16,213	949,758
Herman Miller, Inc.	19,227	581,425
HNI Corp.	14,640	572,570
MSA Safety, Inc.	10,304	592,274
R.R. Donnelley & Sons Co.	64,727	1,097,770
Rollins, Inc.	20,820	624,600
Waste Connections, Inc.	40,175	1,950,496

		9,689,167

Construction & Engineering (0.6%)
AECOM Technology Corp.*	32,186	1,036,389
Granite Construction, Inc.	11,814	425,068
KBR, Inc.	47,677	1,137,096
URS Corp.	22,339	1,024,243

		3,622,796

Electrical Equipment (0.8%)
Acuity Brands, Inc.	14,005	1,936,191
Hubbell, Inc., Class B	17,453	2,149,337
Regal-Beloit Corp.	14,633	1,149,569

		5,235,097

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	20,772	1,799,271

Machinery (4.6%)
AGCO Corp.	28,316	1,591,925
CLARCOR, Inc.	16,351	1,011,309
Crane Co.	16,027	1,191,768
Donaldson Co., Inc.	42,600	1,802,832
Graco, Inc.	19,634	1,533,023
Harsco Corp.	26,199	697,679
IDEX Corp.	26,113	2,108,364
ITT Corp.	29,729	1,429,965
Kennametal, Inc.	25,474	1,178,937
Lincoln Electric Holdings, Inc.	26,051	1,820,444
Nordson Corp.	19,384	1,554,403
Oshkosh Corp.	27,535	1,529,019
SPX Corp.	14,192	1,535,716
Terex Corp.	35,727	1,468,380
Timken Co.	24,828	1,684,331
Trinity Industries, Inc.	50,090	2,189,935
Valmont Industries, Inc.	8,715	1,324,244
Wabtec Corp.	31,256	2,581,433
Woodward, Inc.	19,114	959,140

		29,192,847

Marine (0.3%)
Kirby Corp.*	18,468	2,163,342

Professional Services (0.9%)
Corporate Executive Board Co.	10,966	748,101
FTI Consulting, Inc.*	13,266	501,720
Manpowergroup, Inc.	25,805	2,189,554
Towers Watson & Co., Class A	20,722	2,159,854

		5,599,229

Road & Rail (1.2%)
Con-way, Inc.	18,506	$932,887
Genesee & Wyoming, Inc., Class A*	16,534	1,736,070
J.B. Hunt Transport Services, Inc.	29,642	2,186,987
Landstar System, Inc.	14,561	931,904
Old Dominion Freight Line, Inc.*	22,626	1,440,824
Werner Enterprises, Inc.	14,736	390,651

		7,619,323

Trading Companies & Distributors (1.2%)
GATX Corp.	14,931	999,481
MSC Industrial Direct Co., Inc., Class A	15,355	1,468,552
NOW, Inc.*	34,788	1,259,673
United Rentals, Inc.*	31,519	3,300,985
Watsco, Inc.	8,847	909,118

		7,937,809

Total Industrials		89,735,206

Information Technology (13.5%)
Communications Equipment (1.0%)
ADTRAN, Inc.	18,263	412,013
ARRIS Group, Inc.*	38,647	1,257,187
Ciena Corp.*	34,075	738,065
InterDigital, Inc.	13,129	627,566
JDS Uniphase Corp.*	76,129	949,329
Plantronics, Inc.	13,782	662,225
Polycom, Inc.*	44,845	561,908
Riverbed Technology, Inc.*	52,061	1,074,018

		6,282,311

Electronic Equipment, Instruments & Components (2.5%)
Arrow Electronics, Inc.*	32,273	1,949,612
Avnet, Inc.	44,857	1,987,614
Belden, Inc.	14,228	1,112,060
FEI Co.	13,701	1,243,092
Ingram Micro, Inc., Class A*	50,316	1,469,730
Itron, Inc.*	12,767	517,702
Knowles Corp.*	27,582	847,871
National Instruments Corp.	31,907	1,033,468
Tech Data Corp.*	12,406	775,623
Trimble Navigation Ltd.*	84,534	3,123,531
Vishay Intertechnology, Inc.	44,019	681,854
Zebra Technologies Corp., Class A*	16,369	1,347,496

		16,089,653

Internet Software & Services (1.0%)
AOL, Inc.*	25,926	1,031,595
Conversant, Inc.*	20,399	518,135
Equinix, Inc.*	16,144	3,391,693
Rackspace Hosting, Inc.*	37,768	1,271,271

		6,212,694

IT Services (2.2%)
Acxiom Corp.*	24,983	541,881
Broadridge Financial Solutions, Inc.	39,116	1,628,790
Convergys Corp.	32,926	705,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

CoreLogic, Inc.*	29,789	$904,394
DST Systems, Inc.	11,327	1,044,010
Gartner, Inc.*	29,225	2,060,947
Global Payments, Inc.	23,279	1,695,875
Jack Henry & Associates, Inc.	27,388	1,627,669
Leidos Holdings, Inc.	20,587	789,306
NeuStar, Inc., Class A*	10,582	275,344
Science Applications International Corp.	13,212	583,442
VeriFone Systems, Inc.*	36,221	1,331,122
WEX, Inc.*	12,552	1,317,583

		14,506,296

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	210,083	880,248
Atmel Corp.*	136,353	1,277,628
Cree, Inc.*	39,521	1,974,074
Cypress Semiconductor Corp.*	47,111	513,981
Fairchild Semiconductor International, Inc.*	40,541	632,440
Integrated Device Technology, Inc.*	44,006	680,333
International Rectifier Corp.*	23,128	645,271
Intersil Corp., Class A	41,791	624,775
RF Micro Devices, Inc.*	92,808	890,029
Semtech Corp.*	21,792	569,861
Silicon Laboratories, Inc.*	12,974	638,969
Skyworks Solutions, Inc.	61,436	2,885,034
SunEdison, Inc.*	79,771	1,802,825
Teradyne, Inc.	62,985	1,234,506

		15,249,974

Software (3.5%)
ACI Worldwide, Inc.*	12,284	685,816
Advent Software, Inc.	13,208	430,185
ANSYS, Inc.*	30,031	2,276,950
Cadence Design Systems, Inc.*	93,848	1,641,402
CommVault Systems, Inc.*	14,367	706,425
Compuware Corp.	71,279	712,077
Concur Technologies, Inc.*	15,490	1,445,837
FactSet Research Systems, Inc.	12,754	1,534,051
Fair Isaac Corp.	11,101	707,800
Fortinet, Inc.*	44,419	1,116,249
Informatica Corp.*	35,596	1,268,997
Mentor Graphics Corp.	31,364	676,521
MICROS Systems, Inc.*	24,235	1,645,556
PTC, Inc.*	38,455	1,492,054
Rovi Corp.*	30,684	735,189
SolarWinds, Inc.*	21,276	822,530
Solera Holdings, Inc.	22,285	1,496,438
Synopsys, Inc.*	50,152	1,946,901
TIBCO Software, Inc.*	49,606	1,000,553

		22,341,531

Technology Hardware, Storage & Peripherals (0.9%)
3D Systems Corp.*	33,135	1,981,473
Diebold, Inc.	20,954	841,722
Lexmark International, Inc., Class A	20,195	972,591
NCR Corp.*	54,421	1,909,633

		5,705,419

Total Information Technology		86,387,878

Materials (6.3%)
Chemicals (2.7%)
Albemarle Corp.	25,783	$1,843,484
Ashland, Inc.	23,488	2,554,085
Cabot Corp.	19,446	1,127,673
Cytec Industries, Inc.	11,626	1,225,613
Minerals Technologies, Inc.	11,189	733,775
NewMarket Corp.	3,584	1,405,322
Olin Corp.	25,592	688,937
PolyOne Corp.	30,488	1,284,764
Rayonier Advanced Materials, Inc.*	13,663	529,436
RPM International, Inc.	43,187	1,994,376
Scotts Miracle-Gro Co., Class A	14,094	801,385
Sensient Technologies Corp.	16,021	892,690
Valspar Corp.	25,156	1,916,636

		16,998,176

Construction Materials (0.6%)
Eagle Materials, Inc.	16,224	1,529,599
Martin Marietta Materials, Inc.	14,987	1,979,033

		3,508,632

Containers & Packaging (1.4%)
AptarGroup, Inc.	21,220	1,421,952
Greif, Inc., Class A	9,884	539,271
Packaging Corp. of America	31,864	2,277,957
Rock-Tenn Co., Class A	23,260	2,456,024
Silgan Holdings, Inc.	14,229	723,118
Sonoco Products Co.	33,056	1,452,150

		8,870,472

Metals & Mining (1.4%)
Carpenter Technology Corp.	17,217	1,088,975
Cliffs Natural Resources, Inc.	49,703	748,030
Commercial Metals Co.	38,206	661,346
Compass Minerals International, Inc.	10,875	1,041,173
Reliance Steel & Aluminum Co.	25,189	1,856,681
Royal Gold, Inc.	21,046	1,602,022
Steel Dynamics, Inc.	72,422	1,299,975
Worthington Industries, Inc.	16,859	725,611

		9,023,813

Paper & Forest Products (0.2%)
Domtar Corp.	21,048	901,906
Louisiana-Pacific Corp.*	45,796	687,856

		1,589,762

Total Materials		39,990,855

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	44,676	1,800,890

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	32,103	838,209

Total Telecommunication Services		2,639,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (4.0%)
Electric Utilities (1.4%)
Cleco Corp.	19,551	$1,152,532
Great Plains Energy, Inc.	49,846	1,339,362
Hawaiian Electric Industries, Inc.	32,920	833,534
IDACORP, Inc.	16,316	943,554
OGE Energy Corp.	64,537	2,522,106
PNM Resources, Inc.	25,844	758,005
Westar Energy, Inc.	41,785	1,595,769

		9,144,862

Gas Utilities (1.3%)
Atmos Energy Corp.	32,475	1,734,165
National Fuel Gas Co.	27,227	2,131,874
ONE Gas, Inc.	16,868	636,767
Questar Corp.	56,783	1,408,218
UGI Corp.	37,301	1,883,701
WGL Holdings, Inc.	16,841	725,847

		8,520,572

Multi-Utilities (1.0%)
Alliant Energy Corp.	35,955	$2,188,221
Black Hills Corp.	14,477	888,743
MDU Resources Group, Inc.	62,099	2,179,675
Vectren Corp.	26,742	1,136,535

		6,393,174

Water Utilities (0.3%)
Aqua America, Inc.	57,400	1,505,028

Total Utilities		25,563,636

Total Investments (82.3%) (Cost $423,606,969)		525,348,894
Other Assets Less Liabilities (17.7%)		113,217,091

Net Assets (100%)		$638,565,985

*	Non-income producing.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	795	September-14	$111,769,783	$113,629,350	$1,859,567

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$68,783,087	$—	$—	$68,783,087
Consumer Staples	18,320,689	—	—	18,320,689
Energy	27,743,505	—	—	27,743,505
Financials	115,916,132	—	—	115,916,132
Health Care	50,268,807	—	—	50,268,807
Industrials	89,735,206	—	—	89,735,206
Information Technology	86,387,878	—	—	86,387,878
Materials	39,990,855	—	—	39,990,855
Telecommunication Services	2,639,099	—	—	2,639,099
Utilities	25,563,636	—	—	25,563,636
Futures	1,859,567	—	—	1,859,567

Total Assets	$527,208,461	$—	$—	$527,208,461

Total Liabilities	$—	$—	$—	$—

Total	$527,208,461	$—	$—	$527,208,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,859,567	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,859,567

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	8,336,750	—	—	8,336,750
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$8,336,750	$—	$—	$8,336,750

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,208,664)	—	—	(1,208,664)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,208,664)	$—	$—	$(1,208,664)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

This Portfolio held futures contracts with an average notional balance of approximately $107,963,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$1,859,567	(c)	$—	$—	$1,859,567

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,203,461
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,761,158

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,206,623
Aggregate gross unrealized depreciation	(6,496,963)

Net unrealized appreciation	$101,709,660

Federal income tax cost of investments	$423,639,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $423,606,969)	$525,348,894
Cash	103,162,141
Cash held as collateral at broker	5,442,800
Receivable for securities sold	7,355,292
Due from broker for futures variation margin	508,852
Dividends, interest and other receivables	426,278
Receivable from Separate Accounts for Trust shares sold	238,433
Other assets	8,229

Total assets	642,490,919

LIABILITIES
Payable for securities purchased	2,982,635
Payable to Separate Accounts for Trust shares redeemed	467,220
Investment management fees payable	232,190
Administrative fees payable	93,513
Distribution fees payable – Class IB	92,591
Trustees’ fees payable	1,247
Distribution fees payable – Class IA	1
Accrued expenses	55,537

Total liabilities	3,924,934

NET ASSETS	$638,565,985

Net assets were comprised of:
Paid in capital	$511,995,925
Accumulated undistributed net investment income (loss)	1,259,764
Accumulated undistributed net realized gain (loss) on investments and futures	21,708,804
Net unrealized appreciation (depreciation) on investments and futures	103,601,492

Net assets	$638,565,985

Class IA
Net asset value, offering and redemption price per share, $2,269 / 106 shares outstanding (unlimited amount authorized: $0.01 par value)†	$21.48

Class IB
Net asset value, offering and redemption price per share, $456,176,426 / 21,380,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.34

Class K
Net asset value, offering and redemption price per share, $182,387,290 / 8,480,180 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.51

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$3,671,172
Interest	49,759

Total income	3,720,931

EXPENSES
Investment management fees	1,357,673
Distribution fees – Class IB	554,766
Administrative fees	468,674
Printing and mailing expenses	31,172
Custodian fees	21,321
Professional fees	18,836
Trustees’ fees	8,310
Distribution fees – Class IA	3
Miscellaneous	3,201

Total expenses	2,463,956

NET INVESTMENT INCOME (LOSS)	1,256,975

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	9,574,278
Futures	8,336,750

Net realized gain (loss)	17,911,028

Change in unrealized appreciation (depreciation) on:
Investments	24,158,787
Futures	(1,208,664)

Net change in unrealized appreciation (depreciation)	22,950,123

NET REALIZED AND UNREALIZED GAIN (LOSS)	40,861,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,118,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,256,975	$1,071,078
Net realized gain (loss) on investments, futures and foreign currency transactions	17,911,028	27,338,570
Net change in unrealized appreciation (depreciation) on investments and futures	22,950,123	62,460,130

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,118,126	90,869,778

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(3)
Class IB	—	(701,151)
Class K	—	(612,199)

	—	(1,313,353)

Distributions from net realized capital gains
Class IA	—	(86)
Class IB	—	(19,182,033)
Class K	—	(6,378,625)

	—	(25,560,744)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(26,874,097)

CAPITAL SHARES TRANSACTIONS:	—	—
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5 shares, respectively ]	—	89
Capital shares repurchased [ 0 and (10,631) shares, respectively ]	—	(182,954)

Total Class IA transactions	—	(182,865)

Class IB
Capital shares sold [ 565,912 and 1,551,961 shares, respectively ]	11,406,739	29,059,819
Capital shares sold in-kind (Note 9)[ 0 and 19,477,124 shares, respectively ]	—	373,483,914
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,024,926 shares, respectively ]	—	19,883,184
Capital shares repurchased [ (2,389,392) and (3,193,855) shares, respectively ]	(48,156,897)	(61,199,390)

Total Class IB transactions	(36,750,158)	361,227,527

Class K
Capital shares sold [ 1,215,151 and 2,648,327 shares, respectively ]	24,790,444	49,449,979
Capital shares sold in-kind (Note 9)[ 0 and 8 shares, respectively ]	—	149
Capital shares issued in reinvestment of dividends and distributions [ 0 and 357,773 shares, respectively ]	—	6,990,824
Capital shares repurchased [ (640,664) and (2,461,933) shares, respectively ]	(12,784,198)	(46,486,532)

Total Class K transactions	12,006,246	9,954,420

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,743,912)	370,999,082

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,374,214	434,994,763
NET ASSETS:
Beginning of period	621,191,771	186,197,008

End of period (a)	$638,565,985	$621,191,771

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,259,764	$2,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,					May 27, 2009* to December 31, 2009
Class IA		2013		2012	2011	2010
Net asset value, beginning of period	$20.06	$15.93		$13.81	$15.42	$12.87	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	(0.07	)†(e)	0.02 (e)	0.04 (e)	0.05 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	1.38	5.08		2.25	(1.27)	2.98	2.86

Total from investment operations	1.42	5.01		2.27	(1.23)	3.03	2.87

Less distributions:
Dividends from net investment income	—	(0.03)		(0.02)	(0.04)	(0.03)	—
Distributions from net realized gains	—	(0.85)		(0.13)	(0.34)	(0.45)	—

Total dividends and distributions	—	(0.88)		(0.15)	(0.38)	(0.48)	—

Net asset value, end of period	$21.48	$20.06		$15.93	$13.81	$15.42	$12.87

Total return (b)	7.08%	31.63%		16.44%	(7.92)%	23.88%	28.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2	$2		$171	$147	$74,459	$13,192
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.88%	0.95%		0.95%	0.68%	0.68%	0.70%
Before waivers and reimbursements (a)	0.88%	0.95%		0.95%	0.72%	0.90%	4.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.35%	(0.40)%		0.14%	0.24%	0.38%	0.08%
Before waivers and reimbursements (a)	0.35%	(0.40)%		0.13%	0.21%	0.16%	(3.58)%
Portfolio turnover rate (z)	7%	12%		8%	15%	13%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,					October 29, 2009* to December 31, 2009
Class IB		2013	2012	2011		2010
Net asset value, beginning of period	$19.93	$15.83	$13.72	$15.33		$12.79	$11.81

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.04 (e)	0.02 (e)	—	#(e)	0.03 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	1.38	4.94	2.24	(1.26)		2.96	0.98

Total from investment operations	1.41	4.98	2.26	(1.26)		2.99	0.98

Less distributions:
Dividends from net investment income	—	(0.03)	(0.02)	(0.01)		—	—
Distributions from net realized gains	—	(0.85)	(0.13)	(0.34)		(0.45)	—

Total dividends and distributions	—	(0.88)	(0.15)	(0.35)		(0.45)	—

Net asset value, end of period	$21.34	$19.93	$15.83	$13.72		$15.33	$12.79

Total return (b)	7.07%	31.64%	16.48%	(8.19)%		23.71%	8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$456,176	$462,533	$68,756	$50,221		$24,326	$85
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.88%	0.92%	0.95%	0.93%		0.93%	0.95	%(c)
Before waivers and reimbursements (a)	0.88%	0.92%	0.95%	0.97	%(c)	1.07%	4.61	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.35%	0.22%	0.14%	0.01%		0.19%	0.04%
Before waivers and reimbursements (a)	0.35%	0.22%	0.14%	(0.03)%		0.06%	(1.47)%
Portfolio turnover rate (z)	7%	12%	8%	15%		13%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$20.07	$15.93	$13.81	$13.43

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.07 (e)	0.06 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	1.38	5.00	2.25	0.41

Total from investment operations	1.44	5.07	2.31	0.42

Less distributions:
Dividends from net investment income	—	(0.08)	(0.06)	(0.04)
Distributions from net realized gains	—	(0.85)	(0.13)	—

Total dividends and distributions	—	(0.93)	(0.19)	(0.04)

Net asset value, end of period	$21.51	$20.07	$15.93	$13.81

Total return (b)	7.17%	32.01%	16.74%	3.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$182,387	$158,656	$117,270	$106,694
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.63%	0.68%	0.70%	0.67%
Before waivers and reimbursements (a)	0.63%	0.68%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.61%	0.37%	0.39%	0.28%
Before waivers and reimbursements (a)	0.61%	0.37%	0.39%	0.25%
Portfolio turnover rate (z)	7%	12%	8%	15%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	16.8%
Information Technology	13.0
Industrials	10.1
Consumer Discretionary	9.7
Health Care	9.7
Energy	4.7
Materials	3.7
Utilities	2.5
Consumer Staples	2.3
Telecommunication Services	0.6
Cash and Other	26.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,027.70	$4.40
Hypothetical (5% average return before expenses)	1,000.00	1,020.45	4.39
Class IB
Actual	1,000.00	1,027.30	4.40
Hypothetical (5% average return before expenses)	1,000.00	1,020.46	4.38
Class K
Actual	1,000.00	1,029.30	3.14
Hypothetical (5% average return before expenses)	1,000.00	1,021.70	3.13

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.88%, 0.88% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	68,415	$1,292,359
Cooper Tire & Rubber Co.	63,981	1,919,430
Cooper-Standard Holding, Inc.*	13,566	897,527
Dana Holding Corp.	158,077	3,860,240
Dorman Products, Inc.*	27,159	1,339,482
Drew Industries, Inc.	23,771	1,188,788
Federal-Mogul Holdings Corp.*	28,440	575,341
Fox Factory Holding Corp.*	11,010	193,666
Fuel Systems Solutions, Inc.*	14,430	160,750
Gentherm, Inc.*	35,686	1,586,243
Modine Manufacturing Co.*	48,298	760,211
Motorcar Parts of America, Inc.*	15,073	367,028
Remy International, Inc.	14,424	336,800
Shiloh Industries, Inc.*	8,109	149,692
Spartan Motors, Inc.	33,764	153,289
Standard Motor Products, Inc.	20,014	894,025
Stoneridge, Inc.*	28,970	310,558
Strattec Security Corp.	3,227	208,109
Superior Industries International, Inc.	23,736	489,436
Tenneco, Inc.*	61,419	4,035,228
Tower International, Inc.*	20,528	756,252

		21,474,454

Automobiles (0.0%)
Winnebago Industries, Inc.*	27,700	697,486

Distributors (0.2%)
Core-Mark Holding Co., Inc.	23,924	1,091,652
Pool Corp.	45,420	2,568,955
VOXX International Corp.*	19,565	184,107
Weyco Group, Inc.	6,879	188,553

		4,033,267

Diversified Consumer Services (0.8%)
2U, Inc.*	10,159	170,773
American Public Education, Inc.*	17,800	611,964
Ascent Capital Group, Inc., Class A*	14,109	931,335
Bridgepoint Education, Inc.*	16,503	219,160
Bright Horizons Family Solutions, Inc.*	30,643	1,315,810
Capella Education Co.	11,112	604,382
Career Education Corp.*	67,208	314,533
Carriage Services, Inc.	16,451	281,806
Chegg, Inc.*	73,438	517,003
Collectors Universe, Inc.	6,313	123,672
Education Management Corp.*	23,743	40,126
Grand Canyon Education, Inc.*	47,088	2,164,635
Hillenbrand, Inc.	62,871	2,050,852
Houghton Mifflin Harcourt Co.*	109,334	2,094,839
ITT Educational Services, Inc.*	23,769	396,705
JTH Holding, Inc., Class A*	4,265	142,067
K12, Inc.*	34,457	829,380
LifeLock, Inc.*	81,148	1,132,826

Matthews International Corp., Class A	27,594	$1,147,083
Regis Corp.	44,274	623,378
Sotheby’s, Inc.	61,457	2,580,579
Steiner Leisure Ltd.*	14,928	646,233
Strayer Education, Inc.*	11,003	577,768
Universal Technical Institute, Inc.	22,011	267,214
Weight Watchers International, Inc.	27,554	555,764

		20,339,887

Hotels, Restaurants & Leisure (2.1%)
Biglari Holdings, Inc.*	1,475	623,881
BJ’s Restaurants, Inc.*	24,037	839,132
Bloomin’ Brands, Inc.*	77,526	1,738,908
Bob Evans Farms, Inc.	24,869	1,244,693
Boyd Gaming Corp.*	78,582	953,200
Bravo Brio Restaurant Group, Inc.*	19,932	311,139
Buffalo Wild Wings, Inc.*	19,100	3,165,061
Caesars Acquisition Co., Class A*	45,642	564,592
Caesars Entertainment Corp.*	51,935	938,985
Carrols Restaurant Group, Inc.*	35,804	254,924
Cheesecake Factory, Inc.	50,305	2,335,158
Churchill Downs, Inc.	13,515	1,217,837
Chuy’s Holdings, Inc.*	16,574	601,636
ClubCorp Holdings, Inc.	21,911	406,230
Cracker Barrel Old Country Store, Inc.	19,203	1,912,043
Del Frisco’s Restaurant Group, Inc.*	23,591	650,168
Denny’s Corp.*	89,211	581,656
Diamond Resorts International, Inc.*	35,946	836,463
DineEquity, Inc.	16,784	1,334,160
Einstein Noah Restaurant Group, Inc.	10,575	169,834
Empire Resorts, Inc.*	13,970	100,025
Famous Dave’s of America, Inc.*	4,531	130,040
Fiesta Restaurant Group, Inc.*	26,966	1,251,492
Ignite Restaurant Group, Inc.*	7,462	108,647
International Speedway Corp., Class A	27,923	929,277
Interval Leisure Group, Inc.	39,985	877,271
Intrawest Resorts Holdings, Inc.*	14,704	168,508
Isle of Capri Casinos, Inc.*	22,459	192,249
Jack in the Box, Inc.	40,473	2,421,904
Jamba, Inc.*	17,338	209,790
Krispy Kreme Doughnuts, Inc.*	66,082	1,055,990
La Quinta Holdings, Inc.*	44,903	859,443
Life Time Fitness, Inc.*	41,230	2,009,550
Marcus Corp.	18,904	344,998
Marriott Vacations Worldwide Corp.*	29,022	1,701,560
Monarch Casino & Resort, Inc.*	9,901	149,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Morgans Hotel Group Co.*	30,609	$242,729
Multimedia Games Holding Co., Inc.*	29,898	886,177
Nathan’s Famous, Inc.*	3,101	168,043
Noodles & Co.*	10,778	370,655
Orient-Express Hotels Ltd.*	98,609	1,433,775
Papa John’s International, Inc.	31,001	1,314,132
Papa Murphy’s Holdings, Inc.*	5,780	55,372
Penn National Gaming, Inc.*	79,061	959,801
Pinnacle Entertainment, Inc.*	54,648	1,376,037
Popeyes Louisiana Kitchen, Inc.*	23,999	1,048,996
Potbelly Corp.*	14,974	238,985
Red Robin Gourmet Burgers, Inc.*	14,476	1,030,691
Ruby Tuesday, Inc.*	62,720	476,045
Ruth’s Hospitality Group, Inc.	37,009	457,061
Scientific Games Corp., Class A*	50,955	566,620
Sonic Corp.*	55,097	1,216,542
Speedway Motorsports, Inc.	11,730	214,073
Texas Roadhouse, Inc.	69,711	1,812,486
Vail Resorts, Inc.	36,453	2,813,443
Zoe’s Kitchen, Inc.*	5,767	198,269

		50,070,277

Household Durables (0.8%)
Beazer Homes USA, Inc.*	27,202	570,698
Cavco Industries, Inc.*	8,838	753,881
CSS Industries, Inc.	8,968	236,486
Dixie Group, Inc.*	14,455	153,078
Ethan Allen Interiors, Inc.	25,503	630,944
Flexsteel Industries, Inc.	5,042	168,151
Helen of Troy Ltd.*	28,897	1,752,025
Hovnanian Enterprises, Inc., Class A*	117,563	605,449
Installed Building Products, Inc.*	8,907	109,111
iRobot Corp.*	29,731	1,217,484
KB Home	84,528	1,578,983
La-Z-Boy, Inc.	52,952	1,226,898
LGI Homes, Inc.*	14,063	256,650
Libbey, Inc.*	21,746	579,313
Lifetime Brands, Inc.	10,601	166,648
M.D.C. Holdings, Inc.	39,393	1,193,214
M/I Homes, Inc.*	24,892	604,129
Meritage Homes Corp.*	39,549	1,669,363
NACCO Industries, Inc., Class A	4,910	248,446
New Home Co., Inc.*	8,729	123,341
Ryland Group, Inc.	47,402	1,869,535
Skullcandy, Inc.*	19,873	144,079
Standard Pacific Corp.*	146,626	1,260,984
TRI Pointe Homes, Inc.*	17,036	267,806
Turtle Beach Corp.*	6,690	61,816
UCP, Inc., Class A*	8,007	109,456
Universal Electronics, Inc.*	16,186	791,172
WCI Communities, Inc.*	11,434	220,791
William Lyon Homes, Class A*	17,542	533,978

		19,103,909

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	26,446	$153,387
Blue Nile, Inc.*	12,376	346,528
Coupons.com, Inc.*	12,075	317,693
FTD Cos., Inc.*	19,179	609,700
Gaiam, Inc., Class A*	13,697	105,193
HSN, Inc.	33,380	1,977,431
Lands’ End, Inc.*	16,453	552,492
Nutrisystem, Inc.	29,203	499,663
Orbitz Worldwide, Inc.*	51,683	459,979
Overstock.com, Inc.*	11,714	184,730
PetMed Express, Inc.	20,478	276,043
RetailMeNot, Inc.*	30,988	824,591
Shutterfly, Inc.*	38,974	1,678,220
ValueVision Media, Inc., Class A*	42,650	212,824
Vitacost.com, Inc.*	22,561	141,232

		8,339,706

Leisure Products (0.4%)
Arctic Cat, Inc.	13,086	515,850
Black Diamond, Inc.*	23,109	259,283
Brunswick Corp.	93,454	3,937,217
Callaway Golf Co.	78,500	653,120
Escalade, Inc.	9,175	148,085
JAKKS Pacific, Inc.*	19,199	148,600
Johnson Outdoors, Inc., Class A	5,067	130,729
LeapFrog Enterprises, Inc.*	65,837	483,902
Malibu Boats, Inc., Class A*	7,603	152,820
Marine Products Corp.	10,710	88,893
Nautilus, Inc.*	32,083	355,800
Smith & Wesson Holding Corp.*	55,881	812,510
Sturm Ruger & Co., Inc.	19,577	1,155,239

		8,842,048

Media (1.0%)
AH Belo Corp., Class A	19,493	230,992
AMC Entertainment Holdings, Inc., Class A	21,648	538,386
Carmike Cinemas, Inc.*	23,491	825,239
Central European Media Enterprises Ltd., Class A*	72,864	205,476
Crown Media Holdings, Inc., Class A*	35,394	128,480
Cumulus Media, Inc., Class A*	136,275	898,052
Daily Journal Corp.*	1,053	217,645
Dex Media, Inc.*	15,447	172,080
Entercom Communications Corp., Class A*	24,841	266,544
Entravision Communications Corp., Class A	58,084	361,282
Eros International plc*	19,103	289,793
EW Scripps Co., Class A*	31,729	671,386
Global Sources Ltd.*	17,611	145,819
Gray Television, Inc.*	50,363	661,266
Harte-Hanks, Inc.	48,120	345,983
Hemisphere Media Group, Inc.*	9,061	113,806
Journal Communications, Inc., Class A*	45,587	404,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Lee Enterprises, Inc.*	52,692	$234,479
Loral Space & Communications, Inc.*	13,219	960,889
Martha Stewart Living Omnimedia, Inc., Class A*	29,342	137,907
McClatchy Co., Class A*	63,058	349,972
MDC Partners, Inc., Class A	42,762	918,955
Media General, Inc.*	54,526	1,119,419
Meredith Corp.	36,130	1,747,247
National CineMedia, Inc.	61,555	1,077,828
New Media Investment Group, Inc.*	29,726	419,434
New York Times Co., Class A	138,938	2,113,247
Nexstar Broadcasting Group, Inc., Class A	30,870	1,593,201
Radio One, Inc., Class D*	21,989	108,406
ReachLocal, Inc.*	13,200	92,796
Reading International, Inc., Class A*	18,263	155,783
Rentrak Corp.*	10,204	535,200
Saga Communications, Inc., Class A	3,994	170,624
Salem Communications Corp., Class A	10,717	101,383
Scholastic Corp.	26,987	919,987
SFX Entertainment, Inc.*	44,158	357,680
Sinclair Broadcast Group, Inc., Class A	69,291	2,407,862
Sizmek, Inc.*	23,172	220,829
Time, Inc.*	111,187	2,692,949
World Wrestling Entertainment, Inc., Class A	30,022	358,162

		25,270,825

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	14,456	149,041
Burlington Stores, Inc.*	28,745	915,816
Fred’s, Inc., Class A	37,209	568,926
Tuesday Morning Corp.*	44,055	785,060

		2,418,843

Specialty Retail (2.4%)
Aeropostale, Inc.*	79,972	279,102
American Eagle Outfitters, Inc.	194,843	2,186,138
America’s Car-Mart, Inc.*	8,045	318,180
ANN, Inc.*	47,308	1,946,251
Asbury Automotive Group, Inc.*	30,965	2,128,534
Barnes & Noble, Inc.*	41,407	943,665
bebe stores, Inc.	32,486	99,082
Big 5 Sporting Goods Corp.	18,106	222,161
Brown Shoe Co., Inc.	44,041	1,260,013
Buckle, Inc.	28,316	1,256,098
Build-A-Bear Workshop, Inc.*	12,018	160,560
Cato Corp., Class A	27,725	856,702
Children’s Place, Inc.	22,269	1,105,210
Christopher & Banks Corp.*	36,985	323,989
Citi Trends, Inc.*	15,943	342,137
Conn’s, Inc.*	27,882	1,377,092
Container Store Group, Inc.*	17,243	479,011
Destination Maternity Corp.	13,940	317,414
Destination XL Group, Inc.*	37,373	205,925

Express, Inc.*	85,076	$1,448,844
Finish Line, Inc., Class A	48,651	1,446,881
Five Below, Inc.*	54,601	2,179,126
Francesca’s Holdings Corp.*	42,867	631,860
Genesco, Inc.*	24,198	1,987,382
Group 1 Automotive, Inc.	24,335	2,051,684
Guess?, Inc.	61,346	1,656,342
Haverty Furniture Cos., Inc.	20,421	513,180
hhgregg, Inc.*	12,362	125,722
Hibbett Sports, Inc.*	26,148	1,416,437
Kirkland’s, Inc.*	14,731	273,260
Lithia Motors, Inc., Class A	23,081	2,171,230
Lumber Liquidators Holdings, Inc.*	27,693	2,103,283
MarineMax, Inc.*	25,459	426,184
Mattress Firm Holding Corp.*	15,078	719,974
Men’s Wearhouse, Inc.	48,347	2,697,763
Monro Muffler Brake, Inc.	31,869	1,695,112
New York & Co., Inc.*	29,306	108,139
Office Depot, Inc.*	538,558	3,064,395
Outerwall, Inc.*	20,605	1,222,907
Pacific Sunwear of California, Inc.*	48,586	115,635
Pep Boys-Manny, Moe & Jack*	53,987	618,691
Pier 1 Imports, Inc.	94,815	1,461,099
Rent-A-Center, Inc.	53,188	1,525,432
Restoration Hardware Holdings, Inc.*	31,415	2,923,166
Sears Hometown and Outlet Stores, Inc.*	11,457	245,982
Select Comfort Corp.*	54,967	1,135,618
Shoe Carnival, Inc.	15,339	316,750
Sonic Automotive, Inc., Class A	40,229	1,073,310
Sportsman’s Warehouse Holdings, Inc.*	9,459	75,672
Stage Stores, Inc.	32,050	599,014
Stein Mart, Inc.	28,217	391,934
Systemax, Inc.*	11,050	158,788
Tile Shop Holdings, Inc.*	27,962	427,539
Tilly’s, Inc., Class A*	11,234	90,321
Vitamin Shoppe, Inc.*	31,089	1,337,449
West Marine, Inc.*	17,281	177,303
Winmark Corp.	2,365	164,675
Zumiez, Inc.*	21,037	580,411

		57,165,758

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	13,689	1,131,396
Crocs, Inc.*	88,544	1,330,816
Culp, Inc.	8,685	151,206
G-III Apparel Group Ltd.*	18,007	1,470,452
Iconix Brand Group, Inc.*	46,239	1,985,503
Movado Group, Inc.	18,330	763,811
Oxford Industries, Inc.	14,557	970,515
Perry Ellis International, Inc.*	12,487	217,773
Quiksilver, Inc.*	137,570	492,501
R.G. Barry Corp.	10,398	197,042
Sequential Brands Group, Inc.*	16,568	228,804
Skechers U.S.A., Inc., Class A*	39,486	1,804,510
Steven Madden Ltd.*	58,852	2,018,624
Tumi Holdings, Inc.*	50,900	1,024,617
Unifi, Inc.*	14,697	404,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Vera Bradley, Inc.*	22,181	$485,098
Vince Holding Corp.*	11,422	418,274
Wolverine World Wide, Inc.	102,385	2,668,153

		17,763,703

Total Consumer Discretionary		235,520,163

Consumer Staples (2.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	8,427	1,883,603
Coca-Cola Bottling Co. Consolidated	4,770	351,406
Craft Brew Alliance, Inc.*	10,891	120,454
National Beverage Corp.*	11,626	219,964

		2,575,427

Food & Staples Retailing (0.7%)
Andersons, Inc.	28,468	1,468,379
Casey’s General Stores, Inc.	38,868	2,732,032
Chefs’ Warehouse, Inc.*	18,142	358,667
Fairway Group Holdings Corp.*	18,527	123,205
Fresh Market, Inc.*	43,011	1,439,578
Ingles Markets, Inc., Class A	13,080	344,658
Liberator Medical Holdings, Inc.	30,041	112,654
Natural Grocers by Vitamin Cottage, Inc.*	9,097	194,767
Pantry, Inc.*	24,226	392,461
PriceSmart, Inc.	18,925	1,647,232
Roundy’s, Inc.	38,768	213,612
SpartanNash Co.	37,848	795,186
SUPERVALU, Inc.*	205,082	1,685,774
Susser Holdings Corp.*	18,707	1,510,029
United Natural Foods, Inc.*	50,093	3,261,054
Village Super Market, Inc., Class A	6,655	157,258
Weis Markets, Inc.	11,189	511,673

		16,948,219

Food Products (1.1%)
Alico, Inc.	3,017	113,107
Annie’s, Inc.*	17,146	579,878
B&G Foods, Inc.	54,156	1,770,360
Boulder Brands, Inc.*	61,628	873,885
Calavo Growers, Inc.	13,382	452,713
Cal-Maine Foods, Inc.	15,578	1,157,757
Chiquita Brands International, Inc.*	48,054	521,386
Darling Ingredients, Inc.*	165,800	3,465,220
Dean Foods Co.	93,967	1,652,879
Diamond Foods, Inc.*	22,285	628,437
Farmer Bros Co.*	7,237	156,392
Fresh Del Monte Produce, Inc.	36,420	1,116,273
Inventure Foods, Inc.*	15,425	173,840
J&J Snack Foods Corp.	15,021	1,413,776
John B. Sanfilippo & Son, Inc.	8,441	223,433
Lancaster Colony Corp.	18,618	1,771,689
Lifeway Foods, Inc.*	4,448	62,183
Limoneira Co.	11,081	243,450
Omega Protein Corp.*	20,990	287,143
Post Holdings, Inc.*	44,448	2,262,848
Sanderson Farms, Inc.	23,278	2,262,622

Seaboard Corp.*	288	$869,838
Seneca Foods Corp., Class A*	8,379	256,397
Snyder’s-Lance, Inc.	48,031	1,270,900
Tootsie Roll Industries, Inc.	19,038	560,479
TreeHouse Foods, Inc.*	37,144	2,974,120

		27,121,005

Household Products (0.1%)
Central Garden & Pet Co., Class A*	43,620	401,304
Harbinger Group, Inc.*	83,217	1,056,856
Oil-Dri Corp. of America	4,915	150,251
Orchids Paper Products Co.	7,819	250,521
WD-40 Co.	15,155	1,139,959

		2,998,891

Personal Products (0.2%)
Elizabeth Arden, Inc.*	26,204	561,290
Female Health Co.	22,843	125,865
IGI Laboratories, Inc.*	28,056	148,977
Inter Parfums, Inc.	16,825	497,179
Medifast, Inc.*	13,464	409,440
Nature’s Sunshine Products, Inc.	10,888	184,769
Nutraceutical International Corp.*	8,775	209,371
Revlon, Inc., Class A*	11,765	358,833
Synutra International, Inc.*	17,025	114,238
USANA Health Sciences, Inc.*	6,505	508,301

		3,118,263

Tobacco (0.1%)
22nd Century Group, Inc.*	41,932	128,731
Alliance One International, Inc.*	95,761	239,402
Universal Corp.	21,673	1,199,601
Vector Group Ltd.	67,531	1,396,541

		2,964,275

Total Consumer Staples		55,726,080

Energy (4.7%)
Energy Equipment & Services (1.5%)
Basic Energy Services, Inc.*	32,084	937,494
Bristow Group, Inc.	35,771	2,883,858
C&J Energy Services, Inc.*	46,598	1,574,080
CARBO Ceramics, Inc.	19,890	3,065,447
CHC Group Ltd.*	34,733	293,146
Dawson Geophysical Co.	8,366	239,686
Era Group, Inc.*	20,604	590,923
Exterran Holdings, Inc.	59,050	2,656,659
Forum Energy Technologies, Inc.*	59,790	2,178,150
Geospace Technologies Corp.*	13,294	732,234
Glori Energy, Inc.*	11,698	127,040
Gulf Island Fabrication, Inc.	14,828	319,099
Gulfmark Offshore, Inc., Class A	27,061	1,222,616
Helix Energy Solutions Group, Inc.*	106,469	2,801,199
Hercules Offshore, Inc.*	162,952	655,067
Hornbeck Offshore Services, Inc.*	36,580	1,716,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

ION Geophysical Corp.*	131,487	$554,875
Key Energy Services, Inc.*	132,995	1,215,574
Matrix Service Co.*	26,767	877,690
McDermott International, Inc.*	238,334	1,928,122
Mitcham Industries, Inc.*	13,372	186,941
Natural Gas Services Group, Inc.*	12,693	419,631
Newpark Resources, Inc.*	85,981	1,071,323
North Atlantic Drilling Ltd.	72,413	769,026
Nuverra Environmental Solutions, Inc.*	15,161	304,888
Parker Drilling Co.*	122,893	801,262
PHI, Inc. (Non-Voting)*	12,938	576,647
Pioneer Energy Services Corp.*	63,533	1,114,369
Profire Energy, Inc.*	12,619	56,912
RigNet, Inc.*	12,185	655,797
SEACOR Holdings, Inc.*	20,782	1,709,319
Tesco Corp.	34,682	740,114
TETRA Technologies, Inc.*	80,024	942,683
Vantage Drilling Co.*	209,933	403,071
Willbros Group, Inc.*	40,744	503,188

		36,824,464

Oil, Gas & Consumable Fuels (3.2%)
Abraxas Petroleum Corp.*	84,033	526,047
Adams Resources & Energy, Inc.	2,307	180,246
Alon USA Energy, Inc.	26,816	333,591
Alpha Natural Resources, Inc.*	224,016	831,099
American Eagle Energy Corp.*	29,988	179,628
Amyris, Inc.*	27,672	103,217
Apco Oil and Gas International, Inc.*	9,669	139,524
Approach Resources, Inc.*	39,556	899,108
Arch Coal, Inc.	214,940	784,531
Ardmore Shipping Corp.	17,410	240,780
Bill Barrett Corp.*	50,245	1,345,561
Bonanza Creek Energy, Inc.*	33,088	1,892,303
BPZ Resources, Inc.*	120,943	372,504
Callon Petroleum Co.*	41,245	480,504
Carrizo Oil & Gas, Inc.*	45,949	3,182,428
Clayton Williams Energy, Inc.*	5,966	819,549
Clean Energy Fuels Corp.*	71,578	838,894
Cloud Peak Energy, Inc.*	61,661	1,135,796
Comstock Resources, Inc.	48,310	1,393,260
Contango Oil & Gas Co.*	17,426	737,294
Delek U.S. Holdings, Inc.	59,968	1,692,897
DHT Holdings, Inc.	68,775	495,180
Diamondback Energy, Inc.*	38,396	3,409,565
Dorian LPG Ltd.*	7,379	169,643
Emerald Oil, Inc.*	58,051	444,090
Energy XXI Bermuda Ltd.	94,466	2,232,232
Equal Energy Ltd.	37,018	200,638
Evolution Petroleum Corp.	19,388	212,299
EXCO Resources, Inc.	153,605	904,733
Forest Oil Corp.*	121,583	277,209
Frontline Ltd.*	66,603	194,481
FX Energy, Inc.*	55,281	199,564
GasLog Ltd.	42,884	1,367,571
Gastar Exploration, Inc.*	56,167	489,215
Goodrich Petroleum Corp.*	35,086	968,374

Green Plains, Inc.	37,646	$1,237,424
Halcon Resources Corp.*	262,936	1,916,803
Hallador Energy Co.	9,199	87,298
Harvest Natural Resources, Inc.*	40,689	203,038
Isramco, Inc.*	933	118,603
Jones Energy, Inc., Class A*	11,602	237,841
Knightsbridge Tankers Ltd.	33,548	476,046
Kodiak Oil & Gas Corp.*	269,247	3,917,544
Magnum Hunter Resources Corp.*	200,640	1,645,248
Matador Resources Co.*	73,932	2,164,729
Midstates Petroleum Co., Inc.*	37,388	270,315
Miller Energy Resources, Inc.*	31,161	199,430
Navios Maritime Acq Corp.	77,174	286,315
Nordic American Tankers Ltd.	90,307	860,626
Northern Oil and Gas, Inc.*	62,084	1,011,348
Pacific Ethanol, Inc.*	20,371	311,473
Panhandle Oil and Gas, Inc., Class A	7,107	398,205
Parsley Energy, Inc., Class A*	50,177	1,207,760
PDC Energy, Inc.*	36,157	2,283,315
Penn Virginia Corp.*	66,146	1,121,175
PetroQuest Energy, Inc.*	59,204	445,214
Quicksilver Resources, Inc.*	127,667	340,871
Renewable Energy Group, Inc.*	35,310	405,006
Resolute Energy Corp.*	78,076	674,577
REX American Resources Corp.*	6,314	462,879
Rex Energy Corp.*	48,367	856,580
Ring Energy, Inc.*	18,192	317,450
Rosetta Resources, Inc.*	62,019	3,401,742
RSP Permian, Inc.*	22,275	722,601
Sanchez Energy Corp.*	46,093	1,732,636
Scorpio Tankers, Inc.	200,583	2,039,929
SemGroup Corp., Class A	43,391	3,421,380
Ship Finance International Ltd.	58,988	1,096,587
Solazyme, Inc.*	77,089	908,108
Stone Energy Corp.*	56,722	2,654,022
Swift Energy Co.*	44,562	578,415
Synergy Resources Corp.*	67,062	888,571
Teekay Tankers Ltd., Class A	64,461	276,538
TransAtlantic Petroleum Ltd.*	21,694	247,095
Triangle Petroleum Corp.*	76,377	897,430
VAALCO Energy, Inc.*	51,139	369,735
Vertex Energy, Inc.*	12,565	122,006
W&T Offshore, Inc.	35,288	577,665
Warren Resources, Inc.*	75,424	467,629
Western Refining, Inc.	54,105	2,031,643
Westmoreland Coal Co.*	13,453	488,075

		76,052,475

Total Energy		112,876,939

Financials (16.8%)
Banks (5.4%)
1st Source Corp.	15,312	468,853
1st United Bancorp, Inc./Florida	30,981	267,056
American National Bankshares, Inc.	8,146	177,013
Ameris Bancorp*	25,940	559,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ames National Corp.	8,986	$207,936
Arrow Financial Corp.	11,061	286,922
Banc of California, Inc.	29,584	322,466
BancFirst Corp.	7,245	448,466
Banco Latinoamericano de Comercio Exterior S.A., Class E	30,117	893,571
Bancorp, Inc./Delaware*	34,228	407,655
BancorpSouth, Inc.	96,840	2,379,359
Bank of Kentucky Financial Corp.	6,422	223,421
Bank of Marin Bancorp/California	6,031	274,953
Bank of the Ozarks, Inc.	79,861	2,671,350
Banner Corp.	19,820	785,467
BBCN Bancorp, Inc.	80,458	1,283,305
BNC Bancorp	19,631	335,101
Boston Private Financial Holdings, Inc.	81,062	1,089,473
Bridge Bancorp, Inc.	11,595	278,164
Bridge Capital Holdings*	9,971	241,398
Bryn Mawr Bank Corp.	14,078	409,951
Camden National Corp.	7,726	299,460
Capital Bank Financial Corp., Class A*	24,499	578,421
Capital City Bank Group, Inc.	11,681	169,725
Cardinal Financial Corp.	32,789	605,285
Cascade Bancorp*	32,072	167,095
Cathay General Bancorp	80,470	2,056,813
Center Bancorp, Inc.*	16,505	443,772
Centerstate Banks, Inc.	35,383	396,290
Central Pacific Financial Corp.	17,365	344,695
Century Bancorp, Inc./Massachusetts, Class A	3,652	129,062
Chemical Financial Corp.	30,173	847,258
Citizens & Northern Corp.	12,816	249,784
City Holding Co.	15,934	718,942
CNB Financial Corp./Pennsylvania	14,797	248,590
CoBiz Financial, Inc.	36,523	393,353
Columbia Banking System, Inc.	53,029	1,395,193
Community Bank System, Inc.	41,002	1,484,272
Community Trust Bancorp, Inc.	15,866	542,935
CommunityOne Bancorp*	11,249	109,115
CU Bancorp*	10,107	192,741
Customers Bancorp, Inc.*	25,754	515,338
CVB Financial Corp.	105,545	1,691,886
Eagle Bancorp, Inc.*	23,108	779,895
Enterprise Bancorp, Inc./Massachusetts	7,895	162,874
Enterprise Financial Services Corp.	19,967	360,604
F.N.B. Corp./Pennsylvania	165,979	2,127,851
Fidelity Southern Corp.	16,382	212,802
Financial Institutions, Inc.	14,372	336,592
First Bancorp, Inc./Maine	10,005	174,687
First Bancorp/North Carolina	20,394	374,230
First BanCorp/Puerto Rico*	103,271	561,794
First Busey Corp.	73,888	429,289
First Business Financial Services, Inc.	3,699	173,964

First Citizens BancShares, Inc./North Carolina, Class A	7,406	$1,814,470
First Commonwealth Financial Corp.	95,876	883,977
First Community Bancshares, Inc./Virginia	17,212	246,648
First Connecticut Bancorp, Inc./Connecticut	17,263	277,071
First Financial Bancorp	58,421	1,005,425
First Financial Bankshares, Inc.	64,561	2,025,279
First Financial Corp./Indiana	11,653	375,110
First Interstate BancSystem, Inc.	18,354	498,862
First Merchants Corp.	36,226	765,818
First Midwest Bancorp, Inc./Illinois	76,102	1,296,017
First NBC Bank Holding Co.*	14,747	494,172
First of Long Island Corp.	8,136	317,955
FirstMerit Corp.	166,540	3,289,165
Flushing Financial Corp.	31,010	637,256
German American Bancorp, Inc.	12,973	351,309
Glacier Bancorp, Inc.	74,832	2,123,732
Great Southern Bancorp, Inc.	10,709	343,223
Guaranty Bancorp	15,306	212,753
Hampton Roads Bankshares, Inc.*	33,354	57,702
Hancock Holding Co.	82,923	2,928,840
Hanmi Financial Corp.	32,360	682,149
Heartland Financial USA, Inc.	15,495	383,191
Heritage Commerce Corp.	21,363	174,536
Heritage Financial Corp./Washington	29,714	478,098
Heritage Oaks Bancorp*	22,795	173,926
Home BancShares, Inc./Arkansas	54,024	1,773,068
HomeTrust Bancshares, Inc.*	20,714	326,660
Horizon Bancorp/Indiana	9,406	205,427
Hudson Valley Holding Corp.	15,506	279,883
Iberiabank Corp.	31,653	2,190,071
Independent Bank Corp./Michigan	43,880	1,182,843
Independent Bank Group, Inc.	9,019	502,088
International Bancshares Corp.	54,747	1,478,169
Investors Bancorp, Inc.	359,142	3,968,519
Lakeland Bancorp, Inc.	38,489	415,681
Lakeland Financial Corp.	16,840	642,614
Macatawa Bank Corp.	25,989	131,764
MainSource Financial Group, Inc.	20,997	362,198
MB Financial, Inc.	55,588	1,503,655
Mercantile Bank Corp.	16,529	378,184
Merchants Bancshares, Inc./Vermont	5,587	178,672
Metro Bancorp, Inc.*	14,806	342,315
MidSouth Bancorp, Inc.	8,743	173,898
MidWestOne Financial Group, Inc.	7,288	174,839
National Bank Holdings Corp., Class A	42,354	844,539
National Bankshares, Inc./Virginia	7,156	221,049

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

National Penn Bancshares, Inc.	118,709	$1,255,941
NBT Bancorp, Inc.	44,200	1,061,684
NewBridge Bancorp*	32,836	264,658
Northrim BanCorp, Inc.	6,853	175,231
OFG Bancorp	45,710	841,521
Old Line Bancshares, Inc.	7,210	113,630
Old National Bancorp/Indiana	106,608	1,522,362
OmniAmerican Bancorp, Inc.	12,141	303,525
Opus Bank*	4,505	130,915
Pacific Continental Corp.	18,396	252,577
Pacific Premier Bancorp, Inc.*	17,506	246,660
Palmetto Bancshares, Inc.*	4,100	58,999
Park National Corp.	12,599	972,643
Park Sterling Corp.	46,207	304,504
Peapack-Gladstone Financial Corp.	12,300	260,883
Penns Woods Bancorp, Inc.	5,094	239,927
Peoples Bancorp, Inc./Ohio	11,188	295,923
Peoples Financial Services Corp.	7,089	364,304
Pinnacle Financial Partners, Inc.	36,015	1,421,872
Preferred Bank/California*	11,881	280,867
PrivateBancorp, Inc.	72,081	2,094,674
Prosperity Bancshares, Inc.	69,963	4,379,684
Renasant Corp.	31,569	917,711
Republic Bancorp, Inc./Kentucky, Class A	10,087	239,264
Republic First Bancorp, Inc.*	29,388	148,116
S&T Bancorp, Inc.	30,184	750,072
Sandy Spring Bancorp, Inc.	25,488	634,906
Seacoast Banking Corp. of Florida*	18,869	205,106
ServisFirst Bancshares, Inc.*	594	51,339
Sierra Bancorp	12,489	197,326
Simmons First National Corp., Class A	16,645	655,647
South State Corp.	24,389	1,487,729
Southside Bancshares, Inc.	19,215	556,466
Southwest Bancorp, Inc./Oklahoma	20,347	347,120
Square 1 Financial, Inc., Class A*	5,387	102,407
State Bank Financial Corp.	32,899	556,322
Sterling Bancorp/Delaware	84,757	1,017,084
Stock Yards Bancorp, Inc.	14,409	430,829
Stonegate Bank	9,585	241,542
Suffolk Bancorp*	12,059	269,036
Sun Bancorp, Inc./New Jersey*	42,333	169,755
Susquehanna Bancshares, Inc.	189,210	1,998,058
Talmer Bancorp, Inc., Class A*	18,706	257,956
Taylor Capital Group, Inc.*	18,177	388,624
Texas Capital Bancshares, Inc.*	43,515	2,347,634
Tompkins Financial Corp.	14,930	719,327
TowneBank/Virginia	28,612	449,495
Trico Bancshares	16,439	380,398
Tristate Capital Holdings, Inc.*	20,879	295,020
Trustmark Corp.	67,826	1,674,624
UMB Financial Corp.	37,691	2,389,233
Umpqua Holdings Corp.	167,890	3,008,589
Union Bankshares Corp.	46,189	1,184,748
United Bankshares, Inc./West Virginia	68,654	2,219,584

United Community Banks, Inc./Georgia	49,985	$818,254
Univest Corp. of Pennsylvania	16,805	347,864
Valley National Bancorp	197,590	1,958,117
VantageSouth Bancshares, Inc.*	19,509	116,079
ViewPoint Financial Group, Inc.	40,453	1,088,590
Washington Trust Bancorp, Inc.	15,002	551,624
Webster Financial Corp.	91,170	2,875,502
WesBanco, Inc.	26,567	824,640
West Bancorp, Inc.	15,356	233,872
Westamerica Bancorp	26,511	1,385,995
Western Alliance Bancorp*	76,417	1,818,725
Wilshire Bancorp, Inc.	69,936	718,243
Wintrust Financial Corp.	46,746	2,150,316
Yadkin Financial Corp.*	14,432	271,899

		130,692,344

Capital Markets (1.2%)
Arlington Asset Investment Corp., Class A	18,420	503,419
BGC Partners, Inc., Class A	174,014	1,294,664
Calamos Asset Management, Inc., Class A	17,824	238,663
CIFC Corp.	6,092	54,889
Cohen & Steers, Inc.	19,563	848,643
CorEnergy Infrastructure Trust, Inc. (REIT)	30,544	226,331
Cowen Group, Inc., Class A*	115,808	488,710
Diamond Hill Investment Group, Inc.	2,925	373,581
Evercore Partners, Inc., Class A	33,323	1,920,738
FBR & Co.*	9,311	252,607
Financial Engines, Inc.	51,909	2,350,440
FXCM, Inc., Class A	45,625	682,550
GAMCO Investors, Inc., Class A	6,399	531,437
GFI Group, Inc.	74,294	246,656
Greenhill & Co., Inc.	28,583	1,407,713
HFF, Inc., Class A	33,253	1,236,679
ICG Group, Inc.*	41,426	864,975
INTL FCStone, Inc.*	15,458	307,923
Investment Technology Group, Inc.*	36,883	622,585
Janus Capital Group, Inc.	151,073	1,885,391
KCG Holdings, Inc., Class A*	54,452	646,890
Ladenburg Thalmann Financial Services, Inc.*	103,473	325,940
Manning & Napier, Inc.	14,209	245,247
Marcus & Millichap, Inc.*	8,040	205,100
Moelis & Co.*	7,333	246,462
Oppenheimer Holdings, Inc., Class A	10,206	244,842
Piper Jaffray Cos.*	16,594	859,071
Pzena Investment Management, Inc., Class A	11,503	128,373
RCS Capital Corp., Class A	4,310	91,501
Safeguard Scientifics, Inc.*	21,320	443,243
Silvercrest Asset Management Group, Inc., Class A	6,017	103,553
Stifel Financial Corp.*	66,017	3,125,905
SWS Group, Inc.*	29,727	216,413

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Virtus Investment Partners, Inc.*	7,150	$1,514,013
Walter Investment Management Corp.*	38,158	1,136,345
Westwood Holdings Group, Inc.	7,359	441,834
WisdomTree Investments, Inc.*	108,588	1,342,148

		27,655,474

Consumer Finance (0.5%)
Cash America International, Inc.	28,467	1,264,789
Consumer Portfolio Services, Inc.*	20,939	159,555
Credit Acceptance Corp.*	7,234	890,505
Encore Capital Group, Inc.*	26,067	1,183,963
Ezcorp, Inc., Class A*	52,198	602,887
First Cash Financial Services, Inc.*	29,298	1,687,272
Green Dot Corp., Class A*	31,285	593,789
JGWPT Holdings, Inc., Class A*	12,512	140,885
Nelnet, Inc., Class A	21,104	874,339
Nicholas Financial, Inc.	10,993	157,860
Portfolio Recovery Associates, Inc.*	50,558	3,009,718
Regional Management Corp.*	10,619	164,276
Springleaf Holdings, Inc.*	24,931	646,959
World Acceptance Corp.*	8,431	640,419

		12,017,216

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	22,463	176,784
MarketAxess Holdings, Inc.	38,150	2,062,389
Marlin Business Services Corp.	8,506	154,724
NewStar Financial, Inc.*	26,923	378,537
PHH Corp.*	58,126	1,335,736
PICO Holdings, Inc.*	23,537	559,239
Resource America, Inc., Class A	13,204	123,457
Tiptree Financial, Inc. (REIT), Class A	6,917	60,178

		4,851,044

Insurance (1.8%)
Ambac Financial Group, Inc.*	39,623	1,082,104
American Equity Investment Life Holding Co.	74,677	1,837,054
AMERISAFE, Inc.	18,977	771,795
AmTrust Financial Services, Inc.	30,426	1,272,111
Argo Group International Holdings Ltd.	26,505	1,354,671
Atlas Financial Holdings, Inc.*	11,603	175,901
Baldwin & Lyons, Inc., Class B	9,672	250,892
Citizens, Inc./Texas*	44,226	327,272
CNO Financial Group, Inc.	219,771	3,911,924
Crawford & Co., Class B	27,612	278,329
Donegal Group, Inc., Class A	8,200	125,460
eHealth, Inc.*	19,186	728,492
EMC Insurance Group, Inc.	4,886	150,391
Employers Holdings, Inc.	31,800	673,524
Enstar Group Ltd.*	8,668	1,306,528
FBL Financial Group, Inc., Class A	9,502	437,092

Federated National Holding Co.	11,256	$287,028
Fidelity & Guaranty Life	11,607	277,872
First American Financial Corp.	107,923	2,999,180
Global Indemnity plc*	8,764	227,776
Greenlight Capital Reinsurance Ltd., Class A*	28,974	954,404
Hallmark Financial Services, Inc.*	14,812	159,229
HCI Group, Inc.	9,091	369,095
Heritage Insurance Holdings, Inc.*	6,604	100,447
Hilltop Holdings, Inc.*	68,672	1,459,967
Horace Mann Educators Corp.	41,094	1,285,009
Independence Holding Co.	7,704	108,858
Infinity Property & Casualty Corp.	11,688	785,784
Kansas City Life Insurance Co.	3,939	179,146
Kemper Corp.	46,118	1,699,909
Maiden Holdings Ltd.	51,162	618,549
Meadowbrook Insurance Group, Inc.	50,763	364,986
Montpelier Reinsurance Holdings Ltd.	39,780	1,270,971
National General Holdings Corp.	35,791	622,763
National Interstate Corp.	7,058	197,765
National Western Life Insurance Co., Class A	2,253	561,921
Navigators Group, Inc.*	10,736	719,849
OneBeacon Insurance Group Ltd., Class A	23,283	361,818
Phoenix Cos., Inc.*	5,867	283,904
Platinum Underwriters Holdings Ltd.	27,256	1,767,552
Primerica, Inc.	55,160	2,639,406
RLI Corp.	43,480	1,990,514
Safety Insurance Group, Inc.	13,210	678,730
Selective Insurance Group, Inc.	56,847	1,405,258
State Auto Financial Corp.	15,398	360,775
Stewart Information Services Corp.	21,939	680,328
Symetra Financial Corp.	76,130	1,731,196
Third Point Reinsurance Ltd.*	56,507	862,297
United Fire Group, Inc.	21,026	616,482
United Insurance Holdings Corp.	16,421	283,426
Universal Insurance Holdings, Inc.	31,189	404,521

		44,000,255

Real Estate Investment Trusts (REITs) (6.0%)
Acadia Realty Trust (REIT)	59,155	1,661,664
AG Mortgage Investment Trust, Inc. (REIT)	30,037	568,600
Agree Realty Corp. (REIT)	16,067	485,705
Alexander’s, Inc. (REIT)	2,257	833,894
Altisource Residential Corp. (REIT)	58,432	1,520,985
American Assets Trust, Inc. (REIT)	32,027	1,106,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

American Capital Mortgage Investment Corp. (REIT)	54,013	$1,081,340
American Realty Capital Healthcare Trust, Inc. (REIT)	171,521	1,867,864
American Residential Properties, Inc. (REIT)*	33,364	625,575
AmREIT, Inc. (REIT)	21,387	391,382
Anworth Mortgage Asset Corp. (REIT)	132,536	683,886
Apollo Commercial Real Estate Finance, Inc. (REIT)	48,570	800,919
Apollo Residential Mortgage, Inc. (REIT)	32,320	540,390
Ares Commercial Real Estate Corp. (REIT)	28,124	349,019
Armada Hoffler Properties, Inc. (REIT)	20,818	201,518
ARMOUR Residential REIT, Inc. (REIT)	370,398	1,603,823
Ashford Hospitality Prime, Inc. (REIT)	11,461	196,671
Ashford Hospitality Trust, Inc. (REIT)	71,481	824,891
Associated Estates Realty Corp. (REIT)	60,591	1,091,850
Aviv REIT, Inc. (REIT)	20,954	590,274
Campus Crest Communities, Inc. (REIT)	65,560	567,750
Capstead Mortgage Corp. (REIT)	94,330	1,240,440
CareTrust REIT, Inc. (REIT)*	21,204	419,839
CatchMark Timber Trust, Inc. (REIT), Class A	13,523	184,859
Cedar Realty Trust, Inc. (REIT)	82,613	516,331
Chambers Street Properties (REIT)	244,994	1,969,752
Chatham Lodging Trust (REIT)	27,910	611,229
Chesapeake Lodging Trust (REIT)	50,952	1,540,279
Colony Financial, Inc. (REIT)	95,615	2,220,180
CoreSite Realty Corp. (REIT)	21,328	705,317
Cousins Properties, Inc. (REIT)	201,385	2,507,243
CubeSmart (REIT)	146,697	2,687,489
CyrusOne, Inc. (REIT)	19,606	488,189
CYS Investments, Inc. (REIT)	163,398	1,473,850
DCT Industrial Trust, Inc. (REIT)	333,986	2,742,025
DiamondRock Hospitality Co. (REIT)	200,330	2,568,231
DuPont Fabros Technology, Inc. (REIT)	65,273	1,759,760
Dynex Capital, Inc. (REIT)	57,738	510,981
EastGroup Properties, Inc. (REIT)	32,175	2,066,600
Education Realty Trust, Inc. (REIT)	117,152	1,258,213
Empire State Realty Trust, Inc. (REIT), Class A	94,029	1,551,479
EPR Properties (REIT)	54,612	3,051,173
Equity One, Inc. (REIT)	63,610	1,500,560
Excel Trust, Inc. (REIT)	51,152	681,856

FelCor Lodging Trust, Inc. (REIT)	127,509	$1,340,120
First Industrial Realty Trust, Inc. (REIT)	112,029	2,110,626
First Potomac Realty Trust (REIT)	61,132	802,052
Franklin Street Properties Corp. (REIT)	94,276	1,185,992
Geo Group, Inc. (REIT)	72,766	2,599,929
Getty Realty Corp. (REIT)	27,075	516,591
Gladstone Commercial Corp. (REIT)	18,351	327,932
Glimcher Realty Trust (REIT)	148,968	1,613,323
Government Properties Income Trust (REIT)	37,868	961,469
Gramercy Property Trust, Inc. (REIT)	119,839	725,026
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	21,705	311,250
Hatteras Financial Corp. (REIT)	96,726	1,916,142
Healthcare Realty Trust, Inc. (REIT)	98,740	2,509,971
Hersha Hospitality Trust (REIT)	207,365	1,391,419
Highwoods Properties, Inc. (REIT)	92,056	3,861,749
Hudson Pacific Properties, Inc. (REIT)	56,737	1,437,716
Inland Real Estate Corp. (REIT)	90,369	960,623
Invesco Mortgage Capital, Inc. (REIT)	126,963	2,204,078
Investors Real Estate Trust (REIT)	109,658	1,009,950
iStar Financial, Inc. (REIT)*	86,986	1,303,050
Kite Realty Group Trust (REIT)	133,210	817,909
LaSalle Hotel Properties (REIT)	104,934	3,703,121
Lexington Realty Trust (REIT)	208,161	2,291,853
LTC Properties, Inc. (REIT)	36,482	1,424,257
Mack-Cali Realty Corp. (REIT)	89,027	1,912,300
Medical Properties Trust, Inc. (REIT)	176,710	2,339,640
Monmouth Real Estate Investment Corp. (REIT), Class A	58,384	586,175
National Health Investors, Inc. (REIT)	33,775	2,112,964
New Residential Investment Corp. (REIT)	290,157	1,827,989
New York Mortgage Trust, Inc. (REIT)	95,435	745,347
New York REIT, Inc. (REIT)	177,838	1,966,888
One Liberty Properties, Inc. (REIT)	13,236	282,456
Owens Realty Mortgage, Inc. (REIT)	10,571	205,606
Parkway Properties, Inc./Maryland (REIT)	72,318	1,493,367

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Pebblebrook Hotel Trust (REIT)	65,284	$2,412,897
Pennsylvania Real Estate Investment Trust (REIT)	70,714	1,330,838
PennyMac Mortgage Investment Trust (REIT)	65,650	1,440,361
Physicians Realty Trust (REIT)	35,526	511,219
Potlatch Corp. (REIT)	42,103	1,743,064
PS Business Parks, Inc. (REIT)	20,043	1,673,390
QTS Realty Trust, Inc. (REIT), Class A	13,341	381,953
RAIT Financial Trust (REIT)	78,975	653,123
Ramco-Gershenson Properties Trust (REIT)	70,766	1,176,131
Redwood Trust, Inc. (REIT)	85,074	1,656,391
Resource Capital Corp. (REIT)	133,427	751,194
Retail Opportunity Investments Corp. (REIT)	74,888	1,177,988
Rexford Industrial Realty, Inc. (REIT)	29,742	423,526
RLJ Lodging Trust (REIT)	132,616	3,831,276
Rouse Properties, Inc. (REIT)	37,640	644,020
Ryman Hospitality Properties, Inc. (REIT)	44,465	2,140,990
Sabra Health Care REIT, Inc. (REIT)	48,882	1,403,402
Saul Centers, Inc. (REIT)	10,431	506,947
Select Income REIT (REIT)	37,911	1,123,682
Silver Bay Realty Trust Corp. (REIT)	33,896	553,183
Sovran Self Storage, Inc. (REIT)	34,004	2,626,809
STAG Industrial, Inc. (REIT)	53,363	1,281,246
Strategic Hotels & Resorts, Inc. (REIT)*	250,274	2,930,709
Summit Hotel Properties, Inc. (REIT)	86,833	920,430
Sun Communities, Inc. (REIT)	42,285	2,107,484
Sunstone Hotel Investors, Inc. (REIT)	187,623	2,801,211
Terreno Realty Corp. (REIT)	34,659	669,959
Trade Street Residential, Inc. (REIT)	18,147	135,921
UMH Properties, Inc. (REIT)	21,388	214,522
Universal Health Realty Income Trust (REIT)	6,367	276,837
Urstadt Biddle Properties, Inc. (REIT), Class A	13,380	279,374
Washington Real Estate Investment Trust (REIT)	69,135	1,796,127
Western Asset Mortgage Capital Corp. (REIT)	42,068	596,104
Whitestone REIT (REIT)	24,581	366,503
Winthrop Realty Trust (REIT)	37,794	580,138

		145,768,237

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	49,549	2,053,806
Altisource Asset Management Corp.*	1,422	1,028,191
Altisource Portfolio Solutions S.A.*	14,630	1,676,305

AV Homes, Inc.*	11,041	$180,520
Consolidated-Tomoka Land Co.	4,595	210,911
Forestar Group, Inc.*	35,456	676,855
Kennedy-Wilson Holdings, Inc.	72,151	1,935,090
RE/MAX Holdings, Inc., Class A	11,074	327,680
St. Joe Co.*	38,237	972,367
Tejon Ranch Co.*	13,879	446,765

		9,508,490

Thrifts & Mortgage Finance (1.3%)
Astoria Financial Corp.	87,738	1,180,076
Bank Mutual Corp.	47,554	275,813
BankFinancial Corp.	20,541	229,238
BBX Capital Corp., Class A*	8,471	152,478
Beneficial Mutual Bancorp, Inc.*	30,435	412,699
Berkshire Hills Bancorp, Inc.	25,666	595,964
BofI Holding, Inc.*	14,318	1,051,943
Brookline Bancorp, Inc.	72,029	674,912
Capitol Federal Financial, Inc.	144,498	1,757,096
Charter Financial Corp./Maryland	23,636	262,360
Clifton Bancorp, Inc.	24,973	316,408
Dime Community Bancshares, Inc.	33,333	526,328
ESB Financial Corp.	13,408	173,499
Essent Group Ltd.*	41,683	837,411
EverBank Financial Corp.	91,107	1,836,717
Federal Agricultural Mortgage Corp., Class C	10,763	334,514
First Defiance Financial Corp.	10,119	290,415
First Financial Northwest, Inc.	15,572	169,268
Flagstar Bancorp, Inc.*	20,576	372,426
Fox Chase Bancorp, Inc.	13,031	219,703
Franklin Financial Corp./Virginia*	10,392	225,506
Home Loan Servicing Solutions Ltd.	71,873	1,633,673
HomeStreet, Inc.	14,644	269,010
Kearny Financial Corp.*	14,692	222,437
Ladder Capital Corp., Class A*	15,865	286,680
Meridian Interstate Bancorp, Inc.*	8,584	220,437
Meta Financial Group, Inc.	6,166	246,640
MGIC Investment Corp.*	341,263	3,153,270
NASB Financial, Inc.	4,167	98,549
NMI Holdings, Inc., Class A*	49,690	521,745
Northfield Bancorp, Inc.	54,561	715,295
Northwest Bancshares, Inc.	95,426	1,294,931
OceanFirst Financial Corp.	14,114	233,728
Oritani Financial Corp.	46,530	716,097
PennyMac Financial Services, Inc., Class A*	12,395	188,280
Provident Financial Services, Inc.	60,877	1,054,390
Radian Group, Inc.	192,927	2,857,249
Stonegate Mortgage Corp.*	14,076	196,360
Territorial Bancorp, Inc.	9,671	201,930
Tree.com, Inc.*	6,665	194,218
TrustCo Bank Corp.	96,154	642,309

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

United Community Financial Corp./Ohio*	50,160	$207,161
United Financial Bancorp, Inc.	53,627	726,646
Walker & Dunlop, Inc.*	18,298	258,185
Washington Federal, Inc.	100,120	2,245,692
Waterstone Financial, Inc.	33,974	387,643
WSFS Financial Corp.	8,807	648,812

		31,316,141

Total Financials		405,809,201

Health Care (9.7%)
Biotechnology (3.7%)
ACADIA Pharmaceuticals, Inc.*	79,658	1,799,474
Acceleron Pharma, Inc.*	16,489	560,131
Achillion Pharmaceuticals, Inc.*	98,313	744,229
Acorda Therapeutics, Inc.*	42,109	1,419,494
Actinium Pharmaceuticals, Inc.*	18,969	136,956
Adamas Pharmaceuticals, Inc.*	2,626	48,003
Aegerion Pharmaceuticals, Inc.*	29,825	957,084
Agenus, Inc.*	61,231	197,164
Agios Pharmaceuticals, Inc.*	13,632	624,618
Akebia Therapeutics, Inc.*	7,765	215,789
Alder Biopharmaceuticals, Inc.*	7,940	159,356
AMAG Pharmaceuticals, Inc.*	22,326	462,595
Anacor Pharmaceuticals, Inc.*	33,158	587,891
Applied Genetic Technologies Corp.*	4,768	110,141
Arena Pharmaceuticals, Inc.*	222,432	1,303,452
ARIAD Pharmaceuticals, Inc.*	165,761	1,055,898
Array BioPharma, Inc.*	128,275	584,934
Arrowhead Research Corp.*	52,260	747,841
Auspex Pharmaceuticals, Inc.*	8,410	187,291
BioCryst Pharmaceuticals, Inc.*	70,381	897,358
BioSpecifics Technologies Corp.*	3,497	94,279
BioTime, Inc.*	50,995	155,535
Bluebird Bio, Inc.*	19,097	736,571
Cara Therapeutics, Inc.*	5,579	94,955
Celldex Therapeutics, Inc.*	90,335	1,474,267
Cellular Dynamics International, Inc.*	9,171	133,621
Cepheid, Inc.*	70,275	3,368,984
ChemoCentryx, Inc.*	27,096	158,512
Chimerix, Inc.*	26,961	591,524
Clovis Oncology, Inc.*	24,883	1,030,405
CTI BioPharma Corp.*	136,345	383,129
Cytokinetics, Inc.*	35,112	167,835
Cytori Therapeutics, Inc.*	67,518	161,368
CytRx Corp.*	55,906	233,687
Dendreon Corp.*	163,963	377,115
Dicerna Pharmaceuticals, Inc.*	3,843	86,737
Durata Therapeutics, Inc.*	15,739	268,035
Dyax Corp.*	137,635	1,321,296
Dynavax Technologies Corp.*	267,840	428,544
Eleven Biotherapeutics, Inc.*	4,510	59,442
Emergent Biosolutions, Inc.*	29,372	659,695
Enanta Pharmaceuticals, Inc.*	10,401	447,971
Epizyme, Inc.*	12,763	397,185
Esperion Therapeutics, Inc.*	4,685	74,210
Exact Sciences Corp.*	83,921	1,429,175

Exelixis, Inc.*	197,659	$670,064
Five Prime Therapeutics, Inc.*	16,987	264,148
Flexion Therapeutics, Inc.*	4,659	62,803
Foundation Medicine, Inc.*	13,957	376,281
Galectin Therapeutics, Inc.*	17,927	247,572
Galena Biopharma, Inc.*	120,244	367,947
Genocea Biosciences, Inc.*	4,365	81,844
Genomic Health, Inc.*	17,042	466,951
Geron Corp.*	160,301	514,566
Halozyme Therapeutics, Inc.*	104,250	1,029,990
Heron Therapeutics, Inc.*	18,694	230,310
Hyperion Therapeutics, Inc.*	13,627	355,665
Idenix Pharmaceuticals, Inc.*	118,559	2,857,272
Idera Pharmaceuticals, Inc.*	59,946	173,843
ImmunoGen, Inc.*	86,852	1,029,196
Immunomedics, Inc.*	84,170	307,221
Infinity Pharmaceuticals, Inc.*	49,431	629,751
Inovio Pharmaceuticals, Inc.*	60,429	653,237
Insmed, Inc.*	39,534	789,889
Insys Therapeutics, Inc.*	10,096	315,298
InterMune, Inc.*	99,800	4,406,170
Intrexon Corp.*	35,712	897,443
Ironwood Pharmaceuticals, Inc.*	120,362	1,845,149
Isis Pharmaceuticals, Inc.*	118,543	4,083,806
Karyopharm Therapeutics, Inc.*	12,451	579,594
Keryx Biopharmaceuticals, Inc.*	92,616	1,424,434
Kindred Biosciences, Inc.*	10,718	199,784
KYTHERA Biopharmaceuticals, Inc.*	17,483	670,823
Lexicon Pharmaceuticals, Inc.*	234,286	377,200
Ligand Pharmaceuticals, Inc.*	20,881	1,300,677
MacroGenics, Inc.*	19,931	433,101
MannKind Corp.*	229,820	2,525,722
Merrimack Pharmaceuticals, Inc.*	99,511	725,435
MiMedx Group, Inc.*	94,145	667,488
Mirati Therapeutics, Inc.*	6,784	135,680
Momenta Pharmaceuticals, Inc.*	49,018	592,137
NanoViricides, Inc.*	38,780	164,039
Navidea Biopharmaceuticals, Inc.*	150,922	223,365
NeoStem, Inc.*	23,009	150,019
Neuralstem, Inc.*	68,296	288,209
Neurocrine Biosciences, Inc.*	76,944	1,141,849
NewLink Genetics Corp.*	20,007	531,186
Northwest Biotherapeutics, Inc.*	35,831	240,426
Novavax, Inc.*	211,065	975,120
NPS Pharmaceuticals, Inc.*	107,248	3,544,546
Ohr Pharmaceutical, Inc.*	20,784	197,656
OncoMed Pharmaceuticals, Inc.*	12,484	290,877
Oncothyreon, Inc.*	68,381	221,554
Ophthotech Corp.*	13,972	591,155
OPKO Health, Inc.*	198,665	1,756,199
Orexigen Therapeutics, Inc.*	117,454	725,866
Organovo Holdings, Inc.*	62,304	520,238
Osiris Therapeutics, Inc.*	18,942	295,874
OvaScience, Inc.*	14,808	135,789
PDL BioPharma, Inc.	162,225	1,570,338
Peregrine Pharmaceuticals, Inc.*	181,863	341,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Portola Pharmaceuticals, Inc.*	36,838	$1,074,933
Progenics Pharmaceuticals, Inc.*	71,014	306,070
Prothena Corp. plc*	22,049	497,205
PTC Therapeutics, Inc.*	22,255	581,746
Puma Biotechnology, Inc.*	23,496	1,550,736
Raptor Pharmaceutical Corp.*	63,261	730,665
Receptos, Inc.*	15,570	663,282
Regado Biosciences, Inc.*	14,695	99,779
Regulus Therapeutics, Inc.*	13,319	107,085
Repligen Corp.*	32,564	742,134
Retrophin, Inc.*	21,584	253,396
Rigel Pharmaceuticals, Inc.*	90,047	326,871
Sangamo BioSciences, Inc.*	68,737	1,049,614
Sarepta Therapeutics, Inc.*	41,169	1,226,425
Spectrum Pharmaceuticals, Inc.*	66,186	538,092
Stemline Therapeutics, Inc.*	11,676	171,287
Sunesis Pharmaceuticals, Inc.*	49,715	324,142
Synageva BioPharma Corp.*	21,591	2,262,737
Synergy Pharmaceuticals, Inc.*	94,231	383,520
Synta Pharmaceuticals Corp.*	58,232	238,169
TESARO, Inc.*	19,389	603,192
TG Therapeutics, Inc.*	23,639	221,970
Threshold Pharmaceuticals, Inc.*	52,663	208,545
Ultragenyx Pharmaceutical, Inc.*	6,812	305,791
Vanda Pharmaceuticals, Inc.*	34,506	558,307
Verastem, Inc.*	20,822	188,647
Versartis, Inc.*	6,850	192,074
Vital Therapies, Inc.*	5,153	140,368
Xencor, Inc.*	15,285	177,612
XOMA Corp.*	84,565	388,153
ZIOPHARM Oncology, Inc.*	83,020	334,571

		89,775,592

Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.	22,693	1,005,527
ABIOMED, Inc.*	40,155	1,009,497
Accuray, Inc.*	77,364	680,803
Analogic Corp.	12,525	979,956
AngioDynamics, Inc.*	25,359	414,112
Anika Therapeutics, Inc.*	14,539	673,592
Antares Pharma, Inc.*	118,314	315,898
AtriCure, Inc.*	27,586	507,031
Atrion Corp.	1,571	512,146
Cantel Medical Corp.	34,003	1,245,190
Cardiovascular Systems, Inc.*	27,878	868,678
Cerus Corp.*	73,350	304,402
CONMED Corp.	27,524	1,215,185
CryoLife, Inc.	28,084	251,352
Cyberonics, Inc.*	27,177	1,697,475
Cynosure, Inc., Class A*	22,403	476,064
Derma Sciences, Inc.*	22,651	261,846
DexCom, Inc.*	75,550	2,996,313
Endologix, Inc.*	65,120	990,475
Exactech, Inc.*	9,681	244,252
GenMark Diagnostics, Inc.*	41,678	563,903
Globus Medical, Inc., Class A*	66,186	1,583,169
Greatbatch, Inc.*	25,032	1,228,070
Haemonetics Corp.*	52,554	1,854,105
HeartWare International, Inc.*	17,154	1,518,129
ICU Medical, Inc.*	13,435	816,982

Inogen, Inc.*	5,587	$126,043
Insulet Corp.*	55,902	2,217,632
Integra LifeSciences Holdings Corp.*	25,033	1,178,053
Invacare Corp.	32,726	601,177
K2M Group Holdings, Inc.*	8,529	126,912
LDR Holding Corp.*	16,480	412,165
Masimo Corp.*	48,929	1,154,724
Meridian Bioscience, Inc.	42,028	867,458
Merit Medical Systems, Inc.*	44,009	664,536
Natus Medical, Inc.*	32,680	821,575
Neogen Corp.*	37,052	1,499,494
NuVasive, Inc.*	47,143	1,676,876
NxStage Medical, Inc.*	61,788	887,894
OraSure Technologies, Inc.*	57,245	492,879
Orthofix International N.V.*	18,710	678,237
Oxford Immunotec Global plc*	12,544	211,116
PhotoMedex, Inc.*	13,751	168,450
Quidel Corp.*	29,020	641,632
Rockwell Medical, Inc.*	41,250	494,587
RTI Surgical, Inc.*	57,823	251,530
Spectranetics Corp.*	41,917	959,061
STAAR Surgical Co.*	38,720	650,496
STERIS Corp.	59,519	3,183,076
SurModics, Inc.*	14,124	302,536
Symmetry Medical, Inc.*	38,243	338,833
Tandem Diabetes Care, Inc.*	8,952	145,560
Thoratec Corp.*	57,346	1,999,082
Tornier N.V.*	35,620	832,796
TransEnterix, Inc.*	28,144	141,846
TriVascular Technologies, Inc.*	7,162	111,512
Unilife Corp.*	105,997	313,751
Utah Medical Products, Inc.	3,632	186,830
Vascular Solutions, Inc.*	17,294	383,754
Veracyte, Inc.*	6,411	109,756
Volcano Corp.*	52,093	917,358
West Pharmaceutical Services, Inc.	71,165	3,001,740
Wright Medical Group, Inc.*	50,202	1,576,343
Zeltiq Aesthetics, Inc.*	29,126	442,424

		54,983,876

Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc.*	36,937	1,680,633
Addus HomeCare Corp.*	6,353	142,815
Air Methods Corp.*	39,602	2,045,443
Alliance HealthCare Services, Inc.*	5,198	140,346
Almost Family, Inc.*	8,712	192,361
Amedisys, Inc.*	28,259	473,056
AMN Healthcare Services, Inc.*	47,362	582,553
Amsurg Corp.*	32,951	1,501,577
Bio-Reference Labs, Inc.*	25,042	756,769
BioScrip, Inc.*	68,862	574,309
BioTelemetry, Inc.*	25,612	183,638
Capital Senior Living Corp.*	29,688	707,762
Chemed Corp.	17,730	1,661,656
Chindex International, Inc.*	13,956	330,618
CorVel Corp.*	11,407	515,368
Cross Country Healthcare, Inc.*	31,050	202,446
Emeritus Corp.*	38,138	1,207,068
Ensign Group, Inc.	20,319	631,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

ExamWorks Group, Inc.*	35,071	$1,112,803
Five Star Quality Care, Inc.*	44,161	221,247
Gentiva Health Services, Inc.*	32,091	483,290
Hanger, Inc.*	35,627	1,120,469
HealthSouth Corp.	89,205	3,199,783
Healthways, Inc.*	32,284	566,261
IPC The Hospitalist Co., Inc.*	17,405	769,649
Kindred Healthcare, Inc.	55,417	1,280,133
Landauer, Inc.	9,733	408,786
LHC Group, Inc.*	12,685	271,078
Magellan Health, Inc.*	27,886	1,735,625
Molina Healthcare, Inc.*	30,475	1,360,099
MWI Veterinary Supply, Inc.*	13,002	1,846,154
National Healthcare Corp.	10,564	594,648
National Research Corp., Class A*	9,513	133,087
National Research Corp., Class B*	546	21,316
Owens & Minor, Inc.	63,429	2,155,317
PharMerica Corp.*	30,476	871,309
Providence Service Corp.*	11,885	434,872
RadNet, Inc.*	32,493	215,429
Select Medical Holdings Corp.	78,756	1,228,594
Skilled Healthcare Group, Inc., Class A*	23,401	147,192
Surgical Care Affiliates, Inc.*	12,678	368,676
Team Health Holdings, Inc.*	70,889	3,540,197
Triple-S Management Corp., Class B*	25,097	449,989
U.S. Physical Therapy, Inc.	12,528	428,332
Universal American Corp.	41,112	342,463
WellCare Health Plans, Inc.*	42,318	3,159,462

		41,996,193

Health Care Technology (0.4%)
Castlight Health, Inc., Class B*	13,019	197,889
Computer Programs & Systems, Inc.	11,381	723,832
HealthStream, Inc.*	21,288	517,298
HMS Holdings Corp.*	88,609	1,808,510
MedAssets, Inc.*	61,740	1,410,142
Medidata Solutions, Inc.*	54,713	2,342,263
Merge Healthcare, Inc.*	72,744	165,129
Omnicell, Inc.*	37,196	1,067,897
Quality Systems, Inc.	49,906	800,991
Vocera Communications, Inc.*	22,695	299,574

		9,333,525

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc.*	22,777	592,202
Affymetrix, Inc.*	73,428	654,244
Albany Molecular Research, Inc.*	23,924	481,351
Cambrex Corp.*	30,994	641,576
Enzo Biochem, Inc.*	33,329	174,977
Fluidigm Corp.*	28,288	831,667
Furiex Pharmaceuticals, Inc.*	7,248	769,593
Luminex Corp.*	38,109	653,569
NanoString Technologies, Inc.*	9,735	145,538
Pacific Biosciences of California, Inc.*	57,744	356,858

PAREXEL International Corp.*	57,410	$3,033,544
Sequenom, Inc.*	119,411	462,121

		8,797,240

Pharmaceuticals (1.2%)
AcelRx Pharmaceuticals, Inc.*	25,115	257,429
Achaogen, Inc.*	6,549	91,424
Aerie Pharmaceuticals, Inc.*	10,523	260,655
Akorn, Inc.*	62,903	2,091,525
Alimera Sciences, Inc.*	26,264	157,059
Ampio Pharmaceuticals, Inc.*	41,478	346,341
ANI Pharmaceuticals, Inc.*	6,853	236,017
Aratana Therapeutics, Inc.*	24,130	376,669
Auxilium Pharmaceuticals, Inc.*	50,969	1,022,438
AVANIR Pharmaceuticals, Inc., Class A*	162,457	916,257
BioDelivery Sciences International, Inc.*	42,311	510,694
Bio-Path Holdings, Inc.*	71,345	217,602
Cempra, Inc.*	22,913	245,856
Corcept Therapeutics, Inc.*	56,285	157,598
Depomed, Inc.*	58,561	813,998
Egalet Corp.*	4,002	52,506
Endocyte, Inc.*	37,507	247,171
Horizon Pharma, Inc.*	65,785	1,040,719
Impax Laboratories, Inc.*	70,800	2,123,292
Intra-Cellular Therapies, Inc.*	16,699	281,545
Lannett Co., Inc.*	25,936	1,286,944
Medicines Co.*	65,625	1,907,062
Nektar Therapeutics*	128,531	1,647,767
Omeros Corp.*	34,604	602,110
Omthera Pharmaceuticals, Inc.(b)*†	4,193	2,516
Pacira Pharmaceuticals, Inc.*	35,981	3,305,215
Pain Therapeutics, Inc.*	36,019	207,109
Pernix Therapeutics Holdings, Inc.*	33,407	299,995
Phibro Animal Health Corp., Class A*	14,552	319,416
Pozen, Inc.*	27,917	232,549
Prestige Brands Holdings, Inc.*	52,430	1,776,853
Relypsa, Inc.*	16,900	411,008
Repros Therapeutics, Inc.*	23,663	409,370
Revance Therapeutics, Inc.*	7,222	245,548
Sagent Pharmaceuticals, Inc.*	22,011	569,204
SciClone Pharmaceuticals, Inc.*	53,580	281,831
Sucampo Pharmaceuticals, Inc., Class A*	17,240	118,956
Supernus Pharmaceuticals, Inc.*	29,363	321,525
Tetraphase Pharmaceuticals, Inc.*	22,023	297,090
TherapeuticsMD, Inc.*	101,425	448,299
Theravance Biopharma, Inc.*	23,668	754,536
Theravance, Inc.*	82,697	2,462,717
VIVUS, Inc.*	91,849	488,637
XenoPort, Inc.*	58,004	280,159
Zogenix, Inc.*	123,766	248,770

		30,371,981

Total Health Care		235,258,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (10.1%)
Aerospace & Defense (1.2%)
AAR Corp.	39,924	$1,100,306
Aerovironment, Inc.*	19,205	610,719
American Science & Engineering, Inc.	7,985	555,676
Astronics Corp.*	15,831	893,660
Cubic Corp.	20,691	920,956
Curtiss-Wright Corp.	48,506	3,180,053
DigitalGlobe, Inc.*	76,207	2,118,555
Ducommun, Inc.*	10,833	283,066
Engility Holdings, Inc.*	17,855	683,132
Esterline Technologies Corp.*	32,070	3,691,898
GenCorp, Inc.*	60,688	1,159,141
HEICO Corp.	67,091	3,484,707
KEYW Holding Corp.*	33,170	416,947
Kratos Defense & Security Solutions, Inc.*	45,648	356,054
LMI Aerospace, Inc.*	11,120	145,450
Moog, Inc., Class A*	44,885	3,271,668
National Presto Industries, Inc.	4,891	356,260
Orbital Sciences Corp.*	61,147	1,806,894
SIFCO Industries, Inc.	2,200	68,640
Sparton Corp.*	10,461	290,188
Taser International, Inc.*	54,736	727,989
Teledyne Technologies, Inc.*	37,837	3,676,621

		29,798,580

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	53,368	446,690
Atlas Air Worldwide Holdings, Inc.*	25,621	944,134
Echo Global Logistics, Inc.*	23,403	448,635
Forward Air Corp.	31,326	1,498,949
Hub Group, Inc., Class A*	37,254	1,877,602
Park-Ohio Holdings Corp.	8,929	518,864
UTi Worldwide, Inc.*	92,453	955,964
XPO Logistics, Inc.*	53,200	1,522,584

		8,213,422

Airlines (0.3%)
Allegiant Travel Co.	13,899	1,636,885
Hawaiian Holdings, Inc.*	45,921	629,577
JetBlue Airways Corp.*	250,763	2,720,779
Republic Airways Holdings, Inc.*	50,516	547,593
SkyWest, Inc.	51,626	630,870

		6,165,704

Building Products (0.5%)
AAON, Inc.	28,426	952,839
American Woodmark Corp.*	12,273	391,140
Apogee Enterprises, Inc.	29,402	1,024,954
Builders FirstSource, Inc.*	46,318	346,459
Continental Building Products, Inc.*	12,458	191,853
Gibraltar Industries, Inc.*	31,312	485,649
Griffon Corp.	40,621	503,700
Insteel Industries, Inc.	18,596	365,411
Masonite International Corp.*	29,484	1,658,770
NCI Building Systems, Inc.*	28,035	544,720

Norcraft Cos., Inc.*	7,639	$109,314
Nortek, Inc.*	9,281	833,063
Patrick Industries, Inc.*	8,205	382,271
PGT, Inc.*	47,118	399,089
Ply Gem Holdings, Inc.*	20,898	211,070
Quanex Building Products Corp.	37,980	678,703
Simpson Manufacturing Co., Inc.	41,516	1,509,522
Trex Co., Inc.*	34,034	980,860
Universal Forest Products, Inc.	20,243	977,130

		12,546,517

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	56,184	1,515,844
ACCO Brands Corp.*	116,203	744,861
ARC Document Solutions, Inc.*	40,865	239,469
Brady Corp., Class A	47,986	1,433,342
Brink’s Co.	48,799	1,377,108
Casella Waste Systems, Inc., Class A*	40,389	202,349
CECO Environmental Corp.	20,484	319,346
Cenveo, Inc.*	56,727	210,457
Civeo Corp.*	93,949	2,351,543
Deluxe Corp.	50,513	2,959,052
Ennis, Inc.	26,508	404,512
G&K Services, Inc., Class A	20,109	1,047,076
Healthcare Services Group, Inc.	70,813	2,084,735
Heritage-Crystal Clean, Inc.*	9,202	180,635
Herman Miller, Inc.	59,729	1,806,205
HNI Corp.	45,468	1,778,253
InnerWorkings, Inc.*	37,053	314,950
Interface, Inc.	66,565	1,254,085
Kimball International, Inc., Class B	34,176	571,423
Knoll, Inc.	49,033	849,742
McGrath RentCorp	26,114	959,690
Mobile Mini, Inc.	46,875	2,244,844
MSA Safety, Inc.	29,530	1,697,384
Multi-Color Corp.	12,711	508,567
NL Industries, Inc.	7,207	66,953
Performant Financial Corp.*	29,380	296,738
Quad/Graphics, Inc.	27,319	611,126
Quest Resource Holding Corp.*	10,414	54,257
Schawk, Inc.	12,489	254,276
SP Plus Corp.*	16,074	343,823
Steelcase, Inc., Class A	83,429	1,262,281
Team, Inc.*	20,872	856,169
Tetra Tech, Inc.	65,634	1,804,935
U.S. Ecology, Inc.	21,837	1,068,921
UniFirst Corp.	14,896	1,578,976
United Stationers, Inc.	39,696	1,646,193
Viad Corp.	20,672	492,820
West Corp.	38,261	1,025,395

		38,418,335

Construction & Engineering (0.6%)
Aegion Corp.*	38,547	896,989
Ameresco, Inc., Class A*	19,895	139,862
Argan, Inc.	12,852	479,251
Comfort Systems USA, Inc.	38,046	601,127
Dycom Industries, Inc.*	34,376	1,076,313
EMCOR Group, Inc.	67,829	3,020,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Furmanite Corp.*	38,501	$448,152
Granite Construction, Inc.	39,392	1,417,324
Great Lakes Dredge & Dock Corp.*	61,324	489,979
Layne Christensen Co.*	20,541	273,195
MasTec, Inc.*	62,448	1,924,647
MYR Group, Inc.*	21,745	550,801
Northwest Pipe Co.*	9,816	395,879
Orion Marine Group, Inc.*	27,804	301,117
Pike Corp.*	26,886	240,899
Primoris Services Corp.	38,149	1,100,217
Sterling Construction Co., Inc.*	19,105	179,205
Tutor Perini Corp.*	37,680	1,195,963

		14,731,345

Electrical Equipment (0.8%)
AZZ, Inc.	25,836	1,190,523
Capstone Turbine Corp.*(b)	334,328	504,835
Encore Wire Corp.	20,966	1,028,173
EnerSys, Inc.	47,303	3,253,973
Enphase Energy, Inc.*	18,274	156,243
Franklin Electric Co., Inc.	48,066	1,938,502
FuelCell Energy, Inc.*	222,685	534,444
Generac Holdings, Inc.*	69,320	3,378,657
General Cable Corp.	49,114	1,260,265
Global Power Equipment Group, Inc.	17,507	282,913
GrafTech International Ltd.*	118,894	1,243,631
LSI Industries, Inc.	21,275	169,774
Plug Power, Inc.*	168,318	787,728
Polypore International, Inc.*	45,563	2,174,722
Powell Industries, Inc.	9,420	615,880
Power Solutions International, Inc.*	4,474	321,994
PowerSecure International, Inc.*	22,647	220,582
Preformed Line Products Co.	2,716	146,202
Revolution Lighting Technologies, Inc.*	32,283	74,251
Thermon Group Holdings, Inc.*	32,003	842,319
Vicor Corp.*	17,543	147,010

		20,272,621

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	36,806	1,219,751

Machinery (2.3%)
Accuride Corp.*	40,323	197,180
Actuant Corp., Class A	71,614	2,475,696
Alamo Group, Inc.	7,216	390,313
Albany International Corp., Class A	28,345	1,075,976
Altra Industrial Motion Corp.	27,329	994,502
American Railcar Industries, Inc.	9,542	646,661
ARC Group Worldwide, Inc.*	3,006	45,691
Astec Industries, Inc.	19,077	837,099
Barnes Group, Inc.	54,557	2,102,627
Blount International, Inc.*	50,329	710,142
Briggs & Stratton Corp.	47,057	962,786
Chart Industries, Inc.*	30,718	2,541,607
CIRCOR International, Inc.	17,839	1,375,922

CLARCOR, Inc.	50,688	$3,135,053
Columbus McKinnon Corp.	20,161	545,355
Commercial Vehicle Group, Inc.*	26,594	267,004
Douglas Dynamics, Inc.	22,689	399,780
Dynamic Materials Corp.	14,052	310,971
Energy Recovery, Inc.*	40,383	198,684
EnPro Industries, Inc.*	22,945	1,678,656
ESCO Technologies, Inc.	26,789	927,971
ExOne Co.*	10,012	396,675
Federal Signal Corp.	63,689	933,044
FreightCar America, Inc.	12,316	308,393
Global Brass & Copper Holdings, Inc.	21,254	359,193
Gorman-Rupp Co.	19,001	672,065
Graham Corp.	10,362	360,701
Greenbrier Cos., Inc.*	27,823	1,602,605
Harsco Corp.	80,395	2,140,919
Hurco Cos., Inc.	6,752	190,406
Hyster-Yale Materials Handling, Inc.	10,375	918,603
John Bean Technologies Corp.	29,440	912,346
Kadant, Inc.	11,337	435,908
L.B. Foster Co., Class A	10,515	569,072
Lindsay Corp.	12,950	1,093,887
Lydall, Inc.*	17,387	475,882
Manitex International, Inc.*	14,275	231,826
Meritor, Inc.*	98,961	1,290,451
Miller Industries, Inc.	11,490	236,464
Mueller Industries, Inc.	57,117	1,679,811
Mueller Water Products, Inc., Class A	160,726	1,388,673
NN, Inc.	17,790	455,068
Omega Flex, Inc.	2,573	50,482
Proto Labs, Inc.*	22,784	1,866,465
RBC Bearings, Inc.	23,464	1,502,869
Rexnord Corp.*	75,413	2,122,876
Standex International Corp.	12,931	963,101
Sun Hydraulics Corp.	22,299	905,339
Tennant Co.	18,565	1,416,881
Titan International, Inc.	44,804	753,603
TriMas Corp.*	45,660	1,741,016
Twin Disc, Inc.	8,396	277,488
Wabash National Corp.*	69,795	994,579
Watts Water Technologies, Inc., Class A	28,638	1,767,824
Woodward, Inc.	66,789	3,351,472
Xerium Technologies, Inc.*	11,282	157,497

		56,343,160

Marine (0.2%)
Baltic Trading Ltd.	48,447	289,713
International Shipholding Corp.	5,986	137,199
Matson, Inc.	43,402	1,164,910
Navios Maritime Holdings, Inc.	78,878	798,246
Safe Bulkers, Inc.	38,232	373,144
Scorpio Bulkers, Inc.*	136,233	1,212,474
Ultrapetrol Bahamas Ltd.*	21,191	62,937

		4,038,623

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (1.0%)
Acacia Research Corp.	50,639	$898,842
Advisory Board Co.*	36,916	1,912,249
Barrett Business Services, Inc.	7,273	341,831
CBIZ, Inc.*	41,146	371,548
CDI Corp.	14,427	207,893
Corporate Executive Board Co.	34,122	2,327,803
Corporate Resource Services, Inc.*	15,059	44,876
CRA International, Inc.*	10,548	243,131
Exponent, Inc.	13,277	983,958
Franklin Covey Co.*	10,844	218,290
FTI Consulting, Inc.*	41,241	1,559,735
GP Strategies Corp.*	15,236	394,308
Heidrick & Struggles International, Inc.	18,557	343,304
Hill International, Inc.*	23,401	145,788
Huron Consulting Group, Inc.*	23,794	1,685,091
ICF International, Inc.*	20,251	716,075
Insperity, Inc.	22,919	756,327
Kelly Services, Inc., Class A	27,775	476,897
Kforce, Inc.	27,819	602,281
Korn/Ferry International*	50,266	1,476,312
Mistras Group, Inc.*	16,513	404,899
Navigant Consulting, Inc.*	50,000	872,500
On Assignment, Inc.*	54,680	1,944,968
Paylocity Holding Corp.*	8,286	179,226
Pendrell Corp.*	166,414	292,889
Resources Connection, Inc.	39,389	516,390
RPX Corp.*	52,838	937,875
TriNet Group, Inc.*	15,601	375,516
TrueBlue, Inc.*	41,836	1,153,419
VSE Corp.	4,272	300,407
WageWorks, Inc.*	35,362	1,704,802

		24,389,430

Road & Rail (0.5%)
ArcBest Corp.	26,369	1,147,315
Celadon Group, Inc.	21,129	450,470
Heartland Express, Inc.	54,524	1,163,542
Knight Transportation, Inc.	60,350	1,434,519
Marten Transport Ltd.	24,080	538,188
P.A.M. Transportation Services, Inc.*	2,917	81,559
Patriot Transportation Holding, Inc.*	6,595	230,627
Quality Distribution, Inc.*	27,588	409,958
Roadrunner Transportation Systems, Inc.*	27,975	786,098
Saia, Inc.*	25,013	1,098,821
Swift Transportation Co.*	86,033	2,170,613
Universal Truckload Services, Inc.	6,391	162,076
USA Truck, Inc.*	6,046	112,395
Werner Enterprises, Inc.	45,133	1,196,476
YRC Worldwide, Inc.*	31,671	890,272

		11,872,929

Trading Companies & Distributors (0.7%)
Aceto Corp.	28,837	523,103
Aircastle Ltd.	65,306	1,160,488

Applied Industrial Technologies, Inc.	41,962	$2,128,732
Beacon Roofing Supply, Inc.*	49,767	1,648,283
CAI International, Inc.*	17,907	394,133
DXP Enterprises, Inc.*	13,022	983,682
Erickson, Inc.*	5,545	90,106
General Finance Corp.*	10,119	96,131
H&E Equipment Services, Inc.*	31,543	1,146,273
Houston Wire & Cable Co.	18,171	225,502
Kaman Corp.	27,552	1,177,297
Rush Enterprises, Inc., Class A*	34,803	1,206,620
Stock Building Supply Holdings, Inc.*	14,304	282,218
TAL International Group, Inc.*	34,304	1,521,725
Textainer Group Holdings Ltd.	21,727	839,097
Titan Machinery, Inc.*	17,939	295,276
Watsco, Inc.	25,961	2,667,752

		16,386,418

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	52,339	1,044,686

Total Industrials		245,441,521

Information Technology (13.0%)
Communications Equipment (1.2%)
ADTRAN, Inc.	56,974	1,285,333
Alliance Fiber Optic Products, Inc.	12,681	229,526
Applied Optoelectronics, Inc.*	14,695	340,924
Aruba Networks, Inc.*	107,989	1,891,967
Bel Fuse, Inc., Class B	10,260	263,374
Black Box Corp.	15,872	372,040
CalAmp Corp.*	36,427	789,009
Calix, Inc.*	41,375	338,447
Ciena Corp.*	105,991	2,295,765
Clearfield, Inc.*	11,256	188,988
Comtech Telecommunications Corp.	15,502	578,690
Digi International, Inc.*	26,055	245,438
Emulex Corp.*	81,114	462,350
Extreme Networks, Inc.*	96,877	430,134
Finisar Corp.*	97,620	1,927,995
Harmonic, Inc.*	96,421	719,301
Infinera Corp.*	124,059	1,141,343
InterDigital, Inc.	40,805	1,950,479
Ixia*	58,351	666,952
KVH Industries, Inc.*	15,920	207,438
NETGEAR, Inc.*	36,937	1,284,299
Numerex Corp., Class A*	14,546	167,134
Oclaro, Inc.*	91,777	201,909
Oplink Communications, Inc.*	19,074	323,686
ParkerVision, Inc.*	96,606	142,977
Plantronics, Inc.	42,874	2,060,096
Polycom, Inc.*	138,376	1,733,851
Procera Networks, Inc.*	21,461	216,541
Ruckus Wireless, Inc.*	65,178	776,270
ShoreTel, Inc.*	63,720	415,454
Sonus Networks, Inc.*	246,889	886,332
Tessco Technologies, Inc.	5,624	178,450
Ubiquiti Networks, Inc.*	29,912	1,351,723
ViaSat, Inc.*	41,667	2,415,019

		28,479,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (2.0%)
Aeroflex Holding Corp.*	20,518	$215,439
Agilysys, Inc.*	14,817	208,623
Anixter International, Inc.	27,337	2,735,613
Badger Meter, Inc.	14,589	768,111
Belden, Inc.	44,005	3,439,431
Benchmark Electronics, Inc.*	54,510	1,388,915
Checkpoint Systems, Inc.*	42,385	592,966
Cognex Corp.*	87,662	3,366,221
Coherent, Inc.*	25,160	1,664,837
Control4 Corp.*	11,403	223,043
CTS Corp.	34,284	641,111
CUI Global, Inc.*	19,989	167,908
Daktronics, Inc.	37,784	450,385
DTS, Inc.*	17,499	322,156
Electro Rent Corp.	17,164	287,154
Electro Scientific Industries, Inc.	24,865	169,331
Fabrinet*	35,251	726,170
FARO Technologies, Inc.*	17,465	857,881
FEI Co.	42,582	3,863,465
Gerber Scientific, Inc. (Escrow Shares)(b)*†	14,176	—
GSI Group, Inc.*	31,365	399,276
II-VI, Inc.*	52,734	762,534
Insight Enterprises, Inc.*	41,356	1,271,283
InvenSense, Inc.*	71,678	1,626,374
Itron, Inc.*	39,703	1,609,957
Kemet Corp.*	46,450	267,087
Littelfuse, Inc.	22,683	2,108,385
Maxwell Technologies, Inc.*	30,298	458,409
Measurement Specialties, Inc.*	16,086	1,384,522
Mercury Systems, Inc.*	33,382	378,552
Mesa Laboratories, Inc.	2,829	237,523
Methode Electronics, Inc.	38,303	1,463,558
MTS Systems Corp.	15,307	1,037,202
Multi-Fineline Electronix, Inc.*	8,829	97,472
Newport Corp.*	40,485	748,972
OSI Systems, Inc.*	20,168	1,346,214
Park Electrochemical Corp.	21,205	598,193
PC Connection, Inc.	9,550	197,494
Plexus Corp.*	34,287	1,484,284
RealD, Inc.*	41,196	525,661
Rofin-Sinar Technologies, Inc.*	28,493	684,972
Rogers Corp.*	18,368	1,218,717
Sanmina Corp.*	83,177	1,894,772
ScanSource, Inc.*	28,834	1,097,999
Speed Commerce, Inc.*	48,436	181,151
SYNNEX Corp.*	28,668	2,088,464
TTM Technologies, Inc.*	54,883	450,041
Universal Display Corp.*	41,031	1,317,095
Viasystems Group, Inc.*	4,605	50,148
Vishay Precision Group, Inc.*	12,793	210,573

		49,285,644

Internet Software & Services (2.0%)
Aerohive Networks, Inc.*	9,098	74,786
Amber Road, Inc.*	8,642	139,395
Angie’s List, Inc.*	44,219	527,975
Bankrate, Inc.*	67,372	1,181,705
Bazaarvoice, Inc.*	51,539	406,643
Benefitfocus, Inc.*	5,052	233,503
Blucora, Inc.*	42,697	805,692

Borderfree, Inc.*	5,791	$95,957
Brightcove, Inc.*	32,310	340,547
Carbonite, Inc.*	17,400	208,278
Care.com, Inc.*	7,024	88,924
ChannelAdvisor Corp.*	20,856	549,764
comScore, Inc.*	35,246	1,250,528
Constant Contact, Inc.*	31,865	1,023,185
Conversant, Inc.*	67,773	1,721,434
Cornerstone OnDemand, Inc.*	53,624	2,467,777
Cvent, Inc.*	17,976	522,922
Dealertrack Technologies, Inc.*	53,995	2,448,133
Demand Media, Inc.*	43,308	208,745
Demandware, Inc.*	30,310	2,102,605
Dice Holdings, Inc.*	39,794	302,832
Digital River, Inc.*	33,601	518,463
E2open, Inc.*	23,153	478,573
EarthLink Holdings Corp.	104,749	389,666
Endurance International Group Holdings, Inc.*	30,351	464,067
Envestnet, Inc.*	34,268	1,676,391
Everyday Health, Inc.*	7,463	137,916
Five9, Inc.*	11,501	82,807
Global Eagle Entertainment, Inc.*	38,296	474,870
Gogo, Inc.*	56,286	1,100,954
GrubHub, Inc.*	8,898	315,078
GTT Communications, Inc.*	13,576	138,611
Internap Network Services Corp.*	55,093	388,406
Intralinks Holdings, Inc.*	39,591	351,964
j2 Global, Inc.	47,879	2,435,126
Limelight Networks, Inc.*	60,024	183,673
Liquidity Services, Inc.*	26,760	421,738
LivePerson, Inc.*	55,569	564,025
LogMeIn, Inc.*	24,643	1,148,857
Marchex, Inc., Class B	32,669	392,681
Marin Software, Inc.*	26,054	306,656
Marketo, Inc.*	25,782	749,741
Millennial Media, Inc.*	75,574	377,114
Monster Worldwide, Inc.*	92,451	604,630
Move, Inc.*	40,429	597,945
NIC, Inc.	66,131	1,048,176
OpenTable, Inc.*	23,759	2,461,432
OPOWER, Inc.*	7,583	142,940
Perficient, Inc.*	34,864	678,802
Q2 Holdings, Inc.*	9,690	138,179
QuinStreet, Inc.*	34,633	190,828
RealNetworks, Inc.*	22,833	174,216
Reis, Inc.	8,571	180,677
Rocket Fuel, Inc.*	18,445	573,455
SciQuest, Inc.*	27,673	489,535
Shutterstock, Inc.*	15,322	1,271,420
SPS Commerce, Inc.*	16,480	1,041,371
Stamps.com, Inc.*	14,365	483,957
TechTarget, Inc.*	16,310	143,854
Textura Corp.*	18,689	441,808
Travelzoo, Inc.*	7,813	151,182
Tremor Video, Inc.*	34,942	164,926
TrueCar, Inc.*	7,771	114,855
Trulia, Inc.*	37,288	1,766,705
Unwired Planet, Inc.*	30,709	68,481
Vistaprint N.V.*	33,655	1,361,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Web.com Group, Inc.*	52,271	$1,509,064
WebMD Health Corp.*	39,040	1,885,632
Wix.com Ltd.*	13,923	276,232
XO Group, Inc.*	27,444	335,366
Xoom Corp.*	31,069	818,979
YuMe, Inc.*	17,711	104,495
Zix Corp.*	62,825	214,862

		49,234,392

IT Services (1.7%)
Acxiom Corp.*	77,500	1,680,975
Blackhawk Network Holdings, Inc.*	53,051	1,497,099
CACI International, Inc., Class A*	23,723	1,665,592
Cardtronics, Inc.*	44,995	1,533,430
Cass Information Systems, Inc.	11,376	562,884
CIBER, Inc.*	77,687	383,774
Computer Task Group, Inc.	15,616	257,039
Convergys Corp.	102,332	2,193,998
CSG Systems International, Inc.	34,510	901,056
Datalink Corp.*	19,767	197,670
EPAM Systems, Inc.*	35,894	1,570,363
Euronet Worldwide, Inc.*	51,450	2,481,948
EVERTEC, Inc.	65,758	1,593,974
ExlService Holdings, Inc.*	33,173	976,945
Forrester Research, Inc.	11,141	422,021
Global Cash Access Holdings, Inc.*	67,009	596,380
Hackett Group, Inc.	26,051	155,524
Heartland Payment Systems, Inc.	36,204	1,491,967
Higher One Holdings, Inc.*	34,099	129,917
iGATE Corp.*	37,103	1,350,178
Information Services Group, Inc.*	30,904	148,648
Lionbridge Technologies, Inc.*	64,702	384,330
Luxoft Holding, Inc.*	7,962	287,110
ManTech International Corp., Class A	24,142	712,672
MAXIMUS, Inc.	68,380	2,941,708
ModusLink Global Solutions, Inc.*	39,127	146,335
MoneyGram International, Inc.*	28,987	426,979
NeuStar, Inc., Class A*	22,545	586,621
PRGX Global, Inc.*	30,178	192,837
Sapient Corp.*	115,502	1,876,908
Science Applications International Corp.	41,934	1,851,805
ServiceSource International, Inc.*	68,804	399,063
Sykes Enterprises, Inc.*	40,006	869,330
Syntel, Inc.*	15,675	1,347,423
TeleTech Holdings, Inc.*	17,898	518,863
Unisys Corp.*	51,659	1,278,044
Virtusa Corp.*	26,125	935,275
WEX, Inc.*	39,100	4,104,327

		40,651,012

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.*	41,370	796,373
Alpha & Omega Semiconductor Ltd.*	21,135	195,921

Ambarella, Inc.*	29,036	$905,342
Amkor Technology, Inc.*	85,692	958,037
Applied Micro Circuits Corp.*	78,408	847,590
Audience, Inc.*	13,905	166,304
Axcelis Technologies, Inc.*	112,700	225,400
Brooks Automation, Inc.	67,649	728,580
Cabot Microelectronics Corp.*	24,425	1,090,576
Cascade Microtech, Inc.*	12,482	170,504
Cavium, Inc.*	53,327	2,648,219
CEVA, Inc.*	21,606	319,121
Cirrus Logic, Inc.*	62,796	1,427,981
Cohu, Inc.	25,379	271,555
Cypress Semiconductor Corp.*	159,149	1,736,316
Diodes, Inc.*	36,829	1,066,568
DSP Group, Inc.*	21,867	185,651
Entegris, Inc.*	140,750	1,934,609
Entropic Communications, Inc.*	91,250	303,863
Exar Corp.*	39,389	445,096
Fairchild Semiconductor International, Inc.*	125,140	1,952,184
FormFactor, Inc.*	55,637	462,900
GT Advanced Technologies, Inc.*	137,736	2,561,890
Hittite Microwave Corp.	31,649	2,467,040
Inphi Corp.*	31,453	461,730
Integrated Device Technology, Inc.*	134,991	2,086,961
Integrated Silicon Solution, Inc.*	30,806	455,005
International Rectifier Corp.*	71,898	2,005,954
Intersil Corp., Class A	129,818	1,940,779
IXYS Corp.	24,707	304,390
Kopin Corp.*	67,819	221,090
Lattice Semiconductor Corp.*	119,550	986,288
MA-COM Technology Solutions Holdings, Inc.*	12,067	271,266
MaxLinear, Inc., Class A*	27,872	280,671
Micrel, Inc.	45,471	512,913
Microsemi Corp.*	95,862	2,565,267
MKS Instruments, Inc.	53,914	1,684,273
Monolithic Power Systems, Inc.	39,046	1,653,598
Nanometrics, Inc.*	24,171	441,121
NVE Corp.*	5,056	281,063
OmniVision Technologies, Inc.*	56,505	1,241,980
PDF Solutions, Inc.*	30,768	652,897
Peregrine Semiconductor Corp.*	27,630	189,542
Pericom Semiconductor Corp.*	23,480	212,259
Photronics, Inc.*	62,595	538,317
PLX Technology, Inc.*	42,711	276,340
PMC-Sierra, Inc.*	176,014	1,339,467
Power Integrations, Inc.	30,584	1,759,803
QuickLogic Corp.*	54,282	280,638
Rambus, Inc.*	114,989	1,644,343
RF Micro Devices, Inc.*	288,968	2,771,203
Rubicon Technology, Inc.*	26,107	228,436
Rudolph Technologies, Inc.*	33,821	334,151
Semtech Corp.*	67,912	1,775,899
Silicon Image, Inc.*	79,805	402,217
Silicon Laboratories, Inc.*	43,533	2,144,000
Spansion, Inc., Class A*	60,791	1,280,866
Synaptics, Inc.*	36,323	3,292,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Tessera Technologies, Inc.	53,891	$1,189,913
TriQuint Semiconductor, Inc.*	172,683	2,730,118
Ultra Clean Holdings, Inc.*	29,507	267,038
Ultratech, Inc.*	28,469	631,442
Veeco Instruments, Inc.*	40,417	1,505,937
Vitesse Semiconductor Corp.*	46,227	159,483
Xcerra Corp.*	49,203	447,747

		67,316,342

Software (3.0%)
A10 Networks, Inc.*	12,649	168,232
ACI Worldwide, Inc.*	38,425	2,145,268
Actuate Corp.*	47,706	227,558
Advent Software, Inc.	51,736	1,685,041
American Software, Inc., Class A	24,712	244,154
Aspen Technology, Inc.*	93,020	4,316,128
AVG Technologies N.V.*	35,156	707,690
Barracuda Networks, Inc.*	7,944	246,423
Blackbaud, Inc.	46,650	1,667,271
Bottomline Technologies de, Inc.*	39,762	1,189,679
BroadSoft, Inc.*	28,981	764,809
Callidus Software, Inc.*	46,324	553,109
Cinedigm Corp., Class A*	74,244	184,868
CommVault Systems, Inc.*	47,675	2,344,180
Compuware Corp.	219,931	2,197,111
Comverse, Inc.*	22,780	607,770
Covisint Corp.*	7,288	35,420
Cyan, Inc.*	25,975	104,679
Digimarc Corp.	6,559	213,823
Ebix, Inc.	31,270	447,474
Ellie Mae, Inc.*	28,677	892,715
EnerNOC, Inc.*	27,299	517,316
Epiq Systems, Inc.	31,869	447,759
ePlus, Inc.*	5,085	295,947
Fair Isaac Corp.	34,628	2,207,881
FleetMatics Group plc*	37,532	1,213,785
Gigamon, Inc.*	24,290	464,911
Glu Mobile, Inc.*	90,726	453,630
Guidance Software, Inc.*	17,763	161,999
Guidewire Software, Inc.*	68,502	2,785,291
Imperva, Inc.*	22,316	584,233
Infoblox, Inc.*	54,659	718,766
Interactive Intelligence Group, Inc.*	16,921	949,776
Jive Software, Inc.*	43,409	369,411
Kofax Ltd.*	74,817	643,426
Manhattan Associates, Inc.*	76,663	2,639,507
Mavenir Systems, Inc.*	9,645	146,122
Mentor Graphics Corp.	97,761	2,108,705
MicroStrategy, Inc., Class A*	9,192	1,292,579
Model N, Inc.*	18,974	209,663
Monotype Imaging Holdings, Inc.	39,722	1,118,969
NetScout Systems, Inc.*	36,884	1,635,437
Park City Group, Inc.*	9,198	100,166
Paycom Software, Inc.*	6,332	92,384
Pegasystems, Inc.	35,903	758,271
Progress Software Corp.*	52,073	1,251,835
Proofpoint, Inc.*	37,300	1,397,258
PROS Holdings, Inc.*	23,962	633,555

QAD, Inc., Class A	5,961	$127,088
QAD, Inc., Class B	249	4,519
Qlik Technologies, Inc.*	90,411	2,045,097
Qualys, Inc.*	20,183	518,098
Rally Software Development Corp.*	24,861	270,736
RealPage, Inc.*	52,237	1,174,288
Rosetta Stone, Inc.*	21,037	204,480
Rubicon Project, Inc.*	7,823	100,447
Sapiens International Corp. N.V.*	24,268	194,144
SeaChange International, Inc.*	33,717	270,073
Silver Spring Networks, Inc.*	34,793	463,791
SS&C Technologies Holdings, Inc.*	68,616	3,034,199
Synchronoss Technologies, Inc.*	35,516	1,241,639
Take-Two Interactive Software, Inc.*	99,758	2,218,618
Tangoe, Inc.*	38,873	585,427
TeleCommunication Systems, Inc., Class A*	49,169	161,766
Telenav, Inc.*	26,519	150,893
TiVo, Inc.*	116,366	1,502,285
Tyler Technologies, Inc.*	33,295	3,036,837
Ultimate Software Group, Inc.*	28,628	3,955,531
Varonis Systems, Inc.*	5,618	162,978
VASCO Data Security International, Inc.*	29,905	346,898
Verint Systems, Inc.*	54,616	2,678,915
VirnetX Holding Corp.*	43,145	759,783
Vringo, Inc.*	72,641	248,432
Zendesk, Inc.*	11,388	197,923

		71,796,869

Technology Hardware, Storage & Peripherals (0.3%)
Cray, Inc.*	41,164	1,094,962
Dot Hill Systems Corp.*	58,720	275,984
Eastman Kodak Co.*	17,800	435,566
Electronics for Imaging, Inc.*	47,115	2,129,598
Fusion-io, Inc.*	108,842	1,229,915
Immersion Corp.*	28,964	368,422
Intevac, Inc.*	22,171	177,590
Nimble Storage, Inc.*	9,270	284,774
QLogic Corp.*	88,503	892,995
Quantum Corp.*	221,799	270,595
Silicon Graphics International Corp.*	35,209	338,711
Super Micro Computer, Inc.*	34,944	883,035
Violin Memory, Inc.*	79,500	352,185

		8,734,332

Total Information Technology		315,497,825

Materials (3.7%)
Chemicals (1.8%)
A. Schulman, Inc.	29,496	1,141,495
Advanced Emissions Solutions, Inc.*	22,144	507,762
American Vanguard Corp.	29,213	386,196
Axiall Corp.	70,541	3,334,473
Balchem Corp.	30,764	1,647,720
Calgon Carbon Corp.*	54,028	1,206,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Chase Corp.	6,698	$228,670
Chemtura Corp.*	96,996	2,534,505
Ferro Corp.*	72,747	913,702
Flotek Industries, Inc.*	54,241	1,744,391
FutureFuel Corp.	22,188	368,099
H.B. Fuller Co.	50,526	2,430,301
Hawkins, Inc.	10,311	382,951
Innophos Holdings, Inc.	22,125	1,273,736
Innospec, Inc.	24,416	1,054,039
Intrepid Potash, Inc.*	56,360	944,594
KMG Chemicals, Inc.	9,120	163,978
Koppers Holdings, Inc.	20,699	791,737
Kraton Performance Polymers, Inc.*	33,310	745,811
Kronos Worldwide, Inc.	20,033	313,917
Landec Corp.*	26,649	332,846
LSB Industries, Inc.*	19,616	817,399
Marrone Bio Innovations, Inc.*	11,162	129,702
Minerals Technologies, Inc.	34,847	2,285,266
Olin Corp.	79,631	2,143,666
OM Group, Inc.	32,479	1,053,294
OMNOVA Solutions, Inc.*	48,263	438,711
PolyOne Corp.	94,967	4,001,909
Quaker Chemical Corp.	13,382	1,027,604
Rentech, Inc.*	118,277	306,337
Senomyx, Inc.*	42,389	366,665
Sensient Technologies Corp.	49,876	2,779,091
Stepan Co.	19,390	1,024,955
Taminco Corp.*	28,471	662,235
Trecora Resources*	21,061	249,362
Tredegar Corp.	25,078	587,076
Tronox Ltd., Class A	61,742	1,660,860
Zep, Inc.	23,290	411,301

		42,392,801

Construction Materials (0.1%)
Headwaters, Inc.*	74,759	1,038,402
Texas Industries, Inc.*	22,396	2,068,495
United States Lime & Minerals, Inc.	2,059	133,423
US Concrete, Inc.*	14,660	362,835

		3,603,155

Containers & Packaging (0.3%)
AEP Industries, Inc.*	4,639	161,762
Berry Plastics Group, Inc.*	90,412	2,332,630
Graphic Packaging Holding Co.*	328,695	3,845,731
Myers Industries, Inc.	28,063	563,786
UFP Technologies, Inc.*	6,069	146,202

		7,050,111

Metals & Mining (1.0%)
A.M. Castle & Co.*	18,904	208,700
AK Steel Holding Corp.*	138,370	1,101,425
Allied Nevada Gold Corp.*	106,371	399,955
Ampco-Pittsburgh Corp.	8,574	196,688
Century Aluminum Co.*	52,104	816,991
Coeur Mining, Inc.*	104,670	960,871
Commercial Metals Co.	118,616	2,053,243
Globe Specialty Metals, Inc.	64,537	1,341,079
Gold Resource Corp.	37,219	188,328

Handy & Harman Ltd.*	5,175	$138,535
Haynes International, Inc.	12,565	711,053
Hecla Mining Co.	344,655	1,189,060
Horsehead Holding Corp.*	51,584	941,924
Kaiser Aluminum Corp.	18,169	1,323,975
Materion Corp.	20,848	771,167
Molycorp, Inc.*	183,224	470,886
Noranda Aluminum Holding Corp.	43,228	152,595
Olympic Steel, Inc.	9,305	230,299
RTI International Metals, Inc.*	31,216	830,033
Schnitzer Steel Industries, Inc., Class A	26,501	690,881
Stillwater Mining Co.*	121,116	2,125,586
SunCoke Energy, Inc.*	70,635	1,518,652
U.S. Silica Holdings, Inc.	54,170	3,003,185
Universal Stainless & Alloy Products, Inc.*	7,167	232,784
Walter Energy, Inc.	66,341	361,558
Worthington Industries, Inc.	51,887	2,233,216

		24,192,669

Paper & Forest Products (0.5%)
Boise Cascade Co.*	39,435	1,129,418
Clearwater Paper Corp.*	20,688	1,276,863
Deltic Timber Corp.	11,234	678,758
KapStone Paper and Packaging Corp.*	85,270	2,824,995
Louisiana-Pacific Corp.*	142,483	2,140,095
Neenah Paper, Inc.	16,624	883,566
P.H. Glatfelter Co.	43,411	1,151,694
Resolute Forest Products, Inc.*	65,993	1,107,363
Schweitzer-Mauduit International, Inc.	30,725	1,341,454
Wausau Paper Corp.	43,270	468,181

		13,002,387

Total Materials		90,241,123

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	90,133	728,275
Atlantic Tele-Network, Inc.	9,514	551,812
Cbeyond, Inc.*	27,910	277,704
Cincinnati Bell, Inc.*	213,163	837,731
Cogent Communications Holdings, Inc.	47,085	1,626,787
Consolidated Communications Holdings, Inc.	40,912	909,883
Enventis Corp.	14,306	226,607
FairPoint Communications, Inc.*	21,520	300,634
General Communication, Inc., Class A*	35,986	398,725
Globalstar, Inc.*	275,709	1,171,763
Hawaiian Telcom Holdco, Inc.*	10,722	306,756
IDT Corp., Class B	16,609	289,329
inContact, Inc.*	60,963	560,250
Inteliquent, Inc.	33,125	459,444
Intelsat S.A.*	26,916	507,097
Iridium Communications, Inc.*	81,425	688,856
Lumos Networks Corp.	18,609	269,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

magicJack VocalTec Ltd.*	18,325	$277,074
ORBCOMM, Inc.*	44,346	292,240
Premiere Global Services, Inc.*	49,067	655,044
Vonage Holdings Corp.*	175,417	657,814

		11,993,097

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	23,086	157,677
Leap Wireless International, Inc.(b)*	51,376	129,468
NTELOS Holdings Corp.	16,668	207,683
RingCentral, Inc., Class A*	28,076	424,790
Shenandoah Telecommunications Co.	24,449	744,717
USA Mobility, Inc.	22,407	345,068

		2,009,403

Total Telecommunication Services		14,002,500

Utilities (2.5%)
Electric Utilities (1.1%)
ALLETE, Inc.	42,741	2,194,750
Cleco Corp.	60,899	3,589,996
El Paso Electric Co.	40,832	1,641,855
Empire District Electric Co.	43,850	1,126,068
IDACORP, Inc.	50,748	2,934,757
MGE Energy, Inc.	35,104	1,386,959
NRG Yield, Inc., Class A	20,572	1,070,773
Otter Tail Corp.	36,771	1,113,793
PNM Resources, Inc.	80,576	2,363,294
Portland General Electric Co.	78,604	2,725,201
UIL Holdings Corp.	57,101	2,210,380
Unitil Corp.	14,353	485,562
UNS Energy Corp.	42,106	2,543,623

		25,387,011

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	9,898	706,024
Laclede Group, Inc.	33,053	1,604,723
New Jersey Resources Corp.	42,410	2,424,156
Northwest Natural Gas Co.	27,257	1,285,168
ONE Gas, Inc.	51,594	1,947,674
Piedmont Natural Gas Co., Inc.	78,157	2,923,853
South Jersey Industries, Inc.	33,153	2,002,773
Southwest Gas Corp.	46,780	2,469,516
WGL Holdings, Inc.	52,140	2,247,234

		17,611,121

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.	122,886	$503,832
Dynegy, Inc.*	101,410	3,529,068
Ormat Technologies, Inc.	18,090	521,535
Pattern Energy Group, Inc.	39,563	1,309,931

		5,864,366

Multi-Utilities (0.3%)
Avista Corp.	60,766	2,036,876
Black Hills Corp.	45,019	2,763,716
NorthWestern Corp.	39,303	2,051,224

		6,851,816

Water Utilities (0.2%)
American States Water Co.	39,239	1,303,912
Artesian Resources Corp., Class A	7,721	173,568
California Water Service Group	48,668	1,177,766
Connecticut Water Service, Inc.	11,139	377,278
Middlesex Water Co.	16,314	345,530
SJW Corp.	15,927	433,214
York Water Co.	13,136	273,492

		4,084,760

Total Utilities		59,799,074

Total Common Stocks (73.1%) (Cost $1,466,700,094)		1,770,172,833

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	16,544	—

Total Investments (73.1%) (Cost $1,466,700,094)		1,770,172,833
Other Assets Less Liabilities (26.9%)		652,178,527

Net Assets (100%)		$2,422,351,360

*	Non-income producing.
†	Securities (totaling $2,516 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	5,474	September-14	$636,134,533	$651,570,220	$15,435,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$235,520,163	$—	$—		$235,520,163
Consumer Staples	55,726,080	—	—		55,726,080
Energy	112,876,939	—	—		112,876,939
Financials	405,809,201	—	—		405,809,201
Health Care	235,255,891	—	2,516		235,258,407
Industrials	245,441,521	—	—		245,441,521
Information Technology	315,497,825	—	—	(b)	315,497,825
Materials	90,241,123	—	—		90,241,123
Telecommunication Services	13,873,032	129,468	—		14,002,500
Utilities	59,799,074	—	—		59,799,074
Futures	15,435,687	—	—		15,435,687
Warrants
Energy	—	—	—	(b)	—

Total Assets	$1,785,476,536	$129,468	$2,516		$1,785,608,520

Total Liabilities	$—	$—	$—		$—

Total	$1,785,476,536	$129,468	$2,516		$1,785,608,520

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	15,435,687	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$15,435,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*

Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	40,954,580	—	—	40,954,580
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$40,954,580	$—	$—	$40,954,580

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(16,525,497)	—	—	(16,525,497)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(16,525,497)	$—	$—	$(16,525,497)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

This Portfolio held futures contracts with an average notional balance of approximately $637,212,000 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$15,435,687	(c)	$—	$—	$15,435,687

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$405,611,471
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$233,503,829

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$350,531,851
Aggregate gross unrealized depreciation	(47,542,816)

Net unrealized appreciation	$302,989,035

Federal income tax cost of investments	$1,467,183,798

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $1,466,700,094)	$1,770,172,833
Cash	617,863,843
Cash held as collateral at broker	27,707,100
Receivable for securities sold	177,521,868
Due from broker for futures variation margin	4,533,300
Dividends, interest and other receivables	1,914,240
Receivable from Separate Accounts for Trust shares sold	1,763,814
Other assets	28,797

Total assets	2,601,505,795

LIABILITIES
Payable for securities purchased	177,156,006
Investment management fees payable	866,839
Payable to Separate Accounts for Trust shares redeemed	510,772
Administrative fees payable	305,062
Distribution fees payable – Class IB	146,708
Trustees’ fees payable	3,695
Accrued expenses	165,353

Total liabilities	179,154,435

NET ASSETS	$2,422,351,360

Net assets were comprised of:
Paid in capital	$2,004,360,630
Accumulated undistributed net investment income (loss)	3,820,033
Accumulated undistributed net realized gain (loss) on investments and futures	95,262,271
Net unrealized appreciation (depreciation) on investments and futures	318,908,426

Net assets	$2,422,351,360

Class IA
Net asset value, offering and redemption price per share, $2,094 / 106 shares outstanding (unlimited amount authorized: $0.01 par value)†	$19.66

Class IB
Net asset value, offering and redemption price per share, $725,999,389 / 37,147,120 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.54

Class K
Net asset value, offering and redemption price per share, $1,696,349,877 / 86,217,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.68

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,406 foreign withholding tax)	$11,323,486
Interest	300,887

Total income	11,624,373

EXPENSES
Investment management fees	4,972,861
Administrative fees	1,673,736
Distribution fees – Class IB	901,903
Printing and mailing expenses	110,155
Custodian fees	69,649
Professional fees	36,903
Trustees’ fees	29,389
Distribution fees – Class IA	2
Miscellaneous	15,578

Total expenses	7,810,176

NET INVESTMENT INCOME (LOSS)	3,814,197

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	45,789,360
Futures	40,954,580

Net realized gain (loss)	86,743,940

Change in unrealized appreciation (depreciation) on:
Investments	(5,416,438)
Futures	(16,525,497)

Net change in unrealized appreciation (depreciation)	(21,941,935)

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,802,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,616,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,814,197	$3,815,355
Net realized gain (loss) on investments, futures and foreign currency transactions	86,743,940	176,305,695
Net change in unrealized appreciation (depreciation) on investments and futures	(21,941,935)	286,115,121

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,616,202	466,236,171

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1)
Class IB	—	(341,698)
Class K	—	(3,994,114)

	—	(4,335,813)

Distributions from net realized capital gains
Class IA	—	(164)
Class IB	—	(63,522,986)
Class K	—	(112,966,597)

	—	(176,489,747)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(180,825,560)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold in-kind (Note 9)[ 0 and 0# shares, respectively ]	—	2
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9 shares, respectively ]	—	165
Capital shares repurchased [ 0 and (10,711) shares, respectively ]	—	(173,912)

Total Class IA transactions	—	(173,745)

Class IB
Capital shares sold [ 658,393 and 1,837,062 shares, respectively ]	12,434,602	34,067,984
Capital shares sold in-kind (Note 9)[ 0 and 36,167,197 shares, respectively ]	—	668,524,945
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,461,662 shares, respectively ]	—	63,864,684
Capital shares repurchased [ (4,102,246) and (5,720,665) shares, respectively ]	(77,156,327)	(107,137,900)

Total Class IB transactions	(64,721,725)	659,319,713

Class K
Capital shares sold [ 13,441,337 and 21,419,464 shares, respectively ]	254,891,356	385,207,028
Capital shares sold in-kind (Note 9)[ 0 and 15 shares, respectively ]	—	281
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,303,093 shares, respectively ]	—	116,960,711
Capital shares repurchased [ (1,588,505) and (8,695,926) shares, respectively ]	(30,149,275)	(166,633,001)

Total Class K transactions	224,742,081	335,535,019

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	160,020,356	994,680,987

TOTAL INCREASE (DECREASE) IN NET ASSETS	228,636,558	1,280,091,598
NET ASSETS:
Beginning of period	2,193,714,802	913,623,204

End of period (a)	$2,422,351,360	$2,193,714,802

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,820,033	$5,836

# Number of shares is less than 0.5.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,					May 27, 2009* to December 31, 2009
Class IA		2013		2012	2011	2010
Net asset value, beginning of period	$19.13	$15.18		$13.35	$15.29	$12.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	(0.08	)†(e)	0.04 (e)	0.03 (e)	0.07 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and futures	0.51	5.70		2.02	(1.61)	3.00	2.72

Total from investment operations	0.53	5.62		2.06	(1.58)	3.07	2.75

Less distributions:
Dividends from net investment income	—	(0.01)		(0.03)	(0.04)	(0.04)	(0.01)
Distributions from net realized gains	—	(1.66)		(0.20)	(0.32)	(0.48)	—

Total dividends and distributions	—	(1.67)		(0.23)	(0.36)	(0.52)	(0.01)

Net asset value, end of period	$19.66	$19.13		$15.18	$13.35	$15.29	$12.74

Total return (b)	2.77%	37.49%		15.42%	(10.26)%	24.28%	27.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2	$2		$164	$142	$305,664	$55,083
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.88%		0.89%	0.68%	0.68%	0.69%
Before waivers and reimbursements (a)(f)	0.88%	0.88%		0.89%	0.70%	0.74%	1.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.18%	(0.49)%		0.27%	0.16%	0.48%	0.39%
Before waivers and reimbursements (a)(f)	0.18%	(0.49)%		0.27%	0.14%	0.43%	(0.83)%
Portfolio turnover rate (z)	15%	19%		19%	17%	18%	9%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,						October 29, 2009* to December 31, 2009
Class IB		2013	2012	2011		2010
Net asset value, beginning of period	$19.02	$15.11	$13.28	$15.23		$12.68		$11.57

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.02 (e)	0.04 (e)	—	#(e)	0.06	(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and futures	0.50	5.56	2.02	(1.63)		2.97		1.10

Total from investment operations	0.52	5.58	2.06	(1.63)		3.03		1.11

Less distributions:
Dividends from net investment income	—	(0.01)	(0.03)	—	#	—	#	—
Distributions from net realized gains	—	(1.66)	(0.20)	(0.32)		(0.48)		—

Total dividends and distributions	—	(1.67)	(0.23)	(0.32)		(0.48)		—

Net asset value, end of period	$19.54	$19.02	$15.11	$13.28		$15.23		$12.68

Total return (b)	2.73%	37.40%	15.50%	(10.58)%		24.08%		9.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$725,999	$771,870	$73,210	$51,953		$25,972		$89
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.88%	0.89%	0.93%		0.93%		0.94	%(c)
Before waivers and reimbursements (a)(f)	0.88%	0.88%	0.89%	0.95	%(c)	0.99	%(c)	2.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.16%	0.13%	0.28%	0.01%		0.41%		0.55%
Before waivers and reimbursements (a)(f)	0.16%	0.13%	0.28%	—	%‡‡	0.39%		(0.20)%
Portfolio turnover rate (z)	15%	19%	19%	17%		18%		9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$19.12	$15.18	$13.35	$12.84

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.05 (e)	0.08 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	0.52	5.61	2.01	0.53

Total from investment operations	0.56	5.66	2.09	0.55

Less distributions:
Dividends from net investment income	—	(0.06)	(0.06)	(0.04)
Distributions from net realized gains	—	(1.66)	(0.20)	—

Total dividends and distributions	—	(1.72)	(0.26)	(0.04)

Net asset value, end of period	$19.68	$19.12	$15.18	$13.35

Total return (b)	2.93%	37.77%	15.71%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,696,350	$1,421,843	$840,249	$464,323
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62%	0.63%	0.64%	0.67%
Before waivers and reimbursements (a)(f)	0.62%	0.63%	0.64%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.43%	0.29%	0.56%	0.42%
Before waivers and reimbursements (a)(f)	0.43%	0.29%	0.56%	0.42%
Portfolio turnover rate (z)	15%	19%	19%	17%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	14.1%
Industrials	7.1
Consumer Discretionary	6.6
Consumer Staples	6.2
Health Care	5.9
Materials	4.5
Energy	4.1
Telecommunication Services	2.8
Information Technology	2.5
Utilities	2.2
Cash and Other	44.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,045.30	$4.52
Hypothetical (5% average return before expenses)	1,000.00	1,020.37	4.47
Class K
Actual	1,000.00	1,047.40	3.26
Hypothetical (5% average return before expenses)	1,000.00	1,021.61	3.22

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of, 0.89% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.3%)
AGL Energy Ltd.	32,753	$478,091
ALS Ltd.	22,343	186,665
Alumina Ltd.*	150,650	191,775
Amcor Ltd.	71,815	706,298
AMP Ltd.	174,377	871,473
APA Group	49,275	320,136
Asciano Ltd.	58,099	308,436
ASX Ltd.	11,526	387,351
Aurizon Holdings Ltd.	120,866	567,574
Australia & New Zealand Banking Group Ltd.	159,837	5,024,948
Bank of Queensland Ltd.	18,136	208,465
Bendigo and Adelaide Bank Ltd.	24,285	279,374
BHP Billiton Ltd.	189,027	6,398,924
Boral Ltd.	45,682	226,148
Brambles Ltd.	92,635	802,748
Caltex Australia Ltd.	8,049	163,712
CFS Retail Property Trust Group (REIT)	126,384	243,114
Coca-Cola Amatil Ltd.	34,031	303,567
Cochlear Ltd.	3,399	197,754
Commonwealth Bank of Australia	94,117	7,177,908
Computershare Ltd.	28,132	331,058
Crown Resorts Ltd.	19,819	282,567
CSL Ltd.	28,059	1,760,795
Dexus Property Group (REIT)	345,124	361,232
Federation Centres Ltd. (REIT)	85,091	199,789
Flight Centre Travel Group Ltd.	3,292	137,981
Fortescue Metals Group Ltd.	92,730	380,363
Goodman Group (REIT)	101,986	485,647
GPT Group (REIT)	105,310	381,320
Harvey Norman Holdings Ltd.	32,777	95,812
Iluka Resources Ltd.	24,944	191,225
Incitec Pivot Ltd.	97,030	265,334
Insurance Australia Group Ltd.	136,019	749,033
Leighton Holdings Ltd.	6,281	116,854
Lend Lease Group	32,496	401,718
Macquarie Group Ltd.	17,162	964,987
Metcash Ltd.	52,492	130,673
Mirvac Group (REIT)	218,109	367,114
National Australia Bank Ltd.	137,375	4,246,248
Newcrest Mining Ltd.*	45,584	452,186
Orica Ltd.	21,834	401,061
Origin Energy Ltd.	65,103	897,505
Qantas Airways Ltd.*	69,534	82,615
QBE Insurance Group Ltd.	71,208	729,872
Ramsay Health Care Ltd.	7,825	335,726
REA Group Ltd.	2,284	91,984
Rio Tinto Ltd.	25,926	1,449,947
Santos Ltd.	57,220	769,407
Scentre Group (REIT)*	310,927	938,204
Seek Ltd.	19,132	285,942
Sonic Healthcare Ltd.	22,415	366,291
SP AusNet	101,283	126,544
Stockland Corp., Ltd. (REIT)	131,125	479,740
Suncorp Group Ltd.	76,558	977,458
Sydney Airport	60,100	239,153

Tabcorp Holdings Ltd.	43,785	$138,725
Tatts Group Ltd.	82,708	255,026
Telstra Corp., Ltd.	259,117	1,272,982
Toll Holdings Ltd.	40,611	195,300
TPG Telecom Ltd.	16,330	84,845
Transurban Group	103,263	719,578
Treasury Wine Estates Ltd.	38,567	182,197
Wesfarmers Ltd.	66,969	2,642,130
Westfield Corp. (REIT)	115,604	779,413
Westpac Banking Corp.	182,497	5,830,258
Woodside Petroleum Ltd.	39,215	1,518,678
Woolworths Ltd.	73,933	2,455,367
WorleyParsons Ltd.	12,309	202,074

		61,794,419

Austria (0.2%)
Andritz AG	4,338	250,699
Erste Group Bank AG	15,345	496,301
Immofinanz AG*	57,175	201,987
OMV AG	8,768	396,199
Raiffeisen Bank International AG	6,944	221,689
Telekom Austria AG	14,164	138,479
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,292	122,681
Voestalpine AG	6,680	317,901

		2,145,936

Belgium (0.7%)
Ageas	12,318	491,421
Anheuser-Busch InBev N.V.	46,844	5,381,639
Belgacom S.A.	9,065	300,822
Colruyt S.A.	4,519	229,570
Delhaize Group S.A.	6,069	410,611
Groupe Bruxelles Lambert S.A.	4,804	499,213
KBC Groep N.V.*	14,395	783,515
Solvay S.A.	3,529	607,415
Telenet Group Holding N.V.*	3,055	174,105
UCB S.A.	6,551	554,633
Umicore S.A.	6,789	315,419

		9,748,363

Bermuda (0.1%)
Seadrill Ltd.	22,338	886,040

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	121,327	105,087

Denmark (0.8%)
A. P. Moller – Maersk A/S, Class A	165	388,192
A. P. Moller – Maersk A/S, Class B	390	969,118
Carlsberg A/S, Class B	6,367	685,831
Coloplast A/S, Class B	6,615	598,221
Danske Bank A/S	39,015	1,102,768
DSV A/S	11,199	365,083
Novo Nordisk A/S, Class B	118,180	5,439,251
Novozymes A/S, Class B	13,726	688,462
Pandora A/S	6,146	471,263
TDC A/S	48,828	505,332
Tryg A/S	1,464	147,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Vestas Wind Systems A/S*	13,231	$667,522
William Demant Holding A/S*	1,567	142,286

		12,171,212

Finland (0.5%)
Elisa Oyj	8,473	259,190
Fortum Oyj	26,441	709,993
Kone Oyj, Class B	18,530	773,373
Metso Oyj	6,095	230,931
Neste Oil Oyj	7,757	151,359
Nokia Oyj	222,857	1,687,524
Nokian Renkaat Oyj	6,700	261,468
Orion Oyj, Class B	5,846	217,974
Sampo Oyj, Class A	26,143	1,322,722
Stora Enso Oyj, Class R	32,839	319,711
UPM-Kymmene Oyj	31,361	535,924
Wartsila OYJ Abp	8,676	430,295

		6,900,464

France (5.5%)
Accor S.A.	9,475	492,887
Aeroports de Paris S.A.	1,771	233,337
Air Liquide S.A.	19,982	2,697,829
Airbus Group N.V.	34,611	2,319,406
Alcatel-Lucent*	156,705	559,615
Alstom S.A.	12,836	467,970
Arkema S.A.	2,927	284,885
AtoS	4,520	376,553
AXA S.A.‡	106,572	2,547,191
BNP Paribas S.A.	62,032	4,208,373
Bollore S.A.	307	199,258
Bouygues S.A.	11,587	482,170
Bureau Veritas S.A.	13,156	365,154
Cap Gemini S.A.	8,564	610,960
Carrefour S.A.	35,869	1,323,170
Casino Guichard Perrachon S.A.	3,355	444,837
Christian Dior S.A.	3,245	645,623
Cie de Saint-Gobain S.A.	25,940	1,463,587
Cie Generale des Etablissements Michelin	10,863	1,297,967
CNP Assurances S.A.	9,596	199,199
Credit Agricole S.A.	59,475	838,823
Danone S.A.	32,805	2,436,455
Dassault Systemes S.A.	3,707	476,941
Edenred	12,105	367,062
Electricite de France S.A.	14,314	450,804
Essilor International S.A.	12,136	1,287,051
Eurazeo S.A.	2,265	188,414
Eutelsat Communications S.A.	8,523	296,140
Fonciere des Regions (REIT)	1,727	187,243
GDF Suez S.A.	84,714	2,332,158
Gecina S.A. (REIT)	1,310	191,038
Groupe Eurotunnel S.A. (Registered)	24,407	330,094
ICADE (REIT)	2,030	217,649
Iliad S.A.	1,549	468,221
Imerys S.A.	2,024	170,556
J.C. Decaux S.A.	4,019	149,963
Kering	4,503	987,478
Klepierre S.A. (REIT)	5,942	302,795
Lafarge S.A.	11,111	964,586
Lagardere S.C.A.	6,646	216,452

Legrand S.A.	15,660	$958,191
L’Oreal S.A.	13,895	2,394,475
LVMH Moet Hennessy Louis Vuitton S.A.	16,354	3,153,009
Natixis S.A.	55,158	353,621
Orange S.A.	110,323	1,741,027
Pernod-Ricard S.A.	12,627	1,516,346
Peugeot S.A.*	23,144	342,105
Publicis Groupe S.A.	10,623	900,984
Remy Cointreau S.A.	1,518	139,661
Renault S.A.	11,438	1,034,165
Rexel S.A.	15,478	361,994
Safran S.A.	15,543	1,017,648
Sanofi S.A.	69,608	7,394,478
Schneider Electric SE*	30,599	2,880,571
SCOR SE	9,149	314,697
Societe BIC S.A.	1,729	236,563
Societe Generale S.A.	42,508	2,226,678
Sodexo S.A.	5,612	603,618
Suez Environnement Co. S.A.	16,723	320,125
Technip S.A.	6,053	662,158
Thales S.A.	5,424	328,091
Total S.A.	125,084	9,040,028
Unibail-Rodamco SE (REIT)	5,646	1,642,465
Valeo S.A.	4,167	559,689
Vallourec S.A.	6,324	283,208
Veolia Environnement S.A.	23,747	452,471
Vinci S.A.	28,229	2,110,507
Vivendi S.A.*	70,869	1,734,121
Wendel S.A.	1,919	274,856
Zodiac Aerospace	10,165	344,076

		79,401,520

Germany (5.2%)
adidas AG	12,447	1,260,721
Allianz SE (Registered)	26,569	4,427,559
Axel Springer SE	2,423	149,136
BASF SE	54,015	6,289,052
Bayer AG (Registered)	48,662	6,873,181
Bayerische Motoren Werke (BMW) AG	19,216	2,437,061
Bayerische Motoren Werke (BMW) AG (Preference)	3,192	306,000
Beiersdorf AG	6,000	580,611
Brenntag AG	3,066	547,875
Celesio AG*	2,637	93,882
Commerzbank AG*	57,575	905,054
Continental AG	6,546	1,516,165
Daimler AG (Registered)	56,111	5,255,363
Deutsche Bank AG (Registered)	80,126	2,819,166
Deutsche Boerse AG	11,486	891,450
Deutsche Lufthansa AG (Registered)	13,698	294,105
Deutsche Post AG (Registered)	56,580	2,046,115
Deutsche Telekom AG (Registered)	182,470	3,198,159
Deutsche Wohnen AG	17,651	380,670
E.ON SE	117,075	2,417,487
Fraport AG Frankfurt Airport Services Worldwide	2,201	155,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Fresenius Medical Care AG & Co. KGaA	12,611	$847,698
Fresenius SE & Co. KGaA	7,424	1,107,043
Fuchs Petrolub SE (Preference)	4,232	191,347
GEA Group AG	10,888	515,551
Hannover Rueck SE	3,592	323,688
HeidelbergCement AG	8,370	714,367
Henkel AG & Co. KGaA	6,473	651,466
Henkel AG & Co. KGaA (Preference)	10,601	1,225,582
Hochtief AG	918	79,456
Hugo Boss AG	1,888	282,179
Infineon Technologies AG	64,319	804,009
K+S AG (Registered)	10,256	337,256
Kabel Deutschland Holding AG	1,318	193,017
Lanxess AG	4,954	334,393
Linde AG	11,019	2,343,216
MAN SE	2,100	259,517
Merck KGaA	7,692	667,665
Metro AG*	9,321	406,254
Muenchener Rueckversicherungs AG (Registered)	10,397	2,304,907
OSRAM Licht AG*	4,716	237,866
Porsche Automobil Holding SE (Preference)	9,113	949,484
ProSiebenSat.1 Media AG (Registered)	12,669	564,406
RWE AG	29,119	1,250,605
SAP AG	53,575	4,137,518
Siemens AG (Registered)	46,651	6,161,150
Sky Deutschland AG*	22,894	210,914
Telefonica Deutschland Holding AG*	16,667	137,823
ThyssenKrupp AG*	26,810	781,576
United Internet AG (Registered)	6,361	280,248
Volkswagen AG	1,757	454,226
Volkswagen AG (Preference)	9,416	2,472,940

		74,071,693

Hong Kong (1.5%)
AIA Group Ltd.	699,212	3,513,923
ASM Pacific Technology Ltd.	14,300	156,277
Bank of East Asia Ltd.	73,000	302,817
BOC Hong Kong Holdings Ltd.	220,000	637,257
Cathay Pacific Airways Ltd.	70,000	130,780
Cheung Kong Holdings Ltd.	83,000	1,472,505
Cheung Kong Infrastructure Holdings Ltd.	37,000	255,167
CLP Holdings Ltd.	112,500	923,178
First Pacific Co., Ltd.	141,750	158,386
Galaxy Entertainment Group Ltd.	136,000	1,087,944
Hang Lung Properties Ltd.	133,000	410,134
Hang Seng Bank Ltd.	45,500	743,226
Henderson Land Development Co., Ltd.	54,780	320,535
HKT Trust and HKT Ltd.	134,000	157,852
Hong Kong & China Gas Co., Ltd.	374,848	820,270

Hong Kong Exchanges and Clearing Ltd.	65,200	$1,215,602
Hutchison Whampoa Ltd.	127,000	1,736,943
Hysan Development Co., Ltd.	38,000	177,978
Kerry Properties Ltd.	38,500	134,619
Li & Fung Ltd.	348,000	515,462
Link REIT (REIT)	136,000	731,730
MTR Corp., Ltd.	86,500	333,147
New World Development Co., Ltd.	298,666	339,884
Noble Group Ltd.	250,454	275,180
NWS Holdings Ltd.	91,609	169,970
PCCW Ltd.	248,000	147,832
Power Assets Holdings Ltd.	82,500	721,172
Shangri-La Asia Ltd.	94,000	147,239
Sino Land Co., Ltd.	176,600	290,748
SJM Holdings Ltd.	116,000	290,659
Sun Hung Kai Properties Ltd.	95,000	1,302,965
Swire Pacific Ltd., Class A	35,000	430,816
Swire Properties Ltd.	69,800	203,986
Techtronic Industries Co.	80,500	258,106
Wharf Holdings Ltd.	89,900	647,247
Wheelock & Co., Ltd.	54,000	225,395
Yue Yuen Industrial Holdings Ltd.	44,500	148,996

		21,535,927

Ireland (0.4%)
Bank of Ireland*	1,413,679	478,130
CRH plc	43,238	1,109,516
Experian plc	56,609	957,181
James Hardie Industries plc (CDI)	26,273	342,874
Kerry Group plc, Class A	8,886	667,393
Ryanair Holdings plc (ADR)*	1,300	72,540
Shire plc	34,377	2,688,659

		6,316,293

Israel (0.3%)
Bank Hapoalim B.M.	62,896	363,648
Bank Leumi Le-Israel B.M.*	74,616	291,158
Bezeq Israeli Telecommunication Corp., Ltd.	113,780	213,203
Delek Group Ltd.	289	119,592
Israel Chemicals Ltd.	26,531	227,309
Israel Corp., Ltd.*	161	91,725
Mizrahi Tefahot Bank Ltd.	7,726	99,921
NICE Systems Ltd.	3,478	142,100
Teva Pharmaceutical Industries Ltd.	50,530	2,671,176

		4,219,832

Italy (1.4%)
Assicurazioni Generali S.p.A.	69,471	1,522,978
Atlantia S.p.A.	23,947	682,701
Banca Monte dei Paschi di Siena S.p.A.*	243,960	472,687
Banco Popolare SC*	20,269	333,885
Enel Green Power S.p.A.	104,286	295,308
Enel S.p.A.	381,075	2,219,763
Eni S.p.A.	147,822	4,044,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Exor S.p.A.	5,633	$231,321
Fiat S.p.A.*	52,116	514,523
Finmeccanica S.p.A.*	24,145	229,614
Intesa Sanpaolo S.p.A.	673,274	2,079,838
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	51,969	138,195
Luxottica Group S.p.A.	9,871	571,337
Mediobanca S.p.A.*	36,929	368,127
Pirelli & C. S.p.A.	14,186	227,660
Prysmian S.p.A.	12,141	274,307
Saipem S.p.A.*	15,764	425,237
Snam S.p.A.	120,768	727,618
Telecom Italia S.p.A.*	599,004	758,700
Telecom Italia S.p.A. (RNC)	359,053	354,726
Terna Rete Elettrica Nazionale S.p.A.	89,758	473,432
UniCredit S.p.A.	262,530	2,198,234
Unione di Banche Italiane S.c.p.A.	51,048	441,768
UnipolSai S.p.A.	53,298	171,359

		19,757,523

Japan (11.3%)
ABC-Mart, Inc.	1,200	64,202
Acom Co., Ltd.*	23,800	113,238
Advantest Corp.	8,900	109,993
Aeon Co., Ltd.	35,700	439,092
AEON Financial Service Co., Ltd.	6,400	167,352
Aeon Mall Co., Ltd.	6,430	169,406
Air Water, Inc.	9,000	143,922
Aisin Seiki Co., Ltd.	11,400	453,502
Ajinomoto Co., Inc.	33,000	517,289
Alfresa Holdings Corp.	2,500	161,147
Amada Co., Ltd.	21,000	213,514
ANA Holdings, Inc.	69,000	162,786
Aozora Bank Ltd.	64,000	210,375
Asahi Glass Co., Ltd.	60,000	353,586
Asahi Group Holdings Ltd.	23,000	721,978
Asahi Kasei Corp.	75,000	573,762
Asics Corp.	9,500	221,593
Astellas Pharma, Inc.	128,000	1,681,733
Bank of Kyoto Ltd.	19,000	172,736
Bank of Yokohama Ltd.	70,000	402,843
Benesse Holdings, Inc.	4,300	186,551
Bridgestone Corp.	38,700	1,354,242
Brother Industries Ltd.	14,100	244,267
Calbee, Inc.	4,400	121,352
Canon, Inc.	66,600	2,166,859
Casio Computer Co., Ltd.	13,400	194,443
Central Japan Railway Co.	8,600	1,226,692
Chiba Bank Ltd.	44,000	310,547
Chiyoda Corp.	10,000	121,119
Chubu Electric Power Co., Inc.*	38,400	477,228
Chugai Pharmaceutical Co., Ltd.	13,300	374,824
Chugoku Bank Ltd.	10,000	153,793
Chugoku Electric Power Co., Inc.	17,700	241,463
Citizen Holdings Co., Ltd.	17,100	134,194
Credit Saison Co., Ltd.	9,400	195,599
Dai Nippon Printing Co., Ltd.	33,000	344,642

Daicel Corp.	17,000	$162,440
Daido Steel Co., Ltd.	18,000	92,039
Daihatsu Motor Co., Ltd.	11,000	195,558
Dai-ichi Life Insurance Co., Ltd.	50,600	753,718
Daiichi Sankyo Co., Ltd.	35,200	656,710
Daikin Industries Ltd.	14,000	883,352
Daito Trust Construction Co., Ltd.	4,300	505,533
Daiwa House Industry Co., Ltd.	35,000	725,532
Daiwa Securities Group, Inc.	99,000	857,046
DeNA Co., Ltd.	6,300	85,198
Denso Corp.	28,900	1,379,315
Dentsu, Inc.	12,581	512,281
Don Quijote Holdings Co., Ltd.	3,200	178,471
East Japan Railway Co.	19,709	1,552,323
Eisai Co., Ltd.	15,000	628,399
Electric Power Development Co., Ltd.	6,900	224,086
FamilyMart Co., Ltd.	3,500	150,807
FANUC Corp.	11,300	1,948,680
Fast Retailing Co., Ltd.	3,000	987,019
Fuji Electric Co., Ltd.	35,000	165,836
Fuji Heavy Industries Ltd.	35,000	969,103
Fujifilm Holdings Corp.	27,600	769,656
Fujitsu Ltd.	111,000	831,637
Fukuoka Financial Group, Inc.	46,000	222,042
Gree, Inc.	7,700	67,495
GungHo Online Entertainment, Inc.	21,000	135,571
Gunma Bank Ltd.	23,000	135,995
Hachijuni Bank Ltd.	25,000	154,731
Hakuhodo DY Holdings, Inc.	14,900	147,963
Hamamatsu Photonics KK	4,200	206,051
Hankyu Hanshin Holdings, Inc.	68,000	387,977
Hikari Tsushin, Inc.	900	67,963
Hino Motors Ltd.	15,000	206,554
Hirose Electric Co., Ltd.	1,800	267,410
Hiroshima Bank Ltd.	30,000	143,330
Hisamitsu Pharmaceutical Co., Inc.	3,700	165,451
Hitachi Chemical Co., Ltd.	6,500	107,537
Hitachi Construction Machinery Co., Ltd.	6,400	127,488
Hitachi High-Technologies Corp.	4,300	102,295
Hitachi Ltd.	279,000	2,043,512
Hitachi Metals Ltd.	13,000	196,851
Hokuhoku Financial Group, Inc.	71,000	151,384
Hokuriku Electric Power Co.	10,000	132,570
Honda Motor Co., Ltd.	94,600	3,302,899
Hoya Corp.	25,900	860,564
Hulic Co., Ltd.	14,000	184,492
Ibiden Co., Ltd.	7,100	142,974
Idemitsu Kosan Co., Ltd.	5,200	112,978
IHI Corp.	79,000	368,077
Iida Group Holdings Co., Ltd.	10,400	157,994
INPEX Corp.	52,400	796,565
Isetan Mitsukoshi Holdings Ltd.	19,700	256,690
Isuzu Motors Ltd.	71,000	469,572
ITOCHU Corp.	89,600	1,150,680

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

ITOCHU Techno-Solutions Corp.	1,100	$47,831
Iyo Bank Ltd.	15,000	151,621
J. Front Retailing Co., Ltd.	29,000	203,534
Japan Airlines Co., Ltd.	3,569	197,289
Japan Display, Inc.*	19,800	121,570
Japan Exchange Group, Inc.	14,500	357,115
Japan Prime Realty Investment Corp. (REIT)	47	168,644
Japan Real Estate Investment Corp. (REIT)	70	407,680
Japan Retail Fund Investment Corp. (REIT)	124	278,833
Japan Tobacco, Inc.	64,600	2,354,946
JFE Holdings, Inc.	29,300	604,771
JGC Corp.	12,000	364,602
Joyo Bank Ltd.	40,000	213,218
JSR Corp.	10,600	181,855
JTEKT Corp.	12,300	207,256
JX Holdings, Inc.	133,690	715,266
Kajima Corp.	50,000	221,114
Kakaku.com, Inc.	7,200	126,154
Kamigumi Co., Ltd.	15,000	137,999
Kaneka Corp.	18,000	112,650
Kansai Electric Power Co., Inc.*	41,900	394,990
Kansai Paint Co., Ltd.	14,000	233,967
Kao Corp.	29,900	1,176,756
Kawasaki Heavy Industries Ltd.	85,000	323,873
KDDI Corp.	34,100	2,079,896
Keikyu Corp.	28,000	251,518
Keio Corp.	34,000	267,154
Keisei Electric Railway Co., Ltd.	16,000	159,360
Keyence Corp.	2,660	1,160,443
Kikkoman Corp.	9,000	187,454
Kintetsu Corp.	109,000	397,029
Kirin Holdings Co., Ltd.	45,400	655,646
Kobe Steel Ltd.	179,000	268,575
Koito Manufacturing Co., Ltd.	4,300	110,148
Komatsu Ltd.	55,600	1,290,866
Konami Corp.	6,000	132,609
Konica Minolta, Inc.	28,500	281,610
Kubota Corp.	67,000	949,726
Kuraray Co., Ltd.	20,500	259,829
Kurita Water Industries Ltd.	6,700	155,223
Kyocera Corp.	18,800	892,260
Kyowa Hakko Kirin Co., Ltd.	14,000	189,467
Kyushu Electric Power Co., Inc.	25,400	286,081
Lawson, Inc.	3,900	292,582
LIXIL Group Corp.	15,800	426,407
M3, Inc.	11,400	181,401
Mabuchi Motor Co., Ltd.	1,100	83,392
Makita Corp.	6,700	414,017
Marubeni Corp.	98,000	716,825
Marui Group Co., Ltd.	13,300	127,742
Maruichi Steel Tube Ltd.	3,100	83,234
Mazda Motor Corp.	160,500	752,554
McDonald’s Holdings Co. Japan Ltd.	4,076	114,468
Medipal Holdings Corp.	8,600	121,905
MEIJI Holdings Co., Ltd.	3,611	239,177
Miraca Holdings, Inc.	3,300	159,943

Mitsubishi Chemical Holdings Corp.	80,500	$356,789
Mitsubishi Corp.	82,500	1,715,883
Mitsubishi Electric Corp.	115,000	1,418,982
Mitsubishi Estate Co., Ltd.	74,000	1,826,899
Mitsubishi Gas Chemical Co., Inc.	23,000	147,120
Mitsubishi Heavy Industries Ltd.	181,000	1,129,184
Mitsubishi Logistics Corp.	8,000	119,797
Mitsubishi Materials Corp.	67,000	234,786
Mitsubishi Motors Corp.	37,200	410,539
Mitsubishi Tanabe Pharma Corp.	13,400	200,659
Mitsubishi UFJ Financial Group, Inc.	741,500	4,545,398
Mitsubishi UFJ Lease & Finance Co., Ltd.	23,300	133,859
Mitsui & Co., Ltd.	102,000	1,635,141
Mitsui Chemicals, Inc.	49,000	133,982
Mitsui Fudosan Co., Ltd.	48,000	1,618,558
Mitsui O.S.K. Lines Ltd.	65,000	241,893
Mizuho Financial Group, Inc.	1,351,435	2,774,774
MS&AD Insurance Group Holdings, Inc.	30,180	728,991
Murata Manufacturing Co., Ltd.	12,100	1,132,423
Nabtesco Corp.	6,500	143,724
Nagoya Railroad Co., Ltd.	47,000	187,434
Namco Bandai Holdings, Inc.	10,600	248,193
NEC Corp.	153,000	487,824
Nexon Co., Ltd.	4,600	43,909
NGK Insulators Ltd.	16,000	363,259
NGK Spark Plug Co., Ltd.	11,000	310,330
NH Foods Ltd.	10,000	195,351
NHK Spring Co., Ltd.	9,800	91,901
Nidec Corp.	12,000	736,311
Nikon Corp.	20,300	319,614
Nintendo Co., Ltd.	6,300	754,035
Nippon Building Fund, Inc. (REIT)	82	479,187
Nippon Electric Glass Co., Ltd.	23,000	133,952
Nippon Express Co., Ltd.	47,000	227,797
Nippon Paint Co., Ltd.	9,000	190,474
Nippon Prologis REIT, Inc. (REIT)	75	174,868
Nippon Steel & Sumitomo Metal Corp.	452,080	1,445,871
Nippon Telegraph & Telephone Corp.	21,424	1,336,132
Nippon Yusen KK	96,000	276,709
Nissan Motor Co., Ltd.	147,900	1,403,010
Nisshin Seifun Group, Inc.	12,650	150,968
Nissin Foods Holdings Co., Ltd.	3,500	180,001
Nitori Holdings Co., Ltd.	4,100	224,214
Nitto Denko Corp.	8,500	398,297
NKSJ Holdings, Inc.	19,825	533,859
NOK Corp.	6,400	128,562
Nomura Holdings, Inc.	213,200	1,508,952
Nomura Real Estate Holdings, Inc.	7,400	140,031
Nomura Research Institute Ltd.	6,000	188,934
NSK Ltd.	28,000	364,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

NTT Data Corp.	7,500	$287,992
NTT DOCOMO, Inc.	89,700	1,533,591
NTT Urban Development Corp.	6,900	77,647
Obayashi Corp.	39,000	278,338
Odakyu Electric Railway Co., Ltd.	37,000	356,103
Oji Holdings Corp.	48,000	197,582
Olympus Corp.*	14,000	482,306
Omron Corp.	12,200	514,229
Ono Pharmaceutical Co., Ltd.	4,900	431,450
Oracle Corp. Japan	2,600	113,696
Oriental Land Co., Ltd.	3,000	513,943
ORIX Corp.	77,600	1,286,120
Osaka Gas Co., Ltd.	112,000	470,974
Otsuka Corp.	3,000	145,403
Otsuka Holdings Co., Ltd.	22,900	709,797
Panasonic Corp.	129,600	1,578,662
Park24 Co., Ltd.	5,800	105,460
Rakuten, Inc.	48,000	620,226
Resona Holdings, Inc.	128,105	746,083
Ricoh Co., Ltd.	40,000	476,581
Rinnai Corp.	1,900	183,426
Rohm Co., Ltd.	5,700	326,904
Sankyo Co., Ltd.	3,200	123,034
Sanrio Co., Ltd.	2,700	78,437
Santen Pharmaceutical Co., Ltd.	4,400	247,569
SBI Holdings, Inc.	12,020	147,128
Secom Co., Ltd.	12,500	763,783
Sega Sammy Holdings, Inc.	11,100	218,373
Seiko Epson Corp.	6,900	293,559
Sekisui Chemical Co., Ltd.	25,000	289,472
Sekisui House Ltd.	32,000	438,754
Seven & I Holdings Co., Ltd.	44,200	1,862,155
Seven Bank Ltd.	35,500	145,077
Sharp Corp.*	90,000	288,732
Shikoku Electric Power Co., Inc.*	10,600	147,953
Shimadzu Corp.	14,000	128,385
Shimamura Co., Ltd.	1,300	127,812
Shimano, Inc.	4,700	521,475
Shimizu Corp.	35,000	247,717
Shin-Etsu Chemical Co., Ltd.	24,400	1,483,196
Shinsei Bank Ltd.	98,000	220,562
Shionogi & Co., Ltd.	17,800	371,445
Shiseido Co., Ltd.	21,400	390,166
Shizuoka Bank Ltd.	31,000	335,077
Showa Shell Sekiyu KK	12,500	142,022
SMC Corp.	3,300	883,106
SoftBank Corp.	56,500	4,206,895
Sony Corp.	60,200	999,520
Sony Financial Holdings, Inc.	10,400	177,397
Stanley Electric Co., Ltd.	8,500	221,593
Sumitomo Chemical Co., Ltd.	89,000	336,479
Sumitomo Corp.	67,000	904,753
Sumitomo Dainippon Pharma Co. Ltd.	9,500	109,249
Sumitomo Electric Industries Ltd.	44,900	631,583
Sumitomo Heavy Industries Ltd.	33,000	157,011
Sumitomo Metal Mining Co., Ltd.	31,000	503,381

Sumitomo Mitsui Financial Group, Inc.	74,097	$3,104,167
Sumitomo Mitsui Trust Holdings, Inc.	195,680	894,327
Sumitomo Realty & Development Co., Ltd.	21,000	901,111
Sumitomo Rubber Industries Ltd.	10,200	147,203
Suntory Beverage & Food Ltd.	7,300	286,437
Suruga Bank Ltd.	11,000	213,474
Suzuken Co., Ltd.	4,200	156,300
Suzuki Motor Corp.	21,700	679,671
Sysmex Corp.	8,600	323,015
T&D Holdings, Inc.	34,500	468,945
Taiheiyo Cement Corp.	70,000	281,921
Taisei Corp.	58,000	321,189
Taisho Pharmaceutical Holdings Co., Ltd.	1,500	109,422
Taiyo Nippon Sanso Corp.	16,000	141,671
Takashimaya Co., Ltd.	16,000	155,254
Takeda Pharmaceutical Co., Ltd.	45,600	2,115,141
TDK Corp.	7,300	342,283
Teijin Ltd.	56,000	140,408
Terumo Corp.	18,000	402,448
THK Co., Ltd.	6,800	160,292
Tobu Railway Co., Ltd.	61,000	319,135
Toho Co., Ltd.	6,800	159,487
Toho Gas Co., Ltd.	24,000	131,958
Tohoku Electric Power Co., Inc.	27,000	316,895
Tokio Marine Holdings, Inc.	41,200	1,355,100
Tokyo Electric Power Co., Inc.*	86,100	358,661
Tokyo Electron Ltd.	10,200	689,498
Tokyo Gas Co., Ltd.	137,000	800,592
Tokyo Tatemono Co., Ltd.	25,000	231,232
Tokyu Corp.	68,000	481,951
Tokyu Fudosan Holdings Corp.	29,100	229,514
TonenGeneral Sekiyu KK	17,000	161,433
Toppan Printing Co., Ltd.	33,000	255,387
Toray Industries, Inc.	87,000	571,956
Toshiba Corp.	240,000	1,120,577
TOTO Ltd.	18,000	242,535
Toyo Seikan Group Holdings Ltd.	9,700	148,988
Toyo Suisan Kaisha Ltd.	5,000	154,237
Toyoda Gosei Co., Ltd.	2,900	60,230
Toyota Industries Corp.	9,700	500,775
Toyota Motor Corp.	161,300	9,687,076
Toyota Tsusho Corp.	12,700	365,185
Trend Micro, Inc.	6,300	207,398
Unicharm Corp.	6,800	405,228
United Urban Investment Corp. (REIT)	137	221,110
USS Co., Ltd.	13,100	223,581
West Japan Railway Co.	10,000	440,255
Yahoo! Japan Corp.	86,600	400,067
Yakult Honsha Co., Ltd.	5,200	263,324
Yamada Denki Co., Ltd.	54,700	194,923
Yamaguchi Financial Group, Inc.	13,000	137,052
Yamaha Corp.	10,100	159,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Yamaha Motor Co., Ltd.	15,400	$264,964
Yamato Holdings Co., Ltd.	22,000	455,831
Yamato Kogyo Co., Ltd.	1,900	55,703
Yamazaki Baking Co., Ltd.	4,000	49,948
Yaskawa Electric Corp.	13,000	157,455
Yokogawa Electric Corp.	12,800	161,856
Yokohama Rubber Co., Ltd.	12,000	103,766

		163,124,226

Luxembourg (0.2%)
Altice S.A.*	3,458	240,919
ArcelorMittal S.A.	59,464	881,822
Millicom International Cellular S.A. (SDR)	3,731	341,743
RTL Group S.A.	2,033	226,155
SES S.A. (FDR)	18,086	685,995
Tenaris S.A.	28,106	661,951

		3,038,585

Macau (0.1%)
MGM China Holdings Ltd.	56,800	197,141
Sands China Ltd.	144,000	1,087,840
Wynn Macau Ltd.	92,800	363,997

		1,648,978

Mexico (0.0%)
Fresnillo plc	10,690	159,531

Netherlands (2.6%)
Aegon N.V.	105,627	921,904
Akzo Nobel N.V.	14,468	1,084,654
ASML Holding N.V.	21,262	1,980,047
Corio N.V. (REIT)	4,014	205,014
Delta Lloyd N.V.	11,340	287,886
Fugro N.V. (CVA)	4,344	248,726
Gemalto N.V.	4,716	488,842
Heineken Holding N.V.	6,003	394,679
Heineken N.V.	13,709	984,202
ING Groep N.V. (CVA)*	223,523	3,140,279
Koninklijke Ahold N.V.	55,361	1,039,298
Koninklijke Boskalis Westminster N.V.	4,667	267,667
Koninklijke DSM N.V.	10,218	744,208
Koninklijke KPN N.V.*	191,773	698,765
Koninklijke Philips N.V.	57,291	1,818,045
Koninklijke Vopak N.V.	4,189	204,775
OCI*	5,391	210,384
QIAGEN N.V.*	14,092	341,542
Randstad Holding N.V.	7,332	397,472
Reed Elsevier N.V.	41,046	941,422
Royal Dutch Shell plc, Class A	228,667	9,464,575
Royal Dutch Shell plc, Class B	142,605	6,205,078
TNT Express N.V.	28,056	253,937
Unilever N.V. (CVA)	94,723	4,144,698
Wolters Kluwer N.V.	17,975	532,137
Ziggo N.V.	8,879	410,576

		37,410,812

New Zealand (0.1%)
Auckland International Airport Ltd.	56,800	193,952
Contact Energy Ltd.	23,087	107,335

Fletcher Building Ltd.	40,793	$314,661
Ryman Healthcare Ltd.	17,052	127,651
Telecom Corp. of New Zealand Ltd.	108,104	253,663
Xero Ltd.*	3,750	85,333

		1,082,595

Norway (0.4%)
Aker Solutions ASA	9,806	170,418
DNB ASA	58,151	1,063,694
Gjensidige Forsikring ASA	11,923	213,818
Norsk Hydro ASA	72,360	387,290
Orkla ASA	45,501	405,395
Statoil ASA	66,397	2,039,371
Telenor ASA	44,189	1,006,416
Yara International ASA	10,997	550,939

		5,837,341

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	160,867	132,606
EDP - Energias de Portugal S.A.	134,255	673,573
Galp Energia SGPS S.A., Class B	23,578	431,978
Jeronimo Martins SGPS S.A.	14,991	246,634

		1,484,791

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	121,000	223,194
CapitaCommercial Trust (REIT)	119,000	162,242
CapitaLand Ltd.	153,000	392,654
CapitaMall Trust (REIT)	144,000	228,086
City Developments Ltd.	24,000	196,904
ComfortDelGro Corp., Ltd.	120,000	240,597
DBS Group Holdings Ltd.	102,000	1,370,198
Genting Singapore plc	363,941	388,196
Global Logistic Properties Ltd.	184,000	398,428
Golden Agri-Resources Ltd.	439,609	195,672
Hutchison Port Holdings Trust (BATS Europe Exchange), Class U	112,000	78,960
Hutchison Port Holdings Trust (Singapore Stock Exchange), Class U	199,000	143,280
Jardine Cycle & Carriage Ltd.	6,000	212,976
Keppel Corp., Ltd.	85,900	743,332
Keppel Land Ltd.	44,000	119,272
Oversea-Chinese Banking Corp., Ltd.	154,000	1,179,485
Sembcorp Industries Ltd.	59,000	254,094
Sembcorp Marine Ltd.	50,000	164,408
Singapore Airlines Ltd.	32,000	266,132
Singapore Exchange Ltd.	51,000	284,265
Singapore Press Holdings Ltd.	83,036	277,697
Singapore Technologies Engineering Ltd.	92,000	280,375
Singapore Telecommunications Ltd.	474,000	1,463,550
StarHub Ltd.	35,890	120,027
United Overseas Bank Ltd.	77,945	1,407,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

UOL Group Ltd.	28,900	$151,117
Wilmar International Ltd.	114,000	291,651

		11,234,540

Spain (2.0%)
Abertis Infraestructuras S.A.	24,068	553,831
ACS Actividades de Construccion y Servicios S.A.	10,440	477,470
Amadeus IT Holding S.A., Class A	22,641	933,790
Banco Bilbao Vizcaya Argentaria S.A.	346,606	4,418,122
Banco de Sabadell S.A.	192,088	655,461
Banco Popular Espanol S.A.	104,826	700,467
Banco Santander S.A.	689,340	7,202,058
Bankia S.A.*	270,276	524,046
CaixaBank S.A.*	97,064	599,024
CaixaBank S.A.*†	1,115	6,881
Distribuidora Internacional de Alimentacion S.A.	36,417	335,298
Enagas S.A.	11,376	366,063
Ferrovial S.A.	24,021	534,988
Gas Natural SDG S.A.	20,851	658,535
Grifols S.A.	8,882	485,451
Iberdrola S.A.	298,253	2,280,085
Inditex S.A.	12,979	1,997,589
Mapfre S.A.	56,101	223,620
Red Electrica Corporacion S.A.	6,444	589,428
Repsol S.A.	49,132	1,295,744
Telefonica S.A.	238,101	4,081,917
Zardoya Otis S.A.	9,563	170,230

		29,090,098

Sweden (1.7%)
Alfa Laval AB	18,730	482,718
Assa Abloy AB, Class B	19,882	1,011,723
Atlas Copco AB, Class A	39,955	1,154,719
Atlas Copco AB, Class B	23,227	620,518
Boliden AB	16,297	236,471
Electrolux AB	14,324	362,305
Elekta AB, Class B	21,949	279,226
Getinge AB, Class B	11,918	313,221
Hennes & Mauritz AB, Class B	55,074	2,406,868
Hexagon AB, Class B	14,098	454,492
Husqvarna AB, Class B	24,095	187,342
Industrivarden AB, Class C	7,027	138,825
Investment AB Kinnevik, Class B	13,511	575,904
Investor AB, Class B	27,105	1,017,013
Lundin Petroleum AB*	13,256	268,233
Nordea Bank AB	177,167	2,500,445
Sandvik AB	63,446	866,957
Securitas AB, Class B	18,669	221,433
Skandinaviska Enskilda Banken AB, Class A	90,386	1,208,024
Skanska AB, Class B	22,622	516,326
SKF AB, Class B	23,337	595,514
Svenska Cellulosa AB SCA, Class B	34,688	903,859
Svenska Handelsbanken AB, Class A	29,585	1,448,355
Swedbank AB, Class A	53,880	1,428,940
Swedish Match AB	12,264	425,837

Tele2 AB, Class B	18,977	$223,524
Telefonaktiebolaget LM Ericsson, Class B	176,207	2,129,553
TeliaSonera AB	141,709	1,035,211
Volvo AB, Class B	89,498	1,232,991

		24,246,547

Switzerland (5.4%)
ABB Ltd. (Registered)*	127,452	2,934,788
Actelion Ltd. (Registered)*	6,082	769,509
Adecco S.A. (Registered)*	9,905	815,364
Aryzta AG*	5,195	492,084
Baloise Holding AG (Registered)	2,830	333,486
Barry Callebaut AG (Registered)*	112	152,188
Cie Financiere Richemont S.A. (Registered), Class A	30,271	3,176,270
Coca-Cola HBC AG (ADR)*	7,893	179,566
Coca-Cola HBC AG (CDI)*	4,113	94,463
Credit Suisse Group AG (Registered)*	89,129	2,548,840
EMS-Chemie Holding AG (Registered)	488	194,804
Geberit AG (Registered)	2,130	747,710
Givaudan S.A. (Registered)*	538	897,273
Glencore plc*	628,337	3,500,756
Holcim Ltd. (Registered)*	13,623	1,197,466
Julius Baer Group Ltd.*	13,322	549,225
Kuehne + Nagel International AG (Registered)	3,216	427,930
Lindt & Spruengli AG	51	259,601
Lindt & Spruengli AG (Registered)	6	370,636
Lonza Group AG (Registered)*	3,153	343,104
Nestle S.A. (Registered)	188,829	14,628,498
Novartis AG (Registered)	134,618	12,189,699
Pargesa Holding S.A.	1,613	144,875
Partners Group Holding AG	1,034	282,636
Roche Holding AG	41,117	12,263,697
Schindler Holding AG	2,569	390,506
Schindler Holding AG (Registered)	1,284	193,585
SGS S.A. (Registered)	326	781,179
Sika AG	128	523,374
Sonova Holding AG (Registered)	2,983	455,119
STMicroelectronics N.V.	37,955	340,519
Sulzer AG (Registered)	1,429	200,460
Swatch Group AG	1,835	1,108,077
Swatch Group AG (Registered)	2,586	287,236
Swiss Life Holding AG (Registered)*	1,911	453,184
Swiss Prime Site AG (Registered)*	3,218	266,715
Swiss Reinsurance AG*	20,952	1,864,133
Swisscom AG (Registered)	1,387	806,268
Syngenta AG (Registered)	5,384	2,005,340
Transocean Ltd.	21,393	961,575
UBS AG (Registered)*	212,354	3,896,030
Wolseley plc	15,779	864,944
Zurich Insurance Group AG*	8,823	2,659,436

		77,552,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

United Kingdom (10.4%)
3i Group plc	57,855	$397,933
Aberdeen Asset Management plc	57,079	443,392
Admiral Group plc	11,409	302,448
AGL Energy Ltd.	15,219	429,756
AMEC plc	17,699	368,024
Anglo American plc	82,886	2,028,471
Antofagasta plc	23,484	306,654
ARM Holdings plc	83,088	1,252,754
ASOS plc*	3,005	152,226
Associated British Foods plc	21,203	1,106,385
AstraZeneca plc	74,245	5,515,165
Aviva plc	175,311	1,531,639
Babcock International Group plc	29,701	590,648
BAE Systems plc	181,149	1,342,070
Barclays plc	958,106	3,489,287
BG Group plc	198,241	4,189,980
BHP Billiton plc	122,794	3,970,778
BP plc	1,084,229	9,554,224
British American Tobacco plc	111,222	6,620,211
British Land Co. plc (REIT)	55,780	670,620
British Sky Broadcasting Group plc	58,488	904,871
BT Group plc	459,742	3,028,403
Bunzl plc	19,778	549,016
Burberry Group plc	26,313	667,826
Capita plc	39,005	764,324
Centrica plc	296,929	1,588,522
CNH Industrial N.V.	54,463	559,321
Cobham plc	64,249	343,392
Compass Group plc	104,737	1,822,941
Croda International plc	8,058	303,528
Diageo plc	147,626	4,714,396
Direct Line Insurance Group plc	86,138	397,730
easyJet plc	9,453	220,828
Friends Life Group Ltd.	84,441	455,647
G4S plc	93,390	407,880
GKN plc	97,201	604,016
GlaxoSmithKline plc	284,372	7,611,585
Hammerson plc (REIT)	42,451	421,374
Hargreaves Lansdown plc	12,723	269,564
HSBC Holdings plc	1,104,959	11,211,898
ICAP plc	32,749	212,977
IMI plc	16,752	426,314
Imperial Tobacco Group plc	57,125	2,571,186
Inmarsat plc	26,681	341,322
InterContinental Hotels Group plc	14,423	597,588
International Consolidated Airlines Group S.A.*	55,276	350,518
Intertek Group plc	9,574	450,422
Intu Properties plc (REIT)	52,635	280,688
Investec plc	34,253	315,965
ITV plc	221,270	674,810
J Sainsbury plc	73,094	394,669
Johnson Matthey plc	12,199	647,198
Kingfisher plc	141,187	867,443
Land Securities Group plc (REIT)	46,515	824,716

Legal & General Group plc	351,840	$1,357,221
Lloyds Banking Group plc*	3,346,212	4,252,080
London Stock Exchange Group plc	10,501	360,686
Marks & Spencer Group plc	96,023	698,747
Meggitt plc	47,652	412,651
Melrose Industries plc	63,835	284,261
National Grid plc	217,155	3,121,768
Next plc	9,174	1,016,600
Old Mutual plc	291,172	985,162
Pearson plc	48,643	960,678
Persimmon plc*	18,040	393,022
Persimmon plc (Interim CREST Entitlements)*†(b)	18,040	21,611
Petrofac Ltd.	15,450	318,087
Prudential plc	148,653	3,411,568
Randgold Resources Ltd.	5,211	434,579
Reckitt Benckiser Group plc	38,011	3,317,653
Reed Elsevier plc	65,658	1,056,251
Rexam plc*	41,857	383,242
Rio Tinto plc	73,957	3,934,429
Rolls-Royce Holdings plc*	111,853	2,046,336
Rolls-Royce Holdings plc (Preference)*†(b)	14,988,302	25,651
Royal Bank of Scotland Group plc*	144,325	811,141
Royal Mail plc*	36,082	308,136
RSA Insurance Group plc*	58,922	478,784
SABMiller plc	57,001	3,305,045
Sage Group plc	67,240	442,001
Schroders plc	7,425	318,441
Segro plc (REIT)	44,235	261,329
Severn Trent plc	14,191	469,215
Smith & Nephew plc	53,871	957,904
Smiths Group plc	23,417	519,784
Sports Direct International plc*	15,829	191,389
SSE plc	57,020	1,529,142
Standard Chartered plc	143,538	2,933,072
Standard Life plc	140,317	898,358
Subsea 7 S.A.	15,712	293,038
Tate & Lyle plc	27,767	325,277
Tesco plc	479,141	2,330,445
Travis Perkins plc	14,586	408,885
TUI Travel plc	26,675	181,693
Tullow Oil plc	54,021	789,074
Unilever plc	75,291	3,415,893
United Utilities Group plc	40,593	612,733
Vodafone Group plc	1,540,935	5,142,454
Weir Group plc	12,652	567,082
Whitbread plc	10,673	805,338
William Hill plc	51,382	288,427
WM Morrison Supermarkets plc	131,385	412,379
WPP plc	77,789	1,696,052

		149,550,337

United States (0.0%)
Carnival plc	10,928	412,944

Total Common Stocks (56.0%) (Cost $652,851,239)		804,927,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Cayman Islands (0.0%)
HKT Trust and HKT Ltd., expiring 8/5/14*(b)	24,120	$7,127

Spain (0.0%)
Repsol S.A., expiring 7/24/14*	49,132	33,436

Total Rights (0.0%) (Cost $—)		40,563

Total Investments (56.0%) (Cost $652,851,239)		804,968,345
Other Assets Less Liabilities (44.0%)		632,846,238

Net Assets (100%)		$1,437,814,583

*	Non-income producing.
†	Securities (totaling $54,143 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,963,010	$—	$—	$2,547,191	$101,789	$—

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	5,643	September-14	$252,285,155	$249,735,345	$(2,549,810)
FTSE 100 Index	1,357	September-14	155,889,211	155,854,236	(34,975)
SPI 200 Index	495	September-14	62,562,650	62,475,858	(86,792)
TOPIX Index	1,303	September-14	159,557,865	162,384,630	2,826,765

					$155,188

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/12/14	Deutsche Bank AG	5,000	$8,551,870	$8,388,600	$163,270
European Union Euro vs. U.S. Dollar, expiring 9/12/14	Deutsche Bank AG	20,000	27,393,540	27,071,000	322,540
Japanese Yen vs. U.S. Dollar, expiring 9/12/14	Deutsche Bank AG	500,000	4,938,208	4,908,804	29,404

					$515,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$95,159,750	$21,611	$95,181,361
Consumer Staples	179,566	88,880,961	—	89,060,527
Energy	—	58,669,309	—	58,669,309
Financials	—	203,346,064	6,881	203,352,945
Health Care	—	84,876,418	—	84,876,418
Industrials	151,500	102,359,478	25,651	102,536,629
Information Technology	—	35,586,670	—	35,586,670
Materials	—	64,806,084	—	64,806,084
Telecommunication Services	—	39,583,667	—	39,583,667
Utilities	—	31,274,172	—	31,274,172
Forward Currency Contracts	—	515,214	—	515,214
Futures	2,826,765	—	—	2,826,765
Rights
Energy	—	33,436	—	33,436
Telecommunication Services	—	7,127	—	7,127

Total Assets	$3,157,831	$805,098,350	$54,143	$808,310,324

Liabilities:
Futures	$(2,671,577)	$—	$—	$(2,671,577)

Total Liabilities	$(2,671,577)	$—	$—	$(2,671,577)

Total	$486,254	$805,098,350	$54,143	$805,638,747

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	515,214
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	2,826,765	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,341,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,671,577	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,671,577)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(118,469)	—	(118,469)
Credit contracts	—	—	—	—	—
Equity contracts	—	34,951,125	—	—	34,951,125
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$34,951,125	$(118,469)	$—	$34,832,656

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	568,519	—	568,519
Credit contracts	—	—	—	—	—
Equity contracts	—	(18,069,513)	—	—	(18,069,513)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(18,069,513)	$568,519	$—	$(17,500,994)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $32,858,000 and futures contracts with an average notional balance of approximately $526,953,000 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$515,214		$—	$—	$515,214
Exchange Traded Futures & Options Contracts (b)	2,826,765	(c)	—	—	2,826,765

	$3,341,979		$—	$—	$3,341,979

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Exchange Traded Futures & Options Contracts (b)	$2,671,577	(c)	$—	$—	$2,671,577

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,800,447
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,533,240

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,003,816
Aggregate gross unrealized depreciation	(20,310,097)

Net unrealized appreciation	$149,693,719

Federal income tax cost of investments	$655,274,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,977,631)	$2,547,191
Unaffiliated Issuers (Cost $650,873,608)	802,421,154
Cash	3,615,662
Foreign cash (Cost $586,404,311)	586,974,557
Cash held as collateral at broker	38,154,100
Dividends, interest and other receivables	2,818,907
Receivable from Separate Accounts for Trust shares sold	1,387,672
Receivable for securities sold	751,301
Unrealized appreciation on forward foreign currency contracts	515,214
Other assets	25,644

Total assets	1,439,211,402

LIABILITIES
Investment management fees payable	525,506
Due to broker for futures variation margin	400,676
Administrative fees payable	191,285
Payable to Separate Accounts for Trust shares redeemed	98,571
Distribution fees payable – Class IB	28,065
Trustees’ fees payable	1,793
Accrued expenses	150,923

Total liabilities	1,396,819

NET ASSETS	$1,437,814,583

Net assets were comprised of:
Paid in capital	$1,238,125,675
Accumulated undistributed net investment income (loss)	14,534,623
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	31,766,523
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	153,387,762

Net assets	$1,437,814,583

Class IB
Net asset value, offering and redemption price per share, $136,064,355 / 9,668,209 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.07

Class K
Net asset value, offering and redemption price per share, $1,301,750,228 / 92,148,974 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($101,789 of dividend income received from affiliates) (net of $1,662,363 foreign withholding tax)	$20,783,450
Interest	125,452

Total income	20,908,902

EXPENSES
Investment management fees	2,922,029
Administrative fees	990,126
Distribution fees – Class IB	165,043
Custodian fees	113,746
Printing and mailing expenses	62,390
Professional fees	26,312
Trustees’ fees	16,489
Miscellaneous	39,323

Total expenses	4,335,458

NET INVESTMENT INCOME (LOSS)	16,573,444

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	166,281
Futures	34,951,125
Foreign currency transactions	(143,094)

Net realized gain (loss)	34,974,312

Change in unrealized appreciation (depreciation) on:
Investments ($(415,819) of change in unrealized appreciation (depreciation) from affiliates)	18,547,869
Futures	(18,069,513)
Foreign currency translations	11,731,954

Net change in unrealized appreciation (depreciation)	12,210,310

NET REALIZED AND UNREALIZED GAIN (LOSS)	47,184,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,758,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,573,444	$9,920,907
Net realized gain (loss) on investments, futures and foreign currency transactions	34,974,312	75,874,910
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	12,210,310	109,678,203

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	63,758,066	195,474,020

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IB	—	(10,364,917)
Class K	—	(83,297,546)

TOTAL DISTRIBUTIONS	—	(93,662,463)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 76 shares, respectively ]	—	940
Capital shares repurchased [ 0 and (10,672) shares, respectively ]	—	(132,222)

Total Class IA transactions	—	(131,282)

Class IB
Capital shares sold [ 327,682 and 946,125 shares, respectively ]	4,419,699	12,468,014
Capital shares issued in reinvestment of distributions [ 0 and 799,650 shares, respectively ]	—	10,364,917
Capital shares repurchased [ (591,850) and (1,585,654) shares, respectively ]	(8,058,001)	(20,980,194)

Total Class IB transactions	(3,638,302)	1,852,737

Class K
Capital shares sold [ 12,170,331 and 23,423,708 shares, respectively ]	165,037,574	309,707,712
Capital shares issued in reinvestment of distributions [ 0 and 6,411,045 shares, respectively ]	—	83,297,546
Capital shares repurchased [ (1,276,940) and (4,807,086) shares, respectively ]	(17,292,866)	(64,085,863)

Total Class K transactions	147,744,708	328,919,395

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	144,106,406	330,640,850

TOTAL INCREASE (DECREASE) IN NET ASSETS	207,864,472	432,452,407
NET ASSETS:
Beginning of period	1,229,950,111	797,497,704

End of period (a)	$1,437,814,583	$1,229,950,111

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,534,623	$(2,038,821)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,						October 29, 2009* to December 31, 2009
Class IB		2013		2012	2011	2010
Net asset value, beginning of period	$13.46	$12.08		$10.42	$12.72	$12.29		$11.98

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.11	##(e)	0.14 (e)	0.15 (e)	0.30	(e)	(0.18	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.46	2.40		1.59	(2.20)	0.27		0.62

Total from investment operations	0.61	2.51		1.73	(2.05)	0.57		0.44

Less distributions:
Dividends from net investment income	—	—		(0.07)	(0.16)	(0.07)		(0.06)
Distributions from net realized gains	—	(1.13)		—	(0.09)	(0.07)		(0.07)

Total dividends and distributions	—	(1.13)		(0.07)	(0.25)	(0.14)		(0.13)

Net asset value, end of period	$14.07	$13.46		$12.08	$10.42	$12.72		$12.29

Total return (b)	4.53%	21.16%		16.60%	(16.11)%	4.75%		3.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136,064	$133,667		$118,078	$83,866	$43,893		$91
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.89%	0.91%		0.94%	0.95%	0.94%		0.94	%(c)
Before waivers and reimbursements (a)	0.89%	0.91%		0.94%	0.95%	1.01	%(c)	2.25	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.30%	0.82	%(aa)	1.27%	1.29%	2.54%		(8.26)%
Before waivers and reimbursements (a)	2.30%	0.82	%(aa)	1.27%	1.28%	2.50%		(9.62)%
Portfolio turnover rate (z)	2%	1%		3%	2%	3%		24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2013		2012
Net asset value, beginning of period	$13.49	$12.08		$10.42	$11.23

Income (loss) from investment operations:
Net investment income (loss)	0.17 (e)	0.14	##(e)	0.16 (e)	(0.03	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.47	2.40		1.60	(0.60)

Total from investment operations	0.64	2.54		1.76	(0.63)

Less distributions:
Dividends from net investment income	—	—		(0.10)	(0.18)
Distributions from net realized gains	—	(1.13)		—	—

Total dividends and distributions	—	(1.13)		(0.10)	(0.18)

Net asset value, end of period	$14.13	$13.49		$12.08	$10.42

Total return (b)	4.74%	21.41%		16.90%	(5.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,301,750	$1,096,284		$679,292	$397,699
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.64%	0.66%		0.69%	0.70%
Before waivers and reimbursements (a)	0.64%	0.66%		0.69%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.58%	1.03	%(bb)	1.47%	(0.82)%
Before waivers and reimbursements (a)	2.58%	1.03	%(bb)	1.47%	(0.83)%
Portfolio turnover rate (z)	2%	1%		3%	2%
*	Commencement of Operations.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.09 and $0.12 for Class IB and K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.65% for income after waivers and reimbursements and 0.65% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.86% for income after waivers and reimbursements and 0.86% before waivers and reimbursements.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	16.3%
Industrials	8.2
Consumer Discretionary	7.6
Consumer Staples	7.1
Health Care	6.8
Materials	5.2
Energy	4.7
Telecommunication Services	3.2
Information Technology	2.8
Utilities	2.5
Cash and Other	35.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class K
Actual	$1,000.00	$1,046.70	$3.27
Hypothetical (5% average return before expenses)	1,000.00	1,021.60	3.23

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratios of 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.9%)
AGL Energy Ltd.	59,632	$870,440
ALS Ltd.	40,466	338,075
Alumina Ltd.*	258,836	329,494
Amcor Ltd.	127,589	1,254,834
AMP Ltd.	310,111	1,549,822
APA Group	88,506	575,017
Asciano Ltd.	101,383	538,223
ASX Ltd.	20,295	682,049
Aurizon Holdings Ltd.	225,283	1,057,904
Australia & New Zealand Banking Group Ltd.	289,954	9,115,560
Bank of Queensland Ltd.	37,760	434,035
Bendigo and Adelaide Bank Ltd.	45,293	521,050
BHP Billiton Ltd.	338,901	11,472,444
Boral Ltd.	79,461	393,371
Brambles Ltd.	163,860	1,419,963
Caltex Australia Ltd.	14,877	302,590
CFS Retail Property Trust Group (REIT)	219,366	421,976
Coca-Cola Amatil Ltd.	61,945	552,568
Cochlear Ltd.	6,356	369,792
Commonwealth Bank of Australia	170,309	12,988,751
Computershare Ltd.	49,351	580,763
Crown Resorts Ltd.	38,608	550,450
CSL Ltd.	51,087	3,205,879
Dexus Property Group (REIT)	581,485	608,625
Federation Centres Ltd. (REIT)	147,367	346,010
Flight Centre Travel Group Ltd.	5,986	250,898
Fortescue Metals Group Ltd.	161,921	664,173
Goodman Group (REIT)	182,881	870,861
GPT Group (REIT)	181,627	657,658
Harvey Norman Holdings Ltd.	60,566	177,043
Iluka Resources Ltd.	43,572	334,031
Incitec Pivot Ltd.	171,124	467,948
Insurance Australia Group Ltd.	246,945	1,359,884
Leighton Holdings Ltd.	10,635	197,858
Lend Lease Group	58,916	728,324
Macquarie Group Ltd.	30,572	1,719,006
Metcash Ltd.	90,021	224,097
Mirvac Group (REIT)	382,064	643,077
National Australia Bank Ltd.	249,143	7,700,985
Newcrest Mining Ltd.*	82,064	814,061
Orica Ltd.	39,851	732,010
Origin Energy Ltd.	117,398	1,618,440
Qantas Airways Ltd.*	108,231	128,591
QBE Insurance Group Ltd.	131,688	1,349,784
Ramsay Health Care Ltd.	13,764	590,534
REA Group Ltd.	5,685	228,954
Rio Tinto Ltd.	46,077	2,576,919
Santos Ltd.	102,554	1,378,989
Scentre Group (REIT)*	554,222	1,672,332
Seek Ltd.	33,076	494,346
Sonic Healthcare Ltd.	40,241	657,591
SP AusNet	168,193	210,142
Stockland Corp., Ltd. (REIT)	245,957	899,870
Suncorp Group Ltd.	136,376	1,741,186
Sydney Airport	112,472	447,554
Tabcorp Holdings Ltd.	79,921	253,215
Tatts Group Ltd.	150,184	463,084

Telstra Corp., Ltd.	457,826	$2,249,194
Toll Holdings Ltd.	72,169	347,064
TPG Telecom Ltd.	28,650	148,855
Transurban Group	183,157	1,276,311
Treasury Wine Estates Ltd.	68,602	324,088
Wesfarmers Ltd.	120,714	4,762,533
Westfield Corp. (REIT)	210,495	1,419,177
Westpac Banking Corp.	328,503	10,494,733
Woodside Petroleum Ltd.	69,722	2,700,121
Woolworths Ltd.	132,846	4,411,908
WorleyParsons Ltd.	21,621	354,947

		111,222,061

Austria (0.2%)
Andritz AG	7,654	442,335
Erste Group Bank AG	29,446	952,368
Immofinanz AG*	101,785	359,585
OMV AG	15,447	698,002
Raiffeisen Bank International AG	12,541	400,374
Telekom Austria AG	24,828	242,739
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,832	205,111
Voestalpine AG	11,923	567,416

		3,867,930

Belgium (0.8%)
Ageas	23,772	948,374
Anheuser-Busch InBev N.V.	84,947	9,759,074
Belgacom S.A.	16,434	545,362
Colruyt S.A.	7,859	399,245
Delhaize Group S.A.	10,778	729,208
Groupe Bruxelles Lambert S.A.	8,529	886,301
KBC Groep N.V.*	26,560	1,445,652
Solvay S.A.	6,258	1,077,133
Telenet Group Holding N.V.*	5,596	318,918
UCB S.A.	12,087	1,023,332
Umicore S.A.	11,404	529,834

		17,662,433

Bermuda (0.1%)
Seadrill Ltd.	39,684	1,574,071

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	205,699	178,166

Denmark (1.0%)
A. P. Moller – Maersk A/S, Class A	291	684,631
A. P. Moller – Maersk A/S, Class B	694	1,724,532
Carlsberg A/S, Class B	11,345	1,222,043
Coloplast A/S, Class B	11,766	1,064,047
Danske Bank A/S	69,631	1,968,137
DSV A/S	19,102	622,718
Novo Nordisk A/S, Class B	210,410	9,684,150
Novozymes A/S, Class B	25,240	1,265,975
Pandora A/S	11,535	884,480
TDC A/S	85,541	885,284
Tryg A/S	2,314	233,744
Vestas Wind Systems A/S*	23,732	1,197,311
William Demant Holding A/S*	2,296	208,480

		21,645,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Finland (0.6%)
Elisa Oyj	14,581	$446,035
Fortum Oyj	46,749	1,255,303
Kone Oyj, Class B	32,625	1,361,646
Metso Oyj	12,074	457,466
Neste Oil Oyj	12,997	253,604
Nokia Oyj	395,575	2,995,385
Nokian Renkaat Oyj	12,064	470,798
Orion Oyj, Class B	10,471	390,422
Sampo Oyj, Class A	47,178	2,387,001
Stora Enso Oyj, Class R	59,421	578,506
UPM-Kymmene Oyj	55,416	946,997
Wartsila Oyj	15,675	777,418

		12,320,581

France (6.4%)
Accor S.A.	18,025	937,655
Aeroports de Paris S.A.	3,107	409,360
Air Liquide S.A.	37,816	5,105,651
Airbus Group N.V.	61,974	4,153,097
Alcatel-Lucent*	295,728	1,056,084
Alstom S.A.	22,889	834,478
Arkema S.A.	5,933	577,458
AtoS	8,270	688,959
AXA S.A.‡	191,775	4,583,639
BNP Paribas S.A.	111,771	7,582,765
Bollore S.A.	575	373,203
Bouygues S.A.	20,175	839,543
Bureau Veritas S.A.	23,023	639,020
Cap Gemini S.A.	15,473	1,103,852
Carrefour S.A.	64,945	2,395,752
Casino Guichard Perrachon S.A.	5,881	779,758
Christian Dior S.A.	5,772	1,148,393
Cie de Saint-Gobain S.A.	46,878	2,644,951
Cie Generale des Etablissements Michelin	19,700	2,353,857
CNP Assurances S.A.	18,101	375,751
Credit Agricole S.A.	104,682	1,476,413
Danone S.A.	59,860	4,445,852
Dassault Systemes S.A.	6,757	869,352
Edenred	21,305	646,035
Electricite de France S.A.	25,098	790,434
Essilor International S.A.	21,706	2,301,971
Eurazeo S.A.	3,958	329,246
Eutelsat Communications S.A.	16,342	567,819
Fonciere des Regions (REIT)	2,929	317,566
GDF Suez S.A.	152,846	4,207,816
Gecina S.A. (REIT)	2,452	357,576
Groupe Eurotunnel S.A. (Registered)	49,582	670,575
ICADE (REIT)	3,926	420,931
Iliad S.A.	2,745	829,739
Imerys S.A.	3,564	300,326
J.C. Decaux S.A.	7,139	266,380
Kering	8,002	1,754,786
Klepierre S.A. (REIT)	10,741	547,345
Lafarge S.A.	19,714	1,711,444
Lagardere S.C.A.	12,266	399,489
Legrand S.A.	28,021	1,714,526
L’Oreal S.A.	25,350	4,368,474
LVMH Moet Hennessy Louis Vuitton S.A.	29,484	5,684,440

Natixis S.A.	96,895	$621,200
Orange S.A.	196,026	3,093,522
Pernod-Ricard S.A.	22,376	2,687,080
Peugeot S.A.*	47,592	703,486
Publicis Groupe S.A.	19,272	1,634,544
Remy Cointreau S.A.	2,369	217,956
Renault S.A.	20,133	1,820,323
Rexel S.A.	28,346	662,946
Safran S.A.	28,766	1,883,399
Sanofi S.A.	125,929	13,377,475
Schneider Electric SE	55,089	5,186,044
SCOR SE	16,340	562,044
Societe BIC S.A.	3,137	429,206
Societe Generale S.A.	75,896	3,975,628
Sodexo S.A.	9,981	1,073,541
Suez Environnement Co. S.A.	30,192	577,960
Technip S.A.	10,887	1,190,966
Thales S.A.	9,694	586,379
Total S.A.	226,084	16,339,465
Unibail-Rodamco SE (REIT)	10,278	2,989,950
Valeo S.A.	8,012	1,076,129
Vallourec S.A.	11,596	519,303
Veolia Environnement S.A.	43,367	826,306
Vinci S.A.	50,999	3,812,878
Vivendi S.A.*	128,494	3,144,170
Wendel S.A.	3,362	481,535
Zodiac Aerospace	19,579	662,731

		143,697,927

Germany (6.0%)
adidas AG	22,186	2,247,156
Allianz SE (Registered)	48,177	8,028,399
Axel Springer SE	4,355	268,050
BASF SE	97,045	11,299,103
Bayer AG (Registered)	87,372	12,340,709
Bayerische Motoren Werke (BMW) AG	34,985	4,436,957
Bayerische Motoren Werke (BMW) AG (Preference)	5,809	556,878
Beiersdorf AG	10,525	1,018,488
Brenntag AG	5,414	967,447
Celesio AG*	5,401	192,285
Commerzbank AG*	101,909	1,601,965
Continental AG	11,626	2,692,780
Daimler AG (Registered)	101,733	9,528,325
Deutsche Bank AG (Registered)	158,966	5,593,086
Deutsche Boerse AG	20,422	1,584,991
Deutsche Lufthansa AG (Registered)	23,875	512,611
Deutsche Post AG (Registered)	102,112	3,692,698
Deutsche Telekom AG (Registered)	329,004	5,766,466
Deutsche Wohnen AG	29,754	641,689
E.ON SE	211,258	4,362,276
Fraport AG Frankfurt Airport Services Worldwide	4,118	290,961
Fresenius Medical Care AG & Co. KGaA	23,039	1,548,657
Fresenius SE & Co. KGaA	13,267	1,978,332
Fuchs Petrolub SE (Preference)	7,302	330,155
GEA Group AG	19,432	920,113

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Hannover Rueck SE	6,325	$569,969
HeidelbergCement AG	14,918	1,273,228
Henkel AG & Co. KGaA	12,376	1,245,565
Henkel AG & Co. KGaA (Preference)	18,843	2,178,439
Hochtief AG	2,490	215,518
Hugo Boss AG	3,275	489,479
Infineon Technologies AG	118,921	1,486,553
K+S AG (Registered)	18,340	603,088
Kabel Deutschland Holding AG	2,426	355,280
Lanxess AG	9,636	650,427
Linde AG	19,540	4,155,226
MAN SE	3,766	465,400
Merck KGaA	13,604	1,180,826
Metro AG*	17,065	743,775
Muenchener Rueckversicherungs AG (Registered)	18,950	4,201,019
OSRAM Licht AG*	9,530	480,676
Porsche Automobil Holding SE (Preference)	16,246	1,692,671
ProSiebenSat.1 Media AG (Registered)	22,972	1,023,407
RWE AG	51,423	2,208,520
SAP AG	97,363	7,519,200
Siemens AG (Registered)	83,778	11,064,476
Sky Deutschland AG*	46,230	425,901
Telefonica Deutschland Holding AG*	28,066	232,083
ThyssenKrupp AG*	47,693	1,390,365
United Internet AG (Registered)	11,943	526,175
Volkswagen AG	3,074	794,702
Volkswagen AG (Preference)	17,123	4,497,043

		134,069,588

Hong Kong (1.7%)
AIA Group Ltd.	1,272,600	6,395,511
ASM Pacific Technology Ltd.	24,477	267,496
Bank of East Asia Ltd.	132,921	551,379
BOC Hong Kong Holdings Ltd.	393,023	1,138,440
Cathay Pacific Airways Ltd.	122,768	229,366
Cheung Kong Holdings Ltd.	147,708	2,620,491
Cheung Kong Infrastructure Holdings Ltd.	63,013	434,564
CLP Holdings Ltd.	199,528	1,637,332
First Pacific Co., Ltd.	254,300	284,145
Galaxy Entertainment Group Ltd.	245,800	1,966,299
Hang Lung Properties Ltd.	232,711	717,614
Hang Seng Bank Ltd.	80,879	1,321,129
Henderson Land Development Co., Ltd.	110,819	648,436
HKT Trust and HKT Ltd.	258,600	304,632
Hong Kong & China Gas Co., Ltd.	662,107	1,448,872
Hong Kong Exchanges and Clearing Ltd.	116,422	2,170,595
Hutchison Whampoa Ltd.	225,533	3,084,550
Hysan Development Co., Ltd.	67,907	318,051
Kerry Properties Ltd.	63,224	221,069
Li & Fung Ltd.	619,850	918,131
Link REIT (REIT)	241,519	1,299,461

MTR Corp., Ltd.	150,016	$577,774
New World Development Co., Ltd.	552,327	628,551
Noble Group Ltd.	447,730	491,932
NWS Holdings Ltd.	158,968	294,947
PCCW Ltd.	430,965	256,898
Power Assets Holdings Ltd.	146,865	1,283,818
Shangri-La Asia Ltd.	144,635	226,552
Sino Land Co., Ltd.	313,007	515,324
SJM Holdings Ltd.	200,200	501,637
Sun Hung Kai Properties Ltd.	171,608	2,353,676
Swire Pacific Ltd., Class A	67,312	828,546
Swire Properties Ltd.	124,800	364,719
Techtronic Industries Co.	144,400	462,988
Wharf Holdings Ltd.	158,313	1,139,795
Wheelock & Co., Ltd.	92,674	386,819
Yue Yuen Industrial Holdings Ltd.	76,137	254,923

		38,546,462

Ireland (0.5%)
Bank of Ireland*	2,558,183	865,143
CRH plc (BATS Europe Exchange)	47,787	1,226,247
CRH plc (London Stock Exchange)	30,276	777,733
Experian plc	105,054	1,776,319
James Hardie Industries plc (CDI)	46,139	602,134
Kerry Group plc (BATS Europe
Exchange), Class A	5,292	395,433
Kerry Group plc (Irish Stock Exchange), Class A	11,384	855,008
Ryanair Holdings plc (ADR)*	1,950	108,810
Shire plc	62,057	4,853,539

		11,460,366

Israel (0.3%)
Bank Hapoalim B.M.	110,020	636,106
Bank Leumi Le-Israel B.M.*	139,410	543,989
Bezeq Israeli Telecommunication
Corp., Ltd.	204,539	383,268
Delek Group Ltd.	495	204,838
Israel Chemicals Ltd.	46,731	400,376
Israel Corp., Ltd.*	307	174,905
Mizrahi Tefahot Bank Ltd.	14,078	182,072
NICE Systems Ltd.	6,148	251,187
Teva Pharmaceutical Industries Ltd.	90,275	4,772,224

		7,548,965

Italy (1.6%)
Assicurazioni Generali S.p.A.	123,460	2,706,551
Atlantia S.p.A.	43,533	1,241,075
Banca Monte dei Paschi di Siena S.p.A.*	450,435	872,745
Banco Popolare SC*	38,863	640,178
Enel Green Power S.p.A.	180,919	512,311
Enel S.p.A.	695,775	4,052,891
Eni S.p.A.	268,826	7,354,707
Exor S.p.A.	10,437	428,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Fiat S.p.A.*	91,656	$904,888
Finmeccanica S.p.A.*	43,354	412,287
Intesa Sanpaolo S.p.A.	1,231,640	3,804,709
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	96,703	257,151
Luxottica Group S.p.A.	17,705	1,024,771
Mediobanca S.p.A.*	63,448	632,482
Pirelli & C. S.p.A.	24,864	399,022
Prysmian S.p.A.	21,979	496,581
Saipem S.p.A.*	28,202	760,755
Snam S.p.A.	213,635	1,287,134
Telecom Italia S.p.A.*	1,057,929	1,339,975
Telecom Italia S.p.A. (RNC)	627,664	620,101
Terna Rete Elettrica Nazionale S.p.A.	157,430	830,371
UniCredit S.p.A.	471,165	3,945,191
Unione di Banche Italiane S.c.p.A.	90,069	779,455
UnipolSai S.p.A.	93,732	301,359

		35,605,289

Japan (13.0%)
ABC-Mart, Inc.	2,699	144,401
Acom Co., Ltd.*	42,659	202,968
Advantest Corp.	16,802	207,651
Aeon Co., Ltd.	67,748	833,266
AEON Financial Service Co., Ltd.	12,462	325,866
Aeon Mall Co., Ltd.	11,991	315,917
Air Water, Inc.	14,966	239,326
Aisin Seiki Co., Ltd.	20,062	798,084
Ajinomoto Co., Inc.	61,771	968,287
Alfresa Holdings Corp.	4,434	285,810
Amada Co., Ltd.	35,852	364,519
ANA Holdings, Inc.	117,698	277,675
Aozora Bank Ltd.	118,345	389,012
Asahi Glass Co., Ltd.	108,843	641,422
Asahi Group Holdings Ltd.	40,913	1,284,274
Asahi Kasei Corp.	131,873	1,008,850
Asics Corp.	17,136	399,707
Astellas Pharma, Inc.	229,390	3,013,850
Bank of Kyoto Ltd.	36,490	331,744
Bank of Yokohama Ltd.	125,300	721,089
Benesse Holdings, Inc.	7,426	322,168
Bridgestone Corp.	68,441	2,394,979
Brother Industries Ltd.	25,985	450,162
Calbee, Inc.	7,403	204,175
Canon, Inc.	120,064	3,906,332
Casio Computer Co., Ltd.	22,273	323,195
Central Japan Railway Co.	15,163	2,162,829
Chiba Bank Ltd.	78,328	552,831
Chiyoda Corp.	16,333	197,824
Chubu Electric Power Co., Inc.*	67,246	835,721
Chugai Pharmaceutical Co., Ltd.	23,153	652,503
Chugoku Bank Ltd.	18,535	285,055
Chugoku Electric Power Co., Inc.	32,538	443,882
Citizen Holdings Co., Ltd.	30,092	236,150
Credit Saison Co., Ltd.	15,984	332,602
Dai Nippon Printing Co., Ltd.	60,328	630,048
Daicel Corp.	28,876	275,919
Daido Steel Co., Ltd.	29,481	150,744

Daihatsu Motor Co., Ltd.	20,094	$357,231
Dai-ichi Life Insurance Co., Ltd.	88,684	1,321,002
Daiichi Sankyo Co., Ltd.	67,583	1,260,864
Daikin Industries Ltd.	24,769	1,562,839
Daito Trust Construction Co., Ltd.	7,660	900,554
Daiwa House Industry Co., Ltd.	62,617	1,298,018
Daiwa Securities Group, Inc.	176,045	1,524,026
DeNA Co., Ltd.	10,904	147,460
Denso Corp.	51,606	2,463,008
Dentsu, Inc.	22,795	928,181
Don Quijote Holdings Co., Ltd.	6,000	334,633
East Japan Railway Co.	35,510	2,796,844
Eisai Co., Ltd.	26,295	1,101,584
Electric Power Development Co., Ltd.	12,897	418,845
FamilyMart Co., Ltd.	6,296	271,280
FANUC Corp.	20,316	3,503,485
Fast Retailing Co., Ltd.	5,682	1,869,415
Fuji Electric Co., Ltd.	57,989	274,762
Fuji Heavy Industries Ltd.	62,032	1,717,583
Fujifilm Holdings Corp.	48,532	1,353,368
Fujitsu Ltd.	198,258	1,485,394
Fukuoka Financial Group, Inc.	78,017	376,589
Gree, Inc.	9,760	85,552
GungHo Online Entertainment, Inc.	43,355	279,889
Gunma Bank Ltd.	42,677	252,342
Hachijuni Bank Ltd.	45,684	282,749
Hakuhodo DY Holdings, Inc.	23,420	232,570
Hamamatsu Photonics KK	7,500	367,948
Hankyu Hanshin Holdings, Inc.	120,000	684,665
Hikari Tsushin, Inc.	1,800	135,926
Hino Motors Ltd.	27,518	378,931
Hirose Electric Co., Ltd.	3,102	460,837
Hiroshima Bank Ltd.	53,000	253,216
Hisamitsu Pharmaceutical Co., Inc.	6,233	278,718
Hitachi Chemical Co., Ltd.	11,312	187,147
Hitachi Construction Machinery Co., Ltd.	11,187	222,846
Hitachi High-Technologies Corp.	7,082	168,478
Hitachi Ltd.	511,621	3,747,325
Hitachi Metals Ltd.	23,525	356,225
Hokuhoku Financial Group, Inc.	121,000	257,993
Hokuriku Electric Power Co.	18,062	239,448
Honda Motor Co., Ltd.	172,114	6,009,251
Hoya Corp.	46,119	1,532,368
Hulic Co., Ltd.	25,878	341,021
Ibiden Co., Ltd.	13,466	271,168
Idemitsu Kosan Co., Ltd.	8,748	190,063
IHI Corp.	141,166	657,720
Iida Group Holdings Co., Ltd.	17,509	265,992
INPEX Corp.	91,828	1,395,934
Isetan Mitsukoshi Holdings Ltd.	35,732	465,586
Isuzu Motors Ltd.	123,128	814,331
ITOCHU Corp.	158,374	2,033,903
ITOCHU Techno-Solutions Corp.	2,375	103,271
Iyo Bank Ltd.	23,826	240,835
J. Front Retailing Co., Ltd.	48,331	339,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Japan Airlines Co., Ltd.	6,467	$357,487
Japan Display, Inc.*	37,232	228,600
Japan Exchange Group, Inc.	27,369	674,060
Japan Prime Realty Investment Corp. (REIT)	80	287,054
Japan Real Estate Investment Corp. (REIT)	125	728,000
Japan Retail Fund Investment Corp. (REIT)	244	548,672
Japan Tobacco, Inc.	116,359	4,241,783
JFE Holdings, Inc.	51,524	1,063,488
JGC Corp.	22,348	679,010
Joyo Bank Ltd.	72,480	386,350
JSR Corp.	18,382	315,364
JTEKT Corp.	21,518	362,581
JX Holdings, Inc.	235,893	1,262,070
Kajima Corp.	86,261	381,471
Kakaku.com, Inc.	15,608	273,473
Kamigumi Co., Ltd.	23,296	214,322
Kaneka Corp.	31,324	196,036
Kansai Electric Power Co., Inc.*	73,977	697,380
Kansai Paint Co., Ltd.	24,052	401,955
Kao Corp.	54,803	2,156,849
Kawasaki Heavy Industries Ltd.	147,851	563,353
KDDI Corp.	61,533	3,753,146
Keikyu Corp.	49,534	444,953
Keio Corp.	61,997	487,139
Keisei Electric Railway Co., Ltd.	28,784	286,689
Keyence Corp.	4,926	2,149,001
Kikkoman Corp.	15,376	320,254
Kintetsu Corp.	189,549	690,426
Kirin Holdings Co., Ltd.	86,720	1,252,370
Kobe Steel Ltd.	311,905	467,988
Koito Manufacturing Co., Ltd.	11,007	281,952
Komatsu Ltd.	98,472	2,286,226
Konami Corp.	10,212	225,701
Konica Minolta, Inc.	49,564	489,744
Kubota Corp.	119,833	1,698,635
Kuraray Co., Ltd.	35,984	456,083
Kurita Water Industries Ltd.	10,286	238,303
Kyocera Corp.	33,688	1,598,854
Kyowa Hakko Kirin Co., Ltd.	25,593	346,360
Kyushu Electric Power Co., Inc.	44,712	503,592
Lawson, Inc.	6,720	504,141
LIXIL Group Corp.	27,977	755,038
M3, Inc.	20,325	323,418
Mabuchi Motor Co., Ltd.	2,911	220,685
Makita Corp.	12,551	775,571
Marubeni Corp.	174,889	1,279,233
Marui Group Co., Ltd.	26,214	251,777
Maruichi Steel Tube Ltd.	4,438	119,159
Mazda Motor Corp.	285,869	1,340,386
McDonald’s Holdings Co. Japan Ltd.	6,860	192,653
Medipal Holdings Corp.	15,478	219,401
MEIJI Holdings Co., Ltd.	6,682	442,586
Miraca Holdings, Inc.	5,700	276,265
Mitsubishi Chemical Holdings Corp.	145,274	643,878
Mitsubishi Corp.	148,879	3,096,472
Mitsubishi Electric Corp.	204,239	2,520,100
Mitsubishi Estate Co., Ltd.	132,165	3,262,866

Mitsubishi Gas Chemical Co., Inc.	42,717	$273,240
Mitsubishi Heavy Industries Ltd.	319,548	1,993,528
Mitsubishi Logistics Corp.	13,092	196,047
Mitsubishi Materials Corp.	113,181	396,617
Mitsubishi Motors Corp.	68,562	756,649
Mitsubishi Tanabe Pharma Corp.	22,469	336,464
Mitsubishi UFJ Financial Group, Inc.	1,346,940	8,256,747
Mitsubishi UFJ Lease & Finance Co., Ltd.	52,565	301,987
Mitsui & Co., Ltd.	182,602	2,927,256
Mitsui Chemicals, Inc.	85,712	234,364
Mitsui Fudosan Co., Ltd.	89,443	3,016,014
Mitsui O.S.K. Lines Ltd.	118,334	440,372
Mizuho Financial Group, Inc.	2,429,740	4,988,756
MS&AD Insurance Group Holdings, Inc.	52,991	1,279,986
Murata Manufacturing Co., Ltd.	21,323	1,995,591
Nabtesco Corp.	12,525	276,946
Nagoya Railroad Co., Ltd.	88,000	350,940
Namco Bandai Holdings, Inc.	18,981	444,429
NEC Corp.	274,647	875,682
Nexon Co., Ltd.	11,596	110,689
NGK Insulators Ltd.	27,733	629,642
NGK Spark Plug Co., Ltd.	18,099	510,606
NH Foods Ltd.	18,321	357,902
NHK Spring Co., Ltd.	15,570	146,010
Nidec Corp.	21,546	1,322,047
Nikon Corp.	35,941	565,874
Nintendo Co., Ltd.	11,301	1,352,595
Nippon Building Fund, Inc. (REIT)	147	859,030
Nippon Electric Glass Co., Ltd.	40,978	238,656
Nippon Express Co., Ltd.	87,461	423,902
Nippon Paint Co., Ltd.	18,330	387,933
Nippon Prologis REIT, Inc. (REIT)	137	319,425
Nippon Steel & Sumitomo Metal Corp.	803,620	2,570,188
Nippon Telegraph & Telephone Corp.	39,841	2,484,729
Nippon Yusen KK	169,558	488,731
Nissan Motor Co., Ltd.	262,884	2,493,772
Nisshin Seifun Group, Inc.	20,398	243,435
Nissin Foods Holdings Co., Ltd.	6,394	328,836
Nitori Holdings Co., Ltd.	7,400	404,679
Nitto Denko Corp.	16,273	762,528
NKSJ Holdings, Inc.	35,807	964,232
NOK Corp.	9,536	191,558
Nomura Holdings, Inc.	383,413	2,713,658
Nomura Real Estate Holdings, Inc.	12,825	242,688
Nomura Research Institute Ltd.	11,812	371,949
NSK Ltd.	48,549	631,154
NTT Data Corp.	13,145	504,753
NTT DOCOMO, Inc.	161,225	2,756,445
NTT Urban Development Corp.	10,942	123,132
Obayashi Corp.	66,334	473,417
Odakyu Electric Railway Co., Ltd.	66,950	644,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Oji Holdings Corp.	80,744	$332,365
Olympus Corp.*	25,548	880,139
Omron Corp.	21,356	900,154
Ono Pharmaceutical Co., Ltd.	8,925	785,855
Oracle Corp. Japan	4,060	177,541
Oriental Land Co., Ltd.	5,336	914,133
ORIX Corp.	138,462	2,294,829
Osaka Gas Co., Ltd.	200,669	843,838
Otsuka Corp.	5,319	257,799
Otsuka Holdings Co., Ltd.	41,170	1,276,085
Panasonic Corp.	233,424	2,843,346
Park24 Co., Ltd.	10,500	190,919
Rakuten, Inc.	83,757	1,082,256
Resona Holdings, Inc.	232,747	1,355,518
Ricoh Co., Ltd.	74,176	883,771
Rinnai Corp.	4,049	390,891
Rohm Co., Ltd.	10,174	583,495
Sankyo Co., Ltd.	5,502	211,542
Sanrio Co., Ltd.	5,100	148,160
Santen Pharmaceutical Co., Ltd.	7,569	425,875
SBI Holdings, Inc.	21,567	263,986
Secom Co., Ltd.	22,240	1,358,922
Sega Sammy Holdings, Inc.	19,225	378,218
Seiko Epson Corp.	13,400	570,100
Sekisui Chemical Co., Ltd.	43,617	505,037
Sekisui House Ltd.	59,430	814,849
Seven & I Holdings Co., Ltd.	79,321	3,341,810
Seven Bank Ltd.	60,798	248,461
Sharp Corp.*	156,487	502,031
Shikoku Electric Power Co., Inc.*	19,057	265,995
Shimadzu Corp.	23,427	214,833
Shimamura Co., Ltd.	2,468	242,646
Shimano, Inc.	8,391	930,999
Shimizu Corp.	64,090	453,606
Shin-Etsu Chemical Co., Ltd.	43,371	2,636,381
Shinsei Bank Ltd.	170,420	383,552
Shionogi & Co., Ltd.	32,093	669,706
Shiseido Co., Ltd.	37,778	688,771
Shizuoka Bank Ltd.	56,770	613,624
Showa Shell Sekiyu KK	18,425	209,340
SMC Corp.	5,942	1,590,125
SoftBank Corp.	101,684	7,571,220
Sony Corp.	109,799	1,823,029
Sony Financial Holdings, Inc.	19,418	331,221
Stanley Electric Co., Ltd.	14,816	386,250
Sumitomo Chemical Co., Ltd.	161,842	611,870
Sumitomo Corp.	119,996	1,620,399
Sumitomo Dainippon Pharma Co. Ltd.	16,512	189,887
Sumitomo Electric Industries Ltd.	79,660	1,120,532
Sumitomo Heavy Industries Ltd.	61,132	290,861
Sumitomo Metal Mining Co., Ltd.	55,849	906,881
Sumitomo Mitsui Financial Group, Inc.	134,308	5,626,604
Sumitomo Mitsui Trust Holdings, Inc.	352,054	1,609,012
Sumitomo Realty & Development Co., Ltd.	39,312	1,686,879

Sumitomo Rubber Industries Ltd.	17,864	$257,807
Suntory Beverage & Food Ltd.	14,724	577,739
Suruga Bank Ltd.	20,526	398,343
Suzuken Co., Ltd.	7,294	271,441
Suzuki Motor Corp.	38,564	1,207,873
Sysmex Corp.	15,200	570,910
T&D Holdings, Inc.	61,296	833,173
Taiheiyo Cement Corp.	123,704	498,211
Taisei Corp.	107,613	595,932
Taisho Pharmaceutical Holdings Co., Ltd.	3,560	259,695
Taiyo Nippon Sanso Corp.	24,608	217,890
Takashimaya Co., Ltd.	26,045	252,724
Takeda Pharmaceutical Co., Ltd.	83,607	3,878,084
TDK Corp.	13,311	624,128
Teijin Ltd.	103,750	260,130
Terumo Corp.	31,666	707,996
THK Co., Ltd.	11,892	280,323
Tobu Railway Co., Ltd.	109,009	570,305
Toho Co., Ltd.	11,354	266,296
Toho Gas Co., Ltd.	43,306	238,107
Tohoku Electric Power Co., Inc.	47,541	557,981
Tokio Marine Holdings, Inc.	73,052	2,402,737
Tokyo Electric Power Co., Inc.*	155,232	646,640
Tokyo Electron Ltd.	18,045	1,219,803
Tokyo Gas Co., Ltd.	253,286	1,480,137
Tokyo Tatemono Co., Ltd.	41,437	383,263
Tokyu Corp.	122,019	864,811
Tokyu Fudosan Holdings Corp.	51,364	405,112
TonenGeneral Sekiyu KK	28,547	271,084
Toppan Printing Co., Ltd.	59,090	457,298
Toray Industries, Inc.	157,226	1,033,636
Toshiba Corp.	422,726	1,973,737
TOTO Ltd.	28,247	380,605
Toyo Seikan Group Holdings Ltd.	17,496	268,731
Toyo Suisan Kaisha Ltd.	9,146	282,131
Toyoda Gosei Co., Ltd.	7,458	154,895
Toyota Industries Corp.	17,182	887,043
Toyota Motor Corp.	291,535	17,508,503
Toyota Tsusho Corp.	22,386	643,704
Trend Micro, Inc.	10,718	352,841
Unicharm Corp.	13,211	787,274
United Urban Investment Corp. (REIT)	268	432,535
USS Co., Ltd.	22,750	388,280
West Japan Railway Co.	17,594	774,584
Yahoo! Japan Corp.	150,641	695,918
Yakult Honsha Co., Ltd.	9,493	480,718
Yamada Denki Co., Ltd.	90,992	324,250
Yamaguchi Financial Group, Inc.	22,834	240,726
Yamaha Corp.	18,721	295,862
Yamaha Motor Co., Ltd.	28,368	488,085
Yamato Holdings Co., Ltd.	38,664	801,103
Yamato Kogyo Co., Ltd.	4,013	117,651
Yamazaki Baking Co., Ltd.	11,548	144,200
Yaskawa Electric Corp.	23,330	282,572
Yokogawa Electric Corp.	22,397	283,210
Yokohama Rubber Co., Ltd.	19,761	170,876

		293,177,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Luxembourg (0.2%)
Altice S.A.*	6,447	$449,162
ArcelorMittal S.A.	106,590	1,580,679
Millicom International Cellular S.A. (SDR)	7,006	641,718
RTL Group S.A.	4,107	456,871
SES S.A. (FDR)	32,237	1,222,737
Tenaris S.A.	50,167	1,181,531

		5,532,698

Macau (0.1%)
MGM China Holdings Ltd.	102,500	355,756
Sands China Ltd.	256,496	1,937,686
Wynn Macau Ltd.	162,700	638,171

		2,931,613

Mexico (0.0%)
Fresnillo plc	23,232	346,701

Netherlands (3.0%)
Aegon N.V.	190,282	1,660,766
Akzo Nobel N.V.	25,834	1,936,754
ASML Holding N.V.	37,935	3,532,738
Corio N.V. (REIT)	7,140	364,675
Delta Lloyd N.V.	20,088	509,970
Fugro N.V. (CVA)	7,768	444,774
Gemalto N.V.	8,318	862,211
Heineken Holding N.V.	10,615	697,904
Heineken N.V.	24,284	1,743,407
ING Groep N.V. (CVA)*	405,296	5,694,011
Koninklijke Ahold N.V.	98,422	1,847,686
Koninklijke Boskalis Westminster N.V.	8,654	496,334
Koninklijke DSM N.V.	18,379	1,338,599
Koninklijke KPN N.V.*	341,728	1,245,157
Koninklijke Philips N.V.	102,840	3,263,476
Koninklijke Vopak N.V.	7,400	361,742
OCI*	9,429	367,967
QIAGEN N.V.*	25,966	629,328
Randstad Holding N.V.	13,032	706,472
Reed Elsevier N.V.	73,452	1,684,679
Royal Dutch Shell plc, Class A	411,706	17,040,597
Royal Dutch Shell plc, Class B	258,375	11,242,502
TNT Express N.V.	45,529	412,086
Unilever N.V. (CVA)	172,051	7,528,260
Wolters Kluwer N.V.	31,629	936,353
Ziggo N.V.	15,919	736,115

		67,284,563

New Zealand (0.1%)
Auckland International Airport Ltd.	98,881	337,644
Contact Energy Ltd.	40,723	189,328
Fletcher Building Ltd.	74,498	574,647
Ryman Healthcare Ltd.	39,575	296,257
Telecom Corp. of New Zealand Ltd.	188,047	441,247
Xero Ltd.*	6,795	154,624

		1,993,747

Norway (0.5%)
Aker Solutions ASA	16,218	281,852
DNB ASA	104,159	1,905,270

Gjensidige Forsikring ASA	21,870	$392,201
Norsk Hydro ASA	142,717	763,859
Orkla ASA	86,302	768,914
Statoil ASA	117,819	3,618,788
Telenor ASA	80,010	1,822,248
Yara International ASA	19,162	959,998

		10,513,130

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	264,283	217,853
EDP – Energias de Portugal S.A.	244,149	1,224,924
Galp Energia SGPS S.A., Class B	40,605	743,934
Jeronimo Martins SGPS S.A.	26,291	432,543

		2,619,254

Singapore (0.9%)
Ascendas Real Estate Investment
Trust (REIT)	207,656	383,037
CapitaCommercial Trust (REIT)	213,400	290,946
CapitaLand Ltd.	269,407	691,397
CapitaMall Trust (REIT)	248,182	393,102
CapitaMalls Asia Ltd.†(b)	61,601	116,098
City Developments Ltd.	44,569	365,660
ComfortDelGro Corp., Ltd.	210,050	421,144
DBS Group Holdings Ltd.	180,970	2,431,027
Genting Singapore plc	661,472	705,556
Global Logistic Properties Ltd.	322,900	699,198
Golden Agri-Resources Ltd.	754,995	336,051
Hutchison Port Holdings Trust (BATS Exchange), Class U	2,100	1,481
Hutchison Port Holdings Trust (Singapore Stock Exchange), Class U	579,400	417,168
Jardine Cycle & Carriage Ltd.	11,742	416,794
Keppel Corp., Ltd.	153,125	1,325,061
Keppel Land Ltd.	72,000	195,172
Olam International Ltd.	21,939	45,395
Oversea-Chinese Banking Corp., Ltd.	273,931	2,098,036
Sembcorp Industries Ltd.	101,509	437,167
Sembcorp Marine Ltd.	91,768	301,747
Singapore Airlines Ltd.	58,248	484,427
Singapore Exchange Ltd.	86,062	479,694
Singapore Press Holdings Ltd.	171,797	574,540
Singapore Technologies Engineering Ltd.	160,479	489,069
Singapore Telecommunications Ltd.	842,645	2,601,799
StarHub Ltd.	61,152	204,510
United Overseas Bank Ltd.	137,767	2,488,181
UOL Group Ltd.	45,850	239,748
Wilmar International Ltd.	207,874	531,813

		20,165,018

Spain (2.3%)
Abertis Infraestructuras S.A.	42,821	985,358
ACS Actividades de Construccion y Servicios S.A.	18,379	840,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Amadeus IT Holding S.A., Class A	40,137	$1,655,383
Banco Bilbao Vizcaya Argentaria S.A.	623,381	7,946,122
Banco de Sabadell S.A.	361,628	1,233,982
Banco Popular Espanol S.A.	184,594	1,233,491
Banco Santander S.A. (BATS Europe Exchange)	1,247,479	13,033,360
Bankia S.A.*	485,542	941,431
CaixaBank S.A.*	187,689	1,158,310
CaixaBank S.A.*†	1,234	7,616
Distribuidora Internacional de Alimentacion S.A.	64,909	597,628
Enagas S.A.	20,499	659,628
Ferrovial S.A.	42,921	955,922
Gas Natural SDG S.A.	37,406	1,181,390
Grifols S.A.	15,522	848,364
Iberdrola S.A.	538,292	4,115,136
Inditex S.A.	23,153	3,563,463
Mapfre S.A.	99,728	397,519
Red Electrica Corporacion S.A.	11,370	1,040,005
Repsol S.A.	92,041	2,427,371
Telefonica S.A.	432,825	7,420,194
Zardoya Otis S.A.	17,112	304,609

		52,546,839

Sweden (1.9%)
Alfa Laval AB	33,331	859,022
Assa Abloy AB, Class B	35,259	1,794,203
Atlas Copco AB, Class A	70,590	2,040,085
Atlas Copco AB, Class B	41,356	1,104,840
Boliden AB	28,649	415,700
Electrolux AB	25,229	638,131
Elekta AB, Class B	38,398	488,484
Getinge AB, Class B	21,507	565,233
Hennes & Mauritz AB, Class B	100,316	4,384,053
Hexagon AB, Class B	26,783	863,431
Husqvarna AB, Class B	41,326	321,316
Industrivarden AB, Class C	13,451	265,737
Investment AB Kinnevik, Class B	24,811	1,057,565
Investor AB, Class B	48,390	1,815,653
Lundin Petroleum AB*	23,891	483,430
Nordea Bank AB	320,309	4,520,678
Sandvik AB	112,692	1,539,879
Securitas AB, Class B	31,808	377,275
Skandinaviska Enskilda Banken AB, Class A	160,627	2,146,806
Skanska AB, Class B	40,250	918,668
SKF AB, Class B	41,710	1,064,357
Svenska Cellulosa AB S.C.A., Class B	61,991	1,615,289
Svenska Handelsbanken AB, Class A	52,731	2,581,483
Swedbank AB, Class A	95,931	2,544,166
Swedish Match AB	21,208	736,394
Tele2 AB, Class B	34,208	402,926
Telefonaktiebolaget LM Ericsson, Class B	321,685	3,887,730
TeliaSonera AB	251,861	1,839,893
Volvo AB, Class B	161,543	2,225,537

		43,497,964

Switzerland (6.2%)
ABB Ltd. (Registered)*	232,847	$5,361,678
Actelion Ltd. (Registered)*	10,826	1,369,731
Adecco S.A. (Registered)*	17,967	1,479,016
Aryzta AG*	9,196	871,069
Baloise Holding AG (Registered)	5,012	590,611
Barry Callebaut AG (Registered)*	238	323,399
Cie Financiere Richemont S.A. (Registered), Class A	55,276	5,799,991
Coca-Cola HBC AG (ADR)*	12,695	288,811
Coca-Cola HBC AG (CDI)*	9,117	209,390
Credit Suisse Group AG (Registered)*	159,886	4,572,292
EMS-Chemie Holding AG (Registered)	882	352,084
Geberit AG (Registered)	3,984	1,398,533
Givaudan S.A. (Registered)*	975	1,626,099
Glencore plc*	1,122,590	6,254,468
Holcim Ltd. (Registered)*	24,211	2,128,154
Julius Baer Group Ltd.*	23,699	977,036
Kuehne + Nagel International AG (Registered)	5,667	754,066
Lindt & Spruengli AG	98	498,841
Lindt & Spruengli AG (Registered)	11	679,499
Lonza Group AG (Registered)*	5,624	611,994
Nestle S.A. (Registered)	340,682	26,392,482
Novartis AG (Registered)	242,868	21,991,769
Pargesa Holding S.A.	3,161	283,913
Partners Group Holding AG	1,804	493,110
Roche Holding AG	74,224	22,138,304
Schindler Holding AG	4,901	744,987
Schindler Holding AG (Registered)	2,228	335,908
SGS S.A. (Registered)	585	1,401,810
Sika AG	225	919,993
Sonova Holding AG (Registered)	5,663	864,010
STMicroelectronics N.V.	68,810	617,339
Sulzer AG (Registered)	2,488	349,016
Swatch Group AG	3,238	1,955,288
Swatch Group AG (Registered)	5,250	583,136
Swiss Life Holding AG (Registered)*	3,366	798,229
Swiss Prime Site AG (Registered)*	6,199	513,787
Swiss Reinsurance AG*	37,231	3,312,501
Swisscom AG (Registered)	2,467	1,434,076
Syngenta AG (Registered)	9,866	3,674,718
Transocean Ltd.	38,226	1,718,187
UBS AG (Registered)*	385,135	7,066,020
Wolseley plc	28,104	1,540,553
Zurich Insurance Group AG*	15,742	4,744,967

		140,020,865

United Kingdom (12.0%)
3i Group plc	102,878	707,607
Aberdeen Asset Management plc	98,617	766,061
Admiral Group plc	20,397	540,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

AGL Energy Ltd.	27,191	$767,822
AMEC plc	31,549	656,014
Anglo American plc	147,348	3,606,051
Antofagasta plc	41,601	543,225
ARM Holdings plc	148,458	2,238,366
ASOS plc*	5,943	301,057
Associated British Foods plc	37,630	1,963,555
AstraZeneca plc	133,237	9,897,286
Aviva plc	310,837	2,715,689
Babcock International Group plc	52,823	1,050,463
BAE Systems plc	338,530	2,508,050
Barclays plc	1,726,677	6,288,314
BG Group plc	360,984	7,629,682
BHP Billiton plc	222,905	7,208,057
BP plc	1,951,080	17,192,914
British American Tobacco plc	199,330	11,864,618
British Land Co. plc (REIT)	102,030	1,226,664
British Sky Broadcasting Group plc	109,316	1,691,234
BT Group plc	836,024	5,507,039
Bunzl plc	35,010	971,839
Burberry Group plc	46,439	1,178,625
Capita plc	69,921	1,370,139
Centrica plc	536,901	2,872,332
CNH Industrial N.V.	99,528	1,022,128
Cobham plc	119,905	640,856
Compass Group plc	191,688	3,336,318
Croda International plc	14,191	534,545
Diageo plc	265,344	8,473,687
Direct Line Insurance Group plc	157,911	729,131
easyJet plc	16,455	384,399
Friends Life Group Ltd.	151,828	819,271
G4S plc	164,805	719,785
GKN plc	171,056	1,062,958
GlaxoSmithKline plc	513,345	13,740,344
Hammerson plc (REIT)	74,203	736,548
Hargreaves Lansdown plc	25,311	536,268
HSBC Holdings plc	1,989,630	20,188,558
ICAP plc	55,920	363,666
IMI plc	29,047	739,203
Imperial Tobacco Group plc	101,753	4,579,884
Inmarsat plc	46,301	592,316
InterContinental Hotels Group plc	27,383	1,134,560
International Consolidated Airlines Group S.A.*	107,221	679,913
Intertek Group plc	17,392	818,231
Intu Properties plc (REIT)	90,054	480,233
Investec plc	59,217	546,244
ITV plc	403,142	1,229,468
J Sainsbury plc	128,631	694,539
Johnson Matthey plc	21,693	1,150,887
Kingfisher plc	251,824	1,547,188
Land Securities Group plc (REIT)	82,509	1,462,893
Legal & General Group plc	625,383	2,412,412
Lloyds Banking Group plc*	6,029,564	7,661,854
London Stock Exchange Group plc	18,804	645,876
Marks & Spencer Group plc	170,922	1,243,778
Meggitt plc	85,292	738,602
Melrose Industries plc	110,965	494,134
National Grid plc	394,102	5,665,516

Next plc	16,514	$1,829,968
Old Mutual plc	521,446	1,764,280
Pearson plc	86,061	1,699,667
Persimmon plc*	31,759	691,905
Persimmon plc (Interim CREST Entitlements)*†	32,244	38,628
Petrofac Ltd.	27,994	576,344
Prudential plc	270,813	6,215,124
Randgold Resources Ltd.	9,513	793,351
Reckitt Benckiser Group plc	68,494	5,978,252
Reed Elsevier plc	122,846	1,976,243
Rexam plc	73,544	673,368
Rio Tinto plc	134,399	7,149,875
Rolls-Royce Holdings plc*	198,696	3,635,117
Rolls-Royce Holdings plc (Preference)*†(b)	27,236,170	46,612
Royal Bank of Scotland Group plc*	261,778	1,471,255
Royal Mail plc*	68,263	582,958
RSA Insurance Group plc	107,587	874,223
SABMiller plc	101,729	5,898,474
Sage Group plc	114,061	749,779
Schroders plc	13,072	560,628
Segro plc (REIT)	77,471	457,680
Severn Trent plc	25,090	829,582
Smith & Nephew plc	94,564	1,681,485
Smiths Group plc	41,333	917,463
Sports Direct International plc*	28,284	341,983
SSE plc	102,415	2,746,528
Standard Chartered plc	256,974	5,251,036
Standard Life plc	249,987	1,600,504
Subsea 7 S.A.	29,642	552,841
Tate & Lyle plc	49,875	584,262
Tesco plc	854,601	4,156,607
Travis Perkins plc	25,710	720,722
TUI Travel plc	54,323	370,014
Tullow Oil plc	97,328	1,421,651
Unilever plc	135,315	6,139,135
United Utilities Group plc	71,779	1,083,472
Vodafone Group plc	2,793,521	9,322,622
Weir Group plc	22,332	1,000,955
Whitbread plc	19,180	1,447,239
William Hill plc	90,362	507,237
WM Morrison Supermarkets plc	224,054	703,240
WPP plc	142,202	3,100,464

		269,212,385

United States (0.0%)
Carnival plc	19,238	726,960

Total Common Stocks (64.4%) (Cost $1,138,458,874)		1,449,968,723

	Number of Rights	Value (Note 1)
RIGHTS:
Cayman Islands (0.0%)
HKT Trust and HKT Ltd., expiring 7/15/14*(b)	43,218	12,769

Spain (0.0%)
Repsol S.A., expiring 7/4/14*	51,857	35,291

Total Rights (0.0%) (Cost $—)		48,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Warrants	Value (Note 1)

WARRANT:
Hong Kong (0.0%)
Sun Hung Kai Properties Ltd., expiring 4/22/16* (Cost $—)	6,255	$8,167

Total Investments (64.4%) (Cost $1,138,458,874)		1,450,024,950
Other Assets Less Liabilities (35.6%)		801,133,084

Net Assets (100%)		$2,251,158,034

*	Non-income producing.
†	Securities (totaling $208,954 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)
AXA S.A.	$5,464,854	$5,069	$132,867	$4,583,639	$184,893	$(4,654)

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	7,123	September-14	$318,464,421	$315,233,894	$(3,230,527)
E-Mini MSCI EAFE Index	50	September-14	4,902,209	4,922,250	20,041
FTSE 100 Index	1,711	September-14	196,580,517	196,511,862	(68,655)
SPI 200 Index	620	September-14	78,355,266	78,252,590	(102,676)
TOPIX Index	1,626	September-14	199,052,092	202,638,073	3,585,981

					$204,164

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/12/14	Deutsche Bank AG	17,000	$29,076,358	$28,521,240	$555,118
European Union Euro vs. U.S. Dollar, expiring 9/12/14	Deutsche Bank AG	33,900	46,432,050	45,885,345	546,705

					$1,101,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$171,998,745	$38,628	$172,037,373
Consumer Staples	288,811	160,320,642	—	160,609,453
Energy	—	105,634,140	—	105,634,140
Financials	—	366,772,699	123,714	366,896,413
Health Care	—	152,873,744	—	152,873,744
Industrials	110,291	183,667,045	46,612	183,823,948
Information Technology	—	64,171,413	—	64,171,413
Materials	—	116,505,602	—	116,505,602
Telecommunication Services	—	71,265,723	—	71,265,723
Utilities	—	56,150,914	—	56,150,914
Forward Currency Contracts	—	1,101,823	—	1,101,823
Futures	3,606,022	—	—	3,606,022
Rights
Energy	—	35,291	—	35,291
Telecommunication Services	—	12,769	—	12,769
Warrants
Financials	—	8,167	—	8,167

Total Assets	$4,005,124	$1,450,518,717	$208,954	$1,454,732,795

Liabilities:
Futures	$(3,401,858)	$—	$—	$(3,401,858)

Total Liabilities	$(3,401,858)	$—	$—	$(3,401,858)

Total	$603,266	$1,450,518,717	$208,954	$1,451,330,937

(a)	A security with a market value of $116,098 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	1,101,823
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	3,606,022	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,707,845

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,401,858	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(3,401,858)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	314,718	—	314,718
Credit contracts	—	—	—	—	—
Equity contracts	—	55,945,225	—	—	55,945,225
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$55,945,225	$314,718	$—	$56,259,943

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	893,995	—	893,995
Credit contracts	—	—	—	—	—
Equity contracts	—	(37,122,708)	—	—	(37,122,708)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(37,122,708)	$893,995	$—	$(36,228,713)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $74,984,000 and futures contracts with an average notional balance of approximately $828,869,000 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$1,101,823		$—	$—	$1,101,823
Exchange Traded Futures & Options Contracts (b)	3,606,022	(c)	—	—	3,606,022

	$4,707,845		$—	$—	$4,707,845

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Exchange Traded Futures & Options Contracts (b)	$3,401,858	(c)	$—	$—	$3,401,858

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,000,728
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$66,804,633

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$401,750,687
Aggregate gross unrealized depreciation	(98,531,763)

Net unrealized appreciation	$303,218,924

Federal income tax cost of investments	$1,146,806,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,852,856)	$4,583,639
Unaffiliated Issuers (Cost $1,133,606,018)	1,445,441,311
Cash	34,734,111
Foreign cash (Cost $757,505,086)	718,015,643
Cash held as collateral at broker	48,475,000
Dividends, interest and other receivables	6,249,729
Unrealized appreciation on forward foreign currency contracts	1,101,823
Receivable for securities sold	10
Other assets	50,352

Total assets	2,258,651,618

LIABILITIES
Payable for securities purchased	5,083,789
Investment management fees payable	844,202
Payable to Separate Accounts for Trust shares redeemed	761,385
Administrative fees payable	297,517
Due to broker for futures variation margin	277,931
Trustees’ fees payable	2,722
Accrued expenses	226,038

Total liabilities	7,493,584

NET ASSETS	$2,251,158,034

Net assets were comprised of:
Paid in capital	$1,917,902,526
Accumulated undistributed net investment income (loss)	25,793,972
Accumulated undistributed net realized gain
(loss) on investments, futures and foreign currency transactions	33,987,396
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	273,474,140

Net assets	$2,251,158,034

Class K
Net asset value, offering and redemption price per share, $2,251,158,034 / 200,848,671 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($184,893 of dividend income received from affiliates) (net of $3,237,627 foreign withholding tax)	$37,574,485
Interest	444,117

Total income	38,018,602

EXPENSES
Investment management fees	5,034,380
Administrative fees	1,694,134
Custodian fees	207,794
Printing and mailing expenses	116,952
Professional fees	37,824
Trustees’ fees	31,239
Miscellaneous	95,680

Total expenses	7,218,003

NET INVESTMENT INCOME (LOSS)	30,800,599

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(4,654) of realized gain (loss) from affiliates)	9,973,225
Futures	55,945,225
Foreign currency transactions	(2,709,942)

Net realized gain (loss)	63,208,508

Change in unrealized appreciation (depreciation) on:
Investments ($(753,417) of change in unrealized appreciation (depreciation) from affiliates)	23,639,812
Futures	(37,122,708)
Foreign currency translations	20,653,351

Net change in unrealized appreciation (depreciation)	7,170,455

NET REALIZED AND UNREALIZED GAIN (LOSS)	70,378,963

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,179,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,800,599	$26,846,183
Net realized gain (loss) on investments, futures and foreign currency transactions	63,208,508	242,399,682
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	7,170,455	189,312,942

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	101,179,562	458,558,807

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(60,091,224)
Distributions from net realized capital gains
Class K	—	(111,929,714)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(172,020,938)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 74 shares, respectively ]	—	726
Capital shares repurchased [ 0 and (10,802) shares, respectively ]	—	(105,715)

Total Class IA transactions	—	(104,989)

Class K
Capital shares sold [ 289,945 and 1,033,029 shares, respectively ]	3,099,066	10,692,501
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,686,675 shares, respectively ]	—	172,020,938
Capital shares repurchased [ (17,977,530) and (46,512,096) shares, respectively ]	(193,663,019)	(487,185,743)

Total Class K transactions	(190,563,953)	(304,472,304)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(190,563,953)	(304,577,293)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,384,391)	(18,039,424)
NET ASSETS:
Beginning of period	2,340,542,425	2,358,581,849

End of period (a)	$2,251,158,034	$2,340,542,425

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25,793,972	$(5,006,627)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$10.71	$9.54	$8.28	$9.31

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.12 (e)	0.12 (e)	(0.06	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.35	1.90	1.26	(0.57)

Total from investment operations	0.50	2.02	1.38	(0.63)

Less distributions:
Dividends from net investment income	—	(0.30)	(0.12)	(0.40)
Distributions from net realized gains	—	(0.55)	—	—

Total dividends and distributions	—	(0.85)	(0.12)	(0.40)

Net asset value, end of period	$11.21	$10.71	$9.54	$8.28

Total return (b)	4.67%	21.46%	16.66%	(6.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,251,158	$2,340,542	$2,358,480	$2,148,746
Ratio of expenses to average net assets:
After reimbursements (a)	0.65%	0.65%	0.64%	0.63%
Before reimbursements (a)	0.65%	0.65%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	2.75%	1.15%	1.35%	(1.93)%
Before reimbursements (a)	2.75%	1.15%	1.35%	(1.93)%
Portfolio turnover rate (z)	3%	3%	5%	6%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	11.8%
Financials	10.1
Health Care	8.3
Consumer Discretionary	7.4
Energy	6.8
Industrials	6.6
Consumer Staples	6.0
Materials	2.2
Utilities	2.0
Telecommunication Services	1.5
Cash and Other	37.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,066.40	$4.35
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class K
Actual	1,000.00	1,067.20	3.15
Hypothetical (5% average return before expenses)	1,000.00	1,021.74	3.09

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.85% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.3%)
BorgWarner, Inc.	36,526	$2,381,130
Delphi Automotive plc	44,092	3,030,884
Goodyear Tire & Rubber Co.	44,072	1,224,320
Johnson Controls, Inc.	105,950	5,290,084

		11,926,418

Automobiles (0.5%)
Ford Motor Co.	631,230	10,882,405
General Motors Co.	209,913	7,619,842
Harley-Davidson, Inc.	34,876	2,436,089

		20,938,336

Distributors (0.0%)
Genuine Parts Co.	24,441	2,145,920

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	729	523,502
H&R Block, Inc.	43,584	1,460,936

		1,984,438

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	70,003	2,635,613
Chipotle Mexican Grill, Inc.*	4,993	2,958,402
Darden Restaurants, Inc.	21,111	976,806
Marriott International, Inc., Class A	35,113	2,250,743
McDonald’s Corp.	157,838	15,900,600
Starbucks Corp.	120,171	9,298,832
Starwood Hotels & Resorts Worldwide, Inc.	30,706	2,481,659
Wyndham Worldwide Corp.	20,338	1,539,993
Wynn Resorts Ltd.	13,001	2,698,488
Yum! Brands, Inc.	70,434	5,719,241

		46,460,377

Household Durables (0.2%)
D.R. Horton, Inc.	45,875	1,127,608
Garmin Ltd.	19,486	1,186,698
Harman International Industries, Inc.	10,938	1,175,069
Leggett & Platt, Inc.	22,072	756,628
Lennar Corp., Class A	27,930	1,172,501
Mohawk Industries, Inc.*	9,758	1,349,922
Newell Rubbermaid, Inc.	44,191	1,369,479
PulteGroup, Inc.	54,427	1,097,248
Whirlpool Corp.	12,406	1,727,163

		10,962,316

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	59,506	19,326,359
Expedia, Inc.	16,448	1,295,445
Netflix, Inc.*	9,625	4,240,775
Priceline Group, Inc.*	8,457	10,173,771
TripAdvisor, Inc.*	17,799	1,934,039

		36,970,389

Leisure Products (0.1%)
Hasbro, Inc.	18,429	977,658
Mattel, Inc.	54,076	2,107,342

		3,085,000

Media (2.3%)
Cablevision Systems Corp. – New York Group, Class A	34,847	$615,050
CBS Corp. (Non-Voting), Class B	86,174	5,354,852
Comcast Corp., Class A	414,935	22,273,711
DIRECTV*	74,783	6,357,303
Discovery Communications, Inc., Class A*	34,766	2,582,418
Gannett Co., Inc.	36,112	1,130,667
Interpublic Group of Cos., Inc.	67,406	1,315,091
News Corp., Class A*	79,270	1,422,104
Omnicom Group, Inc.	41,296	2,941,101
Scripps Networks Interactive, Inc., Class A	17,102	1,387,656
Time Warner Cable, Inc.	44,494	6,553,966
Time Warner, Inc.	140,817	9,892,394
Twenty-First Century Fox, Inc., Class A	305,606	10,742,051
Viacom, Inc., Class B	62,393	5,411,345
Walt Disney Co.	257,085	22,042,468

		100,022,177

Multiline Retail (0.4%)
Dollar General Corp.*	48,424	2,777,601
Dollar Tree, Inc.*	32,997	1,797,016
Family Dollar Stores, Inc.	15,226	1,007,048
Kohl’s Corp.	31,073	1,636,926
Macy’s, Inc.	57,523	3,337,484
Nordstrom, Inc.	22,445	1,524,689
Target Corp.	101,098	5,858,629

		17,939,393

Specialty Retail (1.2%)
AutoNation, Inc.*	10,065	600,679
AutoZone, Inc.*	5,299	2,841,536
Bed Bath & Beyond, Inc.*	32,557	1,868,121
Best Buy Co., Inc.	43,956	1,363,076
CarMax, Inc.*	35,091	1,825,083
GameStop Corp., Class A	18,286	740,034
Gap, Inc.	41,492	1,724,822
Home Depot, Inc.	218,393	17,681,097
L Brands, Inc.	39,154	2,296,774
Lowe’s Cos., Inc.	159,114	7,635,881
O’Reilly Automotive, Inc.*	16,915	2,547,399
PetSmart, Inc.	15,843	947,411
Ross Stores, Inc.	33,841	2,237,905
Staples, Inc.	103,261	1,119,349
Tiffany & Co.	17,692	1,773,623
TJX Cos., Inc.	111,768	5,940,469
Tractor Supply Co.	22,119	1,335,988
Urban Outfitters, Inc.*	16,138	546,433

		55,025,680

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	43,701	1,494,137
Fossil Group, Inc.*	7,651	799,682
Michael Kors Holdings Ltd.*	28,674	2,541,950
NIKE, Inc., Class B	117,685	9,126,472
PVH Corp.	13,110	1,528,626
Ralph Lauren Corp.	9,439	1,516,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Under Armour, Inc., Class A*	25,814	$1,535,675
VF Corp.	54,892	3,458,196

		22,001,491

Total Consumer Discretionary		329,461,935

Consumer Staples (6.0%)
Beverages (1.4%)
Brown-Forman Corp., Class B	25,896	2,438,626
Coca-Cola Co.	603,347	25,557,779
Coca-Cola Enterprises, Inc.	37,317	1,783,006
Constellation Brands, Inc., Class A*	26,988	2,378,453
Dr. Pepper Snapple Group, Inc.	31,371	1,837,713
Molson Coors Brewing Co., Class B	25,345	1,879,585
Monster Beverage Corp.*	21,479	1,525,654
PepsiCo, Inc.	241,954	21,616,170

		59,016,986

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	69,988	8,059,818
CVS Caremark Corp.	186,594	14,063,590
Kroger Co.	81,250	4,016,188
Safeway, Inc.	36,995	1,270,408
Sysco Corp.	93,391	3,497,493
Walgreen Co.	140,172	10,390,950
Wal-Mart Stores, Inc.	257,276	19,313,709
Whole Foods Market, Inc.	58,630	2,264,877

		62,877,033

Food Products (1.0%)
Archer-Daniels-Midland Co.	104,530	4,610,818
Campbell Soup Co.	28,387	1,300,408
ConAgra Foods, Inc.	67,303	1,997,553
General Mills, Inc.	98,086	5,153,438
Hershey Co.	23,856	2,322,859
Hormel Foods Corp.	21,402	1,056,189
J.M. Smucker Co.	16,512	1,759,684
Kellogg Co.	40,720	2,675,304
Keurig Green Mountain, Inc.	20,309	2,530,705
Kraft Foods Group, Inc.	95,002	5,695,370
McCormick & Co., Inc. (Non-Voting)	20,800	1,489,072
Mead Johnson Nutrition Co.	32,297	3,009,111
Mondelez International, Inc., Class A	269,887	10,150,450
Tyson Foods, Inc., Class A	43,937	1,649,395

		45,400,356

Household Products (1.2%)
Clorox Co.	20,487	1,872,512
Colgate-Palmolive Co.	138,752	9,460,111
Kimberly-Clark Corp.	60,190	6,694,332
Procter & Gamble Co.	431,918	33,944,436

		51,971,391

Personal Products (0.1%)
Avon Products, Inc.	69,051	1,008,835
Estee Lauder Cos., Inc., Class A	40,351	2,996,465

		4,005,300

Tobacco (0.9%)
Altria Group, Inc.	317,080	$13,298,335
Lorillard, Inc.	57,824	3,525,530
Philip Morris International, Inc.	251,081	21,168,639
Reynolds American, Inc.	49,751	3,002,473

		40,994,977

Total Consumer Staples		264,266,043

Energy (6.8%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	69,565	5,179,114
Cameron International Corp.*	32,649	2,210,664
Diamond Offshore Drilling, Inc.	10,922	542,059
Ensco plc, Class A	37,395	2,078,040
FMC Technologies, Inc.*	37,465	2,287,988
Halliburton Co.	134,749	9,568,527
Helmerich & Payne, Inc.	17,312	2,010,096
Nabors Industries Ltd.	41,579	1,221,175
National Oilwell Varco, Inc.	68,527	5,643,198
Noble Corp. plc	40,450	1,357,502
Rowan Cos., plc, Class A	19,699	628,989
Schlumberger Ltd.	207,864	24,517,559
Transocean Ltd.	54,263	2,443,463

		59,688,374

Oil, Gas & Consumable Fuels (5.5%)
Anadarko Petroleum Corp.	80,628	8,826,347
Apache Corp.	61,575	6,195,676
Cabot Oil & Gas Corp.	66,512	2,270,720
Chesapeake Energy Corp.	80,904	2,514,496
Chevron Corp.#	303,927	39,677,670
Cimarex Energy Co.	13,918	1,996,676
ConocoPhillips Co.	196,004	16,803,423
CONSOL Energy, Inc.	36,666	1,689,203
Denbury Resources, Inc.	56,351	1,040,239
Devon Energy Corp.	61,188	4,858,327
EOG Resources, Inc.	87,287	10,200,359
EQT Corp.	24,251	2,592,432
Exxon Mobil Corp.	685,513	69,017,449
Hess Corp.	42,164	4,169,598
Kinder Morgan, Inc.	106,455	3,860,058
Marathon Oil Corp.	107,850	4,305,372
Marathon Petroleum Corp.	46,062	3,596,060
Murphy Oil Corp.	26,864	1,785,919
Newfield Exploration Co.*	21,648	956,842
Noble Energy, Inc.	57,356	4,442,796
Occidental Petroleum Corp.	125,432	12,873,086
ONEOK, Inc.	33,284	2,265,975
Peabody Energy Corp.	43,146	705,437
Phillips 66	90,304	7,263,151
Pioneer Natural Resources Co.	22,840	5,248,860
QEP Resources, Inc.	28,525	984,113
Range Resources Corp.	26,900	2,338,955
Southwestern Energy Co.*	56,340	2,562,907
Spectra Energy Corp.	107,000	4,545,360
Tesoro Corp.	20,633	1,210,538
Valero Energy Corp.	85,150	4,266,015
Williams Cos., Inc.	114,007	6,636,347

		241,700,406

Total Energy		301,388,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (10.1%)
Banks (3.7%)
Bank of America Corp.	1,678,427	$25,797,423
BB&T Corp.	114,664	4,521,201
Citigroup, Inc.	484,902	22,838,884
Comerica, Inc.	28,925	1,450,878
Fifth Third Bancorp	135,940	2,902,319
Huntington Bancshares, Inc./Ohio	132,096	1,260,196
JPMorgan Chase & Co.	604,105	34,808,530
KeyCorp	141,153	2,022,722
M&T Bank Corp.	20,974	2,601,825
PNC Financial Services Group, Inc.	85,233	7,589,999
Regions Financial Corp.	220,048	2,336,910
SunTrust Banks, Inc./Georgia	84,976	3,404,139
U.S. Bancorp/Minnesota	289,652	12,547,725
Wells Fargo & Co.	765,091	40,213,183
Zions Bancorp	29,418	866,948

		165,162,882

Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	8,852	1,818,201
Ameriprise Financial, Inc.	30,341	3,640,920
Bank of New York Mellon Corp.	181,973	6,820,348
BlackRock, Inc.	19,992	6,389,443
Charles Schwab Corp.	186,882	5,032,732
E*TRADE Financial Corp.*	45,906	975,962
Franklin Resources, Inc.	64,068	3,705,693
Goldman Sachs Group, Inc.	66,407	11,119,188
Invesco Ltd.	69,201	2,612,338
Legg Mason, Inc.	16,262	834,403
Morgan Stanley	223,371	7,221,584
Northern Trust Corp.	35,402	2,273,162
State Street Corp.	68,792	4,626,950
T. Rowe Price Group, Inc.	41,943	3,540,409

		60,611,333

Consumer Finance (0.6%)
American Express Co.	145,425	13,796,470
Capital One Financial Corp.	91,216	7,534,442
Discover Financial Services	74,414	4,612,180
Navient Corp.	67,167	1,189,527

		27,132,619

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	287,465	36,381,570
CME Group, Inc./Illinois	50,336	3,571,339
Intercontinental Exchange, Inc.	18,443	3,483,883
Leucadia National Corp.	50,581	1,326,234
McGraw Hill Financial, Inc.	43,436	3,606,491
Moody’s Corp.	30,012	2,630,852
NASDAQ OMX Group, Inc.	18,661	720,688

		51,721,057

Insurance (1.8%)
ACE Ltd.	53,910	5,590,467
Aflac, Inc.	72,417	4,507,958

Allstate Corp.	69,291	$4,068,768
American International Group, Inc.	230,865	12,600,612
Aon plc	47,355	4,266,212
Assurant, Inc.	11,377	745,762
Chubb Corp.	39,038	3,598,132
Cincinnati Financial Corp.	23,390	1,123,656
Genworth Financial, Inc., Class A*	78,855	1,372,077
Hartford Financial Services Group, Inc.	71,741	2,569,045
Lincoln National Corp.	42,100	2,165,624
Loews Corp.	48,646	2,140,910
Marsh & McLennan Cos., Inc.	87,667	4,542,904
MetLife, Inc.	179,656	9,981,687
Principal Financial Group, Inc.	43,597	2,200,777
Progressive Corp.	86,927	2,204,469
Prudential Financial, Inc.	73,610	6,534,360
Torchmark Corp.	14,022	1,148,682
Travelers Cos., Inc.	55,452	5,216,370
Unum Group	41,115	1,429,157
XL Group plc	43,288	1,416,816

		79,424,445

Real Estate Investment Trusts (REITs) (1.4%)
American Tower Corp. (REIT)	63,212	5,687,816
Apartment Investment & Management Co. (REIT), Class A	23,198	748,599
AvalonBay Communities, Inc. (REIT)	19,466	2,767,871
Boston Properties, Inc. (REIT)	24,469	2,891,746
Crown Castle International Corp. (REIT)	53,344	3,961,325
Equity Residential (REIT)	53,445	3,367,035
Essex Property Trust, Inc. (REIT)	9,980	1,845,402
General Growth Properties, Inc. (REIT)	83,365	1,964,079
HCP, Inc. (REIT)	73,122	3,025,788
Health Care REIT, Inc. (REIT)	48,752	3,055,288
Host Hotels & Resorts, Inc. (REIT)	120,903	2,661,075
Kimco Realty Corp. (REIT)	65,676	1,509,235
Macerich Co. (REIT)	22,396	1,494,933
Plum Creek Timber Co., Inc. (REIT)	28,152	1,269,655
Prologis, Inc. (REIT)	79,720	3,275,695
Public Storage (REIT)	23,164	3,969,151
Simon Property Group, Inc. (REIT)	49,616	8,250,149
Ventas, Inc. (REIT)	46,883	3,005,200
Vornado Realty Trust (REIT)	27,863	2,973,818
Weyerhaeuser Co. (REIT)	93,406	3,090,805

		60,814,665

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	44,387	1,422,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	75,670	$743,836
People’s United Financial, Inc.	49,316	748,124

		1,491,960

Total Financials		447,781,121

Health Care (8.3%)
Biotechnology (1.6%)
Alexion Pharmaceuticals, Inc.*	31,641	4,943,906
Amgen, Inc.	120,843	14,304,186
Biogen Idec, Inc.*	37,851	11,934,799
Celgene Corp.*	129,658	11,135,029
Gilead Sciences, Inc.*	245,106	20,321,738
Regeneron Pharmaceuticals, Inc.*	12,795	3,614,204
Vertex Pharmaceuticals, Inc.*	37,712	3,570,572

		69,824,434

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	239,733	9,805,080
Baxter International, Inc.	86,586	6,260,168
Becton, Dickinson and Co.	30,879	3,652,986
Boston Scientific Corp.*	211,540	2,701,366
C.R. Bard, Inc.	12,193	1,743,721
CareFusion Corp.*	33,062	1,466,300
Covidien plc	71,975	6,490,705
DENTSPLY International, Inc.	22,576	1,068,974
Edwards Lifesciences Corp.*	16,848	1,446,232
Intuitive Surgical, Inc.*	6,173	2,542,041
Medtronic, Inc.	159,427	10,165,065
St. Jude Medical, Inc.	45,315	3,138,064
Stryker Corp.	47,189	3,978,976
Varian Medical Systems, Inc.*	16,672	1,386,110
Zimmer Holdings, Inc.	26,738	2,777,009

		58,622,797

Health Care Providers & Services (1.3%)
Aetna, Inc.	57,083	4,628,290
AmerisourceBergen Corp.	36,060	2,620,119
Cardinal Health, Inc.	54,199	3,715,883
Cigna Corp.	42,862	3,942,018
DaVita HealthCare Partners, Inc.*	28,375	2,052,080
Express Scripts Holding Co.*	123,327	8,550,261
Humana, Inc.	24,712	3,156,217
Laboratory Corp. of America Holdings*	13,592	1,391,821
McKesson Corp.	36,858	6,863,328
Patterson Cos., Inc.	12,986	513,077
Quest Diagnostics, Inc.	22,998	1,349,753
Tenet Healthcare Corp.*	15,417	723,674
UnitedHealth Group, Inc.	156,403	12,785,945
WellPoint, Inc.	44,620	4,801,558

		57,094,024

Health Care Technology (0.0%)
Cerner Corp.*	47,001	2,424,312

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	53,239	3,058,048
PerkinElmer, Inc.	17,959	841,200

Thermo Fisher Scientific, Inc.	63,742	$7,521,556
Waters Corp.*	13,503	1,410,253

		12,831,057

Pharmaceuticals (3.8%)
AbbVie, Inc.	253,793	14,324,077
Actavis plc*	27,898	6,222,649
Allergan, Inc.	47,646	8,062,656
Bristol-Myers Squibb Co.	264,519	12,831,817
Eli Lilly and Co.	157,227	9,774,803
Forest Laboratories, Inc.*	38,243	3,786,057
Hospira, Inc.*	26,714	1,372,298
Johnson & Johnson	451,578	47,244,090
Merck & Co., Inc.	466,456	26,984,480
Mylan, Inc.*	59,633	3,074,677
Perrigo Co. plc	21,402	3,119,556
Pfizer, Inc.	1,018,233	30,221,155
Zoetis, Inc.	79,919	2,578,986

		169,597,301

Total Health Care		370,393,925

Industrials (6.6%)
Aerospace & Defense (1.7%)
Boeing Co.	107,122	13,629,132
General Dynamics Corp.	52,042	6,065,495
Honeywell International, Inc.	124,992	11,618,006
L-3 Communications Holdings, Inc.	13,752	1,660,554
Lockheed Martin Corp.	42,535	6,836,650
Northrop Grumman Corp.	34,228	4,094,696
Precision Castparts Corp.	23,121	5,835,740
Raytheon Co.	49,975	4,610,194
Rockwell Collins, Inc.	21,712	1,696,576
Textron, Inc.	44,451	1,702,029
United Technologies Corp.	134,595	15,538,993

		73,288,065

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	23,573	1,503,722
Expeditors International of Washington, Inc.	31,423	1,387,640
FedEx Corp.	44,346	6,713,097
United Parcel Service, Inc., Class B	112,469	11,546,067

		21,150,526

Airlines (0.2%)
Delta Air Lines, Inc.	135,358	5,241,062
Southwest Airlines Co.	110,331	2,963,490

		8,204,552

Building Products (0.0%)
Allegion plc	14,302	810,637
Masco Corp.	56,727	1,259,340

		2,069,977

Commercial Services & Supplies (0.3%)
ADT Corp.	27,778	970,563
Cintas Corp.	16,000	1,016,640
Iron Mountain, Inc.	27,111	961,085
Pitney Bowes, Inc.	32,204	889,474
Republic Services, Inc.	42,508	1,614,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Stericycle, Inc.*	13,552	$1,604,828
Tyco International Ltd.	73,586	3,355,522
Waste Management, Inc.	69,006	3,086,638

		13,498,779

Construction & Engineering (0.1%)
Fluor Corp.	25,440	1,956,336
Jacobs Engineering Group, Inc.*	20,965	1,117,015
Quanta Services, Inc.*	34,626	1,197,367

		4,270,718

Electrical Equipment (0.4%)
AMETEK, Inc.	39,210	2,049,899
Eaton Corp. plc	76,078	5,871,700
Emerson Electric Co.	112,019	7,433,581
Rockwell Automation, Inc.	22,112	2,767,538

		18,122,718

Industrial Conglomerates (1.5%)
3M Co.	99,272	14,219,721
Danaher Corp.	96,057	7,562,568
General Electric Co.#	1,600,714	42,066,764
Roper Industries, Inc.	15,957	2,329,881

		66,178,934

Machinery (1.1%)
Caterpillar, Inc.	99,645	10,828,422
Cummins, Inc.	27,314	4,214,277
Deere & Co.	58,079	5,259,053
Dover Corp.	26,578	2,417,269
Flowserve Corp.	21,859	1,625,217
Illinois Tool Works, Inc.	60,544	5,301,233
Ingersoll-Rand plc	40,066	2,504,526
Joy Global, Inc.	15,870	977,275
PACCAR, Inc.	56,583	3,555,110
Pall Corp.	17,491	1,493,556
Parker Hannifin Corp.	23,816	2,994,386
Pentair plc	31,014	2,236,730
Snap-on, Inc.	9,252	1,096,547
Stanley Black & Decker, Inc.	24,886	2,185,488
Xylem, Inc.	29,307	1,145,317

		47,834,406

Professional Services (0.1%)
Dun & Bradstreet Corp.	5,967	657,563
Equifax, Inc.	19,407	1,407,784
Nielsen N.V.	48,307	2,338,542
Robert Half International, Inc.	21,848	1,043,024

		5,446,913

Road & Rail (0.6%)
CSX Corp.	160,172	4,934,900
Kansas City Southern	17,698	1,902,712
Norfolk Southern Corp.	49,408	5,090,506
Ryder System, Inc.	8,491	747,972
Union Pacific Corp.	144,588	14,422,653

		27,098,743

Trading Companies & Distributors (0.1%)
Fastenal Co.	43,683	2,161,872
W.W. Grainger, Inc.	9,807	2,493,626

		4,655,498

Total Industrials		291,819,829

Information Technology (11.8%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	817,700	$20,319,845
F5 Networks, Inc.*	12,112	1,349,761
Harris Corp.	17,023	1,289,492
Juniper Networks, Inc.*	75,779	1,859,617
Motorola Solutions, Inc.	36,170	2,407,837
QUALCOMM, Inc.	269,420	21,338,064

		48,564,616

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	25,141	2,422,084
Corning, Inc.	208,862	4,584,521
FLIR Systems, Inc.	22,415	778,473
Jabil Circuit, Inc.	29,591	618,452
TE Connectivity Ltd.	65,236	4,034,194

		12,437,724

Internet Software & Services (2.0%)
Akamai Technologies, Inc.*	28,328	1,729,708
eBay, Inc.*	182,017	9,111,771
Facebook, Inc., Class A*	274,446	18,467,471
Google, Inc., Class A*	45,305	26,488,474
Google, Inc., Class C*	45,305	26,063,061
VeriSign, Inc.*	19,585	955,944
Yahoo!, Inc.*	149,533	5,253,094

		88,069,523

IT Services (2.1%)
Accenture plc, Class A	101,011	8,165,729
Alliance Data Systems Corp.*	8,674	2,439,563
Automatic Data Processing, Inc.	76,992	6,103,926
Cognizant Technology Solutions Corp., Class A*	97,052	4,746,813
Computer Sciences Corp.	23,085	1,458,972
Fidelity National Information Services, Inc.	45,853	2,509,993
Fiserv, Inc.*	39,733	2,396,695
International Business Machines Corp.#	151,916	27,537,813
MasterCard, Inc., Class A	160,400	11,784,588
Paychex, Inc.	51,523	2,141,296
Teradata Corp.*	25,217	1,013,723
Total System Services, Inc.	26,349	827,622
Visa, Inc., Class A	80,290	16,917,906
Western Union Co.	85,976	1,490,824
Xerox Corp.	174,268	2,167,894

		91,703,357

Semiconductors & Semiconductor Equipment (1.4%)
Altera Corp.	49,915	1,735,045
Analog Devices, Inc.	50,067	2,707,123
Applied Materials, Inc.	194,331	4,382,164
Avago Technologies Ltd.	40,206	2,897,646
Broadcom Corp., Class A	88,684	3,291,950
First Solar, Inc.*	11,291	802,339
Intel Corp.	794,629	24,554,036
KLA-Tencor Corp.	26,428	1,919,730
Lam Research Corp.	25,817	1,744,713
Linear Technology Corp.	37,767	1,777,693
Microchip Technology, Inc.	31,961	1,560,016
Micron Technology, Inc.*	170,858	5,629,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

NVIDIA Corp.	89,071	$1,651,376
Texas Instruments, Inc.	172,299	8,234,169
Xilinx, Inc.	42,822	2,025,909

		64,913,680

Software (2.2%)
Adobe Systems, Inc.*	73,865	5,344,872
Autodesk, Inc.*	36,420	2,053,360
CA, Inc.	50,704	1,457,233
Citrix Systems, Inc.*	26,042	1,628,927
Electronic Arts, Inc.*	50,157	1,799,132
Intuit, Inc.	45,278	3,646,237
Microsoft Corp.	1,199,843	50,033,453
Oracle Corp.	548,012	22,210,926
Red Hat, Inc.*	30,114	1,664,401
Salesforce.com, Inc.*	90,101	5,233,066
Symantec Corp.	110,576	2,532,190

		97,603,797

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.#	962,497	89,444,846
EMC Corp.	326,769	8,607,095
Hewlett-Packard Co.	298,638	10,058,128
NetApp, Inc.	52,675	1,923,691
SanDisk Corp.	36,082	3,768,043
Seagate Technology plc	52,114	2,961,118
Western Digital Corp.	33,397	3,082,543

		119,845,464

Total Information Technology		523,138,161

Materials (2.2%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	33,914	4,362,019
Airgas, Inc.	10,730	1,168,604
CF Industries Holdings, Inc.	8,318	2,000,728
Dow Chemical Co.	192,114	9,886,186
E.I. du Pont de Nemours & Co.	146,559	9,590,821
Eastman Chemical Co.	23,961	2,092,993
Ecolab, Inc.	43,143	4,803,542
FMC Corp.	21,282	1,515,066
International Flavors & Fragrances, Inc.	12,914	1,346,672
LyondellBasell Industries N.V., Class A	66,529	6,496,557
Monsanto Co.	83,688	10,439,241
Mosaic Co.	51,632	2,553,202
PPG Industries, Inc.	22,117	4,647,888
Praxair, Inc.	46,713	6,205,355
Sherwin-Williams Co.	13,610	2,816,045
Sigma-Aldrich Corp.	19,033	1,931,469

		71,856,388

Construction Materials (0.0%)
Vulcan Materials Co.	20,784	1,324,980

Containers & Packaging (0.2%)
Avery Dennison Corp.	15,144	776,130
Ball Corp.	22,315	1,398,704
Bemis Co., Inc.	16,040	652,186
MeadWestvaco Corp.	26,745	1,183,734

Owens-Illinois, Inc.*	26,220	$908,261
Sealed Air Corp.	30,888	1,055,443

		5,974,458

Metals & Mining (0.3%)
Alcoa, Inc.	187,186	2,787,199
Allegheny Technologies, Inc.	17,182	774,908
Freeport-McMoRan Copper & Gold, Inc.	165,786	6,051,189
Newmont Mining Corp.	79,697	2,027,492
Nucor Corp.	50,880	2,505,840
United States Steel Corp.	22,992	598,712

		14,745,340

Paper & Forest Products (0.1%)
International Paper Co.	69,127	3,488,840

Total Materials		97,390,006

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	828,399	29,292,189
CenturyLink, Inc.	91,297	3,304,951
Frontier Communications Corp.	159,359	930,657
Verizon Communications, Inc.	661,013	32,343,366
Windstream Holdings, Inc.	96,326	959,407

Total Telecommunication Services		66,830,570

Utilities (2.0%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	77,841	4,341,193
Duke Energy Corp.	112,885	8,374,938
Edison International	52,000	3,021,720
Entergy Corp.	28,650	2,351,878
Exelon Corp.	136,993	4,997,505
FirstEnergy Corp.	66,990	2,325,893
NextEra Energy, Inc.	69,580	7,130,558
Northeast Utilities	50,477	2,386,048
Pepco Holdings, Inc.	39,874	1,095,737
Pinnacle West Capital Corp.	17,528	1,013,820
PPL Corp.	100,802	3,581,495
Southern Co.	142,127	6,449,723
Xcel Energy, Inc.	80,109	2,581,913

		49,652,421

Gas Utilities (0.0%)
AGL Resources, Inc.	18,889	1,039,462

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	105,643	1,642,749
NRG Energy, Inc.	53,774	2,000,393

		3,643,142

Multi-Utilities (0.8%)
Ameren Corp.	38,539	1,575,474
CenterPoint Energy, Inc.	68,682	1,754,138
CMS Energy Corp.	42,985	1,338,983
Consolidated Edison, Inc.	46,752	2,699,460
Dominion Resources, Inc.	92,871	6,642,134
DTE Energy Co.	28,142	2,191,418
Integrys Energy Group, Inc.	12,750	906,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

NiSource, Inc.	50,257	$1,977,110
PG&E Corp.	74,137	3,560,059
Public Service Enterprise Group, Inc.	80,772	3,294,690
SCANA Corp.	22,715	1,222,294
Sempra Energy	36,355	3,806,732
TECO Energy, Inc.	32,617	602,762
Wisconsin Energy Corp.	35,888	1,683,865

		33,256,027

Total Utilities		87,591,052

Total Common Stocks (62.7%) (Cost $1,552,920,759)		2,780,061,422

Total Investments Before Securities Sold Short (62.7%) (Cost $1,552,920,759)		2,780,061,422

SECURITIES SOLD SHORT:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Seventy Seven Energy, Inc.*	(3,166)	$(74,559)

Total Securities Sold Short (0.0%)
(Proceeds Received $65,951)		(74,559)

Total Investments after Securities Sold Short (62.7%) (Cost $1,552,854,808)		2,779,986,863
Other Assets Less Liabilities (37.3%)		1,651,070,016

Net Assets (100%)		$4,431,056,879

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,057,881.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	16,933	September-14	$1,645,319,376	$1,652,999,460	$7,680,084

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$329,461,935	$—	$—	$329,461,935
Consumer Staples	264,266,043	—	—	264,266,043
Energy	301,388,780	—	—	301,388,780
Financials	447,781,121	—	—	447,781,121
Health Care	370,393,925	—	—	370,393,925
Industrials	291,819,829	—	—	291,819,829
Information Technology	523,138,161	—	—	523,138,161
Materials	97,390,006	—	—	97,390,006
Telecommunication Services	66,830,570	—	—	66,830,570
Utilities	87,591,052	—	—	87,591,052
Futures	7,680,084	—	—	7,680,084

Total Assets	$2,787,741,506	$—	$—	$2,787,741,506

Liabilities:
Common Stocks
Energy	(74,559)	—	—	(74,559)

Total Liabilities	$(74,559)	$—	$—	$(74,559)

Total	$2,787,666,947	$—	$—	$2,787,666,947

(a)	A security with a market value of $2,438,626 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	7,680,084	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$7,680,084

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	135,346,906	—	—	135,346,906
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$135,346,906	$—	$—	$135,346,906

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(34,451,194)	—	—	(34,451,194)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(34,451,194)	$—	$—	$(34,451,194)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

This Portfolio held futures contracts with an average notional balance of approximately $1,607,908,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$7,680,084	(c)	$—	$—	$7,680,084

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$42,747,426
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$296,540,803

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,247,386,337
Aggregate gross unrealized depreciation	(21,890,568)

Net unrealized appreciation	$1,225,495,769

Federal income tax cost of investments	$1,554,565,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $1,552,920,759)	$2,780,061,422
Cash	1,563,158,382
Cash held as collateral at broker	76,037,000
Receivable for securities sold	18,066,878
Dividends, interest and other receivables	3,099,947
Due from broker for futures variation margin	338,637
Other assets	42,897

Total assets	4,440,805,163

LIABILITIES
Payable for securities purchased	5,419,636
Payable to Separate Accounts for Trust shares redeemed	1,709,217
Investment management fees payable	1,624,457
Administrative fees payable	565,585
Securities sold short (Proceeds received $65,951)	74,559
Trustees’ fees payable	6,426
Accrued expenses	348,404

Total liabilities	9,748,284

NET ASSETS	$4,431,056,879

Net assets were comprised of:
Paid in capital	$2,860,587,353
Accumulated undistributed net investment income (loss)	17,394,761
Accumulated undistributed net realized gain (loss) on investments, securities sold short and futures	318,262,626
Net unrealized appreciation (depreciation) on investments, securities sold short and futures	1,234,812,139

Net assets	$4,431,056,879

Class IA
Net asset value, offering and redemption price per share, $1,623 / 116 shares outstanding (unlimited amount authorized: $0.01 par value)†	$13.97

Class K
Net asset value, offering and redemption price per share, $4,431,055,256 / 317,019,532 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.98

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,993 foreign withholding tax)	$28,866,582
Interest	752,250

Total income	29,618,832

EXPENSES
Investment management fees	9,702,093
Administrative fees	3,296,781
Printing and mailing expenses	231,794
Professional fees	63,083
Trustees’ fees	61,954
Custodian fees	52,701
Distribution fees – Class IA	2
Miscellaneous	56,403

Total expenses	13,464,811

NET INVESTMENT INCOME (LOSS)	16,154,021

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	110,939,358
Futures	135,346,906
Securities sold short	8,620

Net realized gain (loss)	246,294,884

Change in unrealized appreciation (depreciation) on:
Investments	53,956,012
Futures	(34,451,194)
Securities sold short	(8,608)

Net change in unrealized appreciation (depreciation)	19,496,210

NET REALIZED AND UNREALIZED GAIN (LOSS)	265,791,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$281,945,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,154,021	$30,630,683
Net realized gain (loss) on investments, securities sold short and futures	246,294,884	551,988,726
Net change in unrealized appreciation (depreciation) on investments, securities sold short and futures	19,496,210	641,145,172

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	281,945,115	1,223,764,581

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(6)
Class K	—	(30,274,358)

	—	(30,274,364)

Distributions from net realized capital gains
Class IA	—	(167)
Class K	—	(512,193,588)

	—	(512,193,755)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(542,468,119)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13 shares, respectively ]	—	173
Capital shares repurchased [ 0 and (11,493) shares, respectively ]	—	(137,822)

Total Class IA transactions	—	(137,649)

Class K
Capital shares sold [ 213,551 and 1,648,504 shares, respectively ]	2,791,805	21,472,736
Capital shares issued in reinvestment of dividends and distributions [ 0 and 42,250,631 shares, respectively ]	—	542,467,946
Capital shares repurchased [ (36,149,337) and (66,955,316) shares, respectively ]	(476,476,723)	(878,495,796)

Total Class K transactions	(473,684,918)	(314,555,114)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(473,684,918)	(314,692,763)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(191,739,803)	366,603,699
NET ASSETS:
Beginning of period	4,622,796,682	4,256,192,983

End of period (a)	$4,431,056,879	$4,622,796,682

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$17,394,761	$1,240,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,				August 28, 2009* to December 31, 2009
Class IA		2013	2012	2011	2010
Net asset value, beginning of period	$13.10	$11.32	$10.26	$11.27	$10.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.03 (e)	0.05 (e)	0.06 (e)	0.06 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and futures	0.84	3.43	1.46	(0.64)	1.24	0.64

Total from investment operations	0.87	3.46	1.51	(0.58)	1.30	0.68

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)	(0.06)	(0.06)	(0.04)
Distributions from net realized gains	—	(1.62)	(0.40)	(0.37)	(0.61)	—

Total dividends and distributions	—	(1.68)	(0.45)	(0.43)	(0.67)	(0.04)

Net asset value, end of period	$13.97	$13.10	$11.32	$10.26	$11.27	$10.64

Total return (b)	6.64%	30.95%	14.78%	(5.02)%	12.79%	6.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2	$2	$131	$114	$4,791,412	$4,608,735
Ratio of expenses to average net assets:
After reimbursements (a)	0.85%	0.86%	0.87%	0.59%	0.59%	0.62%
Before reimbursements (a)	0.85%	0.86%	0.87%	0.62%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.46%	0.27%	0.44%	0.50%	0.56%	1.19%
Before reimbursements (a)	0.46%	0.27%	0.44%	0.47%	0.53%	1.18%
Portfolio turnover rate (z)	2%	4%	4%	7%	6%	44%

Class K	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
		2013	2012
Net asset value, beginning of period	$13.10	$11.32	$10.26	$10.01

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.09 (e)	0.08 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and futures	0.83	3.41	1.46	0.29

Total from investment operations	0.88	3.50	1.54	0.31

Less distributions:
Dividends from net investment income	—	(0.10)	(0.08)	(0.06)
Distributions from net realized gains	—	(1.62)	(0.40)	—

Total dividends and distributions	—	(1.72)	(0.48)	(0.06)

Net asset value, end of period	$13.98	$13.10	$11.32	$10.26

Total return (b)	6.72%	31.27%	15.07%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,431,055	$4,622,795	$4,256,062	$4,395,522
Ratio of expenses to average net assets:
After reimbursements (a)	0.62%	0.61%	0.62%	0.61%
Before reimbursements (a)	0.62%	0.61%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.74%	0.68%	0.68%	0.65%
Before reimbursements (a)	0.74%	0.68%	0.68%	0.65%
Portfolio turnover rate (z)	2%	4%	4%	7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	13.9%
Industrials	10.8
Information Technology	10.4
Consumer Discretionary	8.3
Health Care	6.0
Materials	4.8
Energy	3.3
Utilities	3.1
Consumer Staples	2.2
Telecommunication Services	0.3
Cash and Other	36.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,068.30	$4.59
Hypothetical (5% average return before expenses)	1,000.00	1,020.35	4.49
Class K
Actual	1,000.00	1,069.40	3.43
Hypothetical (5% average return before expenses)	1,000.00	1,021.48	3.35

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.90% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.3%)
Auto Components (0.2%)
Gentex Corp.	15,584	$453,339

Automobiles (0.1%)
Thor Industries, Inc.	4,810	273,545

Distributors (0.3%)
LKQ Corp.*	32,270	861,286

Diversified Consumer Services (0.5%)
Apollo Education Group, Inc.*	10,558	329,938
DeVry Education Group, Inc.	6,106	258,528
Service Corp. International	22,807	472,561
Sotheby’s, Inc.	7,403	310,852

		1,371,879

Hotels, Restaurants & Leisure (1.0%)
Bally Technologies, Inc.*	4,208	276,550
Brinker International, Inc.	7,023	341,669
Cheesecake Factory, Inc.	4,975	230,939
Domino’s Pizza, Inc.	5,980	437,078
International Game Technology	26,360	419,388
International Speedway Corp., Class A	2,954	98,309
Life Time Fitness, Inc.*	4,071	198,421
Panera Bread Co., Class A*	2,821	422,670
Wendy’s Co.	28,278	241,211

		2,666,235

Household Durables (1.1%)
Jarden Corp.*	13,026	773,093
KB Home	9,579	178,936
M.D.C. Holdings, Inc.	4,170	126,309
NVR, Inc.*	451	518,920
Tempur Sealy International, Inc.*	6,497	387,871
Toll Brothers, Inc.*	17,101	631,027
Tupperware Brands Corp.	5,397	451,729

		3,067,885

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,572	211,605

Leisure Products (0.5%)
Brunswick Corp.	9,937	418,646
Polaris Industries, Inc.	7,079	921,969

		1,340,615

Media (1.0%)
AMC Networks, Inc., Class A*	6,343	390,031
Cinemark Holdings, Inc.	11,113	392,956
DreamWorks Animation SKG, Inc., Class A*	7,666	178,311
John Wiley & Sons, Inc., Class A	5,023	304,344
Lamar Advertising Co., Class A	6,991	370,523
Live Nation Entertainment, Inc.*	15,230	376,029
Meredith Corp.	3,945	190,780
New York Times Co., Class A	13,516	205,578
Time, Inc.*	11,923	288,775

		2,697,327

Multiline Retail (0.2%)
Big Lots, Inc.*	6,042	$276,119
J.C. Penney Co., Inc.*	32,538	294,469

		570,588

Specialty Retail (2.5%)
Aaron’s, Inc.	7,685	273,893
Abercrombie & Fitch Co., Class A	7,930	342,973
Advance Auto Parts, Inc.	7,813	1,054,130
American Eagle Outfitters, Inc.	18,234	204,585
ANN, Inc.*	4,975	204,672
Ascena Retail Group, Inc.*	13,861	237,023
Cabela’s, Inc.*	5,000	312,000
Chico’s FAS, Inc.	16,618	281,841
CST Brands, Inc.	8,047	277,622
Dick’s Sporting Goods, Inc.	10,740	500,054
Foot Locker, Inc.	15,650	793,768
Guess?, Inc.	6,372	172,044
Murphy USA, Inc.*	4,759	232,668
Office Depot, Inc.*	52,002	295,891
Rent-A-Center, Inc.	5,618	161,124
Signet Jewelers Ltd.	8,578	948,641
Williams-Sonoma, Inc.	9,361	671,933

		6,964,862

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	5,734	395,245
Deckers Outdoor Corp.*	3,706	319,939
Hanesbrands, Inc.	10,655	1,048,878
Kate Spade & Co.*	13,415	511,648

		2,275,710

Total Consumer Discretionary		22,754,876

Consumer Staples (2.2%)
Food & Staples Retailing (0.2%)
SUPERVALU, Inc.*	21,094	173,393
United Natural Foods, Inc.*	5,316	346,071

		519,464

Food Products (1.3%)
Dean Foods Co.	10,056	176,885
Flowers Foods, Inc.	18,785	395,988
Hain Celestial Group, Inc.*	5,364	476,001
Hillshire Brands Co.	13,151	819,307
Ingredion, Inc.	7,980	598,819
Lancaster Colony Corp.	2,070	196,981
Post Holdings, Inc.*	4,654	236,935
Tootsie Roll Industries, Inc.	2,172	63,944
WhiteWave Foods Co.*	18,593	601,856

		3,566,716

Household Products (0.7%)
Church & Dwight Co., Inc.	14,611	1,022,040
Energizer Holdings, Inc.	6,670	813,940

		1,835,980

Tobacco (0.0%)
Universal Corp.	2,492	137,932

Total Consumer Staples		6,060,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Energy (3.3%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	6,199	$325,324
CARBO Ceramics, Inc.	2,162	333,207
Dresser-Rand Group, Inc.*	8,186	521,694
Dril-Quip, Inc.*	4,364	476,723
Helix Energy Solutions Group, Inc.*	10,469	275,439
Oceaneering International, Inc.	11,569	903,886
Oil States International, Inc.*	5,700	365,313
Patterson-UTI Energy, Inc.	15,432	539,194
Superior Energy Services, Inc.	16,852	609,031
Tidewater, Inc.	5,324	298,943
Unit Corp.*	4,689	322,744

		4,971,498

Oil, Gas & Consumable Fuels (1.5%)
Bill Barrett Corp.*	5,285	141,532
Energen Corp.	7,801	693,353
Gulfport Energy Corp.*	9,127	573,176
HollyFrontier Corp.	21,248	928,325
Rosetta Resources, Inc.*	6,573	360,529
SM Energy Co.	7,174	603,333
World Fuel Services Corp.	7,685	378,333
WPX Energy, Inc.*	21,623	517,006

		4,195,587

Total Energy		9,167,085

Financials (13.9%)
Banks (3.1%)
Associated Banc-Corp	17,098	309,132
BancorpSouth, Inc.	9,002	221,179
Bank of Hawaii Corp.	4,744	278,425
Cathay General Bancorp	7,894	201,771
City National Corp./California	5,123	388,118
Commerce Bancshares, Inc./Missouri	8,692	404,178
Cullen/Frost Bankers, Inc.	5,657	449,279
East West Bancorp, Inc.	15,325	536,222
First Horizon National Corp.	25,360	300,770
First Niagara Financial Group, Inc.	37,837	330,695
FirstMerit Corp.	17,681	349,200
Fulton Financial Corp.	20,295	251,455
Hancock Holding Co.	8,767	309,650
International Bancshares Corp.	6,073	163,971
PacWest Bancorp	10,195	440,118
Prosperity Bancshares, Inc.	6,438	403,019
Signature Bank/New York*	5,257	663,328
SVB Financial Group*	5,354	624,383
Synovus Financial Corp.	14,879	362,750
TCF Financial Corp.	17,763	290,780
Trustmark Corp.	7,208	177,966
Umpqua Holdings Corp.	18,304	328,008
Valley National Bancorp	21,391	211,985
Webster Financial Corp.	9,622	303,478
Westamerica Bancorp	2,806	146,698

		8,446,558

Capital Markets (1.0%)
Eaton Vance Corp.	12,996	491,119
Federated Investors, Inc., Class B	10,118	312,848

Janus Capital Group, Inc.	16,109	$201,040
Raymond James Financial, Inc.	13,283	673,847
SEI Investments Co.	15,208	498,366
Waddell & Reed Financial, Inc., Class A	9,096	569,319

		2,746,539

Consumer Finance (0.1%)
SLM Corp.	45,520	378,271

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	9,231	454,258
MSCI, Inc.*	12,477	572,070

		1,026,328

Insurance (3.0%)
Alleghany Corp.*	1,784	781,606
American Financial Group, Inc./Ohio	7,647	455,455
Arthur J. Gallagher & Co.	16,622	774,585
Aspen Insurance Holdings Ltd.	6,964	316,305
Brown & Brown, Inc.	12,755	391,706
Everest Reinsurance Group Ltd.	5,028	806,944
First American Financial Corp.	11,401	316,834
Hanover Insurance Group, Inc.	4,735	299,015
HCC Insurance Holdings, Inc.	10,682	522,777
Kemper Corp.	5,449	200,850
Mercury General Corp.	3,858	181,480
Old Republic International Corp.	25,938	429,015
Primerica, Inc.	5,851	279,970
Protective Life Corp.	8,430	584,452
Reinsurance Group of America, Inc.	7,495	591,356
RenaissanceReinsurance Holdings Ltd.	4,402	471,014
StanCorp Financial Group, Inc.	4,688	300,032
W. R. Berkley Corp.	11,077	512,976

		8,216,372

Real Estate Investment Trusts (REITs) (5.6%)
Alexandria Real Estate Equities, Inc. (REIT)	7,669	595,421
American Campus Communities, Inc. (REIT)	11,204	428,441
BioMed Realty Trust, Inc. (REIT)	20,561	448,847
Camden Property Trust (REIT)	9,183	653,370
Corporate Office Properties Trust/Maryland (REIT)	9,338	259,690
Corrections Corp. of America (REIT)	12,438	408,588
Duke Realty Corp. (REIT)	35,154	638,397
Equity One, Inc. (REIT)	6,752	159,280
Extra Space Storage, Inc. (REIT)	11,780	627,285
Federal Realty Investment Trust (REIT)	7,183	868,568
Highwoods Properties, Inc. (REIT)	9,656	405,069
Home Properties, Inc. (REIT)	6,120	391,435
Hospitality Properties Trust (REIT)	15,984	485,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kilroy Realty Corp. (REIT)	8,812	$548,811
LaSalle Hotel Properties (REIT)	11,265	397,542
Liberty Property Trust (REIT)	15,759	597,739
Mack-Cali Realty Corp. (REIT)	9,435	202,664
Mid-America Apartment Communities, Inc. (REIT)	8,030	586,591
National Retail Properties, Inc. (REIT)	13,133	488,416
Omega Healthcare Investors, Inc. (REIT)	13,400	493,924
Potlatch Corp. (REIT)	4,309	178,393
Rayonier, Inc. (REIT)	13,554	481,845
Realty Income Corp. (REIT)	23,614	1,048,934
Regency Centers Corp. (REIT)	9,899	551,176
Senior Housing Properties Trust (REIT)	21,721	527,603
SL Green Realty Corp. (REIT)	10,185	1,114,341
Taubman Centers, Inc. (REIT)	6,768	513,082
UDR, Inc. (REIT)	26,894	769,975
Washington Prime Group, Inc. (REIT)*	16,671	312,415
Weingarten Realty Investors (REIT)	12,015	394,573

		15,578,329

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	4,582	189,924
Jones Lang LaSalle, Inc.	4,777	603,765

		793,689

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	9,028	121,426
New York Community Bancorp, Inc.	47,369	756,957
Washington Federal, Inc.	10,862	243,635

		1,122,018

Total Financials		38,308,104

Health Care (6.0%)
Biotechnology (0.3%)
Cubist Pharmaceuticals, Inc.*	8,033	560,864
United Therapeutics Corp.*	4,861	430,150

		991,014

Health Care Equipment & Supplies (1.8%)
Align Technology, Inc.*	7,679	430,331
Cooper Cos., Inc.	5,152	698,250
Hill-Rom Holdings, Inc.	6,124	254,207
Hologic, Inc.*	29,456	746,710
IDEXX Laboratories, Inc.*	5,520	737,306
ResMed, Inc.	15,093	764,159
Sirona Dental Systems, Inc.*	5,927	488,740
STERIS Corp.	6,316	337,780
Teleflex, Inc.	4,416	466,330
Thoratec Corp.*	6,037	210,450

		5,134,263

Health Care Providers & Services (2.0%)
Community Health Systems, Inc.*	12,268	556,599
Health Net, Inc.*	8,549	355,125
Henry Schein, Inc.*	9,163	1,087,373

LifePoint Hospitals, Inc.*	4,750	$294,975
MEDNAX, Inc.*	10,698	622,089
Omnicare, Inc.	10,626	707,373
Owens & Minor, Inc.	6,709	227,972
Universal Health Services, Inc., Class B	9,642	923,318
VCA, Inc.*	9,432	330,969
WellCare Health Plans, Inc.*	4,697	350,678

		5,456,471

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	17,107	274,567
HMS Holdings Corp.*	9,344	190,711

		465,278

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	2,158	258,334
Charles River Laboratories International, Inc.*	5,170	276,699
Covance, Inc.*	6,100	522,038
Mettler-Toledo International, Inc.*	3,171	802,834
Techne Corp.	3,588	332,141

		2,192,046

Pharmaceuticals (0.9%)
Endo International plc*	14,906	1,043,718
Mallinckrodt plc*	6,260	500,925
Salix Pharmaceuticals Ltd.*	6,811	840,137

		2,384,780

Total Health Care		16,623,852

Industrials (10.8%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc.	3,402	455,596
B/E Aerospace, Inc.*	10,578	978,359
Esterline Technologies Corp.*	3,412	392,789
Exelis, Inc.	20,262	344,049
Huntington Ingalls Industries, Inc.	5,242	495,841
Triumph Group, Inc.	5,617	392,179

		3,058,813

Airlines (0.4%)
Alaska Air Group, Inc.	7,353	698,903
JetBlue Airways Corp.*	24,427	265,033

		963,936

Building Products (0.6%)
A.O. Smith Corp.	8,162	404,672
Fortune Brands Home & Security, Inc.	17,731	707,999
Lennox International, Inc.	4,866	435,847

		1,548,518

Commercial Services & Supplies (1.2%)
Civeo Corp.*	11,344	283,940
Clean Harbors, Inc.*	5,907	379,525
Copart, Inc.*	12,005	431,700
Deluxe Corp.	5,379	315,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Herman Miller, Inc.	6,312	$190,875
HNI Corp.	4,839	189,253
MSA Safety, Inc.	3,419	196,524
R.R. Donnelley & Sons Co.	21,273	360,790
Rollins, Inc.	6,841	205,230
Waste Connections, Inc.	13,266	644,064

		3,197,003

Construction & Engineering (0.4%)
AECOM Technology Corp.*	10,626	342,157
Granite Construction, Inc.	3,878	139,530
KBR, Inc.	15,762	375,924
URS Corp.	7,515	344,563

		1,202,174

Electrical Equipment (0.6%)
Acuity Brands, Inc.	4,631	640,236
Hubbell, Inc., Class B	5,796	713,777
Regal-Beloit Corp.	4,834	379,759

		1,733,772

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	6,867	594,820

Machinery (3.5%)
AGCO Corp.	9,353	525,826
CLARCOR, Inc.	5,366	331,887
Crane Co.	5,275	392,249
Donaldson Co., Inc.	14,168	599,590
Graco, Inc.	6,482	506,114
Harsco Corp.	8,598	228,965
IDEX Corp.	8,644	697,917
ITT Corp.	9,801	471,428
Kennametal, Inc.	8,395	388,521
Lincoln Electric Holdings, Inc.	8,635	603,414
Nordson Corp.	6,466	518,508
Oshkosh Corp.	9,072	503,768
SPX Corp.	4,727	511,509
Terex Corp.	11,851	487,076
Timken Co.	8,276	561,444
Trinity Industries, Inc.	16,628	726,976
Valmont Industries, Inc.	2,911	442,326
Wabtec Corp.	10,328	852,989
Woodward, Inc.	6,339	318,091

		9,668,598

Marine (0.3%)
Kirby Corp.*	6,115	716,311

Professional Services (0.7%)
Corporate Executive Board Co.	3,638	248,185
FTI Consulting, Inc.*	4,339	164,101
Manpowergroup, Inc.	8,513	722,328
Towers Watson & Co., Class A	6,888	717,936

		1,852,550

Road & Rail (0.9%)
Con-way, Inc.	6,081	306,543
Genesee & Wyoming, Inc., Class A*	5,466	573,930
J.B. Hunt Transport Services, Inc.	9,777	721,347
Landstar System, Inc.	4,821	308,544

Old Dominion Freight Line, Inc.*	7,499	$477,537
Werner Enterprises, Inc.	4,890	129,634

		2,517,535

Trading Companies & Distributors (0.9%)
GATX Corp.	4,938	330,550
MSC Industrial Direct Co., Inc., Class A	5,072	485,086
NOW, Inc.*	11,448	414,532
United Rentals, Inc.*	10,234	1,071,807
Watsco, Inc.	2,927	300,778

		2,602,753

Total Industrials		29,656,783

Information Technology (10.4%)
Communications Equipment (0.8%)
ADTRAN, Inc.	6,038	136,217
ARRIS Group, Inc.*	12,720	413,782
Ciena Corp.*	11,196	242,505
InterDigital, Inc.	4,331	207,022
JDS Uniphase Corp.*	25,073	312,660
Plantronics, Inc.	4,567	219,444
Polycom, Inc.*	14,730	184,567
Riverbed Technology, Inc.*	17,139	353,578

		2,069,775

Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc.*	10,667	644,393
Avnet, Inc.	14,830	657,117
Belden, Inc.	4,720	368,915
FEI Co.	4,532	411,188
Ingram Micro, Inc., Class A*	16,578	484,243
Itron, Inc.*	4,218	171,040
Knowles Corp.*	9,059	278,474
National Instruments Corp.	10,503	340,192
Tech Data Corp.*	4,104	256,582
Trimble Navigation Ltd.*	27,890	1,030,536
Vishay Intertechnology, Inc.	14,502	224,636
Zebra Technologies Corp., Class A*	5,399	444,446

		5,311,762

Internet Software & Services (0.7%)
AOL, Inc.*	8,532	339,488
Conversant, Inc.*	6,751	171,476
Equinix, Inc.*	5,310	1,115,578
Rackspace Hosting, Inc.*	12,432	418,461

		2,045,003

IT Services (1.8%)
Acxiom Corp.*	8,176	177,338
Broadridge Financial Solutions, Inc.	12,838	534,574
Convergys Corp.	10,787	231,273
CoreLogic, Inc.*	9,808	297,771
DST Systems, Inc.	3,714	342,319
Gartner, Inc.*	9,772	689,121
Global Payments, Inc.	7,699	560,872
Jack Henry & Associates, Inc.	9,111	541,467
Leidos Holdings, Inc.	6,949	266,425
NeuStar, Inc., Class A*	6,467	168,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Science Applications International Corp.	4,395	$194,083
VeriFone Systems, Inc.*	11,917	437,950
WEX, Inc.*	4,172	437,935

		4,879,399

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	67,969	284,790
Atmel Corp.*	45,267	424,152
Cree, Inc.*	13,053	651,997
Cypress Semiconductor Corp.*	15,399	168,003
Fairchild Semiconductor International, Inc.*	13,312	207,667
Integrated Device Technology, Inc.*	14,569	225,237
International Rectifier Corp.*	7,578	211,426
Intersil Corp., Class A	13,698	204,785
RF Micro Devices, Inc.*	30,453	292,044
Semtech Corp.*	7,223	188,882
Silicon Laboratories, Inc.*	4,245	209,066
Skyworks Solutions, Inc.	20,274	952,067
SunEdison, Inc.*	26,289	594,132
Teradyne, Inc.	20,785	407,386

		5,021,634

Software (2.7%)
ACI Worldwide, Inc.*	4,097	228,736
Advent Software, Inc.	4,311	140,409
ANSYS, Inc.*	9,940	753,651
Cadence Design Systems, Inc.*	30,967	541,613
CommVault Systems, Inc.*	4,749	233,508
Compuware Corp.	23,428	234,046
Concur Technologies, Inc.*	5,107	476,687
FactSet Research Systems, Inc.	4,263	512,754
Fair Isaac Corp.	3,686	235,019
Fortinet, Inc.*	14,653	368,230
Informatica Corp.*	11,734	418,317
Mentor Graphics Corp.	10,359	223,444
MICROS Systems, Inc.*	8,005	543,540
PTC, Inc.*	12,688	492,294
Rovi Corp.*	10,288	246,500
SolarWinds, Inc.*	6,990	270,233
Solera Holdings, Inc.	7,385	495,903
Synopsys, Inc.*	16,523	641,423
TIBCO Software, Inc.*	16,370	330,183

		7,386,490

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.*	10,894	651,461
Diebold, Inc.	6,897	277,053
Lexmark International, Inc., Class A	6,607	318,193
NCR Corp.*	17,888	627,690

		1,874,397

Total Information Technology		28,588,460

Materials (4.8%)
Chemicals (2.0%)
Albemarle Corp.	8,505	608,107
Ashland, Inc.	7,761	843,931
Cabot Corp.	6,405	371,426
Cytec Industries, Inc.	3,846	405,445

Minerals Technologies, Inc.	3,700	$242,646
NewMarket Corp.	1,196	468,964
Olin Corp.	8,424	226,774
PolyOne Corp.	10,073	424,476
Rayonier Advanced Materials, Inc.*	4,518	175,071
RPM International, Inc.	14,277	659,312
Scotts Miracle-Gro Co., Class A	4,686	266,446
Sensient Technologies Corp.	5,335	297,266
Valspar Corp.	8,341	635,501

		5,625,365

Construction Materials (0.4%)
Eagle Materials, Inc.	5,350	504,398
Martin Marietta Materials, Inc.	4,970	656,289

		1,160,687

Containers & Packaging (1.1%)
AptarGroup, Inc.	7,004	469,338
Greif, Inc., Class A	3,267	178,248
Packaging Corp. of America	10,510	751,360
Rock-Tenn Co., Class A	7,683	811,248
Silgan Holdings, Inc.	4,689	238,295
Sonoco Products Co.	10,926	479,979

		2,928,468

Metals & Mining (1.1%)
Carpenter Technology Corp.	5,697	360,335
Cliffs Natural Resources, Inc.	16,330	245,766
Commercial Metals Co.	12,600	218,106
Compass Minerals International, Inc.	3,615	346,100
Reliance Steel & Aluminum Co.	8,302	611,940
Royal Gold, Inc.	6,971	530,633
Steel Dynamics, Inc.	23,889	428,808
Worthington Industries, Inc.	5,570	239,733

		2,981,421

Paper & Forest Products (0.2%)
Domtar Corp.	6,946	297,636
Louisiana-Pacific Corp.*	15,099	226,787

		524,423

Total Materials		13,220,364

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	14,862	599,087

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	10,583	276,322

Total Telecommunication Services		875,409

Utilities (3.1%)
Electric Utilities (1.1%)
Cleco Corp.	6,455	380,522
Great Plains Energy, Inc.	16,450	442,012
Hawaiian Electric Industries, Inc.	10,833	274,292
IDACORP, Inc.	5,384	311,357
OGE Energy Corp.	21,309	832,756
PNM Resources, Inc.	8,483	248,806
Westar Energy, Inc.	13,785	526,449

		3,016,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (1.0%)
Atmos Energy Corp.	10,710	$571,914
National Fuel Gas Co.	8,968	702,194
ONE Gas, Inc.	5,517	208,267
Questar Corp.	18,768	465,446
UGI Corp.	12,284	620,342
WGL Holdings, Inc.	5,547	239,076

		2,807,239

Multi-Utilities (0.8%)
Alliant Energy Corp.	11,859	721,739
Black Hills Corp.	4,774	293,076
MDU Resources Group, Inc.	20,376	715,197
Vectren Corp.	8,832	375,360

		2,105,372

Water Utilities (0.2%)
Aqua America, Inc.	18,942	$496,659

Total Utilities		8,425,464

Total Investments (63.1%) (Cost $102,867,072)		173,680,489
Other Assets Less Liabilities (36.9%)		101,609,650

Net Assets (100%)		$275,290,139

*	Non-income producing.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	67	September-14	$7,785,294	$7,975,010	$189,716
S&P 500 E-Mini Index	75	September-14	7,287,902	7,321,500	33,598
S&P MidCap 400 E-Mini Index	605	September-14	85,008,539	86,472,650	1,464,111

					$1,687,425

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,754,876	$—	$—	$22,754,876
Consumer Staples	6,060,092	—	—	6,060,092
Energy	9,167,085	—	—	9,167,085
Financials	38,308,104	—	—	38,308,104
Health Care	16,623,852	—	—	16,623,852
Industrials	29,656,783	—	—	29,656,783
Information Technology	28,588,460	—	—	28,588,460
Materials	13,220,364	—	—	13,220,364
Telecommunication Services	875,409	—	—	875,409
Utilities	8,425,464	—	—	8,425,464
Futures	1,687,425	—	—	1,687,425

Total Assets	$175,367,914	$—	$—	$175,367,914

Total Liabilities	$—	$—	$—	$—

Total	$175,367,914	$—	$—	$175,367,914

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:
Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,687,425	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,687,425

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	8,697,634	—	—	8,697,634
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$8,697,634	$—	$—	$8,697,634

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,058,161)	—	—	(2,058,161)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(2,058,161)	$—	$—	$(2,058,161)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $108,118,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$1,687,425	(c)	$—	$—	$1,687,425

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,658,664
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$66,978,069

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,817,519
Aggregate gross unrealized depreciation	(2,418,996)

Net unrealized appreciation	$70,398,523

Federal income tax cost of investments	$103,281,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $102,867,072)	$173,680,489
Cash	95,140,341
Cash held as collateral at broker	4,981,400
Receivable for securities sold	2,415,126
Due from broker for futures variation margin	469,927
Dividends, interest and other receivables	145,800
Other assets	1,968

Total assets	276,835,051

LIABILITIES
Payable for securities purchased	1,204,952
Payable to Separate Accounts for Trust shares redeemed	140,343
Investment management fees payable	100,647
Administrative fees payable	49,665
Trustees’ fees payable	355
Accrued expenses	48,950

Total liabilities	1,544,912

NET ASSETS	$275,290,139

Net assets were comprised of:
Paid in capital	$160,865,118
Accumulated undistributed net investment income (loss)	417,725
Accumulated undistributed net realized gain (loss) on investments and futures	41,506,454
Net unrealized appreciation (depreciation) on investments and futures	72,500,842

Net assets	$275,290,139

Class IA
Net asset value, offering and redemption price per share, $1,782 / 167 shares outstanding (unlimited amount authorized: $0.01 par value)†	$10.63

Class K
Net asset value, offering and redemption price per share, $275,288,357 / 25,887,397 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.63

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$1,302,090
Interest	49,653

Total income	1,351,743

EXPENSES
Investment management fees	633,465
Administrative fees	227,271
Custodian fees	39,672
Printing and mailing expenses	16,649
Professional fees	15,442
Trustees’ fees	4,500
Distribution fees – Class IA	2
Miscellaneous	5,277

Total expenses	942,278

NET INVESTMENT INCOME (LOSS)	409,465

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	25,391,057
Futures	8,697,634

Net realized gain (loss)	34,088,691

Change in unrealized appreciation (depreciation) on:
Investments	(14,677,299)
Futures	(2,058,161)

Net change in unrealized appreciation (depreciation)	(16,735,460)

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,353,231

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,762,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$409,465	$792,792
Net realized gain (loss) on investments and futures	34,088,691	79,958,880
Net change in unrealized appreciation (depreciation) on investments and futures	(16,735,460)	33,333,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,762,696	114,085,061

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	—
Class K	—	(849,186)

	—	(849,186)

Distributions from net realized capital gains
Class IA	—	(378)
Class K	—	(79,260,854)

	—	(79,261,232)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(80,110,418)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of distributions [ 0 and 38 shares, respectively ]	—	378
Capital shares repurchased [ 0 and (13,983) shares, respectively ]	—	(147,184)

Total Class IA transactions	—	(146,806)

Class K
Capital shares sold [ 20,459 and 121,966 shares, respectively ]	203,419	1,377,151
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,101,598 shares, respectively ]	—	80,110,040
Capital shares repurchased [ (8,695,639) and (20,351,829) shares, respectively ]	(86,387,312)	(227,164,591)

Total Class K transactions	(86,183,893)	(145,677,400)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(86,183,893)	(145,824,206)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(68,421,197)	(111,849,563)
NET ASSETS:
Beginning of period	343,711,336	455,560,899

End of period (a)	$275,290,139	$343,711,336

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$417,725	$8,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,						August 28, 2009* to December 31, 2009
Class IA			2013		2012		2011	2010
Net asset value, beginning of period	$9.95		$9.75		$9.37		$11.57	$10.67	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	(0.05	)†(e)	(0.01	)†(e)	0.01 (e)	0.02 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	0.68		3.11		1.53		(1.13)	2.29	0.67

Total from investment operations	0.68		3.06		1.52		(1.12)	2.31	0.69

Less distributions:
Dividends from net investment income	—		—	#	—	#	(0.02)	(0.02)	(0.02)
Distributions from net realized gains	—		(2.86)		(1.14)		(1.06)	(1.39)	—

Total dividends and distributions	—		(2.86)		(1.14)		(1.08)	(1.41)	(0.02)

Net asset value, end of period	$10.63		$9.95		$9.75		$9.37	$11.57	$10.67

Total return (b)	6.83%		32.29%		16.23%		(9.60)%	22.46%	6.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2		$2		$138		$118	$841,905	$1,105,277
Ratio of expenses to average net assets:
After reimbursements (a)	0.90%		0.90%		0.90%		0.60%	0.63%	0.64%
Before reimbursements (a)	0.90%		0.90%		0.90%		0.63%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.04%		(0.44)%		(0.08)%		0.11%	0.20%	0.72%
Before reimbursements (a)	0.04%		(0.44)%		(0.08)%		0.08%	0.17%	0.71%
Portfolio turnover rate (z)	6%		11%		10%		14%	18%	84%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$9.94	$9.75	$9.37	$9.24

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	0.02 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	0.68	3.06	1.53	0.15

Total from investment operations	0.69	3.08	1.55	0.15

Less distributions:
Dividends from net investment income	—	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	—	(2.86)	(1.14)	—

Total dividends and distributions	—	(2.89)	(1.17)	(0.02)

Net asset value, end of period	$10.63	$9.94	$9.75	$9.37

Total return (b)	6.94%	32.51%	16.53%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$275,288	$343,710	$455,423	$537,190
Ratio of expenses to average net assets:
After reimbursements (a)	0.67%	0.65%	0.65%	0.63%
Before reimbursements (a)	0.67%	0.65%	0.65%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.29%	0.20%	0.16%	0.10%
Before reimbursements (a)	0.29%	0.20%	0.16%	0.10%
Portfolio turnover rate (z)	6%	11%	10%	14%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	13.0%
Information Technology	10.1
Industrials	7.9
Consumer Discretionary	7.6
Health Care	7.5
Energy	3.6
Materials	2.9
Utilities	1.9
Consumer Staples	1.8
Telecommunication Services	0.5
Cash and Other	43.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,027.50	$4.61
Hypothetical (5% average return before expenses)	1,000.00	1,020.25	4.59
Class K
Actual	1,000.00	1,029.00	3.18
Hypothetical (5% average return before expenses)	1,000.00	1,021.66	3.17

*   Expenses are equal to the Portfolio’s Class IA and Class K shares annualized expense ratios of 0.92% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.6%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	26,310	$496,996
Cooper Tire & Rubber Co.	24,179	725,370
Cooper-Standard Holding, Inc.*	5,072	335,564
Dana Holding Corp.	59,176	1,445,078
Dorman Products, Inc.*	11,288	556,724
Drew Industries, Inc.	9,343	467,243
Federal-Mogul Holdings Corp.*	10,802	218,524
Fox Factory Holding Corp.*	2,090	36,763
Fuel Systems Solutions, Inc.*	2,727	30,379
Gentherm, Inc.*	13,649	606,698
Modine Manufacturing Co.*	20,796	327,329
Motorcar Parts of America, Inc.*	2,836	69,057
Remy International, Inc.	2,732	63,792
Shiloh Industries, Inc.*	1,548	28,576
Spartan Motors, Inc.	6,438	29,229
Standard Motor Products, Inc.	8,130	363,167
Stoneridge, Inc.*	5,348	57,331
Strattec Security Corp.	643	41,467
Superior Industries International, Inc.	4,422	91,182
Tenneco, Inc.*	23,725	1,558,732
Tower International, Inc.*	7,672	282,636

		7,831,837

Automobiles (0.0%)
Winnebago Industries, Inc.*	12,543	315,833

Distributors (0.1%)
Core-Mark Holding Co., Inc.	9,886	451,098
Pool Corp.	17,923	1,013,725
VOXX International Corp.*	3,581	33,697
Weyco Group, Inc.	1,236	33,879

		1,532,399

Diversified Consumer Services (0.7%)
2U, Inc.*	1,926	32,376
American Public Education, Inc.*	7,607	261,529
Ascent Capital Group, Inc., Class A*	6,135	404,971
Bridgepoint Education, Inc.*	3,108	41,274
Bright Horizons Family Solutions, Inc.*	11,480	492,951
Capella Education Co.	5,640	306,759
Career Education Corp.*	12,660	59,249
Carriage Services, Inc.	3,039	52,058
Chegg, Inc.*	27,564	194,050
Collectors Universe, Inc.	1,252	24,527
Education Management Corp.*	10,236	17,299
Grand Canyon Education, Inc.*	18,870	867,454
Hillenbrand, Inc.	22,498	733,885
Houghton Mifflin Harcourt Co.*	40,731	780,406
ITT Educational Services, Inc.*	10,016	167,167
JTH Holding, Inc., Class A*	744	24,783
K12, Inc.*	12,957	311,875
LifeLock, Inc.*	29,669	414,179

Matthews International Corp., Class A	11,321	$470,614
Regis Corp.	22,559	317,631
Sotheby’s, Inc.	22,838	958,967
Steiner Leisure Ltd.*	6,285	272,078
Strayer Education, Inc.*	4,147	217,759
Universal Technical Institute, Inc.	6,355	77,150
Weight Watchers International, Inc.	10,281	207,368

		7,708,359

Hotels, Restaurants & Leisure (1.6%)
Biglari Holdings, Inc.*	603	255,051
BJ’s Restaurants, Inc.*	11,360	396,578
Bloomin’ Brands, Inc.*	27,730	621,984
Bob Evans Farms, Inc.	10,315	516,266
Boyd Gaming Corp.*	27,910	338,548
Bravo Brio Restaurant Group, Inc.*	3,651	56,992
Buffalo Wild Wings, Inc.*	7,026	1,164,278
Caesars Acquisition Co., Class A*	17,077	211,243
Caesars Entertainment Corp.*	18,157	328,279
Carrols Restaurant Group, Inc.*	6,720	47,846
Cheesecake Factory, Inc.	19,056	884,580
Churchill Downs, Inc.	5,472	493,082
Chuy’s Holdings, Inc.*	6,996	253,955
ClubCorp Holdings, Inc.	9,353	173,405
Cracker Barrel Old Country Store, Inc.	7,369	733,731
Del Frisco’s Restaurant Group, Inc.*	8,850	243,906
Denny’s Corp.*	44,670	291,248
Diamond Resorts International, Inc.*	13,258	308,514
DineEquity, Inc.	6,775	538,545
Einstein Noah Restaurant Group, Inc.	2,038	32,730
Empire Resorts, Inc.*	2,782	19,919
Famous Dave’s of America, Inc.*	876	25,141
Fiesta Restaurant Group, Inc.*	9,046	419,825
Ignite Restaurant Group, Inc.*	3,281	47,771
International Speedway Corp., Class A	10,742	357,494
Interval Leisure Group, Inc.	15,428	338,490
Intrawest Resorts Holdings, Inc.*	2,562	29,361
Isle of Capri Casinos, Inc.*	7,073	60,545
Jack in the Box, Inc.	16,387	980,598
Jamba, Inc.*	3,191	38,611
Krispy Kreme Doughnuts, Inc.*	28,500	455,430
La Quinta Holdings, Inc.*	16,529	316,365
Life Time Fitness, Inc.*	16,369	797,825
Marcus Corp.	5,605	102,291
Marriott Vacations Worldwide Corp.*	12,050	706,492
Monarch Casino & Resort, Inc.*	1,798	27,222
Morgans Hotel Group Co.*	5,589	44,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Multimedia Games Holding Co., Inc.*	11,878	$352,064
Nathan’s Famous, Inc.*	596	32,297
Noodles & Co.*	3,639	125,145
Orient-Express Hotels Ltd.*	36,129	525,316
Papa John’s International, Inc.	12,897	546,704
Papa Murphy’s Holdings, Inc.*	1,085	10,394
Penn National Gaming, Inc.*	29,395	356,855
Pinnacle Entertainment, Inc.*	22,255	560,381
Popeyes Louisiana Kitchen, Inc.*	9,041	395,182
Potbelly Corp.*	2,823	45,055
Red Robin Gourmet Burgers, Inc.*	6,197	441,226
Ruby Tuesday, Inc.*	13,132	99,672
Ruth’s Hospitality Group, Inc.	8,415	103,925
Scientific Games Corp., Class A*	19,229	213,826
Sonic Corp.*	24,063	531,311
Speedway Motorsports, Inc.	5,226	95,375
Texas Roadhouse, Inc.	27,004	702,104
Vail Resorts, Inc.	13,734	1,059,990
Zoe’s Kitchen, Inc.*	1,096	37,680

		18,892,964

Household Durables (0.6%)
Beazer Homes USA, Inc.*	10,620	222,808
Cavco Industries, Inc.*	3,064	261,359
CSS Industries, Inc.	1,733	45,699
Dixie Group, Inc.*	2,800	29,652
Ethan Allen Interiors, Inc.	9,937	245,841
Flexsteel Industries, Inc.	938	31,282
Helen of Troy Ltd.*	10,696	648,498
Hovnanian Enterprises, Inc., Class A*	46,994	242,019
Installed Building Products, Inc.*	1,634	20,017
iRobot Corp.*	11,116	455,200
KB Home	32,287	603,121
La-Z-Boy, Inc.	21,613	500,773
LGI Homes, Inc.*	2,681	48,928
Libbey, Inc.*	8,124	216,423
Lifetime Brands, Inc.	2,001	31,456
M.D.C. Holdings, Inc.	14,546	440,598
M/I Homes, Inc.*	11,318	274,688
Meritage Homes Corp.*	15,575	657,421
NACCO Industries, Inc., Class A	917	46,400
New Home Co., Inc.*	1,566	22,128
Ryland Group, Inc.	17,908	706,292
Skullcandy, Inc.*	3,746	27,159
Standard Pacific Corp.*	62,679	539,039
TRI Pointe Homes, Inc.*	3,181	50,005
Turtle Beach Corp.*	1,301	12,021
UCP, Inc., Class A*	1,556	21,271
Universal Electronics, Inc.*	5,627	275,048
WCI Communities, Inc.*	2,193	42,347
William Lyon Homes, Class A*	3,299	100,422

		6,817,915

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	11,887	$68,945
Blue Nile, Inc.*	2,422	67,816
Coupons.com, Inc.*	5,867	154,361
FTD Cos., Inc.*	7,589	241,254
Gaiam, Inc., Class A*	2,778	21,335
HSN, Inc.	13,129	777,762
Lands’ End, Inc.*	6,207	208,431
Nutrisystem, Inc.	6,014	102,899
Orbitz Worldwide, Inc.*	20,898	185,992
Overstock.com, Inc.*	2,135	33,669
PetMed Express, Inc.	3,785	51,022
RetailMeNot, Inc.*	11,500	306,015
Shutterfly, Inc.*	14,715	633,628
ValueVision Media, Inc., Class A*	8,022	40,030
Vitacost.com, Inc.*	4,158	26,029

		2,919,188

Leisure Products (0.3%)
Arctic Cat, Inc.	5,332	210,188
Black Diamond, Inc.*	4,270	47,910
Brunswick Corp.	35,587	1,499,280
Callaway Golf Co.	29,612	246,372
Escalade, Inc.	1,822	29,407
JAKKS Pacific, Inc.*	3,625	28,058
Johnson Outdoors, Inc., Class A	984	25,387
LeapFrog Enterprises, Inc.*	12,404	91,169
Malibu Boats, Inc., Class A*	1,362	27,376
Marine Products Corp.	8,340	69,222
Nautilus, Inc.*	5,870	65,098
Smith & Wesson Holding Corp.*	24,682	358,876
Sturm Ruger & Co., Inc.	7,674	452,843

		3,151,186

Media (0.8%)
AH Belo Corp., Class A	3,490	41,357
AMC Entertainment Holdings, Inc., Class A	8,127	202,119
Carmike Cinemas, Inc.*	9,548	335,421
Central European Media Enterprises Ltd., Class A*	13,337	37,610
Crown Media Holdings, Inc., Class A*	34,767	126,204
Cumulus Media, Inc., Class A*	44,691	294,514
Daily Journal Corp.*	204	42,165
Dex Media, Inc.*	2,815	31,359
Entercom Communications Corp., Class A*	7,981	85,636
Entravision Communications Corp., Class A	10,804	67,201
Eros International plc*	3,676	55,765
EW Scripps Co., Class A*	10,794	228,401
Global Sources Ltd.*	9,105	75,389
Gray Television, Inc.*	20,443	268,417
Harte-Hanks, Inc.	9,157	65,839
Hemisphere Media Group, Inc.*	1,706	21,427
Journal Communications, Inc., Class A*	11,040	97,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Lee Enterprises, Inc.*	10,047	$44,709
Loral Space & Communications, Inc.*	4,908	356,763
Martha Stewart Living Omnimedia, Inc., Class A*	5,610	26,367
McClatchy Co., Class A*	11,522	63,947
MDC Partners, Inc., Class A	15,633	335,953
Media General, Inc.*	20,334	417,457
Meredith Corp.	14,853	718,291
National CineMedia, Inc.	25,665	449,394
New Media Investment Group, Inc.*	5,641	79,595
New York Times Co., Class A	56,048	852,490
Nexstar Broadcasting Group, Inc., Class A	12,763	658,698
Radio One, Inc., Class D*	4,297	21,184
ReachLocal, Inc.*	4,678	32,886
Reading International, Inc., Class A*	3,217	27,441
Rentrak Corp.*	3,979	208,699
Saga Communications, Inc., Class A	689	29,434
Salem Communications Corp., Class A	1,990	18,825
Scholastic Corp.	12,542	427,557
SFX Entertainment, Inc.*	8,316	67,360
Sinclair Broadcast Group, Inc., Class A	25,627	890,538
Sizmek, Inc.*	4,210	40,121
Time, Inc.*	41,265	999,438
World Wrestling Entertainment, Inc., Class A	11,335	135,227

		8,979,123

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	2,721	28,053
Burlington Stores, Inc.*	10,695	340,743
Fred’s, Inc., Class A	14,618	223,509
Tuesday Morning Corp.*	18,351	327,015

		919,320

Specialty Retail (1.8%)
Aeropostale, Inc.*	14,901	52,005
American Eagle Outfitters, Inc.	72,665	815,301
America’s Car-Mart, Inc.*	1,479	58,494
ANN, Inc.*	17,917	737,105
Asbury Automotive Group, Inc.*	11,759	808,314
Barnes & Noble, Inc.*	14,711	335,264
bebe stores, Inc.	9,130	27,847
Big 5 Sporting Goods Corp.	3,461	42,466
Brown Shoe Co., Inc.	19,088	546,108
Buckle, Inc.	10,949	485,698
Build-A-Bear Workshop, Inc.*	2,309	30,848
Cato Corp., Class A	11,477	354,639
Children’s Place, Inc.	8,812	437,340
Christopher & Banks Corp.*	6,891	60,365
Citi Trends, Inc.*	2,927	62,813
Conn’s, Inc.*	10,316	509,507
Container Store Group, Inc.*	6,339	176,097
Destination Maternity Corp.	2,620	59,657
Destination XL Group, Inc.*	6,704	36,939

Express, Inc.*	32,986	$561,752
Finish Line, Inc., Class A	18,087	537,907
Five Below, Inc.*	20,263	808,696
Francesca’s Holdings Corp.*	16,670	245,716
Genesco, Inc.*	8,992	738,513
Group 1 Automotive, Inc.	9,788	825,226
Guess?, Inc.	22,946	619,542
Haverty Furniture Cos., Inc.	6,698	168,321
hhgregg, Inc.*	2,303	23,422
Hibbett Sports, Inc.*	11,370	615,913
Kirkland’s, Inc.*	2,732	50,679
Lithia Motors, Inc., Class A	9,299	874,757
Lumber Liquidators Holdings, Inc.*	10,753	816,690
MarineMax, Inc.*	4,743	79,398
Mattress Firm Holding Corp.*	5,824	278,096
Men’s Wearhouse, Inc.	18,372	1,025,158
Monro Muffler Brake, Inc.	12,309	654,716
New York & Co., Inc.*	5,645	20,830
Office Depot, Inc.*	193,575	1,101,442
Outerwall, Inc.*	8,867	526,256
Pacific Sunwear of California, Inc.*	9,618	22,891
Pep Boys-Manny, Moe & Jack*	23,976	274,765
Pier 1 Imports, Inc.	36,896	568,567
Rent-A-Center, Inc.	21,961	629,842
Restoration Hardware Holdings, Inc.*	12,375	1,151,494
Sears Hometown and Outlet Stores, Inc.*	2,177	46,740
Select Comfort Corp.*	23,736	490,386
Shoe Carnival, Inc.	2,851	58,873
Sonic Automotive, Inc., Class A	18,077	482,294
Sportsman’s Warehouse Holdings, Inc.*	1,807	14,456
Stage Stores, Inc.	13,712	256,277
Stein Mart, Inc.	5,195	72,159
Systemax, Inc.*	6,049	86,924
Tile Shop Holdings, Inc.*	8,071	123,406
Tilly’s, Inc., Class A*	4,349	34,966
Vitamin Shoppe, Inc.*	12,908	555,302
West Marine, Inc.*	3,340	34,268
Winmark Corp.	448	31,194
Zumiez, Inc.*	8,015	221,134

		21,365,775

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.	5,633	465,567
Crocs, Inc.*	33,519	503,791
Culp, Inc.	1,678	29,214
G-III Apparel Group Ltd.*	7,311	597,016
Iconix Brand Group, Inc.*	18,815	807,916
Movado Group, Inc.	7,547	314,483
Oxford Industries, Inc.	6,433	428,888
Perry Ellis International, Inc.*	2,307	40,234
Quiksilver, Inc.*	55,093	197,233
R.G. Barry Corp.	1,934	36,649
Sequential Brands Group, Inc.*	3,158	43,612
Skechers U.S.A., Inc., Class A*	15,880	725,716
Steven Madden Ltd.*	23,163	794,491
Tumi Holdings, Inc.*	20,935	421,422
Unifi, Inc.*	2,764	76,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Vera Bradley, Inc.*	8,922	$195,124
Vince Holding Corp.*	4,708	172,407
Wolverine World Wide, Inc.	39,242	1,022,647

		6,872,503

Total Consumer Discretionary		87,306,402

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,458	772,932
Coca-Cola Bottling Co. Consolidated	980	72,197
Craft Brew Alliance, Inc.*	2,092	23,138
National Beverage Corp.*	4,681	88,564

		956,831

Food & Staples Retailing (0.5%)
Andersons, Inc.	11,285	582,080
Casey’s General Stores, Inc.	14,414	1,013,160
Chefs’ Warehouse, Inc.*	3,387	66,961
Fairway Group Holdings Corp.*	3,482	23,155
Fresh Market, Inc.*	15,965	534,349
Ingles Markets, Inc., Class A	2,473	65,164
Liberator Medical Holdings, Inc.	5,845	21,919
Natural Grocers by Vitamin Cottage, Inc.*	1,648	35,284
Pantry, Inc.*	4,522	73,256
PriceSmart, Inc.	7,899	687,529
Roundy’s, Inc.	7,286	40,146
SpartanNash Co.	15,205	319,457
SUPERVALU, Inc.*	77,623	638,061
Susser Holdings Corp.*	7,377	595,471
United Natural Foods, Inc.*	19,075	1,241,783
Village Super Market, Inc., Class A	1,633	38,588
Weis Markets, Inc.	5,081	232,354

		6,208,717

Food Products (0.9%)
Alico, Inc.	553	20,732
Annie’s, Inc.*	5,608	189,663
B&G Foods, Inc.	20,095	656,906
Boulder Brands, Inc.*	25,361	359,619
Calavo Growers, Inc.	2,519	85,218
Cal-Maine Foods, Inc.	6,923	514,517
Chiquita Brands International, Inc.*	18,800	203,980
Darling Ingredients, Inc.*	65,014	1,358,793
Dean Foods Co.	34,909	614,049
Diamond Foods, Inc.*	10,391	293,026
Farmer Bros Co.*	2,629	56,813
Fresh Del Monte Produce, Inc.	13,537	414,909
Inventure Foods, Inc.*	2,923	32,942
J&J Snack Foods Corp.	5,986	563,402
John B. Sanfilippo & Son, Inc.	1,616	42,775
Lancaster Colony Corp.	7,787	741,011
Lifeway Foods, Inc.*	871	12,177
Limoneira Co.	2,097	46,071
Omega Protein Corp.*	3,953	54,077
Post Holdings, Inc.*	16,490	839,506
Sanderson Farms, Inc.	8,889	864,011

Seaboard Corp.*	91	$274,845
Seneca Foods Corp., Class A*	1,559	47,705
Snyder’s-Lance, Inc.	18,605	492,288
Tootsie Roll Industries, Inc.	9,923	292,133
TreeHouse Foods, Inc.*	14,976	1,199,128

		10,270,296

Household Products (0.1%)
Central Garden & Pet Co., Class A*	10,668	98,146
Harbinger Group, Inc.*	31,038	394,182
Oil-Dri Corp. of America	1,934	59,122
Orchids Paper Products Co.	1,497	47,964
WD-40 Co.	5,976	449,515

		1,048,929

Personal Products (0.1%)
Elizabeth Arden, Inc.*	11,884	254,555
Female Health Co.	3,920	21,599
IGI Laboratories, Inc.*	5,368	28,504
Inter Parfums, Inc.	7,349	217,163
Medifast, Inc.*	2,644	80,404
Nature’s Sunshine Products, Inc.	4,192	71,138
Nutraceutical International Corp.*	1,654	39,465
Revlon, Inc., Class A*	2,651	80,856
Synutra International, Inc.*	3,206	21,512
USANA Health Sciences, Inc.*	1,215	94,940

		910,136

Tobacco (0.1%)
22nd Century Group, Inc.*	7,721	23,703
Alliance One International, Inc.*	24,306	60,765
Universal Corp.	10,077	557,762
Vector Group Ltd.	25,857	534,723

		1,176,953

Total Consumer Staples		20,571,862

Energy (3.6%)
Energy Equipment & Services (1.2%)
Basic Energy Services, Inc.*	11,991	350,377
Bristow Group, Inc.	13,264	1,069,344
C&J Energy Services, Inc.*	19,888	671,817
CARBO Ceramics, Inc.	7,619	1,174,240
CHC Group Ltd.*	9,362	79,015
Dawson Geophysical Co.	1,514	43,376
Era Group, Inc.*	8,641	247,824
Exterran Holdings, Inc.	22,339	1,005,032
Forum Energy Technologies, Inc.*	22,321	813,154
Geospace Technologies Corp.*	5,585	307,622
Glori Energy, Inc.*	2,275	24,706
Gulf Island Fabrication, Inc.	3,453	74,309
Gulfmark Offshore, Inc., Class A	11,405	515,278
Helix Energy Solutions Group, Inc.*	41,192	1,083,762
Hercules Offshore, Inc.*	70,230	282,325
Hornbeck Offshore Services, Inc.*	15,014	704,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

ION Geophysical Corp.*	50,492	$213,076
Key Energy Services, Inc.*	49,177	449,478
Matrix Service Co.*	10,769	353,115
McDermott International, Inc.*	88,850	718,796
Mitcham Industries, Inc.*	2,381	33,286
Natural Gas Services Group, Inc.*	2,349	77,658
Newpark Resources, Inc.*	39,620	493,665
North Atlantic Drilling Ltd.	27,502	292,071
Nuverra Environmental Solutions, Inc.*	5,352	107,629
Parker Drilling Co.*	54,473	355,164
PHI, Inc. (Non-Voting)*	5,286	235,597
Pioneer Energy Services Corp.*	23,488	411,980
Profire Energy, Inc.*	2,505	11,298
RigNet, Inc.*	6,058	326,042
SEACOR Holdings, Inc.*	8,693	714,999
Tesco Corp.	14,025	299,293
TETRA Technologies, Inc.*	33,675	396,691
Vantage Drilling Co.*	56,560	108,595
Willbros Group, Inc.*	12,686	156,672

		14,201,743

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	34,068	213,266
Adams Resources & Energy, Inc.	410	32,033
Alon USA Energy, Inc.	9,308	115,792
Alpha Natural Resources, Inc.*	94,375	350,131
American Eagle Energy Corp.*	5,694	34,107
Amyris, Inc.*	5,273	19,668
Apco Oil and Gas International, Inc.*	10,326	149,004
Approach Resources, Inc.*	14,312	325,312
Arch Coal, Inc.	93,345	340,709
Ardmore Shipping Corp.	3,347	46,289
Bill Barrett Corp.*	18,574	497,412
Bonanza Creek Energy, Inc.*	13,181	753,821
BPZ Resources, Inc.*	22,118	68,123
Callon Petroleum Co.*	7,673	89,390
Carrizo Oil & Gas, Inc.*	17,498	1,211,911
Clayton Williams Energy, Inc.*	2,310	317,325
Clean Energy Fuels Corp.*	27,462	321,855
Cloud Peak Energy, Inc.*	23,494	432,759
Comstock Resources, Inc.	18,417	531,146
Contango Oil & Gas Co.*	6,593	278,950
Delek U.S. Holdings, Inc.	22,167	625,774
DHT Holdings, Inc.	13,037	93,866
Diamondback Energy, Inc.*	14,274	1,267,531
Dorian LPG Ltd.*	1,379	31,703
Emerald Oil, Inc.*	10,789	82,536
Energy XXI Bermuda Ltd.	37,741	891,820
Equal Energy Ltd.	6,931	37,566
Evolution Petroleum Corp.	3,679	40,285
EXCO Resources, Inc.	60,863	358,483
Forest Oil Corp.*	22,450	51,186
Frontline Ltd.*	12,470	36,412
FX Energy, Inc.*	10,191	36,790
GasLog Ltd.	15,726	501,502
Gastar Exploration, Inc.*	22,087	192,378
Goodrich Petroleum Corp.*	12,651	349,168

Green Plains, Inc.	12,046	$395,952
Halcon Resources Corp.*	98,408	717,394
Hallador Energy Co.	5,352	50,790
Harvest Natural Resources, Inc.*	7,872	39,281
Isramco, Inc.*	163	20,721
Jones Energy, Inc., Class A*	3,123	64,022
Knightsbridge Tankers Ltd.	11,983	170,039
Kodiak Oil & Gas Corp.*	101,828	1,481,597
Magnum Hunter Resources Corp.*	75,451	618,698
Matador Resources Co.*	27,414	802,682
Midstates Petroleum Co., Inc.*	6,997	50,588
Miller Energy Resources, Inc.*	5,599	35,834
Navios Maritime Acq Corp.	19,165	71,102
Nordic American Tankers Ltd.	28,839	274,836
Northern Oil and Gas, Inc.*	22,872	372,585
Pacific Ethanol, Inc.*	3,816	58,347
Panhandle Oil and Gas, Inc., Class A	2,221	124,443
Parsley Energy, Inc., Class A*	16,109	387,744
PDC Energy, Inc.*	14,156	893,951
Penn Virginia Corp.*	24,560	416,292
PetroQuest Energy, Inc.*	11,032	82,961
Quicksilver Resources, Inc.*	55,459	148,076
Renewable Energy Group, Inc.*	6,496	74,509
Resolute Energy Corp.*	27,864	240,745
REX American Resources Corp.*	2,482	181,955
Rex Energy Corp.*	17,350	307,269
Ring Energy, Inc.*	3,492	60,935
Rosetta Resources, Inc.*	23,921	1,312,067
RSP Permian, Inc.*	8,651	280,638
Sanchez Energy Corp.*	17,103	642,902
Scorpio Tankers, Inc.	76,280	775,768
SemGroup Corp., Class A	16,331	1,287,699
Ship Finance International Ltd.	22,927	426,213
Solazyme, Inc.*	28,404	334,599
Stone Energy Corp.*	21,373	1,000,043
Swift Energy Co.*	19,634	254,849
Synergy Resources Corp.*	22,536	298,602
Teekay Tankers Ltd., Class A	11,553	49,562
TransAtlantic Petroleum Ltd.*	4,220	48,066
Triangle Petroleum Corp.*	27,450	322,538
VAALCO Energy, Inc.*	20,625	149,119
Vertex Energy, Inc.*	2,217	21,527
W&T Offshore, Inc.	15,029	246,025
Warren Resources, Inc.*	14,091	87,364
Western Refining, Inc.	22,023	826,964
Westmoreland Coal Co.*	4,108	149,038

		27,382,934

Total Energy		41,584,677

Financials (13.0%)
Banks (4.0%)
1st Source Corp.	3,910	119,724
1st United Bancorp, Inc./Florida	8,547	73,675
American National Bankshares, Inc.	1,522	33,073
Ameris Bancorp*	9,777	210,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ames National Corp.	1,578	$36,515
Arrow Financial Corp.	3,863	100,206
Banc of California, Inc.	5,547	60,462
BancFirst Corp.	1,356	83,936
Banco Latinoamericano de Comercio Exterior S.A., Class E	11,503	341,294
Bancorp, Inc./Delaware*	13,380	159,356
BancorpSouth, Inc.	37,307	916,633
Bank of Kentucky Financial Corp.	1,201	41,783
Bank of Marin Bancorp/California	1,118	50,970
Bank of the Ozarks, Inc.	27,470	918,872
Banner Corp.	7,894	312,839
BBCN Bancorp, Inc.	34,115	544,134
BNC Bancorp	3,735	63,756
Boston Private Financial Holdings, Inc.	35,497	477,080
Bridge Bancorp, Inc.	2,149	51,555
Bridge Capital Holdings*	1,907	46,168
Bryn Mawr Bank Corp.	5,761	167,760
Camden National Corp.	1,863	72,210
Capital Bank Financial Corp., Class A*	8,809	207,981
Capital City Bank Group, Inc.	9,334	135,623
Cardinal Financial Corp.	12,883	237,820
Cascade Bancorp*	18,722	97,542
Cathay General Bancorp	30,921	790,341
Center Bancorp, Inc.*	3,008	82,188
Centerstate Banks, Inc.	6,689	74,917
Central Pacific Financial Corp.	3,226	64,036
Century Bancorp, Inc./Massachusetts, Class A	707	24,985
Chemical Financial Corp.	11,842	332,523
Citizens & Northern Corp.	2,315	45,119
City Holding Co.	6,357	286,828
CNB Financial Corp./Pennsylvania	2,732	45,898
CoBiz Financial, Inc.	6,801	73,247
Columbia Banking System, Inc.	23,107	607,945
Community Bank System, Inc.	16,427	594,657
Community Trust Bancorp, Inc.	7,644	261,578
CommunityOne Bancorp*	4,323	41,933
CU Bancorp*	1,927	36,748
Customers Bancorp, Inc.*	4,819	96,428
CVB Financial Corp.	42,037	673,853
Eagle Bancorp, Inc.*	9,466	319,478
Enterprise Bancorp, Inc./Massachusetts	1,372	28,304
Enterprise Financial Services Corp.	3,748	67,689
F.N.B. Corp./Pennsylvania	65,978	845,838
Fidelity Southern Corp.	3,110	40,399
Financial Institutions, Inc.	2,576	60,330
First Bancorp, Inc./Maine	3,527	61,581
First Bancorp/North Carolina	3,730	68,446
First BanCorp/Puerto Rico*	38,884	211,529
First Busey Corp.	13,693	79,556
First Business Financial Services, Inc.	738	34,708

First Citizens BancShares, Inc./North Carolina, Class A	2,822	$691,390
First Commonwealth Financial Corp.	35,162	324,194
First Community Bancshares, Inc./Virginia	3,206	45,942
First Connecticut Bancorp, Inc./Connecticut	3,521	56,512
First Financial Bancorp	25,633	441,144
First Financial Bankshares, Inc.	24,750	776,408
First Financial Corp./Indiana	2,689	86,559
First Interstate BancSystem, Inc.	5,102	138,672
First Merchants Corp.	14,016	296,298
First Midwest Bancorp, Inc./Illinois	33,138	564,340
First NBC Bank Holding Co.*	2,810	94,163
First of Long Island Corp.	1,538	60,105
FirstMerit Corp.	64,635	1,276,541
Flushing Financial Corp.	13,113	269,472
German American Bancorp, Inc.	2,504	67,808
Glacier Bancorp, Inc.	28,616	812,122
Great Southern Bancorp, Inc.	3,791	121,502
Guaranty Bancorp	2,822	39,226
Hampton Roads Bankshares, Inc.*	6,714	11,615
Hancock Holding Co.	30,800	1,087,856
Hanmi Financial Corp.	15,134	319,025
Heartland Financial USA, Inc.	4,723	116,800
Heritage Commerce Corp.	4,074	33,285
Heritage Financial Corp./Washington	5,664	91,134
Heritage Oaks Bancorp*	4,174	31,848
Home BancShares, Inc./Arkansas	19,312	633,820
HomeTrust Bancshares, Inc.*	3,930	61,976
Horizon Bancorp/Indiana	1,714	37,434
Hudson Valley Holding Corp.	3,765	67,958
Iberiabank Corp.	12,424	859,617
Independent Bank Corp./Michigan	13,240	414,478
Independent Bank Group, Inc.	1,715	95,474
International Bancshares Corp.	23,820	643,140
Investors Bancorp, Inc.	133,864	1,479,197
Lakeland Bancorp, Inc.	8,413	90,860
Lakeland Financial Corp.	6,499	248,002
Macatawa Bank Corp.	4,902	24,853
MainSource Financial Group, Inc.	7,025	121,181
MB Financial, Inc.	22,473	607,895
Mercantile Bank Corp.	3,133	71,683
Merchants Bancshares, Inc./Vermont	981	31,372
Metro Bancorp, Inc.*	2,668	61,684
MidSouth Bancorp, Inc.	5,673	112,836
MidWestOne Financial Group, Inc.	1,288	30,899
National Bank Holdings Corp., Class A	20,320	405,181
National Bankshares, Inc./Virginia	1,393	43,030

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

National Penn Bancshares, Inc.	45,795	$484,511
NBT Bancorp, Inc.	19,022	456,908
NewBridge Bancorp*	6,298	50,762
Northrim BanCorp, Inc.	1,270	32,474
OFG Bancorp	21,927	403,676
Old Line Bancshares, Inc.	1,544	24,333
Old National Bancorp/Indiana	40,342	576,084
OmniAmerican Bancorp, Inc.	2,244	56,100
Opus Bank*	942	27,375
Pacific Continental Corp.	3,344	45,913
Pacific Premier Bancorp, Inc.*	3,221	45,384
Palmetto Bancshares, Inc.*	803	11,555
Park National Corp.	5,465	421,898
Park Sterling Corp.	8,449	55,679
Peapack-Gladstone Financial Corp.	2,307	48,931
Penns Woods Bancorp, Inc.	1,048	49,361
Peoples Bancorp, Inc./Ohio	2,480	65,596
Peoples Financial Services Corp.	1,405	72,203
Pinnacle Financial Partners, Inc.	13,842	546,482
Preferred Bank/California*	2,242	53,001
PrivateBancorp, Inc.	27,823	808,536
Prosperity Bancshares, Inc.	25,323	1,585,220
Renasant Corp.	12,653	367,823
Republic Bancorp, Inc./Kentucky, Class A	4,192	99,434
Republic First Bancorp, Inc.*	5,771	29,086
S&T Bancorp, Inc.	12,414	308,488
Sandy Spring Bancorp, Inc.	9,853	245,438
Seacoast Banking Corp. of Florida*	3,644	39,610
ServisFirst Bancshares, Inc.*	121	10,458
Sierra Bancorp	8,401	132,736
Simmons First National Corp., Class A	7,489	294,992
South State Corp.	9,418	574,498
Southside Bancshares, Inc.	6,495	188,095
Southwest Bancorp, Inc./Oklahoma	6,236	106,386
Square 1 Financial, Inc., Class A*	1,119	21,272
State Bank Financial Corp.	15,108	255,476
Sterling Bancorp/Delaware	33,761	405,132
Stock Yards Bancorp, Inc.	3,710	110,929
Stonegate Bank	1,869	47,099
Suffolk Bancorp*	2,922	65,190
Sun Bancorp, Inc./New Jersey*	7,956	31,904
Susquehanna Bancshares, Inc.	70,172	741,016
Talmer Bancorp, Inc., Class A*	3,488	48,100
Taylor Capital Group, Inc.*	5,809	124,196
Texas Capital Bancshares, Inc.*	16,096	868,379
Tompkins Financial Corp.	6,201	298,764
TowneBank/Virginia	6,663	104,676
Trico Bancshares	3,035	70,230
Tristate Capital Holdings, Inc.*	4,146	58,583
Trustmark Corp.	27,712	684,209
UMB Financial Corp.	15,158	960,866
Umpqua Holdings Corp.	62,228	1,115,126
Union Bankshares Corp.	19,375	496,969
United Bankshares, Inc./West Virginia	25,417	821,732

United Community Banks, Inc./Georgia	19,624	$321,245
Univest Corp. of Pennsylvania	3,174	65,702
Valley National Bancorp	74,618	739,464
VantageSouth Bancshares, Inc.*	3,920	23,324
ViewPoint Financial Group, Inc.	15,131	407,175
Washington Trust Bancorp, Inc.	5,657	208,008
Webster Financial Corp.	36,612	1,154,742
WesBanco, Inc.	9,848	305,682
West Bancorp, Inc.	2,986	45,477
Westamerica Bancorp	10,915	570,636
Western Alliance Bancorp*	28,238	672,064
Wilshire Bancorp, Inc.	29,076	298,611
Wintrust Financial Corp.	17,892	823,032
Yadkin Financial Corp.*	2,625	49,455

		46,842,863

Capital Markets (0.9%)
Arlington Asset Investment Corp., Class A	7,232	197,651
BGC Partners, Inc., Class A	62,902	467,991
Calamos Asset Management, Inc., Class A	3,229	43,236
CIFC Corp.	1,236	11,136
Cohen & Steers, Inc.	7,541	327,129
CorEnergy Infrastructure Trust, Inc. (REIT)	5,805	43,015
Cowen Group, Inc., Class A*	29,059	122,629
Diamond Hill Investment Group, Inc.	538	68,713
Evercore Partners, Inc., Class A	13,455	775,546
FBR & Co.*	2,102	57,027
Financial Engines, Inc.	20,598	932,677
FXCM, Inc., Class A	15,977	239,016
GAMCO Investors, Inc., Class A	2,434	202,144
GFI Group, Inc.	18,104	60,105
Greenhill & Co., Inc.	10,926	538,106
HFF, Inc., Class A	12,491	464,540
ICG Group, Inc.*	17,269	360,577
INTL FCStone, Inc.*	3,265	65,039
Investment Technology Group, Inc.*	17,624	297,493
Janus Capital Group, Inc.	63,783	796,012
KCG Holdings, Inc., Class A*	19,832	235,604
Ladenburg Thalmann Financial Services, Inc.*	41,340	130,221
Manning & Napier, Inc.	2,915	50,313
Marcus & Millichap, Inc.*	1,513	38,597
Moelis & Co.*	1,390	46,718
Oppenheimer Holdings, Inc., Class A	2,043	49,012
Piper Jaffray Cos.*	6,883	356,333
Pzena Investment Management, Inc., Class A	4,812	53,702
RCS Capital Corp., Class A	776	16,474
Safeguard Scientifics, Inc.*	3,923	81,559
Silvercrest Asset Management Group, Inc., Class A	1,063	18,294
Stifel Financial Corp.*	25,226	1,194,451
SWS Group, Inc.*	6,032	43,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Virtus Investment Partners, Inc.*	2,685	$568,549
Walter Investment Management Corp.*	16,068	478,505
Westwood Holdings Group, Inc.	2,193	131,668
WisdomTree Investments, Inc.*	44,183	546,102

		10,109,797

Consumer Finance (0.4%)
Cash America International, Inc.	11,090	492,729
Consumer Portfolio Services, Inc.*	3,940	30,023
Credit Acceptance Corp.*	3,235	398,228
Encore Capital Group, Inc.*	10,450	474,639
Ezcorp, Inc., Class A*	23,152	267,406
First Cash Financial Services, Inc.*	12,555	723,042
Green Dot Corp., Class A*	10,872	206,351
JGWPT Holdings, Inc., Class A*	2,338	26,326
Nelnet, Inc., Class A	7,738	320,585
Nicholas Financial, Inc.	1,908	27,399
Portfolio Recovery Associates, Inc.*	19,695	1,172,443
Regional Management Corp.*	2,004	31,002
Springleaf Holdings, Inc.*	11,534	299,307
World Acceptance Corp.*	3,329	252,871

		4,722,351

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	4,314	33,951
MarketAxess Holdings, Inc.	14,683	793,763
Marlin Business Services Corp.	1,637	29,777
NewStar Financial, Inc.*	9,424	132,501
PHH Corp.*	24,402	560,758
PICO Holdings, Inc.*	10,526	250,098
Resource America, Inc., Class A	2,419	22,618
Tiptree Financial, Inc. (REIT), Class A	1,528	13,294

		1,836,760

Insurance (1.5%)
Ambac Financial Group, Inc.*	19,059	520,501
American Equity Investment Life Holding Co.	29,765	732,219
AMERISAFE, Inc.	8,553	347,851
AmTrust Financial Services, Inc.	11,692	488,843
Argo Group International Holdings Ltd.	11,301	577,594
Atlas Financial Holdings, Inc.*	2,168	32,867
Baldwin & Lyons, Inc., Class B	2,661	69,026
Citizens, Inc./Texas*	11,431	84,589
CNO Financial Group, Inc.	85,998	1,530,764
Crawford & Co., Class B	5,337	53,797
Donegal Group, Inc., Class A	6,019	92,091
eHealth, Inc.*	8,277	314,278
EMC Insurance Group, Inc.	3,555	109,423
Employers Holdings, Inc.	13,340	282,541
Enstar Group Ltd.*	3,180	479,321
FBL Financial Group, Inc., Class A	2,765	127,190
Federated National Holding Co.	2,127	54,239

Fidelity & Guaranty Life	2,133	$51,064
First American Financial Corp.	39,939	1,109,905
Global Indemnity plc*	3,686	95,799
Greenlight Capital Reinsurance Ltd., Class A*	12,861	423,641
Hallmark Financial Services, Inc.*	6,242	67,102
HCI Group, Inc.	1,699	68,979
Heritage Insurance Holdings, Inc.*	1,289	19,606
Hilltop Holdings, Inc.*	27,627	587,350
Horace Mann Educators Corp.	15,190	474,991
Independence Holding Co.	1,507	21,294
Infinity Property & Casualty Corp.	5,751	386,640
Kansas City Life Insurance Co.	2,221	101,011
Kemper Corp.	17,320	638,415
Maiden Holdings Ltd.	19,539	236,227
Meadowbrook Insurance Group, Inc.	9,502	68,319
Montpelier Reinsurance Holdings Ltd.	16,224	518,357
National General Holdings Corp.	13,288	231,211
National Interstate Corp.	1,304	36,538
National Western Life Insurance Co., Class A	725	180,822
Navigators Group, Inc.*	5,379	360,662
OneBeacon Insurance Group Ltd., Class A	5,159	80,171
Phoenix Cos., Inc.*	1,082	52,358
Platinum Underwriters Holdings Ltd.	10,418	675,607
Primerica, Inc.	21,594	1,033,273
RLI Corp.	18,012	824,589
Safety Insurance Group, Inc.	5,309	272,776
Selective Insurance Group, Inc.	24,721	611,103
State Auto Financial Corp.	7,130	167,056
Stewart Information Services Corp.	10,370	321,574
Symetra Financial Corp.	28,203	641,336
Third Point Reinsurance Ltd.*	21,178	323,176
United Fire Group, Inc.	10,049	294,637
United Insurance Holdings Corp.	3,115	53,765
Universal Insurance Holdings, Inc.	5,844	75,797

		17,002,285

Real Estate Investment Trusts (REITs) (4.7%)
Acadia Realty Trust (REIT)	24,119	677,503
AG Mortgage Investment Trust, Inc. (REIT)	11,021	208,627
Agree Realty Corp. (REIT)	2,912	88,030
Alexander’s, Inc. (REIT)	944	348,780
Altisource Residential Corp. (REIT)	22,023	573,259
American Assets Trust, Inc. (REIT)	15,477	534,730
American Capital Mortgage Investment Corp. (REIT)	19,251	385,405

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

American Realty Capital Healthcare Trust, Inc. (REIT)	63,368	$690,077
American Residential Properties, Inc. (REIT)*	12,259	229,856
AmREIT, Inc. (REIT)	3,861	70,656
Anworth Mortgage Asset Corp. (REIT)	55,982	288,867
Apollo Commercial Real Estate Finance, Inc. (REIT)	16,426	270,865
Apollo Residential Mortgage, Inc. (REIT)	12,380	206,994
Ares Commercial Real Estate Corp. (REIT)	5,271	65,413
Armada Hoffler Properties, Inc. (REIT)	3,821	36,987
ARMOUR Residential REIT, Inc. (REIT)	133,976	580,116
Ashford Hospitality Prime, Inc. (REIT)	3,507	60,180
Ashford Hospitality Trust, Inc. (REIT)	25,895	298,828
Associated Estates Realty Corp. (REIT)	22,177	399,630
Aviv REIT, Inc. (REIT)	7,499	211,247
Campus Crest Communities, Inc. (REIT)	27,981	242,315
Capstead Mortgage Corp. (REIT)	40,493	532,483
CareTrust REIT, Inc. (REIT)*	8,414	166,597
CatchMark Timber Trust, Inc. (REIT), Class A	2,512	34,339
Cedar Realty Trust, Inc. (REIT)	15,085	94,281
Chambers Street Properties (REIT)	92,069	740,235
Chatham Lodging Trust (REIT)	10,888	238,447
Chesapeake Lodging Trust (REIT)	19,428	587,308
Colony Financial, Inc. (REIT)	33,617	780,587
CoreSite Realty Corp. (REIT)	10,360	342,605
Cousins Properties, Inc. (REIT)	77,651	966,755
CubeSmart (REIT)	58,087	1,064,154
CyrusOne, Inc. (REIT)	3,627	90,312
CYS Investments, Inc. (REIT)	60,734	547,821
DCT Industrial Trust, Inc. (REIT)	128,551	1,055,404
DiamondRock Hospitality Co. (REIT)	75,881	972,794
DuPont Fabros Technology, Inc. (REIT)	24,757	667,449
Dynex Capital, Inc. (REIT)	10,549	93,359
EastGroup Properties, Inc. (REIT)	12,865	826,319
Education Realty Trust, Inc. (REIT)	50,155	538,665
Empire State Realty Trust, Inc. (REIT), Class A	34,122	563,013
EPR Properties (REIT)	21,150	1,181,650
Equity One, Inc. (REIT)	27,015	637,284
Excel Trust, Inc. (REIT)	20,738	276,438
FelCor Lodging Trust, Inc. (REIT)	52,113	547,708

First Industrial Realty Trust, Inc. (REIT)	45,520	$857,597
First Potomac Realty Trust (REIT)	24,268	318,396
Franklin Street Properties Corp. (REIT)	34,878	438,765
Geo Group, Inc. (REIT)	29,694	1,060,967
Getty Realty Corp. (REIT)	7,915	151,018
Gladstone Commercial Corp. (REIT)	3,050	54,503
Glimcher Realty Trust (REIT)	60,286	652,897
Government Properties Income Trust (REIT)	23,326	592,247
Gramercy Property Trust, Inc. (REIT)	44,148	267,095
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,058	58,192
Hatteras Financial Corp. (REIT)	36,041	713,972
Healthcare Realty Trust, Inc. (REIT)	39,189	996,184
Hersha Hospitality Trust (REIT)	86,466	580,187
Highwoods Properties, Inc. (REIT)#	34,510	1,447,694
Hudson Pacific Properties, Inc. (REIT)	20,031	507,586
Inland Real Estate Corp. (REIT)	35,909	381,713
Invesco Mortgage Capital, Inc. (REIT)	50,222	871,854
Investors Real Estate Trust (REIT)	41,175	379,222
iStar Financial, Inc. (REIT)*	33,357	499,688
Kite Realty Group Trust (REIT)	44,383	272,512
LaSalle Hotel Properties (REIT)	40,264	1,420,917
Lexington Realty Trust (REIT)	76,435	841,549
LTC Properties, Inc. (REIT)	15,094	589,270
Mack-Cali Realty Corp. (REIT)	33,216	713,480
Medical Properties Trust, Inc. (REIT)	66,845	885,028
Monmouth Real Estate Investment Corp. (REIT), Class A	21,004	210,880
National Health Investors, Inc. (REIT)	12,795	800,455
New Residential Investment Corp. (REIT)	113,706	716,348
New York Mortgage Trust, Inc. (REIT)	32,194	251,435
New York REIT, Inc. (REIT)	65,978	729,717
One Liberty Properties, Inc. (REIT)	4,624	98,676
Owens Realty Mortgage, Inc. (REIT)	2,052	39,911
Parkway Properties, Inc./Maryland (REIT)	26,683	551,004
Pebblebrook Hotel Trust (REIT)	24,240	895,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Pennsylvania Real Estate Investment Trust (REIT)	26,767	$503,755
PennyMac Mortgage Investment Trust (REIT)	28,570	626,826
Physicians Realty Trust (REIT)	6,546	94,197
Potlatch Corp. (REIT)	15,896	658,094
PS Business Parks, Inc. (REIT)	8,145	680,026
QTS Realty Trust, Inc. (REIT), Class A	2,350	67,280
RAIT Financial Trust (REIT)	29,702	245,636
Ramco-Gershenson Properties Trust (REIT)	27,713	460,590
Redwood Trust, Inc. (REIT)	35,082	683,047
Resource Capital Corp. (REIT)	55,139	310,433
Retail Opportunity Investments Corp. (REIT)	29,231	459,804
Rexford Industrial Realty, Inc. (REIT)	5,542	78,918
RLJ Lodging Trust (REIT)	49,765	1,437,711
Rouse Properties, Inc. (REIT)	13,930	238,342
Ryman Hospitality Properties, Inc. (REIT)	16,335	786,530
Sabra Health Care REIT, Inc. (REIT)	17,892	513,679
Saul Centers, Inc. (REIT)	1,897	92,194
Select Income REIT (REIT)	13,789	408,706
Silver Bay Realty Trust Corp. (REIT)	13,407	218,802
Sovran Self Storage, Inc. (REIT)	12,398	957,745
STAG Industrial, Inc. (REIT)	17,951	431,003
Strategic Hotels & Resorts, Inc. (REIT)*	92,579	1,084,100
Summit Hotel Properties, Inc. (REIT)	29,223	309,764
Sun Communities, Inc. (REIT)	16,582	826,447
Sunstone Hotel Investors, Inc. (REIT)	75,063	1,120,691
Terreno Realty Corp. (REIT)	12,469	241,026
Trade Street Residential, Inc. (REIT)	3,521	26,372
UMH Properties, Inc. (REIT)	4,626	46,399
Universal Health Realty Income Trust (REIT)	3,681	160,050
Urstadt Biddle Properties, Inc. (REIT), Class A	7,860	164,117
Washington Real Estate Investment Trust (REIT)	25,706	667,842
Western Asset Mortgage Capital Corp. (REIT)	15,557	220,443
Whitestone REIT (REIT)	4,335	64,635
Winthrop Realty Trust (REIT)	13,753	211,109

		54,957,554

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	19,538	809,850
Altisource Asset Management Corp.*	566	409,252
Altisource Portfolio Solutions S.A.*	5,447	624,117
AV Homes, Inc.*	5,282	86,361

Consolidated-Tomoka Land Co.	1,871	$85,879
Forestar Group, Inc.*	16,632	317,505
Kennedy-Wilson Holdings, Inc.	26,813	719,125
RE/MAX Holdings, Inc., Class A	2,025	59,920
St. Joe Co.*	18,845	479,228
Tejon Ranch Co.*	4,176	134,425

		3,725,662

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	37,736	507,549
Bank Mutual Corp.	11,642	67,524
BankFinancial Corp.	3,740	41,738
BBX Capital Corp., Class A*	1,614	29,052
Beneficial Mutual Bancorp, Inc.*	6,485	87,937
Berkshire Hills Bancorp, Inc.	10,689	248,199
BofI Holding, Inc.*	5,476	402,322
Brookline Bancorp, Inc.	36,248	339,644
Capitol Federal Financial, Inc.	53,564	651,338
Charter Financial Corp./Maryland	4,358	48,374
Clifton Bancorp, Inc.	7,221	91,490
Dime Community Bancshares, Inc.	14,300	225,797
ESB Financial Corp.	2,673	34,589
Essent Group Ltd.*	15,545	312,299
EverBank Financial Corp.	36,349	732,796
Federal Agricultural Mortgage Corp., Class C	1,937	60,202
First Defiance Financial Corp.	1,809	51,918
First Financial Northwest, Inc.	2,830	30,762
Flagstar Bancorp, Inc.*	3,788	68,563
Fox Chase Bancorp, Inc.	8,063	135,942
Franklin Financial Corp./Virginia*	2,928	63,538
Home Loan Servicing Solutions Ltd.	29,828	677,990
HomeStreet, Inc.	2,775	50,977
Kearny Financial Corp.*	7,892	119,485
Ladder Capital Corp., Class A*	2,862	51,716
Meridian Interstate Bancorp, Inc.*	2,362	60,656
Meta Financial Group, Inc.	1,171	46,840
MGIC Investment Corp.*	129,314	1,194,861
NASB Financial, Inc.	700	16,555
NMI Holdings, Inc., Class A*	18,892	198,366
Northfield Bancorp, Inc.	24,018	314,876
Northwest Bancshares, Inc.	36,019	488,778
OceanFirst Financial Corp.	3,240	53,654
Oritani Financial Corp.	22,826	351,292
PennyMac Financial Services, Inc., Class A*	2,508	38,096
Provident Financial Services, Inc.	27,301	472,853
Radian Group, Inc.	70,912	1,050,207
Stonegate Mortgage Corp.*	2,686	37,470
Territorial Bancorp, Inc.	1,693	35,350
Tree.com, Inc.*	1,236	36,017
TrustCo Bank Corp.	44,256	295,630
United Community Financial Corp./Ohio*	9,729	40,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

United Financial Bancorp, Inc.	20,110	$272,490
Walker & Dunlop, Inc.*	3,481	49,117
Washington Federal, Inc.	37,809	848,056
Waterstone Financial, Inc.	6,455	73,651
WSFS Financial Corp.	3,570	263,002

		11,369,739

Total Financials		150,567,011

Health Care (7.5%)
Biotechnology (2.8%)
ACADIA Pharmaceuticals, Inc.*	31,547	712,647
Acceleron Pharma, Inc.*	6,197	210,512
Achillion Pharmaceuticals, Inc.*	36,278	274,624
Acorda Therapeutics, Inc.*	18,119	610,791
Actinium Pharmaceuticals, Inc.*	3,693	26,663
Adamas Pharmaceuticals, Inc.*	538	9,835
Aegerion Pharmaceuticals, Inc.*	11,355	364,382
Agenus, Inc.*	11,673	37,587
Agios Pharmaceuticals, Inc.*	5,054	231,574
Akebia Therapeutics, Inc.*	2,670	74,199
Alder Biopharmaceuticals, Inc.*	3,599	72,232
AMAG Pharmaceuticals, Inc.*	4,185	86,713
Anacor Pharmaceuticals, Inc.*	11,199	198,558
Applied Genetic Technologies Corp.*	909	20,998
Arena Pharmaceuticals, Inc.*	95,930	562,150
ARIAD Pharmaceuticals, Inc.*	61,648	392,698
Array BioPharma, Inc.*	45,988	209,705
Arrowhead Research Corp.*	19,368	277,156
Auspex Pharmaceuticals, Inc.*	2,570	57,234
BioCryst Pharmaceuticals, Inc.*	26,184	333,846
BioSpecifics Technologies Corp.*	680	18,333
BioTime, Inc.*	16,946	51,685
Bluebird Bio, Inc.*	7,087	273,346
Cara Therapeutics, Inc.*	1,043	17,752
Celldex Therapeutics, Inc.*	36,908	602,339
Cellular Dynamics International, Inc.*	1,813	26,415
Cepheid, Inc.*	26,669	1,278,512
Chelsea Therapeutics International Ltd.*†(b)	15,200	1,216
ChemoCentryx, Inc.*	5,127	29,993
Chimerix, Inc.*	10,071	220,958
Clovis Oncology, Inc.*	8,249	341,591
CTI BioPharma Corp.*	51,216	143,917
Cytokinetics, Inc.*	6,353	30,367
Cytori Therapeutics, Inc.*	12,561	30,021
CytRx Corp.*	10,488	43,840
Dendreon Corp.*	62,375	143,462
Dicerna Pharmaceuticals, Inc.*	681	15,370
Durata Therapeutics, Inc.*	2,929	49,881
Dyax Corp.*	53,242	511,123
Dynavax Technologies Corp.*	102,756	164,410
Eleven Biotherapeutics, Inc.*	871	11,480
Emergent Biosolutions, Inc.*	11,067	248,565
Enanta Pharmaceuticals, Inc.*	3,847	165,690
Epizyme, Inc.*	4,406	137,115
Esperion Therapeutics, Inc.*	870	13,781
Exact Sciences Corp.*	32,925	560,713

Exelixis, Inc.*	82,663	$280,228
Five Prime Therapeutics, Inc.*	3,237	50,335
Flexion Therapeutics, Inc.*	864	11,647
Foundation Medicine, Inc.*	6,527	175,968
Galectin Therapeutics, Inc.*	3,382	46,705
Galena Biopharma, Inc.*	22,279	68,174
Genocea Biosciences, Inc.*	744	13,950
Genomic Health, Inc.*	7,666	210,048
Geron Corp.*	29,596	95,003
Halozyme Therapeutics, Inc.*	37,839	373,849
Heron Therapeutics, Inc.*	3,642	44,869
Hyperion Therapeutics, Inc.*	3,761	98,162
Idenix Pharmaceuticals, Inc.*	43,943	1,059,026
Idera Pharmaceuticals, Inc.*	11,296	32,758
ImmunoGen, Inc.*	37,850	448,522
Immunomedics, Inc.*	36,681	133,886
Infinity Pharmaceuticals, Inc.*	20,549	261,794
Inovio Pharmaceuticals, Inc.*	22,520	243,441
Insmed, Inc.*	13,897	277,662
Insys Therapeutics, Inc.*	5,179	161,740
InterMune, Inc.*	37,597	1,659,909
Intrexon Corp.*	13,306	334,380
Ironwood Pharmaceuticals, Inc.*	44,703	685,297
Isis Pharmaceuticals, Inc.*	44,900	1,546,805
Karyopharm Therapeutics, Inc.*	4,633	215,666
Keryx Biopharmaceuticals, Inc.*	37,437	575,781
Kindred Biosciences, Inc.*	1,952	36,385
KYTHERA Biopharmaceuticals, Inc.*	5,576	213,951
Lexicon Pharmaceuticals, Inc.*	92,904	149,575
Ligand Pharmaceuticals, Inc.*	7,905	492,402
MacroGenics, Inc.*	7,857	170,733
MannKind Corp.*	85,234	936,722
Merrimack Pharmaceuticals, Inc.*	37,918	276,422
MiMedx Group, Inc.*	37,657	266,988
Mirati Therapeutics, Inc.*	1,338	26,760
Momenta Pharmaceuticals, Inc.*	19,662	237,517
NanoViricides, Inc.*	7,511	31,772
Navidea Biopharmaceuticals, Inc.*	28,275	41,847
NeoStem, Inc.*	4,434	28,910
Neuralstem, Inc.*	12,906	54,463
Neurocrine Biosciences, Inc.*	27,616	409,821
NewLink Genetics Corp.*	7,132	189,355
Northwest Biotherapeutics, Inc.*	6,687	44,870
Novavax, Inc.*	80,618	372,455
NPS Pharmaceuticals, Inc.*	40,277	1,331,155
Ohr Pharmaceutical, Inc.*	3,949	37,555
OncoMed Pharmaceuticals, Inc.*	4,070	94,831
Oncothyreon, Inc.*	13,235	42,881
Ophthotech Corp.*	5,215	220,647
OPKO Health, Inc.*	79,633	703,956
Orexigen Therapeutics, Inc.*	40,396	249,647
Organovo Holdings, Inc.*	21,653	180,803
Osiris Therapeutics, Inc.*	5,064	79,100
OvaScience, Inc.*	2,890	26,501
PDL BioPharma, Inc.	63,085	610,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Peregrine Pharmaceuticals, Inc.*	33,146	$62,314
Portola Pharmaceuticals, Inc.*	13,746	401,108
Progenics Pharmaceuticals, Inc.*	13,219	56,974
Prothena Corp. plc*	8,225	185,474
PTC Therapeutics, Inc.*	8,280	216,439
Puma Biotechnology, Inc.*	8,777	579,282
Raptor Pharmaceutical Corp.*	24,705	285,343
Receptos, Inc.*	5,808	247,421
Regado Biosciences, Inc.*	2,882	19,569
Regulus Therapeutics, Inc.*	2,564	20,615
Repligen Corp.*	12,195	277,924
Retrophin, Inc.*	4,008	47,054
Rigel Pharmaceuticals, Inc.*	16,833	61,104
Sangamo BioSciences, Inc.*	24,707	377,276
Sarepta Therapeutics, Inc.*	15,272	454,953
Spectrum Pharmaceuticals, Inc.*	29,070	236,339
Stemline Therapeutics, Inc.*	2,182	32,010
Sunesis Pharmaceuticals, Inc.*	9,305	60,669
Synageva BioPharma Corp.*	8,140	853,072
Synergy Pharmaceuticals, Inc.*	34,638	140,977
Synta Pharmaceuticals Corp.*	10,906	44,606
TESARO, Inc.*	6,832	212,543
TG Therapeutics, Inc.*	4,415	41,457
Threshold Pharmaceuticals, Inc.*	9,826	38,911
Ultragenyx Pharmaceutical, Inc.*	2,548	114,380
Vanda Pharmaceuticals, Inc.*	12,870	208,237
Verastem, Inc.*	3,936	35,660
Versartis, Inc.*	2,201	61,716
Vital Therapies, Inc.*	2,072	56,441
Xencor, Inc.*	2,855	33,175
XOMA Corp.*	31,383	144,048
ZIOPHARM Oncology, Inc.*	15,285	61,599

		32,228,961

Health Care Equipment & Supplies (1.8%)
Abaxis, Inc.	9,673	428,611
ABIOMED, Inc.*	15,503	389,745
Accuray, Inc.*	32,121	282,665
Analogic Corp.	4,802	375,708
AngioDynamics, Inc.*	10,053	164,165
Anika Therapeutics, Inc.*	5,017	232,438
Antares Pharma, Inc.*	50,295	134,288
AtriCure, Inc.*	6,858	126,050
Atrion Corp.	490	159,740
Cantel Medical Corp.	12,695	464,891
Cardiovascular Systems, Inc.*	10,211	318,175
Cerus Corp.*	29,393	121,981
CONMED Corp.	10,706	472,670
CryoLife, Inc.	5,366	48,026
Cyberonics, Inc.*	10,572	660,327
Cynosure, Inc., Class A*	8,100	172,125
Derma Sciences, Inc.*	4,257	49,211
DexCom, Inc.*	27,999	1,110,440
Endologix, Inc.*	25,978	395,125
Exactech, Inc.*	3,399	85,757
GenMark Diagnostics, Inc.*	16,729	226,343
Globus Medical, Inc., Class A*	25,391	607,353
Greatbatch, Inc.*	9,770	479,316
Haemonetics Corp.*	21,804	769,245

HeartWare International, Inc.*	7,212	$638,262
ICU Medical, Inc.*	5,672	344,914
Inogen, Inc.*	973	21,951
Insulet Corp.*	21,106	837,275
Integra LifeSciences Holdings Corp.*	9,914	466,553
Invacare Corp.	13,291	244,156
K2M Group Holdings, Inc.*	3,244	48,271
LDR Holding Corp.*	4,620	115,546
Masimo Corp.*	19,631	463,292
Meridian Bioscience, Inc.	18,199	375,627
Merit Medical Systems, Inc.*	17,194	259,629
Natus Medical, Inc.*	13,070	328,580
Neogen Corp.*	15,210	615,549
NuVasive, Inc.*	19,187	682,482
NxStage Medical, Inc.*	24,336	349,708
OraSure Technologies, Inc.*	24,662	212,340
Orthofix International N.V.*	8,006	290,218
Oxford Immunotec Global plc*	2,428	40,863
PhotoMedex, Inc.*	2,572	31,507
Quidel Corp.*	12,093	267,376
Rockwell Medical, Inc.*	16,486	197,667
RTI Surgical, Inc.*	10,871	47,289
Spectranetics Corp.*	15,645	357,958
STAAR Surgical Co.*	15,211	255,545
STERIS Corp.	23,027	1,231,484
SurModics, Inc.*	6,949	148,848
Symmetry Medical, Inc.*	14,470	128,204
Tandem Diabetes Care, Inc.*	1,603	26,065
Thoratec Corp.*	21,206	739,241
Tornier N.V.*	13,288	310,673
TransEnterix, Inc.*	5,385	27,140
TriVascular Technologies, Inc.*	1,379	21,471
Unilife Corp.*	19,238	56,944
Utah Medical Products, Inc.	696	35,802
Vascular Solutions, Inc.*	4,579	101,608
Veracyte, Inc.*	1,214	20,784
Volcano Corp.*	23,032	405,594
West Pharmaceutical Services, Inc.	27,286	1,150,923
Wright Medical Group, Inc.*	20,114	631,580
Zeltiq Aesthetics, Inc.*	9,064	137,682

		20,940,996

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	15,272	694,876
Addus HomeCare Corp.*	1,188	26,706
Air Methods Corp.*	15,207	785,442
Alliance HealthCare Services, Inc.*	912	24,624
Almost Family, Inc.*	1,631	36,012
Amedisys, Inc.*	10,990	183,973
AMN Healthcare Services, Inc.*	23,864	293,527
Amsurg Corp.*	12,557	572,222
Bio-Reference Labs, Inc.*	9,756	294,826
BioScrip, Inc.*	25,175	209,959
BioTelemetry, Inc.*	4,932	35,362
Capital Senior Living Corp.*	13,659	325,631
Chemed Corp.	6,711	628,955
Chindex International, Inc.*	6,217	147,281
CorVel Corp.*	5,906	266,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Cross Country Healthcare, Inc.*	5,862	$38,220
Emeritus Corp.*	15,839	501,304
Ensign Group, Inc.	8,414	261,507
ExamWorks Group, Inc.*	13,836	439,016
Five Star Quality Care, Inc.*	8,265	41,408
Gentiva Health Services, Inc.*	12,328	185,660
Hanger, Inc.*	13,619	428,317
HealthSouth Corp.	34,237	1,228,081
Healthways, Inc.*	12,842	225,249
IPC The Hospitalist Co., Inc.*	7,526	332,800
Kindred Healthcare, Inc.	24,039	555,301
Landauer, Inc.	4,221	177,282
LHC Group, Inc.*	6,410	136,982
Magellan Health, Inc.*	10,541	656,072
Molina Healthcare, Inc.*	12,025	536,676
MWI Veterinary Supply, Inc.*	4,799	681,410
National Healthcare Corp.	4,376	246,325
National Research Corp., Class A*	6,583	92,096
Owens & Minor, Inc.	24,383	828,534
PharMerica Corp.*	11,361	324,811
Providence Service Corp.*	4,901	179,328
RadNet, Inc.*	6,109	40,503
Select Medical Holdings Corp.	27,191	424,180
Skilled Healthcare Group, Inc., Class A*	9,986	62,812
Surgical Care Affiliates, Inc.*	3,063	89,072
Team Health Holdings, Inc.*	27,140	1,355,372
Triple-S Management Corp., Class B*	10,279	184,302
U.S. Physical Therapy, Inc.	5,478	187,293
Universal American Corp.	10,752	89,564
WellCare Health Plans, Inc.*	17,011	1,270,041

		16,325,747

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	8,535	129,732
Computer Programs & Systems, Inc.	4,863	309,287
HealthStream, Inc.*	8,287	201,374
HMS Holdings Corp.*	34,249	699,022
MedAssets, Inc.*	26,143	597,106
Medidata Solutions, Inc.*	21,601	924,739
Merge Healthcare, Inc.*	24,536	55,697
Omnicell, Inc.*	13,732	394,246
Quality Systems, Inc.	18,790	301,579
Vocera Communications, Inc.*	5,915	78,078

		3,690,860

Life Sciences Tools & Services (0.3%)
Accelerate Diagnostics, Inc.*	8,470	220,220
Affymetrix, Inc.*	30,012	267,407
Albany Molecular Research, Inc.*	8,848	178,022
Cambrex Corp.*	12,486	258,460
Enzo Biochem, Inc.*	6,409	33,647
Fluidigm Corp.*	12,383	364,060
Furiex Pharmaceuticals, Inc.*	2,644	280,740
Luminex Corp.*	17,420	298,753
NanoString Technologies, Inc.*	1,879	28,091
Pacific Biosciences of California, Inc.*	10,811	66,812

PAREXEL International Corp.*	21,273	$1,124,065
Sequenom, Inc.*	21,871	84,641

		3,204,918

Pharmaceuticals (0.9%)
AcelRx Pharmaceuticals, Inc.*	4,747	48,657
Achaogen, Inc.*	1,277	17,827
Aerie Pharmaceuticals, Inc.*	1,978	48,995
Akorn, Inc.*	23,543	782,805
Alimera Sciences, Inc.*	4,917	29,404
Ampio Pharmaceuticals, Inc.*	7,755	64,754
ANI Pharmaceuticals, Inc.*	1,292	44,496
Aratana Therapeutics, Inc.*	4,581	71,509
Auxilium Pharmaceuticals, Inc.*	21,088	423,025
AVANIR Pharmaceuticals, Inc., Class A*	60,259	339,861
BioDelivery Sciences International, Inc.*	15,676	189,209
Bio-Path Holdings, Inc.*	13,713	41,825
Cempra, Inc.*	4,300	46,139
Corcept Therapeutics, Inc.*	9,951	27,863
Depomed, Inc.*	20,597	286,298
Egalet Corp.*	794	10,417
Endocyte, Inc.*	15,151	99,845
Horizon Pharma, Inc.*	22,464	355,380
Impax Laboratories, Inc.*	27,082	812,189
Intra-Cellular Therapies, Inc.*	4,002	67,474
Lannett Co., Inc.*	9,805	486,524
Medicines Co.*	26,773	778,023
Nektar Therapeutics*	47,045	603,117
Omeros Corp.*	11,503	200,152
Omthera Pharmaceuticals, Inc. (b)*†	5,500	3,300
Pacira Pharmaceuticals, Inc.*	13,318	1,223,391
Pain Therapeutics, Inc.*	7,069	40,647
Pernix Therapeutics Holdings, Inc.*	6,248	56,107
Phibro Animal Health Corp., Class A*	4,449	97,656
Pozen, Inc.*	5,137	42,791
Prestige Brands Holdings, Inc.*	21,067	713,961
Relypsa, Inc.*	5,878	142,953
Repros Therapeutics, Inc.*	9,582	165,769
Revance Therapeutics, Inc.*	3,185	108,290
Sagent Pharmaceuticals, Inc.*	6,717	173,702
SciClone Pharmaceuticals, Inc.*	22,387	117,756
Sucampo Pharmaceuticals, Inc., Class A*	14,589	100,664
Supernus Pharmaceuticals, Inc.*	5,506	60,291
Tetraphase Pharmaceuticals, Inc.*	4,148	55,956
TherapeuticsMD, Inc.*	36,125	159,672
Theravance Biopharma, Inc.*	8,832	281,564
Theravance, Inc.*	30,805	917,373
VIVUS, Inc.*	40,943	217,817
XenoPort, Inc.*	22,031	106,410
Zogenix, Inc.*	23,097	46,425

		10,708,283

Total Health Care		87,099,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (7.9%)
Aerospace & Defense (1.0%)
AAR Corp.	17,856	$492,111
Aerovironment, Inc.*	7,698	244,796
American Science & Engineering, Inc.	3,485	242,521
Astronics Corp.*	5,353	302,177
Astronics Corp., Class B*	480	27,240
Cubic Corp.	7,907	351,941
Curtiss-Wright Corp.	18,246	1,196,208
DigitalGlobe, Inc.*	30,768	855,350
Ducommun, Inc.*	2,047	53,488
Engility Holdings, Inc.*	7,405	283,315
Esterline Technologies Corp.*	12,178	1,401,931
GenCorp, Inc.*	25,173	480,804
HEICO Corp.	25,271	1,312,576
KEYW Holding Corp.*	6,202	77,959
Kratos Defense & Security Solutions, Inc.*	8,451	65,918
LMI Aerospace, Inc.*	2,036	26,631
Moog, Inc., Class A*	17,415	1,269,379
National Presto Industries, Inc.	889	64,755
Orbital Sciences Corp.*	23,252	687,097
SIFCO Industries, Inc.	463	14,446
Sparton Corp.*	1,921	53,289
Taser International, Inc.*	21,663	288,118
Teledyne Technologies, Inc.*	14,062	1,366,404

		11,158,454

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	18,364	153,707
Atlas Air Worldwide Holdings, Inc.*	9,763	359,767
Echo Global Logistics, Inc.*	4,424	84,808
Forward Air Corp.	12,805	612,719
Hub Group, Inc., Class A*	14,353	723,391
Park-Ohio Holdings Corp.	2,451	142,428
UTi Worldwide, Inc.*	38,859	401,802
XPO Logistics, Inc.*	19,436	556,258

		3,034,880

Airlines (0.2%)
Allegiant Travel Co.	5,955	701,320
Hawaiian Holdings, Inc.*	18,903	259,160
JetBlue Airways Corp.*	98,522	1,068,964
Republic Airways Holdings, Inc.*	18,499	200,529
SkyWest, Inc.	23,502	287,195

		2,517,168

Building Products (0.4%)
AAON, Inc.	11,380	381,458
American Woodmark Corp.*	2,315	73,779
Apogee Enterprises, Inc.	10,797	376,383
Builders FirstSource, Inc.*	8,632	64,567
Continental Building Products, Inc.*	2,230	34,342
Gibraltar Industries, Inc.*	11,505	178,443
Griffon Corp.	12,265	152,086
Insteel Industries, Inc.	3,449	67,773
Masonite International Corp.*	11,042	621,223

NCI Building Systems, Inc.*	10,480	$203,626
Norcraft Cos., Inc.*	1,428	20,435
Nortek, Inc.*	3,623	325,200
Patrick Industries, Inc.*	1,535	71,516
PGT, Inc.*	8,870	75,129
Ply Gem Holdings, Inc.*	3,984	40,238
Quanex Building Products Corp.	16,037	286,581
Simpson Manufacturing Co., Inc.	15,924	578,997
Trex Co., Inc.*	14,738	424,749
Universal Forest Products, Inc.	7,947	383,602

		4,360,127

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	23,805	642,259
ACCO Brands Corp.*	48,003	307,699
ARC Document Solutions, Inc.*	7,734	45,321
Brady Corp., Class A	18,996	567,410
Brink’s Co.	19,632	554,015
Casella Waste Systems, Inc., Class A*	7,643	38,291
CECO Environmental Corp.	3,920	61,113
Cenveo, Inc.*	10,369	38,469
Civeo Corp.*	35,073	877,877
Deluxe Corp.	18,689	1,094,802
Ennis, Inc.	4,908	74,896
G&K Services, Inc., Class A	7,511	391,098
Healthcare Services Group, Inc.	26,277	773,595
Heritage-Crystal Clean, Inc.*	4,112	80,719
Herman Miller, Inc.	24,153	730,387
HNI Corp.	17,459	682,821
InnerWorkings, Inc.*	6,712	57,052
Interface, Inc.	26,279	495,096
Kimball International, Inc., Class B	12,882	215,387
Knoll, Inc.	22,805	395,211
McGrath RentCorp	11,247	413,327
Mobile Mini, Inc.	17,476	836,926
MSA Safety, Inc.	10,859	624,175
Multi-Color Corp.	2,372	94,904
NL Industries, Inc.	2,286	21,237
Performant Financial Corp.*	5,586	56,419
Quad/Graphics, Inc.	10,667	238,621
Quest Resource Holding Corp.*	2,338	12,181
Schawk, Inc.	2,285	46,523
SP Plus Corp.*	2,941	62,908
Steelcase, Inc., Class A	36,190	547,555
Team, Inc.*	8,975	368,154
Tetra Tech, Inc.	26,922	740,355
U.S. Ecology, Inc.	8,265	404,572
UniFirst Corp.	6,363	674,478
United Stationers, Inc.	15,637	648,466
Viad Corp.	4,522	107,804
West Corp.	14,301	383,267

		14,405,390

Construction & Engineering (0.5%)
Aegion Corp.*	16,888	392,984
Ameresco, Inc., Class A*	3,869	27,199
Argan, Inc.	2,371	88,414
Comfort Systems USA, Inc.	15,687	247,855
Dycom Industries, Inc.*	13,094	409,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

EMCOR Group, Inc.	25,614	$1,140,591
Furmanite Corp.*	7,119	82,865
Granite Construction, Inc.	15,220	547,616
Great Lakes Dredge & Dock Corp.*	16,313	130,341
Layne Christensen Co.*	3,820	50,806
MasTec, Inc.*	24,540	756,323
MYR Group, Inc.*	8,737	221,308
Northwest Pipe Co.*	1,809	72,957
Orion Marine Group, Inc.*	5,131	55,569
Pike Corp.*	5,229	46,852
Primoris Services Corp.	14,146	407,971
Sterling Construction Co., Inc.*	3,601	33,777
Tutor Perini Corp.*	14,315	454,358

		5,167,759

Electrical Equipment (0.7%)
AZZ, Inc.	11,370	523,930
Capstone Turbine Corp.*(b)	62,672	94,635
Encore Wire Corp.	8,452	414,486
EnerSys, Inc.	18,616	1,280,595
Enphase Energy, Inc.*	3,431	29,335
Franklin Electric Co., Inc.	18,356	740,297
FuelCell Energy, Inc.*	82,576	198,182
Generac Holdings, Inc.*	25,766	1,255,835
General Cable Corp.	21,085	541,041
Global Power Equipment Group, Inc.	3,229	52,181
GrafTech International Ltd.*	49,986	522,854
LSI Industries, Inc.	4,142	33,053
Plug Power, Inc.*	62,473	292,374
Polypore International, Inc.*	16,899	806,589
Powell Industries, Inc.	3,267	213,596
Power Solutions International, Inc.*	843	60,671
PowerSecure International, Inc.*	4,250	41,395
Preformed Line Products Co.	485	26,107
Revolution Lighting Technologies, Inc.*	5,948	13,680
Thermon Group Holdings, Inc.*	12,519	329,500
Vicor Corp.*	3,134	26,263

		7,496,599

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	15,886	526,462

Machinery (1.8%)
Accuride Corp.*	7,268	35,540
Actuant Corp., Class A	28,207	975,116
Alamo Group, Inc.	1,348	72,913
Albany International Corp., Class A	10,459	397,024
Altra Industrial Motion Corp.	11,077	403,092
American Railcar Industries, Inc.	3,675	249,055
ARC Group Worldwide, Inc.*	570	8,664
Astec Industries, Inc.	8,487	372,410
Barnes Group, Inc.	21,051	811,305
Blount International, Inc.*	21,208	299,245
Briggs & Stratton Corp.	20,710	423,727
Chart Industries, Inc.*	11,389	942,326

CIRCOR International, Inc.	6,881	$530,731
CLARCOR, Inc.	19,015	1,176,078
Columbus McKinnon Corp.	8,370	226,408
Commercial Vehicle Group, Inc.*	4,967	49,869
Douglas Dynamics, Inc.	4,176	73,581
Dynamic Materials Corp.	2,669	59,065
Energy Recovery, Inc.*	7,312	35,975
EnPro Industries, Inc.*	8,414	615,568
ESCO Technologies, Inc.	11,757	407,262
ExOne Co.*	1,870	74,089
Federal Signal Corp.	25,964	380,373
FreightCar America, Inc.	2,232	55,889
Global Brass & Copper Holdings, Inc.	4,009	67,752
Gorman-Rupp Co.	8,616	304,748
Graham Corp.	1,895	65,965
Greenbrier Cos., Inc.*	9,997	575,827
Harsco Corp.	30,163	803,241
Hurco Cos., Inc.	1,230	34,686
Hyster-Yale Materials Handling, Inc.	4,372	387,097
John Bean Technologies Corp.	10,934	338,845
Kadant, Inc.	2,107	81,014
L.B. Foster Co., Class A	3,539	191,531
Lindsay Corp.	5,785	488,659
Lydall, Inc.*	3,217	88,049
Manitex International, Inc.*	2,611	42,403
Meritor, Inc.*	37,258	485,844
Miller Industries, Inc.	2,129	43,815
Mueller Industries, Inc.	24,146	710,134
Mueller Water Products, Inc., Class A	68,474	591,615
NN, Inc.	3,371	86,230
Omega Flex, Inc.	2,287	44,871
Proto Labs, Inc.*	8,367	685,425
RBC Bearings, Inc.	9,045	579,332
Rexnord Corp.*	28,038	789,270
Standex International Corp.	5,809	432,654
Sun Hydraulics Corp.	9,911	402,387
Tennant Co.	8,117	619,489
Titan International, Inc.	19,771	332,548
TriMas Corp.*	18,623	710,095
Twin Disc, Inc.	1,558	51,492
Wabash National Corp.*	27,596	393,243
Watts Water Technologies, Inc., Class A	11,645	718,846
Woodward, Inc.	24,826	1,245,769
Xerium Technologies, Inc.*	2,030	28,339

		21,096,520

Marine (0.1%)
Baltic Trading Ltd.	9,245	55,285
International Shipholding Corp.	1,070	24,524
Matson, Inc.	18,300	491,172
Navios Maritime Holdings, Inc.	29,595	299,502
Safe Bulkers, Inc.	7,277	71,024
Scorpio Bulkers, Inc.*	51,390	457,371
Ultrapetrol Bahamas Ltd.*	3,822	11,351

		1,410,229

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.8%)
Acacia Research Corp.	21,014	$372,999
Advisory Board Co.*	13,724	710,903
Barrett Business Services, Inc.	1,360	63,920
CBIZ, Inc.*	7,820	70,615
CDI Corp.	2,698	38,878
Corporate Executive Board Co.	13,642	930,657
Corporate Resource Services, Inc.*	3,185	9,491
CRA International, Inc.*	1,920	44,256
Exponent, Inc.	5,155	382,037
Franklin Covey Co.*	2,064	41,548
FTI Consulting, Inc.*	16,805	635,565
GP Strategies Corp.*	2,803	72,542
Heidrick & Struggles International, Inc.	3,384	62,604
Hill International, Inc.*	4,505	28,066
Huron Consulting Group, Inc.*	8,928	632,281
ICF International, Inc.*	8,050	284,648
Insperity, Inc.	9,883	326,139
Kelly Services, Inc., Class A	11,292	193,884
Kforce, Inc.	12,767	276,406
Korn/Ferry International*	18,775	551,422
Mistras Group, Inc.*	3,043	74,614
Navigant Consulting, Inc.*	20,086	350,501
On Assignment, Inc.*	21,037	748,286
Paylocity Holding Corp.*	1,573	34,024
Pendrell Corp.*	38,862	68,397
Resources Connection, Inc.	18,145	237,881
RPX Corp.*	17,675	313,731
TriNet Group, Inc.*	2,955	71,127
TrueBlue, Inc.*	18,281	504,007
VSE Corp.	1,259	88,533
WageWorks, Inc.*	12,597	607,301

		8,827,263

Road & Rail (0.4%)
ArcBest Corp.	10,727	466,732
Celadon Group, Inc.	3,916	83,489
Heartland Express, Inc.	22,253	474,879
Knight Transportation, Inc.	22,353	531,331
Marten Transport Ltd.	9,046	202,178
P.A.M. Transportation Services, Inc.*	603	16,860
Patriot Transportation Holding, Inc.*	2,361	82,564
Quality Distribution, Inc.*	5,166	76,767
Roadrunner Transportation Systems, Inc.*	10,463	294,010
Saia, Inc.*	10,798	474,356
Swift Transportation Co.*	34,142	861,403
Universal Truckload Services, Inc.	1,229	31,167
USA Truck, Inc.*	1,178	21,899
Werner Enterprises, Inc.	19,137	507,322
YRC Worldwide, Inc.*	11,498	323,209

		4,448,166

Trading Companies & Distributors (0.5%)
Aceto Corp.	8,100	146,934
Aircastle Ltd.	28,422	505,059

Applied Industrial Technologies, Inc.	17,339	$879,608
Beacon Roofing Supply, Inc.*	19,178	635,175
CAI International, Inc.*	3,243	71,379
DXP Enterprises, Inc.*	4,539	342,876
Erickson, Inc.*	1,112	18,070
General Finance Corp.*	2,060	19,570
H&E Equipment Services, Inc.*	13,593	493,970
Houston Wire & Cable Co.	3,359	41,685
Kaman Corp.	11,769	502,889
Rush Enterprises, Inc., Class A*	13,751	476,747
Stock Building Supply Holdings, Inc.*	2,736	53,981
TAL International Group, Inc.*	14,478	642,244
Textainer Group Holdings Ltd.	9,141	353,025
Titan Machinery, Inc.*	3,270	53,824
Watsco, Inc.	9,881	1,015,372

		6,252,408

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	19,655	392,314

Total Industrials		91,093,739

Information Technology (10.1%)
Communications Equipment (0.9%)
ADTRAN, Inc.	23,777	536,409
Alliance Fiber Optic Products, Inc.	2,380	43,078
Applied Optoelectronics, Inc.*	2,778	64,450
Aruba Networks, Inc.*	42,808	749,996
Bel Fuse, Inc., Class B	1,860	47,746
Black Box Corp.	4,562	106,933
CalAmp Corp.*	15,335	332,156
Calix, Inc.*	9,331	76,328
Ciena Corp.*	40,294	872,768
Clearfield, Inc.*	2,139	35,914
Comtech Telecommunications Corp.	4,536	169,329
Digi International, Inc.*	4,832	45,517
Emulex Corp.*	34,832	198,542
Extreme Networks, Inc.*	39,029	173,289
Finisar Corp.*	37,134	733,396
Harmonic, Inc.*	35,545	265,166
Infinera Corp.*	52,929	486,947
InterDigital, Inc.	15,096	721,589
Ixia*	21,799	249,163
KVH Industries, Inc.*	4,377	57,032
NETGEAR, Inc.*	13,984	486,224
Numerex Corp., Class A*	2,751	31,609
Oclaro, Inc.*	17,550	38,610
Oplink Communications, Inc.*	3,515	59,650
ParkerVision, Inc.*	24,933	36,901
Plantronics, Inc.	16,742	804,453
Polycom, Inc.*	51,601	646,560
Procera Networks, Inc.*	3,894	39,290
Ruckus Wireless, Inc.*	24,208	288,317
ShoreTel, Inc.*	24,585	160,294
Sonus Networks, Inc.*	93,486	335,615
Tessco Technologies, Inc.	1,094	34,713
Ubiquiti Networks, Inc.*	11,095	501,383
ViaSat, Inc.*	15,600	904,176

		10,333,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (1.6%)
Aeroflex Holding Corp.*	6,862	$72,051
Agilysys, Inc.*	2,820	39,706
Anixter International, Inc.	10,984	1,099,169
Badger Meter, Inc.	6,549	344,805
Belden, Inc.	17,066	1,333,879
Benchmark Electronics, Inc.*	21,163	539,233
Checkpoint Systems, Inc.*	16,720	233,913
Cognex Corp.*	32,527	1,249,037
Coherent, Inc.*	9,586	634,306
Control4 Corp.*	2,149	42,034
CTS Corp.	14,381	268,925
CUI Global, Inc.*	3,856	32,390
Daktronics, Inc.	15,104	180,040
DTS, Inc.*	4,667	85,919
Electro Rent Corp.	6,241	104,412
Electro Scientific Industries, Inc.	5,151	35,078
Fabrinet*	13,011	268,027
FARO Technologies, Inc.*	7,633	374,933
FEI Co.	16,431	1,490,785
Gerber Scientific, Inc. (Escrow Shares) (b)*†	21,501	—
GSI Group, Inc.*	8,394	106,856
II-VI, Inc.*	23,302	336,947
Insight Enterprises, Inc.*	16,221	498,633
InvenSense, Inc.*	26,893	610,202
Itron, Inc.*	16,817	681,929
Kemet Corp.*	9,210	52,957
Littelfuse, Inc.	9,147	850,214
Maxwell Technologies, Inc.*	10,354	156,656
Measurement Specialties, Inc.*	6,068	522,273
Mercury Systems, Inc.*	6,337	71,862
Mesa Laboratories, Inc.	532	44,667
Methode Electronics, Inc.	14,168	541,359
MTS Systems Corp.	6,488	439,627
Multi-Fineline Electronix, Inc.*	4,335	47,858
Newport Corp.*	15,280	282,680
OSI Systems, Inc.*	7,625	508,969
Park Electrochemical Corp.	9,074	255,977
PC Connection, Inc.	2,263	46,799
Plexus Corp.*	13,949	603,852
RealD, Inc.*	11,206	142,989
Rofin-Sinar Technologies, Inc.*	13,842	332,762
Rogers Corp.*	7,721	512,288
Sanmina Corp.*	30,820	702,080
ScanSource, Inc.*	12,787	486,929
Speed Commerce, Inc.*	9,202	34,415
SYNNEX Corp.*	11,604	845,351
TTM Technologies, Inc.*	15,377	126,091
Universal Display Corp.*	15,168	486,893
Viasystems Group, Inc.*	3,626	39,487
Vishay Precision Group, Inc.*	2,377	39,125

		18,837,369

Internet Software & Services (1.6%)
Aerohive Networks, Inc.*	1,775	14,590
Amber Road, Inc.*	1,668	26,905
Angie’s List, Inc.*	17,397	207,720
Bankrate, Inc.*	24,241	425,187
Bazaarvoice, Inc.*	16,784	132,426
Benefitfocus, Inc.*	2,825	130,571

Blucora, Inc.*	17,883	$337,452
Borderfree, Inc.*	2,113	35,012
Brightcove, Inc.*	6,040	63,662
Carbonite, Inc.*	3,322	39,764
Care.com, Inc.*	1,269	16,066
ChannelAdvisor Corp.*	8,100	213,516
comScore, Inc.*	15,680	556,326
Constant Contact, Inc.*	12,945	415,664
Conversant, Inc.*	25,570	649,478
Cornerstone OnDemand, Inc.*	19,615	902,682
Cvent, Inc.*	5,977	173,871
Dealertrack Technologies, Inc.*	20,020	907,707
Demand Media, Inc.*	16,198	78,074
Demandware, Inc.*	11,262	781,245
Dice Holdings, Inc.*	7,332	55,797
Digital River, Inc.*	17,066	263,328
E2open, Inc.*	5,762	119,101
EarthLink Holdings Corp.	19,271	71,688
Endurance International Group Holdings, Inc.*	11,471	175,392
Envestnet, Inc.*	11,818	578,137
Everyday Health, Inc.*	2,616	48,344
Five9, Inc.*	2,254	16,229
Global Eagle Entertainment, Inc.*	12,278	152,247
Gogo, Inc.*	20,925	409,293
GrubHub, Inc.*	4,480	158,637
GTT Communications, Inc.*	2,640	26,954
Internap Network Services Corp.*	12,551	88,485
Intralinks Holdings, Inc.*	9,249	82,224
j2 Global, Inc.	19,280	980,581
Limelight Networks, Inc.*	41,043	125,592
Liquidity Services, Inc.*	10,403	163,951
LivePerson, Inc.*	22,258	225,919
LogMeIn, Inc.*	10,383	484,055
Marchex, Inc., Class B	7,962	95,703
Marin Software, Inc.*	4,953	58,297
Marketo, Inc.*	9,629	280,011
Millennial Media, Inc.*	26,582	132,644
Monster Worldwide, Inc.*	47,598	311,291
Move, Inc.*	12,079	178,648
NIC, Inc.	27,215	431,358
OpenTable, Inc.*	9,534	987,722
OPOWER, Inc.*	2,952	55,645
Perficient, Inc.*	14,502	282,354
Q2 Holdings, Inc.*	3,052	43,522
QuinStreet, Inc.*	11,665	64,274
RealNetworks, Inc.*	11,807	90,087
Reis, Inc.	1,632	34,403
Rocket Fuel, Inc.*	7,056	219,371
SciQuest, Inc.*	9,570	169,293
Shutterstock, Inc.*	5,667	470,248
SPS Commerce, Inc.*	6,162	389,377
Stamps.com, Inc.*	4,670	157,332
TechTarget, Inc.*	3,099	27,333
Textura Corp.*	6,910	163,352
Travelzoo, Inc.*	1,405	27,187
Tremor Video, Inc.*	6,660	31,435
TrueCar, Inc.*	6,560	96,957
Trulia, Inc.*	13,860	656,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Unwired Planet, Inc.*	18,569	$41,409
Vistaprint N.V.*	13,670	553,088
Web.com Group, Inc.*	19,756	570,356
WebMD Health Corp.*	14,499	700,302
Wix.com Ltd.*	4,410	87,494
XO Group, Inc.*	5,110	62,444
Xoom Corp.*	11,521	303,694
YuMe, Inc.*	3,396	20,036
Zix Corp.*	11,338	38,776

		18,166,002

IT Services (1.3%)
Acxiom Corp.*	29,411	637,925
Blackhawk Network Holdings, Inc.*	19,938	562,650
CACI International, Inc., Class A*	9,657	678,018
Cardtronics, Inc.*	18,127	617,768
Cass Information Systems, Inc.	4,580	226,618
CIBER, Inc.*	18,251	90,160
Computer Task Group, Inc.	2,860	47,076
Convergys Corp.	37,927	813,155
CSG Systems International, Inc.	15,195	396,741
Datalink Corp.*	3,654	36,540
EPAM Systems, Inc.*	13,310	582,312
Euronet Worldwide, Inc.*	19,678	949,267
EVERTEC, Inc.	24,559	595,310
ExlService Holdings, Inc.*	13,931	410,268
Forrester Research, Inc.	3,146	119,170
Global Cash Access Holdings, Inc.*	25,242	224,654
Hackett Group, Inc.	4,537	27,086
Heartland Payment Systems, Inc.	14,123	582,009
Higher One Holdings, Inc.*	7,304	27,828
iGATE Corp.*	15,799	574,926
Information Services Group, Inc.*	6,081	29,250
Lionbridge Technologies, Inc.*	12,152	72,183
Luxoft Holding, Inc.*	1,483	53,477
ManTech International Corp., Class A	11,163	329,532
MAXIMUS, Inc.	26,020	1,119,380
ModusLink Global Solutions, Inc.*	9,024	33,750
MoneyGram International, Inc.*	9,072	133,631
NeuStar, Inc., Class A*	15,413	401,046
PRGX Global, Inc.*	5,650	36,103
Sapient Corp.*	43,903	713,424
Science Applications International Corp.	15,703	693,444
ServiceSource International, Inc.*	25,376	147,181
Sykes Enterprises, Inc.*	18,885	410,371
Syntel, Inc.*	6,531	561,405
TeleTech Holdings, Inc.*	6,494	188,261
Unisys Corp.*	20,931	517,833
Virtusa Corp.*	9,911	354,814
WEX, Inc.*	14,516	1,523,745

		15,518,311

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Energy Industries, Inc.*	16,743	$322,303
Alpha & Omega Semiconductor Ltd.*	5,857	54,294
Ambarella, Inc.*	9,125	284,517
Amkor Technology, Inc.*	29,642	331,398
Applied Micro Circuits Corp.*	31,194	337,207
Audience, Inc.*	2,635	31,515
Axcelis Technologies, Inc.*	21,002	42,004
Brooks Automation, Inc.	29,770	320,623
Cabot Microelectronics Corp.*	9,169	409,396
Cascade Microtech, Inc.*	2,392	32,675
Cavium, Inc.*	20,133	999,805
CEVA, Inc.*	3,974	58,696
Cirrus Logic, Inc.*	27,245	619,551
Cohu, Inc.	4,812	51,488
Cypress Semiconductor Corp.*	64,669	705,539
Diodes, Inc.*	13,636	394,899
DSP Group, Inc.*	4,155	35,276
Entegris, Inc.*	54,404	747,783
Entropic Communications, Inc.*	16,841	56,081
Exar Corp.*	8,771	99,112
Fairchild Semiconductor International, Inc.*	46,712	728,707
FormFactor, Inc.*	15,344	127,662
GT Advanced Technologies, Inc.*	52,205	971,013
Hittite Microwave Corp.	11,736	914,821
Inphi Corp.*	7,594	111,480
Integrated Device Technology, Inc.*	54,381	840,730
Integrated Silicon Solution, Inc.*	6,874	101,529
International Rectifier Corp.*	27,025	753,997
Intersil Corp., Class A	48,831	730,023
IXYS Corp.	6,694	82,470
Kopin Corp.*	12,368	40,320
Lattice Semiconductor Corp.*	49,687	409,918
MA-COM Technology Solutions Holdings, Inc.*	4,863	109,320
MaxLinear, Inc., Class A*	5,241	52,777
Micrel, Inc.	17,446	196,791
Microsemi Corp.*	36,685	981,691
MKS Instruments, Inc.	21,968	686,280
Monolithic Power Systems, Inc.	15,823	670,104
Nanometrics, Inc.*	5,679	103,642
NVE Corp.*	1,020	56,702
OmniVision Technologies, Inc.*	21,148	464,833
PDF Solutions, Inc.*	11,453	243,033
Peregrine Semiconductor Corp.*	5,158	35,384
Pericom Semiconductor Corp.*	4,243	38,357
Photronics, Inc.*	24,608	211,629
PLX Technology, Inc.*	7,743	50,097
PMC-Sierra, Inc.*	64,920	494,041
Power Integrations, Inc.	11,922	685,992
QuickLogic Corp.*	10,328	53,396
Rambus, Inc.*	42,543	608,365
RF Micro Devices, Inc.*	110,755	1,062,140
Rubicon Technology, Inc.*	4,919	43,041
Rudolph Technologies, Inc.*	6,343	62,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Semtech Corp.*	25,752	$673,415
Silicon Image, Inc.*	29,619	149,280
Silicon Laboratories, Inc.*	16,280	801,790
Spansion, Inc., Class A*	20,472	431,345
Synaptics, Inc.*	13,215	1,197,808
Tessera Technologies, Inc.	21,691	478,937
TriQuint Semiconductor, Inc.*	65,235	1,031,365
Ultra Clean Holdings, Inc.*	7,931	71,776
Ultratech, Inc.*	11,613	257,576
Veeco Instruments, Inc.*	15,408	574,102
Vitesse Semiconductor Corp.*	8,972	30,953
Xcerra Corp.*	11,774	107,143

		24,462,606

Software (2.3%)
A10 Networks, Inc.*	5,789	76,994
ACI Worldwide, Inc.*	15,238	850,738
Actuate Corp.*	8,747	41,723
Advent Software, Inc.	19,229	626,289
American Software, Inc., Class A	4,638	45,823
Aspen Technology, Inc.*	35,758	1,659,171
AVG Technologies N.V.*	13,069	263,079
Barracuda Networks, Inc.*	2,690	83,444
Blackbaud, Inc.	17,919	640,425
Bottomline Technologies de, Inc.*	16,052	480,276
BroadSoft, Inc.*	11,789	311,112
Callidus Software, Inc.*	16,860	201,308
Cinedigm Corp., Class A*	14,321	35,659
CommVault Systems, Inc.*	18,132	891,550
Compuware Corp.	82,094	820,119
Comverse, Inc.*	9,735	259,730
Covisint Corp.*	1,354	6,580
Cyan, Inc.*	5,131	20,678
Digimarc Corp.	1,220	39,772
Ebix, Inc.	11,885	170,074
Ellie Mae, Inc.*	11,721	364,875
EnerNOC, Inc.*	10,417	197,402
Epiq Systems, Inc.	9,770	137,268
ePlus, Inc.*	1,476	85,903
Fair Isaac Corp.	13,720	874,787
FleetMatics Group plc*	13,937	450,723
Gigamon, Inc.*	9,054	173,294
Glu Mobile, Inc.*	16,948	84,740
Guidance Software, Inc.*	3,382	30,844
Guidewire Software, Inc.*	25,405	1,032,967
Imperva, Inc.*	8,966	234,730
Infoblox, Inc.*	22,068	290,194
Interactive Intelligence Group, Inc.*	6,660	373,826
Jive Software, Inc.*	14,601	124,254
Kofax Ltd.*	13,980	120,228
Manhattan Associates, Inc.*	29,520	1,016,374
Mavenir Systems, Inc.*	1,820	27,573
Mentor Graphics Corp.	37,189	802,167
MicroStrategy, Inc., Class A*	4,012	564,167
Model N, Inc.*	3,615	39,946
Monotype Imaging Holdings, Inc.	17,704	498,722
NetScout Systems, Inc.*	14,106	625,460

Park City Group, Inc.*	1,789	$19,482
Paycom Software, Inc.*	2,220	32,390
Pegasystems, Inc.	16,162	341,341
Progress Software Corp.*	22,564	542,439
Proofpoint, Inc.*	12,571	470,910
PROS Holdings, Inc.*	9,744	257,631
QAD, Inc., Class A	1,127	24,028
Qlik Technologies, Inc.*	34,396	778,038
Qualys, Inc.*	5,188	133,176
Rally Software Development Corp.*	4,678	50,943
RealPage, Inc.*	18,462	415,026
Rosetta Stone, Inc.*	3,996	38,841
Rubicon Project, Inc.*	3,683	47,290
Sapiens International Corp. N.V.*	4,581	36,648
SeaChange International, Inc.*	6,638	53,170
Silver Spring Networks, Inc.*	9,173	122,276
SS&C Technologies Holdings, Inc.*	24,535	1,084,938
Synchronoss Technologies, Inc.*	12,767	446,334
Take-Two Interactive Software, Inc.*	38,789	862,667
Tangoe, Inc.*	13,589	204,650
TeleCommunication Systems, Inc., Class A*	8,892	29,255
Telenav, Inc.*	5,832	33,184
TiVo, Inc.*	47,237	609,830
Tyler Technologies, Inc.*	13,351	1,217,745
Ultimate Software Group, Inc.*	10,852	1,499,421
Varonis Systems, Inc.*	2,034	59,006
VASCO Data Security International, Inc.*	11,411	132,368
Verint Systems, Inc.*	20,515	1,006,261
VirnetX Holding Corp.*	17,424	306,837
Vringo, Inc.*	13,215	45,195
Zendesk, Inc.*	5,238	91,036

		26,667,344

Technology Hardware, Storage & Peripherals (0.3%)
Cray, Inc.*	16,143	429,404
Dot Hill Systems Corp.*	11,221	52,739
Eastman Kodak Co.*	4,426	108,304
Electronics for Imaging, Inc.*	19,002	858,891
Fusion-io, Inc.*	38,447	434,451
Immersion Corp.*	5,296	67,365
Intevac, Inc.*	4,439	35,556
Nimble Storage, Inc.*	5,039	154,798
QLogic Corp.*	40,965	413,337
Quantum Corp.*	41,353	50,451
Silicon Graphics International Corp.*	6,449	62,039
Super Micro Computer, Inc.*	13,463	340,210
Violin Memory, Inc.*	15,066	66,742

		3,074,287

Total Information Technology		117,059,462

Materials (2.9%)
Chemicals (1.4%)
A. Schulman, Inc.	11,331	438,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Advanced Emissions Solutions, Inc.*	7,004	$160,602
American Vanguard Corp.	5,408	71,494
Axiall Corp.	26,379	1,246,935
Balchem Corp.	11,975	641,381
Calgon Carbon Corp.*	21,676	484,025
Chase Corp.	1,266	43,221
Chemtura Corp.*	38,913	1,016,797
Ferro Corp.*	27,187	341,469
Flotek Industries, Inc.*	19,835	637,894
FutureFuel Corp.	4,073	67,571
H.B. Fuller Co.	19,578	941,702
Hawkins, Inc.	1,968	73,091
Innophos Holdings, Inc.	9,452	544,152
Innospec, Inc.	9,185	396,516
Intrepid Potash, Inc.*	23,532	394,396
KMG Chemicals, Inc.	1,788	32,148
Koppers Holdings, Inc.	8,681	332,048
Kraton Performance Polymers, Inc.*	11,594	259,590
Kronos Worldwide, Inc.	3,875	60,721
Landec Corp.*	5,035	62,887
LSB Industries, Inc.*	8,350	347,944
Marrone Bio Innovations, Inc.*	2,126	24,704
Minerals Technologies, Inc.	12,946	848,999
Olin Corp.	32,107	864,320
OM Group, Inc.	13,730	445,264
OMNOVA Solutions, Inc.*	8,953	81,383
PolyOne Corp.	36,523	1,539,079
Quaker Chemical Corp.	5,004	384,257
Rentech, Inc.*	86,542	224,144
Senomyx, Inc.*	7,988	69,096
Sensient Technologies Corp.	19,776	1,101,919
Stepan Co.	7,666	405,225
Taminco Corp.*	10,663	248,021
Trecora Resources*	3,738	44,258
Tredegar Corp.	10,918	255,590
Tronox Ltd., Class A	22,963	617,705
Zep, Inc.	4,354	76,892

		15,825,950

Construction Materials (0.1%)
Headwaters, Inc.*	32,859	456,411
Texas Industries, Inc.*	9,027	833,734
United States Lime & Minerals, Inc.	364	23,587
US Concrete, Inc.*	2,725	67,444

		1,381,176

Containers & Packaging (0.2%)
AEP Industries, Inc.*	872	30,407
Berry Plastics Group, Inc.*	33,630	867,654
Graphic Packaging Holding Co.*	122,242	1,430,231
Myers Industries, Inc.	10,930	219,584
UFP Technologies, Inc.*	1,175	28,306

		2,576,182

Metals & Mining (0.8%)
A.M. Castle & Co.*	3,468	38,287
AK Steel Holding Corp.*	53,485	425,741
Allied Nevada Gold Corp.*	19,718	74,140

Ampco-Pittsburgh Corp.	1,566	$35,924
Century Aluminum Co.*	20,105	315,246
Coeur Mining, Inc.*	44,465	408,189
Commercial Metals Co.	45,067	780,110
Globe Specialty Metals, Inc.	24,125	501,317
Gold Resource Corp.	6,959	35,213
Handy & Harman Ltd.*	933	24,976
Haynes International, Inc.	5,880	332,749
Hecla Mining Co.	141,444	487,982
Horsehead Holding Corp.*	18,018	329,009
Kaiser Aluminum Corp.	6,826	497,411
Materion Corp.	9,523	352,256
Molycorp, Inc.*	63,793	163,948
Noranda Aluminum Holding Corp.	8,236	29,073
Olympic Steel, Inc.	1,706	42,223
RTI International Metals, Inc.*	11,610	308,710
Schnitzer Steel Industries, Inc., Class A	11,295	294,461
Stillwater Mining Co.*	44,287	777,237
SunCoke Energy, Inc.*	26,956	579,554
U.S. Silica Holdings, Inc.	20,128	1,115,896
Universal Stainless & Alloy Products, Inc.*	1,313	42,646
Walter Energy, Inc.	12,463	67,923
Worthington Industries, Inc.	18,783	808,420

		8,868,641

Paper & Forest Products (0.4%)
Boise Cascade Co.*	14,722	421,638
Clearwater Paper Corp.*	7,417	457,777
Deltic Timber Corp.	4,612	278,657
KapStone Paper and Packaging Corp.*	32,441	1,074,770
Louisiana-Pacific Corp.*	54,744	822,255
Neenah Paper, Inc.	6,814	362,164
P.H. Glatfelter Co.	17,386	461,251
Resolute Forest Products, Inc.*	26,218	439,938
Schweitzer-Mauduit International, Inc.	11,043	482,137
Wausau Paper Corp.	19,463	210,590

		5,011,177

Total Materials		33,663,126

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	34,133	275,795
Atlantic Tele-Network, Inc.	3,777	219,066
Cbeyond, Inc.*	5,229	52,028
Cincinnati Bell, Inc.*	88,904	349,393
Cogent Communications Holdings, Inc.	18,286	631,781
Consolidated Communications Holdings, Inc.	15,991	355,640
Enventis Corp.	2,596	41,121
FairPoint Communications, Inc.*	6,549	91,489
General Communication, Inc., Class A*	12,573	139,309
Globalstar, Inc.*	102,649	436,258
Hawaiian Telcom Holdco, Inc.*	6,336	181,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

IDT Corp., Class B	3,131	$54,542
inContact, Inc.*	26,460	243,167
Inteliquent, Inc.	6,143	85,203
Intelsat S.A.*	8,208	154,639
Iridium Communications, Inc.*	31,009	262,336
Lumos Networks Corp.	11,521	166,709
magicJack VocalTec Ltd.*	3,373	51,000
ORBCOMM, Inc.*	8,358	55,079
Premiere Global Services, Inc.*	22,066	294,581
Vonage Holdings Corp.*	70,037	262,639

		4,403,048

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	4,367	29,827
Leap Wireless International, Inc. (b)*	23,247	58,582
NTELOS Holdings Corp.	11,815	147,215
RingCentral, Inc., Class A*	11,491	173,859
Shenandoah Telecommunications Co.	9,328	284,131
USA Mobility, Inc.	4,040	62,216

		755,830

Total Telecommunication Services		5,158,878

Utilities (1.9%)
Electric Utilities (0.8%)
ALLETE, Inc.	15,630	802,601
Cleco Corp.	22,624	1,333,685
El Paso Electric Co.	14,982	602,426
Empire District Electric Co.	18,046	463,421
IDACORP, Inc.	19,230	1,112,071
MGE Energy, Inc.	12,705	501,975
NRG Yield, Inc., Class A	8,806	458,352
Otter Tail Corp.	12,711	385,016
PNM Resources, Inc.	31,436	922,018
Portland General Electric Co.	30,049	1,041,799
UIL Holdings Corp.	22,499	870,936
Unitil Corp.	2,641	89,345
UNS Energy Corp.	16,149	975,561

		9,559,206

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	4,086	291,454
Laclede Group, Inc.	11,979	581,581
New Jersey Resources Corp.	15,853	906,158
Northwest Natural Gas Co.	10,027	472,773
ONE Gas, Inc.	19,384	731,746
Piedmont Natural Gas Co., Inc.	30,979	1,158,924
South Jersey Industries, Inc.	13,097	791,190
Southwest Gas Corp.	18,375	970,016
WGL Holdings, Inc.	20,834	897,945

		6,801,787

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.	22,520	92,332
Dynegy, Inc.*	38,031	1,323,479
Ormat Technologies, Inc.	5,452	157,181
Pattern Energy Group, Inc.	14,728	487,644

		2,060,636

Multi-Utilities (0.2%)
Avista Corp.	22,882	$767,005
Black Hills Corp.	16,950	1,040,560
NorthWestern Corp.	14,680	766,149

		2,573,714

Water Utilities (0.1%)
American States Water Co.	13,871	460,933
Artesian Resources Corp., Class A	1,487	33,428
California Water Service Group	19,144	463,285
Connecticut Water Service, Inc.	2,050	69,434
Middlesex Water Co.	3,071	65,044
SJW Corp.	2,935	79,832
York Water Co.	2,503	52,112

		1,224,068

Total Utilities		22,219,411

Total Common Stocks (56.8%) (Cost $424,098,899)		656,324,333

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$4,800	4,752

Total Financials		4,752

Total Corporate Bonds		4,752

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,752

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	10,858	1,258

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49 (b)*†	3,800	—

Total Health Care		1,258

Total Rights (0.0%) (Cost $—)		1,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16 (b)*† (Cost $—)	6,309	$—

Total Investments (56.8%) (Cost $424,103,699)		656,330,343
Other Assets Less Liabilities (43.2%)		499,927,936

Net Assets (100%)		$1,156,258,279

*	Non-income producing.
†	Securities (totaling $4,516 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $411,529.
(b)	Illiquid Security.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	4,200	September-14	$488,136,322	$499,926,000	$11,789,678

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$87,306,402	$—	$—		$87,306,402
Consumer Staples	20,571,862	—	—		20,571,862
Energy	41,584,677	—	—		41,584,677
Financials	150,567,011	—	—		150,567,011
Health Care	87,095,249	—	4,516		87,099,765
Industrials	91,066,499	27,240	—		91,093,739
Information Technology	117,059,462	—	—	(b)	117,059,462
Materials	33,663,126	—	—		33,663,126
Telecommunication Services	5,100,296	58,582	—		5,158,878
Utilities	22,219,411	—	—		22,219,411
Corporate Bonds
Financials	—	4,752	—		4,752
Futures	11,789,678	—	—		11,789,678
Rights
Health Care	1,258	—	—	(b)	1,258
Warrants
Energy	—	—	—	(b)	—

Total Assets	$668,024,931	$90,574	$4,516		$668,120,021

Total Liabilities	$—	$—	$—		$—

Total	$668,024,931	$90,574	$4,516		$668,120,021

(a)	A security with a market value of $0 transferred from Level 2 to 3 since the beginning of the period due to inactive trading.
(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	11,789,678	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$11,789,678

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	32,779,582	—	—	32,779,582
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$32,779,582	$—	$—	$32,779,582

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(18,260,247)	—	—	(18,260,247)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(18,260,247)	$—	$—	$(18,260,247)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $509,549,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$11,789,678	(c)	$—	$—	$11,789,678

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$78,747,550
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$104,137,937

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,873,797
Aggregate gross unrealized depreciation	(19,444,788)

Net unrealized appreciation	$229,429,009

Federal income tax cost of investments	$426,901,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $424,103,699)	$656,330,343
Cash	473,159,630
Cash held as collateral at broker	22,213,500
Receivable for securities sold	50,907,026
Due from broker for futures variation margin	3,481,029
Dividends, interest and other receivables	746,137
Other assets	11,257

Total assets	1,206,848,922

LIABILITIES
Payable for securities purchased	49,555,780
Investment management fees payable	419,562
Payable to Separate Accounts for Trust shares redeemed	331,953
Administrative fees payable	155,970
Trustees’ fees payable	1,607
Accrued expenses	125,771

Total liabilities	50,590,643

NET ASSETS	$1,156,258,279

Net assets were comprised of:
Paid in capital	$825,510,948
Accumulated undistributed net investment income (loss)	1,579,492
Accumulated undistributed net realized gain (loss) on investments and futures	85,151,517
Net unrealized appreciation (depreciation) on investments and futures	244,016,322

Net assets	$1,156,258,279

Class IA
Net asset value, offering and redemption price per share, $1,700 / 126 shares outstanding (unlimited amount authorized: $0.01 par value)†	$13.46

Class K
Net asset value, offering and redemption price per share, $1,156,256,579 / 85,777,748 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.48

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,974 foreign withholding tax)	$4,585,876
Interest	234,677

Total income	4,820,553

EXPENSES
Investment management fees	2,549,797
Administrative fees	866,049
Printing and mailing expenses	62,492
Custodian fees	48,318
Professional fees	25,283
Trustees’ fees	16,814
Distribution fees – Class IA	2
Miscellaneous	17,489

Total expenses	3,586,244

NET INVESTMENT INCOME (LOSS)	1,234,309

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	39,286,761
Futures	32,779,582

Net realized gain (loss)	72,066,343

Change in unrealized appreciation (depreciation) on:
Investments	(24,117,340)
Futures	(18,260,247)

Net change in unrealized appreciation (depreciation)	(42,377,587)

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,688,756

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,923,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,234,309	$1,514,799
Net realized gain (loss) on investments and futures	72,066,343	225,315,620
Net change in unrealized appreciation (depreciation) on investments and futures	(42,377,587)	167,551,106

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,923,065	394,381,525

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(1,841,680)

Distributions from net realized capital gains
Class IA	—	(278)
Class K	—	(216,741,790)

	—	(216,742,068)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(218,583,748)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of distributions [ 0 and 22 shares, respectively ]	—	278
Capital shares repurchased [ 0 and (11,469) shares, respectively ]	—	(140,652)

Total Class IA transactions	—	(140,374)

Class K
Capital shares sold [ 38,339 and 335,669 shares, respectively ]	482,575	4,570,222
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,020,912 shares, respectively ]	—	218,583,470
Capital shares repurchased [ (11,038,558) and (16,515,287) shares, respectively ]	(143,309,518)	(231,309,215)

Total Class K transactions	(142,826,943)	(8,155,523)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(142,826,943)	(8,295,897)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(111,903,878)	167,501,880
NET ASSETS:
Beginning of period	1,268,162,157	1,100,660,277

End of period (a)	$1,156,258,279	$1,268,162,157

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,579,492	$345,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,					August 28, 2009* to December 31, 2009
Class IA			2013		2012	2011	2010
Net asset value, beginning of period	$13.10		$11.47		$9.95	$12.05	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	(0.06	)†(e)	0.01 (e)	0.01 (e)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	0.37		4.31		1.53	(1.47)	2.41	0.51

Total from investment operations	0.36		4.25		1.54	(1.46)	2.44	0.53

Less distributions:
Dividends from net investment income	—		—		(0.01)	(0.01)	(0.02)	(0.01)
Distributions from net realized gains	—		(2.62)		(0.01)	(0.63)	(0.89)	—

Total dividends and distributions	—		(2.62)		(0.02)	(0.64)	(0.91)	(0.01)

Net asset value, end of period	$13.46		$13.10		$11.47	$9.95	$12.05	$10.52

Total return (b)	2.75%		37.87%		15.52%	(11.99)%	23.97%	5.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2		$2		$133	$115	$1,249,913	$756,227
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.92%		0.89%		0.90%	0.60%	0.62%	0.65%
Before reimbursements (a)(f)	0.92%		0.89%		0.90%	0.63%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	(0.11)%		(0.49)%		0.08%	0.05%	0.24%	0.50%
Before reimbursements (a)(f)	(0.11)%		(0.49)%		0.08%	0.02%	0.21%	0.50%
Portfolio turnover rate (z)	12%		13%		17%	24%	23%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K	(Unaudited)	2013	2012
Net asset value, beginning of period	$13.10	$11.47	$9.95	$9.73

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	0.04 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	0.37	4.26	1.53	0.22

Total from investment operations	0.38	4.28	1.57	0.23

Less distributions:
Dividends from net investment income	—	(0.03)	(0.04)	(0.01)
Distributions from net realized gains	—	(2.62)	(0.01)	—

Total dividends and distributions	—	(2.65)	(0.05)	(0.01)

Net asset value, end of period	$13.48	$13.10	$11.47	$9.95

Total return (b)	2.90%	38.16%	15.82%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,156,257	$1,268,161	$1,100,528	$1,066,740
Ratio of expenses to average net assets:
After reimbursements (a)(f)	0.63%	0.64%	0.65%	0.62%
Before reimbursements (a)(f)	0.63%	0.64%	0.65%	0.62%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)(f)	0.22%	0.12%	0.33%	0.20%
Before reimbursements (a)(f)	0.22%	0.12%	0.33%	0.21%
Portfolio turnover rate (z)	12%	13%	17%	24%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Government Securities	31.5%
Exchange Traded Funds	10.7
Financials	6.6
Information Technology	4.8
Health Care	4.2
Consumer Discretionary	4.1
Industrials	3.9
Consumer Staples	3.5
Energy	3.3
Materials	1.7
Utilities	1.2
Telecommunication Services	1.1
Cash and Other	23.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,038.20	$5.86
Hypothetical (5% average return before expenses)	1,000.00	1,019.04	5.81

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.16%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (4.1%)
Auto Components (0.2%)
Aisin Seiki Co., Ltd.	2,800	$111,386
BorgWarner, Inc.	4,960	323,342
Bridgestone Corp.	9,600	335,936
Cie Generale des Etablissements Michelin	2,746	328,106
Continental AG	1,626	376,609
Delphi Automotive plc	6,133	421,583
Denso Corp.	7,200	343,636
GKN plc	24,232	150,580
Goodyear Tire & Rubber Co.	5,300	147,234
Johnson Controls, Inc.	14,895	743,707
Koito Manufacturing Co., Ltd.	1,000	25,616
NGK Spark Plug Co., Ltd.	3,000	84,636
NHK Spring Co., Ltd.	2,000	18,755
NOK Corp.	1,400	28,123
Nokian Renkaat Oyj	1,675	65,367
Pirelli & C. S.p.A.	3,514	56,393
Stanley Electric Co., Ltd.	2,100	54,747
Sumitomo Rubber Industries Ltd.	2,500	36,079
Toyoda Gosei Co., Ltd.	1,000	20,769
Toyota Industries Corp.	2,400	123,903
Valeo S.A.	1,116	149,895
Yokohama Rubber Co., Ltd.	3,000	25,942

		3,972,344

Automobiles (0.6%)
Bayerische Motoren Werke (BMW) AG	4,892	620,426
Bayerische Motoren Werke (BMW) AG (Preference)	802	76,883
Daihatsu Motor Co., Ltd.	3,000	53,334
Daimler AG (Registered)	14,226	1,332,409
Fiat S.p.A.*	12,936	127,713
Ford Motor Co.	85,940	1,481,605
Fuji Heavy Industries Ltd.	9,000	249,198
General Motors Co.	28,350	1,029,105
Harley-Davidson, Inc.	4,800	335,280
Honda Motor Co., Ltd.	24,106	841,646
Isuzu Motors Ltd.	17,000	112,433
Mazda Motor Corp.	39,000	182,864
Mitsubishi Motors Corp.	8,700	96,013
Nissan Motor Co., Ltd.	36,700	348,144
Peugeot S.A.*	7,525	111,231
Porsche Automobil Holding SE (Preference)	2,263	235,782
Renault S.A.	2,840	256,778
Suzuki Motor Corp.	5,400	169,135
Toyota Motor Corp.	40,771	2,448,554
Volkswagen AG	436	112,716
Volkswagen AG (Preference)	2,409	632,680
Yamaha Motor Co., Ltd.	3,900	67,101

		10,921,030

Distributors (0.0%)
Genuine Parts Co.	3,385	297,203
Jardine Cycle & Carriage Ltd.	1,467	52,073

		349,276

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	1,000	$43,384
Graham Holdings Co., Class B	91	65,348
H&R Block, Inc.	5,870	196,762

		305,494

Hotels, Restaurants & Leisure (0.5%)
Accor S.A.	2,527	131,454
Carnival Corp.	9,455	355,981
Carnival plc	2,715	102,594
Chipotle Mexican Grill, Inc.*	711	421,275
Compass Group plc	26,480	460,883
Crown Resorts Ltd.	5,381	76,719
Darden Restaurants, Inc.	2,815	130,250
Flight Centre Travel Group Ltd.	817	34,244
Galaxy Entertainment Group Ltd.	34,357	274,842
Genting Singapore plc	90,000	95,998
InterContinental Hotels Group plc	3,821	158,315
Marriott International, Inc., Class A	4,870	312,167
McDonald’s Corp.	21,695	2,185,554
McDonald’s Holdings Co. Japan Ltd.	1,008	28,308
MGM China Holdings Ltd.	14,036	48,716
Oriental Land Co., Ltd.	800	137,051
Sands China Ltd.	35,743	270,019
Shangri-La Asia Ltd.	20,000	31,327
SJM Holdings Ltd.	28,719	71,961
Sodexo S.A.	1,393	149,829
Starbucks Corp.	16,465	1,274,062
Starwood Hotels & Resorts Worldwide, Inc.	4,150	335,403
Tabcorp Holdings Ltd.	11,144	35,308
Tatts Group Ltd.	20,938	64,561
TUI Travel plc	7,433	50,629
Whitbread plc	2,681	202,296
William Hill plc	12,814	71,930
Wyndham Worldwide Corp.	2,850	215,802
Wynn Macau Ltd.	22,994	90,191
Wynn Resorts Ltd.	1,745	362,192
Yum! Brands, Inc.	9,730	790,076

		8,969,937

Household Durables (0.2%)
Casio Computer Co., Ltd.	3,100	44,983
D.R. Horton, Inc.	6,185	152,027
Electrolux AB	3,555	89,919
Garmin Ltd.	2,680	163,212
Harman International Industries, Inc.	1,450	155,773
Husqvarna AB, Class B	6,022	46,822
Iida Group Holdings Co., Ltd.	2,393	36,354
Leggett & Platt, Inc.	3,005	103,011
Lennar Corp., Class A	3,775	158,474
Mohawk Industries, Inc.*	1,350	186,759
Newell Rubbermaid, Inc.	6,160	190,898
Nikon Corp.	5,000	78,723
Panasonic Corp.	32,600	397,102
Persimmon plc*	4,485	97,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Persimmon plc (Interim CREST Entitlements)*†(b)	4,485	$5,373
PulteGroup, Inc.	7,435	149,890
Rinnai Corp.	600	57,924
Sekisui Chemical Co., Ltd.	6,000	69,473
Sekisui House Ltd.	8,000	109,689
Sharp Corp.*	22,000	70,579
Sony Corp.	15,300	254,031
Techtronic Industries Co.	20,278	65,017
Whirlpool Corp.	1,765	245,723

		2,929,467

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	8,146	2,645,658
ASOS plc*	802	40,627
Expedia, Inc.	2,227	175,398
Netflix, Inc.*	1,328	585,117
Priceline Group, Inc.*	1,179	1,418,337
Rakuten, Inc.	11,739	151,684
TripAdvisor, Inc.*	2,457	266,978

		5,283,799

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,600	60,878
Hasbro, Inc.	2,525	133,951
Mattel, Inc.	7,310	284,871
Sankyo Co., Ltd.	700	26,914
Sega Sammy Holdings, Inc.	2,700	53,118
Shimano, Inc.	1,200	133,142
Yamaha Corp.	2,500	39,509

		732,383

Media (1.0%)
Altice S.A.*	899	62,633
Axel Springer SE	585	36,007
British Sky Broadcasting Group plc	15,130	234,077
Cablevision Systems Corp. – New York Group, Class A	4,580	80,837
CBS Corp. (Non-Voting), Class B	12,195	757,797
Comcast Corp., Class A	56,760	3,046,877
Dentsu, Inc.	3,237	131,806
DIRECTV*	10,605	901,531
Discovery Communications, Inc., Class A*	4,905	364,343
Eutelsat Communications S.A.	2,277	79,117
Gannett Co., Inc.	4,950	154,984
Hakuhodo DY Holdings, Inc.	3,440	34,161
Interpublic Group of Cos., Inc.	9,035	176,273
ITV plc	56,502	172,315
J.C. Decaux S.A.	985	36,754
Kabel Deutschland Holding AG	327	47,888
Lagardere S.C.A.	1,744	56,800
News Corp., Class A*	10,786	193,501
Omnicom Group, Inc.	5,580	397,408
Pearson plc	12,101	238,989
ProSiebenSat.1 Media AG (Registered)	3,233	144,031
Publicis Groupe S.A.	2,678	227,133
REA Group Ltd.	779	31,373
Reed Elsevier N.V.	10,305	236,353
Reed Elsevier plc	17,160	276,056
RTL Group S.A.	572	$63,630
Scripps Networks Interactive, Inc., Class A	2,345	190,273
SES S.A. (FDR)	4,490	170,304
Singapore Press Holdings Ltd.	23,000	76,919
Sky Deutschland AG*	6,480	59,698
Telenet Group Holding N.V.*	769	43,825
Time Warner Cable, Inc.	6,150	905,895
Time Warner, Inc.	19,695	1,383,574
Toho Co., Ltd.	1,700	39,872
Twenty-First Century Fox, Inc., Class A	42,735	1,502,135
Viacom, Inc., Class B	8,800	763,224
Walt Disney Co.	35,606	3,052,858
Wolters Kluwer N.V.	4,461	132,065
WPP plc	19,881	433,470

		16,936,786

Multiline Retail (0.2%)
Dollar General Corp.*	6,410	367,678
Dollar Tree, Inc.*	4,470	243,436
Don Quijote Holdings Co., Ltd.	900	50,195
Family Dollar Stores, Inc.	2,110	139,556
Harvey Norman Holdings Ltd.	7,848	22,941
Isetan Mitsukoshi Holdings Ltd.	4,900	63,847
J. Front Retailing Co., Ltd.	7,000	49,129
Kohl’s Corp.	4,350	229,158
Macy’s, Inc.	7,960	461,839
Marks & Spencer Group plc	24,106	175,416
Marui Group Co., Ltd.	3,500	33,616
Next plc	2,291	253,873
Nordstrom, Inc.	3,080	209,224
Takashimaya Co., Ltd.	3,000	29,110
Target Corp.	13,800	799,710

		3,128,728

Specialty Retail (0.6%)
ABC-Mart, Inc.	400	21,401
AutoNation, Inc.*	1,410	84,149
AutoZone, Inc.*	755	404,861
Bed Bath & Beyond, Inc.*	4,615	264,809
Best Buy Co., Inc.	5,885	182,494
CarMax, Inc.*	4,860	252,768
Fast Retailing Co., Ltd.	800	263,205
GameStop Corp., Class A	2,485	100,568
Gap, Inc.	5,745	238,820
Hennes & Mauritz AB, Class B	14,028	613,058
Hikari Tsushin, Inc.	300	22,654
Home Depot, Inc.	30,685	2,484,257
Inditex S.A.	3,224	496,204
Kingfisher plc	35,110	215,713
L Brands, Inc.	5,255	308,258
Lowe’s Cos., Inc.	22,715	1,090,093
Nitori Holdings Co., Ltd.	1,050	57,421
O’Reilly Automotive, Inc.*	2,315	348,639
PetSmart, Inc.	2,240	133,952
Ross Stores, Inc.	4,740	313,456
Sanrio Co., Ltd.	700	20,336
Shimamura Co., Ltd.	400	39,327
Sports Direct International plc*	3,979	48,110
Staples, Inc.	14,320	155,229
Tiffany & Co.	2,450	245,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

TJX Cos., Inc.	15,470	$822,230
Tractor Supply Co.	3,054	184,462
Urban Outfitters, Inc.*	2,310	78,217
USS Co., Ltd.	3,240	55,298
Yamada Denki Co., Ltd.	12,850	45,791

		9,591,392

Textiles, Apparel & Luxury Goods (0.4%)
adidas AG	3,092	313,180
Asics Corp.	2,000	46,651
Burberry Group plc	6,555	166,366
Christian Dior S.A.	806	160,361
Cie Financiere Richemont S.A. (Registered)	7,713	809,308
Coach, Inc.	6,100	208,559
Fossil Group, Inc.*	1,106	115,599
Hugo Boss AG	469	70,096
Kering	1,119	245,389
Li & Fung Ltd.	86,000	127,385
Luxottica Group S.p.A.	2,470	142,965
LVMH Moet Hennessy Louis Vuitton S.A.	4,126	795,482
Michael Kors Holdings Ltd.*	3,963	351,320
NIKE, Inc., Class B	16,260	1,260,963
Pandora A/S	1,539	118,008
PVH Corp.	1,752	204,283
Ralph Lauren Corp.	1,329	213,557
Swatch Group AG	456	275,359
Swatch Group AG (Registered)	734	81,528
Under Armour, Inc., Class A*	3,542	210,714
VF Corp.	7,620	480,060
Yue Yuen Industrial Holdings Ltd.	10,500	35,156

		6,432,289

Total Consumer Discretionary		69,552,925

Consumer Staples (3.5%)
Beverages (0.8%)
Anheuser-Busch InBev N.V.	11,879	1,364,710
Asahi Group Holdings Ltd.	5,700	178,925
Brown-Forman Corp., Class B	3,542	333,550
Carlsberg A/S, Class B	1,581	170,300
Coca-Cola Amatil Ltd.	8,461	75,475
Coca-Cola Co.	82,680	3,502,325
Coca-Cola Enterprises, Inc.	5,265	251,562
Coca-Cola HBC AG (CDI)*	2,960	67,982
Constellation Brands, Inc., Class A*	3,600	317,268
Diageo plc	37,105	1,184,938
Dr. Pepper Snapple Group, Inc.	4,320	253,066
Heineken Holding N.V.	1,490	97,963
Heineken N.V.	3,405	244,453
Kirin Holdings Co., Ltd.	12,000	173,298
Molson Coors Brewing Co., Class B	3,455	256,223
Monster Beverage Corp.*	2,930	208,118
PepsiCo, Inc.	33,450	2,988,423
Pernod-Ricard S.A.	3,138	376,835
Remy Cointreau S.A.	358	32,937
SABMiller plc	14,239	825,609

Suntory Beverage & Food Ltd.	2,055	$80,634
Treasury Wine Estates Ltd.	9,562	45,172

		13,029,766

Food & Staples Retailing (0.8%)
Aeon Co., Ltd.	9,300	114,385
Carrefour S.A.	9,093	335,431
Casino Guichard Perrachon S.A.	836	110,845
Colruyt S.A.	1,098	55,780
Costco Wholesale Corp.	9,575	1,102,657
CVS Caremark Corp.	25,910	1,952,837
Delhaize Group S.A.	1,514	102,433
Distribuidora Internacional de Alimentacion S.A.	9,138	84,135
FamilyMart Co., Ltd.	900	38,779
J Sainsbury plc	18,266	98,627
Jeronimo Martins SGPS S.A.	3,719	61,185
Koninklijke Ahold N.V.	13,747	258,074
Kroger Co.	11,305	558,806
Lawson, Inc.	1,000	75,021
Metcash Ltd.	13,125	32,673
Metro AG*	2,395	104,386
Olam International Ltd.	18,000	37,244
Safeway, Inc.	5,280	181,315
Seven & I Holdings Co., Ltd.	11,100	467,645
Sysco Corp.	12,650	473,742
Tesco plc	119,628	581,847
Walgreen Co.	18,955	1,405,134
Wal-Mart Stores, Inc.	35,301	2,650,046
Wesfarmers Ltd.	16,892	666,441
Whole Foods Market, Inc.	8,040	310,585
WM Morrison Supermarkets plc	31,051	97,460
Woolworths Ltd.	18,538	615,660

		12,573,173

Food Products (0.8%)
Ajinomoto Co., Inc.	8,466	132,708
Archer-Daniels-Midland Co.	14,275	629,670
Aryzta AG*	1,289	122,098
Associated British Foods plc	5,264	274,679
Barry Callebaut AG (Registered)*	33	44,841
Calbee, Inc.	1,076	29,676
Campbell Soup Co.	3,840	175,910
ConAgra Foods, Inc.	9,165	272,017
Danone S.A.	8,618	640,066
General Mills, Inc.	13,835	726,891
Golden Agri-Resources Ltd.	104,000	46,291
Hershey Co.	3,325	323,755
Hormel Foods Corp.	2,895	142,868
J.M. Smucker Co.	2,260	240,848
Kellogg Co.	5,580	366,606
Kerry Group plc, Class A	2,337	175,016
Keurig Green Mountain, Inc.	2,836	353,394
Kikkoman Corp.	2,000	41,656
Kraft Foods Group, Inc.	12,935	775,453
Lindt & Spruengli AG	14	71,263
Lindt & Spruengli AG (Registered)	2	123,545
McCormick & Co., Inc. (Non-Voting)	2,850	204,032
Mead Johnson Nutrition Co.	4,355	405,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

MEIJI Holdings Co., Ltd.	900	$59,612
Mondelez International, Inc., Class A	38,205	1,436,890
Nestle S.A. (Registered)	47,648	3,691,269
NH Foods Ltd.	2,000	39,070
Nisshin Seifun Group, Inc.	2,700	32,223
Nissin Foods Holdings Co., Ltd.	900	46,286
Orkla ASA	12,043	107,298
Tate & Lyle plc	6,881	80,608
Toyo Suisan Kaisha Ltd.	1,000	30,848
Tyson Foods, Inc., Class A	5,830	218,858
Unilever N.V. (CVA)	24,069	1,053,163
Unilever plc	18,964	860,382
Wilmar International Ltd.	28,000	71,634
Yakult Honsha Co., Ltd.	1,300	65,831
Yamazaki Baking Co., Ltd.	842	10,514

		14,123,524

Household Products (0.5%)
Clorox Co.	2,795	255,463
Colgate-Palmolive Co.	19,110	1,302,920
Henkel AG & Co. KGaA	1,728	173,912
Henkel AG & Co. KGaA (Preference)	2,633	304,401
Kimberly-Clark Corp.	8,320	925,350
Procter & Gamble Co.	59,250	4,656,458
Reckitt Benckiser Group plc	9,576	835,807
Svenska Cellulosa AB S.C.A., Class B	8,670	225,913
Unicharm Corp.	1,900	113,225

		8,793,449

Personal Products (0.1%)
Avon Products, Inc.	9,390	137,188
Beiersdorf AG	1,490	144,185
Estee Lauder Cos., Inc., Class A	5,590	415,113
Kao Corp.	7,600	299,109
L’Oreal S.A.	3,554	612,448
Shiseido Co., Ltd.	5,300	96,630

		1,704,673

Tobacco (0.5%)
Altria Group, Inc.	43,545	1,826,277
British American Tobacco plc	27,875	1,659,189
Imperial Tobacco Group plc	14,225	640,265
Japan Tobacco, Inc.	16,253	592,491
Lorillard, Inc.	7,975	486,236
Philip Morris International, Inc.	34,905	2,942,840
Reynolds American, Inc.	6,825	411,889
Swedish Match AB	2,985	103,647

		8,662,834

Total Consumer Staples		58,887,419

Energy (3.3%)
Energy Equipment & Services (0.6%)
Aker Solutions ASA	2,227	38,703
AMEC plc	4,405	91,595
Baker Hughes, Inc.	9,655	718,815
Cameron International Corp.*	5,130	347,352
Diamond Offshore Drilling, Inc.	1,480	73,452
Ensco plc, Class A	5,030	279,517

FMC Technologies, Inc.*	5,120	$312,678
Fugro N.V. (CVA)	1,097	62,811
Halliburton Co.	18,415	1,307,649
Helmerich & Payne, Inc.	2,380	276,342
Nabors Industries Ltd.	5,630	165,353
National Oilwell Varco, Inc.	9,310	766,679
Noble Corp. plc	5,495	184,412
Petrofac Ltd.	3,834	78,935
Rowan Cos., plc, Class A	2,690	85,892
Saipem S.p.A.*	3,913	105,554
Schlumberger Ltd.	28,700	3,385,165
Seadrill Ltd.	5,547	220,023
Subsea 7 S.A.	4,159	77,568
Technip S.A.	1,512	165,403
Tenaris S.A.	6,978	164,346
Transocean Ltd.	12,663	569,778
WorleyParsons Ltd.	3,058	50,202

		9,528,224

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.	11,005	1,204,717
Apache Corp.	8,735	878,916
BG Group plc	50,375	1,064,715
BP plc	272,860	2,404,442
Cabot Oil & Gas Corp.	9,140	312,040
Caltex Australia Ltd.	1,995	40,577
Chesapeake Energy Corp.	11,010	342,191
Chevron Corp.	41,930	5,473,961
Cimarex Energy Co.	1,941	278,456
ConocoPhillips Co.	26,670	2,286,419
CONSOL Energy, Inc.	4,960	228,507
Delek Group Ltd.	70	28,967
Denbury Resources, Inc.	7,910	146,019
Devon Energy Corp.	8,310	659,814
Eni S.p.A.	37,588	1,028,356
EOG Resources, Inc.	12,010	1,403,489
EQT Corp.	3,335	356,511
Exxon Mobil Corp.	95,173	9,582,018
Galp Energia SGPS S.A., Class B	5,698	104,394
Hess Corp.	6,220	615,096
Idemitsu Kosan Co., Ltd.	1,300	28,244
INPEX Corp.	12,964	197,074
JX Holdings, Inc.	33,000	176,556
Kinder Morgan, Inc.	14,630	530,484
Koninklijke Vopak N.V.	1,039	50,790
Lundin Petroleum AB*	3,288	66,532
Marathon Oil Corp.	15,170	605,586
Marathon Petroleum Corp.	6,530	509,797
Murphy Oil Corp.	3,855	256,280
Neste Oil Oyj	1,895	36,976
Newfield Exploration Co.*	2,905	128,401
Noble Energy, Inc.	7,800	604,188
Occidental Petroleum Corp.	17,555	1,801,670
OMV AG	2,176	98,327
ONEOK, Inc.	4,460	303,637
Origin Energy Ltd.	16,271	224,311
Peabody Energy Corp.	5,825	95,239
Phillips 66	13,110	1,054,437
Pioneer Natural Resources Co.	3,180	730,796
QEP Resources, Inc.	3,820	131,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Range Resources Corp.	3,535	$307,368
Repsol S.A.	12,721	335,487
Royal Dutch Shell plc, Class A	57,595	2,383,869
Royal Dutch Shell plc, Class B	36,131	1,572,145
Santos Ltd.	14,364	193,145
Showa Shell Sekiyu KK	2,800	31,813
Southwestern Energy Co.*	7,600	345,724
Spectra Energy Corp.	14,570	618,934
Statoil ASA	16,490	506,487
Tesoro Corp.	2,855	167,503
TonenGeneral Sekiyu KK	4,000	37,984
Total S.A.	31,618	2,285,085
Tullow Oil plc	13,448	196,432
Valero Energy Corp.	11,735	587,923
Williams Cos., Inc.	14,850	864,419
Woodside Petroleum Ltd.	9,739	377,162

		46,882,200

Total Energy		56,410,424

Financials (6.6%)
Banks (2.9%)
Aozora Bank Ltd.	17,000	55,881
Australia & New Zealand Banking Group Ltd.	40,545	1,274,652
Banca Monte dei Paschi di Siena S.p.A.*	1,467	2,842
Banco Bilbao Vizcaya Argentaria S.A.	87,165	1,111,076
Banco de Sabadell S.A.	50,386	171,932
Banco Espirito Santo S.A. (Registered)*	26,714	22,021
Banco Popolare SC*	5,067	83,467
Banco Popular Espanol S.A.	25,864	172,828
Banco Santander S.A.	174,452	1,822,633
Bank Hapoalim B.M.	15,627	90,351
Bank Leumi Le-Israel B.M.*	19,594	76,457
Bank of America Corp.	232,444	3,572,664
Bank of East Asia Ltd.	18,600	77,156
Bank of Ireland*	358,632	121,225
Bank of Kyoto Ltd.	4,415	40,138
Bank of Queensland Ltd.	5,315	61,094
Bank of Yokohama Ltd.	17,000	97,833
Bankia S.A.*	68,068	131,979
Barclays plc	241,589	879,833
BB&T Corp.	15,315	603,870
Bendigo and Adelaide Bank Ltd.	6,410	73,741
BNP Paribas S.A.	16,387	1,111,726
BOC Hong Kong Holdings Ltd.	54,500	157,866
CaixaBank S.A.	25,934	160,050
Chiba Bank Ltd.	10,000	70,579
Chugoku Bank Ltd.	2,475	38,064
Citigroup, Inc.	66,030	3,110,013
Comerica, Inc.	3,970	199,135
Commerzbank AG*	14,298	224,758
Commonwealth Bank of Australia	23,817	1,816,422
Credit Agricole S.A.	18,844	265,772
Danske Bank A/S	9,687	273,805
DBS Group Holdings Ltd.	25,000	335,833
DNB ASA	14,439	264,117

Erste Group Bank AG	4,128	$133,511
Fifth Third Bancorp	19,175	409,386
Fukuoka Financial Group, Inc.	11,000	53,097
Gunma Bank Ltd.	5,000	29,564
Hachijuni Bank Ltd.	6,000	37,135
Hang Seng Bank Ltd.	11,300	184,581
Hiroshima Bank Ltd.	7,000	33,444
Hokuhoku Financial Group, Inc.	17,000	36,247
HSBC Holdings plc	278,246	2,823,332
Huntington Bancshares, Inc./Ohio	18,005	171,768
Intesa Sanpaolo S.p.A.	185,632	567,520
Iyo Bank Ltd.	3,000	30,324
Joyo Bank Ltd.	9,000	47,974
JPMorgan Chase & Co.	81,880	4,717,926
KBC Groep N.V.*	3,700	201,390
KeyCorp.	19,500	279,435
Lloyds Banking Group plc*	843,609	1,071,986
M&T Bank Corp.	2,840	352,302
Mitsubishi UFJ Financial Group, Inc.	188,262	1,154,047
Mizrahi Tefahot Bank Ltd.	2,034	26,306
Mizuho Financial Group, Inc.	340,000	698,090
National Australia Bank Ltd.	34,778	1,074,985
Natixis S.A.	21,687	139,037
Nordea Bank AB	44,879	633,399
Oversea-Chinese Banking Corp., Ltd.	38,000	291,042
PNC Financial Services Group, Inc.	11,550	1,028,528
Raiffeisen Bank International AG	1,732	55,295
Regions Financial Corp.	30,010	318,706
Resona Holdings, Inc.	32,600	189,862
Royal Bank of Scotland Group plc*	36,670	206,094
Seven Bank Ltd.	8,798	35,955
Shinsei Bank Ltd.	24,000	54,015
Shizuoka Bank Ltd.	7,000	75,663
Skandinaviska Enskilda Banken AB, Class A	22,444	299,968
Societe Generale S.A.	11,555	605,281
Standard Chartered plc	35,865	732,870
Sumitomo Mitsui Financial Group, Inc.	18,800	787,594
Sumitomo Mitsui Trust Holdings, Inc.	49,000	223,948
SunTrust Banks, Inc./Georgia	11,570	463,494
Suruga Bank Ltd.	3,000	58,220
Svenska Handelsbanken AB, Class A	7,375	361,048
Swedbank AB, Class A	13,381	354,875
U.S. Bancorp/Minnesota	39,795	1,723,919
UniCredit S.p.A.	65,222	546,121
Unione di Banche Italiane S.c.p.A.	12,657	109,533
United Overseas Bank Ltd.	19,000	343,155
Wells Fargo & Co.	104,480	5,491,469
Westpac Banking Corp.	45,937	1,467,556
Yamaguchi Financial Group, Inc.	3,092	32,597
Zions Bancorp	4,020	118,469

		49,453,876

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (0.7%)
3i Group plc	14,357	$98,749
Aberdeen Asset Management plc	13,531	105,109
Affiliated Managers Group, Inc.*	1,226	251,820
Ameriprise Financial, Inc.	4,230	507,600
Bank of New York Mellon Corp.	25,010	937,375
BlackRock, Inc.	2,775	886,890
Charles Schwab Corp.	25,260	680,252
Credit Suisse Group AG (Registered)*	22,404	640,692
Daiwa Securities Group, Inc.	24,000	207,769
Deutsche Bank AG (Registered)	19,244	677,084
E*TRADE Financial Corp.*	6,225	132,343
Franklin Resources, Inc.	8,735	505,232
Goldman Sachs Group, Inc.	9,170	1,535,425
Hargreaves Lansdown plc	3,504	74,240
ICAP plc	8,136	52,911
Invesco Ltd.	9,640	363,910
Investec plc	8,095	74,672
Julius Baer Group Ltd.*	3,307	136,337
Legg Mason, Inc.	2,255	115,704
Macquarie Group Ltd.	4,270	240,094
Mediobanca S.p.A.*	8,906	88,780
Morgan Stanley	30,140	974,426
Nomura Holdings, Inc.	53,600	379,361
Northern Trust Corp.	4,900	314,629
Partners Group Holding AG	257	70,249
SBI Holdings, Inc.	2,986	36,549
Schroders plc	1,837	78,785
State Street Corp.	9,575	644,015
T. Rowe Price Group, Inc.	5,695	480,715
UBS AG (Registered)*	53,934	989,520

		12,281,237

Consumer Finance (0.2%)
Acom Co., Ltd.*	5,890	28,024
AEON Financial Service Co., Ltd.	1,700	44,453
American Express Co.	20,085	1,905,464
Capital One Financial Corp.	12,572	1,038,447
Credit Saison Co., Ltd.	2,200	45,779
Discover Financial Services	10,440	647,071
Navient Corp.	9,410	166,651

		3,875,889

Diversified Financial Services (0.6%)
ASX Ltd.	2,861	96,149
Berkshire Hathaway, Inc., Class B*	39,220	4,963,683
CME Group, Inc./Illinois	6,880	488,136
Deutsche Boerse AG	2,852	221,349
Eurazeo S.A.	1,292	107,475
Exor S.p.A.	1,455	59,750
First Pacific Co., Ltd.	34,939	39,039
Groupe Bruxelles Lambert S.A.	1,192	123,868
Hong Kong Exchanges and Clearing Ltd.	16,300	303,900
Industrivarden AB, Class C	1,821	35,975

ING Groep N.V. (CVA)*	56,744	$797,197
Intercontinental Exchange, Inc.	2,560	483,584
Investment AB Kinnevik, Class B	3,478	148,249
Investor AB, Class B	6,730	252,518
Japan Exchange Group, Inc.	3,854	94,919
Leucadia National Corp.	6,745	176,854
London Stock Exchange Group plc	2,604	89,442
McGraw Hill Financial, Inc.	5,860	486,556
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,270	41,766
Moody’s Corp.	4,115	360,721
NASDAQ OMX Group, Inc.	2,445	94,426
ORIX Corp.	19,380	321,199
Pargesa Holding S.A.	457	41,047
Singapore Exchange Ltd.	11,076	61,736
Wendel S.A.	820	117,448

		10,006,986

Insurance (1.2%)
ACE Ltd.	7,455	773,083
Admiral Group plc	2,856	75,711
Aegon N.V.	26,768	233,629
Aflac, Inc.	10,120	629,970
Ageas	3,278	130,774
AIA Group Ltd.	177,953	894,311
Allianz SE (Registered)	6,745	1,124,012
Allstate Corp.	9,890	580,741
American International Group, Inc.	32,094	1,751,691
AMP Ltd.	43,701	218,402
Aon plc	6,605	595,044
Assicurazioni Generali S.p.A.	17,252	378,207
Assurant, Inc.	1,565	102,586
Aviva plc	43,542	380,413
Baloise Holding AG (Registered)	702	82,723
Chubb Corp.	5,510	507,857
Cincinnati Financial Corp.	3,215	154,449
CNP Assurances S.A.	5,017	104,146
Dai-ichi Life Insurance Co., Ltd.	12,559	187,074
Delta Lloyd N.V.	2,834	71,946
Direct Line Insurance Group plc	22,162	102,330
Friends Life Group Ltd.	20,952	113,058
Genworth Financial, Inc., Class A*	10,725	186,615
Gjensidige Forsikring ASA	2,955	52,993
Hannover Rueck SE	891	80,291
Hartford Financial Services Group, Inc.	9,715	347,894
Insurance Australia Group Ltd.	34,598	190,525
Legal & General Group plc	87,430	337,261
Lincoln National Corp.	5,675	291,922
Loews Corp.	6,575	289,366
Mapfre S.A.	13,650	54,409
Marsh & McLennan Cos., Inc.	11,940	618,731
MetLife, Inc.	24,420	1,356,775
MS&AD Insurance Group Holdings, Inc.	7,500	181,161
Muenchener Rueckversicherungs AG (Registered)	2,650	587,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

NKSJ Holdings, Inc.	5,000	$134,643
Old Mutual plc	72,359	244,822
Principal Financial Group, Inc.	5,875	296,570
Progressive Corp.	12,000	304,320
Prudential Financial, Inc.	10,130	899,240
Prudential plc	37,834	868,286
QBE Insurance Group Ltd.	18,449	189,100
RSA Insurance Group plc	14,961	121,569
Sampo Oyj, Class A	6,605	334,184
SCOR SE	3,809	131,017
Sony Financial Holdings, Inc.	2,571	43,855
Standard Life plc	35,116	224,825
Suncorp Group Ltd.	19,010	242,711
Swiss Life Holding AG (Registered)*	474	112,407
Swiss Reinsurance AG*	5,204	463,008
T&D Holdings, Inc.	8,550	116,217
Tokio Marine Holdings, Inc.	10,200	335,486
Torchmark Corp.	1,962	160,727
Travelers Cos., Inc.	7,895	742,683
Tryg A/S	317	32,021
UnipolSai S.p.A.	13,303	42,771
Unum Group	5,640	196,046
Vienna Insurance Group AG Wiener Versicherung Gruppe	568	30,403
XL Group plc	6,080	198,998
Zurich Insurance Group AG*	2,201	663,427

		20,896,914

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	8,555	769,779
Apartment Investment & Management Co. (REIT), Class A	3,100	100,037
Ascendas Real Estate Investment Trust (REIT)	30,000	55,337
AvalonBay Communities, Inc. (REIT)	2,665	378,936
Boston Properties, Inc. (REIT)	3,345	395,312
British Land Co. plc (REIT)	14,153	170,156
CapitaCommercial Trust (REIT)	29,000	39,538
CapitaMall Trust (REIT)	35,000	55,438
CFS Retail Property Trust Group (REIT)	31,214	60,044
Corio N.V. (REIT)	1,017	51,943
Crown Castle International Corp. (REIT)	7,250	538,385
Dexus Property Group (REIT)	81,708	85,522
Equity Residential (REIT)	7,260	457,380
Essex Property Trust, Inc. (REIT)	1,353	250,183
Federation Centres Ltd. (REIT)	21,093	49,525
Fonciere des Regions (REIT)	966	104,735
Gecina S.A. (REIT)	713	103,977
General Growth Properties, Inc. (REIT)	11,710	275,888
Goodman Group (REIT)	25,527	121,557
GPT Group (REIT)	24,907	90,186
Hammerson plc (REIT)	10,533	104,552
HCP, Inc. (REIT)	9,900	409,662

Health Care REIT, Inc. (REIT)	6,290	$394,194
Host Hotels & Resorts, Inc. (REIT)	16,395	360,854
ICADE (REIT)	1,106	118,581
Intu Properties plc (REIT)	12,949	69,053
Japan Prime Realty Investment Corp. (REIT)	12	43,058
Japan Real Estate Investment Corp. (REIT)	18	104,832
Japan Retail Fund Investment Corp. (REIT)	35	78,703
Kimco Realty Corp. (REIT)	8,850	203,373
Klepierre S.A. (REIT)	2,599	132,441
Land Securities Group plc (REIT)	11,652	206,591
Link REIT (REIT)	34,000	182,933
Macerich Co. (REIT)	3,030	202,253
Mirvac Group (REIT)	54,548	91,813
Nippon Building Fund, Inc. (REIT)	21	122,719
Nippon Prologis REIT, Inc. (REIT)	20	46,631
Plum Creek Timber Co., Inc. (REIT)	3,785	170,704
Prologis, Inc. (REIT)	10,812	444,265
Public Storage (REIT)	3,205	549,177
Scentre Group (REIT)*	76,753	231,598
Segro plc (REIT)	10,966	64,784
Simon Property Group, Inc. (REIT)	6,790	1,129,041
Stockland Corp., Ltd. (REIT)	34,381	125,788
Unibail-Rodamco SE (REIT)	1,438	418,325
United Urban Investment Corp. (REIT)	36	58,102
Ventas, Inc. (REIT)	6,389	409,535
Vornado Realty Trust (REIT)	3,760	401,305
Westfield Corp. (REIT)	29,169	196,660
Weyerhaeuser Co. (REIT)	12,660	418,919

		11,644,304

Real Estate Management & Development (0.3%)
Aeon Mall Co., Ltd.	1,670	43,998
CapitaLand Ltd.	37,000	94,955
CapitaMalls Asia Ltd.†(b)	20,129	37,937
CBRE Group, Inc., Class A*	5,990	191,920
Cheung Kong Holdings Ltd.	20,000	354,820
City Developments Ltd.	6,000	49,226
Daito Trust Construction Co., Ltd.	1,100	129,322
Daiwa House Industry Co., Ltd.	9,000	186,565
Deutsche Wohnen AG	4,228	91,183
Global Logistic Properties Ltd.	45,714	98,988
Hang Lung Properties Ltd.	33,000	101,762
Henderson Land Development Co., Ltd.	15,180	88,823
Hulic Co., Ltd.	3,521	46,400
Hysan Development Co., Ltd.	9,000	42,153
Immofinanz AG*	14,178	50,088
Keppel Land Ltd.	10,000	27,107
Kerry Properties Ltd.	9,500	33,218
Lend Lease Group	8,095	100,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Estate Co., Ltd.	19,000	$469,069
Mitsui Fudosan Co., Ltd.	13,000	438,359
New World Development Co., Ltd.	75,854	86,322
Nomura Real Estate Holdings, Inc.	1,836	34,743
NTT Urban Development Corp.	1,701	19,142
Sino Land Co., Ltd.	44,000	72,440
Sumitomo Realty & Development Co., Ltd.	6,000	257,460
Sun Hung Kai Properties Ltd.	24,000	329,170
Swire Pacific Ltd., Class A	9,000	110,781
Swire Properties Ltd.	17,287	50,520
Swiss Prime Site AG (Registered)*	850	70,450
Tokyo Tatemono Co., Ltd.	6,000	55,496
Tokyu Fudosan Holdings Corp.	7,101	56,006
UOL Group Ltd.	6,000	31,374
Wharf Holdings Ltd.	22,000	158,392
Wheelock & Co., Ltd.	13,000	54,262

		4,062,522

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,340	101,642
People’s United Financial, Inc.	6,910	104,825

		206,467

Total Financials		112,428,195

Health Care (4.2%)
Biotechnology (0.6%)
Actelion Ltd. (Registered)*	1,511	191,175
Alexion Pharmaceuticals, Inc.*	4,250	664,063
Amgen, Inc.	16,481	1,950,856
Biogen Idec, Inc.*	5,210	1,642,765
Celgene Corp.*	18,060	1,550,993
CSL Ltd.	7,151	448,749
Gilead Sciences, Inc.*	33,440	2,772,510
Grifols S.A.	2,204	120,461
Regeneron Pharmaceuticals, Inc.*	1,700	480,199
Vertex Pharmaceuticals, Inc.*	5,073	480,312

		10,302,083

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	33,650	1,376,285
Baxter International, Inc.	11,830	855,309
Becton, Dickinson and Co.	4,245	502,184
Boston Scientific Corp.*	29,015	370,522
C.R. Bard, Inc.	1,745	249,552
CareFusion Corp.*	4,540	201,349
Cochlear Ltd.	843	49,046
Coloplast A/S, Class B	1,642	148,493
Covidien plc	9,985	900,447
DENTSPLY International, Inc.	3,055	144,654
Edwards Lifesciences Corp.*	2,349	201,638
Elekta AB, Class B	5,445	69,269
Essilor International S.A.	3,014	319,642
Getinge AB, Class B	2,957	77,714
Intuitive Surgical, Inc.*	827	340,559
Medtronic, Inc.	21,740	1,386,142
Olympus Corp.*	3,500	120,576

Smith & Nephew plc	13,206	$234,822
Sonova Holding AG (Registered)	794	121,141
St. Jude Medical, Inc.	6,345	439,391
Stryker Corp.	6,385	538,383
Sysmex Corp.	2,200	82,632
Terumo Corp.	4,500	100,612
Varian Medical Systems, Inc.*	2,270	188,728
William Demant Holding A/S*	335	30,418
Zimmer Holdings, Inc.	3,770	391,552

		9,441,060

Health Care Providers & Services (0.5%)
Aetna, Inc.	7,967	645,964
Alfresa Holdings Corp.	700	45,121
AmerisourceBergen Corp.	4,985	362,210
Cardinal Health, Inc.	7,470	512,143
Celesio AG*	751	26,737
Cigna Corp.	5,985	550,440
DaVita HealthCare Partners, Inc.*	3,810	275,539
Express Scripts Holding Co.*	17,539	1,215,979
Fresenius Medical Care AG & Co. KGaA	3,197	214,899
Fresenius SE & Co. KGaA	1,860	277,357
Humana, Inc.	3,420	436,802
Laboratory Corp. of America Holdings*	1,915	196,096
McKesson Corp.	4,995	930,119
Medipal Holdings Corp.	1,900	26,933
Miraca Holdings, Inc.	800	38,774
Patterson Cos., Inc.	1,725	68,155
Quest Diagnostics, Inc.	3,185	186,928
Ramsay Health Care Ltd.	1,941	83,277
Ryman Healthcare Ltd.	5,513	41,270
Sonic Healthcare Ltd.	5,625	91,920
Suzuken Co., Ltd.	1,100	40,936
Tenet Healthcare Corp.*	2,142	100,546
UnitedHealth Group, Inc.	21,885	1,789,099
WellPoint, Inc.	6,435	692,470

		8,849,714

Health Care Technology (0.0%)
Cerner Corp.*	6,400	330,112
M3, Inc.	2,865	45,589

		375,701

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	7,180	412,419
Lonza Group AG (Registered)*	782	85,096
PerkinElmer, Inc.	2,370	111,011
QIAGEN N.V.*	3,542	85,846
Thermo Fisher Scientific, Inc.	8,665	1,022,470
Waters Corp.*	1,915	200,002

		1,916,844

Pharmaceuticals (2.4%)
AbbVie, Inc.	34,670	1,956,775
Actavis plc*	3,855	859,858
Allergan, Inc.	6,530	1,105,007
Astellas Pharma, Inc.	32,000	420,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

AstraZeneca plc	18,631	$1,383,972
Bayer AG (Registered)	12,219	1,725,852
Bristol-Myers Squibb Co.	35,855	1,739,326
Chugai Pharmaceutical Co., Ltd.	3,300	93,001
Daiichi Sankyo Co., Ltd.	9,400	175,371
Eisai Co., Ltd.	3,700	155,005
Eli Lilly and Co.	21,620	1,344,115
Forest Laboratories, Inc.*	5,190	513,810
GlaxoSmithKline plc	71,790	1,921,552
Hisamitsu Pharmaceutical Co., Inc.	900	40,245
Hospira, Inc.*	3,570	183,391
Johnson & Johnson	61,490	6,433,084
Kyowa Hakko Kirin Co., Ltd.	3,000	40,600
Merck & Co., Inc.	63,660	3,682,731
Merck KGaA	1,910	165,788
Mitsubishi Tanabe Pharma Corp.	3,000	44,924
Mylan, Inc.*	8,315	428,721
Novartis AG (Registered)	33,987	3,077,533
Novo Nordisk A/S, Class B	29,422	1,354,152
Ono Pharmaceutical Co., Ltd.	1,300	114,466
Orion Oyj, Class B	1,466	54,661
Otsuka Holdings Co., Ltd.	5,770	178,844
Perrigo Co. plc	2,930	427,077
Pfizer, Inc.	141,174	4,190,044
Roche Holding AG	10,381	3,096,273
Sanofi S.A.	17,611	1,870,822
Santen Pharmaceutical Co., Ltd.	1,100	61,892
Shionogi & Co., Ltd.	4,400	91,818
Shire plc	8,686	679,341
Sumitomo Dainippon Pharma Co. Ltd.	2,300	26,450
Taisho Pharmaceutical Holdings Co., Ltd.	466	33,994
Takeda Pharmaceutical Co., Ltd.	11,700	542,701
Teva Pharmaceutical Industries Ltd.	12,620	667,133
UCB S.A.	1,672	141,558
Zoetis, Inc.	10,888	351,356

		41,373,676

Total Health Care		72,259,078

Industrials (3.9%)
Aerospace & Defense (0.7%)
Airbus Group N.V.	8,680	581,678
BAE Systems plc	47,017	348,333
Boeing Co.	15,035	1,912,903
Cobham plc	15,936	85,173
Finmeccanica S.p.A.*	5,980	56,869
General Dynamics Corp.	7,325	853,729
Honeywell International, Inc.	17,150	1,594,092
L-3 Communications Holdings, Inc.	1,980	239,085
Lockheed Martin Corp.	5,840	938,663
Meggitt plc	11,782	102,028
Northrop Grumman Corp.	4,860	581,402
Precision Castparts Corp.	3,215	811,466
Raytheon Co.	6,970	642,983
Rockwell Collins, Inc.	2,895	226,215

Rolls-Royce Holdings plc*	27,783	$508,286
Rolls-Royce Holdings plc (Preference)*†(b)	3,712,336	6,353
Safran S.A.	4,006	262,285
Singapore Technologies Engineering Ltd.	22,000	67,046
Textron, Inc.	6,045	231,463
Thales S.A.	1,368	82,749
United Technologies Corp.	18,375	2,121,394
Zodiac Aerospace	2,748	93,017

		12,347,212

Air Freight & Logistics (0.2%)
Bollore S.A.	81	52,573
C.H. Robinson Worldwide, Inc.	3,310	211,145
Deutsche Post AG (Registered)	14,291	516,809
Expeditors International of Washington, Inc.	4,395	194,083
FedEx Corp.	6,545	990,782
Royal Mail plc*	9,604	82,017
TNT Express N.V.	6,464	58,506
Toll Holdings Ltd.	10,066	48,408
United Parcel Service, Inc., Class B	15,555	1,596,876
Yamato Holdings Co., Ltd.	5,400	111,886

		3,863,085

Airlines (0.1%)
ANA Holdings, Inc.	17,000	40,107
Cathay Pacific Airways Ltd.	17,060	31,873
Delta Air Lines, Inc.	18,638	721,663
Deutsche Lufthansa AG (Registered)	3,407	73,150
easyJet plc	2,345	54,781
International Consolidated Airlines Group S.A.*	15,005	95,150
Japan Airlines Co., Ltd.	885	48,922
Qantas Airways Ltd.*	15,901	18,892
Ryanair Holdings plc (ADR)*	210	11,718
Singapore Airlines Ltd.	8,000	66,533
Southwest Airlines Co.	15,175	407,601

		1,570,390

Building Products (0.1%)
Allegion plc	1,938	109,846
Asahi Glass Co., Ltd.	15,000	88,396
Assa Abloy AB, Class B	4,937	251,226
Cie de Saint-Gobain S.A.	6,563	370,298
Daikin Industries Ltd.	3,500	220,838
Geberit AG (Registered)	559	196,230
LIXIL Group Corp.	4,000	107,951
Masco Corp.	7,720	171,384
TOTO Ltd.	4,000	53,897

		1,570,066

Commercial Services & Supplies (0.2%)
ADT Corp.	3,925	137,139
Aggreko plc	3,782	106,796
Babcock International Group plc	7,408	147,319
Brambles Ltd.	23,080	200,005
Cintas Corp.	2,170	137,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Dai Nippon Printing Co., Ltd.	8,000	$83,550
Edenred	3,054	92,607
G4S plc	22,925	100,125
Iron Mountain, Inc.	3,663	129,853
Park24 Co., Ltd.	1,500	27,274
Pitney Bowes, Inc.	4,325	119,457
Republic Services, Inc.	5,810	220,606
Secom Co., Ltd.	3,100	189,418
Securitas AB, Class B	4,627	54,881
Societe BIC S.A.	422	57,738
Stericycle, Inc.*	1,915	226,774
Toppan Printing Co., Ltd.	8,000	61,912
Tyco International Ltd.	10,070	459,192
Waste Management, Inc.	9,510	425,382

		2,977,910

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	2,578	117,904
Bouygues S.A.	2,983	124,132
Chiyoda Corp.	2,000	24,224
Ferrovial S.A.	5,961	132,762
Fluor Corp.	3,550	272,995
Hochtief AG	342	29,601
Jacobs Engineering Group, Inc.*	2,840	151,315
JGC Corp.	3,471	105,461
Kajima Corp.	12,000	53,068
Koninklijke Boskalis Westminster N.V.	1,281	73,469
Leighton Holdings Ltd.	1,501	27,925
Obayashi Corp.	9,000	64,232
OCI*	1,246	48,625
Quanta Services, Inc.*	4,685	162,007
Shimizu Corp.	9,000	63,699
Skanska AB, Class B	5,615	128,157
Taisei Corp.	14,595	80,823
Vinci S.A.	7,138	533,664

		2,194,063

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	32,491	748,158
Alstom S.A.	3,193	116,409
AMETEK, Inc.	5,337	279,018
Eaton Corp. plc	10,355	799,199
Emerson Electric Co.	15,335	1,017,631
Fuji Electric Co., Ltd.	8,000	37,905
Legrand S.A.	3,925	240,160
Mabuchi Motor Co., Ltd.	400	30,324
Mitsubishi Electric Corp.	29,000	357,830
Nidec Corp.	3,000	184,078
OSRAM Licht AG*	1,315	66,326
Prysmian S.p.A.	3,012	68,052
Rockwell Automation, Inc.	3,085	386,119
Schneider Electric SE	7,702	725,061
Sumitomo Electric Industries Ltd.	11,200	157,544
Vestas Wind Systems A/S*	3,311	167,044

		5,380,858

Industrial Conglomerates (0.7%)
3M Co.	13,960	1,999,630
Danaher Corp.	13,090	1,030,576

General Electric Co.	220,510	$5,795,003
Hutchison Whampoa Ltd.	32,000	437,655
Keppel Corp., Ltd.	21,000	181,723
Koninklijke Philips N.V.	14,338	454,995
NWS Holdings Ltd.	21,000	38,963
Roper Industries, Inc.	2,165	316,112
Sembcorp Industries Ltd.	14,000	60,294
Siemens AG (Registered)	11,716	1,547,320
Smiths Group plc	5,828	129,363
Toshiba Corp.	59,000	275,475

		12,267,109

Machinery (0.7%)
Alfa Laval AB	4,649	119,816
Amada Co., Ltd.	5,000	50,837
Andritz AG	1,076	62,183
Atlas Copco AB, Class A	9,922	286,751
Atlas Copco AB, Class B	5,766	154,041
Caterpillar, Inc.	13,870	1,507,253
CNH Industrial N.V.	13,950	143,263
Cummins, Inc.	3,785	583,988
Deere & Co.	8,330	754,281
Dover Corp.	3,670	333,787
FANUC Corp.	2,836	489,067
Flowserve Corp.	3,010	223,794
GEA Group AG	2,702	127,941
Hino Motors Ltd.	3,816	52,547
Hitachi Construction Machinery Co., Ltd.	1,600	31,872
IHI Corp.	19,000	88,525
Illinois Tool Works, Inc.	8,945	783,224
IMI plc	4,029	102,532
Ingersoll-Rand plc	5,815	363,496
Joy Global, Inc.	2,280	140,402
JTEKT Corp.	3,100	52,235
Kawasaki Heavy Industries Ltd.	20,000	76,206
Komatsu Ltd.	13,800	320,395
Kone Oyj, Class B	4,619	192,780
Kubota Corp.	17,000	240,975
Kurita Water Industries Ltd.	1,500	34,751
Makita Corp.	1,800	111,228
MAN SE	521	64,385
Melrose Industries plc	15,835	70,514
Metso Oyj	1,666	63,122
Mitsubishi Heavy Industries Ltd.	45,000	280,736
Nabtesco Corp.	1,523	33,676
NGK Insulators Ltd.	4,000	90,815
NSK Ltd.	7,000	91,002
PACCAR, Inc.	7,690	483,163
Pall Corp.	2,370	202,374
Parker Hannifin Corp.	3,305	415,538
Pentair plc	4,323	311,775
Sandvik AB	15,754	215,270
Schindler Holding AG	683	103,821
Schindler Holding AG (Registered)	315	47,492
Sembcorp Marine Ltd.	12,000	39,458
SKF AB, Class B	5,851	149,306
SMC Corp.	900	240,847
Snap-on, Inc.	1,270	150,520
Stanley Black & Decker, Inc.	3,420	300,344
Sulzer AG (Registered)	355	49,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Sumitomo Heavy Industries Ltd.	8,000	$38,063
THK Co., Ltd.	1,700	40,073
Vallourec S.A.	1,610	72,101
Volvo AB, Class B	22,587	311,175
Wartsila Oyj	2,186	108,417
Weir Group plc	3,150	141,188
Xylem, Inc.	4,000	156,320
Yangzijiang Shipbuilding Holdings Ltd.	28,346	24,552
Zardoya Otis S.A.	2,472	44,004

		11,768,020

Marine (0.0%)
A. P. Moller – Maersk A/S, Class A	41	96,460
A. P. Moller – Maersk A/S, Class B	98	243,522
Kuehne + Nagel International AG (Registered)	798	106,184
Mitsui O.S.K. Lines Ltd.	16,000	59,543
Nippon Yusen KK	23,000	66,295

		572,004

Professional Services (0.1%)
Adecco S.A. (Registered)*	2,517	207,196
ALS Ltd.	5,825	48,665
Bureau Veritas S.A.	3,261	90,511
Capita plc	9,739	190,841
Dun & Bradstreet Corp.	810	89,262
Equifax, Inc.	2,660	192,956
Experian plc	14,673	248,100
Intertek Group plc	2,385	112,206
Nielsen N.V.	5,501	266,303
Randstad Holding N.V.	1,836	99,531
Robert Half International, Inc.	2,965	141,549
Seek Ltd.	4,778	71,411
SGS S.A. (Registered)	81	194,097

		1,952,628

Road & Rail (0.4%)
Asciano Ltd.	14,411	76,505
Aurizon Holdings Ltd.	31,579	148,292
Central Japan Railway Co.	2,131	303,963
ComfortDelGro Corp., Ltd.	29,000	58,144
CSX Corp.	22,090	680,593
DSV A/S	2,660	86,715
East Japan Railway Co.	5,000	393,811
Hankyu Hanshin Holdings, Inc.	17,000	96,994
Kansas City Southern	2,450	263,399
Keikyu Corp.	7,000	62,879
Keio Corp.	8,000	62,860
Keisei Electric Railway Co., Ltd.	4,467	44,491
Kintetsu Corp.	26,000	94,704
MTR Corp., Ltd.	21,000	80,880
Nagoya Railroad Co., Ltd.	12,000	47,855
Nippon Express Co., Ltd.	12,000	58,161
Norfolk Southern Corp.	6,750	695,452
Odakyu Electric Railway Co., Ltd.	9,000	86,620
Ryder System, Inc.	1,180	103,946
Tobu Railway Co., Ltd.	15,000	78,476
Tokyu Corp.	17,000	120,488

Union Pacific Corp.	20,190	$2,013,953
West Japan Railway Co.	2,434	107,158

		5,766,339

Trading Companies & Distributors (0.2%)
Brenntag AG	761	135,986
Bunzl plc	4,929	136,824
Fastenal Co.	5,900	291,991
ITOCHU Corp.	22,000	282,533
Marubeni Corp.	24,000	175,549
Mitsubishi Corp.	20,800	432,610
Mitsui & Co., Ltd.	25,700	411,991
Noble Group Ltd.	63,000	69,220
Rexel S.A.	3,978	93,036
Sumitomo Corp.	16,600	224,163
Toyota Tsusho Corp.	3,200	92,015
Travis Perkins plc	3,649	102,291
W.W. Grainger, Inc.	1,366	347,333
Wolseley plc	3,928	215,318

		3,010,860

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	5,973	137,445
Aeroports de Paris S.A.	439	57,840
Atlantia S.p.A.	6,101	173,932
Auckland International Airport Ltd.	14,071	48,048
Fraport AG Frankfurt Airport Services Worldwide	546	38,578
Groupe Eurotunnel S.A. (Registered)	6,908	93,428
Hutchison Port Holdings Trust, Class U	83,660	59,786
Kamigumi Co., Ltd.	3,000	27,600
Mitsubishi Logistics Corp.	2,000	29,949
Sydney Airport	16,045	63,847
Transurban Group	25,636	178,642

		909,095

Total Industrials		66,149,639

Information Technology (4.8%)
Communications Equipment (0.4%)
Alcatel-Lucent*	41,228	147,231
Cisco Systems, Inc.	116,520	2,895,522
F5 Networks, Inc.*	1,735	193,348
Harris Corp.	2,290	173,468
Juniper Networks, Inc.*	11,000	269,940
Motorola Solutions, Inc.	5,005	333,183
QUALCOMM, Inc.	36,855	2,918,916
Telefonaktiebolaget LM Ericsson, Class B	44,965	543,425

		7,475,033

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	3,470	334,300
Citizen Holdings Co., Ltd.	3,900	30,606
Corning, Inc.	31,495	691,315
FLIR Systems, Inc.	3,045	105,753
Fujifilm Holdings Corp.	6,800	189,625
Hamamatsu Photonics KK	1,100	53,966
Hexagon AB, Class B	3,759	121,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Hirose Electric Co., Ltd.	500	$74,281
Hitachi High-Technologies Corp.	841	20,007
Hitachi Ltd.	71,000	520,033
Hoya Corp.	6,400	212,649
Ibiden Co., Ltd.	1,700	34,233
Jabil Circuit, Inc.	3,935	82,241
Japan Display, Inc.*	5,331	32,732
Keyence Corp.	700	305,380
Kyocera Corp.	4,700	223,065
Murata Manufacturing Co., Ltd.	3,000	280,766
Nippon Electric Glass Co., Ltd.	5,000	29,120
Omron Corp.	3,000	126,450
Shimadzu Corp.	3,000	27,511
TDK Corp.	1,800	84,399
TE Connectivity Ltd.	8,940	552,849
Yaskawa Electric Corp.	3,000	36,336
Yokogawa Electric Corp.	3,100	39,199

		4,207,999

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	3,930	239,966
DeNA Co., Ltd.	1,559	21,083
eBay, Inc.*	25,335	1,268,270
Facebook, Inc., Class A*	35,826	2,410,732
Google, Inc., Class A*	6,154	3,598,059
Google, Inc., Class C*	6,154	3,540,273
Gree, Inc.	1,578	13,832
Kakaku.com, Inc.	2,177	38,144
United Internet AG (Registered)	1,720	75,778
VeriSign, Inc.*	2,790	136,180
Yahoo! Japan Corp.	21,247	98,155
Yahoo!, Inc.*	20,500	720,165

		12,160,637

IT Services (0.8%)
Accenture plc, Class A	13,860	1,120,442
Alliance Data Systems Corp.*	1,130	317,812
Amadeus IT Holding S.A., Class A	5,621	231,829
AtoS	1,161	96,721
Automatic Data Processing, Inc.	10,475	830,458
Cap Gemini S.A.	2,132	152,098
Cognizant Technology Solutions Corp., Class A*	13,300	650,503
Computer Sciences Corp.	3,235	204,452
Computershare Ltd.	6,985	82,200
Fidelity National Information Services, Inc.	6,325	346,231
Fiserv, Inc.*	5,570	335,982
Fujitsu Ltd.	27,000	202,290
International Business Machines Corp.	21,495	3,896,399
ITOCHU Techno-Solutions Corp.	400	17,393
MasterCard, Inc., Class A	22,510	1,653,810
Nomura Research Institute Ltd.	1,700	53,531
NTT Data Corp.	1,865	71,614
Otsuka Corp.	900	43,621
Paychex, Inc.	7,055	293,206
Teradata Corp.*	3,530	141,906

Total System Services, Inc.	3,615	$113,547
Visa, Inc., Class A	11,110	2,340,988
Western Union Co.	12,000	208,080
Xerox Corp.	25,205	313,550

		13,718,663

Semiconductors & Semiconductor Equipment (0.6%)
Advantest Corp.	2,306	28,499
Altera Corp.	6,955	241,756
Analog Devices, Inc.	6,790	367,135
Applied Materials, Inc.	26,165	590,021
ARM Holdings plc	20,817	313,867
ASM Pacific Technology Ltd.	3,500	38,250
ASML Holding N.V.	5,282	491,892
Avago Technologies Ltd.	5,196	374,476
Broadcom Corp., Class A	11,740	435,789
First Solar, Inc.*	1,490	105,879
Infineon Technologies AG	16,658	208,231
Intel Corp.	108,305	3,346,624
KLA-Tencor Corp.	3,580	260,051
Lam Research Corp.	3,529	238,490
Linear Technology Corp.	5,030	236,762
Microchip Technology, Inc.	4,260	207,931
Micron Technology, Inc.*	22,895	754,390
NVIDIA Corp.	12,590	233,419
Rohm Co., Ltd.	1,400	80,292
STMicroelectronics N.V.	9,417	84,486
Texas Instruments, Inc.	23,810	1,137,880
Tokyo Electron Ltd.	2,600	175,754
Xilinx, Inc.	5,795	274,161

		10,226,035

Software (0.9%)
Adobe Systems, Inc.*	10,085	729,751
Autodesk, Inc.*	4,910	276,826
CA, Inc.	7,055	202,761
Citrix Systems, Inc.*	4,080	255,204
Dassault Systemes S.A.	932	119,911
Electronic Arts, Inc.*	6,665	239,073
Gemalto N.V.	1,171	121,381
GungHo Online Entertainment, Inc.	5,957	38,457
Intuit, Inc.	6,215	500,494
Konami Corp.	1,400	30,942
Microsoft Corp.	165,535	6,902,809
Nexon Co., Ltd.	1,947	18,585
NICE Systems Ltd.	866	35,382
Nintendo Co., Ltd.	1,600	191,501
Oracle Corp.	76,415	3,097,100
Oracle Corp. Japan	600	26,238
Red Hat, Inc.*	4,125	227,989
Sage Group plc	16,215	106,589
Salesforce.com, Inc.*	12,056	700,212
SAP AG	13,614	1,051,389
Symantec Corp.	15,090	345,561
Trend Micro, Inc.	1,500	49,381
Xero Ltd.*	943	21,458

		15,288,994

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	134,384	12,488,305
Brother Industries Ltd.	3,400	58,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Canon, Inc.	16,777	$545,847
EMC Corp.	44,820	1,180,559
Hewlett-Packard Co.	41,875	1,410,350
Konica Minolta, Inc.	7,000	69,167
NEC Corp.	38,000	121,159
NetApp, Inc.	7,340	268,057
Nokia Oyj	55,333	418,994
Ricoh Co., Ltd.	10,000	119,145
SanDisk Corp.	4,910	512,751
Seagate Technology plc	7,090	402,854
Seiko Epson Corp.	1,900	80,835
Western Digital Corp.	4,630	427,349

		18,104,273

Total Information Technology		81,181,634

Materials (1.7%)
Chemicals (1.0%)
Air Liquide S.A.	5,085	686,541
Air Products and Chemicals, Inc.	4,645	597,440
Air Water, Inc.	2,000	31,983
Airgas, Inc.	1,425	155,197
Akzo Nobel N.V.	3,544	265,691
Arkema S.A.	835	81,270
Asahi Kasei Corp.	19,000	145,353
BASF SE	13,571	1,580,093
CF Industries Holdings, Inc.	1,296	311,727
Croda International plc	2,007	75,599
Daicel Corp.	4,000	38,221
Dow Chemical Co.	26,435	1,360,345
E.I. du Pont de Nemours & Co.	20,165	1,319,598
Eastman Chemical Co.	3,370	294,369
Ecolab, Inc.	5,870	653,566
EMS-Chemie Holding AG (Registered)	121	48,302
FMC Corp.	2,900	206,451
Fuchs Petrolub SE (Preference)	1,050	47,475
Givaudan S.A. (Registered)*	137	228,488
Hitachi Chemical Co., Ltd.	1,600	26,470
Incitec Pivot Ltd.	24,304	66,461
International Flavors & Fragrances, Inc.	1,745	181,969
Israel Chemicals Ltd.	6,581	56,384
Israel Corp., Ltd.*	40	22,789
Johnson Matthey plc	3,028	160,646
JSR Corp.	2,700	46,321
K+S AG (Registered)	2,546	83,722
Kaneka Corp.	4,000	25,033
Kansai Paint Co., Ltd.	3,148	52,609
Koninklijke DSM N.V.	2,547	185,506
Kuraray Co., Ltd.	5,000	63,373
Lanxess AG	1,353	91,327
Linde AG	2,743	583,305
LyondellBasell Industries N.V., Class A	9,566	934,120
Mitsubishi Chemical Holdings Corp.	20,000	88,643
Mitsubishi Gas Chemical Co., Inc.	5,000	31,983
Mitsui Chemicals, Inc.	12,000	32,812
Monsanto Co.	11,520	1,437,005

Mosaic Co.	7,425	$367,166
Nippon Paint Co., Ltd.	3,000	63,491
Nitto Denko Corp.	2,400	112,460
Novozymes A/S, Class B	3,537	177,407
Orica Ltd.	5,481	100,679
PPG Industries, Inc.	3,155	663,023
Praxair, Inc.	6,480	860,803
Sherwin-Williams Co.	1,915	396,233
Shin-Etsu Chemical Co., Ltd.	6,100	370,799
Sigma-Aldrich Corp.	2,660	269,937
Sika AG	32	130,843
Solvay S.A.	877	150,950
Sumitomo Chemical Co., Ltd.	22,000	83,174
Syngenta AG (Registered)	1,376	512,509
Taiyo Nippon Sanso Corp.	4,000	35,418
Teijin Ltd.	13,000	32,595
Toray Industries, Inc.	21,000	138,058
Umicore S.A.	1,596	74,151
Yara International ASA	2,675	134,015

		16,971,898

Construction Materials (0.1%)
Boral Ltd.	11,506	56,960
CRH plc	10,848	278,367
Fletcher Building Ltd.	10,163	78,393
HeidelbergCement AG	2,083	177,781
Holcim Ltd. (Registered)*	3,383	297,367
Imerys S.A.	507	42,723
James Hardie Industries plc (CDI)	6,554	85,532
Lafarge S.A.	2,760	239,606
Taiheiyo Cement Corp.	17,000	68,467
Vulcan Materials Co.	2,810	179,138

		1,504,334

Containers & Packaging (0.1%)
Amcor Ltd.	17,829	175,348
Avery Dennison Corp.	2,080	106,600
Ball Corp.	3,090	193,681
Bemis Co., Inc.	2,200	89,452
MeadWestvaco Corp.	3,790	167,746
Owens-Illinois, Inc.*	3,550	122,972
Rexam plc	10,368	94,929
Sealed Air Corp.	4,235	144,710
Toyo Seikan Group Holdings Ltd.	2,465	37,861

		1,133,299

Metals & Mining (0.5%)
Alcoa, Inc.	23,260	346,341
Allegheny Technologies, Inc.	2,315	104,406
Alumina Ltd.*	37,316	47,503
Anglo American plc	20,601	504,169
Antofagasta plc	5,827	76,089
ArcelorMittal S.A.	14,764	218,943
BHP Billiton Ltd.	47,454	1,606,408
BHP Billiton plc	31,207	1,009,138
Boliden AB	4,041	58,635
Daido Steel Co., Ltd.	4,000	20,453
Fortescue Metals Group Ltd.	23,003	94,354
Freeport-McMoRan Copper & Gold, Inc.	22,570	823,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Fresnillo plc	3,267	$48,755
Glencore plc*	156,953	874,458
Hitachi Metals Ltd.	3,000	45,427
Iluka Resources Ltd.	6,186	47,423
JFE Holdings, Inc.	7,300	150,677
Kobe Steel Ltd.	45,000	67,519
Maruichi Steel Tube Ltd.	700	18,795
Mitsubishi Materials Corp.	16,000	56,068
Newcrest Mining Ltd.*	11,325	112,342
Newmont Mining Corp.	10,795	274,625
Nippon Steel & Sumitomo Metal Corp.	112,145	358,669
Norsk Hydro ASA	19,870	106,349
Nucor Corp.	6,915	340,564
Randgold Resources Ltd.	1,299	108,332
Rio Tinto Ltd.	6,439	360,110
Rio Tinto plc	18,795	999,873
Sumitomo Metal Mining Co., Ltd.	8,000	129,905
ThyssenKrupp AG*	6,690	195,030
United States Steel Corp.	3,055	79,552
Voestalpine AG	1,657	78,857
Yamato Kogyo Co., Ltd.	600	17,590

		9,381,164

Paper & Forest Products (0.0%)
International Paper Co.	9,645	486,783
Oji Holdings Corp.	11,000	45,279
Stora Enso Oyj, Class R	8,132	79,171
UPM-Kymmene Oyj	7,821	133,652

		744,885

Total Materials		29,735,580

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	114,741	4,057,242
Belgacom S.A.	2,248	74,600
Bezeq Israeli Telecommunication Corp., Ltd.	28,242	52,920
BT Group plc	116,882	769,923
CenturyLink, Inc.	12,829	464,410
Deutsche Telekom AG (Registered)	46,038	806,910
Elisa Oyj	2,102	64,300
Frontier Communications Corp.	21,740	126,962
HKT Trust and HKT Ltd.	33,183	39,090
Iliad S.A.	385	116,375
Inmarsat plc	6,293	80,504
Koninklijke KPN N.V.*	47,320	172,420
Nippon Telegraph & Telephone Corp.	5,559	346,693
Orange S.A.	27,397	432,357
PCCW Ltd.	59,000	35,170
Singapore Telecommunications Ltd.	117,000	361,256
Swisscom AG (Registered)	345	200,550
TDC A/S	11,998	124,170
Telecom Corp. of New Zealand Ltd.	26,955	63,249
Telecom Italia S.p.A.*	148,680	188,318
Telecom Italia S.p.A. (RNC)	89,037	87,964

Telefonica Deutschland Holding AG*	4,126	$34,119
Telefonica S.A.	60,519	1,037,516
Telekom Austria AG	3,273	31,999
Telenor ASA	11,205	255,197
TeliaSonera AB	35,188	257,055
Telstra Corp., Ltd.	64,347	316,122
TPG Telecom Ltd.	4,105	21,328
Verizon Communications, Inc.	90,125	4,411,115
Vivendi S.A.*	17,814	435,898
Windstream Holdings, Inc.	12,905	128,534
Ziggo N.V.	2,217	102,517

		15,696,783

Wireless Telecommunication Services (0.2%)
KDDI Corp.	8,615	525,464
Millicom International Cellular S.A. (SDR)	978	89,580
NTT DOCOMO, Inc.	22,573	385,928
SoftBank Corp.	14,200	1,057,308
StarHub Ltd.	8,924	29,845
Tele2 AB, Class B	4,714	55,525
Vodafone Group plc	390,633	1,303,632

		3,447,282

Total Telecommunication Services		19,144,065

Utilities (1.2%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	10,600	591,162
Cheung Kong Infrastructure Holdings Ltd.	9,000	62,068
Chubu Electric Power Co., Inc.*	9,500	118,064
Chugoku Electric Power Co., Inc.	4,400	60,025
CLP Holdings Ltd.	28,000	229,769
Contact Energy Ltd.	5,417	25,185
Duke Energy Corp.	15,389	1,141,710
Edison International	7,045	409,385
EDP – Energias de Portugal S.A.	34,217	171,671
Electricite de France S.A.	3,573	112,528
Enel S.p.A.	97,256	566,516
Entergy Corp.	3,820	313,584
Exelon Corp.	18,600	678,528
FirstEnergy Corp.	9,080	315,258
Fortum Oyj	6,563	176,229
Hokuriku Electric Power Co.	2,500	33,142
Iberdrola S.A.	75,336	575,929
Kansai Electric Power Co., Inc.*	10,400	98,041
Kyushu Electric Power Co., Inc.	6,300	70,957
NextEra Energy, Inc.	9,440	967,411
Northeast Utilities	6,870	324,745
Pepco Holdings, Inc.	5,430	149,216
Pinnacle West Capital Corp.	2,340	135,346
Power Assets Holdings Ltd.	20,500	179,200
PPL Corp.	13,650	484,984
Red Electrica Corporacion S.A.	1,599	146,259
Shikoku Electric Power Co., Inc.*	2,700	37,686
Southern Co.	19,155	869,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

SP AusNet	25,019	$31,259
SSE plc	14,278	382,902
Terna Rete Elettrica Nazionale S.p.A.	22,274	117,485
Tohoku Electric Power Co., Inc.	6,700	78,637
Tokyo Electric Power Co., Inc.*	21,400	89,145
Xcel Energy, Inc.	10,790	347,762

		10,091,042

Gas Utilities (0.1%)
AGL Resources, Inc.	2,593	142,693
APA Group	12,349	80,230
Enagas S.A.	2,999	96,503
Gas Natural SDG S.A.	5,175	163,442
Hong Kong & China Gas Co., Ltd.	93,060	203,641
Osaka Gas Co., Ltd.	28,000	117,743
Snam S.p.A.	29,979	180,621
Toho Gas Co., Ltd.	5,633	30,972
Tokyo Gas Co., Ltd.	35,000	204,531

		1,220,376

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	14,230	221,276
Electric Power Development Co., Ltd.	1,800	58,457
Enel Green Power S.p.A.	25,856	73,217
NRG Energy, Inc.	7,020	261,144

		614,094

Multi-Utilities (0.5%)
AGL Energy Ltd.	8,251	120,439
Ameren Corp.	5,220	213,393
CenterPoint Energy, Inc.	9,290	237,266
Centrica plc	75,032	401,409
CMS Energy Corp.	5,725	178,334
Consolidated Edison, Inc.	6,380	368,381
Dominion Resources, Inc.	12,640	904,013
DTE Energy Co.	3,810	296,685
E.ON SE	29,566	610,510
GDF Suez S.A.	21,390	588,862
Integrys Energy Group, Inc.	1,665	118,431
National Grid plc	55,117	792,349
NiSource, Inc.	6,745	265,348
PG&E Corp.	9,785	469,876
Public Service Enterprise Group, Inc.	11,025	449,710
RWE AG	7,231	310,558
SCANA Corp.	3,020	162,506
Sempra Energy	4,970	520,409
Suez Environnement Co. S.A.	4,147	79,385
TECO Energy, Inc.	4,375	80,850
Veolia Environnement S.A.	6,083	115,904
Wisconsin Energy Corp.	4,920	230,846

		7,515,464

Water Utilities (0.0%)
Severn Trent plc	3,531	116,750
United Utilities Group plc	10,075	152,078

		268,828

Total Utilities		19,709,804

Total Common Stocks (34.4%) (Cost $477,749,468)		$585,458,763

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (10.7%)
SPDR® S&P 500 ETF Trust (Cost $150,091,961)	929,797	181,979,869

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Government Securities (31.5%)
U.S. Government Agencies (2.5%)
Federal Home Loan Bank
4.750%, 12/16/16	$100,000	109,890
5.000%, 11/17/17	6,720,000	7,585,994
Federal Home Loan Mortgage Corp.
0.500%, 4/17/15	1,060,000	1,062,999
2.000%, 8/25/16	1,135,000	1,169,414
0.750%, 1/12/18	970,000	954,410
0.875%, 3/7/18	2,130,000	2,099,624
3.750%, 3/27/19	3,030,000	3,326,972
2.375%, 1/13/22	4,363,000	4,354,473
Federal National Mortgage Association
4.625%, 10/15/14	25,000	25,327
0.500%, 5/27/15	5,050,000	5,065,158
0.500%, 3/30/16	9,485,000	9,489,780
1.250%, 1/30/17	1,070,000	1,083,293
1.125%, 4/27/17	1,045,000	1,051,665
0.875%, 12/20/17	960,000	950,227
1.625%, 11/27/18	4,460,000	4,478,080

		42,807,306

U.S. Treasuries (29.0%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,529,481
4.750%, 2/15/41	1,185,000	1,505,234
U.S. Treasury Notes
1.750%, 7/31/15	9,040,000	9,196,037
1.250%, 8/31/15	53,855,000	54,545,017
1.250%, 9/30/15	1,940,000	1,966,069
1.375%, 11/30/15	2,135,000	2,169,527
2.125%, 12/31/15	3,406,000	3,500,962
0.375%, 1/15/16	1,255,000	1,256,961
2.000%, 1/31/16	10,720,000	11,009,880
0.375%, 2/15/16	4,840,000	4,845,672
2.125%, 2/29/16	23,844,000	24,559,320
2.375%, 3/31/16	13,720,000	14,206,095
0.375%, 5/31/16	3,032,000	3,029,276
1.500%, 6/30/16	16,352,000	16,689,100
3.250%, 7/31/16	1,285,000	1,358,586
1.000%, 8/31/16	5,465,000	5,521,518
3.000%, 8/31/16	990,000	1,042,855
1.000%, 9/30/16	4,255,000	4,296,345
3.000%, 9/30/16	1,445,000	1,524,362
1.000%, 10/31/16	885,000	893,306
3.125%, 10/31/16	710,000	751,768
0.875%, 11/30/16	6,059,000	6,096,159
0.875%, 12/31/16	35,354,000	35,538,021
0.875%, 1/31/17	1,375,000	1,381,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

3.125%, 1/31/17	$1,327,100	$1,409,668
0.875%, 2/28/17	845,000	848,136
3.000%, 2/28/17	735,000	778,870
3.250%, 3/31/17	910,000	971,416
2.750%, 5/31/17	505,000	532,617
2.500%, 6/30/17	520,000	544,741
0.500%, 7/31/17	1,670,000	1,647,869
2.375%, 7/31/17	2,114,100	2,206,922
4.750%, 8/15/17	1,974,000	2,206,408
1.875%, 8/31/17	2,110,000	2,169,879
0.750%, 10/31/17	3,870,000	3,832,585
1.875%, 10/31/17	3,710,000	3,812,967
2.250%, 11/30/17	4,910,000	5,102,852
0.750%, 12/31/17	2,475,000	2,443,627
2.750%, 12/31/17	5,365,000	5,668,929
2.625%, 1/31/18	5,365,000	5,645,719
3.500%, 2/15/18	1,150,000	1,245,695
2.750%, 2/28/18	2,420,000	2,558,394
2.875%, 3/31/18	2,420,000	2,569,170
1.000%, 5/31/18	9,955,000	9,846,992
1.375%, 6/30/18	11,675,000	11,701,793
2.375%, 6/30/18	5,250,000	5,472,407
1.375%, 7/31/18	7,780,000	7,790,181
1.500%, 8/31/18	37,850,000	38,047,751
1.375%, 9/30/18	2,115,000	2,112,377
3.750%, 11/15/18	1,735,000	1,908,330
1.250%, 11/30/18	7,720,000	7,650,188
1.375%, 12/31/18	3,045,000	3,032,392
1.375%, 2/28/19	3,805,000	3,777,057
1.500%, 3/31/19	22,355,000	22,304,352
3.125%, 5/15/19	32,961,000	35,347,452
3.625%, 8/15/19	6,404,000	7,030,454
3.375%, 11/15/19	2,580,000	2,803,306
3.625%, 2/15/20	1,905,000	2,095,221
1.250%, 2/29/20	1,020,000	989,081
1.125%, 3/31/20	7,030,000	6,756,009
3.500%, 5/15/20	3,200,000	3,498,719
2.625%, 8/15/20	2,915,000	3,033,564
2.625%, 11/15/20	1,695,000	1,760,632
3.625%, 2/15/21	1,750,000	1,926,145
3.125%, 5/15/21	2,430,000	2,594,310
2.125%, 8/15/21	2,355,000	2,353,482
2.000%, 11/15/21	1,585,000	1,565,157
2.000%, 2/15/22	2,415,000	2,377,454
1.750%, 5/15/22	2,015,000	1,939,595
1.625%, 8/15/22	4,960,000	4,708,900
1.625%, 11/15/22	2,585,000	2,443,027
2.000%, 2/15/23	4,365,000	4,238,142
1.750%, 5/15/23	6,680,000	6,327,343
2.500%, 8/15/23	8,760,000	8,812,183
2.750%, 11/15/23	8,180,000	8,383,940
2.750%, 2/15/24	14,139,000	14,460,165

		493,697,239

Total Long-Term Debt Securities (31.5%) (Cost $537,247,217)		536,504,545

	Number of Rights	Value (Note 1)

RIGHTS:
Financials (0.0%)
Capital Markets (0.0%)
Deutsche Bank AG, expiring 7/9/14*†	16	$19

Total Financials		19

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
HKT Trust and HKT Ltd., expiring 7/15/14*(b)	5,972	1,765

Total Telecommunication Services		1,765

Total Rights (0.0%) (Cost $—)		1,784

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Real Estate Management & Development (0.0%)
Sun Hung Kai Properties Ltd., expiring 4/22/16* (Cost $—)	1,916	2,502

Total Warrants (0.0%) (Cost $—)		2,502

Total Investments (76.6%) (Cost $1,165,088,646)		1,303,947,463
Other Assets Less Liabilities (23.4%)		399,244,913

Net Assets (100%)		$1,703,192,376

*	Non-income producing.
†	Securities (totaling $49,682 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Cert-ification
FDR	— Finnish Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI EAFE Index	1,560	September-14	$153,200,174	$153,574,200	$374,026
Russell 2000 Mini Index	843	September-14	98,664,818	100,342,290	1,677,472
S&P 500 E-Mini Index	25	September-14	2,427,739	2,440,500	12,761
S&P MidCap 400 E-Mini Index	701	September-14	98,793,737	100,193,930	1,400,193

					$3,464,452

Sales
10 Year U.S. Treasury Notes	27	September-14	$3,359,243	$3,379,641	$(20,398)
5 Year U.S. Treasury Notes	66	September-14	7,872,983	7,884,422	(11,439)
U.S. Long Bond	10	September-14	1,353,110	1,371,875	(18,765)

					(50,602)

					$3,413,850

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/17/14	Citibank N.A.	2,737	$2,545,541	$2,566,483	$(20,942)
British Pound vs. U.S. Dollar, expiring 9/17/14	Credit Suisse	3,820	6,396,610	6,533,333	(136,723)
British Pound vs. U.S. Dollar, expiring 9/17/14	Royal Bank of Scotland	1,764	2,962,285	3,016,963	(54,678)
British Pound vs. U.S. Dollar, expiring 9/17/14	UBS AG	1,227	2,080,458	2,098,534	(18,076)
European Union Euro vs. U.S. Dollar, expiring 9/17/14	Citibank N.A.	1,268	1,727,029	1,736,783	(9,754)
European Union Euro vs. U.S. Dollar, expiring 9/17/14	Deutsche Bank AG	4,997	6,768,786	6,844,405	(75,619)
European Union Euro vs. U.S. Dollar, expiring 9/17/14	JPMorgan Chase Bank	1,880	2,557,871	2,575,041	(17,170)
European Union Euro vs. U.S. Dollar, expiring 9/17/14	Royal Bank of Scotland	2,326	3,173,548	3,185,929	(12,381)
Japanese Yen vs. U.S. Dollar, expiring 9/17/14	BNP Paribas	2,047,005	20,097,365	20,217,800	(120,435)
Japanese Yen vs. U.S. Dollar, expiring 9/17/14	HSBC Bank plc	1,259,829	12,311,073	12,443,043	(131,970)
Japanese Yen vs. U.S. Dollar, expiring 9/17/14	Royal Bank of Scotland	161,164	1,572,654	1,591,780	(19,126)
Japanese Yen vs. U.S. Dollar, expiring 9/17/14	UBS AG	511,363	4,995,877	5,050,615	(54,738)
Swiss Franc vs. U.S. Dollar, expiring 9/17/14	Barclays Bank plc	17,684	19,805,152	19,954,725	(149,573)
Swiss Franc vs. U.S. Dollar, expiring 9/17/14	Credit Suisse	1,888	2,100,298	2,130,430	(30,132)

					$(851,317)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,500,048	$24,047,504	$5,373	$69,552,925
Consumer Staples	36,378,338	22,509,081	—	58,887,419
Energy	41,645,616	14,764,808	—	56,410,424
Financials	61,345,890	51,044,368	37,937	112,428,195
Health Care	50,882,192	21,376,886	—	72,259,078
Industrials	40,452,473	25,690,813	6,353	66,149,639
Information Technology	72,204,615	8,977,019	—	81,181,634
Materials	13,469,324	16,266,256	—	29,735,580
Telecommunication Services	8,278,872	10,865,193	—	19,144,065
Utilities	11,849,506	7,860,298	—	19,709,804
Futures	3,464,452	—	—	3,464,452
Government Securities
U.S. Government Agencies	—	42,807,306	—	42,807,306
U.S. Treasuries	—	493,697,239	—	493,697,239
Investment Companies
Exchange Traded Funds (ETFs)	181,979,869	—	—	181,979,869
Rights
Financials	—	—	19	19
Telecommunication Services	—	1,765	—	1,765
Warrants
Financials	—	2,502	—	2,502

Total Assets	$567,451,195	$739,911,038	$49,682	$1,307,411,915

Liabilities:
Forward Currency Contracts	$—	$(851,317)	$—	$(851,317)
Futures	(50,602)	—	—	(50,602)

Total Liabilities	$(50,602)	$(851,317)	$—	$(901,919)

Total	$567,400,593	$739,059,721	$49,682	$1,306,509,996

(a) A security with a market value of $333,550 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b) A security with a market value of $37,937 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	3,464,452	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,464,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(50,602	)*
Foreign exchange contracts	Payables	(851,317)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(901,919)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$684,073	$—	$—	$684,073
Foreign exchange contracts	—	—	(1,338,596)	—	(1,338,596)
Credit contracts	—	—	—	—	—
Equity contracts	—	18,506,771	—	—	18,506,771
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$19,190,844	$(1,338,596)	$—	$17,852,248

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$263,826	$—	$—	$263,826
Foreign exchange contracts	—	—	(1,842,987)	—	(1,842,987)
Credit contracts	—	—	—	—	—
Equity contracts	—	(3,346,781)	—	—	(3,346,781)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,082,955)	$(1,842,987)	$—	$(4,925,942)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value debt of approximately $ 109,540,000 and futures contracts with an average notional balance approximately $ 274,078,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$3,464,452	(c)	$—	$—	$3,464,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$120,435		$—	$—	$120,435
Barclays Bank plc	149,573		—	—	149,573
Citibank N.A.	30,696		—	—	30,696
Credit Suisse	166,855		—	—	166,855
Deutsche Bank AG	75,619		—	—	75,619
HSBC Bank plc	131,970		—	—	131,970
JPMorgan Chase Bank	17,170		—	—	17,170
Royal Bank of Scotland	86,185		—	—	86,185
UBS AG	72,814		—	—	72,814
Exchange Traded Futures & Options Contracts (b)	50,602	(c)	—	—	50,602

	$901,919		$—	$—	$901,919

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$373,715,364
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$166,856,362

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,986,954
Aggregate gross unrealized depreciation	(6,736,771)

Net unrealized appreciation	$138,250,183

Federal income tax cost of investments	$1,165,697,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $1,165,088,646)	$1,303,947,463
Cash	382,307,996
Foreign cash (Cost $714,337)	717,144
Due from broker for futures variation margin	18,897,223
Receivable for securities sold	8,312,312
Dividends, interest and other receivables	4,300,145
Receivable from Separate Accounts for Trust shares sold	3,096,816
Other assets	19,012

Total assets	1,721,598,111

LIABILITIES
Payable for securities purchased	15,684,909
Investment management fees payable	999,674
Unrealized depreciation on forward foreign currency contracts	851,317
Distribution fees payable – Class IB	342,349
Administrative fees payable	221,527
Payable to Separate Accounts for Trust shares redeemed	177,380
Trustees’ fees payable	2,654
Accrued expenses	125,925

Total liabilities	18,405,735

NET ASSETS	$1,703,192,376

Net assets were comprised of:
Paid in capital	$1,535,526,655
Accumulated undistributed net investment income (loss)	4,843,981
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	21,388,676
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	141,433,064

Net assets	$1,703,192,376

Class IB
Net asset value, offering and redemption price per share, $1,703,192,376 / 142,274,581 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $406,365 foreign withholding tax)	$10,457,994
Interest	2,442,600

Total income	12,900,594

EXPENSES
Investment management fees	5,445,970
Distribution fees – Class IB	1,856,436
Administrative fees	1,129,983
Printing and mailing expenses	68,926
Custodian fees	30,745
Professional fees	30,512
Recoupment fees	21,477
Trustees’ fees	18,123
Miscellaneous	15,364

Total expenses	8,617,536

NET INVESTMENT INCOME (LOSS)	4,283,058

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	1,336,801
Futures	19,190,844
Foreign currency transactions	(1,216,029)

Net realized gain (loss)	19,311,616

Change in unrealized appreciation (depreciation) on:
Investments	41,791,153
Futures	(3,082,955)
Foreign currency translations	(1,840,895)

Net change in unrealized appreciation (depreciation)	36,867,303

NET REALIZED AND UNREALIZED GAIN (LOSS)	56,178,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,461,977

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,283,058	$1,387,936
Net realized gain (loss) on investments, futures and foreign currency transactions	19,311,616	40,646,859
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	36,867,303	91,908,032

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	60,461,977	133,942,827

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(3,378,230)
Distributions from net realized capital gains
Class IB	—	(39,307,885)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(42,686,115)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 29,648,941 and 62,215,235 shares, respectively ]	344,320,578	693,724,311
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,770,172 shares, respectively ]	—	42,686,115
Capital shares repurchased [ (3,130,164) and (5,532,878) shares, respectively ]	(36,399,449)	(61,234,386)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	307,921,129	675,176,040

TOTAL INCREASE (DECREASE) IN NET ASSETS	368,383,106	766,432,752
NET ASSETS:
Beginning of period	1,334,809,270	568,376,518

End of period (a)	$1,703,192,376	$1,334,809,270

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,843,981	$560,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		February 18, 2011* to December 31, 2011
Class IB		2013	2012
Net asset value, beginning of period	$11.53	$10.28	$9.62	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.02 (e)	0.07 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.41	1.63	0.68	(0.52)†

Total from investment operations	0.44	1.65	0.75	(0.38)

Less distributions:
Dividends from net investment income	—	(0.03)	(0.04)	—
Distributions from net realized gains	—	(0.37)	(0.05)	—

Total dividends and distributions	—	(0.40)	(0.09)	—

Net asset value, end of period	$11.97	$11.53	$10.28	$9.62

Total return (b)	3.82%	16.12%	7.80%	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,703,192	$1,334,809	$568,377	$66,090
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16%	1.20%	1.20%	1.26%
Before waivers (a)(f)	1.16%	1.20%	1.22%	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.58%	0.15%	0.67%	1.67%
Before waivers (a)(f)	0.58%	0.15%	0.65%	1.08%
Portfolio turnover rate (z)	14%	41%	96%	131%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2014	% of Net Assets
Government Securities	81.2%
Asset-Backed and Mortgage-Backed Securities	10.7
Corporate Bonds	7.8
Cash and Other	0.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$998.00	$4.06
Hypothetical (5% average return before expenses)	1,000.00	1,020.73	4.11
Class K
Actual	1,000.00	1,000.00	2.82
Hypothetical (5% average return before expenses)	1,000.00	1,021.98	2.85

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.82% and 0.57%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.7%)
Asset-Backed Securities (7.6%)
Ally Auto Receivables Trust, Series 2012-SN1 A3 0.570%, 8/20/15		$20,409	$20,419
Ally Master Owner Trust, Series 2014-1 A2 1.290%, 1/15/19		3,599,000	3,607,370
American Express Credit Account Master Trust,
Series 2012-3 A 0.302%, 3/15/18 (l)		1,529,000	1,529,243
Series 2014-2 A 1.260%, 1/15/20		3,121,000	3,120,938
American Express Credit Account Secured Note Trust,
Series 2012-4 A 0.392%, 5/15/20 (l)		4,790,000	4,786,826
AmeriCredit Automobile Receivables Trust,
Series 2011-1 D 4.260%, 2/8/17		4,595,000	4,747,625
Series 2011-3 D 4.040%, 7/10/17		3,520,000	3,642,851
Series 2012-3 A3 0.960%, 1/9/17		54,613	54,679
Series 2013-3 A3 0.920%, 4/9/18		25,000	25,021
ARI Fleet Lease Trust, Series 2014-A A2 0.810%, 11/15/22§		1,928,414	1,927,365
Capital One Multi-Asset Execution Trust,
Series 2007-A1 A1 0.202%, 11/15/19		4,810,000	4,790,235
Series 2007-A2 A2 0.232%, 12/16/19 (l)		5,000,000	4,982,260
CarMax Auto Owner Trust, Series 2011-3 A3 1.070%, 6/15/16		8,337	8,354
Chase Issuance Trust, Series 2007-A2 A2 0.202%, 4/15/19 (l)		5,000,000	4,978,288
CIT Equipment Collateral, Series 2013-VT1 A3 1.130%, 7/20/20§		2,211,033	2,225,847
CNH Capital Canada Receivables Trust,
Series 2013-2A A1 1.439%, 8/15/16 (b)§	CAD	1,586,972	1,487,505
Series 2014-1A A1 1.388%, 3/15/17§(b)		3,819,072	3,578,915
CNH Equipment Trust, Series 2013-A A3 0.690%, 6/15/18		$70,000	70,087
Series 2014-B A4 1.610%, 5/17/21		3,386,769	3,386,881
CPS Auto Receivables Trust, Series 2013-B A 1.820%, 9/15/20§		2,921,196	2,930,810
Series 2014-B A 1.110%, 11/15/18§		3,027,000	3,019,493
Discover Card Execution Note Trust,
Series 2014-A1 A1 0.582%, 7/15/21 (l)		2,095,000	2,101,192

Enterprise Fleet Financing LLC, Series 2014-1 A2 0.870%, 9/20/19§		$912,000	$912,715
Exeter Automobile Receivables Trust,
Series 2014-1A A 1.290%, 5/15/18§		1,147,531	1,150,541
Series 2014-2A A 1.060%, 8/15/18§		1,815,000	1,811,987
First National Master Note Trust, Series 2013-2 A 0.682%, 10/15/19 (l)		1,979,000	1,989,434
Ford Auto Securitization Trust,
Series 2013-R4A A1 1.487%, 8/15/15§(b)	CAD	903,974	847,375
Series 2014-R2A A1 1.353%, 3/15/16 (b)§†		4,835,772	4,531,500
Ford Credit Floorplan Master Owner Trust,
Series 2012-4 A2 0.502%, 9/15/16 (l)		$4,750,000	4,752,301
Series 2014-1 A1 1.200%, 2/15/19		2,522,000	2,523,224
GE Capital Credit Card Master Note Trust,
Series 2012-1 A 1.030%, 1/15/18		100,000	100,278
GE Dealer Floorplan Master Note Trust,
Series 2012-3 A 0.643%, 6/20/17 (l)		4,750,000	4,763,800
GE Equipment Small Ticket LLC,
Series 2014-1A A2 0.590%, 8/24/16§		3,981,684	3,981,956
GM Financial Leasing Trust, Series 2014-1A A2 0.610%, 7/20/16§(b)		5,410,000	5,409,061
Gracechurch Card Funding plc, Series 2012-4A A 0.852%, 6/15/17(l)§		4,735,000	4,752,756
Harley-Davidson Motorcycle Trust,
Series 2014-1 A3 1.100%, 9/15/19		7,220,000	7,247,674
Hertz Fleet Lease Funding LP, Series 2013-3 A 0.704%, 12/10/27 (l)§		2,115,000	2,120,491
Series 2014-1 A 0.554%, 4/10/28 (l)§		6,305,000	6,305,126
M&T Bank Auto Receivables Trust,
Series 2013-1A A3 1.060%, 11/15/17§		3,979,000	3,990,234
Mercedes Benz Auto Lease Trust, Series 2014-A A2A 0.480%, 6/15/16		5,106,000	5,106,111
Nissan Master Owner Trust Receivables,
Series 2012-A A 0.622%, 5/15/17 (l)		33,000	33,085
Santander Drive Auto Receivables Trust,
Series 2012-3 D 3.640%, 5/15/18		3,423,000	3,574,333
Series 2014-2 A3 0.800%, 4/16/18		5,420,000	5,418,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3 0.910%, 10/22/18	$4,705,000	$4,707,497
World Financial Network Credit Card Master Trust,
Series 2014-A A 0.532%, 12/15/19 (l)	2,315,000	2,319,213
World Omni Auto Receivables Trust,
Series 2013-B A3 0.830%, 8/15/18	2,776,000	2,783,587

		138,154,620

Non-Agency CMO (3.1%)
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A 5.774%, 2/10/51 (l)	4,395,021	4,902,553
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A 5.975%, 3/15/49 (l)	6,572	7,046
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5 5.617%, 10/15/48	1,196,963	1,283,561
Commercial Mortgage Trust, Series 2006-FL12 AJ 0.282%, 12/15/20 (l)§	233,628	233,356
Series 2010-C1 A1 3.156%, 7/10/46§	612,802	625,858
Series 2012-9W57 A 2.365%, 2/10/29§	2,140,632	2,202,518
Series 2012-LC4 A1 1.156%, 12/10/44	746,840	749,619
Series 2014-SAVA A 1.300%, 6/15/16 (l)	2,931,703	2,931,703
DB-UBS Mortgage Trust, Series 2011-LC1A A1 3.742%, 11/10/46§	3,767,063	3,921,247
Series 2011-LC2A A2 3.386%, 7/10/44§	4,565,000	4,764,413
Extended Stay America Trust, Series 2013-ESFL A1FL 0.951%, 12/5/31 (l)§	610,169	610,169
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9 A4 5.444%, 3/10/39	1,529,023	1,668,303
GS Mortgage Securities Corp. II, Series 2005-GG4 A4 4.761%, 7/10/39	2,900,539	2,966,604
Series 2012-GC6 A1 1.282%, 1/10/45	456,765	459,113
Series 2013-GC14 A1 1.217%, 8/10/46	4,103,028	4,117,900
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A 4.838%, 7/15/41 (l)§	1,618,949	1,623,691
Series 2005-CB11 ASB 5.201%, 8/12/37 (l)	5,785	5,785
Series 2005-CB12 ASB 4.846%, 9/12/37	279,885	282,717
Series 2006-CB14 ASB 5.506%, 12/12/44 (l)	986,013	1,010,339
Series 2007-CB18 A4 5.440%, 6/12/47	1,476,887	1,610,891

Series 2010-C1 A1 3.853%, 6/15/43 (b)§	$3,457,686	$3,531,305
Series 2012-C6 A2 2.206%, 5/15/45	4,700,000	4,813,101
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 A1 1.085%, 7/15/45	20,533	20,542
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 A5 5.150%, 4/15/30 (l)	1,223,218	1,253,176
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-C2 A1A 5.739%, 8/12/43 (l)	11,783	12,818
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A 5.166%, 12/12/49	31,859	34,415
Series 2006-4 A3 5.172%, 12/12/49	611,609	657,671
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A1 0.738%, 2/15/46	84,290	83,672
Series 2013-C8 A1 0.777%, 12/15/48	134,599	134,075
Morgan Stanley Capital I, Inc., Series 2011-C1 A1 2.602%, 9/15/47§	1,091,032	1,104,727
Morgan Stanley Re-Remic Trust, Series 2009-GG10 A4A 5.997%, 8/12/45 (l)§	799,316	882,789
PFP III Ltd., Series 2014-1 A 1.322%, 6/14/31 (l)§	3,891,649	3,900,499
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A 5.524%, 3/23/45 (l)§	1,673,760	1,707,127
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1 2.501%, 2/15/44§	251,099	253,511
Series 2012-C6 A1 1.081%, 4/15/45	2,284,775	2,291,490
Series 2012-C9 A1 0.673%, 11/15/45	87,880	87,331

		56,745,635

Total Asset-Backed and Mortgage-Backed Securities		194,900,255

Corporate Bonds (7.8%)
Consumer Discretionary (0.4%)
Auto Components (0.0%)
Johnson Controls, Inc. 5.000%, 3/30/20	31,000	34,586

Hotels, Restaurants & Leisure (0.0%)
International Game Technology 7.500%, 6/15/19	23,000	26,065
McDonald’s Corp. 5.350%, 3/1/18	127,000	143,997
3.500%, 7/15/20	17,000	18,114

		188,176

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Media (0.4%)
21st Century Fox America, Inc. 5.300%, 12/15/14	$31,000	$31,685
6.900%, 3/1/19	154,000	185,801
CBS Corp. 8.875%, 5/15/19	54,000	69,984
Comcast Corp. 5.900%, 3/15/16	559,000	608,081
5.700%, 7/1/19	61,000	71,291
Cox Communications, Inc. 5.450%, 12/15/14	20,000	20,429
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	58,000	59,246
2.400%, 3/15/17	695,000	715,814
5.200%, 3/15/20	61,000	68,750
Discovery Communications LLC
5.050%, 6/1/20	150,000	168,444
NBCUniversal Enterprise, Inc.
0.763%, 4/15/16 (l)§	2,829,000	2,838,603
0.911%, 4/15/18 (l)§	306,000	307,569
Omnicom Group, Inc.
6.250%, 7/15/19	77,000	90,785
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	142,544
4.700%, 10/15/19	31,000	34,256
Time Warner Cable, Inc.
5.000%, 2/1/20	57,000	63,849
Time Warner, Inc.
5.875%, 11/15/16	267,000	297,608
Viacom, Inc.
5.625%, 9/15/19	61,000	70,467
Walt Disney Co.
1.350%, 8/16/16	515,000	521,747

		6,366,953

Multiline Retail (0.0%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	105,930
Nordstrom, Inc.
6.250%, 1/15/18	123,000	142,146
4.750%, 5/1/20	21,000	23,380
Target Corp.
3.875%, 7/15/20	135,000	145,336

		416,792

Specialty Retail (0.0%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	79,131
Home Depot, Inc.
5.400%, 3/1/16	496,000	534,341
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	115,315
4.625%, 4/15/20	61,000	68,301
TJX Cos., Inc.
6.950%, 4/15/19	45,000	54,690

		851,778

Total Consumer Discretionary		7,858,285

Consumer Staples (0.3%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	$100,000	$102,008
Coca-Cola Co.
1.500%, 11/15/15	395,000	400,685
Diageo Capital plc
5.750%, 10/23/17	92,000	104,753
Diageo Finance B.V.
3.250%, 1/15/15	31,000	31,472
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	356,357
PepsiCo, Inc.
3.100%, 1/15/15	77,000	78,136

		1,073,411

Food & Staples Retailing (0.0%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	103,067
CVS Caremark Corp.
3.250%, 5/18/15	46,000	47,137
6.125%, 8/15/16	89,000	98,738
5.750%, 6/1/17	92,000	103,576
4.750%, 5/18/20	46,000	51,026
Kroger Co.
3.900%, 10/1/15	61,000	63,410
Wal-Mart Stores, Inc.
1.500%, 10/25/15	130,000	131,884

		598,838

Food Products (0.1%)
Campbell Soup Co.
3.375%, 8/15/14	61,000	61,215
3.050%, 7/15/17	31,000	32,571
4.500%, 2/15/19	61,000	67,439
General Mills, Inc.
5.700%, 2/15/17	925,000	1,035,233
Ingredion, Inc.
3.200%, 11/1/15	31,000	31,923
Kellogg Co.
4.450%, 5/30/16	230,000	244,848
Kraft Foods Group, Inc.
5.375%, 2/10/20	129,000	146,676
Mead Johnson Nutrition Co.
3.500%, 11/1/14	31,000	31,303
4.900%, 11/1/19	46,000	51,149
Mondelez International, Inc.
4.125%, 2/9/16	176,000	184,848

		1,887,205

Household Products (0.1%)
Clorox Co.
3.550%, 11/1/15	31,000	32,147
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	18,530
Procter & Gamble Co.
1.800%, 11/15/15	485,000	493,630
4.850%, 12/15/15	92,000	97,749

		642,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Tobacco (0.0%)
Altria Group, Inc.
9.700%, 11/10/18	$101,000	$132,212
Lorillard Tobacco Co.
8.125%, 6/23/19	48,000	59,852
6.875%, 5/1/20	46,000	54,468

		246,532

Total Consumer Staples		4,448,042

Energy (0.3%)
Energy Equipment & Services (0.0%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	20,000	23,413
Halliburton Co.
6.150%, 9/15/19	77,000	92,533
Transocean, Inc.
4.950%, 11/15/15	77,000	81,098

		197,044

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	281,425
Apache Corp.
3.625%, 2/1/21	105,000	111,557
Boardwalk Pipelines LP
5.750%, 9/15/19	61,000	67,122
BP Capital Markets plc
3.875%, 3/10/15	107,000	109,600
3.125%, 10/1/15	115,000	118,838
Buckeye Partners LP
5.500%, 8/15/19	46,000	51,967
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	340,756
Cenovus Energy, Inc.
5.700%, 10/15/19	92,000	107,033
Enbridge Energy Partners LP
5.200%, 3/15/20	9,000	10,057
EnCana Corp.
5.900%, 12/1/17	31,000	35,501
6.500%, 5/15/19	192,000	228,587
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	90,415
Enterprise Products Operating LLC
5.600%, 10/15/14	240,000	243,518
EOG Resources, Inc.
6.875%, 10/1/18	31,000	37,186
5.625%, 6/1/19	38,000	44,068
EQT Corp.
8.125%, 6/1/19	38,000	47,644
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	9,000	10,739
5.300%, 9/15/20	23,000	25,851
Magellan Midstream Partners LP
6.550%, 7/15/19	38,000	45,320
Marathon Oil Corp.
5.900%, 3/15/18	71,000	81,114
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	104,215
Nexen Energy ULC
6.200%, 7/30/19	25,000	29,163

Occidental Petroleum Corp.
4.125%, 6/1/16	$77,000	$82,002
1.750%, 2/15/17	495,000	503,329
Petrobras International Finance Co.
3.875%, 1/27/16	95,000	98,031
5.875%, 3/1/18	92,000	100,384
7.875%, 3/15/19	92,000	107,257
5.750%, 1/20/20	307,000	325,928
5.375%, 1/27/21	1,020,000	1,057,230
Spectra Energy Capital LLC
6.200%, 4/15/18	154,000	175,372
Total Capital S.A.
2.300%, 3/15/16	330,000	339,252
Valero Energy Corp.
4.500%, 2/1/15	14,000	14,317
Williams Partners LP
3.800%, 2/15/15	31,000	31,599
5.250%, 3/15/20	179,000	202,010

		5,258,387

Total Energy		5,455,431

Financials (4.4%)
Banks (2.9%)
Bank of America Corp.
6.500%, 8/1/16	215,000	238,181
5.625%, 10/14/16	399,000	437,846
5.420%, 3/15/17	1,000,000	1,100,086
Bank of Montreal
2.500%, 1/11/17	530,000	549,210
Bank of Nova Scotia
3.400%, 1/22/15	802,000	815,564
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,312,807
BB&T Corp.
3.950%, 4/29/16	46,000	48,708
BNP Paribas S.A.
3.600%, 2/23/16	465,000	484,113
Branch Banking & Trust Co.
0.657%, 12/1/16 (l)	3,605,000	3,616,610
Capital One Bank USA N.A.
1.150%, 11/21/16	2,255,000	2,265,893
Citigroup, Inc.
5.500%, 10/15/14	369,000	373,720
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	800,000	846,889
Fifth Third Bancorp
3.625%, 1/25/16	475,000	495,551
JPMorgan Chase & Co.
5.125%, 9/15/14	307,000	309,890
3.700%, 1/20/15	369,000	375,518
2.600%, 1/15/16	750,000	770,211
3.150%, 7/5/16	1,065,000	1,109,267
0.744%, 2/15/17 (l)	3,155,000	3,167,657
4.400%, 7/22/20	31,000	33,941
KeyBank N.A./Ohio
0.717%, 11/25/16 (l)	3,360,000	3,374,019
KfW
4.125%, 10/15/14	2,902,000	2,932,050
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	154,000	170,646

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Mizuho Bank Ltd.
0.659%, 4/16/17 (b)(1)§	$6,315,000	$6,311,633
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	541,509
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	3,170,486
PNC Bank N.A.
1.125%, 1/27/17	3,665,000	3,673,896
PNC Funding Corp.
5.625%, 2/1/17	510,000	563,471
5.125%, 2/8/20	31,000	35,349
Royal Bank of Canada
2.625%, 12/15/15	380,000	391,196
0.556%, 1/23/17 (l)	3,670,000	3,677,702
SunTrust Banks, Inc./Georgia
0.664%, 2/15/17 (l)	3,670,000	3,669,262
7.250%, 3/15/18	154,000	182,268
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	543,446
U.S. Bancorp/Minnesota
2.450%, 7/27/15	465,000	475,498
0.714%, 11/15/18 (l)	3,195,000	3,216,143
Wachovia Corp.
5.250%, 8/1/14	307,000	308,190
Wells Fargo & Co.
3.750%, 10/1/14	246,000	248,084
3.676%, 6/15/16 (e)	711,000	751,010
Westpac Banking Corp.
3.000%, 8/4/15	35,000	35,980

		52,623,500

Capital Markets (0.4%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	14,000	17,278
Bank of New York Mellon Corp.
0.457%, 3/4/16 (l)	2,505,000	2,504,286
BlackRock, Inc.
3.500%, 12/10/14	77,000	78,113
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	91,428
Deutsche Bank AG/London
3.450%, 3/30/15	154,000	157,405
3.250%, 1/11/16	145,000	150,358
Goldman Sachs Group, Inc.
3.625%, 2/7/16	1,860,000	1,939,386
5.625%, 1/15/17	750,000	825,845
Morgan Stanley
6.000%, 4/28/15	250,000	261,610
5.375%, 10/15/15	154,000	163,155
5.450%, 1/9/17	539,000	593,668
5.950%, 12/28/17	184,000	209,602
Nomura Holdings, Inc.
5.000%, 3/4/15	78,000	80,186
4.125%, 1/19/16	900,000	942,299
6.700%, 3/4/20	87,000	103,835
Raymond James Financial, Inc.
8.600%, 8/15/19	61,000	76,964
UBS AG/Connecticut
5.875%, 7/15/16	170,000	185,768

		8,381,186

Consumer Finance (0.9%)
American Express Co.
5.500%, 9/12/16	$706,000	$773,542
Capital One Financial Corp.
6.150%, 9/1/16	31,000	34,364
Caterpillar Financial Services Corp.
1.000%, 3/3/17	3,690,000	3,691,896
Discover Financial Services
10.250%, 7/15/19	80,000	101,976
HSBC Finance Corp.
5.500%, 1/19/16	195,000	208,802
HSBC USA, Inc.
2.375%, 2/13/15	950,000	961,110
Hyundai Capital America
1.450%, 2/6/17§	3,670,000	3,678,918
Toyota Motor Credit Corp.
2.800%, 1/11/16	230,000	238,137
0.516%, 5/17/16 (l)	3,058,000	3,069,201
Volkswagen International Finance N.V.
0.666%, 11/18/16 (l)§	3,170,000	3,182,348

		15,940,294

Diversified Financial Services (0.0%)
Bear Stearns Cos. LLC
5.700%, 11/15/14	92,000	93,809
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	117,502
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	90,000	93,599
5.450%, 2/1/18	31,000	35,297
ORIX Corp.
4.710%, 4/27/15	51,000	52,600
Private Export Funding Corp.
4.950%, 11/15/15	31,000	32,953
Shell International Finance B.V.
3.250%, 9/22/15	120,000	124,134

		549,894

Insurance (0.1%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	102,561
5.900%, 6/15/19	15,000	17,533
Aflac, Inc.
3.450%, 8/15/15	31,000	32,040
8.500%, 5/15/19	46,000	59,559
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	307,000	343,797
American Financial Group, Inc./Ohio
9.875%, 6/15/19	31,000	40,445
American International Group, Inc.
5.050%, 10/1/15	246,000	258,753
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	128,385
CNA Financial Corp.
7.350%, 11/15/19	14,000	17,302
5.875%, 8/15/20	92,000	107,674
Lincoln National Corp.
6.250%, 2/15/20	15,000	17,762
Markel Corp.
7.125%, 9/30/19	61,000	72,490

See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	$184,000	$184,318
Prudential Financial, Inc.
5.100%, 9/20/14	92,000	92,954
3.875%, 1/14/15	41,000	41,751
6.200%, 1/15/15	9,000	9,277
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	36,561

		1,563,162

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
4.625%, 4/1/15	23,000	23,687
4.500%, 1/15/18	95,000	103,664
5.050%, 9/1/20	61,000	67,836
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	68,038
6.100%, 3/15/20	61,000	70,031
Digital Realty Trust LP
4.500%, 7/15/15	61,000	62,738
Duke Realty LP
5.950%, 2/15/17	28,000	31,112
EPR Properties
7.750%, 7/15/20	31,000	36,949
ERP Operating LP
5.125%, 3/15/16	384,000	411,261
HCP, Inc.
3.750%, 2/1/16	95,000	99,331
6.000%, 1/30/17	100,000	112,052
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	148,036
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	31,000	34,842
Kimco Realty Corp.
6.875%, 10/1/19	61,000	73,337
Liberty Property LP
4.750%, 10/1/20	61,000	66,415
Simon Property Group LP
4.200%, 2/1/15	28,000	28,341
5.250%, 12/1/16	172,000	190,137
5.650%, 2/1/20	77,000	89,884

		1,717,691

Total Financials		80,775,727

Health Care (0.8%)
Biotechnology (0.6%)
Amgen, Inc.
4.850%, 11/18/14	92,000	93,534
2.500%, 11/15/16	2,286,000	2,362,214
1.250%, 5/22/17	6,350,000	6,340,670
5.700%, 2/1/19	92,000	106,374
4.500%, 3/15/20	15,000	16,438
Gilead Sciences, Inc.
3.050%, 12/1/16	1,882,000	1,972,028

		10,891,258

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
4.625%, 3/15/15	92,000	94,714
4.250%, 3/15/20	31,000	33,544

Medtronic, Inc.
3.000%, 3/15/15	$615,000	$626,422
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	363,971
Stryker Corp.
3.000%, 1/15/15	31,000	31,446
4.375%, 1/15/20	31,000	34,181

		1,184,278

Health Care Providers & Services (0.0%)
Cigna Corp.
5.125%, 6/15/20	40,000	45,277
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	36,594
Quest Diagnostics, Inc.
4.750%, 1/30/20	28,000	30,282

		112,153

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
5.000%, 7/15/20	90,000	99,615
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	640,000	655,722

		755,337

Pharmaceuticals (0.1%)
Actavis, Inc.
6.125%, 8/15/19	52,000	60,879
Eli Lilly and Co.
5.200%, 3/15/17	331,000	368,456
Merck & Co., Inc.
6.000%, 9/15/17	92,000	105,570
Merck Sharp & Dohme Corp.
4.000%, 6/30/15	61,000	63,202
Novartis Capital Corp.
4.400%, 4/24/20	110,000	122,343
Pfizer, Inc.
5.350%, 3/15/15	154,000	159,170
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	354,410

		1,234,030

Total Health Care		14,177,056

Industrials (0.1%)
Aerospace & Defense (0.1%)
Boeing Co.
3.500%, 2/15/15	215,000	219,274
Goodrich Corp.
4.875%, 3/1/20	31,000	34,196
L-3 Communications Corp.
3.950%, 11/15/16	840,000	891,957
Lockheed Martin Corp.
4.250%, 11/15/19	107,000	118,067
Northrop Grumman Corp.
5.050%, 8/1/19	26,000	28,958
Raytheon Co.
4.400%, 2/15/20	31,000	34,280
Rockwell Collins, Inc.
5.250%, 7/15/19	15,000	16,888

		1,343,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Airlines (0.0%)
Continental Airlines, Inc.
Series 2009-1 9.000%, 7/8/16	$59,673	$67,431
Delta Air Lines, Inc.
Series 2009-1 A 7.750%, 12/17/19	56,418	66,291

		133,722

Commercial Services & Supplies (0.0%)
Johns Hopkins University
5.250%, 7/1/19	34,000	38,803
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	12,329
Trustees of Dartmouth College
4.750%, 6/1/19	15,000	16,887
Vanderbilt University
5.250%, 4/1/19	77,000	88,143

		156,162

Electrical Equipment (0.0%)
Emerson Electric Co.
4.125%, 4/15/15	31,000	31,900

Industrial Conglomerates (0.0%)
Tyco International Finance S.A.
3.375%, 10/15/15	31,000	31,896

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	31,508

Road & Rail (0.0%)
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	24,456
CSX Corp.
6.250%, 4/1/15	126,000	131,394
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	31,877
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	71,794
5.750%, 4/1/18	154,000	175,555
5.900%, 6/15/19	20,000	23,377
Ryder System, Inc.
3.600%, 3/1/16	61,000	63,507

		521,960

Total Industrials		2,250,768

Information Technology (0.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	325,065
0.507%, 3/3/17 (l)	3,685,000	3,699,098
Motorola Solutions, Inc.
6.000%, 11/15/17	92,000	104,086

		4,128,249

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	31,000	31,424
Arrow Electronics, Inc.
6.000%, 4/1/20	46,000	52,335

Corning, Inc.
6.625%, 5/15/19	$6,000	$7,214
4.250%, 8/15/20	20,000	21,949

		112,922

IT Services (0.1%)
Fiserv, Inc.
3.125%, 10/1/15	380,000	390,411
Western Union Co.
5.930%, 10/1/16	310,000	340,469
Xerox Corp.
4.250%, 2/15/15	77,000	78,732

		809,612

Semiconductors & Semiconductor Equipment (0.0%)
Texas Instruments, Inc.
2.375%, 5/16/16	485,000	501,041

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	31,481
4.750%, 2/1/20	38,000	42,202
Microsoft Corp.
2.500%, 2/8/16	285,000	294,187
4.200%, 6/1/19	54,000	60,042
Oracle Corp.
5.250%, 1/15/16	343,000	367,330

		795,242

Total Information Technology		6,347,066

Materials (0.5%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	61,000	67,160
Cabot Corp.
5.000%, 10/1/16	61,000	66,641
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	77,000	78,169
5.250%, 12/15/16	201,000	222,044
4.625%, 1/15/20	31,000	34,700
Ecolab, Inc.
3.000%, 12/8/16	2,894,000	3,025,206
Monsanto Co.
0.423%, 11/7/16 (l)	3,195,000	3,196,703
5.125%, 4/15/18	31,000	34,889
Potash Corp. of Saskatchewan, Inc.
3.750%, 9/30/15	25,000	25,965
Praxair, Inc.
4.625%, 3/30/15	154,000	158,890
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	77,946
Valspar Corp.
7.250%, 6/15/19	61,000	73,063

		7,061,376

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16	307,000	339,265
8.125%, 7/15/18	31,000	38,073

		377,338

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	$31,000	$33,205
Bemis Co., Inc.
5.650%, 8/1/14	17,000	17,068
6.800%, 8/1/19	14,000	16,721

		66,994

Metals & Mining (0.1%)
Allegheny Technologies, Inc.
9.375%, 6/1/19	46,000	57,664
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	205,000	219,058
5.400%, 3/29/17	61,000	68,127
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	17,000	16,628
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	92,000	108,536
9.000%, 5/1/19	154,000	201,755
Southern Copper Corp.
5.375%, 4/16/20	17,000	18,741
Vale Overseas Ltd.
6.250%, 1/23/17	609,000	681,471

		1,371,980

Paper & Forest Products (0.0%)
International Paper Co.
5.300%, 4/1/15	181,000	187,371

Total Materials		9,065,059

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.100%, 9/15/14	92,000	92,762
2.500%, 8/15/15	1,075,000	1,098,106
5.625%, 6/15/16	629,000	687,027
British Telecommunications plc
1.250%, 2/14/17	3,680,000	3,682,493
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	77,000	77,058
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	40,000	40,887
5.877%, 7/15/19	60,000	69,427

		5,747,760

Wireless Telecommunication Services (0.1%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	362,649
Vodafone Group plc
5.625%, 2/27/17	184,000	205,047

		567,696

Total Telecommunication Services		6,315,456

Utilities (0.2%)
Electric Utilities (0.1%)
Commonwealth Edison Co.
4.000%, 8/1/20	49,000	52,907

Duke Energy Corp.
3.350%, 4/1/15	$31,000	$31,689
Duke Energy Florida, Inc.
4.550%, 4/1/20	15,000	16,674
Exelon Corp.
4.900%, 6/15/15	857,000	890,455
Northeast Utilities
4.500%, 11/15/19	31,000	33,942
Northern States Power Co.
1.950%, 8/15/15	31,000	31,424
PacifiCorp
5.650%, 7/15/18	154,000	177,603
Progress Energy, Inc.
5.625%, 1/15/16	240,000	257,591
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	26,199
Virginia Electric & Power Co.
5.400%, 1/15/16	225,000	242,174
5.000%, 6/30/19	61,000	69,362
Wisconsin Power & Light Co.
5.000%, 7/15/19	31,000	35,112

		1,865,132

Gas Utilities (0.0%)
Dominion Resources, Inc.
5.000%, 12/1/14	92,000	93,680
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	173,250

		266,930

Independent Power and Renewable Electricity Producers (0.0%)
PPL Energy Supply LLC
6.200%, 5/15/16	220,000	236,874
PSEG Power LLC
5.125%, 4/15/20	25,000	27,918

		264,792

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	31,280
Dominion Resources, Inc.
5.150%, 7/15/15	905,000	946,667
DTE Energy Co.
6.350%, 6/1/16	92,000	101,653
National Grid plc
6.300%, 8/1/16	154,000	170,340
NiSource Finance Corp.
5.450%, 9/15/20	31,000	35,453
Sempra Energy
6.500%, 6/1/16	181,000	200,521
TECO Finance, Inc.
4.000%, 3/15/16	26,000	27,323

		1,513,237

Total Utilities		3,910,091

Total Corporate Bonds		140,602,981

Government Securities (81.2%)
Agency CMO (1.3%)
Federal Home Loan Mortgage Corp.
0.452% 8/15/25 (l)	112,187	112,617
0.552% 7/15/34 (l)	318,520	319,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

0.652% 2/15/41 (l)	$267,363	$269,245
0.602% 9/15/41 (l)	496,913	498,869
0.622% 7/15/42 (l)	4,252,345	4,268,228
0.602% 12/15/43 (l)	4,918,078	4,926,394
Federal National Mortgage Association
0.602% 6/25/36 (l)	322,198	324,238
0.352% 10/27/37 (l)	2,048,891	2,038,547
0.832% 12/25/37 (l)	355,303	360,203
0.732% 6/25/41 (l)	861,809	869,880
0.702% 9/25/41 (l)	1,506,708	1,518,380
0.602% 6/25/42 (l)	430,041	430,404
0.552% 12/25/43 (l)	3,787,674	3,796,675
National Credit Union Administration Guaranteed Notes, Class 1A
Series 2010-C1 A1 1.600% 10/29/20	1,053,270	1,063,926
Series 2010-R3 1A 0.712% 12/8/20 (l)	2,790,695	2,812,099
Series 2011-R4 1A 0.532% 3/6/20 (l)	1,176,267	1,178,059

		24,787,042

Foreign Governments (0.4%)
Canadian Government Bond
2.375% 9/10/14	215,000	215,863
Federative Republic of Brazil
6.000% 1/17/17	2,355,000	2,618,760
8.000% 1/15/18 (b)	170,667	189,611
5.875% 1/15/19	305,000	349,225
Province of British Columbia
2.850% 6/15/15	46,000	47,137
Province of Nova Scotia
5.125% 1/26/17	92,000	101,537
Province of Ontario
4.950% 11/28/16	184,000	201,965
Republic of Italy
5.250% 9/20/16	399,000	435,556
Republic of Korea
7.125% 4/16/19	154,000	189,800
Republic of Panama
5.200% 1/30/20	462,000	512,922
Republic of Peru
8.375% 5/3/16	230,000	260,297
Republic of Poland
5.000% 10/19/15 (b)	307,000	324,597
Republic of South Africa
5.875% 5/30/22	215,000	239,187
State of Israel
5.125% 3/26/19 (b)	138,000	155,940
Svensk Exportkredit AB
5.125% 3/1/17	92,000	102,020
United Mexican States
5.625% 1/15/17	338,000	375,677
5.950% 3/19/19	307,000	357,655

		6,677,749

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839% 1/1/41	18,000	20,421

Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C 4.794% 8/15/46	$55,000	$62,307
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491% 11/1/39	61,000	73,421
City & County of Denver, General Obligation Bonds, Series 2010B 5.650% 8/1/30	31,000	34,778
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E 6.000% 11/1/40	123,000	154,703
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.845% 1/1/38	38,000	42,276
6.395% 1/1/40	21,000	26,744
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011% 6/15/42	11,000	14,213
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724% 6/15/42	38,000	47,508
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508% 8/1/37	92,000	110,537
City of New York, General Obligation Bonds, Series 2009- A1 5.206% 10/1/31	46,000	51,882
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456% 12/1/39	77,000	92,112
County of Clark Airport System, Revenue Bonds, Series 2009B 6.881% 7/1/42	61,000	66,801
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.600% 8/1/42	31,000	42,908
6.750% 8/1/49	61,000	87,237

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY 5.755% 7/1/29	$31,000	$37,591
5.750% 7/1/34	77,000	93,670
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731% 7/1/43	46,000	59,072
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138% 5/1/49	31,000	40,728
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637% 4/1/57	38,000	46,507
7.055% 4/1/57	61,000	69,185
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B 5.192% 8/1/40	45,000	50,793
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668% 11/15/39	23,000	30,505
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1 6.548% 11/15/31	31,000	39,060
6.648% 11/15/39	31,000	40,991
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D 7.462% 10/1/46	89,000	119,799
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561% 12/15/40	31,000	40,183
North Texas Tollway Authority System, Revenue Bonds, Series 2009B 6.718% 1/1/49	88,000	120,917
Ohio State University, Revenue Bonds, Series 2010C 4.910% 6/1/40	61,000	68,925
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511% 12/1/45	69,000	80,611
5.561% 12/1/49	92,000	108,611

San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793% 4/1/30	$31,000	$38,435
6.918% 4/1/40	31,000	41,736
7.043% 4/1/50	61,000	86,263
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2 6.263% 4/1/49	92,000	123,923
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350% 11/1/39	61,000	87,269
State of Georgia, General Obligation Bonds, Series 2009H 4.503% 11/1/25	31,000	34,767
State of Illinois, General Obligation Bonds, Series 2010 4.421% 1/1/15	31,000	31,586
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D 5.500% 3/15/30	31,000	36,579
5.600% 3/15/40	31,000	37,682
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770% 3/15/39	18,000	21,591
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D 5.481% 8/1/39	61,000	74,326
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F 5.090% 8/1/33	31,000	35,486
5.140% 8/1/40	31,000	36,082

		2,660,721

Supranational (0.3%)
Asian Development Bank
4.250% 10/20/14	759,000	768,084
5.500% 6/27/16	307,000	336,662
Corp. Andina de Fomento
5.750% 1/12/17	154,000	170,551
8.125% 6/4/19	46,000	57,507
European Investment Bank
2.875% 1/15/15	307,000	311,327
4.875% 1/17/17	1,379,000	1,519,581
5.125% 5/30/17	399,000	446,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Inter-American Development Bank
5.125% 9/13/16	$107,000	$117,388
3.875% 2/14/20	307,000	337,866
International Bank for Reconstruction & Development
5.000% 4/1/16	959,000	1,034,510

		5,099,966

U.S. Government Agencies (26.5%)
Federal Farm Credit Bank
0.102% 4/6/15 (l)	51,950,000	51,948,078
0.151% 10/8/15 (l)	20,000,000	20,007,460
Federal Home Loan Bank
5.500% 8/13/14	5,589,000	5,624,015
0.250% 2/20/15	66,425,000	66,471,013
4.750% 12/16/16	154,000	169,231
4.875% 5/17/17	461,000	513,070
5.000% 11/17/17	5,859,000	6,614,038
5.500% 7/15/36	92,000	117,801
Federal Home Loan Mortgage Corp.
5.000% 7/15/14	614,000	615,167
2.875% 2/9/15	230,000	233,819
0.500% 4/17/15	4,830,000	4,843,667
4.375% 7/17/15	50,000,000	52,182,085
1.750% 9/10/15	69,700,000	70,967,892
0.420% 9/18/15	6,116,000	6,127,809
4.750% 11/17/15	921,000	977,903
5.500% 7/18/16	307,000	338,578
2.000% 11/6/17	2,294,000	2,307,733
Federal National Mortgage Association
3.000% 9/16/14	307,000	308,830
2.625% 11/20/14	230,000	232,223
0.500% 5/27/15	44,170,000	44,302,576
0.500% 7/2/15	21,675,000	21,744,499
2.375% 7/28/15	7,965,000	8,151,779
2.150% 8/4/15	31,000	31,645
2.000% 9/21/15	1,223,000	1,249,120
0.500% 9/28/15	81,545,000	81,825,213
1.875% 10/15/15	61,000	62,267
4.375% 10/15/15	921,000	969,563
0.500% 3/30/16	12,230,000	12,236,163
2.375% 4/11/16	14,705,000	15,215,065
5.000% 2/13/17	307,000	340,642
1.000% 9/20/17	4,587,000	4,573,081

		481,302,025

U.S. Treasuries (52.6%)
U.S. Treasury Bonds
11.250% 2/15/15	$522,000	$558,207
U.S. Treasury Notes
0.250% 1/31/15	106,995,000	107,099,491
0.250% 2/15/15	10,595,000	10,606,588
4.000% 2/15/15	10,458,000	10,712,352
0.250% 3/31/15	153,153,100	153,325,106
2.500% 3/31/15	42,545,000	43,311,142
0.125% 4/30/15	184,715,000	184,751,075
0.250% 5/31/15	6,980,000	6,988,725
0.375% 6/30/15	253,680,000	254,273,332
0.250% 9/15/15	183,921,000	184,107,790

		955,733,808

Total Government Securities		1,476,261,311

Total Long-Term Debt Securities (99.7%)
(Cost $1,810,240,283)		1,811,764,547

Total Investments (99.7%) (Cost $1,810,240,283)		1,811,764,547
Other Assets Less Liabilities (0.3%)		5,656,704

Net Assets (100%)		$1,817,421,251

†	Securities (totaling $4,531,500 or 0.2% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $92,837,208 or 5.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2014.

Glossary:

CAD	— Canadian Dollar
CMO	— Collateralized Mortgage Obligation

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	34	September-14	$4,249,686	$4,255,844	$(6,158)
2 Year U.S. Treasury Notes	369	September-14	80,896,953	81,030,094	(133,141)
5 Year U.S. Treasury Notes	409	September-14	48,919,645	48,859,523	60,122

					(79,177)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/11/14	UBS AG	1,078	$1,010,182	$987,785	$22,397
Canadian Dollar vs. U.S. Dollar, expiring 7/11/14	UBS AG	1,097	1,027,729	1,028,221	(492)

					$21,905

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/11/14	BNP Paribas	9,316	$8,508,121	$8,728,216	$(220,095)
Canadian Dollar vs. U.S. Dollar, expiring 7/11/14	Royal Bank of Scotland	3,955	3,635,211	3,705,646	(70,435)

					$(290,530)

					$(268,625)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$133,623,120	$4,531,500	$138,154,620
Non-Agency CMO	—	56,745,635	—	56,745,635
Corporate Bonds
Consumer Discretionary	—	7,858,285	—	7,858,285
Consumer Staples	—	4,448,042	—	4,448,042
Energy	—	5,455,431	—	5,455,431
Financials	—	80,775,727	—	80,775,727
Health Care	—	14,177,056	—	14,177,056
Industrials	—	2,250,768	—	2,250,768
Information Technology	—	6,347,066	—	6,347,066
Materials	—	9,065,059	—	9,065,059
Telecommunication Services	—	6,315,456	—	6,315,456
Utilities	—	3,910,091	—	3,910,091
Forward Currency Contracts	—	22,397	—	22,397
Futures	60,122	—	—	60,122
Government Securities
Agency CMO	—	24,787,042	—	24,787,042
Foreign Governments	—	6,677,749	—	6,677,749
Municipal Bonds	—	2,660,721	—	2,660,721
Supranational	—	5,099,966	—	5,099,966
U.S. Government Agencies	—	481,302,025	—	481,302,025
U.S. Treasuries	—	955,733,808	—	955,733,808

Total Assets	$60,122	$1,807,255,444	$4,531,500	$1,811,847,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(291,022)	$—	$(291,022)
Futures	(139,299)	—	—	(139,299)

Total Liabilities	$(139,299)	$(291,022)	$—	$(430,321)

Total	$(79,177)	$1,806,964,422	$4,531,500	$1,811,416,745

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$60,122	*
Foreign exchange contracts	Receivables	22,397
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$82,519

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(139,299	)*
Foreign exchange contracts	Payables	(291,022)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(430,321)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(1,020,873)	$—	$—	$(1,020,873)
Foreign exchange contracts	—	—	29,803	—	29,803
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,020,873)	$29,803	$—	$(991,070)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(156,318)	$—	$—	$(156,318)
Foreign exchange contracts	—	—	(247,691)	—	(247,691)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(156,318)	$(247,691)	$—	$(404,009)

^ This Portfolio held forward foreign currency and futures contracts as hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $8,905,000 and futures contracts with an average notional balance of approximately $73,205,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
UBS AG	$22,397		$(492)	$—	$21,905
Exchange Traded Futures & Options Contracts (b)	60,122	(c)	—	—	60,122

	$82,519		$(492)	$—	$82,027

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$220,095		$—	$—	$220,095
Royal Bank of Scotland	70,435		—	—	70,435
UBS AG	492		(492)	—	—
Exchange Traded Futures & Options Contracts (b)	139,299	(c)	—	—	139,299

	$430,321		$(492)	$—	$429,829

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$204,984,178
Long-term U.S. government debt securities	374,940,893

$579,925,071

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$195,442,705
Long-term U.S. government debt securities	435,255,233

$630,697,938

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,207,965
Aggregate gross unrealized depreciation	(683,820)

Net unrealized appreciation	$1,524,145

Federal income tax cost of investments	$1,810,240,402

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Act of 2010 are $1,970,481 for short term losses and $13,638 for long term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $1,810,240,283)	$1,811,764,547
Cash	12,982,752
Foreign cash (Cost $1,019,832)	1,027,923
Receivable for securities sold	218,313,184
Dividends, interest and other receivables	4,274,398
Receivable from Separate Accounts for Trust shares sold	853,732
Due from broker for futures variation margin	470,832
Unrealized appreciation on forward foreign currency contracts	22,397
Other assets	27,268

Total assets	2,049,737,033

LIABILITIES
Payable for securities purchased	229,798,766
Payable to Separate Accounts for Trust shares redeemed	1,118,895
Investment management fees payable	671,974
Unrealized depreciation on forward foreign currency contracts	291,022
Distribution fees payable – Class IB	167,661
Administrative fees payable	166,300
Trustees’ fees payable	3,368
Accrued expenses	97,796

Total liabilities	232,315,782

NET ASSETS	$1,817,421,251

Net assets were comprised of:
Paid in capital	$1,821,535,282
Accumulated undistributed net investment income (loss)	(2,100,857)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(3,198,267)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,185,093

Net assets	$1,817,421,251

Class IB
Net asset value, offering and redemption price per share, $809,038,436 / 81,522,628 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

Class K
Net asset value, offering and redemption price per share, $1,008,382,815 / 101,461,557 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$3,106,361

EXPENSES
Investment management fees	3,306,803
Distribution fees – Class IB	1,044,817
Administrative fees	760,007
Printing and mailing expenses	58,785
Professional fees	33,697
Trustees’ fees	14,792
Custodian fees	7,687
Offering costs	521
Miscellaneous	1,043

Total expenses	5,228,152

NET INVESTMENT INCOME (LOSS)	(2,121,791)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	52,815
Futures	(1,020,873)
Foreign currency transactions	(5,501)

Net realized gain (loss)	(973,559)

Change in unrealized appreciation (depreciation) on:
Investments	1,883,352
Futures	(156,318)
Foreign currency translations	(238,598)

Net change in unrealized appreciation (depreciation)	1,488,436

NET REALIZED AND UNREALIZED GAIN (LOSS)	514,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,606,914)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	May 20, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,121,791)	$(1,034,027)
Net realized gain (loss) on investments, futures and foreign currency transactions	(973,559)	(1,945,303)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,488,436	(303,343)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,606,914)	(3,282,673)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,917,224 and 6,262,850 shares, respectively ]	28,981,937	62,384,738
Capital shares sold in-kind (Note 9)[ 0 and 95,447,824 shares, respectively ]	—	952,138,686
Capital shares repurchased [ (9,649,024) and (13,456,246) shares, respectively ]	(95,848,759)	(133,927,645)

Total Class IB transactions	(66,866,822)	880,595,779

Class K
Capital shares sold [ 14,615,392 and 12,601,040 shares, respectively ]	145,302,441	125,368,170
Capital shares sold in-kind (Note 9)[ 75,159,671 and 0 shares, respectively ]	747,008,112	—
Capital shares repurchased [ (638,884) and (275,662) shares, respectively ]	(6,351,251)	(2,745,591)

Total Class K transactions	885,959,302	122,622,579

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	819,092,480	1,003,218,358

TOTAL INCREASE (DECREASE) IN NET ASSETS	817,485,566	999,935,685
NET ASSETS:
Beginning of period	999,935,685	—

End of period (a)	$1,817,421,251	$999,935,685

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,100,857)	$20,934

* The Portfolio commenced operations on May 20, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)		May 20, 2013* to December 31, 2013
Net asset value, beginning of period	$9.94		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	—	#	(0.04)

Total from investment operations	(0.02)		(0.06)

Net asset value, end of period	$9.92		$9.94

Total return (b)	(0.20)%		(0.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$809,038		$877,376
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82%		0.83	%(dd)
Before waivers (a)(f)	0.82%		0.83	%(dd)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.39)%		(0.25	)%(l)(dd)
Before waivers (a)(f)	(0.39)%		(0.25	)%(l)(dd)
Portfolio turnover rate (z)	48%		38%

Class K	Six Months Ended June 30, 2014 (Unaudited)		November 19, 2013** to December 31, 2013		May 20, 2013* to August 23, 2013‡
Net asset value, beginning of period	$9.94		$9.95		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	—	#(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.01		(0.01)		(0.07)

Total from investment operations	—	#	(0.01)		(0.04)

Net asset value, end of period	$9.94		$9.94		$9.96

Total return (b)	0.00%		(0.10)%		(0.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,008,383		$122,560		$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57%		0.63	%(dd)	0.65	%(dd)
Before waivers (a)(f)	0.57%		0.63	%(dd)	1.30	%(dd)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.15)%		(0.10	)%(l)(dd)	1.33	%(l)(dd)
Before waivers (a)(f)	(0.15)%		(0.10	)%(l)(dd)	0.68	%(l)(dd)
Portfolio turnover rate (z)	48%		38%		38%
*	Commencement of Operations.
**	Resumed operations.
‡	On August 23, 2013 operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(dd)	During the period, the Portfolio waived and then recouped the waived expenses. Therefore, no waiver or recoupment is shown on the Statement of Operations.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	19.6%
Industrials	18.6
Consumer Discretionary	15.8
Financials	15.5
Health Care	14.9
Energy	5.9
Materials	3.4
Consumer Staples	2.9
Utilities	1.7
Telecommunication Services	0.4
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,024.20	$4.81
Hypothetical (5% average return before expenses)	1,000.00	1,020.04	4.80
Class IB
Actual	1,000.00	1,023.90	4.81
Hypothetical (5% average return before expenses)	1,000.00	1,020.04	4.80
Class K
Actual	1,000.00	1,025.60	3.56
Hypothetical (5% average return before expenses)	1,000.00	1,021.28	3.55

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.96%, 0.96% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.8%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$889,719
Cooper Tire & Rubber Co.	48,500	1,455,000
Cooper-Standard Holding, Inc.*	8,700	575,592
Dana Holding Corp.	99,600	2,432,232
Dorman Products, Inc.*	19,000	937,080
Drew Industries, Inc.	18,900	945,189
Federal-Mogul Holdings Corp.*	13,500	273,105
Fox Factory Holding Corp.*	500	8,795
Gentherm, Inc.*	19,800	880,110
Modine Manufacturing Co.*	30,000	472,200
Remy International, Inc.	400	9,340
Shiloh Industries, Inc.*	15,000	276,900
Standard Motor Products, Inc.	18,800	839,796
Stoneridge, Inc.*	8,400	90,048
Superior Industries International, Inc.	13,300	274,246
Tenneco, Inc.*	40,700	2,673,990
Tower International, Inc.*	13,100	482,604

		13,515,946

Automobiles (0.0%)
Winnebago Industries, Inc.*	16,200	407,916

Distributors (0.9%)
Core-Mark Holding Co., Inc.	13,800	629,694
LKQ Corp.*	673,881	17,985,884
Pool Corp.	28,700	1,623,272
VOXX International Corp.*	18,700	175,967
Weyco Group, Inc.	5,200	142,532

		20,557,349

Diversified Consumer Services (1.8%)
2U, Inc.*	1,100	18,491
American Public Education, Inc.*	12,150	417,717
Ascent Capital Group, Inc., Class A*	9,400	620,494
Bridgepoint Education, Inc.*	2,100	27,888
Bright Horizons Family Solutions, Inc.*	272,632	11,706,818
Capella Education Co.	11,050	601,010
Chegg, Inc.*	46,800	329,472
Education Management Corp.*	34,800	58,812
Grand Canyon Education, Inc.*	405,301	18,631,687
Hillenbrand, Inc.	45,000	1,467,900
Houghton Mifflin Harcourt Co.*	69,300	1,327,788
ITT Educational Services, Inc.*	8,100	135,189
K12, Inc.*	15,800	380,306
LifeLock, Inc.*	43,900	612,844
Matthews International Corp., Class A	21,900	910,383
Regis Corp.	44,310	623,885
Sotheby’s, Inc.	38,700	1,625,013
Steiner Leisure Ltd.*	10,300	445,887
Strayer Education, Inc.*	5,800	304,558
Universal Technical Institute, Inc.	6,900	83,766

Weight Watchers International, Inc.	17,600	$354,992

		40,684,900

Hotels, Restaurants & Leisure (2.5%)
Biglari Holdings, Inc.*	870	367,984
BJ’s Restaurants, Inc.*	18,100	631,871
Bloomin’ Brands, Inc.*	49,000	1,099,070
Bob Evans Farms, Inc.	20,200	1,011,010
Boyd Gaming Corp.*	39,200	475,496
Buffalo Wild Wings, Inc.*	103,280	17,114,529
Caesars Acquisition Co., Class A*	29,000	358,730
Caesars Entertainment Corp.*	24,640	445,491
Carrols Restaurant Group, Inc.*	20,200	143,824
Cheesecake Factory, Inc.	33,300	1,545,786
Churchill Downs, Inc.	9,500	856,045
Chuy’s Holdings, Inc.*	11,700	424,710
ClubCorp Holdings, Inc.	5,200	96,408
Cracker Barrel Old Country Store, Inc.	12,100	1,204,797
Del Frisco’s Restaurant Group, Inc.*	15,000	413,400
Denny’s Corp.*	84,812	552,974
Diamond Resorts International, Inc.*	22,500	523,575
DineEquity, Inc.	11,300	898,237
Einstein Noah Restaurant Group, Inc.	9,600	154,176
Fiesta Restaurant Group, Inc.*	14,300	663,663
Ignite Restaurant Group, Inc.*	2,600	37,856
International Speedway Corp., Class A	21,100	702,208
Interval Leisure Group, Inc.	26,500	581,410
Isle of Capri Casinos, Inc.*	34,600	296,176
Jack in the Box, Inc.	30,500	1,825,120
Krispy Kreme Doughnuts, Inc.*	54,300	867,714
La Quinta Holdings, Inc.*	28,100	537,834
Life Time Fitness, Inc.*	26,900	1,311,106
Marcus Corp.	11,000	200,750
Marriott Vacations Worldwide Corp.*	20,700	1,213,641
Monarch Casino & Resort, Inc.*	15,500	234,670
Morgans Hotel Group Co.*	14,600	115,778
Multimedia Games Holding Co., Inc.*	20,300	601,692
Noodles & Co.*	1,600	55,024
Norwegian Cruise Line Holdings Ltd.*	263,492	8,352,696
Orient-Express Hotels Ltd.*	71,400	1,038,156
Papa John’s International, Inc.	24,066	1,020,158
Penn National Gaming, Inc.*	49,900	605,786
Pinnacle Entertainment, Inc.*	39,600	997,128
Popeyes Louisiana Kitchen, Inc.*	19,000	830,490
Red Robin Gourmet Burgers, Inc.*	9,600	683,520
Ruby Tuesday, Inc.*	28,600	217,074
Ruth’s Hospitality Group, Inc.	19,900	245,765
Scientific Games Corp., Class A*	26,800	298,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Sonic Corp.*	37,500	$828,000
Speedway Motorsports, Inc.	7,100	129,575
Texas Roadhouse, Inc.	45,100	1,172,600
Vail Resorts, Inc.	26,100	2,014,398
Zoe’s Kitchen, Inc.*	3,000	103,140

		56,099,257

Household Durables (0.9%)
Beazer Homes USA, Inc.*	16,920	354,982
Cavco Industries, Inc.*	4,800	409,440
Ethan Allen Interiors, Inc.	14,900	368,626
Helen of Troy Ltd.*	23,700	1,436,931
Hovnanian Enterprises, Inc., Class A*	116,600	600,490
iRobot Corp.*	21,319	873,013
KB Home	55,200	1,031,136
La-Z-Boy, Inc.	36,000	834,120
Libbey, Inc.*	13,100	348,984
Lifetime Brands, Inc.	7,200	113,184
M.D.C. Holdings, Inc.	26,900	814,801
M/I Homes, Inc.*	17,100	415,017
Meritage Homes Corp.*	23,900	1,008,819
NACCO Industries, Inc., Class A	2,200	111,320
Ryland Group, Inc.	31,600	1,246,304
Standard Pacific Corp.*	107,100	921,060
Tempur Sealy International, Inc.*	143,725	8,580,382
Universal Electronics, Inc.*	9,500	464,360
William Lyon Homes, Class A*	2,200	66,968

		19,999,937

Internet & Catalog Retail (1.2%)
1-800-Flowers.com, Inc., Class A*	16,400	95,120
Blue Nile, Inc.*	6,000	168,000
Coupons.com, Inc.*	4,700	123,657
FTD Cos., Inc.*	11,260	357,955
HomeAway, Inc.*	324,908	11,313,297
HSN, Inc.	24,000	1,421,760
Lands’ End, Inc.*	10,500	352,590
Orbitz Worldwide, Inc.*	15,800	140,620
RetailMeNot, Inc.*	19,600	521,556
Shutterfly, Inc.*	27,800	1,197,068
zulily, Inc., Class A*	261,810	10,721,120

		26,412,743

Leisure Products (0.9%)
Arctic Cat, Inc.	8,600	339,012
Brunswick Corp.	62,000	2,612,060
Callaway Golf Co.	47,000	391,040
Marine Products Corp.	28,100	233,230
Polaris Industries, Inc.	110,580	14,401,939
Smith & Wesson Holding Corp.*	43,300	629,582
Sturm Ruger & Co., Inc.	12,800	755,328

		19,362,191

Media (1.1%)
AMC Entertainment Holdings, Inc., Class A	4,527	112,586
AMC Networks, Inc., Class A*	151,300	9,303,437

Carmike Cinemas, Inc.*	16,500	$579,645
Crown Media Holdings, Inc., Class A*	86,800	315,084
Cumulus Media, Inc., Class A*	86,100	567,399
Entercom Communications Corp., Class A*	13,400	143,782
Entravision Communications Corp., Class A	34,300	213,346
EW Scripps Co., Class A*	25,000	529,000
Global Sources Ltd.*	18,600	154,008
Gray Television, Inc.*	35,700	468,741
Harte-Hanks, Inc.	10,400	74,776
Journal Communications, Inc., Class A*	33,200	294,484
Loral Space & Communications, Inc.*	10,400	755,976
Martha Stewart Living Omnimedia, Inc., Class A*	7,400	34,780
McClatchy Co., Class A*	17,800	98,790
MDC Partners, Inc., Class A	30,150	647,924
Media General, Inc.*	34,600	710,338
Meredith Corp.	26,100	1,262,196
National CineMedia, Inc.	36,100	632,111
New York Times Co., Class A	98,400	1,496,664
Nexstar Broadcasting Group, Inc., Class A	23,600	1,217,996
Rentrak Corp.*	7,700	403,865
Scholastic Corp.	19,500	664,755
SFX Entertainment, Inc.*	6,800	55,080
Sinclair Broadcast Group, Inc., Class A	49,500	1,720,125
Sizmek, Inc.*	6,200	59,086
Time, Inc.*	70,100	1,697,822
World Wrestling Entertainment, Inc., Class A	13,800	164,634

		24,378,430

Multiline Retail (0.1%)
Burlington Stores, Inc.*	18,200	579,852
Fred’s, Inc., Class A	25,800	394,482
Tuesday Morning Corp.*	41,500	739,530

		1,713,864

Specialty Retail (4.7%)
American Eagle Outfitters, Inc.	123,500	1,385,670
America’s Car-Mart, Inc.*	5,000	197,750
ANN, Inc.*	29,800	1,225,972
Asbury Automotive Group, Inc.*	20,800	1,429,792
Barnes & Noble, Inc.*	24,600	560,634
Brown Shoe Co., Inc.	29,100	832,551
Buckle, Inc.	20,300	900,508
Cabela’s, Inc.*	247,950	15,472,080
Cato Corp., Class A	17,800	550,020
Children’s Place, Inc.	18,345	910,462
Citi Trends, Inc.*	700	15,022
Conn’s, Inc.*	15,400	760,606
Container Store Group, Inc.*	5,900	163,902
Destination Maternity Corp.	11,600	264,132
Destination XL Group, Inc.*	42,700	235,277
Dick’s Sporting Goods, Inc.	221,710	10,322,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Express, Inc.*	69,600	$1,185,288
Finish Line, Inc., Class A	33,700	1,002,238
Five Below, Inc.*	453,491	18,098,826
Francesca’s Holdings Corp.*	27,100	399,454
Genesco, Inc.*	19,000	1,560,470
Group 1 Automotive, Inc.	16,800	1,416,408
Guess?, Inc.	39,000	1,053,000
Haverty Furniture Cos., Inc.	9,800	246,274
Hibbett Sports, Inc.*	19,248	1,042,664
Lithia Motors, Inc., Class A	17,900	1,683,853
Lumber Liquidators Holdings, Inc.*	28,960	2,199,512
MarineMax, Inc.*	21,400	358,236
Mattress Firm Holding Corp.*	7,100	339,025
Men’s Wearhouse, Inc.	34,200	1,908,360
Monro Muffler Brake, Inc.	24,050	1,279,219
Office Depot, Inc.*	332,020	1,889,194
Outerwall, Inc.*	13,850	821,997
Pep Boys-Manny, Moe & Jack*	31,700	363,282
Pier 1 Imports, Inc.	69,800	1,075,618
Rent-A-Center, Inc.	44,000	1,261,920
Restoration Hardware Holdings, Inc.*	22,300	2,075,015
Select Comfort Corp.*	44,400	917,304
Shoe Carnival, Inc.	8,450	174,493
Sonic Automotive, Inc., Class A	27,100	723,028
Stage Stores, Inc.	26,700	499,023
Stein Mart, Inc.	6,800	94,452
Systemax, Inc.*	22,790	327,492
Tile Shop Holdings, Inc.*	2,800	42,812
Tilly’s, Inc., Class A*	9,100	73,164
Tractor Supply Co.	221,870	13,400,948
Ulta Salon Cosmetics & Fragrance, Inc.*	129,460	11,833,939
Vitamin Shoppe, Inc.*	22,900	985,158
West Marine, Inc.*	12,600	129,276
Zumiez, Inc.*	16,356	451,262

		106,139,400

Textiles, Apparel & Luxury Goods (1.1%)
Columbia Sportswear Co.	8,000	661,200
Crocs, Inc.*	69,200	1,040,076
G-III Apparel Group Ltd.*	9,900	808,434
Iconix Brand Group, Inc.*	32,500	1,395,550
Movado Group, Inc.	11,400	475,038
Oxford Industries, Inc.	10,900	726,703
Quiksilver, Inc.*	97,100	347,618
Skechers U.S.A., Inc., Class A*	29,400	1,343,580
Steven Madden Ltd.*	45,862	1,573,066
Tumi Holdings, Inc.*	34,600	696,498
Under Armour, Inc., Class A*	233,798	13,908,643
Vera Bradley, Inc.*	11,049	241,642
Vince Holding Corp.*	3,700	135,494
Wolverine World Wide, Inc.	76,000	1,980,560

		25,334,102

Total Consumer Discretionary		354,606,035

Consumer Staples (2.9%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	6,100	$1,363,472
Coca-Cola Bottling Co. Consolidated	100	7,367
National Beverage Corp.*	10,000	189,200

		1,560,039

Food & Staples Retailing (1.1%)
Andersons, Inc.	17,700	912,966
Casey’s General Stores, Inc.	28,650	2,013,809
Chefs’ Warehouse, Inc.*	1,700	33,609
Fresh Market, Inc.*	27,200	910,384
Ingles Markets, Inc., Class A	1,900	50,065
PriceSmart, Inc.	12,700	1,105,408
SpartanNash Co.	19,320	405,913
Sprouts Farmers Market, Inc.*	430,150	14,074,508
SUPERVALU, Inc.*	165,100	1,357,122
Susser Holdings Corp.*	13,000	1,049,360
United Natural Foods, Inc.*	36,500	2,376,150
Village Super Market, Inc., Class A	5,000	118,150
Weis Markets, Inc.	7,400	338,402

		24,745,846

Food Products (1.5%)
Alico, Inc.	8,100	303,669
Annie’s, Inc.*	9,900	334,818
B&G Foods, Inc.	36,100	1,180,109
Boulder Brands, Inc.*	42,200	598,396
Calavo Growers, Inc.	700	23,681
Cal-Maine Foods, Inc.	9,100	676,312
Chiquita Brands International, Inc.*	27,000	292,950
Darling Ingredients, Inc.*	111,522	2,330,810
Dean Foods Co.	59,400	1,044,846
Diamond Foods, Inc.*	15,200	428,640
Farmer Bros Co.*	2,832	61,199
Fresh Del Monte Produce, Inc.	24,600	753,990
J&J Snack Foods Corp.	11,500	1,082,380
John B. Sanfilippo & Son, Inc.	14,000	370,580
Keurig Green Mountain, Inc.	124,198	15,476,313
Lancaster Colony Corp.	13,000	1,237,080
Limoneira Co.	2,400	52,728
Post Holdings, Inc.*	26,100	1,328,751
Sanderson Farms, Inc.	16,000	1,555,200
Seaboard Corp.*	200	604,054
Seneca Foods Corp., Class A*	2,500	76,500
Snyder’s-Lance, Inc.	33,900	896,994
Tootsie Roll Industries, Inc.	17,543	516,466
TreeHouse Foods, Inc.*	24,800	1,985,736

		33,212,202

Household Products (0.1%)
Central Garden & Pet Co., Class A*	24,000	220,800
Harbinger Group, Inc.*	52,800	670,560
WD-40 Co.	10,700	804,854

		1,696,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Personal Products (0.1%)
Elizabeth Arden, Inc.*	17,700	$379,134
Inter Parfums, Inc.	9,600	283,680
Nature’s Sunshine Products, Inc.	14,000	237,580
Nutraceutical International Corp.*	12,500	298,250
Revlon, Inc., Class A*	13,100	399,550
Synutra International, Inc.*	23,493	157,638

		1,755,832

Tobacco (0.1%)
Alliance One International, Inc.*	61,900	154,750
Universal Corp.	17,400	963,090
Vector Group Ltd.	45,370	938,251

		2,056,091

Total Consumer Staples		65,026,224

Energy (5.9%)
Energy Equipment & Services (2.7%)
Basic Energy Services, Inc.*	19,500	569,790
Bristow Group, Inc.	25,801	2,080,077
C&J Energy Services, Inc.*	34,700	1,172,166
CARBO Ceramics, Inc.	14,300	2,203,916
CHC Group Ltd.*	3,000	25,320
Dawson Geophysical Co.	4,200	120,330
Era Group, Inc.*	14,500	415,860
Exterran Holdings, Inc.	38,400	1,727,616
FMC Technologies, Inc.*	141,104	8,617,221
Forum Energy Technologies, Inc.*	37,900	1,380,697
Geospace Technologies Corp.*	9,700	534,276
Glori Energy, Inc.*	900	9,774
Gulf Island Fabrication, Inc.	5,900	126,968
Gulfmark Offshore, Inc., Class A	20,900	944,262
Helix Energy Solutions Group, Inc.*	75,800	1,994,298
Hercules Offshore, Inc.*	123,200	495,264
Hornbeck Offshore Services, Inc.*	27,500	1,290,300
ION Geophysical Corp.*	69,400	292,868
Key Energy Services, Inc.*	117,400	1,073,036
Matrix Service Co.*	13,300	436,107
McDermott International, Inc.*	150,900	1,220,781
Mitcham Industries, Inc.*	1,300	18,174
Natural Gas Services Group, Inc.*	8,000	264,480
Newpark Resources, Inc.*	56,300	701,498
North Atlantic Drilling Ltd.	48,981	520,178
Nuverra Environmental Solutions, Inc.*	3,420	68,776
Oceaneering International, Inc.	202,353	15,809,840
Parker Drilling Co.*	77,700	506,604
PHI, Inc. (Non-Voting)*	10,200	454,614
Pioneer Energy Services Corp.*	38,100	668,274
RigNet, Inc.*	8,200	441,324
SEACOR Holdings, Inc.*	14,500	1,192,625
Superior Energy Services, Inc.	354,448	12,809,751
Tesco Corp.	22,900	488,686

TETRA Technologies, Inc.*	50,400	$593,712
Vantage Drilling Co.*	79,900	153,408
Willbros Group, Inc.*	14,400	177,840

		61,600,711

Oil, Gas & Consumable Fuels (3.2%)
Abraxas Petroleum Corp.*	45,200	282,952
Adams Resources & Energy, Inc.	100	7,813
Alon USA Energy, Inc.	21,800	271,192
Alpha Natural Resources, Inc.*	159,600	592,116
Amyris, Inc.*	22,900	85,417
Apco Oil and Gas International, Inc.*	6,791	97,994
Approach Resources, Inc.*	22,500	511,425
Arch Coal, Inc.	165,100	602,615
Bill Barrett Corp.*	33,000	883,740
Bonanza Creek Energy, Inc.*	25,700	1,469,783
BPZ Resources, Inc.*	57,100	175,868
Callon Petroleum Co.*	15,100	175,915
Carrizo Oil & Gas, Inc.*	30,800	2,133,208
Clayton Williams Energy, Inc.*	3,400	467,058
Clean Energy Fuels Corp.*	51,400	602,408
Cloud Peak Energy, Inc.*	43,706	805,065
Comstock Resources, Inc.	34,200	986,328
Concho Resources, Inc.*	64,460	9,314,470
Contango Oil & Gas Co.*	10,279	434,904
Delek U.S. Holdings, Inc.	37,700	1,064,271
Diamondback Energy, Inc.*	24,200	2,148,960
Emerald Oil, Inc.*	22,100	169,065
Energy XXI Bermuda Ltd.	70,151	1,657,668
Evolution Petroleum Corp.	700	7,665
EXCO Resources, Inc.	98,100	577,809
Forest Oil Corp.*	49,800	113,544
Frontline Ltd.*	9,400	27,448
FX Energy, Inc.*	35,200	127,072
GasLog Ltd.	21,300	679,257
Gastar Exploration, Inc.*	24,500	213,395
Goodrich Petroleum Corp.*	30,700	847,320
Green Plains, Inc.	17,300	568,651
Halcon Resources Corp.*	149,578	1,090,424
Hallador Energy Co.	15,000	142,350
Isramco, Inc.*	150	19,068
Jones Energy, Inc., Class A*	1,000	20,500
Knightsbridge Tankers Ltd.	10,100	143,319
Kodiak Oil & Gas Corp.*	177,600	2,584,080
Magnum Hunter Resources Corp.*	114,600	939,720
Matador Resources Co.*	42,800	1,253,184
Midstates Petroleum Co., Inc.*	26,300	190,149
Miller Energy Resources, Inc.*	28,400	181,760
Navios Maritime Acq Corp.	4,000	14,840
Nordic American Tankers Ltd.	41,200	392,636
Northern Oil and Gas, Inc.*	45,300	737,937
Oasis Petroleum, Inc.*	226,608	12,665,121
Pacific Ethanol, Inc.*	8,200	125,378
Panhandle Oil and Gas, Inc., Class A	3,900	218,517
Parsley Energy, Inc., Class A*	23,100	556,017
PDC Energy, Inc.*	23,300	1,471,395
Penn Virginia Corp.*	37,800	640,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

PetroQuest Energy, Inc.*	23,800	$178,976
Quicksilver Resources, Inc.*	67,000	178,890
Renewable Energy Group, Inc.*	9,100	104,377
Resolute Energy Corp.*	45,300	391,392
REX American Resources Corp.*	2,100	153,951
Rex Energy Corp.*	27,200	481,712
Ring Energy, Inc.*	1,300	22,685
Rosetta Resources, Inc.*	44,200	2,424,370
RSP Permian, Inc.*	15,761	511,287
Sanchez Energy Corp.*	27,100	1,018,689
Scorpio Tankers, Inc.	131,800	1,340,406
SemGroup Corp., Class A	29,800	2,349,730
Ship Finance International Ltd.	37,200	691,548
SM Energy Co.	34,311	2,885,555
Solazyme, Inc.*	34,600	407,588
Stone Energy Corp.*	38,500	1,801,415
Swift Energy Co.*	29,100	377,718
Synergy Resources Corp.*	52,500	695,625
Teekay Tankers Ltd., Class A	41,000	175,890
Triangle Petroleum Corp.*	38,500	452,375
VAALCO Energy, Inc.*	40,800	294,984
W&T Offshore, Inc.	22,700	371,599
Warren Resources, Inc.*	28,800	178,560
Western Refining, Inc.	41,700	1,565,835
Westmoreland Coal Co.*	9,000	326,520

		70,871,178

Total Energy		132,471,889

Financials (15.5%)
Banks (5.9%)
1st Source Corp.	5,950	182,189
1st United Bancorp, Inc./Florida	7,300	62,926
American National Bankshares, Inc.	8,900	193,397
Ameris Bancorp*	19,400	418,264
Ames National Corp.	11,560	267,498
Arrow Financial Corp.	4,731	122,722
BancFirst Corp.	3,900	241,410
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	516,851
Bancorp, Inc./Delaware*	19,500	232,245
BancorpSouth, Inc.	71,100	1,746,927
Bank of Kentucky Financial Corp.	7,600	264,404
Bank of Marin Bancorp/California	4,790	218,376
Bank of the Ozarks, Inc.	39,920	1,335,324
Banner Corp.	14,900	590,487
BBCN Bancorp, Inc.	60,610	966,730
Boston Private Financial Holdings, Inc.	54,810	736,646
Bridge Bancorp, Inc.	4,200	100,758
Bryn Mawr Bank Corp.	12,172	354,449
Camden National Corp.	3,250	125,970
Capital Bank Financial Corp., Class A*	17,900	422,619
Capital City Bank Group, Inc.	11,900	172,907
Cardinal Financial Corp.	19,550	360,893

Cascade Bancorp*	59,726	$311,172
Cathay General Bancorp	57,001	1,456,946
Centerstate Banks, Inc.	23,900	267,680
Central Pacific Financial Corp.	4,000	79,400
Chemical Financial Corp.	19,500	547,560
Citizens & Northern Corp.	9,900	192,951
City Holding Co.	10,500	473,760
CNB Financial Corp./Pennsylvania	7,940	133,392
CoBiz Financial, Inc.	1,100	11,847
Columbia Banking System, Inc.	33,110	871,124
Community Bank System, Inc.	28,476	1,030,831
Community Trust Bancorp, Inc.	11,110	380,184
CommunityOne Bancorp*	9,514	92,286
CVB Financial Corp.	63,600	1,019,508
Eagle Bancorp, Inc.*	17,930	605,138
Enterprise Financial Services Corp.	8,790	158,747
F.N.B. Corp./Pennsylvania	121,800	1,561,476
Fidelity Southern Corp.	1,130	14,679
Financial Institutions, Inc.	15,100	353,642
First Bancorp, Inc./Maine	4,240	74,030
First Bancorp/North Carolina	11,900	218,365
First BanCorp/Puerto Rico*	66,200	360,128
First Busey Corp.	37,120	215,667
First Citizens BancShares, Inc./North Carolina, Class A	4,800	1,176,000
First Commonwealth Financial Corp.	59,700	550,434
First Community Bancshares, Inc./Virginia	15,500	222,115
First Connecticut Bancorp, Inc./Connecticut	15,400	247,170
First Financial Bancorp	41,460	713,527
First Financial Bankshares, Inc.	45,600	1,430,472
First Financial Corp./Indiana	5,400	173,826
First Interstate BancSystem, Inc.	2,200	59,796
First Merchants Corp.	20,800	439,712
First Midwest Bancorp, Inc./Illinois	50,000	851,500
First of Long Island Corp.	9,200	359,536
First Republic Bank/California	236,633	13,012,449
FirstMerit Corp.	102,847	2,031,228
Flushing Financial Corp.	20,350	418,193
German American Bancorp, Inc.	6,800	184,144
Glacier Bancorp, Inc.	53,730	1,524,857
Great Southern Bancorp, Inc.	5,000	160,250
Guaranty Bancorp	22,420	311,638
Hancock Holding Co.	52,290	1,846,883
Hanmi Financial Corp.	21,138	445,589
Heartland Financial USA, Inc.	6,655	164,578
Heritage Commerce Corp.	1,200	9,804
Heritage Financial Corp./Washington	22,066	355,042
Home BancShares, Inc./Arkansas	31,894	1,046,761
Hudson Valley Holding Corp.	7,280	131,404
Iberiabank Corp.	181,422	12,552,588
Independent Bank Corp./Michigan	13,600	521,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

International Bancshares Corp.	38,400	$1,036,800
Investors Bancorp, Inc.	227,572	2,514,671
Lakeland Bancorp, Inc.	17,910	193,428
Lakeland Financial Corp.	10,570	403,351
MainSource Financial Group, Inc.	21,900	377,775
MB Financial, Inc.	37,500	1,014,375
Merchants Bancshares, Inc./Vermont	4,100	131,118
Metro Bancorp, Inc.*	17,250	398,820
MidWestOne Financial Group, Inc.	10,200	244,698
National Bank Holdings Corp., Class A	37,800	753,732
National Bankshares, Inc./Virginia	4,500	139,005
National Penn Bancshares, Inc.	94,900	1,004,042
NBT Bancorp, Inc.	37,495	900,630
OFG Bancorp	33,400	614,894
Old National Bancorp/Indiana	78,880	1,126,406
OmniAmerican Bancorp, Inc.	2,476	61,900
Pacific Continental Corp.	12,700	174,371
Park National Corp.	8,850	683,220
Park Sterling Corp.	4,500	29,655
Penns Woods Bancorp, Inc.	1,340	63,114
Peoples Bancorp, Inc./Ohio	11,400	301,530
Pinnacle Financial Partners, Inc.	21,281	840,174
PrivateBancorp, Inc.	43,518	1,264,633
Prosperity Bancshares, Inc.	43,550	2,726,230
Renasant Corp.	21,900	636,633
Republic Bancorp, Inc./Kentucky, Class A	7,600	180,272
S&T Bancorp, Inc.	19,961	496,031
Sandy Spring Bancorp, Inc.	15,910	396,318
Sierra Bancorp	4,900	77,420
Signature Bank/New York*	108,510	13,691,792
Simmons First National Corp., Class A	11,620	457,712
South State Corp.	17,240	1,051,640
Southside Bancshares, Inc.	11,358	328,928
Southwest Bancorp, Inc./Oklahoma	21,200	361,672
State Bank Financial Corp.	22,700	383,857
Sterling Bancorp/Delaware	59,561	714,732
Stock Yards Bancorp, Inc.	4,200	125,580
Suffolk Bancorp*	860	19,187
Sun Bancorp, Inc./New Jersey*	55,500	222,555
Susquehanna Bancshares, Inc.	146,151	1,543,355
SVB Financial Group*	125,350	14,618,317
Taylor Capital Group, Inc.*	12,345	263,936
Texas Capital Bancshares, Inc.*	29,650	1,599,618
Tompkins Financial Corp.	10,451	503,529
TowneBank/Virginia	11,245	176,659
Trico Bancshares	12,400	286,936
Trustmark Corp.	42,820	1,057,226
UMB Financial Corp.	25,060	1,588,553
Umpqua Holdings Corp.	113,173	2,028,060
Union Bankshares Corp.	31,197	800,203
United Bankshares, Inc./West Virginia	44,552	1,440,366

United Community Banks, Inc./Georgia	26,500	$433,805
Univest Corp. of Pennsylvania	6,647	137,593
Valley National Bancorp	127,400	1,262,534
ViewPoint Financial Group, Inc.	22,130	595,518
Washington Trust Bancorp, Inc.	10,900	400,793
Webster Financial Corp.	65,200	2,056,408
WesBanco, Inc.	16,600	515,264
West Bancorp, Inc.	8,400	127,932
Westamerica Bancorp	19,500	1,019,460
Western Alliance Bancorp*	52,900	1,259,020
Wilshire Bancorp, Inc.	54,700	561,769
Wintrust Financial Corp.	28,270	1,300,420

		132,726,144

Capital Markets (2.6%)
Affiliated Managers Group, Inc.*	65,233	13,398,858
Arlington Asset Investment Corp., Class A	12,700	347,091
BGC Partners, Inc., Class A	110,740	823,906
Calamos Asset Management, Inc., Class A	6,900	92,391
CIFC Corp.	1,600	14,416
Cohen & Steers, Inc.	18,566	805,393
Cowen Group, Inc., Class A*	8,525	35,976
Diamond Hill Investment Group, Inc.	1,200	153,264
Evercore Partners, Inc., Class A	22,200	1,279,608
FBR & Co.*	5,550	150,572
Financial Engines, Inc.	36,000	1,630,080
FXCM, Inc., Class A	26,200	391,952
GAMCO Investors, Inc., Class A	4,430	367,911
GFI Group, Inc.	32,181	106,841
Greenhill & Co., Inc.	22,600	1,113,050
HFF, Inc., Class A	21,500	799,585
ICG Group, Inc.*	24,900	519,912
INTL FCStone, Inc.*	6,200	123,504
Investment Technology Group, Inc.*	33,500	565,480
Janus Capital Group, Inc.	107,900	1,346,592
KCG Holdings, Inc., Class A*	33,571	398,823
Ladenburg Thalmann Financial Services, Inc.*	89,100	280,665
Lazard Ltd., Class A	325,189	16,766,745
Manning & Napier, Inc.	12,400	214,024
Piper Jaffray Cos.*	14,100	729,957
Safeguard Scientifics, Inc.*	5,630	117,048
Stifel Financial Corp.*	281,280	13,318,608
SWS Group, Inc.*	13,340	97,115
Virtus Investment Partners, Inc.*	4,795	1,015,341
Walter Investment Management Corp.*	27,340	814,185
Westwood Holdings Group, Inc.	5,600	336,224
WisdomTree Investments, Inc.*	72,600	897,336

		59,052,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Finance (0.4%)
Cash America International, Inc.	20,920	$929,476
Credit Acceptance Corp.*	5,000	615,500
Encore Capital Group, Inc.*	17,050	774,411
Ezcorp, Inc., Class A*	33,400	385,770
First Cash Financial Services, Inc.*	22,300	1,284,257
Green Dot Corp., Class A*	13,000	246,740
Nelnet, Inc., Class A	16,850	698,095
Portfolio Recovery Associates, Inc.*	34,160	2,033,545
Regional Management Corp.*	1,100	17,017
Springleaf Holdings, Inc.*	23,600	612,420
World Acceptance Corp.*	6,720	510,451

		8,107,682

Diversified Financial Services (0.1%)
Gain Capital Holdings, Inc.	9,500	74,765
MarketAxess Holdings, Inc.	28,400	1,535,304
Marlin Business Services Corp.	13,500	245,565
NewStar Financial, Inc.*	13,600	191,216
PHH Corp.*	38,200	877,836
PICO Holdings, Inc.*	13,800	327,888

		3,252,574

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	887,575
American Equity Investment Life Holding Co.	47,380	1,165,548
AMERISAFE, Inc.	11,990	487,633
AmTrust Financial Services, Inc.	20,661	863,836
Argo Group International Holdings Ltd.	21,890	1,118,798
Baldwin & Lyons, Inc., Class B	4,687	121,581
Citizens, Inc./Texas*	28,400	210,160
CNO Financial Group, Inc.	138,400	2,463,520
Donegal Group, Inc., Class A	8,800	134,640
eHealth, Inc.*	17,000	645,490
EMC Insurance Group, Inc.	10,012	308,169
Employers Holdings, Inc.	30,900	654,462
Enstar Group Ltd.*	6,550	987,281
FBL Financial Group, Inc., Class A	3,800	174,800
First American Financial Corp.	67,900	1,886,941
Global Indemnity plc*	9,250	240,408
Greenlight Capital Reinsurance Ltd., Class A*	20,316	669,209
Hallmark Financial Services, Inc.*	16,100	173,075
Hilltop Holdings, Inc.*	44,841	953,320
Horace Mann Educators Corp.	24,910	778,936
Independence Holding Co.	8,884	125,531
Infinity Property & Casualty Corp.	9,300	625,239
Kansas City Life Insurance Co.	3,090	140,533
Kemper Corp.	29,500	1,087,370
Maiden Holdings Ltd.	34,930	422,304
Meadowbrook Insurance Group, Inc.	13,800	99,222

Montpelier Reinsurance Holdings Ltd.	31,500	$1,006,425
National General Holdings Corp.	22,600	393,240
National Interstate Corp.	5,100	142,902
National Western Life Insurance Co., Class A	1,130	281,833
Navigators Group, Inc.*	7,600	509,580
OneBeacon Insurance Group Ltd., Class A	11,100	172,494
Phoenix Cos., Inc.*	900	43,551
Platinum Underwriters Holdings Ltd.	17,080	1,107,638
Primerica, Inc.	34,200	1,636,470
RLI Corp.	33,000	1,510,740
Safety Insurance Group, Inc.	8,350	429,023
Selective Insurance Group, Inc.	39,140	967,541
State Auto Financial Corp.	10,200	238,986
Stewart Information Services Corp.	20,500	635,705
Symetra Financial Corp.	45,700	1,039,218
Third Point Reinsurance Ltd.*	36,100	550,886
United Fire Group, Inc.	15,100	442,732
Universal Insurance Holdings, Inc.	2,200	28,534

		28,563,079

Real Estate Investment Trusts (REITs) (4.1%)
Acadia Realty Trust (REIT)	38,586	1,083,881
AG Mortgage Investment Trust, Inc. (REIT)	18,600	352,098
Agree Realty Corp. (REIT)	1,578	47,703
Alexander’s, Inc. (REIT)	1,600	591,152
Altisource Residential Corp. (REIT)	38,700	1,007,361
American Assets Trust, Inc. (REIT)	23,296	804,877
American Capital Mortgage Investment Corp. (REIT)	45,045	901,801
American Realty Capital Healthcare Trust, Inc. (REIT)	107,600	1,171,764
American Residential Properties, Inc. (REIT)*	20,400	382,500
Anworth Mortgage Asset Corp. (REIT)	130,400	672,864
Apollo Commercial Real Estate Finance, Inc. (REIT)	30,460	502,285
Apollo Residential Mortgage, Inc. (REIT)	15,100	252,472
ARMOUR Residential REIT, Inc. (REIT)	285,728	1,237,202
Ashford Hospitality Trust, Inc. (REIT)	35,550	410,247
Associated Estates Realty Corp. (REIT)	38,500	693,770
Aviv REIT, Inc. (REIT)	12,500	352,125
Campus Crest Communities, Inc. (REIT)	48,164	417,100
Capstead Mortgage Corp. (REIT)	76,810	1,010,052
CareTrust REIT, Inc. (REIT)*	8,000	158,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Cedar Realty Trust, Inc. (REIT)	16,000	$100,000
Chambers Street Properties (REIT)	179,900	1,446,396
Chatham Lodging Trust (REIT)	16,800	367,920
Chesapeake Lodging Trust (REIT)	30,620	925,643
Colony Financial, Inc. (REIT)	62,734	1,456,683
CoreSite Realty Corp. (REIT)	17,800	588,646
Cousins Properties, Inc. (REIT)	124,692	1,552,415
CubeSmart (REIT)	99,850	1,829,252
CyrusOne, Inc. (REIT)	1,860	46,314
CYS Investments, Inc. (REIT)	129,037	1,163,914
DCT Industrial Trust, Inc. (REIT)	216,800	1,779,928
DiamondRock Hospitality Co. (REIT)	142,108	1,821,825
DuPont Fabros Technology, Inc. (REIT)	47,710	1,286,262
Dynex Capital, Inc. (REIT)	11,730	103,811
EastGroup Properties, Inc. (REIT)	22,180	1,424,621
Education Realty Trust, Inc. (REIT)	88,000	945,120
Empire State Realty Trust, Inc. (REIT), Class A	57,000	940,500
EPR Properties (REIT)	33,578	1,876,003
Equity One, Inc. (REIT)	38,700	912,933
Excel Trust, Inc. (REIT)	23,700	315,921
FelCor Lodging Trust, Inc. (REIT)	88,640	931,606
First Industrial Realty Trust, Inc. (REIT)	77,900	1,467,636
First Potomac Realty Trust (REIT)	34,657	454,700
Franklin Street Properties Corp. (REIT)	65,080	818,706
Geo Group, Inc. (REIT)	51,781	1,850,135
Getty Realty Corp. (REIT)	16,320	311,386
Gladstone Commercial Corp. (REIT)	7,000	125,090
Glimcher Realty Trust (REIT)	100,330	1,086,574
Government Properties Income Trust (REIT)	39,550	1,004,174
Gramercy Property Trust, Inc. (REIT)	64,600	390,830
Hatteras Financial Corp. (REIT)	61,300	1,214,353
Healthcare Realty Trust, Inc. (REIT)	66,600	1,692,972
Hersha Hospitality Trust (REIT)	133,729	897,322
Highwoods Properties, Inc. (REIT)	60,800	2,550,560
Hudson Pacific Properties, Inc. (REIT)	34,900	884,366
Inland Real Estate Corp. (REIT)	47,500	504,925
Invesco Mortgage Capital, Inc. (REIT)	82,055	1,424,475
Investors Real Estate Trust (REIT)	55,920	515,023

iStar Financial, Inc. (REIT)*	66,700	$999,166
Kite Realty Group Trust (REIT)	90,330	554,626
LaSalle Hotel Properties (REIT)	69,950	2,468,535
Lexington Realty Trust (REIT)	130,645	1,438,401
LTC Properties, Inc. (REIT)	21,800	851,072
Mack-Cali Realty Corp. (REIT)	56,300	1,209,324
Medical Properties Trust, Inc. (REIT)	111,958	1,482,324
Monmouth Real Estate Investment Corp. (REIT), Class A	22,513	226,031
National Health Investors, Inc. (REIT)	20,200	1,263,712
New Residential Investment Corp. (REIT)	182,900	1,152,270
New York Mortgage Trust, Inc. (REIT)	51,800	404,558
New York REIT, Inc. (REIT)	111,900	1,237,614
One Liberty Properties, Inc. (REIT)	8,200	174,988
Parkway Properties, Inc./Maryland (REIT)	50,158	1,035,763
Pebblebrook Hotel Trust (REIT)	45,428	1,679,019
Pennsylvania Real Estate Investment Trust (REIT)	49,160	925,191
PennyMac Mortgage Investment Trust (REIT)	46,763	1,025,980
Potlatch Corp. (REIT)	28,600	1,184,040
PS Business Parks, Inc. (REIT)	13,120	1,095,389
RAIT Financial Trust (REIT)	54,300	449,061
Ramco-Gershenson Properties Trust (REIT)	36,560	607,627
Redwood Trust, Inc. (REIT)	61,900	1,205,193
Resource Capital Corp. (REIT)	75,850	427,035
Retail Opportunity Investments Corp. (REIT)	51,500	810,095
RLJ Lodging Trust (REIT)	91,700	2,649,213
Rouse Properties, Inc. (REIT)	23,600	403,796
Ryman Hospitality Properties, Inc. (REIT)	30,216	1,454,900
Sabra Health Care REIT, Inc. (REIT)	26,200	752,202
Saul Centers, Inc. (REIT)	3,350	162,810
Select Income REIT (REIT)	23,400	693,576
Silver Bay Realty Trust Corp. (REIT)	24,422	398,567
Sovran Self Storage, Inc. (REIT)	22,520	1,739,670
STAG Industrial, Inc. (REIT)	30,200	725,102
Strategic Hotels & Resorts, Inc. (REIT)*	157,072	1,839,313
Summit Hotel Properties, Inc. (REIT)	47,700	505,620
Sun Communities, Inc. (REIT)	26,840	1,337,706
Sunstone Hotel Investors, Inc. (REIT)	122,263	1,825,387
Terreno Realty Corp. (REIT)	21,100	407,863
Universal Health Realty Income Trust (REIT)	7,650	332,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Urstadt Biddle Properties, Inc. (REIT), Class A	10,670	$222,790
Washington Real Estate Investment Trust (REIT)	47,800	1,241,844
Western Asset Mortgage Capital Corp. (REIT)	26,500	375,505
Winthrop Realty Trust (REIT)	23,100	354,585

		92,388,679

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	31,100	1,289,095
Altisource Asset Management Corp.*	900	650,754
Altisource Portfolio Solutions S.A.*	9,300	1,065,594
AV Homes, Inc.*	8,800	143,880
Forestar Group, Inc.*	24,000	458,160
Kennedy-Wilson Holdings, Inc.	44,500	1,193,490
St. Joe Co.*	40,200	1,022,286
Tejon Ranch Co.*	5,500	177,045

		6,000,304

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	57,300	770,685
Bank Mutual Corp.	27,300	158,340
BankFinancial Corp.	17,000	189,720
Beneficial Mutual Bancorp, Inc.*	12,170	165,025
Berkshire Hills Bancorp, Inc.	14,800	343,656
BofI Holding, Inc.*	8,700	639,189
Brookline Bancorp, Inc.	51,156	479,332
Capitol Federal Financial, Inc.	107,700	1,309,632
Charter Financial Corp./Maryland	23,876	265,024
Clifton Bancorp, Inc.	6,490	82,228
Dime Community Bancshares, Inc.	17,300	273,167
ESB Financial Corp.	12,124	156,885
Essent Group Ltd.*	26,500	532,385
EverBank Financial Corp.	58,200	1,173,312
First Defiance Financial Corp.	500	14,350
First Financial Northwest, Inc.	300	3,261
Fox Chase Bancorp, Inc.	17,300	291,678
Franklin Financial Corp./Virginia*	17,400	377,580
Home Loan Servicing Solutions Ltd.	50,900	1,156,957
HomeStreet, Inc.	800	14,696
Kearny Financial Corp.*	12,607	190,870
Meridian Interstate Bancorp, Inc.*	14,133	362,935
MGIC Investment Corp.*	237,551	2,194,971
NMI Holdings, Inc., Class A*	32,100	337,050
Northfield Bancorp, Inc.	42,058	551,380
Northwest Bancshares, Inc.	78,390	1,063,752
OceanFirst Financial Corp.	17,887	296,209
Oritani Financial Corp.	39,194	603,196
Provident Financial Services, Inc.	43,000	744,760
Radian Group, Inc.	129,166	1,912,948
Territorial Bancorp, Inc.	6,600	137,808

TrustCo Bank Corp.	66,200	$442,216
United Financial Bancorp, Inc.	26,345	356,975
Walker & Dunlop, Inc.*	500	7,055
Washington Federal, Inc.	64,400	1,444,492
WSFS Financial Corp.	3,700	272,579

		19,316,298

Total Financials		349,407,213

Health Care (14.9%)
Biotechnology (4.4%)
ACADIA Pharmaceuticals, Inc.*	50,700	1,145,313
Acceleron Pharma, Inc.*	10,500	356,685
Achillion Pharmaceuticals, Inc.*	82,900	627,553
Acorda Therapeutics, Inc.*	28,100	947,251
Actinium Pharmaceuticals, Inc.*	1,100	7,942
Adamas Pharmaceuticals, Inc.*	400	7,312
Aegerion Pharmaceuticals, Inc.*	21,300	683,517
Agenus, Inc.*	4,600	14,812
Agios Pharmaceuticals, Inc.*	8,600	394,052
Akebia Therapeutics, Inc.*	1,200	33,348
Alder Biopharmaceuticals, Inc.*	2,100	42,147
AMAG Pharmaceuticals, Inc.*	19,553	405,138
Anacor Pharmaceuticals, Inc.*	17,500	310,275
Applied Genetic Technologies Corp.*	800	18,480
Arena Pharmaceuticals, Inc.*	168,800	989,168
ARIAD Pharmaceuticals, Inc.*	104,700	666,939
Array BioPharma, Inc.*	92,500	421,800
Arrowhead Research Corp.*	268,670	3,844,668
Auspex Pharmaceuticals, Inc.*	1,000	22,270
BioCryst Pharmaceuticals, Inc.*	44,500	567,375
BioSpecifics Technologies Corp.*	400	10,784
BioTime, Inc.*	31,000	94,550
Bluebird Bio, Inc.*	12,100	466,697
Cara Therapeutics, Inc.*	600	10,212
Celldex Therapeutics, Inc.*	60,800	992,256
Cellular Dynamics International, Inc.*	400	5,828
Cepheid, Inc.*	51,000	2,444,940
Chelsea Therapeutics International Ltd.*†(b)	52,100	4,168
ChemoCentryx, Inc.*	3,400	19,890
Chimerix, Inc.*	17,100	375,174
Clovis Oncology, Inc.*	15,700	650,137
CTI BioPharma Corp.*	89,800	252,338
Cubist Pharmaceuticals, Inc.*	198,416	13,853,405
Cytokinetics, Inc.*	6,200	29,636
Cytori Therapeutics, Inc.*	21,400	51,146
CytRx Corp.*	19,000	79,420
Dendreon Corp.*	119,800	275,540
Dicerna Pharmaceuticals, Inc.*	1,300	29,341
Durata Therapeutics, Inc.*	5,000	85,150
Dyax Corp.*	77,700	745,920
Dynavax Technologies Corp.*	210,600	336,960
Eleven Biotherapeutics, Inc.*	300	3,954
Emergent Biosolutions, Inc.*	18,700	420,002
Enanta Pharmaceuticals, Inc.*	1,900	81,833
Epizyme, Inc.*	5,200	161,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Esperion Therapeutics, Inc.*	300	$4,752
Exact Sciences Corp.*	55,100	938,353
Exelixis, Inc.*	142,700	483,753
Five Prime Therapeutics, Inc.*	1,200	18,660
Flexion Therapeutics, Inc.*	500	6,740
Foundation Medicine, Inc.*	3,900	105,144
Galectin Therapeutics, Inc.*	2,000	27,620
Galena Biopharma, Inc.*	49,500	151,470
Genocea Biosciences, Inc.*	300	5,625
Genomic Health, Inc.*	10,000	274,000
Geron Corp.*	100	321
Halozyme Therapeutics, Inc.*	59,200	584,896
Heron Therapeutics, Inc.*	1,000	12,320
Hyperion Therapeutics, Inc.*	1,200	31,320
Idenix Pharmaceuticals, Inc.*	74,700	1,800,270
Idera Pharmaceuticals, Inc.*	17,100	49,590
ImmunoGen, Inc.*	64,800	767,880
Immunomedics, Inc.*	48,800	178,120
Infinity Pharmaceuticals, Inc.*	34,600	440,804
Inovio Pharmaceuticals, Inc.*	38,200	412,942
Insmed, Inc.*	24,800	495,504
Insys Therapeutics, Inc.*	7,200	224,856
Intercept Pharmaceuticals, Inc.*	4,190	991,480
InterMune, Inc.*	61,900	2,732,885
Intrexon Corp.*	22,600	567,938
Ironwood Pharmaceuticals, Inc.*	72,800	1,116,024
Isis Pharmaceuticals, Inc.*	145,502	5,012,544
Karyopharm Therapeutics, Inc.*	7,900	367,745
Keryx Biopharmaceuticals, Inc.*	61,400	944,332
Kindred Biosciences, Inc.*	800	14,912
KYTHERA Biopharmaceuticals, Inc.*	16,100	617,757
Lexicon Pharmaceuticals, Inc.*	224,300	361,123
Ligand Pharmaceuticals, Inc.*	12,050	750,594
MacroGenics, Inc.*	4,100	89,093
MannKind Corp.*	144,855	1,591,956
Merrimack Pharmaceuticals, Inc.*	65,700	478,953
MiMedx Group, Inc.*	60,900	431,781
Mirati Therapeutics, Inc.*	400	8,000
Momenta Pharmaceuticals, Inc.*	33,100	399,848
NanoViricides, Inc.*	2,800	11,844
Navidea Biopharmaceuticals, Inc.*	38,000	56,240
NeoStem, Inc.*	2,700	17,604
Neuralstem, Inc.*	9,900	41,778
Neurocrine Biosciences, Inc.*	43,100	639,604
NewLink Genetics Corp.*	14,000	371,700
Northwest Biotherapeutics, Inc.*	17,300	116,083
Novavax, Inc.*	128,700	594,594
NPS Pharmaceuticals, Inc.*	344,490	11,385,395
Ohr Pharmaceutical, Inc.*	1,900	18,069
OncoMed Pharmaceuticals, Inc.*	1,700	39,610
Oncothyreon, Inc.*	3,200	10,368
Ophthotech Corp.*	8,800	372,328
OPKO Health, Inc.*	135,300	1,196,052
Orexigen Therapeutics, Inc.*	75,800	468,444
Organovo Holdings, Inc.*	9,900	82,665

Osiris Therapeutics, Inc.*	29,000	$452,980
OvaScience, Inc.*	700	6,419
PDL BioPharma, Inc.	101,200	979,616
Peregrine Pharmaceuticals, Inc.*	11,400	21,432
Pharmacyclics, Inc.*	71,070	6,375,690
Portola Pharmaceuticals, Inc.*	23,400	682,812
Progenics Pharmaceuticals, Inc.*	35,400	152,574
Prothena Corp. plc*	13,900	313,445
PTC Therapeutics, Inc.*	14,100	368,574
Puma Biotechnology, Inc.*	28,794	1,900,404
Raptor Pharmaceutical Corp.*	49,500	571,725
Receptos, Inc.*	9,800	417,480
Regado Biosciences, Inc.*	1,700	11,543
Regulus Therapeutics, Inc.*	700	5,628
Repligen Corp.*	20,900	476,311
Retrophin, Inc.*	6,200	72,788
Rigel Pharmaceuticals, Inc.*	58,400	211,992
Sangamo BioSciences, Inc.*	42,200	644,394
Sarepta Therapeutics, Inc.*	23,100	688,149
Spectrum Pharmaceuticals, Inc.*	46,200	375,606
Stemline Therapeutics, Inc.*	1,300	19,071
Sunesis Pharmaceuticals, Inc.*	4,100	26,732
Synageva BioPharma Corp.*	65,720	6,887,456
Synergy Pharmaceuticals, Inc.*	27,400	111,518
Synta Pharmaceuticals Corp.*	11,500	47,035
TESARO, Inc.*	159,909	4,974,769
TG Therapeutics, Inc.*	5,600	52,584
Threshold Pharmaceuticals, Inc.*	29,400	116,424
Ultragenyx Pharmaceutical, Inc.*	6,800	305,252
Vanda Pharmaceuticals, Inc.*	26,703	432,055
Verastem, Inc.*	18,090	163,895
Versartis, Inc.*	900	25,236
Vital Therapies, Inc.*	1,100	29,964
Xencor, Inc.*	700	8,134
XOMA Corp.*	53,400	245,106
ZIOPHARM Oncology, Inc.*	27,400	110,422

		100,186,648

Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.	14,700	651,357
ABIOMED, Inc.*	22,900	575,706
Accuray, Inc.*	48,667	428,270
Align Technology, Inc.*	190,340	10,666,654
Analogic Corp.	8,700	680,688
AngioDynamics, Inc.*	12,800	209,024
Anika Therapeutics, Inc.*	8,000	370,640
Antares Pharma, Inc.*	88,100	235,227
AtriCure, Inc.*	1,700	31,246
Atrion Corp.	1,300	423,800
Cantel Medical Corp.	23,175	848,669
Cardiovascular Systems, Inc.*	15,100	470,516
Cerus Corp.*	28,600	118,690
CONMED Corp.	18,600	821,190
CryoLife, Inc.	17,200	153,940
Cyberonics, Inc.*	21,700	1,355,382
Cynosure, Inc., Class A*	18,231	387,409
Derma Sciences, Inc.*	1,000	11,560
DexCom, Inc.*	47,700	1,891,782
Endologix, Inc.*	46,600	708,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Exactech, Inc.*	18,800	$474,324
GenMark Diagnostics, Inc.*	26,400	357,192
Globus Medical, Inc., Class A*	39,500	944,840
Greatbatch, Inc.*	15,100	740,806
Haemonetics Corp.*	37,000	1,305,360
HeartWare International, Inc.*	124,705	11,036,392
ICU Medical, Inc.*	7,600	462,156
Inogen, Inc.*	500	11,280
Insulet Corp.*	241,730	9,589,429
Integra LifeSciences Holdings Corp.*	14,300	672,958
Invacare Corp.	20,100	369,237
K2M Group Holdings, Inc.*	1,600	23,808
LDR Holding Corp.*	1,500	37,515
Masimo Corp.*	33,950	801,220
Meridian Bioscience, Inc.	26,900	555,216
Merit Medical Systems, Inc.*	32,675	493,392
Natus Medical, Inc.*	16,700	419,838
Neogen Corp.*	27,450	1,110,901
NuVasive, Inc.*	33,600	1,195,152
NxStage Medical, Inc.*	43,200	620,784
OraSure Technologies, Inc.*	39,600	340,956
Orthofix International N.V.*	12,500	453,125
Oxford Immunotec Global plc*	600	10,098
PhotoMedex, Inc.*	17,200	210,700
Quidel Corp.*	17,900	395,769
Rockwell Medical, Inc.*	27,900	334,521
RTI Surgical, Inc.*	26,600	115,710
Sirona Dental Systems, Inc.*	161,782	13,340,544
Spectranetics Corp.*	35,600	814,528
STAAR Surgical Co.*	30,600	514,080
STERIS Corp.	42,900	2,294,292
SurModics, Inc.*	19,900	426,258
Symmetry Medical, Inc.*	24,200	214,412
Tandem Diabetes Care, Inc.*	1,200	19,512
Thoratec Corp.*	41,400	1,443,204
Tornier N.V.*	18,800	439,544
TransEnterix, Inc.*	2,200	11,088
TriVascular Technologies, Inc.*	500	7,785
Unilife Corp.*	34,300	101,528
Utah Medical Products, Inc.	100	5,144
Vascular Solutions, Inc.*	18,600	412,734
Veracyte, Inc.*	500	8,560
Volcano Corp.*	37,700	663,897
West Pharmaceutical Services, Inc.	50,200	2,117,436
Wright Medical Group, Inc.*	30,600	960,840
Zeltiq Aesthetics, Inc.*	21,800	331,142

		78,249,743

Health Care Providers & Services (3.4%)
Acadia Healthcare Co., Inc.*	375,060	17,065,230
Addus HomeCare Corp.*	500	11,240
Air Methods Corp.*	25,900	1,337,735
Alliance HealthCare Services, Inc.*	300	8,100
Almost Family, Inc.*	6,300	139,104
Amedisys, Inc.*	20,300	339,822
AMN Healthcare Services, Inc.*	32,800	403,440
Amsurg Corp.*	22,416	1,021,497
Bio-Reference Labs, Inc.*	15,800	477,476
BioScrip, Inc.*	42,100	351,114
BioTelemetry, Inc.*	2,800	20,076

Capital Senior Living Corp.*	30,800	$734,272
Chemed Corp.	14,500	1,358,940
Chindex International, Inc.*	13,100	310,339
CorVel Corp.*	11,400	515,052
Cross Country Healthcare, Inc.*	2,700	17,604
Emeritus Corp.*	29,091	920,730
Ensign Group, Inc.	11,700	363,636
Envision Healthcare Holdings, Inc.*	303,191	10,887,589
ExamWorks Group, Inc.*	20,300	644,119
Five Star Quality Care, Inc.*	38,800	194,388
Gentiva Health Services, Inc.*	20,000	301,200
Hanger, Inc.*	26,500	833,425
HealthSouth Corp.	61,500	2,206,005
Healthways, Inc.*	25,900	454,286
IPC The Hospitalist Co., Inc.*	10,800	477,576
Kindred Healthcare, Inc.	33,541	774,797
Landauer, Inc.	6,233	261,786
LHC Group, Inc.*	9,300	198,741
Magellan Health, Inc.*	20,500	1,275,920
MEDNAX, Inc.*	200,976	11,686,754
Molina Healthcare, Inc.*	20,050	894,832
MWI Veterinary Supply, Inc.*	8,900	1,263,711
National Healthcare Corp.	6,100	343,369
National Research Corp., Class A*	9,644	134,920
Owens & Minor, Inc.#	48,850	1,659,923
PharMerica Corp.*	20,800	594,672
Premier, Inc., Class A*	287,946	8,350,434
Providence Service Corp.*	12,600	461,034
RadNet, Inc.*	7,400	49,062
Select Medical Holdings Corp.	50,019	780,296
Skilled Healthcare Group, Inc., Class A*	23,390	147,123
Surgical Care Affiliates, Inc.*	700	20,356
Team Health Holdings, Inc.*	49,600	2,477,024
Triple-S Management Corp., Class B*	11,900	213,367
U.S. Physical Therapy, Inc.	6,500	222,235
Universal American Corp.	22,500	187,425
WellCare Health Plans, Inc.*	28,900	2,157,674

		75,549,450

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	6,200	94,240
Computer Programs & Systems, Inc.	6,500	413,400
HealthStream, Inc.*	15,100	366,930
HMS Holdings Corp.*	66,900	1,365,429
MedAssets, Inc.*	45,400	1,036,936
Medidata Solutions, Inc.*	38,400	1,643,904
Merge Healthcare, Inc.*	71,000	161,170
Omnicell, Inc.*	23,800	683,298
Quality Systems, Inc.	27,800	446,190
Vocera Communications, Inc.*	2,000	26,400

		6,237,897

Life Sciences Tools & Services (1.0%)
Accelerate Diagnostics, Inc.*	14,400	374,400
Affymetrix, Inc.*	58,100	517,671
Albany Molecular Research, Inc.*	4,400	88,528
Cambrex Corp.*	29,600	612,720
Enzo Biochem, Inc.*	3,100	16,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Fluidigm Corp.*	18,500	$543,900
Furiex Pharmaceuticals, Inc.*	4,400	467,192
ICON plc*	188,786	8,893,708
Luminex Corp.*	28,500	488,775
NanoString Technologies, Inc.*	1,200	17,940
Pacific Biosciences of California, Inc.*	63,400	391,812
PAREXEL International Corp.*	36,177	1,911,593
Quintiles Transnational Holdings, Inc.*	161,593	8,611,291
Sequenom, Inc.*	18,200	70,434

		23,006,239

Pharmaceuticals (2.3%)
AcelRx Pharmaceuticals, Inc.*	6,700	68,675
Achaogen, Inc.*	900	12,564
Aerie Pharmaceuticals, Inc.*	1,700	42,109
Akorn, Inc.*	571,218	18,992,998
Alimera Sciences, Inc.*	1,600	9,568
Ampio Pharmaceuticals, Inc.*	35,300	294,755
ANI Pharmaceuticals, Inc.*	1,400	48,216
Aratana Therapeutics, Inc.*	1,700	26,537
Auxilium Pharmaceuticals, Inc.*	37,600	754,256
AVANIR Pharmaceuticals, Inc., Class A*	104,900	591,636
BioDelivery Sciences International, Inc.*	12,700	153,289
Bio-Path Holdings, Inc.*	4,800	14,640
Cempra, Inc.*	1,300	13,949
Corcept Therapeutics, Inc.*	30,300	84,840
Depomed, Inc.*	41,700	579,630
Egalet Corp.*	300	3,936
Endocyte, Inc.*	13,200	86,988
GW Pharmaceuticals plc (ADR)*	25,071	2,689,867
Horizon Pharma, Inc.*	35,300	558,446
Impax Laboratories, Inc.*	45,600	1,367,544
Intra-Cellular Therapies, Inc.*	800	13,488
Jazz Pharmaceuticals plc*	89,270	13,123,583
Lannett Co., Inc.*	20,200	1,002,324
Medicines Co.*	45,300	1,316,418
Nektar Therapeutics*	79,800	1,023,036
Omeros Corp.*	5,100	88,740
Omthera Pharmaceuticals, Inc. (b)*†	5,500	3,300
Pacira Pharmaceuticals, Inc.*	21,300	1,956,618
Pain Therapeutics, Inc.*	2,000	11,500
Pernix Therapeutics Holdings, Inc.*	30,168	270,909
Phibro Animal Health Corp., Class A*	1,700	37,315
Pozen, Inc.*	44,900	374,017
Prestige Brands Holdings, Inc.*	36,100	1,223,429
Relypsa, Inc.*	2,700	65,664
Repros Therapeutics, Inc.*	16,500	285,450
Revance Therapeutics, Inc.*	1,900	64,600
Sagent Pharmaceuticals, Inc.*	13,900	359,454
SciClone Pharmaceuticals, Inc.*	56,000	294,560
Sucampo Pharmaceuticals, Inc., Class A*	22,100	152,490

Supernus Pharmaceuticals, Inc.*	4,200	$45,990
Tetraphase Pharmaceuticals, Inc.*	1,400	18,886
TherapeuticsMD, Inc.*	59,700	263,874
Theravance Biopharma, Inc.*	14,900	475,012
Theravance, Inc.*	52,300	1,557,494
VIVUS, Inc.*	77,500	412,300
XenoPort, Inc.*	33,400	161,322
Zogenix, Inc.*	25,700	51,657

		51,047,873

Total Health Care		334,277,850

Industrials (18.6%)
Aerospace & Defense (2.3%)
AAR Corp.	24,500	675,220
Aerovironment, Inc.*	9,000	286,200
American Science & Engineering, Inc.	6,082	423,246
Astronics Corp.*	10,800	609,660
Astronics Corp., Class B*	1,400	79,450
Cubic Corp.	12,600	560,826
Curtiss-Wright Corp.	33,000	2,163,480
DigitalGlobe, Inc.*	53,817	1,496,113
Engility Holdings, Inc.*	12,400	474,424
Esterline Technologies Corp.*	20,200	2,325,424
GenCorp, Inc.*	35,500	678,050
HEICO Corp.	45,146	2,344,883
Hexcel Corp.*	467,096	19,104,226
KEYW Holding Corp.*	10,000	125,700
Moog, Inc., Class A*	28,300	2,062,787
National Presto Industries, Inc.	1,078	78,522
Orbital Sciences Corp.*	39,400	1,164,270
Taser International, Inc.*	42,400	563,920
Teledyne Technologies, Inc.*	26,800	2,604,156
TransDigm Group, Inc.	81,589	13,646,576

		51,467,133

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	15,400	128,898
Atlas Air Worldwide Holdings, Inc.*	18,600	685,410
Expeditors International of Washington, Inc.	282,400	12,470,784
Forward Air Corp.	22,600	1,081,410
Hub Group, Inc., Class A*	28,900	1,456,560
Park-Ohio Holdings Corp.	4,800	278,928
UTi Worldwide, Inc.*	65,600	678,304
XPO Logistics, Inc.*	33,237	951,243

		17,731,537

Airlines (0.2%)
Allegiant Travel Co.	10,190	1,200,076
Hawaiian Holdings, Inc.*	35,900	492,189
JetBlue Airways Corp.*	176,800	1,918,280
Republic Airways Holdings, Inc.*	32,400	351,216
SkyWest, Inc.	34,100	416,702

		4,378,463

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (0.3%)
AAON, Inc.	20,175	$676,266
American Woodmark Corp.*	1,200	38,244
Apogee Enterprises, Inc.	21,300	742,518
Builders FirstSource, Inc.*	9,800	73,304
Continental Building Products, Inc.*	900	13,860
Gibraltar Industries, Inc.*	16,500	255,915
Griffon Corp.	21,000	260,400
Insteel Industries, Inc.	6,100	119,865
Masonite International Corp.*	18,700	1,052,062
NCI Building Systems, Inc.*	17,800	345,854
Nortek, Inc.*	6,000	538,560
Ply Gem Holdings, Inc.*	1,600	16,160
Quanex Building Products Corp.	25,200	450,324
Simpson Manufacturing Co., Inc.	27,800	1,010,808
Trex Co., Inc.*	21,800	628,276
Universal Forest Products, Inc.	14,900	719,223

		6,941,639

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	36,000	971,280
ACCO Brands Corp.*	80,600	516,646
ARC Document Solutions, Inc.*	45,600	267,216
Brady Corp., Class A	38,100	1,138,047
Brink’s Co.	36,800	1,038,496
Casella Waste Systems, Inc., Class A*	12,900	64,629
Cenveo, Inc.*	28,200	104,622
Civeo Corp.*	59,700	1,494,291
Deluxe Corp.	33,500	1,962,430
Ennis, Inc.	8,000	122,080
G&K Services, Inc., Class A	13,400	697,738
Healthcare Services Group, Inc.	52,200	1,536,768
Heritage-Crystal Clean, Inc.*	8,700	170,781
Herman Miller, Inc.	39,300	1,188,432
HNI Corp.	35,400	1,384,494
Interface, Inc.	37,800	712,152
Kimball International, Inc., Class B	37,400	625,328
Knoll, Inc.	29,700	514,701
McGrath RentCorp.	15,500	569,625
Mobile Mini, Inc.	32,000	1,532,480
MSA Safety, Inc.	18,800	1,080,624
Multi-Color Corp.	3,900	156,039
NL Industries, Inc.	11,200	104,048
Quad/Graphics, Inc.	20,500	458,585
Quest Resource Holding Corp.*	1,200	6,252
Schawk, Inc.	700	14,252
SP Plus Corp.*	6,200	132,618
Steelcase, Inc., Class A	60,900	921,417
Team, Inc.*	18,000	738,360
Tetra Tech, Inc.#	44,700	1,229,250
U.S. Ecology, Inc.	13,800	675,510
UniFirst Corp.	9,400	996,400
United Stationers, Inc.	27,190	1,127,569
Viad Corp.	7,000	166,880
West Corp.	24,500	656,600

		25,076,640

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	$586,404
Ameresco, Inc., Class A*	4,700	33,041
Argan, Inc.	3,100	115,599
Comfort Systems USA, Inc.	20,900	330,220
Dycom Industries, Inc.*	22,700	710,737
EMCOR Group, Inc.	48,500	2,159,705
Furmanite Corp.*	21,500	250,260
Granite Construction, Inc.	27,700	996,646
Great Lakes Dredge & Dock Corp.*	16,900	135,031
Layne Christensen Co.*	2,900	38,570
MasTec, Inc.*	40,300	1,242,046
MYR Group, Inc.*	19,700	499,001
Northwest Pipe Co.*	3,900	157,287
Orion Marine Group, Inc.*	10,100	109,383
Primoris Services Corp.	22,900	660,436
Tutor Perini Corp.*	19,700	625,278

		8,649,644

Electrical Equipment (1.2%)
AMETEK, Inc.	283,713	14,832,516
AZZ, Inc.	19,500	898,560
Capstone Turbine Corp.*	115,300	174,103
Encore Wire Corp.	12,200	598,288
EnerSys, Inc.	29,800	2,049,942
Enphase Energy, Inc.*	6,600	56,430
Franklin Electric Co., Inc.	33,600	1,355,088
FuelCell Energy, Inc.*	140,300	336,720
Generac Holdings, Inc.*	43,700	2,129,938
General Cable Corp.	36,000	923,760
Global Power Equipment Group, Inc.	6,500	105,040
GrafTech International Ltd.*	84,500	883,870
Plug Power, Inc.*	106,200	497,016
Polypore International, Inc.*	33,700	1,608,501
Powell Industries, Inc.	7,000	457,660
Power Solutions International, Inc.*	600	43,182
PowerSecure International, Inc.*	6,000	58,440
Preformed Line Products Co.	2,498	134,467
Thermon Group Holdings, Inc.*	14,300	376,376
Vicor Corp.*	22,500	188,550

		27,708,447

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	197,695	17,124,341
Raven Industries, Inc.	26,000	861,640

		17,985,981

Machinery (5.8%)
Actuant Corp., Class A	349,220	12,072,535
Alamo Group, Inc.	5,000	270,450
Albany International Corp., Class A	16,700	633,932
Altra Industrial Motion Corp.	16,800	611,352
American Railcar Industries, Inc.	7,700	521,829
Astec Industries, Inc.	11,400	500,232
Barnes Group, Inc.	39,110	1,507,299
Blount International, Inc.*	30,600	431,766

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Briggs & Stratton Corp.	35,000	$716,100
Chart Industries, Inc.*	160,305	13,263,636
CIRCOR International, Inc.	10,900	840,717
CLARCOR, Inc.	33,200	2,053,420
Columbus McKinnon Corp.	8,300	224,515
Douglas Dynamics, Inc.	6,600	116,292
Dynamic Materials Corp.	4,400	97,372
Energy Recovery, Inc.*	20,900	102,828
EnPro Industries, Inc.*	12,800	936,448
ESCO Technologies, Inc.	20,800	720,512
Federal Signal Corp.	45,300	663,645
Gorman-Rupp Co.	10,843	383,517
Graham Corp.	8,600	299,366
Greenbrier Cos., Inc.*	17,400	1,002,240
Harsco Corp.	51,300	1,366,119
Hyster-Yale Materials Handling, Inc.	7,600	672,904
IDEX Corp.	254,990	20,587,893
John Bean Technologies Corp.	18,400	570,216
Kadant, Inc.	9,200	353,740
L.B. Foster Co., Class A	6,800	368,016
Lincoln Electric Holdings, Inc.	255,102	17,826,528
Lindsay Corp.	8,200	692,654
Lydall, Inc.*	16,500	451,605
Meritor, Inc.*	65,800	858,032
Middleby Corp.*	216,450	17,904,744
Miller Industries, Inc.	11,700	240,786
Mueller Industries, Inc.	40,600	1,194,046
Mueller Water Products, Inc., Class A	97,400	841,536
Omega Flex, Inc.	13,300	260,946
Proto Labs, Inc.*	12,300	1,007,616
RBC Bearings, Inc.	17,300	1,108,065
Rexnord Corp.*	47,700	1,342,755
Standex International Corp.	9,600	715,008
Sun Hydraulics Corp.	12,000	487,200
Tennant Co.	13,800	1,053,216
Titan International, Inc.	40,000	672,800
TriMas Corp.*	32,000	1,220,160
Twin Disc, Inc.	6,100	201,605
Valmont Industries, Inc.	111,035	16,871,768
Wabash National Corp.*	37,700	537,225
Watts Water Technologies, Inc., Class A	23,092	1,425,469
Woodward, Inc.	45,900	2,303,262

		131,105,917

Marine (1.0%)
International Shipholding Corp.	12,200	279,624
Kirby Corp.*	166,489	19,502,521
Matson, Inc.	30,800	826,672
Navios Maritime Holdings, Inc.	50,400	510,048
Safe Bulkers, Inc.	4,700	45,872
Scorpio Bulkers, Inc.*	90,494	805,397

		21,970,134

Professional Services (1.9%)
Acacia Research Corp.	38,700	686,925
Advisory Board Co.*	26,700	1,383,060
Barrett Business Services, Inc.	2,200	103,400
CDI Corp.	8,600	123,926

Corporate Executive Board Co.	21,500	$1,466,730
CRA International, Inc.*	3,000	69,150
Exponent, Inc.	10,000	741,100
FTI Consulting, Inc.*	30,200	1,142,164
Heidrick & Struggles International, Inc.	4,400	81,400
Huron Consulting Group, Inc.*	17,969	1,272,565
ICF International, Inc.*	11,700	413,712
Insperity, Inc.	14,100	465,300
Kelly Services, Inc., Class A	15,800	271,286
Kforce, Inc.	21,300	461,145
Korn/Ferry International*	30,100	884,037
Mistras Group, Inc.*	5,400	132,408
Navigant Consulting, Inc.*	38,800	677,060
On Assignment, Inc.*	33,400	1,188,038
Paylocity Holding Corp.*	1,900	41,097
Pendrell Corp.*	77,000	135,520
Resources Connection, Inc.	25,200	330,372
Robert Half International, Inc.	408,610	19,507,041
RPX Corp.*	33,700	598,175
TriNet Group, Inc.*	3,200	77,024
TrueBlue, Inc.*	28,300	780,231
VSE Corp.	3,400	239,088
WageWorks, Inc.*	175,247	8,448,658

		41,720,612

Road & Rail (1.1%)
ArcBest Corp.	18,600	809,286
Celadon Group, Inc.	4,800	102,336
Genesee & Wyoming, Inc., Class A*	169,972	17,847,060
Heartland Express, Inc.	37,900	808,786
Knight Transportation, Inc.	46,800	1,112,436
Marten Transport Ltd.	15,800	353,130
Patriot Transportation Holding, Inc.*	3,700	129,389
Quality Distribution, Inc.*	7,600	112,936
Roadrunner Transportation Systems, Inc.*	17,700	497,370
Saia, Inc.*	14,700	645,771
Swift Transportation Co.*	56,900	1,435,587
Universal Truckload Services, Inc.	5,500	139,480
Werner Enterprises, Inc.	30,200	800,602
YRC Worldwide, Inc.*	19,600	550,956

		25,345,125

Trading Companies & Distributors (1.7%)
Aceto Corp.	12,600	228,564
Aircastle Ltd.	41,700	741,009
Applied Industrial Technologies, Inc.	31,900	1,618,287
Beacon Roofing Supply, Inc.*	33,000	1,092,960
CAI International, Inc.*	4,300	94,643
DXP Enterprises, Inc.*	6,900	521,226
H&E Equipment Services, Inc.*	21,700	788,578
Houston Wire & Cable Co.	7,100	88,111
Kaman Corp.	20,700	884,511
MSC Industrial Direct Co., Inc., Class A	116,810	11,171,709
Rush Enterprises, Inc., Class A*	22,000	762,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Stock Building Supply Holdings, Inc.*	1,200	$23,676
TAL International Group, Inc.*	22,700	1,006,972
Textainer Group Holdings Ltd.	15,400	594,748
United Rentals, Inc.*	158,678	16,618,347
Watsco, Inc.	18,600	1,911,336

		38,147,417

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	664,668

Total Industrials		418,893,357

Information Technology (19.6%)
Communications Equipment (1.8%)
ADTRAN, Inc.	42,500	958,800
Alliance Fiber Optic Products, Inc.	7,400	133,940
Applied Optoelectronics, Inc.*	1,800	41,760
Aruba Networks, Inc.*	87,000	1,524,240
Bel Fuse, Inc., Class B	3,800	97,546
Black Box Corp.	10,000	234,400
CalAmp Corp.*	32,600	706,116
Calix, Inc.*	13,800	112,884
Ciena Corp.*	77,100	1,669,986
Clearfield, Inc.*	1,500	25,185
Comtech Telecommunications Corp.	13,400	500,222
Digi International, Inc.*	14,700	138,474
Emulex Corp.*	14,700	83,790
Extreme Networks, Inc.*	58,100	257,964
F5 Networks, Inc.*	99,826	11,124,609
Finisar Corp.*	64,300	1,269,925
Harmonic, Inc.*	77,700	579,642
Infinera Corp.*	75,000	690,000
InterDigital, Inc.	32,800	1,567,840
Ixia*	32,750	374,332
KVH Industries, Inc.*	12,800	166,784
NETGEAR, Inc.*	26,300	914,451
Numerex Corp., Class A*	300	3,447
Oclaro, Inc.*	5,100	11,220
Oplink Communications, Inc.*	10,200	173,094
Palo Alto Networks, Inc.*	129,750	10,879,538
ParkerVision, Inc.*	6,300	9,324
Plantronics, Inc.	31,600	1,518,380
Polycom, Inc.*	87,800	1,100,134
Procera Networks, Inc.*	2,200	22,198
Ruckus Wireless, Inc.*	30,500	363,255
ShoreTel, Inc.*	29,380	191,558
Sonus Networks, Inc.*	159,000	570,810
Tessco Technologies, Inc.	200	6,346
Ubiquiti Networks, Inc.*	18,900	854,091
ViaSat, Inc.*	28,600	1,657,656

		40,533,941

Electronic Equipment, Instruments & Components (1.9%)
Aeroflex Holding Corp.*	3,100	32,550
Agilysys, Inc.*	14,300	201,344
Anixter International, Inc.	18,200	1,821,274
Badger Meter, Inc.	9,500	500,175
Belden, Inc.	31,200	2,438,592
Benchmark Electronics, Inc.*	34,300	873,964

Checkpoint Systems, Inc.*	26,100	$365,139
Cognex Corp.*	59,800	2,296,320
Coherent, Inc.*	17,800	1,177,826
Control4 Corp.*	3,100	60,636
CTS Corp.	21,400	400,180
CUI Global, Inc.*	1,200	10,080
Daktronics, Inc.	24,300	289,656
DTS, Inc.*	1,508	27,762
Electro Rent Corp.	14,500	242,585
Electro Scientific Industries, Inc.	7,000	47,670
Fabrinet*	31,300	644,780
FARO Technologies, Inc.*	13,195	648,138
FEI Co	29,700	2,694,681
GSI Group, Inc.*	11,600	147,668
II-VI, Inc.*	37,100	536,466
Insight Enterprises, Inc.*	33,600	1,032,864
InvenSense, Inc.*	41,000	930,290
Itron, Inc.*	28,600	1,159,730
Kemet Corp.*	37,300	214,475
Littelfuse, Inc.	16,500	1,533,675
Maxwell Technologies, Inc.*	19,200	290,496
Measurement Specialties, Inc.*	11,900	1,024,233
Mercury Systems, Inc.*	5,000	56,700
Mesa Laboratories, Inc.	200	16,792
Methode Electronics, Inc.	26,100	997,281
MTS Systems Corp.	11,300	765,688
Multi-Fineline Electronix, Inc.*	5,750	63,480
Newport Corp.*	29,600	547,600
OSI Systems, Inc.*	13,800	921,150
Park Electrochemical Corp.	13,200	372,372
PC Connection, Inc.	400	8,272
Plexus Corp.*	25,895	1,120,995
RealD, Inc.*	27,000	344,520
Rofin-Sinar Technologies, Inc.*	19,200	461,568
Rogers Corp.*	11,300	749,755
Sanmina Corp.*	50,800	1,157,224
ScanSource, Inc.*	21,400	814,912
Speed Commerce, Inc.*	2,500	9,350
SYNNEX Corp.*	18,000	1,311,300
TTM Technologies, Inc.*	28,511	233,790
Universal Display Corp.*	30,900	991,890
Viasystems Group, Inc.*	10,400	113,256
Vishay Precision Group, Inc.*	11,800	194,228
Zebra Technologies Corp., Class A*	128,390	10,569,065

		43,464,437

Internet Software & Services (4.0%)
Aerohive Networks, Inc.*	1,300	10,686
Amber Road, Inc.*	1,000	16,130
Angie’s List, Inc.*	27,700	330,738
Bankrate, Inc.*	35,933	630,265
Bazaarvoice, Inc.*	9,700	76,533
Benefitfocus, Inc.*	1,900	87,818
Blucora, Inc.*	28,400	535,908
Borderfree, Inc.*	1,000	16,570
Brightcove, Inc.*	5,400	56,916
Carbonite, Inc.*	12,800	153,216
Care.com, Inc.*	1,600	20,256
ChannelAdvisor Corp.*	5,000	131,800
comScore, Inc.*	22,900	812,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Constant Contact, Inc.*	20,500	$658,255
Conversant, Inc.*	45,700	1,160,780
Cornerstone OnDemand, Inc.*	33,800	1,555,476
CoStar Group, Inc.*	114,858	18,167,090
Cvent, Inc.*	275,953	8,027,473
Dealertrack Technologies, Inc.*	34,000	1,541,560
Demand Media, Inc.*	8,000	38,560
Demandware, Inc.*	19,100	1,324,967
Dice Holdings, Inc.*	12,600	95,886
Digital River, Inc.*	27,000	416,610
E2open, Inc.*	1,400	28,938
EarthLink Holdings Corp.	31,800	118,296
Endurance International Group Holdings, Inc.*	5,800	88,682
Envestnet, Inc.*	21,600	1,056,672
Everyday Health, Inc.*	1,200	22,176
Five9, Inc.*	1,200	8,640
Global Eagle Entertainment, Inc.*	5,100	63,240
Gogo, Inc.*	35,500	694,380
GrubHub, Inc.*	4,500	159,345
GTT Communications, Inc.*	1,600	16,336
Internap Network Services Corp.*	27,400	193,170
Intralinks Holdings, Inc.*	23,400	208,026
j2 Global, Inc.	32,900	1,673,294
Limelight Networks, Inc.*	55,100	168,606
Liquidity Services, Inc.*	4,100	64,616
LivePerson, Inc.*	37,800	383,670
LogMeIn, Inc.*	14,600	680,652
Marchex, Inc., Class B	1,800	21,636
Marin Software, Inc.*	1,900	22,363
Marketo, Inc.*	16,300	474,004
Millennial Media, Inc.*	12,400	61,876
Monster Worldwide, Inc.*	94,300	616,722
Move, Inc.*	37,975	561,650
NIC, Inc.	45,895	727,436
OpenTable, Inc.*	16,900	1,750,840
OPOWER, Inc.*	1,500	28,275
Pandora Media, Inc.*	421,950	12,447,525
Perficient, Inc.*	19,700	383,559
Q2 Holdings, Inc.*	1,200	17,112
QuinStreet, Inc.*	4,700	25,897
RealNetworks, Inc.*	12,350	94,230
Reis, Inc.	200	4,216
Rocket Fuel, Inc.*	4,400	136,796
SciQuest, Inc.*	12,500	221,125
Shutterstock, Inc.*	9,700	804,906
SPS Commerce, Inc.*	12,300	777,237
Stamps.com, Inc.*	3,600	121,284
TechTarget, Inc.*	26,400	232,848
Textura Corp.*	3,400	80,376
Travelzoo, Inc.*	700	13,545
Tremor Video, Inc.*	9,000	42,480
TrueCar, Inc.*	5,100	75,378
Trulia, Inc.*	23,500	1,113,430
Unwired Planet, Inc.*	13,196	29,427
Vistaprint N.V.*	22,000	890,120
Web.com Group, Inc.*	30,400	877,648
WebMD Health Corp.*	25,400	1,226,820
Wix.com Ltd.*	1,800	35,712

XO Group, Inc.*	17,500	$213,850
Xoom Corp.*	19,600	516,656
Yelp, Inc.*	144,069	11,047,211
YuMe, Inc.*	2,900	17,110
Zillow, Inc., Class A*	81,770	11,687,386
Zix Corp.*	35,400	121,068

		89,014,478

IT Services (1.2%)
Acxiom Corp.*	58,200	1,262,358
Blackhawk Network Holdings, Inc.*	34,495	973,449
CACI International, Inc., Class A*	16,700	1,172,507
Cardtronics, Inc.*	30,900	1,053,072
Cass Information Systems, Inc.	5,401	267,242
CIBER, Inc.*	35,600	175,864
Computer Task Group, Inc.	17,000	279,820
Convergys Corp.	72,700	1,558,688
CSG Systems International, Inc.	22,600	590,086
Datalink Corp.*	1,000	10,000
EPAM Systems, Inc.*	22,600	988,750
Euronet Worldwide, Inc.*	36,940	1,781,986
EVERTEC, Inc.	41,700	1,010,808
ExlService Holdings, Inc.*	23,600	695,020
Forrester Research, Inc.	8,400	318,192
Global Cash Access Holdings, Inc.*	36,100	321,290
Hackett Group, Inc.	35,200	210,144
Heartland Payment Systems, Inc.	26,700	1,100,307
Higher One Holdings, Inc.*	9,900	37,719
iGATE Corp.*	22,300	811,497
Information Services Group, Inc.*	1,200	5,772
Lionbridge Technologies, Inc.*	3,100	18,414
Luxoft Holding, Inc.*	1,600	57,696
ManTech International Corp., Class A	14,700	433,944
MAXIMUS, Inc.	45,320	1,949,666
ModusLink Global Solutions, Inc.*	1,400	5,236
MoneyGram International, Inc.*	2,600	38,298
NeuStar, Inc., Class A*	38,300	996,566
PRGX Global, Inc.*	1,100	7,029
Sapient Corp.*	75,600	1,228,500
Science Applications International Corp.	26,700	1,179,072
ServiceSource International, Inc.*	9,300	53,940
Sykes Enterprises, Inc.*	24,228	526,474
Syntel, Inc.*	11,050	949,858
TeleTech Holdings, Inc.*	14,900	431,951
Unisys Corp.*	30,389	751,824
Virtusa Corp.*	15,800	565,640
WEX, Inc.*	25,600	2,687,232

		26,505,911

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Energy Industries, Inc.*	24,400	469,700
Alpha & Omega Semiconductor Ltd.*	38,025	352,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ambarella, Inc.*	24,200	$754,556
Amkor Technology, Inc.*	54,200	605,956
Applied Micro Circuits Corp.*	45,300	489,693
Audience, Inc.*	1,700	20,332
Axcelis Technologies, Inc.*	60,200	120,400
Brooks Automation, Inc.	40,700	438,339
Cabot Microelectronics Corp.*	17,000	759,050
Cascade Microtech, Inc.*	1,500	20,490
Cavium, Inc.*	251,490	12,488,993
CEVA, Inc.*	8,100	119,637
Cirrus Logic, Inc.*	48,500	1,102,890
Cohu, Inc.	10,100	108,070
Cypress Semiconductor Corp.*	106,300	1,159,733
Diodes, Inc.*	21,300	616,848
DSP Group, Inc.*	28,100	238,569
Entegris, Inc.*	106,800	1,467,966
Entropic Communications, Inc.*	33,100	110,223
Exar Corp.*	18,200	205,660
Fairchild Semiconductor International, Inc.*	79,400	1,238,640
FormFactor, Inc.*	16,500	137,280
GT Advanced Technologies, Inc.*	90,378	1,681,031
Hittite Microwave Corp.	22,500	1,753,875
Inphi Corp.*	1,900	27,892
Integrated Device Technology, Inc.*	103,800	1,604,748
Integrated Silicon Solution, Inc.*	13,800	203,826
International Rectifier Corp.*	53,800	1,501,020
Intersil Corp., Class A	1,225,650	18,323,467
IXYS Corp.	13,100	161,392
Kopin Corp.*	46,800	152,568
Lattice Semiconductor Corp.*	68,400	564,300
MA-COM Technology Solutions Holdings, Inc.*	10,100	227,048
MaxLinear, Inc., Class A*	29,200	294,044
Micrel, Inc.	26,100	294,408
Microsemi Corp.*	65,300	1,747,428
MKS Instruments, Inc.	40,100	1,252,724
Monolithic Power Systems, Inc.	22,700	961,345
Nanometrics, Inc.*	11,700	213,525
NVE Corp.*	2,500	138,975
OmniVision Technologies, Inc.*	38,600	848,428
PDF Solutions, Inc.*	15,700	333,154
Peregrine Semiconductor Corp.*	1,800	12,348
Pericom Semiconductor Corp.*	10,600	95,824
Photronics, Inc.*	44,500	382,700
PLX Technology, Inc.*	9,300	60,171
PMC-Sierra, Inc.*	147,500	1,122,475
Power Integrations, Inc.	20,000	1,150,800
QuickLogic Corp.*	5,200	26,884
Rambus, Inc.*	70,500	1,008,150
RF Micro Devices, Inc.*	187,700	1,800,043
Rubicon Technology, Inc.*	5,000	43,750
Rudolph Technologies, Inc.*	13,000	128,440
Semtech Corp.*	46,400	1,213,360
Silicon Image, Inc.*	33,700	169,848
Silicon Laboratories, Inc.*	27,600	1,359,300
Spansion, Inc., Class A*	36,100	760,627
Synaptics, Inc.*	22,500	2,039,400

Teradyne, Inc.	723,686	$14,184,246
Tessera Technologies, Inc.	32,600	719,808
TriQuint Semiconductor, Inc.*	116,100	1,835,541
Ultra Clean Holdings, Inc.*	13,900	125,795
Ultratech, Inc.*	16,700	370,406
Veeco Instruments, Inc.*	31,188	1,162,065
Vitesse Semiconductor Corp.*	4,100	14,145
Xcerra Corp.*	10,300	93,730

		85,190,571

Software (6.7%)
A10 Networks, Inc.*	3,400	45,220
ACI Worldwide, Inc.*	27,427	1,531,249
Actuate Corp.*	14,500	69,165
Advent Software, Inc.	32,700	1,065,039
American Software, Inc., Class A	24,400	241,072
Aspen Technology, Inc.*	341,303	15,836,459
AVG Technologies N.V.*	15,900	320,067
Barracuda Networks, Inc.*	1,200	37,224
Blackbaud, Inc.	34,100	1,218,734
Bottomline Technologies de, Inc.*	23,900	715,088
BroadSoft, Inc.*	21,400	564,746
Callidus Software, Inc.*	18,900	225,666
Cinedigm Corp., Class A*	2,200	5,478
CommVault Systems, Inc.*	34,700	1,706,199
Compuware Corp.	139,600	1,394,604
Comverse, Inc.*	17,040	454,627
Concur Technologies, Inc.*	118,870	11,095,326
Covisint Corp.*	2,200	10,692
Cyan, Inc.*	1,800	7,254
Digimarc Corp.	5,400	176,040
Ebix, Inc.	18,000	257,580
Ellie Mae, Inc.*	16,800	522,984
EnerNOC, Inc.*	18,200	344,890
Epiq Systems, Inc.	16,600	233,230
ePlus, Inc.*	6,500	378,300
Fair Isaac Corp.	21,800	1,389,968
FleetMatics Group plc*	23,700	766,458
Gigamon, Inc.*	4,500	86,130
Glu Mobile, Inc.*	23,800	119,000
Guidance Software, Inc.*	29,800	271,776
Guidewire Software, Inc.*	285,934	11,626,076
Imperva, Inc.*	14,600	382,228
Infoblox, Inc.*	36,200	476,030
Informatica Corp.*	370,310	13,201,552
Interactive Intelligence Group, Inc.*	10,200	572,526
Jive Software, Inc.*	14,500	123,395
Manhattan Associates, Inc.*	48,200	1,659,526
Mavenir Systems, Inc.*	1,200	18,180
Mentor Graphics Corp.	64,800	1,397,736
MicroStrategy, Inc., Class A*	5,900	829,658
Model N, Inc.*	1,100	12,155
Monotype Imaging Holdings, Inc.	25,800	726,786
NetScout Systems, Inc.*	26,800	1,188,312
NetSuite, Inc.*	105,960	9,205,805
Park City Group, Inc.*	800	8,712
Paycom Software, Inc.*	1,000	14,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Pegasystems, Inc.	25,400	$536,448
Progress Software Corp.*	43,650	1,049,346
Proofpoint, Inc.*	23,500	880,310
PROS Holdings, Inc.*	16,700	441,548
QAD, Inc., Class A	300	6,396
Qlik Technologies, Inc.*	66,410	1,502,194
Qualys, Inc.*	1,400	35,938
Rally Software Development Corp.*	11,500	125,235
RealPage, Inc.*	27,800	624,944
Rosetta Stone, Inc.*	11,700	113,724
Rubicon Project, Inc.*	2,200	28,248
Sapiens International Corp. N.V.*	1,500	12,000
SeaChange International, Inc.*	4,100	32,841
ServiceNow, Inc.*	179,435	11,117,793
Silver Spring Networks, Inc.*	2,600	34,658
SolarWinds, Inc.*	327,400	12,657,284
SS&C Technologies Holdings, Inc.*	42,100	1,861,662
Synchronoss Technologies, Inc.*	19,000	664,240
Tableau Software, Inc., Class A*	169,625	12,099,351
Take-Two Interactive Software, Inc.*	60,800	1,352,192
Tangoe, Inc.*	20,000	301,200
TeleCommunication Systems, Inc., Class A*	3,000	9,870
Telenav, Inc.*	56,100	319,209
TiVo, Inc.*	83,700	1,080,567
Tyler Technologies, Inc.*	24,100	2,198,161
Ultimate Software Group, Inc.*	114,065	15,760,361
Varonis Systems, Inc.*	1,000	29,010
VASCO Data Security International, Inc.*	16,400	190,240
Verint Systems, Inc.*	37,321	1,830,595
VirnetX Holding Corp.*	31,200	549,432
Vringo, Inc.*	25,600	87,552
Zendesk, Inc.*	3,100	53,878

		150,119,959

Technology Hardware, Storage & Peripherals (0.2%)
Cray, Inc.*	24,700	657,020
Dot Hill Systems Corp.*	2,700	12,690
Eastman Kodak Co.*	1,100	26,917
Electronics for Imaging, Inc.*	29,449	1,331,095
Fusion-io, Inc.*	83,700	945,810
Immersion Corp.*	28,400	361,248
Intevac, Inc.*	700	5,607
Nimble Storage, Inc.*	11,100	340,992
QLogic Corp.*	75,800	764,822
Quantum Corp.*	7,400	9,028
Silicon Graphics International Corp.*	11,700	112,554
Super Micro Computer, Inc.*	22,600	571,102
Violin Memory, Inc.*	10,100	44,743

		5,183,628

Total Information Technology		440,012,925

Materials (3.4%)
Chemicals (2.1%)
A. Schulman, Inc.	18,100	700,470
Advanced Emissions Solutions, Inc.*	6,538	149,917

American Vanguard Corp.	12,100	$159,962
Axiall Corp.	46,000	2,174,420
Balchem Corp.	20,800	1,114,048
Calgon Carbon Corp.*	36,300	810,579
Chemtura Corp.*	68,800	1,797,744
Ferro Corp.*	65,854	827,126
Flotek Industries, Inc.*	35,800	1,151,328
H.B. Fuller Co.	34,400	1,654,640
Hawkins, Inc.	3,900	144,846
Innophos Holdings, Inc.	17,000	978,690
Innospec, Inc.	17,000	733,890
Intrepid Potash, Inc.*	39,500	662,020
KMG Chemicals, Inc.	9,500	170,810
Koppers Holdings, Inc.	13,500	516,375
Kraton Performance Polymers, Inc.*	22,900	512,731
Landec Corp.*	13,400	167,366
LSB Industries, Inc.*	11,500	479,205
Minerals Technologies, Inc.	24,100	1,580,478
Olin Corp.	56,600	1,523,672
OM Group, Inc.	24,600	797,778
OMNOVA Solutions, Inc.*	12,500	113,625
PolyOne Corp.	517,415	21,803,868
Quaker Chemical Corp.	10,100	775,579
Rentech, Inc.*	172,400	446,516
Sensient Technologies Corp.	35,600	1,983,632
Stepan Co.	11,600	613,176
Taminco Corp.*	18,100	421,006
Trecora Resources*	16,200	191,808
Tredegar Corp.	20,500	479,905
Tronox Ltd., Class A	39,000	1,049,100
Zep, Inc.	3,000	52,980

		46,739,290

Construction Materials (0.1%)
Headwaters, Inc.*	46,200	641,718
Texas Industries, Inc.*	15,300	1,413,108
United States Lime & Minerals, Inc.	1,300	84,240

		2,139,066

Containers & Packaging (0.2%)
Berry Plastics Group, Inc.*	57,100	1,473,180
Graphic Packaging Holding Co.*	207,678	2,429,832
Myers Industries, Inc.	18,400	369,656

		4,272,668

Metals & Mining (0.7%)
AK Steel Holding Corp.*	86,000	684,560
Ampco-Pittsburgh Corp.	3,000	68,820
Century Aluminum Co.*	34,900	547,232
Coeur Mining, Inc.*	65,370	600,097
Commercial Metals Co.	84,500	1,462,695
Globe Specialty Metals, Inc.	45,200	939,256
Haynes International, Inc.	11,800	667,762
Hecla Mining Co.	222,100	766,245
Horsehead Holding Corp.*	30,500	556,930
Kaiser Aluminum Corp.	15,000	1,093,050
Materion Corp.	14,300	528,957
Molycorp, Inc.*	115,700	297,349
Olympic Steel, Inc.	1,800	44,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

RTI International Metals, Inc.*	19,000	$505,210
Schnitzer Steel Industries, Inc., Class A	19,600	510,972
Stillwater Mining Co.*	77,875	1,366,706
SunCoke Energy, Inc.*	50,430	1,084,245
U.S. Silica Holdings, Inc.	34,200	1,896,048
Universal Stainless & Alloy Products, Inc.*	2,000	64,960
Worthington Industries, Inc.	33,799	1,454,709

		15,140,353

Paper & Forest Products (0.3%)
Boise Cascade Co.*	25,000	716,000
Clearwater Paper Corp.*	12,828	791,744
Deltic Timber Corp.	7,100	428,982
KapStone Paper and Packaging Corp.*	52,100	1,726,073
Louisiana-Pacific Corp.*	84,400	1,267,688
Neenah Paper, Inc.	10,100	536,815
P.H. Glatfelter Co.	29,400	779,982
Resolute Forest Products, Inc.*	45,800	768,524
Schweitzer-Mauduit International, Inc.	22,800	995,448
Wausau Paper Corp.	28,700	310,534

		8,321,790

Total Materials		76,613,167

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	62,900	508,232
Atlantic Tele-Network, Inc.	8,300	481,400
Cbeyond, Inc.*	31,100	309,445
Cincinnati Bell, Inc.*	152,000	597,360
Cogent Communications Holdings, Inc.	34,100	1,178,155
Consolidated Communications Holdings, Inc.	31,077	691,152
Enventis Corp.	300	4,752
FairPoint Communications, Inc.*	26,500	370,205
General Communication, Inc., Class A*	28,900	320,212
Globalstar, Inc.*	174,400	741,200
Hawaiian Telcom Holdco, Inc.*	300	8,583
IDT Corp., Class B	11,900	207,298
inContact, Inc.*	39,000	358,410
Inteliquent, Inc.	3,100	42,997
Intelsat S.A.*	3,100	58,404
Iridium Communications, Inc.*	34,300	290,178
Lumos Networks Corp.	5,200	75,244
magicJack VocalTec Ltd.*	16,000	241,920
ORBCOMM, Inc.*	1,400	9,226
Premiere Global Services, Inc.*	34,199	456,557
Vonage Holdings Corp.*	90,900	340,875

		7,291,805

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	29,900	204,217
Leap Wireless International, Inc. (b)*	38,700	97,524
NTELOS Holdings Corp.	27,300	340,158
RingCentral, Inc., Class A*	6,200	93,806
Shenandoah Telecommunications Co.	13,664	416,206

USA Mobility, Inc.	11,243	$173,142

		1,325,053

Total Telecommunication Services		8,616,858

Utilities (1.7%)
Electric Utilities (0.7%)
ALLETE, Inc.	27,300	1,401,855
Cleco Corp.	40,400	2,381,580
El Paso Electric Co.	27,800	1,117,838
Empire District Electric Co.	27,825	714,546
IDACORP, Inc.	34,100	1,972,003
MGE Energy, Inc.	23,100	912,681
NRG Yield, Inc., Class A	9,700	504,885
Otter Tail Corp.	25,300	766,337
PNM Resources, Inc.	52,900	1,551,557
Portland General Electric Co.	50,400	1,747,368
UIL Holdings Corp.	38,050	1,472,916
Unitil Corp.	2,400	81,192
UNS Energy Corp.	28,700	1,733,767

		16,358,525

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	5,360	382,329
Laclede Group, Inc.	23,600	1,145,780
New Jersey Resources Corp.	29,700	1,697,652
Northwest Natural Gas Co.	20,100	947,715
ONE Gas, Inc.	33,000	1,245,750
Piedmont Natural Gas Co., Inc.#	49,500	1,851,795
South Jersey Industries, Inc.	22,600	1,365,266
Southwest Gas Corp.	26,600	1,404,214
WGL Holdings, Inc.	36,800	1,586,080

		11,626,581

Independent Power and Renewable Electricity Producers (0.2%)
Dynegy, Inc.*	66,900	2,328,120
Ormat Technologies, Inc.	11,100	320,013
Pattern Energy Group, Inc.	25,100	831,061

		3,479,194

Multi-Utilities (0.2%)
Avista Corp.	41,400	1,387,728
Black Hills Corp.	26,200	1,608,418
NorthWestern Corp.	23,891	1,246,871

		4,243,017

Water Utilities (0.1%)
American States Water Co.	24,000	797,520
Artesian Resources Corp., Class A	6,300	141,624
California Water Service Group	35,100	849,420
Connecticut Water Service, Inc.	2,400	81,288
Middlesex Water Co.	4,500	95,310
SJW Corp.	2,500	68,000
York Water Co.	4,300	89,526

		2,122,688

Total Utilities		37,830,005

Total Common Stocks (98.7%) (Cost $1,398,025,678)		2,217,755,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$14,400	$14,256

Total Financials		14,256

Total Corporate Bonds		14,256

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		14,256

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	28,700	3,326

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49 (b)*†	11,400	—

Total Health Care		3,326

Total Rights (0.0%) (Cost $—)		3,326

	Number of Warrants	Value (Note 1)

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16 (b)*† (Cost $—)	11,460	$—

Total Investments (98.7%) (Cost $1,398,040,078)		2,217,773,105
Other Assets Less Liabilities (1.3%)		28,713,491

Net Assets (100%)		$2,246,486,596

*	Non-income producing.
†	Securities (totaling $7,468 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,581,800.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	128	September-14	$15,102,392	$15,235,840	$133,448

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$354,606,035	$—	$—	$354,606,035
Consumer Staples	65,026,224	—	—	65,026,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Energy	$132,471,889	$—	$—		$132,471,889
Financials	349,407,213	—	—		349,407,213
Health Care	334,270,382	—	7,468		334,277,850
Industrials	418,813,907	79,450	—		418,893,357
Information Technology	440,012,925	—	—		440,012,925
Materials	76,613,167	—	—		76,613,167
Telecommunication Services	8,519,334	97,524	—		8,616,858
Utilities	37,830,005	—	—		37,830,005
Corporate Bonds
Financials	—	14,256	—		14,256
Futures	133,448	—	—		133,448
Rights
Health Care	3,326	—	—	(b)	3,326
Warrants
Energy	—	—	—	(b)	—

Total Assets	$2,217,707,855	$191,230	$7,468		$2,217,906,553

Total Liabilities	$—	$—	$—		$—

Total	$2,217,707,855	$191,230	$7,468		$2,217,906,553

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	133,448	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$133,448

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized
	depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	471,890	—	—	471,890
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$471,890	$—	$—	$471,890

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(249,417)	—	—	(249,417)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(249,417)	$—	$—	$(249,417)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $7,765,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$133,448	(c)	$—	$—	$133,448

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$506,981,799
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$650,655,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$855,368,514
Aggregate gross unrealized depreciation	(44,039,088)

Net unrealized appreciation	$811,329,426

Federal income tax cost of investments	$1,406,443,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $1,398,040,078)	$2,217,773,105
Cash	20,026,524
Receivable for securities sold	62,269,658
Dividends, interest and other receivables	1,376,055
Receivable from Separate Accounts for Trustshares sold	383,127
Due from broker for futures variation margin	94,195
Other assets	24,231

Total assets	2,301,946,895

LIABILITIES
Payable for securities purchased	52,465,889
Payable to Separate Accounts for Trust shares redeemed	1,302,870
Investment management fees payable	988,173
Administrative fees payable	262,297
Distribution fees payable – Class IB	154,709
Distribution fees payable – Class IA	103,625
Trustees’ fees payable	4,511
Accrued expenses	178,225

Total liabilities	55,460,299

NET ASSETS	$2,246,486,596

Net assets were comprised of:
Paid in capital	$1,258,016,939
Accumulated undistributed net investment income (loss)	4,812,617
Accumulated undistributed net realized gain (loss) on investments and futures	163,790,565
Net unrealized appreciation (depreciation) on investments and futures	819,866,475

Net assets	$2,246,486,596

Class IA
Net asset value, offering and redemption price per share, $514,289,870 / 23,335,801 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.04

Class IB
Net asset value, offering and redemption price per share, $767,648,116 / 36,634,806 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.95

Class K
Net asset value, offering and redemption price per share, $964,548,610 / 43,708,580 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.07

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,698 foreign withholding tax)	$12,251,748
Interest	10,422

Total income	12,262,170

EXPENSES
Investment management fees	6,081,799
Administrative fees	1,531,007
Distribution fees – Class IB	960,601
Distribution fees – Class IA	629,016
Printing and mailing expenses	116,327
Custodian fees	92,732
Professional fees	41,706
Trustees’ fees	31,248
Miscellaneous	26,270

Total expenses	9,510,706

NET INVESTMENT INCOME (LOSS)	2,751,464

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	152,935,784
Futures	471,890

Net realized gain (loss)	153,407,674

Change in unrealized appreciation (depreciation) on:
Investments	(104,204,414)
Futures	(249,417)

Net change in unrealized appreciation (depreciation)	(104,453,831)

NET REALIZED AND UNREALIZED GAIN (LOSS)	48,953,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,705,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,751,464	$(369,757)
Net realized gain (loss) on investments and futures	153,407,674	206,035,272
Net change in unrealized appreciation (depreciation) on investments and futures	(104,453,831)	474,470,022

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,705,307	680,135,537

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(107,685)
Class IB	—	(171,650)
Class K	—	(1,385,584)

	—	(1,664,919)

Distributions from net realized capital gains
Class IA	—	(43,979,535)
Class IB	—	(72,339,142)
Class K	—	(86,953,351)

	—	(203,272,028)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(204,936,947)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 847,583 and 1,361,140 shares, respectively ]	18,277,066	27,663,749
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,109,041 shares, respectively ]	—	44,087,220
Capital shares repurchased [ (1,594,719) and (3,304,907) shares, respectively ]	(33,997,815)	(66,198,149)

Total Class IA transactions	(15,720,749)	5,552,820

Class IB
Capital shares sold [ 1,353,980 and 5,045,297 shares, respectively ]	27,717,346	97,144,389
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,646,820 shares, respectively ]	—	72,510,792
Capital shares repurchased [ (4,499,305) and (7,498,289) shares, respectively ]	(90,857,028)	(145,089,186)

Total Class IB transactions	(63,139,682)	24,565,995

Class K
Capital shares sold [ 641,956 and 1,113,295 shares, respectively ]	13,752,722	22,713,514
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,225,286 shares, respectively ]	—	88,338,935
Capital shares repurchased [ (3,851,184) and (5,521,670) shares, respectively ]	(82,136,410)	(114,565,261)

Total Class K transactions	(68,383,688)	(3,512,812)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(147,244,119)	26,606,003

TOTAL INCREASE (DECREASE) IN NET ASSETS	(95,538,812)	501,804,593
NET ASSETS:
Beginning of period	2,342,025,408	1,840,220,815

End of period (a)	$2,246,486,596	$2,342,025,408

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,812,617	$2,061,153

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013		2012	2011		2010	2009
Net asset value, beginning of period	$21.52	$17.06		$15.69	$16.46		$12.33	$9.08

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	(0.03	)(e)	0.03 (e)	(0.01	)(e)	0.02 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	0.50	6.46		2.41	(0.08)		4.12	3.25

Total from investment operations	0.52	6.43		2.44	(0.09)		4.14	3.27

Less distributions:
Dividends from net investment income	—	—	#	(0.04)	—		(0.01)	(0.02)
Distributions from net realized gains	—	(1.97)		(1.03)	(0.68)		—	—

Total dividends and distributions	—	(1.97)		(1.07)	(0.68)		(0.01)	(0.02)

Net asset value, end of period	$22.04	$21.52		$17.06	$15.69		$16.46	$12.33

Total return (b)	2.42%	38.16%		15.57%	(0.37)%		33.56%	36.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$514,290	$518,280		$408,020	$425,468		$1,006,467	$725,459
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.96%	0.97%		1.07%	0.85%		0.86%	0.89%
Before fees paid indirectly (a)(f)	0.96%	0.97%		1.07%	0.86%		0.86%	0.90%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.14%	(0.13)%		0.20%	(0.07)%		0.15%	0.24%
Before fees paid indirectly (a)(f)	0.14%	(0.13)%		0.19%	(0.07)%		0.15%	0.23%
Portfolio turnover rate (z)	23%	43%		49%	50%		52%	64%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013		2012	2011		2010		2009
Net asset value, beginning of period	$20.46	$16.29		$15.02	$15.83		$11.88		$8.76

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	(0.02	)(e)	0.03 (e)	(0.04	)(e)	(0.01	)(e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	0.48	6.16		2.31	(0.09)		3.96		3.12

Total from investment operations	0.49	6.14		2.34	(0.13)		3.95		3.12

Less distributions:
Dividends from net investment income	—	—	#	(0.04)	—		—		—	#
Distributions from net realized gains	—	(1.97)		(1.03)	(0.68)		—		—

Total dividends and distributions	—	(1.97)		(1.07)	(0.68)		—		—	#

Net asset value, end of period	$20.95	$20.46		$16.29	$15.02		$15.83		$11.88

Total return (b)	2.39%	38.18%		15.59%	(0.64)%		33.25%		35.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$767,648	$813,964		$628,666	$592,924		$643,902		$491,589
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.96%	0.97%		1.06%	1.10	%(c)	1.11%		1.14%
Before fees paid indirectly (a)(f)	0.96%	0.97%		1.07%	1.11%		1.11%		1.15%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.14%	(0.13)%		0.21%	(0.26)%		(0.10)%		0.03%
Before fees paid indirectly (a)(f)	0.14%	(0.13)%		0.20%	(0.27)%		(0.11)%		0.02%
Portfolio turnover rate (z)	23%	43%		49%	50%		52%		64%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2013		2012
Net asset value, beginning of period	$21.52	$17.06		$15.69	$14.62

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.02	†(e)	0.09 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	0.51	6.47		2.39	1.73

Total from investment operations	0.55	6.49		2.48	1.75

Less distributions:
Dividends from net investment income	—	(0.06)		(0.08)	—
Distributions from net realized gains	—	(1.97)		(1.03)	(0.68)

Total dividends and distributions	—	(2.03)		(1.11)	(0.68)

Net asset value, end of period	$22.07	$21.52		$17.06	$15.69

Total return (b)	2.56%	38.50%		15.86%	12.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$964,549	$1,009,781		$803,535	$570,308
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.71%	0.72%		0.81%	0.86%
Before fees paid indirectly (a)(f)	0.71%	0.72%		0.82%	0.87%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.39%	0.12%		0.50%	0.29%
Before fees paid indirectly (a)(f)	0.39%	0.12%		0.49%	0.28%
Portfolio turnover rate (z)	23%	43%		49%	50%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	27.3%
Health Care	16.8
Energy	15.3
Information Technology	12.4
Consumer Discretionary	9.9
Consumer Staples	5.1
Industrials	3.6
Materials	3.4
Utilities	3.0
Telecommunication Services	1.8
Cash and Other	1.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,073.20	$4.88
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	1,073.50	4.88
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	1,074.70	3.60
Hypothetical (5% average return before expenses)	1,000.00	1,021.32	3.51

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (1.6%)
Lear Corp.	237,006	$21,169,376
TRW Automotive Holdings Corp.*	99,885	8,941,705

		30,111,081

Automobiles (1.2%)
General Motors Co.	594,297	21,572,981

Household Durables (1.4%)
Newell Rubbermaid, Inc.	680,939	21,102,300
Tupperware Brands Corp.	69,100	5,783,670

		26,885,970

Media (4.0%)
CBS Outdoor Americas, Inc.	342,800	11,202,704
Interpublic Group of Cos., Inc.	450,000	8,779,500
Time Warner, Inc.	217,626	15,288,227
Viacom, Inc., Class B	458,251	39,744,109

		75,014,540

Multiline Retail (0.3%)
Macy’s, Inc.	91,900	5,332,038

Specialty Retail (1.4%)
Gap, Inc.	93,800	3,899,266
GNC Holdings, Inc., Class A	644,400	21,974,040

		25,873,306

Total Consumer Discretionary		184,789,916

Consumer Staples (5.1%)
Food & Staples Retailing (2.9%)
CVS Caremark Corp.	131,142	9,884,172
Kroger Co.	911,585	45,059,647

		54,943,819

Food Products (0.4%)
ConAgra Foods, Inc.	263,700	7,826,616

Household Products (1.4%)
Energizer Holdings, Inc.	207,025	25,263,261

Personal Products (0.4%)
Nu Skin Enterprises, Inc., Class A	93,300	6,900,468

Total Consumer Staples		94,934,164

Energy (15.3%)
Energy Equipment & Services (0.2%)
Halliburton Co.	61,458	4,364,133

Oil, Gas & Consumable Fuels (15.1%)
Apache Corp.	611,470	61,526,111
Cobalt International Energy, Inc.*	485,300	8,905,255
Exxon Mobil Corp.	18,422	1,854,727
Gulfport Energy Corp.*	292,546	18,371,889
Marathon Oil Corp.	1,808,835	72,208,693
Marathon Petroleum Corp.	324,722	25,351,047
Memorial Resource Development Corp.*	184,460	4,493,446

Suncor Energy, Inc.	702,377	$29,942,331
Total S.A. (ADR)	391,351	28,255,542
Valero Energy Corp.	606,712	30,396,271

		281,305,312

Total Energy		285,669,445

Financials (27.3%)
Banks (10.7%)
Citigroup, Inc.	1,322,444	62,287,112
JPMorgan Chase & Co.	1,299,956	74,903,465
Regions Financial Corp.	1,441,756	15,311,449
Wells Fargo & Co.	897,282	47,161,142

		199,663,168

Capital Markets (1.0%)
Morgan Stanley	454,734	14,701,550
State Street Corp.	69,162	4,651,836

		19,353,386

Consumer Finance (4.7%)
Capital One Financial Corp.	546,206	45,116,616
Discover Financial Services	681,636	42,247,799

		87,364,415

Diversified Financial Services (1.5%)
NASDAQ OMX Group, Inc.	705,991	27,265,372

Insurance (8.8%)
ACE Ltd.	103,811	10,765,201
Aflac, Inc.	127,826	7,957,168
Genworth Financial, Inc., Class A*	1,678,142	29,199,671
Hartford Financial Services Group, Inc.	602,836	21,587,557
Lincoln National Corp.	493,461	25,383,634
MetLife, Inc.	181,691	10,094,752
Prudential Financial, Inc.	249,750	22,170,308
Travelers Cos., Inc.	229,119	21,553,224
XL Group plc	453,895	14,855,983

		163,567,498

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	54,700	1,752,588
Jones Lang LaSalle, Inc.	83,646	10,572,018

		12,324,606

Total Financials		509,538,445

Health Care (16.8%)
Health Care Equipment & Supplies (6.4%)
Baxter International, Inc.	285,400	20,634,420
Hologic, Inc.*	399,600	10,129,860
Medtronic, Inc.	962,890	61,393,866
St. Jude Medical, Inc.	54,715	3,789,014
Zimmer Holdings, Inc.	214,136	22,240,165

		118,187,325

Health Care Providers & Services (2.7%)
Community Health Systems, Inc.*	411,700	18,678,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Express Scripts Holding Co.*	40,700	$2,821,731
Quest Diagnostics, Inc.	495,036	29,053,663

		50,554,223

Pharmaceuticals (7.7%)
Hospira, Inc.*	661,815	33,997,437
Johnson & Johnson	87,711	9,176,325
Pfizer, Inc.	2,543,456	75,489,774
Teva Pharmaceutical Industries Ltd. (ADR)	475,172	24,908,516

		143,572,052

Total Health Care		312,313,600

Industrials (3.5%)
Aerospace & Defense (2.8%)
Honeywell International, Inc.	62,178	5,779,445
Northrop Grumman Corp.	129,869	15,536,229
Raytheon Co.	253,405	23,376,611
Spirit AeroSystems Holdings, Inc., Class A*	208,600	7,029,820

		51,722,105

Airlines (0.3%)
Delta Air Lines, Inc.	150,177	5,814,853

Machinery (0.4%)
Stanley Black & Decker, Inc.	97,300	8,544,886

Total Industrials		66,081,844

Information Technology (12.4%)
Communications Equipment (4.3%)
Cisco Systems, Inc.	2,258,753	56,130,012
QUALCOMM, Inc.	49,200	3,896,640
Telefonaktiebolaget LM Ericsson (ADR)	1,630,400	19,695,232

		79,721,884

Electronic Equipment, Instruments & Components (0.9%)
Avnet, Inc.	191,200	8,472,072
Corning, Inc.	393,086	8,628,238

		17,100,310

IT Services (1.8%)
Total System Services, Inc.	114,900	3,609,009
Western Union Co.	759,899	13,176,648
Xerox Corp.	1,368,336	17,022,100

		33,807,757

Semiconductors & Semiconductor Equipment (1.0%)
KLA-Tencor Corp.	52,100	3,784,544
Teradyne, Inc.	728,806	14,284,598

		18,069,142

Software (4.4%)
Microsoft Corp.	1,189,427	49,599,106
Oracle Corp.	474,484	19,230,836
Symantec Corp.	582,459	13,338,311

		82,168,253

Total Information Technology		230,867,346

Materials (3.4%)
Chemicals (2.7%)
Akzo Nobel N.V. (ADR)	940,000	$23,453,000
Ashland, Inc.	78,500	8,536,090
Cabot Corp.	42,100	2,441,379
Celanese Corp.	76,300	4,904,564
LyondellBasell Industries N.V., Class A	109,584	10,700,878

		50,035,911

Containers & Packaging (0.2%)
Crown Holdings, Inc.*	62,200	3,095,072
Rock-Tenn Co., Class A	9,300	981,987

		4,077,059

Metals & Mining (0.5%)
Reliance Steel & Aluminum Co.	113,600	8,373,456

Total Materials		62,486,426

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc.	402,300	19,684,539

Wireless Telecommunication Services (0.8%)
Telephone & Data Systems, Inc.	390,800	10,203,788
U.S. Cellular Corp.*	107,500	4,386,000

		14,589,788

Total Telecommunication Services		34,274,327

Utilities (3.0%)
Electric Utilities (0.6%)
Edison International	200,541	11,653,438

Gas Utilities (0.5%)
UGI Corp.	159,579	8,058,739

Independent Power and Renewable Electricity Producers (1.8%)
AES Corp.	2,148,780	33,413,529

Multi-Utilities (0.1%)
PG&E Corp.	40,700	1,954,414

Total Utilities		55,080,120

Total Common Stocks (98.5%) (Cost $1,348,759,817)		1,836,035,633

CONVERTIBLE PREFERRED STOCK:
Industrials (0.1%)
Machinery (0.1%)
Stanley Black & Decker, Inc. 6.250%	12,000	1,368,360

Total Convertible Preferred Stock (0.1%)
(Cost $1,200,000)		1,368,360

Total Investments (98.6%) (Cost $1,349,959,817)		1,837,403,993
Other Assets Less Liabilities (1.4%)		25,440,410

Net Assets (100%)		$1,862,844,403

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$184,789,916	$—	$—	$184,789,916
Consumer Staples	94,934,164	—	—	94,934,164
Energy	285,669,445	—	—	285,669,445
Financials	509,538,445	—	—	509,538,445
Health Care	312,313,600	—	—	312,313,600
Industrials	66,081,844	—	—	66,081,844
Information Technology	230,867,346	—	—	230,867,346
Materials	62,486,426	—	—	62,486,426
Telecommunication Services	34,274,327	—	—	34,274,327
Utilities	55,080,120	—	—	55,080,120
Convertible Preferred Stocks
Industrials	1,368,360	—	—	1,368,360

Total Assets	$1,837,403,993	$—	$—	$1,837,403,993

Total Liabilities	$—	$—	$—	$—

Total	$1,837,403,993	$—	$—	$1,837,403,993

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$432,909,095
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$429,175,809

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$462,995,231
Aggregate gross unrealized depreciation	(8,642,183)

Net unrealized appreciation	$454,353,048

Federal income tax cost of investments	$1,383,050,945

For the six months ended June 30, 2014, the Portfolio incurred approximately $12,349 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $881,078,148, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $1,349,959,817)	$1,837,403,993
Cash	45,053,326
Receivable for securities sold	4,045,287
Dividends, interest and other receivables	1,004,017
Receivable from Separate Accounts for Trust shares sold	713,239
Other assets	14,086

Total assets	1,888,233,948

LIABILITIES
Payable for securities purchased	23,147,079
Investment management fees payable	867,177
Payable to Separate Accounts for Trust shares redeemed	848,931
Distribution fees payable – Class IB	191,076
Administrative fees payable	168,345
Distribution fees payable – Class IA	27,795
Trustees’ fees payable	3,767
Accrued expenses	135,375

Total liabilities	25,389,545

NET ASSETS	$1,862,844,403

Net assets were comprised of:
Paid in capital	$2,155,793,276
Accumulated undistributed net investment income (loss)	10,424,688
Accumulated undistributed net realized gain (loss) on investments	(790,817,737)
Net unrealized appreciation (depreciation) on investments	487,444,176

Net assets	$1,862,844,403

Class IA
Net asset value, offering and redemption price per share, $137,036,663 / 6,441,915 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.27

Class IB
Net asset value, offering and redemption price per share, $934,962,365 / 43,843,299 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.33

Class K
Net asset value, offering and redemption price per share, $790,845,375 / 37,134,878 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.30

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $68,137 foreign withholding tax)	$17,718,605
Interest	6,667

Total income	17,725,272

EXPENSES
Investment management fees	5,031,025
Distribution fees – Class IB	1,094,943
Administrative fees	897,445
Distribution fees – Class IA	153,489
Printing and mailing expenses	87,544
Custodian fees	39,176
Professional fees	34,998
Trustees’ fees	23,266
Miscellaneous	30,793

Gross expenses	7,392,679
Less: Waiver from investment manager	(53,484)

Net expenses	7,339,195

NET INVESTMENT INCOME (LOSS)	10,386,077

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	123,351,539
Net change in unrealized appreciation (depreciation) on investments	(6,350,104)

NET REALIZED AND UNREALIZED GAIN (LOSS)	117,001,435

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$127,387,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,386,077	$26,621,943
Net realized gain (loss) on investments	123,351,539	522,083,236
Net change in unrealized appreciation (depreciation) on investments	(6,350,104)	162,078,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	127,387,512	710,783,493

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,633,422)
Class IB	—	(12,428,489)
Class K	—	(12,521,421)

TOTAL DIVIDENDS	—	(26,583,332)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 849,691 and 1,728,807 shares, respectively ]	17,091,426	30,753,244
Capital shares issued in reinvestment of dividends [ 0 and 84,114 shares, respectively ]	—	1,633,422
Capital shares repurchased [ (242,245) and (768,988) shares, respectively ]	(4,867,124)	(13,601,438)

Total Class IA transactions	12,224,302	18,785,228

Class IB
Capital shares sold [ 1,797,547 and 4,786,285 shares, respectively ]	36,323,770	83,863,325
Capital shares issued in reinvestment of dividends [ 0 and 638,430 shares, respectively ]	—	12,428,489
Capital shares repurchased [ (1,650,294) and (12,763,539) shares, respectively ]	(33,303,790)	(216,720,851)
Capital shares repurchased in-kind (Note 9)[ 0 and (56,155,603) shares, respectively ]	—	(1,034,625,606)

Total Class IB transactions	3,019,980	(1,155,054,643)

Class K
Capital shares sold [ 1,979,488 and 548,652 shares, respectively ]	40,512,007	10,037,819
Capital shares issued in reinvestment of dividends [ 0 and 644,925 shares, respectively ]	—	12,521,421
Capital shares repurchased [ (2,440,993) and (3,830,748) shares, respectively ]	(49,220,789)	(68,242,348)
Capital shares repurchased in-kind (Note 9)[ 0 and (5) shares, respectively ]	—	(92)

Total Class K transactions	(8,708,782)	(45,683,200)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,535,500	(1,181,952,615)

TOTAL INCREASE (DECREASE) IN NET ASSETS	133,923,012	(497,752,454)
NET ASSETS:
Beginning of period	1,728,921,391	2,226,673,845

End of period (a)	$1,862,844,403	$1,728,921,391

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,424,688	$38,611

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$19.82	$14.60	$13.05	$13.65	$12.30	$9.67

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.21 (e)	0.22 (e)	0.20 (e)	0.19 (e)	0.22 (e)
Net realized and unrealized gain (loss) on investments	1.34	5.30	1.56	(0.60)	1.36	2.72

Total from investment operations	1.45	5.51	1.78	(0.40)	1.55	2.94

Less distributions:
Dividends from net investment income	—	(0.29)	(0.23)	(0.20)	(0.20)	(0.31)

Net asset value, end of period	$21.27	$19.82	$14.60	$13.05	$13.65	$12.30

Total return (b)	7.32%	37.77%	13.62%	(2.86)%	12.60%	30.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137,037	$115,640	$69,955	$53,307	$503,310	$455,102
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.69%	0.70%	0.72%
After waivers and fees paid indirectly (a)	0.95%	0.94%	0.94%	0.67%	0.70%	0.71%
Before waivers and fees paid indirectly (a)	0.96%	0.95%	0.95%	0.69%	0.70%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.08%	1.18%	1.56%	1.41%	1.55%	2.25%
After waivers and fees paid indirectly (a)	1.08%	1.19%	1.56%	1.43%	1.56%	2.26%
Before waivers and fees paid indirectly (a)	1.08%	1.18%	1.56%	1.41%	1.55%	2.25%
Portfolio turnover rate (z)	25%	50%	46%	64%	56%	44%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011		2010	2009
Net asset value, beginning of period	$19.87	$14.64	$13.08	$13.69		$12.34	$9.69

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.20 (e)	0.22 (e)	0.18	(e)	0.16 (e)	0.19 (e)
Net realized and unrealized gain (loss) on investments	1.35	5.32	1.57	(0.62)		1.35	2.74

Total from investment operations	1.46	5.52	1.79	(0.44)		1.51	2.93

Less distributions:
Dividends from net investment income	—	(0.29)	(0.23)	(0.17)		(0.16)	(0.28)

Net asset value, end of period	$21.33	$19.87	$14.64	$13.08		$13.69	$12.34

Total return (b)	7.35%	37.74%	13.67%	(3.17)%		12.28%	30.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$934,962	$868,200	$1,569,255	$1,482,030		$1,533,557	$1,339,930
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.94%		0.95%	0.97%
After waivers and fees paid indirectly (a)	0.95%	0.94%	0.94%	0.92	%(c)	0.94%	0.96%
Before waivers and fees paid indirectly (a)	0.96%	0.95%	0.95%	0.94%		0.95%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.09%	1.17%	1.54%	1.28%		1.30%	1.84%
After waivers and fees paid indirectly (a)	1.09%	1.18%	1.55%	1.30%		1.31%	1.85%
Before waivers and fees paid indirectly (a)	1.08%	1.17%	1.54%	1.28%		1.30%	1.84%
Portfolio turnover rate (z)	25%	50%	46%	64%		56%	44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$19.82	$14.60	$13.05	$12.24

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.25 (e)	0.26 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments	1.35	5.31	1.56	0.93

Total from investment operations	1.48	5.56	1.82	1.01

Less distributions:
Dividends from net investment income	—	(0.34)	(0.27)	(0.20)

Net asset value, end of period	$21.30	$19.82	$14.60	$13.05

Total return (b)	7.47%	38.11%	13.91%	8.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$790,845	$745,081	$587,464	$549,328
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.69%
After waivers and fees paid indirectly (a)	0.70%	0.69%	0.69%	0.69%
Before waivers and fees paid indirectly (a)	0.71%	0.70%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.34%	1.43%	1.79%	1.87%
After waivers and fees paid indirectly (a)	1.34%	1.45%	1.80%	1.87%
Before waivers and fees paid indirectly (a)	1.33%	1.43%	1.79%	1.87%
Portfolio turnover rate (z)	25%	50%	46%	64%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	25.6%
Energy	15.1
Information Technology	11.4
Health Care	10.8
Consumer Discretionary	9.0
Industrials	8.3
Consumer Staples	6.4
Materials	6.3
Utilities	4.0
Telecommunication Services	1.3
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,051.70	$5.34
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,050.00	5.34
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	1,053.20	4.07
Hypothetical (5% average return before expenses)	1,000.00	1,020.83	4.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.0%)
Automobiles (1.5%)
Ford Motor Co.	732,088	$12,621,197

Hotels, Restaurants & Leisure (2.9%)
Brinker International, Inc.	228,332	11,108,352
Cedar Fair LP	105,298	5,570,264
Wyndham Worldwide Corp.	115,000	8,707,800

		25,386,416

Household Durables (0.5%)
Garmin Ltd.	69,600	4,238,640

Leisure Products (0.7%)
Polaris Industries, Inc.	43,747	5,697,609

Media (1.6%)
Cablevision Systems Corp. - New York Group, Class A	236,500	4,174,225
Gannett Co., Inc.	296,400	9,280,284

		13,454,509

Specialty Retail (1.8%)
Lowe’s Cos., Inc.	168,400	8,081,516
Williams-Sonoma, Inc.	102,000	7,321,560

		15,403,076

Total Consumer Discretionary		76,801,447

Consumer Staples (6.4%)
Beverages (1.0%)
Dr. Pepper Snapple Group, Inc.	144,200	8,447,236

Food & Staples Retailing (2.2%)
Walgreen Co.	144,200	10,689,546
Whole Foods Market, Inc.	212,200	8,197,286

		18,886,832

Household Products (2.4%)
Colgate-Palmolive Co.	186,300	12,701,934
Procter & Gamble Co.	96,498	7,583,778

		20,285,712

Tobacco (0.8%)
Altria Group, Inc.	170,100	7,133,994

Total Consumer Staples		54,753,774

Energy (15.1%)
Energy Equipment & Services (1.3%)
Noble Corp. plc	328,800	11,034,528

Oil, Gas & Consumable Fuels (13.8%)
Chesapeake Energy Corp.	278,600	8,658,888
Chevron Corp.	103,650	13,531,508
ConocoPhillips Co.	344,955	29,572,992
Enerplus Corp.	348,213	8,768,003
Exxon Mobil Corp.	282,271	28,419,044
Marathon Oil Corp.	341,800	13,644,656
PBF Energy, Inc., Class A	142,500	3,797,625
Sasol Ltd. (ADR)	140,900	8,330,008
Statoil ASA (ADR)	132,800	4,094,224

		118,816,948

Total Energy		129,851,476

Financials (25.6%)
Banks (12.7%)
Banco Santander S.A. (ADR)	589,600	$6,143,632
Bank of America Corp.	1,117,600	17,177,512
Fifth Third Bancorp	301,273	6,432,179
First Niagara Financial Group, Inc.	479,400	4,189,956
JPMorgan Chase & Co.	599,248	34,528,670
KeyCorp	1,093,238	15,666,100
PNC Financial Services Group, Inc.	153,861	13,701,322
SunTrust Banks, Inc./Georgia	273,703	10,964,542

		108,803,913

Capital Markets (4.7%)
Ameriprise Financial, Inc.	139,300	16,716,000
Goldman Sachs Group, Inc.	92,340	15,461,409
Waddell & Reed Financial, Inc., Class A	134,400	8,412,096

		40,589,505

Insurance (4.7%)
Aegon N.V. (N.Y. Shares)	945,898	8,295,525
Endurance Specialty Holdings Ltd.	192,772	9,945,108
Hartford Financial Services Group, Inc.	213,762	7,654,817
Prudential Financial, Inc.	165,200	14,664,804

		40,560,254

Real Estate Investment Trusts (REITs) (3.5%)
DuPont Fabros Technology, Inc. (REIT)	166,800	4,496,928
Host Hotels & Resorts, Inc. (REIT)	638,200	14,046,782
RLJ Lodging Trust (REIT)	233,200	6,737,148
Sun Communities, Inc. (REIT)	92,296	4,600,033

		29,880,891

Total Financials		219,834,563

Health Care (10.8%)
Biotechnology (2.0%)
Amgen, Inc.	142,487	16,866,186

Health Care Providers & Services (3.7%)
Cardinal Health, Inc.	124,700	8,549,432
UnitedHealth Group, Inc.	153,900	12,581,325
WellPoint, Inc.	97,153	10,454,635

		31,585,392

Pharmaceuticals (5.1%)
Bristol-Myers Squibb Co.	230,000	11,157,300
Eli Lilly and Co.	311,008	19,335,367
Johnson & Johnson	100,417	10,505,627
Pfizer, Inc.	105,230	3,123,226

		44,121,520

Total Health Care		92,573,098

Industrials (8.3%)
Aerospace & Defense (2.7%)
Exelis, Inc.	364,400	6,187,512
Northrop Grumman Corp.	144,200	17,250,646

		23,438,158

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (0.5%)
Pitney Bowes, Inc.	165,200	$4,562,824

Industrial Conglomerates (1.7%)
General Electric Co.	296,393	7,789,208
Koninklijke Philips N.V. (N.Y. Shares)	210,544	6,686,877

		14,476,085

Machinery (0.9%)
Harsco Corp.	272,097	7,245,943

Road & Rail (1.5%)
Ryder System, Inc.	144,200	12,702,578

Trading Companies & Distributors (1.0%)
TAL International Group, Inc.*	194,410	8,624,028

Total Industrials		71,049,616

Information Technology (11.4%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	311,800	7,748,230
Harris Corp.	144,200	10,923,150

		18,671,380

Internet Software & Services (0.9%)
IAC/InterActiveCorp	111,800	7,739,914

IT Services (3.5%)
Accenture plc, Class A	126,352	10,214,296
Booze Allen Hamilton Holding Corp.	346,600	7,361,784
Broadridge Financial Solutions, Inc.	166,800	6,945,552
Xerox Corp.	485,900	6,044,596

		30,566,228

Semiconductors & Semiconductor Equipment (2.1%)
Lam Research Corp.	140,900	9,522,022
Texas Instruments, Inc.	176,518	8,435,795

		17,957,817

Software (1.0%)
Microsoft Corp.	205,700	8,577,690

Technology Hardware, Storage & Peripherals (1.7%)
Hewlett-Packard Co.	184,600	6,217,328
Lexmark International, Inc., Class A	170,100	8,192,016

		14,409,344

Total Information Technology		97,922,373

Materials (6.3%)
Chemicals (5.2%)
Dow Chemical Co.	301,300	15,504,898
Eastman Chemical Co.	115,027	10,047,609
Huntsman Corp.	249,400	7,008,140
LyondellBasell Industries N.V., Class A	124,697	12,176,662

		44,737,309

Metals & Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc.	243,000	8,869,500

Total Materials		53,606,809

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	322,300	$11,396,528

Total Telecommunication Services		11,396,528

Utilities (4.0%)
Electric Utilities (1.2%)
Edison International	178,200	10,355,202

Gas Utilities (0.6%)
UGI Corp.	110,100	5,560,050

Multi-Utilities (2.2%)
CMS Energy Corp.	592,800	18,465,720

Total Utilities		34,380,972

Total Investments (98.2%) (Cost $616,472,033)		842,170,656
Other Assets Less Liabilities (1.8%)		15,723,675

Net Assets (100%)		$857,894,331

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$76,801,447	$—	$—	$76,801,447
Consumer Staples	54,753,774	—	—	54,753,774
Energy	129,851,476	—	—	129,851,476
Financials	219,834,563	—	—	219,834,563
Health Care	92,573,098	—	—	92,573,098
Industrials	71,049,616	—	—	71,049,616
Information Technology	97,922,373	—	—	97,922,373
Materials	53,606,809	—	—	53,606,809
Telecommunication Services	11,396,528	—	—	11,396,528
Utilities	34,380,972	—	—	34,380,972

Total Assets	$842,170,656	$—	$—	$842,170,656

Total Liabilities	$—	$—	$—	$—

Total	$842,170,656	$—	$—	$842,170,656

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$235,814,741
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$274,506,106

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,558,740
Aggregate gross unrealized depreciation	(4,843,322)

Net unrealized appreciation	$219,715,418

Federal income tax cost of investments	$622,455,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $616,472,033)	$842,170,656
Cash	60,797,802
Receivable for securities sold	2,667,312
Dividends, interest and other receivables	997,636
Receivable from Separate Accounts for Trust shares sold	222,154
Other assets	6,970

Total assets	906,862,530

LIABILITIES
Payable for securities purchased	47,964,505
Investment management fees payable	459,326
Payable to Separate Accounts for Trust shares redeemed	325,756
Administrative fees payable	84,496
Distribution fees payable – Class IB	34,081
Distribution fees payable – Class IA	8,401
Trustees’ fees payable	775
Accrued expenses	90,859

Total liabilities	48,968,199

NET ASSETS	$857,894,331

Net assets were comprised of:
Paid in capital	$570,507,861
Accumulated undistributed net investment income (loss)	8,485,860
Accumulated undistributed net realized gain (loss) on investments	53,201,987
Net unrealized appreciation (depreciation) on investments	225,698,623

Net assets	$857,894,331

Class IA
Net asset value, offering and redemption price per share, $41,072,555 / 5,771,095 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.12

Class IB
Net asset value, offering and redemption price per share, $166,939,027 / 23,372,319 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.14

Class K
Net asset value, offering and redemption price per share, $649,882,749 / 91,190,498 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $40,807 foreign withholding tax)	$11,078,769
Interest	8,145

Total income	11,086,914

EXPENSES
Investment management fees	3,057,048
Administrative fees	428,417
Distribution fees – Class IB	198,392
Distribution fees – Class IA	49,748
Printing and mailing expenses	42,506
Professional fees	23,824
Custodian fees	19,836
Trustees’ fees	11,356
Miscellaneous	13,127

Gross expenses	3,844,254
Less: Waiver from investment manager	(334,301)

Net expenses	3,509,953

NET INVESTMENT INCOME (LOSS)	7,576,961

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	51,469,868
Net change in unrealized appreciation (depreciation) on investments	(17,867,680)

NET REALIZED AND UNREALIZED GAIN (LOSS)	33,602,188

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,179,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,576,961	$16,605,338
Net realized gain (loss) on investments	51,469,868	172,966,814
Net change in unrealized appreciation (depreciation) on investments	(17,867,680)	82,345,695

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,179,149	271,917,847

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(695,513)
Class IB	—	(2,733,447)
Class K	—	(12,642,912)

	—	(16,071,872)

Distributions from net realized capital gains
Class IA	—	(4,189,231)
Class IB	—	(16,453,346)
Class K	—	(66,852,486)

	—	(87,495,063)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(103,566,935)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 387,775 and 1,852,266 shares, respectively ]	2,628,479	12,405,023
Capital shares issued in reinvestment of dividends and distributions [ 0 and 737,380 shares, respectively ]	—	4,884,744
Capital shares repurchased [ (615,902) and (1,414,868) shares, respectively ]	(4,188,266)	(9,519,520)

Total Class IA transactions	(1,559,787)	7,770,247

Class IB
Capital shares sold [ 1,201,739 and 9,024,943 shares, respectively ]	8,207,022	58,560,875
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,885,958 shares, respectively ]	—	19,186,793
Capital shares repurchased [ (1,494,871) and (11,420,370) shares, respectively ]	(10,199,525)	(75,605,744)
Capital shares repurchased in-kind (Note 9)[ 0 and (45,687,449) shares, respectively ]	—	(324,664,487)

Total Class IB transactions	(1,992,503)	(322,522,563)

Class K
Capital shares sold [ 3,179,259 and 2,723,653 shares, respectively ]	22,515,054	18,373,483
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,998,061 shares, respectively ]	—	79,495,398
Capital shares repurchased [ (7,638,318) and (9,075,276) shares, respectively ]	(51,780,882)	(62,201,015)
Capital shares repurchased in-kind (Note 9)[ 0 and (19) shares, respectively ]	—	(132)

Total Class K transactions	(29,265,828)	35,667,734

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,818,118)	(279,084,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,361,031	(110,733,670)
NET ASSETS:
Beginning of period	849,533,300	960,266,970

End of period (a)	$857,894,331	$849,533,300

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,485,860	$908,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$6.77	$5.86	$5.13	$5.25	$4.64	$4.26

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.11 (e)	0.11 (e)	0.13 (e)	0.12 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments	0.29	1.72	0.80	(0.14)	0.62	0.38

Total from investment operations	0.35	1.83	0.91	(0.01)	0.74	0.50

Less distributions:
Dividends from net investment income	—	(0.13)	(0.11)	(0.11)	(0.13)	(0.12)
Distributions from net realized gains	—	(0.79)	(0.07)	—	—	—

Total dividends and distributions	—	(0.92)	(0.18)	(0.11)	(0.13)	(0.12)

Net asset value, end of period	$7.12	$6.77	$5.86	$5.13	$5.25	$4.64

Total return (b)	5.17%	31.63%	17.74%	(0.07)%	16.00%	11.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,073	$40,639	$28,261	$20,706	$413,037	$484,617
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	1.05%	1.05%	1.05%	0.80%	0.80%	0.80%
Before waivers and fees paid indirectly (a)	1.13%	1.13%	1.13%	0.88%	0.88%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.67%	1.59%	2.00%	2.39%	2.42%	3.01%
After waivers and fees paid indirectly (a)	1.67%	1.59%	2.00%	2.39%	2.42%	3.01%
Before waivers and fees paid indirectly (a)	1.59%	1.51%	1.92%	2.31%	2.34%	2.91%
Portfolio turnover rate (z)	29%	58%	56%	68%	64%	88%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$6.80	$5.88	$5.14	$5.27	$4.66	$4.27

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.10 (e)	0.11 (e)	0.11 (e)	0.11 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments	0.28	1.74	0.81	(0.14)	0.62	0.39

Total from investment operations	0.34	1.84	0.92	(0.03)	0.73	0.50

Less distributions:
Dividends from net investment income	—	(0.13)	(0.11)	(0.10)	(0.12)	(0.11)
Distributions from net realized gains	—	(0.79)	(0.07)	—	—	—

Total dividends and distributions	—	(0.92)	(0.18)	(0.10)	(0.12)	(0.11)

Net asset value, end of period	$7.14	$6.80	$5.88	$5.14	$5.27	$4.66

Total return (b)	5.00%	31.72%	17.90%	(0.51)%	15.65%	11.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$166,939	$160,887	$404,727	$309,284	$317,193	$277,367
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers and fees paid indirectly (a)	1.13%	1.13%	1.13%	1.13%	1.13%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.67%	1.56%	2.01%	2.09%	2.18%	2.78%
After waivers and fees paid indirectly (a)	1.67%	1.56%	2.01%	2.09%	2.18%	2.78%
Before waivers and fees paid indirectly (a)	1.59%	1.49%	1.93%	2.02%	2.10%	2.68%
Portfolio turnover rate (z)	29%	58%	56%	68%	64%	88%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$6.77	$5.86	$5.13	$4.81

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12 (e)	0.13 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments	0.30	1.73	0.80	0.39

Total from investment operations	0.36	1.85	0.93	0.43

Less distributions:
Dividends from net investment income	—	(0.15)	(0.13)	(0.11)
Distributions from net realized gains	—	(0.79)	(0.07)	—

Total dividends and distributions	—	(0.94)	(0.20)	(0.11)

Net asset value, end of period	$7.13	$6.77	$5.86	$5.13

Total return (b)	5.32%	31.96%	18.04%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$649,883	$648,008	$527,279	$479,728
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%	0.80%	0.80%	0.80%
Before waivers and fees paid indirectly (a)	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.92%	1.84%	2.24%	2.23%
After waivers and fees paid indirectly (a)	1.92%	1.84%	2.24%	2.23%
Before waivers and fees paid indirectly (a)	1.84%	1.76%	2.16%	2.16%
Portfolio turnover rate (z)	29%	58%	56%	68%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	26.4%
Financials	18.1
Health Care	16.6
Consumer Discretionary	14.8
Consumer Staples	8.6
Industrials	8.2
Energy	2.5
Telecommunication Services	1.9
Materials	1.7
Utilities	1.0
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,056.10	$4.78
Hypothetical (5% average return before expenses)	1,000.00	1,020.14	4.70
Class IB
Actual	1,000.00	1,056.00	4.78
Hypothetical (5% average return before expenses)	1,000.00	1,020.14	4.70

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.94% and 0.94%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (0.8%)
Autoliv, Inc.	922	$98,267
BorgWarner, Inc.	2,207	143,874
Delphi Automotive plc	2,674	183,811
Gentex Corp.	1,391	40,464
Johnson Controls, Inc.	6,351	317,105
Tenneco, Inc.*	586	38,500
TRW Automotive Holdings Corp.*	1,129	101,068
Visteon Corp.*	480	46,565

		969,654

Automobiles (0.8%)
Ford Motor Co.	37,527	646,965
Harley-Davidson, Inc.	2,147	149,968
Tesla Motors, Inc.*	782	187,727

		984,660

Distributors (0.1%)
Genuine Parts Co.	1,491	130,910
Pool Corp.	448	25,339

		156,249

Diversified Consumer Services (0.1%)
DeVry Education Group, Inc.	544	23,033
Graham Holdings Co., Class B	40	28,724
Sotheby’s, Inc.	658	27,630
Weight Watchers International, Inc.	259	5,224

		84,611

Hotels, Restaurants & Leisure (1.6%)
Brinker International, Inc.	637	30,990
Cheesecake Factory, Inc.	475	22,050
Chipotle Mexican Grill, Inc.*	300	177,753
Darden Restaurants, Inc.	1,254	58,023
Dunkin’ Brands Group, Inc.	1,024	46,909
McDonald’s Corp.	9,488	955,821
Panera Bread Co., Class A*	269	40,304
Starbucks Corp.	7,083	548,083
Vail Resorts, Inc.	346	26,704
Wendy’s Co.	2,726	23,253

		1,929,890

Household Durables (0.5%)
D.R. Horton, Inc.	2,757	67,767
Garmin Ltd.	1,186	72,227
Harman International Industries, Inc.	655	70,367
Mohawk Industries, Inc.*	588	81,344
PulteGroup, Inc.	3,383	68,201
Ryland Group, Inc.	445	17,551
Tempur Sealy International, Inc.*	580	34,626
Tupperware Brands Corp.	497	41,599
Whirlpool Corp.	765	106,503

		560,185

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*	3,530	1,146,474

Expedia, Inc.	949	$74,743
Liberty Interactive Corp.*	4,550	133,588
Liberty Ventures*	680	50,184
Netflix, Inc.*	567	249,820
Priceline Group, Inc.*	495	595,485
TripAdvisor, Inc.*	1,080	117,353

		2,367,647

Leisure Products (0.2%)
Hasbro, Inc.	1,111	58,939
Mattel, Inc.	3,322	129,458
Polaris Industries, Inc.	617	80,358

		268,755

Media (4.0%)
AMC Networks, Inc., Class A*	572	35,172
CBS Corp. (Non-Voting), Class B	5,271	327,540
Charter Communications, Inc., Class A*	650	102,947
DIRECTV*	4,558	387,476
Discovery Communications, Inc., Class A*	2,190	162,673
DISH Network Corp., Class A*	2,035	132,438
DreamWorks Animation SKG, Inc., Class A*	686	15,956
Gannett Co., Inc.	2,207	69,101
John Wiley & Sons, Inc., Class A	445	26,963
Lamar Advertising Co., Class A	626	33,178
Liberty Global plc*	5,188	219,504
Liberty Global plc, Class A*	2,132	94,277
Liberty Media Corp.*	962	131,486
Madison Square Garden Co., Class A*	587	36,658
Meredith Corp.	356	17,216
Morningstar, Inc.	204	14,649
Omnicom Group, Inc.	2,475	176,270
Regal Entertainment Group, Class A	760	16,036
Scripps Networks Interactive, Inc., Class A	1,053	85,440
Sirius XM Holdings, Inc.*	28,589	98,918
Starz, Class A*	941	28,032
Time Warner Cable, Inc.	2,659	391,671
Time Warner, Inc.	8,500	597,125
Time, Inc.*	1,062	25,722
Viacom, Inc., Class B	3,815	330,875
Walt Disney Co.	15,628	1,339,945

		4,897,268

Multiline Retail (0.8%)
Big Lots, Inc.*	561	25,637
Dillard’s, Inc., Class A	226	26,354
Dollar General Corp.*	2,586	148,333
Dollar Tree, Inc.*	2,013	109,628
Family Dollar Stores, Inc.	927	61,312
Kohl’s Corp.	1,965	103,516
Nordstrom, Inc.	1,388	94,287
Target Corp.	6,084	352,568

		921,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Specialty Retail (3.0%)
Advance Auto Parts, Inc.	700	$94,444
American Eagle Outfitters, Inc.	1,627	18,255
Ascena Retail Group, Inc.*	1,226	20,965
Bed Bath & Beyond, Inc.*	2,100	120,498
Best Buy Co., Inc.	2,608	80,874
Buckle, Inc.	269	11,933
CarMax, Inc.*	2,155	112,082
Chico’s FAS, Inc.	1,550	26,288
CST Brands, Inc.	582	20,079
DSW, Inc., Class A	700	19,558
GameStop Corp., Class A	1,133	45,853
Gap, Inc.	2,532	105,255
GNC Holdings, Inc., Class A	946	32,259
Home Depot, Inc.	13,152	1,064,786
L Brands, Inc.	2,345	137,558
Lowe’s Cos., Inc.	10,122	485,755
Lumber Liquidators Holdings, Inc.*	271	20,582
O’Reilly Automotive, Inc.*	1,022	153,913
Outerwall, Inc.*	270	16,024
PetSmart, Inc.	1,000	59,800
Pier 1 Imports, Inc.	1,029	15,857
Ross Stores, Inc.	2,087	138,013
Sally Beauty Holdings, Inc.*	1,440	36,115
Signet Jewelers Ltd.	778	86,039
Staples, Inc.	6,414	69,528
Tiffany & Co.	1,058	106,064
TJX Cos., Inc.	6,839	363,493
Tractor Supply Co.	1,343	81,117
Ulta Salon Cosmetics & Fragrance, Inc.*	613	56,034
Williams-Sonoma, Inc.	855	61,372

		3,660,393

Textiles, Apparel & Luxury Goods (0.9%)
Deckers Outdoor Corp.*	332	28,662
Fossil Group, Inc.*	483	50,483
Hanesbrands, Inc.	953	93,813
Kate Spade & Co.*	1,180	45,005
Michael Kors Holdings Ltd.*	1,730	153,365
NIKE, Inc., Class B	7,129	552,854
PVH Corp.	785	91,531
Under Armour, Inc., Class A*	1,558	92,685
Wolverine World Wide, Inc.	965	25,148

		1,133,546

Total Consumer Discretionary		17,934,493

Consumer Staples (8.6%)
Beverages (2.4%)
Coca-Cola Co.	36,053	1,527,205
Dr. Pepper Snapple Group, Inc.	1,967	115,227
PepsiCo, Inc.	14,404	1,286,853

		2,929,285

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	369	25,937
Costco Wholesale Corp.	4,175	480,793
CVS Caremark Corp.	11,334	854,244
Fresh Market, Inc.*	385	12,886
Safeway, Inc.	2,188	75,136

Sysco Corp.	5,607	$209,982
United Natural Foods, Inc.*	474	30,857
Walgreen Co.	8,381	621,284
Whole Foods Market, Inc.	3,589	138,643

		2,449,762

Food Products (1.4%)
Campbell Soup Co.	1,720	78,793
Darling Ingredients, Inc.*	1,139	23,805
Flowers Foods, Inc.	1,680	35,414
General Mills, Inc.	5,986	314,504
Hain Celestial Group, Inc.*	458	40,643
Hershey Co.	1,440	140,213
Ingredion, Inc.	747	56,055
J.M. Smucker Co.	1,012	107,849
Kellogg Co.	2,477	162,739
Keurig Green Mountain, Inc.	1,263	157,382
Kraft Foods Group, Inc.	5,743	344,293
Lancaster Colony Corp.	186	17,700
McCormick & Co., Inc. (Non-Voting)	1,271	90,991
TreeHouse Foods, Inc.*	350	28,025
WhiteWave Foods Co., Class A*	1,667	53,961

		1,652,367

Household Products (2.6%)
Church & Dwight Co., Inc.	1,334	93,313
Clorox Co.	1,255	114,707
Colgate-Palmolive Co.	8,354	569,576
Kimberly-Clark Corp.	3,591	399,391
Procter & Gamble Co.	25,772	2,025,421

		3,202,408

Personal Products (0.2%)
Avon Products, Inc.	4,185	61,143
Estee Lauder Cos., Inc., Class A	2,463	182,902

		244,045

Total Consumer Staples		10,477,867

Energy (2.5%)
Energy Equipment & Services (0.5%)
Bristow Group, Inc.	350	28,217
Cameron International Corp.*	1,970	133,389
CARBO Ceramics, Inc.	190	29,283
Dresser-Rand Group, Inc.*	734	46,778
Dril-Quip, Inc.*	390	42,604
FMC Technologies, Inc.*	2,283	139,423
Helix Energy Solutions Group, Inc.*	946	24,889
Noble Corp. plc	2,442	81,953
SEACOR Holdings, Inc.*	180	14,805
Tidewater, Inc.	475	26,671
Unit Corp.*	419	28,840

		596,852

Oil, Gas & Consumable Fuels (2.0%)
Cheniere Energy, Inc.*	2,095	150,211
Cimarex Energy Co.	831	119,215
Denbury Resources, Inc.	3,585	66,179
Energen Corp.	694	61,683
EOG Resources, Inc.	5,146	601,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

EQT Corp.	1,444	$154,364
ONEOK, Inc.	1,988	135,343
Pioneer Natural Resources Co.	1,333	306,337
QEP Resources, Inc.	1,728	59,616
Range Resources Corp.	1,574	136,859
SemGroup Corp., Class A	408	32,171
SM Energy Co.	644	54,160
Southwestern Energy Co.*	3,391	154,257
Spectra Energy Corp.	6,457	274,293
Teekay Corp.	365	22,721
Whiting Petroleum Corp.*	1,147	92,047
World Fuel Services Corp.	700	34,461

		2,455,279

Total Energy		3,052,131

Financials (18.1%)
Banks (8.8%)
Associated Banc-Corp.	1,599	28,910
Bank of America Corp.	99,976	1,536,631
Bank of Hawaii Corp.	428	25,119
BB&T Corp.	6,781	267,375
BOK Financial Corp.	219	14,585
CIT Group, Inc.	1,942	88,866
Citigroup, Inc.	28,481	1,341,455
City National Corp./California	454	34,395
Comerica, Inc.	1,780	89,285
Commerce Bancshares, Inc./Missouri	778	36,177
Cullen/Frost Bankers, Inc.	504	40,028
East West Bancorp, Inc.	1,326	46,397
F.N.B. Corp./Pennsylvania	1,400	17,948
Fifth Third Bancorp	8,379	178,892
First Horizon National Corp.	2,316	27,468
First Niagara Financial Group, Inc.	3,413	29,830
First Republic Bank/California	1,192	65,548
FirstMerit Corp.	1,592	31,442
Fulton Financial Corp.	1,867	23,132
Hancock Holding Co.	790	27,903
Huntington Bancshares, Inc./Ohio	7,991	76,234
Iberiabank Corp.	285	19,719
JPMorgan Chase & Co.	36,133	2,081,983
KeyCorp	8,555	122,593
M&T Bank Corp.	1,253	155,435
PNC Financial Services Group, Inc.	5,118	455,758
Popular, Inc.*	992	33,906
Prosperity Bancshares, Inc.	539	33,741
Regions Financial Corp.	13,098	139,101
Signature Bank/New York*	454	57,286
SunTrust Banks, Inc.	4,969	199,058
Susquehanna Bancshares, Inc.	1,805	19,061
SVB Financial Group*	437	50,963
Synovus Financial Corp.	1,342	32,718
TCF Financial Corp.	1,584	25,930
U.S. Bancorp/Minnesota	17,484	757,407
UMB Financial Corp.	356	22,567
Umpqua Holdings Corp.	1,077	19,300
Valley National Bancorp	1,925	19,077

Webster Financial Corp.	869	$27,408
Wells Fargo & Co.	45,335	2,382,807
Zions Bancorp	1,777	52,368

		10,735,806

Capital Markets (3.1%)
Affiliated Managers Group, Inc.*	508	104,343
Bank of New York Mellon Corp.	10,880	407,782
BlackRock, Inc.	1,213	387,675
Charles Schwab Corp.	11,140	300,000
E*TRADE Financial Corp.*	2,772	58,933
Eaton Vance Corp.	1,168	44,139
Federated Investors, Inc., Class B	905	27,983
Franklin Resources, Inc.	3,853	222,858
Goldman Sachs Group, Inc.	4,017	672,606
Invesco Ltd.	4,267	161,079
Janus Capital Group, Inc.	1,407	17,559
Legg Mason, Inc.	1,045	53,619
Morgan Stanley	13,480	435,808
Northern Trust Corp.	2,176	139,721
SEI Investments Co.	1,393	45,649
State Street Corp.	4,193	282,021
Stifel Financial Corp.*	569	26,942
T. Rowe Price Group, Inc.	2,507	211,616
TD Ameritrade Holding Corp.	2,280	71,478
Waddell & Reed Financial, Inc., Class A	823	51,512

		3,723,323

Consumer Finance (1.4%)
American Express Co.	8,721	827,361
Capital One Financial Corp.	5,490	453,474
Discover Financial Services	4,496	278,662
Navient Corp.	4,199	74,364
Portfolio Recovery Associates, Inc.*	488	29,051
SLM Corp.	4,199	34,894

		1,697,806

Diversified Financial Services (0.8%)
CBOE Holdings, Inc.	844	41,533
CME Group, Inc./Illinois	3,028	214,837
Intercontinental Exchange, Inc.	1,101	207,979
McGraw Hill Financial, Inc.	2,583	214,467
Moody’s Corp.	1,811	158,752
MSCI, Inc.*	1,165	53,415
NASDAQ OMX Group, Inc.	1,110	42,868

		933,851

Insurance (3.3%)
ACE Ltd.	3,202	332,047
Aflac, Inc.	4,369	271,970
Alleghany Corp.*	161	70,537
Allied World Assurance Co. Holdings AG	999	37,982
American Financial Group, Inc./Ohio	684	40,739
Aon plc	2,856	257,297
Arch Capital Group Ltd.*	1,131	64,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Arthur J. Gallagher & Co.	1,229	$57,271
Aspen Insurance Holdings Ltd.	650	29,523
Assured Guaranty Ltd.	1,682	41,209
Axis Capital Holdings Ltd.	1,023	45,298
Brown & Brown, Inc.	1,145	35,163
Chubb Corp.	2,354	216,968
Cincinnati Financial Corp.	1,418	68,121
CNO Financial Group, Inc.	2,144	38,163
Endurance Specialty Holdings Ltd.	425	21,926
Erie Indemnity Co., Class A	237	17,837
Everest Reinsurance Group Ltd.	467	74,949
Fidelity National Financial, Inc., Class A	2,629	86,126
First American Financial Corp.	1,033	28,707
Genworth Financial, Inc., Class A*	4,752	82,685
Hanover Insurance Group, Inc.	420	26,523
Hartford Financial Services Group, Inc.	4,301	154,019
HCC Insurance Holdings, Inc.	964	47,178
Kemper Corp.	503	18,541
Lincoln National Corp.	2,549	131,121
Markel Corp.*	133	87,200
MBIA, Inc.*	1,378	15,213
Mercury General Corp.	349	16,417
PartnerReinsurance Ltd.	458	50,018
Platinum Underwriters Holdings Ltd.	281	18,223
Principal Financial Group, Inc.	2,636	133,065
ProAssurance Corp.	595	26,418
Progressive Corp.	5,322	134,966
Protective Life Corp.	755	52,344
Prudential Financial, Inc.	4,436	393,784
RenaissanceReinsurance Holdings Ltd.	428	45,796
StanCorp Financial Group, Inc.	425	27,200
Torchmark Corp.	881	72,172
Travelers Cos., Inc.	3,404	320,214
Unum Group	2,540	88,290
Validus Holdings Ltd.	1,005	38,431
W. R. Berkley Corp.	1,055	48,857
White Mountains Insurance Group Ltd.	52	31,639
Willis Group Holdings plc	1,686	73,004
XL Group plc	2,756	90,204

		4,060,320

Real Estate Investment Trusts (REITs) (0.2%)
Crown Castle International Corp. (REIT)	3,197	237,409

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	414	17,160
CBRE Group, Inc., Class A*	2,678	85,803
Forest City Enterprises, Inc., Class A*	1,528	30,361
Howard Hughes Corp.*	300	47,349
Jones Lang LaSalle, Inc.	427	53,969
Realogy Holdings Corp.*	1,410	53,171
St. Joe Co.*	899	22,862

		310,675

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	1,324	$16,100
Hudson City Bancorp, Inc.	4,585	45,071
MGIC Investment Corp.*	3,251	30,039
New York Community Bancorp, Inc.	4,243	67,803
Ocwen Financial Corp.*	1,127	41,812
People’s United Financial, Inc.	3,100	47,027
Radian Group, Inc.	1,670	24,733
Washington Federal, Inc.	998	22,385

		294,970

Total Financials		21,994,160

Health Care (16.6%)
Biotechnology (3.3%)
Alexion Pharmaceuticals, Inc.*	1,908	298,125
Alkermes plc*	1,322	66,536
Amgen, Inc.	7,198	852,027
ARIAD Pharmaceuticals, Inc.*	1,806	11,504
Biogen Idec, Inc.*	2,226	701,880
Cepheid, Inc.*	650	31,161
Cubist Pharmaceuticals, Inc.*	635	44,336
Gilead Sciences, Inc.*	14,648	1,214,466
Incyte Corp.*	1,327	74,896
Isis Pharmaceuticals, Inc.*	1,126	38,791
Medivation, Inc.*	725	55,883
Myriad Genetics, Inc.*	774	30,124
Pharmacyclics, Inc.*	611	54,813
Regeneron Pharmaceuticals, Inc.*	754	212,982
Seattle Genetics, Inc.*	1,069	40,889
United Therapeutics Corp.*	440	38,936
Vertex Pharmaceuticals, Inc.*	2,242	212,272

		3,979,621

Health Care Equipment & Supplies (2.4%)
Alere, Inc.*	741	27,728
Align Technology, Inc.*	676	37,883
Baxter International, Inc.	5,229	378,057
Becton, Dickinson and Co.	1,871	221,339
Cooper Cos., Inc.	470	63,699
Covidien plc	4,275	385,520
DENTSPLY International, Inc.	1,372	64,964
Edwards Lifesciences Corp.*	1,082	92,879
Haemonetics Corp.*	500	17,640
Hologic, Inc.*	2,606	66,062
IDEXX Laboratories, Inc.*	504	67,319
Intuitive Surgical, Inc.*	361	148,660
Medtronic, Inc.	9,545	608,589
ResMed, Inc.	1,370	69,363
Sirona Dental Systems, Inc.*	546	45,023
St. Jude Medical, Inc.	2,769	191,753
Stryker Corp.	2,840	239,469
Teleflex, Inc.	395	41,712
Thoratec Corp.*	553	19,278
Varian Medical Systems, Inc.*	1,037	86,216
West Pharmaceutical Services, Inc.	672	28,345

		2,901,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	2,224	$161,596
Brookdale Senior Living, Inc.*	967	32,240
Cardinal Health, Inc.	3,270	224,191
Centene Corp.*	524	39,619
Cigna Corp.	2,611	240,134
DaVita HealthCare Partners, Inc.*	1,699	122,872
Express Scripts Holding Co.*	7,489	519,212
HCA Holdings, Inc.*	2,928	165,081
Henry Schein, Inc.*	831	98,615
Laboratory Corp. of America Holdings*	835	85,504
LifePoint Hospitals, Inc.*	456	28,317
McKesson Corp.	2,213	412,083
MEDNAX, Inc.*	973	56,580
Owens & Minor, Inc.	609	20,694
Patterson Cos., Inc.	801	31,647
Quest Diagnostics, Inc.	1,391	81,638
VCA, Inc.*	856	30,037
WellCare Health Plans, Inc.*	418	31,208

		2,381,268

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,526	24,492
athenahealth, Inc.*	357	44,672
Cerner Corp.*	2,842	146,590
HMS Holdings Corp.*	845	17,247

		233,001

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	3,184	182,889
Bio-Rad Laboratories, Inc., Class A*	191	22,864
Illumina, Inc.*	1,229	219,426
Mettler-Toledo International, Inc.*	287	72,663
Techne Corp.	318	29,437
Thermo Fisher Scientific, Inc.	3,755	443,090
Waters Corp.*	820	85,641

		1,056,010

Pharmaceuticals (7.9%)
AbbVie, Inc.	15,094	851,905
Allergan, Inc.	2,832	479,231
Bristol-Myers Squibb Co.	15,649	759,133
Eli Lilly and Co.	9,445	587,196
Endo International plc*	1,111	77,792
Jazz Pharmaceuticals plc*	512	75,269
Johnson & Johnson	26,808	2,804,653
Mallinckrodt plc*	552	44,171
Merck & Co., Inc.	27,824	1,609,619
Perrigo Co. plc	1,287	187,593
Pfizer, Inc.	61,219	1,816,980
Questcor Pharmaceuticals, Inc.	534	49,390
Salix Pharmaceuticals Ltd.*	592	73,023
Theravance, Inc.*	680	20,250
Zoetis, Inc.	4,818	155,477

		9,591,682

Total Health Care		20,143,080

Industrials (8.2%)
Aerospace & Defense (0.2%)
B/E Aerospace, Inc.*	949	$87,773
DigitalGlobe, Inc.*	656	18,237
Exelis, Inc.	1,814	30,802
Hexcel Corp.*	964	39,427
Rockwell Collins, Inc.	1,300	101,582

		277,821

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	1,467	93,580
Expeditors International of Washington, Inc.	1,988	87,790
FedEx Corp.	2,662	402,974
United Parcel Service, Inc., Class B	6,829	701,065

		1,285,409

Airlines (0.5%)
Alaska Air Group, Inc.	672	63,874
Delta Air Lines, Inc.	7,927	306,933
JetBlue Airways Corp.*	2,097	22,752
Southwest Airlines Co.	6,810	182,917

		576,476

Building Products (0.2%)
A.O. Smith Corp.	749	37,135
Lennox International, Inc.	441	39,500
Masco Corp.	3,444	76,457
Owens Corning, Inc.	1,063	41,117
USG Corp.*	890	26,816

		221,025

Commercial Services & Supplies (0.2%)
ADT Corp.	1,757	61,390
Brady Corp., Class A	446	13,322
Covanta Holding Corp.	1,268	26,134
Iron Mountain, Inc.	1,636	57,996
KAR Auction Services, Inc.	1,351	43,056
Pitney Bowes, Inc.	1,942	53,638
R.R. Donnelley & Sons Co.	1,749	29,663

		285,199

Construction & Engineering (0.1%)
AECOM Technology Corp.*	970	31,234
EMCOR Group, Inc.	647	28,811
Quanta Services, Inc.*	2,061	71,269

		131,314

Electrical Equipment (1.1%)
Acuity Brands, Inc.	412	56,959
AMETEK, Inc.	2,353	123,015
Eaton Corp. plc	4,567	352,481
Emerson Electric Co.	6,801	451,314
General Cable Corp.	478	12,265
Hubbell, Inc., Class B	519	63,915
Polypore International, Inc.*	448	21,383
Regal-Beloit Corp.	432	33,938
Rockwell Automation, Inc.	1,335	167,089

		1,282,359

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Industrial Conglomerates (1.2%)
3M Co.	6,034	$864,310
Carlisle Cos., Inc.	613	53,098
Danaher Corp.	5,762	453,642
Roper Industries, Inc.	954	139,294

		1,510,344

Machinery (2.2%)
Actuant Corp., Class A	705	24,372
AGCO Corp.	869	48,855
CLARCOR, Inc.	478	29,564
Colfax Corp.*	852	63,508
Cummins, Inc.	1,676	258,590
Deere & Co.	3,548	321,271
Donaldson Co., Inc.	1,300	55,016
Dover Corp.	1,642	149,340
Graco, Inc.	590	46,067
Harsco Corp.	776	20,665
IDEX Corp.	787	63,542
Illinois Tool Works, Inc.	3,767	329,839
Lincoln Electric Holdings, Inc.	792	55,345
Manitowoc Co., Inc.	1,287	42,291
Middleby Corp.*	549	45,413
Nordson Corp.	579	46,430
PACCAR, Inc.	3,411	214,313
Pall Corp.	1,077	91,965
Parker Hannifin Corp.	1,437	180,674
Pentair plc	1,918	138,326
Snap-on, Inc.	560	66,371
Stanley Black & Decker, Inc.	1,508	132,433
Terex Corp.	1,071	44,018
Toro Co.	548	34,853
Valmont Industries, Inc.	257	39,051
WABCO Holdings, Inc.*	602	64,306
Woodward, Inc.	581	29,155
Xylem, Inc.	1,786	69,797

		2,705,370

Marine (0.0%)
Kirby Corp.*	543	63,607

Professional Services (0.4%)
Corporate Executive Board Co.	323	22,035
Dun & Bradstreet Corp.	373	41,105
IHS, Inc., Class A*	594	80,588
Manpowergroup, Inc.	754	63,977
Nielsen N.V.	2,472	119,669
Robert Half International, Inc.	1,334	63,685
Towers Watson & Co., Class A	617	64,310
Verisk Analytics, Inc., Class A*	1,445	86,729

		542,098

Road & Rail (0.5%)
Avis Budget Group, Inc.*	1,039	62,018
Con-way, Inc.	542	27,322
Genesee & Wyoming, Inc., Class A*	413	43,365
Hertz Global Holdings, Inc.*	4,377	122,688
J.B. Hunt Transport Services, Inc.	878	64,779
Kansas City Southern	1,063	114,283
Landstar System, Inc.	438	28,032

Old Dominion Freight Line, Inc.*	671	$42,729
Ryder System, Inc.	502	44,221

		549,437

Trading Companies & Distributors (0.5%)
Air Lease Corp.	735	28,356
Applied Industrial Technologies, Inc.	405	20,546
Beacon Roofing Supply, Inc.*	473	15,666
Fastenal Co.	2,629	130,109
MRC Global, Inc.*	979	27,696
MSC Industrial Direct Co., Inc., Class A	465	44,473
United Rentals, Inc.*	898	94,047
W.W. Grainger, Inc.	594	151,036
Watsco, Inc.	259	26,615
WESCO International, Inc.*	423	36,539

		575,083

Total Industrials		10,005,542

Information Technology (26.4%)
Communications Equipment (2.6%)
ARRIS Group, Inc.*	1,117	36,336
Aruba Networks, Inc.*	1,100	19,272
Ciena Corp.*	993	21,508
Cisco Systems, Inc.	49,381	1,227,118
F5 Networks, Inc.*	645	71,879
Harris Corp.	1,029	77,947
InterDigital, Inc.	396	18,929
JDS Uniphase Corp.*	2,288	28,531
Juniper Networks, Inc.*	4,512	110,724
Motorola Solutions, Inc.	2,187	145,589
Plantronics, Inc.	421	20,229
Polycom, Inc.*	1,377	17,254
QUALCOMM, Inc.	16,146	1,278,763
Riverbed Technology, Inc.*	1,582	32,637
ViaSat, Inc.*	402	23,300

		3,130,016

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	1,533	147,689
Anixter International, Inc.	256	25,618
Arrow Electronics, Inc.*	963	58,175
Avnet, Inc.	1,321	58,534
Belden, Inc.	418	32,671
Cognex Corp.*	795	30,528
Corning, Inc.	12,382	271,785
Dolby Laboratories, Inc., Class A*	469	20,261
FEI Co.	400	36,292
FLIR Systems, Inc.	1,370	47,580
Ingram Micro, Inc., Class A*	1,472	42,997
IPG Photonics Corp.*	333	22,910
Itron, Inc.*	376	15,247
Jabil Circuit, Inc.	1,777	37,139
Knowles Corp.*	821	25,238
National Instruments Corp.	937	30,350
TE Connectivity Ltd.	3,992	246,865
Tech Data Corp.*	364	22,757
Trimble Navigation Ltd.*	2,473	91,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Vishay Intertechnology, Inc.	1,270	$19,672
Zebra Technologies Corp., Class A*	488	40,172

		1,323,857

Internet Software & Services (3.7%)
Akamai Technologies, Inc.*	1,714	104,657
AOL, Inc.*	739	29,405
CoStar Group, Inc.*	275	43,497
eBay, Inc.*	11,251	563,225
Equinix, Inc.*	475	99,793
Google, Inc., Class A*	2,685	1,569,839
Google, Inc., Class C*	2,708	1,557,858
j2 Global, Inc.	418	21,259
LinkedIn Corp., Class A*	946	162,210
Rackspace Hosting, Inc.*	1,106	37,228
Yahoo!, Inc.*	8,998	316,100

		4,505,071

IT Services (5.1%)
Accenture plc, Class A	6,082	491,669
Alliance Data Systems Corp.*	468	131,625
Amdocs Ltd.	1,558	72,182
Automatic Data Processing, Inc.	4,603	364,926
Broadridge Financial Solutions, Inc.	1,147	47,761
Cognizant Technology Solutions Corp., Class A*	5,847	285,977
Computer Sciences Corp.	1,423	89,934
Convergys Corp.	998	21,397
CoreLogic, Inc.*	921	27,962
DST Systems, Inc.	291	26,821
Fidelity National Information Services, Inc.	2,818	154,257
Fiserv, Inc.*	2,506	151,162
FleetCor Technologies, Inc.*	701	92,392
Gartner, Inc.*	896	63,186
Genpact Ltd.*	1,160	20,335
Global Payments, Inc.	728	53,035
International Business Machines Corp.	9,382	1,700,675
Jack Henry & Associates, Inc.	820	48,733
MasterCard, Inc., Class A	9,786	718,977
MAXIMUS, Inc.	657	28,264
NeuStar, Inc., Class A*	619	16,106
Paychex, Inc.	3,136	130,332
Teradata Corp.*	1,567	62,993
Total System Services, Inc.	1,604	50,382
Vantiv, Inc., Class A*	1,047	35,200
VeriFone Systems, Inc.*	1,053	38,698
Visa, Inc., Class A	4,861	1,024,261
Western Union Co.	5,320	92,249
WEX, Inc.*	373	39,154
Xerox Corp.	10,676	132,809

		6,213,454

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.*	5,883	24,650
Altera Corp.	3,081	107,096
Analog Devices, Inc.	2,993	161,832
Applied Materials, Inc.	11,613	261,873
Atmel Corp.*	4,111	38,520

Avago Technologies Ltd.	2,386	$171,959
Cavium, Inc.*	503	24,979
Cypress Semiconductor Corp.*	1,322	14,423
Fairchild Semiconductor International, Inc.*	1,229	19,172
First Solar, Inc.*	666	47,326
Hittite Microwave Corp.	303	23,619
Intel Corp.	47,626	1,471,643
KLA-Tencor Corp.	1,597	116,006
Lam Research Corp.	1,573	106,303
Linear Technology Corp.	2,247	105,766
Marvell Technology Group Ltd.	3,939	56,446
Microchip Technology, Inc.	1,902	92,837
Micron Technology, Inc.*	10,008	329,764
NVIDIA Corp.	5,571	103,286
ON Semiconductor Corp.*	4,347	39,732
Semtech Corp.*	657	17,181
Silicon Laboratories, Inc.*	378	18,616
Skyworks Solutions, Inc.	1,697	79,691
Teradyne, Inc.	1,845	36,162
Texas Instruments, Inc.	10,437	498,784
Xilinx, Inc.	2,567	121,445

		4,089,111

Software (4.4%)
ACI Worldwide, Inc.*	380	21,215
Adobe Systems, Inc.*	4,501	325,692
ANSYS, Inc.*	889	67,404
Aspen Technology, Inc.*	901	41,806
Autodesk, Inc.*	2,147	121,048
CA, Inc.	3,166	90,991
Cadence Design Systems, Inc.*	2,730	47,748
Citrix Systems, Inc.*	1,584	99,079
CommVault Systems, Inc.*	421	20,701
Compuware Corp.	2,064	20,619
Concur Technologies, Inc.*	452	42,190
Electronic Arts, Inc.*	2,664	95,558
FactSet Research Systems, Inc.	387	46,548
Fortinet, Inc.*	1,321	33,197
Informatica Corp.*	1,045	37,254
Intuit, Inc.	2,714	218,559
Mentor Graphics Corp.	926	19,974
MICROS Systems, Inc.*	737	50,042
Microsoft Corp.	72,450	3,021,165
NetSuite, Inc.*	290	25,195
Nuance Communications, Inc.*	2,542	47,713
PTC, Inc.*	1,152	44,698
Qlik Technologies, Inc.*	846	19,137
Red Hat, Inc.*	1,823	100,757
Rovi Corp.*	977	23,409
Salesforce.com, Inc.*	5,291	307,301
SolarWinds, Inc.*	630	24,356
Solera Holdings, Inc.	662	44,453
Symantec Corp.	6,735	154,232
Synopsys, Inc.*	1,487	57,725
TIBCO Software, Inc.*	1,467	29,589
Ultimate Software Group, Inc.*	275	37,997

		5,337,352

Technology Hardware, Storage & Peripherals (6.1%)
3D Systems Corp.*	937	56,033
Apple, Inc.	58,798	5,464,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Diebold, Inc.	615	$24,704
EMC Corp.	19,382	510,522
Hewlett-Packard Co.	18,243	614,424
Lexmark International, Inc., Class A	602	28,992
NCR Corp.*	1,602	56,214
NetApp, Inc.	3,196	116,718
SanDisk Corp.	2,146	224,107
Seagate Technology plc	2,991	169,949
Western Digital Corp.	2,034	187,738

		7,453,499

Total Information Technology		32,052,360

Materials (1.7%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	2,022	260,070
Airgas, Inc.	636	69,267
Cabot Corp.	571	33,112
Ecolab, Inc.	2,610	290,597
H.B. Fuller Co.	483	23,232
International Flavors & Fragrances, Inc.	786	81,964
Praxair, Inc.	2,821	374,742
Sensient Technologies Corp.	481	26,801
Sigma-Aldrich Corp.	1,158	117,514

		1,277,299

Construction Materials (0.0%)
Eagle Materials, Inc.	475	44,783

Containers & Packaging (0.5%)
AptarGroup, Inc.	637	42,685
Avery Dennison Corp.	944	48,380
Ball Corp.	1,398	87,627
Bemis Co., Inc.	991	40,294
Greif, Inc., Class A	291	15,877
MeadWestvaco Corp.	1,710	75,685
Owens-Illinois, Inc.*	1,581	54,766
Rock-Tenn Co., Class A	700	73,913
Sealed Air Corp.	1,887	64,479
Sonoco Products Co.	966	42,436

		546,142

Metals & Mining (0.1%)
Compass Minerals International, Inc.	321	30,733
Reliance Steel & Aluminum Co.	741	54,619
Worthington Industries, Inc.	508	21,864

		107,216

Paper & Forest Products (0.0%)
Domtar Corp.	626	26,824

Total Materials		2,002,264

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	49,160	1,738,298
CenturyLink, Inc.	5,473	198,123
Frontier Communications Corp.	9,634	56,262
Level 3 Communications, Inc.*	1,545	67,841
tw telecom, Inc.*	1,403	56,555

Windstream Holdings, Inc.	5,715	$56,921

		2,174,000

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	1,232	126,034
Telephone & Data Systems, Inc.	948	24,752

		150,786

Total Telecommunication Services		2,324,786

Utilities (1.0%)
Electric Utilities (0.2%)
Cleco Corp.	581	34,250
Hawaiian Electric Industries, Inc.	952	24,105
IDACORP, Inc.	482	27,874
ITC Holdings Corp.	1,519	55,413
OGE Energy Corp.	1,908	74,565
Portland General Electric Co.	744	25,794

		242,001

Gas Utilities (0.3%)
AGL Resources, Inc.	1,143	62,899
Atmos Energy Corp.	871	46,511
New Jersey Resources Corp.	397	22,693
ONE Gas, Inc.	495	18,686
Piedmont Natural Gas Co., Inc.	732	27,384
Questar Corp.	1,687	41,838
South Jersey Industries, Inc.	308	18,606
Southwest Gas Corp.	445	23,492
WGL Holdings, Inc.	497	21,421

		283,530

Multi-Utilities (0.4%)
Avista Corp.	576	19,307
CMS Energy Corp.	2,563	79,837
Consolidated Edison, Inc.	2,821	162,885
Integrys Energy Group, Inc.	768	54,628
MDU Resources Group, Inc.	1,817	63,777
NiSource, Inc.	3,012	118,492

		498,926

Water Utilities (0.1%)
American Water Works Co., Inc.	1,713	84,708
Aqua America, Inc.	1,702	44,626

		129,334

Total Utilities		1,153,791

Total Investments (99.8%) (Cost $77,804,544)		121,140,474
Other Assets Less Liabilities (0.2%)		221,009

Net Assets (100%)		$121,361,483

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,934,493	$—	$—	$17,934,493
Consumer Staples	10,477,867	—	—	10,477,867
Energy	3,052,131	—	—	3,052,131
Financials	21,994,160	—	—	21,994,160
Health Care	20,143,080	—	—	20,143,080
Industrials	10,005,542	—	—	10,005,542
Information Technology	32,052,360	—	—	32,052,360
Materials	2,002,264	—	—	2,002,264
Telecommunication Services	2,324,786	—	—	2,324,786
Utilities	1,153,791	—	—	1,153,791

Total Assets	$121,140,474	$—	$—	$121,140,474

Total Liabilities	$—	$—	$—	$—

Total	$121,140,474	$—	$—	$121,140,474

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions during the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,005,245
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,210,102

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,086,954
Aggregate gross unrealized depreciation	(823,548)

Net unrealized appreciation	$43,263,406

Federal income tax cost of investments	$77,877,068

The Portfolio has a net capital loss carryforward of $2,371,986, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $77,804,544)	$121,140,474
Cash	277,638
Foreign cash (Cost $6,676)	6,579
Dividends, interest and other receivables	84,860
Receivable from Separate Accounts for Trust shares sold	37,132
Receivable for securities sold	145
Other assets	1,316

Total assets	121,548,144

LIABILITIES
Investment management fees payable	49,474
Payable to Separate Accounts for Trust shares redeemed	46,205
Administrative fees payable	24,910
Distribution fees payable – Class IB	23,950
Payable for securities purchased	17,820
Distribution fees payable – Class IA	787
Trustees’ fees payable	246
Accrued expenses	23,269

Total liabilities	186,661

NET ASSETS	$121,361,483

Net assets were comprised of:
Paid in capital	$79,104,519
Accumulated undistributed net investment income (loss)	505,251
Accumulated undistributed net realized gain (loss) on investments	(1,584,120)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	43,335,833

Net assets	$121,361,483

Class IA
Net asset value, offering and redemption price per share, $3,861,795 / 325,577 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.86

Class IB
Net asset value, offering and redemption price per share, $117,499,688 / 10,041,380 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $167 foreign withholding tax)	$1,027,083
Interest	160

Total income	1,027,243

EXPENSES
Investment management fees	291,307
Distribution fees – Class IB	141,048
Administrative fees	73,954
Professional fees	15,967
Custodian fees	10,419
Printing and mailing expenses	6,024
Distribution fees – Class IA	4,606
Trustees’ fees	1,596
Miscellaneous	1,592

Total expenses	546,513

NET INVESTMENT INCOME (LOSS)	480,730

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	872,575
Change in unrealized appreciation (depreciation) on:
Investments	5,146,690
Foreign currency translations	146

Net change in unrealized appreciation (depreciation)	5,146,836

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,019,411

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,500,141

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$480,730	$826,355
Net realized gain (loss) on investments	872,575	1,500,332
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	5,146,836	26,961,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,500,141	29,288,076

DIVIDENDS:
Dividends from net investment income
Class IA	—	(25,482)
Class IB	—	(788,239)

TOTAL DIVIDENDS	—	(813,721)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,504 and 19,506 shares, respectively ]	186,952	194,459
Capital shares issued in reinvestment of dividends [ 0 and 2,315 shares, respectively ]	—	25,482
Capital shares repurchased [ (21,593) and (52,403) shares, respectively ]	(243,482)	(511,380)

Total Class IA transactions	(56,530)	(291,439)

Class IB
Capital shares sold [ 1,032,538 and 2,233,534 shares, respectively ]	11,502,227	22,121,166
Capital shares issued in reinvestment of dividends [ 0 and 72,597 shares, respectively ]	—	788,239
Capital shares repurchased [ (1,382,370) and (1,703,293) shares, respectively ]	(15,415,805)	(16,597,479)

Total Class IB transactions	(3,913,578)	6,311,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,970,108)	6,020,487

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,530,033	34,494,842
NET ASSETS:
Beginning of period	118,831,450	84,336,608

End of period (a)	$121,361,483	$118,831,450

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$505,251	$24,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.23	$8.42	$7.28	$7.29	$6.47	$4.95

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.08 (e)	0.08 (e)	0.04 (e)	0.01 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.58	2.81	1.14	— #	0.81	1.52

Total from investment operations	0.63	2.89	1.22	0.04	0.82	1.55

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)	(0.05)	— #	(0.03)

Net asset value, end of period	$11.86	$11.23	$8.42	$7.28	$7.29	$6.47

Total return (b)	5.61%	34.31%	16.80%	0.51%	12.73%	31.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,862	$3,713	$3,041	$2,869	$3,185	$3,444
Ratio of expenses to average net assets:
After waivers (a)	0.94%	0.96%	1.01%	0.82%	0.85%	0.89%
Before waivers (a)	0.94%	0.96%	1.01%	0.82%	0.85%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.83%	0.82%	0.98%	0.59%	0.17%	0.52%
Before waivers (a)	0.83%	0.82%	0.98%	0.59%	0.17%	0.50%
Portfolio turnover rate (z)	3%	16%	11%	134%	56%	62%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010		2009
Net asset value, beginning of period	$11.08	$8.31	$7.18	$7.19	$6.40		$4.90

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.08 (e)	0.08 (e)	0.03 (e)	—	#(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.57	2.77	1.13	(0.01)	0.79		1.50

Total from investment operations	0.62	2.85	1.21	0.02	0.79		1.51

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)	(0.03)	—	#	(0.01)

Net asset value, end of period	$11.70	$11.08	$8.31	$7.18	$7.19		$6.40

Total return (b)	5.60%	34.27%	16.87%	0.25%	12.40%		30.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,500	$115,118	$81,295	$71,835	$75,140		$70,302
Ratio of expenses to average net assets:
After waivers (a)	0.94%	0.96%	1.01%	1.07%	1.10%		1.14%
Before waivers (a)	0.94%	0.96%	1.01%	1.07%	1.10%		1.17	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.82%	0.82%	0.99%	0.35%	(0.07)%		0.26%
Before waivers (a)	0.82%	0.82%	0.99%	0.35%	(0.07)%		0.24%
Portfolio turnover rate (z)	3%	16%	11%	134%	56%		62%
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Consumer Discretionary	19.4%
Information Technology	17.5
Financials	15.6
Industrials	13.9
Health Care	11.7
Energy	10.5
Consumer Staples	3.4
Materials	3.2
Utilities	3.1
Telecommunication Services	1.2
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,039.60	$4.91
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86
Class IB
Actual	1,000.00	1,039.50	4.91
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86
Class K
Actual	1,000.00	1,041.20	3.64
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (19.4%)
Auto Components (2.0%)
Delphi Automotive plc	61,318	$4,214,999
Johnson Controls, Inc.	61,000	3,045,730

		7,260,729

Hotels, Restaurants & Leisure (2.3%)
Norwegian Cruise Line Holdings Ltd.*	82,000	2,599,400
Starbucks Corp.	73,940	5,721,477

		8,320,877

Household Durables (4.5%)
D.R. Horton, Inc.	107,100	2,632,518
Lennar Corp., Class A	58,300	2,447,434
Newell Rubbermaid, Inc.	191,581	5,937,095
Whirlpool Corp.	38,312	5,333,797

		16,350,844

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	6,307	2,048,388

Media (6.1%)
Charter Communications, Inc., Class A*	26,907	4,261,531
Comcast Corp., Class A	52,754	2,831,835
DreamWorks Animation SKG, Inc., Class A*	51,417	1,195,959
Gannett Co., Inc.	173,321	5,426,681
Scripps Networks Interactive, Inc., Class A	58,709	4,763,648
Sirius XM Holdings, Inc.*	1,062,196	3,675,198

		22,154,852

Specialty Retail (2.8%)
Home Depot, Inc.	59,951	4,853,633
Ross Stores, Inc.	45,400	3,002,302
Tiffany & Co.	20,398	2,044,899

		9,900,834

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	4,191	143,290
Lululemon Athletica, Inc.*	23,627	956,421
NIKE, Inc., Class B	37,621	2,917,509

		4,017,220

Total Consumer Discretionary		70,053,744

Consumer Staples (3.4%)
Food Products (1.3%)
Mead Johnson Nutrition Co.	21,600	2,012,472
Mondelez International, Inc., Class A	73,790	2,775,242

		4,787,714

Household Products (1.3%)
Procter & Gamble Co.	58,262	4,578,810

Personal Products (0.8%)
Avon Products, Inc.	198,656	2,902,364

Total Consumer Staples		12,268,888

Energy (10.5%)
Energy Equipment & Services (3.6%)
Ensco plc, Class A	50,254	2,792,615
Halliburton Co.	75,075	5,331,076
Schlumberger Ltd.	42,475	5,009,926

		13,133,617

Oil, Gas & Consumable Fuels (6.9%)
Cenovus Energy, Inc.	93,281	3,019,506
Chevron Corp.	84,409	11,019,595
Cobalt International Energy, Inc.*	69,840	1,281,564
ConocoPhillips Co.	55,800	4,783,734
Enbridge, Inc.	40,500	1,922,535
Noble Energy, Inc.	34,259	2,653,702

		24,680,636

Total Energy		37,814,253

Financials (15.6%)
Banks (3.7%)
JPMorgan Chase & Co.	36,864	2,124,104
PNC Financial Services Group, Inc.	61,500	5,476,575
Wells Fargo & Co.	106,408	5,592,804

		13,193,483

Capital Markets (2.3%)
BlackRock, Inc.	8,039	2,569,264
Goldman Sachs Group, Inc.	34,286	5,740,848

		8,310,112

Diversified Financial Services (1.5%)
CME Group, Inc./Illinois	30,674	2,176,321
Intercontinental Exchange, Inc.	16,200	3,060,180

		5,236,501

Insurance (4.6%)
ACE Ltd.	46,131	4,783,785
Aon plc	66,858	6,023,237
Marsh & McLennan Cos., Inc.	81,368	4,216,490
Progressive Corp.	65,770	1,667,927

		16,691,439

Real Estate Investment Trusts (REITs) (3.5%)
American Tower Corp. (REIT)	140,495	12,641,740

Total Financials		56,073,275

Health Care (11.7%)
Biotechnology (6.3%)
Gilead Sciences, Inc.*	203,261	16,852,370
Seattle Genetics, Inc.*	150,562	5,758,996

		22,611,366

Health Care Equipment & Supplies (0.7%)
St. Jude Medical, Inc.	35,700	2,472,225

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	52,000	3,778,320
Express Scripts Holding Co.*	33,847	2,346,613

		6,124,933

Health Care Technology (1.2%)
Cerner Corp.*	86,114	4,441,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	134,299	$6,514,844

Total Health Care		42,165,128

Industrials (13.9%)
Aerospace & Defense (3.7%)
B/E Aerospace, Inc.*	31,331	2,897,804
Boeing Co.	42,654	5,426,869
Hexcel Corp.*	125,738	5,142,684

		13,467,357

Commercial Services & Supplies (1.9%)
Iron Mountain, Inc.	107,779	3,820,766
Waste Connections, Inc.	61,891	3,004,808

		6,825,574

Electrical Equipment (3.3%)
Eaton Corp. plc	93,389	7,207,763
Polypore International, Inc.*	95,182	4,543,037

		11,750,800

Industrial Conglomerates (1.4%)
Danaher Corp.	62,129	4,891,416

Machinery (1.6%)
Caterpillar, Inc.	22,490	2,443,988
IDEX Corp.	42,809	3,456,399

		5,900,387

Professional Services (2.0%)
Nielsen N.V.	86,916	4,207,603
Towers Watson & Co., Class A	30,500	3,179,015

		7,386,618

Total Industrials		50,222,152

Information Technology (17.5%)
Electronic Equipment, Instruments & Components (0.7%)
Jabil Circuit, Inc.	122,313	2,556,342

Internet Software & Services (2.8%)
Google, Inc., Class A*	4,068	2,378,437
Google, Inc., Class C*	4,068	2,340,239
Twitter, Inc.*	13,300	544,901
VeriSign, Inc.*	101,643	4,961,195

		10,224,772

IT Services (2.4%)
Accenture plc, Class A	15,546	1,256,739
Jack Henry & Associates, Inc.	47,281	2,809,910
Visa, Inc., Class A	21,591	4,549,439

		8,616,088

Semiconductors & Semiconductor Equipment (4.7%)
ARM Holdings plc (ADR)	37,500	1,696,500
ASML Holding N.V.	29,094	2,713,598
Avago Technologies Ltd.	53,800	3,877,366
Broadcom Corp., Class A	151,417	5,620,599
ON Semiconductor Corp.*	308,802	2,822,450

		16,730,513

Software (2.9%)
Oracle Corp.	187,159	7,585,554

Tableau Software, Inc., Class A*	20,200	1,440,866
Workday, Inc., Class A*	16,596	1,491,317

		10,517,737

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	112,728	10,475,813
Western Digital Corp.	43,877	4,049,847

		14,525,660

Total Information Technology		63,171,112

Materials (3.2%)
Chemicals (1.7%)
Monsanto Co.	26,713	3,332,179
Praxair, Inc.	21,300	2,829,492

		6,161,671

Metals & Mining (1.5%)
Allegheny Technologies, Inc.	56,183	2,533,853
Barrick Gold Corp.	25,369	464,253
Cliffs Natural Resources, Inc.	17,729	266,822
Freeport-McMoRan Copper & Gold, Inc.	20,124	734,526
Nucor Corp.	28,917	1,424,162

		5,423,616

Total Materials		11,585,287

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
CenturyLink, Inc.	21,689	785,142
Verizon Communications, Inc.	67,700	3,312,561

Total Telecommunication Services		4,097,703

Utilities (3.1%)
Independent Power and Renewable Electricity Producers (2.7%)
AES Corp.	119,000	1,850,450
Calpine Corp.*	74,884	1,782,988
NextEra Energy Partners LP*	48,800	1,635,288
NRG Energy, Inc.	114,412	4,256,127

		9,524,853

Multi-Utilities (0.4%)
PG&E Corp.	33,019	1,585,572

Total Utilities		11,110,425

Total Investments (99.5%) (Cost $233,876,585)		358,561,967
Other Assets Less Liabilities (0.5%)		1,854,006

Net Assets (100%)		$360,415,973

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$70,053,744	$—	$—	$70,053,744
Consumer Staples	12,268,888	—	—	12,268,888
Energy	37,814,253	—	—	37,814,253
Financials	56,073,275	—	—	56,073,275
Health Care	42,165,128	—	—	42,165,128
Industrials	50,222,152	—	—	50,222,152
Information Technology	63,171,112	—	—	63,171,112
Materials	11,585,287	—	—	11,585,287
Telecommunication Services	4,097,703	—	—	4,097,703
Utilities	11,110,425	—	—	11,110,425

Total Assets	$358,561,967	$—	$—	$358,561,967

Total Liabilities	$—	$—	$—	$—

Total	$358,561,967	$—	$—	$358,561,967

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,932,918
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$45,380,838

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,584,704
Aggregate gross unrealized depreciation	(5,520,182)

Net unrealized appreciation	$125,064,522

Federal income tax cost of investments	$233,497,445

The Portfolio has a net capital loss carryforward of $109,025,885, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $233,876,585)	$358,561,967
Cash	4,143,653
Receivable for securities sold	1,104,673
Dividends, interest and other receivables	252,606
Receivable from Separate Accounts for Trust shares sold	72,044
Other assets	3,795

Total assets	364,138,738

LIABILITIES
Payable for securities purchased	3,110,646
Payable to Separate Accounts for Trust shares redeemed	224,384
Investment management fees payable	172,764
Distribution fees payable – Class IB	64,846
Administrative fees payable	44,650
Distribution fees payable – Class IA	8,071
Trustees’ fees payable	2,791
Accrued expenses	94,613

Total liabilities	3,722,765

NET ASSETS	$360,415,973

Net assets were comprised of:
Paid in capital	$326,513,428
Accumulated undistributed net investment income (loss)	1,428,625
Accumulated undistributed net realized gain (loss) on investments	(92,211,462)
Net unrealized appreciation (depreciation) on investments	124,685,382

Net assets	$360,415,973

Class IA
Net asset value, offering and redemption price per share, $40,333,345 / 2,045,954 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.71

Class IB
Net asset value, offering and redemption price per share, $317,598,938 / 16,093,244 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.73

Class K
Net asset value, offering and redemption price per share, $2,483,690 / 126,091 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $17,704 foreign withholding tax)	$2,732,460
Interest	3,360

Total income	2,735,820

EXPENSES
Investment management fees	1,131,323
Distribution fees – Class IB	385,683
Administrative fees	192,061
Distribution fees – Class IA	47,155
Professional fees	18,140
Printing and mailing expenses	18,025
Custodian fees	15,620
Trustees’ fees	4,815
Miscellaneous	8,878

Gross expenses	1,821,700
Less: Waiverfrom investment manager	(135,365)

Net expenses	1,686,335

NET INVESTMENT INCOME (LOSS)	1,049,485

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	16,777,507
Net change in unrealized appreciation (depreciation) on investments	(4,133,152)

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,644,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,693,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,049,485	$4,388,602
Net realized gain (loss) on investments	16,777,507	349,738,642
Net change in unrealized appreciation (depreciation) on investments	(4,133,152)	(175,780,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,693,840	178,346,757

DIVIDENDS:
Dividends from net investment income
Class IA	—	(499,594)
Class IB	—	(4,240,207)
Class K	—	(22,112)

TOTAL DIVIDENDS	—	(4,761,913)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 227,217 and 641,379 shares, respectively ]	4,292,812	10,836,451
Capital shares issued in reinvestment of dividends [ 0 and 27,005 shares, respectively ]	—	499,594
Capital shares repurchased [ (206,911) and (438,920) shares, respectively ]	(3,876,963)	(7,446,806)

Total Class IA transactions	415,849	3,889,239

Class IB
Capital shares sold [ 261,712 and 1,822,962 shares, respectively ]	4,924,976	29,548,992
Capital shares issued in reinvestment of dividends [ 0 and 228,955 shares, respectively ]	—	4,240,207
Capital shares repurchased [ (1,116,012) and (7,044,168) shares, respectively ]	(21,007,616)	(114,786,967)
Capital shares repurchased in-kind (Note 9)[ 0 and (58,414,304) shares, respectively ]	—	(935,653,398)

Total Class IB transactions	(16,082,640)	(1,016,651,166)

Class K
Capital shares sold [ 51,215 and 80,249 shares, respectively ]	968,113	1,480,549
Capital shares issued in reinvestment of dividends [ 0 and 1,198 shares, respectively ]	—	22,112
Capital shares repurchased [ (2,823) and (3,748) shares, respectively ]	(52,784)	(69,883)

Total Class K transactions	915,329	1,432,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,751,462)	(1,011,329,149)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,057,622)	(837,744,305)
NET ASSETS:
Beginning of period	361,473,595	1,199,217,900

End of period (a)	$360,415,973	$361,473,595

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,428,625	$379,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
		2013	2012	2011	2010	2009
Net asset value, beginning of period	$18.96	$14.58	$12.53	$12.14	$10.56	$8.12

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.09 (e)	0.13 (e)	0.12 (e)	0.11 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments	0.69	4.54	2.05	0.39	1.58	2.45

Total from investment operations	0.75	4.63	2.18	0.51	1.69	2.57

Less distributions:
Dividends from net investment income	—	(0.25)	(0.13)	(0.12)	(0.11)	(0.13)

Net asset value, end of period	$19.71	$18.96	$14.58	$12.53	$12.14	$10.56

Total return (b)	3.96%	31.82%	17.41%	4.27%	16.07%	31.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,333	$38,398	$26,189	$22,619	$23,883	$22,197
Ratio of expenses to average net assets:
After waivers (a)	0.97%	0.97%	0.97%	0.72%	0.72%	0.72%
After waivers and fees paid indirectly (a)	0.97%	0.97%	0.97%	0.72%	0.72%	0.71%
Before waivers and fees paid indirectly (a)	1.05%	1.03%	1.02%	0.77%	0.77%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.60%	0.54%	0.91%	0.95%	1.01%	1.39%
After waivers and fees paid indirectly (a)	0.60%	0.54%	0.91%	0.96%	1.01%	1.41%
Before waivers and fees paid indirectly (a)	0.52%	0.47%	0.86%	0.91%	0.96%	1.32%
Portfolio turnover rate (z)	11%	31%	30%	27%	25%	53%

Class IB	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
		2013	2012	2011	2010	2009
Net asset value, beginning of period	$18.98	$14.60	$12.55	$12.16	$10.57	$8.13

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.09 (e)	0.12 (e)	0.09 (e)	0.08 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments	0.69	4.54	2.06	0.39	1.59	2.45

Total from investment operations	0.75	4.63	2.18	0.48	1.67	2.55

Less distributions:
Dividends from net investment income	—	(0.25)	(0.13)	(0.09)	(0.08)	(0.11)

Net asset value, end of period	$19.73	$18.98	$14.60	$12.55	$12.16	$10.57

Total return (b)	3.95%	31.78%	17.38%	4.00%	15.86%	31.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317,599	$321,605	$1,173,029	$1,111,015	$1,208,277	$1,179,755
Ratio of expenses to average net assets:
After waivers (a)	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
After waivers and fees paid indirectly (a)	0.97%	0.97%	0.97%	0.97%	0.97%	0.96%
Before waivers and fees paid indirectly (a)	1.05%	1.03%	1.02%	1.02%	1.02%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.60%	0.56%	0.90%	0.70%	0.76%	1.15%
After waivers and fees paid indirectly (a)	0.60%	0.56%	0.90%	0.70%	0.76%	1.16%
Before waivers and fees paid indirectly (a)	0.52%	0.50%	0.85%	0.66%	0.71%	1.08%
Portfolio turnover rate (z)	11%	31%	30%	27%	25%	53%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2014 (Unaudited)	October 31, 2013* to December 31, 2013
Net asset value, beginning of period	$18.92	$18.42

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments	0.70	0.78

Total from investment operations	0.78	0.80

Less distributions:
Dividends from net investment income	—	(0.30)

Net asset value, end of period	$19.70	$18.92

Total return (b)	4.12%	4.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,484	$1,470
Ratio of expenses to average net assets:
After waivers (a)	0.72%	0.72%
After waivers and fees paid indirectly (a)	0.72%	0.72%
Before waivers and fees paid indirectly (a)	0.80%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.85%	0.76%
After waivers and fees paid indirectly (a)	0.85%	0.76%
Before waivers and fees paid indirectly (a)	0.78%	0.69%
Portfolio turnover rate (z)	11%	31%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	18.1%
Financials	17.0
Health Care	12.9
Consumer Discretionary	12.3
Industrials	11.4
Energy	9.7
Consumer Staples	8.1
Materials	3.9
Utilities	3.2
Telecommunication Services	2.1
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,067.40	$3.69
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	1,066.90	3.69
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.72% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.4%)
BorgWarner, Inc.	65,260	$4,254,299
Cooper Tire & Rubber Co.	16,700	501,000
Dana Holding Corp.	52,900	1,291,818
Federal-Mogul Holdings Corp.*	33,900	685,797
Gentex Corp.	37,800	1,099,602
Goodyear Tire & Rubber Co.	69,700	1,936,266
Johnson Controls, Inc.	173,030	8,639,388
Lear Corp.	21,400	1,911,448
Tenneco, Inc.*	22,600	1,484,820
TRW Automotive Holdings Corp.*	28,800	2,578,176
Visteon Corp.*	17,300	1,678,273

		26,060,887

Automobiles (0.8%)
Ford Motor Co.	1,026,736	17,700,929
General Motors Co.	417,800	15,166,140
Harley-Davidson, Inc.	62,550	4,369,117
Tesla Motors, Inc.*	24,800	5,953,488
Thor Industries, Inc.	14,600	830,302

		44,019,976

Distributors (0.1%)
Genuine Parts Co.	40,000	3,512,000
LKQ Corp.*	89,000	2,375,410
Pool Corp.	15,900	899,304

		6,786,714

Diversified Consumer Services (0.2%)
Apollo Education Group, Inc.*	26,330	822,812
Ascent Capital Group, Inc., Class A*	600	39,606
Bright Horizons Family Solutions, Inc.*	15,700	674,158
Career Education Corp.*	14,000	65,520
DeVry Education Group, Inc.	25,800	1,092,372
Graham Holdings Co., Class B	1,300	933,543
Grand Canyon Education, Inc.*	12,900	593,013
H&R Block, Inc.	84,350	2,827,412
Hillenbrand, Inc.	9,800	319,676
Houghton Mifflin Harcourt Co.*	28,400	544,144
Matthews International Corp., Class A	1,100	45,727
Service Corp. International	56,100	1,162,392
Sotheby’s, Inc.	25,300	1,062,347
Weight Watchers International, Inc.	1,800	36,306

		10,219,028

Hotels, Restaurants & Leisure (1.9%)
Aramark	17,600	455,488
Bally Technologies, Inc.*	14,300	939,796
BJ’s Restaurants, Inc.*	4,750	165,822
Bloomin’ Brands, Inc.*	20,300	455,329
Bob Evans Farms, Inc.	5,700	285,285
Brinker International, Inc.	20,490	996,838
Buffalo Wild Wings, Inc.*	6,100	1,010,831
Burger King Worldwide, Inc.	28,500	775,770
Caesars Entertainment Corp.*	31,500	569,520

Carnival Corp.	117,360	$4,418,604
Cheesecake Factory, Inc.	22,800	1,058,376
Chipotle Mexican Grill, Inc.*	8,700	5,154,837
Choice Hotels International, Inc.	6,000	282,660
Churchill Downs, Inc.	700	63,077
Cracker Barrel Old Country Store, Inc.	5,800	577,506
Darden Restaurants, Inc.	41,150	1,904,011
Denny’s Corp.*	390	2,543
DineEquity, Inc.	1,900	151,031
Domino’s Pizza, Inc.	16,400	1,198,676
Dunkin’ Brands Group, Inc.	30,300	1,388,043
Hilton Worldwide Holdings, Inc.*	35,800	834,140
Hyatt Hotels Corp., Class A*	16,500	1,006,170
International Game Technology	81,360	1,294,438
International Speedway Corp., Class A	1,800	59,904
Interval Leisure Group, Inc.	1,900	41,686
Jack in the Box, Inc.	9,900	592,416
Krispy Kreme Doughnuts, Inc.*	11,900	190,162
La Quinta Holdings, Inc.*	24,000	459,360
Las Vegas Sands Corp.	98,000	7,469,560
Life Time Fitness, Inc.*	14,000	682,360
Marriott International, Inc., Class A	57,725	3,700,173
McDonald’s Corp.	257,440	25,934,506
MGM Resorts International*	101,700	2,684,880
Norwegian Cruise Line Holdings Ltd.*	23,600	748,120
Orient-Express Hotels Ltd.*	11,200	162,848
Panera Bread Co., Class A*	7,100	1,063,793
Papa John’s International, Inc.	5,200	220,428
Penn National Gaming, Inc.*	1,100	13,354
Pinnacle Entertainment, Inc.*	6,300	158,634
Royal Caribbean Cruises Ltd.	47,950	2,666,020
Scientific Games Corp., Class A*	5,500	61,160
SeaWorld Entertainment, Inc.	17,700	501,441
Six Flags Entertainment Corp.	24,684	1,050,304
Starbucks Corp.	199,850	15,464,393
Starwood Hotels & Resorts Worldwide, Inc.	51,400	4,154,148
Texas Roadhouse, Inc.	18,200	473,200
Vail Resorts, Inc.	10,200	787,236
Wendy’s Co.	84,400	719,932
Wyndham Worldwide Corp.	36,970	2,799,368
Wynn Resorts Ltd.	22,100	4,587,076
Yum! Brands, Inc.	114,940	9,333,128

		111,768,381

Household Durables (0.5%)
CSS Industries, Inc.	40	1,055
D.R. Horton, Inc.	88,100	2,165,498
Garmin Ltd.	35,500	2,161,950
Harman International Industries, Inc.	19,190	2,061,582
Helen of Troy Ltd.*	6,000	363,780
iRobot Corp.*	3,800	155,610
Jarden Corp.*	34,950	2,074,282
Leggett & Platt, Inc.	42,200	1,446,616

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Lennar Corp., Class A	49,300	$2,069,614
M.D.C. Holdings, Inc.	4,600	139,334
Meritage Homes Corp.*	2,700	113,967
Mohawk Industries, Inc.*	17,000	2,351,780
Newell Rubbermaid, Inc.	80,500	2,494,695
NVR, Inc.*	1,200	1,380,720
PulteGroup, Inc.	104,800	2,112,768
Ryland Group, Inc.	13,600	536,384
Standard Pacific Corp.*	62,400	536,640
Taylor Morrison Home Corp., Class A*	23,000	515,660
Tempur Sealy International, Inc.*	17,200	1,026,840
Toll Brothers, Inc.*	44,200	1,630,980
Tupperware Brands Corp.	15,000	1,255,500
Whirlpool Corp.	23,520	3,274,454

		29,869,709

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	98,580	32,016,812
Expedia, Inc.	27,205	2,142,666
FTD Cos., Inc.*	6,520	207,271
Groupon, Inc.*	119,200	789,104
HomeAway, Inc.*	24,400	849,608
HSN, Inc.	13,200	781,968
Lands’ End, Inc.*	419	14,070
Liberty Interactive Corp.*	131,830	3,870,529
Liberty Ventures*	17,402	1,284,268
Netflix, Inc.*	15,600	6,873,360
Priceline Group, Inc.*	13,480	16,216,440
TripAdvisor, Inc.*	31,805	3,455,931
zulily, Inc., Class A*	12,400	507,780

		69,009,807

Leisure Products (0.2%)
Brunswick Corp.	22,600	952,138
Hasbro, Inc.	33,900	1,798,395
Mattel, Inc.	94,800	3,694,356
Polaris Industries, Inc.	19,200	2,500,608

		8,945,497

Media (3.4%)
AMC Entertainment Holdings, Inc., Class A	18,500	460,095
AMC Networks, Inc., Class A*	21,212	1,304,326
Cablevision Systems Corp. – New York Group, Class A	61,150	1,079,297
CBS Corp. (Non-Voting), Class B	152,120	9,452,737
Charter Communications, Inc., Class A*	20,700	3,278,466
Cinemark Holdings, Inc.	31,500	1,113,840
Clear Channel Outdoor Holdings, Inc., Class A	77,000	629,860
Comcast Corp., Class A	674,824	36,224,552
DIRECTV*	121,846	10,358,128
Discovery Communications, Inc., Class A*	59,800	4,441,944
DISH Network Corp., Class A*	55,660	3,622,353
DreamWorks Animation SKG, Inc., Class A*	20,600	479,156
Gannett Co., Inc.	69,600	2,179,176
Global Sources Ltd.*	323	2,674

Interpublic Group of Cos., Inc.	119,600	$2,333,396
John Wiley & Sons, Inc., Class A	17,000	1,030,030
Lamar Advertising Co., Class A	21,400	1,134,200
Liberty Media Corp.*	24,697	3,375,586
Lions Gate Entertainment Corp.	22,800	651,624
Live Nation Entertainment, Inc.*	33,200	819,708
Loral Space & Communications, Inc.*	900	65,421
Madison Square Garden Co., Class A*	17,787	1,110,798
Meredith Corp.	6,200	299,832
Morningstar, Inc.	4,300	308,783
New York Times Co., Class A	38,000	577,980
News Corp., Class A*	141,361	2,536,016
Omnicom Group, Inc.	68,500	4,878,570
Regal Entertainment Group, Class A	10,900	229,990
Scripps Networks Interactive, Inc., Class A	31,100	2,523,454
Sinclair Broadcast Group, Inc., Class A	19,400	674,150
Sirius XM Holdings, Inc.*	718,400	2,485,664
Starz, Class A*	32,997	982,981
Thomson Reuters Corp.	102,100	3,712,356
Time Warner Cable, Inc.	72,602	10,694,275
Time Warner, Inc.	233,626	16,412,227
Time, Inc.*	29,203	707,297
Twenty-First Century Fox, Inc., Class A	496,026	17,435,314
Viacom, Inc., Class B	111,960	9,710,291
Walt Disney Co.	451,168	38,683,144

		197,999,691

Multiline Retail (0.6%)
Big Lots, Inc.*	15,500	708,350
Burlington Stores, Inc.*	14,600	465,156
Dillard’s, Inc., Class A	10,300	1,201,083
Dollar General Corp.*	81,900	4,697,784
Dollar Tree, Inc.*	55,050	2,998,023
Family Dollar Stores, Inc.	30,150	1,994,121
J.C. Penney Co., Inc.*	63,200	571,960
Kohl’s Corp.	54,310	2,861,051
Macy’s, Inc.	95,600	5,546,712
Nordstrom, Inc.	39,390	2,675,763
Sears Holdings Corp.*	11,700	467,532
Target Corp.	165,060	9,565,227

		33,752,762

Specialty Retail (2.2%)
Aaron’s, Inc.	27,400	976,536
Abercrombie & Fitch Co., Class A	29,600	1,280,200
Advance Auto Parts, Inc.	20,750	2,799,590
American Eagle Outfitters, Inc.	60,700	681,054
ANN, Inc.*	12,600	518,364
Asbury Automotive Group, Inc.*	8,300	570,542
Ascena Retail Group, Inc.*	44,800	766,080
AutoNation, Inc.*	18,900	1,127,952
AutoZone, Inc.*	8,490	4,552,678
Bed Bath & Beyond, Inc.*	53,950	3,095,651
Best Buy Co., Inc.	83,910	2,602,049
Buckle, Inc.	9,900	439,164
Cabela’s, Inc.*	15,800	985,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

CarMax, Inc.*	59,950	$3,117,999
Chico’s FAS, Inc.	39,950	677,552
CST Brands, Inc.	18,058	623,001
Dick’s Sporting Goods, Inc.	31,100	1,448,016
DSW, Inc., Class A	15,200	424,688
Express, Inc.*	11,900	202,657
Finish Line, Inc., Class A	2,100	62,454
Five Below, Inc.*	14,100	562,731
Foot Locker, Inc.	40,100	2,033,872
Francesca’s Holdings Corp.*	15,600	229,944
GameStop Corp., Class A	33,700	1,363,839
Gap, Inc.	68,890	2,863,757
Genesco, Inc.*	7,800	640,614
GNC Holdings, Inc., Class A	27,900	951,390
Group 1 Automotive, Inc.	5,800	488,998
Guess?, Inc.	25,800	696,600
Home Depot, Inc.	356,305	28,846,453
L Brands, Inc.	70,390	4,129,077
Lithia Motors, Inc., Class A	5,900	555,013
Lowe’s Cos., Inc.	272,740	13,088,793
Lumber Liquidators Holdings, Inc.*	8,500	645,575
Mattress Firm Holding Corp.*	4,100	195,775
Men’s Wearhouse, Inc.	19,100	1,065,780
Monro Muffler Brake, Inc.	5,000	265,950
Murphy USA, Inc.*	14,655	716,483
New York & Co., Inc.*	460	1,697
Office Depot, Inc.*	132,429	753,521
O’Reilly Automotive, Inc.*	27,650	4,164,090
Outerwall, Inc.*	1,000	59,350
Penske Automotive Group, Inc.	8,900	440,550
PetSmart, Inc.	32,700	1,955,460
Pier 1 Imports, Inc.	18,700	288,167
Rent-A-Center, Inc.	6,710	192,443
Restoration Hardware Holdings, Inc.*	8,200	763,010
Ross Stores, Inc.	55,360	3,660,957
Sally Beauty Holdings, Inc.*	48,300	1,211,364
Sears Hometown and Outlet Stores, Inc.*	3,200	68,704
Signet Jewelers Ltd.	20,880	2,309,119
Sonic Automotive, Inc., Class A	700	18,676
Staples, Inc.	184,150	1,996,186
Systemax, Inc.*	800	11,496
Tiffany & Co.	31,700	3,177,925
Tile Shop Holdings, Inc.*	800	12,232
TJX Cos., Inc.	182,400	9,694,560
Tractor Supply Co.	39,600	2,391,840
Ulta Salon Cosmetics & Fragrance, Inc.*	19,600	1,791,636
Urban Outfitters, Inc.*	35,150	1,190,179
Williams-Sonoma, Inc.	26,900	1,930,882

		124,376,835

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	15,680	1,080,822
Coach, Inc.	76,820	2,626,476
Columbia Sportswear Co.	5,400	446,310
Deckers Outdoor Corp.*	12,800	1,105,024
Fossil Group, Inc.*	15,800	1,651,416
Hanesbrands, Inc.	30,100	2,963,044
Iconix Brand Group, Inc.*	17,700	760,038

Kate Spade & Co.*	29,900	$1,140,386
Michael Kors Holdings Ltd.*	57,200	5,070,780
NIKE, Inc., Class B	181,960	14,110,998
Oxford Industries, Inc.	800	53,336
PVH Corp.	24,581	2,866,145
Ralph Lauren Corp.	15,370	2,469,805
Skechers U.S.A., Inc., Class A*	10,200	466,140
Steven Madden Ltd.*	19,102	655,199
Under Armour, Inc., Class A*	51,600	3,069,684
Unifi, Inc.*	436	12,003
VF Corp.	96,800	6,098,400
Wolverine World Wide, Inc.	27,700	721,862

		47,367,868

Total Consumer Discretionary		710,177,155

Consumer Staples (8.1%)
Beverages (1.7%)
Boston Beer Co., Inc., Class A*	2,300	514,096
Brown-Forman Corp., Class B	42,400	3,992,808
Coca-Cola Co.	1,034,340	43,814,642
Coca-Cola Enterprises, Inc.	70,600	3,373,268
Constellation Brands, Inc., Class A*	42,200	3,719,086
Dr. Pepper Snapple Group, Inc.	51,110	2,994,024
Molson Coors Brewing Co., Class B	39,750	2,947,860
Monster Beverage Corp.*	36,700	2,606,801
PepsiCo, Inc.	394,890	35,279,473

		99,242,058

Food & Staples Retailing (1.9%)
Andersons, Inc.	7,450	384,271
Casey’s General Stores, Inc.	9,800	688,842
Costco Wholesale Corp.	116,950	13,467,962
CVS Caremark Corp.	304,610	22,958,456
Fresh Market, Inc.*	1,700	56,899
Kroger Co.	137,710	6,807,005
PriceSmart, Inc.	4,100	356,864
Rite Aid Corp.*	254,100	1,821,897
Safeway, Inc.	68,840	2,363,966
Sprouts Farmers Market, Inc.*	25,500	834,360
Sysco Corp.	152,250	5,701,763
United Natural Foods, Inc.*	13,800	898,380
Walgreen Co.	253,880	18,820,124
Wal-Mart Stores, Inc.	415,020	31,155,551
Whole Foods Market, Inc.	105,300	4,067,739

		110,384,079

Food Products (1.6%)
Archer-Daniels-Midland Co.	175,260	7,730,719
B&G Foods, Inc.	14,000	457,660
Bunge Ltd.	40,580	3,069,471
Campbell Soup Co.	49,800	2,281,338
ConAgra Foods, Inc.	112,750	3,346,420
Darling Ingredients, Inc.*	43,000	898,700
Flowers Foods, Inc.	47,400	999,192
General Mills, Inc.	160,100	8,411,654
Hain Celestial Group, Inc.*	10,600	940,644
Hershey Co.	40,550	3,948,354
Hillshire Brands Co.	36,900	2,298,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Hormel Foods Corp.	40,000	$1,974,000
Ingredion, Inc.	23,600	1,770,944
J.M. Smucker Co.	30,327	3,231,948
Kellogg Co.	73,500	4,828,950
Keurig Green Mountain, Inc.	36,866	4,593,872
Kraft Foods Group, Inc.	155,036	9,294,408
Lancaster Colony Corp.	4,900	466,284
McCormick & Co., Inc. (Non-Voting)	35,050	2,509,230
Mead Johnson Nutrition Co.	56,100	5,226,837
Mondelez International, Inc., Class A	447,110	16,815,807
Pilgrim’s Pride Corp.*	17,800	487,008
Pinnacle Foods, Inc.	14,200	467,180
Post Holdings, Inc.*	7,300	371,643
Sanderson Farms, Inc.	4,600	447,120
Seaboard Corp.*	200	604,054
TreeHouse Foods, Inc.*	10,000	800,700
Tyson Foods, Inc., Class A	79,200	2,973,168
WhiteWave Foods Co.*	39,703	1,285,186

		92,531,361

Household Products (1.6%)
Church & Dwight Co., Inc.	40,600	2,839,970
Clorox Co.	33,450	3,057,330
Colgate-Palmolive Co.	238,420	16,255,476
Energizer Holdings, Inc.	16,450	2,007,393
Harbinger Group, Inc.*	36,300	461,010
Kimberly-Clark Corp.	98,200	10,921,804
Procter & Gamble Co.	704,880	55,396,519
Spectrum Brands Holdings, Inc.	3,500	301,105

		91,240,607

Personal Products (0.1%)
Avon Products, Inc.	123,850	1,809,449
Coty, Inc., Class A	26,200	448,806
Estee Lauder Cos., Inc., Class A	61,600	4,574,416
Herbalife Ltd.	24,100	1,555,414
Nu Skin Enterprises, Inc., Class A	15,500	1,146,380

		9,534,465

Tobacco (1.2%)
Altria Group, Inc.	517,490	21,703,531
Lorillard, Inc.	99,850	6,087,854
Philip Morris International, Inc.	409,730	34,544,336
Reynolds American, Inc.	87,300	5,268,555

		67,604,276

Total Consumer Staples		470,536,846

Energy (9.7%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	17,200	902,656
Baker Hughes, Inc.	119,084	8,865,804
Bristow Group, Inc.	11,000	886,820
Cameron International Corp.*	59,050	3,998,276
CARBO Ceramics, Inc.	6,000	924,720
Diamond Offshore Drilling, Inc.	23,210	1,151,912
Dresser-Rand Group, Inc.*	26,400	1,682,472
Dril-Quip, Inc.*	12,800	1,398,272
Era Group, Inc.*	5,600	160,608

Exterran Holdings, Inc.	19,800	$890,802
FMC Technologies, Inc.*	62,800	3,835,196
Forum Energy Technologies, Inc.*	15,500	564,665
Frank’s International N.V.	22,600	555,960
Halliburton Co.	220,030	15,624,330
Helix Energy Solutions Group, Inc.*	36,700	965,577
Helmerich & Payne, Inc.	28,600	3,320,746
McDermott International, Inc.*	84,700	685,223
Nabors Industries Ltd.	78,990	2,319,936
National Oilwell Varco, Inc.	114,080	9,394,488
North Atlantic Drilling Ltd.	51,200	543,744
Oceaneering International, Inc.	33,600	2,625,168
Oil States International, Inc.*	18,900	1,211,301
Patterson-UTI Energy, Inc.	45,900	1,603,746
Rowan Cos., plc, Class A	43,300	1,382,569
RPC, Inc.	16,300	382,887
Schlumberger Ltd.	338,755	39,956,152
SEACOR Holdings, Inc.*	8,500	699,125
Seadrill Ltd.	100,300	4,006,985
Superior Energy Services, Inc.	42,271	1,527,674
Tidewater, Inc.	19,600	1,100,540
Unit Corp.*	13,100	901,673

		114,070,027

Oil, Gas & Consumable Fuels (7.7%)
Anadarko Petroleum Corp.	133,880	14,655,843
Antero Resources Corp.*	13,800	905,694
Apache Corp.	100,480	10,110,298
Athlon Energy, Inc.*	13,300	634,410
Bonanza Creek Energy, Inc.*	9,200	526,148
Cabot Oil & Gas Corp.	108,700	3,711,018
Carrizo Oil & Gas, Inc.*	12,300	851,898
Cheniere Energy, Inc.*	68,500	4,911,450
Chesapeake Energy Corp.	137,210	4,264,487
Chevron Corp.	495,900	64,739,745
Cimarex Energy Co.	24,260	3,480,340
Cobalt International Energy, Inc.*	91,500	1,679,025
Concho Resources, Inc.*	29,200	4,219,400
ConocoPhillips Co.	325,176	27,877,338
CONSOL Energy, Inc.	68,950	3,176,526
Continental Resources, Inc.*	11,600	1,833,264
CVR Energy, Inc.	13,200	636,108
Delek U.S. Holdings, Inc.	9,400	265,362
Denbury Resources, Inc.	91,659	1,692,025
Devon Energy Corp.	111,430	8,847,542
Diamondback Energy, Inc.*	9,900	879,120
Energen Corp.	20,400	1,813,152
Energy XXI Bermuda Ltd.	24,700	583,661
EOG Resources, Inc.	145,800	17,038,188
EP Energy Corp., Class A*	28,700	661,535
EQT Corp.	42,700	4,564,630
EXCO Resources, Inc.	10,500	61,845
Exxon Mobil Corp.#	1,118,665	112,627,192
GasLog Ltd.	15,800	503,862
Golar LNG Ltd.	11,700	703,170
Gulfport Energy Corp.*	22,300	1,400,440
Halcon Resources Corp.*	66,500	484,785
Hess Corp.	77,020	7,616,508
HollyFrontier Corp.	53,732	2,347,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kinder Morgan, Inc.	171,120	$6,204,811
Kodiak Oil & Gas Corp.*	68,900	1,002,495
Kosmos Energy Ltd.*	26,000	291,980
Laredo Petroleum Holdings, Inc.*	16,100	498,778
Marathon Oil Corp.	187,690	7,492,585
Marathon Petroleum Corp.	65,495	5,113,195
Matador Resources Co.*	19,100	559,248
Murphy Oil Corp.	50,920	3,385,162
Newfield Exploration Co.*	35,850	1,584,570
Noble Energy, Inc.	94,960	7,355,602
Oasis Petroleum, Inc.*	24,900	1,391,661
Occidental Petroleum Corp.	204,660	21,004,256
ONEOK, Inc.	56,500	3,846,520
PDC Energy, Inc.*	8,800	555,720
Peabody Energy Corp.	78,700	1,286,745
Phillips 66	147,388	11,854,417
Pioneer Natural Resources Co.	37,250	8,560,422
QEP Resources, Inc.	53,400	1,842,300
Range Resources Corp.	44,350	3,856,232
Rice Energy, Inc.*	9,500	289,275
Rosetta Resources, Inc.*	19,900	1,091,515
RSP Permian, Inc.*	20,200	655,288
Sanchez Energy Corp.*	12,200	458,598
SandRidge Energy, Inc.*	141,444	1,011,325
Scorpio Tankers, Inc.	45,900	466,803
SemGroup Corp., Class A	9,800	772,730
Ship Finance International Ltd.	5,200	96,668
SM Energy Co.	20,900	1,757,690
Southwestern Energy Co.*	95,550	4,346,569
Spectra Energy Corp.	174,700	7,421,256
Stone Energy Corp.*	13,200	617,628
Targa Resources Corp.	9,000	1,256,130
Teekay Corp.	10,600	659,850
Tesoro Corp.	33,710	1,977,766
Ultra Petroleum Corp.*	40,500	1,202,445
Valero Energy Corp.	139,030	6,965,403
Western Refining, Inc.	17,900	672,145
Whiting Petroleum Corp.*	34,800	2,792,700
Williams Cos., Inc.	178,600	10,396,306
World Fuel Services Corp.	27,400	1,348,902
WPX Energy, Inc.*	64,033	1,531,029

		445,778,280

Total Energy		559,848,307

Financials (17.0%)
Banks (5.4%)
1st Source Corp.	400	12,248
Associated Banc-Corp	65,400	1,182,432
Banco Latinoamericano de Comercio Exterior S.A., Class E	500	14,835
BancorpSouth, Inc.	31,550	775,183
Bank of America Corp.	2,739,392	42,104,455
Bank of Hawaii Corp.	12,700	745,363
Bank of the Ozarks, Inc.	17,400	582,030
BankUnited, Inc.	26,500	887,220
BB&T Corp.	187,250	7,383,267
BOK Financial Corp.	9,150	609,390
Boston Private Financial Holdings, Inc.	3,000	40,320

Capital Bank Financial Corp., Class A*	1,500	$35,415
Cathay General Bancorp	21,630	552,863
Central Pacific Financial Corp.	700	13,895
Chemical Financial Corp.	500	14,040
CIT Group, Inc.	56,100	2,567,136
Citigroup, Inc.	791,372	37,273,621
City Holding Co.	10,030	452,554
City National Corp./California	17,200	1,303,072
CoBiz Financial, Inc.	190	2,046
Columbia Banking System, Inc.	660	17,365
Comerica, Inc.	53,000	2,658,480
Commerce Bancshares, Inc./Missouri	21,841	1,015,606
Community Bank System, Inc.	12,000	434,400
Cullen/Frost Bankers, Inc.	17,300	1,373,966
CVB Financial Corp.	41,500	665,245
East West Bancorp, Inc.	39,500	1,382,105
F.N.B. Corp./Pennsylvania	48,700	624,334
Fifth Third Bancorp	221,550	4,730,092
First BanCorp/Puerto Rico*	2,500	13,600
First Busey Corp.	22,500	130,725
First Citizens BancShares, Inc./North Carolina, Class A	2,200	539,000
First Commonwealth Financial Corp.	29,900	275,678
First Financial Bancorp	1,300	22,373
First Financial Bankshares, Inc.	18,800	589,756
First Financial Corp./Indiana	10,000	321,900
First Horizon National Corp.	68,162	808,401
First Interstate BancSystem, Inc.	1,000	27,180
First Midwest Bancorp, Inc./Illinois	17,100	291,213
First Niagara Financial Group, Inc.	122,945	1,074,539
First Republic Bank/California	31,800	1,748,682
FirstMerit Corp.	47,495	938,026
Fulton Financial Corp.	75,000	929,250
Glacier Bancorp, Inc.	24,600	698,148
Hancock Holding Co.	24,124	852,060
Home BancShares, Inc./Arkansas	12,400	406,968
Huntington Bancshares, Inc./Ohio	223,800	2,135,052
Iberiabank Corp.	8,400	581,196
Independent Bank Corp./Michigan	700	26,866
International Bancshares Corp.	22,000	594,000
Investors Bancorp, Inc.	31,365	346,583
JPMorgan Chase & Co.	985,925	56,808,999
KeyCorp	258,600	3,705,738
M&T Bank Corp.	34,457	4,274,391
MainSource Financial Group, Inc.	240	4,140
MB Financial, Inc.	13,100	354,355
National Bank Holdings Corp., Class A	1,800	35,892
National Penn Bancshares, Inc.	37,700	398,866
NBT Bancorp, Inc.	16,500	396,330
Old National Bancorp/Indiana	28,300	404,124
PacWest Bancorp	26,596	1,148,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Park National Corp.	100	$7,720
Pinnacle Financial Partners, Inc.	12,800	505,344
PNC Financial Services Group, Inc.	141,318	12,584,368
Popular, Inc.*	38,050	1,300,549
PrivateBancorp, Inc.	18,000	523,080
Prosperity Bancshares, Inc.	15,900	995,340
Regions Financial Corp.	401,200	4,260,744
Renasant Corp.	900	26,163
S&T Bancorp, Inc.	12,500	310,625
Sandy Spring Bancorp, Inc.	10	249
Signature Bank/New York*	14,900	1,880,082
Simmons First National Corp., Class A	30	1,182
South State Corp.	100	6,100
Sterling Bancorp/Delaware	113	1,356
SunTrust Banks, Inc./Georgia	145,550	5,830,733
Susquehanna Bancshares, Inc.	58,700	619,872
SVB Financial Group*	13,400	1,562,708
Synovus Financial Corp.	42,299	1,031,250
TCF Financial Corp.	56,950	932,272
Texas Capital Bancshares, Inc.*	12,000	647,400
Tompkins Financial Corp.	9,239	445,135
TowneBank/Virginia	18,579	291,876
Trico Bancshares	50	1,157
Trustmark Corp.	15,050	371,585
U.S. Bancorp/Minnesota	447,490	19,385,267
UMB Financial Corp.	10,600	671,934
Umpqua Holdings Corp.	44,690	800,845
United Bankshares, Inc./West Virginia	14,100	455,853
Valley National Bancorp	71,829	711,825
ViewPoint Financial Group, Inc.	900	24,219
Webster Financial Corp.	25,700	810,578
Wells Fargo & Co.	1,244,019	65,385,639
WesBanco, Inc.	15,000	465,600
Western Alliance Bancorp*	14,200	337,960
Wintrust Financial Corp.	11,500	529,000
Zions Bancorp	49,600	1,461,712

		315,512,480

Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	15,940	3,274,076
Ameriprise Financial, Inc.	50,460	6,055,200
Artisan Partners Asset Management, Inc., Class A	4,800	272,064
Bank of New York Mellon Corp.	297,050	11,133,434
BGC Partners, Inc., Class A	15,800	117,552
BlackRock, Inc.	33,210	10,613,916
Charles Schwab Corp.	300,334	8,087,995
Cohen & Steers, Inc.	11,400	494,532
Cowen Group, Inc., Class A*	4,520	19,074
E*TRADE Financial Corp.*	83,210	1,769,044
Eaton Vance Corp.	34,740	1,312,825
Evercore Partners, Inc., Class A	10,600	610,984
Federated Investors, Inc., Class B	36,800	1,137,856
Financial Engines, Inc.	13,900	629,392
Franklin Resources, Inc.	103,390	5,980,078

GAMCO Investors, Inc., Class A	6,900	$573,045
GFI Group, Inc.	620	2,058
Goldman Sachs Group, Inc.	116,500	19,506,760
Greenhill & Co., Inc.	7,500	369,375
HFF, Inc., Class A	600	22,314
Invesco Ltd.	112,700	4,254,425
Janus Capital Group, Inc.	31,300	390,624
Lazard Ltd., Class A	34,700	1,789,132
Legg Mason, Inc.	30,750	1,577,782
LPL Financial Holdings, Inc.	22,800	1,134,072
Morgan Stanley	403,173	13,034,583
Northern Trust Corp.	65,350	4,196,123
Piper Jaffray Cos.*	7,900	408,983
Raymond James Financial, Inc.	37,500	1,902,375
SEI Investments Co.	42,150	1,381,255
State Street Corp.	115,150	7,744,989
Stifel Financial Corp.*	15,339	726,302
SWS Group, Inc.*	1,820	13,250
T. Rowe Price Group, Inc.	71,980	6,075,832
TD Ameritrade Holding Corp.	67,936	2,129,794
Virtus Investment Partners, Inc.*	3,091	654,519
Waddell & Reed Financial, Inc., Class A	23,920	1,497,153
WisdomTree Investments, Inc.*	27,400	338,664

		121,231,431

Consumer Finance (0.9%)
Ally Financial, Inc.*	70,400	1,683,264
American Express Co.	236,356	22,423,094
Capital One Financial Corp.	148,870	12,296,662
Cash America International, Inc.	5,400	239,922
Credit Acceptance Corp.*	2,800	344,680
Discover Financial Services	121,470	7,528,710
Encore Capital Group, Inc.*	4,600	208,932
Ezcorp, Inc., Class A*	14,100	162,855
Green Dot Corp., Class A*	12,800	242,944
Navient Corp.	117,584	2,082,413
Nelnet, Inc., Class A	5,700	236,151
Portfolio Recovery Associates, Inc.*	17,400	1,035,822
Santander Consumer USA Holdings, Inc.	22,900	445,176
SLM Corp.	117,584	977,123
Springleaf Holdings, Inc.*	23,000	596,850

		50,504,598

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	478,685	60,582,373
CBOE Holdings, Inc.	27,200	1,338,512
CME Group, Inc./Illinois	83,065	5,893,462
Interactive Brokers Group, Inc., Class A	17,040	396,862
Intercontinental Exchange, Inc.	31,378	5,927,304
Leucadia National Corp.	91,388	2,396,193
MarketAxess Holdings, Inc.	10,860	587,092
McGraw Hill Financial, Inc.	74,530	6,188,226
Moody’s Corp.	49,250	4,317,255
MSCI, Inc.*	36,334	1,665,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

NASDAQ OMX Group, Inc.	40,300	$1,556,386
NewStar Financial, Inc.*	500	7,030
PICO Holdings, Inc.*	60	1,426
Voya Financial, Inc.	27,700	1,006,618

		91,864,653

Insurance (3.0%)
ACE Ltd.	92,000	9,540,400
Aflac, Inc.	124,950	7,778,137
Alleghany Corp.*	4,754	2,082,822
Allied World Assurance Co. Holdings AG	25,640	974,833
Allstate Corp.	114,740	6,737,533
American Equity Investment Life Holding Co.	17,400	428,040
American Financial Group, Inc./Ohio	23,830	1,419,315
American International Group, Inc.	376,836	20,567,709
American National Insurance Co.	4,400	502,480
AMERISAFE, Inc.	840	34,163
AmTrust Financial Services, Inc.	10,736	448,872
Aon plc	77,278	6,961,975
Arch Capital Group Ltd.*	35,700	2,050,608
Arthur J. Gallagher & Co.	39,500	1,840,700
Aspen Insurance Holdings Ltd.	18,170	825,281
Assurant, Inc.	24,600	1,612,530
Assured Guaranty Ltd.	49,500	1,212,750
Axis Capital Holdings Ltd.	34,070	1,508,620
Brown & Brown, Inc.	35,300	1,084,063
Chubb Corp.	64,960	5,987,363
Cincinnati Financial Corp.	48,520	2,330,901
CNA Financial Corp.	10,500	424,410
CNO Financial Group, Inc.	59,300	1,055,540
EMC Insurance Group, Inc.	30	923
Employers Holdings, Inc.	300	6,354
Endurance Specialty Holdings Ltd.	11,700	603,603
Enstar Group Ltd.*	1,700	256,241
Erie Indemnity Co., Class A	10,800	812,808
Everest Reinsurance Group Ltd.	12,500	2,006,125
FBL Financial Group, Inc., Class A	690	31,740
Fidelity National Financial, Inc., Class A	78,189	2,561,472
First American Financial Corp.	39,300	1,092,147
Genworth Financial, Inc., Class A*	142,000	2,470,800
Global Indemnity plc*	180	4,678
Greenlight Capital Reinsurance Ltd., Class A*	800	26,352
Hanover Insurance Group, Inc.	10,690	675,074
Hartford Financial Services Group, Inc.	121,210	4,340,530
HCC Insurance Holdings, Inc.	27,780	1,359,553
Hilltop Holdings, Inc.*	30,200	642,052
Horace Mann Educators Corp.	300	9,381
Infinity Property & Casualty Corp.	300	20,169
Kemper Corp.	16,500	608,190
Lincoln National Corp.	68,750	3,536,500

Loews Corp.	87,192	$3,837,320
Markel Corp.*	4,060	2,661,898
Marsh & McLennan Cos., Inc.	143,150	7,418,033
MBIA, Inc.*	48,900	539,856
Mercury General Corp.	6,500	305,760
MetLife, Inc.	243,760	13,543,306
National Interstate Corp.	10	280
Old Republic International Corp.	71,894	1,189,127
OneBeacon Insurance Group Ltd., Class A	21,600	335,664
PartnerReinsurance Ltd.	13,560	1,480,888
Phoenix Cos., Inc.*	3,840	185,818
Platinum Underwriters Holdings Ltd.	7,300	473,405
Primerica, Inc.	14,700	703,395
Principal Financial Group, Inc.	76,600	3,866,768
ProAssurance Corp.	19,000	843,600
Progressive Corp.	168,300	4,268,088
Protective Life Corp.	20,500	1,421,265
Prudential Financial, Inc.	119,831	10,637,398
Reinsurance Group of America, Inc.	19,910	1,570,899
RenaissanceReinsurance Holdings Ltd.	11,000	1,177,000
RLI Corp.	16,280	745,298
Safety Insurance Group, Inc.	500	25,690
Selective Insurance Group, Inc.	1,900	46,968
StanCorp Financial Group, Inc.	12,780	817,920
State Auto Financial Corp.	670	15,698
Stewart Information Services Corp.	250	7,753
Symetra Financial Corp.	21,300	484,362
Torchmark Corp.	27,270	2,233,958
Travelers Cos., Inc.	95,270	8,962,049
United Fire Group, Inc.	800	23,456
Unum Group	72,500	2,520,100
Validus Holdings Ltd.	24,958	954,394
W. R. Berkley Corp.	27,100	1,255,001
White Mountains Insurance Group Ltd.	1,700	1,034,348
XL Group plc	73,270	2,398,127

		176,458,627

Real Estate Investment Trusts (REITs) (3.5%)
Acadia Realty Trust (REIT)	9,800	275,282
Alexander’s, Inc. (REIT)	1,600	591,152
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,434,787
Altisource Residential Corp. (REIT)	15,200	395,656
American Assets Trust, Inc. (REIT)	3,500	120,925
American Campus Communities, Inc. (REIT)	28,300	1,082,192
American Capital Agency Corp. (REIT)	95,100	2,226,291
American Capital Mortgage Investment Corp. (REIT)	900	18,018
American Homes 4 Rent (REIT), Class A	30,400	539,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

American Realty Capital Healthcare Trust, Inc. (REIT)	44,100	$480,249
American Realty Capital Properties, Inc. (REIT)	236,500	2,963,345
American Residential Properties, Inc. (REIT)*	2,300	43,125
American Tower Corp. (REIT)	104,500	9,402,910
Annaly Capital Management, Inc. (REIT)	250,458	2,862,735
Anworth Mortgage Asset Corp. (REIT)	22,700	117,132
Apartment Investment & Management Co. (REIT), Class A	43,188	1,393,677
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	47,821
ARMOUR Residential REIT, Inc. (REIT)	104,400	452,052
Ashford Hospitality Prime, Inc. (REIT)	1,420	24,367
AvalonBay Communities, Inc. (REIT)	36,749	5,225,340
Aviv REIT, Inc. (REIT)	2,100	59,157
BioMed Realty Trust, Inc. (REIT)	49,800	1,087,134
Boston Properties, Inc. (REIT)	41,070	4,853,653
Brandywine Realty Trust (REIT)	51,000	795,600
Brixmor Property Group, Inc. (REIT)	11,600	266,220
Camden Property Trust (REIT)	24,880	1,770,212
Campus Crest Communities, Inc. (REIT)	200	1,732
Capstead Mortgage Corp. (REIT)	15,700	206,455
CareTrust REIT, Inc. (REIT)*	1,100	21,780
CBL & Associates Properties, Inc. (REIT)	47,891	909,929
Chambers Street Properties (REIT)	70,700	568,428
Chesapeake Lodging Trust (REIT)	300	9,069
Chimera Investment Corp. (REIT)	360,700	1,150,633
Colony Financial, Inc. (REIT)	19,100	443,502
Columbia Property Trust, Inc. (REIT)	32,600	847,926
CommonWealth REIT (REIT)	33,000	868,560
CoreSite Realty Corp. (REIT)	1,300	42,991
Corporate Office Properties Trust/Maryland (REIT)	24,809	689,938
Corrections Corp. of America (REIT)	34,743	1,141,308
Cousins Properties, Inc. (REIT)	51,713	643,827
Crown Castle International Corp. (REIT)	92,150	6,843,059
CubeSmart (REIT)	39,700	727,304
DCT Industrial Trust, Inc. (REIT)	91,400	750,394
DDR Corp. (REIT)	84,708	1,493,402
DiamondRock Hospitality Co. (REIT)	58,300	747,406

Digital Realty Trust, Inc. (REIT)	37,589	$2,192,190
Douglas Emmett, Inc. (REIT)	53,300	1,504,126
Duke Realty Corp. (REIT)	84,800	1,539,968
DuPont Fabros Technology, Inc. (REIT)	11,800	318,128
EastGroup Properties, Inc. (REIT)	12,100	777,183
EPR Properties (REIT)	14,840	829,111
Equity Lifestyle Properties, Inc. (REIT)	21,800	962,688
Equity One, Inc. (REIT)	17,800	419,902
Equity Residential (REIT)	94,087	5,927,481
Essex Property Trust, Inc. (REIT)	18,477	3,416,582
Excel Trust, Inc. (REIT)	1,700	22,661
Extra Space Storage, Inc. (REIT)	33,000	1,757,250
Federal Realty Investment Trust (REIT)	17,380	2,101,590
FelCor Lodging Trust, Inc. (REIT)	13,800	145,038
First Industrial Realty Trust, Inc. (REIT)	29,500	555,780
First Potomac Realty Trust (REIT)	4,200	55,104
Franklin Street Properties Corp. (REIT)	11,900	149,702
Gaming and Leisure Properties, Inc. (REIT)	30,730	1,043,898
General Growth Properties, Inc. (REIT)	164,507	3,875,785
Geo Group, Inc. (REIT)	24,883	889,070
Getty Realty Corp. (REIT)	900	17,172
Glimcher Realty Trust (REIT)	44,100	477,603
Government Properties Income Trust (REIT)	16,900	429,091
Hatteras Financial Corp. (REIT)	17,200	340,732
HCP, Inc. (REIT)	126,097	5,217,894
Health Care REIT, Inc. (REIT)	78,717	4,933,194
Healthcare Realty Trust, Inc. (REIT)	23,600	599,912
Healthcare Trust of America, Inc. (REIT), Class A	61,800	744,072
Hersha Hospitality Trust (REIT)	44,800	300,608
Highwoods Properties, Inc. (REIT)	29,530	1,238,783
Home Properties, Inc. (REIT)	13,610	870,496
Hospitality Properties Trust (REIT)	43,400	1,319,360
Host Hotels & Resorts, Inc. (REIT)	199,613	4,393,482
Hudson Pacific Properties, Inc. (REIT)	4,900	124,166
Inland Real Estate Corp. (REIT)	39,600	420,948
Invesco Mortgage Capital, Inc. (REIT)	38,200	663,152
Investors Real Estate Trust (REIT)	34,200	314,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kilroy Realty Corp. (REIT)	21,800	$1,357,704
Kimco Realty Corp. (REIT)	118,722	2,728,232
LaSalle Hotel Properties (REIT)	37,300	1,316,317
Lexington Realty Trust (REIT)	45,500	500,955
Liberty Property Trust (REIT)	38,452	1,458,484
LTC Properties, Inc. (REIT)	7,600	296,704
Macerich Co. (REIT)	42,184	2,815,782
Mack-Cali Realty Corp. (REIT)	31,539	677,458
Medical Properties Trust, Inc. (REIT)	42,800	566,672
MFA Financial, Inc. (REIT)	120,050	985,610
Mid-America Apartment Communities, Inc. (REIT)	19,716	1,440,254
National Health Investors, Inc. (REIT)	7,000	437,920
National Retail Properties, Inc. (REIT)	38,290	1,424,005
New Residential Investment Corp. (REIT)	53,100	334,530
New York REIT, Inc. (REIT)	45,900	507,654
NorthStar Realty Finance Corp. (REIT)	97,100	1,687,598
Omega Healthcare Investors, Inc. (REIT)	35,140	1,295,260
Parkway Properties, Inc./Maryland (REIT)	12,100	249,865
Pebblebrook Hotel Trust (REIT)	16,400	606,144
Pennsylvania Real Estate Investment Trust (REIT)	8,900	167,498
PennyMac Mortgage Investment Trust (REIT)	18,000	394,920
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,109,884
Plum Creek Timber Co., Inc. (REIT)	51,914	2,341,321
Post Properties, Inc. (REIT)	18,200	972,972
Potlatch Corp. (REIT)	10,100	418,140
Prologis, Inc. (REIT)	137,764	5,660,723
PS Business Parks, Inc. (REIT)	5,200	434,148
Public Storage (REIT)	38,902	6,665,858
Ramco-Gershenson Properties Trust (REIT)	6,100	101,382
Rayonier, Inc. (REIT)	40,425	1,437,109
Realty Income Corp. (REIT)	60,028	2,666,444
Redwood Trust, Inc. (REIT)	21,900	426,393
Regency Centers Corp. (REIT)	31,486	1,753,140
Resource Capital Corp. (REIT)	4,100	23,083
Retail Opportunity Investments Corp. (REIT)	7,200	113,256
Retail Properties of America, Inc. (REIT), Class A	61,600	947,408
RLJ Lodging Trust (REIT)	33,200	959,148
Rouse Properties, Inc. (REIT)	7,668	131,199
Ryman Hospitality Properties, Inc. (REIT)	10,751	517,661
Sabra Health Care REIT, Inc. (REIT)	7,300	209,583
Saul Centers, Inc. (REIT)	500	24,300
Select Income REIT (REIT)	8,900	263,796

Senior Housing Properties Trust (REIT)	54,290	$1,318,704
Silver Bay Realty Trust Corp. (REIT)	12,508	204,131
Simon Property Group, Inc. (REIT)	82,759	13,761,167
SL Green Realty Corp. (REIT)	27,800	3,041,598
Sovran Self Storage, Inc. (REIT)	6,900	533,025
Spirit Realty Capital, Inc. (REIT)	104,667	1,189,017
STAG Industrial, Inc. (REIT)	500	12,005
Strategic Hotels & Resorts, Inc. (REIT)*	53,000	620,630
Sun Communities, Inc. (REIT)	6,900	343,896
Sunstone Hotel Investors, Inc. (REIT)	37,100	553,903
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	1,031,615
Taubman Centers, Inc. (REIT)	20,600	1,561,686
Two Harbors Investment Corp. (REIT)	86,200	903,376
UDR, Inc. (REIT)	77,036	2,205,541
Urstadt Biddle Properties, Inc. (REIT), Class A	1,000	20,880
Ventas, Inc. (REIT)	77,535	4,969,993
Vornado Realty Trust (REIT)	52,547	5,608,341
Washington Prime Group, Inc. (REIT)*	41,379	775,442
Washington Real Estate Investment Trust (REIT)	16,270	422,695
Weingarten Realty Investors (REIT)	36,986	1,214,620
Weyerhaeuser Co. (REIT)	161,233	5,335,200
WP Carey, Inc. (REIT)	25,900	1,667,960

		203,247,402

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	15,180	629,211
Altisource Asset Management Corp.*	400	289,224
Altisource Portfolio Solutions S.A.*	3,900	446,862
AV Homes, Inc.*	70	1,145
CBRE Group, Inc., Class A*	79,250	2,539,170
Forest City Enterprises, Inc., Class A*	50,700	1,007,409
Forestar Group, Inc.*	1,960	37,416
Howard Hughes Corp.*	11,200	1,767,696
Jones Lang LaSalle, Inc.	12,100	1,529,319
Kennedy-Wilson Holdings, Inc.	17,400	466,668
Realogy Holdings Corp.*	34,100	1,285,911
St. Joe Co.*	13,400	340,762
Tejon Ranch Co.*	600	19,314

		10,360,107

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	32,000	430,400
Bank Mutual Corp.	36,100	209,380
Beneficial Mutual Bancorp, Inc.*	34,200	463,752
Berkshire Hills Bancorp, Inc.	900	20,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

BofI Holding, Inc.*	1,400	$102,858
Brookline Bancorp, Inc.	34,700	325,139
Capitol Federal Financial, Inc.	56,786	690,518
Dime Community Bancshares, Inc.	27,100	427,909
Essent Group Ltd.*	25,600	514,304
EverBank Financial Corp.	18,800	379,008
Flagstar Bancorp, Inc.*	5,400	97,740
Home Loan Servicing Solutions Ltd.	14,000	318,220
Hudson City Bancorp, Inc.	178,590	1,755,540
Kearny Financial Corp.*	36,100	546,554
Ladder Capital Corp., Class A*	25,500	460,785
MGIC Investment Corp.*	75,800	700,392
Nationstar Mortgage Holdings, Inc.*	7,800	283,140
New York Community Bancorp, Inc.	134,950	2,156,501
Northfield Bancorp, Inc.	1,700	22,287
Northwest Bancshares, Inc.	25,100	340,607
OceanFirst Financial Corp.	40	662
Ocwen Financial Corp.*	32,700	1,213,170
Oritani Financial Corp.	500	7,695
People’s United Financial, Inc.	101,400	1,538,238
Provident Financial Services, Inc.	500	8,660
Radian Group, Inc.	50,400	746,424
TFS Financial Corp.*	36,000	513,360
TrustCo Bank Corp.	32,200	215,096
Walker & Dunlop, Inc.*	1,300	18,343
Washington Federal, Inc.	42,500	953,275

		15,460,855

Total Financials		984,640,153

Health Care (12.9%)
Biotechnology (2.5%)
ACADIA Pharmaceuticals, Inc.*	22,600	510,534
Achillion Pharmaceuticals, Inc.*	16,100	121,877
Acorda Therapeutics, Inc.*	13,100	441,601
Aegerion Pharmaceuticals, Inc.*	8,100	259,929
Agios Pharmaceuticals, Inc.*	9,600	439,872
Alexion Pharmaceuticals, Inc.*	52,600	8,218,750
Alkermes plc*	37,600	1,892,408
Alnylam Pharmaceuticals, Inc.*	15,400	972,818
Amgen, Inc.	199,439	23,607,594
Arena Pharmaceuticals, Inc.*	66,800	391,448
ARIAD Pharmaceuticals, Inc.*	49,900	317,863
Biogen Idec, Inc.*	61,760	19,473,546
BioMarin Pharmaceutical, Inc.*	39,500	2,457,295
Celgene Corp.*	216,738	18,613,459
Celldex Therapeutics, Inc.*	27,100	442,272
Cepheid, Inc.*	14,400	690,336
Clovis Oncology, Inc.*	6,700	277,447
Cubist Pharmaceuticals, Inc.*	17,600	1,228,832
Exact Sciences Corp.*	29,500	502,385
Exelixis, Inc.*	46,100	156,279
Genomic Health, Inc.*	9,100	249,340
Gilead Sciences, Inc.*	403,200	33,429,312
Halozyme Therapeutics, Inc.*	45,200	446,576
Idenix Pharmaceuticals, Inc.*	24,700	595,270

ImmunoGen, Inc.*	10,900	$129,165
Incyte Corp.*	37,700	2,127,788
Infinity Pharmaceuticals, Inc.*	3,400	43,316
Insys Therapeutics, Inc.*	15,300	477,819
Intercept Pharmaceuticals, Inc.*	3,200	757,216
InterMune, Inc.*	23,900	1,055,185
Intrexon Corp.*	8,900	223,657
Ironwood Pharmaceuticals, Inc.*	22,200	340,326
Isis Pharmaceuticals, Inc.*	31,900	1,098,955
Karyopharm Therapeutics, Inc.*	10,700	498,085
Keryx Biopharmaceuticals, Inc.*	30,700	472,166
Lexicon Pharmaceuticals, Inc.*	15,200	24,472
Ligand Pharmaceuticals, Inc.*	7,500	467,175
MannKind Corp.*	59,400	652,806
Medivation, Inc.*	20,600	1,587,848
MiMedx Group, Inc.*	4,700	33,323
Momenta Pharmaceuticals, Inc.*	4,500	54,360
Myriad Genetics, Inc.*	25,650	998,298
Neurocrine Biosciences, Inc.*	9,100	135,044
NPS Pharmaceuticals, Inc.*	21,900	723,795
Ophthotech Corp.*	10,800	456,948
OPKO Health, Inc.*	49,000	433,160
PDL BioPharma, Inc.	58,500	566,280
Pharmacyclics, Inc.*	16,500	1,480,215
Portola Pharmaceuticals, Inc.*	1,900	55,442
Puma Biotechnology, Inc.*	6,100	402,600
Regeneron Pharmaceuticals, Inc.*	20,500	5,790,635
Sarepta Therapeutics, Inc.*	10,100	300,879
Seattle Genetics, Inc.*	33,200	1,269,900
Synageva BioPharma Corp.*	5,600	586,880
TESARO, Inc.*	5,300	164,883
Ultragenyx Pharmaceutical, Inc.*	10,200	457,878
United Therapeutics Corp.*	13,000	1,150,370
Vertex Pharmaceuticals, Inc.*	65,000	6,154,200

		146,908,112

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.	1,500	66,465
Abbott Laboratories	391,250	16,002,125
ABIOMED, Inc.*	300	7,542
Alere, Inc.*	33,150	1,240,473
Align Technology, Inc.*	21,700	1,216,068
Analogic Corp.	700	54,768
Baxter International, Inc.	146,580	10,597,734
Becton, Dickinson and Co.	50,340	5,955,222
Boston Scientific Corp.*	344,600	4,400,542
C.R. Bard, Inc.	22,480	3,214,865
Cantel Medical Corp.	14,350	525,497
CareFusion Corp.*	62,400	2,767,440
CONMED Corp.	1,900	83,885
Cooper Cos., Inc.	14,400	1,951,632
Covidien plc	117,500	10,596,150
Cyberonics, Inc.*	8,600	537,156
DENTSPLY International, Inc.	37,900	1,794,565
DexCom, Inc.*	20,100	797,166
Edwards Lifesciences Corp.*	28,400	2,437,856
Endologix, Inc.*	9,700	147,537
Globus Medical, Inc., Class A*	14,100	337,272
Greatbatch, Inc.*	10,500	515,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Haemonetics Corp.*	21,800	$769,104
HeartWare International, Inc.*	4,300	380,550
Hill-Rom Holdings, Inc.	25,930	1,076,354
Hologic, Inc.*	62,600	1,586,910
ICU Medical, Inc.*	2,100	127,701
IDEXX Laboratories, Inc.*	14,600	1,950,122
Insulet Corp.*	17,800	706,126
Integra LifeSciences Holdings Corp.*	10,300	484,718
Intuitive Surgical, Inc.*	10,500	4,323,900
Masimo Corp.*	25,600	604,160
Medtronic, Inc.	261,340	16,663,039
Meridian Bioscience, Inc.	16,100	332,304
Neogen Corp.*	9,900	400,653
NuVasive, Inc.*	12,950	460,632
NxStage Medical, Inc.*	4,700	67,539
Quidel Corp.*	2,900	64,119
ResMed, Inc.	41,700	2,111,271
Sirona Dental Systems, Inc.*	18,900	1,558,494
Spectranetics Corp.*	4,100	93,808
St. Jude Medical, Inc.	75,600	5,235,300
STERIS Corp.	16,360	874,933
Stryker Corp.	89,370	7,535,678
Teleflex, Inc.	10,900	1,151,040
Thoratec Corp.*	23,300	812,238
Tornier N.V.*	2,200	51,436
Varian Medical Systems, Inc.*	27,110	2,253,925
West Pharmaceutical Services, Inc.	23,000	970,140
Wright Medical Group, Inc.*	21,200	665,680
Zimmer Holdings, Inc.	46,700	4,850,262

		123,409,226

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	14,500	659,750
Aetna, Inc.	94,497	7,661,817
Air Methods Corp.*	12,600	650,790
AmerisourceBergen Corp.	63,700	4,628,442
AMN Healthcare Services, Inc.*	4,000	49,200
Amsurg Corp.*	10,200	464,814
Bio-Reference Labs, Inc.*	5,600	169,232
BioScrip, Inc.*	8,800	73,392
Brookdale Senior Living, Inc.*	32,400	1,080,216
Capital Senior Living Corp.*	2,100	50,064
Cardinal Health, Inc.	90,500	6,204,680
Catamaran Corp.*	55,692	2,459,359
Centene Corp.*	14,900	1,126,589
Chemed Corp.	4,200	393,624
Cigna Corp.	71,040	6,533,549
Community Health Systems, Inc.*	33,267	1,509,324
DaVita HealthCare Partners, Inc.*	52,200	3,775,104
Emeritus Corp.*	19,300	610,845
Ensign Group, Inc.	1,100	34,188
Envision Healthcare Holdings, Inc.*	21,100	757,701
ExamWorks Group, Inc.*	2,800	88,844
Express Scripts Holding Co.*	207,151	14,361,779
Hanger, Inc.*	1,900	59,755
HCA Holdings, Inc.*	85,000	4,792,300
Health Net, Inc.*	20,940	869,848

HealthSouth Corp.	24,800	$889,576
Henry Schein, Inc.*	22,250	2,640,407
Humana, Inc.	40,300	5,147,116
IPC The Hospitalist Co., Inc.*	1,100	48,642
Kindred Healthcare, Inc.	27,300	630,630
Laboratory Corp. of America Holdings*	23,750	2,432,000
LifePoint Hospitals, Inc.*	14,250	884,925
Magellan Health, Inc.*	9,200	572,608
McKesson Corp.	61,280	11,410,949
MEDNAX, Inc.*	29,640	1,723,566
Molina Healthcare, Inc.*	12,900	575,727
MWI Veterinary Supply, Inc.*	4,000	567,960
National Healthcare Corp.	300	16,887
Omnicare, Inc.	29,620	1,971,803
Owens & Minor, Inc.	26,850	912,363
Patterson Cos., Inc.	27,600	1,090,476
PharMerica Corp.*	16,270	465,159
Premier, Inc., Class A*	23,400	678,600
Quest Diagnostics, Inc.	38,630	2,267,195
Select Medical Holdings Corp.	28,400	443,040
Team Health Holdings, Inc.*	19,500	973,830
Tenet Healthcare Corp.*	31,275	1,468,048
Triple-S Management Corp., Class B*	2,500	44,825
UnitedHealth Group, Inc.	255,220	20,864,235
Universal American Corp.	30,800	256,564
Universal Health Services, Inc., Class B	27,280	2,612,333
VCA, Inc.*	23,650	829,878
WellCare Health Plans, Inc.*	14,900	1,112,434
WellPoint, Inc.	75,380	8,111,642

		130,708,624

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	1,034,423
athenahealth, Inc.*	11,900	1,489,047
Castlight Health, Inc., Class B*	28,700	436,240
Cerner Corp.*	84,800	4,373,984
HealthStream, Inc.*	1,400	34,020
HMS Holdings Corp.*	28,800	587,808
IMS Health Holdings, Inc.*	19,500	500,760
MedAssets, Inc.*	10,400	237,536
Medidata Solutions, Inc.*	13,600	582,216
Quality Systems, Inc.	9,100	146,055
Veeva Systems, Inc., Class A*	11,500	292,675

		9,714,764

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	94,330	5,418,315
Bio-Rad Laboratories, Inc., Class A*	8,500	1,017,535
Bruker Corp.*	27,900	677,133
Charles River Laboratories International, Inc.*	12,250	655,620
Covance, Inc.*	16,700	1,429,186
Illumina, Inc.*	33,500	5,981,090
Luminex Corp.*	2,700	46,305
Mettler-Toledo International, Inc.*	8,600	2,177,348
PAREXEL International Corp.*	22,070	1,166,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

PerkinElmer, Inc.	36,100	$1,690,924
QIAGEN N.V.*	79,200	1,936,440
Quintiles Transnational Holdings, Inc.*	14,700	783,363
Techne Corp.	11,450	1,059,926
Thermo Fisher Scientific, Inc.	104,350	12,313,300
Waters Corp.*	26,000	2,715,440

		39,068,104

Pharmaceuticals (5.1%)
AbbVie, Inc.	414,250	23,380,270
Actavis plc*	47,112	10,508,332
Akorn, Inc.*	16,200	538,650
Allergan, Inc.	80,170	13,566,367
Auxilium Pharmaceuticals, Inc.*	3,500	70,210
Bristol-Myers Squibb Co.	436,830	21,190,623
Eli Lilly and Co.	263,610	16,388,634
Endo International plc*	39,700	2,779,794
Forest Laboratories, Inc.*	70,630	6,992,370
Hospira, Inc.*	46,750	2,401,547
Impax Laboratories, Inc.*	17,700	530,823
Jazz Pharmaceuticals plc*	15,500	2,278,655
Johnson & Johnson	736,960	77,100,755
Lannett Co., Inc.*	9,600	476,352
Mallinckrodt plc*	16,816	1,345,616
Medicines Co.*	17,200	499,832
Merck & Co., Inc.	761,290	44,040,627
Mylan, Inc.*	97,350	5,019,366
Nektar Therapeutics*	37,000	474,340
Pacira Pharmaceuticals, Inc.*	7,500	688,950
Perrigo Co. plc	34,300	4,999,568
Pfizer, Inc.	1,661,717	49,319,761
Prestige Brands Holdings, Inc.*	14,500	491,405
Questcor Pharmaceuticals, Inc.	17,700	1,637,073
Salix Pharmaceuticals Ltd.*	16,600	2,047,610
Theravance Biopharma, Inc.*	5,000	159,400
Theravance, Inc.*	17,500	521,150
VIVUS, Inc.*	11,200	59,584
Zoetis, Inc.	139,300	4,495,211

		294,002,875

Total Health Care		743,811,705

Industrials (11.4%)
Aerospace & Defense (2.5%)
Alliant Techsystems, Inc.	9,100	1,218,672
American Science & Engineering, Inc.	5,700	396,663
B/E Aerospace, Inc.*	27,460	2,539,775
Boeing Co.	190,000	24,173,700
Cubic Corp.	6,400	284,864
Curtiss-Wright Corp.	12,700	832,612
DigitalGlobe, Inc.*	15,800	439,240
Engility Holdings, Inc.*	3,761	143,896
Esterline Technologies Corp.*	11,300	1,300,856
Exelis, Inc.	60,850	1,033,233
GenCorp, Inc.*	10,200	194,820
General Dynamics Corp.	80,470	9,378,778
HEICO Corp.	21,093	1,095,570
Hexcel Corp.*	29,600	1,210,640
Honeywell International, Inc.	204,000	18,961,800

Huntington Ingalls Industries, Inc.	17,400	$1,645,866
L-3 Communications Holdings, Inc.	22,470	2,713,253
Lockheed Martin Corp.	69,960	11,244,671
Moog, Inc., Class A*	12,000	874,680
Northrop Grumman Corp.	55,750	6,669,373
Orbital Sciences Corp.*	13,300	393,015
Precision Castparts Corp.	39,170	9,886,508
Raytheon Co.	85,990	7,932,578
Rockwell Collins, Inc.	37,450	2,926,343
Spirit AeroSystems Holdings, Inc., Class A*	32,900	1,108,730
Teledyne Technologies, Inc.*	13,700	1,331,229
Textron, Inc.	82,100	3,143,609
TransDigm Group, Inc.	15,150	2,533,989
Triumph Group, Inc.	12,400	865,768
United Technologies Corp.	238,840	27,574,078

		144,048,809

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings, Inc.*	100	3,685
C.H. Robinson Worldwide, Inc.	41,200	2,628,148
Expeditors International of Washington, Inc.	58,600	2,587,776
FedEx Corp.	78,250	11,845,485
Forward Air Corp.	300	14,355
Hub Group, Inc., Class A*	5,000	252,000
United Parcel Service, Inc., Class B	184,350	18,925,371
UTi Worldwide, Inc.*	24,200	250,228

		36,507,048

Airlines (0.6%)
Alaska Air Group, Inc.	19,900	1,891,495
Allegiant Travel Co.	4,000	471,080
American Airlines Group, Inc.*	187,600	8,059,296
Copa Holdings S.A., Class A	11,600	1,653,812
Delta Air Lines, Inc.	228,550	8,849,456
JetBlue Airways Corp.*	69,900	758,415
SkyWest, Inc.	22,900	279,838
Southwest Airlines Co.	180,200	4,840,172
Spirit Airlines, Inc.*	17,100	1,081,404
United Continental Holdings, Inc.*	97,240	3,993,647

		31,878,615

Building Products (0.2%)
A.O. Smith Corp.	27,300	1,353,534
AAON, Inc.	47	1,575
Allegion plc	28,166	1,596,449
Armstrong World Industries, Inc.*	8,100	465,183
Fortune Brands Home & Security, Inc.	46,150	1,842,769
Insteel Industries, Inc.	600	11,790
Lennox International, Inc.	16,510	1,478,801
Masco Corp.	104,600	2,322,120
Masonite International Corp.*	8,200	461,332
NCI Building Systems, Inc.*	3,500	68,005
Nortek, Inc.*	100	8,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Owens Corning, Inc.	35,170	$1,360,376
Ply Gem Holdings, Inc.*	2,800	28,280
Simpson Manufacturing Co., Inc.	10,700	389,052
USG Corp.*	22,500	677,925

		12,066,167

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	11,600	312,968
ADT Corp.	45,350	1,584,529
Brady Corp., Class A	11,900	355,453
Brink’s Co.	10,500	296,310
Cintas Corp.	28,800	1,829,952
Civeo Corp.*	24,500	613,235
Clean Harbors, Inc.*	16,200	1,040,850
Copart, Inc.*	37,000	1,330,520
Covanta Holding Corp.	32,000	659,520
Deluxe Corp.	17,000	995,860
Healthcare Services Group, Inc.	21,900	644,736
Herman Miller, Inc.	15,600	471,744
HNI Corp.	11,700	457,587
Interface, Inc.	2,500	47,100
Iron Mountain, Inc.	52,970	1,877,786
KAR Auction Services, Inc.	36,400	1,160,068
Mobile Mini, Inc.	8,300	397,487
MSA Safety, Inc.	7,100	408,108
Pitney Bowes, Inc.	54,520	1,505,842
Quad/Graphics, Inc.	300	6,711
R.R. Donnelley & Sons Co.	49,130	833,245
Republic Services, Inc.	76,735	2,913,628
Rollins, Inc.	21,000	630,000
Schawk, Inc.	200	4,072
Steelcase, Inc., Class A	16,100	243,593
Stericycle, Inc.*	25,700	3,043,394
Tetra Tech, Inc.	22,100	607,750
Tyco International Ltd.	120,200	5,481,120
UniFirst Corp.	3,300	349,800
United Stationers, Inc.	12,100	501,787
Viad Corp.	230	5,483
Waste Connections, Inc.	37,550	1,823,053
Waste Management, Inc.	123,450	5,521,919
West Corp.	19,100	511,880

		38,467,090

Construction & Engineering (0.3%)
AECOM Technology Corp.*	25,900	833,980
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	2,156,825
EMCOR Group, Inc.	25,100	1,117,703
Fluor Corp.	45,460	3,495,874
Foster Wheeler AG	26,000	885,820
Granite Construction, Inc.	7,100	255,458
Jacobs Engineering Group, Inc.*	37,100	1,976,688
KBR, Inc.	48,800	1,163,880
MasTec, Inc.*	18,700	576,334
Primoris Services Corp.	2,000	57,680
Quanta Services, Inc.*	64,850	2,242,513
URS Corp.	26,600	1,219,610

		15,982,365

Electrical Equipment (0.7%)
Acuity Brands, Inc.	12,200	$1,686,650
AMETEK, Inc.	64,975	3,396,893
AZZ, Inc.	600	27,648
Babcock & Wilcox Co.	37,600	1,220,496
Eaton Corp. plc	126,797	9,786,192
Emerson Electric Co.	182,810	12,131,272
EnerSys, Inc.	13,300	914,907
Franklin Electric Co., Inc.	15,000	604,950
Generac Holdings, Inc.*	14,600	711,604
General Cable Corp.	8,700	223,242
GrafTech International Ltd.*	17,400	182,004
Hubbell, Inc., Class B	15,400	1,896,510
Polypore International, Inc.*	12,300	587,079
Regal-Beloit Corp.	13,900	1,091,984
Rockwell Automation, Inc.	38,500	4,818,660
SolarCity Corp.*	11,100	783,660

		40,063,751

Industrial Conglomerates (1.9%)
3M Co.	172,930	24,770,493
Carlisle Cos., Inc.	17,300	1,498,526
Danaher Corp.	160,460	12,633,016
General Electric Co.	2,612,292	68,651,034
Raven Industries, Inc.	6,200	205,468
Roper Industries, Inc.	28,950	4,226,989

		111,985,526

Machinery (2.1%)
Actuant Corp., Class A	23,500	812,395
AGCO Corp.	27,500	1,546,050
Albany International Corp., Class A	200	7,592
Allison Transmission Holdings, Inc.	35,200	1,094,720
Barnes Group, Inc.	18,000	693,720
Caterpillar, Inc.	165,010	17,931,637
Chart Industries, Inc.*	10,080	834,019
CLARCOR, Inc.	14,000	865,900
Colfax Corp.*	27,730	2,066,994
Crane Co.	18,600	1,383,096
Cummins, Inc.	50,660	7,816,331
Deere & Co.	94,740	8,578,707
Donaldson Co., Inc.	47,800	2,022,896
Dover Corp.	43,390	3,946,321
EnPro Industries, Inc.*	200	14,632
Flowserve Corp.	35,740	2,657,269
Graco, Inc.	17,860	1,394,509
Greenbrier Cos., Inc.*	7,600	437,760
Harsco Corp.	30,400	809,552
IDEX Corp.	23,240	1,876,398
Illinois Tool Works, Inc.	89,010	7,793,716
Ingersoll-Rand plc	74,200	4,638,242
ITT Corp.	30,425	1,463,443
Joy Global, Inc.	26,480	1,630,638
Kennametal, Inc.	26,190	1,212,073
L.B. Foster Co., Class A	100	5,412
Lincoln Electric Holdings, Inc.	20,960	1,464,685
Lindsay Corp.	2,200	185,834
Manitowoc Co., Inc.	46,900	1,541,134
Middleby Corp.*	18,000	1,488,960
Mueller Industries, Inc.	16,400	482,324
Mueller Water Products, Inc., Class A	20,770	179,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Navistar International Corp.*	15,400	$577,192
Nordson Corp.	20,060	1,608,611
Oshkosh Corp.	24,700	1,371,591
PACCAR, Inc.	93,630	5,882,773
Pall Corp.	30,000	2,561,700
Parker Hannifin Corp.	41,310	5,193,906
Pentair plc	50,387	3,633,910
Proto Labs, Inc.*	5,900	483,328
RBC Bearings, Inc.	5,800	371,490
Rexnord Corp.*	19,600	551,740
Snap-on, Inc.	18,600	2,204,472
SPX Corp.	13,300	1,439,193
Stanley Black & Decker, Inc.	40,635	3,568,566
Sun Hydraulics Corp.	225	9,135
Terex Corp.	33,030	1,357,533
Timken Co.	21,240	1,440,922
Toro Co.	19,440	1,236,384
TriMas Corp.*	10,100	385,113
Trinity Industries, Inc.	48,740	2,130,913
Valmont Industries, Inc.	7,700	1,170,015
WABCO Holdings, Inc.*	16,570	1,770,007
Wabtec Corp.	25,700	2,122,563
Watts Water Technologies, Inc., Class A	8,000	493,840
Woodward, Inc.	23,030	1,155,645
Xylem, Inc.	47,850	1,869,978

		123,466,932

Marine (0.0%)
Kirby Corp.*	14,250	1,669,245
Matson, Inc.	13,680	367,171

		2,036,416

Professional Services (0.4%)
Advisory Board Co.*	11,680	605,024
CBIZ, Inc.*	42,720	385,762
Corporate Executive Board Co.	11,800	804,996
Dun & Bradstreet Corp.	13,700	1,509,740
Equifax, Inc.	34,820	2,525,843
FTI Consulting, Inc.*	12,600	476,532
Huron Consulting Group, Inc.*	272	19,263
IHS, Inc., Class A*	18,700	2,537,029
Manpowergroup, Inc.	20,980	1,780,153
Nielsen N.V.	73,400	3,553,294
On Assignment, Inc.*	9,270	329,734
Resources Connection, Inc.	25,650	336,271
Robert Half International, Inc.	37,260	1,778,792
Towers Watson & Co., Class A	17,900	1,865,717
TriNet Group, Inc.*	17,700	426,039
Verisk Analytics, Inc., Class A*	45,800	2,748,916
WageWorks, Inc.*	9,100	438,711

		22,121,816

Road & Rail (1.0%)
Amerco, Inc.	2,200	639,672
Avis Budget Group, Inc.*	28,490	1,700,568
Con-way, Inc.	19,100	962,831
CSX Corp.	272,750	8,403,427
Genesee & Wyoming, Inc., Class A*	14,700	1,543,500
Heartland Express, Inc.	14,400	307,296
Hertz Global Holdings, Inc.*	116,600	3,268,298

J.B. Hunt Transport Services, Inc.	28,850	$2,128,553
Kansas City Southern	32,950	3,542,455
Knight Transportation, Inc.	27,800	660,806
Landstar System, Inc.	15,650	1,001,600
Norfolk Southern Corp.	83,270	8,579,308
Old Dominion Freight Line, Inc.*	21,750	1,385,040
Ryder System, Inc.	16,900	1,488,721
Swift Transportation Co.*	17,600	444,048
Union Pacific Corp.	236,020	23,542,995
Werner Enterprises, Inc.	22,800	604,428

		60,203,546

Trading Companies & Distributors (0.4%)
Air Lease Corp.	21,000	810,180
Aircastle Ltd.	3,100	55,087
Applied Industrial Technologies, Inc.	15,500	786,315
Beacon Roofing Supply, Inc.*	10,700	354,384
Fastenal Co.	83,300	4,122,517
GATX Corp.	13,700	917,078
HD Supply Holdings, Inc.*	27,600	783,564
Houston Wire & Cable Co.	10	124
MRC Global, Inc.*	23,600	667,644
MSC Industrial Direct Co., Inc., Class A	12,200	1,166,808
NOW, Inc.*	27,920	1,010,983
TAL International Group, Inc.*	3,900	173,004
Textainer Group Holdings Ltd.	12,500	482,750
United Rentals, Inc.*	27,722	2,903,325
W.W. Grainger, Inc.	15,650	3,979,325
Watsco, Inc.	7,310	751,176
WESCO International, Inc.*	15,220	1,314,704

		20,278,968

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	30,100	600,796

Total Industrials		659,707,845

Information Technology (18.1%)
Communications Equipment (1.6%)
ADTRAN, Inc.	19,100	430,896
ARRIS Group, Inc.*	41,000	1,333,730
Aruba Networks, Inc.*	27,400	480,048
Brocade Communications Systems, Inc.	132,560	1,219,552
Ciena Corp.*	31,400	680,124
Cisco Systems, Inc.	1,334,470	33,161,579
CommScope Holding Co., Inc.*	19,100	441,783
EchoStar Corp., Class A*	10,500	555,870
F5 Networks, Inc.*	21,200	2,362,528
Finisar Corp.*	27,300	539,175
Harris Corp.	32,840	2,487,630
Infinera Corp.*	44,600	410,320
InterDigital, Inc.	10,700	511,460
JDS Uniphase Corp.*	76,350	952,085
Juniper Networks, Inc.*	123,400	3,028,236
Motorola Solutions, Inc.	60,421	4,022,226
Palo Alto Networks, Inc.*	13,500	1,131,975
Plantronics, Inc.	17,400	836,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Polycom, Inc.*	58,600	$734,258
QUALCOMM, Inc.	439,680	34,822,656
Riverbed Technology, Inc.*	47,200	973,736
Sonus Networks, Inc.*	25,900	92,981
Ubiquiti Networks, Inc.*	11,200	506,128
ViaSat, Inc.*	12,200	707,112

		92,422,158

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	44,920	4,327,593
Anixter International, Inc.	7,700	770,539
Arrow Electronics, Inc.*	26,000	1,570,660
Avnet, Inc.	38,720	1,715,683
AVX Corp.	26,900	357,232
Belden, Inc.	17,100	1,336,536
Benchmark Electronics, Inc.*	1,600	40,768
CDW Corp.	22,600	720,488
Cognex Corp.*	29,800	1,144,320
Coherent, Inc.*	7,000	463,190
Corning, Inc.	345,890	7,592,285
Dolby Laboratories, Inc., Class A*	12,700	548,640
FEI Co.	10,800	979,884
FLIR Systems, Inc.	42,200	1,465,606
II-VI, Inc.*	10,800	156,168
Ingram Micro, Inc., Class A*	41,200	1,203,452
InvenSense, Inc.*	21,300	483,297
IPG Photonics Corp.*	9,100	626,080
Itron, Inc.*	9,610	389,686
Jabil Circuit, Inc.	68,100	1,423,290
Knowles Corp.*	25,045	769,883
Littelfuse, Inc.	6,500	604,175
National Instruments Corp.	35,700	1,156,323
OSI Systems, Inc.*	2,100	140,175
Plexus Corp.*	9,600	415,584
RealD, Inc.*	4,000	51,040
Sanmina Corp.*	21,400	487,492
SYNNEX Corp.*	7,200	524,520
Tech Data Corp.*	11,200	700,224
Trimble Navigation Ltd.*	77,400	2,859,930
Universal Display Corp.*	2,100	67,410
Vishay Intertechnology, Inc.	39,600	613,404
Zebra Technologies Corp., Class A*	16,700	1,374,744

		37,080,301

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	53,600	3,272,816
Angie’s List, Inc.*	10,600	126,564
AOL, Inc.*	20,956	833,839
Bankrate, Inc.*	33,000	578,820
Blucora, Inc.*	5,500	103,785
comScore, Inc.*	1,300	46,124
Conversant, Inc.*	17,800	452,120
Cornerstone OnDemand, Inc.*	11,500	529,230
CoStar Group, Inc.*	7,535	1,191,811
Dealertrack Technologies, Inc.*	13,300	603,022
Demandware, Inc.*	7,800	541,086
eBay, Inc.*	330,170	16,528,310
Endurance International Group Holdings, Inc.*	29,400	449,526
Equinix, Inc.*	14,400	3,025,296

Facebook, Inc., Class A*	514,400	$34,613,976
Google, Inc., Class A*	73,125	42,753,994
Google, Inc., Class C*	74,025	42,585,102
GrubHub, Inc.*	13,200	467,412
IAC/InterActiveCorp	24,850	1,720,365
j2 Global, Inc.	14,600	742,556
LinkedIn Corp., Class A*	27,000	4,629,690
Liquidity Services, Inc.*	7,700	121,352
NIC, Inc.	14,900	236,165
OpenTable, Inc.*	5,500	569,800
Pandora Media, Inc.*	53,500	1,578,250
Rackspace Hosting, Inc.*	31,500	1,060,290
Shutterstock, Inc.*	5,500	456,390
SPS Commerce, Inc.*	500	31,595
Twitter, Inc.*	124,800	5,113,056
VeriSign, Inc.*	35,250	1,720,553
Vistaprint N.V.*	9,700	392,462
Web.com Group, Inc.*	10,600	306,022
WebMD Health Corp.*	10,100	487,830
Yahoo!, Inc.*	262,250	9,212,843
Yelp, Inc.*	13,200	1,012,176
Zillow, Inc., Class A*	7,500	1,071,975

		179,166,203

IT Services (3.1%)
Accenture plc, Class A	164,800	13,322,432
Acxiom Corp.*	13,900	301,491
Alliance Data Systems Corp.*	14,500	4,078,125
Amdocs Ltd.	45,210	2,094,579
Automatic Data Processing, Inc.	125,550	9,953,604
Booze Allen Hamilton Holding Corp.	26,400	560,736
Broadridge Financial Solutions, Inc.	40,810	1,699,328
CACI International, Inc., Class A*	4,400	308,924
Cardtronics, Inc.*	11,300	385,104
Cognizant Technology Solutions Corp., Class A*	161,700	7,908,747
Computer Sciences Corp.	37,740	2,385,168
Convergys Corp.	37,300	799,712
CoreLogic, Inc.*	26,300	798,468
DST Systems, Inc.	11,580	1,067,329
EPAM Systems, Inc.*	14,500	634,375
Euronet Worldwide, Inc.*	14,700	709,128
EVERTEC, Inc.	15,900	385,416
Fidelity National Information Services, Inc.	83,225	4,555,736
Fiserv, Inc.*	66,500	4,011,280
FleetCor Technologies, Inc.*	21,600	2,846,880
Forrester Research, Inc.	800	30,304
Gartner, Inc.*	25,500	1,798,260
Genpact Ltd.*	41,700	731,001
Global Payments, Inc.	21,600	1,573,560
Heartland Payment Systems, Inc.	3,400	140,114
iGATE Corp.*	17,100	622,269
International Business Machines Corp.	246,431	44,670,547
Jack Henry & Associates, Inc.	23,030	1,368,673
Leidos Holdings, Inc.	21,037	806,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

ManTech International Corp., Class A	11,200	$330,624
MasterCard, Inc., Class A	261,900	19,241,793
MAXIMUS, Inc.	24,800	1,066,896
NeuStar, Inc., Class A*	17,390	452,488
Paychex, Inc.	94,910	3,944,460
Sabre Corp.*	22,200	445,110
Sapient Corp.*	34,200	555,750
Science Applications International Corp.	12,021	530,847
Syntel, Inc.*	4,700	404,012
TeleTech Holdings, Inc.*	18,950	549,361
Teradata Corp.*	49,760	2,000,352
Total System Services, Inc.	46,200	1,451,142
Unisys Corp.*	15,096	373,475
Vantiv, Inc., Class A*	32,500	1,092,650
VeriFone Systems, Inc.*	29,900	1,098,825
Visa, Inc., Class A	130,650	27,529,262
Western Union Co.	167,560	2,905,490
WEX, Inc.*	10,100	1,060,197
Xerox Corp.	333,731	4,151,614

		179,732,197

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	188,500	789,815
Altera Corp.	86,250	2,998,050
Amkor Technology, Inc.*	39,100	437,138
Analog Devices, Inc.	89,870	4,859,271
Applied Materials, Inc.	332,820	7,505,091
Atmel Corp.*	109,700	1,027,889
Avago Technologies Ltd.	66,900	4,821,483
Broadcom Corp., Class A	150,970	5,604,006
Cavium, Inc.*	16,300	809,458
Cree, Inc.*	32,700	1,633,365
Entegris, Inc.*	30,140	414,274
Fairchild Semiconductor International, Inc.*	36,000	561,600
First Solar, Inc.*	17,400	1,236,444
Freescale Semiconductor Ltd.*	27,400	643,900
GT Advanced Technologies, Inc.*	35,800	665,880
Hittite Microwave Corp.	12,800	997,760
Integrated Device Technology, Inc.*	34,800	538,008
Intel Corp.	1,296,790	40,070,811
International Rectifier Corp.*	21,300	594,270
Intersil Corp., Class A	33,600	502,320
KLA-Tencor Corp.	47,080	3,419,891
Lam Research Corp.	46,175	3,120,506
Linear Technology Corp.	67,650	3,184,286
Marvell Technology Group Ltd.	129,930	1,861,897
Maxim Integrated Products, Inc.	81,250	2,747,063
Microchip Technology, Inc.	55,700	2,718,717
Micron Technology, Inc.*	284,050	9,359,448
Microsemi Corp.*	31,400	840,264
MKS Instruments, Inc.	15,800	493,592
Monolithic Power Systems, Inc.	1,600	67,760
NVIDIA Corp.	161,260	2,989,760
OmniVision Technologies, Inc.*	19,350	425,313
ON Semiconductor Corp.*	162,500	1,485,250
PMC-Sierra, Inc.*	47,500	361,475
Power Integrations, Inc.	9,100	523,614

Rambus, Inc.*	37,500	$536,250
RF Micro Devices, Inc.*	74,800	717,332
Semtech Corp.*	18,000	470,700
Silicon Laboratories, Inc.*	13,440	661,920
Skyworks Solutions, Inc.	49,400	2,319,824
SunEdison, Inc.*	73,470	1,660,422
SunPower Corp.*	11,900	487,662
Synaptics, Inc.*	10,300	933,592
Teradyne, Inc.	61,310	1,201,676
Texas Instruments, Inc.	281,190	13,438,070
TriQuint Semiconductor, Inc.*	37,300	589,713
Ultratech, Inc.*	1,100	24,398
Veeco Instruments, Inc.*	11,300	421,038
Xilinx, Inc.	70,200	3,321,162

		137,093,428

Software (3.8%)
ACI Worldwide, Inc.*	12,500	697,875
Activision Blizzard, Inc.	129,100	2,878,930
Adobe Systems, Inc.*	129,620	9,379,303
Advent Software, Inc.	14,000	455,980
ANSYS, Inc.*	28,900	2,191,198
Aspen Technology, Inc.*	32,500	1,508,000
Autodesk, Inc.*	62,550	3,526,569
Blackbaud, Inc.	13,000	464,620
CA, Inc.	93,050	2,674,257
Cadence Design Systems, Inc.*	82,930	1,450,446
Citrix Systems, Inc.*	43,350	2,711,542
CommVault Systems, Inc.*	15,300	752,301
Compuware Corp.	85,050	849,649
Concur Technologies, Inc.*	14,000	1,306,760
Electronic Arts, Inc.*	87,900	3,152,973
Epiq Systems, Inc.	30,400	427,120
FactSet Research Systems, Inc.	12,500	1,503,500
Fair Isaac Corp.	13,100	835,256
FireEye, Inc.*	22,300	904,265
Fortinet, Inc..*	40,400	1,015,252
Guidewire Software, Inc.*	13,500	548,910
Infoblox, Inc.*	14,200	186,730
Informatica Corp.*	37,700	1,344,005
Intuit, Inc.	78,450	6,317,579
Manhattan Associates, Inc.*	24,000	826,320
Mentor Graphics Corp.	37,800	815,346
MICROS Systems, Inc.*	22,100	1,500,590
Microsoft Corp.	2,151,850	89,732,145
MicroStrategy, Inc., Class A*	4,300	604,666
NetScout Systems, Inc.*	10,700	474,438
NetSuite, Inc.*	8,900	773,232
Nuance Communications, Inc.*	84,490	1,585,877
Oracle Corp.	855,612	34,677,954
Pegasystems, Inc.	16,200	342,144
Progress Software Corp.*	19,000	456,760
Proofpoint, Inc.*	4,400	164,824
PTC, Inc.*	33,950	1,317,260
Qlik Technologies, Inc.*	23,900	540,618
RealPage, Inc.*	20,900	469,832
Red Hat, Inc.*	53,800	2,973,526
Rovi Corp.*	41,550	995,538
Salesforce.com, Inc.*	162,700	9,449,616
ServiceNow, Inc.*	37,500	2,323,500
SolarWinds, Inc.*	19,400	750,004
Solera Holdings, Inc.	21,110	1,417,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Splunk, Inc.*	29,100	$1,610,103
SS&C Technologies Holdings, Inc.*	14,100	623,502
Symantec Corp.	197,790	4,529,391
Synchronoss Technologies, Inc.*	10,910	381,414
Synopsys, Inc.*	48,120	1,868,018
Tableau Software, Inc., Class A*	9,900	706,167
Take-Two Interactive Software, Inc.*	25,800	573,792
TIBCO Software, Inc.*	60,140	1,213,024
TiVo, Inc.*	39,400	508,654
Tyler Technologies, Inc.*	9,400	857,374
Ultimate Software Group, Inc.*	6,600	911,922
Verint Systems, Inc.*	14,800	725,940
VirnetX Holding Corp.*	1,500	26,415
VMware, Inc., Class A*	23,100	2,236,311
Workday, Inc., Class A*	24,400	2,192,584
Zynga, Inc., Class A*	123,800	397,398

		218,636,756

Technology Hardware, Storage & Peripherals (3.5%)
3D Systems Corp.*	28,530	1,706,094
Apple, Inc.	1,570,795	145,973,979
Cray, Inc.*	1,400	37,240
Diebold, Inc.	16,050	644,728
Electronics for Imaging, Inc.*	12,900	583,080
EMC Corp.	533,290	14,046,859
Hewlett-Packard Co.	493,732	16,628,894
Lexmark International, Inc., Class A	18,690	900,110
NCR Corp.*	45,900	1,610,631
NetApp, Inc.	94,750	3,460,270
Nimble Storage, Inc.*	15,300	470,016
QLogic Corp.*	19,100	192,719
SanDisk Corp.	62,290	6,504,945
Stratasys Ltd.*	12,900	1,465,827
Western Digital Corp.	59,770	5,516,771

		199,742,163

Total Information Technology		1,043,873,206

Materials (3.9%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	55,380	7,122,975
Airgas, Inc.	17,300	1,884,143
Albemarle Corp.	23,000	1,644,500
Ashland, Inc.	21,064	2,290,499
Axiall Corp.	20,500	969,035
Balchem Corp.	6,600	353,496
Cabot Corp.	19,700	1,142,403
Celanese Corp.	44,500	2,860,460
CF Industries Holdings, Inc.	14,702	3,536,272
Chemtura Corp.*	31,600	825,708
Cytec Industries, Inc.	11,900	1,254,498
Dow Chemical Co.	313,680	16,141,973
E.I. du Pont de Nemours & Co.	239,240	15,655,866
Eastman Chemical Co.	39,128	3,417,831
Ecolab, Inc.	71,288	7,937,206
Flotek Industries, Inc.*	14,000	450,240
FMC Corp.	38,600	2,747,934
H.B. Fuller Co.	16,100	774,410

Huntsman Corp.	55,200	$1,551,120
International Flavors & Fragrances, Inc.	22,000	2,294,160
Kronos Worldwide, Inc.	29,400	460,698
LyondellBasell Industries N.V., Class A	114,900	11,219,985
Minerals Technologies, Inc.	11,400	747,612
Monsanto Co.	136,500	17,027,010
Mosaic Co.	86,530	4,278,908
NewMarket Corp.	3,300	1,293,963
Olin Corp.	29,800	802,216
Platform Specialty Products Corp.*	22,200	622,266
PolyOne Corp.	31,700	1,335,838
PPG Industries, Inc.	36,000	7,565,400
Praxair, Inc.	76,300	10,135,692
Rayonier Advanced Materials, Inc.*	13,475	522,151
Rockwood Holdings, Inc.	19,730	1,499,283
RPM International, Inc.	37,150	1,715,587
Scotts Miracle-Gro Co., Class A	11,900	676,634
Sensient Technologies Corp.	20,600	1,147,832
Sherwin-Williams Co.	24,500	5,069,295
Sigma-Aldrich Corp.	34,900	3,541,652
Valspar Corp.	25,300	1,927,607
W.R. Grace & Co.*	22,000	2,079,660
Westlake Chemical Corp.	14,400	1,206,144

		149,730,162

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	1,357,632
Martin Marietta Materials, Inc.	13,600	1,795,880
Texas Industries, Inc.*	5,900	544,924
Vulcan Materials Co.	40,100	2,556,375

		6,254,811

Containers & Packaging (0.4%)
AptarGroup, Inc.	20,200	1,353,602
Avery Dennison Corp.	26,550	1,360,688
Ball Corp.	37,200	2,331,696
Bemis Co., Inc.	29,800	1,211,668
Berry Plastics Group, Inc.*	23,400	603,720
Crown Holdings, Inc.*	37,150	1,848,584
Graphic Packaging Holding Co.*	85,200	996,840
Greif, Inc., Class A	10,000	545,600
MeadWestvaco Corp.	49,400	2,186,444
Owens-Illinois, Inc.*	46,650	1,615,956
Packaging Corp. of America	26,500	1,894,485
Rock-Tenn Co., Class A	19,300	2,037,887
Sealed Air Corp.	55,360	1,891,651
Silgan Holdings, Inc.	11,600	589,512
Sonoco Products Co.	32,660	1,434,754

		21,903,087

Metals & Mining (0.7%)
Alcoa, Inc.	296,150	4,409,673
Allegheny Technologies, Inc.	35,260	1,590,226
Carpenter Technology Corp.	14,900	942,425
Cliffs Natural Resources, Inc.	48,640	732,032
Commercial Metals Co.	49,390	854,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Compass Minerals International, Inc.	12,400	$1,187,176
Freeport-McMoRan Copper & Gold, Inc.	281,094	10,259,931
Newmont Mining Corp.	147,600	3,754,944
Nucor Corp.	87,620	4,315,285
Reliance Steel & Aluminum Co.	22,200	1,636,362
Royal Gold, Inc.	18,000	1,370,160
Southern Copper Corp.	50,544	1,535,021
Steel Dynamics, Inc.	71,300	1,279,835
Stillwater Mining Co.*	31,500	552,825
Tahoe Resources, Inc.*	19,500	510,900
U.S. Silica Holdings, Inc.	14,000	776,160
United States Steel Corp.	51,590	1,343,404
Worthington Industries, Inc.	15,600	671,424

		37,722,724

Paper & Forest Products (0.1%)
Domtar Corp.	18,480	791,868
International Paper Co.	116,850	5,897,420
KapStone Paper and Packaging Corp.*	23,200	768,616
Louisiana-Pacific Corp.*	42,500	638,350

		8,096,254

Total Materials		223,707,038

Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.0%)
8x8, Inc.*	1,000	8,080
AT&T, Inc.	1,352,184	47,813,226
Cbeyond, Inc.*	800	7,960
CenturyLink, Inc.	152,979	5,537,840
Cincinnati Bell, Inc.*	10,800	42,444
Cogent Communications Holdings, Inc.	12,800	442,240
Consolidated Communications Holdings, Inc.	2,300	51,152
FairPoint Communications, Inc.*	1,500	20,955
Frontier Communications Corp.	280,290	1,636,894
General Communication, Inc., Class A*	2,200	24,376
Globalstar, Inc.*	114,700	487,475
Hawaiian Telcom Holdco, Inc.*	600	17,166
IDT Corp., Class B	2,400	41,808
inContact, Inc.*	6,800	62,492
Intelsat S.A.*	6,500	122,460
Iridium Communications, Inc.*	300	2,538
Level 3 Communications, Inc.*	46,946	2,061,399
Lumos Networks Corp.	100	1,447
magicJack VocalTec Ltd.*	100	1,512
ORBCOMM, Inc.*	3,100	20,429
Premiere Global Services, Inc.*	1,700	22,695
tw telecom, Inc.*	42,700	1,721,237
Verizon Communications, Inc.	1,078,740	52,782,748
Windstream Holdings, Inc.	157,011	1,563,829

		114,494,402

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	3,100	21,173
Leap Wireless International, Inc. (b)*	1,900	4,788

NTELOS Holdings Corp.	3,600	$44,856
RingCentral, Inc., Class A*	2,000	30,260
SBA Communications Corp., Class A*	37,500	3,836,250
Shenandoah Telecommunications Co.	300	9,138
Sprint Corp.*	240,579	2,052,139
Telephone & Data Systems, Inc.	28,186	735,937
T-Mobile US, Inc.*	69,200	2,326,504
U.S. Cellular Corp.*	13,900	567,120
USA Mobility, Inc.	1,900	29,260

		9,657,425

Total Telecommunication Service		124,151,827

Utilities (3.2%)
Electric Utilities (1.6%)
ALLETE, Inc.	10,500	539,175
American Electric Power Co., Inc.	130,470	7,276,312
Cleco Corp.	16,100	949,095
Duke Energy Corp.	187,885	13,939,188
Edison International	83,360	4,844,050
Entergy Corp.	51,000	4,186,590
Exelon Corp.	223,156	8,140,731
FirstEnergy Corp.	118,804	4,124,875
Great Plains Energy, Inc.	43,600	1,171,532
Hawaiian Electric Industries, Inc.	34,200	865,944
IDACORP, Inc.	11,450	662,153
ITC Holdings Corp.	44,400	1,619,712
NextEra Energy, Inc.	111,450	11,421,396
Northeast Utilities	82,209	3,886,019
OGE Energy Corp.	60,600	2,368,248
Pepco Holdings, Inc.	69,250	1,902,990
Pinnacle West Capital Corp.	32,500	1,879,800
PNM Resources, Inc.	28,700	841,771
Portland General Electric Co.	28,500	988,095
PPL Corp.	174,850	6,212,421
Southern Co.	231,050	10,485,049
UIL Holdings Corp.	18,500	716,135
UNS Energy Corp.	12,200	737,002
Westar Energy, Inc.	30,000	1,145,700
Xcel Energy, Inc.	136,180	4,389,081

		95,293,064

Gas Utilities (0.2%)
AGL Resources, Inc.	28,683	1,578,425
Atmos Energy Corp.	25,200	1,345,680
National Fuel Gas Co.	21,100	1,652,130
New Jersey Resources Corp.	9,800	560,168
ONE Gas, Inc.	14,125	533,219
Piedmont Natural Gas Co., Inc.	19,900	744,459
Questar Corp.	47,000	1,165,600
South Jersey Industries, Inc.	12,100	730,961
Southwest Gas Corp.	17,200	907,988
UGI Corp.	32,450	1,638,725
WGL Holdings, Inc.	19,100	823,210

		11,680,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	188,995	$2,938,872
Calpine Corp.*	110,300	2,626,243
Dynegy, Inc.*	28,400	988,320
NRG Energy, Inc.	87,821	3,266,941

		9,820,376

Multi-Utilities (1.1%)
Alliant Energy Corp.	26,900	1,637,134
Ameren Corp.	65,000	2,657,200
Avista Corp.	19,200	643,584
Black Hills Corp.	13,000	798,070
CenterPoint Energy, Inc.	116,450	2,974,133
CMS Energy Corp.	71,500	2,227,225
Consolidated Edison, Inc.	74,600	4,307,404
Dominion Resources, Inc.	151,150	10,810,248
DTE Energy Co.	46,500	3,620,955
Integrys Energy Group, Inc.	20,300	1,443,939
MDU Resources Group, Inc.	48,250	1,693,575
NiSource, Inc.	79,300	3,119,662
NorthWestern Corp.	8,700	454,053
PG&E Corp.	121,220	5,820,984
Public Service Enterprise Group, Inc.	140,800	5,743,232
SCANA Corp.	38,550	2,074,376
Sempra Energy	66,590	6,972,639
TECO Energy, Inc.	59,350	1,096,788
Vectren Corp.	18,000	765,000
Wisconsin Energy Corp.	64,400	3,021,648

		61,881,849

Water Utilities (0.1%)
American Water Works Co., Inc.	44,000	2,175,800
Aqua America, Inc.	50,062	1,312,626

		3,488,426

Total Utilities		182,164,280

Total Common Stocks (98.7%) (Cost $3,088,763,959)		5,702,618,362

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49* (Cost $—)	8,800	1,020

Total Investments (98.7%) (Cost $3,088,763,959)		5,702,619,382
Other Assets Less Liabilities (1.3%)		76,810,137

Net Assets (100%)		$5,779,429,519

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $30,808,080.
(b)	Illiquid Security.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	74	September-14	$8,726,250	$8,808,220	$81,970
S&P 500 E-Mini Index	628	September-14	61,230,428	61,305,360	74,932

					$156,902

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$710,177,155	$—	$—	$710,177,155
Consumer Staples	470,536,846	—	—	470,536,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$559,848,307	$—	$—	$559,848,307
Financials	984,640,153	—	—	984,640,153
Health Care	743,811,705	—	—	743,811,705
Industrials	659,707,845	—	—	659,707,845
Information Technology	1,043,873,206	—	—	1,043,873,206
Materials	223,707,038	—	—	223,707,038
Telecommunication Services	124,147,039	4,788	—	124,151,827
Utilities	182,164,280	—	—	182,164,280
Futures	156,902	—	—	156,902
Rights
Health Care	1,020	—	—	1,020

Total Assets	$5,702,771,496	$4,788	$—	$5,702,776,284

Total Liabilities	$—	$—	$—	$—

Total	$5,702,771,496	$4,788	$—	$5,702,776,284

(a)	A security with a market value of $3,992,808 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	156,902	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$156,902

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,733,929	—	—	1,733,929
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,733,929	$—	$—	$1,733,929

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(287,801)	—	—	(287,801)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(287,801)	$—	$—	$(287,801)

^	This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $42,285,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$156,902	(c)	$—	$—	$156,902

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$165,789,571
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$409,619,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,828,085,359
Aggregate gross unrealized depreciation	(256,540,509)

Net unrealized appreciation	$2,571,544,850

Federal income tax cost of investments	$3,131,074,532

The Portfolio has a net capital loss carryforward of $1,689,697,877 of which $5,306,856 expires in the year 2016 and $1,684,391,021 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $3,088,763,959)	$5,702,619,382
Cash	48,598,068
Receivable for securities sold	81,841,661
Dividends, interest and other receivables	6,117,120
Receivable from Separate Accounts for Trust shares sold	1,072,795
Due from broker for futures variation margin	61,996
Other assets	58,481

Total assets	5,840,369,503

LIABILITIES
Payable for securities purchased	54,560,959
Payable to Separate Accounts for Trust shares redeemed	2,699,860
Investment management fees payable	1,638,130
Distribution fees payable – Class IA	877,143
Administrative fees payable	493,641
Distribution fees payable – Class IB	303,190
Trustees’ fees payable	22,528
Accrued expenses	344,533

Total liabilities	60,939,984

NET ASSETS	$5,779,429,519

Net assets were comprised of:
Paid in capital	$4,679,906,910
Accumulated undistributed net investment income (loss)	39,942,363
Accumulated undistributed net realized gain (loss) on investments and futures	(1,554,432,079)
Net unrealized appreciation (depreciation) on investments and futures	2,614,012,325

Net assets	$5,779,429,519

Class IA
Net asset value, offering and redemption price per share, $4,294,820,561 / 169,587,862 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.33

Class IB
Net asset value, offering and redemption price per share, $1,484,608,958 / 58,934,405 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,333 foreign withholding tax)	$54,616,779
Interest	17,775

Total income	54,634,554

EXPENSES
Investment management fees	9,658,457
Distribution fees – Class IA	5,169,897
Administrative fees	2,836,220
Distribution fees – Class IB	1,786,058
Printing and mailing expenses	285,544
Custodian fees	88,020
Professional fees	79,659
Trustees’ fees	76,141
Miscellaneous	64,322

Total expenses	20,044,318

NET INVESTMENT INCOME (LOSS)	34,590,236

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	181,648,416
Futures	1,733,929

Net realized gain (loss)	183,382,345

Change in unrealized appreciation (depreciation) on:
Investments	149,161,528
Futures	(287,801)

Net change in unrealized appreciation (depreciation)	148,873,727

NET REALIZED AND UNREALIZED GAIN (LOSS)	332,256,072

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$366,846,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$34,590,236	$68,233,177
Net realized gain (loss) on investments and futures	183,382,345	222,943,858
Net change in unrealized appreciation (depreciation) on investments and futures	148,873,727	1,174,006,009

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	366,846,308	1,465,183,044

DIVIDENDS:
Dividends from net investment income
Class IA	—	(50,063,367)
Class IB	—	(17,454,803)

TOTAL DIVIDENDS	—	(67,518,170)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 847,283 and 2,307,638 shares, respectively ]	20,333,078	48,773,350
Capital shares issued in reinvestment of dividends [ 0 and 2,155,506 shares, respectively ]	—	50,063,367
Capital shares repurchased [ (8,418,306) and (22,111,499) shares, respectively ]	(202,405,031)	(466,270,226)

Total Class IA transactions	(182,071,953)	(367,433,509)

Class IB
Capital shares sold [ 1,488,742 and 4,387,904 shares, respectively ]	35,456,400	91,232,820
Capital shares issued in reinvestment of dividends [ 0 and 755,531 shares, respectively ]	—	17,454,803
Capital shares repurchased [ (4,507,325) and (9,429,127) shares, respectively ]	(107,336,095)	(199,841,093)

Total Class IB transactions	(71,879,695)	(91,153,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(253,951,648)	(458,586,979)

TOTAL INCREASE (DECREASE) IN NET ASSETS	112,894,660	939,077,895
NET ASSETS:
Beginning of period	5,666,534,859	4,727,456,964

End of period (a)	$5,779,429,519	$5,666,534,859

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$39,942,363	$5,352,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO(ee)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$23.73	$18.13	$15.94	$16.07	$14.04	$11.11

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.27 (e)	0.27 (e)	0.25 (e)	0.22 (e)	0.24 (e)
Net realized and unrealized gain (loss) on investments and futures	1.45	5.61	2.21	(0.13)	2.04	2.94

Total from investment operations	1.60	5.88	2.48	0.12	2.26	3.18

Less distributions:
Dividends from net investment income	—	(0.28)	(0.29)	(0.25)	(0.23)	(0.25)

Net asset value, end of period	$25.33	$23.73	$18.13	$15.94	$16.07	$14.04

Total return (b)	6.74%	32.49%	15.54%	0.82%	16.14%	28.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,294,821	$4,204,128	$3,532,647	$3,421,651	$3,823,474	$3,688,279
Ratio of expenses to average net assets (a)	0.72%	0.72%	0.72%	0.47%	0.47%	0.49%
Ratio of net investment income (loss) to average net assets (a)	1.24%	1.30%	1.54%	1.50%	1.53%	2.02%
Portfolio turnover rate (z)	3%	4%	3%	5%	10%	4%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$23.61	$18.04	$15.85	$15.99	$13.96	$11.05

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.27 (e)	0.27 (e)	0.20 (e)	0.18 (e)	0.21 (e)
Net realized and unrealized gain (loss) on investments and futures	1.43	5.58	2.21	(0.13)	2.04	2.91

Total from investment operations	1.58	5.85	2.48	0.07	2.22	3.12

Less distributions:
Dividends from net investment income	—	(0.28)	(0.29)	(0.21)	(0.19)	(0.21)

Net asset value, end of period	$25.19	$23.61	$18.04	$15.85	$15.99	$13.96

Total return (b)	6.69%	32.48%	15.62%	0.50%	15.93%	28.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,484,609	$1,462,407	$1,194,810	$1,152,609	$1,297,833	$1,256,746
Ratio of expenses to average net assets (a)	0.72%	0.72%	0.72%	0.72%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets (a)	1.24%	1.30%	1.54%	1.25%	1.28%	1.77%
Portfolio turnover rate (z)	3%	4%	3%	5%	10%	4%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ee)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Common Stock Index II Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Exchange Traded Funds	29.7%
Information Technology	18.2
Health Care	16.7
Financials	10.0
Consumer Discretionary	8.2
Industrials	6.9
Energy	3.4
Telecommunication Services	0.6
Consumer Staples	0.6
Utilities	0.2
Cash and Other	5.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,090.40	$6.74
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51
Class K
Actual	1,000.00	1,092.30	5.45
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd. 4.875%	350	$36,382

Total Consumer Staples		36,382

Energy (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Chesapeake Energy Corp. 5.750%§	245	310,384
Sanchez Energy Corp. 6.500%	1,500	143,730

Total Energy		454,114

Financials (7.3%)
Banks (3.7%)
Huntington Bancshares, Inc./Ohio 8.500%	235	313,130
KeyCorp 7.750%	1,000	131,050
Wells Fargo & Co. 7.500%	200	242,800

		686,980

Insurance (0.6%)
Maiden Holdings Ltd. 7.250%	2,350	112,636

Real Estate Investment Trusts (REITs) (3.0%)
Crown Castle International Corp. 4.500%	1,412	143,911
Health Care REIT, Inc. 6.500%	2,450	141,463
iStar Financial, Inc. 4.500%	2,000	128,500
Weyerhaeuser Co. 6.375%	2,726	154,701

		568,575

Total Financials		1,368,191

Health Care (0.6%)
Health Care Equipment & Supplies (0.6%)
Alere, Inc. 3.000%	380	120,175

Total Health Care		120,175

Industrials (2.2%)
Aerospace & Defense (1.0%)
United Technologies Corp. 7.500%	2,904	189,312

Machinery (0.6%)
Stanley Black & Decker, Inc. 6.250%	1,000	114,030

Road & Rail (0.6%)
Genesee & Wyoming, Inc. 5.000%	796	107,253

Total Industrials		410,595

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Intelsat S.A. 5.750%	1,050	$53,456
Iridium Communications, Inc. 6.750%	57	18,818

Total Telecommunication Services		72,274

Utilities (0.2%)
Electric Utilities (0.1%)
Exelon Corp. 6.500%	520	28,052

Multi-Utilities (0.1%)
Dominion Resources, Inc. 6.375%	282	14,840

Total Utilities		42,892

Total Convertible Preferred Stock (13.3%) (Cost $2,372,021)		2,504,623

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (29.7%)
SPDR® Barclays Convertible Securities ETF (Cost $5,188,081)	110,840	5,597,420

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (51.5%)
Consumer Discretionary (8.2%)
Automobiles (1.1%)
Ford Motor Co. 4.250%, 11/15/16	$73,000	145,863
Tesla Motors, Inc. 1.500%, 6/1/18	27,000	54,675

		200,538

Hotels, Restaurants & Leisure (0.8%)
MGM Resorts International 4.250%, 4/15/15	105,000	154,153

Household Durables (2.1%)
Jarden Corp. 1.875%, 9/15/18	110,000	151,594
Lennar Corp. 3.250%, 11/15/21§	16,000	29,460
Ryland Group, Inc. 1.625%, 5/15/18	155,000	215,450

		396,504

Internet & Catalog Retail (1.6%)
HomeAway, Inc. 0.125%, 4/1/19§	17,000	16,607
priceline.com, Inc. 1.000%, 3/15/18	197,000	279,124

		295,731

Media (1.9%)
Liberty Interactive LLC 0.750%, 3/30/43	130,000	174,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Liberty Media Corp. 1.375%, 10/15/23§	$120,000	$121,650
Live Nation Entertainment, Inc. 2.500%, 5/15/19§	80,000	83,300

		379,150

Specialty Retail (0.7%)
Restoration Hardware Holdings, Inc. (Zero Coupon), 6/15/19§	122,000	126,651

Total Consumer Discretionary		1,552,727

Consumer Staples (0.4%)
Tobacco (0.4%)
Vector Group Ltd. 1.750%, 4/15/20	65,000	68,128

Total Consumer Staples		68,128

Energy (1.0%)
Energy Equipment & Services (0.4%)
SEACOR Holdings, Inc. 2.500%, 12/15/27	60,000	68,475

Oil, Gas & Consumable Fuels (0.6%)
Cobalt International Energy, Inc. 3.125%, 5/15/24	109,000	117,243

Total Energy		185,718

Financials (2.7%)
Capital Markets (0.2%)
Walter Investment Management Corp. 4.500%, 11/1/19	35,000	32,397

Consumer Finance (1.0%)
Encore Capital Group, Inc. 3.000%, 7/1/20§	75,000	87,328
Ezcorp, Inc. 2.125%, 6/15/19§	26,000	25,610
Portfolio Recovery Associates, Inc. 3.000%, 8/1/20§	64,000	76,160

		189,098

Diversified Financial Services (0.1%)
TPG Specialty Lending, Inc. 4.500%, 12/15/19§	18,000	17,933

Insurance (0.7%)
Fidelity National Financial, Inc. 4.250%, 8/15/18	75,000	123,047

Real Estate Investment Trusts (REITs) (0.5%)
Colony Financial, Inc. 5.000%, 4/15/23	35,000	37,647
iStar Financial, Inc. 3.000%, 11/15/16	36,000	51,007

		88,654

Real Estate Management & Development (0.2%)
Forest City Enterprises, Inc. 4.250%, 8/15/18	40,000	45,200

Total Financials		496,329

Health Care (16.1%)
Biotechnology (7.9%)
Acorda Therapeutics, Inc. 1.750%, 6/15/21	$12,000	$12,442
BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	120,000	126,375
Cepheid, Inc. 1.250%, 2/1/21§	62,000	64,015
Cubist Pharmaceuticals, Inc. 1.875%, 9/1/20(m)	200,000	228,000
Emergent Biosolutions, Inc. 2.875%, 1/15/21§	58,000	60,646
Gilead Sciences, Inc. 1.625%, 5/1/16	96,000	349,920
Incyte Corp. Ltd.
0.375%, 11/15/18§	17,000	22,631
1.250%, 11/15/20§	58,000	78,119
Medivation, Inc. 2.625%, 4/1/17	118,000	188,062
Orexigen Therapeutics, Inc. 2.750%, 12/1/20§	119,000	127,925
Regeneron Pharmaceuticals, Inc. 1.875%, 10/1/16	10,000	33,569
Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/18§	78,000	81,266
Theravance, Inc. 2.125%, 1/15/23	75,000	108,141

		1,481,111

Health Care Equipment & Supplies (0.9%)
Insulet Corp. 2.000%, 6/15/19	72,000	79,605
Spectranetics Corp. 2.625%, 6/1/34	27,000	28,063
Teleflex, Inc. 3.875%, 8/1/17	38,000	66,643

		174,311

Health Care Providers & Services (3.3%)
Brookdale Senior Living, Inc. 2.750%, 6/15/18	90,000	122,569
HealthSouth Corp. 2.000%, 12/1/43	125,000	136,953
Molina Healthcare, Inc. 1.125%, 1/15/20	105,000	131,250
Omnicare, Inc. 3.500%, 2/15/44	146,000	165,345
WellPoint, Inc. 2.750%, 10/15/42	50,000	76,594

		632,711

Life Sciences Tools & Services (1.4%)
Fluidigm Corp. 2.750%, 2/1/34	46,000	43,614
Illumina, Inc.
0.250%, 3/15/16	78,000	167,651
0.500%, 6/15/21§	50,000	51,500

		262,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Pharmaceuticals (2.6%)
Auxilium Pharmaceuticals, Inc. 1.500%, 7/15/18	$90,000	$97,425
Mylan, Inc. 3.750%, 9/15/15	20,000	77,537
Salix Pharmaceuticals Ltd. 1.500%, 3/15/19	86,000	168,829
Teva Pharmaceutical Finance Co. LLC 0.250%, 2/1/26	124,000	158,488

		502,279

Total Health Care		3,053,177

Industrials (4.7%)
Air Freight & Logistics (0.7%)
UTi Worldwide, Inc. 4.500%, 3/1/19§	46,000	48,933
XPO Logistics, Inc. 4.500%, 10/1/17	38,000	70,704

		119,637

Airlines (1.4%)
Hawaiian Holdings, Inc. 5.000%, 3/15/16	60,000	108,450
United Airlines, Inc. 4.500%, 1/15/15	70,000	153,519

		261,969

Electrical Equipment (1.2%)
EnerSys, Inc. 3.375%, 6/1/38 (e)	46,000	79,264
General Cable Corp. 4.500%, 11/15/29 (e)	20,000	19,800
SolarCity Corp. 2.750%, 11/1/18	90,000	125,100

		224,164

Machinery (0.7%)
Chart Industries, Inc. 2.000%, 8/1/18	60,000	83,812
Terex Corp. 4.000%, 6/1/15	20,000	51,088

		134,900

Road & Rail (0.7%)
Avis Budget Group, Inc. 3.500%, 10/1/14	36,000	132,615

Total Industrials		873,285

Information Technology (18.2%)
Communications Equipment (1.3%)
Ciena Corp.
4.000%, 3/15/15 (m)	115,000	137,497
3.750%, 10/15/18§	53,000	72,776
Palo Alto Networks, Inc. (Zero Coupon), 7/1/19§	40,000	41,275

		251,548

Electronic Equipment, Instruments & Components (0.8%)
TTM Technologies, Inc. 1.750%, 12/15/20	107,000	116,898

Vishay Intertechnology, Inc. 2.250%, 11/15/40§	$30,000	$36,169

		153,067

Internet Software & Services (2.7%)
Cornerstone OnDemand, Inc. 1.500%, 7/1/18§	51,000	58,473
Equinix, Inc.
4.750%, 6/15/16	51,000	130,177
j2 Global, Inc. 3.250%, 6/15/29	23,000	23,331
VeriSign, Inc. 3.250%, 8/15/37	102,000	154,721
Yahoo!, Inc. (Zero Coupon), 12/1/18§	147,000	146,265

		512,967

IT Services (0.5%)
Cardtronics, Inc. 1.000%, 12/1/20§	33,000	30,154
ServiceSource International, Inc. 1.500%, 8/1/18§	59,000	50,998

		81,152

Semiconductors & Semiconductor Equipment (6.2%)
Microchip Technology, Inc. 2.125%, 12/15/37	96,000	183,420
Micron Technology, Inc. 2.375%, 5/1/32	100,000	344,125
Novellus Systems, Inc. 2.625%, 5/15/41	154,000	311,657
ON Semiconductor Corp. 2.625%, 12/15/26	124,000	145,467
SunEdison, Inc.
2.000%, 10/1/18§	70,000	119,131
0.250%, 1/15/20§	46,000	49,249
2.750%, 1/1/21§	17,000	29,346
SunPower Corp. 0.875%, 6/1/21§	6,000	7,024

		1,189,419

Software (5.4%)
Cadence Design Systems, Inc. 2.625%, 6/1/15	50,000	116,187
Citrix Systems, Inc. 0.500%, 4/15/19§	90,000	95,287
Electronic Arts, Inc. 0.750%, 7/15/16	42,000	53,104
Nuance Communications, Inc. 2.750%, 8/15/27	120,000	127,200
Salesforce.com, Inc. 0.250%, 4/1/18	370,000	424,806
ServiceNow, Inc. (Zero Coupon), 11/1/18§	35,000	38,412
Take-Two Interactive Software, Inc. 1.750%, 12/1/16	100,000	130,875
Verint Systems, Inc. 1.500%, 6/1/21	37,000	37,925

		1,023,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Technology Hardware, Storage & Peripherals (1.3%)
SanDisk Corp.
1.500%, 8/15/17	$70,000	$142,406
0.500%, 10/15/20§	75,000	94,360

		236,766

Total Information Technology		3,448,715

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
JDS Uniphase Corp. 0.625%, 8/15/33 (m)	47,000	47,117

Total Telecommunication Services		47,117

Total Convertible Bonds		9,725,196

Total Long-Term Debt Securities (51.5%) (Cost $8,897,057)		9,725,196

Total Investments (94.5%) (Cost $16,457,159)		17,827,239
Other Assets Less Liabilities (5.5%)		1,042,630

Net Assets (100%)		$18,869,869

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $2,299,037 or 12.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(e)	Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2014, the market value of these securities amounted to $412,614 or 2.2% of net assets.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$—	$1,552,727	$—	$1,552,727
Consumer Staples	—	68,128	—	68,128
Energy	—	185,718	—	185,718
Financials	—	496,329	—	496,329
Health Care	—	3,053,177	—	3,053,177
Industrials	—	873,285	—	873,285
Information Technology	—	3,448,715	—	3,448,715
Telecommunication Services	—	47,117	—	47,117
Convertible Preferred Stocks
Consumer Staples	36,382	—	—	36,382
Energy	—	454,114	—	454,114
Financials	1,237,141	131,050	—	1,368,191
Health Care	120,175	—	—	120,175
Industrials	410,595	—	—	410,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Telecommunication Services	$72,274	$—	$—	$72,274
Utilities	42,892	—	—	42,892
Investment Companies
Exchange Traded Funds (ETFs)	5,597,420	—	—	5,597,420

Total Assets	$7,516,879	$10,310,360	$—	$17,827,239

Total Liabilities	$—	$—	$—	$—

Total	$7,516,879	$10,310,360	$—	$17,827,239

(a)	Securities with a market value of $235,753 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.
(b)	A security with a market value of $131,050 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,283,309
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,440,931

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,503,798
Aggregate gross unrealized depreciation	(136,936)

Net unrealized appreciation	$1,366,862

Federal income tax cost of investments	$16,460,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $16,457,159)	$17,827,239
Cash	935,702
Receivable for securities sold	97,724
Dividends, interest and other receivables	45,760
Receivable from Separate Accounts for Trust shares sold	17,996
Deferred offering cost	14,187
Other assets	245

Total assets	18,938,853

LIABILITIES
Investment management fees payable	19,195
Administrative fees payable	18,174
Payable for securities purchased	14,100
Distribution fees payable – Class IB	1,530
Payable to Separate Accounts for Trust shares redeemed	506
Trustees’ fees payable	29
Accrued expenses	15,450

Total liabilities	68,984

NET ASSETS	$18,869,869

Net assets were comprised of:
Paid in capital	$17,202,673
Accumulated undistributed net investment income (loss)	67,975
Accumulated undistributed net realized gain (loss) on investments	229,141
Net unrealized appreciation (depreciation) on investments	1,370,080

Net assets	$18,869,869

Class IB
Net asset value, offering and redemption price per share, $7,558,465 / 680,785 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.10

Class K
Net asset value, offering and redemption price per share, $11,311,404 / 1,017,538 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$106,696
Interest	56,346

Total income	163,042

EXPENSES
Investment management fees	55,935
Administrative fees	26,954
Offering costs	21,400
Professional fees	20,009
Custodian fees	12,397
Distribution fees – Class IB	8,041
Printing and mailing expenses	718
Trustees’ fees	189
Miscellaneous	345

Gross expenses	145,988
Less: Waiver from investment manager	(54,003)

Net expenses	91,985

NET INVESTMENT INCOME (LOSS)	71,057

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	219,251
Net change in unrealized appreciation (depreciation) on investments	1,116,464

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,335,715

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,406,772

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$71,057	$69,435
Net realized gain (loss) on investments	219,251	41,390
Net change in unrealized appreciation (depreciation) on investments	1,116,464	253,616

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,406,772	364,441

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(30,947)
Class K	—	(52,657)

	—	(83,604)

Distributions from net realized capital gains
Class IB	—	(11,174)
Class K	—	(19,013)

	—	(30,187)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(113,791)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 178,983 and 502,639 shares, respectively ]	1,901,569	5,026,573
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,201 shares, respectively ]	—	42,121
Capital shares repurchased [ (5,036) and (2) shares, respectively ]	(55,296)	(26)

Total Class IB transactions	1,846,273	5,068,668

Class K
Capital shares sold [ 206,028 and 840,666 shares, respectively ]	2,198,290	8,400,782
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,148 shares, respectively ]	—	71,670
Capital shares repurchased [ (15,805) and (20,499) shares, respectively ]	(167,394)	(205,842)

Total Class K transactions	2,030,896	8,266,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,877,169	13,335,278

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,283,941	13,585,928
NET ASSETS:
Beginning of period	13,585,928	—

End of period (a)	$18,869,869	$13,585,928

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$67,975	$(3,082)

* The Portfolio commenced operations on October 28, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.05	(e)
Net realized and unrealized gain (loss) on investments	0.88	0.21

Total from investment operations	0.92	0.26

Less distributions:
Dividends from net investment income	—	(0.06)
Distributions from net realized gains	—	(0.02)

Total dividends and distributions	—	(0.08)

Net asset value, end of period	$11.10	$10.18

Total return (b)	9.04%	2.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,558	$5,161
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.30%	1.30%
Before waivers and reimbursements (a)(f)	1.97%	2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.74%	2.87	%(l)
Before waivers and reimbursements (a)(f)	0.07%	1.90	%(l)
Portfolio turnover rate (z)	16%	4%

Class K	Six Months Ended June 30, 2014 (Unaudited)	October 28, 2013* to December 31, 2013
Net asset value, beginning of period	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.06	(e)
Net realized and unrealized gain (loss) on investments	0.89	0.20

Total from investment operations	0.94	0.26

Less distributions:
Dividends from net investment income	—	(0.06)
Distributions from net realized gains	—	(0.02)

Total dividends and distributions	—	(0.08)

Net asset value, end of period	$11.12	$10.18

Total return (b)	9.23%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,311	$8,425
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.73%	2.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.99%	3.14	%(l)
Before waivers and reimbursements (a)(f)	0.31%	2.12	%(l)
Portfolio turnover rate (z)	16%	4%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2014	% of Net Assets
Government Securities	60.7%
Corporate Bonds	31.9
Investment Companies	6.2
Preferred Stocks	0.0 #
Cash and Other	1.2

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,019.30	$3.59
Hypothetical (5% average return before expenses)	1,000.00	1,021.24	3.59
Class IB
Actual	1,000.00	1,019.20	3.59
Hypothetical (5% average return before expenses)	1,000.00	1,021.24	3.59
Class K
Actual	1,000.00	1,020.30	2.34
Hypothetical (5% average return before expenses)	1,000.00	1,022.48	2.34

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (31.9%)
Consumer Discretionary (2.0%)
Auto Components (0.1%)
Delphi Corp. 6.125%, 5/15/21	$1,500,000	$1,672,500
4.150%, 3/15/24	865,000	886,625
Johnson Controls, Inc. 1.400%, 11/2/17	360,000	359,663
5.000%, 3/30/20	919,000	1,025,293
4.250%, 3/1/21	680,000	735,002
3.625%, 7/2/24	214,000	215,187
Magna International, Inc. 3.625%, 6/15/24	1,200,000	1,210,977

		6,105,247

Diversified Consumer Services (0.0%)
Graham Holdings Co. 7.250%, 2/1/19	500,000	588,042

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc. 2.600%, 5/15/18	175,000	173,876
3.875%, 5/15/23	250,000	242,032
Carnival Corp. 1.875%, 12/15/17	600,000	603,300
3.950%, 10/15/20	666,000	702,654
Darden Restaurants, Inc. 4.500%, 10/15/21	525,000	552,414
3.350%, 11/1/22	500,000	490,420
Hyatt Hotels Corp. 3.875%, 8/15/16	350,000	369,479
5.375%, 8/15/21	350,000	398,369
International Game Technology 7.500%, 6/15/19	202,000	228,921
5.500%, 6/15/20	100,000	106,347
Marriott International, Inc. 3.375%, 10/15/20	626,000	649,428
3.250%, 9/15/22	1,700,000	1,682,452
McDonald’s Corp. 5.800%, 10/15/17	1,000,000	1,141,521
5.350%, 3/1/18	968,000	1,097,555
5.000%, 2/1/19	750,000	849,907
3.500%, 7/15/20	150,000	159,824
3.625%, 5/20/21	400,000	426,117
3.250%, 6/10/24	1,000,000	1,005,127
Starbucks Corp. 0.875%, 12/5/16	286,000	286,049
6.250%, 8/15/17	600,000	689,651
3.850%, 10/1/23	850,000	894,606
Wyndham Worldwide Corp. 2.500%, 3/1/18	950,000	961,875
4.250%, 3/1/22	1,094,000	1,121,350
Yum! Brands, Inc. 4.250%, 9/15/15	1,250,000	1,303,449
5.300%, 9/15/19	100,000	111,680
3.875%, 11/1/20	1,125,000	1,168,716

		17,417,119

Household Durables (0.1%)
Leggett & Platt, Inc. 3.400%, 8/15/22	250,000	248,691

MDC Holdings, Inc. 5.500%, 1/15/24	$626,000	$650,278
Mohawk Industries, Inc. 3.850%, 2/1/23	1,200,000	1,206,475
Newell Rubbermaid, Inc. 4.700%, 8/15/20	1,199,000	1,300,767
NVR, Inc. 3.950%, 9/15/22	150,000	151,935
Tupperware Brands Corp. 4.750%, 6/1/21	500,000	540,766
Whirlpool Corp. 2.400%, 3/1/19	900,000	905,854
4.850%, 6/15/21	400,000	438,475
3.700%, 3/1/23	250,000	253,023

		5,696,264

Internet & Catalog Retail (0.1%)
Amazon.com, Inc. 0.650%, 11/27/15	750,000	750,459
1.200%, 11/29/17	1,500,000	1,490,141
2.500%, 11/29/22	1,200,000	1,132,301
Expedia, Inc. 7.456%, 8/15/18	500,000	592,755
5.950%, 8/15/20	1,394,000	1,579,541
QVC, Inc. 3.125%, 4/1/19	333,000	338,062
5.125%, 7/2/22	500,000	532,450
4.375%, 3/15/23	300,000	304,530
4.850%, 4/1/24	500,000	522,195

		7,242,434

Leisure Products (0.0%)
Hasbro, Inc. 3.150%, 5/15/21	500,000	501,633
Mattel, Inc. 1.700%, 3/15/18	500,000	497,559
2.350%, 5/6/19	500,000	500,815
3.150%, 3/15/23	300,000	292,172

		1,792,179

Media (1.1%)
21st Century Fox America, Inc. 8.000%, 10/17/16	2,300,000	2,657,409
6.900%, 3/1/19	596,000	719,072
5.650%, 8/15/20	594,000	692,927
4.500%, 2/15/21	500,000	548,306
3.000%, 9/15/22	1,000,000	981,052
CBS Corp. 8.875%, 5/15/19	350,000	453,600
5.750%, 4/15/20	1,256,000	1,454,208
3.375%, 3/1/22	2,000,000	2,007,342
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	89,895
Comcast Corp. 5.900%, 3/15/16	2,562,000	2,786,947
6.500%, 1/15/17	1,841,000	2,093,013
5.700%, 7/1/19	1,289,000	1,506,453
5.150%, 3/1/20	2,806,000	3,212,846
3.125%, 7/15/22	1,050,000	1,061,662
2.850%, 1/15/23	2,150,000	2,129,196
3.600%, 3/1/24	2,000,000	2,047,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Cox Communications, Inc. 5.500%, 10/1/15	$1,100,000	$1,163,719
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	1,062,000	1,100,534
2.400%, 3/15/17	2,000,000	2,059,897
1.750%, 1/15/18	1,000,000	1,000,477
5.875%, 10/1/19	800,000	930,076
5.200%, 3/15/20	604,000	680,738
4.600%, 2/15/21	1,312,000	1,429,196
5.000%, 3/1/21	1,800,000	2,003,481
3.800%, 3/15/22	850,000	877,368
4.450%, 4/1/24	1,500,000	1,589,476
Discovery Communications LLC
5.050%, 6/1/20	2,262,000	2,540,137
4.375%, 6/15/21	62,000	67,027
3.300%, 5/15/22	500,000	496,448
3.250%, 4/1/23	1,000,000	978,551
Grupo Televisa S.A.B. 6.000%, 5/15/18	600,000	677,232
Historic TW, Inc. 6.875%, 6/15/18	62,000	73,812
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	900,000	915,163
4.000%, 3/15/22	315,000	322,222
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,271,602
4.375%, 4/1/21	1,971,000	2,178,691
2.875%, 1/15/23	156,000	155,132
Omnicom Group, Inc.
5.900%, 4/15/16	62,000	67,327
6.250%, 7/15/19	673,000	793,488
4.450%, 8/15/20	1,280,000	1,393,277
3.625%, 5/1/22	1,281,000	1,311,615
Reed Elsevier Capital, Inc. 8.625%, 1/15/19	1,691,000	2,137,934
Thomson Reuters Corp.
0.875%, 5/23/16	1,313,000	1,312,122
6.500%, 7/15/18	1,058,000	1,236,158
4.700%, 10/15/19	369,000	407,759
4.300%, 11/23/23	500,000	521,833
Time Warner Cable, Inc.
5.850%, 5/1/17	1,706,000	1,917,569
6.750%, 7/1/18	2,500,000	2,956,433
8.750%, 2/14/19	1,000,000	1,283,096
8.250%, 4/1/19	1,846,000	2,338,419
5.000%, 2/1/20	1,061,000	1,188,496
4.000%, 9/1/21	1,500,000	1,598,584
Time Warner, Inc.
5.875%, 11/15/16	1,480,000	1,649,664
4.875%, 3/15/20	2,700,000	3,016,337
4.700%, 1/15/21	1,812,000	2,003,310
3.400%, 6/15/22	500,000	506,550
4.050%, 12/15/23	1,250,000	1,297,012
3.550%, 6/1/24	2,000,000	1,984,709
Viacom, Inc.
6.250%, 4/30/16	1,339,000	1,469,575
3.500%, 4/1/17	156,000	165,335
2.500%, 9/1/18	200,000	204,158
2.200%, 4/1/19	600,000	599,320
5.625%, 9/15/19	1,641,000	1,895,679
3.875%, 12/15/21	125,000	129,946
3.125%, 6/15/22	500,000	490,992

3.250%, 3/15/23	$1,000,000	$982,811
4.250%, 9/1/23	1,100,000	1,159,430
Walt Disney Co.
0.450%, 12/1/15	1,000,000	999,582
6.000%, 7/17/17	446,000	510,267
1.100%, 12/1/17	2,000,000	1,987,559
5.500%, 3/15/19	500,000	580,208
1.850%, 5/30/19	1,000,000	992,423
3.750%, 6/1/21	181,000	194,340
2.750%, 8/16/21	1,000,000	1,006,059
2.550%, 2/15/22	2,000,000	1,965,247
2.350%, 12/1/22	650,000	622,853
WPP Finance 2010 4.750%, 11/21/21	160,000	175,360

		95,005,418

Multiline Retail (0.2%)
Dollar General Corp.
4.125%, 7/15/17	1,000,000	1,068,374
1.875%, 4/15/18	194,000	192,499
3.250%, 4/15/23	1,150,000	1,091,291
Family Dollar Stores, Inc. 5.000%, 2/1/21	300,000	321,941
Kohl’s Corp.
6.250%, 12/15/17	748,000	861,255
4.750%, 12/15/23	800,000	855,449
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	1,112,000	1,235,710
3.875%, 1/15/22	400,000	416,500
4.375%, 9/1/23	635,000	668,966
3.625%, 6/1/24	1,000,000	992,500
Nordstrom, Inc.
6.250%, 1/15/18	277,000	320,116
4.750%, 5/1/20	584,000	650,198
4.000%, 10/15/21	600,000	640,205
Target Corp.
5.875%, 7/15/16	1,000,000	1,102,570
6.000%, 1/15/18	1,550,000	1,779,170
2.300%, 6/26/19	1,500,000	1,510,710
3.875%, 7/15/20	1,000,000	1,076,563

		14,784,017

Specialty Retail (0.2%)
Advance Auto Parts, Inc. 4.500%, 1/15/22	160,000	170,519
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	2,077,426
3.700%, 4/15/22	350,000	360,484
Gap, Inc. 5.950%, 4/12/21	1,094,000	1,260,403
Home Depot, Inc.
5.400%, 3/1/16	3,758,000	4,048,495
2.250%, 9/10/18	742,000	759,488
2.000%, 6/15/19	1,000,000	998,268
4.400%, 4/1/21	150,000	168,001
2.700%, 4/1/23	800,000	774,027
3.750%, 2/15/24	1,000,000	1,043,651
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	527,659
2.125%, 4/15/16	1,150,000	1,175,571
5.400%, 10/15/16	94,000	103,234
1.625%, 4/15/17	250,000	253,516

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

4.625%, 4/15/20	$1,089,000	$1,219,351
3.120%, 4/15/22	750,000	761,033
3.875%, 9/15/23	1,000,000	1,053,038
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	312,840
4.625%, 9/15/21	300,000	325,174
3.800%, 9/1/22	300,000	306,221
3.850%, 6/15/23	250,000	255,028
Signet UK Finance plc 4.700%, 6/15/24	500,000	506,000
Staples, Inc.
2.750%, 1/12/18	1,000,000	1,009,577
4.375%, 1/12/23	100,000	100,257
TJX Cos., Inc.
4.200%, 8/15/15	200,000	207,877
6.950%, 4/15/19	385,000	467,902
2.750%, 6/15/21	750,000	749,079
2.500%, 5/15/23	450,000	426,753

		21,420,872

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	437,000	451,170
6.125%, 12/1/17	100,000	114,868
NIKE, Inc. 2.250%, 5/1/23	450,000	422,397
Ralph Lauren Corp. 2.125%, 9/26/18	300,000	302,921

		1,291,356

Total Consumer Discretionary		171,342,948

Consumer Staples (2.3%)
Beverages (0.8%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,092,402
5.000%, 3/1/19	62,000	70,083
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17	850,000	853,757
1.250%, 1/17/18	500,000	496,490
2.625%, 1/17/23	2,356,000	2,258,810
3.700%, 2/1/24	2,500,000	2,559,019
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 7/15/15	1,250,000	1,255,625
0.800%, 1/15/16	2,000,000	2,009,183
2.875%, 2/15/16	250,000	259,302
1.375%, 7/15/17	1,414,000	1,418,813
7.750%, 1/15/19	3,300,000	4,080,575
5.375%, 1/15/20	2,181,000	2,510,015
4.375%, 2/15/21	1,158,000	1,280,884
2.500%, 7/15/22	1,300,000	1,241,484
Beam Suntory, Inc.
5.375%, 1/15/16	45,000	47,806
1.750%, 6/15/18	500,000	492,033
3.250%, 5/15/22	250,000	246,298
3.250%, 6/15/23	500,000	491,914
Bottling Group LLC 5.125%, 1/15/19	846,000	958,286
Brown-Forman Corp.
2.500%, 1/15/16	350,000	359,496
1.000%, 1/15/18	500,000	489,982

Coca-Cola Co.
1.500%, 11/15/15	$800,000	$811,514
1.800%, 9/1/16	1,896,000	1,940,352
0.750%, 11/1/16	667,000	666,472
1.650%, 3/14/18	1,800,000	1,818,499
1.150%, 4/1/18	500,000	495,756
2.450%, 11/1/20	1,000,000	1,005,526
3.150%, 11/15/20	2,401,000	2,510,544
3.300%, 9/1/21	1,000,000	1,039,109
2.500%, 4/1/23	1,000,000	964,998
3.200%, 11/1/23	2,650,000	2,681,654
Coca-Cola Enterprises, Inc.
2.125%, 9/15/15	1,000,000	1,017,375
2.000%, 8/19/16	250,000	255,383
3.500%, 9/15/20	150,000	156,622
3.250%, 8/19/21	350,000	356,539
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18	1,450,000	1,465,080
3.875%, 11/26/23	500,000	513,975
Diageo Capital plc 0.625%, 4/29/16	2,000,000	1,994,112
5.500%, 9/30/16	187,000	205,950
5.750%, 10/23/17	1,700,000	1,935,642
1.125%, 4/29/18	1,250,000	1,223,685
2.625%, 4/29/23	1,500,000	1,431,064
Diageo Finance B.V. 5.300%, 10/28/15	1,004,000	1,066,364
Diageo Investment Corp. 2.875%, 5/11/22	1,000,000	994,754
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	1,794,000	1,853,056
2.600%, 1/15/19	300,000	305,487
3.200%, 11/15/21	300,000	304,068
Fomento Economico Mexicano S.A.B. de C.V. 2.875%, 5/10/23	150,000	141,035
Molson Coors Brewing Co. 3.500%, 5/1/22	500,000	506,558
PepsiCo, Inc.
0.700%, 8/13/15	600,000	601,659
0.700%, 2/26/16	1,150,000	1,151,995
2.500%, 5/10/16	300,000	310,227
0.950%, 2/22/17	1,036,000	1,035,063
1.250%, 8/13/17	1,900,000	1,901,498
5.000%, 6/1/18	156,000	175,604
7.900%, 11/1/18	1,297,000	1,614,256
2.250%, 1/7/19	1,000,000	1,022,631
4.500%, 1/15/20	2,700,000	3,010,789
3.125%, 11/1/20	250,000	260,369
2.750%, 3/5/22	1,750,000	1,729,491
2.750%, 3/1/23	1,000,000	974,586
3.600%, 3/1/24	1,000,000	1,029,600

		68,951,198

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
0.650%, 12/7/15	200,000	200,571
5.500%, 3/15/17	1,730,000	1,938,101
1.125%, 12/15/17	1,000,000	995,305
1.700%, 12/15/19	1,000,000	984,578
CVS Caremark Corp.
6.125%, 8/15/16	346,000	383,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

5.750%, 6/1/17	$1,545,000	$1,739,408
2.250%, 12/5/18	694,000	703,932
4.750%, 5/18/20	304,000	337,217
2.750%, 12/1/22	2,000,000	1,923,446
4.000%, 12/5/23	100,000	104,019
Delhaize Group S.A. 4.125%, 4/10/19	350,000	369,999
Kroger Co.
3.900%, 10/1/15	639,000	664,252
6.400%, 8/15/17	100,000	114,468
6.150%, 1/15/20	1,602,000	1,882,114
3.300%, 1/15/21	100,000	102,339
3.400%, 4/15/22	350,000	354,954
3.850%, 8/1/23	1,250,000	1,280,372
4.000%, 2/1/24	190,000	196,750
Safeway, Inc.
6.350%, 8/15/17	319,000	360,869
5.000%, 8/15/19	568,000	590,720
3.950%, 8/15/20	1,151,000	1,162,510
Sysco Corp. 5.250%, 2/12/18	1,139,000	1,272,109
Walgreen Co.
1.800%, 9/15/17	800,000	806,864
5.250%, 1/15/19	650,000	737,060
3.100%, 9/15/22	1,281,000	1,255,022
Wal-Mart Stores, Inc.
2.250%, 7/8/15	1,500,000	1,529,897
0.600%, 4/11/16	1,000,000	1,000,039
2.800%, 4/15/16	3,000,000	3,118,509
1.000%, 4/21/17	1,000,000	1,000,322
5.800%, 2/15/18	596,000	688,446
1.125%, 4/11/18	1,625,000	1,603,300
4.125%, 2/1/19	1,750,000	1,926,045
3.625%, 7/8/20	187,000	200,571
3.250%, 10/25/20	3,037,000	3,180,216
2.550%, 4/11/23	1,650,000	1,586,776
3.300%, 4/22/24	2,000,000	2,017,983

		38,312,939

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,476,346
4.479%, 3/1/21	250,000	277,155
Bunge Ltd. Finance Corp.
5.100%, 7/15/15	488,000	510,008
4.100%, 3/15/16	250,000	262,130
8.500%, 6/15/19	565,000	709,967
Campbell Soup Co.
3.050%, 7/15/17	269,000	282,635
4.500%, 2/15/19	521,000	575,999
4.250%, 4/15/21	100,000	107,504
2.500%, 8/2/22	363,000	341,495
ConAgra Foods, Inc.
1.350%, 9/10/15	150,000	150,984
1.300%, 1/25/16	1,000,000	1,007,421
1.900%, 1/25/18	1,375,000	1,373,702
2.100%, 3/15/18	250,000	250,736
7.000%, 4/15/19	1,150,000	1,381,977
3.200%, 1/25/23	2,306,000	2,205,028
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,393,614
3.150%, 12/15/21	2,000,000	2,057,733

Hershey Co.
4.850%, 8/15/15	$452,000	$474,273
1.500%, 11/1/16	280,000	285,000
4.125%, 12/1/20	500,000	547,127
2.625%, 5/1/23	250,000	241,553
Hillshire Brands Co. 2.750%, 9/15/15	1,356,000	1,380,166
Hormel Foods Corp. 4.125%, 4/15/21	350,000	378,343
Ingredion, Inc.
3.200%, 11/1/15	369,000	379,983
1.800%, 9/25/17	250,000	249,528
4.625%, 11/1/20	269,000	288,658
J.M. Smucker Co. 3.500%, 10/15/21	750,000	772,767
Kellogg Co.
4.450%, 5/30/16	620,000	660,026
3.250%, 5/21/18	290,000	304,824
4.150%, 11/15/19	500,000	540,561
4.000%, 12/15/20	542,000	574,763
3.125%, 5/17/22	500,000	501,809
Kraft Foods Group, Inc.
2.250%, 6/5/17	1,000,000	1,028,015
6.125%, 8/23/18	1,250,000	1,446,824
5.375%, 2/10/20	1,163,000	1,322,356
3.500%, 6/6/22	1,700,000	1,744,659
McCormick & Co., Inc.
3.900%, 7/15/21	250,000	268,964
3.500%, 9/1/23	357,000	372,386
Mead Johnson Nutrition Co. 4.900%, 11/1/19	804,000	894,001
Mondelez International, Inc.
4.125%, 2/9/16	3,154,000	3,312,554
6.125%, 2/1/18	1,866,000	2,127,393
4.000%, 2/1/24	2,150,000	2,211,257
Tyson Foods, Inc. 4.500%, 6/15/22	1,375,000	1,450,213
Unilever Capital Corp.
2.750%, 2/10/16	700,000	725,551
0.850%, 8/2/17	1,500,000	1,486,649
4.800%, 2/15/19	1,296,000	1,462,725
2.200%, 3/6/19	500,000	507,618
4.250%, 2/10/21	350,000	385,828

		42,690,808

Household Products (0.2%)
Church & Dwight Co., Inc. 3.350%, 12/15/15	150,000	155,612
Clorox Co.
3.550%, 11/1/15	469,000	486,348
3.800%, 11/15/21	500,000	524,174
3.050%, 9/15/22	610,000	604,022
Colgate-Palmolive Co.
3.150%, 8/5/15	1,342,000	1,381,504
1.500%, 11/1/18	500,000	496,299
2.300%, 5/3/22	1,000,000	967,811
2.100%, 5/1/23	1,000,000	927,123
3.250%, 3/15/24	500,000	509,636
Energizer Holdings, Inc. 4.700%, 5/19/21	650,000	669,403
Kimberly-Clark Corp.
4.875%, 8/15/15	375,000	392,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

6.125%, 8/1/17	$1,858,000	$2,129,127
7.500%, 11/1/18	800,000	988,726
1.900%, 5/22/19	500,000	498,024
3.875%, 3/1/21	100,000	106,700
Procter & Gamble Co.
1.800%, 11/15/15	1,000,000	1,017,793
4.850%, 12/15/15	970,000	1,030,619
1.600%, 11/15/18	900,000	900,232
4.700%, 2/15/19	2,465,000	2,780,575
3.100%, 8/15/23	2,625,000	2,640,125

		19,206,743

Personal Products (0.0%)
Avon Products, Inc.
2.375%, 3/15/16	75,000	75,979
6.500%, 3/1/19	1,000,000	1,113,186
4.600%, 3/15/20	360,000	373,182
5.000%, 3/15/23	200,000	202,226

		1,764,573

Tobacco (0.3%)
Altria Group, Inc.
4.125%, 9/11/15	1,800,000	1,871,299
9.700%, 11/10/18	913,000	1,195,147
9.250%, 8/6/19	2,437,000	3,240,215
4.750%, 5/5/21	950,000	1,044,352
2.850%, 8/9/22	1,700,000	1,631,326
2.950%, 5/2/23	156,000	148,286
Lorillard Tobacco Co.
3.500%, 8/4/16	355,000	371,059
8.125%, 6/23/19	572,000	713,234
6.875%, 5/1/20	1,266,000	1,499,058
3.750%, 5/20/23	500,000	491,152
Philip Morris International, Inc.
2.500%, 5/16/16	600,000	621,240
1.625%, 3/20/17	250,000	253,750
1.125%, 8/21/17	1,000,000	994,371
5.650%, 5/16/18	2,689,000	3,082,725
1.875%, 1/15/19	600,000	599,227
4.500%, 3/26/20	1,000,000	1,111,683
4.125%, 5/17/21	300,000	324,876
2.500%, 8/22/22	1,000,000	967,240
2.625%, 3/6/23	1,150,000	1,112,311
3.600%, 11/15/23	600,000	619,470
Reynolds American, Inc.
1.050%, 10/30/15	100,000	99,978
6.750%, 6/15/17	900,000	1,032,767
3.250%, 11/1/22	694,000	668,231
4.850%, 9/15/23	1,500,000	1,606,964

		25,299,961

Total Consumer Staples		196,226,222

Energy (3.4%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc. 3.200%, 8/15/21	1,000,000	1,029,962
BJ Services Co. 6.000%, 6/1/18	200,000	226,565
Cameron International Corp.
1.150%, 12/15/16	468,000	469,088
6.375%, 7/15/18	300,000	351,124

4.500%, 6/1/21	$350,000	$383,681
4.000%, 12/15/23	750,000	783,533
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	500,000	522,153
5.875%, 5/1/19	915,000	1,071,122
Ensco plc
3.250%, 3/15/16	501,000	520,658
4.700%, 3/15/21	2,166,000	2,358,666
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	253,860
3.450%, 10/1/22	400,000	395,875
Halliburton Co.
2.000%, 8/1/18	250,000	253,501
6.150%, 9/15/19	1,723,000	2,070,572
3.250%, 11/15/21	350,000	360,923
3.500%, 8/1/23	800,000	819,848
Nabors Industries, Inc.
2.350%, 9/15/16	500,000	510,434
6.150%, 2/15/18	800,000	912,724
9.250%, 1/15/19	1,300,000	1,676,174
5.000%, 9/15/20	700,000	780,280
4.625%, 9/15/21	156,000	169,154
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	499,886
2.600%, 12/1/22	687,000	661,527
Pride International, Inc. 8.500%, 6/15/19	125,000	158,745
Rowan Cos., Inc.
7.875%, 8/1/19	345,000	426,002
4.875%, 6/1/22	47,000	50,581
4.750%, 1/15/24	1,000,000	1,057,509
Transocean, Inc.
4.950%, 11/15/15	2,385,000	2,511,933
2.500%, 10/15/17	156,000	159,063
6.000%, 3/15/18	645,000	727,679
6.500%, 11/15/20	1,189,000	1,373,857
6.375%, 12/15/21	150,000	173,520
3.800%, 10/15/22	1,100,000	1,085,592
Weatherford International Ltd.
5.500%, 2/15/16	597,000	641,225
6.000%, 3/15/18	408,000	464,217
9.625%, 3/1/19	1,559,000	2,060,582
5.125%, 9/15/20	1,000,000	1,119,315
4.500%, 4/15/22	250,000	266,008

		29,357,138

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,673,000	1,853,634
6.375%, 9/15/17	1,500,000	1,729,817
8.700%, 3/15/19	927,000	1,200,706
Apache Corp.
5.625%, 1/15/17	890,000	991,635
1.750%, 4/15/17	500,000	508,736
3.625%, 2/1/21	1,000,000	1,062,448
3.250%, 4/15/22	362,000	372,305
Boardwalk Pipelines LP 5.750%, 9/15/19	739,000	813,171
BP Capital Markets plc
3.125%, 10/1/15	812,000	839,104
0.700%, 11/6/15	2,250,000	2,256,423
3.200%, 3/11/16	1,250,000	1,304,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

1.375%, 11/6/17	$750,000	$750,448
1.375%, 5/10/18	2,519,000	2,494,342
2.241%, 9/26/18	1,500,000	1,527,436
4.750%, 3/10/19	1,121,000	1,260,128
2.237%, 5/10/19	100,000	100,981
4.500%, 10/1/20	1,637,000	1,805,256
4.742%, 3/11/21	1,000,000	1,113,697
3.561%, 11/1/21	1,500,000	1,554,315
3.245%, 5/6/22	1,375,000	1,393,674
2.500%, 11/6/22	1,500,000	1,428,410
2.750%, 5/10/23	1,000,000	958,240
3.994%, 9/26/23	500,000	526,248
3.814%, 2/10/24	1,150,000	1,187,615
Buckeye Partners LP
5.500%, 8/15/19	479,000	541,130
4.875%, 2/1/21	1,420,000	1,544,601
Canadian Natural Resources Ltd.
5.700%, 5/15/17	2,095,000	2,348,304
5.900%, 2/1/18	100,000	114,035
3.800%, 4/15/24	64,000	65,432
Cenovus Energy, Inc.
5.700%, 10/15/19	1,673,000	1,946,376
3.800%, 9/15/23	500,000	516,519
Chevron Corp.
0.889%, 6/24/16	1,000,000	1,006,275
1.104%, 12/5/17	1,500,000	1,493,648
1.718%, 6/24/18	2,000,000	2,012,011
4.950%, 3/3/19	1,346,000	1,530,876
2.427%, 6/24/20	2,250,000	2,282,821
2.355%, 12/5/22	1,800,000	1,727,846
3.191%, 6/24/23	1,425,000	1,448,516
CNOOC Finance 2013 Ltd.
1.125%, 5/9/16	231,000	230,428
1.750%, 5/9/18	254,000	251,158
3.000%, 5/9/23	2,450,000	2,314,441
CNOOC Nexen Finance 2014 ULC
1.625%, 4/30/17	2,000,000	1,998,024
4.250%, 4/30/24	1,100,000	1,122,022
ConocoPhillips Co.
1.050%, 12/15/17	1,750,000	1,734,100
5.750%, 2/1/19	2,166,000	2,523,659
6.000%, 1/15/20	1,000,000	1,190,492
2.400%, 12/15/22	1,806,000	1,734,990
Continental Resources, Inc.
4.500%, 4/15/23	3,650,000	3,902,377
3.800%, 6/1/24§	685,000	691,052
Devon Energy Corp.
2.400%, 7/15/16	600,000	619,379
1.200%, 12/15/16	156,000	156,452
2.250%, 12/15/18	250,000	252,572
6.300%, 1/15/19	1,000,000	1,174,433
4.000%, 7/15/21	837,000	893,390
3.250%, 5/15/22	750,000	755,106
Ecopetrol S.A.
4.250%, 9/18/18	1,000,000	1,072,500
7.625%, 7/23/19	1,859,000	2,272,628
El Paso Natural Gas Co. LLC 5.950%, 4/15/17	500,000	562,244
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	375,000	438,825

Enable Midstream Partners LP
2.400%, 5/15/19§	$750,000	$750,286
3.900%, 5/15/24§	750,000	749,907
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	658,566
5.200%, 3/15/20	1,081,000	1,207,925
4.200%, 9/15/21	500,000	531,557
Enbridge, Inc.
5.600%, 4/1/17	200,000	222,475
3.500%, 6/10/24	1,000,000	995,479
EnCana Corp.
5.900%, 12/1/17	1,669,000	1,911,318
6.500%, 5/15/19	618,000	735,764
Energy Transfer Partners LP
6.700%, 7/1/18	844,000	986,167
9.700%, 3/15/19	346,000	453,387
9.000%, 4/15/19	1,000,000	1,280,121
4.150%, 10/1/20	800,000	847,387
4.650%, 6/1/21	250,000	269,731
5.200%, 2/1/22	1,000,000	1,111,131
3.600%, 2/1/23	1,150,000	1,132,815
EnLink Midstream Partners LP 4.400%, 4/1/24	1,000,000	1,049,272
Enterprise Products Operating LLC
1.250%, 8/13/15	1,538,000	1,547,181
3.200%, 2/1/16	2,000,000	2,072,727
6.300%, 9/15/17	100,000	115,257
6.650%, 4/15/18	2,000,000	2,352,426
5.250%, 1/31/20	200,000	227,826
5.200%, 9/1/20	1,500,000	1,710,468
4.050%, 2/15/22	500,000	529,921
3.350%, 3/15/23	1,356,000	1,353,905
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,268,688
4.100%, 2/1/21	1,625,000	1,766,750
EQT Corp.
6.500%, 4/1/18	500,000	569,703
8.125%, 6/1/19	1,027,000	1,287,650
4.875%, 11/15/21	156,000	170,576
Exxon Mobil Corp.
0.921%, 3/15/17	3,150,000	3,150,298
1.819%, 3/15/19	1,500,000	1,510,335
3.176%, 3/15/24	2,000,000	2,040,363
Gulf South Pipeline Co. LP 4.000%, 6/15/22	750,000	749,663
Hess Corp.
1.300%, 6/15/17	200,000	200,214
8.125%, 2/15/19	1,140,000	1,433,408
Husky Energy, Inc.
7.250%, 12/15/19	295,000	365,969
3.950%, 4/15/22	2,000,000	2,111,128
4.000%, 4/15/24	125,000	129,612
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	685,000	763,669
2.650%, 2/1/19	500,000	505,749
9.000%, 2/1/19	793,000	1,015,252
6.850%, 2/15/20	1,061,000	1,266,011
5.300%, 9/15/20	202,000	227,041
3.500%, 3/1/21	2,040,000	2,067,507
5.800%, 3/1/21	1,000,000	1,141,463

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

4.150%, 3/1/22	$500,000	$517,920
3.950%, 9/1/22	750,000	762,046
3.450%, 2/15/23	500,000	486,093
3.500%, 9/1/23	100,000	96,699
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	342,287
4.250%, 2/1/21	624,000	678,546
Marathon Oil Corp.
0.900%, 11/1/15	950,000	952,133
6.000%, 10/1/17	500,000	570,944
5.900%, 3/15/18	283,000	323,313
2.800%, 11/1/22	875,000	848,100
Marathon Petroleum Corp.
3.500%, 3/1/16	1,820,000	1,896,722
5.125%, 3/1/21	391,000	442,414
Murphy Oil Corp. 3.700%, 12/1/22	1,125,000	1,122,427
Nexen Energy ULC 6.200%, 7/30/19	500,000	583,265
Noble Energy, Inc.
8.250%, 3/1/19	998,000	1,256,873
4.150%, 12/15/21	156,000	167,045
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	514,059
3.050%, 3/1/16	100,000	103,148
2.500%, 3/15/17	400,000	408,942
4.900%, 8/1/20	677,000	743,558
4.625%, 3/1/21	1,125,000	1,219,311
Occidental Petroleum Corp.
2.500%, 2/1/16	400,000	412,142
4.125%, 6/1/16	873,000	929,708
1.750%, 2/15/17	400,000	406,731
1.500%, 2/15/18	500,000	498,477
4.100%, 2/1/21	1,950,000	2,123,790
3.125%, 2/15/22	1,500,000	1,518,614
2.700%, 2/15/23	1,156,000	1,121,154
ONEOK Partners LP
3.250%, 2/1/16	300,000	311,165
3.200%, 9/15/18	1,500,000	1,566,094
8.625%, 3/1/19	1,602,000	2,024,307
3.375%, 10/1/22	150,000	148,449
5.000%, 9/15/23	1,000,000	1,101,830
Petrobras Global Finance B.V.
2.000%, 5/20/16	444,000	444,523
3.250%, 3/17/17	2,000,000	2,039,080
3.000%, 1/15/19	2,000,000	1,956,715
4.875%, 3/17/20	400,000	410,840
4.375%, 5/20/23	2,800,000	2,688,000
6.250%, 3/17/24	2,000,000	2,128,800
Petrobras International Finance Co.
3.875%, 1/27/16	3,406,000	3,514,651
6.125%, 10/6/16	846,000	916,556
3.500%, 2/6/17	1,250,000	1,280,350
5.875%, 3/1/18	458,000	499,737
7.875%, 3/15/19	2,239,000	2,610,316
5.750%, 1/20/20	5,622,000	5,968,626
5.375%, 1/27/21	3,969,000	4,113,869
Petrohawk Energy Corp. 6.250%, 6/1/19	1,138,000	1,231,895

Petroleos Mexicanos
5.750%, 3/1/18	$1,286,000	$1,449,965
3.500%, 7/18/18	1,000,000	1,051,000
3.125%, 1/23/19§	1,500,000	1,555,650
8.000%, 5/3/19	1,900,000	2,341,750
6.000%, 3/5/20	3,323,000	3,802,224
4.875%, 1/24/22	1,500,000	1,622,700
3.500%, 1/30/23	2,381,000	2,326,655
4.875%, 1/18/24§	2,000,000	2,145,000
Phillips 66
2.950%, 5/1/17	1,794,000	1,881,684
4.300%, 4/1/22	2,250,000	2,430,448
Pioneer Natural Resources Co.
6.650%, 3/15/17	1,500,000	1,707,305
7.500%, 1/15/20	250,000	310,398
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	1,100,000	1,141,358
6.500%, 5/1/18	477,000	558,544
8.750%, 5/1/19	404,000	520,603
5.000%, 2/1/21	1,000,000	1,120,323
3.850%, 10/15/23	250,000	256,690
Plains Exploration & Production Co.
6.500%, 11/15/20	250,000	279,226
Southwestern Energy Co. 4.100%, 3/15/22	1,667,000	1,767,594
Spectra Energy Capital LLC
6.200%, 4/15/18	984,000	1,120,556
8.000%, 10/1/19	345,000	434,495
3.300%, 3/15/23	500,000	478,558
Spectra Energy Partners LP 2.950%, 9/25/18	1,400,000	1,454,847
Statoil ASA
3.125%, 8/17/17	1,062,000	1,127,596
1.150%, 5/15/18	1,500,000	1,476,893
5.250%, 4/15/19	1,406,000	1,619,761
2.900%, 11/8/20	1,170,000	1,202,211
3.150%, 1/23/22	1,000,000	1,021,365
2.450%, 1/17/23	500,000	479,037
2.650%, 1/15/24	500,000	478,256
3.700%, 3/1/24	2,000,000	2,087,397
Suncor Energy, Inc. 6.100%, 6/1/18	1,925,000	2,226,310
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	736,390
4.250%, 4/1/24	1,000,000	1,030,111
Talisman Energy, Inc. 7.750%, 6/1/19	1,412,000	1,746,826
Tennessee Gas Pipeline Co. LLC 7.500%, 4/1/17	550,000	642,298
Total Capital Canada Ltd.
1.450%, 1/15/18	1,150,000	1,149,367
2.750%, 7/15/23	1,000,000	967,832
Total Capital International S.A.
0.750%, 1/25/16	1,000,000	1,003,580
1.000%, 8/12/16	1,000,000	1,004,119
1.000%, 1/10/17	650,000	650,614
1.550%, 6/28/17	1,000,000	1,012,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

2.125%, 1/10/19	$1,000,000	$1,012,290
2.100%, 6/19/19	1,000,000	1,006,187
2.875%, 2/17/22	250,000	247,969
2.700%, 1/25/23	1,187,000	1,149,524
3.750%, 4/10/24	2,000,000	2,076,432
Total Capital S.A.
3.125%, 10/2/15	944,000	975,183
2.300%, 3/15/16	2,500,000	2,570,088
2.125%, 8/10/18	1,000,000	1,014,948
4.450%, 6/24/20	825,000	916,466
4.125%, 1/28/21	1,100,000	1,201,137
4.250%, 12/15/21	500,000	544,337
TransCanada PipeLines Ltd.
0.750%, 1/15/16	500,000	500,843
7.125%, 1/15/19	1,293,000	1,571,195
3.800%, 10/1/20	1,298,000	1,389,727
2.500%, 8/1/22	850,000	819,909
6.350%, 5/15/67 (l)	1,371,000	1,415,558
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	115,553
Valero Energy Corp.
6.125%, 6/15/17	500,000	569,427
9.375%, 3/15/19	554,000	729,540
6.125%, 2/1/20	1,154,000	1,360,962
Western Gas Partners LP 4.000%, 7/1/22	500,000	519,091
Williams Cos., Inc.
3.700%, 1/15/23	500,000	479,459
4.550%, 6/24/24	2,250,000	2,264,314
Williams Partners LP
5.250%, 3/15/20	1,640,000	1,850,815
4.125%, 11/15/20	250,000	266,425
4.000%, 11/15/21	750,000	785,487
3.350%, 8/15/22	1,200,000	1,191,289
4.500%, 11/15/23	1,000,000	1,058,650
4.300%, 3/4/24	1,000,000	1,036,139
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	375,505
XTO Energy, Inc. 6.250%, 8/1/17	1,150,000	1,327,668

		263,810,024

Total Energy		293,167,162

Financials (13.4%)
Banks (6.8%)
American Express Bank FSB 6.000%, 9/13/17	500,000	571,906
Associated Banc-Corp 5.125%, 3/28/16	500,000	534,014
Australia & New Zealand Banking Group Ltd./New York
0.900%, 2/12/16	1,000,000	1,003,540
1.250%, 1/10/17	1,250,000	1,257,055
1.250%, 6/13/17	1,500,000	1,501,346
1.875%, 10/6/17	500,000	507,765
1.450%, 5/15/18	750,000	742,678
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	1,700,000	1,602,845
Bancolombia S.A.
4.250%, 1/12/16	700,000	728,000
5.950%, 6/3/21	500,000	549,750

Bank of America Corp.
4.750%, 8/1/15	$185,000	$193,060
3.700%, 9/1/15	1,500,000	1,550,543
5.300%, 9/30/15	1,000,000	1,055,070
1.500%, 10/9/15	1,000,000	1,008,602
5.250%, 12/1/15	2,062,000	2,168,272
1.250%, 1/11/16	2,412,000	2,431,143
6.050%, 5/16/16	3,053,000	3,317,448
3.750%, 7/12/16	95,000	99,934
6.500%, 8/1/16	3,785,000	4,193,087
5.625%, 10/14/16	2,971,000	3,260,255
1.350%, 11/21/16	1,000,000	1,002,771
3.875%, 3/22/17	1,000,000	1,066,284
5.700%, 5/2/17	2,400,000	2,662,995
6.400%, 8/28/17	2,147,000	2,453,534
6.000%, 9/1/17	5,060,000	5,708,019
5.750%, 12/1/17	1,500,000	1,691,852
2.000%, 1/11/18	1,350,000	1,357,828
6.875%, 4/25/18	4,624,000	5,449,236
5.650%, 5/1/18	4,289,000	4,864,299
6.875%, 11/15/18	130,000	156,560
2.600%, 1/15/19	1,742,000	1,765,535
2.650%, 4/1/19	1,133,000	1,146,898
7.625%, 6/1/19	3,439,000	4,244,351
5.625%, 7/1/20	5,310,000	6,114,183
5.000%, 5/13/21	1,500,000	1,677,247
5.700%, 1/24/22	2,500,000	2,907,400
3.300%, 1/11/23	4,300,000	4,234,692
4.100%, 7/24/23	2,000,000	2,068,773
4.125%, 1/22/24	1,200,000	1,236,761
4.000%, 4/1/24	5,000,000	5,086,502
Bank of Montreal
1.300%, 7/15/16	1,500,000	1,516,370
2.500%, 1/11/17	1,000,000	1,036,246
1.400%, 9/11/17	1,700,000	1,701,718
1.450%, 4/9/18	1,000,000	988,348
2.550%, 11/6/22	1,300,000	1,255,694
Bank of Nova Scotia
2.050%, 10/7/15	3,000,000	3,057,424
0.950%, 3/15/16	600,000	602,591
2.900%, 3/29/16	1,537,000	1,595,055
1.375%, 7/15/16	2,000,000	2,022,009
1.100%, 12/13/16	950,000	951,841
1.250%, 4/11/17	1,250,000	1,252,426
1.450%, 4/25/18	1,150,000	1,138,081
2.050%, 6/5/19	1,000,000	994,667
4.375%, 1/13/21	1,150,000	1,274,432
Barclays Bank plc
5.000%, 9/22/16	2,150,000	2,338,471
2.500%, 2/20/19	2,000,000	2,033,028
5.125%, 1/8/20	1,200,000	1,350,172
5.140%, 10/14/20	2,269,000	2,471,438
3.750%, 5/15/24	1,250,000	1,251,301
BB&T Corp.
5.200%, 12/23/15	35,000	37,201
3.200%, 3/15/16	1,612,000	1,675,928
3.950%, 4/29/16	954,000	1,010,172
4.900%, 6/30/17	693,000	758,852
1.600%, 8/15/17	1,200,000	1,210,191
2.050%, 6/19/18	850,000	858,745
2.250%, 2/1/19	600,000	606,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

6.850%, 4/30/19	$100,000	$121,745
5.250%, 11/1/19	460,000	522,089
3.950%, 3/22/22	250,000	265,009
BBVA Senior Finance S.A.U. 4.664%, 10/9/15	1,350,000	1,409,029
BNP Paribas S.A.
1.375%, 3/17/17	4,000,000	3,994,802
2.375%, 9/14/17	1,000,000	1,021,243
2.700%, 8/20/18	2,000,000	2,042,670
2.400%, 12/12/18	100,000	100,672
2.450%, 3/17/19	1,700,000	1,710,455
5.000%, 1/15/21	2,569,000	2,861,534
3.250%, 3/3/23	650,000	641,931
Branch Banking & Trust Co.
1.450%, 10/3/16	1,000,000	1,010,720
1.050%, 12/1/16	250,000	250,311
1.000%, 4/3/17	2,000,000	1,991,897
2.300%, 10/15/18	1,000,000	1,016,845
Canadian Imperial Bank of Commerce
0.900%, 10/1/15	1,000,000	1,004,492
2.350%, 12/11/15	1,000,000	1,024,923
1.350%, 7/18/16	1,200,000	1,212,306
1.550%, 1/23/18	100,000	99,458
Capital One Bank USA N.A.
1.150%, 11/21/16	1,000,000	1,004,831
1.500%, 3/22/18	1,000,000	994,111
2.150%, 11/21/18	250,000	251,801
2.250%, 2/13/19	2,000,000	2,015,490
8.800%, 7/15/19	1,787,000	2,316,898
3.375%, 2/15/23	1,000,000	995,089
China Development Bank Corp. 5.000%, 10/15/15	500,000	524,046
Citigroup, Inc.
4.587%, 12/15/15	7,219,000	7,628,352
5.300%, 1/7/16	156,000	166,436
1.300%, 4/1/16	1,062,000	1,067,577
3.953%, 6/15/16	3,000,000	3,163,866
1.700%, 7/25/16	1,150,000	1,165,084
5.850%, 8/2/16	500,000	547,849
1.300%, 11/15/16	1,200,000	1,199,356
5.500%, 2/15/17	1,650,000	1,814,568
6.125%, 11/21/17	6,517,000	7,442,240
1.750%, 5/1/18	1,156,000	1,147,259
6.125%, 5/15/18	2,613,000	3,008,608
2.500%, 9/26/18	3,000,000	3,047,083
8.500%, 5/22/19	4,406,000	5,634,674
5.375%, 8/9/20	2,162,000	2,475,383
4.500%, 1/14/22	200,000	217,450
4.050%, 7/30/22	150,000	152,909
3.375%, 3/1/23	1,150,000	1,144,726
3.500%, 5/15/23	1,000,000	973,710
3.875%, 10/25/23	1,550,000	1,584,244
3.750%, 6/16/24	500,000	501,190
Comerica Bank 5.750%, 11/21/16	250,000	278,727
Comerica, Inc.
3.000%, 9/16/15	1,000,000	1,028,901
2.125%, 5/23/19	400,000	399,578
Commonwealth Bank of Australia/New York
1.250%, 9/18/15	1,500,000	1,512,193
1.125%, 3/13/17	1,000,000	999,871

1.900%, 9/18/17	$1,250,000	$1,271,027
2.500%, 9/20/18	1,000,000	1,027,122
2.250%, 3/13/19	1,350,000	1,358,647
Compass Bank 6.400%, 10/1/17	300,000	335,034
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
2.125%, 10/13/15	2,700,000	2,757,396
3.375%, 1/19/17	1,350,000	1,429,125
1.700%, 3/19/18	1,000,000	999,862
2.250%, 1/14/19	3,000,000	3,037,800
4.500%, 1/11/21	1,500,000	1,648,500
3.875%, 2/8/22	2,812,000	2,963,882
3.950%, 11/9/22	1,000,000	1,012,326
4.625%, 12/1/23	1,000,000	1,056,540
Corpbanca S.A. 3.125%, 1/15/18	500,000	498,750
Discover Bank/Delaware
7.000%, 4/15/20	1,200,000	1,442,760
4.200%, 8/8/23	550,000	580,853
Fifth Third Bancorp
3.625%, 1/25/16	1,950,000	2,034,369
5.450%, 1/15/17	100,000	109,697
4.500%, 6/1/18	1,000,000	1,090,908
4.300%, 1/16/24	700,000	728,953
Fifth Third Bank/Ohio
1.150%, 11/18/16	1,000,000	1,003,181
1.450%, 2/28/18	300,000	298,431
First Horizon National Corp. 5.375%, 12/15/15	1,200,000	1,271,612
First Republic Bank/California 2.375%, 6/17/19	500,000	502,704
Glitnir Banki HF 0.000%, 10/15/08 (h)*§	4,650,000	1,395,000
HSBC Bank USA N.A.
6.000%, 8/9/17	750,000	851,780
4.875%, 8/24/20	1,000,000	1,110,591
HSBC Holdings plc
5.100%, 4/5/21	2,700,000	3,073,720
4.875%, 1/14/22	750,000	838,385
4.000%, 3/30/22	1,650,000	1,747,348
4.250%, 3/14/24	1,700,000	1,739,448
Huntington Bancshares, Inc./Ohio
2.600%, 8/2/18	750,000	763,877
7.000%, 12/15/20	80,000	96,484
Huntington National Bank
1.300%, 11/20/16	515,000	517,358
1.375%, 4/24/17	2,000,000	2,001,234
2.200%, 4/1/19	500,000	503,239
Intesa Sanpaolo S.p.A.
3.125%, 1/15/16	1,400,000	1,437,191
3.875%, 1/16/18	1,505,000	1,584,544
3.875%, 1/15/19	2,400,000	2,515,007
5.250%, 1/12/24	1,500,000	1,640,985
JPMorgan Chase & Co.
5.150%, 10/1/15	187,000	197,407
1.100%, 10/15/15	900,000	903,850
1.125%, 2/26/16	312,000	313,227
3.450%, 3/1/16	2,500,000	2,608,525
3.150%, 7/5/16	2,719,000	2,832,017
1.350%, 2/15/17	3,300,000	3,314,722
2.000%, 8/15/17	1,750,000	1,779,463

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

6.000%, 1/15/18	$4,043,000	$4,628,310
1.800%, 1/25/18	1,000,000	1,005,710
1.625%, 5/15/18	2,156,000	2,147,090
2.350%, 1/28/19	5,000,000	5,055,113
6.300%, 4/23/19	7,707,000	9,133,925
4.950%, 3/25/20	500,000	562,689
4.400%, 7/22/20	3,230,000	3,536,421
4.250%, 10/15/20	874,000	948,563
4.625%, 5/10/21	2,000,000	2,211,190
4.350%, 8/15/21	300,000	326,031
4.500%, 1/24/22	2,000,000	2,190,154
3.250%, 9/23/22	2,849,000	2,853,214
3.200%, 1/25/23	4,369,000	4,329,217
3.375%, 5/1/23	2,075,000	2,032,600
3.875%, 2/1/24	5,000,000	5,146,800
3.625%, 5/13/24	3,000,000	3,001,522
KeyBank N.A./Ohio
1.100%, 11/25/16	269,000	270,013
1.650%, 2/1/18	2,000,000	2,001,670
KeyCorp
3.750%, 8/13/15	500,000	516,876
5.100%, 3/24/21	1,375,000	1,555,655
KfW
0.500%, 9/30/15	10,000,000	9,981,054
2.625%, 2/16/16	6,050,000	6,263,136
5.125%, 3/14/16	4,000,000	4,278,749
0.500%, 4/19/16	6,024,000	6,024,294
0.500%, 7/15/16	5,500,000	5,485,743
0.625%, 12/15/16	3,600,000	3,580,470
4.875%, 1/17/17	2,965,000	3,261,860
1.250%, 2/15/17	812,000	819,493
0.750%, 3/17/17	4,750,000	4,741,262
0.875%, 9/5/17	2,000,000	1,980,987
4.375%, 3/15/18	3,000,000	3,313,289
1.000%, 6/11/18	2,000,000	1,956,920
4.500%, 7/16/18	2,385,000	2,622,603
1.875%, 4/1/19	3,150,000	3,177,697
4.875%, 6/17/19	1,900,000	2,179,101
4.000%, 1/27/20	8,539,000	9,488,706
2.750%, 9/8/20	2,436,000	2,499,566
2.750%, 10/1/20	3,150,000	3,257,491
2.375%, 8/25/21	1,500,000	1,499,350
2.625%, 1/25/22	3,000,000	3,033,485
2.000%, 10/4/22	2,312,000	2,207,846
2.125%, 1/17/23	3,350,000	3,232,452
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	105,877
Landwirtschaftliche Rentenbank
3.125%, 7/15/15	2,000,000	2,058,777
2.500%, 2/15/16	2,400,000	2,477,573
2.125%, 7/15/16	187,000	192,511
5.125%, 2/1/17	2,229,000	2,469,932
0.875%, 9/12/17	1,000,000	991,789
2.375%, 9/13/17	1,000,000	1,038,678
1.000%, 4/4/18	3,250,000	3,206,479
1.750%, 4/15/19	2,000,000	1,999,965
1.375%, 10/23/19	829,000	806,853
Lloyds Bank plc
4.200%, 3/28/17	1,500,000	1,622,881
2.300%, 11/27/18	1,200,000	1,218,981
6.375%, 1/21/21	1,000,000	1,202,497

Manufacturers & Traders Trust Co.
6.625%, 12/4/17	$500,000	$581,547
1.450%, 3/7/18	1,000,000	992,383
2.300%, 1/30/19	800,000	810,174
National Australia Bank Ltd./New York
1.600%, 8/7/15	950,000	961,799
1.300%, 7/25/16	500,000	503,693
2.750%, 3/9/17	1,800,000	1,874,453
2.300%, 7/25/18	1,250,000	1,271,095
3.000%, 1/20/23	1,350,000	1,310,061
Oesterreichische Kontrollbank AG
1.125%, 7/6/15	1,500,000	1,512,431
4.875%, 2/16/16	2,468,000	2,663,312
5.000%, 4/25/17	1,346,000	1,495,261
1.125%, 5/29/18	2,000,000	1,978,111
1.625%, 3/12/19	1,000,000	997,709
PNC Bank N.A.
1.150%, 11/1/16	250,000	251,110
1.125%, 1/27/17	1,500,000	1,503,641
4.875%, 9/21/17	1,000,000	1,104,191
2.200%, 1/28/19	1,500,000	1,512,413
2.950%, 1/30/23	250,000	244,528
3.800%, 7/25/23	1,000,000	1,034,880
PNC Financial Services Group, Inc.
2.854%, 11/9/22 (e)	2,000,000	1,950,199
3.900%, 4/29/24	500,000	508,826
PNC Funding Corp.
4.250%, 9/21/15	1,000,000	1,043,904
5.250%, 11/15/15	125,000	132,277
2.700%, 9/19/16	1,050,000	1,090,461
5.625%, 2/1/17	2,050,000	2,264,932
6.700%, 6/10/19	500,000	604,318
5.125%, 2/8/20	981,000	1,118,620
4.375%, 8/11/20	1,839,000	2,015,944
Regions Financial Corp. 2.000%, 5/15/18	650,000	647,205
Royal Bank of Canada
0.800%, 10/30/15	2,000,000	2,007,227
2.625%, 12/15/15	1,550,000	1,595,666
0.850%, 3/8/16	900,000	904,041
2.300%, 7/20/16	2,500,000	2,574,567
1.250%, 6/16/17	500,000	500,245
1.500%, 1/16/18	2,000,000	1,999,325
2.200%, 7/27/18	2,000,000	2,036,243
2.150%, 3/15/19	750,000	755,831
Royal Bank of Scotland Group plc
2.550%, 9/18/15	1,500,000	1,526,895
1.875%, 3/31/17	2,100,000	2,114,549
6.400%, 10/21/19	1,010,000	1,186,060
Royal Bank of Scotland plc
3.950%, 9/21/15	1,850,000	1,915,791
4.375%, 3/16/16	1,500,000	1,583,204
5.625%, 8/24/20	1,406,000	1,605,199
6.125%, 1/11/21	1,000,000	1,170,669
Santander Holdings USA, Inc./Pennsylvania
3.000%, 9/24/15	1,100,000	1,128,686
4.625%, 4/19/16	245,000	260,053
Societe Generale S.A.
2.750%, 10/12/17	750,000	776,061
2.625%, 10/1/18	1,000,000	1,019,822

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Sumitomo Mitsui Banking Corp.
1.350%, 7/18/15	$750,000	$756,272
0.900%, 1/18/16	350,000	350,842
1.450%, 7/19/16	1,000,000	1,010,052
1.800%, 7/18/17	1,000,000	1,014,410
1.500%, 1/18/18	500,000	496,406
2.500%, 7/19/18	250,000	255,138
2.450%, 1/10/19	800,000	817,961
3.200%, 7/18/22	750,000	756,616
3.000%, 1/18/23	1,000,000	985,109
3.950%, 1/10/24	2,250,000	2,349,760
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	32,532
3.600%, 4/15/16	1,294,000	1,353,829
3.500%, 1/20/17	156,000	165,170
1.350%, 2/15/17	750,000	753,152
6.000%, 9/11/17	500,000	569,932
7.250%, 3/15/18	946,000	1,119,646
2.350%, 11/1/18	350,000	354,504
2.500%, 5/1/19	1,250,000	1,270,979
SVB Financial Group 5.375%, 9/15/20	160,000	181,878
Svenska Handelsbanken AB
3.125%, 7/12/16	1,450,000	1,517,038
1.625%, 3/21/18	1,000,000	997,171
2.500%, 1/25/19	3,000,000	3,065,908
Toronto-Dominion Bank
2.500%, 7/14/16	1,650,000	1,707,975
1.500%, 9/9/16	750,000	760,913
2.375%, 10/19/16	1,350,000	1,395,798
1.125%, 5/2/17	1,500,000	1,498,815
1.400%, 4/30/18	1,000,000	988,715
2.625%, 9/10/18	1,000,000	1,030,887
2.125%, 7/2/19	1,000,000	998,884
U.S. Bancorp/Minnesota
2.450%, 7/27/15	1,100,000	1,124,833
3.442%, 2/1/16	1,150,000	1,197,634
2.200%, 11/15/16	312,000	321,998
1.650%, 5/15/17	1,500,000	1,523,013
4.125%, 5/24/21	1,000,000	1,090,122
3.000%, 3/15/22	750,000	759,152
2.950%, 7/15/22	2,125,000	2,097,242
3.700%, 1/30/24	500,000	519,977
U.S. Bank N.A./Ohio 1.100%, 1/30/17	1,000,000	1,004,206
Union Bank N.A.
3.000%, 6/6/16	1,000,000	1,043,142
1.500%, 9/26/16	343,000	347,467
2.625%, 9/26/18	1,000,000	1,028,924
UnionBanCal Corp. 3.500%, 6/18/22	2,200,000	2,260,902
Wachovia Corp.
5.625%, 10/15/16	1,447,000	1,592,329
5.750%, 6/15/17	422,000	477,078
5.750%, 2/1/18	4,146,000	4,728,104
Wells Fargo & Co.
1.500%, 7/1/15	4,000,000	4,046,559
1.250%, 7/20/16	1,500,000	1,513,099
5.125%, 9/15/16	367,000	401,328
2.625%, 12/15/16	2,000,000	2,078,288
2.100%, 5/8/17	200,000	205,047

5.625%, 12/11/17	$3,647,000	$4,139,391
1.500%, 1/16/18	1,006,000	1,000,839
2.150%, 1/15/19	1,166,000	1,176,343
2.125%, 4/22/19	5,000,000	5,035,611
3.000%, 1/22/21	1,500,000	1,531,505
4.600%, 4/1/21	2,000,000	2,224,722
3.500%, 3/8/22	1,844,000	1,909,668
3.450%, 2/13/23	1,806,000	1,794,052
4.125%, 8/15/23	3,000,000	3,114,669
Wells Fargo Bank N.A.
0.750%, 7/20/15	1,500,000	1,505,560
6.000%, 11/15/17	500,000	572,920
Westpac Banking Corp.
3.000%, 8/4/15	4,062,000	4,175,718
1.125%, 9/25/15	1,000,000	1,007,257
0.950%, 1/12/16	1,500,000	1,507,149
1.200%, 5/19/17	788,000	787,098
2.000%, 8/14/17	1,700,000	1,733,549
1.600%, 1/12/18	500,000	500,410
4.625%, 6/1/18	62,000	67,302
2.250%, 1/17/19	600,000	607,051
4.875%, 11/19/19	1,800,000	2,026,941
Zions Bancorp 4.500%, 6/13/23	500,000	517,112

		574,314,363

Capital Markets (2.0%)
Affiliated Managers Group, Inc. 4.250%, 2/15/24	350,000	363,574
Ameriprise Financial, Inc.
5.650%, 11/15/15	50,000	53,311
7.300%, 6/28/19	1,611,000	1,988,138
5.300%, 3/15/20	156,000	178,215
4.000%, 10/15/23	150,000	157,904
Ares Capital Corp. 4.875%, 11/30/18	500,000	532,594
Bank of New York Mellon Corp.
0.700%, 10/23/15	1,094,000	1,098,199
2.500%, 1/15/16	300,000	308,979
0.700%, 3/4/16	1,000,000	1,001,402
1.300%, 1/25/18	250,000	248,390
2.100%, 1/15/19	48,000	48,239
4.150%, 2/1/21	2,187,000	2,388,383
3.550%, 9/23/21	750,000	784,283
3.650%, 2/4/24	2,100,000	2,165,163
BlackRock, Inc.
5.000%, 12/10/19	1,473,000	1,680,866
3.375%, 6/1/22	500,000	514,958
3.500%, 3/18/24	1,400,000	1,414,686
Charles Schwab Corp.
4.450%, 7/22/20	850,000	946,432
3.225%, 9/1/22	1,197,000	1,214,587
Credit Suisse AG/New York
2.300%, 5/28/19	900,000	897,415
5.300%, 8/13/19	1,346,000	1,537,682
5.400%, 1/14/20	1,000,000	1,122,318
4.375%, 8/5/20	2,850,000	3,110,550
Credit Suisse FB USA, Inc. 5.125%, 8/15/15	932,000	979,705
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	322,688
5.850%, 8/16/16	1,318,000	1,451,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank AG 4.296%, 5/24/28 (l)	$1,700,000	$1,649,204
Deutsche Bank AG/London
3.250%, 1/11/16	2,000,000	2,073,899
1.400%, 2/13/17	1,250,000	1,253,860
1.350%, 5/30/17	1,650,000	1,648,973
6.000%, 9/1/17	2,096,000	2,387,627
2.500%, 2/13/19	1,600,000	1,624,251
Eaton Vance Corp.
6.500%, 10/2/17	60,000	68,935
3.625%, 6/15/23	500,000	509,576
Fifth Street Finance Corp. 4.875%, 3/1/19	250,000	260,465
Goldman Sachs Group, Inc.
3.700%, 8/1/15	3,166,000	3,266,303
1.600%, 11/23/15	5,000,000	5,051,580
5.350%, 1/15/16	2,941,000	3,140,026
3.625%, 2/7/16	3,000,000	3,128,041
5.750%, 10/1/16	375,000	412,565
5.625%, 1/15/17	2,543,000	2,800,166
6.250%, 9/1/17	2,219,000	2,524,868
5.950%, 1/18/18	6,451,000	7,337,692
2.375%, 1/22/18	750,000	761,612
6.150%, 4/1/18	1,318,000	1,514,249
2.900%, 7/19/18	3,000,000	3,088,035
7.500%, 2/15/19	2,999,000	3,654,193
5.375%, 3/15/20	3,650,000	4,132,802
6.000%, 6/15/20	1,428,000	1,665,092
5.250%, 7/27/21	1,905,000	2,136,086
5.750%, 1/24/22	4,400,000	5,074,046
3.625%, 1/22/23	2,244,000	2,254,390
4.000%, 3/3/24	3,045,000	3,097,475
Jefferies Group LLC
3.875%, 11/9/15	1,250,000	1,296,309
5.125%, 4/13/18	525,000	576,839
8.500%, 7/15/19	1,446,000	1,813,195
5.125%, 1/20/23	117,000	125,907
Lazard Group LLC 4.250%, 11/14/20	1,000,000	1,046,733
Legg Mason, Inc.
5.500%, 5/21/19	500,000	560,856
2.700%, 7/15/19	375,000	377,525
Mellon Funding Corp. 5.500%, 11/15/18	1,000,000	1,139,148
Morgan Stanley
4.000%, 7/24/15	1,500,000	1,553,536
5.375%, 10/15/15	2,746,000	2,909,232
1.750%, 2/25/16	420,000	425,818
3.800%, 4/29/16	150,000	157,587
5.750%, 10/18/16	1,500,000	1,652,757
4.750%, 3/22/17	656,000	713,414
5.550%, 4/27/17	7,250,000	8,057,132
6.625%, 4/1/18	2,848,000	3,328,482
2.125%, 4/25/18	4,504,000	4,553,613
2.500%, 1/24/19	2,000,000	2,024,199
7.300%, 5/13/19	2,718,000	3,327,855
5.625%, 9/23/19	2,039,000	2,345,747
5.500%, 1/26/20	250,000	286,615
5.500%, 7/24/20	1,522,000	1,749,554
5.750%, 1/25/21	4,112,000	4,783,182
5.500%, 7/28/21	2,130,000	2,446,284

4.875%, 11/1/22	$312,000	$334,527
3.750%, 2/25/23	3,394,000	3,440,277
4.100%, 5/22/23	2,000,000	2,024,455
3.875%, 4/29/24	4,000,000	4,046,840
Nomura Holdings, Inc.
4.125%, 1/19/16	3,100,000	3,245,695
2.000%, 9/13/16	100,000	101,509
2.750%, 3/19/19	1,000,000	1,021,173
6.700%, 3/4/20	959,000	1,144,575
Northern Trust Corp.
3.450%, 11/4/20	850,000	905,981
3.375%, 8/23/21	375,000	394,036
2.375%, 8/2/22	500,000	479,978
Prospect Capital Corp. 5.000%, 7/15/19	350,000	359,903
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	264,076
8.600%, 8/15/19	439,000	553,889
TD Ameritrade Holding Corp. 5.600%, 12/1/19	100,000	116,846
UBS AG/Connecticut
5.875%, 7/15/16	1,000,000	1,092,755
5.875%, 12/20/17	2,275,000	2,600,990
5.750%, 4/25/18	3,000,000	3,431,771
4.875%, 8/4/20	1,812,000	2,030,491
UBS Preferred Funding Trust V 6.243%, 5/29/49 (l)	100,000	106,500

		167,973,641

Consumer Finance (1.2%)
American Express Centurion Bank
0.875%, 11/13/15	1,100,000	1,103,937
6.000%, 9/13/17	1,250,000	1,429,765
American Express Co.
6.150%, 8/28/17	416,000	476,081
7.000%, 3/19/18	3,922,000	4,667,337
1.550%, 5/22/18	2,000,000	1,984,320
8.125%, 5/20/19	1,212,000	1,543,949
2.650%, 12/2/22	1,487,000	1,451,435
6.800%, 9/1/66 (l)	150,000	165,000
American Express Credit Corp.
2.750%, 9/15/15	3,250,000	3,333,528
2.800%, 9/19/16	250,000	260,179
2.375%, 3/24/17	1,000,000	1,032,309
2.125%, 3/18/19	750,000	753,863
American Honda Finance Corp. 2.125%, 10/10/18	1,000,000	1,012,249
Capital One Financial Corp.
3.150%, 7/15/16	300,000	312,922
6.150%, 9/1/16	669,000	741,587
6.750%, 9/15/17	1,546,000	1,796,186
4.750%, 7/15/21	500,000	555,227
3.750%, 4/24/24	1,000,000	1,013,997
Caterpillar Financial Services Corp.
0.700%, 2/26/16	1,250,000	1,252,578
5.500%, 3/15/16	125,000	135,376
2.050%, 8/1/16	1,700,000	1,746,235
1.750%, 3/24/17	500,000	509,964
1.250%, 11/6/17	250,000	248,858
1.300%, 3/1/18	1,000,000	990,571
5.450%, 4/15/18	1,000,000	1,138,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

7.150%, 2/15/19	$2,520,000	$3,098,728
2.100%, 6/9/19	700,000	701,561
2.850%, 6/1/22	500,000	496,561
2.625%, 3/1/23	1,000,000	965,888
3.300%, 6/9/24	700,000	694,440
Discover Financial Services
6.450%, 6/12/17	498,000	562,118
5.200%, 4/27/22	100,000	111,000
3.850%, 11/21/22	1,144,000	1,164,020
Ford Motor Credit Co. LLC
2.500%, 1/15/16	2,950,000	3,024,547
1.700%, 5/9/16	1,250,000	1,264,785
3.984%, 6/15/16	300,000	316,566
8.000%, 12/15/16	250,000	290,426
1.500%, 1/17/17	714,000	716,677
4.250%, 2/3/17	300,000	321,811
3.000%, 6/12/17	5,000,000	5,212,654
1.724%, 12/6/17	1,200,000	1,199,337
2.375%, 1/16/18	1,382,000	1,410,498
5.875%, 8/2/21	5,850,000	6,862,681
4.250%, 9/20/22	2,700,000	2,875,764
HSBC Finance Corp.
5.500%, 1/19/16	2,219,000	2,376,054
6.676%, 1/15/21	3,826,000	4,578,404
HSBC USA, Inc.
1.625%, 1/16/18	1,000,000	1,000,177
2.250%, 6/23/19	1,250,000	1,248,313
5.000%, 9/27/20	650,000	717,992
3.500%, 6/23/24	900,000	902,671
John Deere Capital Corp.
0.700%, 9/4/15	1,000,000	1,002,815
1.050%, 12/15/16	2,000,000	2,007,565
5.500%, 4/13/17	208,000	232,965
2.800%, 9/18/17	1,500,000	1,573,836
1.200%, 10/10/17	1,000,000	996,168
1.300%, 3/12/18	1,150,000	1,139,588
5.750%, 9/10/18	1,108,000	1,284,939
1.950%, 12/13/18	650,000	649,830
2.250%, 4/17/19	500,000	506,609
2.800%, 3/4/21	1,000,000	1,011,660
3.900%, 7/12/21	350,000	375,896
3.150%, 10/15/21	500,000	511,607
2.750%, 3/15/22	1,000,000	995,006
3.350%, 6/12/24	650,000	650,487
PACCAR Financial Corp.
0.750%, 8/14/15	500,000	501,887
0.700%, 11/16/15	250,000	250,701
0.800%, 2/8/16	1,000,000	1,003,203
1.150%, 8/16/16	100,000	100,700
1.600%, 3/15/17	750,000	760,347
Toyota Motor Credit Corp.
0.875%, 7/17/15	1,800,000	1,809,210
2.800%, 1/11/16	2,212,000	2,290,261
0.800%, 5/17/16	1,094,000	1,096,368
2.000%, 9/15/16	850,000	871,795
2.050%, 1/12/17	1,000,000	1,024,733
1.750%, 5/22/17	1,300,000	1,324,201
1.250%, 10/5/17	1,500,000	1,498,515
1.375%, 1/10/18	1,000,000	1,000,439
2.000%, 10/24/18	200,000	201,732
4.500%, 6/17/20	300,000	333,609

4.250%, 1/11/21	$1,300,000	$1,420,154
2.750%, 5/17/21	750,000	750,524
3.400%, 9/15/21	1,050,000	1,093,531
3.300%, 1/12/22	156,000	160,940
2.625%, 1/10/23	1,150,000	1,112,920

		103,314,755

Diversified Financial Services (1.3%)
Alterra Finance LLC 6.250%, 9/30/20	500,000	586,711
Associates Corp. of North America
6.950%, 11/1/18	62,000	74,051
Bank of America N.A.
1.125%, 11/14/16	1,000,000	1,000,203
1.250%, 2/14/17	1,000,000	999,302
5.300%, 3/15/17	1,300,000	1,429,614
Bear Stearns Cos. LLC
5.300%, 10/30/15	648,000	686,903
5.550%, 1/22/17	2,721,000	3,002,441
6.400%, 10/2/17	1,346,000	1,548,420
7.250%, 2/1/18	2,070,000	2,462,008
4.650%, 7/2/18	125,000	137,471
Berkshire Hathaway, Inc.
0.800%, 2/11/16	2,000,000	2,005,685
1.900%, 1/31/17	1,000,000	1,024,000
1.550%, 2/9/18	1,000,000	1,003,172
3.750%, 8/15/21	500,000	528,500
3.400%, 1/31/22	500,000	516,450
3.000%, 2/11/23	1,250,000	1,247,171
Boeing Capital Corp.
2.125%, 8/15/16	1,595,000	1,641,280
2.900%, 8/15/18	156,000	164,152
Braskem Finance Ltd. 6.450%, 2/3/24	250,000	266,425
CME Group, Inc./Illinois 3.000%, 9/15/22	500,000	498,001
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	1,091,000	1,209,388
General Electric Capital Corp.
4.375%, 9/21/15	1,000,000	1,045,957
2.250%, 11/9/15	156,000	159,617
1.000%, 12/11/15	3,000,000	3,023,399
1.000%, 1/8/16	562,000	565,327
5.000%, 1/8/16	62,000	66,109
2.950%, 5/9/16	3,000,000	3,128,395
1.500%, 7/12/16	2,312,000	2,342,865
2.900%, 1/9/17	3,000,000	3,137,671
5.400%, 2/15/17	5,487,000	6,095,475
1.250%, 5/15/17	750,000	752,029
5.625%, 9/15/17	62,000	70,281
1.600%, 11/20/17	1,000,000	1,005,372
1.625%, 4/2/18	1,300,000	1,301,494
5.625%, 5/1/18	4,470,000	5,113,190
2.300%, 1/14/19	1,500,000	1,525,659
6.000%, 8/7/19	4,000,000	4,741,119
5.500%, 1/8/20	1,000,000	1,157,490
4.625%, 1/7/21	1,750,000	1,947,876
5.300%, 2/11/21	3,027,000	3,442,233
4.650%, 10/17/21	2,800,000	3,110,042
3.150%, 9/7/22	1,800,000	1,807,176
3.100%, 1/9/23	2,875,000	2,851,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

3.450%, 5/15/24	$1,000,000	$1,000,306
6.375%, 11/15/67 (l)	625,000	693,750
Intercontinental Exchange, Inc. 4.000%, 10/15/23	850,000	896,159
JPMorgan Chase Bank N.A. 6.000%, 10/1/17	3,750,000	4,270,554
Leucadia National Corp. 5.500%, 10/18/23	800,000	846,400
McGraw Hill Financial, Inc. 5.900%, 11/15/17	500,000	553,289
Moody’s Corp.
5.500%, 9/1/20	500,000	566,789
4.500%, 9/1/22	31,000	32,596
4.875%, 2/15/24	500,000	538,185
Murray Street Investment Trust I 4.647%, 3/9/17 (e)	1,156,000	1,249,426
NASDAQ OMX Group, Inc.
5.250%, 1/16/18	220,000	241,065
5.550%, 1/15/20	894,000	984,877
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	1,200,000	1,242,573
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	1,800,000	1,871,975
5.450%, 4/10/17	125,000	139,750
5.450%, 2/1/18	250,000	284,655
10.375%, 11/1/18	1,000,000	1,346,281
2.350%, 6/15/20	2,000,000	1,995,533
3.400%, 11/15/23	1,000,000	1,017,123
4.750%, 4/30/43 (l)	350,000	343,000
ORIX Corp. 5.000%, 1/12/16	78,000	82,741
Private Export Funding Corp.
4.950%, 11/15/15	369,000	392,245
1.375%, 2/15/17	1,775,000	1,799,156
1.875%, 7/15/18	400,000	406,042
2.050%, 11/15/22	1,125,000	1,066,586
3.550%, 1/15/24	729,000	766,252
Sasol Financing International plc 4.500%, 11/14/22	750,000	753,750
Schlumberger Investment S.A. 3.650%, 12/1/23	1,500,000	1,557,378
Shell International Finance B.V.
0.900%, 11/15/16	2,600,000	2,608,494
1.125%, 8/21/17	1,000,000	999,269
1.900%, 8/10/18	1,000,000	1,011,633
4.300%, 9/22/19	2,147,000	2,379,754
4.375%, 3/25/20	1,629,000	1,799,322
2.375%, 8/21/22	1,175,000	1,127,617
3.400%, 8/12/23	900,000	919,332
Voya Financial, Inc.
2.900%, 2/15/18	700,000	725,377
5.500%, 7/15/22	550,000	629,351
XTRA Finance Corp. 5.150%, 4/1/17	100,000	109,662

		109,669,648

Insurance (1.0%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	1,356,000	1,390,724
5.800%, 3/15/18	100,000	114,004

5.900%, 6/15/19	$1,235,000	$1,443,573
3.350%, 5/15/24	600,000	604,013
Aegon N.V. 4.625%, 12/1/15	800,000	842,443
Aflac, Inc.
3.450%, 8/15/15	450,000	465,096
2.650%, 2/15/17	250,000	260,434
8.500%, 5/15/19	404,000	523,086
4.000%, 2/15/22	500,000	536,693
3.625%, 6/15/23	1,150,000	1,168,975
Alleghany Corp. 5.625%, 9/15/20	200,000	223,797
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	740,000	828,695
5.500%, 11/15/20	500,000	564,389
Allstate Corp.
7.450%, 5/16/19	973,000	1,203,127
3.150%, 6/15/23	156,000	155,547
5.750%, 8/15/53 (l)	500,000	537,500
American Financial Group, Inc./Ohio
9.875%, 6/15/19	169,000	220,491
American International Group, Inc.
2.375%, 8/24/15	535,000	544,374
5.050%, 10/1/15	820,000	862,510
4.875%, 9/15/16	1,000,000	1,080,200
5.450%, 5/18/17	1,375,000	1,528,695
5.850%, 1/16/18	1,072,000	1,215,484
8.250%, 8/15/18	3,967,000	4,892,745
3.375%, 8/15/20	500,000	518,576
6.400%, 12/15/20	3,100,000	3,725,095
4.875%, 6/1/22	750,000	831,811
Aon Corp.
3.500%, 9/30/15	100,000	103,398
3.125%, 5/27/16	600,000	624,225
5.000%, 9/30/20	1,287,000	1,442,253
Aspen Insurance Holdings Ltd. 6.000%, 12/15/20	500,000	561,323
Assurant, Inc.
2.500%, 3/15/18	350,000	352,506
4.000%, 3/15/23	300,000	302,398
Assured Guaranty U.S. Holdings, Inc.
5.000%, 7/1/24	500,000	494,850
Axis Specialty Finance LLC 5.875%, 6/1/20	700,000	786,697
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	152,325
1.300%, 5/15/18	600,000	594,347
5.400%, 5/15/18	693,000	792,804
2.000%, 8/15/18	1,000,000	1,013,088
4.250%, 1/15/21	1,175,000	1,289,793
3.000%, 5/15/22	656,000	650,381
Chubb Corp.
5.750%, 5/15/18	1,266,000	1,448,163
6.375%, 3/29/67 (l)	662,000	735,647
CNA Financial Corp.
6.500%, 8/15/16	500,000	557,300
7.350%, 11/15/19	571,000	705,683
5.875%, 8/15/20	902,000	1,055,675
Delphi Financial Group, Inc. 7.875%, 1/31/20	75,000	91,086
Fidelity National Financial, Inc. 5.500%, 9/1/22	500,000	545,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Genworth Holdings, Inc.
8.625%, 12/15/16	$1,638,000	$1,912,366
6.515%, 5/22/18	311,000	359,640
7.700%, 6/15/20	300,000	369,011
7.200%, 2/15/21	356,000	431,995
4.900%, 8/15/23	214,000	229,145
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	100,000	110,758
5.500%, 3/30/20	900,000	1,033,918
5.125%, 4/15/22	250,000	286,065
HCC Insurance Holdings, Inc. 6.300%, 11/15/19	200,000	233,842
Infinity Property & Casualty Corp. 5.000%, 9/19/22	250,000	259,266
Kemper Corp. 6.000%, 11/30/15	500,000	533,362
Lincoln National Corp.
8.750%, 7/1/19	927,000	1,191,697
6.250%, 2/15/20	485,000	574,317
4.850%, 6/24/21	334,000	372,463
7.000%, 5/17/66 (l)	100,000	104,250
6.050%, 4/20/67 (l)	1,100,000	1,108,250
Loews Corp. 2.625%, 5/15/23	900,000	850,765
Manulife Financial Corp. 3.400%, 9/17/15	219,000	226,174
Markel Corp.
7.125%, 9/30/19	321,000	381,462
5.350%, 6/1/21	350,000	395,073
3.625%, 3/30/23	300,000	300,619
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	250,000	255,010
9.250%, 4/15/19	628,000	819,136
4.800%, 7/15/21	600,000	665,429
MetLife, Inc.
6.750%, 6/1/16	2,750,000	3,053,847
6.817%, 8/15/18	112,000	133,773
7.717%, 2/15/19	508,000	634,767
4.750%, 2/8/21	1,547,000	1,721,502
3.048%, 12/15/22	1,000,000	993,477
4.368%, 9/15/23	667,000	716,892
3.600%, 4/10/24	500,000	508,692
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	255,752
OneBeacon US Holdings, Inc. 4.600%, 11/9/22	200,000	205,503
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	454,000	514,675
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	249,558
8.875%, 5/15/19	800,000	1,024,110
ProAssurance Corp. 5.300%, 11/15/23	750,000	814,294
Progressive Corp.
3.750%, 8/23/21	219,000	232,443
6.700%, 6/15/37 (l)	1,000,000	1,105,000
Protective Life Corp.
7.375%, 10/15/19	550,000	678,150
Prudential Financial, Inc.
6.000%, 12/1/17	1,320,000	1,512,608
2.300%, 8/15/18	1,000,000	1,014,983
7.375%, 6/15/19	916,000	1,133,849

5.375%, 6/21/20	$1,100,000	$1,261,113
4.500%, 11/16/21	1,000,000	1,100,276
8.875%, 6/15/38 (l)	303,000	369,660
5.625%, 6/15/43 (l)	2,000,000	2,142,500
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	435,191
5.000%, 6/1/21	60,000	66,372
4.700%, 9/15/23	1,500,000	1,606,489
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	109,822
StanCorp Financial Group, Inc. 5.000%, 8/15/22	350,000	372,165
Torchmark Corp.
9.250%, 6/15/19	275,000	354,316
3.800%, 9/15/22	250,000	256,998
Travelers Cos., Inc.
5.500%, 12/1/15	1,140,000	1,220,015
5.750%, 12/15/17	187,000	214,633
5.800%, 5/15/18	1,100,000	1,269,951
5.900%, 6/2/19	500,000	592,034
Trinity Acquisition plc 4.625%, 8/15/23	250,000	260,695
Unum Group
7.125%, 9/30/16	100,000	113,172
5.625%, 9/15/20	700,000	802,321
4.000%, 3/15/24	300,000	309,378
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	110,936
4.625%, 3/15/22	750,000	794,782
Willis Group Holdings plc 5.750%, 3/15/21	500,000	558,231
Willis North America, Inc. 6.200%, 3/28/17	500,000	548,884
XLIT Ltd. 2.300%, 12/15/18	750,000	757,539

		85,716,562

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc.
3.900%, 6/15/23	1,000,000	994,373
American Campus Communities Operating Partnership LP
3.750%, 4/15/23	500,000	492,192
American Tower Corp. 7.000%, 10/15/17	250,000	291,253
4.500%, 1/15/18	100,000	109,120
3.400%, 2/15/19	950,000	993,447
5.050%, 9/1/20	1,058,000	1,176,567
4.700%, 3/15/22	500,000	535,290
3.500%, 1/31/23	1,150,000	1,126,879
5.000%, 2/15/24	1,000,000	1,085,949
ARC Properties Operating Partnership LP/Clark Acquisition LLC
4.600%, 2/6/24§	2,300,000	2,353,670
AvalonBay Communities, Inc.
5.700%, 3/15/17	539,000	601,187
6.100%, 3/15/20	139,000	159,580
3.625%, 10/1/20	1,500,000	1,566,531
2.950%, 9/15/22	500,000	487,683
4.200%, 12/15/23	100,000	105,659
Boston Properties LP
3.700%, 11/15/18	600,000	641,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

5.875%, 10/15/19	$200,000	$233,375
5.625%, 11/15/20	2,015,000	2,325,183
3.850%, 2/1/23	500,000	514,164
3.125%, 9/1/23	1,000,000	967,803
Brandywine Operating Partnership LP
4.950%, 4/15/18	350,000	380,631
Camden Property Trust
4.625%, 6/15/21	375,000	407,322
2.950%, 12/15/22	150,000	144,977
CommonWealth REIT
6.650%, 1/15/18	481,000	528,854
5.875%, 9/15/20	250,000	270,165
Corporate Office Properties LP
3.700%, 6/15/21	750,000	748,764
3.600%, 5/15/23	200,000	190,684
CubeSmart LP
4.375%, 12/15/23	250,000	259,405
DDR Corp.
3.500%, 1/15/21	550,000	559,774
4.625%, 7/15/22	1,000,000	1,069,135
3.375%, 5/15/23	350,000	340,035
Digital Realty Trust LP
4.500%, 7/15/15	439,000	451,507
5.875%, 2/1/20	1,000,000	1,112,177
5.250%, 3/15/21	500,000	535,305
Duke Realty LP
5.950%, 2/15/17	312,000	346,677
6.500%, 1/15/18	500,000	571,733
6.750%, 3/15/20	1,665,000	1,976,973
EPR Properties
7.750%, 7/15/20	269,000	320,622
5.750%, 8/15/22	250,000	271,834
5.250%, 7/15/23	150,000	156,629
ERP Operating LP
5.125%, 3/15/16	1,582,000	1,694,311
2.375%, 7/1/19	800,000	804,368
4.750%, 7/15/20	450,000	501,347
3.000%, 4/15/23	1,000,000	972,626
Essex Portfolio LP
3.375%, 1/15/23§	500,000	493,640
3.250%, 5/1/23	1,000,000	973,153
Excel Trust LP 4.625%, 5/15/24	400,000	406,314
Federal Realty Investment Trust 3.000%, 8/1/22	200,000	197,043
HCP, Inc.
3.750%, 2/1/16	232,000	242,578
6.000%, 1/30/17	1,020,000	1,142,931
5.625%, 5/1/17	100,000	111,720
3.750%, 2/1/19	200,000	212,591
2.625%, 2/1/20	656,000	656,444
5.375%, 2/1/21	1,690,000	1,928,473
3.150%, 8/1/22	250,000	244,707
4.250%, 11/15/23	1,070,000	1,110,085
Health Care REIT, Inc.
3.625%, 3/15/16	1,062,000	1,109,461
6.200%, 6/1/16	627,000	687,547
4.700%, 9/15/17	412,000	451,332
6.125%, 4/15/20	385,000	447,006
4.950%, 1/15/21	1,000,000	1,112,184
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	619,000	695,713

Healthcare Trust of America Holdings LP
3.375%, 7/15/21	$350,000	$349,594
3.700%, 4/15/23	250,000	243,542
Hospitality Properties Trust
6.300%, 6/15/16	660,000	705,025
5.625%, 3/15/17	350,000	382,053
4.500%, 6/15/23	1,000,000	1,016,617
Host Hotels & Resorts LP
5.875%, 6/15/19	1,000,000	1,072,500
4.750%, 3/1/23	1,100,000	1,171,500
Kilroy Realty LP
5.000%, 11/3/15	300,000	315,964
4.800%, 7/15/18	350,000	376,580
3.800%, 1/15/23	450,000	452,316
Kimco Realty Corp.
6.875%, 10/1/19	439,000	527,787
3.125%, 6/1/23	1,000,000	960,402
Lexington Realty Trust 4.250%, 6/15/23	250,000	248,981
Liberty Property LP
6.625%, 10/1/17	500,000	570,717
4.750%, 10/1/20	389,000	423,530
4.125%, 6/15/22	94,000	97,571
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	101,185
7.750%, 8/15/19	639,000	760,821
3.150%, 5/15/23	150,000	135,886
Mid-America Apartments LP
4.300%, 10/15/23	175,000	183,189
3.750%, 6/15/24	450,000	448,025
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	254,140
3.300%, 4/15/23	700,000	675,470
Piedmont Operating Partnership LP
4.450%, 3/15/24	500,000	512,043
Prologis LP
4.500%, 8/15/17	62,000	67,046
6.625%, 5/15/18	974,000	1,134,561
2.750%, 2/15/19	214,000	217,870
6.875%, 3/15/20	244,000	291,855
3.350%, 2/1/21	1,000,000	1,013,761
4.250%, 8/15/23	100,000	104,390
Realty Income Corp.
6.750%, 8/15/19	750,000	892,144
5.750%, 1/15/21	450,000	509,983
3.250%, 10/15/22	344,000	335,541
4.650%, 8/1/23	1,000,000	1,074,033
Regency Centers LP 5.250%, 8/1/15	500,000	523,331
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	250,000	267,242
Senior Housing Properties Trust
4.300%, 1/15/16	250,000	259,245
3.250%, 5/1/19	850,000	861,912
Simon Property Group LP
5.750%, 12/1/15	385,000	408,288
6.100%, 5/1/16	75,000	81,373
5.250%, 12/1/16	408,000	451,023
2.150%, 9/15/17	250,000	256,256
6.125%, 5/30/18	300,000	349,069
2.200%, 2/1/19	3,000,000	3,029,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

10.350%, 4/1/19	$1,000,000	$1,355,269
5.650%, 2/1/20	1,985,000	2,317,144
4.375%, 3/1/21	1,095,000	1,206,442
3.750%, 2/1/24	1,000,000	1,021,692
UDR, Inc.
4.250%, 6/1/18	400,000	432,466
3.700%, 10/1/20	1,500,000	1,572,526
4.625%, 1/10/22	200,000	216,436
Ventas Realty LP
1.550%, 9/26/16	1,937,000	1,956,374
3.750%, 5/1/24	50,000	49,926
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	300,000	309,540
2.000%, 2/15/18	600,000	604,039
4.000%, 4/30/19	1,000,000	1,076,922
2.700%, 4/1/20	1,050,000	1,044,036
4.250%, 3/1/22	662,000	701,724
Vornado Realty LP 2.500%, 6/30/19	500,000	500,576
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,086,957
3.950%, 10/15/22	150,000	150,148
Weingarten Realty Investors 3.375%, 10/15/22	600,000	585,487
Weyerhaeuser Co. 4.625%, 9/15/23	1,000,000	1,082,464
WP Carey, Inc. 4.600%, 4/1/24	300,000	310,825

		85,295,221

Real Estate Management & Development (0.0%)
Jones Lang LaSalle, Inc. 4.400%, 11/15/22	200,000	203,140
Tanger Properties LP 6.125%, 6/1/20	500,000	582,312

		785,452

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	1,100,000	1,159,907
1.375%, 3/13/17	1,000,000	1,001,632
3.050%, 8/23/18	1,000,000	1,042,857
4.000%, 3/13/24	1,000,000	1,026,771
BPCE S.A.
1.700%, 4/25/16	250,000	253,381
1.625%, 2/10/17	500,000	503,321
2.500%, 12/10/18	1,100,000	1,115,537
4.000%, 4/15/24	1,250,000	1,265,605
People’s United Financial, Inc. 3.650%, 12/6/22	300,000	302,923
Santander Bank N.A. 8.750%, 5/30/18	600,000	731,165

		8,403,099

Total Financials		1,135,472,741

Health Care (2.5%)
Biotechnology (0.3%)
Amgen, Inc.
2.300%, 6/15/16	581,000	597,138
2.500%, 11/15/16	500,000	516,670
2.125%, 5/15/17	1,500,000	1,536,827

5.850%, 6/1/17	$1,680,000	$1,896,181
6.150%, 6/1/18	200,000	232,172
5.700%, 2/1/19	958,000	1,107,677
2.200%, 5/22/19	750,000	748,890
4.500%, 3/15/20	315,000	345,208
3.450%, 10/1/20	1,312,000	1,371,050
4.100%, 6/15/21	1,000,000	1,076,424
3.625%, 5/15/22	1,094,000	1,126,857
3.625%, 5/22/24	2,750,000	2,757,214
Biogen Idec, Inc. 6.875%, 3/1/18	700,000	823,824
Celgene Corp.
2.300%, 8/15/18	486,000	494,055
3.950%, 10/15/20	1,031,000	1,098,416
3.250%, 8/15/22	850,000	850,917
4.000%, 8/15/23	850,000	883,789
3.625%, 5/15/24	2,000,000	2,001,476
Genentech, Inc. 4.750%, 7/15/15	1,200,000	1,254,266
Gilead Sciences, Inc.
2.050%, 4/1/19	1,150,000	1,153,317
4.400%, 12/1/21	2,187,000	2,406,799
3.700%, 4/1/24	1,000,000	1,025,975

		25,305,142

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
5.125%, 4/1/19	676,000	771,035
4.125%, 5/27/20	325,000	355,956
Baxter International, Inc.
0.950%, 6/1/16	1,000,000	1,001,706
5.900%, 9/1/16	936,000	1,034,441
5.375%, 6/1/18	187,000	212,082
1.850%, 6/15/18	1,000,000	1,000,976
4.250%, 3/15/20	519,000	561,587
2.400%, 8/15/22	1,100,000	1,037,027
3.200%, 6/15/23	1,000,000	991,416
Becton Dickinson and Co.
5.000%, 5/15/19	200,000	226,902
3.250%, 11/12/20	1,300,000	1,356,073
BioMed Realty LP
3.850%, 4/15/16	500,000	523,423
6.125%, 4/15/20	350,000	401,314
Boston Scientific Corp.
6.400%, 6/15/16	1,100,000	1,212,455
2.650%, 10/1/18	500,000	509,599
6.000%, 1/15/20	1,100,000	1,275,389
C.R. Bard, Inc.
2.875%, 1/15/16	350,000	361,552
1.375%, 1/15/18	500,000	495,704
4.400%, 1/15/21	190,000	207,162
CareFusion Corp.
6.375%, 8/1/19	600,000	703,954
3.300%, 3/1/23	400,000	386,579
3.875%, 5/15/24	500,000	505,695
Covidien International Finance S.A.
6.000%, 10/15/17	1,422,000	1,628,395
4.200%, 6/15/20	700,000	763,906
2.950%, 6/15/23	1,000,000	972,940
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	201,651
4.125%, 8/15/21	100,000	104,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Edwards Lifesciences Corp. 2.875%, 10/15/18	$700,000	$715,619
Medtronic, Inc.
4.750%, 9/15/15	100,000	105,159
2.625%, 3/15/16	1,000,000	1,033,184
1.375%, 4/1/18	1,500,000	1,489,761
4.450%, 3/15/20	1,794,000	1,987,121
4.125%, 3/15/21	500,000	543,142
3.125%, 3/15/22	150,000	152,391
2.750%, 4/1/23	769,000	740,661
3.625%, 3/15/24	1,000,000	1,026,000
St. Jude Medical, Inc. 3.250%, 4/15/23	1,150,000	1,140,486
Stryker Corp.
2.000%, 9/30/16	1,370,000	1,403,108
4.375%, 1/15/20	269,000	296,604
Zimmer Holdings, Inc. 3.375%, 11/30/21	500,000	508,086

		29,944,689

Health Care Providers & Services (0.7%)
Aetna, Inc.
1.500%, 11/15/17	1,000,000	1,006,145
6.500%, 9/15/18	700,000	826,972
2.200%, 3/15/19	750,000	752,802
3.950%, 9/1/20	100,000	108,402
2.750%, 11/15/22	1,000,000	965,832
AmerisourceBergen Corp.
1.150%, 5/15/17	500,000	499,488
4.875%, 11/15/19	1,150,000	1,289,673
3.400%, 5/15/24	600,000	597,712
Cardinal Health, Inc.
5.800%, 10/15/16	200,000	221,304
1.700%, 3/15/18	1,143,000	1,138,638
4.625%, 12/15/20	1,700,000	1,887,902
3.200%, 6/15/22	125,000	125,233
3.200%, 3/15/23	1,000,000	987,224
Cigna Corp.
5.375%, 3/15/17	25,000	27,651
5.125%, 6/15/20	1,182,000	1,337,931
4.375%, 12/15/20	100,000	109,085
4.500%, 3/15/21	406,000	445,898
4.000%, 2/15/22	500,000	530,677
Coventry Health Care, Inc.
5.950%, 3/15/17	336,000	377,160
5.450%, 6/15/21	650,000	749,125
Express Scripts Holding Co.
3.125%, 5/15/16	2,562,000	2,669,266
3.500%, 11/15/16	1,000,000	1,057,650
2.650%, 2/15/17	1,000,000	1,038,046
1.250%, 6/2/17	445,000	444,289
4.750%, 11/15/21	1,350,000	1,489,266
3.900%, 2/15/22	2,156,000	2,257,019
3.500%, 6/15/24	1,000,000	987,751
Howard Hughes Medical Institute 3.500%, 9/1/23	1,000,000	1,027,358
Humana, Inc.
6.450%, 6/1/16	149,000	164,074
7.200%, 6/15/18	1,231,000	1,463,101
Kaiser Foundation Hospitals 3.500%, 4/1/22	350,000	350,685

Laboratory Corp. of America Holdings
2.200%, 8/23/17	$67,000	$68,180
2.500%, 11/1/18	500,000	507,447
4.625%, 11/15/20	1,600,000	1,725,200
3.750%, 8/23/22	56,000	56,559
4.000%, 11/1/23	500,000	508,661
McKesson Corp.
3.250%, 3/1/16	219,000	227,529
5.700%, 3/1/17	500,000	559,321
1.400%, 3/15/18	1,100,000	1,086,373
2.284%, 3/15/19	1,345,000	1,349,613
4.750%, 3/1/21	1,100,000	1,228,333
2.850%, 3/15/23	1,200,000	1,152,363
3.796%, 3/15/24	2,200,000	2,246,792
Medco Health Solutions, Inc.
2.750%, 9/15/15	1,650,000	1,687,587
7.125%, 3/15/18	762,000	899,496
4.125%, 9/15/20	275,000	294,915
Quest Diagnostics, Inc.
3.200%, 4/1/16	1,312,000	1,360,530
6.400%, 7/1/17	650,000	737,885
2.700%, 4/1/19	500,000	505,225
4.700%, 4/1/21	100,000	107,733
UnitedHealth Group, Inc.
0.850%, 10/15/15	300,000	301,170
5.375%, 3/15/16	325,000	350,768
1.875%, 11/15/16	1,500,000	1,533,458
1.400%, 10/15/17	100,000	100,308
6.000%, 2/15/18	1,824,000	2,104,601
1.625%, 3/15/19	750,000	738,543
4.700%, 2/15/21	850,000	948,257
2.875%, 3/15/22	500,000	497,002
2.750%, 2/15/23	1,000,000	968,465
2.875%, 3/15/23	600,000	585,265
WellPoint, Inc.
1.250%, 9/10/15	1,000,000	1,007,038
5.250%, 1/15/16	1,112,000	1,188,590
5.875%, 6/15/17	639,000	722,138
1.875%, 1/15/18	500,000	504,111
2.300%, 7/15/18	1,000,000	1,017,620
7.000%, 2/15/19	1,022,000	1,231,007
4.350%, 8/15/20	1,200,000	1,308,503
3.125%, 5/15/22	500,000	496,535
3.300%, 1/15/23	150,000	149,676

		58,996,156

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,000,000	1,054,099
5.000%, 7/15/20	600,000	664,100
3.875%, 7/15/23	1,094,000	1,100,048
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,038,001
6.000%, 3/1/20	1,100,000	1,281,474
5.000%, 1/15/21	125,000	140,243
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	1,800,000	1,868,621
1.850%, 1/15/18	750,000	753,433
2.400%, 2/1/19	1,100,000	1,110,901
4.700%, 5/1/20	100,000	110,441
4.500%, 3/1/21	1,000,000	1,095,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

3.600%, 8/15/21	$265,000	$275,026
3.150%, 1/15/23	1,000,000	986,793
4.150%, 2/1/24	1,000,000	1,043,466

		12,522,464

Pharmaceuticals (1.0%)
AbbVie, Inc.
1.200%, 11/6/15	2,900,000	2,917,548
1.750%, 11/6/17	3,694,000	3,709,220
2.000%, 11/6/18	219,000	218,802
2.900%, 11/6/22	3,519,000	3,395,809
Actavis Funding SCS
1.300%, 6/15/17§	2,000,000	1,991,761
2.450%, 6/15/19§	535,000	535,345
3.850%, 6/15/24§	1,250,000	1,255,386
Actavis, Inc.
6.125%, 8/15/19	388,000	454,249
3.250%, 10/1/22	1,875,000	1,838,964
Allergan, Inc.
1.350%, 3/15/18	425,000	410,062
3.375%, 9/15/20	1,000,000	996,193
2.800%, 3/15/23	400,000	359,447
AstraZeneca plc 5.900%, 9/15/17	2,125,000	2,427,088
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	594,577
1.750%, 3/1/19	750,000	742,941
2.000%, 8/1/22	656,000	610,027
Eli Lilly & Co. 1.950%, 3/15/19	500,000	503,456
Eli Lilly and Co. 5.200%, 3/15/17	1,766,000	1,965,841
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,375,000	1,390,075
2.850%, 5/8/22	3,300,000	3,251,738
GlaxoSmithKline Capital, Inc.
0.700%, 3/18/16	1,500,000	1,503,459
5.650%, 5/15/18	2,956,000	3,390,169
2.800%, 3/18/23	1,156,000	1,123,505
Johnson & Johnson
2.150%, 5/15/16	800,000	823,891
5.550%, 8/15/17	2,100,000	2,388,977
5.150%, 7/15/18	200,000	228,042
3.550%, 5/15/21	500,000	543,250
3.375%, 12/5/23	500,000	523,152
Merck & Co., Inc.
0.700%, 5/18/16	1,000,000	1,002,171
6.000%, 9/15/17	1,158,000	1,328,800
1.100%, 1/31/18	1,000,000	985,054
1.300%, 5/18/18	823,000	813,886
5.000%, 6/30/19	1,150,000	1,308,826
3.875%, 1/15/21	1,000,000	1,078,419
2.400%, 9/15/22	1,200,000	1,164,472
2.800%, 5/18/23	1,700,000	1,655,364
Mylan, Inc.
1.800%, 6/24/16	500,000	507,585
1.350%, 11/29/16	1,150,000	1,151,694
2.600%, 6/24/18	500,000	508,078
2.550%, 3/28/19	412,000	414,727
Novartis Capital Corp.
4.400%, 4/24/20	100,000	111,221
2.400%, 9/21/22	1,200,000	1,157,319

Novartis Securities Investment Ltd.
5.125%, 2/10/19	$3,710,000	$4,227,842
Perrigo Co. plc
1.300%, 11/8/16§	800,000	798,989
4.000%, 11/15/23§	1,700,000	1,727,508
Pfizer, Inc.
0.900%, 1/15/17	1,500,000	1,500,556
1.100%, 5/15/17	1,500,000	1,505,721
4.650%, 3/1/18	62,000	68,853
1.500%, 6/15/18	1,000,000	990,648
6.200%, 3/15/19	3,056,000	3,635,940
3.000%, 6/15/23	1,000,000	997,852
3.400%, 5/15/24	1,500,000	1,522,633
Sanofi S.A.
2.625%, 3/29/16	1,150,000	1,190,217
1.250%, 4/10/18	1,638,000	1,616,225
4.000%, 3/29/21	2,106,000	2,280,994
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	257,835
2.950%, 12/18/22	937,000	897,936
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,750,000	1,795,133
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	488,355
Wyeth LLC
5.500%, 2/15/16	1,335,000	1,440,122
5.450%, 4/1/17	500,000	555,869
Zoetis, Inc.
1.150%, 2/1/16	1,000,000	1,004,723
1.875%, 2/1/18	600,000	601,266
3.250%, 2/1/23	1,185,000	1,170,500

		83,556,307

Total Health Care		210,324,758

Industrials (1.7%)
Aerospace & Defense (0.4%)
Boeing Co.
0.950%, 5/15/18	500,000	488,378
6.000%, 3/15/19	1,046,000	1,233,078
4.875%, 2/15/20	886,000	1,009,360
Embraer S.A. 5.150%, 6/15/22	47,000	50,584
General Dynamics Corp.
2.250%, 7/15/16	500,000	517,751
1.000%, 11/15/17	250,000	247,784
3.875%, 7/15/21	562,000	601,330
2.250%, 11/15/22	1,094,000	1,030,643
Honeywell International, Inc.
5.400%, 3/15/16	360,000	389,786
5.300%, 3/1/18	1,300,000	1,473,173
5.000%, 2/15/19	846,000	955,484
4.250%, 3/1/21	500,000	554,127
L-3 Communications Corp.
3.950%, 11/15/16	594,000	630,741
5.200%, 10/15/19	1,100,000	1,232,734
4.950%, 2/15/21	1,194,000	1,326,296
3.950%, 5/28/24	600,000	604,069
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	514,807
4.250%, 11/15/19	1,624,000	1,791,974
3.350%, 9/15/21	500,000	516,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Northrop Grumman Corp.
1.750%, 6/1/18	$600,000	$594,360
3.500%, 3/15/21	31,000	32,285
3.250%, 8/1/23	2,100,000	2,082,897
Precision Castparts Corp.
0.700%, 12/20/15	350,000	350,214
1.250%, 1/15/18	900,000	894,248
2.500%, 1/15/23	562,000	536,921
Raytheon Co.
6.400%, 12/15/18	208,000	246,545
4.400%, 2/15/20	1,069,000	1,182,092
3.125%, 10/15/20	1,156,000	1,196,095
2.500%, 12/15/22	500,000	478,587
Rockwell Collins, Inc.
5.250%, 7/15/19	235,000	264,578
3.100%, 11/15/21	550,000	553,481
Textron, Inc.
4.625%, 9/21/16	250,000	267,903
5.600%, 12/1/17	100,000	112,045
7.250%, 10/1/19	500,000	607,507
3.650%, 3/1/21	125,000	128,829
5.950%, 9/21/21	350,000	411,440
United Technologies Corp.
1.800%, 6/1/17	1,217,000	1,242,544
5.375%, 12/15/17	1,008,000	1,143,939
6.125%, 2/1/19	1,825,000	2,155,857
4.500%, 4/15/20	1,275,000	1,422,705
3.100%, 6/1/22	1,844,000	1,864,949

		32,938,911

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	851,372
2.625%, 8/1/22	276,000	264,922
2.700%, 4/15/23	450,000	428,817
4.000%, 1/15/24	450,000	468,763
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	199,815
5.125%, 4/1/19	2,100,000	2,405,473
3.125%, 1/15/21	1,675,000	1,752,820

		6,371,982

Airlines (0.1%)
American Airlines, Inc. Series 2013-2 A 4.950%, 1/15/23§	970,400	1,050,458
Continental Airlines, Inc. Series 2009-1 9.000%, 7/8/16	489,785	553,458
Series 2010-1 A 4.750%, 1/12/21	1,573,861	1,693,789
Delta Air Lines, Inc. Series 2009-1 A 7.750%, 12/17/19	274,117	322,087
Series 2010-1 A 6.200%, 7/2/18	131,549	147,171
Series 2010-2 A 4.950%, 5/23/19	921,604	995,332
Southwest Airlines Co.
5.750%, 12/15/16	461,000	505,948
5.125%, 3/1/17	62,000	67,696

United Air Lines, Inc. Series 2009-2 A 9.750%, 1/15/17	$344,960	$392,392

		5,728,331

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	106,000	117,808
9.000%, 6/15/19	102,000	126,990

		244,798

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	400,000	424,862
4.750%, 5/1/19	300,000	334,061
Cornell University 5.450%, 2/1/19	400,000	455,404
Pitney Bowes, Inc.
5.750%, 9/15/17	127,000	142,344
4.750%, 5/15/18	62,000	67,165
6.250%, 3/15/19	1,100,000	1,268,463
4.625%, 3/15/24	500,000	517,383
Republic Services, Inc.
3.800%, 5/15/18	500,000	535,696
5.500%, 9/15/19	1,214,000	1,391,519
5.250%, 11/15/21	406,000	462,647
3.550%, 6/1/22	1,000,000	1,033,611
Trustees of Dartmouth College 4.750%, 6/1/19	135,000	151,984
Vanderbilt University 5.250%, 4/1/19	273,000	312,505
Waste Management, Inc.
6.100%, 3/15/18	446,000	514,610
7.375%, 3/11/19	902,000	1,094,739
4.750%, 6/30/20	300,000	334,969
4.600%, 3/1/21	500,000	551,927
2.900%, 9/15/22	500,000	489,724
3.500%, 5/15/24	500,000	501,406
Yale University 2.086%, 4/15/19	300,000	304,130

		10,889,149

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	500,000	505,119
2.875%, 5/8/22	1,306,000	1,298,185
URS Corp. 3.850%, 4/1/17	94,000	97,890

		1,901,194

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	500,000	502,054
1.500%, 11/2/17	500,000	500,155
6.950%, 3/20/19	1,000,000	1,188,762
2.750%, 11/2/22	1,531,000	1,478,927
Emerson Electric Co.
5.125%, 12/1/16	500,000	550,210
4.875%, 10/15/19	1,200,000	1,354,174
2.625%, 2/15/23	256,000	248,353

		5,822,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 9/29/16	$500,000	$508,732
1.625%, 6/15/19	1,000,000	988,400
2.000%, 6/26/22	1,000,000	948,012
Acuity Brands Lighting, Inc. 6.000%, 12/15/19	100,000	113,183
Carlisle Cos., Inc. 5.125%, 12/15/20	250,000	273,358
Cooper U.S., Inc.
2.375%, 1/15/16	600,000	614,216
3.875%, 12/15/20	600,000	634,787
Danaher Corp.
2.300%, 6/23/16	906,000	934,305
5.625%, 1/15/18	546,000	620,129
5.400%, 3/1/19	500,000	574,742
3.900%, 6/23/21	662,000	712,653
GE Capital Trust I 6.375%, 11/15/67 (l)	1,200,000	1,332,000
General Electric Co.
0.850%, 10/9/15	1,150,000	1,155,709
5.250%, 12/6/17	3,291,000	3,709,672
2.700%, 10/9/22	3,375,000	3,302,657
3.375%, 3/11/24	2,000,000	2,030,025
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	1,071,000	1,274,373
2.875%, 1/15/19	750,000	764,422
Koninklijke Philips N.V.
5.750%, 3/11/18	1,700,000	1,935,270
3.750%, 3/15/22	406,000	423,911
Pentair Finance S.A.
1.875%, 9/15/17	1,000,000	1,009,799
2.650%, 12/1/19	156,000	156,826
5.000%, 5/15/21	550,000	607,492
3.150%, 9/15/22	500,000	488,087
Roper Industries, Inc.
2.050%, 10/1/18	1,750,000	1,749,614
6.250%, 9/1/19	500,000	582,325
3.125%, 11/15/22	625,000	608,166
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,225,000	1,415,917
2.375%, 12/17/18	240,000	241,443
Tyco International Finance S.A. 8.500%, 1/15/19	608,000	754,158

		30,464,383

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,079,241
2.600%, 6/26/22	844,000	824,471
3.400%, 5/15/24	715,000	722,762
Crane Co.
2.750%, 12/15/18	350,000	357,860
4.450%, 12/15/23	400,000	422,518
Cummins, Inc. 3.650%, 10/1/23	500,000	516,369
Deere & Co.
4.375%, 10/16/19	658,000	730,275
2.600%, 6/8/22	1,312,000	1,282,651
Dover Corp.
5.450%, 3/15/18	616,000	684,532
4.300%, 3/1/21	656,000	722,675
Flowserve Corp. 4.000%, 11/15/23	700,000	712,852

IDEX Corp. 4.200%, 12/15/21	$300,000	$305,471
Illinois Tool Works, Inc.
0.900%, 2/25/17	1,000,000	998,272
6.250%, 4/1/19	600,000	713,229
3.375%, 9/15/21	300,000	312,979
3.500%, 3/1/24	1,000,000	1,027,781
Joy Global, Inc. 5.125%, 10/15/21	400,000	435,294
Kennametal, Inc.
2.650%, 11/1/19	250,000	250,810
3.875%, 2/15/22	560,000	564,024
Pall Corp. 5.000%, 6/15/20	300,000	327,780
Parker Hannifin Corp. 5.500%, 5/15/18	500,000	563,753
Snap-On, Inc. 4.250%, 1/15/18	200,000	214,849
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	969,230
5.750%, 12/15/53 (l)	600,000	649,500
Wabtec Corp. 4.375%, 8/15/23	200,000	210,120
Xylem, Inc. 3.550%, 9/20/16	650,000	683,488

		16,282,786

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	285,000	292,388
4.375%, 12/1/22	500,000	511,692
Equifax, Inc. 3.300%, 12/15/22	461,000	450,361
Verisk Analytics, Inc. 5.800%, 5/1/21	600,000	676,125

		1,930,566

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	471,000	540,639
4.700%, 10/1/19	725,000	818,534
3.600%, 9/1/20	1,500,000	1,574,010
3.050%, 3/15/22	2,156,000	2,165,141
3.850%, 9/1/23	750,000	782,153
3.750%, 4/1/24	250,000	258,365
Canadian National Railway Co.
5.550%, 5/15/18	157,000	177,809
5.550%, 3/1/19	1,133,000	1,310,438
2.250%, 11/15/22	900,000	849,797
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	184,691
7.250%, 5/15/19	645,000	788,711
Con-way, Inc. 7.250%, 1/15/18	500,000	582,181
CSX Corp.
7.900%, 5/1/17	250,000	292,152
6.250%, 3/15/18	460,000	534,443
7.375%, 2/1/19	1,055,000	1,287,676
3.700%, 10/30/20	200,000	212,734
4.250%, 6/1/21	500,000	545,635
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	276,610
3.850%, 3/15/24	750,000	766,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20	$400,000	$380,653
3.000%, 5/15/23	121,000	114,534
Norfolk Southern Corp.
7.700%, 5/15/17	1,329,000	1,564,162
5.750%, 4/1/18	446,000	508,427
5.900%, 6/15/19	1,317,000	1,539,342
2.903%, 2/15/23	1,150,000	1,119,513
Ryder System, Inc.
7.200%, 9/1/15	574,000	615,711
3.600%, 3/1/16	689,000	717,314
5.850%, 11/1/16	699,000	769,038
3.500%, 6/1/17	125,000	132,856
2.500%, 3/1/18	250,000	257,121
2.450%, 11/15/18	600,000	610,133
2.350%, 2/26/19	250,000	251,964
2.550%, 6/1/19	310,000	313,567
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,018,040
4.000%, 2/1/21	170,000	185,195
2.950%, 1/15/23	500,000	496,668
2.750%, 4/15/23	1,000,000	974,055
3.646%, 2/15/24	500,000	519,654

		26,035,821

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.375%, 1/15/19	2,750,000	2,827,825
3.875%, 4/1/21	125,000	127,500
GATX Corp.
3.500%, 7/15/16	350,000	368,176
2.375%, 7/30/18	388,000	391,234
2.500%, 3/15/19	700,000	704,125
2.500%, 7/30/19	500,000	499,555
4.850%, 6/1/21	100,000	109,440
3.900%, 3/30/23	151,000	153,982
International Lease Finance Corp. 6.750%, 9/1/16§	2,000,000	2,207,600

		7,389,437

Total Industrials		145,999,993

Information Technology (1.8%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	2,900,000	3,131,855
1.100%, 3/3/17	2,000,000	2,007,865
3.150%, 3/14/17	500,000	527,825
4.950%, 2/15/19	2,757,000	3,112,941
2.125%, 3/1/19	1,650,000	1,657,287
4.450%, 1/15/20	1,312,000	1,450,988
2.900%, 3/4/21	570,000	576,353
3.625%, 3/4/24	1,000,000	1,027,520
Harris Corp.
6.375%, 6/15/19	265,000	312,138
4.400%, 12/15/20	1,000,000	1,073,993
Juniper Networks, Inc.
3.100%, 3/15/16	500,000	514,318
4.600%, 3/15/21	62,000	66,744
4.500%, 3/15/24	175,000	182,906
Motorola Solutions, Inc.
6.000%, 11/15/17	600,000	678,825
3.750%, 5/15/22	94,000	93,387
3.500%, 3/1/23	1,000,000	966,730

Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	$1,094,000	$1,134,137

		18,515,812

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp. 2.550%, 1/30/19	750,000	760,072
Arrow Electronics, Inc.
3.375%, 11/1/15	650,000	669,883
3.000%, 3/1/18	150,000	155,032
6.000%, 4/1/20	304,000	345,865
Avnet, Inc.
6.000%, 9/1/15	100,000	105,054
5.875%, 6/15/20	1,100,000	1,236,184
Corning, Inc.
1.450%, 11/15/17	600,000	597,857
4.250%, 8/15/20	274,000	300,693
3.700%, 11/15/23	187,000	191,748
Ingram Micro, Inc.
5.250%, 9/1/17	62,000	67,978
5.000%, 8/10/22	600,000	625,424
Jabil Circuit, Inc. 4.700%, 9/15/22	1,000,000	1,013,125
Tech Data Corp. 3.750%, 9/21/17	300,000	315,693

		6,384,608

Internet Software & Services (0.1%)
Baidu, Inc.
2.250%, 11/28/17	500,000	504,283
3.250%, 8/6/18	1,226,000	1,264,760
2.750%, 6/9/19	500,000	498,156
3.500%, 11/28/22	500,000	491,323
eBay, Inc.
0.700%, 7/15/15	96,000	96,315
1.625%, 10/15/15	700,000	710,305
1.350%, 7/15/17	571,000	573,153
3.250%, 10/15/20	362,000	374,859
2.600%, 7/15/22	600,000	573,196
Google, Inc.
2.125%, 5/19/16	1,075,000	1,107,128
3.625%, 5/19/21	950,000	1,016,492
3.375%, 2/25/24	500,000	511,752

		7,721,722

IT Services (0.4%)
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	417,457
Computer Sciences Corp.
6.500%, 3/15/18	1,210,000	1,401,146
4.450%, 9/15/22	200,000	209,276
Fidelity National Information Services, Inc.
1.450%, 6/5/17	150,000	149,657
2.000%, 4/15/18	129,000	127,509
5.000%, 3/15/22	1,000,000	1,057,831
3.500%, 4/15/23	1,156,000	1,128,413
Fiserv, Inc.
3.125%, 10/1/15	1,200,000	1,232,877
6.800%, 11/20/17	600,000	695,073
4.750%, 6/15/21	94,000	102,279
3.500%, 10/1/22	500,000	499,570
International Business Machines Corp.
0.450%, 5/6/16	1,569,000	1,563,977

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

1.950%, 7/22/16	$950,000	$974,284
1.250%, 2/6/17	1,000,000	1,007,128
5.700%, 9/14/17	6,688,000	7,630,116
1.250%, 2/8/18	1,200,000	1,194,689
1.625%, 5/15/20	2,200,000	2,110,715
1.875%, 8/1/22	1,750,000	1,608,183
3.375%, 8/1/23	1,000,000	1,011,744
3.625%, 2/12/24	1,000,000	1,025,496
Leidos Holdings, Inc. 4.450%, 12/1/20	300,000	306,727
MasterCard, Inc. 3.375%, 4/1/24	1,000,000	1,014,928
Total System Services, Inc.
2.375%, 6/1/18	320,000	320,048
3.750%, 6/1/23	450,000	438,363
Western Union Co.
5.930%, 10/1/16	312,000	342,665
2.875%, 12/10/17	250,000	258,494
5.253%, 4/1/20	1,002,000	1,096,618
Xerox Corp.
6.750%, 2/1/17	1,224,000	1,392,835
2.950%, 3/15/17	406,000	423,190
6.350%, 5/15/18	1,115,000	1,293,784
2.750%, 3/15/19	500,000	507,378
5.625%, 12/15/19	639,000	733,340
2.800%, 5/15/20	750,000	748,959
4.500%, 5/15/21	185,000	199,741
3.800%, 5/15/24	750,000	744,399

		34,968,889

Semiconductors & Semiconductor Equipment (0.2%)
Altera Corp.
1.750%, 5/15/17	500,000	505,681
2.500%, 11/15/18	500,000	507,386
4.100%, 11/15/23	600,000	614,953
Analog Devices, Inc.
3.000%, 4/15/16	500,000	517,984
2.875%, 6/1/23	250,000	238,876
Applied Materials, Inc. 4.300%, 6/15/21	625,000	678,129
Broadcom Corp. 2.500%, 8/15/22	1,100,000	1,041,050
Intel Corp.
1.950%, 10/1/16	1,600,000	1,639,129
1.350%, 12/15/17	2,000,000	1,998,360
3.300%, 10/1/21	1,257,000	1,299,921
2.700%, 12/15/22	1,875,000	1,819,809
KLA-Tencor Corp. 6.900%, 5/1/18	312,000	366,614
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	758,553
3.375%, 3/15/23	400,000	388,500
Texas Instruments, Inc.
2.375%, 5/16/16	950,000	981,422
1.000%, 5/1/18	500,000	490,439
1.650%, 8/3/19	350,000	343,768
2.750%, 3/12/21	1,100,000	1,102,400
2.250%, 5/1/23	750,000	695,712
Xilinx, Inc.
2.125%, 3/15/19	500,000	500,325
3.000%, 3/15/21	500,000	504,037

		16,993,048

Software (0.3%)
Adobe Systems, Inc. 4.750%, 2/1/20	$837,000	$929,548
Autodesk, Inc. 1.950%, 12/15/17	297,000	299,835
CA, Inc.
2.875%, 8/15/18	500,000	511,434
5.375%, 12/1/19	800,000	897,380
4.500%, 8/15/23	250,000	263,401
Intuit, Inc. 5.750%, 3/15/17	1,000,000	1,117,264
Microsoft Corp.
2.500%, 2/8/16	3,000,000	3,096,707
1.000%, 5/1/18	487,000	481,264
1.625%, 12/6/18	900,000	901,682
4.200%, 6/1/19	736,000	818,354
3.000%, 10/1/20	594,000	619,404
4.000%, 2/8/21	1,000,000	1,099,946
2.125%, 11/15/22	500,000	475,735
2.375%, 5/1/23	1,250,000	1,195,652
3.625%, 12/15/23	800,000	832,061
Oracle Corp.
5.250%, 1/15/16	3,216,000	3,444,123
1.200%, 10/15/17	1,000,000	996,990
5.750%, 4/15/18	1,362,000	1,562,894
2.375%, 1/15/19	1,500,000	1,524,915
5.000%, 7/8/19	3,500,000	3,979,154
2.250%, 10/8/19	750,000	749,160
2.800%, 7/8/21	585,000	584,152
2.500%, 10/15/22	1,875,000	1,793,722
3.625%, 7/15/23	1,000,000	1,029,310
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,142,448
3.950%, 6/15/22	1,000,000	1,012,589

		31,359,124

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
0.450%, 5/3/16	1,150,000	1,146,827
1.000%, 5/3/18	4,256,000	4,158,312
2.100%, 5/6/19	2,650,000	2,664,575
2.850%, 5/6/21	935,000	943,008
2.400%, 5/3/23	4,707,000	4,429,975
3.450%, 5/6/24	4,000,000	4,018,812
EMC Corp.
1.875%, 6/1/18	1,600,000	1,610,515
2.650%, 6/1/20	1,250,000	1,254,845
3.375%, 6/1/23	1,800,000	1,815,009
Hewlett-Packard Co.
2.125%, 9/13/15	1,000,000	1,016,858
2.650%, 6/1/16	2,000,000	2,064,186
2.600%, 9/15/17	1,000,000	1,033,029
5.500%, 3/1/18	3,075,000	3,479,428
2.750%, 1/14/19	600,000	615,618
3.750%, 12/1/20	250,000	260,947
4.375%, 9/15/21	300,000	321,090
4.650%, 12/9/21	3,250,000	3,526,736
4.050%, 9/15/22	1,000,000	1,037,763
Lexmark International, Inc. 5.125%, 3/15/20	500,000	533,000
NetApp, Inc.
2.000%, 12/15/17	562,000	569,817
3.375%, 6/15/21	550,000	550,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Seagate HDD Cayman 3.750%, 11/15/18§	$3,100,000	$3,169,750

		40,220,290

Total Information Technology		156,163,493

Materials (1.6%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	595,946
3.150%, 10/1/22	131,000	127,919
3.500%, 6/1/23	1,000,000	996,475
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	240,911
4.375%, 8/21/19	439,000	483,334
2.750%, 2/3/23	1,000,000	963,823
Airgas, Inc.
3.250%, 10/1/15	800,000	822,546
1.650%, 2/15/18	500,000	495,490
3.650%, 7/15/24	450,000	453,455
Albemarle Corp. 4.500%, 12/15/20	500,000	534,742
Cabot Corp.
5.000%, 10/1/16	439,000	479,600
3.700%, 7/15/22	500,000	502,636
CF Industries, Inc.
7.125%, 5/1/20	1,094,000	1,343,647
3.450%, 6/1/23	1,000,000	992,683
Dow Chemical Co.
2.500%, 2/15/16	2,410,000	2,474,853
8.550%, 5/15/19	2,642,000	3,402,188
4.250%, 11/15/20	1,984,000	2,152,545
4.125%, 11/15/21	100,000	107,211
3.000%, 11/15/22	1,000,000	981,162
E.I. du Pont de Nemours & Co.
1.950%, 1/15/16	1,000,000	1,021,082
5.250%, 12/15/16	194,000	214,311
6.000%, 7/15/18	2,203,000	2,570,758
5.750%, 3/15/19	500,000	583,592
3.625%, 1/15/21	1,700,000	1,799,508
2.800%, 2/15/23	1,000,000	975,887
Eastman Chemical Co.
2.400%, 6/1/17	150,000	154,342
5.500%, 11/15/19	472,000	535,943
3.600%, 8/15/22	1,125,000	1,151,704
Ecolab, Inc.
1.000%, 8/9/15	188,000	188,417
3.000%, 12/8/16	1,500,000	1,568,006
4.350%, 12/8/21	1,356,000	1,485,207
FMC Corp. 4.100%, 2/1/24	500,000	523,034
Lubrizol Corp. 8.875%, 2/1/19	500,000	641,520
LYB International Finance B.V. 4.000%, 7/15/23	1,100,000	1,149,534
LyondellBasell Industries N.V.
5.000%, 4/15/19	2,000,000	2,255,190
6.000%, 11/15/21	1,800,000	2,145,975
Methanex Corp. 3.250%, 12/15/19	220,000	224,638

Monsanto Co.
1.150%, 6/30/17	$1,000,000	$999,533
5.125%, 4/15/18	869,000	978,020
1.850%, 11/15/18	400,000	398,945
2.750%, 7/15/21	750,000	749,323
2.200%, 7/15/22	250,000	236,745
Mosaic Co. 4.250%, 11/15/23	1,000,000	1,054,030
NewMarket Corp. 4.100%, 12/15/22	167,000	167,410
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	843,000	888,155
6.500%, 5/15/19	860,000	1,028,249
4.875%, 3/30/20	194,000	217,992
3.625%, 3/15/24	500,000	505,901
PPG Industries, Inc.
1.900%, 1/15/16	800,000	813,202
6.650%, 3/15/18	450,000	520,867
3.600%, 11/15/20	350,000	366,551
2.700%, 8/15/22	500,000	483,835
Praxair, Inc.
0.750%, 2/21/16	400,000	400,157
1.050%, 11/7/17	656,000	651,225
1.250%, 11/7/18	1,400,000	1,370,696
4.500%, 8/15/19	800,000	889,236
4.050%, 3/15/21	500,000	543,816
3.000%, 9/1/21	600,000	611,436
2.200%, 8/15/22	450,000	425,005
2.700%, 2/21/23	500,000	489,687
RPM International, Inc. 6.125%, 10/15/19	700,000	807,248
Sherwin-Williams Co. 1.350%, 12/15/17	550,000	549,734
Valspar Corp.
7.250%, 6/15/19	439,000	525,817
4.200%, 1/15/22	200,000	211,923
Westlake Chemical Corp. 3.600%, 7/15/22	308,000	305,548

		54,530,100

Construction Materials (0.1%)
CRH America, Inc.
6.000%, 9/30/16	3,265,000	3,608,148
8.125%, 7/15/18	269,000	330,375
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	339,180
4.250%, 7/2/24§	285,000	287,316

		4,565,019

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	169,000	181,019
3.350%, 4/15/23	300,000	293,015
Bemis Co., Inc. 6.800%, 8/1/19	471,000	562,537
Packaging Corp. of America 4.500%, 11/1/23	200,000	213,896
Rock-Tenn Co. 4.900%, 3/1/22	1,500,000	1,634,244

		2,884,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Metals & Mining (0.8%)
Allegheny Technologies, Inc.
9.375%, 6/1/19	$604,000	$757,160
5.875%, 8/15/23	600,000	657,428
Barrick Gold Corp.
6.950%, 4/1/19	2,023,000	2,407,044
3.850%, 4/1/22	2,000,000	1,979,667
4.100%, 5/1/23	900,000	896,004
Barrick North America Finance LLC
4.400%, 5/30/21	200,000	207,888
BHP Billiton Finance USA Ltd.
7.250%, 3/1/16	598,000	662,411
1.875%, 11/21/16	750,000	768,636
1.625%, 2/24/17	1,000,000	1,018,136
5.400%, 3/29/17	139,000	155,239
6.500%, 4/1/19	2,502,000	2,998,253
3.250%, 11/21/21	500,000	513,386
2.875%, 2/24/22	1,406,000	1,399,060
3.850%, 9/30/23	2,100,000	2,206,736
Carpenter Technology Corp. 4.450%, 3/1/23	100,000	102,921
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,800,000	1,886,074
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	650,000	658,466
5.900%, 3/15/20	700,000	719,529
4.800%, 10/1/20	198,000	193,661
4.875%, 4/1/21	94,000	92,677
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17	1,000,000	1,020,663
2.375%, 3/15/18	5,200,000	5,276,960
3.100%, 3/15/20	1,656,000	1,673,488
3.550%, 3/1/22	1,906,000	1,886,825
3.875%, 3/15/23	1,750,000	1,741,616
Glencore Canada Corp. 5.500%, 6/15/17	512,000	564,337
Goldcorp, Inc.
2.125%, 3/15/18	656,000	656,881
3.625%, 6/9/21	330,000	332,610
3.700%, 3/15/23	600,000	590,758
Kinross Gold Corp. 5.950%, 3/15/24§	555,000	576,007
Newmont Mining Corp.
5.125%, 10/1/19	928,000	1,022,225
3.500%, 3/15/22	1,156,000	1,114,826
Nucor Corp.
5.750%, 12/1/17	808,000	917,825
5.850%, 6/1/18	800,000	916,089
Reliance Steel & Aluminum Co. 4.500%, 4/15/23	500,000	515,431
Rio Tinto Finance USA Ltd.
1.875%, 11/2/15	2,500,000	2,540,479
6.500%, 7/15/18	920,000	1,085,357
9.000%, 5/1/19	1,087,000	1,424,079
3.500%, 11/2/20	1,000,000	1,044,231
4.125%, 5/20/21	1,500,000	1,609,463
3.750%, 9/20/21	1,000,000	1,045,828
Rio Tinto Finance USA plc
1.375%, 6/17/16	1,500,000	1,514,156
2.000%, 3/22/17	500,000	511,527
1.625%, 8/21/17	1,100,000	1,112,347
2.250%, 12/14/18	1,500,000	1,527,609

3.500%, 3/22/22	$687,000	$702,230
2.875%, 8/21/22	1,100,000	1,067,364
Southern Copper Corp.
5.375%, 4/16/20	253,000	278,915
3.500%, 11/8/22	244,000	235,882
Teck Resources Ltd.
3.850%, 8/15/17	3,031,000	3,227,597
4.500%, 1/15/21	225,000	236,394
3.750%, 2/1/23	200,000	193,145
Vale Overseas Ltd.
6.250%, 1/11/16	612,000	657,802
6.250%, 1/23/17	2,426,000	2,714,694
4.625%, 9/15/20	1,700,000	1,814,715
4.375%, 1/11/22	1,062,000	1,090,356
Worthington Industries, Inc. 4.550%, 4/15/26	100,000	103,910
Yamana Gold, Inc. 4.950%, 7/15/24§	250,000	251,662

		65,076,659

Paper & Forest Products (0.1%)
Domtar Corp. 4.400%, 4/1/22	2,000,000	2,055,000
International Paper Co.
7.950%, 6/15/18	1,744,000	2,131,855
9.375%, 5/15/19	800,000	1,055,934
7.500%, 8/15/21	156,000	198,553
4.750%, 2/15/22	194,000	214,659
3.650%, 6/15/24	900,000	897,066

		6,553,067

Total Materials		133,609,556

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
2.500%, 8/15/15	4,500,000	4,596,721
0.900%, 2/12/16	1,500,000	1,503,065
2.950%, 5/15/16	1,100,000	1,142,285
5.625%, 6/15/16	678,000	740,547
2.400%, 8/15/16	480,000	494,114
1.600%, 2/15/17	1,000,000	1,010,632
1.700%, 6/1/17	1,500,000	1,516,842
1.400%, 12/1/17	1,000,000	993,442
5.500%, 2/1/18	4,106,000	4,646,483
2.375%, 11/27/18	1,500,000	1,521,356
5.800%, 2/15/19	1,901,000	2,210,059
2.300%, 3/11/19	1,000,000	1,008,343
4.450%, 5/15/21	1,500,000	1,639,117
3.875%, 8/15/21	497,000	524,558
3.000%, 2/15/22	1,000,000	994,944
2.625%, 12/1/22	2,156,000	2,061,470
3.900%, 3/11/24	1,000,000	1,028,677
British Telecommunications plc
1.625%, 6/28/16	1,090,000	1,102,590
5.950%, 1/15/18	1,200,000	1,368,712
2.350%, 2/14/19	1,000,000	1,008,135
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%, 12/15/17	500,000	510,614
3.849%, 4/15/23	500,000	502,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	$1,650,000	$1,956,366
6.000%, 7/8/19	100,000	117,286
Orange S.A.
2.125%, 9/16/15	1,000,000	1,014,627
2.750%, 9/14/16	600,000	621,761
2.750%, 2/6/19	1,000,000	1,021,906
5.375%, 7/8/19	1,200,000	1,364,762
4.125%, 9/14/21	1,000,000	1,074,382
Qwest Corp.
6.500%, 6/1/17	750,000	843,750
6.750%, 12/1/21	1,200,000	1,389,272
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	2,455,000	2,569,649
6.421%, 6/20/16	833,000	918,277
6.221%, 7/3/17	473,000	535,140
3.192%, 4/27/18	1,000,000	1,043,251
5.877%, 7/15/19	570,000	659,557
5.134%, 4/27/20	629,000	699,360
5.462%, 2/16/21	2,456,000	2,780,940
4.570%, 4/27/23	500,000	530,022
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,100,000	1,249,578
Verizon Communications, Inc.
0.700%, 11/2/15	1,000,000	1,001,192
3.000%, 4/1/16	1,000,000	1,037,253
2.500%, 9/15/16	4,281,000	4,404,729
2.000%, 11/1/16	1,000,000	1,020,732
1.350%, 6/9/17	2,500,000	2,501,811
1.100%, 11/1/17	1,000,000	985,997
3.650%, 9/14/18	5,450,000	5,824,451
6.350%, 4/1/19	2,067,000	2,439,699
2.550%, 6/17/19	1,000,000	1,015,128
4.500%, 9/15/20	2,228,000	2,442,316
3.450%, 3/15/21	2,600,000	2,687,046
4.600%, 4/1/21	1,800,000	1,985,382
3.500%, 11/1/21	1,000,000	1,026,151
2.450%, 11/1/22	1,406,000	1,314,341
5.150%, 9/15/23	9,950,000	11,071,371
4.150%, 3/15/24	2,000,000	2,068,364

		95,340,901

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,300,000	1,336,699
5.625%, 11/15/17	2,280,000	2,588,063
5.000%, 3/30/20	2,960,000	3,285,659
3.125%, 7/16/22	1,200,000	1,174,590
Rogers Communications, Inc.
6.800%, 8/15/18	1,391,000	1,649,826
3.000%, 3/15/23	750,000	717,786
Vodafone Group plc
5.625%, 2/27/17	2,116,000	2,358,035
1.625%, 3/20/17	250,000	251,634
1.250%, 9/26/17	1,000,000	991,466
1.500%, 2/19/18	2,000,000	1,986,119
5.450%, 6/10/19	1,526,000	1,747,820
2.500%, 9/26/22	700,000	654,014
2.950%, 2/19/23	1,306,000	1,262,223

		20,003,934

Total Telecommunication Services		115,344,835

Utilities (1.8%)
Electric Utilities (1.1%)
Alabama Power Co. 0.550%, 10/15/15	$1,000,000	$1,000,316
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	502,609
2.950%, 12/15/22	150,000	146,822
Arizona Public Service Co.
8.750%, 3/1/19	461,000	582,491
3.350%, 6/15/24	600,000	603,443
Baltimore Gas & Electric Co.
5.900%, 10/1/16	156,000	172,990
2.800%, 8/15/22	300,000	294,670
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	240,133
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	554,566
1.950%, 9/1/16	175,000	179,371
6.150%, 9/15/17	940,000	1,080,295
2.150%, 1/15/19	1,000,000	1,007,134
4.000%, 8/1/20	431,000	465,363
3.400%, 9/1/21	250,000	259,412
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	114,229
5.500%, 2/1/19	500,000	571,610
2.500%, 1/15/23	156,000	148,902
Dayton Power & Light Co. 1.875%, 9/15/16§	250,000	250,573
Detroit Edison Co.
5.600%, 6/15/18	250,000	286,550
3.900%, 6/1/21	500,000	537,252
Dominion Gas Holdings LLC 1.050%, 11/1/16§	500,000	496,520
DTE Electric Co. 3.650%, 3/15/24	245,000	252,861
Duke Energy Carolinas LLC
7.000%, 11/15/18	446,000	543,318
4.300%, 6/15/20	250,000	276,691
Duke Energy Corp.
1.625%, 8/15/17	500,000	504,933
2.100%, 6/15/18	1,000,000	1,016,527
5.050%, 9/15/19	655,000	740,924
3.050%, 8/15/22	1,100,000	1,095,160
3.750%, 4/15/24	350,000	357,105
Duke Energy Florida, Inc.
5.800%, 9/15/17	1,000,000	1,135,998
5.650%, 6/15/18	346,000	397,130
4.550%, 4/1/20	160,000	177,860
Duke Energy Indiana, Inc.
6.050%, 6/15/16	500,000	548,486
3.750%, 7/15/20	1,062,000	1,137,498
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	574,669
3.800%, 9/1/23	1,000,000	1,056,319
Duke Energy Progress, Inc. 5.300%, 1/15/19	1,700,000	1,947,126
Edison International 3.750%, 9/15/17	531,000	564,921
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,200,000	1,276,136
3.700%, 6/1/24	1,000,000	1,036,645
Entergy Corp.
3.625%, 9/15/15	500,000	516,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

4.700%, 1/15/17	$250,000	$268,564
5.125%, 9/15/20	787,000	876,033
Entergy Texas, Inc. 7.125%, 2/1/19	600,000	723,640
Florida Power & Light Co.
5.550%, 11/1/17	500,000	563,649
2.750%, 6/1/23	250,000	245,983
Georgia Power Co.
3.000%, 4/15/16	156,000	162,517
5.400%, 6/1/18	1,000,000	1,145,307
4.250%, 12/1/19	307,000	339,733
2.850%, 5/15/22	750,000	748,867
Great Plains Energy, Inc. 4.850%, 6/1/21	62,000	68,099
Hydro-Quebec
7.500%, 4/1/16	2,000,000	2,217,455
2.000%, 6/30/16	1,537,000	1,577,229
8.400%, 1/15/22	125,000	170,335
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,326,716
3.200%, 3/15/23	150,000	148,196
ITC Holdings Corp. 3.650%, 6/15/24	325,000	324,415
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,679,304
7.350%, 2/1/19	100,000	120,942
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	112,258
6.375%, 3/1/18	600,000	690,308
7.150%, 4/1/19	500,000	617,184
3.150%, 3/15/23	250,000	250,423
Kentucky Utilities Co. 1.625%, 11/1/15	1,000,000	1,014,531
LG&E and KU Energy LLC
2.125%, 11/15/15	100,000	101,434
3.750%, 11/15/20	1,275,000	1,345,038
Louisville Gas & Electric Co. 1.625%, 11/15/15	1,000,000	1,014,686
Metropolitan Edison Co. 7.700%, 1/15/19	500,000	608,516
MidAmerican Energy Co. 2.400%, 3/15/19	850,000	868,568
Nevada Power Co.
6.500%, 8/1/18	1,200,000	1,420,227
7.125%, 3/15/19	500,000	612,524
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	394,000	432,925
6.000%, 3/1/19	946,000	1,099,000
2.400%, 9/15/19	500,000	498,998
2.700%, 9/15/19	350,000	354,389
4.500%, 6/1/21	1,000,000	1,085,489
Northeast Utilities 4.500%, 11/15/19	419,000	458,764
Northern States Power Co.
1.950%, 8/15/15	519,000	526,098
5.250%, 3/1/18	500,000	562,489
2.150%, 8/15/22	1,000,000	949,272
NSTAR Electric Co.
5.625%, 11/15/17	750,000	850,446
2.375%, 10/15/22	1,250,000	1,184,608
Ohio Power Co. 6.050%, 5/1/18	200,000	232,489

Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	$1,000,000	$1,114,685
6.800%, 9/1/18	700,000	833,221
7.000%, 9/1/22	750,000	958,501
Pacific Gas & Electric Co.
5.625%, 11/30/17	1,000,000	1,135,250
8.250%, 10/15/18	755,000	939,975
3.500%, 10/1/20	1,344,000	1,417,931
3.250%, 6/15/23	250,000	248,816
3.750%, 2/15/24	450,000	468,130
PacifiCorp
5.500%, 1/15/19	300,000	347,931
2.950%, 2/1/22	500,000	505,889
3.600%, 4/1/24	600,000	621,027
PECO Energy Co.
1.200%, 10/15/16	194,000	195,605
5.350%, 3/1/18	100,000	112,472
2.375%, 9/15/22	500,000	479,364
Portland General Electric Co. 6.100%, 4/15/19	373,000	440,098
Potomac Electric Power Co. 3.600%, 3/15/24	300,000	310,719
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,000,000	996,714
4.200%, 6/15/22	1,078,000	1,153,508
3.500%, 12/1/22	1,000,000	1,016,397
3.400%, 6/1/23	250,000	247,942
PPL Electric Utilities Corp. 2.500%, 9/1/22	200,000	195,180
Progress Energy, Inc.
5.625%, 1/15/16	100,000	107,330
7.050%, 3/15/19	1,100,000	1,341,703
4.400%, 1/15/21	156,000	170,040
3.150%, 4/1/22	1,250,000	1,248,875
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	40,094
3.200%, 11/15/20	150,000	156,016
2.250%, 9/15/22	500,000	475,895
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	59,232
4.400%, 2/1/21	250,000	275,969
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	675,484
2.300%, 9/15/18	1,000,000	1,020,601
3.500%, 8/15/20	100,000	106,360
2.375%, 5/15/23	500,000	470,056
Sierra Pacific Power Co. 6.000%, 5/15/16	100,000	109,305
South Carolina Electric & Gas Co. 6.500%, 11/1/18	500,000	595,902
Southern California Edison Co.
1.125%, 5/1/17	600,000	600,764
5.500%, 8/15/18	500,000	572,956
3.875%, 6/1/21	631,000	678,741
3.500%, 10/1/23	200,000	207,365
Southern Co.
2.375%, 9/15/15	500,000	510,607
1.950%, 9/1/16	310,000	316,881
2.450%, 9/1/18	90,000	92,319
Southwestern Electric Power Co.
5.550%, 1/15/17	120,000	132,735
6.450%, 1/15/19	344,000	407,544

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

3.550%, 2/15/22	$2,000,000	$2,056,269
Southwestern Public Service Co. 8.750%, 12/1/18	500,000	640,688
Tampa Electric Co.
6.100%, 5/15/18	294,000	338,391
2.600%, 9/15/22	200,000	193,298
UIL Holdings Corp. 4.625%, 10/1/20	500,000	522,029
Union Electric Co. 3.500%, 4/15/24	1,000,000	1,014,855
Virginia Electric & Power Co.
5.400%, 1/15/16	1,092,000	1,175,350
5.400%, 4/30/18	500,000	568,411
5.000%, 6/30/19	665,000	756,166
2.750%, 3/15/23	650,000	633,709
Virginia Electric and Power Co. 3.450%, 2/15/24	1,000,000	1,021,025
Westar Energy, Inc. 5.100%, 7/15/20	500,000	555,633
Wisconsin Electric Power Co.
4.250%, 12/15/19	819,000	905,142
2.950%, 9/15/21	725,000	731,693
Wisconsin Power & Light Co. 5.000%, 7/15/19	319,000	361,315
Xcel Energy, Inc.
0.750%, 5/9/16	200,000	200,107
4.700%, 5/15/20	756,000	839,424

		90,875,790

Gas Utilities (0.1%)
Atmos Energy Corp. 8.500%, 3/15/19	844,000	1,077,628
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	400,068
4.500%, 1/15/21	1,342,000	1,478,795
DCP Midstream Operating LP
3.250%, 10/1/15	200,000	205,007
2.700%, 4/1/19	335,000	338,951
3.875%, 3/15/23	1,100,000	1,106,814
National Fuel Gas Co. 3.750%, 3/1/23	1,000,000	979,165
ONE Gas, Inc. 2.070%, 2/1/19§	500,000	493,600
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	900,000	1,031,053
Questar Corp. 2.750%, 2/1/16	125,000	128,307
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	951,751
4.400%, 6/15/21	150,000	162,705
Southwest Gas Corp. 3.875%, 4/1/22	500,000	535,177

		8,889,021

Independent Power and Renewable Electricity Producers (0.2%)
Constellation Energy Group, Inc. 5.150%, 12/1/20	600,000	672,714
Empresa Nacional de Electricidad S.A.
4.250%, 4/15/24	400,000	402,000
Exelon Generation Co. LLC
6.200%, 10/1/17	696,000	790,839
5.200%, 10/1/19	2,000,000	2,245,935

PSEG Power LLC
5.500%, 12/1/15	$140,000	$150,088
5.125%, 4/15/20	1,375,000	1,535,493
Southern Power Co. 4.875%, 7/15/15	1,000,000	1,045,124
Tennessee Valley Authority
5.500%, 7/18/17	4,568,000	5,171,694
6.250%, 12/15/17	62,000	72,627
4.500%, 4/1/18	156,000	173,830
3.875%, 2/15/21	2,830,000	3,113,899
1.875%, 8/15/22	1,000,000	951,139
TransAlta Corp. 1.900%, 6/3/17	781,000	781,050

		17,106,432

Multi-Utilities (0.4%)
AGL Capital Corp. 3.500%, 9/15/21	750,000	779,986
Ameren Corp.
9.750%, 11/15/18	1,000,000	1,323,253
2.700%, 9/1/22	500,000	485,330
Avista Corp. 5.125%, 4/1/22	500,000	571,782
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	994,000	1,137,400
3.750%, 11/15/23	2,000,000	2,067,589
Black Hills Corp. 4.250%, 11/30/23	600,000	636,034
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	111,587
6.500%, 5/1/18	500,000	585,031
CMS Energy Corp.
5.050%, 3/15/22	1,500,000	1,697,760
3.875%, 3/1/24	1,000,000	1,030,764
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	385,000	443,050
7.125%, 12/1/18	943,000	1,137,707
6.650%, 4/1/19	600,000	716,273
4.450%, 6/15/20	500,000	546,809
Consumers Energy Co. 6.700%, 9/15/19	2,002,000	2,425,780
Delmarva Power & Light Co. 3.500%, 11/15/23	1,000,000	1,012,490
Dominion Resources, Inc.
5.150%, 7/15/15	471,000	492,685
2.250%, 9/1/15	1,500,000	1,527,759
5.600%, 11/15/16	280,000	309,260
1.250%, 3/15/17	415,000	416,315
6.000%, 11/30/17	941,000	1,078,937
8.875%, 1/15/19	788,000	1,010,080
5.200%, 8/15/19	316,000	359,128
7.500%, 6/30/66 (l)	200,000	216,000
DTE Energy Co.
6.350%, 6/1/16	156,000	172,368
3.500%, 6/1/24	1,000,000	1,007,829
Integrys Energy Group, Inc. 6.110%, 12/1/66 (l)	200,000	205,000
National Grid plc 6.300%, 8/1/16	523,000	578,492
NiSource Finance Corp.
6.400%, 3/15/18	1,350,000	1,568,847
6.800%, 1/15/19	1,000,000	1,192,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

5.450%, 9/15/20	$100,000	$114,364
PG&E Corp. 2.400%, 3/1/19	500,000	503,200
Puget Energy, Inc. 6.000%, 9/1/21	1,500,000	1,769,823
San Diego Gas & Electric Co. 3.600%, 9/1/23	1,650,000	1,726,167
SCANA Corp. 6.250%, 4/1/20	300,000	348,431
Sempra Energy
6.500%, 6/1/16	469,000	519,583
2.300%, 4/1/17	550,000	565,250
6.150%, 6/15/18	100,000	116,180
9.800%, 2/15/19	1,000,000	1,328,009
2.875%, 10/1/22	563,000	550,203
3.550%, 6/15/24	250,000	251,629
TECO Finance, Inc.
4.000%, 3/15/16	562,000	590,589
5.150%, 3/15/20	922,000	1,030,015
Wisconsin Energy Corp. 6.250%, 5/15/67 (l)	530,000	548,550

		36,805,451

Water Utilities (0.0%)
American Water Capital Corp. 3.850%, 3/1/24	1,000,000	1,017,838
United Utilities plc 5.375%, 2/1/19	500,000	547,010

		1,564,848

Total Utilities		155,241,542

Total Corporate Bonds		2,712,893,250

Government Securities (60.7%)
Foreign Governments (2.8%)
Canadian Government Bond
0.875% 2/14/17	3,300,000	3,306,365
1.625% 2/27/19	3,500,000	3,510,917
Development Bank of Japan 5.125% 2/1/17	1,200,000	1,326,783
Egypt Government AID Bonds 4.450% 9/15/15	1,000,000	1,049,441
Export Development Canada
0.500% 9/15/15	1,000,000	1,002,140
1.250% 10/26/16	200,000	202,624
0.875% 1/30/17	1,000,000	1,001,286
1.000% 5/15/17	1,000,000	1,001,273
0.750% 12/15/17	1,250,000	1,230,946
1.750% 8/19/19	3,000,000	2,998,338
Export-Import Bank of Korea
4.125% 9/9/15	2,800,000	2,905,661
4.000% 1/11/17	800,000	851,149
1.750% 2/27/18	1,591,000	1,581,320
2.875% 9/17/18	1,500,000	1,543,284
5.125% 6/29/20	500,000	562,713
4.000% 1/29/21	1,500,000	1,590,223
4.375% 9/15/21	200,000	216,324
5.000% 4/11/22	500,000	564,224
4.000% 1/14/24	500,000	531,151
Federative Republic of Brazil
6.000% 1/17/17	2,000,000	2,224,000
8.000% 1/15/18 (b)	1,538,667	1,709,459

5.875% 1/15/19	$1,828,000	$2,093,060
8.875% 10/14/19	654,000	851,835
4.875% 1/22/21	2,500,000	2,730,798
2.625% 1/5/23	3,350,000	3,101,001
FMS Wertmanagement AoeR
0.625% 4/18/16	2,100,000	2,102,625
1.125% 10/14/16	1,200,000	1,210,291
1.000% 11/21/17	1,650,000	1,639,261
1.625% 11/20/18	1,500,000	1,501,728
International Bank for Reconstruction & Development
0.625% 10/14/16	3,500,000	3,496,804
1.375% 4/10/18	2,000,000	2,005,011
Japan Bank for International Cooperation
1.125% 7/19/17	3,000,000	3,005,217
1.750% 7/31/18	2,000,000	2,014,117
1.750% 11/13/18	1,700,000	1,706,408
1.750% 5/29/19	2,500,000	2,488,657
3.375% 7/31/23	2,000,000	2,096,738
3.000% 5/29/24	960,000	971,016
Japan Finance Corp.
2.500% 1/21/16	2,500,000	2,577,325
2.500% 5/18/16	1,200,000	1,249,864
2.250% 7/13/16	500,000	518,528
Japan Finance Organization for Municipalities
5.000% 5/16/17	1,300,000	1,443,690
4.000% 1/13/21	700,000	760,521
Korea Development Bank
4.375% 8/10/15	615,000	637,850
1.000% 1/22/16	1,500,000	1,498,601
3.250% 3/9/16	850,000	879,917
4.000% 9/9/16	1,000,000	1,058,443
1.500% 1/22/18	1,000,000	985,871
3.000% 3/17/19	1,000,000	1,031,338
3.000% 9/14/22	1,000,000	989,566
3.750% 1/22/24	500,000	521,427
Korea Finance Corp.
3.250% 9/20/16	650,000	676,685
2.250% 8/7/17	1,000,000	1,013,156
4.625% 11/16/21	250,000	274,505
Province of British Columbia
2.100% 5/18/16	1,000,000	1,029,566
1.200% 4/25/17	1,500,000	1,510,592
2.650% 9/22/21	1,000,000	1,013,573
2.000% 10/23/22	800,000	756,868
Province of Manitoba
4.900% 12/6/16	1,050,000	1,151,214
1.125% 6/1/18	1,000,000	980,035
1.750% 5/30/19	1,000,000	983,099
2.100% 9/6/22	1,468,000	1,394,897
3.050% 5/14/24	2,000,000	2,013,080
Province of New Brunswick 2.750% 6/15/18	1,312,000	1,353,137
Province of Nova Scotia
2.375% 7/21/15	500,000	507,180
5.125% 1/26/17	1,795,000	1,981,072
Province of Ontario
1.875% 9/15/15	650,000	661,003
4.750% 1/19/16	125,000	133,170
2.300% 5/10/16	2,000,000	2,063,148
1.000% 7/22/16	3,000,000	3,019,951
4.950% 11/28/16	550,000	603,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

1.100% 10/25/17	$1,950,000	$1,938,513
1.200% 2/14/18	1,000,000	992,479
2.000% 9/27/18	1,500,000	1,521,725
2.000% 1/30/19	2,100,000	2,121,353
1.650% 9/27/19	1,300,000	1,277,538
4.000% 10/7/19	500,000	549,276
4.400% 4/14/20	5,000,000	5,598,441
2.450% 6/29/22	1,700,000	1,656,654
Province of Quebec
5.125% 11/14/16	1,520,000	1,666,348
4.625% 5/14/18	1,616,000	1,810,031
3.500% 7/29/20	1,700,000	1,806,224
2.750% 8/25/21	600,000	598,889
2.625% 2/13/23	2,531,000	2,451,945
Republic of Chile
3.875% 8/5/20	600,000	642,600
3.250% 9/14/21	1,000,000	1,030,000
2.250% 10/30/22	500,000	470,750
Republic of Colombia
7.375% 1/27/17	1,500,000	1,722,750
7.375% 3/18/19	2,250,000	2,739,375
4.375% 7/12/21	1,350,000	1,449,090
2.625% 3/15/23	1,200,000	1,120,444
4.000% 2/26/24	2,000,000	2,063,796
Republic of Italy
4.750% 1/25/16	100,000	106,602
5.250% 9/20/16	2,937,000	3,206,086
5.375% 6/12/17	2,500,000	2,758,356
Republic of Korea
7.125% 4/16/19	1,796,000	2,213,507
3.875% 9/11/23	250,000	269,217
Republic of Panama 5.200% 1/30/20	1,143,000	1,268,984
Republic of Peru
8.375% 5/3/16	820,000	928,016
7.125% 3/30/19	1,437,000	1,753,140
Republic of Philippines
8.000% 1/15/16	700,000	774,375
6.500% 1/20/20	312,000	371,670
4.000% 1/15/21	5,750,000	6,082,516
4.200% 1/21/24	2,400,000	2,532,000
Republic of Poland
3.875% 7/16/15	1,443,000	1,492,783
5.000% 10/19/15	1,255,000	1,326,937
6.375% 7/15/19	2,798,000	3,304,858
5.125% 4/21/21	1,500,000	1,677,195
5.000% 3/23/22	2,062,000	2,276,469
3.000% 3/17/23	1,750,000	1,697,850
4.000% 1/22/24	4,250,000	4,414,857
Republic of South Africa
6.875% 5/27/19	1,995,000	2,306,719
5.500% 3/9/20	1,750,000	1,911,875
5.875% 5/30/22	1,000,000	1,112,500
4.665% 1/17/24	1,000,000	1,017,500
Republic of Turkey
7.500% 7/14/17	11,100,000	12,640,125
6.750% 4/3/18	312,000	351,780
7.500% 11/7/19	2,200,000	2,601,500
3.250% 3/23/23	5,950,000	5,459,125
5.750% 3/22/24	2,000,000	2,180,000
Republic of Uruguay 8.000% 11/18/22	1,000,000	1,305,551

State of Israel
5.500% 11/9/16	$564,000	$621,105
5.125% 3/26/19	1,587,000	1,793,310
4.000% 6/30/22	1,000,000	1,065,000
3.150% 6/30/23	500,000	496,875
Svensk Exportkredit AB
0.625% 9/4/15	1,400,000	1,405,893
1.750% 10/20/15	2,230,000	2,269,406
0.625% 5/31/16	1,250,000	1,250,596
2.125% 7/13/16	1,000,000	1,029,595
5.125% 3/1/17	658,000	729,666
1.125% 4/5/18	2,000,000	1,978,429
United Mexican States
5.625% 1/15/17	818,000	909,182
5.950% 3/19/19	3,000,000	3,495,000
5.125% 1/15/20	250,000	283,250
3.500% 1/21/21	2,000,000	2,074,675
3.625% 3/15/22	10,270,000	10,650,296

		235,819,351

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839% 1/1/41	2,000	2,269
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T 5.491% 11/1/39	4,000	4,815
City & County of Denver, General Obligation Bonds,
Series 2010B 5.650% 8/1/30	4,000	4,487
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.845% 1/1/38	2,000	2,225
6.395% 1/1/40	4,000	5,094
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	4,000	5,169
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	2,000	2,500
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	8,000	9,612
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	4,000	4,511
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200% 12/1/21	155,000	170,128

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	$4,000	$4,380
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750% 8/1/49	4,000	5,720
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731% 7/1/43	204,000	261,973
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	4,000	5,255
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107% 7/1/18	1,000,000	1,001,790
2.995% 7/1/20	750,000	747,270
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637% 4/1/57	2,000	2,447
7.055% 4/1/57	4,000	4,537
New Jersey Economic Development Authority, State Pension Funding Bonds,
Series B, AGM (Zero Coupon), 2/15/19	1,000,000	881,740
(Zero Coupon), 2/15/23	1,000,000	714,690
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	4,000	4,520
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511% 12/1/45	1,000	1,168
5.561% 12/1/49	3,000	3,542
Regents of the University of California, Revenue Bonds,
Series 2013-AH 1.796% 7/1/19	175,000	173,189
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793% 4/1/30	4,000	4,959
7.043% 4/1/50	4,000	5,657
State of California, Various Purposes, General Obligation Bonds,
Series 2009 5.950% 4/1/16	35,000	38,206
5.750% 3/1/17	200,000	224,916
6.200% 3/1/19	200,000	237,490
6.200% 10/1/19	400,000	479,744
State of California, Various Purposes, General Obligation Bonds,
Series 2010 3.950% 11/1/15	1,805,000	1,888,283

State of Illinois, General Obligation Bonds,
Series 2011 4.961% 3/1/16	$3,400,000	$3,616,682
5.365% 3/1/17	310,000	339,261
5.665% 3/1/18	2,500,000	2,790,875
5.877% 3/1/19	60,000	67,592
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770% 3/15/39	2,000	2,399

		13,719,095

Supranational (2.8%)
African Development Bank
6.875% 10/15/15	200,000	211,825
2.500% 3/15/16	2,150,000	2,224,610
0.750% 10/18/16	2,250,000	2,252,064
0.875% 5/15/17	1,860,000	1,855,726
Series 451 0.875% 3/15/18	2,000,000	1,967,451
Asian Development Bank
0.500% 8/17/15	2,250,000	2,254,687
2.500% 3/15/16	2,750,000	2,843,050
5.500% 6/27/16	3,250,000	3,564,018
1.125% 3/15/17	1,000,000	1,006,566
1.750% 9/11/18	3,100,000	3,134,519
1.875% 10/23/18	1,900,000	1,929,039
1.750% 3/21/19	1,350,000	1,356,449
1.375% 3/23/20	650,000	629,247
Series 735 0.500% 6/20/16	2,250,000	2,247,479
Corp. Andina de Fomento
3.750% 1/15/16	2,250,000	2,339,602
5.750% 1/12/17	346,000	383,185
8.125% 6/4/19	1,229,000	1,536,451
Council of Europe Development Bank
2.625% 2/16/16	1,900,000	1,964,722
1.500% 2/22/17	1,500,000	1,522,546
1.500% 6/19/17	200,000	202,480
1.000% 3/7/18	1,500,000	1,479,855
European Bank for Reconstruction & Development
1.625% 9/3/15	1,469,000	1,491,740
2.500% 3/15/16	3,500,000	3,617,443
1.375% 10/20/16	250,000	253,926
1.000% 2/16/17	1,500,000	1,504,639
0.750% 9/1/17	2,250,000	2,226,272
1.625% 4/10/18	1,600,000	1,602,952
1.000% 6/15/18	2,150,000	2,117,536
1.625% 11/15/18	100,000	100,269
European Investment Bank
1.000% 7/15/15	6,000,000	6,045,766
1.625% 9/1/15	312,000	316,743
1.375% 10/20/15	6,000,000	6,079,783
4.625% 10/20/15	874,000	922,429
4.875% 2/16/16	3,305,000	3,540,979
2.250% 3/15/16	7,000,000	7,209,641
0.625% 4/15/16	5,250,000	5,260,595
2.125% 7/15/16	1,000,000	1,030,705
0.500% 8/15/16	5,750,000	5,733,447
5.125% 9/13/16	2,125,000	2,331,697

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

1.125% 12/15/16	$3,000,000	$3,025,554
4.875% 1/17/17	3,021,000	3,328,974
0.875% 4/18/17	2,200,000	2,196,651
5.125% 5/30/17	3,401,000	3,805,794
1.625% 6/15/17	4,000,000	4,072,593
1.000% 8/17/17	3,500,000	3,493,046
1.125% 9/15/17	2,415,000	2,416,137
1.000% 12/15/17	2,824,000	2,803,590
1.000% 3/15/18	4,000,000	3,953,904
1.000% 6/15/18	5,500,000	5,412,373
1.625% 12/18/18	2,500,000	2,504,685
1.875% 3/15/19	3,000,000	3,028,142
1.750% 6/17/19	5,000,000	4,996,502
2.875% 9/15/20	2,750,000	2,869,591
4.000% 2/16/21	2,200,000	2,440,160
2.500% 4/15/21	2,000,000	2,031,687
3.250% 1/29/24	3,100,000	3,236,962
Inter-American Development Bank
2.250% 7/15/15	1,312,000	1,339,378
0.500% 8/17/15	3,500,000	3,503,727
5.125% 9/13/16	2,883,000	3,162,898
1.375% 10/18/16	2,250,000	2,284,105
0.875% 11/15/16	200,000	200,630
1.000% 7/14/17	2,000,000	1,998,627
0.875% 3/15/18	500,000	491,331
4.250% 9/10/18	1,967,000	2,181,693
3.875% 9/17/19	1,000,000	1,099,461
3.875% 2/14/20	3,349,000	3,685,706
1.375% 7/15/20	5,000,000	4,795,370
2.125% 11/9/20	3,100,000	3,082,554
3.000% 2/21/24	2,000,000	2,000,722
International Bank for Reconstruction & Development
0.375% 11/16/15	2,000,000	2,000,012
2.125% 3/15/16	7,065,000	7,262,850
5.000% 4/1/16	916,000	988,124
0.500% 4/15/16	3,400,000	3,400,523
0.500% 5/16/16	3,500,000	3,499,115
1.000% 9/15/16	1,000,000	1,007,966
0.875% 4/17/17	4,000,000	3,998,314
9.250% 7/15/17	599,000	739,370
1.125% 7/18/17	2,500,000	2,509,584
1.875% 3/15/19	3,700,000	3,733,033
2.125% 11/1/20	2,150,000	2,149,940
7.625% 1/19/23	1,000,000	1,389,378
2.125% 2/13/23	1,319,000	1,276,202
Series GDIF 0.375% 8/24/15	450,000	450,224
International Finance Corp. 2.250% 4/11/16	500,000	515,352
0.500% 5/16/16	1,000,000	999,291
0.625% 11/15/16	2,250,000	2,243,903
1.125% 11/23/16	3,000,000	3,027,667
2.125% 11/17/17	4,250,000	4,383,354
0.625% 12/21/17	624,000	611,641
0.875% 6/15/18	2,750,000	2,694,060
1.750% 9/4/18	3,000,000	3,032,819
Nordic Investment Bank
2.250% 3/15/16	500,000	515,061
0.500% 4/14/16	3,500,000	3,499,920
5.000% 2/1/17	1,817,000	2,010,571
1.000% 3/7/17	1,000,000	1,003,662

0.750% 1/17/18	$824,000	$809,212
North American Development Bank
4.375% 2/11/20	500,000	553,037
2.400% 10/26/22	1,150,000	1,091,773

		235,130,638

U.S. Government Agencies (5.7%)
Federal Farm Credit Bank
0.250% 9/10/15	2,000,000	1,999,000
1.500% 11/16/15	1,000,000	1,016,717
0.390% 12/17/15	2,000,000	1,999,941
0.450% 7/12/16	500,000	498,622
5.125% 8/25/16	485,000	532,566
0.540% 11/7/16	4,000,000	3,982,949
4.875% 1/17/17	6,232,000	6,872,572
1.290% 6/14/19	1,000,000	976,230
2.500% 6/20/22	1,000,000	974,026
Federal Home Loan Bank
5.500% 8/13/14	1,000	1,006
1.630% 8/20/15	400,000	405,998
0.375% 8/28/15	5,000,000	5,010,834
0.500% 11/20/15	5,250,000	5,266,627
0.375% 12/30/15	225,000	224,838
0.375% 2/19/16	4,500,000	4,498,912
1.000% 3/11/16	5,000,000	5,050,436
5.375% 5/18/16	6,100,000	6,663,524
2.125% 6/10/16	5,000,000	5,150,597
5.625% 6/13/16	2,150,000	2,358,568
0.375% 6/24/16	5,000,000	4,984,453
0.575% 7/29/16	3,000,000	2,997,414
1.125% 9/28/16	3,000,000	3,026,162
4.750% 12/16/16	11,621,000	12,770,356
0.625% 12/28/16	2,500,000	2,495,463
1.000% 3/27/17	5,000,000	4,999,182
4.875% 5/17/17	3,169,000	3,526,940
0.875% 5/24/17	3,000,000	3,001,197
5.250% 6/5/17	3,135,000	3,523,158
1.000% 6/21/17	2,400,000	2,409,123
1.050% 7/26/17	250,000	249,540
1.000% 8/9/17	500,000	498,523
0.750% 9/8/17	2,000,000	1,979,667
5.000% 11/17/17	7,676,000	8,665,192
1.375% 3/9/18	2,000,000	2,005,915
1.150% 7/25/18	1,000,000	984,553
1.875% 3/8/19	500,000	504,753
1.650% 7/18/19	250,000	247,200
1.875% 3/13/20	2,000,000	1,990,946
4.125% 3/13/20	4,000,000	4,469,175
5.500% 7/15/36	3,000	3,841
Federal Home Loan Mortgage Corp.
0.500% 8/28/15	300,000	300,981
1.750% 9/10/15	5,750,000	5,854,597
0.420% 9/18/15	5,000,000	5,009,654
0.500% 9/25/15	600,000	601,826
4.750% 11/17/15	7,915,000	8,404,017
0.450% 11/24/15	750,000	751,767
4.750% 1/19/16	3,500,000	3,743,313
0.500% 2/24/16	1,000,000	1,001,096
0.500% 4/29/16	811,000	810,763
0.500% 5/13/16	3,899,000	3,903,551
5.500% 7/18/16	5,693,000	6,278,593
0.650% 7/29/16	1,000,000	1,002,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

0.850% 7/29/16	$2,000,000	$2,001,077
2.000% 8/25/16	1,299,000	1,338,387
0.700% 9/27/16	250,000	249,966
0.650% 9/30/16	5,000,000	4,998,656
0.750% 10/5/16	2,000,000	1,997,784
0.875% 10/14/16	3,000,000	3,015,907
5.125% 10/18/16	6,053,000	6,676,380
0.625% 11/1/16	1,280,000	1,277,453
0.875% 2/22/17	3,160,000	3,165,920
1.000% 3/8/17	5,000,000	5,025,622
5.000% 4/18/17	5,577,000	6,222,924
1.250% 5/12/17	5,000,000	5,048,698
1.000% 6/29/17	3,500,000	3,510,095
1.150% 6/30/17	2,000,000	2,001,448
1.000% 7/25/17	1,000,000	996,823
1.000% 7/28/17	5,000,000	5,003,241
5.500% 8/23/17	450,000	512,179
1.000% 9/29/17	5,750,000	5,739,924
5.125% 11/17/17	7,687,000	8,709,380
1.000% 1/11/18	2,000,000	1,982,035
0.750% 1/12/18	6,000,000	5,903,569
0.875% 3/7/18	3,000,000	2,957,217
1.100% 5/7/18	2,000,000	1,972,635
4.875% 6/13/18	2,000,000	2,271,484
3.750% 3/27/19	7,220,000	7,927,635
1.750% 5/30/19	8,000,000	8,048,607
2.000% 7/30/19	600,000	605,973
1.250% 8/1/19	3,500,000	3,418,355
1.250% 10/2/19	7,500,000	7,283,620
2.500% 10/17/19	1,000,000	1,006,660
1.375% 5/1/20	8,350,000	8,106,425
2.375% 1/13/22	20,947,000	20,906,059
Series 0000 1.125% 5/25/18	1,000,000	986,381
Federal National Mortgage Association
0.500% 7/2/15	7,093,000	7,115,743
2.375% 7/28/15	6,536,000	6,689,269
2.150% 8/4/15	269,000	274,597
1.875% 9/9/15	250,000	254,844
2.000% 9/21/15	400,000	408,543
0.500% 9/28/15	5,664,000	5,683,463
0.480% 10/9/15	1,250,000	1,251,084
1.875% 10/15/15	439,000	448,119
4.375% 10/15/15	3,513,000	3,698,234
1.625% 10/26/15	5,000,000	5,089,588
0.480% 11/25/15	1,000,000	1,001,204
0.375% 12/21/15	5,500,000	5,506,670
0.520% 2/26/16	1,500,000	1,502,827
5.000% 3/15/16	4,636,000	4,992,137
2.375% 4/11/16	5,000,000	5,173,433
0.500% 4/25/16	1,000,000	999,823
0.375% 7/5/16	2,000,000	1,995,090
0.625% 8/26/16	3,000,000	3,000,560
5.250% 9/15/16	5,100,000	5,619,542
1.250% 9/28/16	6,000,000	6,090,513
4.875% 12/15/16	3,400,000	3,746,225
1.250% 1/30/17	2,000,000	2,024,847
5.000% 2/13/17	4,000,000	4,438,339
0.750% 3/6/17	1,000,000	996,401
1.125% 4/27/17	12,000,000	12,076,537
5.000% 5/11/17	3,999,000	4,461,951
2.000% 5/16/17	1,000,000	1,027,776

(Zero Coupon), 6/1/17	$3,000,000	$2,919,397
5.375% 6/12/17	6,412,000	7,239,187
1.000% 8/21/17	500,000	498,328
0.950% 8/23/17	2,500,000	2,488,346
0.875% 8/28/17	11,350,000	11,298,301
1.000% 9/20/17	2,000,000	1,993,931
0.875% 10/26/17	4,750,000	4,716,428
0.900% 11/7/17	4,300,000	4,260,268
0.875% 12/20/17	5,000,000	4,949,100
1.000% 12/28/17	4,000,000	3,954,685
1.030% 1/30/18	1,000,000	988,095
0.875% 2/8/18	3,000,000	2,960,992
1.200% 2/28/18	1,000,000	995,378
0.875% 5/21/18	3,812,000	3,743,842
1.500% 8/28/18	1,000,000	997,580
1.625% 11/27/18	10,000,000	10,040,539
1.250% 12/28/18	250,000	245,362
1.750% 1/30/19	700,000	703,734
1.875% 2/19/19	2,000,000	2,022,955
1.750% 6/20/19	3,000,000	3,007,493
1.700% 10/4/19	200,000	197,391
(Zero Coupon), 10/9/19	4,000,000	3,515,064
1.500% 10/9/19	1,500,000	1,469,891
1.550% 10/29/19	3,000,000	2,942,548
1.750% 3/6/20	1,000,000	986,588
2.250% 10/17/22	2,500,000	2,400,183
2.200% 10/25/22	325,000	310,871
2.500% 3/27/23	250,000	241,341
Series 0000 0.625% 10/25/16	7,000,000	6,983,961
1.000% 9/27/17	250,000	248,832
Series 0001 1.250% 6/20/18	1,000,000	989,757
Financing Corp.
10.700% 10/6/17	1,200,000	1,571,032
9.800% 4/6/18	250,000	328,328

		485,124,868

U.S. Treasuries (49.3%)
U.S. Treasury Bonds
9.875% 11/15/15	6,039,000	6,838,696
9.250% 2/15/16	9,068,000	10,376,308
7.250% 5/15/16	2,719,000	3,064,995
7.500% 11/15/16	18,212,000	21,162,901
8.750% 5/15/17	11,386,000	13,947,183
8.875% 8/15/17	2,903,000	3,613,812
9.125% 5/15/18	3,533,000	4,592,158
9.000% 11/15/18	1,386,000	1,834,065
8.875% 2/15/19	7,432,000	9,901,233
8.125% 8/15/19	14,212,000	18,760,950
8.500% 2/15/20	187,000	254,834
8.750% 8/15/20	1,880,000	2,629,377
7.125% 2/15/23	312,000	429,908
U.S. Treasury Notes
0.250% 7/15/15	35,000,000	35,034,349
0.250% 7/31/15	2,500,000	2,502,625
1.750% 7/31/15	34,025,000	34,612,295
0.250% 8/15/15	31,120,000	31,149,175
4.250% 8/15/15	22,155,000	23,169,717
0.375% 8/31/15	81,800,000	82,004,099
1.250% 8/31/15	11,500,000	11,647,344
0.250% 9/15/15	2,000,000	2,002,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

0.250% 9/30/15	$1,300,000	$1,301,390
1.250% 9/30/15	50,714,000	51,395,469
0.250% 10/15/15	26,750,000	26,776,124
0.250% 10/31/15	850,000	850,730
1.250% 10/31/15	29,995,000	30,417,099
0.375% 11/15/15	5,873,000	5,886,335
4.500% 11/15/15	20,579,000	21,785,503
0.250% 11/30/15	21,200,000	21,209,110
1.375% 11/30/15	34,650,000	35,210,356
0.250% 12/15/15	18,000,000	18,002,813
0.250% 12/31/15	52,000,000	52,004,061
2.125% 12/31/15	13,122,000	13,487,853
0.375% 1/15/16	23,000,000	23,035,938
0.375% 1/31/16	700,000	701,012
0.375% 2/15/16	28,250,000	28,283,106
4.500% 2/15/16	7,000,000	7,475,508
0.250% 2/29/16	61,000,000	60,940,428
2.125% 2/29/16	30,000,000	30,900,000
2.625% 2/29/16	14,157,000	14,700,606
0.375% 3/15/16	27,500,000	27,515,040
0.375% 3/31/16	1,800,000	1,800,352
2.375% 3/31/16	10,520,000	10,892,720
0.250% 4/15/16	6,000,000	5,986,172
0.375% 4/30/16	25,000,000	24,992,187
2.000% 4/30/16	8,000,000	8,235,625
2.625% 4/30/16	8,932,000	9,297,174
0.250% 5/15/16	32,500,000	32,408,434
5.125% 5/15/16	22,314,000	24,278,679
0.375% 5/31/16	25,000,000	24,977,540
1.750% 5/31/16	14,820,000	15,195,059
0.500% 6/15/16	31,000,000	31,038,294
0.500% 6/30/16	75,000,000	75,064,455
1.500% 6/30/16	10,624,000	10,843,016
3.250% 6/30/16	12,000,000	12,666,563
0.625% 7/15/16	92,000,000	92,277,619
1.500% 7/31/16	30,000,000	30,622,560
3.250% 7/31/16	10,554,000	11,158,381
0.625% 8/15/16	52,000,000	52,123,905
4.875% 8/15/16	14,597,000	15,944,372
1.000% 8/31/16	2,809,000	2,838,050
3.000% 8/31/16	17,972,000	18,931,502
0.875% 9/15/16	30,000,000	30,218,556
1.000% 9/30/16	28,000,000	28,272,070
3.000% 9/30/16	28,118,000	29,662,294
0.625% 10/15/16	2,000,000	2,002,070
1.000% 10/31/16	35,000,000	35,328,468
3.125% 10/31/16	23,864,000	25,267,874
0.625% 11/15/16	2,000,000	2,000,469
4.625% 11/15/16	15,000,000	16,421,338
2.750% 11/30/16	49,079,000	51,578,962
0.625% 12/15/16	16,000,000	15,991,406
0.875% 12/31/16	17,434,000	17,524,746
3.250% 12/31/16	22,350,000	23,781,797
0.750% 1/15/17	20,250,000	20,283,619
0.875% 1/31/17	10,000,000	10,044,531
3.125% 1/31/17	6,011,000	6,384,985
0.625% 2/15/17	850,000	847,883
4.625% 2/15/17	9,617,000	10,598,423
0.875% 2/28/17	38,500,000	38,642,869
3.000% 2/28/17	21,764,000	23,063,039
0.750% 3/15/17	1,000,000	999,951
1.000% 3/31/17	23,000,000	23,137,236

3.250% 3/31/17	$15,153,000	$16,175,679
0.875% 4/30/17	27,497,000	27,546,140
3.125% 4/30/17	19,464,000	20,722,698
4.500% 5/15/17	20,957,000	23,142,750
0.625% 5/31/17	1,686,000	1,674,705
2.750% 5/31/17	19,837,000	20,921,836
0.750% 6/30/17	30,000,000	29,879,004
2.500% 6/30/17	37,303,000	39,077,806
0.500% 7/31/17	15,000,000	14,801,220
2.375% 7/31/17	13,000,000	13,570,781
4.750% 8/15/17	25,224,000	28,193,733
0.625% 8/31/17	45,809,000	45,307,515
1.875% 8/31/17	21,197,000	21,798,548
0.625% 9/30/17	30,000,000	29,627,931
1.875% 9/30/17	48,759,000	50,106,538
0.750% 10/31/17	29,373,000	29,089,022
1.875% 10/31/17	3,811,000	3,916,770
4.250% 11/15/17	13,921,000	15,400,106
0.625% 11/30/17	28,000,000	27,572,345
2.250% 11/30/17	36,150,000	37,569,874
0.750% 12/31/17	42,707,000	42,165,655
2.750% 12/31/17	3,571,000	3,773,298
0.875% 1/31/18	27,000,000	26,741,337
2.625% 1/31/18	2,500,000	2,630,811
3.500% 2/15/18	30,639,000	33,188,560
0.750% 2/28/18	29,997,000	29,526,245
2.750% 2/28/18	31,561,000	33,365,895
0.750% 3/31/18	15,000,000	14,737,647
2.875% 3/31/18	20,000,000	21,232,812
0.625% 4/30/18	49,682,000	48,510,300
2.625% 4/30/18	9,561,000	10,060,711
3.875% 5/15/18	7,225,000	7,948,558
1.000% 5/31/18	30,000,000	29,674,512
2.375% 5/31/18	17,700,000	18,452,250
1.375% 6/30/18	50,624,000	50,740,177
2.375% 6/30/18	10,000,000	10,423,633
1.375% 7/31/18	60,550,000	60,629,236
2.250% 7/31/18	32,000,000	33,169,686
4.000% 8/15/18	10,460,000	11,590,987
1.500% 8/31/18	18,249,000	18,344,344
1.375% 9/30/18	95,500,000	95,381,561
1.250% 10/31/18	2,000,000	1,984,609
1.750% 10/31/18	20,000,000	20,284,376
3.750% 11/15/18	26,904,000	29,591,771
1.250% 11/30/18	40,000,000	39,638,280
1.375% 12/31/18	17,650,000	17,576,919
1.500% 12/31/18	26,600,000	26,614,026
1.250% 1/31/19	25,000,000	24,718,017
1.500% 1/31/19	21,250,000	21,236,927
2.750% 2/15/19	29,907,000	31,558,895
1.375% 2/28/19	15,812,000	15,695,880
1.500% 2/28/19	45,500,000	45,424,907
1.500% 3/31/19	5,050,000	5,038,559
1.250% 4/30/19	2,000,000	1,970,000
1.625% 4/30/19	50,000,000	50,095,215
3.125% 5/15/19	37,954,000	40,701,957
1.500% 5/31/19	25,000,000	24,874,755
1.000% 6/30/19	4,600,000	4,458,272
0.875% 7/31/19	1,500,000	1,442,344
3.625% 8/15/19	38,086,000	41,811,660
1.000% 9/30/19	5,000,000	4,823,437
1.250% 10/31/19	1,000,000	976,768
3.375% 11/15/19	36,223,000	39,358,198
1.125% 12/31/19	2,000,000	1,932,344
3.625% 2/15/20	42,855,000	47,134,222
1.250% 2/29/20	2,500,000	2,424,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

1.125% 3/31/20	$7,500,000	$7,207,691
3.500% 5/15/20	41,024,000	44,853,574
1.375% 5/31/20	16,061,000	15,612,892
2.625% 8/15/20	50,687,000	52,748,633
2.125% 8/31/20	36,000,000	36,371,250
2.000% 9/30/20	1,100,000	1,102,063
2.625% 11/15/20	44,196,000	45,907,300
2.000% 11/30/20	1,000,000	999,473
2.375% 12/31/20	16,000,000	16,345,000
2.125% 1/31/21	41,000,000	41,201,396
3.625% 2/15/21	52,140,000	57,388,115
2.000% 2/28/21	1,000,000	995,967
2.250% 3/31/21	1,100,000	1,111,881
3.125% 5/15/21	51,569,000	55,055,951
2.125% 8/15/21	50,062,000	50,029,735
2.000% 11/15/21	37,978,000	37,502,534
2.000% 2/15/22	42,662,000	41,998,738
1.750% 5/15/22	17,936,000	17,264,801
1.625% 8/15/22	38,928,800	36,958,029
1.625% 11/15/22	35,304,700	33,365,699
2.000% 2/15/23	93,030,900	90,327,189
1.750% 5/15/23	70,514,600	66,791,923
2.500% 8/15/23	6,750,000	6,790,210
2.750% 11/15/23	36,950,000	37,871,223
2.750% 2/15/24	22,000,000	22,499,726
2.500% 5/15/24	15,000,000	14,978,907

		4,188,061,454

Total Government Securities		5,157,855,406

Total Long-Term Debt Securities (92.6%) (Cost $7,688,019,063)		7,870,748,656

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae 8.250% (l)*	22,000	227,700
Freddie Mac 8.375% (l)*	17,000	185,470

Total Preferred Stocks (0.0%) (Cost $18,166)		$413,170

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (6.2%)
iShares® Barclays 1-3 Year Treasury Bond ETF	2,420,000	204,635,200
iShares® Barclays 3-7 Year Treasury Bond ETF	1,673,449	203,826,088
iShares® Barclays 7-10 Year Treasury Bond ETF	1,125,971	116,628,076

Total Investment Companies (6.2%)
(Cost $525,051,822)		525,089,364

Total Investments (98.8%) (Cost $8,213,089,051)		8,396,251,190
Other Assets Less Liabilities (1.2%)		103,341,156

Net Assets (100%)		$8,499,592,346

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $26,178,431 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2014.

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$171,342,948	$—	$171,342,948
Consumer Staples	—	196,226,222	—	196,226,222
Energy	—	293,167,162	—	293,167,162
Financials	—	1,135,472,741	—	1,135,472,741
Health Care	—	210,324,758	—	210,324,758
Industrials	—	145,999,993	—	145,999,993
Information Technology	—	156,163,493	—	156,163,493
Materials	—	133,609,556	—	133,609,556
Telecommunication Services	—	115,344,835	—	115,344,835
Utilities	—	155,241,542	—	155,241,542
Government Securities
Foreign Governments	—	235,819,351	—	235,819,351
Municipal Bonds	—	13,719,095	—	13,719,095
Supranational	—	235,130,638	—	235,130,638
U.S. Government Agencies	—	485,124,868	—	485,124,868
U.S. Treasuries	—	4,188,061,454	—	4,188,061,454
Investment Companies
Exchange Traded Funds (ETFs)	525,089,364	—	—	525,089,364
Preferred Stocks
Financials	413,170	—	—	413,170

Total Assets	$525,502,534	$7,870,748,656	$—	$8,396,251,190

Total Liabilities	$—	$—	$—	$—

Total	$525,502,534	$7,870,748,656	$—	$8,396,251,190

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivative contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$530,198,830
Long-term U.S. government debt securities	619,123,835

$1,149,322,665

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$373,690,701
Long-term U.S. government debt securities	652,118,304

$1,025,809,005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,747,164
Aggregate gross unrealized depreciation	(24,376,970)

Net unrealized appreciation	$182,370,194

Federal income tax cost of investments	$8,213,880,996

The Portfolio has a net capital loss carryforward of $265,476,365 of which $64,312,850 expires in the year 2016 and $201,163,515 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $8,213,089,051)	$8,396,251,190
Cash	431,968,193
Foreign cash (Cost $491)	501
Dividends, interest and other receivables	52,376,808
Receivable from Separate Accounts for Trust shares sold	1,949,421
Receivable for securities sold	9,192
Other assets	85,875

Total assets	8,882,641,180

LIABILITIES
Payable for securities purchased	375,119,209
Payable to Separate Accounts for Trust shares redeemed	3,488,051
Investment management fees payable	2,395,719
Administrative fees payable	720,740
Distribution fees payable – Class IB	483,099
Distribution fees payable – Class IA	18,863
Trustees’ fees payable	11,217
Other liabilities	87,085
Accrued expenses	724,851

Total liabilities	383,048,834

NET ASSETS	$8,499,592,346

Net assets were comprised of:
Paid in capital	$8,524,009,095
Accumulated undistributed net investment income (loss)	61,174,231
Accumulated undistributed net realized gain (loss) on investments	(268,753,129)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	183,162,149

Net assets	$8,499,592,346

Class IA
Net asset value, offering and redemption price per share, $91,588,381 / 9,107,832 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

Class IB
Net asset value, offering and redemption price per share, $2,347,895,130 / 233,091,463 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.07

Class K
Net asset value, offering and redemption price per share, $6,060,108,835 / 601,937,722 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.07

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest (net of $256 foreign withholding tax)	$81,746,329
Dividends	1,461,308

Total income	83,207,637

EXPENSES
Investment management fees	14,002,688
Administrative fees	4,134,787
Distribution fees – Class IB	2,947,397
Printing and mailing expenses	411,715
Distribution fees – Class IA	115,658
Professional fees	109,691
Trustees’ fees	109,281
Custodian fees	83,835
Miscellaneous	118,354

Total expenses	22,033,406

NET INVESTMENT INCOME (LOSS)	61,174,231

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	9,391,462
Change in unrealized appreciation (depreciation) on:
Investments	90,723,525
Foreign currency translations	(2)

Net change in unrealized appreciation (depreciation)	90,723,523

NET REALIZED AND UNREALIZED GAIN (LOSS)	100,114,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$161,289,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$61,174,231	$108,590,118
Net realized gain (loss) on investments and foreign currency transactions	9,391,462	9,474,329
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	90,723,523	(215,376,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	161,289,216	(97,311,819)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,122,014)
Class IB	—	(28,718,028)
Class K	—	(78,441,416)

TOTAL DIVIDENDS	—	(108,281,458)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 209,958 and 794,917 shares, respectively ]	2,095,192	7,983,843
Capital shares issued in reinvestment of dividends [ 0 and 113,238 shares, respectively ]	—	1,122,014
Capital shares repurchased [ (709,529) and (2,757,604) shares, respectively ]	(7,076,426)	(27,799,295)

Total Class IA transactions	(4,981,234)	(18,693,438)

Class IB
Capital shares sold [ 7,608,698 and 21,295,153 shares, respectively ]	76,002,580	214,592,737
Capital shares sold in-kind (Note 9)[ 0 and 105,095,962 shares, respectively ]	—	1,052,097,769
Capital shares issued in reinvestment of dividends [ 0 and 2,893,496 shares, respectively ]	—	28,718,028
Capital shares repurchased [ (17,591,530) and (32,340,854) shares, respectively]	(175,757,980)	(325,094,852)

Total Class IB transactions	(99,755,400)	970,313,682

Class K
Capital shares sold [ 48,501,037 and 113,105,379 shares, respectively ]	484,082,221	1,140,097,260
Capital shares sold in-kind (Note 9)[ 31,271,371 and 1 shares, respectively ]	311,963,858	7
Capital shares issued in reinvestment of dividends [ 0 and 7,917,889 shares, respectively ]	—	78,441,416
Capital shares repurchased [ (28,940,951) and (58,597,385) shares, respectively ]	(288,640,710)	(589,501,131)

Total Class K transactions	507,405,369	629,037,552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	402,668,735	1,580,657,796

TOTAL INCREASE (DECREASE) IN NET ASSETS	563,957,951	1,375,064,519
NET ASSETS:
Beginning of period	7,935,634,395	6,560,569,876

End of period (a)	$8,499,592,346	$7,935,634,395

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$61,174,231	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO(ff)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.87	$10.15	$9.98	$9.71	$9.39	$9.36

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13 (e)	0.15 (e)	0.21 (e)	0.28 (e)	0.30	(e)
Net realized and unrealized gain (loss) on investments, securities sold short and futures	0.12	(0.29)	0.17	0.28	0.28	(0.02	)†

Total from investment operations	0.19	(0.16)	0.32	0.49	0.56	0.28

Less distributions:
Dividends from net investment income	—	(0.12)	(0.15)	(0.22)	(0.24)	(0.25)

Net asset value, end of period	$10.06	$9.87	$10.15	$9.98	$9.71	$9.39

Total return (b)	1.93%	(1.59)%	3.20%	5.01%	6.03%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$91,588	$94,808	$116,262	$127,549	$5,775,848	$2,975,095
Ratio of expenses to average net assets (a)(f)	0.72%	0.72%	0.72%	0.47%	0.47%	0.49%
Ratio of net investment income (loss) to average net assets (a)(f)	1.33%	1.31%	1.48%	2.11%	2.85%	3.15%
Portfolio turnover rate (z)	13%	33%	32%	79%	83%	189%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.88	$10.17	$10.00	$9.72	$9.40	$9.37

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13 (e)	0.15 (e)	0.17 (e)	0.26 (e)	0.27	(e)
Net realized and unrealized gain (loss) on investments, securities sold short and futures	0.12	(0.30)	0.17	0.30	0.28	(0.01	)†

Total from investment operations	0.19	(0.17)	0.32	0.47	0.54	0.26

Less distributions:
Dividends from net investment income	—	(0.12)	(0.15)	(0.19)	(0.22)	(0.23)

Net asset value, end of period	$10.07	$9.88	$10.17	$10.00	$9.72	$9.40

Total return (b)	1.92%	(1.69)%	3.20%	4.85%	5.76%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,347,895	$2,402,741	$1,485,443	$1,355,385	$1,308,869	$1,222,648
Ratio of expenses to average net assets (a)(f)	0.72%	0.72%	0.72%	0.72%	0.72%	0.74	%(c)
Ratio of net investment income (loss) to average net assets (a)(f)	1.33%	1.30%	1.47%	1.73%	2.64%	2.91%
Portfolio turnover rate (z)	13%	33%	32%	79%	83%	189%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO(ff)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$9.87	$10.15	$9.98	$10.12

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.16 (e)	0.18 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.12	(0.30)	0.17	0.02

Total from investment operations	0.20	(0.14)	0.35	0.08

Less distributions:
Dividends from net investment income	—	(0.14)	(0.18)	(0.22)

Net asset value, end of period	$10.07	$9.87	$10.15	$9.98

Total return (b)	2.03%	(1.34)%	3.46%	0.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,060,109	$5,438,085	$4,958,865	$5,256,236
Ratio of expenses to average net assets (a)(f)	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.58%	1.56%	1.72%	1.74%
Portfolio turnover rate (z)	13%	33%	32%	79%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ff)	On September 25, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Bond Index Portfolio and EQ/Long Term Bond Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Exchange Traded Funds	48.2%
Financials	8.0
Materials	4.2
Industrials	4.1
Information Technology	3.8
Consumer Staples	2.6
Energy	2.1
Consumer Discretionary	1.9
Health Care	0.6
Telecommunication Services	0.5
Cash and Other	24.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,045.60	$6.34
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,046.70	5.07
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Brazil (4.1%)
Banco Bradesco S.A. (ADR)	22,319	$324,072
Cielo S.A.	29,700	612,281
Embraer S.A.	37,100	337,502
Itau Unibanco Holding S.A. (Preference) (ADR)	24,333	349,908
Natura Cosmeticos S.A.	9,600	162,933
Petroleo Brasileiro S.A. (ADR)	14,038	205,376

		1,992,072

China (8.1%)
Anhui Conch Cement Co., Ltd., Class H	99,500	341,492
China BlueChemical Ltd., Class H	464,000	253,241
China Oilfield Services Ltd., Class H	204,000	490,628
China Petroleum & Chemical Corp., Class H	364,400	347,455
China Shipping Container Lines Co., Ltd., Class H*	1,132,000	292,114
Dongfeng Motor Group Co., Ltd., Class H	142,000	254,304
Great Wall Motor Co., Ltd., Class H	72,000	267,547
Industrial & Commercial Bank of China Ltd., Class H	433,000	273,754
Jiangxi Copper Co., Ltd., Class H	240,000	379,645
Mindray Medical International Ltd. (ADR)	9,518	299,817
Weichai Power Co., Ltd., Class H	140,000	541,004
Zhejiang Expressway Co. Ltd., Class H	148,000	149,902

		3,890,903

Colombia (0.8%)
Bancolombia S.A. (ADR)	6,580	380,324

Czech Republic (0.6%)
Komercni Banka A/S	1,310	301,295

India (1.4%)
HDFC Bank Ltd. (ADR)	6,112	286,164
ICICI Bank Ltd. (ADR)	7,759	387,174

		673,338

Indonesia (1.1%)
PT Bank Rakyat Indonesia (Persero) Tbk	309,000	269,121
PT Indofood Sukses Makmur Tbk	445,000	251,497

		520,618

Malaysia (0.5%)
AMMB Holdings Bhd	114,800	254,555

Mexico (1.1%)
Controladora Comercial Mexicana S.A.B. de C.V.	140,100	524,936

South Africa (1.9%)
African Rainbow Minerals Ltd.	12,583	221,288
Anglo American Platinum Ltd.*	1,857	80,508
Impala Platinum Holdings Ltd.	18,517	186,093
Investec Ltd.	47,993	439,902

		927,791

South Korea (4.7%)
CJ Corp.	2,505	$346,610
Hyundai Mobis	1,239	347,772
KT Corp.	7,860	237,323
Orient Overseas International Ltd.	70,000	342,756
POSCO	1,244	373,766
Samsung Electronics Co., Ltd.	455	594,495

		2,242,722

Taiwan (1.9%)
Advanced Semiconductor Engineering, Inc.	431,000	560,800
Uni-President Enterprises Corp.	196,000	351,852

		912,652

Thailand (0.9%)
Kasikornbank PCL	38,000	240,025
PTT Global Chemical PCL	84,600	175,951

		415,976

Turkey (0.7%)
Akbank TAS	56,572	208,013
Turkiye Garanti Bankasi A/S	33,234	130,043

		338,056

Total Common Stocks (27.8%) (Cost $13,456,993)		13,375,238

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(48.2%)
iShares® Core MSCI Emerging Markets ETF	149,851	7,747,297
iShares® MSCI Emerging Markets ETF	178,899	7,733,804
Vanguard FTSE Emerging Markets ETF	179,371	7,736,271

Total Investment Companies (48.2%) (Cost $22,733,894)		23,217,372

Total Investments (76.0%) (Cost $36,190,887)		36,592,610
Other Assets Less Liabilities (24.0%)		11,545,140

Net Assets (100%)		$48,137,750

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI Emerging Market Index	203	September-14	$10,613,939	$10,563,105	$(50,834)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$869,623	$—	$869,623
Consumer Staples	687,869	603,349	—	1,291,218
Energy	205,376	838,083	—	1,043,459
Financials	1,727,642	2,116,708	—	3,844,350
Health Care	299,817	—	—	299,817
Industrials	337,502	1,672,386	—	2,009,888
Information Technology	612,281	1,155,295	—	1,767,576
Materials	—	2,011,984	—	2,011,984
Telecommunication Services	—	237,323	—	237,323
Investment Companies
Exchange Traded Funds (ETFs)	23,217,372	—	—	23,217,372

Total Assets	$27,087,859	$9,504,751	$—	$36,592,610

Liabilities:
Futures	$(50,834)	$—	$—	$(50,834)

Total Liabilities	$(50,834)	$—	$—	$(50,834)

Total	$27,037,025	$9,504,751	$—	$36,541,776

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized
	depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized
	depreciation	(50,834	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(50,834)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	4,297	—	4,297
Credit contracts	—	—	—	—	—
Equity contracts	—	539,225	—	—	539,225
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$539,225	$4,297	$—	$543,522

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(98,221)	—	—	(98,221)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(98,221)	$—	$—	$(98,221)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $203,000 for one month during the six months ended June 30, 2014.

The Portfolio held futures contracts with an average notional balance of approximately $7,618,000 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Exchange Traded Futures & Options Contracts (b)	$50,834	(c)	$—	$—	$50,834

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,126,063
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$913,591

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,082,633
Aggregate gross unrealized depreciation	(681,882)

Net unrealized appreciation	$400,751

Federal income tax cost of investments	$36,191,859

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $18,919 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $36,190,887)	$36,592,610
Cash	10,905,186
Cash held as collateral at broker	630,000
Dividends, interest and other receivables	173,770
Receivable from Separate Accounts for Trust shares sold	38,312
Other assets	528

Total assets	48,340,406

LIABILITIES
Foreign currency overdraft payable	88
Payable for securities purchased	116,746
Due to broker for futures variation margin	32,387
Administrative fees payable	21,474
Investment management fees payable	3,259
Distribution fees payable – Class IB	2,066
Payable to Separate Accounts for Trust shares redeemed	1,849
Trustees’ fees payable	76
Accrued expenses	24,711

Total liabilities	202,656

NET ASSETS	$48,137,750

Net assets were comprised of:
Paid in capital	$47,129,008
Accumulated undistributed net investment income (loss)	185,987
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	471,787
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	350,968

Net assets	$48,137,750

Class IB
Net asset value, offering and redemption price per share, $10,140,698 / 1,028,438 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

Class K
Net asset value, offering and redemption price per share, $37,997,052 / 3,848,644 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,644 foreign withholding tax)	$350,956
Interest	3,919

Total income	354,875

EXPENSES
Investment management fees	110,681
Administrative fees	37,567
Professional fees	20,369
Custodian fees	16,612
Distribution fees – Class IB	10,679
Offering costs	2,031
Printing and mailing expenses	1,297
Trustees’ fees	918
Miscellaneous	8,756

Gross expenses	208,910
Less: Waiver from investment manager	(40,051)

Net expenses	168,859

NET INVESTMENT INCOME (LOSS)	186,016

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	20,160
Futures	539,225
Foreign currency transactions	(1,007)

Net realized gain (loss)	558,378

Change in unrealized appreciation (depreciation) on:
Investments	1,437,846
Futures	(98,221)
Foreign currency translations	195

Net change in unrealized appreciation (depreciation)	1,339,820

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,898,198

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,084,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$186,016	$112,467
Net realized gain (loss) on investments, futures and foreign currency transactions	558,378	(91,645)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,339,820	(988,852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,084,214	(968,030)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(36,151)
Class K	—	(93,950)

	—	(130,101)

Return of capital
Class IB	—	(4,014)
Class K	—	(10,432)

	—	(14,446)

TOTAL DIVIDENDS	—	(144,547)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 395,621 and 952,047 shares, respectively ]	3,681,250	9,303,128
Capital shares issued in reinvestment of dividends [ 0 and 4,296 shares, respectively ]	—	40,165
Capital shares repurchased [ (178,874) and (144,652) shares, respectively ]	(1,677,535)	(1,364,257)

Total Class IB transactions	2,003,715	7,979,036

Class K
Capital shares sold [ 2,341,769 and 1,633,830 shares, respectively ]	22,191,442	16,193,888
Capital shares issued in reinvestment of dividends [ 0 and 11,164 shares, respectively ]	—	104,382
Capital shares repurchased [ (77,850) and (60,269) shares, respectively ]	(739,727)	(566,623)

Total Class K transactions	21,451,715	15,731,647

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	23,455,430	23,710,683

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,539,644	22,598,106
NET ASSETS:
Beginning of period	22,598,106	—

End of period (a)	$48,137,750	$22,598,106

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$185,987	$(29)

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.04	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.40	(0.55)

Total from investment operations	0.43	(0.51)

Less distributions:
Dividends from net investment income	—	(0.05)
Return of capital	—	(0.01)

Total dividends and distributions	—	(0.06)

Net asset value, end of period	$9.86	$9.43

Total return (b)	4.56%	(5.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,141	$7,654
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.25%
Before waivers (a)(f)	1.53%	2.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.64%	0.48	%(l)
Before waivers (a)(f)	0.36%	(0.38	)%(l)
Portfolio turnover rate (z)	4%	9%

Class K	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.06	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.38	(0.56)

Total from investment operations	0.44	(0.50)

Less distributions:
Dividends from net investment income	—	(0.06)
Return of capital	—	(0.01)

Total dividends and distributions	—	(0.07)

Net asset value, end of period	$9.87	$9.43

Total return (b)	4.67%	(4.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,997	$14,944
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%
Before waivers (a)(f)	1.24%	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.37%	0.74	%(l)
Before waivers (a)(f)	1.13%	(0.12	)%(l)
Portfolio turnover rate (z)	4%	9%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	18.7%
Financials	16.0
Health Care	13.2
Consumer Discretionary	11.8
Energy	10.8
Industrials	10.4
Consumer Staples	9.4
Materials	3.5
Utilities	3.1
Telecommunication Services	2.4
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,068.00	$3.19
Hypothetical (5% average return before expenses)	1,000.00	1,021.71	3.12
Class IB
Actual	1,000.00	1,068.00	3.19
Hypothetical (5% average return before expenses)	1,000.00	1,021.71	3.12
Class K
Actual	1,000.00	1,069.60	1.91
Hypothetical (5% average return before expenses)	1,000.00	1,022.95	1.87

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.62%, 0.62% and 0.37%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (0.4%)
BorgWarner, Inc.	54,020	$3,521,564
Delphi Automotive plc	66,036	4,539,315
Goodyear Tire & Rubber Co.	65,300	1,814,034
Johnson Controls, Inc.	157,350	7,856,485

		17,731,398

Automobiles (0.7%)
Ford Motor Co.	934,898	16,117,642
General Motors Co.	308,994	11,216,482
Harley-Davidson, Inc.	52,200	3,646,170

		30,980,294

Distributors (0.1%)
Genuine Parts Co.	36,410	3,196,798

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	1,050	754,016
H&R Block, Inc.	65,000	2,178,800

		2,932,816

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	103,800	3,908,070
Chipotle Mexican Grill, Inc.*	7,351	4,355,541
Darden Restaurants, Inc.	31,100	1,438,997
Marriott International, Inc., Class A	52,377	3,357,366
McDonald’s Corp.	234,650	23,638,641
Starbucks Corp.	179,200	13,866,496
Starwood Hotels & Resorts Worldwide, Inc.	45,450	3,673,269
Wyndham Worldwide Corp.	30,345	2,297,723
Wynn Resorts Ltd.	19,179	3,980,793
Yum! Brands, Inc.	104,980	8,524,376

		69,041,272

Household Durables (0.4%)
D.R. Horton, Inc.	67,450	1,657,921
Garmin Ltd.	29,160	1,775,844
Harman International Industries, Inc.	16,100	1,729,623
Leggett & Platt, Inc.	32,850	1,126,098
Lennar Corp., Class A	41,650	1,748,467
Mohawk Industries, Inc.*	14,450	1,999,013
Newell Rubbermaid, Inc.	66,026	2,046,146
PulteGroup, Inc.	81,257	1,638,141
Whirlpool Corp.	18,416	2,563,875

		16,285,128

Internet & Catalog Retail (1.3%)
Amazon.com, Inc.*	88,230	28,655,339
Expedia, Inc.	24,189	1,905,126
Netflix, Inc.*	14,210	6,260,926
Priceline Group, Inc.*	12,456	14,984,568
TripAdvisor, Inc.*	26,259	2,853,303

		54,659,262

Leisure Products (0.1%)
Hasbro, Inc.	27,558	1,461,952
Mattel, Inc.	80,650	3,142,930

		4,604,882

Media (3.6%)
Cablevision Systems Corp. – New York Group, Class A	50,700	$894,855
CBS Corp. (Non-Voting), Class B	130,850	8,131,019
Comcast Corp., Class A	617,850	33,166,188
DIRECTV*	112,360	9,551,724
Discovery Communications, Inc., Class A*	52,716	3,915,744
Gannett Co., Inc.	53,850	1,686,043
Interpublic Group of Cos., Inc.	100,476	1,960,287
News Corp., Class A*	117,950	2,116,023
Omnicom Group, Inc.	61,200	4,358,664
Scripps Networks Interactive, Inc., Class A	25,961	2,106,476
Time Warner Cable, Inc.	65,797	9,691,898
Time Warner, Inc.	211,650	14,868,413
Twenty-First Century Fox, Inc., Class A	460,100	16,172,515
Viacom, Inc., Class B	94,450	8,191,649
Walt Disney Co.	386,302	33,121,533

		149,933,031

Multiline Retail (0.6%)
Dollar General Corp.*	69,850	4,006,596
Dollar Tree, Inc.*	49,310	2,685,422
Family Dollar Stores, Inc.	22,590	1,494,103
Kohl’s Corp.	47,670	2,511,256
Macy’s, Inc.	87,372	5,069,323
Nordstrom, Inc.	33,920	2,304,186
Target Corp.	149,870	8,684,966

		26,755,852

Specialty Retail (2.0%)
AutoNation, Inc.*	14,969	893,350
AutoZone, Inc.*	8,080	4,332,819
Bed Bath & Beyond, Inc.*	50,500	2,897,690
Best Buy Co., Inc.	64,725	2,007,122
CarMax, Inc.*	52,856	2,749,041
GameStop Corp., Class A	27,423	1,109,809
Gap, Inc.	62,705	2,606,647
Home Depot, Inc.	333,818	27,025,905
L Brands, Inc.	57,767	3,388,612
Lowe’s Cos., Inc.	247,880	11,895,761
O’Reilly Automotive, Inc.*	25,234	3,800,240
PetSmart, Inc.	24,560	1,468,688
Ross Stores, Inc.	50,970	3,370,646
Staples, Inc.	154,195	1,671,474
Tiffany & Co.	26,110	2,617,528
TJX Cos., Inc.	168,550	8,958,433
Tractor Supply Co.	33,115	2,000,146
Urban Outfitters, Inc.*	25,828	874,536

		83,668,447

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	65,750	2,247,992
Fossil Group, Inc.*	11,382	1,189,647
Michael Kors Holdings Ltd.*	42,518	3,769,221
NIKE, Inc., Class B	176,300	13,672,065
PVH Corp.	19,356	2,256,909
Ralph Lauren Corp.	14,000	2,249,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Under Armour, Inc., Class A*	38,516	$2,291,317
VF Corp.	83,500	5,260,500

		32,937,311

Total Consumer Discretionary		492,726,491

Consumer Staples (9.4%)
Beverages (2.1%)
Brown-Forman Corp., Class B	38,475	3,623,191
Coca-Cola Co.	898,216	38,048,430
Coca-Cola Enterprises, Inc.	56,300	2,690,014
Constellation Brands, Inc., Class A*	39,650	3,494,354
Dr. Pepper Snapple Group, Inc.	46,775	2,740,080
Molson Coors Brewing Co., Class B	37,500	2,781,000
Monster Beverage Corp.*	32,040	2,275,801
PepsiCo, Inc.	360,903	32,243,074

		87,895,944

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	104,300	12,011,188
CVS Caremark Corp.	280,345	21,129,603
Kroger Co.	122,400	6,050,232
Safeway, Inc.	54,550	1,873,247
Sysco Corp.	138,650	5,192,442
Walgreen Co.	207,250	15,363,442
Wal-Mart Stores, Inc.	383,568	28,794,450
Whole Foods Market, Inc.	88,150	3,405,235

		93,819,839

Food Products (1.6%)
Archer-Daniels-Midland Co.	156,066	6,884,071
Campbell Soup Co.	42,350	1,940,054
ConAgra Foods, Inc.	99,650	2,957,612
General Mills, Inc.	148,000	7,775,920
Hershey Co.	35,550	3,461,504
Hormel Foods Corp.	31,858	1,572,192
J.M. Smucker Co.	24,597	2,621,302
Kellogg Co.	60,850	3,997,845
Keurig Green Mountain, Inc.	30,669	3,821,664
Kraft Foods Group, Inc.	141,377	8,475,551
McCormick & Co., Inc. (Non-Voting)	31,050	2,222,870
Mead Johnson Nutrition Co.	47,850	4,458,185
Mondelez International, Inc., Class A	403,181	15,163,637
Tyson Foods, Inc., Class A	63,700	2,391,298

		67,743,705

Household Products (1.9%)
Clorox Co.	30,850	2,819,690
Colgate-Palmolive Co.	206,900	14,106,442
Kimberly-Clark Corp.	89,944	10,003,572
Procter & Gamble Co.	642,755	50,514,115

		77,443,819

Personal Products (0.1%)
Avon Products, Inc.	102,800	1,501,908
Estee Lauder Cos., Inc., Class A	60,600	4,500,156

		6,002,064

Tobacco (1.5%)
Altria Group, Inc.	472,400	$19,812,456
Lorillard, Inc.	85,822	5,232,567
Philip Morris International, Inc.	375,850	31,687,913
Reynolds American, Inc.	73,850	4,456,848

		61,189,784

Total Consumer Staples		394,095,155

Energy (10.8%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	103,657	7,717,264
Cameron International Corp.*	51,424	3,481,919
Diamond Offshore Drilling, Inc.	16,447	816,265
Ensco plc, Class A	55,320	3,074,132
FMC Technologies, Inc.*	55,910	3,414,424
Halliburton Co.	201,700	14,322,717
Helmerich & Payne, Inc.	25,469	2,957,206
Nabors Industries Ltd.	61,850	1,816,534
National Oilwell Varco, Inc.	101,547	8,362,395
Noble Corp. plc	60,230	2,021,319
Rowan Cos., plc, Class A	29,450	940,338
Schlumberger Ltd.	309,938	36,557,187
Transocean Ltd.	80,452	3,622,754

		89,104,454

Oil, Gas & Consumable Fuels (8.7%)
Anadarko Petroleum Corp.	119,394	13,070,061
Apache Corp.	93,530	9,410,989
Cabot Oil & Gas Corp.	100,086	3,416,936
Chesapeake Energy Corp.	120,000	3,729,600
Chevron Corp.	452,634	59,091,369
Cimarex Energy Co.	21,002	3,012,947
ConocoPhillips Co.	290,684	24,920,339
CONSOL Energy, Inc.	54,300	2,501,601
Denbury Resources, Inc.	84,302	1,556,215
Devon Energy Corp.	90,800	7,209,520
EOG Resources, Inc.	129,500	15,133,370
EQT Corp.	35,767	3,823,492
Exxon Mobil Corp.#	1,024,430	103,139,612
Hess Corp.	64,800	6,408,072
Kinder Morgan, Inc.	158,737	5,755,804
Marathon Oil Corp.	165,214	6,595,343
Marathon Petroleum Corp.	69,807	5,449,832
Murphy Oil Corp.	40,850	2,715,708
Newfield Exploration Co.*	32,300	1,427,660
Noble Energy, Inc.	85,356	6,611,676
Occidental Petroleum Corp.	188,400	19,335,492
ONEOK, Inc.	49,264	3,353,893
Peabody Energy Corp.	64,300	1,051,305
Phillips 66	139,292	11,203,256
Pioneer Natural Resources Co.	33,929	7,797,223
QEP Resources, Inc.	42,489	1,465,870
Range Resources Corp.	38,769	3,370,965
Southwestern Energy Co.*	83,593	3,802,646
Spectra Energy Corp.	158,856	6,748,203
Tesoro Corp.	31,254	1,833,672
Valero Energy Corp.	126,185	6,321,868
Williams Cos., Inc.	162,250	9,444,573

		360,709,112

Total Energy		449,813,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (16.0%)
Banks (5.9%)
Bank of America Corp.	2,505,371	$38,507,552
BB&T Corp.	168,450	6,641,983
Citigroup, Inc.	719,850	33,904,935
Comerica, Inc.	43,150	2,164,404
Fifth Third Bancorp	201,817	4,308,793
Huntington Bancshares, Inc./Ohio	197,038	1,879,743
JPMorgan Chase & Co.	897,691	51,724,955
KeyCorp	210,800	3,020,764
M&T Bank Corp.	31,050	3,851,753
PNC Financial Services Group, Inc.	126,629	11,276,312
Regions Financial Corp.	336,452	3,573,120
SunTrust Banks, Inc./Georgia	126,750	5,077,605
U.S. Bancorp/Minnesota	432,045	18,716,189
Wells Fargo & Co.	1,135,153	59,663,642
Zions Bancorp	43,750	1,289,313

		245,601,063

Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	13,261	2,723,810
Ameriprise Financial, Inc.	45,257	5,430,840
Bank of New York Mellon Corp.	269,019	10,082,832
BlackRock, Inc.	29,814	9,528,554
Charles Schwab Corp.	277,055	7,461,091
E*TRADE Financial Corp.*	68,340	1,452,908
Franklin Resources, Inc.	95,701	5,535,346
Goldman Sachs Group, Inc.	99,892	16,725,917
Invesco Ltd.	102,601	3,873,188
Legg Mason, Inc.	24,813	1,273,155
Morgan Stanley	332,513	10,750,145
Northern Trust Corp.	52,850	3,393,499
State Street Corp.	102,270	6,878,680
T. Rowe Price Group, Inc.	62,086	5,240,679

		90,350,644

Consumer Finance (1.0%)
American Express Co.	216,660	20,554,534
Capital One Financial Corp.	135,744	11,212,455
Discover Financial Services	111,571	6,915,171
Navient Corp.	101,592	1,799,194

		40,481,354

Diversified Financial Services (1.8%)
Berkshire Hathaway, Inc., Class B*	426,782	54,013,530
CME Group, Inc./Illinois	74,815	5,308,124
Intercontinental Exchange, Inc.	27,316	5,159,993
Leucadia National Corp.	74,142	1,944,003
McGraw Hill Financial, Inc.	64,250	5,334,678
Moody’s Corp.	44,576	3,907,532
NASDAQ OMX Group, Inc.	27,623	1,066,800

		76,734,660

Insurance (2.8%)
ACE Ltd.	79,777	8,272,875
Aflac, Inc.	108,050	6,726,112
Allstate Corp.	105,976	6,222,911

American International Group, Inc.	347,099	$18,944,663
Aon plc	71,375	6,430,174
Assurant, Inc.	16,930	1,109,762
Chubb Corp.	58,200	5,364,294
Cincinnati Financial Corp.	34,863	1,674,819
Genworth Financial, Inc., Class A*	117,420	2,043,108
Hartford Financial Services Group, Inc.	105,800	3,788,698
Lincoln National Corp.	62,478	3,213,868
Loews Corp.	72,547	3,192,793
Marsh & McLennan Cos., Inc.	130,000	6,736,600
MetLife, Inc.	266,349	14,798,350
Principal Financial Group, Inc.	65,150	3,288,772
Progressive Corp.	129,750	3,290,460
Prudential Financial, Inc.	109,750	9,742,508
Torchmark Corp.	20,975	1,718,272
Travelers Cos., Inc.	83,524	7,857,103
Unum Group	61,420	2,134,959
XL Group plc	65,400	2,140,542

		118,691,643

Real Estate Investment Trusts (REITs) (2.2%)
American Tower Corp. (REIT)	93,642	8,425,907
Apartment Investment & Management Co. (REIT), Class A	34,583	1,115,993
AvalonBay Communities, Inc. (REIT)	28,864	4,104,172
Boston Properties, Inc. (REIT)	36,280	4,287,570
Crown Castle International Corp. (REIT)	79,210	5,882,135
Equity Residential (REIT)	79,580	5,013,540
Essex Property Trust, Inc. (REIT)	14,607	2,700,980
General Growth Properties, Inc. (REIT)	123,504	2,909,754
HCP, Inc. (REIT)	108,308	4,481,785
Health Care REIT, Inc. (REIT)	68,733	4,307,497
Host Hotels & Resorts, Inc. (REIT)	179,339	3,947,251
Kimco Realty Corp. (REIT)	97,130	2,232,047
Macerich Co. (REIT)	33,290	2,222,108
Plum Creek Timber Co., Inc. (REIT)	41,920	1,890,592
Prologis, Inc. (REIT)	118,372	4,863,906
Public Storage (REIT)	34,260	5,870,451
Simon Property Group, Inc. (REIT)	74,525	12,392,017
Ventas, Inc. (REIT)	69,716	4,468,796
Vornado Realty Trust (REIT)	41,305	4,408,483
Weyerhaeuser Co. (REIT)	138,529	4,583,925

		90,108,909

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	66,030	2,115,601

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	112,714	1,107,978
People’s United Financial, Inc.	73,493	1,114,889

		2,222,867

Total Financials		666,306,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (13.2%)
Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc.*	46,950	$7,335,937
Amgen, Inc.	178,980	21,185,863
Biogen Idec, Inc.*	56,089	17,685,423
Celgene Corp.*	192,500	16,531,900
Gilead Sciences, Inc.*	364,700	30,237,277
Regeneron Pharmaceuticals, Inc.*	18,734	5,291,793
Vertex Pharmaceuticals, Inc.*	55,833	5,286,268

		103,554,461

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	365,750	14,959,175
Baxter International, Inc.	128,750	9,308,625
Becton, Dickinson and Co.	45,750	5,412,225
Boston Scientific Corp.*	313,906	4,008,580
C.R. Bard, Inc.	18,400	2,631,384
CareFusion Corp.*	49,337	2,188,096
Covidien plc	106,896	9,639,881
DENTSPLY International, Inc.	33,580	1,590,013
Edwards Lifesciences Corp.*	25,429	2,182,825
Intuitive Surgical, Inc.*	9,063	3,732,144
Medtronic, Inc.	237,200	15,123,872
St. Jude Medical, Inc.	67,272	4,658,586
Stryker Corp.	69,900	5,893,968
Varian Medical Systems, Inc.*	24,538	2,040,089
Zimmer Holdings, Inc.	40,100	4,164,786

		87,534,249

Health Care Providers & Services (2.0%)
Aetna, Inc.	85,928	6,967,042
AmerisourceBergen Corp.	54,350	3,949,071
Cardinal Health, Inc.	81,275	5,572,214
Cigna Corp.	64,800	5,959,656
DaVita HealthCare Partners, Inc.*	41,938	3,032,956
Express Scripts Holding Co.*	183,955	12,753,600
Humana, Inc.	36,500	4,661,780
Laboratory Corp. of America Holdings*	20,250	2,073,600
McKesson Corp.	54,581	10,163,528
Patterson Cos., Inc.	19,450	768,469
Quest Diagnostics, Inc.	34,150	2,004,263
Tenet Healthcare Corp.*	22,975	1,078,447
UnitedHealth Group, Inc.	234,550	19,174,463
WellPoint, Inc.	66,950	7,204,490

		85,363,579

Health Care Technology (0.1%)
Cerner Corp.*	70,092	3,615,345

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	79,023	4,539,081
PerkinElmer, Inc.	26,750	1,252,970
Thermo Fisher Scientific, Inc.	92,850	10,956,300
Waters Corp.*	20,200	2,109,688

		18,858,039

Pharmaceuticals (6.0%)
AbbVie, Inc.	376,500	21,249,660
Actavis plc*	41,367	9,226,910

Allergan, Inc.	70,750	$11,972,315
Bristol-Myers Squibb Co.	389,673	18,903,037
Eli Lilly and Co.	233,560	14,520,425
Forest Laboratories, Inc.*	56,550	5,598,450
Hospira, Inc.*	39,460	2,027,060
Johnson & Johnson	670,610	70,159,218
Merck & Co., Inc.	697,117	40,328,219
Mylan, Inc.*	88,100	4,542,436
Perrigo Co. plc	31,689	4,618,989
Pfizer, Inc.	1,513,140	44,909,995
Zoetis, Inc.	118,474	3,823,156

		251,879,870

Total Health Care		550,805,543

Industrials (10.4%)
Aerospace & Defense (2.6%)
Boeing Co.	162,124	20,627,037
General Dynamics Corp.	77,050	8,980,177
Honeywell International, Inc.	185,862	17,275,873
L-3 Communications Holdings, Inc.	20,350	2,457,262
Lockheed Martin Corp.	64,058	10,296,042
Northrop Grumman Corp.	51,420	6,151,375
Precision Castparts Corp.	34,450	8,695,180
Raytheon Co.	74,600	6,881,850
Rockwell Collins, Inc.	32,000	2,500,480
Textron, Inc.	66,900	2,561,601
United Technologies Corp.	199,650	23,049,593

		109,476,470

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	35,152	2,242,346
Expeditors International of Washington, Inc.	47,998	2,119,592
FedEx Corp.	65,910	9,977,456
United Parcel Service, Inc., Class B	168,450	17,293,077

		31,632,471

Airlines (0.3%)
Delta Air Lines, Inc.	201,323	7,795,227
Southwest Airlines Co.	166,368	4,468,644

		12,263,871

Building Products (0.1%)
Allegion plc	21,188	1,200,936
Masco Corp.	84,400	1,873,680

		3,074,616

Commercial Services & Supplies (0.5%)
ADT Corp.	43,418	1,517,025
Cintas Corp.	23,850	1,515,429
Iron Mountain, Inc.	40,388	1,431,755
Pitney Bowes, Inc.	48,000	1,325,760
Republic Services, Inc.	64,051	2,432,016
Stericycle, Inc.*	20,165	2,387,939
Tyco International Ltd.	109,086	4,974,322
Waste Management, Inc.	102,406	4,580,620

		20,164,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.1%)
Fluor Corp.	38,050	$2,926,045
Jacobs Engineering Group, Inc.*	31,264	1,665,746
Quanta Services, Inc.*	51,550	1,782,599

		6,374,390

Electrical Equipment (0.6%)
AMETEK, Inc.	58,098	3,037,363
Eaton Corp. plc	112,675	8,696,257
Emerson Electric Co.	166,600	11,055,576
Rockwell Automation, Inc.	32,950	4,124,022

		26,913,218

Industrial Conglomerates (2.4%)
3M Co.	149,300	21,385,732
Danaher Corp.	142,400	11,211,152
General Electric Co.	2,378,483	62,506,533
Roper Industries, Inc.	23,605	3,446,566

		98,549,983

Machinery (1.7%)
Caterpillar, Inc.	151,200	16,430,904
Cummins, Inc.	41,200	6,356,748
Deere & Co.	87,600	7,932,180
Dover Corp.	40,350	3,669,832
Flowserve Corp.	32,641	2,426,858
Illinois Tool Works, Inc.	92,645	8,111,996
Ingersoll-Rand plc	61,265	3,829,675
Joy Global, Inc.	23,750	1,462,525
PACCAR, Inc.	84,000	5,277,720
Pall Corp.	26,050	2,224,410
Parker Hannifin Corp.	35,400	4,450,842
Pentair plc	46,808	3,375,793
Snap-on, Inc.	13,750	1,629,650
Stanley Black & Decker, Inc.	36,846	3,235,816
Xylem, Inc.	43,700	1,707,796

		72,122,745

Professional Services (0.2%)
Dun & Bradstreet Corp.	8,956	986,951
Equifax, Inc.	28,900	2,096,406
Nielsen N.V.	67,271	3,256,589
Robert Half International, Inc.	32,500	1,551,550

		7,891,496

Road & Rail (1.0%)
CSX Corp.	238,850	7,358,969
Kansas City Southern	26,140	2,810,311
Norfolk Southern Corp.	73,400	7,562,402
Ryder System, Inc.	12,700	1,118,743
Union Pacific Corp.	215,900	21,536,025

		40,386,450

Trading Companies & Distributors (0.2%)
Fastenal Co.	64,666	3,200,320
W.W. Grainger, Inc.	14,550	3,699,629

		6,899,949

Total Industrials		435,750,525

Information Technology (18.7%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	1,221,200	$30,346,820
F5 Networks, Inc.*	16,100	1,794,184
Harris Corp.	25,334	1,919,050
Juniper Networks, Inc.*	118,790	2,915,107
Motorola Solutions, Inc.	53,524	3,563,093
QUALCOMM, Inc.	400,860	31,748,112

		72,286,366

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	37,466	3,609,474
Corning, Inc.	329,942	7,242,227
FLIR Systems, Inc.	33,357	1,158,489
Jabil Circuit, Inc.	44,430	928,587
TE Connectivity Ltd.	97,220	6,012,085

		18,950,862

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	42,298	2,582,716
eBay, Inc.*	276,200	13,826,572
Facebook, Inc., Class A*	404,941	27,248,480
Google, Inc., Class A*	66,999	39,172,305
Google, Inc., Class C*	66,999	38,543,185
VeriSign, Inc.*	29,800	1,454,538
Yahoo!, Inc.*	222,527	7,817,373

		130,645,169

IT Services (3.3%)
Accenture plc, Class A	151,050	12,210,882
Alliance Data Systems Corp.*	12,600	3,543,750
Automatic Data Processing, Inc.	114,260	9,058,533
Cognizant Technology Solutions Corp., Class A*	144,000	7,043,040
Computer Sciences Corp.	34,500	2,180,400
Fidelity National Information Services, Inc.	68,899	3,771,531
Fiserv, Inc.*	60,300	3,637,296
International Business Machines Corp.	232,067	42,066,785
MasterCard, Inc., Class A	241,900	17,772,393
Paychex, Inc.	76,835	3,193,263
Teradata Corp.*	37,665	1,514,133
Total System Services, Inc.	39,135	1,229,230
Visa, Inc., Class A	120,243	25,336,403
Western Union Co.	129,829	2,251,235
Xerox Corp.	264,016	3,284,359

		138,093,233

Semiconductors & Semiconductor Equipment (2.3%)
Altera Corp.	75,200	2,613,952
Analog Devices, Inc.	74,100	4,006,587
Applied Materials, Inc.	287,050	6,472,977
Avago Technologies Ltd.	56,467	4,069,577
Broadcom Corp., Class A	130,800	4,855,296
First Solar, Inc.*	16,700	1,186,702
Intel Corp.	1,178,680	36,421,212
KLA-Tencor Corp.	39,450	2,865,648
Lam Research Corp.	38,438	2,597,640
Linear Technology Corp.	55,850	2,628,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Microchip Technology, Inc.	47,136	$2,300,708
Micron Technology, Inc.*	251,450	8,285,278
NVIDIA Corp.	131,350	2,435,229
Texas Instruments, Inc.	256,981	12,281,122
Xilinx, Inc.	63,200	2,989,992

		96,010,779

Software (3.5%)
Adobe Systems, Inc.*	110,080	7,965,389
Autodesk, Inc.*	53,780	3,032,116
CA, Inc.	76,395	2,195,592
Citrix Systems, Inc.*	43,500	2,720,925
Electronic Arts, Inc.*	73,330	2,630,347
Intuit, Inc.	67,200	5,411,616
Microsoft Corp.	1,790,673	74,671,064
Oracle Corp.	820,967	33,273,793
Red Hat, Inc.*	44,930	2,483,281
Salesforce.com, Inc.*	133,022	7,725,918
Symantec Corp.	163,900	3,753,310

		145,863,351

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	1,454,426	135,159,808
EMC Corp.	480,180	12,647,941
Hewlett-Packard Co.	449,269	15,131,380
NetApp, Inc.	78,530	2,867,916
SanDisk Corp.	53,480	5,584,916
Seagate Technology plc	77,890	4,425,710
Western Digital Corp.	49,870	4,603,001

		180,420,672

Total Information Technology		782,270,432

Materials (3.5%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	50,150	6,450,293
Airgas, Inc.	15,809	1,721,758
CF Industries Holdings, Inc.	13,145	3,161,767
Dow Chemical Co.	288,151	14,828,250
E.I. du Pont de Nemours & Co.	219,800	14,383,712
Eastman Chemical Co.	36,100	3,153,335
Ecolab, Inc.	64,141	7,141,459
FMC Corp.	31,460	2,239,637
International Flavors & Fragrances, Inc.	19,250	2,007,390
LyondellBasell Industries N.V., Class A	102,377	9,997,114
Monsanto Co.	124,398	15,517,407
Mosaic Co.	80,310	3,971,329
PPG Industries, Inc.	32,850	6,903,428
Praxair, Inc.	69,700	9,258,948
Sherwin-Williams Co.	20,250	4,189,928
Sigma-Aldrich Corp.	28,300	2,871,884

		107,797,639

Construction Materials (0.1%)
Vulcan Materials Co.	30,950	1,973,063

Containers & Packaging (0.2%)
Avery Dennison Corp.	22,750	1,165,938
Ball Corp.	33,250	2,084,110
Bemis Co., Inc.	24,050	977,873

MeadWestvaco Corp.	41,309	$1,828,336
Owens-Illinois, Inc.*	39,032	1,352,068
Sealed Air Corp.	46,434	1,586,650

		8,994,975

Metals & Mining (0.5%)
Alcoa, Inc.	255,398	3,802,876
Allegheny Technologies, Inc.	25,550	1,152,305
Freeport-McMoRan Copper & Gold, Inc.	246,138	8,984,037
Newmont Mining Corp.	117,950	3,000,648
Nucor Corp.	75,400	3,713,450
United States Steel Corp.	34,250	891,870

		21,545,186

Paper & Forest Products (0.1%)
International Paper Co.	103,985	5,248,123

Total Materials		145,558,986

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	1,234,345	43,646,439
CenturyLink, Inc.	136,940	4,957,228
Frontier Communications Corp.	236,880	1,383,379
Verizon Communications, Inc.	981,686	48,033,896
Windstream Holdings, Inc.	141,226	1,406,611

Total Telecommunication Services		99,427,553

Utilities (3.1%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	115,630	6,448,685
Duke Energy Corp.	167,500	12,426,825
Edison International	77,200	4,486,092
Entergy Corp.	42,350	3,476,511
Exelon Corp.	203,170	7,411,642
FirstEnergy Corp.	99,182	3,443,599
NextEra Energy, Inc.	103,200	10,575,936
Northeast Utilities	74,744	3,533,149
Pepco Holdings, Inc.	59,355	1,631,075
Pinnacle West Capital Corp.	26,100	1,509,624
PPL Corp.	149,438	5,309,532
Southern Co.	210,450	9,550,221
Xcel Energy, Inc.	118,095	3,806,202

		73,609,093

Gas Utilities (0.0%)
AGL Resources, Inc.	28,160	1,549,645

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	156,150	2,428,132
NRG Energy, Inc.	77,018	2,865,070

		5,293,202

Multi-Utilities (1.2%)
Ameren Corp.	57,450	2,348,556
CenterPoint Energy, Inc.	101,650	2,596,141
CMS Energy Corp.	63,150	1,967,122
Consolidated Edison, Inc.	69,450	4,010,043
Dominion Resources, Inc.	137,796	9,855,170
DTE Energy Co.	42,000	3,270,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Integrys Energy Group, Inc.	18,924	$1,346,064
NiSource, Inc.	74,409	2,927,250
PG&E Corp.	108,500	5,210,170
Public Service Enterprise Group, Inc.	119,900	4,890,721
SCANA Corp.	33,411	1,797,846
Sempra Energy	53,922	5,646,173
TECO Energy, Inc.	48,550	897,204
Wisconsin Energy Corp.	53,504	2,510,408

		49,273,408

Total Utilities		129,725,348

Total Investments (99.3%) (Cost $2,362,619,492)		4,146,480,340
Other Assets Less Liabilities (0.7%)		30,996,779

Net Assets (100%)		$4,177,477,119

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,820,360.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	267	September-14	$25,938,145	$26,064,540	$126,395

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$492,726,491	$—	$—	$492,726,491
Consumer Staples	394,095,155	—	—	394,095,155
Energy	449,813,566	—	—	449,813,566
Financials	666,306,741	—	—	666,306,741
Health Care	550,805,543	—	—	550,805,543
Industrials	435,750,525	—	—	435,750,525
Information Technology	782,270,432	—	—	782,270,432
Materials	145,558,986	—	—	145,558,986
Telecommunication Services	99,427,553	—	—	99,427,553
Utilities	129,725,348	—	—	129,725,348
Futures	126,395	—	—	126,395

Total Assets	$4,146,606,735	$—	$—	$4,146,606,735

Total Liabilities	$—	$—	$—	$—

Total	$4,146,606,735	$—	$—	$4,146,606,735

(a)	A security with a market value of $3,623,191 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets – Unrealized appreciation	126,395	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$126,395

Liability Derivatives
Interest rate contracts	Payables, Net Assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,568,113	—	—	2,568,113
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,568,113	$—	$—	$2,568,113

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(500,385)	—	—	(500,385)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(500,385)	$—	$—	$(500,385)

^	This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $28,820,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$126,395	(c)	$—	$—	$126,395

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$55,249,710
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$99,963,572

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,922,551,690
Aggregate gross unrealized depreciation	(177,327,979)

Net unrealized appreciation	$1,745,223,711

Federal income tax cost of investments	$2,401,256,629

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $2,362,619,492)	$4,146,480,340
Cash	33,244,465
Dividends, interest and other receivables	4,402,926
Receivable from Separate Accounts for Trust shares sold	1,667,358
Due from broker for futures variation margin	7,231
Other assets	42,554

Total assets	4,185,844,874

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	3,063,859
Payable for securities purchased	3,031,715
Investment management fees payable	852,125
Distribution fees payable – Class IB	481,565
Administrative fees payable	361,024
Distribution fees payable – Class IA	320,584
Trustees’ fees payable	10,852
Accrued expenses	246,031

Total liabilities	8,367,755

NET ASSETS	$4,177,477,119

Net assets were comprised of:
Paid in capital	$2,368,750,668
Accumulated undistributed net investment income (loss)	30,665,087
Accumulated undistributed net realized gain (loss) on investments and futures	(5,925,879)
Net unrealized appreciation (depreciation) on investments and futures	1,783,987,243

Net assets	$4,177,477,119

Class IA
Net asset value, offering and redemption price per share, $1,570,508,755 / 45,660,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.40

Class IB
Net asset value, offering and redemption price per share, $2,357,211,906 / 68,854,325 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.23

Class K
Net asset value, offering and redemption price per share, $249,756,458 / 7,252,441 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.44

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,316 foreign withholding tax)	$40,684,040
Interest	14,277

Total income	40,698,317

EXPENSES
Investment management fees	4,947,412
Distribution fees – Class IB	2,805,477
Administrative fees	2,022,200
Distribution fees – Class IA	1,864,601
Printing and mailing expenses	201,529
Professional fees	59,274
Trustees’ fees	53,649
Custodian fees	38,563
Miscellaneous	42,773

Total expenses	12,035,478

NET INVESTMENT INCOME (LOSS)	28,662,839

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	30,040,035
Futures	2,568,113

Net realized gain (loss)	32,608,148

Change in unrealized appreciation (depreciation) on:
Investments	205,558,923
Futures	(500,385)

Net change in unrealized appreciation (depreciation)	205,058,538

NET REALIZED AND UNREALIZED GAIN (LOSS)	237,666,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$266,329,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,662,839	$54,279,111
Net realized gain (loss) on investments and futures	32,608,148	14,475,375
Net change in unrealized appreciation (depreciation) on investments and futures	205,058,538	903,883,614

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	266,329,525	972,638,100

DIVIDENDS:
Dividends from net investment income
Class IA	—	(20,043,005)
Class IB	—	(30,399,156)
Class K	—	(3,338,468)

TOTAL DIVIDENDS	—	(53,780,629)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,371,422 and 2,957,185 shares, respectively ]	44,638,901	84,425,558
Capital shares issued in reinvestment of dividends [ 0 and 635,611 shares, respectively ]	—	20,043,005
Capital shares repurchased [ (2,271,093) and (5,387,865) shares, respectively ]	(73,930,958)	(155,044,443)

Total Class IA transactions	(29,292,057)	(50,575,880)

Class IB
Capital shares sold [ 2,966,230 and 11,481,258 shares, respectively ]	96,393,193	325,012,319
Capital shares issued in reinvestment of dividends [ 0 and 968,569 shares, respectively ]	—	30,399,156
Capital shares repurchased [ (5,140,120) and (10,458,643) shares, respectively ]	(166,025,493)	(302,589,034)

Total Class IB transactions	(69,632,300)	52,822,441

Class K
Capital shares sold [ 1,085,068 and 1,006,331 shares, respectively ]	35,489,364	28,846,559
Capital shares issued in reinvestment of dividends [ 0 and 105,883 shares, respectively ]	—	3,338,468
Capital shares repurchased [ (444,905) and (1,862,083) shares, respectively ]	(14,600,339)	(53,174,241)

Total Class K transactions	20,889,025	(20,989,214)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(78,035,332)	(18,742,653)

TOTAL INCREASE (DECREASE) IN NET ASSETS	188,294,193	900,114,818
NET ASSETS:
Beginning of period	3,989,182,926	3,089,068,108

End of period (a)	$4,177,477,119	$3,989,182,926

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$30,665,087	$2,002,248

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$32.21	$24.83	$21.92	$21.94	$19.44	$15.76

Income (loss) from investment operations:
Net investment income (loss)	0.23 (e)	0.43 (e)	0.41 (e)	0.38 (e)	0.34 (e)	0.37 (e)
Net realized and unrealized gain (loss) on investments and futures	1.96	7.38	2.93	(0.01)†	2.51	3.74

Total from investment operations	2.19	7.81	3.34	0.37	2.85	4.11

Less distributions:
Dividends from net investment income	—	(0.43)	(0.42)	(0.39)	(0.35)	(0.38)
Distributions from net realized gains	—	—	(0.01)	—	—	(0.05)

Total dividends and distributions	—	(0.43)	(0.43)	(0.39)	(0.35)	(0.43)

Net asset value, end of period	$34.40	$32.21	$24.83	$21.92	$21.94	$19.44

Total return (b)	6.80%	31.51%	15.24%	1.76%	14.66%	26.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,570,509	$1,499,464	$1,200,443	$1,096,867	$1,354,694	$1,256,337
Ratio of expenses to average net assets (a)	0.62%	0.62%	0.63%	0.37%	0.37%	0.39%
Ratio of net investment income (loss) to average net assets (a)	1.43%	1.50%	1.70%	1.71%	1.70%	2.23%
Portfolio turnover rate (z)	1%	5%	5%	3%	5%	9%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$32.05	$24.71	$21.81	$21.83	$19.34	$15.68

Income (loss) from investment operations:
Net investment income (loss)	0.23 (e)	0.43 (e)	0.41 (e)	0.33 (e)	0.29 (e)	0.33 (e)
Net realized and unrealized gain (loss) on investments and futures	1.95	7.34	2.92	(0.01)†	2.49	3.71

Total from investment operations	2.18	7.77	3.33	0.32	2.78	4.04

Less distributions:
Dividends from net investment income	—	(0.43)	(0.42)	(0.34)	(0.29)	(0.33)
Distributions from net realized gains	—	—	(0.01)	—	—	(0.05)

Total dividends and distributions	—	(0.43)	(0.43)	(0.34)	(0.29)	(0.38)

Net asset value, end of period	$34.23	$32.05	$24.71	$21.81	$21.83	$19.34

Total return (b)	6.80%	31.49%	15.26%	1.50%	14.39%	25.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,357,212	$2,276,774	$1,705,859	$1,527,357	$1,634,200	$1,507,813
Ratio of expenses to average net assets (a)	0.62%	0.62%	0.63%	0.62%	0.62%	0.64%
Ratio of net investment income (loss) to average net assets (a)	1.43%	1.50%	1.70%	1.47%	1.45%	1.98%
Portfolio turnover rate (z)	1%	5%	5%	3%	5%	9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$32.20	$24.83	$21.92	$20.44

Income (loss) from investment operations:
Net investment income (loss)	0.27 (e)	0.50 (e)	0.47 (e)	0.15 (e)
Net realized and unrealized gain (loss) on investments and futures	1.97	7.39	2.94	1.72

Total from investment operations	2.24	7.89	3.41	1.87

Less distributions:
Dividends from net investment income	—	(0.52)	(0.49)	(0.39)
Distributions from net realized gains	—	—	(0.01)	—

Total dividends and distributions	—	(0.52)	(0.50)	(0.39)

Net asset value, end of period	$34.44	$32.20	$24.83	$21.92

Total return (b)	6.96%	31.80%	15.54%	9.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$249,756	$212,945	$182,765	$155,594
Ratio of expenses to average net assets (a)	0.37%	0.37%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets (a)	1.69%	1.75%	1.95%	1.99%
Portfolio turnover rate (z)	1%	5%	5%	3%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Consumer Discretionary	16.9%
Information Technology	11.6
Consumer Staples	11.3
Financials	10.2
Health Care	7.5
Utilities	7.1
Telecommunication Services	5.2
Industrials	4.4
Energy	2.7
Materials	2.5
Cash and Other	20.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,026.40	$6.58
Hypothetical (5% average return before expenses)	1,000.00	1,018.30	6.55
Class IB
Actual	1,000.00	1,027.30	6.58
Hypothetical (5% average return before expenses)	1,000.00	1,018.30	6.55
Class K
Actual	1,000.00	1,027.80	5.33
Hypothetical (5% average return before expenses)	1,000.00	1,019.54	5.31

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.31%, 1.31% and 1.06%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Auto Components (1.4%)
Cobra Automotive Technologies S.p.A*	75,000	$152,403
Cooper Tire & Rubber Co.	125,000	3,750,000

		3,902,403

Diversified Consumer Services (0.0%)
Ascent Capital Group, Inc., Class A*	1,000	66,010
Corinthian Colleges, Inc.*	41,000	12,128

		78,138

Hotels, Restaurants & Leisure (0.5%)
Dover Motorsports, Inc.	80,216	231,824
International Game Technology	25,000	397,750
MTR Gaming Group, Inc.*	94,000	502,900
Orient-Express Hotels Ltd.*	20,000	290,800

		1,423,274

Household Durables (0.5%)
Blyth, Inc.	12,000	93,360
Nobility Homes, Inc.*	8,000	88,960
Sony Corp. (ADR)	70,000	1,173,900

		1,356,220

Media (11.0%)
ACME Communications, Inc.*	38,000	1,520
AMC Networks, Inc., Class A*	10,000	614,900
Beasley Broadcasting Group, Inc., Class A	48,102	305,448
British Sky Broadcasting Group plc	65,000	1,005,618
Cablevision Systems Corp. – New York Group, Class A	96,000	1,694,400
Clear Channel Outdoor Holdings, Inc., Class A	250,000	2,045,000
Crown Media Holdings, Inc., Class A*	50,000	181,500
Digital Cinema Destinations Corp.*	5,000	30,050
DIRECTV*	70,000	5,950,700
DISH Network Corp., Class A*	1,000	65,080
Interpublic Group of Cos., Inc.	135,000	2,633,850
Journal Communications, Inc., Class A*	65,000	576,550
Liberty Global plc*	6,000	253,860
Liberty Global plc, Class A*	2,000	88,440
Liberty Media Corp.*	1,000	136,680
LIN Media LLC, Class A*	250,000	6,812,500
Loral Space & Communications, Inc.*	4,000	290,760
Media General, Inc.*	85,000	1,745,050
PubliGroupe AG (Registered)	500	119,531
Salem Communications Corp., Class A	23,000	217,580
Telenet Group Holding N.V.*	80,000	4,559,221
Time Warner Cable, Inc.	19,000	2,798,700

		32,126,938

Specialty Retail (3.5%)
Best Buy Co., Inc.	3,000	$93,030
Pep Boys-Manny, Moe & Jack*	120,649	1,382,638
Zale Corp.*†(b)	420,000	8,820,000

		10,295,668

Total Consumer Discretionary		49,182,641

Consumer Staples (11.3%)
Food & Staples Retailing (5.8%)
Safeway, Inc.	260,000	8,928,400
Susser Holdings Corp.*	100,000	8,072,000

		17,000,400

Food Products (5.1%)
GrainCorp Ltd., Class A	55,000	435,643
Hillshire Brands Co.	150,075	9,349,673
Parmalat S.p.A.	820,000	2,804,819
Pinnacle Foods, Inc.	5,000	164,500
Post Holdings, Inc.*	10,000	509,100
Tootsie Roll Industries, Inc.	45,050	1,326,272
Warrnambool Cheese & Butter Factory Co. Holding Ltd.	20,000	148,043

		14,738,050

Personal Products (0.4%)
Avon Products, Inc.	80,000	1,168,800

Total Consumer Staples		32,907,250

Energy (2.7%)
Energy Equipment & Services (0.1%)
Cameron International Corp.*	2,000	135,420
Rowan Cos., plc, Class A	3,000	95,790

		231,210

Oil, Gas & Consumable Fuels (2.6%)
Alvopetro Energy Ltd.*	350,000	396,889
Anadarko Petroleum Corp.	2,000	218,940
Atlas Resource Partners LP	1	20
Caracal Energy, Inc.*	220,000	2,063,264
Dragon Oil plc	60,000	629,966
Equal Energy Ltd.	5,000	27,100
Gulf Coast Ultra Deep Royalty Trust*	400,000	1,172,000
Heritage Oil plc*†	540,000	2,957,299
WesternZagros Resources Ltd.*	40,000	44,609

		7,510,087

Total Energy		7,741,297

Financials (10.2%)
Banks (0.9%)
First Niagara Financial Group, Inc.	75,000	655,500
Flushing Financial Corp.	54,900	1,128,195
Sterling Bancorp/Delaware	68,211	818,532

		2,602,227

Capital Markets (0.3%)
BKF Capital Group, Inc.*	12,000	16,920
Legg Mason, Inc.	5,000	256,550
SWS Group, Inc.*	80,000	582,400

		855,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.1%)
American Express Co.	4,000	$379,480

Diversified Financial Services (1.2%)
Investment AB Kinnevik, Class B	12,000	511,498
Pohjola Bank plc, Class A	138,000	3,004,518

		3,516,016

Insurance (3.9%)
Aspen Insurance Holdings Ltd.	1,000	45,420
National Interstate Corp.	94,000	2,633,880
Protective Life Corp.	126,000	8,735,580
Tower Group International Ltd.	500	900

		11,415,780

Real Estate Investment Trusts (REITs) (3.3%)
American Realty Capital Healthcare Trust, Inc. (REIT)	530,000	5,771,700
Ryman Hospitality Properties, Inc. (REIT)	79,000	3,803,850

		9,575,550

Thrifts & Mortgage Finance (0.5%)
Hudson City Bancorp, Inc.	150,000	1,474,500
TF Financial Corp.	500	21,240

		1,495,740

Total Financials		29,840,663

Health Care (7.5%)
Biotechnology (0.8%)
Chelsea Therapeutics International Ltd.*†(b)	12,000	960
Grifols S.A. (ADR)	23,968	1,055,790
Idenix Pharmaceuticals, Inc.*	55,000	1,325,500
QLT, Inc.*	1,000	6,180
Q-Med AB (Preference) (b)*†	263,700	—
Trius Therapeutics, Inc. (b)*	200,000	26,000

		2,414,430

Health Care Equipment & Supplies (1.7%)
American Medical Alert Corp. (b)*†	140,898	1,409
Covidien plc	24,000	2,164,320
Exactech, Inc.*	10,000	252,300
ICU Medical, Inc.*	15,000	912,150
Medical Action Industries, Inc.*	100,000	1,373,000
Smith & Nephew plc (ADR)	3,000	267,840

		4,971,019

Health Care Providers & Services (0.1%)
Chemed Corp.	2,000	187,440
Gentiva Health Services, Inc.*	1,000	15,060

		202,500

Life Sciences Tools & Services (2.2%)
Furiex Pharmaceuticals, Inc.*	40,000	4,247,200
Illumina, Inc.*	5,300	946,262
Nordion, Inc.*	80,000	1,004,800
WuXi PharmaTech Cayman, Inc. (ADR)*	9,000	295,740

		6,494,002

Pharmaceuticals (2.7%)
Adolor Corp. (b)*†	40,000	$20,800
Allergan, Inc.	5,400	913,788
AstraZeneca plc (ADR)	27,000	2,006,370
Forest Laboratories, Inc.*	46,000	4,554,000
Omthera Pharmaceuticals, Inc. (b)*†	100	60
Questcor Pharmaceuticals, Inc.	1,000	92,490
Shire plc (ADR)	200	47,098
Teva Pharmaceutical Industries Ltd.*†(b)	250,000	132,500

		7,767,106

Total Health Care		21,849,057

Industrials (4.4%)
Aerospace & Defense (0.0%)
Exelis, Inc.	10,000	169,800

Air Freight & Logistics (0.3%)
Park-Ohio Holdings Corp.	2,900	168,519
TNT Express N.V.	90,359	817,846

		986,365

Building Products (0.3%)
Fortune Brands Home & Security, Inc.	18,000	718,740
Griffon Corp.	10,000	124,000

		842,740

Commercial Services & Supplies (0.0%)
Schawk, Inc.	1,000	20,360

Construction & Engineering (1.2%)
Foster Wheeler AG	7,000	238,490
Kentz Corp. Ltd.	200,000	3,169,513

		3,408,003

Machinery (1.7%)
CIRCOR International, Inc.	6,000	462,780
ITT Corp.	2,000	96,200
Navistar International Corp.*	65,000	2,436,200
Tennant Co.	4,000	305,280
Xylem, Inc.	41,000	1,602,280

		4,902,740

Professional Services (0.1%)
Cision AB*(b)	24,000	218,213

Road & Rail (0.5%)
Hertz Global Holdings, Inc.*	53,000	1,485,590

Trading Companies & Distributors (0.3%)
Kaman Corp.	20,000	854,600

Total Industrials		12,888,411

Information Technology (11.6%)
Communications Equipment (0.3%)
Riverbed Technology, Inc.*	41,000	845,830

Electronic Equipment, Instruments & Components (3.7%)
Aeroflex Holding Corp.*	200,000	2,100,000
Gerber Scientific, Inc. (Escrow Shares) (b)*†	320,000	—
Measurement Specialties, Inc.*	100,000	8,607,000

		10,707,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (0.0%)
OpenTable, Inc.*	1,000	$103,600

IT Services (0.4%)
Blackhawk Network Holdings, Inc., Class B*	40,058	1,075,557
Bull*	500	3,375

		1,078,932

Semiconductors & Semiconductor Equipment (4.2%)
Hittite Microwave Corp.	107,000	8,340,650
Lam Research Corp.	20,000	1,351,600
PLX Technology, Inc.*	350,000	2,264,500
RDA Microelectronics, Inc. (ADR)	2,000	34,220
Wolfson Microelectronics plc*	85,000	336,761

		12,327,731

Software (2.4%)
Giant Interactive Group, Inc. (ADR)	1,000	11,840
MICROS Systems, Inc.*	100,000	6,790,000
ReadSoft AB, Class B	25,000	165,755

		6,967,595

Technology Hardware, Storage & Peripherals (0.6%)
Diebold, Inc.	12,000	482,040
Fusion-io, Inc.*	120,000	1,356,000

		1,838,040

Total Information Technology		33,868,728

Materials (2.5%)
Chemicals (0.9%)
Chemtura Corp.*	42,000	1,097,460
Ferro Corp.*	10,000	125,600
International Flavors & Fragrances, Inc.	10,000	1,042,800
PetroLogistics LP	25,000	359,000

		2,624,860

Construction Materials (0.5%)
Vulcan Materials Co.	23,000	1,466,250

Containers & Packaging (0.4%)
Greif, Inc., Class A	1,500	81,840
Myers Industries, Inc.	48,000	964,320

		1,046,160

Metals & Mining (0.6%)
Agnico Eagle Mines Ltd.	14,528	556,313
Augusta Resource Corp.*	5,000	15,791
AuRico Gold, Inc.	50,000	213,000
Camino Minerals Corp.*(b)	400	30
Chaparral Gold Corp.*	1,000	487
Lumina Copper Corp.*	5,000	46,249
Osisko Gold Royalties Ltd.*	20,000	300,830
Pan American Silver Corp.	29,000	444,628
Papillon Resources Ltd.*	500	891
Yamana Gold, Inc.	30,002	246,865

		1,825,084

Paper & Forest Products (0.1%)
Ainsworth Lumber Co. Ltd.*	125,000	$324,493

Total Materials		7,286,847

Telecommunication Services (5.2%)
Diversified Telecommunication Services (2.2%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	246,148
Cbeyond, Inc.*	250,785	2,495,311
Cincinnati Bell, Inc.*	300,000	1,179,000
Koninklijke KPN N.V.*	100,000	364,371
tw telecom, Inc.*	2,000	80,620
Ziggo N.V.	47,000	2,173,339

		6,538,789

Wireless Telecommunication Services (3.0%)
Leap Wireless International, Inc.(b)*	430,000	1,083,600
Millicom International Cellular S.A.	23,000	2,107,030
NII Holdings, Inc.*	220,000	121,000
Telephone & Data Systems, Inc.	20,000	522,200
T-Mobile US, Inc.*	70,000	2,353,400
U.S. Cellular Corp.*	60,000	2,448,000

		8,635,230

Total Telecommunication Services		15,174,019

Utilities (7.1%)
Electric Utilities (3.4%)
Cleco Corp.	2,000	117,900
Pepco Holdings, Inc.	85,000	2,335,800
PNM Resources, Inc.	22,000	645,260
UNS Energy Corp.	110,000	6,645,100

		9,744,060

Gas Utilities (1.2%)
National Fuel Gas Co.	46,000	3,601,800

Multi-Utilities (0.2%)
GDF Suez S.A. (b)*†	3,801	—
Integrys Energy Group, Inc.	9,000	640,170

		640,170

Water Utilities (2.3%)
Severn Trent plc	200,000	6,612,850

Total Utilities		20,598,880

Total Common Stocks (79.4%) (Cost $209,930,661)		231,337,793

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	10,000	1,159

Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	7,000	10,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Rights	Value (Note 1)
Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49 (b)*†	10,000	$—
Sanofi S.A., expiring 12/31/20*	150,000	75,000

Total Health Care		86,589

Total Rights (0.0%) (Cost $353,100)		86,589

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17* (Cost $—)	20,000	55,600

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (17.2%)
U.S. Treasury Bills 0.02%, 8/14/14(p)	$50,000,000	$49,998,491

Total Government Securities		49,998,491

Total Short-Term Investments (17.2%) (Cost $49,998,931)		49,998,491

Total Investments (96.6%) (Cost $260,282,692)		281,478,473
Other Assets Less Liabilities (3.4%)		9,791,449

Net Assets (100%)		$291,269,922

*	Non-income producing.
†	Securities (totaling $11,933,028 or 4.1% of net assets) at fair value by management.
(b)	Illiquid Security.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$34,435,388	$5,927,253	$8,820,000	$49,182,641
Consumer Staples	29,518,745	3,388,505	—	32,907,250
Energy	2,090,768	2,693,230	2,957,299	7,741,297
Financials	26,307,727	3,532,936	—	29,840,663
Health Care	21,667,328	26,000	155,729	21,849,057
Industrials	8,682,839	4,205,572	—	12,888,411
Information Technology	33,362,837	505,891	—	33,868,728
Materials	7,285,956	891	—	7,286,847
Telecommunication Services	11,306,561	3,867,458	—	15,174,019
Utilities	13,986,030	6,612,850	—	20,598,880
Rights
Health Care	86,589	—	—	86,589
Short-Term Investments	—	49,998,491	—	49,998,491

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrants
Energy	$55,600	$—	$—	$55,600

Total Assets	$188,786,368	$80,759,077	$11,933,028	$281,478,473

Total Liabilities	$—	$—	$—	$—

Total	$188,786,368	$80,759,077	$11,933,028	$281,478,473

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Energy	Investments in Common Stocks- Health Care	Investments in Common Stocks- Information Technology	Investments in Common Stocks- Utilities

Balance as of 12/31/13	$—	$—	$22,269	$—	$—
Total gains or losses (realized/unrealized) included in earnings	21,610	87,212	133,460	—	—
Purchases	8,798,390	2,870,087	—	—	—
Sales	—	—	—	—	—
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 06/30/2014	$8,820,000	$2,957,299	$155,729	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 06/30/2014.	$21,610	$87,212	$133,460	$—	$—

Investment Type	Fair Value at 6/30/2014	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Investments in Common Stocks – Consumer Discretionary	$8,820,000	Acquisition Terms	Lack of marketability	Not Applicable
Investments in Common Stocks – Energy	$2,957,299	Acquisition Terms	Lack of marketability	Not Applicable
Investments in Common Stocks – Health Care	$155,729	Intrinsic Value	Intrinsic Calculation	Not Applicable
Investments in Common Stocks – Information Technology	$—	Intrinsic Value	Intrinsic Calculation	Not Applicable

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Fair Value at 6/30/2014	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Investments in Common Stocks – Utilities	$—	Intrinsic Value	Intrinsic Calculation	Not Applicable
Investments in Rights – Health Care	—	Intrinsic Value	Intrinsic Calculation	Not Applicable

$11,933,028

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Values of Derivative Instruments as of June 30, 2014:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2,472	—	2,472
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$2,472	$—	$2,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

^ The Portfolio held forward foreign currency contracts as hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $0 during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$283,249,357
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$249,048,207

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,007,662
Aggregate gross unrealized depreciation	(4,907,276)

Net unrealized appreciation	$20,100,386

Federal income tax cost of investments	$261,378,087

For the six months ended June 30, 2014, the Portfolio incurred approximately $89,329 as brokerage commissions with Gabelli & Co., Inc. and $2,880 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $260,282,692)	$281,478,473
Cash	41,545,688
Foreign cash (Cost $15)	15
Dividends, interest and other receivables	456,173
Receivable for securities sold	232,960
Receivable from Separate Accounts for Trust shares sold	103,926
Other assets	2,944

Total assets	323,820,179

LIABILITIES
Payable for securities purchased	32,086,533
Investment management fees payable	214,056
Payable to Separate Accounts for Trust shares redeemed	116,083
Distribution fees payable – Class IB	53,038
Administrative fees payable	38,994
Distribution fees payable – Class IA	2,515
Trustees’ fees payable	889
Accrued expenses	38,149

Total liabilities	32,550,257

NET ASSETS	$291,269,922

Net assets were comprised of:
Paid in capital	$264,060,555
Accumulated undistributed net investment income (loss)	(29,105)
Accumulated undistributed net realized gain
(loss) on investments and foreign currency transactions	6,036,695
Net unrealized appreciation (depreciation) on investments and foreign currency translations	21,201,777

Net assets	$291,269,922

Class IA
Net asset value, offering and redemption price per share, $12,348,375 / 907,645 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.60

Class IB
Net asset value, offering and redemption price per share, $259,591,012 / 19,161,885 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.55

Class K
Net asset value, offering and redemption price per share, $19,330,535 / 1,415,258 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $68,194 foreign withholding tax)	$1,794,180
Interest	30,859

Total income	1,825,039

EXPENSES
Investment management fees	1,283,967
Distribution fees – Class IB	319,699
Administrative fees	159,538
Custodian fees	21,202
Professional fees	18,195
Printing and mailing expenses	14,697
Distribution fees – Class IA	14,414
Trustees’ fees	3,920
Miscellaneous	10,191

Total expenses	1,845,823

NET INVESTMENT INCOME (LOSS)	(20,784)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	6,184,512
Foreign currency transactions	(63,969)

Net realized gain (loss)	6,120,543

Change in unrealized appreciation (depreciation) on:
Investments	1,533,549
Foreign currency translations	(4,948)

Net change in unrealized appreciation (depreciation)	1,528,601

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,649,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,628,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(20,784)	$193,220
Net realized gain (loss) on investments and foreign currency transactions	6,120,543	13,173,495
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,528,601	15,320,130

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,628,360	28,686,845

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(10,625)
Class IB	—	(245,520)
Class K	—	(55,140)

	—	(311,285)

Distributions from net realized capital gains
Class IA	—	(499,291)
Class IB	—	(12,645,835)
Class K	—	(785,270)

	—	(13,930,396)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(14,241,681)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 192,794 and 340,304 shares, respectively ]	2,565,807	4,500,656
Capital shares issued in reinvestment of dividends and distributions [ 0 and 38,797 shares, respectively ]	—	509,916
Capital shares repurchased [ (95,804) and (136,482) shares, respectively ]	(1,279,278)	(1,798,813)

Total Class IA transactions	1,286,529	3,211,759

Class IB
Capital shares sold [ 1,172,306 and 3,772,911 shares, respectively ]	15,538,699	49,551,195
Capital shares issued in reinvestment of dividends and distributions [ 0 and 984,889 shares, respectively ]	—	12,891,355
Capital shares repurchased [ (1,811,079) and (4,040,132) shares, respectively ]	(24,008,059)	(53,199,381)

Total Class IB transactions	(8,469,360)	9,243,169

Class K
Capital shares sold [ 185,496 and 832,453 shares, respectively ]	2,481,517	11,123,145
Capital shares issued in reinvestment of dividends and distributions [ 0 and 63,753 shares, respectively ]	—	840,410
Capital shares repurchased [ (77,182) and (490,906) shares, respectively ]	(1,030,065)	(6,672,389)

Total Class K transactions	1,451,452	5,291,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,731,379)	17,746,094

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,896,981	32,191,258
NET ASSETS:
Beginning of period	289,372,941	257,181,683

End of period (a)	$291,269,922	$289,372,941

a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(29,105)	$(8,321)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IA			2013		2012		2011		2010		2009
Net asset value, beginning of period	$13.25		$12.56		$12.20		$12.51		$11.68		$10.04

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	—	###(e)	(0.01	)(e)	0.08	(e)	(0.05	)(e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.35		1.36		0.65		0.12		1.20		1.72

Total from investment operations	0.35		1.36		0.64		0.20		1.15		1.70

Less distributions:
Dividends from net investment income	—		(0.01)		—		(0.05)		—		—
Distributions from net realized gains	—		(0.66)		(0.28)		(0.46)		(0.32)		(0.06)

Total dividends and distributions	—		(0.67)		(0.28)		(0.51)		(0.32)		(0.06)

Net asset value, end of period	$13.60		$13.25		$12.56		$12.20		$12.51		$11.68

Total return (b)	2.64%		10.93%		5.27%		1.67%		9.83%		16.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,348		$10,742		$7,134		$6,088		$13,619		$8,991
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.31%		1.30%		1.31%		1.05%		1.02%		1.06%
Before fees paid indirectly (a)	1.31%		1.32%		1.32%		1.06	%(c)	1.05%		1.08%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.01%		0.03	%(aa)	(0.04)%		0.63%		(0.43)%		(0.23)%
Before fees paid indirectly (a)	0.01%		0.02	%(aa)	(0.05)%		0.62%		(0.45)%		(0.24)%
Portfolio turnover rate (z)	132%		272%		285%		268%		326%		206%
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IB			2013		2012		2011		2010		2009
Net asset value, beginning of period	$13.19		$12.51		$12.15		$12.46		$11.66		$10.05

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.01	##(e)	(0.01	)(e)	0.03	(e)	(0.08	)(e)	(0.05	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.36		1.34		0.65		0.14		1.20		1.72

Total from investment operations	0.36		1.35		0.64		0.17		1.12		1.67

Less distributions:
Dividends from net investment income	—		(0.01)		—		(0.02)		—		—
Distributions from net realized gains	—		(0.66)		(0.28)		(0.46)		(0.32)		(0.06)

Total dividends and distributions	—		(0.67)		(0.28)		(0.48)		(0.32)		(0.06)

Net asset value, end of period	$13.55		$13.19		$12.51		$12.15		$12.46		$11.66

Total return (b)	2.73%		10.89%		5.29%		1.41%		9.59%		16.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,591		$261,266		$238,695		$246,611		$221,495		$171,255
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.31%		1.30%		1.31%		1.30%		1.28%		1.31%
Before fees paid indirectly (a)	1.31%		1.32%		1.32%		1.31%		1.30%		1.33%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.03)%		0.06	%(bb)	(0.06)%		0.21%		(0.69)%		(0.46)%
Before fees paid indirectly (a)	(0.03)%		0.05	%(bb)	(0.07)%		0.20%		(0.71)%		(0.48)%
Portfolio turnover rate (z)	132%		272%		285%		268%		326%		206%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2013		2012
Net asset value, beginning of period	$13.29	$12.59		$12.20	$12.48

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.04	##(e)	0.02 (e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.35	1.37		0.65	0.20

Total from investment operations	0.37	1.41		0.67	0.19

Less distributions:
Dividends from net investment income	—	(0.05)		—	(0.05)
Distributions from net realized gains	—	(0.66)		(0.28)	(0.42)

Total dividends and distributions	—	(0.71)		(0.28)	(0.47)

Net asset value, end of period	$13.66	$13.29		$12.59	$12.20

Total return (b)	2.78%	11.26%		5.52%	1.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,331	$17,365		$11,353	$10,977
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.06%	1.05%		1.06%	1.05%
Before fees paid indirectly (a)	1.06%	1.07%		1.07%	1.06%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.25%	0.27	%(cc)	0.19%	(0.28)%
Before fees paid indirectly (a)	0.25%	0.26	%(cc)	0.18%	(0.29)%
Portfolio turnover rate (z)	132%	272%		285%	268%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $(0.07), $(0.06) and $(0.03) for Class IA, Class IB and K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.51)% for income after fees paid indirectly and (0.52)% before fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.48)% for income after fees paid indirectly and (0.49)% before fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be (0.27)% for income after fees paid indirectly and (0.28)% before fees paid indirectly.

See Notes to Financial Statements.

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Industrials	27.9%
Consumer Discretionary	25.5
Materials	9.2
Utilities	7.0
Information Technology	6.8
Consumer Staples	6.4
Financials	5.9
Health Care	5.0
Energy	3.1
Telecommunication Services	1.6
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,037.20	$5.46
Hypothetical (5% average return before expenses)	1,000.00	1,019.43	5.41
Class IB
Actual	1,000.00	1,037.10	5.46
Hypothetical (5% average return before expenses)	1,000.00	1,019.43	5.41
Class K
Actual	1,000.00	1,038.40	4.20
Hypothetical (5% average return before expenses)	1,000.00	1,020.67	4.16

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.08%, 1.08% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.5%)
Auto Components (5.5%)
BorgWarner, Inc.	270,000	$17,601,300
Brembo S.p.A.	415,000	15,149,798
Cooper Tire & Rubber Co.	170,000	5,100,000
Dana Holding Corp.	930,000	22,710,600
Federal-Mogul Holdings Corp.*	1,550,000	31,356,500
Gentex Corp.	130,000	3,781,700
Modine Manufacturing Co.*	620,058	9,759,713
SORL Auto Parts, Inc.*	100,096	301,289
Spartan Motors, Inc.	290,000	1,316,600
Standard Motor Products, Inc.	189,000	8,442,630
Stoneridge, Inc.*	320,000	3,430,400
Strattec Security Corp.	142,299	9,176,863
Superior Industries International, Inc.	730,035	15,053,322
Tenneco, Inc.*	465,000	30,550,500

		173,731,215

Automobiles (0.1%)
Thor Industries, Inc.	4,000	227,480
Winnebago Industries, Inc.*	100,000	2,518,000

		2,745,480

Diversified Consumer Services (0.4%)
Ascent Capital Group, Inc., Class A*	102,000	6,733,020
Cambium Learning Group, Inc.*	200,000	436,000
Corinthian Colleges, Inc.*	600,000	177,480
Matthews International Corp., Class A	22,000	914,540
Universal Technical Institute, Inc.	422,000	5,123,080

		13,384,120

Hotels, Restaurants & Leisure (5.4%)
Biglari Holdings, Inc.*	43,400	18,356,898
Boyd Gaming Corp.*	1,400,000	16,982,000
Canterbury Park Holding Corp.*‡	260,049	2,616,093
Cheesecake Factory, Inc.	574,228	26,655,664
Churchill Downs, Inc.	385,500	34,737,405
Cracker Barrel Old Country Store, Inc.	7,887	785,309
Denny’s Corp.*	420,000	2,738,400
Dover Downs Gaming & Entertainment, Inc.*	100,000	137,000
Dover Motorsports, Inc.	600,000	1,734,000
Dunkin’ Brands Group, Inc.	2,500	114,525
International Speedway Corp., Class A	110,000	3,660,800
Krispy Kreme Doughnuts, Inc.*	240,000	3,835,200
Lakes Entertainment, Inc.*	65,000	306,150
Las Vegas Sands Corp.	220,000	16,768,400
Marcus Corp.	648,014	11,826,255
Morgans Hotel Group Co.*	220,000	1,744,600
Multimedia Games Holding Co., Inc.*	35,000	1,037,400
Nathan’s Famous, Inc.*	150,000	8,128,500
Orient-Express Hotels Ltd.*	338,000	4,914,520
Penn National Gaming, Inc.*	41,000	497,740
Pinnacle Entertainment, Inc.*	490,000	$12,338,200
Speedway Motorsports, Inc.	54,000	985,500
Wendy’s Co.	113,000	963,890

		171,864,449

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	201,037	2,645,647
Blyth, Inc.	122,000	949,160
Cavco Industries, Inc.*	155,000	13,221,500
Ethan Allen Interiors, Inc.	150,000	3,711,000
Harman International Industries, Inc.	106,000	11,387,580
La-Z-Boy, Inc.	420,000	9,731,400
Lennar Corp., Class A	10,000	419,800
Lennar Corp., Class B	65,000	2,309,450
Nobility Homes, Inc.*	95,954	1,067,008
Skyline Corp.*	217,000	891,870

		46,334,415

Internet & Catalog Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	720,000	4,176,000
Liberty Ventures*	24,000	1,771,200
Nutrisystem, Inc.	70,000	1,197,700

		7,144,900

Leisure Products (0.3%)
Brunswick Corp.	60,000	2,527,800
Marine Products Corp.	438,214	3,637,176
Polaris Industries, Inc.	1,500	195,360
Universal Entertainment Corp.	80,000	1,419,081

		7,779,417

Media (6.1%)
ACME Communications, Inc.*	305,000	12,200
AMC Networks, Inc., Class A*	78,000	4,796,220
Beasley Broadcasting Group, Inc., Class A‡	545,047	3,461,049
Cablevision Systems Corp. – New York Group, Class A	310,000	5,471,500
Carmike Cinemas, Inc.*	66,000	2,318,580
Clear Channel Outdoor Holdings, Inc., Class A	280,071	2,290,981
Crown Media Holdings, Inc., Class A*	400,000	1,452,000
Cumulus Media, Inc., Class A*	5	33
Discovery Communications, Inc., Class A*	11,000	817,080
Discovery Communications, Inc., Class C*	11,000	798,490
DISH Network Corp., Class A*	15,000	976,200
Emmis Communications Corp., Class A*	90,000	269,100
EW Scripps Co., Class A*	360,000	7,617,600
Global Sources Ltd.*	301,076	2,492,909
Gray Television, Inc.*	720,000	9,453,600
Grupo Televisa S.A.B. (ADR)	110,000	3,774,100
Il Sole 24 Ore S.p.A.*	400,000	477,064
Imax Corp.*	40,000	1,139,200
Interpublic Group of Cos., Inc.	890,000	17,363,900
Journal Communications, Inc., Class A*	1,310,000	11,619,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
LIN Media LLC, Class A*	425,000	$11,581,250
Live Nation Entertainment, Inc.*	1,230,000	30,368,700
Loral Space & Communications, Inc.*	12,000	872,280
Madison Square Garden Co., Class A*	566,000	35,346,700
Media General, Inc.*	1,072,000	22,008,160
Meredith Corp.	60,000	2,901,600
Salem Communications Corp., Class A	660,000	6,243,600
Sinclair Broadcast Group, Inc., Class A	185,000	6,428,750
World Wrestling Entertainment, Inc., Class A	150,000	1,789,500

		194,142,046

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	650,097	6,702,500

Specialty Retail (5.4%)
Aaron’s, Inc.	265,050	9,446,382
AutoNation, Inc.*	430,000	25,662,400
Barnes & Noble, Inc.*	46,000	1,048,340
Bed Bath & Beyond, Inc.*	92,000	5,278,960
Big 5 Sporting Goods Corp.	356,000	4,368,120
Bowlin Travel Centers, Inc.*	76,000	98,800
Coldwater Creek, Inc.*	80,000	1,480
Monro Muffler Brake, Inc.	60,000	3,191,400
Murphy USA, Inc.*	21,000	1,026,690
O’Reilly Automotive, Inc.*	272,000	40,963,200
Penske Automotive Group, Inc.	480,000	23,760,000
Pep Boys-Manny, Moe & Jack*	1,100,000	12,606,000
Pier 1 Imports, Inc.	885,037	13,638,420
Sally Beauty Holdings, Inc.*	519,000	13,016,520
Tractor Supply Co.	194,000	11,717,600
Winmark Corp.	4,000	278,520
Zale Corp.*†(b)	168,397	3,536,337

		169,639,169

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.	100,000	9,844,000
Movado Group, Inc.	63,000	2,625,210
Wolverine World Wide, Inc.	50,000	1,303,000

		13,772,210

Total Consumer Discretionary		807,239,921

Consumer Staples (6.4%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	40,800	9,119,616
Brown-Forman Corp., Class A	45,000	4,155,300
Brown-Forman Corp., Class B	4,537	427,249
Cott Corp.	350,000	2,474,500
Crimson Wine Group Ltd.*	250,000	2,262,500
Davide Campari-Milano S.p.A.	350,000	3,028,892

		21,468,057

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	288,500	20,278,665
Ingles Markets, Inc., Class A‡	815,025	21,475,909
United Natural Foods, Inc.*	90,000	5,859,000
Village Super Market, Inc., Class A	101,087	$2,388,686
Weis Markets, Inc.	66,500	3,041,045

		53,043,305

Food Products (3.0%)
Boulder Brands, Inc.*	600,029	8,508,411
Diamond Foods, Inc.*	315,000	8,883,000
Farmer Bros Co.*	50,031	1,081,170
Flowers Foods, Inc.	60,000	1,264,800
Hain Celestial Group, Inc.*	188,000	16,683,120
Ingredion, Inc.	75,000	5,628,000
J&J Snack Foods Corp.	48,000	4,517,760
John B. Sanfilippo & Son, Inc.	20,000	529,400
Lifeway Foods, Inc.*	215,000	3,005,700
Post Holdings, Inc.*	204,000	10,385,640
Rock Field Co., Ltd.	200,000	3,839,889
Snyder’s-Lance, Inc.	621,449	16,443,541
Tootsie Roll Industries, Inc.	426,654	12,560,694
WhiteWave Foods Co.*	43,347	1,403,142

		94,734,267

Household Products (0.8%)
Church & Dwight Co., Inc.	76,000	5,316,200
Energizer Holdings, Inc.	30,000	3,660,900
Katy Industries, Inc.*‡	462,000	503,580
Oil-Dri Corp. of America‡	451,000	13,787,070
WD-40 Co.	42,000	3,159,240

		26,426,990

Personal Products (0.2%)
Elizabeth Arden, Inc.*	125,000	2,677,500
Revlon, Inc., Class A*	22,000	671,000
United-Guardian, Inc.	142,000	4,061,200

		7,409,700

Total Consumer Staples		203,082,319

Energy (3.1%)
Energy Equipment & Services (2.7%)
Key Energy Services, Inc.*	93,000	850,020
Oceaneering International, Inc.	120,000	9,375,600
Rowan Cos., plc, Class A	210,000	6,705,300
RPC, Inc.	2,485,000	58,372,650
Steel Excel, Inc.*	305,962	10,815,757

		86,119,327

Oil, Gas & Consumable Fuels (0.4%)
Black Ridge Oil and Gas, Inc.*	45,503	29,577
Clean Energy Fuels Corp.*	15,000	175,800
Navigator Holdings Ltd.*	10,000	293,800
ONEOK, Inc.	168,000	11,437,440

		11,936,617

Total Energy		98,055,944

Financials (5.9%)
Banks (1.4%)
BBCN Bancorp, Inc.	575,000	9,171,250
Boston Private Financial Holdings, Inc.	450,000	6,048,000
Fidelity Southern Corp.	29,614	384,686
First Niagara Financial Group, Inc.	720,000	6,292,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
FirstMerit Corp.	120,000	$2,370,000
Flushing Financial Corp.	555,042	11,406,113
Hudson Valley Holding Corp.	120,000	2,166,000
Sterling Bancorp/Delaware	520,072	6,240,864

		44,079,713

Capital Markets (2.3%)
BKF Capital Group, Inc.*	66,000	93,060
Calamos Asset Management, Inc., Class A	160,000	2,142,400
Charles Schwab Corp.	100,000	2,693,000
Cohen & Steers, Inc.	449,571	19,502,390
GAM Holding AG*	265,000	5,050,180
Janus Capital Group, Inc.	1,500,000	18,720,000
KKR & Co. L.P.	150,000	3,649,500
Legg Mason, Inc.	50,000	2,565,500
Medallion Financial Corp.	80,000	996,800
Pzena Investment Management, Inc., Class A	69,237	772,685
SWS Group, Inc.*	430,000	3,130,400
Waddell & Reed Financial, Inc., Class A	225,000	14,082,750
Wright Investors Service Holdings, Inc.*	265,000	474,350

		73,873,015

Insurance (0.2%)
Alleghany Corp.*	3,295	1,443,605
Argo Group International Holdings Ltd.	60,500	3,092,155

		4,535,760

Real Estate Investment Trusts (REITs) (1.1%)
Gaming and Leisure Properties, Inc. (REIT)	51,417	1,746,636
Gyrodyne Co. of America, Inc. (b)*†	23,958	23,958
Gyrodyne Special Distribution LLC*†(b)	2,200	45,540
Ryman Hospitality Properties, Inc. (REIT)	700,020	33,705,965

		35,522,099

Real Estate Management & Development (0.9%)
Capital Properties, Inc., Class A*	30,000	364,500
Griffin Land & Nurseries, Inc.‡	310,067	9,146,977
St. Joe Co.*	440,000	11,189,200
Tejon Ranch Co.*	210,033	6,760,962

		27,461,639

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	152,000
Crazy Woman Creek Bancorp, Inc.*	14,000	152,880

		304,880

Total Financials		185,777,106

Health Care (5.0%)
Biotechnology (0.3%)
Cepheid, Inc.*	204,000	9,779,760
Lexicon Pharmaceuticals, Inc.*	100,000	161,000

		9,940,760

Health Care Equipment & Supplies (2.7%)
Alere, Inc.*	10,000	$374,200
Align Technology, Inc.*	12,500	700,500
AngioDynamics, Inc.*	86,000	1,404,380
Biolase, Inc.*	91,461	201,214
Cantel Medical Corp.	185,000	6,774,700
CONMED Corp.	80,000	3,532,000
Cooper Cos., Inc.	30,000	4,065,900
Cutera, Inc.*	625,000	6,493,750
Cynosure, Inc., Class A*	18,000	382,500
DexCom, Inc.*	53,000	2,101,980
Exactech, Inc.*	285,038	7,191,509
Greatbatch, Inc.*	129,000	6,328,740
ICU Medical, Inc.*	42,000	2,554,020
Masimo Corp.*	122,000	2,879,200
Meridian Bioscience, Inc.	130,000	2,683,200
Neogen Corp.*	16,500	667,755
NuVasive, Inc.*	140,000	4,979,800
Orthofix International N.V.*	58,000	2,102,500
Quidel Corp.*	548,000	12,116,280
STERIS Corp.	113,000	6,043,240
SurModics, Inc.*	35,000	749,700
Syneron Medical Ltd.*	24,000	247,680
Vascular Solutions, Inc.*	210,000	4,659,900
Wright Medical Group, Inc.*	210,000	6,594,000

		85,828,648

Health Care Providers & Services (1.7%)
Bio-Reference Labs, Inc.*	30,000	906,600
Chemed Corp.	280,000	26,241,600
Gentiva Health Services, Inc.*	778,000	11,716,680
Henry Schein, Inc.*	10,000	1,186,700
MWI Veterinary Supply, Inc.*	30,000	4,259,700
Owens & Minor, Inc.	192,579	6,543,834
Patterson Cos., Inc.	55,000	2,173,050

		53,028,164

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	24,000	2,873,040

Pharmaceuticals (0.2%)
Allergan, Inc.	33,000	5,584,260
Heska Corp.*	56,000	602,000
Pain Therapeutics, Inc.*	150,000	862,500

		7,048,760

Total Health Care		158,719,372

Industrials (27.9%)
Aerospace & Defense (4.3%)
AAR Corp.	75,000	2,067,000
Astronics Corp.*	9,500	536,275
Astronics Corp., Class B*	8,500	482,375
Curtiss-Wright Corp.	823,000	53,955,880
Ducommun, Inc.*	69,320	1,811,331
GenCorp, Inc.*	1,620,049	30,942,936
HEICO Corp.	62,500	3,246,250
Innovative Solutions & Support, Inc.*	88,000	654,720
Moog, Inc., Class A*	60,000	4,373,400
Moog, Inc., Class B*	30,000	2,180,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Precision Castparts Corp.	100,000	$25,240,000
Textron, Inc.	287,000	10,989,230

		136,479,797

Air Freight & Logistics (0.9%)
Park-Ohio Holdings Corp.	480,000	27,892,800

Building Products (0.7%)
A.O. Smith Corp.	40,000	1,983,200
Fortune Brands Home & Security, Inc.	20,000	798,600
Griffon Corp.	1,445,000	17,918,000
Nortek, Inc.*	7,300	655,248

		21,355,048

Commercial Services & Supplies (2.8%)
ACCO Brands Corp.*	185,000	1,185,850
ADT Corp.	50,000	1,747,000
Brink’s Co.	565,000	15,944,300
Casella Waste Systems, Inc., Class A*	175,081	877,156
CECO Environmental Corp.	18,000	280,620
Covanta Holding Corp.	220,000	4,534,200
KAR Auction Services, Inc.	440,000	14,022,800
Loomis AB, Class B	335,000	10,303,373
McGrath RentCorp	23,000	845,250
Republic Services, Inc.	390,000	14,808,300
Rollins, Inc.	650,000	19,500,000
Tyco International Ltd.	133,000	6,064,800

		90,113,649

Construction & Engineering (0.5%)
Aegion Corp.*	74,000	1,721,980
Furmanite Corp.*	600,000	6,984,000
Layne Christensen Co.*	610,000	8,113,000

		16,818,980

Electrical Equipment (2.4%)
AMETEK, Inc.	394,000	20,598,320
AZZ, Inc.	25,000	1,152,000
Franklin Electric Co., Inc.	260,000	10,485,800
Global Power Equipment Group, Inc.	31,000	500,960
GrafTech International Ltd.*	1,900,120	19,875,255
Magnetek, Inc.*	112,000	2,671,200
Rockwell Automation, Inc.	106,000	13,266,960
SL Industries, Inc.*	182,027	5,369,797
Vicor Corp.*	180,000	1,508,400

		75,428,692

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	50,000	1,657,000
Roper Industries, Inc.	40,000	5,840,400

		7,497,400

Machinery (11.8%)
Albany International Corp., Class A	70,000	2,657,200
American Railcar Industries, Inc.	5,000	338,850
Astec Industries, Inc.	312,500	13,712,500
CIRCOR International, Inc.	518,000	39,953,340
CLARCOR, Inc.	184,000	11,380,400
CNH Industrial N.V.	2,679,600	$27,385,512
Columbus McKinnon Corp.	8,000	216,400
Crane Co.	590,000	43,872,400
Donaldson Co., Inc.	224,000	9,479,680
Eastern Co.	79,958	1,234,551
Federal Signal Corp.	625,000	9,156,250
Flowserve Corp.	95,000	7,063,250
Gorman-Rupp Co.	352,000	12,450,240
Graco, Inc.	153,000	11,946,240
Greenbrier Cos., Inc.*	290,000	16,704,000
IDEX Corp.	147,000	11,868,780
Interpump Group S.p.A.	290,000	3,990,825
Kennametal, Inc.	49,500	2,290,860
Key Technology, Inc.*	70,000	862,400
L.S. Starrett Co., Class A	215,000	3,306,700
Lincoln Electric Holdings, Inc.	114,000	7,966,320
Lindsay Corp.	72,000	6,081,840
Lydall, Inc.*	89,000	2,435,930
Middleby Corp.*	4,800	397,056
Mueller Industries, Inc.	750,000	22,057,500
Mueller Water Products, Inc., Class A	447,500	3,866,400
Navistar International Corp.*	780,000	29,234,400
Nordson Corp.	40,000	3,207,600
Standex International Corp.	65,000	4,841,200
Tennant Co.	327,000	24,956,640
Toro Co.	26,000	1,653,600
Trinity Industries, Inc.	104,000	4,546,880
Twin Disc, Inc.	97,022	3,206,577
Valmont Industries, Inc.	10,000	1,519,500
Watts Water Technologies, Inc., Class A	360,000	22,222,800
Woodward, Inc.	104,000	5,218,720

		373,283,341

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	156,004	2,847,073

Trading Companies & Distributors (3.7%)
GATX Corp.	850,025	56,900,674
Kaman Corp.	932,000	39,824,360
Lawson Products, Inc.*	40,000	651,600
Rush Enterprises, Inc., Class B*	500,000	15,725,000
United Rentals, Inc.*	45,000	4,712,850

		117,814,484

Transportation Infrastructure (0.5%)
BBA Aviation plc	1,850,102	9,783,757
Macquarie Infrastructure Co. LLC	91,000	5,675,670

		15,459,427

Total Industrials		884,990,691

Information Technology (6.8%)
Communications Equipment (0.6%)
Bel Fuse, Inc., Class A‡	122,000	2,998,760
Communications Systems, Inc.	240,000	2,983,200
EchoStar Corp., Class A*	30,000	1,588,200
Emulex Corp.*	155,000	883,500
Ixia*	540,000	6,172,200
Plantronics, Inc.	45,000	2,162,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Riverbed Technology, Inc.*	120,000	$2,475,600
Sycamore Networks, Inc.*	300,000	172,500

		19,436,210

Electronic Equipment, Instruments & Components (2.0%)
Badger Meter, Inc.	55,000	2,895,750
Belden, Inc.	28,000	2,188,480
CTS Corp.	962,000	17,989,400
Daktronics, Inc.	125,000	1,490,000
Gerber Scientific, Inc. (Escrow Shares) (b)*†	490,000	—
Itron, Inc.*	87,000	3,527,850
Littelfuse, Inc.	120,000	11,154,000
Mercury Systems, Inc.*	24,000	272,160
Methode Electronics, Inc.	19,000	725,990
MOCON, Inc.	20,000	316,200
Park Electrochemical Corp.	590,000	16,643,900
Rofin-Sinar Technologies, Inc.*	218,910	5,262,596
Trans-Lux Corp.*	12,200	85,400
Zebra Technologies Corp., Class A*	24,500	2,016,840

		64,568,566

Internet Software & Services (0.5%)
Conversant, Inc.*	120,000	3,048,000
EarthLink Holdings Corp.	690,000	2,566,800
Gogo, Inc.*	198,000	3,872,880
Internap Network Services Corp.*	452,006	3,186,642
Pandora Media, Inc.*	20,000	590,000
Stamps.com, Inc.*	72,000	2,425,680

		15,690,002

IT Services (0.3%)
Blackhawk Network Holdings, Inc., Class B*	100,000	2,685,000
Edgewater Technology, Inc.*‡	600,000	4,464,000
ModusLink Global Solutions, Inc.*	330,000	1,234,200

		8,383,200

Semiconductors & Semiconductor Equipment (0.4%)
Cypress Semiconductor Corp.*	885,000	9,655,350
International Rectifier Corp.*	12,000	334,800
Sevcon, Inc.*‡	541,295	4,460,271

		14,450,421

Software (1.1%)
FalconStor Software, Inc.*	440,000	748,000
Fortinet, Inc.*	30,000	753,900
Guidance Software, Inc.*	255,038	2,325,947
Mentor Graphics Corp.	110,000	2,372,700
Take-Two Interactive Software, Inc.*	382,000	8,495,680
TiVo, Inc.*	400,000	5,164,000
Tyler Technologies, Inc.*	162,000	14,776,020

		34,636,247

Technology Hardware, Storage & Peripherals (1.9%)
Diebold, Inc.	929,085	37,321,344
NCR Corp.*	365,000	12,807,850
Stratasys Ltd.*	68,000	$7,726,840
TransAct Technologies, Inc.	92,000	953,120

		58,809,154

Total Information Technology		215,973,800

Materials (9.2%)
Chemicals (6.1%)
Albemarle Corp.	25,000	1,787,500
Ashland, Inc.	104,000	11,308,960
Chemtura Corp.*	700,000	18,291,000
Core Molding Technologies, Inc.*	315,000	4,095,000
Cytec Industries, Inc.	6,000	632,520
Ferro Corp.*	2,355,000	29,578,800
FMC Corp.	20,000	1,423,800
H.B. Fuller Co.	275,000	13,227,500
Huntsman Corp.	270,000	7,587,000
Minerals Technologies, Inc.	166,000	10,886,280
NewMarket Corp.	36,000	14,115,960
Olin Corp.	130,000	3,499,600
OMNOVA Solutions, Inc.*	610,000	5,544,900
Quaker Chemical Corp.	5,000	383,950
Rockwood Holdings, Inc.	100,000	7,599,000
Scotts Miracle-Gro Co., Class A	83,000	4,719,380
Sensient Technologies Corp.	292,000	16,270,240
Tredegar Corp.	1,130,000	26,453,300
Zep, Inc.	864,494	15,266,964

		192,671,654

Containers & Packaging (1.4%)
Greif, Inc., Class A	140,000	7,638,400
Greif, Inc., Class B	5,000	299,500
Myers Industries, Inc.	1,500,000	30,135,000
Sonoco Products Co.	155,000	6,809,150

		44,882,050

Metals & Mining (1.3%)
Ampco-Pittsburgh Corp.	330,010	7,570,429
Barrick Gold Corp.	20,000	366,000
Century Aluminum Co.*	75,000	1,176,000
Dominion Diamond Corp.*	285,000	4,118,250
Handy & Harman Ltd.*	325,500	8,713,635
Haynes International, Inc.	33,000	1,867,470
Kinross Gold Corp.*	40,000	165,600
Lynas Corp., Ltd.*	300,000	36,775
Materion Corp.	482,000	17,829,180
Molycorp, Inc.*	78,000	200,460

		42,043,799

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	560,000	8,411,200
Wausau Paper Corp.	320,000	3,462,400

		11,873,600

Total Materials		291,471,103

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.0%)
Cable & Wireless Communications plc	10,000,000	8,428,645
Cincinnati Bell, Inc.*	4,800,000	18,864,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Enventis Corp.	56,000	$887,040
New Ulm Telecom, Inc.	33,000	239,250
Verizon Communications, Inc.	80,000	3,914,400

		32,333,335

Wireless Telecommunication Services (0.6%)
Leap Wireless International, Inc. (b)*	412,000	1,038,240
NII Holdings, Inc.*	550,000	302,500
Rogers Communications, Inc., Class B	200,000	8,050,000
Shenandoah Telecommunications Co.	84,628	2,577,769
U.S. Cellular Corp.*	100,000	4,080,000
VimpelCom Ltd. (ADR)	300,000	2,520,000

		18,568,509

Total Telecommunication Services		50,901,844

Utilities (7.0%)
Electric Utilities (3.5%)
El Paso Electric Co.	734,000	29,514,140
Empire District Electric Co.	70,000	1,797,600
Great Plains Energy, Inc.	465,000	12,494,550
Otter Tail Corp.	350,000	10,601,500
PNM Resources, Inc.	1,290,000	37,835,700
UNS Energy Corp.	125,000	7,551,250
Westar Energy, Inc.	265,000	10,120,350

		109,915,090

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	4,500	320,985
National Fuel Gas Co.	182,000	14,250,600
Northwest Natural Gas Co.	30,000	1,414,500
ONE Gas, Inc.	42,500	1,604,375
Southwest Gas Corp.	565,000	29,826,350

		47,416,810

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	3,732,000
Ormat Technologies, Inc.	90,000	2,594,700

		6,326,700

Multi-Utilities (1.6%)
Black Hills Corp.	458,000	28,116,620
NorthWestern Corp.	435,000	22,702,650

		50,819,270

Water Utilities (0.2%)
Cadiz, Inc.*	10,000	83,300
SJW Corp.	201,204	5,472,749
York Water Co.	50,000	1,041,000

		6,597,049

Total Utilities		221,074,919

Total Common Stocks (98.4%) (Cost $1,649,174,038)		3,117,287,019

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc. 5.000%, 12/31/22	$44,820	$44,011

Total Financials		44,011

Total Corporate Bonds		44,011

Total Long-Term Debt Securities (0.0%) (Cost $44,820)		44,011

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20* (Cost $901,382)	350,000	175,000

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Holdings Corp., expiring 12/23/14*	4,531	24

Total Consumer Discretionary		24

Financials (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expiring 8/31/16*	22,758	66,681

Total Financials		66,681

Total Warrants (0.0%) (Cost $—)		66,705

Total Investments (98.4%) (Cost $1,650,120,240)		3,117,572,735
Other Assets Less Liabilities (1.6%)		50,135,154

Net Assets (100%)		$3,167,707,889

*	Non-income producing.
†	Securities (totaling $3,605,835 or 0.1%of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$4,723,340	$36,440	$—	$3,461,049	$48,894	$—
Bel Fuse, Inc., Class A	2,291,560	78,353	—	2,998,760	14,290	—
Canterbury Park Holding Corp.	2,422,014	289,304	—	2,616,093	—	—
Edgewater Technology, Inc.	4,124,100	72,000	—	4,464,000	—	—
Griffin Land & Nurseries, Inc.	10,350,037	—	—	9,146,977	—	—
Ingles Markets, Inc., Class A	21,913,737	150,237	—	21,475,909	267,902	—
Katy Industries, Inc.	189,420	—	—	503,580	—	—
Oil-Dri Corp. of America	17,065,840	—	—	13,787,070	171,380	—
Sevcon, Inc.	3,543,380	88,536	—	4,460,271	—	—

	$66,623,428	$714,870	$—	$62,913,709	$502,466	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$782,863,540	$20,840,044	$3,536,337		$807,239,921
Consumer Staples	191,648,758	11,433,561	—		203,082,319
Energy	87,240,187	10,815,757	—		98,055,944
Financials	179,572,638	6,134,970	69,498		185,777,106
Health Care	158,719,372	—	—		158,719,372
Industrials	838,815,488	46,175,203	—		884,990,691
Information Technology	212,717,140	3,256,660	—	(c)	215,973,800
Materials	291,434,328	36,775	—		291,471,103
Telecommunication Services	41,195,709	9,706,135	—		50,901,844
Utilities	221,074,919	—	—		221,074,919
Corporate Bonds
Financials	—	44,011	—		44,011
Rights
Health Care	175,000	—	—		175,000
Warrants
Consumer Discretionary	—	24	—		24
Financials	—	66,681	—		66,681

Total Assets	$3,005,457,079	$108,509,821	$3,605,835		$3,117,572,735

Total Liabilities	$—	$—	$—		$—

Total	$3,005,457,079	$108,509,821	$3,605,835		$3,117,572,735

(a)	Securities with a market value of $22,134,956 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.
(b)	A security with a market value of $85,400 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.
(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$97,414,002
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$96,708,298

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,523,161,558
Aggregate gross unrealized depreciation	(66,331,039)

Net unrealized appreciation	$1,456,830,519

Federal income tax cost of investments	$1,660,742,216

For the six months ended June 30, 2014, the Portfolio incurred approximately $108,436 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $46,618,835)	$62,913,709
Unaffiliated Issuers (Cost $1,603,501,405)	3,054,659,026
Cash	45,927,772
Foreign cash (Cost $4,077,589)	3,869,672
Receivable for securities sold	3,220,943
Dividends, interest and other receivables	2,165,559
Receivable from Separate Accounts for Trust shares sold	1,562,076
Other assets	33,789

Total assets	3,174,352,546

LIABILITIES
Payable for securities purchased	2,688,104
Investment management fees payable	1,810,831
Payable to Separate Accounts for Trust shares redeemed	1,146,855
Distribution fees payable – Class IB	469,224
Administrative fees payable	274,567
Distribution fees payable – Class IA	32,849
Trustees’ fees payable	5,091
Accrued expenses	217,136

Total liabilities	6,644,657

NET ASSETS	$3,167,707,889

Net assets were comprised of:
Paid in capital	$1,638,208,812
Accumulated undistributed net investment income (loss)	8,231,316
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	54,017,749
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,467,250,012

Net assets	$3,167,707,889

Class IA
Net asset value, offering and redemption price per share, $164,670,702 / 2,838,543 shares outstanding (unlimited amount authorized: $0.01 par value)	$58.01

Class IB
Net asset value, offering and redemption price per share, $2,321,321,096 / 39,951,746 shares outstanding (unlimited amount authorized: $0.01 par value)	$58.10

Class K
Net asset value, offering and redemption price per share, $681,716,091 / 11,737,054 shares outstanding (unlimited amount authorized: $0.01 par value)	$58.08

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($502,466 of dividend income received from affiliates) (net of $199,276 foreign withholding tax)	$20,875,926
Interest	29,257

Total income	20,905,183

EXPENSES
Investment management fees	10,769,518
Distribution fees – Class IB	2,799,303
Administrative fees	1,558,211
Distribution fees – Class IA	181,922
Printing and mailing expenses	157,288
Professional fees	50,685
Custodian fees	43,887
Trustees’ fees	41,998
Miscellaneous	32,434

Total expenses	15,635,246

NET INVESTMENT INCOME (LOSS)	5,269,937

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	50,087,378
Foreign currency transactions	(32)

Net realized gain (loss)	50,087,346

Change in unrealized appreciation (depreciation) on:
Investments ($(4,424,589) of change in unrealized appreciation (depreciation) from affiliates)	58,035,584
Foreign currency translations	(13,872)

Net change in unrealized appreciation (depreciation)	58,021,712

NET REALIZED AND UNREALIZED GAIN (LOSS)	108,109,058

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,378,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,269,937	$5,209,840
Net realized gain (loss) on investments and foreign currency transactions	50,087,346	105,251,928
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	58,021,712	789,288,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	113,378,995	899,749,979

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(189,703)
Class IB	—	(3,288,036)
Class K	—	(2,599,768)

	—	(6,077,507)

Distributions from net realized capital gains
Class IA	—	(5,658,195)
Class IB	—	(101,601,837)
Class K	—	(29,797,195)

	—	(137,057,227)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(143,134,734)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 508,602 and 1,032,272 shares, respectively ]	28,312,626	51,520,044
Capital shares issued in reinvestment of dividends and distributions [ 0 and 111,080 shares, respectively ]	—	5,847,898
Capital shares repurchased [ (136,353) and (331,452) shares, respectively ]	(7,538,039)	(16,459,786)

Total Class IA transactions	20,774,587	40,908,156

Class IB
Capital shares sold [ 1,513,268 and 4,448,574 shares, respectively ]	84,474,601	218,493,480
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,995,616 shares, respectively ]	—	104,889,873
Capital shares repurchased [ (3,056,991) and (5,394,986) shares, respectively ]	(169,629,384)	(270,423,228)

Total Class IB transactions	(85,154,783)	52,960,125

Class K
Capital shares sold [ 463,502 and 590,001 shares, respectively ]	25,306,527	29,479,571
Capital shares issued in reinvestment of dividends and distributions [ 0 and 616,036 shares, respectively ]	—	32,396,963
Capital shares repurchased [ (815,648) and (1,520,605) shares, respectively ]	(45,218,284)	(77,126,327)

Total Class K transactions	(19,911,757)	(15,249,793)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(84,291,953)	78,618,488

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,087,042	835,233,733
NET ASSETS:
Beginning of period	3,138,620,847	2,303,387,114

End of period (a)	$3,167,707,889	$3,138,620,847

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,231,316	$2,961,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IA			2013		2012	2011	2010	2009
Net asset value, beginning of period	$55.93		$42.21		$37.21	$39.03	$29.52	$20.95

Income (loss) from investment operations:
Net investment income (loss)	0.08	###(e)	0.07	##(e)	0.53 (e)	0.10 (e)	0.17 (e)	0.15	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.00		16.24		6.10	(1.38)	9.55	8.60

Total from investment operations	2.08		16.31		6.63	(1.28)	9.72	8.75

Less distributions:
Dividends from net investment income	—		(0.08)		(0.52)	(0.12)	(0.21)	(0.18)
Distributions from net realized gains	—		(2.51)		(1.11)	(0.42)	—	—

Total dividends and distributions	—		(2.59)		(1.63)	(0.54)	(0.21)	(0.18)

Net asset value, end of period	$58.01		$55.93		$42.21	$37.21	$39.03	$29.52

Total return (b)	3.72%		39.13%		17.86%	(3.25)%	32.94%	41.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$164,671		$137,943		$69,839	$76,287	$443,177	$268,186
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.08%		1.08%		1.10%	0.84%	0.85%	0.88%
Before fees paid indirectly (a)	1.08%		1.08%		1.10%	0.85%	0.86%	0.90%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.30%		0.13	%(aa)	1.30%**	0.26%	0.51%	0.66%
Before fees paid indirectly (a)	0.30%		0.13	%(aa)	1.30%**	0.25%	0.51%	0.65%
Portfolio turnover rate (z)	3%		9%		9%	16%	17%	20%

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IB			2013		2012	2011	2010	2009
Net asset value, beginning of period	$56.02		$42.28		$37.27	$39.09	$29.56	$20.98

Income (loss) from investment operations:
Net investment income (loss)	0.08	###(e)	0.07	##(e)	0.55 (e)	0.03 (e)	0.08 (e)	0.10	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.00		16.26		6.09	(1.40)	9.57	8.58

Total from investment operations	2.08		16.33		6.64	(1.37)	9.65	8.68

Less distributions:
Dividends from net investment income	—		(0.08)		(0.52)	(0.03)	(0.12)	(0.10)
Distributions from net realized gains	—		(2.51)		(1.11)	(0.42)	—	—

Total dividends and distributions	—		(2.59)		(1.63)	(0.45)	(0.12)	(0.10)

Net asset value, end of period	$58.10		$56.02		$42.28	$37.27	$39.09	$29.56

Total return (b)	3.71%		39.11%		17.86%	(3.48)%	32.64%	41.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,321,321		$2,324,533		$1,709,969	$1,511,972	$1,615,608	$1,151,915
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.08%		1.08%		1.10%	1.09%	1.10%	1.13%
Before fees paid indirectly (a)	1.08%		1.08%		1.10%	1.10%	1.11%	1.15	%(c)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.29%		0.14	%(bb)	1.37%**	0.09%	0.25%	0.42%
Before fees paid indirectly (a)	0.29%		0.13	%(bb)	1.37%**	0.09%	0.24%	0.41%
Portfolio turnover rate (z)	3%		9%		9%	16%	17%	20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K			2013		2012
Net asset value, beginning of period	$55.93		$42.21		$37.21	$34.50

Income (loss) from investment operations:
Net investment income (loss)	0.15	###(e)	0.19	##(e)	0.68 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.00		16.26		6.06	3.17

Total from investment operations	2.15		16.45		6.74	3.25

Less distributions:
Dividends from net investment income	—		(0.22)		(0.63)	(0.12)
Distributions from net realized gains	—		(2.51)		(1.11)	(0.42)

Total dividends and distributions	—		(2.73)		(1.74)	(0.54)

Net asset value, end of period	$58.08		$55.93		$42.21	$37.21

Total return (b)	3.84%		39.47%		18.15%	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$681,716		$676,144		$523,579	$396,552
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.83%		0.83%		0.85%	0.85%
Before fees paid indirectly (a)	0.83%		0.83%		0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.54%		0.39	%(cc)	1.69%**	0.61%
Before fees paid indirectly (a)	0.54%		0.38	%(cc)	1.69%**	0.61%
Portfolio turnover rate (z)	3%		9%		9%	16%
*	Commencement of Operations.
**	During 2012, the Portfolio, received special dividends from a number of securities, three of which accounted for a 0.62% impact on the net investment income ratio.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.04, $0.04 and $0.16 for Class IA, Class IB and Class K, respectively.
###	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.05, $0.05 and $0.13 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.08% for income after fees paid indirectly and 0.08% before fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.09% for income after fees paid indirectly and 0.08% before fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.34% for income after fees paid indirectly and 0.33% before fees paid indirectly.

See Notes to Financial Statements.

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Government Securities	68.5%
Financials	9.7
Consumer Staples	2.7
Energy	2.3
Consumer Discretionary	2.3
Industrials	1.8
Utilities	1.6
Health Care	1.4
Information Technology	1.4
Telecommunication Services	1.3
Materials	1.1
Cash and Other	5.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,033.20	$5.04
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,033.30	5.04
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,035.30	3.78
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Australia (5.2%)
Australia & New Zealand Banking Group Ltd./New York
1.250%, 6/13/17		$250,000	$250,224
Australia Government Bond
5.500%, 1/21/18	AUD	5,865,000	6,034,608
5.500%, 4/21/23		1,605,000	1,746,065
3.250%, 4/21/25 (m)		5,670,000	5,165,654
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$94,000	112,644
2.875%, 2/24/22		94,000	93,536
National Australia Bank Ltd.
2.000%, 11/12/20 (m)	EUR	300,000	426,840
National Australia Bank Ltd./New York
1.600%, 8/7/15		$250,000	253,105
New South Wales Treasury Corp.
3.500%, 3/20/19	AUD	1,725,000	1,649,691
Queensland Treasury Corp.
5.750%, 7/22/24		1,089,000	1,175,618
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	196,515
Telstra Corp., Ltd.
3.750%, 5/16/22 (m)	EUR	451,000	708,805
Westpac Banking Corp.
3.000%, 8/4/15		$188,000	193,263
4.625%, 6/1/18		38,000	41,250
2.250%, 1/17/19		100,000	101,175

Total Australia			18,148,993

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		75,000	80,935

Belgium (0.1%)
Anheuser-Busch InBev N.V.
2.875%, 9/25/24 (m)	EUR	301,000	445,628

Bermuda (0.3%)
Bacardi Ltd.
2.750%, 7/3/23 (m)		380,000	545,520
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		$75,000	89,242
Novartis Securities Investment Ltd.
5.125%, 2/10/19		94,000	107,120
Ooredoo International Finance Ltd.
4.750%, 2/16/21 (m)		225,000	244,969
Weatherford International Ltd.
5.500%, 2/15/16		47,000	50,482
9.625%, 3/1/19		56,000	74,017

Total Bermuda			1,111,350

Brazil (1.9%)
Brazil Notas do Tesouro Nacional Serie F
10.000%, 1/1/23	BRL	12,890,000	5,215,712
BRF S.A.
7.750%, 5/22/18§		1,700,000	663,612
Embraer S.A.
5.150%, 6/15/22		$28,000	30,135
Federative Republic of Brazil
8.000%, 1/15/18 (b)		242,222	269,109

5.875%, 1/15/19		$167,000	$191,215
2.625%, 1/5/23		200,000	185,134

Total Brazil			6,554,917

Canada (1.2%)
Agrium, Inc.
3.150%, 10/1/22		19,000	18,553
Bank of Montreal
2.375%, 1/25/19		150,000	153,008
Bank of Nova Scotia
2.900%, 3/29/16		113,000	117,268
2.050%, 10/30/18		150,000	150,718
Barrick Gold Corp.
6.950%, 4/1/19		150,000	178,476
Canadian Government Bond
1.625%, 2/27/19		150,000	150,468
Canadian National Railway Co.
5.550%, 5/15/18		95,000	107,592
Canadian Natural Resources Ltd.
5.700%, 5/15/17		38,000	42,595
Enbridge, Inc.
4.000%, 10/1/23		100,000	103,860
3.500%, 6/10/24		100,000	99,548
Export Development Canada
1.000%, 5/15/17		250,000	250,318
1.750%, 8/19/19		150,000	149,917
Goldcorp, Inc.
2.125%, 3/15/18		94,000	94,126
3.625%, 6/9/21		100,000	100,791
Husky Energy, Inc.
4.000%, 4/15/24		50,000	51,845
Hydro-Quebec
2.000%, 6/30/16		113,000	115,958
8.400%, 1/15/22		75,000	102,201
Manulife Financial Corp.
3.400%, 9/17/15		131,000	135,292
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		207,000	218,088
Province of New Brunswick
2.750%, 6/15/18		38,000	39,191
Province of Ontario
2.700%, 6/16/15		94,000	96,105
4.750%, 1/19/16		75,000	79,902
2.000%, 9/27/18		250,000	253,621
Province of Quebec
2.625%, 2/13/23		94,000	91,064
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	88,955
Royal Bank of Canada
2.625%, 12/15/15		150,000	154,419
1.450%, 9/9/16		100,000	101,238
1.200%, 1/23/17		150,000	150,576
1.250%, 6/16/17		200,000	200,098
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	86,739
Teck Resources Ltd.
3.850%, 8/15/17		19,000	20,232
4.500%, 1/15/21		75,000	78,798
Thomson Reuters Corp.
1.300%, 2/23/17		250,000	250,227
Toronto-Dominion Bank
1.500%, 9/9/16		150,000	152,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

TransCanada PipeLines Ltd.
3.800%, 10/1/20		$113,000	$120,986

Total Canada			4,304,956

Cayman Islands (0.5%)
Baidu, Inc.
2.750%, 6/9/19		200,000	199,263
Brakes Capital
7.125%, 12/15/18§ (b)	GBP	100,000	174,580
Noble Holding International Ltd.
4.625%, 3/1/21		$75,000	81,287
Petrobras International Finance Co.
3.875%, 1/27/16		94,000	96,999
7.875%, 3/15/19		169,000	197,027
5.750%, 1/20/20		481,000	510,656
5.375%, 1/27/21		231,000	239,431
Seagate HDD Cayman
4.750%, 6/1/23§		25,000	25,187
Transocean, Inc.
2.500%, 10/15/17		94,000	95,846
Vale Overseas Ltd.
6.250%, 1/11/16		188,000	202,070
4.375%, 1/11/22		38,000	39,015

Total Cayman Islands			1,861,361

Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		66,000	80,685
Republic of Colombia
7.375%, 3/18/19		150,000	182,625

Total Colombia			263,310

Czech Republic (0.2%)
EP Energy A/S
5.875%, 11/1/19 (m)	EUR	376,000	583,316

France (1.9%)
Autoroutes du Sud de la France S.A.
2.950%, 1/17/24 (b)(m)		600,000	880,056
BNP Paribas S.A.
2.400%, 12/12/18		$100,000	100,671
5.000%, 1/15/21		131,000	145,917
Casino Guichard Perrachon S.A.
4.726%, 5/26/21	EUR	300,000	486,402
Financiere Quick SAS
7.825%, 10/15/19 (l)§		100,000	137,970
France Government Bond OAT
1.000%, 11/25/18		2,575,000	3,613,765
Novafives SAS
4.500%, 6/30/21§ (b)		100,000	138,135
Orange S.A.
2.750%, 9/14/16		$200,000	207,254
Sanofi S.A.
1.250%, 4/10/18		75,000	74,003
4.000%, 3/29/21		94,000	101,811
Total Capital International S.A.
2.125%, 1/10/19		100,000	101,229
2.750%, 6/19/21		200,000	200,356
2.700%, 1/25/23		113,000	109,432

Total Capital S.A.
3.125%, 10/2/15		$56,000	$57,850
4.450%, 6/24/20		75,000	83,315

Total France			6,438,166

Germany (1.4%)
Daimler AG
2.000%, 6/25/21 (m)	EUR	250,000	355,150
2.250%, 1/24/22 (m)		210,000	301,956
Deutsche Bank AG/London
1.400%, 2/13/17		$100,000	100,309
6.000%, 9/1/17		150,000	170,870
2.500%, 2/13/19		100,000	101,516
KfW
0.500%, 9/30/15		500,000	499,053
0.500%, 4/19/16		376,000	376,018
1.250%, 2/15/17		188,000	189,735
0.750%, 3/17/17		150,000	149,724
2.750%, 9/8/20		564,000	578,717
2.000%, 10/4/22		188,000	179,531
5.000%, 3/19/24	AUD	890,000	893,711
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		$113,000	116,330
5.125%, 2/1/17		56,000	62,053
Volkswagen Leasing GmbH
2.625%, 1/15/24 (b)(m)	EUR	500,000	720,608

Total Germany			4,795,281

Hungary (1.1%)
Republic of Hungary
6.000%, 11/24/23	HUF	747,450,000	3,736,034

Ireland (0.2%)
GE Capital European Funding
2.625%, 3/15/23 (m)	EUR	550,000	802,973

Israel (0.1%)
B Communications Ltd.
7.375%, 2/15/21§		$200,000	215,500
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		113,000	108,289

Total Israel			323,789

Italy (3.8%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	210,571
Italy Buoni Poliennali Del Tesoro
4.750%, 9/1/28 (m)	EUR	2,690,000	4,277,000
2.500%, 5/1/19		875,000	1,261,399
3.750%, 9/1/24		2,500,000	3,698,582
4.750%, 9/1/44 (m)		1,865,000	2,911,371
Marcolin S.p.A.
8.500%, 11/15/19 (m)		200,000	296,823
Republic of Italy
4.750%, 1/25/16		$100,000	106,602
5.250%, 9/20/16		244,000	266,355
Snai S.p.A.
7.625%, 6/15/18§	EUR	100,000	147,556

Total Italy			13,176,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Japan (0.2%)
Japan Finance Corp.
2.500%, 1/21/16		$200,000	$206,186
2.500%, 5/18/16		100,000	104,155
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	112,190
ORIX Corp.
5.000%, 1/12/16		47,000	49,857
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	255,613

Total Japan			728,001

Luxembourg (0.5%)
Actavis Funding SCS
2.450%, 6/15/19§		250,000	250,161
Altice S.A.
7.250%, 5/15/22§	EUR	120,000	174,191
Befesa Zinc S.A.U. Via Zinc Capital S.A.
8.875%, 5/15/18 (m)		225,000	327,764
CNH Industrial Finance Europe S.A.
6.250%, 3/9/18 (m)		150,000	233,760
Covidien International Finance S.A.
6.000%, 10/15/17		$94,000	107,644
Gestamp Funding Luxembourg S.A.
5.875%, 5/31/20 (m)	EUR	215,000	313,565
HeidelbergCement Finance Luxembourg S.A.
8.500%, 10/31/19 (m)		135,000	239,887
Pentair Finance S.A.
2.650%, 12/1/19		$94,000	94,498
Tyco Electronics Group S.A.
6.550%, 10/1/17		75,000	86,689

Total Luxembourg			1,828,159

Malaysia (1.7%)
Malaysia Government Bond
4.262%, 9/15/16	MYR	6,650,000	2,107,559
3.314%, 10/31/17		12,547,000	3,874,096

Total Malaysia			5,981,655

Mexico (2.2%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$113,000	125,432
3.000%, 7/12/21	EUR	526,000	780,135
Petroleos Mexicanos
5.750%, 3/1/18		$157,000	177,017
3.125%, 1/23/19§		150,000	155,565
3.500%, 1/30/23		94,000	91,855
United Mexican States
5.125%, 1/15/20		150,000	169,950
3.500%, 1/21/21		50,000	51,867
4.000%, 10/2/23		150,000	157,500
10.000%, 12/5/24	MXN	47,210,000	4,872,632
7.750%, 11/13/42		13,500,000	1,178,989

Total Mexico			7,760,942

Netherlands (1.3%)
ASML Holding N.V.
3.375%, 9/19/23 (m)	EUR	450,000	668,847
Cable Communications Systems N.V.
7.500%, 11/1/20 (b)(m)		250,000	374,418
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.875%, 2/8/22		$188,000	198,154
4.625%, 12/1/23		250,000	264,135

Diageo Finance B.V.
5.300%, 10/28/15		$56,000	$59,478
Gas Natural Fenosa Finance B.V.
3.875%, 4/11/22 (m)	EUR	100,000	156,319
2.875%, 3/11/24 (b)(m)		500,000	721,435
Grupo Isolux Corsan Finance B.V.
6.625%, 4/15/21§		200,000	277,283
InterXion Holding N.V.
6.000%, 7/15/20§		175,000	254,005
Koninklijke Philips N.V.
3.750%, 3/15/22		$94,000	98,147
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	238,442
MDC-GMTN B.V.
5.500%, 4/20/21 (m)		319,000	367,647
Petrobras Global Finance B.V.
4.875%, 3/17/20		100,000	102,710
PortAventura Entertainment Barcelona B.V.
7.250%, 12/1/20 (m)	EUR	200,000	286,184
Shell International Finance B.V.
4.300%, 9/22/19		$188,000	208,381
3.400%, 8/12/23		50,000	51,074

Total Netherlands			4,326,659

New Zealand (1.7%)
New Zealand Government Bond
5.500%, 4/15/23	NZD	6,350,000	5,990,789

Norway (1.5%)
Norwegian Government Bond
4.500%, 5/22/19	NOK	6,175,000	1,135,709
3.750%, 5/25/21		19,400,000	3,499,170
2.000%, 5/24/23		1,000,000	158,243
Statoil ASA
3.125%, 8/17/17		$38,000	40,347
5.250%, 4/15/19		94,000	108,291
3.700%, 3/1/24		200,000	208,740

Total Norway			5,150,500

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	93,940

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	223,955

Poland (1.9%)
Republic of Poland
5.000%, 10/19/15 (b)		38,000	40,178
6.375%, 7/15/19 (b)		225,000	265,759
5.000%, 3/23/22 (b)		38,000	41,952
4.000%, 10/25/23	PLN	17,700,000	6,068,147
4.000%, 1/22/24		$100,000	103,879

Total Poland			6,519,915

South Africa (1.1%)
Republic of South Africa
5.500%, 3/9/20		200,000	218,500
7.750%, 2/28/23	ZAR	38,400,000	3,515,617

Total South Africa			3,734,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

South Korea (1.8%)
Export-Import Bank of Korea
2.875%, 9/17/18		$250,000	$257,214
Korea Development Bank
3.250%, 3/9/16		150,000	155,280
Republic of Korea
2.750%, 3/10/18	KRW	1,290,000,000	1,273,443
5.250%, 3/10/27		3,920,000,000	4,669,838

Total South Korea			6,355,775

Spain (3.7%)
Spain Government Bond
2.750%, 4/30/19	EUR	850,000	1,242,957
2.750%, 10/31/24 (b)(m)		925,000	1,263,917
5.150%, 10/31/44 (m)		3,590,000	5,933,601
5.150%, 10/31/28 (m)		2,550,000	4,211,707
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		$113,000	124,568
5.462%, 2/16/21		94,000	106,437

Total Spain			12,883,187

Supranational (2.0%)
Asian Development Bank
1.750%, 9/11/18		100,000	101,113
EUROFIMA
6.250%, 12/28/18 (m)	AUD	750,000	786,088
European Bank for Reconstruction & Development
1.625%, 9/3/15		$131,000	133,028
1.625%, 11/15/18		200,000	200,537
European Investment Bank
1.625%, 9/1/15		188,000	190,858
4.625%, 10/20/15		526,000	555,146
4.875%, 2/16/16		113,000	121,068
0.625%, 4/15/16		250,000	250,505
5.125%, 9/13/16		75,000	82,295
1.125%, 12/15/16		250,000	252,130
0.875%, 4/18/17		250,000	249,619
1.000%, 8/17/17		350,000	349,305
1.000%, 12/15/17		376,000	373,282
6.500%, 8/7/19	AUD	875,000	937,339
Inter-American Development Bank
2.250%, 7/15/15		$188,000	191,923
5.125%, 9/13/16		197,000	216,126
3.875%, 2/14/20		94,000	103,451
International Bank for Reconstruction & Development
0.375%, 11/16/15		250,000	250,002
2.125%, 3/15/16		188,000	193,265
0.500%, 5/16/16		250,000	249,937
2.125%, 2/13/23		131,000	126,749
International Finance Corp.
0.625%, 12/21/17		376,000	368,553
1.250%, 7/16/18		150,000	148,914
Nordic Investment Bank
0.750%, 1/17/18		376,000	369,252

Total Supranational			6,800,485

Sweden (2.6%)
Ovako AB
6.500%, 6/1/19§ (b)	EUR	300,000	424,182
Republic of Sweden
3.750%, 8/12/17	SEK	21,745,000	3,565,526
4.250%, 3/12/19		12,100,000	2,083,870

1.500%, 11/13/23	SEK	16,250,000	$2,387,059
Svensk Exportkredit AB
1.875%, 6/17/19		$250,000	250,356
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	251,441
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		56,000	58,054

Total Sweden			9,020,488

Switzerland (0.1%)
Credit Suisse AG/New York
4.375%, 8/5/20		250,000	272,855
UBS AG/Connecticut
5.875%, 7/15/16		100,000	109,276

Total Switzerland			382,131

Turkey (0.2%)
Republic of Turkey
6.750%, 4/3/18		338,000	381,095
3.250%, 3/23/23		200,000	183,500

Total Turkey			564,595

United Kingdom (1.9%)
Arqiva Broadcast Finance plc
9.500%, 3/31/20§	GBP	50,000	97,122
AstraZeneca plc
5.900%, 9/15/17		$75,000	85,662
Bakkavor Finance 2 plc
8.750%, 6/15/20 (m)	GBP	100,000	191,694
Barclays Bank plc
5.140%, 10/14/20		$131,000	142,688
BAT International Finance plc
2.750%, 3/25/25 (b)(m)	EUR	600,000	859,480
BP Capital Markets plc
2.994%, 2/18/19 (m)		451,000	674,046
3.200%, 3/11/16		$150,000	156,532
2.237%, 5/10/19		150,000	151,471
4.500%, 10/1/20		38,000	41,906
3.245%, 5/6/22		75,000	76,019
British Sky Broadcasting Group plc
3.125%, 11/26/22§		150,000	143,689
British Telecommunications plc
5.950%, 1/15/18		100,000	114,059
Diageo Capital plc
5.500%, 9/30/16		113,000	124,451
EnQuest plc
7.000%, 4/15/22§		200,000	206,000
Ensco plc
3.250%, 3/15/16		19,000	19,746
GHD Bondco plc
7.000%, 4/15/20§	GBP	150,000	256,736
GlaxoSmithKline Capital plc
1.500%, 5/8/17		$75,000	75,822
Heathrow Funding Ltd.
4.600%, 2/15/18 (m)	EUR	344,000	531,784
HSBC Holdings plc
5.100%, 4/5/21		$150,000	170,762
Imperial Tobacco Finance plc
2.250%, 2/26/21 (b)(m)	EUR	600,000	845,864
Jaguar Land Rover Automotive plc
8.250%, 3/15/20 (m)	GBP	169,000	323,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Lloyds Bank plc
2.300%, 11/27/18		$200,000	$203,163
Rio Tinto Finance USA plc
3.500%, 3/22/22		113,000	115,505
Royal Bank of Scotland Group plc
1.875%, 3/31/17		100,000	100,693
Royal Bank of Scotland plc
5.625%, 8/24/20		94,000	107,318
United Utilities Water plc
4.250%, 1/24/20	EUR	376,000	596,125
Vodafone Group plc
5.450%, 6/10/19		$113,000	129,426
2.950%, 2/19/23		94,000	90,849

Total United Kingdom			6,631,823

United States (51.6%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	65,326
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	93,438
AbbVie, Inc.
2.000%, 11/6/18		131,000	130,882
2.900%, 11/6/22		131,000	126,414
ACE INA Holdings, Inc.
2.600%, 11/23/15		94,000	96,407
3.350%, 5/15/24		100,000	100,669
Actavis, Inc.
3.250%, 10/1/22		75,000	73,559
Aetna, Inc.
2.200%, 3/15/19		250,000	250,934
Aflac, Inc.
2.650%, 2/15/17		150,000	156,261
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	56,310
Air Lease Corp.
5.625%, 4/1/17		50,000	54,625
Allstate Corp.
3.150%, 6/15/23		94,000	93,727
Altria Group, Inc.
9.700%, 11/10/18		13,000	17,017
9.250%, 8/6/19		42,000	55,843
2.950%, 5/2/23		94,000	89,352
4.000%, 1/31/24		100,000	102,712
American Electric Power Co., Inc.
1.650%, 12/15/17		100,000	100,522
American Express Co.
7.000%, 3/19/18		103,000	122,574
2.650%, 12/2/22		203,000	198,145
American Express Credit Corp.
1.750%, 6/12/15		131,000	132,667
1.125%, 6/5/17		200,000	199,800
American Honda Finance Corp.
1.125%, 10/7/16		250,000	251,831
American International Group, Inc.
5.850%, 1/16/18		94,000	106,582
4.875%, 6/1/22		150,000	166,362
American Tower Corp.
5.050%, 9/1/20		113,000	125,664
5.000%, 2/15/24		100,000	108,595
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	107,386
4.000%, 10/15/23		100,000	105,269

Amgen, Inc.
2.300%, 6/15/16		$19,000	$19,528
3.450%, 10/1/20		188,000	196,461
3.625%, 5/15/22		56,000	57,682
Amphenol Corp.
2.550%, 1/30/19		75,000	76,007
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	42,954
Anheuser-Busch InBev Finance, Inc.
1.125%, 1/27/17		100,000	100,442
1.250%, 1/17/18		150,000	148,947
2.150%, 2/1/19		250,000	251,596
2.625%, 1/17/23		94,000	90,122
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	51,988
Aon Corp.
5.000%, 9/30/20		113,000	126,631
Apache Corp.
5.625%, 1/15/17		85,000	94,707
Apple, Inc.
1.000%, 5/3/18		94,000	91,843
2.100%, 5/6/19		150,000	150,825
2.850%, 5/6/21		250,000	252,141
Applied Materials, Inc.
4.300%, 6/15/21		75,000	81,375
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%, 2/6/17§		100,000	100,305
Associates Corp. of North America
6.950%, 11/1/18		38,000	45,386
AT&T, Inc.
5.500%, 2/1/18		64,000	72,424
5.800%, 2/15/19		188,000	218,564
3.875%, 8/15/21		113,000	119,266
2.625%, 12/1/22		94,000	89,879
Atmos Energy Corp.
8.500%, 3/15/19		56,000	71,501
Autodesk, Inc.
1.950%, 12/15/17		28,000	28,267
AutoZone, Inc.
4.000%, 11/15/20		94,000	99,835
AvalonBay Communities, Inc.
3.625%, 10/1/20		100,000	104,435
Avon Products, Inc.
4.600%, 3/15/20		75,000	77,746
Baltimore Gas & Electric Co.
5.900%, 10/1/16		94,000	104,237
Bank of America Corp.
4.750%, 8/1/15		115,000	120,010
5.250%, 12/1/15		38,000	39,959
1.250%, 1/11/16		188,000	189,492
3.750%, 7/12/16		55,000	57,857
5.625%, 10/14/16		115,000	126,196
5.700%, 5/2/17		250,000	277,395
5.650%, 5/1/18		390,000	442,312
2.600%, 1/15/19		200,000	202,702
2.650%, 4/1/19		100,000	101,227
7.625%, 6/1/19		190,000	234,495
5.625%, 7/1/20		190,000	218,775
4.125%, 1/22/24		100,000	103,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Bank of New York Mellon Corp.
0.700%, 10/23/15	$56,000	$56,215
4.150%, 2/1/21	113,000	123,405
Baxter International, Inc.
5.375%, 6/1/18	113,000	128,156
BB&T Corp.
3.200%, 3/15/16	188,000	195,456
2.250%, 2/1/19	100,000	101,082
Beam Suntory, Inc.
5.375%, 1/15/16	27,000	28,683
Bear Stearns Cos. LLC
5.300%, 10/30/15	38,000	40,281
4.650%, 7/2/18	75,000	82,483
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	56,000	64,079
2.000%, 11/15/18	130,000	130,254
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	93,195
Boeing Capital Corp.
2.900%, 8/15/18	94,000	98,912
Boston Properties LP
5.000%, 6/1/15	128,000	133,080
5.625%, 11/15/20	100,000	115,394
Boston Scientific Corp.
2.650%, 10/1/18	100,000	101,920
Bristol-Myers Squibb Co.
1.750%, 3/1/19	100,000	99,059
2.000%, 8/1/22	94,000	87,412
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	157,278
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	75,000	86,089
3.050%, 3/15/22	94,000	94,399
3.750%, 4/1/24	25,000	25,836
CA, Inc.
2.875%, 8/15/18	100,000	102,287
Capital One Bank USA N.A.
3.375%, 2/15/23	300,000	298,527
Cardinal Health, Inc.
3.200%, 6/15/22	75,000	75,140
Caterpillar Financial Services Corp.
5.500%, 3/15/16	75,000	81,225
1.350%, 9/6/16	100,000	101,250
7.150%, 2/15/19	60,000	73,779
2.100%, 6/9/19	250,000	250,558
Caterpillar, Inc.
2.600%, 6/26/22	56,000	54,704
CBS Corp.
5.750%, 4/15/20	94,000	108,834
Celgene Corp.
3.950%, 10/15/20	19,000	20,242
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	71,626
CF Industries, Inc.
7.125%, 5/1/20	56,000	68,779
Charles Schwab Corp.
3.225%, 9/1/22	188,000	190,762
Chevron Corp.
3.191%, 6/24/23	75,000	76,238
Chubb Corp.
6.375%, 3/29/67 (l)	38,000	42,228

Cigna Corp.
4.500%, 3/15/21	$94,000	$103,237
Cintas Corp. No. 2
2.850%, 6/1/16	113,000	116,664
Cisco Systems, Inc.
4.450%, 1/15/20	188,000	207,916
3.625%, 3/4/24	100,000	102,752
Citigroup, Inc.
5.300%, 1/7/16	94,000	100,288
1.300%, 4/1/16	188,000	188,987
5.850%, 8/2/16	100,000	109,570
1.750%, 5/1/18	94,000	93,289
8.500%, 5/22/19	188,000	240,427
5.375%, 8/9/20	38,000	43,508
3.875%, 10/25/23	100,000	102,209
3.750%, 6/16/24	200,000	200,476
Cliffs Natural Resources, Inc.
4.875%, 4/1/21	56,000	55,212
CNA Financial Corp.
5.875%, 8/15/20	56,000	65,541
Coca-Cola Co.
1.800%, 9/1/16	75,000	76,754
3.150%, 11/15/20	169,000	176,711
3.200%, 11/1/23	100,000	101,194
Colgate-Palmolive Co.
1.500%, 11/1/18	100,000	99,260
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	55,097
Comcast Corp.
6.500%, 1/15/17	75,000	85,267
5.150%, 3/1/20	94,000	107,629
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	155,647
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	95,000	104,272
ConAgra Foods, Inc.
3.200%, 1/25/23	94,000	89,884
Connecticut Light & Power Co.
2.500%, 1/15/23	94,000	89,723
ConocoPhillips Co.
2.400%, 12/15/22	94,000	90,304
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	131,000	150,752
Consumers Energy Co.
6.700%, 9/15/19	94,000	113,898
Continental Resources, Inc.
5.000%, 9/15/22	100,000	108,785
4.500%, 4/15/23	50,000	53,457
3.800%, 6/1/24§	100,000	100,883
Corning, Inc.
4.250%, 8/15/20	56,000	61,456
Costco Wholesale Corp.
5.500%, 3/15/17	38,000	42,571
Credit Suisse USA, Inc.
5.850%, 8/16/16	75,000	82,579
CRH America, Inc.
6.000%, 9/30/16	113,000	124,876
CSX Corp.
7.375%, 2/1/19	98,000	119,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

CVS Caremark Corp.
5.750%, 6/1/17	$83,000	$93,444
2.250%, 12/5/18	250,000	253,578
Danaher Corp.
2.300%, 6/23/16	94,000	96,937
3.900%, 6/23/21	38,000	40,907
Deere & Co.
4.375%, 10/16/19	131,000	145,389
2.600%, 6/8/22	38,000	37,150
Delphi Corp.
4.150%, 3/15/24 (b)	100,000	102,500
Devon Energy Corp.
4.000%, 7/15/21	113,000	120,613
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	38,000	39,379
4.600%, 2/15/21	188,000	204,793
Discovery Communications LLC
5.050%, 6/1/20	38,000	42,673
4.375%, 6/15/21	38,000	41,081
Dollar General Corp.
1.875%, 4/15/18	56,000	55,567
Dominion Gas Holdings LLC
1.050%, 11/1/16§	100,000	99,304
Dominion Resources, Inc.
8.875%, 1/15/19	145,000	185,865
Dow Chemical Co.
8.550%, 5/15/19	113,000	145,514
4.250%, 11/15/20	94,000	101,985
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	56,000	57,843
DTE Energy Co.
6.350%, 6/1/16	34,000	37,568
Duke Energy Corp.
3.950%, 10/15/23	100,000	105,281
Duke Energy Indiana, Inc.
3.750%, 7/15/20	38,000	40,701
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	56,000	61,863
Eastman Chemical Co.
3.600%, 8/15/22	75,000	76,780
Eaton Corp.
2.750%, 11/2/22	94,000	90,803
eBay, Inc.
3.250%, 10/15/20	38,000	39,350
Ecolab, Inc.
4.350%, 12/8/21	94,000	102,957
Edison International
3.750%, 9/15/17	19,000	20,214
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	75,000	87,765
EMC Corp.
1.875%, 6/1/18	150,000	150,986
Emerson Electric Co.
2.625%, 2/15/23	94,000	91,192
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	161,839
Entergy Corp.
5.125%, 9/15/20	113,000	125,784
Enterprise Products Operating LLC
3.350%, 3/15/23	94,000	93,855
3.900%, 2/15/24	50,000	51,603

EOG Resources, Inc.
5.625%, 6/1/19	$28,000	$32,471
4.100%, 2/1/21	75,000	81,542
EQT Corp.
4.875%, 11/15/21	94,000	102,783
Essex Portfolio LP
3.875%, 5/1/24§	100,000	101,329
Expedia, Inc.
5.950%, 8/15/20	56,000	63,454
Express Scripts Holding Co.
2.250%, 6/15/19	150,000	149,398
3.900%, 2/15/22	94,000	98,404
Exxon Mobil Corp.
3.176%, 3/15/24	100,000	102,018
Federal Farm Credit Bank
4.875%, 1/17/17	383,000	422,368
Federal Home Loan Bank
0.375%, 8/28/15	1,000,000	1,002,167
5.250%, 6/5/17	1,015,000	1,140,671
Federal Home Loan Mortgage Corp.
0.500%, 5/13/16	251,000	251,293
2.000%, 8/25/16	131,000	134,972
0.875%, 10/14/16	500,000	502,651
5.125%, 11/17/17	275,000	311,575
0.875%, 3/7/18	500,000	492,870
2.375%, 1/13/22	1,414,000	1,411,236
Federal National Mortgage Association
0.500%, 7/2/15	657,000	659,107
1.250%, 9/28/16	400,000	406,034
0.750%, 11/14/16	650,000	650,006
0.750%, 11/25/16	400,000	399,941
5.375%, 6/12/17	488,000	550,955
0.875%, 5/21/18	188,000	184,639
1.875%, 9/18/18	250,000	253,875
1.625%, 11/27/18	350,000	351,419
1.750%, 6/20/19	800,000	801,998
FedEx Corp.
2.625%, 8/1/22	19,000	18,237
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	73,210
3.875%, 6/5/24	100,000	100,501
Fifth Third Bancorp
3.625%, 1/25/16	150,000	156,490
2.300%, 3/1/19	75,000	75,377
Financing Corp.
9.800%, 4/6/18	150,000	196,997
Fiserv, Inc.
4.750%, 6/15/21	56,000	60,932
Florida Power & Light Co.
3.250%, 6/1/24	100,000	100,260
Flowserve Corp.
4.000%, 11/15/23	50,000	50,918
Ford Motor Credit Co. LLC
4.250%, 2/3/17	200,000	214,541
3.000%, 6/12/17	200,000	208,506
1.724%, 12/6/17	250,000	249,862
2.875%, 10/1/18	200,000	206,313
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18	100,000	101,480
3.100%, 3/15/20	94,000	94,993
3.550%, 3/1/22	94,000	93,054

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Gap, Inc.
5.950%, 4/12/21		$56,000	$64,518
GATX Corp.
2.375%, 7/30/18		94,000	94,784
General Dynamics Corp.
3.875%, 7/15/21		38,000	40,659
2.250%, 11/15/22		56,000	52,757
General Electric Capital Corp.
1.000%, 1/8/16		188,000	189,113
5.000%, 1/8/16		38,000	40,518
1.500%, 7/12/16		188,000	190,510
5.400%, 2/15/17		113,000	125,531
1.250%, 5/15/17		250,000	250,676
5.625%, 9/15/17		38,000	43,076
6.000%, 8/7/19		150,000	177,792
5.300%, 2/11/21		263,000	299,077
3.100%, 1/9/23		75,000	74,381
6.375%, 11/15/67 (b)(l)		75,000	83,250
General Electric Co.
5.250%, 12/6/17		75,000	84,541
2.700%, 10/9/22		75,000	73,393
General Mills, Inc.
5.650%, 2/15/19		94,000	108,985
Genworth Holdings, Inc.
7.200%, 2/15/21		94,000	114,066
Georgia Power Co.
3.000%, 4/15/16		94,000	97,927
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	124,357
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		94,000	107,806
2.800%, 3/18/23		94,000	91,358
Goldman Sachs Group, Inc.
5.625%, 1/15/17		207,000	227,933
6.150%, 4/1/18		282,000	323,989
2.625%, 1/31/19		275,000	278,713
6.000%, 6/15/20		188,000	219,214
3.625%, 1/22/23		56,000	56,259
Google, Inc.
2.125%, 5/19/16		75,000	77,242
Great Plains Energy, Inc.
4.850%, 6/1/21		38,000	41,738
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		56,000	64,333
HCP, Inc.
3.750%, 2/1/16		38,000	39,733
6.000%, 1/30/17		96,000	107,570
2.625%, 2/1/20		94,000	94,063
Health Care REIT, Inc.
3.625%, 3/15/16		38,000	39,698
4.700%, 9/15/17		188,000	205,948
Hewlett-Packard Co.
5.500%, 3/1/18		225,000	254,592
2.750%, 1/14/19		100,000	102,603
Hillshire Brands Co.
2.750%, 9/15/15		94,000	95,675
Historic TW, Inc.
6.875%, 6/15/18		38,000	45,240

Home Depot, Inc.
5.400%, 3/1/16		$188,000	$202,533
2.000%, 6/15/19		250,000	249,567
Honeywell International, Inc.
5.300%, 3/1/18		64,000	72,525
Hospitality Properties Trust
6.300%, 6/15/16		97,000	103,617
HSBC Finance Corp.
5.500%, 1/19/16		131,000	140,272
6.676%, 1/15/21		83,000	99,322
HSBC USA, Inc.
1.625%, 1/16/18		100,000	100,018
2.250%, 6/23/19		300,000	299,595
Ingram Micro, Inc.
5.250%, 9/1/17		38,000	41,664
Intel Corp.
3.300%, 10/1/21		94,000	97,210
2.700%, 12/15/22		75,000	72,792
International Business Machines Corp.
0.450%, 5/6/16		131,000	130,581
1.950%, 2/12/19		150,000	150,971
International Paper Co.
7.500%, 8/15/21		94,000	119,641
4.750%, 2/15/22		56,000	61,963
3.650%, 6/15/24		100,000	99,674
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	189,000	261,412
Jefferies Group LLC
5.125%, 4/13/18		$75,000	82,406
John Deere Capital Corp.
1.050%, 10/11/16		150,000	150,805
1.125%, 6/12/17		250,000	250,106
Johnson & Johnson
3.375%, 12/5/23		50,000	52,315
JPMorgan Chase & Co.
5.150%, 10/1/15		113,000	119,289
1.125%, 2/26/16		438,000	439,723
1.350%, 2/15/17		150,000	150,669
1.625%, 5/15/18		94,000	93,611
4.250%, 10/15/20		376,000	408,078
3.250%, 9/23/22		301,000	301,445
3.200%, 1/25/23		131,000	129,807
3.625%, 5/13/24		100,000	100,051
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		250,000	284,704
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	40,908
Kellogg Co.
4.000%, 12/15/20		94,000	99,682
KeyCorp
5.100%, 3/24/21		75,000	84,854
Kimberly-Clark Corp.
4.875%, 8/15/15		225,000	235,734
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		150,000	178,984
Kohl’s Corp.
4.750%, 12/15/23		50,000	53,466
Kraft Foods Group, Inc.
5.375%, 2/10/20		98,000	111,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Kroger Co.
6.150%, 1/15/20	$94,000	$110,436
L-3 Communications Corp.
3.950%, 11/15/16	56,000	59,464
4.950%, 2/15/21	56,000	62,205
Laboratory Corp. of America Holdings
2.500%, 11/1/18	100,000	101,489
Leucadia National Corp.
5.500%, 10/18/23	50,000	52,900
LG&E and KU Energy LLC
3.750%, 11/15/20	75,000	79,120
Liberty Property LP
4.125%, 6/15/22	56,000	58,127
Life Technologies Corp.
5.000%, 1/15/21	75,000	84,145
Lincoln National Corp.
4.850%, 6/24/21	56,000	62,449
Lockheed Martin Corp.
4.250%, 11/15/19	113,000	124,688
Lorillard Tobacco Co.
6.875%, 5/1/20	38,000	44,995
Lowe’s Cos., Inc.
5.400%, 10/15/16	56,000	61,501
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24	100,000	99,250
Marathon Oil Corp.
2.800%, 11/1/22	75,000	72,694
Marathon Petroleum Corp.
5.125%, 3/1/21	94,000	106,361
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	77,000	100,435
3.500%, 6/3/24	100,000	98,976
McDonald’s Corp.
5.350%, 3/1/18	75,000	85,038
3.250%, 6/10/24	150,000	150,769
McKesson Corp.
3.250%, 3/1/16	131,000	136,102
2.284%, 3/15/19	150,000	150,514
Medco Health Solutions, Inc.
7.125%, 3/15/18	38,000	44,857
4.125%, 9/15/20	75,000	80,431
Medtronic, Inc.
4.450%, 3/15/20	94,000	104,119
2.750%, 4/1/23	56,000	53,936
Merck & Co., Inc.
1.300%, 5/18/18	94,000	92,959
MetLife, Inc.
6.817%, 8/15/18	68,000	81,219
4.750%, 2/8/21	100,000	111,280
Microsoft Corp.
1.000%, 5/1/18	113,000	111,669
1.625%, 12/6/18	150,000	150,281
3.000%, 10/1/20	56,000	58,395
Mondelez International, Inc.
2.250%, 2/1/19	100,000	100,942
5.375%, 2/10/20	90,000	103,426
Monsanto Co.
2.750%, 7/15/21	35,000	34,968
Moody’s Corp.
4.500%, 9/1/22	19,000	19,978

Morgan Stanley
1.750%, 2/25/16	$250,000	$253,463
2.500%, 1/24/19	150,000	151,815
7.300%, 5/13/19	282,000	345,274
5.500%, 1/26/20	150,000	171,969
5.750%, 1/25/21	188,000	218,686
3.750%, 2/25/23	56,000	56,764
Motorola Solutions, Inc.
3.750%, 5/15/22	56,000	55,635
Murphy Oil Corp.
3.700%, 12/1/22	75,000	74,828
Murray Street Investment Trust I
4.647%, 3/9/17 (e)	94,000	101,597
Nabors Industries, Inc.
4.625%, 9/15/21	94,000	101,927
NASDAQ OMX Group, Inc.
5.550%, 1/15/20	75,000	82,624
National Oilwell Varco, Inc.
2.600%, 12/1/22	113,000	108,810
National Retail Properties, Inc.
3.900%, 6/15/24	100,000	100,341
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	75,000	83,850
2.150%, 2/1/19	200,000	202,609
NBCUniversal Media LLC
2.875%, 4/1/16	250,000	259,389
4.375%, 4/1/21	150,000	165,806
2.875%, 1/15/23	94,000	93,477
NetApp, Inc.
2.000%, 12/15/17	38,000	38,529
3.375%, 6/15/21	100,000	100,034
New Jersey Economic Development Authority, School Facilities Construction Refunding Bonds, Series QQ
1.096%, 6/15/16	50,000	49,917
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	41,225
Newmont Mining Corp.
3.500%, 3/15/22	94,000	90,652
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	56,000	61,532
2.700%, 9/15/19	150,000	151,881
NiSource Finance Corp.
6.125%, 3/1/22	100,000	117,831
Noble Energy, Inc.
4.150%, 12/15/21	94,000	100,655
Norfolk Southern Corp.
5.900%, 6/15/19	103,000	120,389
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,788
Occidental Petroleum Corp.
2.700%, 2/15/23	94,000	91,167
Omnicom Group, Inc.
5.900%, 4/15/16	38,000	41,265
4.450%, 8/15/20	38,000	41,363
3.625%, 5/1/22	19,000	19,454
ONEOK Partners LP
8.625%, 3/1/19	94,000	118,780
Oracle Corp.
5.750%, 4/15/18	188,000	215,730
2.500%, 10/15/22	75,000	71,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Pacific Gas & Electric Co.
8.250%, 10/15/18	$38,000	$47,310
3.500%, 10/1/20	56,000	59,080
PepsiCo, Inc.
5.000%, 6/1/18	94,000	105,813
7.900%, 11/1/18	19,000	23,647
2.750%, 3/1/23	200,000	194,917
Pfizer, Inc.
4.650%, 3/1/18	38,000	42,200
6.200%, 3/15/19	94,000	111,839
2.100%, 5/15/19	100,000	100,473
Philip Morris International, Inc.
5.650%, 5/16/18	75,000	85,982
3.600%, 11/15/23	50,000	51,622
Phillips 66
2.950%, 5/1/17	56,000	58,737
Pitney Bowes, Inc.
4.750%, 5/15/18	38,000	41,166
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	79,000	92,505
3.850%, 10/15/23	150,000	154,014
PNC Funding Corp.
5.250%, 11/15/15	75,000	79,366
5.125%, 2/8/20	188,000	214,374
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	50,292
Precision Castparts Corp.
2.500%, 1/15/23	38,000	36,304
Pride International, Inc.
8.500%, 6/15/19	75,000	95,247
Procter & Gamble Co.
4.850%, 12/15/15	38,000	40,375
4.700%, 2/15/19	131,000	147,771
Progress Energy, Inc.
4.400%, 1/15/21	94,000	102,460
Progressive Corp.
3.750%, 8/23/21	56,000	59,438
Prologis LP
4.500%, 8/15/17	38,000	41,093
6.875%, 3/15/20	34,000	40,668
3.350%, 2/1/21	150,000	152,064
Prudential Financial, Inc.
5.875%, 9/15/42 (l)	100,000	108,630
PSEG Power LLC
5.500%, 12/1/15	85,000	91,125
Quest Diagnostics, Inc.
3.200%, 4/1/16	188,000	194,954
QVC, Inc.
3.125%, 4/1/19	250,000	253,800
Raytheon Co.
3.125%, 10/15/20	94,000	97,260
Realty Income Corp.
3.250%, 10/15/22	56,000	54,623
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	53,550
Republic Services, Inc.
5.250%, 11/15/21	94,000	107,115
Reynolds American, Inc.
3.250%, 11/1/22	56,000	53,921

Roper Industries, Inc.
3.125%, 11/15/22	$75,000	$72,980
Rowan Cos., Inc.
4.875%, 6/1/22	28,000	30,133
Ryder System, Inc.
3.500%, 6/1/17	75,000	79,714
Safeway, Inc.
5.000%, 8/15/19 (b)	43,000	44,720
3.950%, 8/15/20 (b)	19,000	19,190
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	104,616
Senior Housing Properties Trust
3.250%, 5/1/19	100,000	101,401
Simon Property Group LP
6.100%, 5/1/16	45,000	48,824
2.200%, 2/1/19	100,000	100,995
5.650%, 2/1/20	188,000	219,458
Southern California Edison Co.
3.875%, 6/1/21	19,000	20,438
Southwest Airlines Co.
5.125%, 3/1/17 (b)	38,000	41,491
Southwestern Electric Power Co.
6.450%, 1/15/19	56,000	66,344
Southwestern Energy Co.
4.100%, 3/15/22	94,000	99,672
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	54,605
Starbucks Corp.
3.850%, 10/1/23	50,000	52,624
State of California, Various Purposes, General Obligation Bonds, Series 2010
3.950%, 11/1/15	95,000	99,383
State of Illinois, General Obligation Bonds,
Series 2011 5.365%, 3/1/17	190,000	207,934
5.877%, 3/1/19	40,000	45,061
State Street Bank & Trust Co.
5.300%, 1/15/16	100,000	106,313
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	56,000	58,589
3.500%, 1/20/17	94,000	99,526
Target Corp.
6.000%, 1/15/18	100,000	114,785
2.300%, 6/26/19	250,000	251,785
Tennessee Valley Authority
5.500%, 7/18/17	676,000	765,338
6.250%, 12/15/17	38,000	44,514
4.500%, 4/1/18	94,000	104,743
Textron, Inc.
4.300%, 3/1/24	100,000	103,929
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	166,054
Time Warner Cable, Inc.
8.250%, 4/1/19	200,000	253,350
Time Warner, Inc.
4.700%, 1/15/21	188,000	207,849
3.550%, 6/1/24	150,000	148,853
Toyota Motor Credit Corp.
2.800%, 1/11/16	188,000	194,652
0.800%, 5/17/16	56,000	56,121
3.300%, 1/12/22	94,000	96,977

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Travelers Cos., Inc.
5.750%, 12/15/17	$113,000	$129,698
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	79,103
U.S. Bancorp/Minnesota
2.200%, 11/15/16	188,000	194,024
2.200%, 4/25/19	150,000	151,432
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	153,991
8.125%, 5/15/21	750,000	1,044,234
7.125%, 2/15/23	188,000	259,047
U.S. Treasury Notes
1.750%, 7/31/15	850,000	864,672
0.250%, 8/15/15	630,000	630,591
1.250%, 9/30/15	4,815,000	4,879,702
0.250%, 10/31/15	1,500,000	1,501,289
1.250%, 10/31/15	3,005,000	3,047,287
0.375%, 11/15/15	1,127,000	1,129,559
0.250%, 12/15/15	3,000,000	3,000,469
2.125%, 12/31/15	6,878,000	7,069,765
0.375%, 4/30/16	2,000,000	1,999,375
2.625%, 4/30/16	463,000	481,929
5.125%, 5/15/16	3,238,000	3,523,096
0.375%, 5/31/16	2,000,000	1,998,203
1.750%, 5/31/16	3,650,000	3,742,373
0.500%, 6/30/16	2,000,000	2,001,719
1.500%, 6/30/16	376,000	383,751
3.250%, 6/30/16	1,700,000	1,794,430
4.875%, 8/15/16	526,000	574,552
1.000%, 8/31/16	1,691,000	1,708,488
0.625%, 10/15/16	2,000,000	2,002,070
3.125%, 10/31/16	465,000	492,355
0.875%, 12/31/16	2,500,000	2,513,013
0.750%, 1/15/17	300,000	300,498
3.250%, 3/31/17	406,000	433,401
0.875%, 4/30/17	503,000	503,899
0.625%, 5/31/17	1,014,000	1,007,207
2.750%, 5/31/17	1,127,000	1,188,633
0.875%, 6/15/17	1,500,000	1,500,571
0.750%, 6/30/17	1,000,000	995,967
2.500%, 6/30/17	1,987,000	2,081,537
4.750%, 8/15/17	2,776,000	3,102,831
0.625%, 8/31/17	1,691,000	1,672,488
1.875%, 8/31/17	1,623,000	1,669,059
1.875%, 9/30/17	841,000	864,242
0.750%, 10/31/17	1,127,000	1,116,104
1.875%, 10/31/17	1,089,000	1,119,224
4.250%, 11/15/17	1,063,000	1,175,944
0.750%, 12/31/17	693,000	684,215
2.750%, 12/31/17	2,149,000	2,270,742
0.750%, 2/28/18	1,503,000	1,479,413
2.750%, 2/28/18	939,000	992,699
0.625%, 4/30/18	2,818,000	2,751,540
2.625%, 4/30/18	939,000	988,078
1.375%, 6/30/18	376,000	376,863
1.375%, 7/31/18	880,000	881,152
1.500%, 8/31/18	51,000	51,266
1.250%, 10/31/18	2,350,000	2,331,916
1.250%, 11/30/18	1,700,000	1,684,627
1.500%, 12/31/18	3,005,000	3,006,585
1.250%, 1/31/19	450,000	444,924

1.375%, 2/28/19	$1,938,000	$1,923,767
1.500%, 2/28/19	600,000	599,010
1.625%, 3/31/19	400,000	401,168
3.125%, 5/15/19	500,000	536,201
1.500%, 5/31/19	500,000	497,495
1.625%, 6/30/19	2,000,000	2,000,000
3.625%, 8/15/19	843,000	925,464
3.375%, 11/15/19	1,469,000	1,596,146
3.625%, 2/15/20	1,011,000	1,111,952
3.500%, 5/15/20	351,000	383,766
1.375%, 5/31/20	639,000	621,172
2.625%, 8/15/20	376,000	391,293
2.000%, 9/30/20	550,000	551,031
2.625%, 11/15/20	1,774,000	1,842,690
2.000%, 11/30/20	600,000	599,684
2.375%, 12/31/20	350,000	357,547
3.625%, 2/15/21	1,000,000	1,100,654
3.125%, 5/15/21	1,446,000	1,543,774
2.125%, 6/30/21	3,400,000	3,399,469
2.125%, 8/15/21	188,000	187,879
2.000%, 11/15/21	1,722,000	1,700,441
2.000%, 2/15/22	488,000	480,413
1.750%, 5/15/22	564,000	542,894
1.625%, 8/15/22	1,503,000	1,426,911
1.625%, 11/15/22	376,000	355,349
2.000%, 2/15/23	742,000	720,436
1.750%, 5/15/23	1,200,000	1,136,648
2.500%, 8/15/23	750,000	754,468
2.750%, 11/15/23	1,350,000	1,383,658
2.750%, 2/15/24	2,550,000	2,607,923
2.500%, 5/15/24	1,500,000	1,497,891
Unilever Capital Corp.
2.750%, 2/10/16	150,000	155,475
Union Pacific Corp.
5.700%, 8/15/18	94,000	108,742
United Parcel Service, Inc.
3.125%, 1/15/21	75,000	78,485
United Technologies Corp.
3.100%, 6/1/22	56,000	56,636
UnitedHealth Group, Inc.
5.375%, 3/15/16	75,000	80,947
6.000%, 2/15/18	56,000	64,615
URS Corp.
3.850%, 4/1/17	56,000	58,318
Valero Energy Corp.
6.125%, 2/1/20	56,000	66,043
Ventas Realty LP
3.750%, 5/1/24	150,000	149,779
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	38,000	40,280
Verizon Communications, Inc.
2.500%, 9/15/16	200,000	205,781
1.350%, 6/9/17	300,000	300,217
4.500%, 9/15/20	100,000	109,619
5.150%, 9/15/23	400,000	445,080
Viacom, Inc.
3.500%, 4/1/17	94,000	99,625
3.875%, 12/15/21	75,000	77,967
Virginia Electric & Power Co.
5.400%, 1/15/16	38,000	40,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Voya Financial, Inc.
5.500%, 7/15/22	$100,000	$114,427
Wachovia Corp.
5.750%, 6/15/17	188,000	212,537
Walgreen Co.
3.100%, 9/15/22	19,000	18,615
Wal-Mart Stores, Inc.
1.950%, 12/15/18	250,000	251,945
3.625%, 7/8/20	113,000	121,201
3.250%, 10/25/20	113,000	118,329
Walt Disney Co.
3.750%, 6/1/21	19,000	20,400
Waste Management, Inc.
7.375%, 3/11/19	31,000	37,624
WellPoint, Inc.
2.300%, 7/15/18	250,000	254,405
Wells Fargo & Co.
5.125%, 9/15/16	38,000	41,554
1.150%, 6/2/17	250,000	249,457
1.500%, 1/16/18	94,000	93,518
2.150%, 1/15/19	150,000	151,331
3.500%, 3/8/22	56,000	57,994
3.450%, 2/13/23	94,000	93,378
Western Union Co.
5.930%, 10/1/16	38,000	41,735
Williams Cos., Inc.
4.550%, 6/24/24	150,000	150,954
Williams Partners LP
4.125%, 11/15/20	150,000	159,855
Wisconsin Electric Power Co.
2.950%, 9/15/21	75,000	75,692
Wyndham Worldwide Corp.
4.250%, 3/1/22	56,000	57,400
Xcel Energy, Inc.
4.700%, 5/15/20	94,000	104,373
Xerox Corp.
2.950%, 3/15/17	94,000	97,980
6.350%, 5/15/18	38,000	44,093
Yum! Brands, Inc.
3.875%, 11/1/20	75,000	77,914
Zoetis, Inc.
3.250%, 2/1/23	85,000	83,960

Total United States		179,055,770

Total Investments (94.1%) (Cost $316,462,539)		$326,660,154
Other Assets Less Liabilities (5.9%)		20,383,993

Net Assets (100%)		$347,044,147

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $4,143,295 or 1.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2014.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2014, the market value of these securities amounted to $37,977,887 or 10.9% of net assets.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— European Currency Unit
GBP	— British Pound
HUF	— Hungary Forint
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
ZAR	— South African Rand

At June 30, 2014 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Poland Zloty vs. U.S. Dollar, expiring 7/14/14	JPMorgan Chase Bank	18,250	5,994	$6,004,460	$5,994,022	$10,438
Japanese Yen vs. U.S. Dollar, expiring 8/8/14	JPMorgan Chase Bank	695,000	6,787	6,862,474	6,787,043	75,431
Japanese Yen vs. U.S. Dollar, expiring 8/8/14	JPMorgan Chase Bank	50,000	490	493,703	489,735	3,968
Japanese Yen vs. U.S. Dollar, expiring 9/30/14	JPMorgan Chase Bank	1,656,000	16,282	16,357,462	16,281,985	75,477
European Union Euro vs. U.S. Dollar, expiring 9/16/14	JPMorgan Chase Bank	3,250	4,400	4,451,518	4,400,325	51,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/11/14	JPMorgan Chase Bank	2,000	3,361	$3,420,779	$3,361,260	$59,519
British Pound vs. U.S. Dollar, expiring 9/11/14	JPMorgan Chase Bank	450	766	769,675	765,941	3,734
Malaysian Ringgit vs. U.S. Dollar, expiring 7/7/14	State Street Bank & Trust	14,000	4,311	4,358,364	4,311,141	47,223
U.S. Dollar vs. Malaysian Ringgit, expiring 7/7/14	State Street Bank & Trust	4,241	14,000	4,240,626	4,358,365	(117,739)
U.S. Dollar vs. Russian Ruble, expiring 7/10/14	State Street Bank & Trust	2,465	90,085	2,465,380	2,646,581	(181,201)
U.S. Dollar vs. Swedish Krona, expiring 7/31/14	JPMorgan Chase Bank	4,297	28,120	4,296,746	4,206,986	89,760
U.S. Dollar vs. Swedish Krona, expiring 7/31/14	JPMorgan Chase Bank	1,662	10,900	1,661,561	1,630,731	30,830
U.S. Dollar vs. Swedish Krona, expiring 7/31/14	JPMorgan Chase Bank	2,287	15,260	2,286,691	2,283,023	3,668
U.S. Dollar vs. Poland Zloty, expiring 7/14/14	JPMorgan Chase Bank	6,009	18,250	6,008,824	6,004,460	4,364
U.S. Dollar vs. Brazilian Real, expiring 9/8/14	State Street Bank & Trust	3,379	7,900	3,378,812	3,505,443	(126,631)
U.S. Dollar vs. New Zealand Dollar, expiring 9/15/14	JPMorgan Chase Bank	5,849	6,900	5,848,544	5,998,066	(149,522)
U.S. Dollar vs. Australian Dollar, expiring 9/17/14	JPMorgan Chase Bank	11,526	12,325	11,526,278	11,557,144	(30,866)
U.S. Dollar vs. British Pound, expiring 9/11/14	JPMorgan Chase Bank	373	220	372,529	376,286	(3,757)
U.S. Dollar vs. European Union Euro, expiring 9/16/14	JPMorgan Chase Bank	3,053	2,250	3,052,604	3,081,820	(29,216)
U.S. Dollar vs. South African Rand, expiring 8/29/14	JPMorgan Chase Bank	3,543	38,100	3,542,991	3,547,163	(4,172)
Canadian Dollar vs. U.S. Dollar, expiring 7/28/14	JPMorgan Chase Bank	2,485	2,247	2,327,206	2,247,065	80,141
Canadian Dollar vs. U.S. Dollar, expiring 7/28/14	JPMorgan Chase Bank	680	619	636,821	618,740	18,081
Canadian Dollar vs. U.S. Dollar, expiring 7/28/14	JPMorgan Chase Bank	3,975	3,640	3,722,594	3,640,237	82,357
Russian Ruble vs. U.S. Dollar, expiring 7/10/14	State Street Bank & Trust	32,750	902	962,152	901,955	60,197
Russian Ruble vs. U.S. Dollar, expiring 7/10/14	State Street Bank & Trust	12,950	355	380,454	354,600	25,854
Russian Ruble vs. U.S. Dollar, expiring 7/10/14	State Street Bank & Trust	3,645	99	107,086	99,292	7,794
Russian Ruble vs. U.S. Dollar, expiring 7/10/14	State Street Bank & Trust	19,225	529	564,806	529,454	35,352
Russian Ruble vs. U.S. Dollar, expiring 7/10/14	State Street Bank & Trust	21,515	594	632,083	593,632	38,451

						$160,728

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$7,854,954	$—	$7,854,954
Consumer Staples	—	9,208,713	—	9,208,713
Energy	—	7,914,659	—	7,914,659
Financials	—	33,800,778	—	33,800,778
Health Care	—	5,009,085	—	5,009,085
Industrials	—	6,385,852	—	6,385,852
Information Technology	—	4,739,597	—	4,739,597
Materials	—	3,805,251	—	3,805,251
Telecommunication Services	—	4,497,219	—	4,497,219
Utilities	—	5,686,508	—	5,686,508
Forward Currency Contracts	—	803,832	—	803,832
Government Securities
Foreign Governments	—	103,676,933	—	103,676,933
Municipal Bonds	—	506,567	—	506,567
Supranational	—	6,800,485	—	6,800,485
U.S. Government Agencies	—	10,124,774	—	10,124,774
U.S. Treasuries	—	116,648,779	—	116,648,779

Total Assets	$—	$327,463,986	$—	$327,463,986

Liabilities:
Forward Currency Contracts	$—	$(643,104)	$—	$(643,104)

Total Liabilities	$—	$(643,104)	$—	$(643,104)

Total	$—	$326,820,882	$—	$326,820,882

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	803,832
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$803,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(643,104)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(643,104)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(707,225)	—	(707,225)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(707,225)	$—	$(707,225)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(148,551)	—	(148,551)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(148,551)	$—	$(148,551)

^ This Portfolio held forward foreign currency contracts as hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $94,973,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$588,961	$(217,533)	$—	$371,428
State Street Bank & Trust	214,871	(214,871)	—	—

	$803,832	$(432,404)	$—	$371,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$217,533	$(217,533)	$—	$—
State Street Bank & Trust	425,571	(214,871)	—	210,700

	$643,104	$(432,404)	$—	$210,700

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$107,472,894
Long-term U.S. government debt securities	43,776,403

$151,249,297

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$60,081,779
Long-term U.S. government debt securities	37,670,660

$97,752,439

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,621,681
Aggregate gross unrealized depreciation	(1,431,925)

Net unrealized appreciation	$10,189,756

Federal income tax cost of investments	$316,470,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $316,462,539)	$326,660,154
Cash	36,293,240
Foreign cash (Cost $32,602)	32,645
Dividends, interest and other receivables	3,155,542
Receivable for securities sold	2,538,126
Unrealized appreciation on forward foreign currency contracts	803,832
Receivable from Separate Accounts for Trust shares sold	76,812
Other assets	522

Total assets	369,560,873

LIABILITIES
Payable for securities purchased	21,373,919
Unrealized depreciation on forward foreign currency contracts	643,104
Payable to Separate Accounts for Trust shares redeemed	150,877
Investment management fees payable	133,149
Administrative fees payable	50,095
Distribution fees payable – Class IB	19,109
Distribution fees payable – Class IA	3,913
Accrued expenses	142,560

Total liabilities	22,516,726

NET ASSETS	$347,044,147

Net assets were comprised of:
Paid in capital	$333,433,743
Accumulated undistributed net investment income (loss)	486,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	2,764,795
Net unrealized appreciation (depreciation) on investments and foreign currency translations	10,359,289

Net assets	$347,044,147

Class IA
Net asset value, offering and redemption price per share, $19,190,372 / 1,990,721 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.64

Class IB
Net asset value, offering and redemption price per share, $93,273,282 / 9,695,874 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.62

Class K
Net asset value, offering and redemption price per share, $234,580,493 / 24,241,446 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.68

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest (net of $703 foreign withholding tax)	$4,273,026

EXPENSES
Investment management fees	813,832
Administrative fees	216,807
Distribution fees – Class IB	115,528
Custodian fees	59,232
Distribution fees – Class IA	23,478
Professional fees	22,105
Printing and mailing expenses	14,122
Trustees’ fees	3,744
Miscellaneous	14,641

Gross expenses	1,283,489
Less: Waiver from investment manager	(34,483)

Net expenses	1,249,006

NET INVESTMENT INCOME (LOSS)	3,024,020

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	1,900,364
Foreign currency transactions	(707,667)

Net realized gain (loss)	1,192,697

Change in unrealized appreciation (depreciation) on:
Investments	6,012,299
Foreign currency translations	(151,253)

Net change in unrealized appreciation (depreciation)	5,861,046

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,053,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,077,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,024,020	$10,255,530
Net realized gain (loss) on investments and foreign currency transactions	1,192,697	7,178,569
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	5,861,046	(36,902,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,077,763	(19,468,877)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,535)
Class IB	—	(13,019)
Class K	—	(19,588)

	—	(35,142)

Distributions from net realized capital gains
Class IA	—	(579,322)
Class IB	—	(2,934,129)
Class K	—	(4,771,244)

	—	(8,284,695)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(8,319,837)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 197,693 and 565,787 shares, respectively ]	1,872,739	5,483,991
Capital shares issued in reinvestment of dividends and distributions [ 0 and 62,101 shares, respectively ]	—	581,857
Capital shares repurchased [ (233,782) and (760,227) shares, respectively ]	(2,211,475)	(7,384,925)

Total Class IA transactions	(338,736)	(1,319,077)

Class IB
Capital shares sold [ 454,187 and 3,177,440 shares, respectively ]	4,279,742	30,900,568
Capital shares issued in reinvestment of dividends and distributions [ 0 and 315,188 shares, respectively ]	—	2,947,148
Capital shares repurchased [ (782,690) and (9,860,057) shares, respectively ]	(7,384,023)	(95,628,238)
Capital shares repurchased in-kind (Note 9)[ 0 and (45,545,519) shares, respectively ]	—	(436,410,664)

Total Class IB transactions	(3,104,281)	(498,191,186)

Class K
Capital shares sold [ 8,203,158 and 4,882,326 shares, respectively ]	78,314,336	46,985,310
Capital shares issued in reinvestment of dividends and distributions [ 0 and 510,221 shares, respectively ]	—	4,790,832
Capital shares repurchased [ (1,195,755) and (2,188,305) shares, respectively ]	(11,345,861)	(21,113,099)

Total Class K transactions	66,968,475	30,663,043

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	63,525,458	(468,847,220)

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,603,221	(496,635,934)
NET ASSETS:
Beginning of period	273,440,926	770,076,860

End of period (a)	$347,044,147	$273,440,926

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$486,320	$(2,537,700)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.33	$9.88	$10.04	$9.97	$9.66	$9.56

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.18 (e)	0.19 (e)	0.21 (e)	0.28 (e)	0.34	(e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.22	(0.43)	0.18	0.27	0.34	(0.12)

Total from investment operations	0.31	(0.25)	0.37	0.48	0.62	0.22

Less distributions:
Dividends from net investment income	—	— #	(0.15)	(0.37)	(0.31)	(0.08)
Distributions from net realized gains	—	(0.30)	(0.38)	(0.04)	—	(0.04)

Total dividends and distributions	—	(0.30)	(0.53)	(0.41)	(0.31)	(0.12)

Net asset value, end of period	$9.64	$9.33	$9.88	$10.04	$9.97	$9.66

Total return (b)	3.32%	(2.54)%	3.76%	4.78%	6.44%	2.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,190	$18,909	$21,325	$20,439	$807,035	$708,202
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	0.97%	0.74%	0.74%	0.80%
Before waivers (a)	1.02%	1.02%	0.97%	0.74%	0.74%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.89%	1.86%	1.84%	2.05%	2.79%	3.58%
Before waivers (a)	1.86%	1.84%	1.84%	2.05%	2.79%	3.58%
Portfolio turnover rate (z)	34%	44%	36%	86%	148%	159%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.31	$9.85	$10.01	$9.95	$9.63	$9.56

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.18 (e)	0.18 (e)	0.21 (e)	0.25 (e)	0.23	(e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.22	(0.42)	0.19	0.23	0.35	(0.04)

Total from investment operations	0.31	(0.24)	0.37	0.44	0.60	0.19

Less distributions:
Dividends from net investment income	—	— #	(0.15)	(0.34)	(0.28)	(0.08)
Distributions from net realized gains	—	(0.30)	(0.38)	(0.04)	—	(0.04)

Total dividends and distributions	—	(0.30)	(0.53)	(0.38)	(0.28)	(0.12)

Net asset value, end of period	$9.62	$9.31	$9.85	$10.01	$9.95	$9.63

Total return (b)	3.33%	(2.45)%	3.72%	4.41%	6.28%	1.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93,273	$93,327	$610,175	$621,818	$573,902	$497,365
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.01%	0.99%	0.99%	1.05%
Before waivers (a)	1.02%	1.02%	1.01%	0.99%	0.99%	1.05	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.89%	1.84%	1.80%	2.09%	2.55%	2.50%
Before waivers (a)	1.86%	1.83%	1.80%	2.09%	2.55%	2.50%
Portfolio turnover rate (z)	34%	44%	36%	86%	148%	159%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$9.35	$9.88	$10.04	$10.53

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.20 (e)	0.21 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.23	(0.43)	0.18	(0.19)

Total from investment operations	0.33	(0.23)	0.39	(0.09)

Less distributions:
Dividends from net investment income	—	— #	(0.17)	(0.36)
Distributions from net realized gains	—	(0.30)	(0.38)	(0.04)

Total dividends and distributions	—	(0.30)	(0.55)	(0.40)

Net asset value, end of period	$9.68	$9.35	$9.88	$10.04

Total return (b)	3.53%	(2.34)%	3.97%	(0.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$234,580	$161,205	$138,577	$389,927
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.76%	0.74%
Before waivers (a)	0.77%	0.77%	0.76%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.14%	2.11%	2.05%	2.94%
Before waivers (a)	2.11%	2.09%	2.05%	2.94%
Portfolio turnover rate (z)	34%	44%	36%	86%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/HIGH YIELD BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2014	% of Net Assets
Corporate Bonds	77.8%
Investment Companies	10.8
Preferred Stocks	0.1
Equities & Warrants	0.0 #
Cash and Other	11.3

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,045.50	$6.09
Hypothetical (5% average return before expenses)	1,000.00	1,018.84	6.01
Class K
Actual	1,000.00	1,046.50	4.82
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (77.8%)
Consumer Discretionary (11.2%)
Auto Components (0.1%)
Chassix, Inc.
9.250%, 8/1/18§	$157,000	$170,738

Automobiles (0.2%)
General Motors Co.
4.875%, 10/2/23§	307,000	323,517

Diversified Consumer Services (0.1%)
ServiceMaster Co.
7.450%, 8/15/27	145,000	153,700

Hotels, Restaurants & Leisure (1.8%)
Dave & Buster’s Entertainment, Inc.
(Zero Coupon), 2/15/16§	216,000	183,600
Dave & Buster’s, Inc.
11.000%, 6/1/18	400,000	423,000
Landry’s, Inc.
9.375%, 5/1/20§	659,000	724,900
MGM Resorts International
10.000%, 11/1/16	100,000	118,380
11.375%, 3/1/18	350,000	453,670
Pinnacle Entertainment, Inc.
8.750%, 5/15/20	109,000	118,537
Royal Caribbean Cruises Ltd.
11.875%, 7/15/15	185,000	204,888
5.250%, 11/15/22	240,000	253,350
7.500%, 10/15/27	169,000	192,660
Scientific Games International, Inc.
6.625%, 5/15/21§	370,000	362,600

		3,035,585

Household Durables (0.8%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
6.125%, 7/1/22§	376,000	391,040
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§	136,000	145,520
PulteGroup, Inc.
7.875%, 6/15/32	150,000	169,406
RSI Home Products, Inc.
6.875%, 3/1/18§	464,000	493,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/1/24§	200,000	198,000

		1,396,966

Internet & Catalog Retail (0.4%)
SITEL LLC/Sitel Finance Corp.
11.500%, 4/1/18	780,000	769,314

Media (5.7%)
Altice S.A.
7.750%, 5/15/22§	789,000	840,285
AMC Entertainment, Inc.
9.750%, 12/1/20	500,000	571,400
Cablevision Systems Corp.
7.750%, 4/15/18	90,000	101,592
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20	$447,000	$481,642
Crown Media Holdings, Inc.
10.500%, 7/15/19	447,000	503,434
CSC Holdings LLC
5.250%, 6/1/24§	672,000	662,760
DCP LLC/DCP Corp.
10.750%, 8/15/15§	525,000	528,937
DISH DBS Corp.
5.875%, 7/15/22	284,000	308,495
5.000%, 3/15/23	300,000	305,640
Emerald 3 Ltd.
Term Loan 8.000%, 5/9/22	325,000	324,188
Gray Television, Inc.
7.500%, 10/1/20	372,000	399,900
Igloo Holdings Corp.
9.000%, 12/15/17 PIK§	817,000	833,851
IMG Worldwide, Inc.
Term Loan 8.250%, 2/25/22	275,000	278,609
Interactive Data Corp.
5.875%, 4/15/19§	126,000	127,260
Live Nation Entertainment, Inc.
7.000%, 9/1/20§	697,000	763,215
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17 (b)(h)*†	1,916,000	—
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 4/1/21	250,000	286,875
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	274,000	294,550
Numericable Group S.A.
4.875%, 5/15/19§	200,000	205,000
6.000%, 5/15/22§	125,000	130,000
6.250%, 5/15/24§	200,000	208,240
Regal Entertainment Group
5.750%, 3/15/22	500,000	515,625
Sirius XM Radio, Inc.
6.000%, 7/15/24§	450,000	468,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, 1/15/23§	499,000	516,465
Videotron Ltd.
5.375%, 6/15/24§	100,000	102,500

		9,758,463

Multiline Retail (0.2%)
99 Cents Only Stores
11.000%, 12/15/19	225,000	250,313
Neiman Marcus Group Ltd. LLC
9.500%, 10/15/21 PIK§	70,000	76,475

		326,788

Specialty Retail (1.9%)
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.000%, 2/15/18 PIK§	48,000	49,200
Chinos Intermediate Holdings A, Inc.
8.500%, 5/1/19 PIK§	222,000	223,110
Claire’s Stores, Inc.
7.750%, 6/1/20§	325,000	236,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Hillman Group, Inc.
6.375%, 7/15/22§	$750,000	$750,000
Hot Topic, Inc.
9.250%, 6/15/21§	125,000	138,125
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%, 8/1/18 PIK§	304,000	310,460
Michaels Stores, Inc.
5.875%, 12/15/20§	180,000	183,825
New Academy Finance Co. LLC/New Academy Finance Corp.
8.750%, 6/15/18 PIK§	425,000	434,031
New Look Bondco I plc
8.375%, 5/14/18§	200,000	214,500
Outerwall, Inc.
6.000%, 3/15/19	278,000	289,120
Party City Holdings, Inc.
8.875%, 8/1/20	110,000	121,550
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.750%, 8/15/19 PIK§	353,000	360,060
Petco Animal Supplies, Inc.
9.250%, 12/1/18§	29,000	31,139

		3,341,557

Total Consumer Discretionary		19,276,628

Consumer Staples (4.3%)
Beverages (0.2%)
Constellation Brands, Inc.
4.250%, 5/1/23	122,000	121,854
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	245,000	241,937

		363,791

Food & Staples Retailing (1.2%)
BI-LO LLC/BI-LO Finance Corp.
9.375%, 9/15/18 PIK§	213,000	216,195
9.250%, 2/15/19§	312,000	334,620
BJ’s Wholesale Club, Inc.
8.500%, 3/26/20	300,000	307,250
Pantry, Inc.
8.375%, 8/1/20	225,000	243,000
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	450,000	458,719
Rite Aid Corp.
9.250%, 3/15/20	263,000	299,057
Tops Holding Corp./Tops Markets LLC
8.875%, 12/15/17	225,000	244,125

		2,102,966

Food Products (1.8%)
Del Monte Foods Co.
8.250%, 8/18/21	575,000	563,500
Hostess Brands, Inc.
6.750%, 3/6/20	450,000	466,875
JBS Finance II Ltd.
8.250%, 1/29/18§	400,000	424,000
JBS Investments GmbH
7.250%, 4/3/24§	250,000	260,784
Post Holdings, Inc.
6.000%, 12/15/22§	275,000	281,188
Progressive Solutions LLC
9.500%, 9/30/21	$625,000	$628,125
TreeHouse Foods, Inc.
4.875%, 3/15/22	400,000	410,000

		3,034,472

Household Products (0.9%)
Harbinger Group, Inc.
7.750%, 1/15/22	350,000	357,455
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	280,000	310,100
5.750%, 10/15/20	358,000	377,690
Sun Products Corp.
7.750%, 3/15/21§	492,000	429,270

		1,474,515

Tobacco (0.2%)
Vector Group Ltd.
7.750%, 2/15/21§	400,000	428,400

Total Consumer Staples		7,404,144

Energy (11.5%)
Energy Equipment & Services (0.4%)
Atwood Oceanics, Inc.
6.500%, 2/1/20	140,000	149,450
PHI, Inc.
5.250%, 3/15/19§	275,000	280,500
Pioneer Energy Services Corp.
9.875%, 3/15/18	128,000	134,400
SESI LLC
7.125%, 12/15/21	150,000	169,500

		733,850

Oil, Gas & Consumable Fuels (11.1%)
Access Midstream Partners LP/ACMP Finance Corp.
5.875%, 4/15/21	160,000	170,800
4.875%, 3/15/24	43,000	45,257
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.625%, 10/15/18	39,000	40,950
Artsonig Pty Ltd.
12.000%, 4/1/19 PIK§ (b)	564,508	556,746
Athlon Holdings LP/Athlon Finance Corp.
6.000%, 5/1/22§	116,000	119,480
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.
7.750%, 1/15/21§	136,000	140,760
9.250%, 8/15/21	293,000	316,440
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.625%, 8/1/20	250,000	288,125
7.625%, 1/15/22	231,000	248,325
Carrizo Oil & Gas, Inc.
8.625%, 10/15/18	200,000	212,000
Chaparral Energy, Inc.
9.875%, 10/1/20	200,000	225,500
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, 3/15/24	225,000	234,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Concho Resources, Inc.
7.000%, 1/15/21	$320,000	$352,800
CONSOL Energy, Inc.
5.875%, 4/15/22§	250,000	261,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22§	167,000	174,933
Diamondback Energy, Inc.
7.625%, 10/1/21§	550,000	605,000
El Paso LLC
7.800%, 8/1/31	426,000	464,340
Energy XXI Gulf Coast, Inc.
6.875%, 3/15/24§	138,000	141,105
Foresight Energy LLC/Foresight Energy Corp.
7.875%, 8/15/21§	700,000	749,000
Genesis Energy LP
5.625%, 6/15/24	274,000	276,740
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	145,000	150,800
Halcon Resources Corp.
9.750%, 7/15/20	278,000	304,771
Hilcorp Energy I LP/Hilcorp Finance Co.
5.000%, 12/1/24§	618,000	619,545
Jonah Energy LLC
Term Loan 7.500%, 4/24/21	350,000	353,500
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	404,000	448,440
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/1/21§	250,000	253,750
Linn Energy LLC/Linn Energy Finance Corp.
7.250%, 11/1/19	145,000	151,888
7.750%, 2/1/21	190,000	204,725
Magnum Hunter Resources Corp.
9.750%, 5/15/20	180,000	198,900
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, 5/1/21	240,000	252,000
Memorial Resource Development Corp.
5.875%, 7/1/22§	754,000	759,655
Murphy Oil USA, Inc.
6.000%, 8/15/23	225,000	237,668
Murray Energy Corp.
8.625%, 6/15/21§	192,000	207,840
Northern Blizzard Resources, Inc.
7.250%, 2/1/22§	325,000	338,000
Northern Oil and Gas, Inc.
8.000%, 6/1/20	425,000	452,625
Oasis Petroleum, Inc.
6.875%, 3/15/22§	240,000	262,200
Parsley Energy LLC/Parsley Finance Corp.
7.500%, 2/15/22§	700,000	747,250
Penn Virginia Corp.
8.500%, 5/1/20	418,000	466,070
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.375%, 6/1/20	333,000	376,290
Range Resources Corp.
6.750%, 8/1/20	170,000	182,750
Resolute Energy Corp.
8.500%, 5/1/20	253,000	263,752
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22§	$509,000	$512,817
Sanchez Energy Corp.
7.750%, 6/15/21§	275,000	298,375
6.125%, 1/15/23§	683,000	705,197
SandRidge Energy, Inc.
7.500%, 3/15/21	300,000	325,125
7.500%, 2/15/23	230,000	249,274
Seven Generations Energy Ltd.
8.250%, 5/15/20§	725,000	793,875
SM Energy Co.
5.000%, 1/15/24	415,000	415,519
Southern Star Central Corp.
5.125%, 7/15/22§	399,000	401,993
Stone Energy Corp.
7.500%, 11/15/22	200,000	220,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	249,000	271,410
Swift Energy Co.
8.875%, 1/15/20	215,000	228,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/1/21	400,000	433,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/1/20§	260,000	274,300
Ultra Petroleum Corp.
5.750%, 12/15/18§	102,000	107,100
Westmoreland Coal Co./Westmoreland Partners
10.750%, 2/1/18§	400,000	429,500
Whiting Petroleum Corp.
5.750%, 3/15/21	530,000	583,000

		19,106,555

Total Energy		19,840,405

Financials (10.1%)
Banks (0.6%)
CIT Group, Inc.
5.000%, 8/1/23	283,000	289,735
Credit Corp. Group Ltd.
12.000%, 7/15/18§	205,000	215,378
Sophia Holding Finance LP/Sophia Holding Finance, Inc.
9.625%, 12/1/18 PIK§	456,000	474,240

		979,353

Capital Markets (0.3%)
American Capital Ltd.
6.500%, 9/15/18§	580,000	617,700

Consumer Finance (1.7%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17	400,000	438,750
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.500%, 5/15/21§	442,000	450,288
Ally Financial, Inc.
8.000%, 11/1/31	412,000	526,742
National Money Mart Co.
10.375%, 12/15/16	209,000	219,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§	$474,000	$497,700
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	340,000	345,100
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	465,000	492,900

		2,971,327

Diversified Financial Services (4.3%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	850,000	694,875
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK	788,000	813,610
CNH Industrial Capital LLC
6.250%, 11/1/16	200,000	216,625
DFC Finance Corp.
10.500%, 6/15/20§	392,000	400,820
Jefferies LoanCore LLC/JLC Finance Corp.
6.875%, 6/1/20§	600,000	606,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, 7/1/21	725,000	726,812
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	857,000	863,427
Opal Acquisition, Inc.
8.875%, 12/15/21§	1,705,000	1,794,513
Prospect Holding Co. LLC/Prospect Holding Finance Co
10.250%, 10/1/18§	375,000	371,250
Speedy Group Holdings Corp.
12.000%, 11/15/17§	438,000	442,380
Stearns Holdings, Inc.
9.375%, 8/15/20§	422,000	442,045

		7,372,357

Insurance (1.2%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21	108,000	116,370
Hockey Merger Sub 2, Inc.
7.875%, 10/1/21§	974,000	1,043,397
National Financial Partners Corp.
9.000%, 7/15/21§	380,000	414,200
USI, Inc.
7.750%, 1/15/21§	469,000	481,898

		2,055,865

Real Estate Investment Trusts (REITs) (0.7%)
MPT Operating Partnership LP/MPT Finance Corp.
5.500%, 5/1/24	475,000	488,062
Rayonier AM Products, Inc.
5.500%, 6/1/24§	235,000	239,113
Sabra Health Care LP/Sabra Capital Corp.
5.500%, 2/1/21	500,000	526,250

		1,253,425

Real Estate Management & Development (0.9%)
Crescent Resources LLC/Crescent Ventures, Inc.
10.250%, 8/15/17§	180,000	201,600
Forestar USA Real Estate Group, Inc.
8.500%, 6/1/22§	154,000	159,486
Howard Hughes Corp.
6.875%, 10/1/21§	$260,000	$278,200
Kennedy-Wilson, Inc.
8.750%, 4/1/19	32,000	34,621
Mattamy Group Corp.
6.500%, 11/15/20§	232,000	237,800
Realogy Group LLC
7.875%, 2/15/19§	188,000	201,160
7.625%, 1/15/20§	245,000	270,113
9.000%, 1/15/20§	104,000	118,300

		1,501,280

Thrifts & Mortgage Finance (0.4%)
Provident Funding Associates LP/PFG Finance Corp.
6.750%, 6/15/21§	650,000	658,125

Total Financials		17,409,432

Health Care (10.1%)
Health Care Equipment & Supplies (0.8%)
Angiotech Pharmaceuticals, Inc.
7.250%, 7/30/18 (b)	336,875	336,875
Hologic, Inc.
6.250%, 8/1/20	235,000	249,100
Immucor, Inc.
11.125%, 8/15/19	292,000	326,310
Physio-Control International, Inc.
9.875%, 1/15/19§	456,000	503,880

		1,416,165

Health Care Providers & Services (6.1%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22§	625,000	628,906
American Renal Holdings, Inc., Term Loan
8.500%, 3/20/20	300,000	300,000
Capella Healthcare, Inc.
9.250%, 7/1/17	305,000	319,487
CHS/Community Health Systems, Inc.
6.875%, 2/1/22§	990,000	1,051,875
Crimson Merger Sub, Inc.
6.625%, 5/15/22§	744,000	736,560
Envision Healthcare Corp.
5.125%, 7/1/22§	500,000	504,375
Envision Pharmaceutical Services, Inc.
9.750%, 9/3/21	450,000	454,500
HCA Holdings, Inc.
7.750%, 5/15/21	282,000	309,157
HCA, Inc.
5.000%, 3/15/24	272,000	275,754
MedImpact Holdings, Inc.
10.500%, 2/1/18§	541,000	586,985
MPH Acquisition Holdings LLC
6.625%, 4/1/22§	233,000	245,233
Prospect Medical Holdings, Inc.
8.375%, 5/1/19§	300,000	327,000
Res-Care, Inc.
10.750%, 1/15/19	1,031,000	1,126,367
Select Medical Corp.
6.375%, 6/1/21	514,000	537,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Surgical Center Holdings, Inc.
9.750%, 4/11/20		$400,000	$400,500
Tenet Healthcare Corp.
5.000%, 3/1/19§		375,000	380,175
8.125%, 4/1/22		687,000	796,096
Truven Health Analytics, Inc.
10.625%, 6/1/20		585,000	642,037
U.S. Renal Care, Inc.
10.250%, 12/27/19		700,000	710,500
Vantage Oncology LLC/Vantage Oncology Finance Co.
9.500%, 6/15/17§		25,000	24,750
WellCare Health Plans, Inc.
5.750%, 11/15/20		175,000	186,375

			10,543,762

Health Care Technology (0.3%)
Emdeon, Inc.
11.000%, 12/31/19		369,000	424,811

Pharmaceuticals (2.9%)
Capsugel S.A.
7.000%, 5/15/19 PIK§		764,000	787,875
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18		759,000	772,282
JLL/Delta Dutch Newco B.V.
7.500%, 2/1/22§		1,093,000	1,131,255
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17 (b)		157,000	163,092
Mallinckrodt International Finance S.A.
4.750%, 4/15/23		500,000	490,000
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		265,000	286,862
Pinnacle Merger Sub, Inc.
9.500%, 10/1/23§		550,000	613,250
Valeant Pharmaceuticals International
6.375%, 10/15/20§		252,000	267,120
Valeant Pharmaceuticals International, Inc.
7.500%, 7/15/21§		403,000	448,338

			4,960,074

Total Health Care			17,344,812

Industrials (12.6%)
Aerospace & Defense (2.0%)
Bombardier, Inc.
6.000%, 10/15/22§		262,000	268,550
6.125%, 1/15/23§		359,000	367,975
DynCorp International, Inc.
10.375%, 7/1/17		565,000	590,425
GenCorp, Inc.
7.125%, 3/15/21		335,000	365,988
Spirit AeroSystems, Inc.
5.250%, 3/15/22§		108,000	109,620
TransDigm, Inc.
6.000%, 7/15/22§		850,000	871,781
6.500%, 7/15/24§		864,000	894,240

			3,468,579

Air Freight & Logistics (0.2%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§		310,000	332,475

Building Products (0.5%)
Nortek, Inc.
8.500%, 4/15/21 (b)		$468,000	$518,310
Reliance Intermediate Holdings LP
9.500%, 12/15/19§		285,000	307,800

			826,110

Commercial Services & Supplies (2.1%)
Ceridian LLC/Comdata, Inc.
8.125%, 11/15/17§		216,000	218,160
Covanta Holding Corp.
5.875%, 3/1/24		210,000	215,775
Interface, Inc.
7.625%, 12/1/18		360,000	376,650
Jaguar Holding Co. I
9.375%, 10/15/17 PIK§		637,000	660,888
KP Germany Erste GmbH
11.625%, 7/15/17§	EUR	400,000	614,870
Mustang Merger Corp.
8.500%, 8/15/21§		$170,000	185,300
Safway Group Holding LLC/Safway Finance Corp.
7.000%, 5/15/18§		160,000	169,600
Southern Graphics, Inc.
8.375%, 10/15/20§		391,000	414,460
TransUnion Holding Co., Inc.
8.875%, 6/15/18		297,000	309,994
9.625%, 6/15/18		400,000	421,250

			3,586,947

Construction & Engineering (1.5%)
Brand Energy & Infrastructure Services, Inc.
8.500%, 12/1/21§		625,000	665,625
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%, 4/15/19 PIK§		660,000	660,000
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§		607,000	643,420
Modular Space Corp.
10.250%, 1/31/19§		248,000	257,920
Tutor Perini Corp.
7.625%, 11/1/18		362,000	381,910

			2,608,875

Distributors (0.4%)
HD Supply, Inc.
11.500%, 7/15/20		519,000	624,097

Electrical Equipment (0.3%)
International Wire Group Holdings, Inc.
8.500%, 10/15/17§		472,000	512,120

Industrial Conglomerates (0.3%)
Sequa Corp.
7.000%, 12/15/17§		546,000	535,080

Machinery (1.9%)
BlueLine Rental Finance Corp.
7.000%, 2/1/19§		159,000	170,130
Case New Holland Industrial, Inc.
7.875%, 12/1/17		120,000	139,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/21§	$600,000	$619,500
CNH Industrial Capital LLC
3.375%, 7/15/19§	600,000	594,750
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	345,000	379,500
Park-Ohio Industries, Inc.
8.125%, 4/1/21	170,000	187,425
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	515,000	574,225
Vander Intermediate Holding II Corp.
10.500%, 2/1/19 PIK§	253,000	271,975
Waterjet Holdings, Inc.
7.625%, 2/1/20§	259,000	274,540

		3,211,995

Marine (0.2%)
American Commercial Lines LLC
10.750%, 2/27/20	425,000	429,250

Road & Rail (0.5%)
Kenan Advantage Group, Inc.
8.375%, 12/15/18§	250,000	267,500
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.750%, 2/15/18 PIK§	300,000	309,750
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	244,000	248,880

		826,130

Trading Companies & Distributors (2.4%)
Ahern Rentals, Inc.
9.500%, 6/15/18§	355,000	392,275
American Tire Distributors, Inc.
Term Loan
5.750%, 6/1/18	850,000	855,312
Aviation Capital Group Corp.
7.125%, 10/15/20§	200,000	228,500
Emeco Pty Ltd.
9.875%, 3/15/19§	200,000	205,000
Flexi-Van Leasing, Inc.
7.875%, 8/15/18§	7,000	7,578
Interline Brands, Inc.
10.000%, 11/15/18 PIK	198,000	211,860
International Lease Finance Corp.
8.625%, 1/15/22	347,000	434,618
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	70,000	73,675
Jurassic Holdings III, Inc.
6.875%, 2/15/21§	173,000	176,893
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
10.000%, 6/1/20§	230,000	244,950
SEI Holdings I, Inc.
9.000%, 3/24/22	425,000	425,531
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.
8.750%, 11/15/19§	575,000	603,750
United Rentals North America, Inc.
5.750%, 11/15/24	$275,000	$286,687

		4,146,629

Transportation Infrastructure (0.3%)
Aguila 3 S.A.
7.875%, 1/31/18§	482,000	509,112

Total Industrials		21,617,399

Information Technology (6.6%)
Communications Equipment (0.2%)
CommScope, Inc.
5.500%, 6/15/24§	371,000	378,420

Electronic Equipment, Instruments & Components (0.5%)
Brightstar Corp.
7.250%, 8/1/18§	206,000	225,312
CPI International, Inc.
8.750%, 2/15/18 (b)	95,000	99,513
MMI International Ltd.
8.000%, 3/1/17§	450,000	463,500

		788,325

Internet Software & Services (1.0%)
Asurion LLC
8.500%, 2/19/21	675,000	699,469
Bankrate, Inc.
6.125%, 8/15/18§	328,000	348,090
Equinix, Inc.
7.000%, 7/15/21	469,000	517,072
j2 Global, Inc.
8.000%, 8/1/20	175,000	189,438

		1,754,069

IT Services (0.3%)
SRA International, Inc.
11.000%, 10/1/19	550,000	588,500

Semiconductors & Semiconductor Equipment (0.4%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19§	321,000	341,865
Magnachip Semiconductor Corp.
6.625%, 7/15/21 (b)	284,000	280,450

		622,315

Software (3.9%)
Activision Blizzard, Inc.
6.125%, 9/15/23§	138,000	150,938
Audatex North America, Inc.
6.000%, 6/15/21§	274,000	291,810
BCP Singapore VI Cayman Financing Co. Ltd.
8.000%, 4/15/21§	238,000	243,950
BMC Software Finance, Inc.
8.125%, 7/15/21§	471,000	482,775
Boxer Parent Co., Inc.
9.750%, 10/15/19 PIK§	545,000	531,375
Deltek, Inc., Term Loan
10.000%, 10/10/19	700,000	712,250
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21 PIK§	970,000	991,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)
Infor US, Inc.
11.500%, 7/15/18		$170,000	$193,587
9.375%, 4/1/19		390,000	434,363
10.000%, 4/1/19	EUR	525,000	805,148
ION Trading Technologies Ltd.
7.250%, 5/21/21		$1,050,000	1,051,312
Nuance Communications, Inc.
5.375%, 8/15/20§		380,000	393,300
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§		450,000	496,125

			6,778,758

Technology Hardware, Storage & Peripherals (0.3%)
NCR Corp.
6.375%, 12/15/23§		171,000	185,535
Seagate HDD Cayman
7.000%, 11/1/21		260,000	294,450

			479,985

Total Information Technology			11,390,372

Materials (7.3%)
Chemicals (1.3%)
Ineos Finance plc
7.500%, 5/1/20§		450,000	488,250
JM Huber Corp.
9.875%, 11/1/19§		400,000	455,500
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18		226,000	228,401
Orion Engineered Carbons Finance & Co. S.C.A.
10.000%, 8/1/19 PIK§		635,861	663,283
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§		172,000	173,720
TPC Group, Inc.
8.750%, 12/15/20§		302,000	331,052

			2,340,206

Commercial Services & Supplies (0.3%)
Nufarm Australia Ltd.
6.375%, 10/15/19§		503,000	526,264

Construction Materials (0.4%)
Cemex Finance LLC
6.000%, 4/1/24§		220,000	228,800
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20		350,000	392,875

			621,675

Containers & Packaging (1.3%)
Ardagh Finance Holdings S.A.
8.625%, 6/15/19 PIK§		200,000	206,000
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.
6.000%, 6/30/21§		200,000	200,750
4.250%, 1/15/22§	EUR	375,000	507,090
Berry Plastics Corp.
5.500%, 5/15/22		$400,000	401,000
BOE Intermediate Holding Corp.
9.750%, 11/1/17 PIK§		230,258	241,483
BOE Merger Corp.
10.250%, 11/1/17 PIK§		322,000	339,106
Exopack Holding Corp.
10.000%, 6/1/18§		$150,000	$161,250
Exopack Holdings S.A.
7.875%, 11/1/19§		206,000	220,420

			2,277,099

Metals & Mining (4.0%)
Aleris International, Inc.
7.875%, 11/1/20		481,000	502,645
ArcelorMittal
6.750%, 2/25/22		360,000	402,264
7.500%, 10/15/39		430,000	474,075
Barminco Finance Pty Ltd.
9.000%, 6/1/18§		878,000	865,927
Constellium N.V.
5.750%, 5/15/24§		350,000	367,719
FMG Resources Pty Ltd.
8.250%, 11/1/19§		503,000	545,126
Global Brass & Copper, Inc.
9.500%, 6/1/19		490,000	558,600
HudBay Minerals, Inc.
9.500%, 10/1/20		223,000	243,917
Imperial Metals Corp.
7.000%, 3/15/19§		275,000	282,219
JMC Steel Group, Inc.
8.250%, 3/15/18§		235,000	239,700
Optima Specialty Steel, Inc.
12.500%, 12/15/16§		150,000	164,625
Prince Mineral Holding Corp.
11.750%, 12/15/19§		406,000	456,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20§		625,000	667,187
SunCoke Energy, Inc.
7.625%, 8/1/19		200,000	212,200
Thompson Creek Metals Co., Inc.
12.500%, 5/1/19		399,000	451,868
WireCo WorldGroup, Inc.
9.500%, 5/15/17		400,000	411,000

			6,845,822

Total Materials			12,611,066

Telecommunication Services (3.6%)
Diversified Telecommunication Services (1.9%)
CCO Holdings LLC/CCO Holdings Capital Corp.
7.250%, 10/30/17		150,000	158,438
5.750%, 9/1/23		300,000	308,437
Columbus International, Inc.
7.375%, 3/30/21§		200,000	216,143
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20		230,000	248,400
Intelsat Luxembourg S.A.
8.125%, 6/1/23		510,000	550,188
Lynx I Corp.
6.000%, 4/15/21§ (b)	GBP	400,000	718,555
Sprint Capital Corp.
6.875%, 11/15/28		$100,000	101,000
8.750%, 3/15/32		364,000	420,420
Telesat Canada/Telesat LLC
6.000%, 5/15/17§		475,000	489,844

			3,211,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (1.7%)
Digicel Group Ltd.
8.250%, 9/30/20§	$282,000	$308,085
Digicel Ltd.
8.250%, 9/1/17§	300,000	308,953
Sprint Corp.
7.250%, 9/15/21§	375,000	412,950
7.875%, 9/15/23§	500,000	556,900
7.125%, 6/15/24§	525,000	556,500
T-Mobile USA, Inc.
6.625%, 4/1/23	100,000	108,500
6.500%, 1/15/24 (b)	600,000	640,500

		2,892,388

Total Telecommunication Services		6,103,813

Utilities (0.5%)
Gas Utilities (0.2%)
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17	257,000	270,492

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.
9.750%, 4/15/16	120,000	135,900
Calpine Corp.
5.875%, 1/15/24§	271,000	285,228
PPL Energy Supply LLC
4.600%, 12/15/21	83,000	82,170

		503,298

Total Utilities		773,790

Total Corporate Bonds		133,771,861

Total Long-Term Debt Securities (77.8%) (Cost $131,993,663)		133,771,861

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.1%)
Consumer Finance (0.1%)
GMAC Capital Trust I
8.125% (l)*	4,000	109,200

Total Preferred Stocks (0.1%) (Cost $108,400)		109,200

COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp.*†(b)	1,166	15,304

Total Common Stocks (0.0%) (Cost $15,304)		15,304

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.8%)
iShares® iBoxx $ High Yield Corporate Bond ETF	98,770	9,402,904
SPDR® Barclays High Yield Bond ETF	220,475	9,200,422

Total Investment Companies (10.8%) (Cost $18,205,797)		18,603,326

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17*†(b) (Cost $—)	1,803	$—

Total Investments (88.7%) (Cost $150,323,164)		152,499,691
Other Assets Less Liabilities (11.3%)		19,410,118

Net Assets (100%)		$171,909,809

*	Non-income producing.
†	Securities (totaling $15,304 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $77,625,350 or 45.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2014.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
PIK	— Payment-in Kind Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/10/14	JPMorgan Chase Bank	275	$257,669	$256,307	$1,362

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/7/14	JPMorgan Chase Bank	425	$721,027	$727,126	$(6,099)
Canadian Dollar vs. U.S. Dollar, expiring 9/10/14	JPMorgan Chase Bank	275	252,010	257,266	(5,256)
European Union Euro vs. U.S. Dollar, expiring 8/27/14	JPMorgan Chase Bank	1,075	1,463,616	1,472,315	(8,699)

					$(20,054)

					$(18,692)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Energy	$—	$—	$15,304	$15,304
Corporate Bonds
Consumer Discretionary	—	19,276,628	—	19,276,628
Consumer Staples	—	7,404,144	—	7,404,144
Energy	—	19,840,405	—	19,840,405
Financials	—	17,409,432	—	17,409,432
Health Care	—	17,344,812	—	17,344,812
Industrials	—	21,617,399	—	21,617,399
Information Technology	—	11,390,372	—	11,390,372
Materials	—	12,611,066	—	12,611,066
Telecommunication Services	—	6,103,813	—	6,103,813
Utilities	—	773,790	—	773,790
Forward Currency Contracts	—	1,362	—	1,362
Investment Companies
Exchange Traded Funds (ETFs)	18,603,326	—	—	18,603,326
Preferred Stocks
Financials	109,200	—	—	109,200
Warrants
Energy	—	—	—	—

Total Assets	$18,712,526	$133,773,223	$15,304	$152,501,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(20,054)	$—	$(20,054)

Total Liabilities	$—	$(20,054)	$—	$(20,054)

Total	$18,712,526	$133,753,169	$15,304	$152,480,999

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	1,362
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,362

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(20,054)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(20,054)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	18,989	—	18,989
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$18,989	$—	$18,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(18,692)	—	(18,692)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(18,692)	$—	$(18,692)

^ The Portfolio held forward foreign currency contracts as a substitute for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,439,000 for two months during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$1,362	$(1,362)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$20,054	$(1,362)	$—	$18,692

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$64,139,407
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$27,540,640

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,685,900
Aggregate gross unrealized depreciation	(509,373)

Net unrealized appreciation	$2,176,527

Federal income tax cost of investments	$150,323,164

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $150,323,164)	$152,499,691
Cash	59,962,373
Foreign cash (Cost $1,362)	1,369
Dividends, interest and other receivables	2,097,193
Receivable for securities sold	510,718
Receivable from Separate Accounts for Trust shares sold	38,736
Unrealized appreciation on forward foreign currency contracts	1,362
Other assets	795

Total assets	215,112,237

LIABILITIES
Payable for securities purchased	43,025,570
Investment management fees payable	83,765
Administrative fees payable	31,886
Unrealized depreciation on forward foreign currency contracts	20,054
Payable to Separate Accounts for Trust shares redeemed	6,674
Distribution fees payable – Class IB	6,373
Trustees’ fees payable	205
Accrued expenses	27,901

Total liabilities	43,202,428

NET ASSETS	$171,909,809

Net assets were comprised of:
Paid in capital	$167,130,410
Accumulated undistributed net investment income (loss)	2,540,639
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	84,554
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,154,206

Net assets	$171,909,809

Class IB
Net asset value, offering and redemption price per share, $31,454,491 / 2,978,411 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.56

Class K
Net asset value, offering and redemption price per share, $140,455,318 / 13,287,781 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$2,691,121
Dividends	336,043

Total income	3,027,164

EXPENSES
Investment management fees	284,386
Administrative fees	80,418
Recoupment fees	40,577
Distribution fees – Class IB	36,129
Professional fees	20,433
Custodian fees	8,689
Printing and mailing expenses	3,902
Offering costs	2,031
Trustees’ fees	950
Miscellaneous	9,010

Total expenses	486,525

NET INVESTMENT INCOME (LOSS)	2,540,639

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	68,899
Foreign currency transactions	15,655

Net realized gain (loss)	84,554

Change in unrealized appreciation (depreciation) on:
Investments	1,692,597
Foreign currency translations	(22,321)

Net change in unrealized appreciation (depreciation)	1,670,276

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,754,830

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,295,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,540,639	$3,001,078
Net realized gain (loss) on investments and foreign currency transactions	84,554	145,621
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,670,276	483,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,295,469	3,630,629

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,289,590)
Class K	—	(1,754,835)

	—	(3,044,425)

Distributions from net realized capital gains
Class IB	—	(62,636)
Class K	—	(81,285)

	—	(143,921)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,188,346)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 334,789 and 2,580,395 shares, respectively ]	3,468,252	25,893,064
Capital shares issued in reinvestment of dividends and distributions [ 0 and 134,455 shares, respectively ]	—	1,352,226
Capital shares repurchased [ (35,890) and (35,338) shares, respectively ]	(371,114)	(363,518)

Total Class IB transactions	3,097,138	26,881,772

Class K
Capital shares sold [ 4,339,204 and 3,349,475 shares, respectively ]	45,545,903	33,568,424
Capital shares sold in-kind (Note 9)[ 5,622,179 and 0 shares, respectively ]	58,378,349	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 182,604 shares, respectively ]	—	1,836,120
Capital shares repurchased [ (137,821) and (67,860) shares, respectively ]	(1,436,322)	(699,327)

Total Class K transactions	102,487,930	34,705,217

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	105,585,068	61,586,989

TOTAL INCREASE (DECREASE) IN NET ASSETS	109,880,537	62,029,272
NET ASSETS:
Beginning of period	62,029,272	—

End of period (a)	$171,909,809	$62,029,272

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,540,639	—

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.27 (e)	0.52	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19	0.11

Total from investment operations	0.46	0.63

Less distributions:
Dividends from net investment income	—	(0.51)
Distributions from net realized gains	—	(0.02)

Total dividends and distributions	—	(0.53)

Net asset value, end of period	$10.56	$10.10

Total return (b)	4.55%	6.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,454	$27,055
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%	1.20%
Before waivers (a)(f)	1.20%	1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.24%	5.69	%(l)
Before waivers (a)(f)	5.24%	5.57	%(l)
Portfolio turnover rate (z)	29%	84%

Class K	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.28 (e)	0.55	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19	0.11

Total from investment operations	0.47	0.66

Less distributions:
Dividends from net investment income	—	(0.54)
Distributions from net realized gains	—	(0.02)

Total dividends and distributions	—	(0.56)

Net asset value, end of period	$10.57	$10.10

Total return (b)	4.65%	6.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$140,455	$34,974
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%
Before waivers (a)(f)	0.95%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.41%	5.95	%(l)
Before waivers (a)(f)	5.41%	5.83	%(l)
Portfolio turnover rate (z)	29%	84%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2014	% of Net Assets
Government Securities	88.5%
Investment Companies	10.2
Corporate Bonds	0.6
Cash and Other	0.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,010.80	$3.57
Hypothetical (5% average return before expenses)	1,000.00	1,021.24	3.59
Class IB
Actual	1,000.00	1,010.80	3.57
Hypothetical (5% average return before expenses)	1,000.00	1,021.24	3.59
Class K
Actual	1,000.00	1,012.70	2.33
Hypothetical (5% average return before expenses)	1,000.00	1,022.48	2.34

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.6%)
Financials (0.4%)
Diversified Financial Services (0.4%)
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	$280,000	$289,934
3.450%, 6/12/21	280,000	299,029
Private Export Funding Corp.
4.950%, 11/15/15	180,000	191,339
1.375%, 2/15/17	740,000	750,071
1.875%, 7/15/18	10,250,000	10,404,833
4.375%, 3/15/19	280,000	313,775
2.050%, 11/15/22	10,325,000	9,788,888
3.550%, 1/15/24	5,979,000	6,284,529

Total Financials		28,322,398

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	2,094,491
3.875%, 2/15/21	3,345,000	3,680,562
1.875%, 8/15/22	12,000,000	11,413,665

Total Utilities		17,188,718

Total Corporate Bonds		45,511,116

Government Securities (88.5%)
Foreign Government (0.1%)
Republic of Ukraine
1.844% 5/16/19	10,763,000	10,766,229

U.S. Government Agencies (49.1%)
Federal Farm Credit Bank
0.250% 9/10/15	20,000,000	19,990,004
1.500% 11/16/15	13,953,000	14,186,258
4.875% 12/16/15	14,000,000	14,934,717
0.390% 12/17/15	15,000,000	14,999,558
0.450% 7/12/16	7,280,000	7,259,933
5.125% 8/25/16	7,450,000	8,180,658
0.540% 11/7/16	5,000,000	4,978,686
4.875% 1/17/17	20,050,000	22,110,889
2.500% 6/20/22	9,000,000	8,766,230
Federal Home Loan Bank
0.375% 8/28/15	50,000,000	50,108,340
1.750% 9/11/15	30,000,000	30,546,990
0.500% 11/20/15	55,000,000	55,174,185
0.375% 12/30/15	2,275,000	2,273,365
0.375% 2/19/16	35,000,000	34,991,533
1.000% 3/11/16	13,490,000	13,626,076
3.125% 3/11/16	4,650,000	4,858,020
5.375% 5/18/16	53,000,000	57,896,193
2.125% 6/10/16	23,300,000	24,001,780
0.375% 6/24/16	35,000,000	34,891,168
0.575% 7/29/16	5,000,000	4,995,690
2.000% 9/9/16	14,000,000	14,425,614
1.125% 9/28/16	50,000,000	50,436,040
0.750% 11/28/16	10,714,286	10,731,182
4.750% 12/16/16	15,850,000	17,417,619
0.750% 12/19/16	10,000,000	9,989,262
0.625% 12/28/16	50,000,000	49,909,260
1.000% 3/27/17	10,000,000	9,998,364
4.875% 5/17/17	$32,000,000	$35,614,416
0.875% 5/24/17	31,000,000	31,012,366
5.250% 6/5/17	4,650,000	5,225,736
1.000% 6/9/17	18,650,000	18,680,135
1.000% 6/21/17	47,000,000	47,178,666
1.050% 7/26/17	9,300,000	9,282,893
2.250% 9/8/17	1,850,000	1,918,663
5.000% 11/17/17	3,450,000	3,894,595
1.050% 1/30/18	25,000,000	24,795,318
1.375% 3/9/18	15,000,000	15,044,366
4.750% 6/8/18	1,850,000	2,089,634
1.150% 7/25/18	20,000,000	19,691,058
1.875% 3/8/19	32,600,000	32,909,892
5.375% 5/15/19	1,850,000	2,168,826
1.625% 6/14/19	6,000,000	5,961,920
4.125% 12/13/19	450,000	501,913
1.875% 3/13/20	20,000,000	19,909,464
4.125% 3/13/20	4,650,000	5,195,415
2.875% 9/11/20	10,000,000	10,428,015
4.625% 9/11/20	9,500,000	10,883,748
3.625% 3/12/21	450,000	488,049
5.625% 6/11/21	1,850,000	2,244,966
Federal Home Loan Mortgage Corp.
4.375% 7/17/15	30,000,000	31,309,251
0.500% 8/28/15	18,650,000	18,710,984
1.750% 9/10/15	49,250,000	50,145,892
0.400% 11/13/15	5,000,000	5,004,081
4.750% 11/17/15	44,550,000	47,302,459
0.500% 2/17/16	20,000,000	20,022,516
0.500% 2/24/16	5,000,000	5,005,482
5.250% 4/18/16	50,200,000	54,560,367
0.500% 5/13/16	35,000,000	35,040,849
0.500% 5/27/16	15,000,000	14,958,946
2.500% 5/27/16	25,500,000	26,486,544
0.500% 6/6/16	15,000,000	14,985,543
0.600% 6/27/16	10,000,000	10,001,081
5.500% 7/18/16	19,500,000	21,505,807
0.650% 7/29/16	10,000,000	10,023,874
0.850% 7/29/16	10,000,000	10,005,386
2.000% 8/25/16	25,000,000	25,758,018
0.580% 8/26/16	5,000,000	4,996,125
0.700% 9/27/16	5,000,000	4,999,325
0.650% 9/30/16	20,000,000	19,994,626
0.750% 10/5/16	15,000,000	14,983,383
0.875% 10/14/16	50,000,000	50,265,115
5.125% 10/18/16	19,100,000	21,067,052
0.600% 10/25/16	15,000,000	14,957,508
0.800% 11/14/16	10,000,000	10,001,114
5.000% 2/16/17	13,000,000	14,434,975
0.875% 2/22/17	40,000,000	40,074,940
1.000% 3/8/17	47,950,000	48,195,715
5.000% 4/18/17	16,800,000	18,745,763
1.050% 4/28/17	19,825,000	19,828,352
0.700% 5/8/17	5,000,000	4,977,959
1.250% 5/12/17	40,300,000	40,692,510
1.000% 6/29/17	26,000,000	26,074,994
1.150% 6/30/17	20,000,000	20,014,482
1.000% 7/25/17	4,650,000	4,635,228
1.000% 7/28/17	40,950,000	40,976,540
5.500% 8/23/17	16,800,000	19,121,357
1.000% 9/12/17	4,650,000	4,630,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
1.000% 9/29/17	$59,300,000	$59,196,083
5.125% 11/17/17	22,400,000	25,379,227
0.750% 1/12/18	50,000,000	49,196,405
0.875% 3/7/18	50,000,000	49,286,955
1.200% 3/20/18	11,200,000	11,142,352
1.100% 5/7/18	5,000,000	4,931,586
4.875% 6/13/18	28,000,000	31,800,770
3.750% 3/27/19	41,550,000	45,622,332
1.750% 5/30/19	48,650,000	48,945,593
2.000% 7/30/19	200,000	201,991
1.250% 8/1/19	31,000,000	30,276,857
1.250% 10/2/19	60,500,000	58,754,533
2.500% 10/17/19	1,000,000	1,006,660
1.375% 5/1/20	100,000,000	97,082,930
2.375% 1/13/22	110,000,000	109,785,005
Federal National Mortgage Association
0.500% 7/2/15	50,950,000	51,113,366
2.375% 7/28/15	20,500,000	20,980,725
2.150% 8/4/15	450,000	459,364
2.000% 9/21/15	5,000,000	5,106,787
0.500% 9/28/15	33,300,000	33,414,429
1.875% 10/15/15	200,000	204,154
4.375% 10/15/15	40,000,000	42,109,128
1.625% 10/26/15	27,950,000	28,450,794
0.480% 11/25/15	10,000,000	10,012,039
0.375% 12/21/15	45,000,000	45,054,576
0.520% 2/26/16	5,000,000	5,009,424
2.000% 3/10/16	450,000	462,159
2.250% 3/15/16	13,050,000	13,450,657
5.000% 3/15/16	46,100,000	49,641,393
0.500% 3/30/16	50,000,000	50,025,195
2.375% 4/11/16	34,500,000	35,696,684
0.625% 4/29/16	10,000,000	10,028,700
0.375% 7/5/16	30,000,000	29,926,350
5.375% 7/15/16	27,950,000	30,742,521
0.625% 8/26/16	20,000,000	20,003,736
5.250% 9/15/16	19,805,000	21,822,553
0.625% 9/26/16	5,000,000	4,999,657
1.250% 9/28/16	49,700,000	50,449,749
1.375% 11/15/16	30,000,000	30,501,105
4.875% 12/15/16	38,650,000	42,585,764
1.250% 1/30/17	47,950,000	48,545,716
5.000% 2/13/17	41,350,000	45,881,331
0.750% 3/6/17	3,000,000	2,989,204
0.750% 4/20/17	30,000,000	29,922,903
1.125% 4/27/17	41,000,000	41,261,502
5.000% 5/11/17	43,650,000	48,703,221
2.000% 5/16/17	5,000,000	5,138,881
(Zero Coupon), 6/1/17	1,400,000	1,362,385
5.375% 6/12/17	40,860,000	46,131,185
1.000% 8/14/17	5,000,000	4,984,589
1.000% 8/21/17	2,350,000	2,342,141
0.875% 8/28/17	37,250,000	37,080,326
1.100% 8/28/17	4,650,000	4,642,604
1.000% 9/20/17	30,000,000	29,908,965
0.875% 10/26/17	60,000,000	59,575,938
0.900% 11/7/17	20,000,000	19,815,202
0.875% 12/20/17	50,000,000	49,491,000
1.000% 12/28/17	25,000,000	24,716,782
1.030% 1/30/18	10,000,000	9,880,950
0.875% 2/8/18	50,000,000	49,349,865
1.200% 2/28/18	5,000,000	4,976,891
0.875% 5/21/18	$65,000,000	$63,837,807
1.125% 5/25/18	25,000,000	24,659,520
1.500% 5/25/18	15,000,000	15,001,580
1.875% 9/18/18	25,000,000	25,387,528
1.250% 10/17/18	2,000,000	1,969,325
1.625% 11/27/18	60,000,000	60,243,234
1.250% 12/28/18	1,000,000	981,450
1.750% 1/30/19	2,350,000	2,362,536
1.875% 2/19/19	40,000,000	40,459,108
1.750% 6/20/19	20,000,000	20,049,950
1.700% 10/4/19	10,000,000	9,869,559
(Zero Coupon), 10/9/19	950,000	834,828
1.550% 10/15/19	2,000,000	1,963,509
1.330% 10/24/19	5,000,000	4,857,121
1.550% 10/29/19	10,000,000	9,808,492
1.700% 3/27/20	2,000,000	1,960,688
2.250% 10/17/22	20,000,000	19,201,460
2.200% 10/25/22	16,000,000	15,304,414
2.500% 3/27/23	10,000,000	9,653,650
Financing Corp.
9.400% 2/8/18	930,000	1,198,331
9.650% 11/2/18	1,950,000	2,617,918
8.600% 9/26/19	380,000	509,471

		3,895,586,062

U.S. Treasuries (39.3%)
U.S. Treasury Bonds
10.625% 8/15/15	1,200,000	1,340,321
9.875% 11/15/15	1,750,000	1,981,738
9.250% 2/15/16	1,300,000	1,487,561
7.250% 5/15/16	4,650,000	5,241,717
7.500% 11/15/16	14,000,000	16,268,428
8.750% 5/15/17	6,450,000	7,900,872
8.875% 8/15/17	3,250,000	4,045,776
9.125% 5/15/18	2,800,000	3,639,412
9.000% 11/15/18	2,800,000	3,705,181
8.875% 2/15/19	9,300,000	12,389,864
8.125% 8/15/19	2,800,000	3,696,219
8.500% 2/15/20	1,850,000	2,521,083
8.750% 5/15/20	2,800,000	3,887,698
8.750% 8/15/20	6,500,000	9,090,931
7.875% 2/15/21	2,800,000	3,828,616
8.125% 5/15/21	3,250,000	4,525,015
8.000% 11/15/21	2,800,000	3,922,136
U.S. Treasury Notes
0.250% 7/15/15	25,000,000	25,024,535
0.250% 7/31/15	25,000,000	25,026,245
1.750% 7/31/15	26,100,000	26,550,504
0.250% 8/15/15	14,000,000	14,013,125
4.250% 8/15/15	20,050,000	20,968,306
1.250% 8/31/15	9,800,000	9,925,562
0.250% 9/15/15	25,000,000	25,025,390
0.250% 9/30/15	100,000,000	100,106,930
1.250% 9/30/15	14,900,000	15,100,219
1.250% 10/31/15	24,250,000	24,591,253
4.500% 11/15/15	14,900,000	15,773,556
1.375% 11/30/15	31,200,000	31,704,563
2.125% 12/31/15	7,450,000	7,657,713
0.375% 1/15/16	3,000,000	3,004,687
0.375% 1/31/16	80,000,000	80,115,624
2.000% 1/31/16	24,700,000	25,367,913
4.500% 2/15/16	17,250,000	18,421,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
0.250% 2/29/16	$80,000,000	$79,921,872
2.125% 2/29/16	6,050,000	6,231,500
2.625% 2/29/16	9,800,000	10,176,304
0.375% 3/15/16	35,000,000	35,019,141
2.250% 3/31/16	9,300,000	9,607,199
2.375% 3/31/16	23,050,000	23,866,655
2.000% 4/30/16	14,000,000	14,412,344
2.625% 4/30/16	14,000,000	14,572,373
5.125% 5/15/16	8,400,000	9,139,594
0.375% 5/31/16	25,000,000	24,977,540
1.750% 5/31/16	8,850,000	9,073,973
3.250% 5/31/16	3,750,000	3,953,375
0.500% 6/15/16	15,000,000	15,018,530
1.500% 6/30/16	18,650,000	19,034,473
3.250% 6/30/16	27,950,000	29,502,536
1.500% 7/31/16	26,100,000	26,641,627
3.250% 7/31/16	14,000,000	14,801,719
4.875% 8/15/16	6,500,000	7,099,981
1.000% 8/31/16	23,300,000	23,540,964
3.000% 8/31/16	20,500,000	21,594,468
1.000% 9/30/16	25,650,000	25,899,236
3.000% 9/30/16	31,700,000	33,441,024
3.125% 10/31/16	28,900,000	30,600,132
4.625% 11/15/16	25,150,000	27,533,111
0.875% 11/30/16	19,100,000	19,217,136
0.875% 12/31/16	34,950,000	35,131,918
3.250% 12/31/16	21,450,000	22,824,141
0.750% 1/15/17	20,000,000	20,033,204
0.875% 1/31/17	14,000,000	14,062,344
3.125% 1/31/17	18,650,000	19,810,343
0.625% 2/15/17	45,000,000	44,887,941
4.625% 2/15/17	16,600,000	18,294,043
0.875% 2/28/17	18,650,000	18,719,208
3.000% 2/28/17	20,500,000	21,723,594
3.250% 3/31/17	23,300,000	24,872,522
3.125% 4/30/17	11,650,000	12,403,382
2.750% 5/31/17	20,500,000	21,621,094
2.500% 6/30/17	14,450,000	15,137,504
2.375% 7/31/17	22,100,000	23,070,327
4.750% 8/15/17	8,850,000	9,891,949
1.875% 8/31/17	25,650,000	26,377,919
0.625% 9/30/17	25,000,000	24,689,943
1.875% 9/30/17	23,300,000	23,943,935
0.750% 10/31/17	25,000,000	24,758,300
1.875% 10/31/17	20,200,000	20,760,629
4.250% 11/15/17	23,750,000	26,273,437
0.625% 11/30/17	25,000,000	24,618,165
0.750% 12/31/17	40,000,000	39,492,968
2.750% 12/31/17	4,200,000	4,437,932
0.875% 1/31/18	38,500,000	38,131,166
2.625% 1/31/18	19,550,000	20,572,938
3.500% 2/15/18	18,650,000	20,201,921
0.750% 2/28/18	30,000,000	29,529,198
2.750% 2/28/18	13,500,000	14,272,031
0.750% 3/31/18	40,000,000	39,300,392
2.875% 3/31/18	5,600,000	5,945,187
0.625% 4/30/18	25,000,000	24,410,400
2.625% 4/30/18	4,650,000	4,893,035
3.875% 5/15/18	4,650,000	5,115,681
1.000% 5/31/18	25,000,000	24,728,760
2.375% 5/31/18	13,500,000	14,073,750
1.375% 6/30/18	$55,000,000	$55,126,220
2.375% 6/30/18	23,750,000	24,756,128
1.375% 7/31/18	25,000,000	25,032,715
2.250% 7/31/18	25,150,000	26,069,300
4.000% 8/15/18	5,600,000	6,205,500
1.500% 8/31/18	22,850,000	22,969,382
1.375% 9/30/18	76,000,000	75,905,745
1.750% 10/31/18	18,650,000	18,915,181
3.750% 11/15/18	29,800,000	32,777,089
1.250% 11/30/18	40,000,000	39,638,280
1.375% 11/30/18	14,000,000	13,960,762
1.375% 12/31/18	18,650,000	18,572,778
1.500% 12/31/18	40,000,000	40,021,092
1.250% 1/31/19	18,650,000	18,439,641
1.500% 1/31/19	50,000,000	49,969,240
2.750% 2/15/19	23,750,000	25,061,817
1.375% 2/28/19	14,000,000	13,897,187
1.500% 2/28/19	60,000,000	59,900,976
1.500% 3/31/19	25,000,000	24,943,360
1.625% 3/31/19	20,000,000	20,058,398
1.250% 4/30/19	14,000,000	13,790,000
1.625% 4/30/19	40,000,000	40,076,172
3.125% 5/15/19	20,500,000	21,984,247
1.500% 5/31/19	60,000,000	59,699,412
1.625% 6/30/19	50,000,000	50,000,000
0.875% 7/31/19	23,300,000	22,404,406
3.625% 8/15/19	14,900,000	16,357,552
1.000% 9/30/19	5,000,000	4,823,437
3.375% 11/15/19	31,700,000	34,443,721
1.375% 1/31/20	2,000,000	1,955,625
3.625% 2/15/20	24,450,000	26,891,418
1.125% 3/31/20	5,000,000	4,805,127
3.500% 5/15/20	28,400,000	31,051,129
1.375% 5/31/20	20,000,000	19,441,992
2.625% 8/15/20	13,000,000	13,528,759
2.625% 11/15/20	23,750,000	24,669,617
3.125% 5/15/21	9,300,000	9,928,840
1.625% 8/15/22	40,000,000	37,975,000
1.625% 11/15/22	10,000,000	9,450,781
2.000% 2/15/23	50,000,000	48,546,875
1.750% 5/15/23	25,000,000	23,680,175
2.500% 8/15/23	50,000,000	50,297,850
2.750% 11/15/23	15,000,000	15,373,974
2.750% 2/15/24	30,000,000	30,681,444
2.500% 5/15/24	20,000,000	19,971,876

		3,115,788,708

Total Government Securities		7,022,140,999

Total Long-Term Debt Securities (89.1%) (Cost $7,045,983,566)		7,067,652,115

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.2%)
iShares® Barclays 1-3 Year Treasury
Bond ETF	4,288,450	362,631,332
iShares® Barclays 3-7 Year Treasury
Bond ETF	1,306,067	159,078,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
iShares® Barclays 7-10 Year Treasury
Bond ETF	2,813,450	$291,417,151

Total Investment Companies (10.2%) (Cost $798,559,133)		813,127,444

Total Investments (99.3%) (Cost $7,844,542,699)		7,880,779,559
Other Assets Less Liabilities (0.7%)		52,483,099

Net Assets (100%)		$7,933,262,658

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$28,322,398	$—	$28,322,398
Utilities	—	17,188,718	—	17,188,718
Government Securities
Foreign Governments	—	10,766,229	—	10,766,229
U.S. Government Agencies	—	3,895,586,062	—	3,895,586,062
U.S. Treasuries	—	3,115,788,708	—	3,115,788,708
Investment Companies
Exchange Traded Funds (ETFs)	813,127,444	—	—	813,127,444

Total Assets	$813,127,444	$7,067,652,115	$—	$7,880,779,559

Total Liabilities	$—	$—	$—	$—

Total	$813,127,444	$7,067,652,115	$—	$7,880,779,559

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$773,849,069
Long-term U.S. government debt securities	624,587,478

$1,398,436,547

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$675,394,142
Long-term U.S. government debt securities	550,248,853

$1,225,642,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,416,952
Aggregate gross unrealized depreciation	(23,316,419)

Net unrealized appreciation	$35,100,533

Federal income tax cost of investments	$7,845,679,026

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $53,701 for Short Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $7,844,542,699)	$7,880,779,559
Cash	211,344,374
Dividends, interest and other receivables	30,917,536
Receivable for securities sold	11,116,513
Receivable from Separate Accounts for Trust shares sold	2,868,407
Other assets	76,523

Total assets	8,137,102,912

LIABILITIES
Payable for securities purchased	197,081,758
Payable to Separate Accounts for Trust shares redeemed	3,108,188
Investment management fees payable	2,215,923
Administrative fees payable	665,966
Distribution fees payable – Class IB	91,746
Distribution fees payable – Class IA	33,209
Trustees’ fees payable	14,409
Accrued expenses	629,055

Total liabilities	203,840,254

NET ASSETS	$7,933,262,658

Net assets were comprised of:
Paid in capital	$7,872,710,909
Accumulated undistributed net investment income (loss)	22,365,948
Accumulated undistributed net realized gain (loss) on investments	1,948,941
Net unrealized appreciation (depreciation) on investments	36,236,860

Net assets	$7,933,262,658

Class IA
Net asset value, offering and redemption price per share, $162,223,837 / 15,729,146 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.31

Class IB
Net asset value, offering and redemption price per share, $445,195,607 / 43,418,129 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.25

Class K
Net asset value, offering and redemption price per share, $7,325,843,214 / 709,444,140 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.33

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$37,411,638
Dividends	3,739,639

Total income	41,151,277

EXPENSES
Investment management fees	13,314,033
Administrative fees	3,926,454
Distribution fees – Class IB	562,899
Printing and mailing expenses	396,534
Distribution fees – Class IA	205,078
Trustees’ fees	105,603
Professional fees	104,606
Custodian fees	70,664
Miscellaneous	99,458

Total expenses	18,785,329

NET INVESTMENT INCOME (LOSS)	22,365,948

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	3,138,969
Net change in unrealized appreciation (depreciation) on investments	67,128,985

NET REALIZED AND UNREALIZED GAIN (LOSS)	70,267,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,633,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,365,948	$34,860,401
Net realized gain (loss) on investments	3,138,969	6,368
Net change in unrealized appreciation (depreciation) on investments	67,128,985	(144,070,109)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	92,633,902	(109,203,340)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(377,326)
Class IB	—	(1,031,944)
Class K	—	(33,664,449)

TOTAL DIVIDENDS	—	(35,073,719)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 687,506 and 1,847,673 shares, respectively ]	7,064,927	19,047,355
Capital shares issued in reinvestment of dividends [ 0 and 36,839 shares, respectively ]	—	377,326
Capital shares repurchased [ (1,654,579) and (3,840,613) shares, respectively ]	(16,997,361)	(39,640,719)

Total Class IA transactions	(9,932,434)	(20,216,038)

Class IB
Capital shares sold [ 3,145,216 and 6,975,487 shares, respectively ]	32,120,261	71,519,750
Capital shares issued in reinvestment of dividends [ 0 and 101,341 shares, respectively ]	—	1,031,944
Capital shares repurchased [ (5,046,095) and (13,704,160) shares, respectively ]	(51,542,432)	(140,455,518)

Total Class IB transactions	(19,422,171)	(67,903,824)

Class K
Capital shares sold [ 58,945,030 and 137,450,199 shares, respectively ]	606,121,144	1,420,352,477
Capital shares issued in reinvestment of dividends [ 0 and 3,287,124 shares, respectively ]	—	33,664,449
Capital shares repurchased [ (44,059,976) and (77,674,302) shares, respectively ]	(452,570,221)	(801,108,955)

Total Class K transactions	153,550,923	652,907,971

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	124,196,318	564,788,109

TOTAL INCREASE (DECREASE) IN NET ASSETS	216,830,220	420,511,050
NET ASSETS:
Beginning of period	7,716,432,438	7,295,921,388

End of period (a)	$7,933,262,658	$7,716,432,438

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$22,365,948	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (gg)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.20	$10.40	$10.36	$9.88	$9.59	$9.89

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.02 (e)	0.02 (e)	0.13 (e)	0.15 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments	0.09	(0.20)	0.09	0.42	0.29	(0.31)

Total from investment operations	0.11	(0.18)	0.11	0.55	0.44	(0.17)

Less distributions:
Dividends from net investment income	—	(0.02)	(0.03)	(0.07)	(0.15)	(0.13)
Distributions from net realized gains	—	—	(0.04)	—	—	—

Total dividends and distributions	—	(0.02)	(0.07)	(0.07)	(0.15)	(0.13)

Net asset value, end of period	$10.31	$10.20	$10.40	$10.36	$9.88	$9.59

Total return (b)	1.08%	(1.70)%	1.02%	5.54%	4.55%	(1.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162,224	$170,350	$193,913	$213,969	$1,374,541	$1,272,942
Ratio of expenses to average net assets (a)(f)	0.72%	0.72%	0.72%	0.47%	0.48%	0.49%
Ratio of net investment income (loss) to average net assets (a)(f)	0.35%	0.23%	0.22%	1.32%	1.50%	1.48%
Portfolio turnover rate (z)	16%	40%	68%	33%	50%	120%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.14	$10.34	$10.30	$9.82	$9.54	$9.83

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.02 (e)	0.02 (e)	0.10 (e)	0.12 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments	0.09	(0.20)	0.09	0.42	0.28	(0.31)

Total from investment operations	0.11	(0.18)	0.11	0.52	0.40	(0.19)

Less distributions:
Dividends from net investment income	—	(0.02)	(0.03)	(0.04)	(0.12)	(0.10)
Distributions from net realized gains	—	—	(0.04)	—	—	—

Total dividends and distributions	—	(0.02)	(0.07)	(0.04)	(0.12)	(0.10)

Net asset value, end of period	$10.25	$10.14	$10.34	$10.30	$9.82	$9.54

Total return (b)	1.08%	(1.72)%	1.02%	5.30%	4.19%	(1.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$445,196	$459,699	$536,906	$550,995	$504,502	$493,833
Ratio of expenses to average net assets (a)(f)	0.72%	0.72%	0.72%	0.72%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets (a)(f)	0.35%	0.23%	0.22%	1.01%	1.24%	1.26%
Portfolio turnover rate (z)	16%	40%	68%	33%	50%	120%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (gg)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$10.20	$10.40	$10.36	$10.33

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.05 (e)	0.05 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments	0.10	(0.20)	0.08	0.05

Total from investment operations	0.13	(0.15)	0.13	0.09

Less distributions:
Dividends from net investment income	—	(0.05)	(0.05)	(0.06)
Distributions from net realized gains	—	—	(0.04)	—

Total dividends and distributions	—	(0.05)	(0.09)	(0.06)

Net asset value, end of period	$10.33	$10.20	$10.40	$10.36

Total return (b)	1.27%	(1.46)%	1.27%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,325,843	$7,086,384	$6,565,102	$3,705,100
Ratio of expenses to average net assets (a)(f)	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	0.60%	0.48%	0.47%	1.07%
Portfolio turnover rate (z)	16%	40%	68%	33%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(gg)	On September 25, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Government Securities Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	24.4%
Industrials	12.8
Consumer Discretionary	11.2
Consumer Staples	10.5
Energy	9.1
Materials	8.1
Health Care	8.1
Telecommunication Services	5.6
Information Technology	4.6
Utilities	4.3
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,047.00	$3.99
Hypothetical (5% average return before expenses)	1,000.00	1,020.89	3.94
Class IB
Actual	1,000.00	1,047.70	3.99
Hypothetical (5% average return before expenses)	1,000.00	1,020.89	3.94
Class K
Actual	1,000.00	1,049.00	2.73
Hypothetical (5% average return before expenses)	1,000.00	1,022.13	2.69

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.79%, 0.79% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (9.5%)
Abacus Property Group (REIT)	41,452	$97,718
Adelaide Brighton Ltd.	61,935	201,486
AGL Energy Ltd.	78,280	1,142,643
Ainsworth Game Technology Ltd.	15,268	53,845
ALS Ltd.	55,389	462,749
Alumina Ltd.*	346,259	440,782
Amcor Ltd.	169,763	1,669,614
AMP Ltd.	413,911	2,068,576
Ansell Ltd.	21,625	404,359
APA Group	118,022	766,780
Aquila Resources Ltd.*	19,126	60,958
ARB Corp. Ltd.	9,140	105,491
Ardent Leisure Group	55,138	140,899
Aristocrat Leisure Ltd.	72,739	360,779
Arrium Ltd.	176,521	132,328
Asciano Ltd.	137,738	731,225
ASX Ltd.	27,336	918,674
Atlas Iron Ltd.	119,226	70,827
Aurizon Holdings Ltd.	302,728	1,421,578
Australand Property Group (REIT)	65,589	274,601
Australia & New Zealand Banking Group Ltd.	386,260	12,143,223
Automotive Holdings Group Ltd.	31,930	109,896
Aveo Group	48,575	94,356
AWE Ltd.*	75,352	127,896
Bank of Queensland Ltd.	50,184	576,843
BC Iron Ltd.	16,032	48,376
Beach Energy Ltd.	178,992	283,551
Beadell Resources Ltd.*	106,325	61,158
Bega Cheese Ltd.	19,805	90,948
Bendigo and Adelaide Bank Ltd.	60,297	693,656
BHP Billiton Ltd.	451,724	15,291,718
BlueScope Steel Ltd.*	76,793	392,473
Boral Ltd.	108,224	535,762
Bradken Ltd.	24,662	88,369
Brambles Ltd.	218,416	1,892,730
Breville Group Ltd.	12,921	98,811
Buru Energy, Ltd.*	29,318	30,686
BWP Trust (REIT)	67,440	157,709
Cabcharge Australia Ltd.	15,687	59,760
Caltex Australia Ltd.	19,065	387,771
Cardno Ltd.	22,429	133,664
carsales.com Ltd.	30,117	300,744
CFS Retail Property Trust Group (REIT)	346,704	666,926
Challenger Ltd.	74,890	525,394
Charter Hall Group (REIT)	38,645	155,236
Charter Hall Retail REIT (REIT)	43,415	158,840
Coca-Cola Amatil Ltd.	74,595	665,410
Cochlear Ltd.	8,043	467,942
Commonwealth Bank of Australia	228,217	17,405,151
Computershare Ltd.	71,908	846,214
Cover-More Group Ltd.*	34,949	62,120

Cromwell Property Group (REIT)	179,315	$164,858
Crown Resorts Ltd.	53,488	762,600
CSL Ltd.	67,412	4,230,327
CSR Ltd.	71,972	236,852
David Jones Ltd.	74,221	275,748
Dexus Property Group (REIT)	764,764	800,459
Domino’s Pizza Enterprises Ltd.	8,567	173,359
Downer EDI Ltd.	61,392	261,661
Drillsearch Energy Ltd.*	52,730	72,594
DUET Group	168,989	385,623
DuluxGroup Ltd.	53,343	284,697
Echo Entertainment Group Ltd.	109,279	323,560
Envestra Ltd.	132,964	170,515
Evolution Mining Ltd.	60,001	39,605
Fairfax Media Ltd.	289,785	247,294
Federation Centres Ltd. (REIT)	201,057	472,071
FlexiGroup Ltd.	30,193	90,251
Flight Centre Travel Group Ltd.	7,128	298,764
Forge Group Ltd. (b)†	11,894	—
Fortescue Metals Group Ltd.	239,145	980,933
G8 Education Ltd.	41,931	181,879
Goodman Fielder Ltd.†	235,368	150,919
Goodman Group (REIT)	216,110	1,029,094
GPT Group (REIT)	238,572	863,852
GrainCorp Ltd., Class A	25,786	204,245
GUD Holdings Ltd.	10,035	58,857
GWA Group Ltd.	40,832	101,262
Harvey Norman Holdings Ltd.	80,668	235,804
Horizon Oil Ltd.*	148,416	48,982
iiNET Ltd.	22,192	152,969
Iluka Resources Ltd.	59,096	453,041
Incitec Pivot Ltd.	228,020	623,533
Independence Group NL	33,113	135,824
Insurance Australia Group Ltd.	329,430	1,814,114
Investa Office Fund (REIT)	86,713	278,004
Invocare Ltd.	15,438	147,174
IOOF Holdings Ltd.	29,479	233,497
Iress Ltd.	17,292	133,542
JB Hi-Fi Ltd.	13,660	235,717
Karoon Gas Australia Ltd.*	26,441	76,543
Leighton Holdings Ltd.	14,332	266,638
Lend Lease Group	74,893	925,833
Lynas Corp., Ltd.*	322,133	39,488
M2 Group Ltd.	23,249	126,713
Macquarie Atlas Roads Group	52,986	163,379
Macquarie Group Ltd.	45,350	2,549,945
Magellan Financial Group Ltd.	17,825	183,712
McMillan Shakespeare Ltd.	8,066	69,745
Medusa Mining Ltd.*	28,045	48,791
Mermaid Marine Australia Ltd.	48,164	93,557
Mesoblast Ltd.*	25,879	109,080
Metcash Ltd.	120,594	300,205
Mineral Resources Ltd.	22,245	201,159
Mirvac Group (REIT)	512,659	862,890
Monadelphous Group Ltd.	12,804	189,675
Mount Gibson Iron Ltd.	86,125	56,036
Myer Holdings Ltd.	80,314	160,552
National Australia Bank Ltd.	331,315	10,240,914
Navitas Ltd.	43,171	290,249
Newcrest Mining Ltd.*	107,796	1,069,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Nine Entertainment Co. Holdings Ltd.*	82,035	$167,087
Northern Star Resources Ltd.	74,590	88,622
NRW Holdings Ltd.	35,040	30,398
Nufarm Ltd.	25,701	112,692
Oil Search Ltd.	164,640	1,501,241
Orica Ltd.	51,997	955,115
Origin Energy Ltd.	155,291	2,140,831
Orora Ltd.	169,852	228,231
OZ Minerals Ltd.	44,259	170,692
OzForex Group Ltd.	31,509	78,438
Pacific Brands Ltd.	125,103	64,291
Pact Group Holdings Ltd.*	23,562	76,207
Paladin Energy Ltd.*	120,789	33,600
PanAust Ltd.	68,601	145,546
Perpetual Ltd.	6,723	300,363
Platinum Asset Management Ltd.	30,604	181,806
Premier Investments Ltd.	13,192	105,735
Primary Health Care Ltd.	70,130	300,226
Qantas Airways Ltd.*	315,198	374,492
QBE Insurance Group Ltd.	176,152	1,805,534
Qube Holdings Ltd.	97,655	209,951
Ramsay Health Care Ltd.	18,207	781,157
REA Group Ltd.	6,777	272,933
Recall Holdings Ltd.*	44,217	199,299
Regis Resources Ltd.	56,612	87,547
Reject Shop Ltd.	4,126	33,926
Resolute Mining Ltd.*	86,468	50,144
Retail Food Group Ltd.	15,701	67,216
Rio Tinto Ltd.	61,394	3,433,543
SAI Global Ltd.	29,290	141,133
Sandfire Resources NL*	13,482	79,074
Santos Ltd.	137,288	1,846,038
Scentre Group (REIT)*	727,662	2,195,676
Seek Ltd.	47,604	711,478
Senex Energy Ltd.*	126,297	82,769
Seven Group Holdings Ltd.	13,961	97,549
Seven West Media Ltd.	87,255	154,681
Shopping Centres Australasia Property Group (REIT)	90,300	146,455
Sigma Pharmaceuticals Ltd.	158,386	109,026
Sirius Resources NL*	29,600	90,433
Sirtex Medical Ltd.	7,752	123,389
Skilled Group Ltd.	27,380	59,381
Slater & Gordon Ltd.	24,686	120,113
Sonic Healthcare Ltd.	55,929	913,954
Southern Cross Media Group Ltd.	77,474	78,168
SP AusNet	225,279	281,466
Spark Infrastructure Group§	181,205	316,104
Steadfast Group Ltd.	36,610	45,223
Stockland Corp., Ltd. (REIT)	324,207	1,186,159
STW Communications Group Ltd.	44,616	60,371
Suncorp Group Ltd.	181,400	2,316,032
Sundance Energy Australia Ltd.*	72,465	78,922
Super Retail Group Ltd.	19,689	157,066
Sydney Airport	308,659	1,228,231
Tabcorp Holdings Ltd.	107,393	340,255

Tassal Group Ltd.	20,297	$73,877
Tatts Group Ltd.	197,954	610,381
Telstra Corp., Ltd.	1,751,572	8,605,069
Ten Network Holdings Ltd.*	215,054	53,738
Toll Holdings Ltd.	95,772	460,572
TPG Telecom Ltd.	41,724	216,783
Transfield Services Ltd.*	61,972	63,404
Transpacific Industries Group Ltd.*	220,907	211,429
Transurban Group	266,935	1,860,110
Treasury Wine Estates Ltd.	89,967	425,020
UGL Ltd.	23,314	150,370
Veda Group Ltd.*	38,991	72,798
Village Roadshow Ltd.	11,451	79,471
Virgin Australia International Holdings Pty Ltd. (b)*†	190,064	—
Virtus Health Ltd.	9,286	71,451
Wesfarmers Ltd.	161,035	6,353,318
Western Areas Ltd.	25,122	109,442
Westfield Corp. (REIT)	273,521	1,844,104
Westpac Banking Corp.	437,630	13,981,029
Whitehaven Coal Ltd.*	83,025	112,344
Woodside Petroleum Ltd.	101,309	3,923,389
Woolworths Ltd.	176,999	5,878,260
WorleyParsons Ltd.	30,800	505,636
Wotif.com Holdings Ltd.	16,489	37,782

		174,113,533

Belgium (1.3%)
Anheuser-Busch InBev N.V.	196,964	22,628,065

France (13.9%)
Air Liquide S.A.	88,726	11,979,162
Airbus Group N.V.	149,796	10,038,361
BNP Paribas S.A.	409,353	27,771,313
Carrefour S.A.	160,294	5,913,076
Cie de Saint-Gobain S.A.	125,725	7,093,657
Danone S.A.	150,794	11,199,596
Essilor International S.A.	55,591	5,895,553
GDF Suez S.A.	393,813	10,841,584
L’Oreal S.A.	61,498	10,597,729
LVMH Moet Hennessy Louis Vuitton S.A.	68,941	13,291,648
Orange S.A.	499,227	7,878,392
Sanofi S.A.	310,901	33,027,105
Schneider Electric SE	149,418	14,066,117
Societe Generale S.A.	290,646	15,224,785
Total S.A.	613,170	44,314,810
Unibail-Rodamco SE (REIT)	25,084	7,297,131
Vinci S.A.	135,985	10,166,753
Vivendi S.A.*	325,553	7,966,084

		254,562,856

Germany (12.5%)
Allianz SE (Registered)	116,701	19,447,499
BASF SE	237,122	27,608,489
Bayer AG (Registered)	213,343	30,133,269
Bayerische Motoren Werke (BMW) AG	82,934	10,518,069
Daimler AG (Registered)	253,571	23,749,490
Deutsche Bank AG (Registered)	336,079	11,824,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Deutsche Post AG (Registered)	244,663	$8,847,800
Deutsche Telekom AG (Registered)	784,438	13,748,876
E.ON SE	516,234	10,659,739
Muenchener Rueckversicherungs AG (Registered)	39,442	8,743,884
RWE AG	124,547	5,349,056
SAP AG	244,605	18,890,482
Siemens AG (Registered)	214,605	28,342,665
Volkswagen AG (Preference)	37,112	9,746,789

		227,610,766

Ireland (1.0%)
CRH plc (BATS Europe Exchange)	190,723	4,894,082
CRH plc (London Stock Exchange)	112,703	2,895,127
Experian plc	151,348	2,559,088
Henderson Group plc (CDI)	97,097	393,698
James Hardie Industries plc (CDI)	62,614	817,139
Shire plc	89,651	7,011,693

		18,570,827

Italy (3.2%)
Assicurazioni Generali S.p.A.	344,693	7,556,530
Enel S.p.A.	1,644,128	9,577,049
Eni S.p.A.	690,338	18,886,691
Intesa Sanpaolo S.p.A.	3,604,031	11,133,359
UniCredit S.p.A.	1,415,468	11,852,095

		59,005,724

Japan (25.7%)
77 Bank Ltd.	54,000	284,645
ABC-Mart, Inc.	3,700	197,957
Accordia Golf Co., Ltd.	9,300	123,382
Acom Co., Ltd.*	62,600	297,845
Adastria Holdings Co., Ltd.	2,450	57,511
ADEKA Corp.	11,400	152,930
Advantest Corp.	22,300	275,599
Aeon Co., Ltd.	103,900	1,277,917
Aeon Delight Co., Ltd.	4,300	103,993
AEON Financial Service Co., Ltd.	15,900	415,765
Aeon Mall Co., Ltd.	15,320	403,624
Ai Holdings Corp.	6,434	117,051
Aica Kogyo Co., Ltd.	9,600	205,068
Aichi Bank Ltd.	1,100	57,549
Aichi Corp.	16,500	77,854
Aichi Steel Corp.	20,102	80,166
Aida Engineering Ltd.	10,453	105,557
Aiful Corp.*	43,800	282,330
Ain Pharmaciez, Inc.	1,460	70,402
Air Water, Inc.	28,000	447,757
Aisan Industry Co., Ltd.	7,700	68,483
Aisin Seiki Co., Ltd.	23,600	938,828
Ajinomoto Co., Inc.	70,000	1,097,281
Akebono Brake Industry Co., Ltd.	14,800	74,508
Akita Bank Ltd.	41,000	113,321
Alfresa Holdings Corp.	7,600	489,887
Alpen Co., Ltd.	4,000	70,283

Alpine Electronics, Inc.	6,300	$88,805
Alps Electric Co., Ltd.	17,700	227,136
Amada Co., Ltd.	48,000	488,031
Amano Corp.	10,715	122,164
ANA Holdings, Inc.	524,303	1,236,942
Anritsu Corp.	14,100	158,391
AOKI Holdings, Inc.	6,358	89,936
Aomori Bank Ltd.	38,628	111,341
Aoyama Trading Co., Ltd.	8,200	224,376
Aozora Bank Ltd.	132,000	433,898
Aplus Financial Co., Ltd.*	68,412	116,828
Arcs Co., Ltd.	5,757	121,670
Ariake Japan Co., Ltd.	3,950	103,950
Asahi Diamond Industrial Co., Ltd.	8,442	133,915
Asahi Glass Co., Ltd.	138,000	813,247
Asahi Group Holdings Ltd.	58,800	1,845,753
Asahi Holdings, Inc.	6,689	115,087
Asahi Kasei Corp.	177,760	1,359,893
Asatsu-DK, Inc.	4,800	129,684
Ashikaga Holdings Co. Ltd.	23,276	99,487
Asics Corp.	27,000	629,791
ASKUL Corp.	3,500	94,077
Astellas Pharma, Inc.	313,100	4,113,678
Autobacs Seven Co., Ltd.	12,300	206,406
Avex Group Holdings, Inc.	5,735	101,051
Awa Bank Ltd.	21,392	121,631
Azbil Corp.	9,000	230,364
Bandai Namco Holdings, Inc.	29,600	693,067
Bando Chemical Industries Ltd.	17,100	70,051
Bank of Iwate Ltd.	1,900	93,495
Bank of Kyoto Ltd.	47,000	427,294
Bank of Nagoya Ltd.	22,000	87,518
Bank of Okinawa Ltd.	2,788	120,541
Bank of Saga Ltd.	25,300	58,439
Bank of the Ryukyus Ltd.	4,185	59,983
Bank of Yokohama Ltd.	173,000	995,597
Belluna Co., Ltd.	22,437	113,176
Benesse Holdings, Inc.	8,700	377,439
BML, Inc.	2,773	107,301
Bridgestone Corp.	86,100	3,012,926
Brother Industries Ltd.	31,500	545,704
Calbee, Inc.	10,696	294,997
Calsonic Kansei Corp.	19,880	132,461
Canon Electronics, Inc.	2,833	53,357
Canon Marketing Japan, Inc.	7,800	146,368
Canon, Inc.	155,334	5,053,856
Capcom Co., Ltd.	6,158	104,371
Casio Computer Co., Ltd.	31,300	454,183
Cawachi Ltd.	3,400	64,909
Central Glass Co., Ltd.	33,000	121,504
Central Japan Railway Co.	24,118	3,440,157
Century Tokyo Leasing Corp.	7,500	253,196
Chiba Bank Ltd.	95,338	672,886
Chiyoda Co., Ltd.	3,062	68,582
Chiyoda Corp.	24,000	290,687
Chofu Seisakusho Co., Ltd.	3,200	85,571
Chubu Electric Power Co., Inc.*	86,200	1,071,278
Chudenko Corp.	5,900	92,776
Chugai Pharmaceutical Co., Ltd.	28,400	800,375
Chugai Ro Co., Ltd.	19,300	43,247
Chugoku Bank Ltd.	21,000	322,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Chugoku Electric Power Co., Inc.	35,320	$481,834
Citizen Holdings Co., Ltd.	35,300	277,020
CKD Corp.	9,000	86,708
Cleanup Corp.	10,500	94,112
CMK Corp.	31,223	83,833
Coca-Cola Central Japan Co., Ltd.	5,953	151,374
Coca-Cola West Co., Ltd.	11,100	191,529
Cocokara fine, Inc.	3,771	114,651
COLOPL, Inc.*	4,411	121,046
Colowide Co., Ltd.	5,764	72,089
COMSYS Holdings Corp.	17,500	325,280
COOKPAD, Inc.	1,632	39,727
Cosel Co., Ltd.	4,700	61,890
Cosmo Oil Co., Ltd.	94,000	201,352
Cosmos Pharmaceutical Corp.	1,165	122,934
Create SD Holdings Co., Ltd.	3,221	110,329
Credit Saison Co., Ltd.	20,400	424,492
Dai Nippon Printing Co., Ltd.	77,000	804,166
Daibiru Corp.	6,400	65,450
Daicel Corp.	31,000	296,214
Daido Metal Co., Ltd.	9,916	124,898
Daido Steel Co., Ltd.	39,000	199,418
Daidoh Ltd.	8,200	46,219
Daiei, Inc.*	18,100	54,673
Daifuku Co., Ltd.	14,100	197,641
Daihatsu Motor Co., Ltd.	28,000	497,784
Daihen Corp.	17,500	81,709
Dai-ichi Life Insurance Co., Ltd.	128,435	1,913,118
Daiichi Sankyo Co., Ltd.	87,800	1,638,044
Dai-ichi Seiko Co., Ltd.	2,258	38,694
Daikin Industries Ltd.	36,000	2,271,477
Daikyo, Inc.	44,931	105,558
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	62,070
Dainippon Screen Manufacturing Co., Ltd.	25,000	116,727
Daio Paper Corp.	10,000	90,617
Daiseki Co., Ltd.	5,400	96,747
Daishi Bank Ltd.	32,000	120,034
Daito Trust Construction Co., Ltd.	10,900	1,281,467
Daiwa House Industry Co., Ltd.	83,000	1,720,547
Daiwa Securities Group, Inc.	262,518	2,272,625
Daiwabo Holdings Co., Ltd.	29,000	56,394
DCM Holdings Co., Ltd.	13,400	96,824
DeNA Co., Ltd.	13,013	175,982
Denki Kagaku Kogyo KK	71,000	272,632
Denki Kogyo Co., Ltd.	14,500	96,900
Denso Corp.	67,300	3,212,038
Dentsu, Inc.	25,800	1,050,540
Descente Ltd.	13,386	119,979
DIC Corp.	89,000	237,204
Disco Corp.	3,400	228,222
Don Quijote Holdings Co., Ltd.	9,300	518,681
Doshisha Co., Ltd.	6,000	105,602
Doutor Nichires Holdings Co., Ltd.	5,500	97,399
Dowa Holdings Co., Ltd.	28,000	264,232
Dr. Ci:Labo Co., Ltd.	2,500	94,393

Duskin Co., Ltd.	9,300	$180,024
Dwango Co., Ltd.	2,698	71,055
Dydo Drinco, Inc.	2,657	121,697
Eagle Industry Co., Ltd.	6,600	117,791
Earth Chemical Co., Ltd.	2,912	112,105
East Japan Railway Co.	49,198	3,874,940
Ebara Corp.	59,000	372,736
Eisai Co., Ltd.	34,500	1,445,319
Eizo Corp.	3,000	79,690
Electric Power Development Co., Ltd.	17,000	552,095
Enplas Corp.	1,027	74,816
Exedy Corp.	3,600	106,964
Ezaki Glico Co., Ltd.	13,000	206,732
FamilyMart Co., Ltd.	8,100	349,010
Fancl Corp.	100	1,202
FANUC Corp.	29,970	5,168,313
Fast Retailing Co., Ltd.	5,300	1,743,734
FCC Co., Ltd.	4,261	80,084
FP Corp.	2,400	83,629
Fuji Co., Ltd.	3,400	71,353
Fuji Electric Co., Ltd.	67,000	317,457
Fuji Heavy Industries Ltd.	91,000	2,519,668
Fuji Machine Manufacturing Co.,Ltd.	11,402	99,608
Fuji Media Holdings, Inc.	27,600	479,503
Fuji Oil Co., Ltd.	7,800	111,335
Fuji Seal International, Inc.	3,200	99,502
Fuji Soft, Inc.	5,187	115,306
Fujicco Co., Ltd.	5,900	74,081
Fujifilm Holdings Corp.	63,968	1,783,817
Fujikura Ltd.	51,000	248,191
Fujimi, Inc.	4,600	64,615
Fujita Kanko, Inc.	15,600	56,976
Fujitec Co., Ltd.	2,840	30,053
Fujitsu General Ltd.	9,138	100,757
Fujitsu Ltd.	247,000	1,850,580
Fukui Bank Ltd.	45,000	110,607
Fukuoka Financial Group, Inc.	106,000	511,663
Fukuyama Transporting Co., Ltd.	16,000	92,078
Furukawa Co., Ltd.	47,469	96,526
Furukawa Electric Co., Ltd.	108,000	229,209
Futaba Corp.	6,500	111,322
Futaba Industrial Co., Ltd.	9,500	43,418
Fuyo General Lease Co., Ltd.	2,579	115,324
Geo Holdings Corp.	9,028	78,601
Glory Ltd.	8,900	289,917
GMO Internet, Inc.	8,424	95,212
GMO Payment Gateway, Inc.	3,004	113,126
Goldcrest Co., Ltd.	3,120	68,526
Gree, Inc.	14,234	124,770
GS Yuasa Corp.	61,000	388,382
Gulliver International Co., Ltd.	15,000	123,192
Gunma Bank Ltd.	54,000	319,293
Gunze Ltd.	24,000	68,940
H2O Retailing Corp.	19,000	147,229
Hachijuni Bank Ltd.	60,000	371,354
Hakuhodo DY Holdings, Inc.	46,500	461,764
Hamamatsu Photonics KK	11,130	546,035
Hankyu Hanshin Holdings, Inc.	181,000	1,032,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Hanwa Co., Ltd.	30,600	$132,301
Haseko Corp.	45,300	364,439
Heiwa Corp.	5,400	119,882
Heiwa Real Estate Co., Ltd.	4,651	74,789
Heiwado Co., Ltd.	2,819	43,159
Hikari Tsushin, Inc.	2,400	181,235
Hino Motors Ltd.	32,439	446,695
Hirose Electric Co., Ltd.	4,400	653,670
Hiroshima Bank Ltd.	73,000	348,769
HIS Co., Ltd.	4,670	150,742
Hisaka Works Ltd.	5,400	50,159
Hisamitsu Pharmaceutical Co., Inc.	9,400	420,335
Hitachi Capital Corp.	4,800	134,280
Hitachi Chemical Co., Ltd.	14,700	243,198
Hitachi Construction Machinery Co., Ltd.	15,400	306,769
Hitachi High-Technologies Corp.	9,800	233,138
Hitachi Koki Co., Ltd.	8,500	73,501
Hitachi Kokusai Electric, Inc.	7,500	103,870
Hitachi Ltd.	626,778	4,590,783
Hitachi Metals Ltd.	22,990	348,124
Hitachi Transport System Ltd.	6,300	98,258
Hodogaya Chemical Co., Ltd.	16,300	30,571
Hogy Medical Co., Ltd.	2,000	108,386
Hokkaido Electric Power Co., Inc.*	26,200	202,503
Hokkaido Gas Co., Ltd.	40,682	114,450
Hokuetsu Kishu Paper Co., Ltd.	22,000	98,376
Hokuhoku Financial Group, Inc.	177,000	377,395
Hokuriku Electric Power Co.	27,019	358,191
Hokuto Corp.	3,600	71,357
Honda Motor Co., Ltd.	238,128	8,314,089
Horiba Ltd.	5,500	197,350
Hoshizaki Electric Co., Ltd.	6,600	329,006
Hosiden Corp.	18,200	113,542
House Foods Group, Inc.	13,200	247,439
Hoya Corp.	65,600	2,179,652
Hulic Co., Ltd.	44,679	588,781
Hyakugo Bank Ltd.	28,000	116,638
Hyakujushi Bank Ltd.	33,000	118,898
Ibiden Co., Ltd.	13,900	279,907
IBJ Leasing Co., Ltd.	4,188	110,338
Ichibanya Co., Ltd.	2,472	103,463
Ichiyoshi Securities Co., Ltd.	5,248	74,028
Icom, Inc.	2,600	64,034
Idec Corp.	7,600	72,995
Idemitsu Kosan Co., Ltd.	16,000	347,624
IHI Corp.	183,000	852,633
Iida Group Holdings Co., Ltd.	12,653	192,221
Inaba Denki Sangyo Co., Ltd.	3,588	120,952
Inabata & Co., Ltd.	10,984	103,221
Inageya Co., Ltd.	6,500	65,767
INPEX Corp.	145,094	2,205,664
Internet Initiative Japan, Inc.	3,198	78,573
Iseki & Co., Ltd.	41,000	107,655
Isetan Mitsukoshi Holdings Ltd.	52,700	686,679
Isuzu Motors Ltd.	153,000	1,011,895
IT Holdings Corp.	9,100	156,300
Ito En Ltd.	9,000	230,719

ITOCHU Corp.	211,400	$2,714,885
Itochu Enex, Co., Ltd.	9,700	69,706
ITOCHU Techno-Solutions Corp.	4,700	204,368
Itoham Foods, Inc.	17,655	78,076
Iwatani Corp.	26,988	191,278
Iyo Bank Ltd.	34,000	343,675
Izumi Co., Ltd.	5,300	167,938
J. Front Retailing Co., Ltd.	58,000	407,068
Jaccs Co., Ltd.	15,528	80,012
Jafco Co., Ltd.	3,600	157,426
Japan Airlines Co., Ltd.	22,068	1,219,888
Japan Airport Terminal Co., Ltd.	10,100	299,595
Japan Aviation Electronics Industry Ltd.	10,685	229,827
Japan Cash Machine Co., Ltd.	6,102	108,662
Japan Digital Laboratory Co., Ltd.	6,400	113,021
Japan Display, Inc.*	45,302	278,149
Japan Exchange Group, Inc.	38,976	959,924
Japan Petroleum Exploration Co.	5,700	237,723
Japan Pulp & Paper Co., Ltd.	20,100	67,063
Japan Radio Co., Ltd.*	23,400	101,403
Japan Securities Finance Co., Ltd.	7,993	49,707
Japan Steel Works Ltd.	52,000	227,906
Japan Tobacco, Inc.	162,417	5,920,793
Japan Wool Textile Co., Ltd.	14,419	113,581
JFE Holdings, Inc.	70,600	1,457,229
JGC Corp.	30,000	911,505
Jin Co., Ltd.	2,774	88,446
J-Oil Mills, Inc.	23,100	75,020
Joshin Denki Co., Ltd.	7,400	66,326
Joyo Bank Ltd.	101,000	538,374
JSR Corp.	23,500	403,169
JTEKT Corp.	25,700	433,048
Juroku Bank Ltd.	41,000	153,388
JVC Kenwood Corp.*	19,300	40,579
JX Holdings, Inc.	303,000	1,621,105
kabu.com Securities Co., Ltd.	136	670
Kadokawa Corp.	3,204	101,524
Kaga Electronics Co., Ltd.	5,500	66,616
Kagome Co., Ltd.	12,800	226,548
Kagoshima Bank Ltd.	18,000	121,534
Kajima Corp.	131,000	579,320
Kakaku.com, Inc.	17,876	313,212
Kaken Pharmaceutical Co., Ltd.	14,000	296,293
Kameda Seika Co. Ltd.	3,878	123,837
Kamigumi Co., Ltd.	36,000	331,198
Kanagawa Chuo Kotsu Co., Ltd.	14,700	74,875
Kanamoto Co., Ltd.	3,968	158,046
Kandenko Co., Ltd.	16,000	93,026
Kaneka Corp.	42,000	262,850
Kanematsu Corp.	67,103	120,554
Kansai Electric Power Co., Inc.*	103,466	975,372
Kansai Paint Co., Ltd.	34,000	568,205
Kansai Urban Banking Corp.	89,812	109,932
Kao Corp.	73,900	2,908,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kappa Create Holdings Co., Ltd.	5,800	$60,287
Katakura Industries Co., Ltd.	7,200	92,679
Kato Sangyo Co., Ltd.	5,114	115,148
Kawasaki Heavy Industries Ltd.	211,000	803,968
Kawasaki Kisen Kaisha Ltd.	100,000	209,269
KDDI Corp.	80,880	4,933,197
Keihan Electric Railway Co., Ltd.	72,000	302,058
Keihin Corp.	5,700	90,588
Keikyu Corp.	69,000	619,811
Keio Corp.	71,000	557,880
Keisei Electric Railway Co., Ltd.	40,000	398,401
Keiyo Bank Ltd.	21,000	106,550
Kenedix, Inc.*	26,600	132,600
Kewpie Corp.	18,400	299,507
Key Coffee, Inc.	4,000	63,649
Keyence Corp.	6,140	2,678,617
Kikkoman Corp.	23,371	486,776
Kinden Corp.	24,000	233,355
Kinki Sharyo Co., Ltd.	13,400	41,534
Kintetsu Corp.	260,000	947,041
Kintetsu Department Store Co., Ltd.*	28,164	106,479
Kirin Holdings Co., Ltd.	128,000	1,848,517
Kisoji Co., Ltd.	3,600	70,930
Kissei Pharmaceutical Co., Ltd.	5,000	119,688
Kitz Corp.	19,319	108,509
Kiyo Bank Ltd.	12,600	171,640
Koa Corp.	5,800	58,570
Kobayashi Pharmaceutical Co., Ltd.	4,700	298,317
Kobe Steel Ltd.	452,000	678,190
Koito Manufacturing Co., Ltd.	16,000	409,851
Kokuyo Co., Ltd.	13,400	112,300
Komatsu Ltd.	130,600	3,032,143
Komeri Co., Ltd.	4,300	112,355
Komori Corp.	7,900	100,675
Konami Corp.	14,900	329,313
Konica Minolta, Inc.	74,000	731,198
Kose Corp.	6,000	229,209
Krosaki Harima Corp.	17,100	40,680
K’s Holdings Corp.	7,200	208,811
Kubota Corp.	147,000	2,083,727
Kumagai Gumi Co., Ltd.*	43,617	111,513
Kumiai Chemical Industry Co., Ltd.	16,155	103,814
Kura Corp.	4,700	127,075
Kurabo Industries Ltd.	39,100	71,017
Kuraray Co., Ltd.	44,000	557,682
Kurita Water Industries Ltd.	16,300	377,633
Kuroda Electric Co., Ltd.	5,100	78,636
KYB Co., Ltd.	19,231	90,550
Kyocera Corp.	46,800	2,221,158
Kyoei Steel Ltd.	5,000	90,716
Kyokuto Kaihatsu Kogyo Co., Ltd.	7,569	111,549
Kyokuto Securities Co., Ltd.	6,776	117,387
KYORIN Holdings, Inc.	9,000	185,144
Kyosan Electric Manufacturing Co., Ltd.	15,500	57,070

Kyowa Exeo Corp.	9,800	$139,496
Kyowa Hakko Kirin Co., Ltd.	38,000	514,269
Kyudenko Corp.	11,200	109,009
Kyushu Electric Power Co., Inc.	58,100	654,381
Lawson, Inc.	11,000	825,231
Leopalace21 Corp.*	22,700	116,968
Life Corp.	5,900	99,707
Lintec Corp.	5,800	116,567
Lion Corp.	39,000	225,981
LIXIL Group Corp.	38,500	1,039,031
M3, Inc.	19,221	305,851
Mabuchi Motor Co., Ltd.	4,600	348,729
Macnica, Inc.	2,900	96,900
Macromill, Inc.*†(b)	12,600	97,760
Maeda Corp.	18,502	146,292
Maeda Kosen Co. Ltd.	7,188	90,395
Maeda Road Construction Co., Ltd.	10,000	173,042
Makino Milling Machine Co., Ltd.	13,507	116,264
Makita Corp.	17,500	1,081,388
Mandom Corp.	3,039	108,145
Mani, Inc.	2,258	125,488
Marubeni Corp.	232,000	1,696,974
Marudai Food Co., Ltd.	21,900	72,852
Maruetsu, Inc.	17,900	64,317
Marui Group Co., Ltd.	32,800	315,033
Maruichi Steel Tube Ltd.	11,400	306,086
Marusan Securities Co., Ltd.	14,461	116,196
Maruwa Co., Ltd.	2,900	118,943
Maruzen Showa Unyu Co., Ltd.	22,000	76,008
Matsuda Sangyo Co., Ltd.	4,000	49,514
Matsui Securities Co., Ltd.	14,000	142,066
Matsumotokiyoshi Holdings Co., Ltd.	5,900	204,131
Matsuya Foods Co., Ltd.	4,300	80,478
Max Co., Ltd.	6,000	67,578
Mazda Motor Corp.	413,000	1,936,479
Medipal Holdings Corp.	29,500	418,163
Megmilk Snow Brand Co., Ltd.	8,502	110,445
MEIJI Holdings Co., Ltd.	8,300	549,756
Meitec Corp.	2,601	81,133
Mie Bank Ltd.	26,100	59,514
Mimasu Semiconductor Industry Co., Ltd.	6,300	58,395
Minato Bank Ltd.	63,217	116,069
Minebea Co., Ltd.	33,000	370,702
Miraca Holdings, Inc.	8,000	387,740
Mirait Holdings Corp.	12,130	121,414
MISUMI Group, Inc.	10,600	291,616
Mitsuba Corp.	3,235	51,413
Mitsubishi Chemical Holdings Corp.	169,000	749,035
Mitsubishi Corp.	207,616	4,318,118
Mitsubishi Electric Corp.	269,000	3,319,185
Mitsubishi Estate Co., Ltd.	180,957	4,467,435
Mitsubishi Gas Chemical Co., Inc.	53,000	339,016
Mitsubishi Heavy Industries Ltd.	476,000	2,969,567
Mitsubishi Logistics Corp.	18,000	269,542
Mitsubishi Materials Corp.	176,000	616,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Motors Corp.	96,000	$1,059,454
Mitsubishi Nichiyu Forklift Co., Ltd.	16,096	105,818
Mitsubishi Paper Mills Ltd.*	61,000	53,591
Mitsubishi Research Institute, Inc.	3,100	71,636
Mitsubishi Shokuhin Co., Ltd.	2,500	62,855
Mitsubishi Tanabe Pharma Corp.	23,000	344,415
Mitsubishi UFJ Financial Group, Inc.	1,948,683	11,945,434
Mitsubishi UFJ Lease & Finance Co., Ltd.	61,180	351,481
Mitsuboshi Belting Co., Ltd.	12,100	74,412
Mitsui & Co., Ltd.	234,520	3,759,543
Mitsui Chemicals, Inc.	119,000	325,384
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	286,817
Mitsui Fudosan Co., Ltd.	127,823	4,310,186
Mitsui Home Co., Ltd.	13,400	63,624
Mitsui Matsushima Co., Ltd.	32,100	43,410
Mitsui Mining & Smelting Co., Ltd.	97,000	276,719
Mitsui O.S.K. Lines Ltd.	139,863	520,491
Mitsui Sugar Co., Ltd.	19,300	72,967
Mitsumi Electric Co., Ltd.	11,968	86,595
Miura Co., Ltd.	3,836	131,016
Miyazaki Bank Ltd.	26,800	88,623
Mizuho Financial Group, Inc.	3,334,030	6,845,449
Mizuno Corp.	15,800	94,671
Mochida Pharmaceutical Co., Ltd.	2,600	186,585
Modec, Inc.	3,840	91,693
Monex Group, Inc.	24,700	91,432
MonotaRO Co., Ltd.	2,012	55,610
Mori Seiki Co., Ltd.	17,900	259,917
Morinaga & Co., Ltd.	35,100	76,225
Morinaga Milk Industry Co., Ltd.	29,000	104,486
MOS Food Services, Inc.	4,100	89,847
Moshi Moshi Hotline, Inc.	6,150	60,586
MS&AD Insurance Group Holdings, Inc.	79,204	1,913,155
Murata Manufacturing Co., Ltd.	29,100	2,723,430
Musashi Seimitsu Industry Co., Ltd.	3,100	77,756
Musashino Bank Ltd.	5,200	182,222
Nabtesco Corp.	14,000	309,560
Nachi-Fujikoshi Corp.	25,458	179,177
Nagaileben Co., Ltd.	5,438	112,136
Nagase & Co., Ltd.	18,000	232,762
Nagatanien Co., Ltd.	6,900	68,384
Nagoya Railroad Co., Ltd.	112,000	446,651
Nakayama Steel Works Ltd.*	146,133	119,728
Nankai Electric Railway Co., Ltd.	67,000	291,002
NEC Corp.	379,000	1,208,400
NEC Fielding Ltd.	5,600	86,787
NEC Networks & System Integration Corp.	2,159	52,619
NET One Systems Co., Ltd.	14,580	101,177

Nexon Co., Ltd.	18,001	$171,827
Next Co. Ltd.	12,125	101,735
NGK Insulators Ltd.	34,000	771,926
NGK Spark Plug Co., Ltd.	22,000	620,660
NH Foods Ltd.	25,000	488,377
NHK Spring Co., Ltd.	25,000	234,441
Nichias Corp.	14,969	103,285
Nichicon Corp.	10,400	84,797
Nichii Gakkan Co.	11,354	101,990
Nichi-iko Pharmaceutical Co., Ltd.	4,264	63,767
Nichirei Corp.	40,000	191,896
Nidec Copal Electronics Corp.	8,700	73,770
Nidec Corp.	29,186	1,790,831
Nifco, Inc.	6,400	213,533
Nihon Kohden Corp.	5,900	295,859
Nihon M&A Center, Inc.	3,987	113,819
Nihon Nohyaku Co., Ltd.	8,530	103,483
Nihon Parkerizing Co., Ltd.	7,359	168,675
Nihon Trim Co., Ltd.	1,921	75,186
Nihon Unisys Ltd.	10,500	90,277
Nikon Corp.	50,100	788,801
Nintendo Co., Ltd.	16,484	1,972,938
Nippo Corp.	7,000	117,743
Nippon Carbon Co., Ltd.	22,500	42,866
Nippon Chemi-Con Corp.*	35,035	101,676
Nippon Coke & Engineering Co., Ltd.	10,046	11,602
Nippon Electric Glass Co., Ltd.	54,000	314,496
Nippon Express Co., Ltd.	103,000	499,215
Nippon Flour Mills Co., Ltd.	6,607	35,153
Nippon Kanzai Co., Ltd.	4,300	106,540
Nippon Kayaku Co., Ltd.	24,000	312,482
Nippon Konpo Unyu Soko Co., Ltd.	9,000	155,826
Nippon Light Metal Holdings Co., Ltd.	52,529	79,853
Nippon Paint Co., Ltd.	22,000	465,604
Nippon Paper Industries Co., Ltd.	16,100	302,913
Nippon Road Co., Ltd.	21,734	122,288
Nippon Sharyo Ltd.	14,000	57,766
Nippon Sheet Glass Co., Ltd.*	148,000	208,914
Nippon Shinyaku Co., Ltd.	6,000	175,075
Nippon Shokubai Co., Ltd.	20,000	268,694
Nippon Signal Co., Ltd.	8,900	82,231
Nippon Steel & Sumikin Bussan Corp.	27,116	104,925
Nippon Steel & Sumitomo Metal Corp.	1,169,617	3,740,742
Nippon Suisan Kaisha Ltd.*	43,600	134,710
Nippon Synthetic Chemical Industry Co., Ltd.	6,785	54,117
Nippon Telegraph & Telephone Corp.	103,342	6,445,040
Nippon Television Holdings, Inc.	27,400	474,946
Nippon Thompson Co., Ltd.	11,000	57,658
Nippon Valqua Industries Ltd.	22,000	62,761
Nippon Yusen KK	216,000	622,595
Nipro Corp.	13,900	124,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Nishimatsu Construction Co., Ltd.	34,106	$145,103
Nishimatsuya Chain Co., Ltd.	7,500	66,260
Nishi-Nippon City Bank Ltd.	114,000	280,203
Nishi-Nippon Railroad Co., Ltd.	42,000	169,567
Nishio Rent All Co. Ltd.	2,807	119,285
Nissan Chemical Industries Ltd.	18,000	279,848
Nissan Motor Co., Ltd.	373,880	3,546,702
Nissan Shatai Co., Ltd.	13,000	220,335
Nissha Printing Co., Ltd.	6,558	99,627
Nisshin Seifun Group, Inc.	35,750	426,650
Nisshin Steel Holdings Co., Ltd.	10,951	144,745
Nisshinbo Holdings, Inc.	22,000	220,423
Nissin Electric Co., Ltd.	11,000	72,316
Nissin Foods Holdings Co., Ltd.	12,800	658,289
Nissin Kogyo Co., Ltd.	4,986	98,878
Nitori Holdings Co., Ltd.	10,500	574,207
Nitta Corp.	3,600	83,226
Nittetsu Mining Co., Ltd.	14,300	61,263
Nitto Boseki Co., Ltd.	20,312	82,607
Nitto Denko Corp.	23,200	1,087,117
Nitto Kogyo Corp.	5,056	111,246
Nitto Kohki Co., Ltd.	2,800	57,407
NKSJ Holdings, Inc.	58,500	1,575,322
Noevir Holdings Co. Ltd.	2,811	56,411
NOF Corp.	21,020	150,224
NOK Corp.	15,700	315,379
Nomura Holdings, Inc.	544,502	3,853,787
Nomura Real Estate Holdings, Inc.	15,900	300,877
Nomura Research Institute Ltd.	14,517	457,127
Noritake Co., Ltd.	19,900	53,038
Noritz Corp.	5,338	105,227
North Pacific Bank Ltd.	48,800	210,509
NS Solutions Corp.	3,300	90,070
NS United Kaiun Kaisha Ltd.	28,700	72,242
NSD Co., Ltd.	6,300	82,897
NSK Ltd.	59,000	767,020
NTN Corp.	74,000	322,867
NTT Data Corp.	18,802	721,976
NTT DOCOMO, Inc.	211,768	3,620,573
NTT Urban Development Corp.	15,400	173,298
Obara Group, Inc.	2,784	120,643
Obayashi Corp.	90,000	642,318
OBIC Business Consultants Ltd.	2,700	89,152
Obic Co., Ltd.	11,000	362,667
Odakyu Electric Railway Co., Ltd.	86,000	827,699
Ogaki Kyoritsu Bank Ltd.	38,400	107,651
Ohara, Inc.	5,000	29,219
Ohsho Food Service Corp.	2,130	94,510
Oiles Corp.	3,800	83,836
Oita Bank Ltd.	21,000	75,870
Oji Holdings Corp.	124,000	510,419
Okabe Co., Ltd.	7,367	90,247
Okamura Corp.	13,350	117,153
Okasan Securities Group, Inc.	23,000	190,938
Oki Electric Industry Co., Ltd.	108,244	240,412
OKUMA Corp.	22,400	215,365
Okumura Corp.	25,000	126,845
Olympus Corp.*	40,500	1,395,242

Omron Corp.	29,300	$1,234,993
Ono Pharmaceutical Co., Ltd.	12,877	1,133,832
Onward Holdings Co., Ltd.	23,000	165,056
Oracle Corp. Japan	5,000	218,647
Organo Corp.	9,300	47,462
Orient Corp.*	50,508	136,111
Oriental Land Co., Ltd.	7,300	1,250,595
ORIX Corp.	159,116	2,637,143
Osaka Gas Co., Ltd.	277,000	1,164,819
Osaka Steel Co., Ltd.	7,225	126,663
OSAKA Titanium Technologies Co., Ltd.	5,800	120,116
OSG Corp.	14,700	271,059
Otsuka Corp.	7,800	378,047
Otsuka Holdings Co., Ltd.	55,426	1,717,957
Pack Corp.	4,000	79,048
Paltac Corp.	8,022	112,920
PanaHome Corp.	11,000	85,889
Panasonic Corp.	309,570	3,770,884
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	55,561
Paramount Bed Holdings Co., Ltd.	306	9,666
Parco Co., Ltd.	8,506	72,629
Paris Miki Holdings, Inc.	7,300	36,102
Park24 Co., Ltd.	14,800	269,104
Penta-Ocean Construction Co., Ltd.	34,091	113,070
PGM Holdings KK	10,000	103,055
Pigeon Corp.	5,280	278,320
Pilot Corp.	2,350	102,648
Pioneer Corp.*	45,200	99,498
Plenus Co., Ltd.	4,700	108,238
Pocket Card Co., Ltd.	14,360	119,212
Pola Orbis Holdings, Inc.	2,748	110,945
Raito Kogyo Co., Ltd.	11,775	85,664
Rakuten, Inc.	119,118	1,539,168
Renesas Electronics Corp.*	8,900	69,053
Rengo Co., Ltd.	21,000	100,331
Resona Holdings, Inc.	256,100	1,491,526
Resorttrust, Inc.	10,200	203,587
Ricoh Co., Ltd.	82,000	976,990
Ricoh Leasing Co., Ltd.	2,500	71,369
Riken Corp.	16,000	73,915
Rinnai Corp.	4,000	386,161
Riso Kagaku Corp.	4,322	122,572
Rohm Co., Ltd.	13,200	757,041
Rohto Pharmaceutical Co., Ltd.	15,000	233,207
Roland DG Corp.	2,860	102,622
Round One Corp.	11,100	70,673
Royal Holdings Co., Ltd.	7,116	119,203
Ryobi Ltd.	18,700	63,130
Ryohin Keikaku Co., Ltd.	2,500	283,796
Ryosan Co., Ltd.	5,100	106,274
Saibu Gas Co., Ltd.	44,638	117,208
Saizeriya Co., Ltd.	4,200	53,358
Sakai Chemical Industry Co., Ltd.	14,100	44,400
Sakata INX Corp.	11,828	110,218
Sakata Seed Corp.	5,300	73,087
San-A Co., Ltd.	3,600	109,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Sanden Corp.	18,200	$100,966
Sangetsu Co., Ltd.	5,600	151,740
San-In Godo Bank Ltd.	15,000	111,495
Sanken Electric Co., Ltd.	14,951	123,675
Sanki Engineering Co., Ltd.	10,400	78,535
Sankyo Co., Ltd.	7,700	296,052
Sankyo Tateyama, Inc.	2,211	44,654
Sankyu, Inc.	40,000	202,557
Sanoh Industrial Co., Ltd.	7,800	56,822
Sanrio Co., Ltd.	6,400	185,926
Santen Pharmaceutical Co., Ltd.	10,400	585,164
Sanwa Holdings Corp.	31,000	217,877
Sanyo Chemical Industries Ltd.	9,400	66,437
Sanyo Electric Railway Co. Ltd.	24,625	112,302
Sanyo Shokai Ltd.	18,600	42,229
Sanyo Special Steel Co., Ltd.	15,123	70,162
Sapporo Holdings Ltd.	52,000	209,427
Sasebo Heavy Industries Co., Ltd.*	35,000	44,568
Sato Holdings Corp.	4,491	118,143
Sawai Pharmaceutical Co., Ltd.	4,400	259,296
SBI Holdings, Inc.	29,097	356,155
SCSK Corp.	6,300	177,548
Secom Co., Ltd.	28,600	1,747,535
Sega Sammy Holdings, Inc.	27,471	540,444
Seibu Holdings, Inc.	21,536	447,068
Seikagaku Corp.	8,415	103,500
Seiko Epson Corp.	18,600	791,333
Seiko Holdings Corp.	20,162	81,798
Seino Holdings Co., Ltd.	25,000	283,796
Seiren Co., Ltd.	9,500	82,148
Sekisui Chemical Co., Ltd.	59,000	683,155
Sekisui House Ltd.	80,000	1,096,886
Sekisui Jushi Corp.	7,100	101,484
Sekisui Plastics Co., Ltd.	16,100	45,294
Senshu Ikeda Holdings, Inc.	18,340	93,415
Seven & I Holdings Co., Ltd.	110,879	4,671,355
Seven Bank Ltd.	99,354	406,027
Sharp Corp.*	192,000	615,962
Shibuya Kogyo Co., Ltd.	4,189	130,667
Shiga Bank Ltd.	30,000	180,643
Shikoku Chemicals Corp.	12,000	92,631
Shikoku Electric Power Co., Inc.*	20,885	291,510
Shima Seiki Manufacturing Ltd.	5,392	103,417
Shimachu Co., Ltd.	6,100	145,658
Shimadzu Corp.	39,000	357,643
Shimamura Co., Ltd.	3,300	324,446
Shimano, Inc.	12,000	1,331,425
Shimizu Corp.	91,000	644,065
Shimojima Co., Ltd.	5,300	57,340
Shinagawa Refractories Co., Ltd.	21,703	49,274
Shindengen Electric Manufacturing Co., Ltd.	13,600	76,119
Shin-Etsu Chemical Co., Ltd.	50,414	3,064,502
Shin-Etsu Polymer Co., Ltd.	11,000	54,074
Shinko Electric Industries Co., Ltd.	8,500	77,360
Shinsei Bank Ltd.	228,000	513,143
Shionogi & Co., Ltd.	42,300	882,703

Ship Healthcare Holdings, Inc.	3,435	$120,372
Shiroki Corp.	18,800	40,085
Shiseido Co., Ltd.	49,800	907,957
Shizuoka Bank Ltd.	78,000	843,098
Shizuoka Gas Co., Ltd.	17,389	119,297
Sho-Bond Holdings Co., Ltd.	2,698	123,175
Shochiku Co., Ltd.	19,000	176,299
Showa Corp.	3,734	45,410
Showa Denko KK	175,000	248,754
Showa Sangyo Co., Ltd.	24,500	88,999
Showa Shell Sekiyu KK	30,300	344,260
Sintokogio Ltd.	7,500	53,601
SKY Perfect JSAT Holdings, Inc.	20,100	117,856
SMC Corp.	8,000	2,140,862
SMK Corp.	16,209	71,361
SoftBank Corp.	125,249	9,325,830
Sohgo Security Services Co., Ltd.	12,200	292,641
Sojitz Corp.	154,100	272,286
Sony Corp.	147,572	2,450,186
Sony Financial Holdings, Inc.	24,977	426,043
Sotetsu Holdings, Inc.	50,000	192,488
Square Enix Holdings Co., Ltd.	10,400	184,070
St. Marc Holdings Co., Ltd.	1,474	79,007
Stanley Electric Co., Ltd.	21,700	565,714
Star Micronics Co., Ltd.	6,600	94,076
Start Today Co., Ltd.	6,669	175,308
Sugi Holdings Co., Ltd.	5,000	228,024
Sumco Corp.	21,300	195,118
Sumitomo Bakelite Co., Ltd.	30,000	119,046
Sumitomo Chemical Co., Ltd.	208,000	786,378
Sumitomo Corp.	157,900	2,132,246
Sumitomo Dainippon Pharma Co. Ltd.	21,398	246,075
Sumitomo Electric Industries Ltd.	105,491	1,483,882
Sumitomo Forestry Co., Ltd.	25,100	306,240
Sumitomo Heavy Industries Ltd.	66,000	314,022
Sumitomo Metal Mining Co., Ltd.	75,000	1,217,857
Sumitomo Mitsui Construction Co., Ltd.*	79,018	90,480
Sumitomo Mitsui Financial Group, Inc.	195,313	8,182,305
Sumitomo Mitsui Trust Holdings, Inc.	517,630	2,365,754
Sumitomo Osaka Cement Co., Ltd.	65,000	247,026
Sumitomo Real Estate Sales Co., Ltd.	3,040	97,077
Sumitomo Realty & Development Co., Ltd.	63,880	2,741,092
Sumitomo Rubber Industries Ltd.	23,600	340,587
Sumitomo Seika Chemicals Co., Ltd.	17,166	120,478
Sumitomo Warehouse Co., Ltd.	17,000	96,994
Sundrug Co., Ltd.	6,000	267,114
Suntory Beverage & Food Ltd.	20,230	793,784
Suruga Bank Ltd.	26,000	504,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Suzuken Co., Ltd.	10,200	$379,586
Suzuki Motor Corp.	54,500	1,707,009
SWCC Showa Holdings Co., Ltd.*	60,300	61,904
Sysmex Corp.	22,800	856,364
T Hasegawa Co., Ltd.	7,045	112,937
T&D Holdings, Inc.	90,100	1,224,695
T.RAD Co., Ltd.	17,200	47,030
Tachi-S Co., Ltd.	6,741	116,581
Tadano Ltd.	15,552	258,675
Taihei Dengyo Kaisha Ltd.	8,600	63,584
Taihei Kogyo Co., Ltd.	14,800	78,452
Taiheiyo Cement Corp.	158,000	636,336
Taikisha Ltd.	5,247	122,441
Taisei Corp.	143,000	791,896
Taisho Pharmaceutical Holdings Co., Ltd.	6,768	493,712
Taiyo Holdings Co., Ltd.	3,134	97,140
Taiyo Nippon Sanso Corp.	45,000	398,450
Taiyo Yuden Co., Ltd.	15,000	165,984
Takamatsu Construction Group Co., Ltd.	6,100	103,809
Takara Holdings, Inc.	30,000	263,264
Takara Standard Co., Ltd.	12,000	105,780
Takasago International Corp.	12,100	57,690
Takasago Thermal Engineering Co., Ltd.	10,352	122,522
Takashimaya Co., Ltd.	33,000	320,211
Takata Corp.	5,000	107,398
Takeda Pharmaceutical Co., Ltd.	105,364	4,887,275
Takuma Co., Ltd.	12,205	79,395
Tamron Co., Ltd.	2,969	71,129
TDK Corp.	15,400	722,077
Tecmo Koei Holdings Co., Ltd.	7,261	96,904
Teijin Ltd.	132,000	330,961
Temp Holdings Co., Ltd.	6,022	197,949
Tenma Corp.	6,500	101,313
Terumo Corp.	40,600	907,744
T-Gaia Corp.	10,184	96,809
THK Co., Ltd.	16,300	384,230
TKC Corp.	5,390	122,160
Toagosei Co., Ltd.	34,000	153,043
Tobu Railway Co., Ltd.	153,000	800,454
TOC Co., Ltd.	13,669	99,848
Tocalo Co., Ltd.	3,700	62,053
Tochigi Bank Ltd.	16,000	68,545
Toda Corp.	32,000	124,456
Toda Kogyo Corp.	40,855	128,649
Toei Co., Ltd.	18,574	100,658
Toenec Corp.	19,751	113,470
Toho Co., Ltd.	20,600	483,151
Toho Gas Co., Ltd.	67,000	368,383
Toho Holdings Co., Ltd.	9,200	185,353
Toho Titanium Co., Ltd.*	5,100	33,679
Tohoku Electric Power Co., Inc.	61,600	722,989
Tokai Carbon Co., Ltd.	32,000	91,289
TOKAI Holdings Corp.	30,519	125,926
Tokai Rika Co., Ltd.	7,500	150,585
Tokai Rubber Industries Ltd.	5,200	58,927
Tokai Tokyo Financial Holdings, Inc.	34,000	264,469

Token Corp.	2,181	$101,725
Tokio Marine Holdings, Inc.	101,700	3,344,992
Tokuyama Corp.	38,000	120,784
Tokyo Broadcasting System Holdings, Inc.	17,000	208,588
Tokyo Dome Corp.	19,769	93,279
Tokyo Electric Power Co., Inc.*	215,437	897,433
Tokyo Electron Ltd.	24,100	1,629,108
Tokyo Gas Co., Ltd.	316,000	1,846,622
Tokyo Ohka Kogyo Co., Ltd.	5,100	121,679
Tokyo Rope Manufacturing Co., Ltd.*	22,700	36,973
Tokyo Seimitsu Co., Ltd.	5,267	94,677
Tokyo Steel Manufacturing Co., Ltd.	18,700	97,649
Tokyo Tatemono Co., Ltd.	55,000	508,711
Tokyotokeiba Co., Ltd.	20,593	64,236
Tokyu Construction Co., Ltd.	23,700	112,061
Tokyu Corp.	158,000	1,119,826
Tokyu Fudosan Holdings Corp.	57,534	453,775
TOMONY Holdings, Inc.	25,408	112,111
Tomy Co., Ltd.	9,500	55,047
TonenGeneral Sekiyu KK	41,000	389,339
Topcon Corp.	6,848	158,179
Toppan Forms Co., Ltd.	7,000	70,411
Toppan Printing Co., Ltd.	75,000	580,425
Topre Corp.	7,650	103,908
Toray Industries, Inc.	197,000	1,295,119
Torii Pharmaceutical Co., Ltd.	3,708	115,480
Torishima Pump Manufacturing Co., Ltd.	3,900	33,955
Toshiba Corp.	529,000	2,469,937
Toshiba Machine Co., Ltd.	17,105	79,527
Toshiba Plant Systems & Services Corp.	6,000	89,255
Toshiba TEC Corp.	17,936	126,059
Tosoh Corp.	85,000	411,974
TOTO Ltd.	38,000	512,018
Towa Pharmaceutical Co., Ltd.	2,214	90,151
Toyo Engineering Corp.	14,502	63,273
Toyo Ink SC Holdings Co., Ltd.	30,000	148,068
Toyo Kohan Co., Ltd.	17,415	102,113
Toyo Seikan Group Holdings Ltd.	18,400	282,616
Toyo Suisan Kaisha Ltd.	15,000	462,712
Toyo Tanso Co., Ltd.	1,600	34,604
Toyo Tire & Rubber Co., Ltd.	11,244	191,238
Toyobo Co., Ltd.	121,000	209,022
Toyoda Gosei Co., Ltd.	9,300	193,151
Toyota Industries Corp.	24,400	1,259,681
Toyota Motor Corp.	365,675	21,961,075
Toyota Tsusho Corp.	29,500	848,265
Transcosmos, Inc.	5,968	128,132
Trend Micro, Inc.	10,400	342,372
Trusco Nakayama Corp.	4,694	117,970
TS Tech Co., Ltd.	5,200	151,219
TSI Holdings Co., Ltd.	12,000	82,918
Tsubakimoto Chain Co.	12,965	106,863
Tsukishima Kikai Co., Ltd.	10,360	116,992
Tsumura & Co.	9,200	216,957
Tsuruha Holdings, Inc.	4,800	264,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Tsutsumi Jewelry Co., Ltd.	2,800	$68,877
TV Asahi Holdings Corp.	8,000	146,251
Tv Tokyo Holdings Corp.	4,700	73,489
UACJ Corp.	34,970	131,519
Ube Industries Ltd.	141,000	244,963
Ulvac, Inc.*	5,398	114,935
Unicharm Corp.	16,800	1,001,151
Union Tool Co.	4,651	118,955
Unipres Corp.	4,100	98,549
United Arrows Ltd.	2,708	109,197
Unitika Ltd.*	77,800	36,863
UNY Group Holdings Co., Ltd.	26,100	163,600
Ushio, Inc.	19,600	252,485
USS Co., Ltd.	31,000	529,085
Wacoal Holdings Corp.	20,000	217,166
Wacom Co., Ltd.	23,600	134,418
Wakita & Co. Ltd.	9,405	120,597
WATAMI Co., Ltd.	7,100	100,292
West Japan Railway Co.	23,222	1,022,359
Xebio Co., Ltd.	5,148	100,973
Yahoo! Japan Corp.	186,552	861,817
Yakult Honsha Co., Ltd.	17,700	896,313
Yamada Denki Co., Ltd.	117,100	417,285
Yamagata Bank Ltd.	21,000	99,709
Yamaguchi Financial Group, Inc.	31,000	326,815
Yamaha Corp.	18,200	287,628
Yamaha Motor Co., Ltd.	39,300	676,175
Yamanashi Chuo Bank Ltd.	25,275	119,757
Yamato Holdings Co., Ltd.	48,500	1,004,901
Yamato Kogyo Co., Ltd.	7,700	225,744
Yamazaki Baking Co., Ltd.	26,000	324,663
Yamazen Corp.	10,905	82,672
Yaoko Co., Ltd.	1,319	69,657
Yaskawa Electric Corp.	27,000	327,022
Yodogawa Steel Works Ltd.	25,160	111,513
Yokogawa Bridge Holdings Corp.	8,194	118,900
Yokogawa Electric Corp.	32,500	410,962
Yokohama Rubber Co., Ltd.	29,640	256,302
Yondoshi Holdings, Inc.	6,092	125,623
Yoshinoya Holdings Co., Ltd.	7,900	111,281
Yusen Logistics Co., Ltd.	9,240	105,256
Yushin Precision Equipment Co., Ltd.	3,893	93,151
Zenkoku Hosho Co., Ltd.	5,062	137,712
Zensho Holdings Co., Ltd.	9,793	99,665
Zeon Corp.	22,000	235,408
ZERIA Pharmaceutical Co., Ltd.	1,079	25,775

		469,097,977

Mexico (0.0%)
Fresnillo plc	25,922	386,845

Netherlands (4.9%)
ASML Holding N.V.	99,029	9,222,184
ING Groep N.V. (CVA)*	996,311	13,997,191
Koninklijke Philips N.V.	241,953	7,678,022
Royal Dutch Shell plc, Class A	600,277	24,845,590

Royal Dutch Shell plc, Class B	374,046	$16,275,619
Unilever N.V. (CVA)	405,839	17,757,884

		89,776,490

New Zealand (0.1%)
Fletcher Building Ltd.	27,779	214,269
Kathmandu Holdings Ltd.	27,393	76,458
SKY Network Television Ltd.	24,421	146,917
SKYCITY Entertainment Group Ltd.	21,417	74,520
Telecom Corp. of New Zealand Ltd.	36,088	84,052
Trade Me Ltd.	31,744	97,881

		694,097

Singapore (0.0%)
Singapore Telecommunications Ltd. (CDI)	16,828	52,206

Spain (5.2%)
Banco Bilbao Vizcaya Argentaria S.A.	1,518,819	19,360,103
Banco Santander S.A.	3,038,605	31,746,613
Iberdrola S.A.	1,365,632	10,439,986
Inditex S.A.	54,692	8,417,608
Repsol S.A.	248,388	6,550,667
Telefonica S.A.	1,026,742	17,602,091

		94,117,068

Switzerland (0.6%)
Coca-Cola HBC AG (CDI)*	30,244	694,614
Glencore plc*	1,466,913	8,172,851
Wolseley plc	40,295	2,208,816

		11,076,281

United Kingdom (20.7%)
3i Group plc	146,959	1,010,801
Aberdeen Asset Management plc	150,334	1,167,801
Admiral Group plc	29,942	793,750
Aggreko plc	36,663	1,035,293
Anglo American plc	199,283	4,877,057
Antofagasta plc	54,203	707,782
ARM Holdings plc	213,013	3,211,689
Ashtead Group plc	76,867	1,151,064
Associated British Foods plc	53,147	2,773,242
AstraZeneca plc	192,461	14,296,641
Aviva plc	449,159	3,924,166
Babcock International Group plc	75,839	1,508,170
BAE Systems plc	482,371	3,573,718
Barclays plc	2,500,395	9,106,086
Barratt Developments plc	148,197	947,794
BG Group plc	519,045	10,970,426
BHP Billiton plc	322,114	10,416,169
BP plc	2,814,616	24,802,392
British American Tobacco plc	288,189	17,153,727
British Land Co. plc (REIT)	154,279	1,854,832
British Sky Broadcasting Group plc	146,565	2,267,515
BT Group plc	1,200,848	7,910,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Bunzl plc	50,659	$1,406,239
Burberry Group plc	67,567	1,714,855
Capita plc	100,321	1,965,843
Centrica plc	775,347	4,147,980
Compass Group plc	273,246	4,755,830
Diageo plc	384,131	12,267,117
easyJet plc	37,978	887,189
Friends Life Group Ltd.	206,975	1,116,846
G4S plc	235,869	1,030,156
GKN plc	247,625	1,538,765
GlaxoSmithKline plc	741,468	19,846,352
Hammerson plc (REIT)	108,025	1,072,269
Hargreaves Lansdown plc	33,306	705,659
HSBC Holdings plc	2,908,379	29,511,003
IMI plc	41,689	1,060,923
Imperial Tobacco Group plc	146,932	6,613,383
InterContinental Hotels Group plc	39,057	1,618,248
International Consolidated Airlines Group S.A.*	310,507	1,968,843
Intertek Group plc	24,546	1,154,801
Intu Properties plc (REIT)	135,427	722,195
ITV plc	570,943	1,741,213
J Sainsbury plc	215,378	1,162,926
Johnson Matthey plc	31,253	1,658,078
Kingfisher plc	361,267	2,219,598
Land Securities Group plc (REIT)	119,979	2,127,240
Legal & General Group plc	893,941	3,448,373
Lloyds Banking Group plc*	8,243,185	10,474,735
London Stock Exchange Group plc	27,041	928,799
Marks & Spencer Group plc	248,607	1,809,082
Meggitt plc	122,854	1,063,877
Mondi plc	56,087	1,019,385
National Grid plc	568,850	8,177,651
Next plc	22,699	2,515,348
Old Mutual plc	745,350	2,521,845
Pearson plc	124,007	2,449,083
Persimmon plc*	46,098	1,004,297
Persimmon plc (Interim CREST Entitlements)*†(b)	45,576	54,599
Petrofac Ltd.	39,544	814,137
Prudential plc	389,158	8,931,127
Randgold Resources Ltd.	14,020	1,169,219
Reckitt Benckiser Group plc	98,388	8,587,442
Reed Elsevier plc	175,102	2,816,894
Rexam plc	106,462	974,765
Rio Tinto plc	190,278	10,122,574
Rolls-Royce Holdings plc*	285,463	5,222,507
Rolls-Royce Holdings plc (Preference)*†(b)	38,077,440	65,166
Royal Bank of Scotland Group plc*	325,368	1,828,645
Royal Mail plc*	94,200	804,457
RSA Insurance Group plc	153,409	1,246,560
SABMiller plc	144,178	8,359,762
Sage Group plc	166,788	1,096,379
Schroders plc	17,266	740,499
Severn Trent plc	36,348	1,201,819
Smith & Nephew plc	136,751	2,431,631
Smiths Group plc	59,832	1,328,082

Sports Direct International plc*	38,343	$463,607
SSE plc	148,689	3,987,488
St. James’s Place plc	78,224	1,020,109
Standard Chartered plc	308,627	6,306,520
Standard Life plc	364,593	2,334,251
Tesco plc	1,225,344	5,959,827
Travis Perkins plc	37,716	1,057,283
TUI Travel plc	76,010	517,732
Tullow Oil plc	137,846	2,013,489
Unilever plc	183,997	8,347,799
United Utilities Group plc	103,989	1,569,667
Vodafone Group plc	4,051,655	13,521,304
Weir Group plc	32,418	1,453,026
Whitbread plc	27,500	2,075,030
WM Morrison Supermarkets plc	329,058	1,032,817
WPP plc	202,716	4,419,865

		378,762,419

United States (0.1%)
Carnival plc	27,871	1,053,181
News Corp. (CDI), Class B	5,262	91,992
ResMed, Inc. (CDI)	106,517	550,412
Sims Metal Management Ltd.*	23,677	216,118

		1,911,703

Total Investments (98.7%) (Cost $1,511,917,189)		1,802,366,857
Other Assets Less Liabilities (1.3%)		24,222,512

Net Assets (100%)		$1,826,589,369

*	Non-income producing.
†	Securities (totaling $368,444 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $316,104 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	157	September-14	$7,019,287	$6,948,157	$(71,130)
FTSE 100 Index	36	September-14	4,130,403	4,134,674	4,271
SPI 200 Index	8	September-14	1,009,729	1,009,711	(18)
TOPIX Index	49	September-14	6,005,880	6,106,559	100,679

					$33,802

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$203,911,164	$54,599	$203,965,763
Consumer Staples	—	190,720,011	150,919	190,870,930
Energy	—	166,246,682	—	166,246,682
Financials	—	445,601,285	—	445,601,285
Health Care	—	148,429,489	—	148,429,489
Industrials	—	233,316,245	65,166	233,381,411
Information Technology	—	83,804,632	97,760	83,902,392
Materials	—	148,826,011	—	148,826,011
Telecommunication Services	—	102,189,379	—	102,189,379
Utilities	—	78,953,515	—	78,953,515
Futures	104,950	—	—	104,950

Total Assets	$104,950	$1,801,998,413	$368,444	$1,802,471,807

Liabilities:
Futures	$(71,148)	$—	$—	$(71,148)

Total Liabilities	$(71,148)	$—	$—	$(71,148)

Total	$33,802	$1,801,998,413	$368,444	$1,802,400,659

(a)	Securities with a market value of $248,680 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	104,950	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$104,950

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	(71,148	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(71,148)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,058,150	—	—	1,058,150
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,058,150	$—	$—	$1,058,150

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(529,239)	—	—	(529,239)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(529,239)	$—	$—	$(529,239)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $16,402,000 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$104,950	(c)	$—	$—	$104,950

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Exchange Traded Futures & Options Contracts (b)	$71,148	(c)	$—	$—	$71,148

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,302,701
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$92,104,877

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$419,189,626
Aggregate gross unrealized depreciation	(138,096,245)

Net unrealized appreciation	$281,093,381

Federal income tax cost of investments	$1,521,273,476

The Portfolio has a net capital loss carryforward of $691,727,822 of which $1,332,083 expires in the year 2016, $687,777,570 expires in the year 2017 and $2,618,169 expires in the year 2018.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are

$10,661,999 for Long Term losses.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $1,511,917,189)	$1,802,366,857
Cash	15,573,214
Foreign cash (Cost $3,073,662)	3,087,513
Dividends, interest and other receivables	5,789,753
Receivable for securities sold	1,199,394
Due from broker for futures variation margin	1,067,856
Receivable from Separate Accounts for Trust shares sold	223,017
Other assets	18,073

Total assets	1,829,325,677

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,406,735
Investment management fees payable	599,878
Distribution fees payable – Class IB	184,523
Administrative fees payable	166,952
Distribution fees payable – Class IA	155,930
Trustees’ fees payable	5,435
Accrued expenses	216,855

Total liabilities	2,736,308

NET ASSETS	$1,826,589,369

Net assets were comprised of:
Paid in capital	$2,200,459,770
Accumulated undistributed net investment income (loss)	33,288,093
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(697,755,587)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	290,597,093

Net assets	$1,826,589,369

Class IA
Net asset value, offering and redemption price per share, $759,506,234 / 74,071,522 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.25

Class IB
Net asset value, offering and redemption price per share, $898,789,500 / 89,010,907 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.10

Class K
Net asset value, offering and redemption price per share, $168,293,635 / 16,394,434 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.27

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,125,293 foreign withholding tax)	$45,179,327
Interest	8,000

Total income	45,187,327

EXPENSES
Investment management fees	3,482,354
Distribution fees – Class IB	1,078,223
Distribution fees – Class IA	917,566
Administrative fees	897,657
Custodian fees	120,165
Printing and mailing expenses	88,933
Professional fees	35,418
Trustees’ fees	23,681
Miscellaneous	25,870

Total expenses	6,669,867

NET INVESTMENT INCOME (LOSS)	38,517,460

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	8,958,484
Futures	1,058,150
Foreign currency transactions	(223,481)

Net realized gain (loss)	9,793,153

Change in unrealized appreciation (depreciation) on:
Investments	34,038,140
Futures	(529,239)
Foreign currency translations	24,497

Net change in unrealized appreciation (depreciation)	33,533,398

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,326,551

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,844,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,517,460	$35,284,510
Net realized gain (loss) on investments, futures and foreign currency transactions	9,793,153	5,979,859
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	33,533,398	277,474,744

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,844,011	318,739,113

DIVIDENDS:
Dividends from net investment income
Class IA	—	(15,560,437)
Class IB	—	(18,319,838)
Class K	—	(3,338,293)

TOTAL DIVIDENDS	—	(37,218,568)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 957,086 and 2,500,651 shares, respectively ]	9,386,248	22,627,807
Capital shares issued in reinvestment of dividends [ 0 and 1,646,924 shares, respectively ]	—	15,560,437
Capital shares repurchased [ (3,475,551) and (9,159,064) shares, respectively ]	(34,109,405)	(82,052,074)

Total Class IA transactions	(24,723,157)	(43,863,830)

Class IB
Capital shares sold [ 3,929,747 and 13,719,262 shares, respectively ]	37,933,656	120,788,406
Capital shares issued in reinvestment of dividends [ 0 and 1,968,968 shares, respectively ]	—	18,319,838
Capital shares repurchased [ (6,162,312) and (12,619,310) shares, respectively ]	(59,289,769)	(111,906,368)

Total Class IB transactions	(21,356,113)	27,201,876

Class K
Capital shares sold [ 4,054,684 and 2,254,634 shares, respectively ]	39,866,371	21,973,638
Capital shares issued in reinvestment of dividends [ 0 and 353,379 shares, respectively ]	—	3,338,293
Capital shares repurchased [ (2,227,912) and (5,070,929) shares, respectively ]	(21,745,983)	(45,680,557)

Total Class K transactions	18,120,388	(20,368,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(27,958,882)	(37,030,580)

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,885,129	244,489,965
NET ASSETS:
Beginning of period	1,772,704,240	1,528,214,275

End of period (a)	$1,826,589,369	$1,772,704,240

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$33,288,093	$(5,229,367)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013		2012	2011	2010	2009
Net asset value, beginning of period	$9.79	$8.24		$7.30	$8.60	$8.36	$6.71

Income (loss) from investment operations:
Net investment income (loss)	0.21 (e)	0.20	##(e)	0.21 (e)	0.26 (e)	0.16 (e)	0.18	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.25	1.56		0.97	(1.30)	0.29	1.67

Total from investment operations	0.46	1.76		1.18	(1.04)	0.45	1.85

Less distributions:
Dividends from net investment income	—	(0.21)		(0.24)	(0.26)	(0.21)	(0.20)

Net asset value, end of period	$10.25	$9.79		$8.24	$7.30	$8.60	$8.36

Total return (b)	4.70%	21.43%		16.22%	(11.98)%	5.46%	27.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$759,506	$750,077		$672,396	$659,391	$1,134,210	$1,178,274
Ratio of expenses to average net assets:
After waivers (a)	0.79%	0.79%		0.79%	0.53%	0.83%	0.85%
After waivers and fees paid indirectly (a)	0.79%	0.79%		0.79%	0.53%	0.83%	0.85%
Before waivers and fees paid indirectly (a)	0.79%	0.79%		0.79%	0.53%	0.83%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	4.38%	2.18	%(aa)	2.74%	3.06%	1.93%	2.45%
After waivers and fees paid indirectly (a)	4.38%	2.18	%(aa)	2.74%	3.06%	1.93%	2.45%
Before waivers and fees paid indirectly (a)	4.38%	2.18	%(aa)	2.74%	3.06%	1.93%	2.43%
Portfolio turnover rate (z)	5%	9%		5%	65%	61%	85%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013		2012	2011	2010	2009
Net asset value, beginning of period	$9.64	$8.11		$7.19	$8.47	$8.23	$6.60

Income (loss) from investment operations:
Net investment income (loss)	0.21 (e)	0.19	##(e)	0.21 (e)	0.23 (e)	0.13 (e)	0.15	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.25	1.54		0.95	(1.27)	0.30	1.66

Total from investment operations	0.46	1.73		1.16	(1.04)	0.43	1.81

Less distributions:
Dividends from net investment income	—	(0.20)		(0.24)	(0.24)	(0.19)	(0.18)

Net asset value, end of period	$10.10	$9.64		$8.11	$7.19	$8.47	$8.23

Total return (b)	4.77%	21.48%		16.14%	(12.20)%	5.24%	27.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$898,790	$879,975		$715,496	$681,113	$871,872	$932,816
Ratio of expenses to average net assets:
After waivers (a)	0.79%	0.79%		0.79%	0.78%	1.08%	1.10%
After waivers and fees paid indirectly (a)	0.79%	0.79%		0.79%	0.78%	1.08%	1.10%
Before waivers and fees paid indirectly (a)	0.79%	0.79%		0.79%	0.78%	1.08%	1.12	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	4.39%	2.15	%(bb)	2.75%	2.75%	1.69%	2.19%
After waivers and fees paid indirectly (a)	4.39%	2.15	%(bb)	2.75%	2.75%	1.69%	2.19%
Before waivers and fees paid indirectly (a)	4.39%	2.15	%(bb)	2.75%	2.75%	1.69%	2.16%
Portfolio turnover rate (z)	5%	9%		5%	65%	61%	85%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K		2013		2012
Net asset value, beginning of period	$9.79	$8.24		$7.30	$7.68

Income (loss) from investment operations:
Net investment income (loss)	0.24 (e)	0.22	##(e)	0.24 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.24	1.56		0.97	(0.18)

Total from investment operations	0.48	1.78		1.21	(0.12)

Less distributions:
Dividends from net investment income	—	(0.23)		(0.27)	(0.26)

Net asset value, end of period	$10.27	$9.79		$8.24	$7.30

Total return (b)	4.90%	21.73%		16.52%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168,294	$142,652		$140,323	$226,542
Ratio of expenses to average net assets:
After waivers (a)	0.54%	0.54%		0.54%	0.54%
After waivers and fees paid indirectly (a)	0.54%	0.54%		0.54%	0.54%
Before waivers and fees paid indirectly (a)	0.54%	0.54%		0.54%	0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	4.85%	2.43	%(cc)	3.09%	2.38%
After waivers and fees paid indirectly (a)	4.85%	2.43	%(cc)	3.09%	2.38%
Before waivers and fees paid indirectly (a)	4.85%	2.43	%(cc)	3.09%	2.38%
Portfolio turnover rate (z)	5%	9%		5%	65%
*	Commencement of Operations.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.16, $0.15 and $0.18 for Class IA, Class IB and K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.75% for income after after waivers, 1.75% for income after waivers and fees paid indirectly and 1.75% for income before waivers and fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.72% for income after after waivers, 1.72% for income after waivers and fees paid indirectly and 1.72% for income before waivers and fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 2.00% for income after after waivers, 2.00% for income after waivers and fees paid indirectly and 2.00% for income before waivers and fees paid indirectly.

See Notes to Financial Statements.

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	22.9%
Energy	16.9
Consumer Discretionary	13.5
Health Care	13.1
Information Technology	10.8
Industrials	6.1
Consumer Staples	4.3
Utilities	2.4
Materials	2.2
Telecommunication Services	1.7
Cash and Other	6.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,062.80	$5.11
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,062.80	5.11
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,064.40	3.84
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (1.2%)
Johnson Controls, Inc.	53,929	$2,692,675

Automobiles (1.8%)
General Motors Co.	110,715	4,018,955

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	89,030	3,351,979

Household Durables (0.6%)
Newell Rubbermaid, Inc.	40,113	1,243,102

Media (6.7%)
Comcast Corp., Class A	56,265	3,020,305
Time Warner Cable, Inc.	18,411	2,711,940
Time Warner, Inc.	20,051	1,408,583
Time, Inc.*	2,505	60,671
Twenty-First Century Fox, Inc., Class B	81,301	2,782,933
Viacom, Inc., Class B	54,109	4,692,874

		14,677,306

Multiline Retail (1.7%)
Kohl’s Corp.	42,239	2,225,151
Target Corp.	27,120	1,571,604

		3,796,755

Total Consumer Discretionary		29,780,772

Consumer Staples (4.3%)
Food & Staples Retailing (1.5%)
CVS Caremark Corp.	43,005	3,241,287

Food Products (2.8%)
ConAgra Foods, Inc.	100,281	2,976,340
Mondelez International, Inc., Class A	43,171	1,623,661
Unilever N.V. (N.Y. Shares)	38,692	1,693,162

		6,293,163

Total Consumer Staples		9,534,450

Energy (16.9%)
Energy Equipment & Services (5.4%)
Halliburton Co.	59,633	4,234,539
Noble Corp. plc	20,407	684,859
Weatherford International plc*	307,170	7,064,910

		11,984,308

Oil, Gas & Consumable Fuels (11.5%)
BP plc (ADR)	82,808	4,368,122
Chevron Corp.	22,017	2,874,319
Murphy Oil Corp.	44,609	2,965,606
Occidental Petroleum Corp.	26,181	2,686,956
QEP Resources, Inc.	76,386	2,635,317
Royal Dutch Shell plc (ADR)	59,270	4,882,070
Suncor Energy, Inc.	119,596	5,098,378

		25,510,768

Total Energy		37,495,076

Financials (22.9%)
Banks (13.2%)
Bank of America Corp.	219,390	$3,372,024
Citigroup, Inc.	174,970	8,241,087
Fifth Third Bancorp	110,369	2,356,378
JPMorgan Chase & Co.	111,064	6,399,508
PNC Financial Services Group, Inc.	36,429	3,244,003
U.S. Bancorp/Minnesota	19,682	852,624
Wells Fargo & Co.	90,263	4,744,223

		29,209,847

Capital Markets (5.4%)
Bank of New York Mellon Corp.	125,226	4,693,471
Goldman Sachs Group, Inc.	11,232	1,880,686
Morgan Stanley	99,334	3,211,468
State Street Corp.	34,511	2,321,210

		12,106,835

Insurance (4.3%)
Aflac, Inc.	20,961	1,304,822
Allstate Corp.	66,771	3,920,793
MetLife, Inc.	63,116	3,506,725
Travelers Cos., Inc.	7,845	737,979

		9,470,319

Total Financials		50,787,001

Health Care (13.1%)
Health Care Providers & Services (4.0%)
Cardinal Health, Inc.	14,014	960,800
Express Scripts Holding Co.*	20,836	1,444,560
UnitedHealth Group, Inc.	49,443	4,041,965
WellPoint, Inc.	22,030	2,370,648

		8,817,973

Pharmaceuticals (9.1%)
Bristol-Myers Squibb Co.	52,784	2,560,552
GlaxoSmithKline plc (ADR)	19,313	1,032,859
Merck & Co., Inc.	80,234	4,641,537
Novartis AG (ADR)	39,061	3,536,193
Pfizer, Inc.	107,613	3,193,954
Roche Holding AG (ADR)	51,317	1,914,124
Sanofi S.A. (ADR)	60,649	3,224,707

		20,103,926

Total Health Care		28,921,899

Industrials (6.1%)
Aerospace & Defense (1.8%)
Honeywell International, Inc.	16,639	1,546,595
Textron, Inc.	62,380	2,388,530

		3,935,125

Electrical Equipment (1.0%)
Emerson Electric Co.	33,985	2,255,245

Industrial Conglomerates (2.0%)
General Electric Co.	169,613	4,457,430

Machinery (1.3%)
Ingersoll-Rand plc	46,051	2,878,648

Total Industrials		13,526,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (10.8%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	153,897	$3,824,341

Electronic Equipment, Instruments & Components (1.0%)
Corning, Inc.	95,573	2,097,827

Internet Software & Services (1.7%)
eBay, Inc.*	53,240	2,665,194
Yahoo!, Inc.*	33,388	1,172,921

		3,838,115

Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	73,209	2,262,158

Software (3.5%)
Autodesk, Inc.*	24,566	1,385,031
Citrix Systems, Inc.*	33,437	2,091,484
Microsoft Corp.	88,341	3,683,820
Symantec Corp.	27,747	635,406

		7,795,741

Technology Hardware, Storage & Peripherals (1.9%)
Hewlett-Packard Co.	121,521	4,092,827

Total Information Technology		23,911,009

Materials (2.2%)
Metals & Mining (1.2%)
Alcoa, Inc.	179,572	2,673,827

Paper & Forest Products (1.0%)
International Paper Co.	42,782	2,159,208

Total Materials		4,833,035

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	21,297	$753,062
Verizon Communications, Inc.	44,122	2,158,890
Vivendi S.A.*	39,132	957,536

Total Telecommunication Services		3,869,488

Utilities (2.4%)
Electric Utilities (1.6%)
FirstEnergy Corp.	27,706	961,952
PPL Corp.	71,484	2,539,827

		3,501,779

Multi-Utilities (0.8%)
PG&E Corp.	36,928	1,773,282

Total Utilities		5,275,061

Total Investments (93.9%) (Cost $172,679,162)		207,934,239
Other Assets Less Liabilities (6.1%)		13,511,479

Net Assets (100%)		$221,445,718

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/18/14	Barclays Bank plc	260	$441,416	$445,493	$(4,077)
British Pound vs. U.S. Dollar, expiring 7/18/14	CIBC World Markets, Inc.	260	441,695	445,481	(3,786)
British Pound vs. U.S. Dollar, expiring 7/18/14	Deutsche Bank AG	260	441,616	445,480	(3,864)
British Pound vs. U.S. Dollar, expiring 7/18/14	Goldman Sachs & Co.	260	441,378	445,481	(4,103)
Canadian Dollar vs. U.S. Dollar, expiring 7/18/14	Barclays Bank plc	464	426,822	434,632	(7,810)
Canadian Dollar vs. U.S. Dollar, expiring 7/18/14	CIBC World Markets, Inc.	466	428,291	436,210	(7,919)
Canadian Dollar vs. U.S. Dollar, expiring 7/18/14	Deutsche Bank AG	464	426,954	434,632	(7,678)
Canadian Dollar vs. U.S. Dollar, expiring 7/18/14	Goldman Sachs & Co.	464	426,560	434,631	(8,071)
European Union Euro vs. U.S. Dollar, expiring 7/18/14	Barclays Bank plc	517	700,016	707,940	(7,924)
European Union Euro vs. U.S. Dollar, expiring 7/18/14	CIBC World Markets, Inc.	517	700,332	707,943	(7,611)
European Union Euro vs. U.S. Dollar, expiring 7/18/14	Deutsche Bank AG	517	700,724	708,522	(7,798)
European Union Euro vs. U.S. Dollar, expiring 7/18/14	Goldman Sachs & Co.	517	700,118	707,941	(7,823)
European Union Euro vs. U.S. Dollar, expiring 7/18/14	Royal Bank of Canada	517	699,991	707,941	(7,950)
Swiss Franc vs. U.S. Dollar, expiring 7/18/14	Barclays Bank plc	405	449,963	456,776	(6,813)
Swiss Franc vs. U.S. Dollar, expiring 7/18/14	CIBC World Markets, Inc.	405	450,104	456,774	(6,670)
Swiss Franc vs. U.S. Dollar, expiring 7/18/14	Deutsche Bank AG	405	450,207	456,772	(6,565)
Swiss Franc vs. U.S. Dollar, expiring 7/18/14	Goldman Sachs & Co.	405	450,115	456,831	(6,716)

					$(113,178)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,780,772	$—	$—	$29,780,772
Consumer Staples	9,534,450	—	—	9,534,450
Energy	37,495,076	—	—	37,495,076
Financials	50,787,001	—	—	50,787,001
Health Care	28,921,899	—	—	28,921,899
Industrials	13,526,448	—	—	13,526,448
Information Technology	23,911,009	—	—	23,911,009
Materials	4,833,035	—	—	4,833,035
Telecommunication Services	2,911,952	957,536	—	3,869,488
Utilities	5,275,061	—	—	5,275,061

Total Assets	$206,976,703	$957,536	$—	$207,934,239

Liabilities:
Forward Currency Contracts	$—	$(113,178)	$—	$(113,178)

Total Liabilities	$—	$(113,178)	$—	$(113,178)

Total	$206,976,703	$844,358	$—	$207,821,061

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(113,178)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(113,178)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	12,801	—	12,801
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$12,801	$—	$12,801

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(95,674)	—	(95,674)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(95,674)	$—	$(95,674)

^ This Portfolio held forward foreign currency contracts as hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $7,512,000 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$26,624	$—	$—	$26,624
CIBC World Markets, Inc.	25,986	—	—	25,986
Deutsche Bank AG	25,905	—	—	25,905
Goldman Sachs & Co.	26,713	—	—	26,713
Royal Bank of Canada	7,950	—	—	7,950

	$113,178	$—	$—	$113,178

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,093,434
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,941,547

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,533,176
Aggregate gross unrealized depreciation	(785,009)

Net unrealized appreciation	$34,748,167

Federal income tax cost of investments	$173,186,072

For the six months ended June 30, 2014, the Portfolio incurred approximately $1,682 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $529,651,182 which expires in the year 2016.

Included in the capital loss carryforward amounts are $529,651,182 of losses acquired from the EQ/Davis New York Venture and EQ/Lord Abbett Large Cap Core Portfolios as a result of tax free reorganizations that occurred during the year 2014. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Tax Law. Therefore, it is possible not all of these capital losses will be available for use. Losses may be limited under U.S Code §381, which will be calculated at year end.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $172,679,162)	$207,934,239
Cash	17,994,290
Foreign cash (Cost $58,322)	58,402
Dividends, interest and other receivables	378,026
Receivable from Separate Accounts for Trust shares sold	194,009
Other assets	46

Total assets	226,559,012

LIABILITIES
Payable for securities purchased	4,574,244
Unrealized depreciation on forward foreign currency contracts	113,178
Investment management fees payable	108,645
Payable to Separate Accounts for Trust shares redeemed	84,611
Administrative fees payable	60,697
Distribution fees payable – Class IB	31,764
Distribution fees payable – Class IA	8,839
Accrued expenses	131,316

Total liabilities	5,113,294

NET ASSETS	$221,445,718

Net assets were comprised of:
Paid in capital	$716,748,965
Accumulated undistributed net investment income (loss)	637,224
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(531,089,394)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	35,148,923

Net assets	$221,445,718

Class IA
Net asset value, offering and redemption price per share, $40,161,008 / 2,697,459 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.89

Class IB
Net asset value, offering and redemption price per share, $149,254,257 / 10,017,097 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.90

Class K
Net asset value, offering and redemption price per share, $32,030,453 / 2,153,269 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.88

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited) (ag)

INVESTMENT INCOME
Dividends	$1,140,757
Interest	2,108

Total income	1,142,865

EXPENSES
Investment management fees	281,471
Distribution fees – Class IB	77,546
Administrative fees	59,033
Distribution fees – Class IA	17,581
Professional fees	15,681
Custodian fees	10,789
Printing and mailing expenses	3,487
Trustees’ fees	917
Miscellaneous	4,471

Gross expenses	470,976
Less: Waiver from investment manager	(50,945)

Net expenses	420,031

NET INVESTMENT INCOME (LOSS)	722,834

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	43,072,413
Foreign currency transactions	(3,365)

Net realized gain (loss)	43,069,048

Change in unrealized appreciation (depreciation) on:
Investments	(38,010,079)
Foreign currency translations	(88,671)

Net change in unrealized appreciation (depreciation)	(38,098,750)

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,970,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,693,132

(ag)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of both the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the EQ/Invesco Comstock Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited) (ag)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$722,834	$2,524,516
Net realized gain (loss) on investments and foreign currency transactions	43,069,048	102,575,893
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(38,098,750)	(25,767,095)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,693,132	79,333,314

DIVIDENDS:
Dividends from net investment income
Class IA	—	(411,741)
Class IB	—	(1,954,494)
Class K	—	(124,988)

TOTAL DIVIDENDS	—	(2,491,223)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 283,585 and 484,036 shares, respectively ]	4,102,262	6,157,322
Capital shares issued in connection with merger (Note 9) [ 1,728,433 and 0 shares, respectively ]	25,591,733	—
Capital shares issued in reinvestment of dividends [ 0 and 30,136 shares, respectively ]	—	411,741
Capital shares repurchased [ (94,913) and (320,450) shares, respectively ]	(1,349,617)	(4,119,864)

Total Class IA transactions	28,344,378	2,449,199

Class IB
Capital shares sold [ 368,653 and 4,482,889 shares, respectively ]	5,219,556	55,399,141
Capital shares issued in connection with merger (Note 9) [ 6,164,498 and 0 shares, respectively ]	91,348,257	—
Capital shares issued in reinvestment of dividends [ 0 and 142,940 shares, respectively ]	—	1,954,494
Capital shares repurchased [ (302,464) and (3,076,487) shares, respectively ]	(4,276,966)	(37,972,564)
Capital shares repurchased in-kind (Note 9)[ 0 and (25,535,585) shares, respectively ]	—	(340,684,665)

Total Class IB transactions	92,290,847	(321,303,594)

Class K
Capital shares sold [ 958,488 and 222,309 shares, respectively ]	13,574,865	3,051,832
Capital shares issued in connection with merger (Note 9) [ 1,015,519 and 0 shares, respectively ]	15,021,119	—
Capital shares issued in reinvestment of dividends [ 0 and 9,168 shares, respectively ]	—	124,988
Capital shares repurchased [ (49,428) and (2,787) shares, respectively ]	(704,453)	(38,732)

Total Class K transactions	27,891,531	3,138,088

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	148,526,756	(315,716,307)

TOTAL INCREASE (DECREASE) IN NET ASSETS	154,219,888	(238,874,216)
NET ASSETS:
Beginning of period	67,225,830	306,100,046

End of period (a)	$221,445,718	$67,225,830

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$637,224	$(82,245)

(ag)On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of both the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the EQ/Invesco Comstock Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.01	$10.78	$9.22	$9.55	$8.38	$6.61

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.14 (e)	0.15 (e)	0.16 (e)	0.13 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.77	3.63	1.54	(0.33)	1.17	1.78

Total from investment operations	0.88	3.77	1.69	(0.17)	1.30	1.90

Less distributions:
Dividends from net investment income	—	(0.54)	(0.13)	(0.16)	(0.13)	(0.13)

Net asset value, end of period	$14.89	$14.01	$10.78	$9.22	$9.55	$8.38

Total return (b)	6.28%	35.10%	18.37%	(1.77)%	15.61%	28.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,161	$10,933	$6,325	$4,494	$2,934	$1,294
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	1.00%	1.00%	0.99%	0.74%	0.74%	0.73%
Before waivers and fees paid indirectly (a)	1.15%	1.11%	1.05%	0.78%	0.80%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.59%	1.08%	1.48%	1.63%	1.43%	1.72%
After waivers and fees paid indirectly (a)	1.59%	1.09%	1.48%	1.64%	1.44%	1.74%
Before waivers and fees paid indirectly (a)	1.44%	0.98%	1.43%	1.60%	1.38%	1.65%
Portfolio turnover rate (z)	3%	15%	17%	25%	21%	27%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.02	$10.79	$9.23	$9.56	$8.39	$6.62

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.14 (e)	0.15 (e)	0.13 (e)	0.10 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.77	3.63	1.54	(0.33)	1.18	1.78

Total from investment operations	0.88	3.77	1.69	(0.20)	1.28	1.88

Less distributions:
Dividends from net investment income	—	(0.54)	(0.13)	(0.13)	(0.11)	(0.11)

Net asset value, end of period	$14.90	$14.02	$10.79	$9.23	$9.56	$8.39

Total return (b)	6.28%	35.06%	18.35%	(2.01)%	15.30%	28.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$149,254	$53,095	$299,775	$269,909	$270,858	$245,914
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%	1.00%	0.99%	0.99%	0.99%	0.98%
Before waivers and fees paid indirectly (a)	1.11%	1.06%	1.05%	1.03%	1.05%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.63%	1.10%	1.47%	1.36%	1.20%	1.47%
After waivers and fees paid indirectly (a)	1.63%	1.10%	1.48%	1.37%	1.20%	1.49%
Before waivers and fees paid indirectly (a)	1.52%	1.04%	1.42%	1.33%	1.14%	1.40%
Portfolio turnover rate (z)	3%	15%	17%	25%	21%	27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2014 (Unaudited)	October 29, 2013* to December 31, 2013
Net asset value, beginning of period	$13.98	$13.71

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.76	0.80

Total from investment operations	0.90	0.84

Less distributions:
Dividends from net investment income	—	(0.57)

Net asset value, end of period	$14.88	$13.98

Total return (b)	6.44%	6.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,030	$3,197
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.75%	0.75%
Before waivers and fees paid indirectly (a)	0.87%	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.02%	1.57%
After waivers and fees paid indirectly (a)	2.02%	1.57%
Before waivers and fees paid indirectly (a)	1.90%	1.39%
Portfolio turnover rate (z)	3%	15%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of both the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2014 represents the results of operations of the EQ/Invesco Comstock Portfolio.

See Notes to Financial Statements.

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	27.1%
Health Care	15.4
Energy	14.5
Industrials	12.3
Consumer Discretionary	11.9
Information Technology	8.2
Materials	4.2
Consumer Staples	2.5
Utilities	2.1
Telecommunication Services	1.0
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,076.30	$5.15
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,076.10	5.15
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	1,077.70	3.86
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (1.4%)
TRW Automotive Holdings Corp.*	23,140	$2,071,493

Automobiles (3.8%)
Ford Motor Co.	40,900	705,116
General Motors Co.	135,930	4,934,259

		5,639,375

Hotels, Restaurants & Leisure (0.5%)
Royal Caribbean Cruises Ltd.	12,618	701,561

Household Durables (1.7%)
D.R. Horton, Inc.	19,400	476,852
KB Home	25,900	483,812
Mohawk Industries, Inc.*	7,400	1,023,716
Ryland Group, Inc.	7,800	307,632
Taylor Morrison Home Corp., Class A*	13,500	302,670

		2,594,682

Media (2.3%)
Comcast Corp., Class A	15,900	853,512
Time Warner, Inc.	24,619	1,729,484
Time, Inc.*	36,477	883,473

		3,466,469

Multiline Retail (0.8%)
Macy’s, Inc.	12,200	707,844
Target Corp.	8,100	469,395

		1,177,239

Specialty Retail (1.4%)
Best Buy Co., Inc.	25,900	803,159
Lowe’s Cos., Inc.	25,300	1,214,147

		2,017,306

Total Consumer Discretionary		17,668,125

Consumer Staples (2.5%)
Beverages (0.6%)
Molson Coors Brewing Co., Class B	12,700	941,832

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	21,900	1,650,603
Kroger Co.	24,100	1,191,263

		2,841,866

Total Consumer Staples		3,783,698

Energy (14.5%)
Energy Equipment & Services (1.1%)
Ensco plc, Class A	15,349	852,944
Halliburton Co.	10,700	759,807

		1,612,751

Oil, Gas & Consumable Fuels (13.4%)
Anadarko Petroleum Corp.	8,700	952,389
Apache Corp.	12,800	1,287,936
Chevron Corp.	47,574	6,210,785
ConocoPhillips Co.	16,400	$1,405,972
Exxon Mobil Corp.	40,435	4,070,996
Marathon Oil Corp.	43,200	1,724,544
Occidental Petroleum Corp.	22,300	2,288,649
Phillips 66	14,200	1,142,106
TransCanada Corp.	2,400	114,528
Valero Energy Corp.	12,900	646,290

		19,844,195

Total Energy		21,456,946

Financials (27.1%)
Banks (14.4%)
Bank of America Corp.	399,531	6,140,791
BB&T Corp.	24,600	969,978
Citigroup, Inc.	96,055	4,524,191
Commerce Bancshares, Inc./Missouri	20,400	948,600
East West Bancorp, Inc.	12,671	443,358
First Horizon National Corp.	48,700	577,582
First Niagara Financial Group, Inc.	64,200	561,108
FirstMerit Corp.	22,400	442,400
Regions Financial Corp.	48,200	511,884
SVB Financial Group*	5,100	594,762
Webster Financial Corp.	4,700	148,238
Wells Fargo & Co.	103,323	5,430,657

		21,293,549

Capital Markets (4.3%)
Charles Schwab Corp.	27,000	727,110
Invesco Ltd.	19,838	748,884
Morgan Stanley	92,766	2,999,125
State Street Corp.	29,386	1,976,502

		6,451,621

Consumer Finance (0.3%)
Ally Financial, Inc.*	19,600	468,636

Diversified Financial Services (0.2%)
Intercontinental Exchange, Inc.	1,500	283,350

Insurance (7.9%)
ACE Ltd.	22,988	2,383,856
Hartford Financial Services Group, Inc.	44,600	1,597,126
MetLife, Inc.	85,558	4,753,602
Prudential Financial, Inc.	32,828	2,914,142

		11,648,726

Total Financials		40,145,882

Health Care (15.4%)
Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	25,200	1,030,680
Boston Scientific Corp.*	155,000	1,979,350
CareFusion Corp.*	16,700	740,645
Stryker Corp.	5,300	446,896
Zimmer Holdings, Inc.	2,300	238,878

		4,436,449

Health Care Providers & Services (6.5%)
Aetna, Inc.	30,900	2,505,372
Cigna Corp.	14,925	1,372,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Humana, Inc.	13,724	$1,752,829
UnitedHealth Group, Inc.	49,290	4,029,458

		9,660,311

Pharmaceuticals (5.9%)
Bristol-Myers Squibb Co.	10,018	485,973
Johnson & Johnson	65,698	6,873,325
Merck & Co., Inc.	23,666	1,369,078

		8,728,376

Total Health Care		22,825,136

Industrials (12.3%)
Aerospace & Defense (1.4%)
Honeywell International, Inc.	9,200	855,140
United Technologies Corp.	10,585	1,222,038

		2,077,178

Airlines (1.1%)
Delta Air Lines, Inc.	15,000	580,800
United Continental Holdings, Inc.*	26,700	1,096,569

		1,677,369

Building Products (0.4%)
Fortune Brands Home & Security, Inc.	5,900	235,587
Masco Corp.	19,000	421,800

		657,387

Construction & Engineering (2.2%)
Fluor Corp.	42,365	3,257,869

Electrical Equipment (2.9%)
Eaton Corp. plc	36,700	2,832,506
Emerson Electric Co.	21,200	1,406,832

		4,239,338

Machinery (1.4%)
PACCAR, Inc.	33,065	2,077,474

Road & Rail (2.9%)
CSX Corp.	101,717	3,133,901
Kansas City Southern	3,500	376,285
Norfolk Southern Corp.	7,300	752,119

		4,262,305

Total Industrials		18,248,920

Information Technology (8.2%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	88,453	2,198,057

IT Services (0.8%)
Fidelity National Information Services, Inc.	9,300	509,082
International Business Machines Corp.	3,500	634,445

		1,143,527

Semiconductors & Semiconductor Equipment (2.9%)
Broadcom Corp., Class A	10,200	378,624
Freescale Semiconductor Ltd.*	35,200	827,200
KLA-Tencor Corp.	18,833	1,368,029
Lam Research Corp.	13,300	898,814
ON Semiconductor Corp.*	37,500	$342,750
Teradyne, Inc.	22,800	446,880

		4,262,297

Software (1.0%)
Citrix Systems, Inc.*	7,500	469,125
Microsoft Corp.	26,300	1,096,710

		1,565,835

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	16,178	1,503,422
Hewlett-Packard Co.	42,900	1,444,872

		2,948,294

Total Information Technology		12,118,010

Materials (4.2%)
Chemicals (1.5%)
Axiall Corp.	38,947	1,841,025
Methanex Corp.	4,800	296,544

		2,137,569

Metals & Mining (2.7%)
Alcoa, Inc.	136,280	2,029,209
Alumina Ltd. (ADR)*	25,200	127,260
Century Aluminum Co.*	22,000	344,960
Freeport-McMoRan Copper & Gold, Inc.	28,900	1,054,850
Newmont Mining Corp.	5,900	150,096
United States Steel Corp.	12,600	328,104

		4,034,479

Total Materials		6,172,048

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc.	30,400	1,487,472

Total Telecommunication Services		1,487,472

Utilities (2.1%)
Electric Utilities (1.6%)
Edison International	14,400	836,784
Entergy Corp.	4,600	377,614
Exelon Corp.	30,100	1,098,048

		2,312,446

Multi-Utilities (0.5%)
CenterPoint Energy, Inc.	29,600	755,984

Total Utilities		3,068,430

Total Common Stocks (99.2%) (Cost $120,573,875)		146,974,667

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.9%)
Federal Farm Credit Bank 0.01%, 7/1/14 (o)(p)	$1,373,000	1,373,000

Total Government Securities		1,373,000

Total Short-Term Investments (0.9%) (Cost $1,373,000)		1,373,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Value (Note 1)
Total Investments (100.1%) (Cost $121,946,875)	$148,347,667
Other Assets Less Liabilities (-0.1%)	(125,565)

Net Assets (100%)	$148,222,102

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2014.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,668,125	$—	$—	$17,668,125
Consumer Staples	3,783,698	—	—	3,783,698
Energy	21,456,946	—	—	21,456,946
Financials	40,145,882	—	—	40,145,882
Health Care	22,825,136	—	—	22,825,136
Industrials	18,248,920	—	—	18,248,920
Information Technology	12,118,010	—	—	12,118,010
Materials	6,172,048	—	—	6,172,048
Telecommunication Services	1,487,472	—	—	1,487,472
Utilities	3,068,430	—	—	3,068,430
Short-Term Investments	—	1,373,000	—	1,373,000

Total Assets	$146,974,667	$1,373,000	$—	$148,347,667

Total Liabilities	$—	$—	$—	$—

Total	$146,974,667	$1,373,000	$—	$148,347,667

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	28,297	—	—	28,297
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$28,297	$—	$—	$28,297

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(33,120)	—	—	(33,120)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(33,120)	$—	$—	$(33,120)

^ The Portfolio held futures as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,836,000 for three months during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$148,926,452
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$148,702,946

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,531,070
Aggregate gross unrealized depreciation	(348,550)

Net unrealized appreciation	$26,182,520

Federal income tax cost of investments	$122,165,147

The Portfolio has a net capital loss carryforward of $65,431,078, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $121,946,875)	$148,347,667
Receivable for securities sold	1,158,730
Receivable from Separate Accounts for Trust shares sold	133,907
Dividends, interest and other receivables	96,401
Other assets	90

Total assets	149,736,795

LIABILITIES
Overdraft payable	931
Payable for securities purchased	1,173,266
Payable to Separate Accounts for Trust shares redeemed	152,943
Investment management fees payable	70,247
Administrative fees payable	27,122
Distribution fees payable – Class IB	21,068
Distribution fees payable – Class IA	2,219
Trustees’ fees payable	864
Accrued expenses	66,033

Total liabilities	1,514,693

NET ASSETS	$148,222,102

Net assets were comprised of:
Paid in capital	$174,704,733
Accumulated undistributed net investment income (loss)	802,329
Accumulated undistributed net realized gain (loss) on investments and futures	(53,685,752)
Net unrealized appreciation (depreciation) on investments and futures	26,400,792

Net assets	$148,222,102

Class IA
Net asset value, offering and redemption price per share, $10,837,917 / 718,351 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.09

Class IB
Net asset value, offering and redemption price per share, $103,563,933 / 6,845,533 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.13

Class K
Net asset value, offering and redemption price per share, $33,820,252 / 2,238,829 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$1,409,310
Interest	104

Total income	1,409,414

EXPENSES
Investment management fees	417,200
Distribution fees – Class IB	121,418
Administrative fees	85,529
Professional fees	15,721
Distribution fees – Class IA	12,780
Custodian fees	9,784
Printing and mailing expenses	7,095
Trustees’ fees	1,888
Miscellaneous	3,648

Gross expenses	675,063
Less: Waiver from investment manager	(19,095)

Net expenses	655,968

NET INVESTMENT INCOME (LOSS)	753,446

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	11,968,421
Futures	28,297

Net realized gain (loss)	11,996,718

Change in unrealized appreciation (depreciation) on:
Investments	(2,208,852)
Futures	(33,120)

Net change in unrealized appreciation (depreciation)	(2,241,972)

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,754,746

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,508,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$753,446	$2,648,740
Net realized gain (loss) on investments and futures	11,996,718	105,821,896
Net change in unrealized appreciation (depreciation) on investments and futures	(2,241,972)	(11,577,284)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,508,192	96,893,352

DIVIDENDS:
Dividends from net investment income
Class IA	—	(182,799)
Class IB	—	(1,767,481)
Class K	—	(659,421)

TOTAL DIVIDENDS	—	(2,609,701)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 59,012 and 323,534 shares, respectively ]	825,134	3,989,772
Capital shares issued in reinvestment of dividends [ 0 and 13,350 shares, respectively ]	—	182,799
Capital shares repurchased [ (58,461) and (322,616) shares, respectively ]	(832,252)	(3,983,522)

Total Class IA transactions	(7,118)	189,049

Class IB
Capital shares sold [ 356,138 and 2,197,371 shares, respectively ]	5,070,307	27,088,953
Capital shares issued in reinvestment of dividends [ 0 and 128,731 shares, respectively ]	—	1,767,481
Capital shares repurchased [ (485,377) and (4,049,637) shares, respectively ]	(6,873,085)	(49,257,439)
Capital shares repurchased in-kind (Note 9)[ 0 and (22,488,151) shares, respectively ]	—	(294,336,494)

Total Class IB transactions	(1,802,778)	(314,737,499)

Class K
Capital shares sold [ 148,936 and 415,097 shares, respectively ]	2,131,200	5,135,261
Capital shares issued in reinvestment of dividends [ 0 and 48,158 shares, respectively ]	—	659,421
Capital shares repurchased [ (209,585) and (422,431) shares, respectively ]	(2,955,808)	(5,253,518)
Capital shares repurchased in-kind (Note 9)[ 0 and (11) shares, respectively ]	—	(140)

Total Class K transactions	(824,608)	541,024

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,634,504)	(314,007,426)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,873,688	(219,723,775)
NET ASSETS:
Beginning of period	140,348,414	360,072,189

End of period (a)	$148,222,102	$140,348,414

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$802,329	$48,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.02	$10.52	$9.15	$9.77	$8.81	$6.75

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.12 (e)	0.10 (e)	0.12 (e)	0.14 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments and futures	1.00	3.64	1.37	(0.61)	0.96	2.06

Total from investment operations	1.07	3.76	1.47	(0.49)	1.10	2.19

Less distributions:
Dividends from net investment income	—	(0.26)	(0.10)	(0.13)	(0.14)	(0.13)

Net asset value, end of period	$15.09	$14.02	$10.52	$9.15	$9.77	$8.81

Total return (b)	7.63%	35.77%	16.07%	(5.00)%	12.57%	32.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,838	$10,063	$7,399	$5,642	$27,383	$21,638
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	0.74%	0.73%	0.75%
Before waivers (a)	1.03%	1.02%	1.00%	0.74%	0.73%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.03%	0.99%	0.97%	1.28%	1.57%	1.73%
Before waivers (a)	1.00%	0.97%	0.97%	1.28%	1.57%	1.72%
Portfolio turnover rate (z)	107%	136%	129%	94%	65%	83%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.06	$10.55	$9.17	$9.80	$8.83	$6.77

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.11 (e)	0.10 (e)	0.10 (e)	0.12 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments and futures	1.00	3.66	1.38	(0.63)	0.97	2.06

Total from investment operations	1.07	3.77	1.48	(0.53)	1.09	2.17

Less distributions:
Dividends from net investment income	—	(0.26)	(0.10)	(0.10)	(0.12)	(0.11)

Net asset value, end of period	$15.13	$14.06	$10.55	$9.17	$9.80	$8.83

Total return (b)	7.61%	35.77%	16.14%	(5.32)%	12.38%	32.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$103,564	$98,048	$328,919	$321,365	$376,137	$347,963
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	0.99%	0.98%	1.00%
Before waivers (a)	1.03%	1.02%	1.00%	0.99%	0.98%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.03%	0.90%	0.95%	1.03%	1.31%	1.53%
Before waivers (a)	1.00%	0.89%	0.94%	1.03%	1.31%	1.52%
Portfolio turnover rate (z)	107%	136%	129%	94%	65%	83%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		December 1, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$14.02	$10.52	$9.15	$9.26

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.16 (e)	0.12 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	1.00	3.63	1.38	0.01

Total from investment operations	1.09	3.79	1.50	0.02

Less distributions:
Dividends from net investment income	—	(0.29)	(0.13)	(0.13)

Net asset value, end of period	$15.11	$14.02	$10.52	$9.15

Total return (b)	7.77%	36.11%	16.36%	0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,820	$32,237	$23,754	$21,088
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	0.75%
Before waivers (a)	0.78%	0.77%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.27%	1.25%	1.20%	1.28%
Before waivers (a)	1.25%	1.22%	1.20%	1.28%
Portfolio turnover rate (z)	107%	136%	129%	94%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	27.5%
Consumer Discretionary	18.3
Health Care	12.7
Industrials	12.1
Consumer Staples	10.4
Energy	6.3
Financials	5.2
Materials	4.2
Telecommunication Services	2.3
Utilities	0.1
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,058.70	$3.72
Hypothetical (5% average return before expenses)	1,000.00	1,021.18	3.65
Class IB
Actual	1,000.00	1,059.20	3.72
Hypothetical (5% average return before expenses)	1,000.00	1,021.18	3.65
Class K
Actual	1,000.00	1,060.30	2.44
Hypothetical (5% average return before expenses)	1,000.00	1,022.42	2.40

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (18.3%)
Auto Components (0.4%)
BorgWarner, Inc.	27,608	$1,799,765
Gentex Corp.	10,386	302,129
Goodyear Tire & Rubber Co.	30,008	833,622
Johnson Controls, Inc.	21,400	1,068,502
Lear Corp.	7,900	705,628

		4,709,646

Automobiles (0.4%)
Harley-Davidson, Inc.	26,400	1,844,040
Tesla Motors, Inc.*	11,510	2,763,091
Thor Industries, Inc.	5,500	312,785

		4,919,916

Distributors (0.2%)
Genuine Parts Co.	17,400	1,527,720
LKQ Corp.*	36,454	972,957

		2,500,677

Diversified Consumer Services (0.1%)
H&R Block, Inc.	33,140	1,110,853
Service Corp. International	20,000	414,400

		1,525,253

Hotels, Restaurants & Leisure (3.1%)
Aramark	4,663	120,678
Bally Technologies, Inc.*	4,700	308,884
Brinker International, Inc.	7,806	379,762
Burger King Worldwide, Inc.	12,700	345,694
Chipotle Mexican Grill, Inc.*	3,773	2,235,540
Choice Hotels International, Inc.	223	10,506
Domino’s Pizza, Inc.	6,700	489,703
Dunkin’ Brands Group, Inc.	12,780	585,452
Hilton Worldwide Holdings, Inc.*	16,309	380,000
Hyatt Hotels Corp., Class A*	300	18,294
Las Vegas Sands Corp.	45,488	3,467,095
Marriott International, Inc., Class A	23,344	1,496,350
McDonald’s Corp.	119,448	12,033,192
MGM Resorts International*	3,800	100,320
Norwegian Cruise Line Holdings Ltd.*	10,100	320,170
Panera Bread Co., Class A*	2,958	443,197
SeaWorld Entertainment, Inc.	8,200	232,306
Six Flags Entertainment Corp.	8,790	374,014
Starbucks Corp.	90,968	7,039,104
Starwood Hotels & Resorts Worldwide, Inc.	10,440	843,761
Wyndham Worldwide Corp.	15,400	1,166,088
Wynn Resorts Ltd.	9,800	2,034,088
Yum! Brands, Inc.	53,364	4,333,157

		38,757,355

Household Durables (0.3%)
D.R. Horton, Inc.	3,100	76,198
Harman International Industries, Inc.	8,200	880,926
Jarden Corp.*	4,750	281,913

Leggett & Platt, Inc.	8,200	$281,096
Lennar Corp., Class A	1,300	54,574
Newell Rubbermaid, Inc.	19,800	613,602
NVR, Inc.*	600	690,360
Tempur Sealy International, Inc.*	7,300	435,810
Tupperware Brands Corp.	6,100	510,570
Whirlpool Corp.	900	125,298

		3,950,347

Internet & Catalog Retail (2.5%)
Amazon.com, Inc.*	45,436	14,756,704
Expedia, Inc.	12,229	963,156
Groupon, Inc.*	58,090	384,556
HomeAway, Inc.*	10,419	362,790
Liberty Interactive Corp.*	29,600	869,056
Liberty Ventures*	8,880	655,344
Netflix, Inc.*	7,294	3,213,736
Priceline Group, Inc.*	6,269	7,541,607
TripAdvisor, Inc.*	13,429	1,459,195
zulily, Inc., Class A*	1,582	64,783

		30,270,927

Leisure Products (0.2%)
Hasbro, Inc.	11,749	623,285
Mattel, Inc.	14,795	576,561
Polaris Industries, Inc.	8,000	1,041,920

		2,241,766

Media (5.5%)
AMC Networks, Inc., Class A*	7,175	441,191
Cablevision Systems Corp. – New York Group, Class A	23,600	416,540
CBS Corp. (Non-Voting), Class B	63,400	3,939,676
CBS Outdoor Americas, Inc.	100	3,268
Charter Communications, Inc., Class A*	9,600	1,520,448
Cinemark Holdings, Inc.	13,900	491,504
Clear Channel Outdoor Holdings, Inc., Class A	2,300	18,814
Comcast Corp., Class A	286,400	15,373,952
DIRECTV*	56,535	4,806,040
Discovery Communications, Inc., Class A*	27,700	2,057,556
DISH Network Corp., Class A*	18,900	1,230,012
Interpublic Group of Cos., Inc.	51,200	998,912
Lamar Advertising Co., Class A	9,600	508,800
Lions Gate Entertainment Corp.	9,700	277,226
Live Nation Entertainment, Inc.*	8,800	217,272
Morningstar, Inc.	2,335	167,676
Omnicom Group, Inc.	31,234	2,224,486
Regal Entertainment Group, Class A	2,486	52,455
Scripps Networks Interactive, Inc., Class A	12,732	1,033,074
Sirius XM Holdings, Inc.*	333,300	1,153,218
Starz, Class A*	9,900	294,921
Time Warner Cable, Inc.	33,700	4,964,010
Twenty-First Century Fox, Inc., Class A	169,600	5,961,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Viacom, Inc., Class B	52,000	$4,509,960
Walt Disney Co.	175,400	15,038,796

		67,701,247

Multiline Retail (0.6%)
Big Lots, Inc.*	2,072	94,690
Dillard’s, Inc., Class A	2,100	244,881
Dollar General Corp.*	28,500	1,634,760
Dollar Tree, Inc.*	24,932	1,357,797
Family Dollar Stores, Inc.	10,927	722,712
Kohl’s Corp.	1,400	73,752
Macy’s, Inc.	33,700	1,955,274
Nordstrom, Inc.	16,743	1,137,352
Sears Holdings Corp.*	2,500	99,900
Target Corp.	7,701	446,273

		7,767,391

Specialty Retail (3.5%)
Aaron’s, Inc.	1,325	47,223
Abercrombie & Fitch Co., Class A	1,200	51,900
Advance Auto Parts, Inc.	8,792	1,186,217
AutoNation, Inc.*	8,815	526,079
AutoZone, Inc.*	4,014	2,152,467
Bed Bath & Beyond, Inc.*	10,459	600,137
Best Buy Co., Inc.	10,300	319,403
Cabela’s, Inc.*	700	43,680
CarMax, Inc.*	18,296	951,575
Chico’s FAS, Inc.	8,092	137,240
CST Brands, Inc.	7,700	265,650
Dick’s Sporting Goods, Inc.	1,937	90,187
Foot Locker, Inc.	2,500	126,800
GameStop Corp., Class A	700	28,329
Gap, Inc.	31,900	1,326,083
GNC Holdings, Inc., Class A	11,000	375,100
Home Depot, Inc.	165,287	13,381,635
L Brands, Inc.	10,488	615,226
Lowe’s Cos., Inc.	123,100	5,907,569
Murphy USA, Inc.*	2,600	127,114
O’Reilly Automotive, Inc.*	12,811	1,929,337
Penske Automotive Group, Inc.	2,200	108,900
PetSmart, Inc.	12,015	718,497
Ross Stores, Inc.	25,662	1,697,028
Sally Beauty Holdings, Inc.*	14,500	363,660
Signet Jewelers Ltd.	6,700	740,953
Tiffany & Co.	13,636	1,367,009
TJX Cos., Inc.	84,646	4,498,935
Tractor Supply Co.	16,700	1,008,680
Ulta Salon Cosmetics & Fragrance, Inc.*	7,800	712,998
Urban Outfitters, Inc.*	9,314	315,372
Williams-Sonoma, Inc.	11,379	816,785

		42,537,768

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.	6,500	448,045
Coach, Inc.	33,106	1,131,894
Deckers Outdoor Corp.*	4,200	362,586
Fossil Group, Inc.*	5,600	585,312
Hanesbrands, Inc.	12,067	1,187,876
Kate Spade & Co.*	15,200	579,728

Michael Kors Holdings Ltd.*	24,700	$2,189,655
NIKE, Inc., Class B	84,466	6,550,338
PVH Corp.	8,764	1,021,882
Ralph Lauren Corp.	5,391	866,280
Under Armour, Inc., Class A*	20,900	1,243,341
VF Corp.	41,700	2,627,100

		18,794,037

Total Consumer Discretionary		225,676,330

Consumer Staples (10.4%)
Beverages (3.6%)
Brown-Forman Corp., Class B	18,636	1,754,952
Coca-Cola Co.	479,862	20,326,954
Coca-Cola Enterprises, Inc.	30,392	1,452,130
Constellation Brands, Inc., Class A*	18,100	1,595,153
Dr. Pepper Snapple Group, Inc.	23,700	1,388,346
Monster Beverage Corp.*	17,286	1,227,825
PepsiCo, Inc.	183,216	16,368,517

		44,113,877

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	50,066	5,765,601
CVS Caremark Corp.	20,100	1,514,937
Kroger Co.	61,600	3,044,888
Rite Aid Corp.*	78,800	564,996
Sprouts Farmers Market, Inc.*	11,755	384,624
Sysco Corp.	26,436	990,028
Walgreen Co.	86,700	6,427,071
Wal-Mart Stores, Inc.	19,645	1,474,750
Whole Foods Market, Inc.	19,270	744,400

		20,911,295

Food Products (1.7%)
Archer-Daniels-Midland Co.	7,700	339,647
Campbell Soup Co.	13,895	636,530
Flowers Foods, Inc.	20,700	436,356
General Mills, Inc.	74,240	3,900,570
Hain Celestial Group, Inc.*	5,600	496,944
Hershey Co.	18,069	1,759,378
Hillshire Brands Co.	8,980	559,454
Hormel Foods Corp.	16,100	794,535
Ingredion, Inc.	1,300	97,552
Kellogg Co.	28,328	1,861,150
Keurig Green Mountain, Inc.	17,139	2,135,691
Kraft Foods Group, Inc.	71,933	4,312,383
McCormick & Co., Inc. (Non-Voting)	15,788	1,130,263
Mead Johnson Nutrition Co.	24,478	2,280,615
Pilgrim’s Pride Corp.*	1,000	27,360
Tyson Foods, Inc., Class A	1,900	71,326
WhiteWave Foods Co.*	20,961	678,508

		21,518,262

Household Products (1.2%)
Church & Dwight Co., Inc.	16,368	1,144,942
Clorox Co.	12,874	1,176,684
Colgate-Palmolive Co.	98,868	6,740,820
Kimberly-Clark Corp.	37,725	4,195,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Procter & Gamble Co.	18,600	$1,461,774
Spectrum Brands Holdings, Inc.	2,600	223,678

		14,943,672

Personal Products (0.3%)
Avon Products, Inc.	21,410	312,800
Coty, Inc., Class A	6,642	113,777
Estee Lauder Cos., Inc., Class A	27,674	2,055,071
Herbalife Ltd.	9,792	631,976
Nu Skin Enterprises, Inc., Class A	7,100	525,116

		3,638,740

Tobacco (1.9%)
Altria Group, Inc.	227,078	9,523,651
Lorillard, Inc.	43,800	2,670,486
Philip Morris International, Inc.	111,602	9,409,165
Reynolds American, Inc.	28,200	1,701,870

		23,305,172

Total Consumer Staples		128,431,018

Energy (6.3%)
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc.*	1,617	84,860
Baker Hughes, Inc.	4,400	327,580
Cameron International Corp.*	15,733	1,065,281
Dresser-Rand Group, Inc.*	9,230	588,228
Dril-Quip, Inc.*	4,900	535,276
FMC Technologies, Inc.*	28,432	1,736,342
Frank’s International N.V.	533	13,112
Halliburton Co.	102,100	7,250,121
Helmerich & Payne, Inc.	7,900	917,269
Nabors Industries Ltd.	3,500	102,795
National Oilwell Varco, Inc.	4,400	362,340
Oceaneering International, Inc.	13,000	1,015,690
Patterson-UTI Energy, Inc.	8,900	310,966
RPC, Inc.	7,400	173,826
Schlumberger Ltd.	157,227	18,544,925
Seadrill Ltd.	12,600	503,370
Superior Energy Services, Inc.	1,200	43,368
Unit Corp.*	400	27,532

		33,602,881

Oil, Gas & Consumable Fuels (3.6%)
Anadarko Petroleum Corp.	4,500	492,615
Antero Resources Corp.*	6,378	418,588
Athlon Energy, Inc.*	6,100	290,970
Cabot Oil & Gas Corp.	50,400	1,720,656
Cheniere Energy, Inc.*	28,700	2,057,790
Chesapeake Energy Corp.	14,600	453,768
Cimarex Energy Co.	1,300	186,498
Cobalt International Energy, Inc.*	38,500	706,475
Concho Resources, Inc.*	13,600	1,965,200
Continental Resources, Inc.*	5,195	821,018
CVR Energy, Inc.	700	33,733
EOG Resources, Inc.	66,100	7,724,446
EQT Corp.	16,600	1,774,540
Gulfport Energy Corp.*	8,300	521,240
HollyFrontier Corp.	4,400	192,236

Kinder Morgan, Inc.	21,850	$792,281
Kosmos Energy Ltd.*	12,700	142,621
Laredo Petroleum Holdings, Inc.*	8,150	252,487
Marathon Petroleum Corp.	22,600	1,764,382
Noble Energy, Inc.	31,100	2,409,006
Oasis Petroleum, Inc.*	12,200	681,858
ONEOK, Inc.	13,300	905,464
PBF Energy, Inc., Class A	2,600	69,290
Phillips 66	28,000	2,252,040
Pioneer Natural Resources Co.	17,300	3,975,713
QEP Resources, Inc.	2,700	93,150
Range Resources Corp.	19,842	1,725,262
Rice Energy, Inc.*	5,585	170,063
SM Energy Co.	8,062	678,014
Southwestern Energy Co.*	42,672	1,941,150
Targa Resources Corp.	4,600	642,022
Teekay Corp.	2,500	155,625
Tesoro Corp.	6,700	393,089
Ultra Petroleum Corp.*	5,500	163,295
Valero Energy Corp.	15,400	771,540
Whiting Petroleum Corp.*	1,500	120,375
Williams Cos., Inc.	82,800	4,819,788
World Fuel Services Corp.	1,900	93,537

		44,371,825

Total Energy		77,974,706

Financials (5.2%)
Banks (0.1%)
Signature Bank/New York*	5,300	668,754
SVB Financial Group*	500	58,310

		727,064

Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	6,686	1,373,304
Ameriprise Financial, Inc.	8,000	960,000
Artisan Partners Asset Management, Inc., Class A	3,300	187,044
BlackRock, Inc.	5,927	1,894,269
Charles Schwab Corp.	22,400	603,232
Eaton Vance Corp.	14,460	546,443
Federated Investors, Inc., Class B	8,330	257,564
Franklin Resources, Inc.	39,131	2,263,337
Invesco Ltd.	8,000	302,000
Lazard Ltd., Class A	14,924	769,482
Legg Mason, Inc.	4,900	251,419
LPL Financial Holdings, Inc.	10,510	522,767
SEI Investments Co.	14,975	490,731
T. Rowe Price Group, Inc.	31,736	2,678,836
TD Ameritrade Holding Corp.	28,400	890,340
Waddell & Reed Financial, Inc., Class A	10,279	643,363

		14,634,131

Consumer Finance (0.9%)
Ally Financial, Inc.*	29,200	698,172
American Express Co.	109,686	10,405,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Santander Consumer USA Holdings, Inc.	624	$12,130
SLM Corp.	17,300	143,763

		11,259,976

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	10,330	508,339
Intercontinental Exchange, Inc.	5,975	1,128,678
Leucadia National Corp.	7,300	191,406
McGraw Hill Financial, Inc.	32,882	2,730,193
Moody’s Corp.	22,902	2,007,589
MSCI, Inc.*	6,191	283,857

		6,850,062

Insurance (0.5%)
American Financial Group, Inc./Ohio	1,400	83,384
Aon plc	27,500	2,477,475
Arthur J. Gallagher & Co.	17,900	834,140
Brown & Brown, Inc.	800	24,568
Erie Indemnity Co., Class A	2,943	221,490
Marsh & McLennan Cos., Inc.	44,700	2,316,354
Reinsurance Group of America, Inc.	2,300	181,470

		6,138,881

Real Estate Investment Trusts (REITs) (1.8%)
American Tower Corp. (REIT)	47,820	4,302,843
Apartment Investment & Management Co. (REIT), Class A	9,900	319,473
Boston Properties, Inc. (REIT)	2,200	259,996
Columbia Property Trust, Inc. (REIT)	2,200	57,222
Crown Castle International Corp. (REIT)	40,342	2,995,797
Equity Lifestyle Properties, Inc. (REIT)	7,200	317,952
Extra Space Storage, Inc. (REIT)	14,000	745,500
Federal Realty Investment Trust (REIT)	5,381	650,670
Gaming and Leisure Properties, Inc. (REIT)	1,700	57,749
Health Care REIT, Inc. (REIT)	19,700	1,234,599
Healthcare Trust of America, Inc. (REIT), Class A	3,400	40,936
NorthStar Realty Finance Corp. (REIT)	9,400	163,372
Omega Healthcare Investors, Inc. (REIT)	4,900	180,614
Plum Creek Timber Co., Inc. (REIT)	10,239	461,779
Public Storage (REIT)	16,062	2,752,224
Rayonier, Inc. (REIT)	1,794	63,777
Simon Property Group, Inc. (REIT)	28,061	4,665,983
Tanger Factory Outlet Centers, Inc. (REIT)	6,800	237,796
Taubman Centers, Inc. (REIT)	7,100	538,251
Ventas, Inc. (REIT)	16,800	1,076,880

Vornado Realty Trust (REIT)	5,100	$544,323
Weyerhaeuser Co. (REIT)	7,400	244,866

		21,912,602

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	33,843	1,084,330
Howard Hughes Corp.*	2,300	363,009
Jones Lang LaSalle, Inc.	1,500	189,585
Realogy Holdings Corp.*	7,610	286,973

		1,923,897

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	2,300	83,490
Ocwen Financial Corp.*	12,800	474,880

		558,370

Total Financials		64,004,983

Health Care (12.7%)
Biotechnology (4.8%)
Alexion Pharmaceuticals, Inc.*	23,890	3,732,813
Alkermes plc*	14,900	749,917
Alnylam Pharmaceuticals, Inc.*	6,800	429,556
Amgen, Inc.	86,800	10,274,516
Biogen Idec, Inc.*	28,700	9,049,397
BioMarin Pharmaceutical, Inc.*	17,649	1,097,944
Celgene Corp.*	100,394	8,621,837
Cubist Pharmaceuticals, Inc.*	8,600	600,452
Gilead Sciences, Inc.*	185,574	15,385,940
Incyte Corp.*	17,500	987,700
Intercept Pharmaceuticals, Inc.*	1,500	354,945
Medivation, Inc.*	9,200	709,136
Myriad Genetics, Inc.*	7,834	304,899
Pharmacyclics, Inc.*	7,400	663,854
Regeneron Pharmaceuticals, Inc.*	9,600	2,711,712
Seattle Genetics, Inc.*	12,200	466,650
United Therapeutics Corp.*	5,752	508,994
Vertex Pharmaceuticals, Inc.*	28,507	2,699,043

		59,349,305

Health Care Equipment & Supplies (1.7%)
Align Technology, Inc.*	9,800	549,192
Baxter International, Inc.	65,556	4,739,699
Becton, Dickinson and Co.	23,392	2,767,274
Boston Scientific Corp.*	15,100	192,827
C.R. Bard, Inc.	9,224	1,319,124
Cooper Cos., Inc.	4,300	582,779
DENTSPLY International, Inc.	5,332	252,470
Edwards Lifesciences Corp.*	12,746	1,094,117
Hill-Rom Holdings, Inc.	400	16,604
Hologic, Inc.*	9,400	238,290
IDEXX Laboratories, Inc.*	6,247	834,412
Intuitive Surgical, Inc.*	4,321	1,779,388
ResMed, Inc.	16,932	857,267
Sirona Dental Systems, Inc.*	4,300	354,578
St. Jude Medical, Inc.	22,154	1,534,164
Stryker Corp.	24,191	2,039,785
Varian Medical Systems, Inc.*	12,590	1,046,733
Zimmer Holdings, Inc.	1,500	155,790

		20,354,493

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (1.7%)
Aetna, Inc.	12,900	$1,045,932
AmerisourceBergen Corp.	27,308	1,984,199
Brookdale Senior Living, Inc.*	15,100	503,434
Cardinal Health, Inc.	3,300	226,248
Catamaran Corp.*	24,932	1,100,997
Centene Corp.*	7,000	529,270
Cigna Corp.	2,500	229,925
DaVita HealthCare Partners, Inc.*	7,496	542,111
Envision Healthcare Holdings, Inc.*	9,767	350,733
Express Scripts Holding Co.*	80,930	5,610,877
HCA Holdings, Inc.*	3,700	208,606
Henry Schein, Inc.*	10,352	1,228,472
Laboratory Corp. of America Holdings*	4,096	419,430
McKesson Corp.	27,871	5,189,859
MEDNAX, Inc.*	7,900	459,385
Patterson Cos., Inc.	874	34,532
Premier, Inc., Class A*	3,903	113,187
Tenet Healthcare Corp.*	11,728	550,512
Universal Health Services, Inc., Class B	2,416	231,356

		20,559,065

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	8,000	128,400
athenahealth, Inc.*	4,600	575,598
Cerner Corp.*	35,940	1,853,785
IMS Health Holdings, Inc.*	9,000	231,120
Veeva Systems, Inc., Class A*	4,545	115,670

		2,904,573

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	5,747	330,108
Bruker Corp.*	13,300	322,791
Charles River Laboratories International, Inc.*	2,727	145,949
Covance, Inc.*	6,245	534,447
Illumina, Inc.*	15,591	2,783,617
Mettler-Toledo International, Inc.*	3,547	898,029
PerkinElmer, Inc.	2,500	117,100
Quintiles Transnational Holdings, Inc.*	3,200	170,528
Techne Corp.	2,154	199,396
Thermo Fisher Scientific, Inc.	19,400	2,289,200
Waters Corp.*	10,242	1,069,675

		8,860,840

Pharmaceuticals (3.6%)
AbbVie, Inc.	192,206	10,848,106
Actavis plc*	30,776	6,864,587
Allergan, Inc.	35,644	6,031,678
Bristol-Myers Squibb Co.	71,500	3,468,465
Endo International plc*	18,400	1,288,368
Jazz Pharmaceuticals plc*	7,200	1,058,472
Johnson & Johnson	53,714	5,619,559
Mallinckrodt plc*	3,300	264,066
Merck & Co., Inc.	49,400	2,857,790

Mylan, Inc.*	45,123	$2,326,542
Perrigo Co. plc	3,684	536,980
Questcor Pharmaceuticals, Inc.	7,400	684,426
Salix Pharmaceuticals Ltd.*	7,700	949,795
Zoetis, Inc.	60,550	1,953,948

		44,752,782

Total Health Care		156,781,058

Industrials (12.1%)
Aerospace & Defense (2.9%)
B/E Aerospace, Inc.*	12,700	1,174,623
Boeing Co.	88,171	11,217,996
Hexcel Corp.*	11,800	482,620
Honeywell International, Inc.	94,691	8,801,528
Huntington Ingalls Industries, Inc.	5,000	472,950
Lockheed Martin Corp.	32,731	5,260,854
Precision Castparts Corp.	17,527	4,423,815
Rockwell Collins, Inc.	14,470	1,130,686
Spirit AeroSystems Holdings, Inc., Class A*	13,547	456,534
TransDigm Group, Inc.	6,453	1,079,329
Triumph Group, Inc.	1,500	104,730
United Technologies Corp.	12,382	1,429,502

		36,035,167

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	17,958	1,145,541
Expeditors International of Washington, Inc.	23,776	1,049,948
FedEx Corp.	15,400	2,331,252
United Parcel Service, Inc., Class B	85,559	8,783,487

		13,310,228

Airlines (0.8%)
Alaska Air Group, Inc.	7,600	722,380
American Airlines Group, Inc.*	87,012	3,738,035
Copa Holdings S.A., Class A	3,198	455,939
Delta Air Lines, Inc.	5,289	204,790
Southwest Airlines Co.	74,345	1,996,907
Spirit Airlines, Inc.*	8,800	556,512
United Continental Holdings, Inc.*	45,087	1,851,723

		9,526,286

Building Products (0.3%)
A.O. Smith Corp.	4,100	203,278
Allegion plc	11,666	661,229
Armstrong World Industries, Inc.*	5,431	311,902
Fortune Brands Home & Security, Inc.	8,300	331,419
Lennox International, Inc.	5,968	534,554
Masco Corp.	43,075	956,265
USG Corp.*	11,200	337,456

		3,336,103

Commercial Services & Supplies (0.6%)
Cintas Corp.	9,700	616,338
Clean Harbors, Inc.*	5,400	346,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Copart, Inc.*	13,554	$487,402
Covanta Holding Corp.	5,300	109,233
Iron Mountain, Inc.	18,422	653,060
KAR Auction Services, Inc.	6,700	213,529
Pitney Bowes, Inc.	11,100	306,582
R.R. Donnelley & Sons Co.	2,300	39,008
Rollins, Inc.	7,600	228,000
Stericycle, Inc.*	10,271	1,216,292
Tyco International Ltd.	49,700	2,266,320
Waste Connections, Inc.	9,044	439,086
Waste Management, Inc.	5,700	254,961

		7,176,761

Construction & Engineering (0.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	11,900	811,580
Fluor Corp.	11,779	905,805
Foster Wheeler AG	12,000	408,840
Quanta Services, Inc.*	6,200	214,396

		2,340,621

Electrical Equipment (0.7%)
Acuity Brands, Inc.	5,200	718,900
AMETEK, Inc.	29,623	1,548,690
Emerson Electric Co.	63,371	4,205,300
Hubbell, Inc., Class B	1,200	147,780
Rockwell Automation, Inc.	16,712	2,091,674
SolarCity Corp.*	5,100	360,060

		9,072,404

Industrial Conglomerates (1.1%)
3M Co.	79,096	11,329,711
Danaher Corp.	17,238	1,357,148
Roper Industries, Inc.	5,473	799,113

		13,485,972

Machinery (2.1%)
Allison Transmission Holdings, Inc.	16,300	506,930
Caterpillar, Inc.	15,995	1,738,177
Colfax Corp.*	11,500	857,210
Crane Co.	2,100	156,156
Cummins, Inc.	22,286	3,438,507
Deere & Co.	9,647	873,536
Donaldson Co., Inc.	15,780	667,810
Dover Corp.	14,900	1,355,155
Flowserve Corp.	16,569	1,231,905
Graco, Inc.	7,316	571,233
IDEX Corp.	8,976	724,722
Illinois Tool Works, Inc.	41,300	3,616,228
Ingersoll-Rand plc	2,800	175,028
ITT Corp.	2,500	120,250
Lincoln Electric Holdings, Inc.	3,300	230,604
Manitowoc Co., Inc.	16,300	535,618
Middleby Corp.*	6,900	570,768
Navistar International Corp.*	1,000	37,480
Nordson Corp.	7,800	625,482
PACCAR, Inc.	39,291	2,468,653
Pall Corp.	13,268	1,132,954
Parker Hannifin Corp.	9,600	1,207,008
Pentair plc	1,600	115,392
Snap-on, Inc.	1,000	118,520

Stanley Black & Decker, Inc.	2,100	$184,422
Timken Co.	645	43,757
Toro Co.	6,826	434,134
Trinity Industries, Inc.	14,300	625,196
Valmont Industries, Inc.	268	40,723
WABCO Holdings, Inc.*	6,847	731,396
Wabtec Corp.	11,634	960,852
Xylem, Inc.	16,100	629,188

		26,724,994

Marine (0.0%)
Kirby Corp.*	6,888	806,860

Professional Services (0.4%)
Dun & Bradstreet Corp.	1,640	180,728
Equifax, Inc.	7,900	573,066
IHS, Inc., Class A*	8,217	1,114,800
Nielsen N.V.	25,391	1,229,178
Robert Half International, Inc.	16,605	792,723
Verisk Analytics, Inc., Class A*	20,091	1,205,862

		5,096,357

Road & Rail (1.4%)
Amerco, Inc.	500	145,380
Avis Budget Group, Inc.*	12,700	758,063
Genesee & Wyoming, Inc., Class A*	2,900	304,500
Hertz Global Holdings, Inc.*	54,100	1,516,423
J.B. Hunt Transport Services, Inc.	11,070	816,745
Kansas City Southern	10,269	1,104,020
Landstar System, Inc.	5,466	349,824
Norfolk Southern Corp.	7,900	813,937
Old Dominion Freight Line, Inc.*	7,600	483,968
Union Pacific Corp.	109,448	10,917,438

		17,210,298

Trading Companies & Distributors (0.5%)
Air Lease Corp.	700	27,006
Fastenal Co.	35,808	1,772,138
HD Supply Holdings, Inc.*	12,801	363,420
MRC Global, Inc.*	5,500	155,595
MSC Industrial Direct Co., Inc., Class A	5,777	552,512
NOW, Inc.*	1,100	39,831
United Rentals, Inc.*	11,800	1,235,814
W.W. Grainger, Inc.	7,046	1,791,587

		5,937,903

Total Industrials		150,059,954

Information Technology (27.5%)
Communications Equipment (1.6%)
ARRIS Group, Inc.*	15,200	494,456
CommScope Holding Co., Inc.*	7,505	173,591
EchoStar Corp., Class A*	1,200	63,528
F5 Networks, Inc.*	9,140	1,018,561
Harris Corp.	2,639	199,904
Juniper Networks, Inc.*	12,400	304,296
Motorola Solutions, Inc.	6,100	406,077
Palo Alto Networks, Inc.*	6,266	525,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

QUALCOMM, Inc.	204,039	$16,159,889
Riverbed Technology, Inc.*	19,400	400,222

		19,745,928

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	19,032	1,833,543
Avnet, Inc.	3,300	146,223
CDW Corp.	10,474	333,911
Corning, Inc.	36,600	803,370
FLIR Systems, Inc.	11,906	413,496
IPG Photonics Corp.*	4,000	275,200
National Instruments Corp.	11,970	387,708
Trimble Navigation Ltd.*	31,468	1,162,743
Zebra Technologies Corp., Class A*	6,107	502,728

		5,858,922

Internet Software & Services (6.0%)
Akamai Technologies, Inc.*	21,523	1,314,194
CoStar Group, Inc.*	3,500	553,595
eBay, Inc.*	153,176	7,667,991
Equinix, Inc.*	6,121	1,285,961
Facebook, Inc., Class A*	238,600	16,055,394
Google, Inc., Class A*	33,992	19,874,103
Google, Inc., Class C*	34,392	19,785,030
IAC/InterActiveCorp	3,700	256,151
LinkedIn Corp., Class A*	12,600	2,160,522
Pandora Media, Inc.*	24,783	731,098
Rackspace Hosting, Inc.*	14,100	474,606
Twitter, Inc.*	57,843	2,369,828
VeriSign, Inc.*	14,541	709,746
Yelp, Inc.*	6,100	467,748
Zillow, Inc., Class A*	3,800	543,134

		74,249,101

IT Services (5.7%)
Accenture plc, Class A	76,500	6,184,260
Alliance Data Systems Corp.*	6,540	1,839,375
Automatic Data Processing, Inc.	58,300	4,622,024
Booz Allen Hamilton Holding Corp.	8,300	176,292
Broadridge Financial Solutions, Inc.	14,487	603,239
Cognizant Technology Solutions Corp., Class A*	73,514	3,595,570
Computer Sciences Corp.	1,100	69,520
DST Systems, Inc.	2,989	275,496
Fidelity National Information Services, Inc.	4,300	235,382
Fiserv, Inc.*	30,058	1,813,098
FleetCor Technologies, Inc.*	10,024	1,321,163
Gartner, Inc.*	10,900	768,668
Genpact Ltd.*	2,054	36,007
Global Payments, Inc.	8,656	630,590
International Business Machines Corp.	114,316	20,722,061
Jack Henry & Associates, Inc.	10,200	606,186
MasterCard, Inc., Class A	121,520	8,928,074
Paychex, Inc.	34,980	1,453,769
Sabre Corp.*	5,400	108,270
Teradata Corp.*	14,951	601,030
Total System Services, Inc.	15,600	489,996

Vantiv, Inc., Class A*	15,000	$504,300
VeriFone Systems, Inc.*	13,400	492,450
Visa, Inc., Class A	60,627	12,774,715
Western Union Co.	65,055	1,128,054

		69,979,589

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	74,623	312,670
Altera Corp.	14,156	492,063
Analog Devices, Inc.	17,299	935,357
Applied Materials, Inc.	98,200	2,214,410
Atmel Corp.*	50,800	475,996
Avago Technologies Ltd.	30,200	2,176,514
Cree, Inc.*	8,000	399,600
Freescale Semiconductor Ltd.*	11,700	274,950
Intel Corp.	51,100	1,578,990
KLA-Tencor Corp.	18,300	1,329,312
Lam Research Corp.	5,198	351,281
Linear Technology Corp.	28,515	1,342,201
Maxim Integrated Products, Inc.	31,278	1,057,509
Microchip Technology, Inc.	24,217	1,182,032
Micron Technology, Inc.*	113,400	3,736,530
NVIDIA Corp.	11,000	203,940
ON Semiconductor Corp.*	27,300	249,522
Skyworks Solutions, Inc.	22,900	1,075,384
SunEdison, Inc.*	10,300	232,780
SunPower Corp.*	500	20,490
Teradyne, Inc.	2,500	49,000
Texas Instruments, Inc.	130,431	6,233,297
Xilinx, Inc.	32,363	1,531,094

		27,454,922

Software (5.7%)
Activision Blizzard, Inc.	39,500	880,850
Adobe Systems, Inc.*	60,134	4,351,296
ANSYS, Inc.*	2,612	198,042
Autodesk, Inc.*	21,680	1,222,318
Cadence Design Systems, Inc.*	34,900	610,401
Citrix Systems, Inc.*	17,929	1,121,459
Concur Technologies, Inc.*	5,800	541,372
Electronic Arts, Inc.*	29,100	1,043,817
FactSet Research Systems, Inc.	5,169	621,727
FireEye, Inc.*	8,395	340,417
Fortinet, Inc.*	16,500	414,645
Informatica Corp.*	11,900	424,235
Intuit, Inc.	34,329	2,764,514
MICROS Systems, Inc.*	6,714	455,881
Microsoft Corp.	645,949	26,936,073
NetSuite, Inc.*	5,000	434,400
Oracle Corp.	396,932	16,087,654
PTC, Inc.*	14,300	554,840
Red Hat, Inc.*	22,851	1,262,975
Salesforce.com, Inc.*	74,184	4,308,607
ServiceNow, Inc.*	17,389	1,077,422
SolarWinds, Inc.*	7,900	305,414
Solera Holdings, Inc.	8,300	557,345
Splunk, Inc.*	14,300	791,219
Tableau Software, Inc., Class A*	4,600	328,118
TIBCO Software, Inc.*	19,600	395,332
VMware, Inc., Class A*	10,566	1,022,895
Workday, Inc., Class A*	11,360	1,020,810

		70,074,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Technology Hardware, Storage & Peripherals (5.8%)
3D Systems Corp.*	13,300	$795,340
Apple, Inc.	728,803	67,727,663
Diebold, Inc.	7,800	313,326
EMC Corp.	24,452	644,066
NCR Corp.*	1,912	67,092
NetApp, Inc.	14,426	526,837
SanDisk Corp.	13,000	1,357,590
Stratasys Ltd.*	3,400	386,342

		71,818,256

Total Information Technology		339,180,796

Materials (4.2%)
Chemicals (3.6%)
Airgas, Inc.	9,000	980,190
Albemarle Corp.	3,882	277,563
Cabot Corp.	500	28,995
Celanese Corp.	1,592	102,334
Cytec Industries, Inc.	500	52,710
Dow Chemical Co.	23,300	1,199,018
E.I. du Pont de Nemours & Co.	104,821	6,859,486
Eastman Chemical Co.	16,488	1,440,227
Ecolab, Inc.	32,241	3,589,713
FMC Corp.	16,058	1,143,169
Huntsman Corp.	17,100	480,510
International Flavors & Fragrances, Inc.	9,866	1,028,826
LyondellBasell Industries N.V., Class A	53,300	5,204,745
Monsanto Co.	63,368	7,904,524
NewMarket Corp.	1,100	431,321
Platform Specialty Products Corp.*	10,200	285,906
PPG Industries, Inc.	16,700	3,509,505
Praxair, Inc.	35,468	4,711,569
Rayonier Advanced Materials, Inc.*	598	23,172
Rockwood Holdings, Inc.	600	45,594
RPM International, Inc.	14,900	688,082
Scotts Miracle-Gro Co., Class A	5,393	306,646
Sherwin-Williams Co.	10,471	2,166,555
Sigma-Aldrich Corp.	6,624	672,204
Valspar Corp.	10,200	777,138
W.R. Grace & Co.*	8,000	756,240
Westlake Chemical Corp.	4,200	351,792

		45,017,734

Construction Materials (0.1%)
Eagle Materials, Inc.	6,100	575,108
Martin Marietta Materials, Inc.	5,636	744,234

		1,319,342

Containers & Packaging (0.4%)
AptarGroup, Inc.	1,800	120,618
Avery Dennison Corp.	4,000	205,000
Ball Corp.	16,824	1,054,528
Crown Holdings, Inc.*	16,703	831,141
Owens-Illinois, Inc.*	11,900	412,216
Packaging Corp. of America	11,900	850,731

Sealed Air Corp.	26,000	$888,420
Silgan Holdings, Inc.	5,200	264,264

		4,626,918

Metals & Mining (0.1%)
Carpenter Technology Corp.	400	25,300
Compass Minerals International, Inc.	4,019	384,779
Southern Copper Corp.	17,529	532,356
Tahoe Resources, Inc.*	1,500	39,300

		981,735

Paper & Forest Products (0.0%)
International Paper Co.	8,100	408,807

Total Materials		52,354,536

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.2%)
CenturyLink, Inc.	4,200	152,040
Level 3 Communications, Inc.*	20,314	891,988
tw telecom, Inc.*	16,657	671,443
Verizon Communications, Inc.	500,500	24,489,465
Windstream Holdings, Inc.	68,180	679,073

		26,884,009

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	15,618	1,597,722

Total Telecommunication Services		28,481,731

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	17,899	652,955

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	7,200	171,432

Multi-Utilities (0.0%)
Dominion Resources, Inc.	4,300	307,536

Total Utilities		1,131,923

Total Investments (99.1%) (Cost $618,375,209)		1,224,077,035
Other Assets Less Liabilities (0.9%)		11,347,838

Net Assets (100%)		$1,235,424,873

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	96	September-14	$9,321,519	$9,371,520	$50,001

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$225,676,330	$—	$—	$225,676,330
Consumer Staples	128,431,018	—	—	128,431,018
Energy	77,974,706	—	—	77,974,706
Financials	64,004,983	—	—	64,004,983
Health Care	156,781,058	—	—	156,781,058
Industrials	150,059,954	—	—	150,059,954
Information Technology	339,180,796	—	—	339,180,796
Materials	52,354,536	—	—	52,354,536
Telecommunication Services	28,481,731	—	—	28,481,731
Utilities	1,131,923	—	—	1,131,923
Futures	50,001	—	—	50,001

Total Assets	$1,224,127,036	$—	$—	$1,224,127,036

Total Liabilities	$—	$—	$—	$—

Total	$1,224,127,036	$—	$—	$1,224,127,036

(a)	A security with a market value of $1,754,952 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	50,001	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$50,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,411,046)	—	—	(1,411,046)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,411,046)	$—	$—	$(1,411,046)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,024	—	—	3,024
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,024	$—	$—	$3,024

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $8,135,000 during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$50,001	(c)	$—	$—	$50,001

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$151,869,676
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$321,571,722

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$605,645,276
Aggregate gross unrealized depreciation	(1,888,233)

Net unrealized appreciation	$603,757,043

Federal income tax cost of investments	$620,319,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $618,375,209)	$1,224,077,035
Cash	10,617,307
Receivable for securities sold	140,611,811
Dividends, interest and other receivables	1,088,933
Receivable from Separate Accounts for Trust shares sold	611,971
Due from broker for futures variation margin	1,920
Other assets	12,839

Total assets	1,377,021,816

LIABILITIES
Payable for securities purchased	140,186,662
Payable to Separate Accounts for Trust shares redeemed	667,314
Investment management fees payable	354,895
Distribution fees payable – Class IB	181,947
Administrative fees payable	117,699
Distribution fees payable – Class IA	6,109
Trustees’ fees payable	3,669
Accrued expenses	78,648

Total liabilities	141,596,943

NET ASSETS	$1,235,424,873

Net assets were comprised of:
Paid in capital	$483,928,988
Accumulated undistributed net investment income (loss)	6,638,492
Accumulated undistributed net realized gain (loss) on investments and futures	139,105,566
Net unrealized appreciation (depreciation) on investments and futures	605,751,827

Net assets	$1,235,424,873

Class IA
Net asset value, offering and redemption price per share, $30,373,279 / 2,276,020 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.34

Class IB
Net asset value, offering and redemption price per share, $892,997,991 / 68,382,647 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.06

Class K
Net asset value, offering and redemption price per share, $312,053,603 / 23,357,893 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $715 foreign withholding tax)	$10,292,512
Interest	3,811

Total income	10,296,323

EXPENSES
Investment management fees	2,164,583
Distribution fees – Class IB	1,072,617
Administrative fees	641,992
Printing and mailing expenses	66,403
Distribution fees – Class IA	34,816
Professional fees	29,927
Custodian fees	25,303
Trustees’ fees	17,800
Miscellaneous	13,113

Total expenses	4,066,554

NET INVESTMENT INCOME (LOSS)	6,229,769

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	131,731,868
Futures	(1,411,046)

Net realized gain (loss)	130,320,822

Change in unrealized appreciation (depreciation) on:
Investments	(67,826,037)
Futures	3,024

Net change in unrealized appreciation (depreciation)	(67,823,013)

NET REALIZED AND UNREALIZED GAIN (LOSS)	62,497,809

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,727,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,229,769	$12,807,194
Net realized gain (loss) on investments and futures	130,320,822	77,983,766
Net change in unrealized appreciation (depreciation) on investments and futures	(67,823,013)	251,035,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,727,578	341,826,103

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(232,957)
Class IB	—	(7,537,330)
Class K	—	(4,880,523)

	—	(12,650,810)

Distributions from net realized capital gains
Class IA	—	(1,159,076)
Class IB	—	(38,238,003)
Class K	—	(18,919,928)

	—	(58,317,007)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(70,967,817)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 275,032 and 507,085 shares, respectively ]	3,511,129	5,911,818
Capital shares issued in reinvestment of dividends and distributions [ 0 and 113,214 shares, respectively ]	—	1,392,033
Capital shares repurchased [ (160,168) and (355,057) shares, respectively ]	(2,033,188)	(4,096,114)

Total Class IA transactions	1,477,941	3,207,737

Class IB
Capital shares sold [ 3,162,728 and 13,131,536 shares, respectively ]	39,401,055	148,672,225
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,804,443 shares, respectively ]	—	45,775,333
Capital shares repurchased [ (5,635,928) and (10,768,325) shares, respectively ]	(69,953,188)	(121,469,059)

Total Class IB transactions	(30,552,133)	72,978,499

Class K
Capital shares sold [ 325,809 and 679,158 shares, respectively ]	4,106,688	7,800,785
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,936,094 shares, respectively ]	—	23,800,451
Capital shares repurchased [ (11,818,068) and (9,242,692) shares, respectively ]	(148,105,398)	(110,173,121)

Total Class K transactions	(143,998,710)	(78,571,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(173,072,902)	(2,385,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(104,345,324)	268,472,637
NET ASSETS:
Beginning of period	1,339,770,197	1,071,297,560

End of period (a)	$1,235,424,873	$1,339,770,197

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,638,492	$408,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011		2010		2009
Net asset value, beginning of period	$12.60	$10.04	$8.86	$8.77		$7.60		$5.68

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.11 (e)	0.12 (e)	0.09	(e)	0.09	(e)	0.09 (e)
Net realized and unrealized gain (loss) on investments and futures	0.68	3.13	1.18	0.10		1.18		1.99

Total from investment operations	0.74	3.24	1.30	0.19		1.27		2.08

Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.10)		(0.10)		(0.16)
Distributions from net realized gains	—	(0.57)	—	—		—		—

Total dividends and distributions	—	(0.68)	(0.12)	(0.10)		(0.10)		(0.16)

Net asset value, end of period	$13.34	$12.60	$10.04	$8.86		$8.77		$7.60

Total return (b)	5.87%	32.47%	14.72%	2.23%		16.74	%(aa)	36.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,373	$27,227	$19,030	$14,178		$587,034		$587,223
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.73%	0.73%	0.47	%(c)	0.49%		0.50%
After waivers and fees paid indirectly (a)	0.73%	0.73%	0.73%	0.47	%(c)	0.49%		0.50%
Before waivers and fees paid indirectly (a)	0.73%	0.73%	0.73%	0.47	%(c)	0.49%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.95%	0.97%	1.18%	0.99%		1.16%		1.45%
After waivers and fees paid indirectly (a)	0.95%	0.97%	1.18%	0.99%		1.16%		1.45%
Before waivers and fees paid indirectly (a)	0.95%	0.97%	1.18%	0.99%		1.16%		1.45%
Portfolio turnover rate (z)	12%	15%	16%	18%		23%		49%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010		2009
Net asset value, beginning of period	$12.33	$9.83	$8.68	$8.59	$7.45		$5.57

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.11 (e)	0.11 (e)	0.07 (e)	0.07	(e)	0.09	(e)
Net realized and unrealized gain (loss) on investments and futures	0.67	3.07	1.16	0.10	1.15		1.93

Total from investment operations	0.73	3.18	1.27	0.17	1.22		2.02

Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.08)	(0.08)		(0.14)
Distributions from net realized gains	—	(0.57)	—	—	—		—

Total dividends and distributions	—	(0.68)	(0.12)	(0.08)	(0.08)		(0.14)

Net asset value, end of period	$13.06	$12.33	$9.83	$8.68	$8.59		$7.45

Total return (b)	5.92%	32.53%	14.65%	2.00%	16.36	%(bb)	36.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$892,998	$873,541	$635,996	$585,640	$610,712		$582,328
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.73%	0.73%	0.72%	0.74%		0.75	%(c)
After waivers and fees paid indirectly (a)	0.73%	0.73%	0.73%	0.72%	0.74%		0.75	%(c)
Before waivers and fees paid indirectly (a)	0.73%	0.73%	0.73%	0.72%	0.74%		0.75	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.94%	0.97%	1.15%	0.85%	0.91%		1.47%
After waivers and fees paid indirectly (a)	0.94%	0.97%	1.15%	0.85%	0.91%		1.47%
Before waivers and fees paid indirectly (a)	0.94%	0.97%	1.15%	0.85%	0.91%		1.47%
Portfolio turnover rate (z)	12%	15%	16%	18%	23%		49%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$12.60	$10.04	$8.86	$8.27

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.14 (e)	0.13 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	0.69	3.14	1.20	0.65

Total from investment operations	0.76	3.28	1.33	0.69

Less distributions:
Dividends from net investment income	—	(0.15)	(0.15)	(0.10)
Distributions from net realized gains	—	(0.57)	—	—

Total dividends and distributions	—	(0.72)	(0.15)	(0.10)

Net asset value, end of period	$13.36	$12.60	$10.04	$8.86

Total return (b)	6.03%	32.80%	15.01%	8.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$312,054	$439,002	$416,272	$498,148
Ratio of expenses to average net assets:
After waivers (a)	0.48%	0.48%	0.48%	0.47%
After waivers and fees paid indirectly (a)	0.48%	0.48%	0.48%	0.47%
Before waivers and fees paid indirectly (a)	0.48%	0.48%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.17%	1.21%	1.36%	1.32%
After waivers and fees paid indirectly (a)	1.17%	1.21%	1.36%	1.32%
Before waivers and fees paid indirectly (a)	1.17%	1.21%	1.36%	1.32%
Portfolio turnover rate (z)	12%	15%	16%	18%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 16.21%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 15.95%.

See Notes to Financial Statements.

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	27.9%
Energy	13.6
Health Care	13.2
Industrials	10.3
Information Technology	8.7
Consumer Staples	6.7
Utilities	6.2
Consumer Discretionary	6.2
Materials	3.3
Telecommunication Services	2.2
Cash and Other	1.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,078.20	$3.81
Hypothetical (5% average return before expenses)	1,000.00	1,021.13	3.70
Class IB
Actual	1,000.00	1,078.40	3.81
Hypothetical (5% average return before expenses)	1,000.00	1,021.13	3.70
Class K
Actual	1,000.00	1,081.80	2.53
Hypothetical (5% average return before expenses)	1,000.00	1,024.79	2.46

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.74%, 0.74% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.2%)
Auto Components (0.4%)
Gentex Corp.	3,100	$90,179
Johnson Controls, Inc.	27,186	1,357,397
Lear Corp.	940	83,961
TRW Automotive Holdings Corp.*	5,815	520,559
Visteon Corp.*	2,700	261,927

		2,314,023

Automobiles (1.2%)
Ford Motor Co.	217,100	3,742,804
General Motors Co.	89,700	3,256,110

		6,998,914

Distributors (0.0%)
Genuine Parts Co.	400	35,120

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc.*	5,000	156,250
DeVry Education Group, Inc.	3,900	165,126
Graham Holdings Co., Class B	232	166,602
Service Corp. International	2,432	50,391

		538,369

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	23,588	888,088
Choice Hotels International, Inc.	1,247	58,746
Darden Restaurants, Inc.	7,400	342,398
Hyatt Hotels Corp., Class A*	2,425	147,877
International Game Technology	13,800	219,558
Marriott International, Inc., Class A	1,400	89,740
MGM Resorts International*	19,116	504,662
Royal Caribbean Cruises Ltd.	9,594	533,427
Starwood Hotels & Resorts Worldwide, Inc.	6,200	501,084
Wendy’s Co.	13,574	115,786

		3,401,366

Household Durables (0.7%)
D.R. Horton, Inc.	15,727	386,570
Garmin Ltd.	7,185	437,566
Jarden Corp.*	5,000	296,750
Leggett & Platt, Inc.	3,962	135,817
Lennar Corp., Class A	10,000	419,800
Mohawk Industries, Inc.*	3,527	487,925
Newell Rubbermaid, Inc.	6,335	196,322
PulteGroup, Inc.	21,200	427,392
Taylor Morrison Home Corp., Class A*	1,800	40,356
Toll Brothers, Inc.*	9,975	368,077
Whirlpool Corp.	3,916	545,186

		3,741,761

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp.*	13,689	401,909

Leisure Products (0.1%)
Hasbro, Inc.	900	47,745
Mattel, Inc.	12,100	471,537

		519,282

Media (1.7%)
CBS Corp. (Non-Voting), Class B	2,666	$165,665
CBS Outdoor Americas, Inc.	1,200	39,216
Comcast Corp., Class A	11,500	617,320
DISH Network Corp., Class A*	3,200	208,256
DreamWorks Animation SKG, Inc., Class A*	3,700	86,062
Gannett Co., Inc.	12,673	396,792
John Wiley & Sons, Inc., Class A	2,800	169,652
Liberty Media Corp.*	5,286	722,490
Live Nation Entertainment, Inc.*	4,000	98,760
Madison Square Garden Co., Class A*	3,500	218,575
News Corp., Class A*	27,805	498,822
Regal Entertainment Group, Class A	3,252	68,617
Starz, Class A*	686	20,436
Thomson Reuters Corp.	19,843	721,491
Time Warner, Inc.	49,345	3,466,486
Twenty-First Century Fox, Inc., Class A	28,020	984,903
Walt Disney Co.	15,663	1,342,946

		9,826,489

Multiline Retail (0.6%)
Big Lots, Inc.*	2,200	100,540
Dillard’s, Inc., Class A	500	58,305
Dollar General Corp.*	4,100	235,176
Family Dollar Stores, Inc.	300	19,842
J.C. Penney Co., Inc.*	12,559	113,659
Kohl’s Corp.	11,041	581,640
Macy’s, Inc.	4,890	283,718
Sears Holdings Corp.*	302	12,068
Target Corp.	31,900	1,848,605

		3,253,553

Specialty Retail (0.7%)
Aaron’s, Inc.	3,267	116,436
Abercrombie & Fitch Co., Class A	3,660	158,295
Ascena Retail Group, Inc.*	5,600	95,760
Bed Bath & Beyond, Inc.*	6,600	378,708
Best Buy Co., Inc.	11,100	344,211
Cabela’s, Inc.*	2,500	156,000
CarMax, Inc.*	3,800	197,638
Chico’s FAS, Inc.	4,800	81,408
CST Brands, Inc.	665	22,942
Dick’s Sporting Goods, Inc.	4,500	209,520
DSW, Inc., Class A	4,200	117,348
Foot Locker, Inc.	7,391	374,872
GameStop Corp., Class A	6,492	262,731
L Brands, Inc.	8,700	510,342
Murphy USA, Inc.*	1,446	70,695
Penske Automotive Group, Inc.	1,300	64,350
Sally Beauty Holdings, Inc.*	2,300	57,684
Signet Jewelers Ltd.	1,371	151,619
Staples, Inc.	38,200	414,088
Urban Outfitters, Inc.*	1,700	57,562

		3,842,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)
PVH Corp.	500	$58,300
Ralph Lauren Corp.	800	128,552

		186,852

Total Consumer Discretionary		35,059,847

Consumer Staples (6.7%)
Beverages (0.1%)
Constellation Brands, Inc., Class A*	450	39,658
Molson Coors Brewing Co., Class B	7,649	567,250

		606,908

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	1,400	161,224
CVS Caremark Corp.	56,075	4,226,373
Rite Aid Corp.*	18,100	129,777
Safeway, Inc.	12,884	442,436
Sysco Corp.	20,400	763,980
Walgreen Co.	13,198	978,368
Wal-Mart Stores, Inc.	79,982	6,004,249
Whole Foods Market, Inc.	11,600	448,108

		13,154,515

Food Products (1.5%)
Archer-Daniels-Midland Co.	33,016	1,456,336
Bunge Ltd.	8,511	643,772
Campbell Soup Co.	3,034	138,988
ConAgra Foods, Inc.	23,535	698,519
Hain Celestial Group, Inc.*	200	17,748
Hillshire Brands Co.	2,400	149,520
Ingredion, Inc.	3,529	264,816
J.M. Smucker Co.	5,419	577,503
Kellogg Co.	1,015	66,685
Mondelez International, Inc., Class A	95,462	3,590,326
Pilgrim’s Pride Corp.*	3,100	84,816
Pinnacle Foods, Inc.	3,000	98,700
Tyson Foods, Inc., Class A	14,124	530,215

		8,317,944

Household Products (2.2%)
Clorox Co.	1,104	100,905
Colgate-Palmolive Co.	5,400	368,172
Energizer Holdings, Inc.	3,594	438,576
Kimberly-Clark Corp.	3,805	423,192
Procter & Gamble Co.	142,671	11,212,514

		12,543,359

Personal Products (0.0%)
Avon Products, Inc.	14,400	210,384
Coty, Inc., Class A	1,000	17,130

		227,514

Tobacco (0.6%)
Altria Group, Inc.	6,000	251,640
Philip Morris International, Inc.	36,300	3,060,453
Reynolds American, Inc.	4,396	265,299

		3,577,392

Total Consumer Staples		38,427,632

Energy (13.6%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	2,377	$124,745
Baker Hughes, Inc.	22,349	1,663,883
Cameron International Corp.*	4,408	298,466
Diamond Offshore Drilling, Inc.	3,725	184,872
Frank’s International N.V.	1,000	24,600
Helmerich & Payne, Inc.	1,756	203,889
Nabors Industries Ltd.	16,253	477,351
National Oilwell Varco, Inc.	21,949	1,807,500
Oil States International, Inc.*	2,650	169,838
Patterson-UTI Energy, Inc.	3,957	138,257
Rowan Cos., plc, Class A	6,728	214,825
Seadrill Ltd.	13,900	555,305
Superior Energy Services, Inc.	9,000	325,260
Tidewater, Inc.	3,139	176,255
Unit Corp.*	2,577	177,375

		6,542,421

Oil, Gas & Consumable Fuels (12.5%)
Anadarko Petroleum Corp.	26,186	2,866,581
Apache Corp.	21,558	2,169,166
Chesapeake Energy Corp.	22,697	705,423
Chevron Corp.	106,407	13,891,434
Cimarex Energy Co.	4,300	616,878
Cobalt International Energy, Inc.*	1,146	21,029
ConocoPhillips Co.	68,670	5,887,079
CONSOL Energy, Inc.	13,400	617,338
CVR Energy, Inc.	500	24,095
Denbury Resources, Inc.	20,184	372,597
Devon Energy Corp.	22,835	1,813,099
Energen Corp.	3,940	350,187
EP Energy Corp., Class A*	1,000	23,050
EQT Corp.	705	75,365
Exxon Mobil Corp.	240,099	24,173,167
Golar LNG Ltd.	2,200	132,220
Gulfport Energy Corp.*	700	43,960
Hess Corp.	15,518	1,534,575
HollyFrontier Corp.	9,100	397,579
Kinder Morgan, Inc.	26,600	964,516
Marathon Oil Corp.	37,848	1,510,892
Marathon Petroleum Corp.	3,574	279,022
Murphy Oil Corp.	10,187	677,232
Newfield Exploration Co.*	7,370	325,754
Noble Energy, Inc.	5,758	446,015
Occidental Petroleum Corp.	43,910	4,506,483
ONEOK, Inc.	5,500	374,440
PBF Energy, Inc., Class A	1,100	29,315
Peabody Energy Corp.	14,400	235,440
Phillips 66	18,635	1,498,813
QEP Resources, Inc.	8,654	298,563
Rice Energy, Inc.*	200	6,090
SandRidge Energy, Inc.*	29,600	211,640
Spectra Energy Corp.	37,607	1,597,545
Teekay Corp.	1,333	82,979
Tesoro Corp.	4,152	243,598
Ultra Petroleum Corp.*	6,000	178,140
Valero Energy Corp.	22,686	1,136,569
Whiting Petroleum Corp.*	6,400	513,600
World Fuel Services Corp.	3,000	147,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
WPX Energy, Inc.*	10,701	$255,861

		71,235,019

Total Energy		77,777,440

Financials (27.9%)
Banks (10.8%)
Associated Banc-Corp.	9,702	175,412
Bank of America Corp.	587,972	9,037,130
Bank of Hawaii Corp.	2,524	148,134
BankUnited, Inc.	5,700	190,836
BB&T Corp.	39,433	1,554,843
BOK Financial Corp.	1,396	92,974
CIT Group, Inc.	10,812	494,757
Citigroup, Inc.	169,842	7,999,558
City National Corp./California	2,487	188,415
Comerica, Inc.	10,305	516,899
Commerce Bancshares, Inc./Missouri	4,279	198,973
Cullen/Frost Bankers, Inc.	3,147	249,935
East West Bancorp, Inc.	7,534	263,615
Fifth Third Bancorp	47,588	1,016,004
First Horizon National Corp.	12,884	152,804
First Niagara Financial Group, Inc.	22,058	192,787
First Republic Bank/California	7,700	423,423
Fulton Financial Corp.	11,995	148,618
Huntington Bancshares, Inc./Ohio	48,925	466,745
JPMorgan Chase & Co.	211,604	12,192,622
KeyCorp	49,412	708,074
M&T Bank Corp.	7,444	923,428
PacWest Bancorp	5,700	246,069
PNC Financial Services Group, Inc.	29,989	2,670,520
Popular, Inc.*	5,332	182,248
Regions Financial Corp.	77,068	818,462
Signature Bank/New York*	200	25,236
SunTrust Banks, Inc./Georgia	29,774	1,192,746
SVB Financial Group*	2,800	326,536
Synovus Financial Corp.	7,791	189,945
TCF Financial Corp.	8,749	143,221
U.S. Bancorp/Minnesota	96,050	4,160,886
Wells Fargo & Co.	267,034	14,035,307
Zions Bancorp	10,368	305,545

		61,632,707

Capital Markets (3.1%)
Ameriprise Financial, Inc.	6,910	829,200
Bank of New York Mellon Corp.	63,799	2,391,187
BlackRock, Inc.	4,364	1,394,734
Charles Schwab Corp.	53,400	1,438,062
E*TRADE Financial Corp.*	16,122	342,754
Federated Investors, Inc., Class B	1,607	49,689
Franklin Resources, Inc.	4,100	237,144
Goldman Sachs Group, Inc.	25,027	4,190,521
Invesco Ltd.	20,531	775,045
Legg Mason, Inc.	3,526	180,919
Morgan Stanley	86,167	2,785,779
Northern Trust Corp.	13,481	865,615
Raymond James Financial, Inc.	6,792	344,558
SEI Investments Co.	700	22,939
State Street Corp.	24,228	$1,629,575
TD Ameritrade Holding Corp.	1,900	59,565

		17,537,286

Consumer Finance (0.9%)
Ally Financial, Inc.*	1,600	38,256
Capital One Financial Corp.	31,930	2,637,418
Discover Financial Services	26,119	1,618,856
Navient Corp.	25,289	447,868
Santander Consumer USA Holdings, Inc.	4,600	89,424
SLM Corp.	15,589	129,544

		4,961,366

Diversified Financial Services (2.8%)
Berkshire Hathaway, Inc., Class B*	101,998	12,908,867
CME Group, Inc./Illinois	17,900	1,270,005
Interactive Brokers Group, Inc., Class A	2,519	58,667
Intercontinental Exchange, Inc.	3,717	702,141
Leucadia National Corp.	17,213	451,325
MSCI, Inc.*	4,200	192,570
NASDAQ OMX Group, Inc.	5,874	226,854
Voya Financial, Inc.	8,000	290,720

		16,101,149

Insurance (5.6%)
ACE Ltd.	18,858	1,955,575
Aflac, Inc.	25,415	1,582,084
Alleghany Corp.*	980	429,358
Allied World Assurance Co. Holdings AG	5,463	207,703
Allstate Corp.	24,488	1,437,935
American Financial Group, Inc./Ohio	3,791	225,792
American International Group, Inc.	80,906	4,415,849
American National Insurance Co.	282	32,204
Aon plc	3,807	342,973
Arch Capital Group Ltd.*	7,201	413,625
Arthur J. Gallagher & Co.	500	23,300
Aspen Insurance Holdings Ltd.	3,401	154,473
Assurant, Inc.	4,061	266,199
Assured Guaranty Ltd.	9,554	234,073
Axis Capital Holdings Ltd.	6,006	265,946
Brown & Brown, Inc.	6,385	196,083
Chubb Corp.	13,706	1,263,282
Cincinnati Financial Corp.	9,756	468,678
CNA Financial Corp.	1,660	67,097
Endurance Specialty Holdings Ltd.	2,504	129,181
Everest Reinsurance Group Ltd.	2,712	435,249
Fidelity National Financial, Inc., Class A	14,938	489,369
Genworth Financial, Inc., Class A*	27,334	475,612
Hanover Insurance Group, Inc.	2,459	155,286
Hartford Financial Services Group, Inc.	25,099	898,795
HCC Insurance Holdings, Inc.	6,058	296,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln National Corp.	15,214	$782,608
Loews Corp.	18,185	800,322
Markel Corp.*	795	521,234
Marsh & McLennan Cos., Inc.	10,043	520,428
MBIA, Inc.*	7,145	78,881
Mercury General Corp.	1,274	59,929
MetLife, Inc.	52,330	2,907,455
Old Republic International Corp.	15,384	254,451
PartnerReinsurance Ltd.	2,893	315,945
Principal Financial Group, Inc.	16,484	832,112
ProAssurance Corp.	3,400	150,960
Progressive Corp.	33,085	839,036
Protective Life Corp.	4,643	321,899
Prudential Financial, Inc.	25,711	2,282,365
Reinsurance Group of America, Inc.	2,803	221,157
RenaissanceReinsurance Holdings Ltd.	2,251	240,857
StanCorp Financial Group, Inc.	2,368	151,552
Torchmark Corp.	4,908	402,063
Travelers Cos., Inc.	19,475	1,832,013
Unum Group	14,789	514,066
Validus Holdings Ltd.	4,527	173,113
W. R. Berkley Corp.	5,464	253,038
White Mountains Insurance Group Ltd.	396	240,942
XL Group plc	15,745	515,334

		32,073,960

Real Estate Investment Trusts (REITs) (4.4%)
Alexandria Real Estate Equities, Inc. (REIT)	4,042	313,821
American Campus Communities, Inc. (REIT)	6,600	252,384
American Capital Agency Corp. (REIT)	20,700	484,587
American Homes 4 Rent (REIT), Class A	7,800	138,528
American Realty Capital Properties, Inc. (REIT)	50,800	636,524
Annaly Capital Management, Inc. (REIT)	52,395	598,875
Apartment Investment & Management Co. (REIT), Class A	3,364	108,556
AvalonBay Communities, Inc. (REIT)	7,357	1,046,092
BioMed Realty Trust, Inc. (REIT)	10,600	231,398
Boston Properties, Inc. (REIT)	7,529	889,777
Brandywine Realty Trust (REIT)	8,353	130,307
Brixmor Property Group, Inc. (REIT)	2,100	48,195
Camden Property Trust (REIT)	4,788	340,666
CBL & Associates Properties, Inc. (REIT)	9,300	176,700
Chimera Investment Corp. (REIT)	63,294	201,908
Columbia Property Trust, Inc. (REIT)	5,900	153,459
CommonWealth REIT (REIT)	6,817	179,423
Corporate Office Properties Trust/Maryland (REIT)	5,267	146,475
Corrections Corp. of America (REIT)	6,534	$214,642
DDR Corp. (REIT)	17,412	306,973
Digital Realty Trust, Inc. (REIT)	7,600	443,232
Douglas Emmett, Inc. (REIT)	8,149	229,965
Duke Realty Corp. (REIT)	18,102	328,732
Equity Lifestyle Properties, Inc. (REIT)	1,200	52,992
Equity Residential (REIT)	20,409	1,285,767
Essex Property Trust, Inc. (REIT)	3,380	624,996
Federal Realty Investment Trust (REIT)	1,188	143,653
Gaming and Leisure Properties, Inc. (REIT)	4,946	168,016
General Growth Properties, Inc. (REIT)	31,659	745,886
HCP, Inc. (REIT)	26,091	1,079,646
Health Care REIT, Inc. (REIT)	8,070	505,747
Healthcare Trust of America, Inc. (REIT), Class A	11,700	140,868
Home Properties, Inc. (REIT)	3,000	191,880
Hospitality Properties Trust (REIT)	8,091	245,966
Host Hotels & Resorts, Inc. (REIT)	41,890	921,999
Kilroy Realty Corp. (REIT)	4,400	274,032
Kimco Realty Corp. (REIT)	24,233	556,874
Liberty Property Trust (REIT)	7,122	270,137
Macerich Co. (REIT)	7,770	518,647
MFA Financial, Inc. (REIT)	18,600	152,706
Mid-America Apartment Communities, Inc. (REIT)	4,000	292,200
National Retail Properties, Inc. (REIT)	7,500	278,925
NorthStar Realty Finance Corp. (REIT)	16,100	279,818
Omega Healthcare Investors, Inc. (REIT)	4,700	173,242
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,330	157,770
Plum Creek Timber Co., Inc. (REIT)	5,100	230,010
Post Properties, Inc. (REIT)	2,800	149,688
Prologis, Inc. (REIT)	28,486	1,170,490
Public Storage (REIT)	500	85,675
Rayonier, Inc. (REIT)	6,200	220,410
Realty Income Corp. (REIT)	12,626	560,847
Regency Centers Corp. (REIT)	5,125	285,360
Retail Properties of America, Inc. (REIT), Class A	13,200	203,016
Senior Housing Properties Trust (REIT)	11,279	273,967
Simon Property Group, Inc. (REIT)	4,484	745,599
SL Green Realty Corp. (REIT)	5,270	576,591
Spirit Realty Capital, Inc. (REIT)	22,300	253,328
Tanger Factory Outlet Centers, Inc. (REIT)	1,900	66,443
Taubman Centers, Inc. (REIT)	201	15,238
Two Harbors Investment Corp. (REIT)	20,600	215,888
UDR, Inc. (REIT)	14,012	401,164

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Ventas, Inc. (REIT)	8,636	$553,568
Vornado Realty Trust (REIT)	8,156	870,490
Washington Prime Group, Inc. (REIT)*	8,642	161,951
Weingarten Realty Investors (REIT)	7,702	252,934
Weyerhaeuser Co. (REIT)	29,300	969,537
WP Carey, Inc. (REIT)	5,600	360,640

		25,285,820

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	8,460	168,100
Howard Hughes Corp.*	1,147	181,031
Jones Lang LaSalle, Inc.	1,800	227,502
Realogy Holdings Corp.*	4,600	173,466

		750,099

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	28,344	278,622
New York Community Bancorp, Inc.	26,695	426,586
People’s United Financial, Inc.	17,010	258,042
TFS Financial Corp.*	4,043	57,653

		1,020,903

Total Financials		159,363,290

Health Care (13.2%)
Biotechnology (0.1%)
Alkermes plc*	1,200	60,396
Alnylam Pharmaceuticals, Inc.*	600	37,902
Amgen, Inc.	2,200	260,414

		358,712

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	83,934	3,432,900
Alere, Inc.*	4,576	171,234
Boston Scientific Corp.*	66,945	854,888
CareFusion Corp.*	12,052	534,506
Cooper Cos., Inc.	626	84,842
Covidien plc	25,200	2,272,536
DENTSPLY International, Inc.	5,800	274,630
Hill-Rom Holdings, Inc.	3,805	157,945
Hologic, Inc.*	9,128	231,395
Intuitive Surgical, Inc.*	200	82,360
Medtronic, Inc.	55,843	3,560,550
Sirona Dental Systems, Inc.*	1,200	98,952
St. Jude Medical, Inc.	5,800	401,650
Stryker Corp.	7,700	649,264
Teleflex, Inc.	2,272	239,923
Zimmer Holdings, Inc.	8,659	899,324

		13,946,899

Health Care Providers & Services (2.7%)
Aetna, Inc.	13,997	1,134,877
Cardinal Health, Inc.	17,478	1,198,292
Cigna Corp.	13,823	1,271,301
Community Health Systems, Inc.*	6,481	294,043
DaVita HealthCare Partners, Inc.*	6,500	470,080
Express Scripts Holding Co.*	5,800	402,114
HCA Holdings, Inc.*	16,500	$930,270
Health Net, Inc.*	5,141	213,557
Humana, Inc.	8,632	1,102,479
Laboratory Corp. of America Holdings*	2,900	296,960
LifePoint Hospitals, Inc.*	2,333	144,879
MEDNAX, Inc.*	1,800	104,670
Omnicare, Inc.	5,823	387,637
Patterson Cos., Inc.	4,400	173,844
Quest Diagnostics, Inc.	8,110	475,976
UnitedHealth Group, Inc.	54,792	4,479,246
Universal Health Services, Inc., Class B	3,900	373,464
VCA, Inc.*	5,100	178,959
WellPoint, Inc.	15,626	1,681,514

		15,314,162

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	6,300	101,115

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	16,000	919,040
Bio-Rad Laboratories, Inc., Class A*	1,110	132,878
Charles River Laboratories International, Inc.*	1,400	74,928
Covance, Inc.*	300	25,674
PerkinElmer, Inc.	5,115	239,587
QIAGEN N.V.*	13,200	322,740
Quintiles Transnational Holdings, Inc.*	1,700	90,593
Techne Corp.	1,000	92,570
Thermo Fisher Scientific, Inc.	13,295	1,568,810

		3,466,820

Pharmaceuticals (7.4%)
Bristol-Myers Squibb Co.	59,574	2,889,935
Eli Lilly and Co.	55,045	3,422,148
Forest Laboratories, Inc.*	15,106	1,495,494
Hospira, Inc.*	9,900	508,563
Johnson & Johnson	133,302	13,946,055
Mallinckrodt plc*	1,725	138,034
Merck & Co., Inc.	140,472	8,126,305
Perrigo Co. plc	5,800	845,408
Pfizer, Inc.	356,600	10,583,888

		41,955,830

Total Health Care		75,143,538

Industrials (10.3%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc.	1,952	261,412
Exelis, Inc.	10,013	170,021
General Dynamics Corp.	16,903	1,970,045
Huntington Ingalls Industries, Inc.	400	37,836
L-3 Communications Holdings, Inc.	4,780	577,185
Northrop Grumman Corp.	11,977	1,432,808
Raytheon Co.	17,532	1,617,327
Rockwell Collins, Inc.	800	62,512
Spirit AeroSystems Holdings, Inc., Class A*	499	16,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	16,239	$621,791
Triumph Group, Inc.	2,100	146,622
United Technologies Corp.	45,500	5,252,975

		12,167,350

Air Freight & Logistics (0.3%)
FedEx Corp.	9,435	1,428,270

Airlines (0.3%)
Alaska Air Group, Inc.	300	28,515
Copa Holdings S.A., Class A	400	57,028
Delta Air Lines, Inc.	44,900	1,738,528
Southwest Airlines Co.	4,249	114,128

		1,938,199

Building Products (0.1%)
A.O. Smith Corp.	2,300	114,034
Fortune Brands Home & Security, Inc.	5,447	217,499
Owens Corning, Inc.	6,468	250,182

		581,715

Commercial Services & Supplies (0.5%)
ADT Corp.	10,362	362,048
Cintas Corp.	1,082	68,750
Clean Harbors, Inc.*	900	57,825
Covanta Holding Corp.	3,604	74,278
Iron Mountain, Inc.	837	29,672
KAR Auction Services, Inc.	4,662	148,578
Pitney Bowes, Inc.	5,884	162,516
R.R. Donnelley & Sons Co.	10,053	170,499
Republic Services, Inc.	14,832	563,171
Tyco International Ltd.	2,800	127,680
Waste Connections, Inc.	2,770	134,484
Waste Management, Inc.	23,349	1,044,401

		2,943,902

Construction & Engineering (0.3%)
AECOM Technology Corp.*	5,188	167,054
Fluor Corp.	3,900	299,910
Jacobs Engineering Group, Inc.*	7,878	419,740
KBR, Inc.	8,182	195,141
Quanta Services, Inc.*	9,264	320,349
URS Corp.	4,317	197,934

		1,600,128

Electrical Equipment (0.6%)
Babcock & Wilcox Co.	6,200	201,252
Eaton Corp. plc	26,874	2,074,135
Emerson Electric Co.	10,300	683,508
Hubbell, Inc., Class B	2,790	343,589
Regal-Beloit Corp.	2,452	192,629

		3,495,113

Industrial Conglomerates (3.1%)
Carlisle Cos., Inc.	3,529	305,682
Danaher Corp.	26,000	2,046,980
General Electric Co.	560,654	14,733,987
Roper Industries, Inc.	3,100	452,631

		17,539,280

Machinery (1.9%)
AGCO Corp.	5,321	$299,147
Caterpillar, Inc.	27,500	2,988,425
Crane Co.	1,741	129,461
Deere & Co.	15,900	1,439,745
Donaldson Co., Inc.	600	25,392
Dover Corp.	2,823	256,752
IDEX Corp.	260	20,992
Ingersoll-Rand plc	13,831	864,576
ITT Corp.	4,000	192,400
Joy Global, Inc.	5,500	338,690
Kennametal, Inc.	4,808	222,514
Lincoln Electric Holdings, Inc.	3,000	209,640
Navistar International Corp.*	2,900	108,692
Oshkosh Corp.	4,800	266,544
PACCAR, Inc.	1,700	106,811
Parker Hannifin Corp.	3,866	486,072
Pentair plc	10,036	723,796
Snap-on, Inc.	3,090	366,227
SPX Corp.	2,659	287,730
Stanley Black & Decker, Inc.	7,768	682,186
Terex Corp.	5,968	245,285
Timken Co.	4,266	289,406
Trinity Industries, Inc.	2,006	87,702
Valmont Industries, Inc.	1,400	212,730
Xylem, Inc.	2,813	109,932

		10,960,847

Professional Services (0.2%)
Dun & Bradstreet Corp.	1,300	143,260
Equifax, Inc.	3,200	232,128
Manpowergroup, Inc.	4,367	370,540
Nielsen N.V.	4,030	195,092
Towers Watson & Co., Class A	3,820	398,159

		1,339,179

Road & Rail (0.7%)
Amerco, Inc.	200	58,152
Con-way, Inc.	3,195	161,060
CSX Corp.	56,200	1,731,522
Genesee & Wyoming, Inc., Class A*	1,300	136,500
Kansas City Southern	1,400	150,514
Norfolk Southern Corp.	13,601	1,401,311
Ryder System, Inc.	2,909	256,254

		3,895,313

Trading Companies & Distributors (0.2%)
Air Lease Corp.	5,300	204,474
GATX Corp.	2,577	172,504
MRC Global, Inc.*	2,400	67,896
NOW, Inc.*	6,112	221,316
WESCO International, Inc.*	2,392	206,621

		872,811

Total Industrials		58,762,107

Information Technology (8.7%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.	24,608	226,394
Cisco Systems, Inc.	286,400	7,117,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
EchoStar Corp., Class A*	2,059	$109,003
Harris Corp.	5,100	386,325
JDS Uniphase Corp.*	12,900	160,863
Juniper Networks, Inc.*	20,700	507,978
Motorola Solutions, Inc.	9,700	645,729

		9,153,332

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	5,795	350,076
Avnet, Inc.	6,158	272,861
AVX Corp.	1,997	26,520
Corning, Inc.	56,167	1,232,866
Dolby Laboratories, Inc., Class A*	2,700	116,640
FLIR Systems, Inc.	2,200	76,406
Ingram Micro, Inc., Class A*	8,079	235,988
Jabil Circuit, Inc.	11,418	238,636
Knowles Corp.*	4,761	146,353
Tech Data Corp.*	2,003	125,227
Vishay Intertechnology, Inc.	7,008	108,554

		2,930,127

Internet Software & Services (0.4%)
AOL, Inc.*	3,947	157,051
IAC/InterActiveCorp	2,400	166,152
Yahoo!, Inc.*	56,282	1,977,187

		2,300,390

IT Services (0.6%)
Amdocs Ltd.	8,971	415,626
Booz Allen Hamilton Holding Corp.	700	14,868
Computer Sciences Corp.	7,641	482,911
CoreLogic, Inc.*	5,035	152,863
DST Systems, Inc.	300	27,651
Fidelity National Information Services, Inc.	14,052	769,206
Genpact Ltd.*	8,000	140,240
Leidos Holdings, Inc.	3,750	143,775
Paychex, Inc.	1,700	70,652
Teradata Corp.*	1,900	76,380
Total System Services, Inc.	1,856	58,297
Xerox Corp.	65,300	812,332

		3,164,801

Semiconductors & Semiconductor Equipment (2.3%)
Altera Corp.	11,000	382,360
Analog Devices, Inc.	9,600	519,072
Applied Materials, Inc.	22,600	509,630
Broadcom Corp., Class A	29,900	1,109,888
Cree, Inc.*	3,100	154,845
First Solar, Inc.*	3,800	270,028
Freescale Semiconductor Ltd.*	1,600	37,600
Intel Corp.	254,611	7,867,480
KLA-Tencor Corp.	856	62,180
Lam Research Corp.	6,620	447,380
Marvell Technology Group Ltd.	22,100	316,693
Maxim Integrated Products, Inc.	1,300	43,953
Micron Technology, Inc.*	7,329	241,490
NVIDIA Corp.	26,100	483,894
ON Semiconductor Corp.*	12,000	109,680
SunEdison, Inc.*	10,200	230,520
SunPower Corp.*	2,300	$94,254
Teradyne, Inc.	9,700	190,120

		13,071,067

Software (1.7%)
Activision Blizzard, Inc.	9,398	209,575
ANSYS, Inc.*	4,000	303,280
Autodesk, Inc.*	2,400	135,312
CA, Inc.	18,158	521,861
Citrix Systems, Inc.*	900	56,295
Electronic Arts, Inc.*	3,600	129,132
FireEye, Inc.*	200	8,110
Informatica Corp.*	600	21,390
MICROS Systems, Inc.*	1,100	74,690
Microsoft Corp.	163,000	6,797,100
Nuance Communications, Inc.*	15,900	298,443
Rovi Corp.*	4,300	103,028
Symantec Corp.	38,700	886,230
Synopsys, Inc.*	8,586	333,309
Zynga, Inc., Class A*	35,800	114,918

		9,992,673

Technology Hardware, Storage & Peripherals (1.6%)
EMC Corp.	103,100	2,715,654
Hewlett-Packard Co.	106,000	3,570,080
Lexmark International, Inc., Class A	3,377	162,636
NCR Corp.*	8,500	298,265
NetApp, Inc.	11,800	430,936
SanDisk Corp.	6,600	689,238
Stratasys Ltd.*	900	102,267
Western Digital Corp.	12,148	1,121,261

		9,090,337

Total Information Technology		49,702,727

Materials (3.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	11,700	1,504,854
Albemarle Corp.	2,800	200,200
Ashland, Inc.	4,617	502,052
Cabot Corp.	3,535	204,995
Celanese Corp.	8,000	514,240
CF Industries Holdings, Inc.	2,879	692,486
Cytec Industries, Inc.	1,791	188,807
Dow Chemical Co.	56,510	2,908,005
E.I. du Pont de Nemours & Co.	2,900	189,776
Eastman Chemical Co.	800	69,880
Huntsman Corp.	3,401	95,568
Mosaic Co.	18,700	924,715
Rayonier Advanced Materials, Inc.*	2,067	80,082
Rockwood Holdings, Inc.	3,800	288,762
RPM International, Inc.	438	20,227
Sigma-Aldrich Corp.	3,600	365,328
W.R. Grace & Co.*	500	47,265
Westlake Chemical Corp.	200	16,752

		8,813,994

Construction Materials (0.1%)
Vulcan Materials Co.	7,182	457,853

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.3%)
AptarGroup, Inc.	2,799	$187,561
Avery Dennison Corp.	3,481	178,401
Bemis Co., Inc.	5,671	230,583
Greif, Inc., Class A	1,522	83,040
MeadWestvaco Corp.	9,487	419,895
Owens-Illinois, Inc.*	3,518	121,864
Rock-Tenn Co., Class A	4,000	422,360
Sonoco Products Co.	6,182	271,575

		1,915,279

Metals & Mining (1.1%)
Alcoa, Inc.	65,881	980,968
Allegheny Technologies, Inc.	5,800	261,580
Carpenter Technology Corp.	2,400	151,800
Cliffs Natural Resources, Inc.	8,100	121,905
Freeport-McMoRan Copper & Gold, Inc.	58,100	2,120,650
Newmont Mining Corp.	28,000	712,320
Nucor Corp.	18,320	902,260
Reliance Steel & Aluminum Co.	4,309	317,616
Royal Gold, Inc.	3,600	274,032
Steel Dynamics, Inc.	13,301	238,753
Tahoe Resources, Inc.*	4,500	117,900
United States Steel Corp.	7,524	195,925

		6,395,709

Paper & Forest Products (0.2%)
Domtar Corp.	3,746	160,516
International Paper Co.	20,475	1,033,373

		1,193,889

Total Materials		18,776,724

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	290,162	10,260,128
CenturyLink, Inc.	30,108	1,089,909
Frontier Communications Corp.	58,433	341,249
Level 3 Communications, Inc.*	690	30,298
Windstream Holdings, Inc.	1,710	17,032

		11,738,616

Wireless Telecommunication Services (0.2%)
Sprint Corp.*	42,111	359,207
Telephone & Data Systems, Inc.	5,246	136,973
T-Mobile US, Inc.*	14,800	497,576
U.S. Cellular Corp.*	471	19,217

		1,012,973

Total Telecommunication Services		12,751,589

Utilities (6.2%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	27,354	1,525,533
Duke Energy Corp.	39,793	2,952,243
Edison International	18,276	1,062,018
Entergy Corp.	10,269	842,982
Exelon Corp.	48,053	1,752,974
FirstEnergy Corp.	24,463	849,355
Great Plains Energy, Inc.	8,635	232,023
Hawaiian Electric Industries, Inc.	5,104	129,233
NextEra Energy, Inc.	24,084	2,468,128
Northeast Utilities	17,767	$839,846
OGE Energy Corp.	11,184	437,071
Pepco Holdings, Inc.	14,042	385,874
Pinnacle West Capital Corp.	6,651	384,694
PPL Corp.	35,774	1,271,050
Southern Co.	49,396	2,241,591
Westar Energy, Inc.	7,128	272,218
Xcel Energy, Inc.	28,919	932,059

		18,578,892

Gas Utilities (0.3%)
AGL Resources, Inc.	6,708	369,141
Atmos Energy Corp.	5,627	300,482
National Fuel Gas Co.	4,344	340,135
Questar Corp.	9,754	241,899
UGI Corp.	6,958	351,379

		1,603,036

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	40,586	631,112
Calpine Corp.*	18,947	451,128
NRG Energy, Inc.	18,594	691,697

		1,773,937

Multi-Utilities (2.2%)
Alliant Energy Corp.	6,243	379,949
Ameren Corp.	14,225	581,518
CenterPoint Energy, Inc.	24,482	625,270
CMS Energy Corp.	15,370	478,776
Consolidated Edison, Inc.	16,877	974,478
Dominion Resources, Inc.	30,521	2,182,862
DTE Energy Co.	9,801	763,204
Integrys Energy Group, Inc.	4,370	310,838
MDU Resources Group, Inc.	11,446	401,755
NiSource, Inc.	17,872	703,084
PG&E Corp.	26,209	1,258,556
Public Service Enterprise Group, Inc.	28,258	1,152,644
SCANA Corp.	7,894	424,776
Sempra Energy	13,759	1,440,705
TECO Energy, Inc.	13,413	247,872
Vectren Corp.	4,314	183,345
Wisconsin Energy Corp.	13,106	614,934

		12,724,566

Water Utilities (0.1%)
American Water Works Co., Inc.	10,383	513,439
Aqua America, Inc.	9,871	258,818

		772,257

Total Utilities		35,452,688

Total Common Stocks (98.3%) (Cost $405,800,245)		561,217,582

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (0.1%)
U.S. Treasury Bills 0.02%, 8/7/14#(p)	$785,000	784,980

Total Government Securities		784,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
Total Short-Term Investments (0.1%) (Cost $784,992)		$784,980

Total Investments (98.4%) (Cost $406,585,237)		562,002,562
Other Assets Less Liabilities (1.6%)		9,137,080

Net Assets (100%)		$571,139,642

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $784,980.
(p)	Yield to maturity.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	3	September-14	$322,681	$327,120	$4,439
S&P 500 E-Mini Index	99	September-14	9,520,063	9,664,380	144,317
S&P MidCap 400 E-Mini Index	3	September-14	420,770	428,790	8,020

					$156,776

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,059,847	$—	$—	$35,059,847
Consumer Staples	38,427,632	—	—	38,427,632
Energy	77,777,440	—	—	77,777,440
Financials	159,363,290	—	—	159,363,290
Health Care	75,143,538	—	—	75,143,538
Industrials	58,762,107	—	—	58,762,107
Information Technology	49,702,727	—	—	49,702,727
Materials	18,776,724	—	—	18,776,724
Telecommunication Services	12,751,589	—	—	12,751,589
Utilities	35,452,688	—	—	35,452,688
Futures	156,776	—	—	156,776
Short-Term Investments	—	784,980	—	784,980

Total Assets	$561,374,358	$784,980	$—	$562,159,338

Total Liabilities	$—	$—	$—	$—

Total	$561,374,358	$784,980	$—	$562,159,338

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	156,776	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$156,776

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	638,604	—	—	638,604
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$638,604	$—	$—	$638,604

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(89,799)	—	—	(89,799)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(89,799)	$—	$—	$(89,799)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $7,468,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$156,776	(c)	$—	$—	$156,776

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$95,932,807
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$71,860,691

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,936,120
Aggregate gross unrealized depreciation	(3,224,955)

Net unrealized appreciation	$151,711,165

Federal income tax cost of investments	$410,291,397

The Portfolio has a net capital loss carryforward of $41,556,136 of which $35,726,390 expires in the year 2016 and $5,829,746 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $406,585,237)	$562,002,562
Cash	9,535,768
Receivable for securities sold	60,068,338
Dividends, interest and other receivables	703,935
Receivable from Separate Accounts for Trust shares sold	217,690
Due from broker for futures variation margin	4,320
Other assets	5,753

Total assets	632,538,366

LIABILITIES
Payable for securities purchased	60,675,965
Payable to Separate Accounts for Trust shares redeemed	315,974
Investment management fees payable	162,874
Distribution fees payable – Class IB	106,542
Administrative fees payable	62,065
Distribution fees payable – Class IA	9,796
Trustees’ fees payable	1,251
Accrued expenses	64,257

Total liabilities	61,398,724

NET ASSETS	$571,139,642

Net assets were comprised of:
Paid in capital	$438,908,786
Accumulated undistributed net investment income (loss)	4,354,562
Accumulated undistributed net realized gain (loss) on investments and futures	(27,697,807)
Net unrealized appreciation (depreciation) on investments and futures	155,574,101

Net assets	$571,139,642

Class IA
Net asset value, offering and redemption price per share, $48,776,030 / 5,896,530 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.27

Class IB
Net asset value, offering and redemption price per share, $522,363,438 / 63,327,707 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.25

Class K
Net asset value, offering and redemption price per share, $174 / 21 shares outstanding (unlimited amount authorized: $0.01 par value)†	$8.33

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,771 foreign withholding tax)	$5,999,159
Interest	3,410

Total income	6,002,569

EXPENSES
Investment management fees	903,920
Distribution fees – Class IB	592,372
Administrative fees	276,756
Distribution fees – Class IA	53,286
Printing and mailing expenses	25,905
Custodian fees	25,026
Professional fees	19,955
Trustees’ fees	6,864
Miscellaneous	5,269

Total expenses	1,909,353

NET INVESTMENT INCOME (LOSS)	4,093,216

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	17,442,352
Futures	638,604

Net realized gain (loss)	18,080,956

Change in unrealized appreciation (depreciation) on:
Investments	18,452,471
Futures	(89,799)

Net change in unrealized appreciation (depreciation)	18,362,672

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,443,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,536,844

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,093,216	$7,057,481
Net realized gain (loss) on investments and futures	18,080,956	18,323,017
Net change in unrealized appreciation (depreciation) on investments and futures	18,362,672	90,599,856

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,536,844	115,980,354

DIVIDENDS:
Dividends from net investment income
Class IA	—	(586,916)
Class IB	—	(6,418,418)
Class K	—	(3)

TOTAL DIVIDENDS	—	(7,005,337)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,096,536 and 1,047,141 shares, respectively ]	8,617,938	7,179,281
Capital shares issued in reinvestment of dividends [ 0 and 77,982 shares, respectively ]	—	586,916
Capital shares repurchased [ (725,771) and (1,034,541) shares, respectively ]	(5,608,770)	(7,130,494)

Total Class IA transactions	3,009,168	635,703

Class IB
Capital shares sold [ 7,176,867 and 18,310,442 shares, respectively ]	56,422,678	125,880,479
Capital shares issued in reinvestment of dividends [ 0 and 855,221 shares, respectively ]	—	6,418,418
Capital shares repurchased [ (4,578,212) and (12,082,005) shares, respectively ]	(35,583,464)	(83,468,008)

Total Class IB transactions	20,839,214	48,830,889

Class K
Capital shares issued in reinvestment of dividends [ 0 and 0 shares, respectively ]	—	3
Capital shares repurchased [ 0 and (2,148) shares, respectively ]	—	(13,632)

Total Class K transactions	—	(13,629)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	23,848,382	49,452,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,385,226	158,427,980
NET ASSETS:
Beginning of period	506,754,416	348,326,436

End of period (a)	$571,139,642	$506,754,416

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,354,562	$261,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010		2009
Net asset value, beginning of period	$7.67	$5.91	$5.17	$5.27	$4.66		$4.25

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.11 (e)	0.11 (e)	0.11 (e)	0.10	(e)	0.09	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.54	1.76	0.75	(0.12)	0.60		0.73

Total from investment operations	0.60	1.87	0.86	(0.01)	0.70		0.82

Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.09)	(0.09)		(0.41)

Net asset value, end of period	$8.27	$7.67	$5.91	$5.17	$5.27		$4.66

Total return (b)	7.82%	31.63%	16.56%	(0.15)%	14.99%		19.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,776	$42,374	$32,126	$30,104	$3,945		$1,746
Ratio of expenses to average net assets:
After waivers (a)	0.74%	0.75%	0.75%	0.50%	0.57%		0.50%
After waivers and fees paid indirectly (a)	0.74%	0.74%	0.75%	0.49%	0.56%		0.49%
Before waivers and fees paid indirectly (a)	0.74%	0.75%	0.75%	0.50%	0.57%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.58%	1.61%	1.93%	2.06%	2.05%		2.03%
After waivers and fees paid indirectly (a)	1.58%	1.62%	1.93%	2.07%	2.05%		2.04%
Before waivers and fees paid indirectly (a)	1.58%	1.61%	1.93%	2.06%	2.05%		2.03%
Portfolio turnover rate (z)	14%	17%	20%	25%	28%		100%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010		2009
Net asset value, beginning of period	$7.65	$5.89	$5.15	$5.25	$4.65		$4.23

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.11 (e)	0.11 (e)	0.09 (e)	0.09	(e)	0.08	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.54	1.76	0.75	(0.11)	0.58		0.73

Total from investment operations	0.60	1.87	0.86	(0.02)	0.67		0.81

Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.08)	(0.07)		(0.39)

Net asset value, end of period	$8.25	$7.65	$5.89	$5.15	$5.25		$4.65

Total return (b)	7.84%	31.73%	16.61%	(0.41)%	14.52%		19.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$522,363	$464,380	$316,187	$301,883	$141,495		$122,699
Ratio of expenses to average net assets:
After waivers (a)	0.74%	0.75%	0.75%	0.75%	0.82	%(c)	0.75	%(c)
After waivers and fees paid indirectly (a)	0.74%	0.74%	0.75%	0.74%	0.81%		0.74	%(c)
Before waivers and fees paid indirectly (a)	0.74%	0.75%	0.75%	0.75%	0.82	%(c)	0.75	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.58%	1.61%	1.92%	1.76%	1.77%		1.97%
After waivers and fees paid indirectly (a)	1.58%	1.62%	1.93%	1.76%	1.78%		1.97%
Before waivers and fees paid indirectly (a)	1.58%	1.61%	1.92%	1.76%	1.77%		1.97%
Portfolio turnover rate (z)	14%	17%	20%	25%	28%		100%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$7.70	$5.91	$5.17	$4.79

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.11 (e)	0.12 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	0.55	1.81	0.75	0.42

Total from investment operations	0.63	1.92	0.87	0.46

Less distributions:
Dividends from net investment income	—	(0.13)	(0.13)	(0.08)

Net asset value, end of period	$8.33	$7.70	$5.91	$5.17

Total return (b)	8.18%	32.47%	16.86%	9.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$— #	$— #	$13	$11
Ratio of expenses to average net assets:
After waivers (a)	0.49%	0.46%	0.50%	0.50%
After waivers and fees paid indirectly (a)	0.49%	0.46%	0.50%	0.49%
Before waivers and fees paid indirectly (a)	0.49%	0.46%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.46%	1.70%	2.18%	2.31%
After waivers and fees paid indirectly (a)	2.09%	1.71%	2.19%	2.32%
Before waivers and fees paid indirectly (a)	2.09%	1.71%	2.18%	2.31%
Portfolio turnover rate (z)	14%	17%	20%	25%
*	Commencement of Operations.
#	Amount rounds to less than $500.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Consumer Staples	18.9%
Consumer Discretionary	17.6
Industrials	15.2
Financials	13.6
Information Technology	11.2
Health Care	10.0
Materials	7.2
Energy	5.0
Telecommunication Services	0.8
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,036.60	$6.24
Hypothetical (5% average return before expenses)	1,000.00	1,018.66	6.19
Class IB
Actual	1,000.00	1,036.50	6.24
Hypothetical (5% average return before expenses)	1,000.00	1,018.66	6.19
Class K
Actual	1,000.00	1,037.90	4.98
Hypothetical (5% average return before expenses)	1,000.00	1,019.90	4.94

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.24%, 1.24% and 0.99%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.0%)
Rio Tinto Ltd.	240,305	$13,439,385

Belgium (0.9%)
KBC Groep N.V.*	205,479	11,184,155

Brazil (2.5%)
BM&F Bovespa S.A.	2,095,500	11,029,946
Cia. Hering	125,600	1,260,832
Itau Unibanco Holding S.A. (Preference) (ADR)	677,077	9,736,367
Lojas Renner S.A.	108,100	3,464,875
M Dias Branco S.A.	176,000	7,719,466

		33,211,486

Canada (3.7%)
Canadian National Railway Co.	424,704	27,614,254
Dollarama, Inc.	119,246	9,817,498
Suncor Energy, Inc.	236,662	10,091,487

		47,523,239

Chile (0.5%)
Banco Santander Chile S.A. (ADR)	229,679	6,075,010

China (0.6%)
Guangzhou Automobile Group Co., Ltd., Class H	6,857,294	7,945,203

Denmark (3.4%)
Carlsberg A/S, Class B	180,604	19,454,024
Chr Hansen Holding A/S	194,806	8,203,902
Novo Nordisk A/S, Class B	357,027	16,432,219

		44,090,145

Finland (0.5%)
Kone Oyj, Class B	154,281	6,439,113

France (14.0%)
Air Liquide S.A.	92,323	12,464,803
Danone S.A.	475,466	35,313,256
Dassault Systemes S.A.	66,798	8,594,193
Essilor International S.A.	76,918	8,157,330
Legrand S.A.	121,569	7,438,463
L’Oreal S.A.	72,224	12,446,102
LVMH Moet Hennessy Louis Vuitton S.A.	168,208	32,430,072
Pernod-Ricard S.A.	221,736	26,627,746
Publicis Groupe S.A.	131,208	11,128,333
Schneider Electric SE	187,889	17,687,753
Technip S.A.	86,961	9,512,958

		181,801,009

Germany (8.9%)
adidas AG	78,538	7,954,888
Bayer AG (Registered)	221,019	31,217,452
Brenntag AG	88,144	15,750,773
Fresenius Medical Care AG & Co. KGaA	91,785	6,169,690
Linde AG	107,999	22,966,235
SAP AG	225,229	17,394,102
Symrise AG	262,828	14,321,838

		115,774,978

Hong Kong (3.0%)
AIA Group Ltd.	3,832,969	$19,262,766
Dairy Farm International Holdings Ltd.	383,838	4,091,209
Li & Fung Ltd.	10,894,832	16,137,576

		39,491,551

India (1.1%)
HDFC Bank Ltd.	1,028,092	14,371,121

Ireland (4.5%)
Accenture plc, Class A	302,130	24,424,189
Experian plc	845,978	14,304,331
Paddy Power plc	92,302	6,066,678
Shire plc	178,133	13,931,956

		58,727,154

Israel (1.0%)
NICE Systems Ltd. (ADR)	314,819	12,847,763

Italy (1.8%)
Prysmian S.p.A.	497,552	11,241,416
Saipem S.p.A.*	439,156	11,846,326

		23,087,742

Japan (10.8%)
AEON Financial Service Co., Ltd.	326,000	8,524,495
Honda Motor Co., Ltd.	695,900	24,296,908
INPEX Corp.	906,900	13,786,348
Japan Tobacco, Inc.	595,200	21,697,583
Lawson, Inc.	173,400	13,008,637
Nippon Paint Co., Ltd.	168,000	3,555,521
Nitto Denko Corp.	71,400	3,345,697
Obic Co., Ltd.	436,600	14,394,591
SoftBank Corp.	145,600	10,841,131
Sundrug Co., Ltd	173,400	7,719,599
Toyota Motor Corp.	148,900	8,942,378
Unicharm Corp.	177,000	10,547,841

		140,660,729

Netherlands (0.6%)
Akzo Nobel N.V.	110,568	8,289,192

Panama (1.6%)
Copa Holdings S.A., Class A	145,644	20,764,465

Peru (1.4%)
Credicorp Ltd.	114,549	17,808,933

Portugal (0.3%)
Jeronimo Martins SGPS S.A.	225,366	3,707,753

Russia (0.6%)
Sberbank of Russia (ADR)	814,455	8,283,007

South Korea (1.7%)
NAVER Corp.	9,369	7,731,879
Samsung Electronics Co., Ltd.	10,602	13,852,386

		21,584,265

Spain (1.1%)
Amadeus IT Holding S.A., Class A	69,817	2,879,484
Inditex S.A.	70,483	10,847,991

		13,727,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Sweden (1.0%)
Telefonaktiebolaget LM Ericsson, Class B	1,094,636	$13,229,244

Switzerland (10.6%)
Cie Financiere Richemont S.A. (Registered), Class A	127,418	13,369,694
Julius Baer Group Ltd.*	251,190	10,355,781
Kuehne + Nagel International AG (Registered)	46,278	6,157,875
Nestle S.A. (Registered)	530,987	41,135,326
Roche Holding AG	73,467	21,912,519
Schindler Holding AG	49,231	7,483,467
Sonova Holding AG (Registered)	118,688	18,108,352
UBS AG (Registered)*	1,072,154	19,670,665

		138,193,679

Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,427,106	30,525,797

Thailand (0.8%)
Kasikornbank PCL (NVDR)	1,631,500	10,254,999

United Kingdom (18.2%)
Aberdeen Asset Management plc	765,297	5,944,861
Bellway plc	196,326	5,261,640
BG Group plc	904,209	19,111,171
Burberry Group plc	443,020	11,243,875
Capita plc	741,586	14,531,771
Compass Group plc	2,042,365	35,547,236
Croda International plc	181,907	6,852,057
Diageo plc	627,386	$20,035,399
HSBC Holdings plc	1,078,769	10,946,151
Intertek Group plc	199,999	9,409,230
Reckitt Benckiser Group plc	260,151	22,706,343
Rolls-Royce Holdings plc*	857,804	15,693,409
Rolls-Royce Holdings plc (Preference)*†(b)	115,790,874	198,164
Serco Group plc	572,995	3,584,179
Standard Chartered plc	642,956	13,138,237
Weir Group plc	423,070	18,962,660
Whitbread plc	224,158	16,913,982
WPP plc	296,001	6,453,780

		236,534,145

United States (1.1%)
Mettler-Toledo International, Inc.*	56,438	14,288,973

Total Investments (99.5%) (Cost $925,644,911)		1,293,861,710
Other Assets Less Liabilities (0.5%)		6,677,251

Net Assets (100%)		$1,300,538,961

*	Non-income producing.
†	Security (totaling $198,164 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,543,205	$214,540,234	$—	$229,083,439
Consumer Staples	7,757,338	238,452,946	—	246,210,284
Energy	10,091,487	54,256,803	—	64,348,290
Financials	52,933,263	123,653,231	—	176,586,494
Health Care	14,288,973	115,929,518	—	130,218,491
Industrials	48,378,719	148,684,440	198,164	197,261,323
Information Technology	67,797,749	78,075,879	—	145,873,628
Materials	—	93,438,630	—	93,438,630

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Telecommunication Services	$—	$10,841,131	$—	$10,841,131

Total Assets	$215,790,734	$1,077,872,812	$198,164	$1,293,861,710

Total Liabilities	$—	$—	$—	$—

Total	$215,790,734	$1,077,872,812	$198,164	$1,293,861,710

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables Payables, Net Assets – Unrealized	—
Equity contracts	depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	742	—	742
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$742	$—	$742

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(1,477)	—	(1,477)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(1,477)	$—	$(1,477)

^ The Portfolio held forward foreign currency contracts as hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $480,000 for one month during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$121,782,324
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$158,817,418

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$385,088,929
Aggregate gross unrealized depreciation	(24,297,668)

Net unrealized appreciation	$360,791,261

Federal income tax cost of investments	$933,070,449

The Portfolio has an India capital gains tax capital loss carryforward of approximately INR 13,447,242 as of March 31, 2014, which converted to U.S. Dollars at June 30, 2014 is approximately $223,979.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $925,644,911)	$1,293,861,710
Cash	6,564,224
Foreign cash (Cost $191,693)	191,995
Dividends, interest and other receivables	3,575,106
Receivable for securities sold	2,037,600
Receivable from Separate Accounts for Trust shares sold	327,397
Other assets	10,297

Total assets	1,306,568,329

LIABILITIES
Payable for securities purchased	4,178,667
Investment management fees payable	894,816
Payable to Separate Accounts for Trust shares redeemed	603,238
Administrative fees payable	123,090
Distribution fees payable – Class IB	39,506
Accrued India taxes	11,697
Distribution fees payable – Class IA	4,292
Trustees’ fees payable	1,447
Accrued expenses	172,615

Total liabilities	6,029,368

NET ASSETS	$1,300,538,961

Net assets were comprised of:
Paid in capital	$902,051,526
Accumulated undistributed net investment income (loss)	10,902,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	19,309,546
Net unrealized appreciation (depreciation) on investments and foreign currency translations (net of India tax of $11,697 on unrealized appreciation on investments)	368,275,562

Net assets	$1,300,538,961

Class IA
Net asset value, offering and redemption price per share, $21,107,613 / 2,760,467 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.65

Class IB
Net asset value, offering and redemption price per share, $192,917,978 / 25,186,499 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.66

Class K
Net asset value, offering and redemption price per share, $1,086,513,370 / 141,921,498 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,879,213 foreign withholding tax)	$17,355,287
Interest	3,109

Total income	17,358,396

EXPENSES
Investment management fees	5,271,324
Administrative fees	651,801
Distribution fees – Class IB	229,093
Custodian fees	126,948
Printing and mailing expenses	65,258
Professional fees	33,348
Distribution fees – Class IA	24,002
Trustees’ fees	17,399
Miscellaneous	27,616

Total expenses	6,446,789

NET INVESTMENT INCOME (LOSS)	10,911,607

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	19,804,302
Foreign currency transactions	(68,240)

Net realized gain (loss)	19,736,062

Change in unrealized appreciation (depreciation) on:
Investments (net of India tax of $11,697 on unrealized appreciation on investments)	16,043,626
Foreign currency translations	2,601

Net change in unrealized appreciation (depreciation)	16,046,227

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,782,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,693,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,911,607	$14,503,338
Net realized gain (loss) on investments and foreign currency transactions	19,736,062	121,476,378
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	16,046,227	21,879,331

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,693,896	157,859,047

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(156,823)
Class IB	—	(1,596,788)
Class K	—	(12,165,687)

	—	(13,919,298)

Distributions from net realized capital gains
Class IA	—	(179,572)
Class IB	—	(1,825,603)
Class K	—	(10,862,744)

	—	(12,867,919)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(26,787,217)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 468,351 and 1,310,666 shares, respectively ]	3,423,489	9,175,738
Capital shares issued in reinvestment of dividends and distributions [ 0 and 46,844 shares, respectively ]	—	336,395
Capital shares repurchased [ (203,286) and (399,821) shares, respectively ]	(1,493,065)	(2,823,538)

Total Class IA transactions	1,930,424	6,688,595

Class IB
Capital shares sold [ 1,597,418 and 9,703,066 shares, respectively ]	11,699,070	67,152,072
Capital shares issued in reinvestment of dividends and distributions [ 0 and 475,763 shares, respectively ]	—	3,422,391
Capital shares repurchased [ (1,399,342) and (11,357,031) shares, respectively ]	(10,278,115)	(79,063,694)
Capital shares repurchased in-kind (Note 9)[ 0 and (58,492,161) shares, respectively ]	—	(387,390,490)

Total Class IB transactions	1,420,955	(395,879,721)

Class K
Capital shares sold [ 2,967,596 and 14,492,631 shares, respectively ]	21,473,304	106,402,671
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,207,149 shares, respectively ]	—	23,028,431
Capital shares repurchased [ (9,729,893) and (18,217,922) shares, respectively ]	(70,869,727)	(129,720,280)

Total Class K transactions	(49,396,423)	(289,178)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(46,045,044)	(389,480,304)

TOTAL INCREASE (DECREASE) IN NET ASSETS	648,852	(258,408,474)
NET ASSETS:
Beginning of period	1,299,890,109	1,558,298,583

End of period (a)	$1,300,538,961	$1,299,890,109

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,902,327	$(9,280)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$7.38	$6.62	$5.58	$6.49	$5.69	$4.19

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.04 (e)	0.09 (e)	0.10 (e)	0.07 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.21	0.85	1.01	(0.78)	0.80	1.48

Total from investment operations	0.27	0.89	1.10	(0.68)	0.87	1.57

Less distributions:
Dividends from net investment income	—	(0.06)	(0.06)	(0.06)	(0.07)	(0.07)
Distributions from net realized gains	—	(0.07)	—	(0.17)	—	—

Total dividends and distributions	—	(0.13)	(0.06)	(0.23)	(0.07)	(0.07)

Net asset value, end of period	$7.65	$7.38	$6.62	$5.58	$6.49	$5.69

Total return (b)	3.66%	13.64%	19.74%	(10.49)%	15.28%	37.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,108	$18,409	$10,173	$33,658	$464,770	$372,913
Ratio of expenses to average net assets (a)	1.24%	1.24%	1.23%	1.00%	0.99%	1.07%
Ratio of net investment income (loss) to average net assets (a)	1.56%	0.63%	1.43%	1.47%	1.23%	1.74%
Portfolio turnover rate (z)	10%	31%	36%	48%	52%	57%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$7.39	$6.63	$5.59	$6.50	$5.70	$4.20

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.08 (e)	0.07 (e)	0.06 (e)	0.06 (e)	0.06	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.21	0.81	1.03	(0.76)	0.79	1.50

Total from investment operations	0.27	0.89	1.10	(0.70)	0.85	1.56

Less distributions:
Dividends from net investment income	—	(0.06)	(0.06)	(0.04)	(0.05)	(0.06)
Distributions from net realized gains	—	(0.07)	—	(0.17)	—	—

Total dividends and distributions	—	(0.13)	(0.06)	(0.21)	(0.05)	(0.06)

Net asset value, end of period	$7.66	$7.39	$6.63	$5.59	$6.50	$5.70

Total return (b)	3.65%	13.62%	19.71%	(10.70)%	14.96%	37.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$192,918	$184,658	$561,103	$458,951	$522,003	$388,106
Ratio of expenses to average net assets (a)	1.24%	1.24%	1.23%	1.25%	1.24%	1.32	%(c)
Ratio of net investment income (loss) to average net assets (a)	1.54%	1.21%	1.11%	0.93%	1.01%	1.33%
Portfolio turnover rate (z)	10%	31%	36%	48%	52%	57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$7.38	$6.62	$5.58	$5.82

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.07 (e)	0.08 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.22	0.84	1.04	(0.06)

Total from investment operations	0.28	0.91	1.12	(0.06)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)	(0.05)
Distributions from net realized gains	—	(0.07)	—	(0.13)

Total dividends and distributions	—	(0.15)	(0.08)	(0.18)

Net asset value, end of period	$7.66	$7.38	$6.62	$5.58

Total return (b)	3.79%	13.92%	20.05%	(0.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,086,513	$1,096,824	$987,023	$635,760
Ratio of expenses to average net assets (a)	0.99%	0.99%	0.98%	1.00	%(c)
Ratio of net investment income (loss) to average net assets (a)	1.78%	0.97%	1.29%	0.29%
Portfolio turnover rate (z)	10%	31%	36%	48%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	21.6%
Industrials	16.7
Information Technology	16.1
Consumer Discretionary	12.8
Health Care	9.4
Materials	7.4
Energy	5.2
Utilities	4.8
Consumer Staples	3.4
Telecommunication Services	0.5
Cash and Other	2.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,071.40	$3.72
Hypothetical (5% average return before expenses)	1,000.00	1,021.20	3.63
Class IB
Actual	1,000.00	1,070.80	3.72
Hypothetical (5% average return before expenses)	1,000.00	1,021.20	3.63
Class K
Actual	1,000.00	1,072.20	2.44
Hypothetical (5% average return before expenses)	1,000.00	1,022.44	2.38

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.3%)
Gentex Corp.	144,046	$4,190,298

Automobiles (0.1%)
Thor Industries, Inc.	43,530	2,475,551

Distributors (0.5%)
LKQ Corp.*	297,022	7,927,517

Diversified Consumer Services (0.8%)
Apollo Education Group, Inc.*	96,124	3,003,875
DeVry Education Group, Inc.	56,015	2,371,675
Service Corp. International	207,738	4,304,331
Sotheby’s, Inc.	68,058	2,857,756

		12,537,637

Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc.*	39,007	2,563,540
Brinker International, Inc.	64,635	3,144,493
Cheesecake Factory, Inc.	46,163	2,142,886
Domino’s Pizza, Inc.	54,554	3,987,352
International Game Technology	240,300	3,823,173
International Speedway Corp., Class A	26,181	871,304
Life Time Fitness, Inc.*	37,825	1,843,590
Panera Bread Co., Class A*	25,460	3,814,672
Wendy’s Co.	257,171	2,193,669

		24,384,679

Household Durables (1.7%)
Jarden Corp.*	118,100	7,009,235
KB Home	86,270	1,611,524
M.D.C. Holdings, Inc.	38,697	1,172,132
NVR, Inc.*	4,034	4,641,520
Tempur Sealy International, Inc.*	59,310	3,540,807
Toll Brothers, Inc.*	155,953	5,754,666
Tupperware Brands Corp.	49,255	4,122,643

		27,852,527

Internet & Catalog Retail (0.1%)
HSN, Inc.	33,026	1,956,460

Leisure Products (0.8%)
Brunswick Corp.	91,670	3,862,057
Polaris Industries, Inc.	64,846	8,445,543

		12,307,600

Media (1.5%)
AMC Networks, Inc., Class A*	57,165	3,515,076
Cinemark Holdings, Inc.	101,004	3,571,502
DreamWorks Animation SKG, Inc., Class A*	70,436	1,638,341
John Wiley & Sons, Inc., Class A	45,840	2,777,446
Lamar Advertising Co., Class A	63,411	3,360,783
Live Nation Entertainment, Inc.*	138,500	3,419,565
Meredith Corp.	35,800	1,731,288
New York Times Co., Class A	122,078	1,856,806
Time, Inc.*	108,500	2,627,870

		24,498,677

Multiline Retail (0.3%)
Big Lots, Inc.*	57,001	$2,604,945
J.C. Penney Co., Inc.*	298,854	2,704,629

		5,309,574

Specialty Retail (3.9%)
Aaron’s, Inc.	70,186	2,501,429
Abercrombie & Fitch Co., Class A	70,700	3,057,775
Advance Auto Parts, Inc.	71,728	9,677,542
American Eagle Outfitters, Inc.	163,609	1,835,693
ANN, Inc.*	44,818	1,843,813
Ascena Retail Group, Inc.*	124,200	2,123,820
Cabela’s, Inc.*	46,486	2,900,726
Chico’s FAS, Inc.	154,173	2,614,774
CST Brands, Inc.	72,987	2,518,052
Dick’s Sporting Goods, Inc.	98,286	4,576,196
Foot Locker, Inc.	143,195	7,262,850
Guess?, Inc.	58,391	1,576,557
Murphy USA, Inc.*	43,600	2,131,604
Office Depot, Inc.*	482,500	2,745,425
Rent-A-Center, Inc.	51,174	1,467,670
Signet Jewelers Ltd.	78,889	8,724,335
Williams-Sonoma, Inc.	85,292	6,122,260

		63,680,521

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.	53,030	3,655,358
Deckers Outdoor Corp.*	33,600	2,900,688
Hanesbrands, Inc.	97,878	9,635,110
Kate Spade & Co.*	124,800	4,759,872

		20,951,028

Total Consumer Discretionary		208,072,069

Consumer Staples (3.4%)
Food & Staples Retailing (0.3%)
SUPERVALU, Inc.*	189,599	1,558,504
United Natural Foods, Inc.*	48,234	3,140,033

		4,698,537

Food Products (2.0%)
Dean Foods Co.	91,150	1,603,329
Flowers Foods, Inc.	171,246	3,609,866
Hain Celestial Group, Inc.*	49,500	4,392,630
Hillshire Brands Co.	120,731	7,521,541
Ingredion, Inc.	72,443	5,436,123
Lancaster Colony Corp.	18,988	1,806,898
Post Holdings, Inc.*	42,808	2,179,355
Tootsie Roll Industries, Inc.	19,130	563,187
WhiteWave Foods Co.*	171,395	5,548,056

		32,660,985

Household Products (1.0%)
Church & Dwight Co., Inc.	133,377	9,329,721
Energizer Holdings, Inc.	60,988	7,442,366

		16,772,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Tobacco (0.1%)
Universal Corp.	22,294	$1,233,973

Total Consumer Staples		55,365,582

Energy (5.2%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	56,796	2,980,654
CARBO Ceramics, Inc.	19,172	2,954,789
Dresser-Rand Group, Inc.*	75,485	4,810,659
Dril-Quip, Inc.*	40,185	4,389,809
Helix Energy Solutions Group, Inc.*	95,554	2,514,026
Oceaneering International, Inc.	106,296	8,304,906
Oil States International, Inc.*	51,733	3,315,568
Patterson-UTI Energy, Inc.	140,199	4,898,553
Superior Energy Services, Inc.	154,616	5,587,822
Tidewater, Inc.	49,112	2,757,639
Unit Corp.*	43,673	3,006,013

		45,520,438

Oil, Gas & Consumable Fuels (2.4%)
Bill Barrett Corp.*	47,074	1,260,642
Energen Corp.	71,680	6,370,918
Gulfport Energy Corp.*	83,100	5,218,680
HollyFrontier Corp.	195,452	8,539,298
Rosetta Resources, Inc.*	60,760	3,332,686
SM Energy Co.	66,089	5,558,085
World Fuel Services Corp.	70,000	3,446,100
WPX Energy, Inc.*	197,300	4,717,443

		38,443,852

Total Energy		83,964,290

Financials (21.6%)
Banks (4.8%)
Associated Banc-Corp	157,479	2,847,220
BancorpSouth, Inc.	82,489	2,026,755
Bank of Hawaii Corp.	42,778	2,510,641
Cathay General Bancorp	72,047	1,841,521
City National Corp./California	47,307	3,583,978
Commerce Bancshares, Inc./Missouri	79,054	3,676,011
Cullen/Frost Bankers, Inc.	52,346	4,157,319
East West Bancorp, Inc.	139,950	4,896,851
First Horizon National Corp.	229,800	2,725,428
First Niagara Financial Group, Inc.	342,574	2,994,097
FirstMerit Corp.	161,223	3,184,154
Fulton Financial Corp.	185,237	2,295,086
Hancock Holding Co.	79,559	2,810,024
International Bancshares Corp.	54,352	1,467,504
PacWest Bancorp	92,900	4,010,493
Prosperity Bancshares, Inc.	59,239	3,708,361
Signature Bank/New York*	49,300	6,220,674
SVB Financial Group*	48,614	5,669,365
Synovus Financial Corp.	135,600	3,305,928
TCF Financial Corp.	165,216	2,704,586
Trustmark Corp.	66,063	1,631,096
Umpqua Holdings Corp.	169,700	3,041,024
Valley National Bancorp	196,500	1,947,315
Webster Financial Corp.	88,872	2,803,023

Westamerica Bancorp	26,012	$1,359,907

		77,418,361

Capital Markets (1.6%)
Eaton Vance Corp.	118,875	4,492,286
Federated Investors, Inc., Class B	92,775	2,868,603
Greenhill & Co., Inc.	2,500	123,125
Janus Capital Group, Inc.	146,534	1,828,744
Raymond James Financial, Inc.	120,844	6,130,416
SEI Investments Co.	138,680	4,544,544
Waddell & Reed Financial, Inc., Class A	84,051	5,260,752

		25,248,470

Consumer Finance (0.2%)
SLM Corp.	419,300	3,484,383

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	83,745	4,121,091
MSCI, Inc.*	113,363	5,197,694

		9,318,785

Insurance (4.6%)
Alleghany Corp.*	16,137	7,069,943
American Financial Group, Inc./Ohio	70,689	4,210,237
Arthur J. Gallagher & Co.	154,686	7,208,368
Aspen Insurance Holdings Ltd.	63,605	2,888,939
Brown & Brown, Inc.	115,341	3,542,122
Everest Reinsurance Group Ltd.	45,420	7,289,456
First American Financial Corp.	105,855	2,941,711
Hanover Insurance Group, Inc.	43,714	2,760,539
HCC Insurance Holdings, Inc.	97,410	4,767,245
Kemper Corp.	48,795	1,798,584
Mercury General Corp.	35,436	1,666,909
Old Republic International Corp.	236,887	3,918,111
Primerica, Inc.	53,100	2,540,835
Protective Life Corp.	76,861	5,328,773
Reinsurance Group of America, Inc.	68,867	5,433,606
RenaissanceReinsurance Holdings Ltd.	40,600	4,344,200
StanCorp Financial Group, Inc.	42,582	2,725,248
W. R. Berkley Corp.	100,901	4,672,725

		75,107,551

Real Estate Investment Trusts (REITs) (8.8%)
Alexandria Real Estate Equities, Inc. (REIT)	70,021	5,436,430
American Campus Communities, Inc. (REIT)	102,466	3,918,300
BioMed Realty Trust, Inc. (REIT)	187,800	4,099,674
Camden Property Trust (REIT)	84,311	5,998,728
Corporate Office Properties Trust/Maryland (REIT)	87,002	2,419,526
Corrections Corp. of America (REIT)	113,331	3,722,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Duke Realty Corp. (REIT)	324,638	$5,895,426
Equity One, Inc. (REIT)	60,639	1,430,474
Extra Space Storage, Inc. (REIT)	108,564	5,781,033
Federal Realty Investment Trust (REIT)	66,215	8,006,718
Highwoods Properties, Inc. (REIT)	87,666	3,677,589
Home Properties, Inc. (REIT)	55,485	3,548,820
Hospitality Properties Trust (REIT)	147,798	4,493,059
Kilroy Realty Corp. (REIT)	79,790	4,969,321
LaSalle Hotel Properties (REIT)	102,900	3,631,341
Liberty Property Trust (REIT)	145,629	5,523,708
Mack-Cali Realty Corp. (REIT)	86,548	1,859,051
Mid-America Apartment Communities, Inc. (REIT)	73,100	5,339,955
National Retail Properties, Inc. (REIT)	121,540	4,520,072
Omega Healthcare Investors, Inc. (REIT)	124,391	4,585,052
Potlatch Corp. (REIT)	39,648	1,641,427
Rayonier, Inc. (REIT)	122,385	4,350,787
Realty Income Corp. (REIT)	217,723	9,671,256
Regency Centers Corp. (REIT)	91,069	5,070,722
Senior Housing Properties Trust (REIT)	200,975	4,881,683
SL Green Realty Corp. (REIT)	93,868	10,270,098
Taubman Centers, Inc. (REIT)	62,379	4,728,952
UDR, Inc. (REIT)	245,409	7,026,060
Washington Prime Group, Inc. (REIT)*	152,900	2,865,346
Weingarten Realty Investors (REIT)	109,357	3,591,284

		142,954,815

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	40,911	1,695,761
Jones Lang LaSalle, Inc.	43,281	5,470,286

		7,166,047

Thrifts & Mortgage Finance (0.6%)
Astoria Financial Corp.	83,389	1,121,582
New York Community Bancorp, Inc.	431,706	6,898,662
Washington Federal, Inc.	98,233	2,203,366

		10,223,610

Total Financials		350,922,022

Health Care (9.4%)
Biotechnology (0.6%)
Cubist Pharmaceuticals, Inc.*	74,290	5,186,928
United Therapeutics Corp.*	42,884	3,794,805

		8,981,733

Health Care Equipment & Supplies (2.9%)
Align Technology, Inc.*	70,300	3,939,612
Cooper Cos., Inc.	46,700	6,329,251
Hill-Rom Holdings, Inc.	56,009	2,324,934
Hologic, Inc.*	272,031	6,895,986

IDEXX Laboratories, Inc.*	50,118	$6,694,261
ResMed, Inc.	137,198	6,946,335
Sirona Dental Systems, Inc.*	54,670	4,508,088
STERIS Corp.	57,720	3,086,866
Teleflex, Inc.	40,357	4,261,699
Thoratec Corp.*	56,677	1,975,760

		46,962,792

Health Care Providers & Services (3.1%)
Community Health Systems, Inc.*	113,602	5,154,123
Health Net, Inc.*	78,193	3,248,137
Henry Schein, Inc.*	83,900	9,956,413
LifePoint Hospitals, Inc.*	42,839	2,660,302
MEDNAX, Inc.*	98,444	5,724,519
Omnicare, Inc.	97,100	6,463,947
Owens & Minor, Inc.	61,898	2,103,294
Universal Health Services, Inc., Class B	88,446	8,469,589
VCA, Inc.*	87,389	3,066,480
WellCare Health Plans, Inc.*	43,408	3,240,841

		50,087,645

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	156,700	2,515,035
HMS Holdings Corp.*	84,800	1,730,768

		4,245,803

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	19,384	2,320,459
Charles River Laboratories International, Inc.*	48,050	2,571,636
Covance, Inc.*	56,606	4,844,341
Mettler-Toledo International, Inc.*	28,622	7,246,518
Techne Corp.	32,941	3,049,348

		20,032,302

Pharmaceuticals (1.3%)
Endo International plc*	137,736	9,644,275
Mallinckrodt plc*	57,717	4,618,514
Salix Pharmaceuticals Ltd.*	62,373	7,693,710

		21,956,499

Total Health Care		152,266,774

Industrials (16.7%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.	31,001	4,151,654
B/E Aerospace, Inc.*	97,300	8,999,277
Esterline Technologies Corp.*	31,561	3,633,302
Exelis, Inc.	183,638	3,118,173
Huntington Ingalls Industries, Inc.	48,500	4,587,615
Triumph Group, Inc.	51,101	3,567,872

		28,057,893

Airlines (0.5%)
Alaska Air Group, Inc.	67,720	6,436,786
JetBlue Airways Corp.*	221,456	2,402,798

		8,839,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (0.9%)
A.O. Smith Corp.	74,900	$3,713,542
Fortune Brands Home & Security, Inc.	163,491	6,528,196
Lennox International, Inc.	44,064	3,946,812

		14,188,550

Commercial Services & Supplies (1.8%)
Civeo Corp.*	103,466	2,589,754
Clean Harbors, Inc.*	53,616	3,444,828
Copart, Inc.*	110,818	3,985,015
Deluxe Corp.	48,545	2,843,766
Herman Miller, Inc.	57,166	1,728,700
HNI Corp.	44,448	1,738,361
MSA Safety, Inc.	31,277	1,797,802
R.R. Donnelley & Sons Co.	197,521	3,349,956
Rollins, Inc.	63,220	1,896,600
Waste Connections, Inc.	122,172	5,931,451

		29,306,233

Construction & Engineering (0.7%)
AECOM Technology Corp.*	96,203	3,097,737
Granite Construction, Inc.	34,793	1,251,852
KBR, Inc.	144,161	3,438,240
URS Corp.	67,005	3,072,179

		10,860,008

Electrical Equipment (1.0%)
Acuity Brands, Inc.	42,090	5,818,943
Hubbell, Inc., Class B	53,007	6,527,812
Regal-Beloit Corp.	43,829	3,443,206

		15,789,961

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	62,234	5,390,709

Machinery (5.5%)
AGCO Corp.	86,198	4,846,052
CLARCOR, Inc.	49,248	3,045,989
Crane Co.	48,910	3,636,948
Donaldson Co., Inc.	129,599	5,484,630
Graco, Inc.	58,975	4,604,768
Harsco Corp.	78,067	2,078,924
IDEX Corp.	78,498	6,337,928
ITT Corp.	90,480	4,352,088
Kennametal, Inc.	76,260	3,529,313
Lincoln Electric Holdings, Inc.	78,541	5,488,445
Nordson Corp.	58,583	4,697,771
Oshkosh Corp.	83,821	4,654,580
SPX Corp.	43,309	4,686,467
Terex Corp.	108,352	4,453,267
Timken Co.	75,575	5,127,008
Trinity Industries, Inc.	150,692	6,588,254
Valmont Industries, Inc.	26,537	4,032,297
Wabtec Corp.	94,906	7,838,286
Woodward, Inc.	57,785	2,899,651

		88,382,666

Marine (0.4%)
Kirby Corp.*	55,477	6,498,576

Professional Services (1.0%)
Corporate Executive Board Co.	32,888	2,243,619

FTI Consulting, Inc.*	40,557	$1,533,866
Manpowergroup, Inc.	77,616	6,585,718
Towers Watson & Co., Class A	62,523	6,516,772

		16,879,975

Road & Rail (1.4%)
Con-way, Inc.	55,776	2,811,668
Genesee & Wyoming, Inc., Class A*	49,647	5,212,935
J.B. Hunt Transport Services, Inc.	89,245	6,584,496
Landstar System, Inc.	44,367	2,839,488
Old Dominion Freight Line, Inc.*	68,100	4,336,608
Werner Enterprises, Inc.	43,826	1,161,828

		22,947,023

Trading Companies & Distributors (1.5%)
GATX Corp.	44,916	3,006,677
MSC Industrial Direct Co., Inc., Class A	46,754	4,471,553
NOW, Inc.*	103,900	3,762,219
United Rentals, Inc.*	95,593	10,011,455
Watsco, Inc.	26,623	2,735,779

		23,987,683

Total Industrials		271,128,861

Information Technology (16.1%)
Communications Equipment (1.1%)
ADTRAN, Inc.	54,901	1,238,567
ARRIS Group, Inc.*	116,100	3,776,733
Ciena Corp.*	102,383	2,217,616
InterDigital, Inc.	39,136	1,870,701
JDS Uniphase Corp.*	227,800	2,840,666
Plantronics, Inc.	41,170	1,978,218
Polycom, Inc.*	133,085	1,667,555
Riverbed Technology, Inc.*	157,113	3,241,241

		18,831,297

Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc.*	96,955	5,857,051
Avnet, Inc.	136,362	6,042,200
Belden, Inc.	42,100	3,290,536
FEI Co.	41,400	3,756,222
Ingram Micro, Inc., Class A*	153,179	4,474,359
Itron, Inc.*	37,551	1,522,693
Knowles Corp.*	82,400	2,532,976
National Instruments Corp.	96,529	3,126,574
Tech Data Corp.*	37,307	2,332,434
Trimble Navigation Ltd.*	256,570	9,480,261
Vishay Intertechnology, Inc.	129,920	2,012,461
Zebra Technologies Corp., Class A*	48,908	4,026,107

		48,453,874

Internet Software & Services (1.2%)
AOL, Inc.*	77,800	3,095,662
Conversant, Inc.*	62,200	1,579,880
Equinix, Inc.*	48,954	10,284,746
Rackspace Hosting, Inc.*	115,114	3,874,737

		18,835,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (2.7%)
Acxiom Corp.*	75,471	$1,636,966
Broadridge Financial Solutions, Inc.	118,988	4,954,660
Convergys Corp.	97,964	2,100,348
CoreLogic, Inc.*	89,403	2,714,275
DST Systems, Inc.	33,978	3,131,752
Gartner, Inc.*	89,689	6,324,868
Global Payments, Inc.	69,743	5,080,778
Jack Henry & Associates, Inc.	83,307	4,950,935
Leidos Holdings, Inc.	61,750	2,367,495
NeuStar, Inc., Class A*	59,695	1,553,264
Science Applications International Corp.	40,328	1,780,885
VeriFone Systems, Inc.*	108,862	4,000,679
WEX, Inc.*	37,887	3,976,998

		44,573,903

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	629,200	2,636,348
Atmel Corp.*	415,573	3,893,919
Cree, Inc.*	120,152	6,001,592
Cypress Semiconductor Corp.*	145,200	1,584,132
Fairchild Semiconductor International, Inc.*	119,624	1,866,134
Integrated Device Technology, Inc.*	132,241	2,044,446
International Rectifier Corp.*	69,340	1,934,586
Intersil Corp., Class A	123,442	1,845,458
RF Micro Devices, Inc.*	277,069	2,657,092
Semtech Corp.*	66,440	1,737,406
Silicon Laboratories, Inc.*	39,850	1,962,613
Skyworks Solutions, Inc.	186,480	8,757,101
SunEdison, Inc.*	242,564	5,481,946
Teradyne, Inc.	190,200	3,727,920

		46,130,693

Software (4.2%)
ACI Worldwide, Inc.*	37,280	2,081,342
Advent Software, Inc.	39,142	1,274,855
ANSYS, Inc.*	91,223	6,916,528
Cadence Design Systems, Inc.*	285,580	4,994,794
CommVault Systems, Inc.*	43,640	2,145,779
Compuware Corp.	212,657	2,124,443
Concur Technologies, Inc.*	47,200	4,405,648
FactSet Research Systems, Inc.	38,320	4,609,130
Fair Isaac Corp.	34,284	2,185,948
Fortinet, Inc.*	135,480	3,404,612
Informatica Corp.*	108,503	3,868,132
Mentor Graphics Corp.	93,586	2,018,650
MICROS Systems, Inc.*	72,979	4,955,274
PTC, Inc.*	114,947	4,459,944
Rovi Corp.*	96,406	2,309,888
SolarWinds, Inc.*	63,600	2,458,776
Solera Holdings, Inc.	66,784	4,484,546
Synopsys, Inc.*	152,459	5,918,458
TIBCO Software, Inc.*	148,470	2,994,640

		67,611,387

Technology Hardware, Storage & Peripherals (1.1%)
3D Systems Corp.*	100,720	6,023,056
Diebold, Inc.	63,063	2,533,241

Lexmark International, Inc., Class A	59,994	$2,889,311
NCR Corp.*	165,430	5,804,938

		17,250,546

Total Information Technology		261,686,725

Materials (7.4%)
Chemicals (3.2%)
Albemarle Corp.	77,345	5,530,168
Ashland, Inc.	71,280	7,750,987
Cabot Corp.	59,345	3,441,417
Cytec Industries, Inc.	34,762	3,664,610
Minerals Technologies, Inc.	33,589	2,202,767
NewMarket Corp.	10,818	4,241,846
Olin Corp.	76,182	2,050,819
PolyOne Corp.	92,500	3,897,950
Rayonier Advanced Materials, Inc.*	40,795	1,580,790
RPM International, Inc.	131,232	6,060,294
Scotts Miracle-Gro Co., Class A	42,965	2,442,990
Sensient Technologies Corp.	49,202	2,741,535
Valspar Corp.	76,575	5,834,249

		51,440,422

Construction Materials (0.6%)
Eagle Materials, Inc.	48,754	4,596,527
Martin Marietta Materials, Inc.	45,556	6,015,670

		10,612,197

Containers & Packaging (1.6%)
AptarGroup, Inc.	64,180	4,300,702
Greif, Inc., Class A	29,590	1,614,430
Packaging Corp. of America	95,829	6,850,815
Rock-Tenn Co., Class A	70,678	7,462,890
Silgan Holdings, Inc.	43,614	2,216,464
Sonoco Products Co.	99,012	4,349,597

		26,794,898

Metals & Mining (1.7%)
Carpenter Technology Corp.	51,696	3,269,772
Cliffs Natural Resources, Inc.	148,900	2,240,945
Commercial Metals Co.	115,663	2,002,126
Compass Minerals International, Inc.	32,469	3,108,582
Reliance Steel & Aluminum Co.	75,631	5,574,761
Royal Gold, Inc.	63,705	4,849,225
Steel Dynamics, Inc.	216,423	3,884,793
Worthington Industries, Inc.	51,410	2,212,686

		27,142,890

Paper & Forest Products (0.3%)
Domtar Corp.	63,730	2,730,831
Louisiana-Pacific Corp.*	138,966	2,087,269

		4,818,100

Total Materials		120,808,507

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	136,276	5,493,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	96,385	$2,516,612

Total Telecommunication Services		8,009,898

Utilities (4.8%)
Electric Utilities (1.7%)
Cleco Corp.	58,418	3,443,741
Great Plains Energy, Inc.	151,811	4,079,162
Hawaiian Electric Industries, Inc.	98,963	2,505,743
IDACORP, Inc.	49,409	2,857,322
OGE Energy Corp.	195,949	7,657,687
PNM Resources, Inc.	78,415	2,299,912
Westar Energy, Inc.	127,182	4,857,081

		27,700,648

Gas Utilities (1.6%)
Atmos Energy Corp.	98,756	5,273,570
National Fuel Gas Co.	82,770	6,480,891
ONE Gas, Inc.	50,000	1,887,500
Questar Corp.	170,030	4,216,744
UGI Corp.	113,370	5,725,185
WGL Holdings, Inc.	50,220	2,164,482

		25,748,372

Multi-Utilities (1.2%)
Alliant Energy Corp.	108,033	6,574,889
Black Hills Corp.	42,962	2,637,437
MDU Resources Group, Inc.	188,661	6,622,001
Vectren Corp.	79,842	3,393,285

		19,227,612

Water Utilities (0.3%)
Aqua America, Inc.	171,730	$4,502,760

Total Utilities		77,179,392

Total Common Stocks (97.9%) (Cost $806,111,054)		1,589,404,120

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (0.1%)
U.S. Treasury Bills
0.02%, 8/7/14#(p)	$1,815,000	1,814,954

Total Government Securities		1,814,954

Total Short-Term Investments (0.1%) (Cost $1,814,981)		1,814,954

Total Investments (98.0%) (Cost $807,926,035)		1,591,219,074
Other Assets Less Liabilities (2.0%)		32,053,482

Net Assets (100%)		$1,623,272,556

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,814,954.
(p)	Yield to maturity.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	245	September-14	$34,362,923	$35,017,850	$654,927

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$208,072,069	$—	$—	$208,072,069
Consumer Staples	55,365,582	—	—	55,365,582
Energy	83,964,290	—	—	83,964,290
Financials	350,922,022	—	—	350,922,022
Health Care	152,266,774	—	—	152,266,774
Industrials	271,128,861	—	—	271,128,861
Information Technology	261,686,725	—	—	261,686,725
Materials	120,808,507	—	—	120,808,507
Telecommunication Services	8,009,898	—	—	8,009,898
Utilities	77,179,392	—	—	77,179,392
Futures	654,927	—	—	654,927
Short-Term Investments	—	1,814,954	—	1,814,954

Total Assets	$1,590,059,047	$1,814,954	$—	$1,591,874,001

Total Liabilities	$—	$—	$—	$—

Total	$1,590,059,047	$1,814,954	$—	$1,591,874,001

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets – Unrealized appreciation	654,927	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$654,927

Liability Derivatives
Interest rate contracts	Payables, Net Assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables Payables, Net Assets – Unrealized	—
Equity contracts	depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,106,072	—	—	3,106,072
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,106,072	$—	$—	$3,106,072

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(748,777)	—	—	(748,777)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(748,777)	$—	$—	$(748,777)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $33,453,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$654,927	(c)	$—	$—	$654,927

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$119,148,703
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$188,595,625

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$796,160,197
Aggregate gross unrealized depreciation	(14,062,249)

Net unrealized appreciation	$782,097,948

Federal income tax cost of investments	$809,121,126

The Portfolio has a net capital loss carryforward of $336,018,033 of which $20,688,202 expires in the year 2016 and $ 315,329,831 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $807,926,035)	$1,591,219,074
Cash	30,385,634
Receivable for securities sold	21,878,060
Dividends, interest and other receivables	1,255,189
Receivable from Separate Accounts for Trust shares sold	820,602
Due from broker for futures variation margin	164,150
Other assets	16,777

Total assets	1,645,739,486

LIABILITIES
Payable for securities purchased	20,342,464
Payable to Separate Accounts for Trust shares redeemed	1,102,972
Investment management fees payable	460,085
Distribution fees payable – Class IB	308,264
Administrative fees payable	148,176
Distribution fees payable – Class IA	14,995
Trustees’ fees payable	3,572
Accrued expenses	86,402

Total liabilities	22,466,930

NET ASSETS	$1,623,272,556

Net assets were comprised of:
Paid in capital	$1,088,188,418
Accumulated undistributed net investment income (loss)	5,664,139
Accumulated undistributed net realized gain (loss) on investments and futures	(254,527,967)
Net unrealized appreciation (depreciation) on investments and futures	783,947,966

Net assets	$1,623,272,556

Class IA
Net asset value, offering and redemption price per share, $74,264,229 / 5,564,843 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.35

Class IB
Net asset value, offering and redemption price per share, $1,522,453,113 / 115,660,363 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.16

Class K
Net asset value, offering and redemption price per share, $26,555,214 / 1,987,485 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$11,235,072
Interest	14,357

Total income	11,249,429

EXPENSES
Investment management fees	2,726,181
Distribution fees – Class IB	1,831,123
Administrative fees	804,693
Distribution fees – Class IA	84,693
Printing and mailing expenses	79,669
Professional fees	33,183
Trustees’ fees	21,262
Custodian fees	17,108
Miscellaneous	18,917

Total expenses	5,616,829

NET INVESTMENT INCOME (LOSS)	5,632,600

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	81,014,328
Futures	3,106,072

Net realized gain (loss)	84,120,400

Change in unrealized appreciation (depreciation) on:
Investments	19,314,724
Futures	(748,777)

Net change in unrealized appreciation (depreciation)	18,565,947

NET REALIZED AND UNREALIZED GAIN (LOSS)	102,686,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,318,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,632,600	$9,782,652
Net realized gain (loss) on investments and futures	84,120,400	110,097,169
Net change in unrealized appreciation (depreciation) on investments and futures	18,565,947	285,312,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	108,318,947	405,192,282

DIVIDENDS:
Dividends from net investment income
Class IA	—	(455,657)
Class IB	—	(10,600,258)
Class K	—	(237,866)

TOTAL DIVIDENDS	—	(11,293,781)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 795,888 and 1,226,391 shares, respectively ]	9,997,842	13,533,264
Capital shares issued in reinvestment of dividends [ 0 and 37,354 shares, respectively ]	—	455,657
Capital shares repurchased [ (421,896) and (845,315) shares, respectively ]	(5,340,826)	(9,397,516)

Total Class IA transactions	4,657,016	4,591,405

Class IB
Capital shares sold [ 3,087,838 and 13,169,260 shares, respectively ]	38,509,435	143,153,010
Capital shares issued in reinvestment of dividends [ 0 and 881,022 shares, respectively ]	—	10,600,258
Capital shares repurchased [ (9,313,153) and (16,635,385) shares, respectively ]	(115,477,266)	(183,399,036)

Total Class IB transactions	(76,967,831)	(29,645,768)

Class K
Capital shares sold [ 155,773 and 667,242 shares, respectively ]	1,960,951	7,202,312
Capital shares issued in reinvestment of dividends [ 0 and 19,503 shares, respectively ]	—	237,866
Capital shares repurchased [ (189,982) and (3,962,308) shares, respectively ]	(2,395,390)	(46,024,647)

Total Class K transactions	(434,439)	(38,584,469)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(72,745,254)	(63,638,832)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,573,693	330,259,669
NET ASSETS:
Beginning of period	1,587,698,863	1,257,439,194

End of period (a)	$1,623,272,556	$1,587,698,863

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,664,139	$31,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.46	$9.47	$8.16	$8.42	$6.74	$5.00

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.07 (e)	0.06 (e)	0.07 (e)	0.07 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.84	3.01	1.34	(0.26)	1.69	1.75

Total from investment operations	0.89	3.08	1.40	(0.19)	1.76	1.82

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)	(0.07)	(0.08)	(0.08)

Net asset value, end of period	$13.35	$12.46	$9.47	$8.16	$8.42	$6.74

Total return (b)	7.14%	32.53%	17.17%	(2.17)%	26.09%	36.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,264	$64,672	$45,174	$40,464	$87,621	$128,836
Ratio of expenses to average net assets:
After waivers (a)	0.72%	0.73%	0.73%	0.48%	0.48%	0.51%
After waivers and fees paid indirectly (a)	0.72%	0.72%	0.73%	0.48%	0.48%	0.50%
Before fees paid indirectly (a)	0.72%	0.73%	0.73%	0.48%	0.48%	0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.72%	0.66%	0.67%	0.87%	0.95%	1.21%
After waivers and fees paid indirectly (a)	0.72%	0.67%	0.67%	0.87%	0.95%	1.21%
Before fees paid indirectly (a)	0.72%	0.66%	0.67%	0.87%	0.95%	1.20%
Portfolio turnover rate (z)	8%	15%	8%	14%	11%	16%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.29	$9.34	$8.05	$8.31	$6.65	$4.93

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.07 (e)	0.06 (e)	0.05 (e)	0.05 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.83	2.97	1.32	(0.26)	1.67	1.72

Total from investment operations	0.87	3.04	1.38	(0.21)	1.72	1.78

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)	(0.05)	(0.06)	(0.06)

Net asset value, end of period	$13.16	$12.29	$9.34	$8.05	$8.31	$6.65

Total return (b)	7.08%	32.54%	17.14%	(2.45)%	25.81%	36.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,522,453	$1,497,840	$1,162,125	$1,052,505	$1,201,887	$1,047,011
Ratio of expenses to average net assets:
After waivers (a)	0.72%	0.73%	0.73%	0.73%	0.73%	0.75%
After waivers and fees paid indirectly (a)	0.72%	0.72%	0.73%	0.73%	0.72%	0.74%
Before waivers and fees paid indirectly (a)	0.72%	0.73%	0.73%	0.73%	0.73%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.72%	0.66%	0.66%	0.65%	0.72%	1.07%
After waivers and fees paid indirectly (a)	0.72%	0.66%	0.66%	0.65%	0.72%	1.08%
Before waivers and fees paid indirectly (a)	0.72%	0.66%	0.66%	0.65%	0.72%	1.06%
Portfolio turnover rate (z)	8%	15%	8%	14%	11%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$12.46	$9.47	$8.16	$7.60

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.10 (e)	0.08 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and futures	0.84	3.01	1.35	0.60

Total from investment operations	0.90	3.11	1.43	0.63

Less distributions:
Dividends from net investment income	—	(0.12)	(0.12)	(0.07)

Net asset value, end of period	$13.36	$12.46	$9.47	$8.16

Total return (b)	7.22%	32.86%	17.47%	8.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,555	$25,187	$50,140	$43,319
Ratio of expenses to average net assets:
After waivers (a)	0.47%	0.48%	0.48%	0.48	%(c)
After waivers and fees paid indirectly (a)	0.47%	0.48%	0.48%	0.48	%(c)
Before fees paid indirectly (a)	0.47%	0.48%	0.48%	0.48	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.97%	0.87%	0.92%	1.21%
After waivers and fees paid indirectly (a)	0.97%	0.87%	0.92%	1.21%
Before fees paid indirectly (a)	0.97%	0.87%	0.92%	1.21%
Portfolio turnover rate (z)	8%	15%	8%	14%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2014	% of Net Assets
Commercial Paper	54.1%
Government Securities	20.1
Certificates of Deposit	19.5
Time Deposits	6.2
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,000.00	$0.45
Hypothetical (5% average return before expenses)	1,000.00	1,024.34	0.46
Class IB
Actual	1,000.00	1,000.00	0.45
Hypothetical (5% average return before expenses)	1,000.00	1,024.34	0.46

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.09% and 0.09%., respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT TERM DEBT SECURITIES:
Certificates of Deposit (19.5%)
Bank of Montreal/Illinois
0.13%, 8/12/14	$50,000,000	$50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
0.19%, 7/2/14	50,000,000	50,000,000
Branch Banking & Trust Co.
0.12%, 8/22/14	50,000,000	50,000,000
Norinchukin Bank/New York
0.20%, 9/5/14	50,000,000	50,000,000
State Street Bank & Trust Co.
0.15%, 7/14/14	50,000,000	50,000,000

Total Certificates of Deposit		250,000,000

Commercial Paper (54.1%)
Air Products & Chemicals, Inc.
0.06%, 7/10/14 (n)(p)	32,000,000	31,999,440
Automatic Data Processing, Inc.
0.00%, 7/1/14 (n)(p)	18,000,000	18,000,000
BP Capital Markets plc
0.07%, 7/15/14 (n)(p)	50,000,000	49,998,444
Chevron Corp.
0.08%, 7/28/14 (n)(p)	50,000,000	49,997,000
Coca-Cola Co.
0.09%, 8/6/14 (n)(p)	50,000,000	49,995,500
Exxon Mobil Corp.
0.07%, 7/7/14 (p)	14,123,000	14,122,812
General Electric Co.
0.00%, 7/1/14 (p)	50,000,000	50,000,000
HSBC USA, Inc.
0.00%, 7/1/14 (p)	20,000,000	20,000,000
John Deere Financial Ltd.
0.07%, 7/10/14 (n)(p)	12,500,000	12,499,750
0.07%, 7/11/14 (n)(p)	9,400,000	9,399,791
0.08%, 7/17/14 (n)(p)	9,000,000	8,999,680
Liberty Street Funding LLC
0.17%, 9/2/14 (n)(p)	45,000,000	44,986,613
MetLife Short Term Funding LLC
0.12%, 9/2/14 (n)(p)	48,000,000	47,989,920
National Australia Funding, Inc./Delaware
0.10%, 9/3/14 (n)(p)	50,000,000	49,990,667
Nestle Finance International Ltd.
0.05%, 7/9/14 (p)	50,000,000	49,999,333
Siemens Capital Co. LLC
0.07%, 7/7/14 (n)(p)	50,000,000	49,999,333
Sumitomo Mitsui Banking Corp.
0.21%, 8/27/14 (n)(p)	35,000,000	34,988,363
Sumitomo Mitsui Trust Bank Ltd./New York
0.20%, 9/3/14 (n)(p)	50,000,000	49,982,222
Toronto-Dominion Holdings USA, Inc.
0.13%, 8/7/14 (n)(p)	50,000,000	49,993,319

Total Commercial Paper		692,942,187

Government Securities (20.1%)
Federal Home Loan Bank
0.02%, 7/25/14 (o)(p)	$37,000,000	$36,999,507
U.S. Treasury Bills
0.04%, 10/30/14 (p)	150,000,000	149,977,312
0.04%, 11/6/14 (p)	70,000,000	69,988,800

Total Government Securities		256,965,619

Time Deposits (6.2%)
Australia and New Zealand Banking Group Ltd./Cayman Islands
0.06%, 7/1/14	40,000,000	40,000,000
Royal Bank of Canada/Ontario
0.05%, 7/1/14	40,000,000	40,000,000

Total Time Deposits		80,000,000

Total Investments (99.9%) (Amortized Cost $1,279,907,806)		1,279,907,806
Other Assets Less Liabilities (0.1%)		1,313,591

Net Assets (100%)		$1,281,221,397

Federal Income Tax Cost of Investments		$1,279,907,806

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2014.
(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,279,907,806	$—	$1,279,907,806

Total Assets	$—	$1,279,907,806	$—	$1,279,907,806

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,279,907,806	$—	$1,279,907,806

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Amortized Cost $1,279,907,806)	$1,279,907,806
Cash	1,716,166
Dividends, interest and other receivables	60,509
Other assets	12,069

Total assets	1,281,696,550

LIABILITIES
Administrative fees payable	90,800
Trustees’ fees payable	3,324
Accrued expenses	381,029

Total liabilities	475,153

NET ASSETS	$1,281,221,397

Net assets were comprised of:
Paid in capital	$1,281,212,749
Accumulated undistributed net investment income (loss)	82
Accumulated undistributed net realized gain (loss) on investments	8,566

Net assets	$1,281,221,397

Class IA
Net asset value, offering and redemption price per share, $394,958,703 / 394,753,189 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $886,262,694 / 886,256,027 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$582,257

EXPENSES
Investment management fees	2,167,014
Distribution fees – Class IB	1,095,053
Administrative fees	661,983
Distribution fees – Class IA	500,364
Printing and mailing expenses	67,088
Custodian fees	33,224
Professional fees	31,051
Trustees’ fees	17,833
Miscellaneous	17,144

Gross expenses	4,590,754
Less: Waiver from investment manager	(2,413,080)
Waiver from distributor	(1,595,417)

Net expenses	582,257

NET INVESTMENT INCOME (LOSS)	—

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments	7,243

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,243

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,243

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$—	$82
Net realized gain (loss) on investments	7,243	8,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,243	8,479

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(2,683)
Class IB	—	(5,810)

TOTAL DISTRIBUTIONS	—	(8,493)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 164,607,765 and 306,511,002 shares, respectively ]	164,693,250	306,669,776
Capital shares issued in reinvestment of distributions [ 0 and 2,683 shares, respectively ]	—	2,683
Capital shares repurchased [ (177,771,601) and (322,522,287) shares, respectively ]	(177,864,043)	(322,689,286)

Total Class IA transactions	(13,170,793)	(16,016,827)

Class IB
Capital shares sold [ 1,622,846,943 and 3,073,125,284 shares, respectively ]	1,622,857,914	3,073,142,497
Capital shares issued in reinvestment of distributions [ 0 and 5,810 shares, respectively ]	—	5,810
Capital shares repurchased [ (1,647,898,264) and (3,098,210,483) shares, respectively ]	(1,647,909,117)	(3,098,227,211)

Total Class IB transactions	(25,051,203)	(25,078,904)

Class K†
Capital shares sold [ 0 and 1,203,665 shares, respectively ]	—	1,203,665
Capital shares repurchased [ 0 and (1,203,665) shares, respectively ]	—	(1,203,665)

Total Class K transactions	—	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(38,221,996)	(41,095,731)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,214,753)	(41,095,745)
NET ASSETS:
Beginning of period	1,319,436,150	1,360,531,895

End of period (a)	$1,281,221,397	$1,319,436,150

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$82	$82

† Class K commenced operations on October 29, 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IA			2013		2012	2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	—	#(e)	— (e)	—	(e)	—	#(e)	—	#(e)
Net realized and unrealized gain (loss) on investments	—	#	—	#	— #	—	#	—	#	—	#

Total from investment operations	—	#	—	#	— #	—	#	—	#	—	#

Less distributions:
Dividends from net investment income	—		—		—	—	#	—	#	—	#
Distributions from net realized gains	—		—	#	—	—	#	—		—

Total dividends and distributions	—		—	#	—	—	#	—	#	—	#

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total return (b)	0.00%		0.00%		0.00%	0.01%		0.08%		0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$394,959		$408,127		$424,144	$552,153		$609,865		$676,438
Ratio of expenses to average net assets:
After waivers (a)	0.09%		0.11%		0.12%	0.13%		0.14%		0.07%
Before waivers (a)	0.72%		0.72%		0.72%	0.46%		0.46%		0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%		—	%‡‡	—%	—%		0.09%		0.24%
Before waivers (a)	(0.63)%		(0.61)%		(0.60)%	(0.33)%		(0.23)%		(0.15)%

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IB			2013		2012	2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	—	#(e)	— (e)	—	(e)	—	#(e)	—	#(e)
Net realized and unrealized gain (loss) on investments	—	#	—	#	— #	—	#	—	#	—	#

Total from investment operations	—	#	—	#	— #	—	#	—	#	—	#

Less distributions:
Dividends from net investment income	—		—		—	—	#	—	#	—
Distributions from net realized gains	—		—	#	—	—	#	—		—

Total dividends and distributions	—		—	#	—	—	#	—	#	—

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total return (b)	0.00%		0.00%		0.00%	0.01%		0.00%		0.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$886,263		$911,309		$936,388	$951,199		$973,940		$1,320,835
Ratio of expenses to average net assets:
After waivers (a)	0.09%		0.11%		0.12%	0.12%		0.23%		0.32%
Before waivers (a)	0.72%		0.72%		0.72%	0.71%		0.71%		0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%		—	%‡‡	—%	—%		—	%‡‡	(0.01)%
Before waivers (a)	(0.63)%		(0.61)%		(0.60)%	(0.59)%		(0.48)%		(0.41)%
#	Per share amount is less than $0.005.
‡‡	Percent shown is less than 0.005%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Health Care	23.2%
Consumer Staples	21.4
Information Technology	16.4
Consumer Discretionary	10.4
Industrials	8.7
Financials	6.3
Energy	5.8
Materials	3.4
Cash and Other	4.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,031.50	$5.79
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76
Class IB
Actual	1,000.00	1,030.10	5.79
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.15% and 1.15%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.4%)
Hotels, Restaurants & Leisure (4.9%)
Starbucks Corp.	78,185	$6,049,956
Yum! Brands, Inc.	45,800	3,718,960

		9,768,916

Internet & Catalog Retail (2.0%)
Priceline Group, Inc.*	3,273	3,937,419

Specialty Retail (1.2%)
TJX Cos., Inc.	46,462	2,469,455

Textiles, Apparel & Luxury Goods (2.3%)
NIKE, Inc., Class B	32,593	2,527,587
Ralph Lauren Corp.	12,787	2,054,743

		4,582,330

Total Consumer Discretionary		20,758,120

Consumer Staples (21.4%)
Beverages (3.8%)
PepsiCo, Inc.	84,380	7,538,509

Food & Staples Retailing (5.1%)
Costco Wholesale Corp.	18,662	2,149,116
Walgreen Co.	108,300	8,028,279

		10,177,395

Food Products (3.8%)
Mondelez International, Inc., Class A	203,166	7,641,073

Household Products (5.6%)
Colgate-Palmolive Co.	84,222	5,742,256
Procter & Gamble Co.	69,005	5,423,103

		11,165,359

Personal Products (3.1%)
Estee Lauder Cos., Inc., Class A	83,253	6,182,368

Total Consumer Staples		42,704,704

Energy (5.8%)
Energy Equipment & Services (2.6%)
Schlumberger Ltd.	43,400	5,119,030

Oil, Gas & Consumable Fuels (3.2%)
Occidental Petroleum Corp.	63,223	6,488,576

Total Energy		11,607,606

Financials (6.3%)
Banks (2.3%)
Wells Fargo & Co.	85,957	4,517,900

Capital Markets (1.0%)
State Street Corp.	28,897	1,943,612

Consumer Finance (3.0%)
American Express Co.	64,270	6,097,295

Total Financials		12,558,807

Health Care (23.2%)
Biotechnology (7.7%)
Biogen Idec, Inc.*	22,977	7,244,878
Gilead Sciences, Inc.*	96,600	8,009,106

		15,253,984

Health Care Equipment & Supplies (4.1%)
Abbott Laboratories	149,372	$6,109,315
Stryker Corp.	24,707	2,083,294

		8,192,609

Health Care Providers & Services (5.6%)
AmerisourceBergen Corp.	56,783	4,125,853
McKesson Corp.	37,936	7,064,063

		11,189,916

Life Sciences Tools & Services (2.4%)
Thermo Fisher Scientific, Inc.	40,000	4,720,000

Pharmaceuticals (3.4%)
Allergan, Inc.	40,206	6,803,659

Total Health Care		46,160,168

Industrials (8.7%)
Air Freight & Logistics (3.7%)
United Parcel Service, Inc., Class B	71,696	7,360,311

Industrial Conglomerates (2.1%)
General Electric Co.	161,814	4,252,472

Road & Rail (1.9%)
Union Pacific Corp.	37,250	3,715,688

Trading Companies & Distributors (1.0%)
W.W. Grainger, Inc.	7,633	1,940,843

Total Industrials		17,269,314

Information Technology (16.4%)
Communications Equipment (5.7%)
Juniper Networks, Inc.*	212,311	5,210,112
QUALCOMM, Inc.	78,028	6,179,817

		11,389,929

Internet Software & Services (6.0%)
eBay, Inc.*	70,494	3,528,930
Google, Inc., Class A*	10,666	6,236,090
Google, Inc., Class C*	3,668	2,110,127

		11,875,147

IT Services (4.7%)
Accenture plc, Class A	48,709	3,937,636
Visa, Inc., Class A	25,872	5,451,489

		9,389,125

Total Information Technology		32,654,201

Materials (3.4%)
Chemicals (3.4%)
Monsanto Co.	54,502	6,798,579

Total Materials		6,798,579

Total Investments (95.6%) (Cost $133,042,235)		190,511,499
Other Assets Less Liabilities (4.4%)		8,857,235

Net Assets (100%)		$199,368,734

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$20,758,120	$—	$—	$20,758,120
Consumer Staples	42,704,704	—	—	42,704,704
Energy	11,607,606	—	—	11,607,606
Financials	12,558,807	—	—	12,558,807
Health Care	46,160,168	—	—	46,160,168
Industrials	17,269,314	—	—	17,269,314
Information Technology	32,654,201	—	—	32,654,201
Materials	6,798,579	—	—	6,798,579

Total Assets	$190,511,499	$—	$—	$190,511,499

Total Liabilities	$—	$—	$—	$—

Total	$190,511,499	$—	$—	$190,511,499

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,695,972
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$64,888,455

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,467,403
Aggregate gross unrealized depreciation	(389,241)

Net unrealized appreciation	$57,078,162

Federal income tax cost of investments	$133,433,337

For the six months ended June 30, 2014, the Portfolio incurred approximately $3,686 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $133,042,235)	$190,511,499
Cash	11,623,567
Receivable for securities sold	1,070,586
Dividends, interest and other receivables	192,248
Receivable from Separate Accounts for Trust shares sold	42,868
Other assets	995

Total assets	203,441,763

LIABILITIES
Payable for securities purchased	3,782,741
Investment management fees payable	121,179
Payable to Separate Accounts for Trust shares redeemed	59,754
Distribution fees payable – Class IB	36,194
Administrative fees payable	31,503
Distribution fees payable – Class IA	4,797
Trustees’ fees payable	132
Accrued expenses	36,729

Total liabilities	4,073,029

NET ASSETS	$199,368,734

Net assets were comprised of:
Paid in capital	$127,333,758
Accumulated undistributed net investment income (loss)	192,701
Accumulated undistributed net realized gain (loss) on investments	14,373,011
Net unrealized appreciation (depreciation) on investments	57,469,264

Net assets	$199,368,734

Class IA
Net asset value, offering and redemption price per share, $23,470,549 / 2,991,581 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.85

Class IB
Net asset value, offering and redemption price per share, $175,898,185 / 22,347,793 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$1,305,602
Interest	4,975

Total income	1,310,577

EXPENSES
Investment management fees	736,573
Distribution fees – Class IB	216,670
Administrative fees	114,583
Distribution fees – Class IA	28,854
Professional fees	17,155
Custodian fees	10,783
Printing and mailing expenses	10,251
Trustees’ fees	2,738
Miscellaneous	3,745

Gross expenses	1,141,352
Less: Waiver from investment manager	(11,740)

Net expenses	1,129,612

NET INVESTMENT INCOME (LOSS)	180,965

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	12,260,000
Net change in unrealized appreciation (depreciation) on investments	(6,524,200)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,735,800

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,916,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$180,965	$1,576,764
Net realized gain (loss) on investments	12,260,000	73,582,890
Net change in unrealized appreciation (depreciation) on investments	(6,524,200)	(4,444,073)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,916,765	70,715,581

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(182,976)
Class IB	—	(1,382,052)

	—	(1,565,028)

Distributions from net realized capital gains
Class IA	—	(3,178,409)
Class IB	—	(23,855,162)

	—	(27,033,571)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(28,598,599)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 250,247 and 992,983 shares, respectively ]	1,889,582	7,790,818
Capital shares issued in reinvestment of dividends and distributions [ 0 and 450,137 shares, respectively ]	—	3,361,385
Capital shares repurchased [ (358,496) and (1,824,993) shares, respectively ]	(2,727,871)	(14,576,394)

Total Class IA transactions	(838,289)	(3,424,191)

Class IB
Capital shares sold [ 366,603 and 2,241,837 shares, respectively ]	2,778,455	17,324,902
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,369,409 shares, respectively ]	—	25,237,214
Capital shares repurchased [ (1,651,061) and (6,899,839) shares, respectively ]	(12,552,351)	(53,672,676)
Capital shares repurchased in-kind (Note 9)[ 0 and (21,670,514) shares, respectively ]	—	(173,621,344)

Total Class IB transactions	(9,773,896)	(184,731,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,612,185)	(188,156,095)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,695,420)	(146,039,113)
NET ASSETS:
Beginning of period	204,064,154	350,103,267

End of period (a)	$199,368,734	$204,064,154

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$192,701	$11,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
		2013	2012	2011	2010	2009
Net asset value, beginning of period	$7.61	$6.97	$6.25	$6.11	$5.67	$4.39

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.04 (e)	0.06 (e)	0.05 (e)	0.05 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments	0.23	1.84	0.72	0.14	0.44	1.28

Total from investment operations	0.24	1.88	0.78	0.19	0.49	1.31

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.05)	(0.05)	(0.03)
Distributions from net realized gains	—	(1.17)	—	—	—	—

Total dividends and distributions	—	(1.24)	(0.06)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$7.85	$7.61	$6.97	$6.25	$6.11	$5.67

Total return (b)	3.15%	27.32%	12.48%	3.09%	8.61%	29.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,471	$23,596	$24,281	$22,958	$22,437	$10,532
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%	0.89%	0.89%	0.91%
After waivers and fees paid indirectly (a)	1.15%	1.12%	1.12%	0.85%	0.86%	0.88%
Before waivers and fees paid indirectly (a)	1.16%	1.15%	1.15%	0.89%	0.89%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.19%	0.47%	0.81%	0.72%	0.83%	0.60%
After waivers and fees paid indirectly (a)	0.19%	0.51%	0.84%	0.75%	0.86%	0.63%
Before waivers and fees paid indirectly (a)	0.17%	0.47%	0.81%	0.72%	0.83%	0.60%
Portfolio turnover rate (z)	28%	51%	46%	52%	55%	41%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
		2013	2012	2011	2010	2009
Net asset value, beginning of period	$7.64	$6.99	$6.27	$6.12	$5.69	$4.40

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.04 (e)	0.06 (e)	0.03 (e)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments	0.22	1.85	0.72	0.15	0.43	1.29

Total from investment operations	0.23	1.89	0.78	0.18	0.46	1.31

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	—	(1.17)	—	—	—	—

Total dividends and distributions	—	(1.24)	(0.06)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$7.87	$7.64	$6.99	$6.27	$6.12	$5.69

Total return (b)	3.01%	27.39%	12.44%	2.99%	8.14%	29.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$175,898	$180,469	$325,822	$318,200	$352,867	$360,580
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%	1.14%	1.14%	1.16%
After waivers and fees paid indirectly (a)	1.15%	1.12%	1.11%	1.10%	1.11%	1.13%
Before waivers and fees paid indirectly (a)	1.16%	1.15%	1.15%	1.14%	1.14%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.18%	0.51%	0.80%	0.47%	0.53%	0.36%
After waivers and fees paid indirectly (a)	0.18%	0.55%	0.83%	0.50%	0.56%	0.39%
Before waivers and fees paid indirectly (a)	0.17%	0.51%	0.80%	0.47%	0.53%	0.36%
Portfolio turnover rate (z)	28%	51%	46%	52%	55%	41%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	33.3%
Consumer Discretionary	17.6
Health Care	17.6
Industrials	13.9
Financials	6.5
Consumer Staples	6.3
Energy	1.0
Cash and Other	3.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$999.00	$5.32
Hypothetical (5% average return before expenses)	1,000.00	1,019.47	5.38
Class IB
Actual	1,000.00	999.00	5.32
Hypothetical (5% average return before expenses)	1,000.00	1,019.47	5.38
Class K
Actual	1,000.00	1,000.50	4.09
Hypothetical (5% average return before expenses)	1,000.00	1,020.71	4.13

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.07%, 1.07% and 0.82%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.6%)
Automobiles (3.7%)
Tesla Motors, Inc.*	172,347	$41,373,621

Hotels, Restaurants & Leisure (2.8%)
Dunkin’ Brands Group, Inc.	236,064	10,814,092
Panera Bread Co., Class A*	140,462	21,045,421

		31,859,513

Internet & Catalog Retail (4.0%)
ASOS plc*	69,920	3,541,968
Ctrip.com International Ltd. (ADR)*	191,382	12,256,103
Groupon, Inc.*	890,775	5,896,931
TripAdvisor, Inc.*	105,095	11,419,623
zulily, Inc., Class A*	306,781	12,562,682

		45,677,307

Media (0.9%)
Aimia, Inc.	608,102	10,645,560

Multiline Retail (2.2%)
Dollar Tree, Inc.*	450,001	24,507,054

Textiles, Apparel & Luxury Goods (4.0%)
Carter’s, Inc.	351,789	24,248,816
Michael Kors Holdings Ltd.*	115,372	10,227,728
Moncler S.p.A.	680,015	11,276,160

		45,752,704

Total Consumer Discretionary		199,815,759

Consumer Staples (6.3%)
Food Products (6.3%)
Keurig Green Mountain, Inc.	95,549	11,906,361
McCormick & Co., Inc. (Non-Voting)	318,906	22,830,481
Mead Johnson Nutrition Co.	398,437	37,122,375

Total Consumer Staples		71,859,217

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Range Resources Corp.	129,745	11,281,328

Total Energy		11,281,328

Financials (6.5%)
Diversified Financial Services (2.5%)
MSCI, Inc.*	621,039	28,474,638

Insurance (4.0%)
Arch Capital Group Ltd.*	396,954	22,801,038
Progressive Corp.	871,580	22,103,269

		44,904,307

Total Financials		73,378,945

Health Care (17.6%)
Biotechnology (1.5%)
Alnylam Pharmaceuticals, Inc.*	53,690	3,391,598
Intercept Pharmaceuticals, Inc.*	4,910	1,161,853
Ironwood Pharmaceuticals, Inc.*	509,606	$7,812,260
Pharmacyclics, Inc.*	27,465	2,463,885
Seattle Genetics, Inc.*	64,267	2,458,213

		17,287,809

Health Care Equipment & Supplies (3.7%)
Intuitive Surgical, Inc.*	100,474	41,375,193

Health Care Providers & Services (0.9%)
Qualicorp S.A.*	884,130	10,451,901

Health Care Technology (2.9%)
athenahealth, Inc.*	262,758	32,878,909

Life Sciences Tools & Services (6.0%)
Illumina, Inc.*	383,187	68,414,207

Pharmaceuticals (2.6%)
Endo International plc*	409,919	28,702,528

Total Health Care		199,110,547

Industrials (13.9%)
Aerospace & Defense (2.1%)
TransDigm Group, Inc.	143,987	24,083,266

Commercial Services & Supplies (3.7%)
Edenred	976,244	29,602,792
Stericycle, Inc.*	104,496	12,374,416

		41,977,208

Electrical Equipment (0.4%)
SolarCity Corp.*	73,534	5,191,501

Machinery (2.4%)
Colfax Corp.*	359,632	26,806,969

Professional Services (5.3%)
IHS, Inc., Class A*	222,216	30,148,045
Verisk Analytics, Inc., Class A*	497,378	29,852,627

		60,000,672

Total Industrials		158,059,616

Information Technology (33.3%)
Communications Equipment (2.9%)
Motorola Solutions, Inc.	389,875	25,953,979
Palo Alto Networks, Inc.*	88,764	7,442,861

		33,396,840

Internet Software & Services (11.2%)
LinkedIn Corp., Class A*	234,779	40,257,555
MercadoLibre, Inc.	62,138	5,927,965
Pandora Media, Inc.*	454,189	13,398,575
Qihoo 360 Technology Co., Ltd. (ADR)*	126,256	11,620,602
Twitter, Inc.*	1,081,012	44,289,062
Youku Tudou, Inc. (ADR)*	508,309	12,128,253

		127,622,012

IT Services (4.8%)
FleetCor Technologies, Inc.*	212,422	27,997,220
Gartner, Inc.*	369,500	26,057,140

		54,054,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)
Software (13.3%)
FireEye, Inc.*	589,037	$23,885,450
NetSuite, Inc.*	97,840	8,500,339
ServiceNow, Inc.*	220,304	13,650,036
Solera Holdings, Inc.	511,286	34,332,855
Splunk, Inc.*	550,981	30,485,779
Tableau Software, Inc., Class A*	30,237	2,156,805
Workday, Inc., Class A*	372,507	33,473,479
Zynga, Inc., Class A*	1,394,156	4,475,241

		150,959,984

Technology Hardware, Storage & Peripherals (1.1%)
3D Systems Corp.*	98,484	5,889,343
Stratasys Ltd.*	53,552	6,085,114

		11,974,457

Total Information Technology		378,007,653

Total Common Stocks (96.2%) (Cost $830,598,139)		1,091,513,065

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000% (b)*†	1,405,653	—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

Total Investments (96.2%) (Cost $834,112,270)		$1,091,513,065
Other Assets Less Liabilities (3.8%)		43,444,084

Net Assets (100%)		$1,134,957,149

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$184,997,631	$14,818,128	$—		$199,815,759
Consumer Staples	71,859,217	—	—		71,859,217
Energy	11,281,328	—	—		11,281,328
Financials	73,378,945	—	—		73,378,945
Health Care	199,110,547	—	—		199,110,547
Industrials	128,456,824	29,602,792	—		158,059,616
Information Technology	378,007,653	—	—		378,007,653
Preferred Stocks
Consumer Discretionary	—	—	—	†	—

Total Assets	$1,047,092,145	$44,420,920	$—		$1,091,513,065

Total Liabilities	$—	$—	$—		$—

Total	$1,047,092,145	$44,420,920	$—		$1,091,513,065

† Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(7,129)	—	(7,129)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(7,129)	$—	$(7,129)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(751)	—	(751)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(751)	$—	$(751)

^ The Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $170,000 for one month during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$263,880,676
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$306,253,500

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$321,147,887
Aggregate gross unrealized depreciation	(62,789,385)

Net unrealized appreciation	$258,358,502

Federal income tax cost of investments	$833,154,563

For the six months ended June 30, 2014, the Portfolio incurred approximately $104 as brokerage commissions with Bank of America Corp., $1,949 with Citation Financial Group and $23,055 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $834,112,270)	$1,091,513,065
Cash	43,830,626
Foreign cash (Cost $4,636)	4,666
Receivable from Separate Accounts for Trust shares sold	745,653
Dividends, interest and other receivables	444,372
Receivable for securities sold	15,329
Other assets	12,409

Total assets	1,136,566,120

LIABILITIES
Investment management fees payable	628,427
Payable to Separate Accounts for Trust shares redeemed	554,556
Distribution fees payable – Class IB	197,457
Administrative fees payable	106,504
Distribution fees payable – Class IA	18,749
Trustees’ fees payable	1,139
Accrued expenses	102,139

Total liabilities	1,608,971

NET ASSETS	$1,134,957,149

Net assets were comprised of:
Paid in capital	$789,612,620
Accumulated undistributed net investment income (loss)	2,615,622
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	85,325,185
Net unrealized appreciation (depreciation) on investments and foreign currency translations	257,403,722

Net assets	$1,134,957,149

Class IA
Net asset value, offering and redemption price per share, $94,844,830 / 4,642,339 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.43

Class IB
Net asset value, offering and redemption price per share, $992,103,211 / 49,091,566 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.21

Class K
Net asset value, offering and redemption price per share, $48,009,108 / 2,340,732 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.51

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $205,959 foreign withholding tax)	$7,593,501
Interest	23,421

Total income	7,616,922

EXPENSES
Investment management fees	3,914,469
Distribution fees – Class IB	1,234,285
Administrative fees	586,852
Distribution fees – Class IA	116,649
Printing and mailing expenses	57,435
Professional fees	27,489
Custodian fees	26,779
Trustees’ fees	15,442
Miscellaneous	17,644

Total expenses	5,997,044

NET INVESTMENT INCOME (LOSS)	1,619,878

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	65,051,093
Foreign currency transactions	(28,241)

Net realized gain (loss)	65,022,852

Change in unrealized appreciation (depreciation) on:
Investments	(69,646,734)
Foreign currency translations	1,116

Net change in unrealized appreciation (depreciation)	(69,645,618)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,622,766)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,002,888)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,619,878	$(4,071,710)
Net realized gain (loss) on investments and foreign currency transactions	65,022,852	88,505,557
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(69,645,618)	252,618,386

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,002,888)	337,052,233

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(5,304,161)
Class IB	—	(56,712,910)
Class K	—	(2,580,104)

TOTAL DISTRIBUTIONS	—	(64,597,175)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 567,379 and 825,849 shares, respectively ]	11,619,418	15,619,682
Capital shares issued in reinvestment of distributions [ 0 and 268,382 shares, respectively ]	—	5,304,161
Capital shares repurchased [ (587,282) and (1,316,565) shares, respectively ]	(11,801,348)	(24,107,544)

Total Class IA transactions	(181,930)	(3,183,701)

Class IB
Capital shares sold [ 3,305,711 and 4,880,033 shares, respectively ]	67,016,892	90,798,189
Capital shares issued in reinvestment of distributions [ 0 and 2,900,967 shares, respectively ]	—	56,712,910
Capital shares repurchased [ (4,791,345) and (10,479,854) shares, respectively ]	(95,291,396)	(188,610,923)

Total Class IB transactions	(28,274,504)	(41,099,824)

Class K
Capital shares sold [ 287,200 and 393,451 shares, respectively ]	5,877,139	7,366,407
Capital shares issued in reinvestment of distributions [ 0 and 130,213 shares, respectively ]	—	2,580,104
Capital shares repurchased [ (257,999) and (643,895) shares, respectively ]	(5,184,072)	(11,736,968)

Total Class K transactions	693,067	(1,790,457)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(27,763,367)	(46,073,982)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,766,255)	226,381,076
NET ASSETS:
Beginning of period	1,165,723,404	939,342,328

End of period (a)	$1,134,957,149	$1,165,723,404

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,615,622	$995,744

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IA			2013		2012	2011		2010	2009
Net asset value, beginning of period	$20.45		$15.64		$14.69	$17.27		$13.08	$8.31

Income (loss) from investment operations:
Net investment income (loss)	0.03	##(e)	(0.07	)(e)	0.05 (e)	(0.04	)(e)	0.05 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)		6.06		1.23	(1.27)		4.21	4.76

Total from investment operations	(0.02)		5.99		1.28	(1.31)		4.26	4.77

Less distributions:
Dividends from net investment income	—		—		(0.04)	(0.04)		(0.06)	—
Distributions from net realized gains	—		(1.18)		(0.26)	(1.23)		(0.01)	—
Return of capital	—		—		(0.03)	—		—	—

Total dividends and distributions	—		(1.18)		(0.33)	(1.27)		(0.07)	—

Net asset value, end of period	$20.43		$20.45		$15.64	$14.69		$17.27	$13.08

Total return (b)	(0.10)%		38.59%		8.76%	(7.46)%		32.57%	57.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,845		$95,333		$76,410	$75,634		$119,147	$79,442
Ratio of expenses to average net assets:
After waivers (a)	1.07%		1.08%		1.09%	0.83%		0.83%	0.85%
After waivers and fees paid indirectly (a)	1.07%		1.07%		1.08%	0.82%		0.81%	0.83%
Before waivers and fees paid indirectly (a)	1.07%		1.08%		1.09%	0.83%		0.83%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.28%		(0.42)%		0.34%	(0.22)%		0.32%	0.08%
After waivers and fees paid indirectly (a)	0.28%		(0.41)%		0.35%	(0.21)%		0.34%	0.10%
Before waivers and fees paid indirectly (a)	0.28%		(0.42)%		0.34%	(0.22)%		0.32%	0.06%
Portfolio turnover rate (z)	24%		48%		34%	32%		34%	33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IB			2013		2012	2011		2010	2009
Net asset value, beginning of period	$20.23		$15.48		$14.54	$17.16		$12.99	$8.27

Income (loss) from investment operations:
Net investment income (loss)	0.03	##(e)	(0.07	)(e)	0.05 (e)	(0.08	)(e)	0.01 (e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)		6.00		1.22	(1.27)		4.19	4.74

Total from investment operations	(0.02)		5.93		1.27	(1.35)		4.20	4.72

Less distributions:
Dividends from net investment income	—		—		(0.04)	(0.04)		(0.02)	—
Distributions from net realized gains	—		(1.18)		(0.26)	(1.23)		(0.01)	—
Return of capital	—		—		(0.03)	—		—	—

Total dividends and distributions	—		(1.18)		(0.33)	(1.27)		(0.03)	—

Net asset value, end of period	$20.21		$20.23		$15.48	$14.54		$17.16	$12.99

Total return (b)	(0.10)%		38.60%		8.77%	(7.74)%		32.31%	57.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$992,103		$1,022,999		$824,892	$795,511		$823,300	$521,616
Ratio of expenses to average net assets:
After waivers (a)	1.07%		1.08%		1.09%	1.08%		1.08%	1.10%
After waivers and fees paid indirectly (a)	1.07%		1.07%		1.08%	1.07%		1.06%	1.08%
Before waivers and fees paid indirectly (a)	1.07%		1.08%		1.09%	1.08%		1.08%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.28%		(0.41)%		0.34%	(0.46)%		0.06%	(0.17)%
After waivers and fees paid indirectly (a)	0.28%		(0.40)%		0.35%	(0.45)%		0.09%	(0.15)%
Before waivers and fees paid indirectly (a)	0.28%		(0.41)%		0.34%	(0.46)%		0.06%	(0.19)%
Portfolio turnover rate (z)	24%		48%		34%	32%		34%	33%

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,			December 1, 2011* to December 31, 2011
Class K			2013		2012
Net asset value, beginning of period	$20.50		$15.64		$14.69	$16.61

Income (loss) from investment operations:
Net investment income (loss)	0.05	##(e)	(0.03	)(e)	0.10 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)		6.07		1.22	(0.69)

Total from investment operations	0.01		6.04		1.32	(0.69)

Less distributions:
Dividends from net investment income	—		—		(0.08)	—
Distributions from net realized gains	—		(1.18)		(0.26)	(1.23)
Return of capital	—		—		(0.03)	—

Total dividends and distributions	—		(1.18)		(0.37)	(1.23)

Net asset value, end of period	$20.51		$20.50		$15.64	$14.69

Total return (b)	0.05%		38.91%		9.03%	(4.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,009		$47,392		$38,041	$35,646
Ratio of expenses to average net assets:
After waivers (a)	0.82%		0.83%		0.84%	0.85%
After waivers and fees paid indirectly (a)	0.82%		0.82%		0.83%	0.85%
Before waivers and fees paid indirectly (a)	0.82%		0.83%		0.84%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.54%		(0.16)%		0.61%	0.11%
After waivers and fees paid indirectly (a)	0.54%		(0.15)%		0.63%	0.11%
Before waivers and fees paid indirectly (a)	0.54%		(0.16)%		0.61%	0.11%
Portfolio turnover rate (z)	24%		48%		34%	32%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
##	Includes income resulting from special divident. Without this dividend the per share income amounts would be $(0.04), $(0.04) and $(0.01) for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1001

EQ/NATURAL RESOURCES PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Energy	68.4%
Materials	29.6
Consumer Staples	0.9
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,117.40	$5.77
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,119.30	4.47
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1002

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Chemicals (9.3%)
Commodity Chemicals (0.7%)
LyondellBasell Industries N.V., Class A	1,568	$153,115

Diversified Chemicals (0.8%)
Dow Chemical Co.	1,500	77,190
FMC Corp.	1,282	91,266

		168,456

Fertilizers & Agricultural Chemicals (4.5%)
Agrium, Inc.	586	53,682
CF Industries Holdings, Inc.	225	54,119
Israel Chemicals Ltd.	1,806	15,473
Israel Corp., Ltd.*	11	6,267
K+S AG (Registered)	699	22,986
Monsanto Co.	3,307	412,515
Mosaic Co.	1,311	64,829
Potash Corp. of Saskatchewan, Inc.	3,458	131,508
Syngenta AG (Registered)	378	140,791
Yara International ASA	735	36,823

		938,993

Industrial Gases (0.9%)
Linde AG	300	63,796
Praxair, Inc.	972	129,120

		192,916

Specialty Chemicals (2.4%)
Akzo Nobel N.V.	800	59,975
Celanese Corp.	1,100	70,708
Croda International plc	900	33,901
Cytec Industries, Inc.	400	42,168
Ecolab, Inc.	656	73,039
International Flavors & Fragrances, Inc.	600	62,568
Sherwin-Williams Co.	500	103,456
Sigma-Aldrich Corp.	451	45,767

		491,582

Total Chemicals		1,945,062

Construction Materials (0.9%)
Construction Materials (0.9%)
Cemex S.A.B. de C.V. (ADR)*	10,916	144,419
HeidelbergCement AG	400	34,139

Total Construction Materials		178,558

Energy Equipment & Services (3.3%)
Oil & Gas Drilling (0.6%)
Ensco plc, Class A	700	38,899
Helmerich & Payne, Inc.	500	58,055
Patterson-UTI Energy, Inc.	1,000	34,940

		131,894

Oil & Gas Equipment & Services (2.7%)
FMC Technologies, Inc.*	300	18,321
Halliburton Co.	4,137	293,768
Mullen Group Ltd.	1,293	37,225
Oceaneering International, Inc.	500	39,065

ShawCor Ltd.	778	$43,266
Superior Energy Services, Inc.	1,000	36,140
Weatherford International plc*	3,700	85,100

		552,885

Total Energy Equipment & Services		684,779

Food Products (0.9%)
Agricultural Products (0.9%)
Archer-Daniels-Midland Co.	2,670	117,774
Bunge Ltd.	599	45,308
Golden Agri-Resources Ltd.	27,974	12,451
Wilmar International Ltd.	7,699	19,697

Total Food Products		195,230

Metals & Mining (18.3%)
Aluminum (0.5%)
Alcoa, Inc.	4,370	65,069
Alumina Ltd.*	10,241	13,037
Norsk Hydro ASA	5,453	29,186

		107,292

Diversified Metals & Mining (11.3%)
Anglo American plc	5,654	138,370
Antofagasta plc	1,599	20,880
BHP Billiton Ltd.	13,024	440,887
BHP Billiton plc	13,975	451,908
Boliden AB	1,109	16,092
First Quantum Minerals Ltd.	6,796	145,340
Freeport-McMoRan Copper & Gold, Inc.	4,211	153,702
Glencore plc*	54,577	304,074
Iluka Resources Ltd.	1,698	13,017
Lundin Mining Corp.*	17,305	95,197
Mitsubishi Materials Corp.	4,061	14,231
Rio Tinto Ltd.	1,768	98,878
Rio Tinto plc	6,081	323,502
Royal Nickel Corp.*	8,200	4,841
Sumitomo Metal Mining Co., Ltd.	2,370	38,484
Teck Resources Ltd., Class B	2,299	52,485
Turquoise Hill Resources Ltd.*	3,264	10,920
Western Areas Ltd.	10,297	44,858

		2,367,666

Gold (3.3%)
Agnico Eagle Mines Ltd.	833	31,898
Barrick Gold Corp.	4,723	86,487
Eldorado Gold Corp.	8,774	67,097
Franco-Nevada Corp.	1,296	74,392
Goldcorp, Inc.	6,193	172,838
Kinross Gold Corp.*	4,637	19,208
New Gold, Inc.*	2,042	12,956
Newcrest Mining Ltd.*	3,108	30,831
Newmont Mining Corp.	2,020	51,389
Primero Mining Corp.*	5,000	40,064
Randgold Resources Ltd.	357	29,773
Sulliden Gold Corp. Ltd.*	35,400	45,782
Yamana Gold, Inc.	3,527	29,021

		691,736

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Precious Metals & Minerals (0.1%)
Fresnillo plc	897	$13,386

Silver (0.5%)
Silver Wheaton Corp.	4,150	109,210

Steel (2.6%)
ArcelorMittal S.A.	4,052	60,089
Daido Steel Co., Ltd.	278	1,421
Fortescue Metals Group Ltd.	6,313	25,895
Hitachi Metals Ltd.	874	13,234
JFE Holdings, Inc.	2,026	41,818
Kobe Steel Ltd.	11,803	17,709
Maruichi Steel Tube Ltd.	212	5,692
Nippon Steel & Sumitomo Metal Corp.	30,428	97,317
Nucor Corp.	2,665	131,252
ThyssenKrupp AG*	3,896	113,579
Voestalpine AG	455	21,653
Yamato Kogyo Co., Ltd.	189	5,541

		535,200

Total Metals & Mining		3,824,490

Oil, Gas & Consumable Fuels (65.1%)
Coal & Consumable Fuels (0.6%)
Cameco Corp.	1,605	31,482
CONSOL Energy, Inc.	930	42,845
Fission Uranium Corp.*	26,200	28,237
Peabody Energy Corp.	1,100	17,985

		120,549

Integrated Oil & Gas (38.1%)
BG Group plc	13,826	292,223
BP plc	74,888	659,913
Cenovus Energy, Inc.	3,066	99,389
Chevron Corp.	8,804	1,149,363
Eni S.p.A.	10,316	282,231
Exxon Mobil Corp.	19,998	2,013,400
Galp Energia SGPS S.A.	1,564	28,654
Hess Corp.	1,188	117,481
Husky Energy, Inc.	1,396	45,083
Imperial Oil Ltd.	1,203	63,394
Occidental Petroleum Corp.	3,223	330,776
OMV AG	598	27,022
Origin Energy Ltd.	4,466	61,568
Repsol S.A.	3,581	94,441
Royal Dutch Shell plc, Class A	25,725	1,085,809
Statoil ASA	4,526	139,015
Suncor Energy, Inc. (Toronto Exchange)	15,684	668,780
Total S.A.	11,278	815,080

		7,973,622

Oil & Gas Exploration & Production (24.8%)
Anadarko Petroleum Corp.	3,968	434,376
Antero Resources Corp.*	213	13,979
Apache Corp.	1,601	161,093
ARC Resources Ltd.	1,276	38,852
Athabasca Oil Corp.*	1,301	9,339
Bankers Petroleum Ltd.*	11,500	73,502

Baytex Energy Corp.	507	23,401

Cabot Oil & Gas Corp.	4,813	$164,316
Canacol Energy Ltd.*	4,700	30,612
Canadian Natural Resources Ltd.	6,804	312,638
Canadian Oil Sands Ltd.	1,965	44,528
Chesapeake Energy Corp.	2,154	66,946
Cimarex Energy Co.	853	122,371
Cobalt International Energy, Inc.*	1,168	21,433
Concho Resources, Inc.*	1,426	206,057
ConocoPhillips Co.	4,973	426,335
Continental Resources, Inc.*	1,288	203,556
Crescent Point Energy Corp.	1,667	73,879
Crew Energy, Inc.*	3,200	33,138
DeeThree Exploration Ltd.*	3,300	35,256
Denbury Resources, Inc.	1,444	26,656
Devon Energy Corp.	1,570	124,658
Encana Corp.	3,005	71,193
Energen Corp.	295	26,220
Enerplus Corp.	823	20,740
EOG Resources, Inc.	4,674	546,203
EQT Corp.	1,922	205,462
Gran Tierra Energy, Inc.*	9,487	77,084
INPEX Corp.	3,558	54,087
Kelt Exploration Ltd.*	1,750	24,978
Lundin Petroleum AB*	903	18,272
Marathon Oil Corp.	2,827	112,854
MEG Energy Corp.*	632	23,034
Murphy Oil Corp.	706	46,935
Noble Energy, Inc.	2,260	175,060
Pacific Rubiales Energy Corp.	1,285	26,108
Paramount Resources Ltd., Class A*	1,898	105,924
Pengrowth Energy Corp.	2,108	15,113
Penn West Petroleum Ltd.	1,979	19,325
Peyto Exploration & Development Corp.	592	22,364
Pioneer Natural Resources Co.	1,061	243,828
QEP Resources, Inc.	691	23,840
Range Resources Corp.	2,495	216,940
Santos Ltd.	3,942	53,006
Southwestern Energy Co.*	1,432	65,142
Talisman Energy, Inc.	4,200	44,399
Tourmaline Oil Corp.*	1,294	68,226
Tullow Oil plc	3,691	53,914
Vermilion Energy, Inc.	414	28,808
Whiting Petroleum Corp.*	483	38,761
Woodside Petroleum Ltd.	2,673	103,517

		5,178,258

Oil & Gas Refining & Marketing (1.0%)
Keyera Corp.	1,000	73,670
Phillips 66	900	72,387
Valero Energy Corp.	1,200	60,120

		206,177

Oil & Gas Storage & Transportation (0.6%)
Pembina Pipeline Corp.	1,400	60,235
Spectra Energy Corp.	1,700	72,216

		132,451

Total Oil, Gas & Consumable Fuels		13,611,057

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Paper & Forest Products (1.1%)
Forest Products (0.4%)
West Fraser Timber Co., Ltd.	1,554	$75,308

Paper Products (0.7%)
International Paper Co.	1,691	85,345
Oji Holdings Corp.	2,615	10,764
Stora Enso Oyj, Class R	2,232	21,730
UPM-Kymmene Oyj	2,147	36,690

		154,529

Total Paper & Forest Products		229,837

Total Investments (98.9%) (Cost $17,860,790)		20,669,013
Other Assets Less Liabilities (1.1%)		236,810

Net Assets (100%)		$20,905,823

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Australia	4.2%
Austria	0.2
Canada	17.2
Colombia	0.1
Finland	0.3
France	3.9
Germany	1.1
Israel	0.1
Italy	1.4
Japan	1.4
Luxembourg	0.3
Mexico	0.8
Netherlands	5.5
Norway	1.0
Portugal	0.1
Singapore	0.2
Spain	0.5
Sweden	0.2
Switzerland	2.5
United Kingdom	9.8
United States	48.1
Cash and Other	1.1

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$163,082	$32,148	$—	$195,230
Energy	10,527,084	3,768,752	—	14,295,836
Materials	3,269,270	2,908,677	—	6,177,947

Total Assets	$13,959,436	$6,709,577	$—	$20,669,013

Total Liabilities	$—	$—	$—	$—

Total	$13,959,436	$6,709,577	$—	$20,669,013

There were no transfers between Level 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,204,091
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,653,001

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,318,992
Aggregate gross unrealized depreciation	(537,069)

Net unrealized appreciation	$2,781,923

Federal income tax cost of investments	$17,887,090

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $162,836 for Short Term losses.

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $17,860,790)	$20,669,013
Cash	15,742
Foreign cash (Cost $1,397)	1,356
Receivable for securities sold	213,871
Receivable from Separate Accounts for Trust shares sold	15,344
Dividends, interest and other receivables	14,932
Receivable from investment manager	1,707
Other assets	477

Total assets	20,932,442

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,031
Distribution fees payable – Class IB	794
Trustees’ fees payable	47
Accrued expenses	23,747

Total liabilities	26,619

NET ASSETS	$20,905,823

Net assets were comprised of:
Paid in capital	$17,867,945
Accumulated undistributed net investment income (loss)	159,896
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	69,677
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,808,305

Net assets	$20,905,823

Class IB
Net asset value, offering and redemption price per share, $4,033,984 / 350,080 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.52

Class K
Net asset value, offering and redemption price per share, $16,871,839 / 1,462,321 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $20,266 foreign withholding tax)	$259,232
Interest	218

Total income	259,450

EXPENSES
Investment management fees	57,514
Administrative fees	30,298
Custodian fees	27,048
Professional fees	16,349
Distribution fees – Class IB	4,194
Offering costs	2,031
Printing and mailing expenses	1,020
Trustees’ fees	772
Miscellaneous	10,073

Gross expenses	149,299
Less: Waiver from investment manager	(56,160)

Net expenses	93,139

NET INVESTMENT INCOME (LOSS)	166,311

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	274,027
Foreign currency transactions	(1,320)

Net realized gain (loss)	272,707

Change in unrealized appreciation (depreciation) on:
Investments	2,032,246
Foreign currency translations	(106)

Net change in unrealized appreciation (depreciation)	2,032,140

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,304,847

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,471,158

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$166,311	$242,664
Net realized gain (loss) on investments and foreign currency transactions	272,707	(206,494)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,032,140	776,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,471,158	812,335

DIVIDENDS:
Dividends from net investment income
Class IB	—	(34,486)
Class K	—	(233,456)

TOTAL DIVIDENDS	—	(267,942)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 69,048 and 291,274 shares, respectively ]	734,812	2,907,882
Capital shares issued in reinvestment of dividends [ 0 and 3,451 shares, respectively ]	—	34,486
Capital shares repurchased [ (10,069) and (3,624) shares, respectively ]	(110,066)	(34,712)

Total Class IB transactions	624,746	2,907,656

Class K
Capital shares sold [ 115,361 and 1,735,360 shares, respectively ]	1,219,770	17,402,033
Capital shares issued in reinvestment of dividends [ 0 and 23,368 shares, respectively ]	—	233,456
Capital shares repurchased [ (308,992) and (102,776) shares, respectively ]	(3,479,498)	(1,017,891)

Total Class K transactions	(2,259,728)	16,617,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,634,982)	19,525,254

TOTAL INCREASE (DECREASE) IN NET ASSETS	836,176	20,069,647
NET ASSETS:
Beginning of period	20,069,647	—

End of period (a)	$20,905,823	$20,069,647

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$159,896	$(6,415)

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.14	0.30

Total from investment operations	1.21	0.43

Less distributions:
Dividends from net investment income	—	(0.12)

Net asset value, end of period	$11.52	$10.31

Total return (b)	11.74%	4.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,034	$3,001
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%
Before waivers (a)	1.64%	2.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.39%	1.51	%(l)
Before waivers (a)	0.85%	0.41	%(l)
Portfolio turnover rate (z)	16%	28%

Class K	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.16	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.14	0.29

Total from investment operations	1.23	0.45

Less distributions:
Dividends from net investment income	—	(0.14)

Net asset value, end of period	$11.54	$10.31

Total return (b)	11.93%	4.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,872	$17,069
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%
Before waivers (a)	1.39%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.63%	1.77	%(l)
Before waivers (a)	1.09%	0.70	%(l)
Portfolio turnover rate (z)	16%	28%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1009

EQ/OPPENHEIMER GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	22.9%
Financials	21.3
Health Care	15.0
Consumer Discretionary	13.9
Industrials	11.6
Consumer Staples	6.1
Energy	3.6
Materials	1.8
Telecommunication Services	1.5
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,042.50	$6.33
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class IB
Actual	1,000.00	1,042.50	6.33
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.25% and 1.25%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1010

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Brazil (3.6%)
AMBEV S.A. (ADR)	130,200	$916,608
BM&F Bovespa S.A.	220,100	1,158,526
Embraer S.A. (ADR)	35,026	1,275,997
Itau Unibanco Holding S.A. (Preference) (ADR)	89,391	1,285,443
Vale S.A. (ADR)	47,340	626,308

		5,262,882

Canada (0.5%)
Lululemon Athletica, Inc.*	16,980	687,350

Cayman Islands (0.2%)
Theravance Biopharma, Inc.*	7,698	245,412

China (0.3%)
JD.com, Inc. (ADR)*	13,173	375,562

Denmark (0.5%)
FLSmidth & Co. A/S	13,794	770,661

France (7.9%)
Airbus Group N.V.	39,529	2,648,978
Kering	11,064	2,426,262
LVMH Moet Hennessy Louis Vuitton S.A.	14,091	2,716,709
Societe Generale S.A.	21,504	1,126,435
Technip S.A.	23,581	2,579,605

		11,497,989

Germany (10.6%)
Allianz SE (Registered)	13,632	2,271,688
Bayer AG (Registered)	15,516	2,191,531
Bayerische Motoren Werke (BMW) AG (Preference)	29,858	2,862,328
Deutsche Bank AG (Registered)	56,644	1,992,972
Linde AG	7,250	1,541,729
SAP AG	35,929	2,774,744
Siemens AG (Registered)	14,393	1,900,869

		15,535,861

India (2.9%)
DLF Ltd.	370,066	1,323,180
ICICI Bank Ltd. (ADR)*	40,783	2,035,072
Zee Entertainment Enterprises Ltd.	184,189	898,666

		4,256,918

Ireland (1.3%)
Shire plc	23,938	1,872,215

Italy (1.4%)
Brunello Cucinelli S.p.A.	3,201	72,760
Gtech S.p.A.	15,382	375,967
Prysmian S.p.A.	25,140	567,999
Tod’s S.p.A.	7,476	951,519

		1,968,245

Japan (9.3%)
Dai-ichi Life Insurance Co., Ltd.	103,263	1,538,166
FANUC Corp.	5,282	910,878
KDDI Corp.	36,149	2,204,873
Keyence Corp.	4,589	2,001,983
Kyocera Corp.	30,440	1,444,702

Murata Manufacturing Co., Ltd.	23,617	$2,210,284
Nidec Corp.	27,364	1,679,035
Seibu Holdings, Inc.	20,400	423,485
Sumitomo Mitsui Financial Group, Inc.	28,144	1,179,045

		13,592,451

Mexico (0.9%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	13,952	1,306,605

Russia (1.4%)
Alrosa AO*†	364,914	448,960
Gazprom OAO (BATS Europe Exchange) (ADR)*	60,110	523,859
Gazprom OAO (London Stock Exchange) (ADR)*	15,090	131,509
Moscow Exchange MICEX-RTS OAO*†	438,140	869,832

		1,974,160

Spain (3.7%)
Banco Bilbao Vizcaya Argentaria S.A.	154,976	1,975,450
Inditex S.A.	15,674	2,412,375
Repsol S.A.	40,386	1,065,089

		5,452,914

Sweden (4.1%)
Assa Abloy AB, Class B	41,331	2,103,185
Telefonaktiebolaget LM Ericsson, Class B	319,890	3,866,037

		5,969,222

Switzerland (5.5%)
Credit Suisse Group AG (Registered)*	44,298	1,266,799
Nestle S.A. (Registered)	18,587	1,439,927
Roche Holding AG	5,798	1,729,331
Transocean Ltd.	21,550	970,396
UBS AG (Registered)*	146,774	2,692,843

		8,099,296

United Kingdom (3.8%)
Circassia Pharmaceuticals plc*	115,010	543,246
Prudential plc	109,078	2,503,326
Unilever plc	56,088	2,544,668

		5,591,240

United States (39.8%)
3M Co.	12,447	1,782,908
Adobe Systems, Inc.*	33,550	2,427,678
Aetna, Inc.	28,202	2,286,618
Allergan, Inc.	8,836	1,495,228
Altera Corp.	67,267	2,338,201
Biogen Idec, Inc.*	3,520	1,109,891
Celldex Therapeutics, Inc.*	54,420	888,134
Citigroup, Inc.	52,386	2,467,381
Clovis Oncology, Inc.*	8,560	354,470
Colgate-Palmolive Co.	39,023	2,660,588
eBay, Inc.*	54,357	2,721,111
Emerson Electric Co.	18,698	1,240,799
Facebook, Inc., Class A*	28,445	1,914,064

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Fidelity National Financial, Inc., Class A	29,458	$965,044
Fusion-io, Inc.*	48,332	546,152
Gilead Sciences, Inc.*	22,355	1,853,453
Goldman Sachs Group, Inc.	8,608	1,441,324
Google, Inc., Class A*	3,447	2,015,357
Google, Inc., Class C*	3,447	1,982,990
Intuit, Inc.	27,295	2,198,066
Juniper Networks, Inc.*	46,042	1,129,871
Maxim Integrated Products, Inc.	64,869	2,193,221
McDonald’s Corp.	14,040	1,414,390
McGraw Hill Financial, Inc.	37,204	3,089,048
Medivation, Inc.*	6,263	482,752
Microsoft Corp.	39,636	1,652,821
St. Jude Medical, Inc.	13,102	907,314
Theravance, Inc.*	27,384	815,496
Tiffany & Co.	21,412	2,146,553
United Parcel Service, Inc., Class B	15,428	1,583,838
Vertex Pharmaceuticals, Inc.*	15,138	1,433,266
Walt Disney Co.	34,937	2,995,498
WellPoint, Inc.	20,355	2,190,402
Zimmer Holdings, Inc.	14,076	1,461,933

		58,185,860

Total Common Stocks (97.7%) (Cost $98,702,791)		142,644,843

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	3,575,691	$45,183

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Repsol S.A., expiring 7/4/14* (Cost $—)	40,386	27,484

Total Investments (97.7%) (Cost $98,702,791)		142,717,510
Other Assets Less Liabilities (2.3%)		3,377,276

Net Assets (100%)		$146,094,786

*	Non-income producing.
†	Securities (totaling $1,318,792 or 0.9% of net assets) at fair value by management.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,619,353	$12,716,586	$—	$20,335,939
Consumer Staples	4,883,801	3,984,595	—	8,868,396
Energy	1,494,255	3,776,203	—	5,270,458
Financials	12,441,838	17,869,904	869,832	31,181,574
Health Care	15,524,369	6,336,323	—	21,860,692
Industrials	5,883,542	11,005,090	—	16,888,632
Information Technology	21,119,532	12,297,750	—	33,417,282
Materials	626,308	1,541,729	448,960	2,616,997
Telecommunication Services	—	2,204,873	—	2,204,873
Preferred Stocks
Consumer Discretionary	—	45,183	—	45,183
Rights
Energy	—	27,484	—	27,484

Total Assets	$69,592,998	$71,805,720	$1,318,792	$142,717,510

Total Liabilities	$—	$—	$—	$—

Total	$69,592,998	$71,805,720	$1,318,792	$142,717,510

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(1,706)	—	(1,706)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(1,706)	$—	$(1,706)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

^ The Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $0 during the six months ended June 30, 2014.

Investment security transactions for the the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,618,637
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,222,434

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,697,059
Aggregate gross unrealized depreciation	(2,345,387)

Net unrealized appreciation	$43,351,672

Federal income tax cost of investments	$99,365,838

For the six months ended June 30, 2014, the Portfolio incurred approximately $145 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $18,573,234 of which $4,456,246 expires in the year 2016, $11,003,618 expires in the year 2017 and $3,113,370 expires in the year 2018.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $1,449,196 for Short Term losses and $7,361,030 for Long Term losses.

The Portfolio has an India capital gains tax capital loss carryforward of approximately INR 32,109,018 as of March 31, 2014, which converted to U.S. Dollars at June 30, 2014 is approximately $534,812.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $98,702,791)	$142,717,510
Cash	3,159,811
Foreign cash (Cost $59,000)	59,115
Dividends, interest and other receivables	523,910
Receivable from Separate Accounts for Trust shares sold	176,990
Other assets	1,482

Total assets	146,638,818

LIABILITIES
Payable for securities purchased	312,289
Investment management fees payable	97,059
Administrative fees payable	26,871
Distribution fees payable – Class IB	21,663
Payable to Separate Accounts for Trust shares redeemed	12,820
Distribution fees payable – Class IA	7,908
Accrued expenses	65,422

Total liabilities	544,032

NET ASSETS	$146,094,786

Net assets were comprised of:
Paid in capital	$127,489,027
Accumulated undistributed net investment income (loss)	751,147
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(26,179,555)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	44,034,167

Net assets	$146,094,786

Class IA
Net asset value, offering and redemption price per share, $39,333,082 / 2,669,536 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.73

Class IB
Net asset value, offering and redemption price per share, $106,761,704 / 7,247,966 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $371,113 foreign withholding tax)	$1,489,650
Interest	1,272

Total income	1,490,922

EXPENSES
Investment management fees	635,947
Distribution fees – Class IB	123,315
Administrative fees	82,996
Distribution fees – Class IA	44,039
Custodian fees	31,934
Professional fees	18,335
Printing and mailing expenses	6,505
Trustees’ fees	1,724
Miscellaneous	9,950

Gross expenses	954,745
Less: Waiver from investment manager	(117,776)

Net expenses	836,969

NET INVESTMENT INCOME (LOSS)	653,953

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	1,874,776
Foreign currency transactions	(7,823)

Net realized gain (loss)	1,866,953

Change in unrealized appreciation (depreciation) on:
Investments	3,413,310
Foreign currency translations	(10,433)

Net change in unrealized appreciation (depreciation)	3,402,877

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,269,830

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,923,783

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$653,953	$2,919,791
Net realized gain (loss) on investments and foreign currency transactions	1,866,953	95,458,068
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,402,877	(32,374,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,923,783	66,003,578

DIVIDENDS:
Dividends from net investment income
Class IA	—	(675,036)
Class IB	—	(1,981,890)

TOTAL DIVIDENDS	—	(2,656,926)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 618,708 and 1,177,077 shares, respectively ]	8,760,178	15,323,358
Capital shares issued in reinvestment of dividends [ 0 and 49,130 shares, respectively ]	—	675,036
Capital shares repurchased [ (290,746) and (768,287) shares, respectively ]	(4,100,709)	(9,595,632)

Total Class IA transactions	4,659,469	6,402,762

Class IB
Capital shares sold [ 692,444 and 5,214,208 shares, respectively ]	9,822,085	64,288,018
Capital shares issued in reinvestment of dividends [ 0 and 144,285 shares, respectively ]	—	1,981,890
Capital shares repurchased [ (199,577) and (6,139,904) shares, respectively ]	(2,834,532)	(76,244,906)
Capital shares repurchased in-kind (Note 9)[ 0 and (26,958,710) shares, respectively ]	—	(346,911,891)

Total Class IB transactions	6,987,553	(356,886,889)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,647,022	(350,484,127)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,570,805	(287,137,475)
NET ASSETS:
Beginning of period	128,523,981	415,661,456

End of period (a)	$146,094,786	$128,523,981

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$751,147	$97,194

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.13	$11.43	$9.57	$10.56	$9.22	$6.68

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.08 (e)	0.09 (e)	0.10 (e)	0.08 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.53	2.92	1.86	(0.99)	1.34	2.53

Total from investment operations	0.60	3.00	1.95	(0.89)	1.42	2.61

Less distributions:
Dividends from net investment income	—	(0.30)	(0.09)	(0.10)	(0.08)	(0.07)

Net asset value, end of period	$14.73	$14.13	$11.43	$9.57	$10.56	$9.22

Total return (b)	4.25%	26.33%	20.39%	(8.39)%	15.43%	39.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,333	$33,090	$21,522	$12,952	$7,096	$3,729
Ratio of expenses to average net assets:
After waivers (a)	1.25%	1.25%	1.32%	1.10%	1.10%	1.10%
Before waivers (a)	1.43%	1.42%	1.36%	1.11%	1.10%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.97%	0.59%	0.85%	0.97%	0.79%	1.03%
Before waivers (a)	0.80%	0.42%	0.80%	0.96%	0.79%	0.98%
Portfolio turnover rate (z)	7%	27%	21%	18%	22%	19%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011		2010	2009
Net asset value, beginning of period	$14.13	$11.43	$9.57	$10.56		$9.22	$6.68

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13 (e)	0.09 (e)	0.08	(e)	0.06 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.53	2.87	1.86	(0.99)		1.33	2.53

Total from investment operations	0.60	3.00	1.95	(0.91)		1.39	2.59

Less distributions:
Dividends from net investment income	—	(0.30)	(0.09)	(0.08)		(0.05)	(0.05)

Net asset value, end of period	$14.73	$14.13	$11.43	$9.57		$10.56	$9.22

Total return (b)	4.25%	26.33%	20.39%	(8.62)%		15.14%	38.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$106,762	$95,434	$394,139	$328,920		$284,489	$188,613
Ratio of expenses to average net assets:
After waivers (a)	1.25%	1.25%	1.32%	1.35%		1.35%	1.35%
Before waivers (a)	1.43%	1.37%	1.36%	1.36	%(c)	1.35%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.98%	1.00%	0.88%	0.80%		0.59%	0.75%
Before waivers (a)	0.80%	0.88%	0.83%	0.80%		0.59%	0.71%
Portfolio turnover rate (z)	7%	27%	21%	18%		22%	19%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2014	% of Net Assets
Government Securities	107.8%
Corporate Bonds	5.6
Asset-Backed and Mortgage-Backed Securities	4.8
Cash and Other	(18.2)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,053.20	$5.17
Hypothetical (5% average return before expenses)	1,000.00	1,019.76	5.08
Class K
Actual	1,000.00	1,054.30	3.90
Hypothetical (5% average return before expenses)	1,000.00	1,021.00	3.83

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (4.8%)
Asset-Backed Securities (3.5%)
ALM Loan Funding, Series 2011-4A 1.466%, 7/18/22§(b)		$250,000	$249,582
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 1.202%, 9/25/34 (l)		200,000	182,070
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1 A1 0.312%, 5/25/36 (l)		61,087	58,598
Series 2006-NC1 A1 0.322%, 4/25/36 (l)		93,444	86,617
Series 2007-CH2 AV1 0.312%, 1/25/37 (l)		89,674	84,774
Option One Mortgage Loan Trust,
Series 2004-3 1.007%, 11/25/34 (l)		95,318	87,610
RAAC Trust,
Series 2007-SP3 A1 1.352%, 9/25/47 (l)		85,471	83,419
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-WF2 A1 1.152%, 8/25/37 (l)		75,631	68,503

			901,173

Non-Agency CMO (1.3%)
Hercules Eclipse plc,
0.769%, 10/25/18 (l)(m)	GBP	93,662	156,922
JP Morgan Mortgage Trust,
Series 2005-A2 2.815%, 4/25/35 (l)		$111,688	110,120
Lehman Mortgage Trust,
Series 2005-3 4A1 5.540%, 1/25/36 (l)		66,671	61,277

			328,319

Total Asset-Backed and Mortgage-Backed Securities			1,229,492

Corporate Bonds (5.6%)
Consumer Discretionary (1.6%)
Media (1.6%)
DISH DBS Corp.
7.125%, 2/1/16		200,000	216,750
Reed Elsevier Investments plc
5.625%, 10/20/16	GBP	100,000	185,257

Total Consumer Discretionary			402,007

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Petrobras Global Finance B.V.
2.592%, 3/17/17 (l)		$200,000	202,742

Total Energy			202,742

Financials (3.2%)
Banks (0.8%)
JPMorgan Chase & Co.
0.779%, 4/25/18 (l)		200,000	200,009

Consumer Finance (2.0%)
Ally Financial, Inc.
3.500%, 7/18/16		100,000	102,880

5.500%, 2/15/17		$200,000	$216,760
Navient Corp.
3.875%, 9/10/15		200,000	205,500

			525,140

Real Estate Management & Development (0.4%)
Deutsche Annington Finance B.V.
3.200%, 10/2/17§		100,000	103,047

Total Financials			828,196

Total Corporate Bonds			1,432,945

Government Securities (107.8%)
Foreign Governments (58.9%)
Australia Government Bond
1.250% 2/21/22 (m)	AUD	100,000	101,655
4.500% 4/21/33 (m)		100,000	99,804
3.412% 9/20/25 (m)		200,000	255,468
Autonomous Community of Catalonia
4.750% 6/4/18	EUR	100,000	149,856
Autonomous Community of Valencia Spain
4.375% 7/16/15		100,000	140,590
Canadian Government Bond
6.387% 12/1/21	CAD	301,546	373,120
1.625% 12/1/44		108,355	119,861
Denmark Government Bond
0.103% 11/15/23	DKK	3,633,420	672,078
Deutsche Bundesrepublik Inflation Linked Bond
0.770% 4/15/18	EUR	1,124,208	1,620,811
1.922% 4/15/20		252,644	393,191
0.103% 4/15/23		155,730	220,331
France Government Bond OAT
0.259% 7/25/18		208,550	296,296
1.000% 5/25/19		100,000	139,963
0.100% 7/25/21		303,597	427,977
1.196% 7/25/22		497,061	750,185
0.253% 7/25/24		183,339	254,588
1.973% 7/25/27		12	20
Italy Buoni Poliennali Del Tesoro
2.550% 10/22/16 (m)		290,444	413,489
2.250% 4/22/17 (m)		610,933	868,842
1.700% 9/15/18		101,366	146,060
2.281% 9/15/21 (m)		108,630	159,829
Mexican Bonos de Proteccion al Ahorro
3.560% 1/30/20 (l)	MXN	900,000	70,262
New Zealand Government Bond
3.000% 4/15/20	NZD	100,000	82,220
2.050% 9/20/25 (m)		600,000	509,171
Republic of Greece
5.250% 2/1/16	JPY	10,500,000	103,129
Republic of Sweden
0.250% 6/1/22	SEK	756,314	114,897
Spain Government Bond
3.800% 4/30/24 (m)	EUR	200,000	300,359
United Kingdom Gilt
1.250% 11/22/17 (m)	GBP	318,098	591,859
0.125% 3/22/24 (m)		880,741	1,560,131
1.250% 11/22/32 (m)		841,998	1,797,066
0.625% 11/22/42 (m)		18,053	36,922
0.125% 3/22/44 (m)		482,030	858,356
0.250% 3/22/52 (m)		422,556	802,493

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

0.375% 3/22/62 (m)	GBP	37,949	$79,430
0.127% 3/22/68 (m)		143,364	272,794
United Mexican States
7.750% 5/29/31	MXN	1,000,000	88,289
4.000% 11/8/46		3,592,164	315,833

			15,187,225

U.S. Treasuries (48.9%)
U.S. Treasury Bonds
2.000% 1/15/26 TIPS		$95,556	112,629
1.750% 1/15/28 TIPS		1,686,129	1,941,669
2.125% 2/15/41 TIPS		292,294	374,880
1.375% 2/15/44 TIPS		539,127	592,833
U.S. Treasury Notes
1.625% 1/15/15 TIPS		744,942	757,302
0.500% 4/15/15 TIPS		546,975	554,872
0.125% 4/15/16 TIPS		2,148,080	2,205,107
0.125% 4/15/17 TIPS		281,818	291,542
2.625% 7/15/17 TIPS		571,930	640,211
0.125% 4/15/18 TIPS		205,114	211,908
0.125% 4/15/19 TIPS		809,400	833,343
1.375% 1/15/20 TIPS		109,631	120,246
1.250% 7/15/20 TIPS		652,236	714,789
1.125% 1/15/21 TIPS		32,513	35,226
2.250% 4/30/21 (z)		100,000	100,982
0.125% 1/15/22 TIPS		73,321	73,793
0.125% 7/15/22 TIPS		103,091	103,761
0.125% 1/15/23 TIPS		1,247,902	1,243,402
0.375% 7/15/23 TIPS		1,171,517	1,193,897
0.625% 1/15/24 TIPS		508,015	526,304

			12,628,696

Total Government Securities			27,815,921

Total Long-Term Debt Securities (118.2%) (Cost $29,584,203)			30,478,358

SHORT-TERM INVESTMENTS:
Certificate of Deposit (1.0%)
Banco Bilbao Vizcaya Argentaria/New York 0.98%, 10/23/15 (l)(p)		250,000	249,934
Government Securities (4.2%)
Hellenic Republic Treasury Bills 1.63%, 8/18/14 (p)	EUR	700,000	956,274
0.33%, 10/10/14 (p)		100,000	136,804

Total Government Securities			1,093,078

Total Short-Term Investments (5.2%) (Cost $1,343,171)			1,343,012

Total Investments (123.4%) (Cost $30,927,374)			31,821,370
Other Assets Less Liabilities (-23.4%)			(6,030,776)

Net Assets (100%)			$25,790,594

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $352,629 or 1.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2014.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2014, the market value of these securities amounted to $8,864,590 or 34.4% of net assets.
(p)	Yield to maturity.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Security

Country Diversification As a Percentage of Total Net Assets
Australia	1.8%
Canada	1.9
Denmark	2.6
France	7.2
Germany	8.7
Greece	4.6
Italy	6.2
Mexico	1.8
Netherlands	1.2
New Zealand	2.3
Spain	3.3
Sweden	0.4
United Kingdom	24.6
United States	56.8
Cash and Other	(23.4)

100.0%

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
90 Day Sterling	12	September-15	$2,538,347	$2,526,796	$(11,551)
Long Gilt	1	September-14	188,009	188,117	108

					$(11,443)

Sales
5 Year U.S. Treasury Notes	12	September-14	$1,434,318	$1,433,531	$787

					$(10,656)

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	82	$77,321	$76,659	$662
Brazilian Real vs. U.S. Dollar, expiring 7/2/14	Bank of America	88	39,686	39,134	552
Brazilian Real vs. U.S. Dollar, expiring 8/4/14	Credit Suisse	88	39,283	38,594	689
British Pound vs. U.S. Dollar, expiring 7/2/14	Bank of America	3,754	6,424,595	6,372,167	52,428
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Bank of America	18	24,648	24,519	129
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Credit Suisse	115	157,469	156,905	564
Mexican Peso vs. U.S. Dollar, expiring 7/23/14	Credit Suisse	1,660	127,745	127,244	501
New Zealand Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	649	568,232	564,951	3,281

					$58,806

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	524	$483,110	$494,106	$(10,996)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	40	36,958	37,718	(760)
Australian Dollar vs. U.S. Dollar, expiring 8/5/14	Credit Suisse	481	450,832	452,341	(1,509)
Brazilian Real vs. U.S. Dollar, expiring 7/2/14	Credit Suisse	88	38,946	39,686	(740)
British Pound vs. U.S. Dollar, expiring 7/2/14	Bank of America	3,526	5,930,732	6,034,396	(103,664)
British Pound vs. U.S. Dollar, expiring 7/2/14	Bank of America	109	182,535	186,543	(4,008)
British Pound vs. U.S. Dollar, expiring 7/2/14	Bank of America	4	6,788	6,846	(58)
British Pound vs. U.S. Dollar, expiring 7/2/14	Credit Suisse	115	192,556	196,811	(4,255)
British Pound vs. U.S. Dollar, expiring 8/5/14	Bank of America	3,754	6,370,538	6,422,760	(52,222)
Canadian Dollar vs. U.S. Dollar, expiring 9/18/14	Bank of America	503	462,013	470,470	(8,457)
Danish Krone vs. U.S. Dollar, expiring 8/13/14	Credit Suisse	3,480	646,649	639,295	7,354
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Bank of America	721	981,306	987,265	(5,959)
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Credit Suisse	118	160,925	161,577	(652)
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Credit Suisse	4,859	6,608,483	6,653,869	(45,386)
European Union Euro vs. U.S. Dollar, expiring 8/5/14	Bank of America	864	1,174,756	1,183,235	(8,479)
European Union Euro vs. U.S. Dollar, expiring 8/5/14	Credit Suisse	4,701	6,413,480	6,437,949	(24,469)
Japanese Yen vs. U.S. Dollar, expiring 7/2/14	Bank of America	34,400	337,586	339,569	(1,983)
Japanese Yen vs. U.S. Dollar, expiring 8/5/14	Credit Suisse	34,400	339,396	339,661	(265)
Mexican Peso vs. U.S. Dollar, expiring 7/23/14	Bank of America	426	32,579	32,783	(204)
Mexican Peso vs. U.S. Dollar, expiring 7/23/14	Credit Suisse	6,476	497,461	498,360	(899)
New Zealand Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	649	552,227	568,232	(16,005)
New Zealand Dollar vs. U.S. Dollar, expiring 8/5/14	Bank of America	649	563,204	566,327	(3,123)
Swedish Krona vs. U.S. Dollar, expiring 8/13/14	Credit Suisse	755	115,879	112,941	2,938

					$(283,801)

					$(224,995)

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Options Written:

Options written for the six months ended June 30, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2014	—	$—
Options Written	15	11,320
Options Terminated in Closing Purchase Transactions	(15)	(11,320)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2014	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$901,173	$—	$901,173
Non-Agency CMO	—	328,319	—	328,319
Corporate Bonds
Consumer Discretionary	—	402,007	—	402,007
Energy	—	202,742	—	202,742
Financials	—	828,196	—	828,196
Forward Currency Contracts	—	69,098	—	69,098
Futures	895	—	—	895
Government Securities
Foreign Governments	—	15,187,225	—	15,187,225
U.S. Treasuries	—	12,628,696	—	12,628,696
Short-Term Investments	—	1,343,012	—	1,343,012

Total Assets	$895	$31,890,468	$—	$31,891,363

Liabilities:
Forward Currency Contracts	$—	$(294,093)	$—	$(294,093)
Futures	(11,551)	—	—	(11,551)

Total Liabilities	$(11,551)	$(294,093)	$—	$(305,644)

Total	$(10,656)	$31,596,375	$—	$31,585,719

There were no transfers between Levels 1, 2 and 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

1023

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$895	*
Foreign exchange contracts	Receivables	69,098
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$69,993

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(11,551	)*
Foreign exchange contracts	Payables	(294,093)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(305,644)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$11,318	$(38,420)	$—	$—	$(27,102)
Foreign exchange contracts	—	—	(211,764)	—	(211,764)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$11,318	$(38,420)	$(211,764)	$—	$(238,866)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$40,598	$—	$—	$40,598
Foreign exchange contracts	—	—	(68,212)	—	(68,212)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$40,598	$(68,212)	$—	$(27,614)

^ This Portfolio held options, forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio forward foreign currency contracts with an average settlement value of approximately $29,427,000 during the six months ended June 30, 2014. The Portfolio held options contracts with an average notional balance of approximately $6,000 for three months during the six months ended June 30, 2014. The Portfolio held futures contracts with an average notional balance of approximately $8,915,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$57,052		$(57,052)	$—	$—
Credit Suisse	12,046		(12,046)	—	—
Exchange Traded Futures & Options Contracts (b)	895	(c)	—	—	895

	$69,993		$(69,098)	$—	$895

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$215,918		$(57,052)	$—	$158,866
Credit Suisse	78,175		(12,046)	—	66,129
Exchange Traded Futures & Options Contracts (b)	11,551	(c)	—	—	11,551

	$305,644		$(69,098)	$—	$236,546

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,312,721
Long-term U.S. government debt securities	12,434,340

$22,747,061

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,619,055
Long-term U.S. government debt securities	10,873,146

$12,492,201

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$900,455
Aggregate gross unrealized depreciation	(176,757)

Net unrealized appreciation	$723,698

Federal income tax cost of investments	$31,097,672

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $176,355 for Long Term losses.

See Notes to Financial Statements.

1025

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $30,927,374)	$31,821,370
Cash	397,099
Foreign cash (Cost $36,796)	37,381
Cash held as collateral at broker	14,000
Receivable for securities sold	1,245,502
Dividends, interest and other receivables	92,209
Unrealized appreciation on forward foreign currency contracts	69,098
Receivable from Separate Accounts for Trust shares sold	60,475
Other assets	271

Total assets	33,737,405

LIABILITIES
Payable for sale-buyback financing transactions	7,597,794
Unrealized depreciation on forward foreign currency contracts	294,093
Payable for securities purchased	21,465
Payable to Separate Accounts for Trust shares redeemed	2,865
Administrative fees payable	2,527
Due to broker for futures variation margin	1,965
Distribution fees payable – Class IB	1,498
Trustees’ fees payable	41
Accrued expenses	24,563

Total liabilities	7,946,811

NET ASSETS	$25,790,594

Net assets were comprised of:
Paid in capital	$25,536,937
Accumulated undistributed net investment income (loss)	106,304
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(546,540)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	693,893

Net assets	$25,790,594

Class IB
Net asset value, offering and redemption price per share, $7,688,322 / 776,645 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.90

Class K
Net asset value, offering and redemption price per share, $18,102,272 / 1,826,233 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.91

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$327,335

EXPENSES
Investment management fees	66,412
Administrative fees	26,100
Professional fees	19,828
Distribution fees – Class IB	6,945
Custodian fees	3,108
Offering costs	2,095
Interest expense	1,669
Printing and mailing expenses	1,006
Trustees’ fees	264
Miscellaneous	1,954

Gross expenses	129,381
Less: Waiver from investment manager	(37,728)

Net expenses	91,653

NET INVESTMENT INCOME (LOSS)	235,682

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	40,654
Futures	(38,420)
Foreign currency transactions	(203,577)
Options written	11,318

Net realized gain (loss)	(190,025)

Change in unrealized appreciation (depreciation) on:
Investments	1,113,998
Futures	40,598
Foreign currency translations	(32,149)

Net change in unrealized appreciation (depreciation)	1,122,447

NET REALIZED AND UNREALIZED GAIN (LOSS)	932,422

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,168,104

See Notes to Financial Statements.

1026

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$235,682	$63,873
Net realized gain (loss) on investments, options written, futures and foreign currency transactions	(190,025)	(516,318)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,122,447	(428,554)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,168,104	(880,999)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(3,757)
Class K	—	(49,416)

TOTAL DIVIDENDS	—	(53,173)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 426,102 and 508,752 shares, respectively ]	4,125,470	4,900,135
Capital shares issued in reinvestment of dividends [ 0 and 396 shares, respectively ]	—	3,757
Capital shares repurchased [ (54,143) and (104,462) shares, respectively ]	(523,683)	(996,093)

Total Class IB transactions	3,601,787	3,907,799

Class K
Capital shares sold [ 232,432 and 1,811,985 shares, respectively ]	2,251,316	17,896,474
Capital shares issued in reinvestment of dividends [ 0 and 5,214 shares, respectively ]	—	49,416
Capital shares repurchased [ (60,017) and (163,381) shares, respectively ]	(580,139)	(1,569,991)

Total Class K transactions	1,671,177	16,375,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,272,964	20,283,698

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,441,068	19,349,526
NET ASSETS:
Beginning of period	19,349,526	—

End of period (a)	$25,790,594	$19,349,526

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$106,304	$(129,378)

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

1027

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.40	(0.59)

Total from investment operations	0.50	(0.59)

Less distributions:
Dividends from net investment income	—	(0.01)

Net asset value, end of period	$9.90	$9.40

Total return (b)	5.32%	(5.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,688	$3,804
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.02%	1.00%
Before waivers and reimbursements (a)	1.36%	1.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.14%	—	%‡‡(l)
Before waivers and reimbursements (a)	1.78%	(0.97	)%(l)
Portfolio turnover rate (z)	52%	555%

Class K	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.05	(e)
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.41	(0.62)

Total from investment operations	0.51	(0.57)

Less distributions:
Dividends from net investment income	—	(0.03)

Net asset value, end of period	$9.91	$9.40

Total return (b)	5.43%	(5.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,102	$15,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.77%	0.75%
Before waivers and reimbursements (a)	1.10%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.15%	0.59	%(l)
Before waivers and reimbursements (a)	1.79%	(0.37	)%(l)
Portfolio turnover rate (z)	52%	555%
#	Per share amount is less than $0.005.
*	Commencement of Operations.
‡‡	Percent shown is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1028

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2014	% of Net Assets
Corporate Bonds	50.9%
Government Securities	27.6
Asset-Backed and Mortgage-Backed Securities	19.4
Equities & Warrants	0.0 #
Cash and Other	2.1

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,002.00	$4.22
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	1,003.00	4.22
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class K
Actual	1,000.00	1,003.00	2.98
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1029

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.4%)
Asset-Backed Securities (13.0%)
Access Group, Inc.,
Series 2008-1 A
1.529%, 10/27/25 (l)	$7,462,590	$7,520,952
American Express Credit Account Master Trust, Series 2012-3 A
0.302%, 3/15/18 (l)	3,471,000	3,471,553
Chase Issuance Trust,
Series 2012-A5 A5
0.590%, 8/15/17	1,041,000	1,042,761
Series 2014-A3 A3
0.352%, 5/15/18 (l)	10,700,000	10,701,500
Citibank Credit Card Issuance Trust,
Series 2003-A7 A7
4.150%, 7/7/17	4,500,000	4,669,557
Series 2013-A11 A11
0.391%, 2/7/18 (l)	20,000,000	20,023,984
Series 2014-A3 A3
0.351%, 5/9/18 (l)	20,000,000	20,005,988
Citibank Omni Master Trust,
Series 2009-A13 A13
5.350%, 8/15/18§	12,992,000	13,067,141
Series 2009-A14A A14
2.902%, 8/15/18 (l)§	36,202,000	36,313,372
Series 2009-A17 A17
4.900%, 11/15/18§	20,272,000	20,606,431
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A
0.232%, 1/25/37 (l)	80,387	48,906
CNH Equipment Trust,
Series 2014-B A2
0.480%, 8/15/17	3,000,000	2,998,416
COA Summit CLO Ltd.,
Series 2014-1A A1
1.586%, 4/20/23 (l)§	21,400,000	21,344,852
Drug Royalty II LP 2,
Series 2014-1 A1
3.082%, 7/15/23†(b)(l)§	1,800,000	1,800,070
Educational Services of America, Inc.,
Series 2012-2 A
0.882%, 4/25/39 (l)§	2,415,745	2,434,704
EFS Volunteer LLC,
Series 2010-1 A1
1.089%, 10/26/26 (l)§	653,177	658,963
Ford Credit Auto Lease Trust,
Series 2013-B A2B
0.422%, 1/15/16 (l)	4,386,718	4,390,246
Series 2014-A A2B
0.332%, 10/15/16 (l)	10,000,000	9,998,230
Ford Credit Auto Owner Trust,
Series 2013-A A2
0.380%, 11/15/15	382,934	382,950
GSAA Home Equity Trust,
Series 2007-6 A4
0.452%, 5/25/47 (l)	361,143	259,281
Honda Auto Receivables Owner Trust,
Series 2014-2 A2
0.390%, 9/19/16	12,400,000	12,399,127
National Collegiate Student Loan Trust,
Series 2005-1 A4
0.392%, 11/27/28 (l)	1,910,975	1,872,214

Series 2007-1 A2
0.282%, 11/27/28 (l)	$3,884,389	$3,852,915
National Credit Union Administration Guaranteed Notes,
Series 2010-A1 A
0.501%, 12/7/20 (l)	1,503,358	1,506,262
Nelnet Education Loan Funding, Inc.,
Series 2004-2A A4
0.367%, 8/26/19 (l)	211,456	211,361
Nelnet Student Loan Trust,
Series 2008-4 A2
0.929%, 7/25/18 (l)	158,013	158,143
Nissan Auto Lease Trust,
Series 2013-B A2
0.422%, 1/15/16 (l)	1,855,832	1,856,625
Nissan Auto Receivables Owner Trust,
Series 2014-A A2
0.420%, 11/15/16	10,000,000	10,001,681
Northstar Education Finance, Inc.,
Series 2004-2 A2
0.368%, 1/30/17 (l)	4,686,732	4,682,472
Series 2012-1 A
0.852%, 12/26/31 (l)§	3,351,687	3,365,308
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
1.363%, 10/1/35 (l)	1,167,115	1,191,402
Santander Drive Auto Receivables Trust,
Series 2014-1 A2A
0.660%, 6/15/17	5,100,000	5,102,622
SLC Student Loan Trust,
Series 2006-2 A4
0.311%, 6/15/22 (l)	749,803	747,954
SLM Student Loan Trust,
Series 2004-10 A5B
0.629%, 4/25/23 (l)§	13,583,077	13,605,726
Series 2007-3 A3
0.269%, 4/25/19 (l)	6,040,000	5,997,308
Series 2008-2 A2
0.679%, 1/25/17 (l)	1,080,699	1,081,693
Series 2008-9 A
1.729%, 4/25/23 (l)	8,831,251	9,176,865
Series 2010-1 A
0.552%, 3/25/25 (l)	7,300,796	7,306,041
Series 2012-7 A1
0.312%, 2/27/17 (l)	1,307,092	1,306,967

		267,162,543

Non-Agency CMO (6.4%)
Alternative Loan Trust,
Series 2003-J1 4A1
6.000%, 10/25/32	243	245
Series 2005-61 2A1
0.432%, 12/25/35 (l)	14,198	12,306
Series 2005-62 2A1
1.123%, 12/25/35 (l)	134,492	107,031
Series 2006-OA22 A1
0.312%, 2/25/47 (l)	433,903	378,060
Series 2007-OA7 A1A
0.332%, 5/25/47 (l)	103,320	84,468

See Notes to Financial Statements.

1030

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.342%, 5/25/46(l)	$4,733,849	$3,615,035
BAMLL Commercial Mortgage Securities Trust,
Series 2012-CLRN X1A
2.750%, 10/15/14 IO (l)§	156,900,000	550,719
Banc of America Commercial Mortgage, Inc.,
Series 2006-2 A4
5.919%, 5/10/45 (l)	1,318,971	1,412,478
Series 2006-6 A2
5.309%, 10/10/45	161,986	161,940
Series 2006-6 A3
5.369%, 10/10/45	590,066	604,079
Series 2007-3 A4
5.775%, 6/10/49 (l)	971,874	1,069,698
Series 2007-4 A4
5.948%, 2/10/51 (l)	768,616	851,947
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1
6.500%, 9/25/33	6,614	6,867
BCAP LLC Trust,
Series 2006-AA2 A1
0.322%, 1/25/37 (l)	514,302	389,790
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
2.667%, 2/25/33 (l)	7,718	7,349
Series 2003-3 3A2
2.498%, 5/25/33 (l)	43,841	43,831
Series 2003-8 2A1
2.737%, 1/25/34 (l)	3,761	3,825
Series 2003-8 4A1
2.771%, 1/25/34 (l)	14,741	14,205
Series 2004-10 21A1
2.881%, 1/25/35 (l)	1,373,235	1,370,503
Series 2005-2 A1
2.580%, 3/25/35 (l)	58,810	59,631
Series 2005-2 A2
2.528%, 3/25/35 (l)	14,802	14,780
Series 2005-5 A1
2.150%, 8/25/35 (l)	18,334	18,757
Series 2005-5 A2
2.250%, 8/25/35 (l)	340,289	339,474
Series 2007-3 1A1
2.936%, 5/25/47 (l)	4,170,672	3,581,275
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.790%, 9/25/35 (l)	1,469,001	1,271,990
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 A4
5.405%, 12/11/40 (l)	694,195	725,221
Series 2006-PW11 A4
5.605%, 3/11/39 (l)	1,600,000	1,696,432
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
2.500%, 5/25/35 (l)	20,717	20,265
Series 2005-11 A2A
2.500%, 10/25/35 (l)	400,647	389,487
Series 2005-12 2A1
0.952%, 8/25/35 (l)§	596,489	457,563

Series 2005-6 A1
2.227%, 9/25/35 (l)	$25,974	$25,563
Series 2005-6 A2
2.280%, 9/25/35 (l)	121,077	118,325
Series 2009-6 4A1
2.695%, 4/25/37 (l)§	425,265	425,914
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	2,717,181	2,913,764
Series 2007-CD4 A1A
5.289%, 12/11/49 (l)	971,625	1,042,768
Commercial Mortgage Trust,
Series 2006-FL12 AJ
0.282%, 12/15/20 (l)§	670,185	669,406
Series 2012-9W57 A
2.365%, 2/10/29§	4,859,368	4,999,854
Series 2012-LC4 A1
1.156%, 12/10/44	2,113,698	2,121,561
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M
2.497%, 10/19/32 (l)	3,835	3,562
Series 2003-HYB3 7A1
2.521%, 11/19/33 (l)	16,628	16,427
Series 2004-12 11A1
2.747%, 8/25/34 (l)	297,376	269,567
Series 2005-25 A11
5.500%, 11/25/35	438,509	421,718
Series 2005-3 1A2
0.442%, 4/25/35 (l)	187,863	164,926
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2 A1A
5.858%, 3/15/39 (l)	3,978,897	4,240,805
Series 2006-C3 A1A
5.982%, 6/15/38 (l)	786,049	841,084
Series 2006-C4 A3
5.467%, 9/15/39	1,845,450	1,983,858
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.799%, 3/25/32 (l)§	918	858
Series 2004-C5 A4
4.829%, 11/15/37	11,812,945	11,912,817
DBRR Trust,
Series 2012-EZ1 A
0.946%, 9/25/45§	607,931	608,083
Series 2013-EZ2 A
0.853%, 2/25/45 (l)§†	3,630,082	3,629,941
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18	146,165	147,447
Series 2005-AR2 7A1
4.909%, 10/25/35 (l)	179,182	157,633
Deutsche Alt-B Securities, Inc.,
Series 2006-AB4 A1B1
0.252%, 10/25/36 (l)	2,134	1,298
Extended Stay America Trust,
Series 2013-ESFL A1FL
0.951%, 12/5/31 (l)§	1,383,848	1,383,848
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.208%, 6/25/34 (l)	113,989	115,242

See Notes to Financial Statements.

1031

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.612%, 8/25/35 (l)	$217,924	$209,274
GE Commercial Mortgage Corp.,
Series 2007-C1 A4
5.543%, 12/10/49	694,195	755,842
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.422%, 11/25/45 (l)	25,652	20,439
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5
5.224%, 4/10/37 (l)	1,416,517	1,466,572
Series 2007-GG9 A4
5.444%, 3/10/39	3,470,977	3,787,152
GS Mortgage Securities Corp. II,
Series 2005-GG4 A4
4.761%, 7/10/39	6,584,402	6,734,375
Series 2012-GC6 A1
1.282%, 1/10/45	1,304,479	1,311,185
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.657%, 9/25/35 (l)	97,426	98,706
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
0.375%, 5/19/35 (l)	21,294	18,735
Series 2006-1 2A1A
0.395%, 3/19/36 (l)	148,860	109,293
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
2.509%, 12/25/34 (l)	135,292	123,789
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-C3 A1A
4.818%, 1/15/42§	2,499,812	2,531,584
Series 2004-CBX A6
4.899%, 1/12/37	1,000,000	1,005,664
Series 2005-CB11 A4
5.335%, 8/12/37 (l)	1,976,443	2,014,947
Series 2005-CB11 ASB
5.201%, 8/12/37 (l)	50,293	50,290
Series 2005-CB12 ASB
4.846%, 9/12/37	1,825,150	1,843,619
Series 2005-LDP2 A3A
4.678%, 7/15/42	87,172	87,276
Series 2006-CB14 ASB
5.506%, 12/12/44 (l)	4,811,735	4,930,444
Series 2007-CB18 A4
5.440%, 6/12/47	3,352,625	3,656,819
Series 2007-LD11 ASB
5.991%, 6/15/49 (l)	918,894	970,725
Series 2011-C4 A1
1.525%, 7/15/46§	17,272	17,281
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 A5
5.150%, 4/15/30 (l)	2,776,782	2,844,789
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.636%, 11/21/34 (l)	99,660	101,846
MASTR Alternative Loans Trust,
Series 2003-5 6A1
6.000%, 8/25/33	1,268,883	1,362,588

Mellon Residential Funding Corp.,
Series 2001-TBC1 A1
0.852%, 11/15/31 (l)	$39,828	$39,971
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A
1.572%, 10/25/35 (l)	731,077	710,399
Series 2005-2 2A
2.400%, 10/25/35 (l)	781,472	788,632
Series 2005-2 3A
1.151%, 10/25/35 (l)	179,611	165,823
Series 2005-3 4A
0.402%, 11/25/35 (l)	86,131	80,802
Series 2005-3 5A
0.402%, 11/25/35 (l)	138,437	132,381
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3
5.172%, 12/12/49	1,388,391	1,492,955
Morgan Stanley Capital I, Inc.,
Series 2005-HQ7 A4
5.376%, 11/14/42 (l)	679,361	708,017
Series 2005-T17 A5
4.780%, 12/13/41	1,451,506	1,466,011
Series 2007-IQ14 A2
5.610%, 4/15/49	122,871	124,045
Series 2011-C1 A1
2.602%, 9/15/47§	4,030,365	4,080,957
Series 2011-C2 A1
1.480%, 6/15/44§	358,169	358,767
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.997%, 8/12/45 (l)§	1,814,496	2,003,986
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.592%, 12/15/30 (l)	11,961	11,451
RBSCF Trust,
Series 2010-RR3 CSCB
5.467%, 9/16/39 (l)§	694,195	745,125
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.492%, 6/25/35 (l)§	48,978	43,721
Residential Accredit Loans, Inc.,
Series 2003-QS1 A9
0.702%, 1/25/33 (l)	217,193	214,669
Series 2005-QO1 A1
0.452%, 8/25/35 (l)	35,346	29,470
Securitized Asset Sales, Inc.,
Series 1993-6 A5
0.582%, 11/26/23 (l)	1,165	1,140
Sequoia Mortgage Trust,
Series 10 2A1
0.913%, 10/20/27 (l)	4,804	4,675
Series 2003-4 2A1
0.503%, 7/20/33 (l)	1,433,153	1,388,290
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.467%, 2/25/34 (l)	84,492	83,178
Series 2004-19 2A1
1.523%, 1/25/35 (l)	29,465	25,213
Series 2005-17 3A1
2.518%, 8/25/35 (l)	128,176	117,550

See Notes to Financial Statements.

1032

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.485%, 10/19/34 (l)	$61,217	$56,630
Series 2005-AR5 A1
0.405%, 7/19/35 (l)	128,304	117,031
Series 2005-AR5 A2
0.405%, 7/19/35 (l)	226,410	210,310
Series 2006-AR4 2A1
0.342%, 6/25/36 (l)	34,083	28,276
Series 2006-AR5 1A1
0.362%, 5/25/46 (l)	1,191,640	893,730
Structured Asset Securities Corp. Trust,
Series 2006-11 A1
2.628%, 10/28/35 (l)§	36,573	34,616
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1
1.524%, 1/10/45	974,104	979,965
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 A2
5.421%, 4/15/47	112,530	113,934
Series 2007-C32 A2
5.928%, 6/15/49 (l)	694,604	703,065
Series 2007-WHL8 A1
0.232%, 6/15/20 (l)§	345,587	343,390
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.524%, 3/23/45 (l)§	6,504,366	6,634,035
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.323%, 11/25/42 (l)	5,579	5,503
Series 2002-AR2 A
1.932%, 2/27/34 (l)	4,007	3,946
Series 2003-AR1 A5
2.142%, 3/25/33 (l)	530,667	537,667
Series 2004-AR1 A
2.407%, 3/25/34 (l)	1,061,336	1,078,063
Series 2005-AR13 A1A1
0.442%, 10/25/45 (l)	144,426	136,180
Series 2005-AR15 A1A1
0.412%, 11/25/45 (l)	34,000	32,000
Series 2006-AR15 2A
2.201%, 11/25/46 (l)	27,146	25,901
Series 2006-AR3 A1A
1.123%, 2/25/46 (l)	52,212	49,375
Series 2006-AR7 3A
2.201%, 7/25/46 (l)	148,645	137,586
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
2.617%, 9/25/34 (l)	33,885	34,547
Series 2007-10 1A22
0.652%, 7/25/37 (l)	756,800	641,976
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1
2.501%, 2/15/44§	975,159	984,526
Series 2011-C4 A1
1.607%, 6/15/44§	343,818	345,238
Series 2012-C6 A1
1.081%, 4/15/45	7,822,491	7,845,480

		130,318,952

Total Asset-Backed and Mortgage-Backed Securities		397,481,495

Corporate Bonds (50.9%)
Consumer Discretionary (2.4%)
Automobiles (1.2%)
Daimler Finance North America LLC
1.875%, 9/15/14§	$9,942,000	$9,972,052
0.829%, 1/9/15 (l)§	3,300,000	3,307,291
2.300%, 1/9/15§	103,000	103,922
0.580%, 3/10/17 (l)§	11,000,000	10,994,588

		24,377,853

Household Durables (0.2%)
Maytag Corp.
6.450%, 8/15/14	2,083,000	2,093,415
Newell Rubbermaid, Inc.
2.000%, 6/15/15	2,041,000	2,067,312

		4,160,727

Media (1.0%)
Cox Communications, Inc.
5.450%, 12/15/14	8,640,000	8,825,305
7.250%, 11/15/15	1,800,000	1,953,980
Discovery Communications LLC
3.700%, 6/1/15	1,388,000	1,428,550
NBCUniversal Enterprise, Inc.
0.763%, 4/15/16 (l)§	6,421,000	6,442,795
0.911%, 4/15/18 (l)§	1,694,000	1,702,688
Time Warner, Inc.
5.875%, 11/15/16	347,000	386,779

		20,740,097

Total Consumer Discretionary		49,278,677

Consumer Staples (2.4%)
Beverages (1.5%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	4,198,000	4,199,579
4.125%, 1/15/15	5,102,000	5,204,434
3.625%, 4/15/15	1,007,000	1,032,820
Foster’s Finance Corp.
4.875%, 10/1/14 (b)§	1,666,000	1,683,396
PepsiCo, Inc.
0.425%, 7/30/15 (l)	5,000,000	5,010,051
SABMiller Holdings, Inc.
1.850%, 1/15/15§	3,407,000	3,432,462
2.450%, 1/15/17§	9,025,000	9,295,946

		29,858,688

Food & Staples Retailing (0.6%)
CVS Caremark Corp.
1.200%, 12/5/16	400,000	402,221
Walgreen Co.
1.000%, 3/13/15	11,190,000	11,230,349

		11,632,570

Food Products (0.1%)
Campbell Soup Co.
0.525%, 8/1/14 (l)	2,777,000	2,777,546
Hershey Co.
1.500%, 11/1/16	347,000	353,197

		3,130,743

See Notes to Financial Statements.

1033

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Tobacco (0.2%)
Altria Group, Inc.
4.125%, 9/11/15	$1,341,000	$1,394,118
Reynolds American, Inc.
1.050%, 10/30/15	2,221,000	2,220,512

		3,614,630

Total Consumer Staples		48,236,631

Energy (2.3%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
1.150%, 12/15/16	2,000,000	2,004,650

Oil, Gas & Consumable Fuels (2.2%)
Devon Energy Corp.
0.681%, 12/15/15 (l)	18,610,000	18,687,312
1.875%, 5/15/17	1,694,000	1,725,418
Enterprise Products Operating LLC
5.600%, 10/15/14	1,180,000	1,197,298
5.000%, 3/1/15	1,138,000	1,171,034
1.250%, 8/13/15	3,235,000	3,254,311
Kinder Morgan Energy Partners LP
5.125%, 11/15/14	1,300,000	1,321,580
Phillips 66
1.950%, 3/5/15	3,933,000	3,971,326
2.950%, 5/1/17	694,000	727,920
Pioneer Natural Resources Co.
5.875%, 7/15/16	3,400,000	3,722,588
Plains All American Pipeline LP/Plains All American Finance Corp.
5.250%, 6/15/15	3,471,000	3,629,552
3.950%, 9/15/15	2,230,000	2,313,844
6.125%, 1/15/17	1,522,000	1,705,021
Plains Exploration & Production Co.
6.125%, 6/15/19	1,000,000	1,110,457

		44,537,661

Total Energy		46,542,311

Financials (28.4%)
Banks (9.0%)
Bank of America Corp.
5.450%, 7/15/14	3,694,000	3,700,670
5.125%, 11/15/14	2,000,000	2,034,106
5.000%, 1/15/15	11,373,000	11,639,634
4.500%, 4/1/15	3,175,000	3,269,965
7.750%, 8/15/15	592,000	639,371
1.500%, 10/9/15	5,000,000	5,043,007
6.500%, 8/1/16	7,875,000	8,724,058
Branch Banking & Trust Co.
0.558%, 10/28/15 (l)	10,000,000	10,011,164
Citigroup, Inc.
5.000%, 9/15/14	18,000,000	18,158,173
5.500%, 10/15/14	10,119,000	10,248,427
6.010%, 1/15/15	2,550,000	2,623,141
2.650%, 3/2/15	9,668,000	9,805,496
4.875%, 5/7/15	3,725,000	3,857,676
2.250%, 8/7/15	7,500,000	7,623,566
JPMorgan Chase & Co.
0.847%, 2/26/16 (l)	25,454,000	25,574,530
0.939%, 3/31/16 (l)	2,600,000	2,593,874
0.744%, 2/15/17 (l)	12,750,000	12,801,148

Regions Financial Corp.
5.750%, 6/15/15	$2,015,000	$2,097,010
U.S. Bancorp/Minnesota
0.629%, 4/25/19 (l)	8,000,000	7,988,838
U.S. Bank N.A./Ohio
3.778%, 4/29/20 (l)	16,731,000	17,065,620
Union Bank N.A.
0.624%, 5/5/17 (l)	15,000,000	15,082,445
Wachovia Corp.
0.565%, 10/28/15 (l)	2,000,000	2,001,174
Wells Fargo Bank N.A.
0.561%, 3/15/16 (l)	1,815,000	1,815,388
0.435%, 5/16/16 (l)	264,000	263,419

		184,661,900

Capital Markets (4.3%)
Bank of New York Mellon Corp.
0.457%, 3/4/16 (l)	15,966,000	15,961,451
Goldman Sachs Group, Inc.
3.700%, 8/1/15	5,800,000	5,983,752
0.680%, 3/22/16 (l)	7,000,000	6,992,882
0.852%, 6/4/17 (l)	35,000,000	35,027,422
Morgan Stanley
4.200%, 11/20/14	11,897,000	12,066,756
4.100%, 1/26/15	2,000,000	2,041,405
6.000%, 4/28/15	8,600,000	8,999,384
5.375%, 10/15/15	2,000,000	2,118,887

		89,191,939

Consumer Finance (9.4%)
American Express Credit Corp.
0.497%, 6/5/17 (l)	17,000,000	17,000,870
0.781%, 3/18/19 (l)	5,000,000	5,007,207
American Honda Finance Corp.
1.450%, 2/27/15§	1,188,000	1,195,400
2.500%, 9/21/15§	1,180,000	1,208,398
0.602%, 5/26/16 (l)§	5,850,000	5,875,605
2.600%, 9/20/16§	1,260,000	1,310,656
2.125%, 2/28/17§	10,413,000	10,697,111
Ford Motor Credit Co. LLC
7.000%, 4/15/15	1,041,000	1,093,402
2.500%, 1/15/16	7,289,000	7,473,195
1.500%, 1/17/17	1,000,000	1,003,750
1.060%, 3/12/19 (l)	16,300,000	16,376,525
Harley-Davidson Financial Services, Inc.
1.150%, 9/15/15§	694,000	696,803
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	1,388,000	1,419,969
HSBC Finance Corp.
5.250%, 4/15/15	30,000,000	31,096,623
0.657%, 6/1/16 (l)	5,137,000	5,138,276
HSBC USA, Inc.
2.375%, 2/13/15	13,142,000	13,295,689
Hyundai Capital America
1.625%, 10/2/15§	4,500,000	4,531,358
3.750%, 4/6/16§	300,000	312,675
3.750%, 4/6/16 (m)	500,000	521,124
1.875%, 8/9/16§	2,500,000	2,536,850
1.450%, 2/6/17§	9,500,000	9,523,085
4.000%, 6/8/17§	3,280,000	3,488,863
John Deere Capital Corp.
0.750%, 1/22/16	2,499,000	2,506,472

See Notes to Financial Statements.

1034

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Navient Corp.
3.875%, 9/10/15	$3,025,000	$3,108,188
6.250%, 1/25/16	7,524,000	8,041,651
Nissan Motor Acceptance Corp.
4.500%, 1/30/15§	694,000	709,632
1.000%, 3/15/16§	972,000	971,610
0.934%, 9/26/16 (l)§	1,500,000	1,507,105
1.950%, 9/12/17§	19,923,000	20,097,286
PACCAR Financial Corp.
0.495%, 2/8/16 (l)	3,957,000	3,967,482
Toyota Motor Credit Corp.
0.380%, 3/10/15 (l)	4,044,000	4,048,152
0.516%, 5/17/16 (l)	6,942,000	6,967,427

		192,728,439

Diversified Financial Services (3.1%)
BMW U.S. Capital LLC
0.567%, 6/2/17	5,000,000	4,979,790
Crown Castle Towers LLC
3.214%, 8/15/15§	7,567,000	7,718,340
General Electric Capital Corp.
1.625%, 7/2/15	2,150,000	2,176,910
1.000%, 8/11/15 (l)	2,083,000	2,097,615
0.831%, 12/11/15 (l)	4,859,000	4,888,985
0.830%, 1/8/16 (l)	7,428,000	7,476,955
5.000%, 1/8/16	35,000	37,320
0.457%, 1/14/16 (l)	26,000,000	26,028,725
JPMorgan Chase Bank N.A.
0.560%, 6/13/16 (l)	2,777,000	2,765,654
0.647%, 6/2/17 (l)	6,000,000	6,003,477

		64,173,771

Insurance (2.1%)
American International Group, Inc.
5.050%, 10/1/15	900,000	946,657
Jackson National Life Global Funding
1.250%, 2/21/17 (b)§	5,000,000	5,001,960
Metropolitan Life Global Funding I
0.607%, 4/10/17 (b)(l)§	15,000,000	15,037,836
New York Life Global Funding
1.125%, 3/1/17 (b)§	12,400,000	12,239,536
Principal Life Global Funding II
1.000%, 12/11/15§	2,430,000	2,431,564
Prudential Covered Trust Series 2012-1 2.997%, 9/30/15§	7,220,000	7,395,598

		43,053,151

Real Estate Investment Trusts (REITs) (0.5%)
HCP, Inc.
3.750%, 2/1/16	4,295,000	4,490,830
WEA Finance LLC/WT Finance (Aust) Pty Ltd.
5.750%, 9/2/15 (b)§	4,235,000	4,543,096
Weyerhaeuser Co.
6.950%, 8/1/17	902,000	1,042,510

		10,076,436

Total Financials		583,885,636

Health Care (5.8%)
Biotechnology (1.7%)
Amgen, Inc.
2.300%, 6/15/16	3,332,000	3,424,552

2.500%, 11/15/16	$5,189,000	$5,361,999
0.608%, 5/22/17 (l)	14,500,000	14,479,935
5.850%, 6/1/17	2,083,000	2,351,039
Genentech, Inc.
4.750%, 7/15/15	1,069,000	1,117,342
Gilead Sciences, Inc.
2.400%, 12/1/14	2,718,000	2,739,927
3.050%, 12/1/16	4,272,000	4,476,355

		33,951,149

Health Care Providers & Services (1.5%)
Express Scripts Holding Co.
2.750%, 11/21/14	16,500,000	16,652,707
2.100%, 2/12/15	7,100,000	7,169,037
Sutter Health
1.090%, 8/15/53	3,471,000	3,472,849
WellPoint, Inc.
1.250%, 9/10/15	2,777,000	2,796,546

		30,091,139

Life Sciences Tools & Services (0.7%)
Thermo Fisher Scientific, Inc.
3.250%, 11/20/14	3,000,000	3,032,723
3.200%, 5/1/15	850,000	868,442
2.250%, 8/15/16	8,784,000	8,999,793
1.300%, 2/1/17	2,000,000	2,002,298

		14,903,256

Pharmaceuticals (1.9%)
AbbVie, Inc.
1.200%, 11/6/15	24,286,000	24,432,952
Actavis, Inc.
1.875%, 10/1/17	1,194,000	1,204,944
Johnson & Johnson
0.299%, 11/28/16 (l)	14,400,000	14,421,920

		40,059,816

Total Health Care		119,005,360

Industrials (2.3%)
Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	1,749,000	1,756,184

Road & Rail (1.3%)
Burlington Northern Santa Fe LLC
4.875%, 1/15/15	7,083,000	7,257,124
Norfolk Southern Corp.
5.257%, 9/17/14	3,041,000	3,070,273
7.700%, 5/15/17	2,499,000	2,941,191
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, 7/11/14§	6,015,000	6,017,843
3.125%, 5/11/15§	3,471,000	3,538,898
2.500%, 3/15/16§	2,673,000	2,741,347
Union Pacific Corp.
4.875%, 1/15/15	1,100,000	1,126,318

		26,692,994

Trading Companies & Distributors (0.9%)
International Lease Finance Corp.
6.500%, 9/1/14§	1,900,000	1,916,625
4.875%, 4/1/15	8,711,000	8,928,775

See Notes to Financial Statements.

1035

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

8.625%, 9/15/15	$2,344,000	$2,537,380
5.750%, 5/15/16	5,760,000	6,148,800

		19,531,580

Total Industrials		47,980,758

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
0.727%, 3/1/19 (l)	1,500,000	1,511,281

Software (0.6%)
Oracle Corp.
0.743%, 10/8/19 (l)	5,000,000	5,000,000
Symantec Corp.
2.750%, 9/15/15	7,264,000	7,415,375

		12,415,375

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
0.523%, 5/6/19 (l)	10,000,000	10,005,438
Hewlett-Packard Co.
2.625%, 12/9/14	2,175,000	2,196,123

		12,201,561

Total Information Technology		26,128,217

Materials (0.4%)
Chemicals (0.2%)
Dow Chemical Co.
2.500%, 2/15/16	1,735,000	1,781,689
Ecolab, Inc.
1.000%, 8/9/15	1,735,000	1,738,850

		3,520,539

Metals & Mining (0.2%)
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18	3,402,000	3,452,350
TCI Communications, Inc.
8.750%, 8/1/15	721,000	784,753

		4,237,103

Paper & Forest Products (0.0%)
Georgia-Pacific LLC
7.700%, 6/15/15	347,000	370,003

Total Materials		8,127,645

Telecommunication Services (3.2%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.
0.654%, 3/30/17 (l)	10,000,000	10,016,691
BellSouth Corp.
4.182%, 4/26/15§(b)	15,000,000	15,431,625
Verizon Communications, Inc.
1.761%, 9/15/16 (l)	14,870,000	15,280,031
0.630%, 6/9/17 (l)	6,300,000	6,307,767
1.981%, 9/14/18 (l)	18,500,000	19,503,327

Total Telecommunication Services		66,539,441

Utilities (2.4%)
Electric Utilities (2.0%)
Duke Energy Carolinas LLC
1.750%, 12/15/16	3,471,000	3,543,891

Duke Energy Progress, Inc.
0.430%, 3/6/17 (l)	$1,750,000	$1,749,147
Nevada Power Co.
5.875%, 1/15/15	104,000	107,220
Ohio Power Co.
6.000%, 6/1/16	3,471,000	3,811,478
Pacific Gas & Electric Co.
0.423%, 5/11/15 (l)	9,100,000	9,102,967
Southern California Edison Co.
4.650%, 4/1/15	1,050,000	1,083,972
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	20,000,000	20,548,666

		39,947,341

Multi-Utilities (0.4%)
Consumers Energy Co.
5.500%, 8/15/16	2,083,000	2,286,290
Dominion Resources, Inc.
1.950%, 8/15/16	1,774,000	1,811,653
1.400%, 9/15/17	4,254,000	4,252,493

		8,350,436

Total Utilities		48,297,777

Total Corporate Bonds		1,044,022,453

Government Securities (27.6%)
Agency ABS (0.5%)
Massachusetts Educational Financing Authority Student Loan Asset-Backed Notes
Series 2008-1
1.179% 4/25/38 (l)	471,591	477,855
Small Business Administration
Series 2008-P10A 1
5.902% 2/10/18	200,284	217,196
Small Business Administration Participation Certificates
Series 2003-20I 1
5.130% 9/1/23	4,550	4,941
Series 2004-20C 1
4.340% 3/1/24	51,917	54,705
Series 2005-20B 1
4.625% 2/1/25	64,436	68,507
Series 2008-20G 1
5.870% 7/1/28	4,561,542	5,150,434
Series 2008-20H 1
6.020% 8/1/28	4,433,459	5,044,255

		11,017,893

Agency CMO (8.8%)
Federal Home Loan Mortgage Corp.
0.302% 7/15/19 (l)	339,135	339,307
1.465% 8/25/19 IO (l)	65,452,397	3,823,716
0.302% 10/15/20 (l)	741,743	741,689
2.365% 11/1/23 (l)	3,028	3,146
0.452% 8/15/25 (l)	1,970,867	1,978,419
6.500% 4/15/29	10,675	12,257
0.502% 12/15/29 (l)	1,613	1,611
2.370% 1/1/34 (l)	19,159	20,246
0.552% 7/15/34 (l)	3,186,922	3,194,500
2.640% 3/1/35 (l)	58,062	62,199

See Notes to Financial Statements.

1036

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

4.858% 10/1/35 (l)	$7,204	$7,608
4.995% 10/1/35 (l)	30,923	32,898
4.288% 11/1/35 (l)	35,768	37,828
2.094% 7/1/36 (l)	735,798	771,514
2.138% 9/1/36 (l)	775,992	821,463
0.552% 9/15/36 (l)	64,071	64,252
2.241% 10/1/36 (l)	440,642	466,831
0.532% 11/15/36 (l)	38,681	38,805
0.632% 11/15/36 (l)	1,033,617	1,038,980
0.652% 7/15/39 (l)	318,690	320,820
0.652% 2/15/41 (l)	1,572,899	1,583,968
0.572% 4/15/41 (l)	1,269,575	1,274,430
0.602% 9/15/41 (l)	2,499,672	2,509,512
6.500% 7/25/43	5,785	6,518
0.552% 12/15/43 (l)	38,197,458	38,242,126
1.323% 10/25/44 (l)	532,878	536,339
1.323% 2/25/45 (l)	684,303	693,372
Federal National Mortgage Association
0.595% 8/25/15	5,423,182	5,426,346
0.583% 1/25/17 (l)	23,828,161	23,866,491
4.484% 2/1/17	1,643,146	1,674,947
0.851% 1/1/21 (l)	3,277,240	3,317,342
2.485% 11/1/34 (l)	510,045	544,993
2.039% 1/1/35 (l)	12,853	13,502
0.452% 5/25/35 (l)	80,913	81,024
2.269% 5/25/35 (l)	201,755	207,960
2.098% 7/1/35 (l)	105,055	111,050
5.519% 12/1/35 (l)	146,545	156,784
2.504% 1/1/36 (l)	80,889	86,502
5.698% 3/1/36 (l)	108,358	115,825
5.784% 3/1/36 (l)	113,646	121,744
0.602% 6/25/36 (l)	4,109,093	4,135,121
0.212% 12/25/36 (l)	29,849	29,106
0.692% 7/25/37 (l)	1,025,719	1,034,650
0.352% 10/27/37 (l)	4,651,109	4,627,627
0.832% 12/25/37 (l)	2,010,781	2,038,514
0.732% 6/25/41 (l)	3,147,528	3,177,005
0.702% 9/25/41 (l)	6,046,734	6,093,552
0.502% 5/25/42 (l)	31,638	31,585
0.602% 6/25/42 (l)	2,069,343	2,071,094
0.552% 12/25/43 (l)	17,675,814	17,717,815
1.323% 3/1/44 (l)	338,012	345,240
1.323% 7/1/44 (l)	4,647	4,746
1.323% 10/1/44 (l)	24,859	25,391
Government National Mortgage Association
0.852% 2/20/62 (l)	9,493,994	9,545,936
1.202% 2/20/62 (l)	4,873,730	4,970,186
0.702% 4/20/62 (l)	4,936,741	4,931,621
0.722% 4/20/62 (l)	4,124,852	4,124,019
National Credit Union Administration Guaranteed Notes
0.532% 3/6/20 (l)	4,936,161	4,943,681
1.600% 10/29/20	3,187,923	3,220,175
0.712% 12/8/20 (l)	12,826,671	12,922,277

		180,338,205

Municipal Bonds (4.2%)
Arizona School Facilities Board Revenue Refunding Taxable School Improvement, Revenue Refunding Bonds, Series 2013
0.812% 7/1/16	1,735,000	1,736,301

Arkansas Student Loan Authority, Series 2010-1, Class A
1.127% 11/25/43 (l)	$1,832,293	$1,848,600
California Infrastructure & Economic Development Bank, Revenue Bonds, Series 2013A-1
0.340% 10/1/47 (l)	2,500,000	2,499,450
California Infrastructure & Economic Development Bank, Revenue Bonds, Series 2013A-2
0.340% 10/1/47 (l)	1,665,000	1,664,634
City & Country of Honolulu Taxable, General Obligation Bonds, Series 2012E
0.778% 11/1/15	1,525,000	1,529,590
City of Columbus, Ohio Various Purpose Limited Tax Refunding Bonds, Series 2014-4
0.724% 2/15/16	1,500,000	1,503,585
City of New York, General Obligation Bonds, Fiscal 2004, Series D
5.000% 10/15/15	5,010,000	5,303,135
City of New York, General Obligation Bonds, Fiscal 2004, Series O
4.650% 6/1/15	1,935,000	2,009,285
City of New York, General Obligation Bonds, Fiscal 2008, Sub-Series C-2
5.000% 10/1/14	4,165,000	4,212,772
City of New York, New York Taxable, General Obligation Bonds, Series A
2.560% 8/1/17	1,390,000	1,438,608
Commonwealth of Massachusetts Various Consolidated Loan, General Obligation Funds, Series D
0.400% 1/1/17 (l)	1,390,000	1,392,363
Denver Urban Renewal Authority, Revenue Bonds, Series 2013A-1
5.000% 12/1/14	900,000	916,947
5.000% 12/1/15	1,005,000	1,066,446
Fairfax County Virginia Industrial Development Authority Health Care-Inova Health System, Revenue Bonds, Series 2012 A
4.000% 5/15/15	455,000	470,247
4.000% 5/15/16	345,000	368,474
Fairfax County Virginia Redevelopment & Housing Authority, Series 2013A
0.660% 3/1/15	705,000	704,908
Floyd County Development Authority Pollution Georgia Power Company Plant, Revenue Bonds, Series 2010
0.850% 7/1/22 (l)	695,000	698,621
Lower Colorado River Authority Texas, Revenue Refunding Bonds, Series 2012A
5.000% 5/15/15	1,655,000	1,723,302
New Jersey Economic Development Authority Refunding Taxable School Faclities Construction, Series OO
0.857% 3/1/15	4,305,000	4,314,686
New Jersey State Turnpike Authority Turnpike Revenue Unrefunded Balance Taxable, Series B, AMBAC
4.252% 1/1/16	1,630,000	1,675,069

See Notes to Financial Statements.

1037

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

New York State Dormitory Authority Non Taxable-Pledged Assessment, Revenue Bonds, Series 2010A
3.125% 12/1/15	$4,920,000	$5,096,431
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds, Series 2012C
0.800% 12/1/33 (l)	335,000	333,442
North Carolina State Education Assistance Authority Revenue Refunding Student Loan Banked Notes, Series A-1, A-2 & A-3, Class A1
0.679% 10/26/20 (l)	2,844,369	2,844,995
Northeast Maryland Waste Disposal Authority Amt-Montgomery County Solid, Revenue Bonds, Series 2013
4.000% 4/1/16	6,940,000	7,346,337
Regents of the University of California, General Revenue Bonds, Series Y-1
0.651% 7/1/41 (l)	2,400,000	2,403,072
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A, Class T
2.743% 9/1/18	300,000	299,964
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A-T, Class T
1.511% 9/1/16	1,000,000	998,000
South Dakota Educational Enhancement Funding Corp., Series 2013A
1.188% 6/1/15	1,755,000	1,746,119
1.551% 6/1/16	695,000	687,953
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.450% 4/1/15	2,810,000	2,915,375
5.950% 4/1/16	1,515,000	1,653,759
State of California, Various Purposes, General Obligation Bonds, Series 2010
3.950% 11/1/15	1,390,000	1,454,135
State of California, Various Purposes, General Obligation Bonds, Series 2013
0.850% 2/1/15	3,470,000	3,477,807
1.250% 11/1/16	5,000,000	5,051,750
State of Texas Veterans Bonds, Taxable Refunding, Series 2014C-2
0.500% 6/1/17 (l)	3,500,000	3,499,335
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945% 3/1/19	500,000	502,310
3.195% 9/1/19	500,000	498,780
Tarrant County Texas Cultural Education Scott and White Healthcare Project, Revenue Bonds, Series 2013A
5.000% 8/15/15	590,000	621,707
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467% 6/1/47	840,000	718,570
Tri-County Metropolitan Transportation District Oregon Payroll Tax and Grant Receipt, Revenue Bonds, Series 2013
3.000% 11/1/16	3,470,000	3,543,009
University of California Revenues Taxable General, Revenue Bonds, Series AG
0.392% 5/15/15	2,310,000	2,310,439

University of Massachusetts Building Authority, Refunding Revenue Bonds, Senior Series 2014-A
1.311% 11/1/17	$1,800,000	$1,801,800
University Wisconsin Hospitals & Clinics Authority, Revenue Bonds, Series 2013A 4.000% 4/1/15 220,000		226,299

		87,108,411

Supranational (2.9%)
Asian Development Bank
4.250% 10/20/14	8,400,000	8,500,533
0.200% 5/29/15 (l)	14,300,000	14,301,410
Inter-American Development Bank
0.044% 6/30/15 (l)	16,039,000	15,988,477
0.192% 2/11/16 (l)	15,000,000	14,989,980
International Bank for Reconstruction & Development
0.355% 5/8/17 (l)	5,600,000	5,596,640

		59,377,040

U.S. Government Agencies (11.2%)
Federal Farm Credit Bank
0.270% 6/20/16 (l)(z)	85,450,000	85,619,277
0.280% 7/27/16 (l)	76,625,000	76,784,533
0.182% 9/12/16 (z)	7,970,000	7,975,252
Federal Home Loan Bank
1.625% 3/27/17#	6,000,000	6,056,609
Federal Home Loan Mortgage Corp.
1.250% 9/18/17	694,000	697,747
2.000% 11/6/17#	5,206,000	5,237,165
Federal National Mortgage Association
2.000% 9/21/15	2,777,000	2,836,309
0.830% 7/15/16	9,308,000	9,310,476
0.162% 7/25/16 (l)(z)	25,615,000	25,623,709
0.172% 8/15/16 (l)(z)	9,500,000	9,504,836

		229,645,913

Total Government Securities		567,487,462

Total Long-Term Debt Securities (97.9%) (Cost $2,004,757,658)		2,008,991,410

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	1,278

Total Common Stocks (0.0%) (Cost $790)		1,278

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (3.2%)
Edison International
0.24%, 7/3/14 (n)(p)	$5,000,000	4,999,900
Entergy Corp.
0.39%, 7/11/14 (n)(p)	9,000,000	8,998,920

See Notes to Financial Statements.

1038

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

0.58%, 9/12/14 (n)(p)	$6,700,000	$6,692,066
0.59%, 9/16/14 (n)(p)	5,100,000	5,093,532
Ford Motor Credit Co. LLC
0.61%, 1/5/15 (n)(p)	5,000,000	4,984,000
Kansas City Southern Railway Co.
0.36%, 7/2/14 (n)(p)	4,600,000	4,599,908
Mohawk Industries, Inc.
0.36%, 7/2/14 (n)(p)	1,000,000	999,980
0.53%, 7/18/14 (n)(p)	10,000,000	9,997,361
NiSource Finance Corp.
0.99%, 7/25/14 (n)(p)	20,000,000	19,986,200

Total Commercial Paper		66,351,867

Total Short-Term Investments (3.2%) (Cost $66,343,852)		66,351,867

Total Investments Before Securities Sold Short (101.1%) (Cost $2,071,102,300)		2,075,344,555

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B†	(13)	(400)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(400)

Total Investments after Securities Sold Short (101.1%) (Cost $2,071,102,300)		2,075,344,155
Other Assets Less Liabilities (-1.1%)		(22,771,770)

Net Assets (100%)		$2,052,572,385

†	Securities (totaling $5,429,611 or 0.3% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $361,626,459 or 17.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $504,516.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2014.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2014, the market value of these securities amounted to $521,124 or 0.0% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

ABS	—	Asset-Backed Security
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CMO	—	Collateralized Mortgage Obligation
IO	—	Interest Only

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	1,735	September-14	$380,696,303	$380,995,156	$(298,853)

See Notes to Financial Statements.

1039

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$265,362,473	$1,800,070	$267,162,543
Non-Agency CMO	—	126,689,011	3,629,941	130,318,952
Common Stocks
Financials	1,278	—	—	1,278
Corporate Bonds
Consumer Discretionary	—	49,278,677	—	49,278,677
Consumer Staples	—	48,236,631	—	48,236,631
Energy	—	46,542,311	—	46,542,311
Financials	—	583,885,636	—	583,885,636
Health Care	—	119,005,360	—	119,005,360
Industrials	—	47,980,758	—	47,980,758
Information Technology	—	26,128,217	—	26,128,217
Materials	—	8,127,645	—	8,127,645
Telecommunication Services	—	66,539,441	—	66,539,441
Utilities	—	48,297,777	—	48,297,777
Government Securities
Agency ABS	—	11,017,893	—	11,017,893
Agency CMO	—	180,338,205	—	180,338,205
Municipal Bonds	—	87,108,411	—	87,108,411
Supranational	—	59,377,040	—	59,377,040
U.S. Government Agencies	—	229,645,913	—	229,645,913
Short-Term Investments	—	66,351,867	—	66,351,867

Total Assets	$1,278	$2,069,913,266	$5,430,011	$2,075,344,555

Liabilities:

Common Stocks
Financials	$—	$—	$(400)	$(400)
Futures	(298,853)	—	—	(298,853)

Total Liabilities	$(298,853)	$—	$(400)	$(299,253)

Total	$(297,575)	$2,069,913,266	$5,429,611	$2,075,045,302

(a)	A security with a market value of $38,242,126 transferred from Level 3 to Level 2 since the beginning of the period due to the security currently being priced by a third party pricing vendor.
(b)	A security with a market value of $3,629,941 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

1040

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(298,853	)*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(298,853)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(298,853)	$—	$—	$(298,853)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(298,853)	$—	$—	$(298,853)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $380,995,000 for one month during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Exchange Traded Futures & Options Contracts (b)	$ 298,853(c)	$—	$—	$298,853

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$706,213,007
Long-term U.S. government debt securities	306,272,573

$1,012,485,580

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$789,538,029
Long-term U.S. government debt securities	428,439,835

$1,217,977,864

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,191,199
Aggregate gross unrealized depreciation	(6,285,505)

Net unrealized appreciation	$3,905,694

Federal income tax cost of investments	$2,071,438,861

The Portfolio has a net capital loss carryforward of $254,044,255 of which $4,924,596 expires in the year 2015, $131,902,909 expires in the year 2016, $115,032,572 expires in the year 2017 and $2,184,178 expires in the year 2018.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $6,472,856 for Short Term losses and $3,315,938 for Long Term losses.

See Notes to Financial Statements.

1042

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $2,071,102,300)	$2,075,344,555
Cash	6,751,246
Foreign cash (Cost $1)	1
Dividends, interest and other receivables	8,282,555
Receivable for securities sold	325,558
Receivable from Separate Accounts for Trust shares sold	100,523
Other assets	14,837

Total assets	2,090,819,275

LIABILITIES
Payable for sale-buyback financing transactions	24,007,592
Payable for securities purchased	11,070,393
Payable to Separate Accounts for Trust shares redeemed	1,478,592
Investment management fees payable	796,853
Administrative fees payable	186,775
Due to broker for futures variation margin	54,224
Distribution fees payable – Class IB	30,426
Distribution fees payable – Class IA	9,456
Trustees’ fees payable	2,144
Securities sold short (Proceeds received $—)	400
Other liabilities	127,657
Accrued expenses	482,378

Total liabilities	38,246,890

NET ASSETS	$2,052,572,385

Net assets were comprised of:
Paid in capital	$2,308,392,745
Accumulated undistributed net investment income (loss)	5,892,328
Accumulated undistributed net realized gain (loss) on investments, securities sold short and securities sold short	(265,528,034)
Net unrealized appreciation (depreciation) on investments, securities sold short and futures	3,815,346

Net assets	$2,052,572,385

Class IA
Net asset value, offering and redemption price per share, $45,638,438 / 4,600,681 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

Class IB
Net asset value, offering and redemption price per share, $147,622,074 / 14,857,623 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

Class K
Net asset value, offering and redemption price per share, $1,859,311,873 / 187,206,082 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$11,757,369

EXPENSES
Investment management fees	5,009,271
Administrative fees	1,080,783
Distribution fees – Class IB	184,896
Printing and mailing expenses	111,544
Distribution fees – Class IA	57,486
Professional fees	42,952
Custodian fees	41,881
Trustees’ fees	29,777
Interest expense	6,226
Miscellaneous	59,346

Gross expenses	6,624,162
Less: Waiver from investment manager	(68,315)

Net expenses	6,555,847

NET INVESTMENT INCOME (LOSS)	5,201,522

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(566,151)

Change in unrealized appreciation (depreciation) on:
Investments	3,236,334
Futures	(298,853)
Securities sold short	(17)

Net change in unrealized appreciation (depreciation)	2,937,464

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,371,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,572,835

See Notes to Financial Statements.

1043

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,201,522	$20,262,518
Net realized gain (loss) on investments	(566,151)	(4,129,783)
Net change in unrealized appreciation (depreciation) on investments, securities sold short and futures	2,937,464	(11,678,055)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,572,835	4,454,680

DIVIDENDS:
Dividends from net investment income
Class IA	—	(351,274)
Class IB	—	(1,103,235)
Class K	—	(19,777,346)

TOTAL DIVIDENDS	—	(21,231,855)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 656,914 and 1,778,460 shares, respectively ]	6,510,986	17,722,376
Capital shares issued in reinvestment of dividends [ 0 and 35,470 shares, respectively ]	—	351,274
Capital shares repurchased [ (881,398) and (1,934,349) shares, respectively ]	(8,735,620)	(19,274,705)

Total Class IA transactions	(2,224,634)	(1,201,055)

Class IB
Capital shares sold [ 1,019,675 and 8,669,827 shares, respectively ]	10,121,963	86,519,880
Capital shares issued in reinvestment of dividends [ 0 and 111,222 shares, respectively ]	—	1,103,235
Capital shares repurchased [ (1,309,040) and (20,754,805) shares, respectively ]	(12,995,345)	(207,186,608)
Capital shares repurchased in-kind (Note 9)[ 0 and (95,544,275) shares, respectively ]	—	(952,138,686)

Total Class IB transactions	(2,873,382)	(1,071,702,179)

Class K
Capital shares sold [ 3,428,382 and 34,279,702 shares, respectively ]	33,948,265	342,343,912
Capital shares issued in reinvestment of dividends [ 0 and 1,997,278 shares, respectively ]	—	19,777,346
Capital shares repurchased [ (17,768,160) and (29,674,453) shares, respectively ]	(176,178,691)	(296,122,910)

Total Class K transactions	(142,230,426)	65,998,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(147,328,442)	(1,006,904,886)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(139,755,607)	(1,023,682,061)
NET ASSETS:
Beginning of period	2,192,327,992	3,216,010,053

End of period (a)	$2,052,572,385	$2,192,327,992

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,892,328	$690,806

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO(ii)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.90	$9.97	$9.88	$9.95	$9.90	$9.28

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.05 (e)	0.05 (e)	0.07 (e)	0.06 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.01	(0.05)	0.10	(0.06)	0.05	0.67

Total from investment operations	0.02	— #	0.15	0.01	0.11	0.77

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.08)	(0.06)	(0.12)
Distributions from net realized gains	—	—	—	—	—	(0.03)

Total dividends and distributions	—	(0.07)	(0.06)	(0.08)	(0.06)	(0.15)

Net asset value, end of period	$9.92	$9.90	$9.97	$9.88	$9.95	$9.90

Total return (b)	0.20%	0.03%	1.48%	0.07%	1.10%	8.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,638	$47,750	$49,291	$48,992	$1,541,074	$1,156,322
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%	0.84%	0.58%	0.62%	0.65%
Before waivers (a)	0.86%	0.85%	0.84%	0.58%	0.62%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.27%	0.54%	0.51%	0.70%	0.58%	1.01%
Before waivers (a)	0.26%	0.54%	0.51%	0.70%	0.58%	1.01%
Portfolio turnover rate (z)	53%	475%	189%	210%	206%	246%

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO(ii)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.91	$9.98	$9.89	$9.96	$9.91	$9.28

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.06 (e)	0.05 (e)	0.04 (e)	0.03 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.02	(0.06)	0.10	(0.06)	0.05	0.68

Total from investment operations	0.03	— #	0.15	(0.02)	0.08	0.75

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.05)	(0.03)	(0.09)
Distributions from net realized gains	—	—	—	—	—	(0.03)

Total dividends and distributions	—	(0.07)	(0.06)	(0.05)	(0.03)	(0.12)

Net asset value, end of period	$9.94	$9.91	$9.98	$9.89	$9.96	$9.91

Total return (b)	0.30%	0.03%	1.48%	(0.18)%	0.85%	8.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$147,622	$150,135	$1,223,829	$1,356,452	$1,525,237	$1,673,028
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%	0.84%	0.83%	0.87%	0.90%
Before waivers (a)	0.86%	0.85%	0.84%	0.83%	0.87%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.27%	0.64%	0.50%	0.45%	0.33%	0.75%
Before waivers (a)	0.26%	0.64%	0.50%	0.45%	0.33%	0.75%
Portfolio turnover rate (z)	53%	475%	189%	210%	206%	246%

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO(ii)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$9.90	$9.97	$9.88	$9.96

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.08 (e)	0.08 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	— #	(0.05)	0.09	(0.03)

Total from investment operations	0.03	0.03	0.17	(0.01)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.08)	(0.07)

Net asset value, end of period	$9.93	$9.90	$9.97	$9.88

Total return (b)	0.30%	0.28%	1.74%	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,859,312	$1,994,443	$1,942,891	$1,950,832
Ratio of expenses to average net assets:
After waivers (a)	0.60%	0.60%	0.59%	0.58%
Before waivers (a)	0.61%	0.60%	0.59%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.52%	0.79%	0.75%	0.71%
Before waivers (a)	0.51%	0.79%	0.75%	0.71%
Portfolio turnover rate (z)	53%	475%	189%	210%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ii)	On Septemper 11, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Short Duration Bond Portfolio and AXA Rosenberg Value Long/Short Equity Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

1047

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2014	% of Net Assets
Government Securities	85.1%
Corporate Bonds	8.0
Asset-Backed and Mortgage-Backed Securities	6.3
Preferred Stocks	0.0	#
Options Purchased	0.0	#
Equities & Warrants	0.0	#
Cash and Other	0.6

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class K commenced operations on April 21, 2014, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,021.50	$4.26
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	1,021.60	4.26
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class K†
Actual	1,000.00	1,011.80	1.10
Hypothetical (5% average return before expenses)	1,000.00	1,022.00	2.83

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IA and Class IB the hypothetical example (to reflect the one-half year period), and multiplied by 71/365 for Class K (to reflect the actual number of days in the period).

†   Class K commenced operations on April 21, 2014.

1048

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.3%)
Asset-Backed Securities (2.2%)
ACAS CLO Ltd., Series 2007-1A A1S 0.438%, 4/20/21 (l)§	$1,100,000	$1,087,976
Aircraft Certificate Owner Trust, Series 2003-1A E 7.001%, 9/20/22§†	916,918	973,075
Ally Master Owner Trust,
Series 2012-4 A 1.720%, 7/15/19	620,000	625,873
Series 2013-1 A2 1.000%, 2/15/18	875,000	878,449
American Express Credit Account Master Trust, Series 2014-2 A 1.260%, 1/15/20	194,000	193,996
AmeriCredit Automobile Receivables Trust,
Series 2011-3 D 4.040%, 7/10/17	400,000	413,960
Series 2012-3 A3 0.960%, 1/9/17	628,052	628,810
Series 2013-1 A2 0.490%, 6/8/16	126,141	126,135
Series 2013-3 A3 0.920%, 4/9/18	825,000	825,683
Series 2013-4 A3 0.960%, 4/9/18	325,000	325,662
Series 2013-5 A2 0.650%, 3/8/17	171,070	171,146
Apidos Quattro CDO, Series 2006-QA A 0.478%, 1/20/19 (l)§	783,321	780,644
ARI Fleet Lease Trust, Series 2014-A A2 0.810%, 11/15/22§	175,472	175,376
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A 2.970%, 2/20/20§	821,000	848,181
Series 2014-1A A 2.460%, 7/20/20§	229,000	230,521
Babson CLO, Inc., Series 2007-1A A1 0.453%, 1/18/21 (l)§	946,617	937,388
Bank of America Auto Trust, Series 2012-1 A4 1.030%, 12/15/16	570,000	573,262
Barclays Dryrock Issuance Trust,
Series 2014-1 A 0.512%, 12/16/19 (l)	475,000	476,836
Series 2014-2 A 0.491%, 3/16/20 (l)	254,000	254,005
BlueMountain CLO Ltd., Series 2005-1A A1F 0.461%, 11/15/17 (l)§	89,489	89,412
Cabela’s Master Credit Card Trust,
Series 2013-1A A 2.710%, 2/17/26 (b)§	615,000	597,320
Series 2014-1 A 0.502%, 3/16/20 (l)	200,000	200,174

Capital Auto Receivables Trust,
Series 2013-3 A2 1.040%, 11/21/16	$670,000	$672,856
Series 2014-1 B 2.220%, 1/22/19	100,000	101,094
CarMax Auto Owner Trust,
Series 2012-1 A3 0.890%, 9/15/16	385,826	386,677
Chase Issuance Trust, Series 2013-A1 A1 1.300%, 2/18/20	250,000	248,184
CIT Equipment Collateral,
Series 2012-VT1 A3 1.100%, 8/22/16§	73,390	73,430
Series 2013-VT1 A3 1.130%, 7/20/20§	485,204	488,455
CitiFinancial Mortgage Securities, Inc., Series 2003-1 AFPT 3.860%, 1/25/33 (e)	76,079	76,459
CNH Equipment Trust,
Series 2012-A A3 0.940%, 5/15/17	184,083	184,466
Series 2013-D A2 0.490%, 3/15/17	477,332	477,406
Series 2014-B A4 1.610%, 5/17/21	147,479	147,484
CPS Auto Receivables Trust,
Series 2013-B A 1.820%, 9/15/20§	310,888	311,911
Series 2014-B A 1.110%, 11/15/18§	231,000	230,427
Discover Card Master Trust, Series 2012-A3 A 0.860%, 11/15/17	406,000	407,706
Dryden Senior Loan Fund, Series 2011-22A A1R 1.396%, 1/15/22 (l)§	1,000,000	999,287
EFS Volunteer LLC, Series 2010-1 A1 1.089%, 10/26/26 (l)§	521,523	526,142
Enterprise Fleet Financing LLC, Series 2014-1 A2 0.870%, 9/20/19§	242,000	242,190
Exeter Automobile Receivables Trust,
Series 2012-2A A 1.300%, 6/15/17§	152,947	153,180
Series 2013-1A A 1.290%, 10/16/17§	159,029	159,331
Series 2014-1A A 1.290%, 5/15/18§	188,523	189,018
Series 2014-2A A 1.060%, 8/15/18§	160,000	159,734
Fifth Third Auto Trust, Series 2013-A A3 0.610%, 9/15/17	488,000	488,466
First National Master Note Trust, Series 2013-2 A 0.682%, 10/15/19 (l)	385,000	387,030
Flagship Credit Auto Trust, Series 2013-1 A 1.320%, 4/16/18 (b)§	149,529	149,759

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Ford Auto Securitization Trust,
Series 2013-R1A A2 1.676%, 9/15/16 (b)§	CAD	343,913	$322,863
Series 2013-R4A A1 1.487%, 8/15/15§(b)		94,478	88,563
Ford Credit Auto Owner Trust,
Series 2012-D B 1.010%, 5/15/18		$210,000	209,348
Ford Credit Floorplan Master Owner Trust,
Series 2013-1 A1 0.850%, 1/15/18		389,000	390,401
Series 2014-1 A1 1.200%, 2/15/19		410,000	410,199
Franklin Clo V Ltd.,
Series 5A A2 0.491%, 6/15/18 (l)§		197,891	196,719
GE Equipment Midticket LLC,
Series 2011-1 A3 1.000%, 8/24/15		18,862	18,867
GE Equipment Small Ticket LLC,
Series 2014-1A A2 0.590%, 8/24/16§		362,305	362,330
Gracechurch Card Funding plc,
Series 2012-1A A1 0.852%, 2/15/17 (l)§		725,000	727,432
Hertz Vehicle Financing LLC,
Series 2013-1A A1 1.120%, 8/25/17 (b)§		430,000	431,600
Series 2013-1A A2 1.830%, 8/25/19§		1,140,000	1,139,218
Huntington Auto Trust,
Series 2011-1A A3 1.010%, 1/15/16§		71,367	71,434
Kingsland I Ltd.,
Series 2005-1A A1A 0.480%, 6/13/19 (l)§		184,017	184,017
Landmark VII CDO Ltd.,
Series 2006-7A A1L 0.501%, 7/15/18 (l)§		437,626	437,004
Landmark VIII CDO Ltd.,
Series 2006-8A A1 0.468%, 10/19/20 (l)§		1,551,677	1,546,822
M&T Bank Auto Receivables Trust,
Series 2013-1A A3 1.060%, 11/15/17§		485,000	486,369
Malin CLO B.V.,
Series 2007-1X A1 0.531%, 5/7/23 (l)(m)	EUR	2,123,970	2,876,933
Mercedes-Benz Auto Lease Trust,
Series 2013-A A3 0.590%, 2/15/16		$423,000	423,501
Mercedes-Benz Master Owner Trust,
Series 2012-AA A 0.790%, 11/15/17§		991,000	994,512
Mid-State Trust,
Series 4 A 8.330%, 4/1/30		45,426	46,439
RASC Trust,
Series 2003-KS3 A2 0.752%, 5/25/33 (l)		35,063	33,251

Renaissance Home Equity Loan Trust,
Series 2003-3 A 0.652%, 12/25/33 (l)		$72,002	$69,524
Santander Drive Auto Receivables Trust,
Series 2012-3 D 3.640%, 5/15/18		338,000	352,943
Series 2013-3 C 1.810%, 4/15/19		616,000	620,825
Series 2013-4 A3 1.110%, 12/15/17		665,000	667,971
Series 2013-5 A2 0.640%, 4/17/17		189,610	189,758
Series 2014-2 A3 0.800%, 4/16/18		390,000	389,866
Selkirk No. 1 Ltd.,
Series 1 A 1.329%, 2/20/41§		1,038,900	1,037,699
SLM Student Loan Trust,
Series 2008-9 A 1.729%, 4/25/23 (l)		6,734,887	6,998,459
SMART Trust,
Series 2012-4US A2A 0.670%, 6/14/15		48,584	48,593
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3 0.910%, 10/22/18		290,000	290,154
World Financial Network Credit Card Master Trust,
Series 2012-B A 1.760%, 5/17/21		430,000	434,967
Series 2013-A A 1.610%, 12/15/21		301,000	300,456
Series 2014-A A 0.532%, 12/15/19 (l)		375,000	375,682

			41,849,295

Non-Agency CMO (4.1%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 2.737%, 9/25/35 (l)		353,038	328,160
Alternative Loan Trust,
Series 2006-OA22 A1 0.312%, 2/25/47 (l)		316,992	276,195
Series 2006-OA6 1A2 0.362%, 7/25/46 (l)		114,949	97,063
Series 2007-OH1 A1D 0.362%, 4/25/47 (l)		202,119	156,561
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.173%, 10/25/34 (l)		76,263	74,741
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A 5.774%, 2/10/51 (l)		679,939	758,458
Banc of America Funding Corp.,
Series 2004-A 1A3 5.143%, 9/20/34 (l)		132,802	132,829
Series 2006-J 4A1 2.938%, 1/20/47 (l)		33,175	26,669
Banc of America Funding Trust,
Series 2006-H 4A2 5.374%, 9/20/46 (l)		712,171	607,364

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Banc of America Re-Remic Trust,
Series 2009-UB1 A4A 5.679%, 6/24/50 (l)§		$1,548,065	$1,678,103
BCAP LLC,
Series 2013-RR1 10A2 13.517%, 10/26/36 (l)§		891,479	867,254
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1 2.771%, 2/25/34 (l)		154,805	153,224
Bear Stearns Alt-A Trust,
Series 2005-7 22A1 2.790%, 9/25/35 (l)		472,437	409,077
Series 2006-4 21A1 2.524%, 8/25/36 (l)		124,234	84,424
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 2.096%, 1/26/36 (l)		198,155	164,915
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 3.369%, 3/13/23 (b)(m)		630,000	637,067
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A 5.975%, 3/15/49 (l)		329,253	352,997
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 2.530%, 5/25/35 (l)		177,700	174,606
Series 2005-3 2A2A 2.610%, 8/25/35 (l)		70,640	68,815
Series 2006-AR1 1A1 2.500%, 10/25/35 (l)		2,224,862	2,141,621
Series 2009-7 5A2 5.500%, 12/25/35§		637,703	451,835
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO A 1.060%, 6/11/27 (l)§†		298,070	298,070
Commercial Mortgage Trust,
Series 2010-C1 A1 3.156%, 7/10/46§		5,241,991	5,353,678
Series 2013-CR6 A2 2.122%, 3/10/46		1,255,000	1,274,322
Series 2013-SFS A1 1.873%, 4/12/35§		290,230	283,151
Series 2014-SAVA A 1.300%, 6/15/16 (l)		266,188	266,188
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12 11A1 2.747%, 8/25/34 (l)		13,672	12,394
Series 2005-11 3A1 2.488%, 4/25/35 (l)		197,724	179,708
Series 2005-2 1A1 0.472%, 3/25/35 (l)		131,090	95,915
Credit Suisse Mortgage Capital Certificates,
Series 2006-6 1A8 6.000%, 7/25/36		1,180,227	938,847
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§		3,372,675	3,606,000
Series 2010-RR1 3A 5.775%, 6/10/49 (l)§		3,372,675	3,715,062
Series 2010-RR7 2A 5.467%, 9/16/39 (l)§		1,903,046	2,018,225

CW Capital Cobalt Ltd.,
Series 2007-C3 A4 5.965%, 5/15/46 (l)		$452,073	$499,780
EMF-NL B.V.,
Series 2008-2X A2 1.327%, 7/17/41 (l)(m)	EUR	765,000	903,094
EMF-NL Prime B.V.,
Series 2008-APRX A2 1.127%, 4/17/41 (l)(m)		407,394	500,128
Extended Stay America Trust,
Series 2013-ESFL A2FL 0.851%, 12/5/31 (l)§		$330,000	329,832
Series 2013-ESH7 A17 2.295%, 12/5/31§		425,000	413,270
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C01 M1 1.752%, 1/25/24 (l)		283,785	288,322
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A 0.502%, 11/15/31 (l)		180,842	172,640
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1 M2 2.352%, 2/25/24 (l)		425,000	438,721
Granite Master Issuer plc,
Series 2006-3 A7 0.353%, 12/20/54 (l)		58,674	58,375
Series 2006-4 A6 0.333%, 12/20/54 (l)		155,593	154,752
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1 A1 2.795%, 10/25/33 (l)		164,207	168,627
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4 4.799%, 8/10/42 (l)		900,000	908,434
Series 2007-GG9 A2 5.381%, 3/10/39		728,124	733,722
Series 2007-GG9 A4 5.444%, 3/10/39		1,181,381	1,288,994
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4 5.553%, 4/10/38 (l)		797,000	842,583
Series 2010-C1 A2 4.592%, 8/10/43§		4,623,000	5,135,879
Series 2013-G1 A2 3.557%, 4/10/31 (b)(l)§		357,478	349,956
Series 2013-KING A 2.706%, 12/10/27§		644,050	652,920
Series 2013-KYO A 1.001%, 11/8/29 (l)§		650,000	654,862
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.657%, 9/25/35 (l)		447,607	453,488
Series 2006-2F 2A13 5.750%, 2/25/36		932,621	905,244
Series 2006-AR2 2A1 2.593%, 4/25/36 (l)		319,750	300,986
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A 0.345%, 1/19/38 (l)		1,339,677	1,124,062

See Notes to Financial Statements.

1051

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2006-13 A 0.335%, 11/19/46 (l)	$190,422	$151,829
Impac CMB Trust,
Series 2003-8 2A1 1.052%, 10/25/33 (l)	32,152	31,713
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 0.422%, 7/25/35 (l)	528,892	357,089
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A 2.509%, 12/25/34 (l)	17,708	16,203
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A 4.838%, 7/15/41 (l)§	296,919	297,789
Series 2010-C2 A1 2.749%, 11/15/43§	449,560	459,969
Series 2014-INN A 1.071%, 6/15/29 (l)§	454,000	454,000
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 3.185%, 8/25/34 (l)	276,366	274,671
Series 2007-A1 3A3 2.625%, 7/25/35 (l)	280,344	281,278
Series 2007-S3 1A90 7.000%, 8/25/37	122,284	107,729
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 A4 5.424%, 2/15/40	2,526,565	2,757,378
Lehman XS Trust, Series 2006-4N A1C1 0.382%, 4/25/46 (l)	431,565	332,363
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 1.822%, 12/25/32 (l)	64,779	64,521
Series 2005-2 3A 1.151%, 10/25/35 (l)	135,254	124,871
Series 2005-A10 A 0.362%, 2/25/36 (l)	891,712	810,628
Series 2006-C2 A1A 5.739%, 8/12/43 (l)	400,621	435,820
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3 A4 5.414%, 7/12/46 (l)	1,049,146	1,132,247
Series 2006-4 A1A 5.166%, 12/12/49	719,097	776,786
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J 6.010%, 11/15/30§	4,136,403	4,364,052
Series 2007-IQ14 A2FX 5.610%, 4/15/49	338,482	341,638
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A 5.997%, 8/12/45 (l)§	1,311,294	1,448,234
Motel 6 Trust,
Series 2012-MTL6 A2 1.948%, 10/5/25§	523,000	516,637
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§	4,590,000	5,119,092

PFP III Ltd.,
Series 2014-1 A 1.322%, 6/14/31 (l)§	$277,939	$278,571
RBSCF Trust,
Series 2009-RR1 JPA 6.068%, 9/17/39 (l)§	331,844	363,892
Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§	1,892,504	2,006,987
Series 2010-RR4 CMLA 6.213%, 12/16/49§	1,010,128	1,084,345
Residential Accredit Loans, Inc.,
Series 2006-QA6 A1 0.342%, 7/25/36 (l)	1,621,753	1,184,748
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36	36,608	31,850
Sequoia Mortgage Trust,
Series 10 2A1 0.913%, 10/20/27 (l)	14,703	14,309
Series 2003-4 2A1 0.503%, 7/20/33 (l)	60,183	58,299
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 0.405%, 7/19/35 (l)	275,893	251,652
Series 2006-AR3 12A1 0.372%, 5/25/36 (l)	778,824	621,001
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4 3.091%, 8/10/49	238,265	237,885
Series 2012-C4 A5 2.850%, 12/10/45	465,583	454,933
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A 1.523%, 8/25/42 (l)	56,987	57,272
Series 2003-AR1 A5 2.142%, 3/25/33 (l)	284,251	288,000
Series 2005-AR17 A1A1 0.422%, 12/25/45 (l)	99,264	93,675
Series 2006-AR14 14A 2.049%, 11/25/36 (l)	1,191,605	990,547
Series 2006-AR9 1A 1.123%, 8/25/46 (l)	424,082	379,893
Series 2007-OA1 A1A 0.823%, 2/25/47 (l)	446,024	368,014
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5 3.337%, 6/15/46	569,160	576,563
Series 2014-C20 A2 3.036%, 5/15/47	237,299	247,132

		75,208,314

Total Asset-Backed and Mortgage-Backed Securities		117,057,609

See Notes to Financial Statements.

1052

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Corporate Bonds (8.0%)
Consumer Discretionary (0.3%)
Auto Components (0.1%)
Dana Holding Corp.
6.000%, 9/15/23		$89,000	$95,007
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§		900,000	947,250

			1,042,257

Hotels, Restaurants & Leisure (0.0%)
MCE Finance Ltd.
5.000%, 2/15/21§		240,000	242,400

Media (0.2%)
21st Century Fox America, Inc.
4.000%, 10/1/23		103,000	107,249
6.150%, 2/15/41		220,000	267,447
CBS Corp.
8.875%, 5/15/19		281,000	364,176
5.750%, 4/15/20		193,000	223,457
Comcast Corp.
6.500%, 1/15/15		618,000	638,106
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.200%, 3/15/20		47,000	52,972
4.600%, 2/15/21		335,000	364,924
3.800%, 3/15/22		123,000	126,960
4.450%, 4/1/24		172,000	182,260
Numericable Group S.A.
5.375%, 5/15/22§(b)	EUR	225,000	326,224
Omnicom Group, Inc.
3.625%, 5/1/22		$240,000	245,736
Sirius XM Radio, Inc.
4.625%, 5/15/23§		249,000	238,094
Time Warner Cable, Inc.
5.000%, 2/1/20		167,000	187,068
Time Warner, Inc.
3.400%, 6/15/22		76,000	76,995
7.625%, 4/15/31		282,000	387,938
Viacom, Inc.
5.625%, 9/15/19		108,000	124,761
3.875%, 4/1/24		135,000	137,244

			4,051,611

Total Consumer Discretionary			5,336,268

Consumer Staples (0.4%)
Food & Staples Retailing (0.3%)
CVS Caremark Corp.
7.507%, 1/10/32§		3,801,589	4,849,702
CVS Pass-Through Trust
5.789%, 1/10/26§		358,569	404,002
Kroger Co.
3.400%, 4/15/22		426,000	432,029

			5,685,733

Food Products (0.1%)
Grupo Bimbo S.A.B. de C.V.
3.875%, 6/27/24§		236,000	235,872
HJ Heinz Co.
3.500%, 6/5/20		997,487	1,004,340

Marfrig Overseas Ltd.
9.500%, 5/4/20§		$245,000	$263,375

			1,503,587

Tobacco (0.0%)
Reynolds American, Inc.
3.250%, 11/1/22		295,000	284,046

Total Consumer Staples			7,473,366

Energy (0.7%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43		129,000	130,371
Nabors Industries, Inc.
5.100%, 9/15/23		315,000	343,919
Transocean, Inc.
6.500%, 11/15/20		290,000	335,087
6.375%, 12/15/21		2,000	2,314
Weatherford International Ltd.
9.625%, 3/1/19		330,000	436,172

			1,247,863

Oil, Gas & Consumable Fuels (0.6%)
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		152,000	159,980
Cimarex Energy Co.
4.375%, 6/1/24		113,000	115,124
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23		388,000	366,532
DCP Midstream LLC
5.350%, 3/15/20§		206,000	226,568
Ecopetrol S.A.
5.875%, 5/28/45		108,000	110,865
Encana Corp.
3.900%, 11/15/21		165,000	173,947
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	412,461
7.500%, 7/1/38		212,000	274,974
Hess Corp.
7.875%, 10/1/29		42,000	57,370
KazMunayGas National Co. JSC
7.000%, 5/5/20§		458,000	522,464
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	199,917
3.950%, 9/1/22		624,000	634,022
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	737,824
Noble Energy, Inc.
8.250%, 3/1/19		575,000	724,150
Noble Holding International Ltd.
4.900%, 8/1/20		56,000	61,506
3.950%, 3/15/22		300,000	307,257
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (b)§		128,000	126,576
Petroleos Mexicanos
3.500%, 7/18/18		325,000	341,575
3.500%, 1/30/23		110,000	107,489
Reliance Holdings USA, Inc.
5.400%, 2/14/22§		380,000	407,614

See Notes to Financial Statements.

1053

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Sinopec Group Overseas Development Ltd.
4.375%, 4/10/24 (m)		$2,200,000	$2,270,554
4.375%, 4/10/24§		200,000	206,414
SM Energy Co.
6.500%, 1/1/23		16,000	17,320
Southwestern Energy Co.
7.500%, 2/1/18		127,000	151,624
4.100%, 3/15/22		408,000	432,620
Sunoco Logistics Partners Operations LP
5.300%, 4/1/44		445,000	465,963
TransCanada PipeLines Ltd.
6.350%, 5/15/67 (l)		519,000	535,868
Williams Partners LP
5.250%, 3/15/20		325,000	366,777
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	166,637

			10,681,992

Total Energy			11,929,855

Financials (4.2%)
Banks (1.6%)
ABN AMRO Bank N.V.
4.310%, 3/29/49 (l)	EUR	161,000	225,142
Banco do Brasil S.A./Cayman Islands
2.899%, 7/2/14 (l)(m)		$100,000	100,000
4.500%, 1/22/15§		132,000	134,389
Banco Santander S.A./Chile
1.828%, 1/19/16 (l)§		5,831,000	5,815,488
Bank of America Corp.
5.450%, 7/15/14		894,000	895,866
0.777%, 7/22/14 (l)	EUR	179,000	245,152
0.686%, 1/15/15 (l)		$447,000	447,520
5.750%, 12/1/17		200,000	225,580
5.650%, 5/1/18		1,215,000	1,377,972
4.875%, 4/1/44		336,000	349,477
Bank of Ireland
2.062%, 9/22/15 (b)(l)	CAD	160,000	144,323
Barclays Bank plc
6.625%, 3/30/22 (b)(m)	EUR	115,000	196,027
7.750%, 4/10/23 (l)		$355,000	395,363
6.860%, 12/31/49 (l)§		51,000	57,916
BNP Paribas S.A.
5.186%, 12/31/49 (l)§		148,000	150,590
CIT Group, Inc.
5.250%, 3/15/18		500,000	534,900
5.500%, 2/15/19§		400,000	433,500
Citigroup, Inc.
5.500%, 10/15/14		272,000	275,479
1.250%, 1/15/16		400,000	402,378
6.000%, 8/15/17		274,000	309,731
3.875%, 10/25/23		279,000	285,164
5.950%, 12/29/49 (b)(l)		206,000	208,060
Compass Bank
5.500%, 4/1/20		543,000	594,986
Danske Bank A/S
5.684%, 12/29/49 (b)(l)	GBP	105,000	188,790
DNB Bank ASA
3.200%, 4/3/17§		$3,367,000	3,546,691
Intesa Sanpaolo S.p.A.
5.017%, 6/26/24§		240,000	242,592

JPMorgan Chase & Co.
3.700%, 1/20/15		$447,000	$454,896
3.150%, 7/5/16		581,000	605,150
6.300%, 4/23/19		89,000	105,478
3.625%, 5/13/24		391,000	391,198
KfW
6.250%, 5/19/21	AUD	4,935,000	5,315,566
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		$306,000	339,076
Mizuho Financial Group Cayman 3 Ltd.
4.600%, 3/27/24§		490,000	516,512
National Capital Trust II/Delaware
5.486%, 12/29/49 (l)§		181,000	185,073
Rabobank Capital Funding Trust III
5.254%, 12/29/49 (l)§		215,000	226,556
Royal Bank of Scotland Group plc
5.050%, 1/8/15		1,339,000	1,363,269
Royal Bank of Scotland plc
9.500%, 3/16/22 (l)(m)		450,000	526,230
Skandinaviska Enskilda Banken AB
5.471%, 12/31/49 (l)§		215,000	218,225
Societe Generale S.A.
5.922%, 4/29/49 (l)§		100,000	106,500
4.196%, 12/31/49 (l)	EUR	116,000	159,434
Standard Chartered plc
4.000%, 7/12/22 (b)(l)(m)		$630,000	651,263
Turkiye Garanti Bankasi A/S
4.750%, 10/17/19§		395,000	397,469
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	192,512
Wells Fargo Bank N.A.
6.180%, 2/15/36		250,000	301,346

			29,838,829

Capital Markets (0.5%)
Credit Suisse AG
6.500%, 8/8/23§		346,000	383,627
Goldman Sachs Group, Inc.
5.125%, 1/15/15		1,912,000	1,951,825
0.671%, 5/18/15 (l)	EUR	50,000	68,518
3.700%, 8/1/15		$134,000	138,245
0.680%, 3/22/16 (l)		939,000	938,045
6.250%, 9/1/17		581,000	661,085
7.500%, 2/15/19		829,000	1,010,112
6.000%, 6/15/20		494,000	576,019
5.750%, 1/24/22		310,000	357,490
4.000%, 3/3/24		279,000	283,808
Macquarie Bank Ltd.
5.000%, 2/22/17§		146,000	159,311
Macquarie Group Ltd.
4.875%, 8/10/17§		371,000	404,118
Morgan Stanley
6.000%, 4/28/15		29,000	30,347
5.625%, 9/23/19		162,000	186,371
5.500%, 7/24/20		276,000	317,265
3.875%, 4/29/24		362,000	366,239
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		1,451,010	1,533,052
UBS AG/Connecticut
7.625%, 8/17/22		260,000	312,650

			9,678,127

See Notes to Financial Statements.

1054

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Consumer Finance (0.5%)
AGFC Capital Trust I
6.000%, 1/15/67 (l)§		$1,070,000	$827,966
Ally Financial, Inc.
6.750%, 12/1/14		200,000	203,500
8.300%, 2/12/15		1,782,000	1,853,280
4.625%, 6/26/15		800,000	824,000
3.125%, 1/15/16		500,000	510,600
3.500%, 7/18/16		900,000	925,920
2.750%, 1/30/17		800,000	806,960
5.500%, 2/15/17		400,000	433,520
8.000%, 3/15/20		400,000	488,000
American Express Co.
6.150%, 8/28/17		637,000	728,999
Ford Motor Credit Co. LLC
3.875%, 1/15/15		619,000	629,455
5.875%, 8/2/21		700,000	821,175
Harley-Davidson Funding Corp.
5.750%, 12/15/14§		574,000	587,221

			9,640,596

Diversified Financial Services (1.1%)
Bank of America N.A.
0.511%, 6/15/16 (l)		1,084,000	1,077,660
0.531%, 6/15/17 (l)		1,100,000	1,084,776
Countrywide Financial Corp.
6.250%, 5/15/16		232,000	253,026
Delos Finance Sarl
3.500%, 2/27/21		3,000,000	2,995,713
HBOS Capital Funding LP
4.939%, 5/29/49 (l)	EUR	367,000	492,482
JPMorgan Chase Bank N.A.
0.863%, 5/31/17 (l)		2,800,000	3,816,787
6.000%, 10/1/17		$3,570,000	4,065,568
4.375%, 11/30/21(l)(m)	EUR	250,000	360,639
LBG Capital No.1 plc
8.000%, 12/29/49 (l)(m)		$126,000	139,860
Murray Street Investment Trust I
4.647%, 3/9/17 (e)		3,561,000	3,848,795
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		147,000	152,215
3.450%, 6/12/21		20,000	21,359
Nationwide Building Society
6.250%, 2/25/20§		372,000	439,199
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	890,682
Private Export Funding Corp.
4.550%, 5/15/15		167,000	173,193
4.950%, 11/15/15		147,000	156,260
1.375%, 2/15/17		92,000	93,252
4.375%, 3/15/19		20,000	22,413
2.050%, 11/15/22		79,000	74,898
Rio Oil Finance Trust
6.250%, 7/6/24§		314,000	328,915
Waha Aerospace B.V.
3.925%, 7/28/20§		724,750	764,611

			21,252,303

Insurance (0.2%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16		198,000	221,732

American International Group, Inc.
5.600%, 10/18/16		$64,000	$70,240
6.400%, 12/15/20		210,000	252,345
4.875%, 6/1/22		430,000	476,905
Hartford Financial Services Group, Inc.
4.000%, 3/30/15		161,000	165,328
5.500%, 3/30/20		161,000	184,956
5.125%, 4/15/22		180,000	205,967
Lincoln National Corp.
8.750%, 7/1/19		178,000	228,826
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	239,520
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		312,000	473,219
Prudential Financial, Inc.
5.625%, 6/15/43 (l)		440,000	471,350

			2,990,388

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
5.050%, 9/1/20		613,000	681,697
HCP, Inc.
6.000%, 1/30/17		239,000	267,804
5.375%, 2/1/21		235,000	268,161
Health Care REIT, Inc.
6.200%, 6/1/16		258,000	282,914
5.250%, 1/15/22		210,000	234,450
Trust F/1401
5.250%, 12/15/24§		350,000	365,750

			2,100,776

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
3.875%, 11/10/14§		2,486,000	2,516,176
BPCE S.A.
5.700%, 10/22/23§		302,000	333,017

			2,849,193

Total Financials			78,350,212

Health Care (0.1%)
Biotechnology (0.0%)
Amgen, Inc.
6.150%, 6/1/18		19,000	22,056

Health Care Providers & Services (0.1%)
Fresenius Medical Care U.S. Finance, Inc.
6.875%, 7/15/17		447,000	505,647
HCA, Inc.
7.250%, 9/15/20		224,000	240,016
Term Loan
2.649%, 3/15/14		425,000	425,000
Humana, Inc.
6.450%, 6/1/16		66,000	72,677

			1,243,340

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
4.150%, 2/1/24		169,000	176,346

Pharmaceuticals (0.0%)
Actavis Funding SCS
3.850%, 6/15/24§		103,000	103,444

Total Health Care			1,545,186

See Notes to Financial Statements.

1055

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Industrials (0.4%)
Aerospace & Defense (0.0%)
Embraer S.A.
5.150%, 6/15/22	$183,000	$196,954

Airlines (0.2%)
American Airlines, Inc. Series 2011-1 B 7.000%, 1/31/18§	934,930	1,019,074
Continental Airlines, Inc. Series 2010-1 A 4.750%, 1/12/21	577,398	621,396
Series 2010-1 B 6.000%, 1/12/19	1,285,719	1,343,576
Delta Air Lines, Inc. Series 2010-2 A 4.950%, 5/23/19	97,164	104,936
Southwest Airlines Co.
5.750%, 12/15/16	204,000	223,890
United Air Lines, Inc. Series 2009-2 A 9.750%, 1/15/17	256,015	291,217

		3,604,089

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	451,000	501,241

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.250%, 6/27/29§	254,000	251,968

Industrial Conglomerates (0.1%)
Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)	446,000	544,945

Road & Rail (0.0%)
Empresa de Transporte de Pasajeros Metro S.A.
4.750%, 2/4/24§	210,000	221,731
Ryder System, Inc.
5.850%, 11/1/16	221,000	243,144

		464,875

Trading Companies & Distributors (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	307,333
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	527,722	558,066

		865,399

Total Industrials		6,429,471

Information Technology (0.1%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23	385,000	372,191

Internet Software & Services (0.1%)
Baidu, Inc.
2.750%, 6/9/19	395,000	393,544
Tencent Holdings Ltd.
3.375%, 5/2/19§	390,000	397,653

		791,197

IT Services (0.0%)
Total System Services, Inc.
2.375%, 6/1/18	$174,000	$174,026
3.750%, 6/1/23	174,000	169,501

		343,527

Technology Hardware, Storage & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21	130,000	141,069
Seagate HDD Cayman
4.750%, 1/1/25§	170,000	168,725

		309,794

Total Information Technology		1,816,709

Materials (0.2%)
Chemicals (0.1%)
Dow Chemical Co.
8.550%, 5/15/19	157,000	202,174
LyondellBasell Industries N.V.
5.750%, 4/15/24	540,000	635,229
NOVA Chemicals Corp.
5.250%, 8/1/23§	166,000	181,355
OCP S.A.
5.625%, 4/25/24§	395,000	412,775
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23 (b)§	292,000	272,488

		1,704,021

Metals & Mining (0.1%)
Barrick Gold Corp.
4.100%, 5/1/23	55,000	54,756
Barrick North America Finance LLC
4.400%, 5/30/21	164,000	170,468
Cia Minera Milpo SAA
4.625%, 3/28/23 (b)§	301,000	295,732
Gerdau Trade, Inc.
5.750%, 1/30/21 (b)§	104,000	110,760
4.750%, 4/15/23 (b)§	355,000	351,084
Glencore Funding LLC
4.125%, 5/30/23§	178,000	179,014
Minsur S.A.
6.250%, 2/7/24§	392,000	427,599
Rio Tinto Finance USA plc
3.500%, 3/22/22	113,000	115,505
2.875%, 8/21/22	271,000	262,960
Vale S.A.
5.625%, 9/11/42	48,000	47,026
Yamana Gold, Inc.
4.950%, 7/15/24§	312,000	314,073

		2,328,977

Paper & Forest Products (0.0%)
International Paper Co.
4.750%, 2/15/22	225,000	248,960
3.650%, 6/15/24	94,000	93,694

		342,654

Total Materials		4,375,652

See Notes to Financial Statements.

1056

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.350%, 9/1/40		$495,000	$537,773
Deutsche Telekom International Finance B.V.
4.875%, 3/6/42§		226,000	234,698
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	311,384
Verizon Communications, Inc.
1.761%, 9/15/16 (l)		900,000	924,817
2.500%, 9/15/16		700,000	720,231
1.981%, 9/14/18 (l)		300,000	316,270
3.650%, 9/14/18		900,000	961,836
4.500%, 9/15/20		600,000	657,715
5.150%, 9/15/23		457,000	508,504
6.550%, 9/15/43		323,000	406,163

			5,579,391

Wireless Telecommunication Services (0.1%)
Comcel Trust
6.875%, 2/6/24§		200,000	215,618
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	61,437
SoftBank Corp.
4.500%, 4/15/20§		$1,000,000	1,016,250
Sprint Corp.
7.875%, 9/15/23§		240,000	267,312
T-Mobile USA, Inc.
6.625%, 4/1/23		225,000	244,125

			1,804,742

Total Telecommunication Services			7,384,133

Utilities (1.2%)
Electric Utilities (0.1%)
Entergy Arkansas, Inc.
3.750%, 2/15/21		1,530,000	1,627,074
Korea Electric Power Corp.
3.000%, 10/5/15§		894,000	916,691

			2,543,765

Gas Utilities (0.0%)
Talent Yield Investments Ltd.
4.500%, 4/25/22§		445,000	459,024

Independent Power and Renewable Electricity Producers (1.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20		139,000	155,845
NRG Energy, Inc.
7.625%, 1/15/18		1,180,000	1,351,100
Perusahaan Listrik Negara PT
5.500%, 11/22/21§		411,000	429,495
Tennessee Valley Authority
4.375%, 6/15/15		14,100,000	14,620,193
5.500%, 7/18/17		930,000	1,052,906
3.875%, 2/15/21		818,000	900,060
1.875%, 8/15/22		850,000	808,468

			19,318,067

Multi-Utilities (0.0%)
CMS Energy Corp.
5.050%, 3/15/22		229,000	259,191

Total Utilities			22,580,047

Total Corporate Bonds			147,220,899

Government Securities (85.5%)
Agency ABS (0.3%)
Small Business Administration Series 2008-P10B 1 5.944% 8/10/18		$683,363	$746,626
Small Business Administration Participation Certificates Series 2004-20A 1 4.930% 1/1/24		117,684	126,909
Series 2004-20C 1 4.340% 3/1/24		987,974	1,041,034
Series 2005-20B 1 4.625% 2/1/25		98,822	105,065
Series 2008-20A 1 5.170% 1/1/28		284,276	314,095
Series 2008-20C 1 5.490% 3/1/28		1,163,473	1,289,143
Series 2008-20G 1 5.870% 7/1/28		1,077,142	1,216,200

			4,839,072

Agency CMO (3.7%)
Federal Home Loan Mortgage Corp.
5.000% 11/13/14		50,000	50,840
4.879% 5/19/17		2,767,511	2,991,792
2.375% 11/1/31 (l)		5,892	6,214
5.500% 1/1/35		189,363	212,301
5.500% 7/1/35		127,959	143,559
4.500% 10/1/39		2,900,410	3,143,093
4.000% 7/15/44 TBA		1,505,000	1,594,418
Federal National Mortgage Association
5.000% 2/1/24 (l)		489	524
9.000% 8/1/26		1,771	2,145
2.340% 1/1/28 (l)		49,513	51,645
1.959% 3/1/33 (l)		57,210	58,927
5.500% 4/1/33		164,027	184,114
5.500% 7/1/33		175,417	196,899
5.310% 8/25/33		125,619	127,415
5.500% 4/1/34		89,741	100,731
5.500% 5/1/34		61,682	69,235
5.500% 11/1/34		269,852	302,898
5.500% 2/1/35		1,025,823	1,151,447
4.500% 8/1/35		145,252	158,211
4.500% 9/1/35		336,904	367,594
5.000% 10/1/35		508,027	564,267
2.276% 1/1/36 (l)		1,115,417	1,188,798
5.000% 7/1/36		107,810	119,745
2.085% 2/1/37 (l)		193,645	205,036
4.500% 7/1/37		27,744	30,236
4.500% 8/1/37		33,253	36,200
4.500% 4/1/38		310,269	336,449
4.500% 2/1/39		1,391,521	1,508,931
4.500% 3/1/39		1,299,581	1,409,233
4.500% 4/1/39		781,561	847,505
4.500% 5/1/39		15,104	16,378
4.500% 6/1/39		115,221	124,943
4.500% 7/1/39		1,455,614	1,586,756
5.000% 12/1/39		312,318	346,795
4.500% 1/1/40		95,586	103,636
5.000% 4/1/40		1,982,755	2,201,632
2.373% 12/1/40 (l)		23,426	24,610
4.500% 3/1/41		154,060	166,938

See Notes to Financial Statements.

1057

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

4.500% 5/1/41		$11,129	$12,161
4.500% 7/1/41		8,547	9,318
4.500% 1/1/42		418,860	453,612
4.500% 9/1/42		476,824	517,130
4.500% 11/1/42		190,598	206,680
3.000% 1/1/43		35,561	35,307
3.000% 6/1/43		351,864	348,139
3.000% 7/1/43		1,333,117	1,319,005
3.000% 8/1/43		1,813,619	1,794,420
4.500% 2/1/44		332,816	360,793
4.000% 4/1/44		1,493,859	1,593,119
4.500% 4/1/44		1,199,201	1,300,946
2.500% 7/25/29 TBA		1,540,000	1,564,664
3.000% 7/25/29 TBA		450,000	467,438
3.500% 7/25/44 TBA		20,371,000	20,972,580
4.000% 7/25/44 TBA		13,638,000	14,475,458
5.000% 7/25/44 TBA		1,245,000	1,382,533
Government National Mortgage Association
8.500% 10/15/17		441	474
8.500% 11/15/17		1,461	1,568
8.000% 7/15/26		289	337
1.625% 7/20/27 (l)		2,802	2,880
6.500% 6/20/32		35,723	40,376
3.000% 5/15/43		608,940	614,601

			69,205,629

Foreign Governments (1.6%)
Australia Government Bond
6.000% 2/15/17	AUD	2,564,000	2,623,786
5.250% 3/15/19		6,400,000	6,637,946
Brazil Notas do Tesouro Nacional
Serie B 14.266% 8/15/22	BRL	2,500,000	2,822,835
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/1/21		1,400,000	578,341
Eksportfinans ASA
3.000% 11/17/14		$344,000	346,150
2.000% 9/15/15		944,000	942,820
2.375% 5/25/16		599,000	599,000
5.500% 5/25/16		736,000	778,320
2.875% 11/16/16	CHF	65,000	74,360
5.500% 6/26/17		$491,000	525,984
Export-Import Bank of China
5.250% 7/29/14§		2,359,000	2,366,677
Export-Import Bank of Korea
4.000% 1/29/21		905,000	959,434
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37 (m)	EUR	300,000	433,952
New Zealand Government Bond
6.000% 12/15/17	NZD	3,336,000	3,108,235
Republic of Korea
4.875% 9/22/14		$191,000	192,654
Republic of Panama
9.375% 4/1/29		190,000	280,250
Republic of Slovenia
4.700% 11/1/16§	EUR	1,600,000	2,364,529
Republic of Turkey
4.875% 4/16/43		$378,000	354,375
Spain Government Bond
5.850% 1/31/22	EUR	1,200,000	2,069,544

State of Qatar
4.500% 1/20/22§		$500,000	$549,375
United Kingdom Gilt
1.750% 9/7/22 (m)	GBP	90,279	145,457

			28,754,024

Municipal Bonds (1.5%)
Board of Regents of the University of Texas System, Revenue Bonds,
Series 2009B 6.276% 8/15/41		$1,296,000	1,460,553
California State University Trustees for Systemwide Refunding, Revenue Bonds,
Series 2005A, AMBAC
5.000% 11/1/30		190,000	196,810
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 6.124% 6/15/42		320,000	352,851
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011B 4.075% 11/1/20		510,000	554,814
4.325% 11/1/21		830,000	915,365
4.525% 11/1/22		1,145,000	1,277,007
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds,
Series 2009B 4.718% 4/1/19		445,000	495,031
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B 5.591% 8/1/20		2,360,000	2,654,859
5.841% 8/1/21		255,000	290,473
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010C 6.628% 7/1/40		670,000	728,766
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds,
Series 2009B
6.249% 12/1/34		255,000	281,739
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series 2010A-2 5.854% 1/15/30		670,000	781,307
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds,
Series 2009B 6.875% 12/15/39		3,250,000	3,638,505
New York & New Jersey Port Authority, Revenue Bonds,
Series 2010 5.647% 11/1/40		315,000	375,675

See Notes to Financial Statements.

1058

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Northern California Power Agency, Lodi Energy Center, Revenue Bonds,
Series 2010B 7.311% 6/1/40	$1,770,000	$2,102,406
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H 5.235% 5/15/22	955,000	1,100,275
5.435% 5/15/23	1,260,000	1,474,376
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793% 4/1/30	2,615,000	3,242,156
State of California, Various Purposes, General Obligation Bonds,
Series 2009 7.550% 4/1/39	1,910,000	2,871,341
State of Illinois, Revenue Bonds,
Series 2009A 6.184% 1/1/34	637,000	798,817
State of Iowa IJOBS Program, Revenue Bonds,
Series 2009B 6.750% 6/1/34	1,145,000	1,285,434
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds,
Series 2010B 5.028% 4/1/26	805,000	937,656

		27,816,216

U.S. Government Agencies (30.2%)
Federal Agricultural Mortgage Corp.
2.125% 9/15/15	12,400,000	12,644,083
Federal Farm Credit Bank
1.625% 11/19/14	1,640,000	1,648,982
0.500% 5/1/15	4,500,000	4,511,011
0.350% 7/30/15	45,000,000	45,049,851
4.875% 12/16/15	19,910,000	21,239,301
0.450% 7/12/16	318,000	317,124
5.125% 8/25/16	4,915,000	5,397,038
4.875% 1/17/17	3,859,000	4,255,657
2.500% 6/20/22	250,000	243,506
Federal Home Loan Bank
5.500% 8/13/14	2,263,000	2,277,178
2.750% 12/12/14	1,365,000	1,381,055
0.250% 1/16/15	318,000	318,231
0.250% 2/20/15	5,085,000	5,088,522
2.750% 3/13/15	1,965,000	2,000,504
2.875% 6/12/15	1,716,000	1,759,886
1.630% 8/20/15	318,000	322,768
0.500% 11/20/15	22,805,000	22,877,224
1.000% 3/11/16	1,395,000	1,409,072
3.125% 3/11/16	480,000	501,473
5.375% 5/18/16	3,385,000	3,697,710
2.125% 6/10/16	2,470,000	2,544,395
5.625% 6/13/16	1,117,000	1,225,358
2.000% 9/9/16	1,355,000	1,396,193
4.750% 12/16/16	2,158,000	2,371,434
4.875% 5/17/17	1,790,000	1,992,181
0.875% 5/24/17	26,925,000	26,935,740
5.250% 6/5/17	1,773,000	1,992,523
1.000% 6/9/17	1,815,000	1,817,933
1.000% 6/21/17	11,785,000	11,829,800
1.050% 7/26/17	1,340,000	1,337,535
2.250% 9/8/17	245,000	254,093

5.000% 11/17/17	$23,045,000	$26,014,765
4.750% 6/8/18	150,000	169,430
1.875% 3/8/19	3,440,000	3,472,700
5.375% 5/15/19	215,000	252,053
1.625% 6/14/19	525,000	521,668
4.125% 12/13/19	50,000	55,768
4.125% 3/13/20	1,819,000	2,032,357
4.625% 9/11/20	1,025,000	1,174,299
3.625% 3/12/21	50,000	54,228
5.625% 6/11/21	150,000	182,024
Federal Home Loan Mortgage Corp.
1.000% 8/27/14	2,415,000	2,418,325
4.500% 1/15/15	2,426,000	2,483,278
2.875% 2/9/15	4,771,000	4,850,230
4.375% 7/17/15	1,910,000	1,993,356
0.500% 8/28/15	2,572,000	2,580,410
1.750% 9/10/15	11,965,000	12,182,652
0.420% 9/18/15	318,000	318,614
0.500% 9/25/15	763,000	765,322
4.750% 11/17/15	2,795,000	2,967,685
5.250% 4/18/16	2,605,000	2,831,270
0.500% 5/13/16	13,953,000	13,969,284
2.500% 5/27/16	2,080,000	2,160,471
5.500% 7/18/16	2,936,000	3,238,002
2.000% 8/25/16	2,960,000	3,049,749
5.125% 10/18/16	3,025,000	3,336,536
5.000% 2/16/17	2,112,000	2,345,128
1.000% 3/8/17	8,236,000	8,278,205
5.000% 4/18/17	1,785,000	1,991,737
1.250% 5/12/17	2,430,000	2,453,667
1.000% 6/29/17	1,810,000	1,815,221
1.000% 7/25/17	350,000	348,888
1.000% 7/28/17	2,980,000	2,981,931
5.500% 8/23/17	1,730,000	1,969,044
1.000% 9/12/17	350,000	348,563
5.125% 11/17/17	2,315,000	2,622,898
0.750% 1/12/18	393,000	386,684
0.875% 3/7/18	5,136,000	5,062,756
4.875% 6/13/18	3,664,000	4,161,358
3.750% 3/27/19	2,777,000	3,049,175
1.750% 5/30/19	2,592,000	2,607,749
2.000% 7/30/19	64,000	64,637
1.250% 8/1/19	5,480,000	5,352,167
1.250% 10/2/19	812,000	788,573
2.500% 10/17/19	318,000	320,118
1.375% 5/1/20	17,658,000	17,142,904
2.375% 1/13/22	4,369,000	4,360,461
Federal National Mortgage Association
1.500% 9/8/14	50,000	50,110
0.625% 10/30/14	700,000	701,185
0.750% 12/19/14	896,000	898,639
5.000% 3/2/15	50,000	51,601
5.000% 4/15/15	1,885,000	1,957,149
0.500% 7/2/15	4,244,000	4,257,608
2.375% 7/28/15	3,559,000	3,642,459
2.150% 8/4/15	114,000	116,372
2.000% 9/21/15	177,000	180,780
0.500% 9/28/15	14,445,000	14,494,637
1.875% 10/15/15	127,000	129,638
4.375% 10/15/15	5,761,000	6,064,767
1.625% 10/26/15	4,259,000	4,335,311
0.375% 12/21/15	318,000	318,386

See Notes to Financial Statements.

1059

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

2.000% 3/10/16	$50,000	$51,351
2.250% 3/15/16	1,350,000	1,391,447
5.000% 3/15/16	2,735,000	2,945,102
0.500% 3/30/16	14,877,000	14,884,496
2.375% 4/11/16	3,550,000	3,673,137
5.375% 7/15/16	22,160,000	24,374,034
0.625% 8/26/16	435,000	435,081
5.250% 9/15/16	1,005,000	1,107,380
1.250% 9/28/16	2,535,000	2,573,242
1.375% 11/15/16	4,691,000	4,769,356
4.875% 12/15/16	3,743,000	4,124,153
1.250% 1/30/17	2,925,000	2,961,339
5.000% 2/13/17	2,220,000	2,463,278
1.125% 4/27/17	2,440,000	2,455,563
5.000% 5/11/17	2,570,000	2,867,521
(Zero Coupon), 6/1/17	100,000	97,313
5.375% 6/12/17	4,086,000	4,613,118
1.000% 8/21/17	150,000	149,498
0.875% 8/28/17	4,826,000	4,804,018
1.100% 8/28/17	350,000	349,443
0.875% 10/26/17	14,146,000	14,046,020
0.900% 11/7/17	318,000	315,062
0.875% 12/20/17	11,312,000	11,196,844
1.000% 12/28/17	159,000	157,199
0.875% 2/8/18	8,806,000	8,691,498
1.200% 2/28/18	388,000	386,207
1.000% 4/30/18	392,000	385,347
1.750% 1/30/19	277,000	278,478
1.750% 6/20/19	38,413,000	38,508,936
1.700% 10/4/19	191,000	188,509
(Zero Coupon), 10/9/19	975,000	856,797
1.500% 10/9/19	318,000	311,617
2.250% 10/17/22	159,000	152,652
2.500% 3/27/23	936,000	903,582
6.250% 5/15/29	4,943,000	6,673,526
Financing Corp.
10.700% 10/6/17	380,000	497,493
9.400% 2/8/18	70,000	90,197
9.650% 11/2/18	140,000	187,953
8.600% 9/26/19	30,000	40,222
Residual Funding Corp. (Zero Coupon), 7/15/20 STRIPS	4,295,000	3,742,592

		558,062,944

U.S. Treasuries (48.2%)
U.S. Treasury Bonds
10.625% 8/15/15	100,000	111,693
9.875% 11/15/15	150,000	169,863
7.250% 5/15/16	430,000	484,718
7.500% 11/15/16	3,022,000	3,511,656
8.750% 5/15/17	690,000	845,210
8.875% 8/15/17	4,091,000	5,092,699
9.125% 5/15/18	200,000	259,958
9.000% 11/15/18	200,000	264,656
8.875% 2/15/19	700,000	932,570
8.125% 8/15/19	200,000	264,016
8.500% 2/15/20	3,002,000	4,090,968
8.750% 5/15/20	200,000	277,693
7.875% 2/15/21	798,000	1,091,155
8.125% 5/15/21	355,000	494,271
8.000% 11/15/21	265,000	371,202
2.000% 1/15/26 TIPS	2,372,297	2,796,154
2.375% 1/15/27 TIPS	1,913,844	2,349,103
1.750% 1/15/28 TIPS	743,934	856,680
2.500% 1/15/29 TIPS	2,557,327	3,226,984

3.875% 4/15/29 TIPS	$1,319,954	$1,930,085
4.500% 2/15/36	1,104,000	1,340,616
4.625% 2/15/40	3,693,300	4,593,421
3.000% 5/15/42	1,380,000	1,301,218
3.625% 8/15/43	1,129,000	1,192,536
3.750% 11/15/43	180,000	194,385
3.625% 2/15/44	1,055,000	1,113,375
3.375% 5/15/44	941,000	947,341
U.S. Treasury Notes
0.250% 2/15/15	455,000	455,498
2.375% 2/28/15	1,015,000	1,030,354
0.375% 6/30/15	769,000	770,799
2.125% 12/31/15	740,000	760,632
0.375% 2/15/16	3,743,000	3,747,386
4.500% 2/15/16	6,433,000	6,869,992
2.125% 2/29/16	735,000	757,050
2.625% 2/29/16	8,579,000	8,908,420
0.375% 3/15/16	906,000	906,495
2.250% 3/31/16	1,100,000	1,136,335
2.000% 4/30/16	1,360,000	1,400,056
2.625% 4/30/16	3,639,000	3,787,776
0.250% 5/15/16	2,988,000	2,979,582
5.125% 5/15/16	1,816,000	1,975,893
0.375% 5/31/16	44,018,000	43,978,454
3.250% 5/31/16	3,097,000	3,264,961
1.500% 6/30/16	660,000	673,606
3.250% 6/30/16	2,865,000	3,024,142
3.250% 7/31/16	1,295,000	1,369,159
4.875% 8/15/16	675,000	737,306
1.000% 8/31/16	2,415,000	2,439,975
3.000% 8/31/16	2,260,000	2,380,659
3.000% 9/30/16	7,863,000	8,294,851
3.125% 10/31/16	7,608,000	8,055,564
4.625% 11/15/16	2,610,000	2,857,313
0.875% 11/30/16	10,250,000	10,312,861
3.250% 12/31/16	2,255,000	2,399,461
0.875% 1/31/17	3,331,000	3,345,833
3.125% 1/31/17	6,358,000	6,753,575
4.625% 2/15/17	1,790,000	1,972,671
0.875% 2/28/17	6,548,000	6,572,299
3.000% 2/28/17	2,250,000	2,384,297
1.000% 3/31/17	6,395,000	6,433,158
3.250% 3/31/17	2,355,000	2,513,939
3.125% 4/30/17	4,733,000	5,039,074
4.500% 5/15/17	3,275,000	3,616,572
2.750% 5/31/17	7,569,000	7,982,930
0.875% 6/15/17	6,129,000	6,131,335
2.500% 6/30/17	1,580,000	1,655,173
0.500% 7/31/17	5,379,000	5,307,718
2.375% 7/31/17	2,300,000	2,400,984
4.750% 8/15/17	3,750,000	4,191,504
0.625% 8/31/17	4,448,000	4,399,306
1.875% 8/31/17	7,556,000	7,770,431
0.625% 9/30/17	2,229,000	2,201,355
1.875% 9/30/17	5,715,000	5,872,944
0.750% 10/31/17	3,528,000	3,493,891
1.875% 10/31/17	6,718,000	6,904,451
4.250% 11/15/17	3,391,000	3,751,294
0.625% 11/30/17	3,553,000	3,498,734
0.750% 12/31/17	3,543,000	3,498,090
2.750% 12/31/17	3,495,000	3,692,993
0.875% 1/31/18	3,518,000	3,484,297
2.625% 1/31/18	1,450,000	1,525,870
3.500% 2/15/18	4,727,000	5,120,347

See Notes to Financial Statements.

1060

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

0.750% 2/28/18		$1,836,000	$1,807,187
0.750% 3/31/18		2,239,000	2,199,840
2.875% 3/31/18		400,000	424,656
0.625% 4/30/18		1,856,000	1,812,228
2.625% 4/30/18		1,690,000	1,778,329
3.875% 5/15/18		350,000	385,051
1.000% 5/31/18		2,737,000	2,707,305
2.375% 5/31/18		2,176,000	2,268,480
1.375% 6/30/18		5,308,000	5,320,181
2.375% 6/30/18		1,750,000	1,824,136
2.250% 7/31/18		3,546,000	3,675,616
4.000% 8/15/18		2,644,000	2,929,882
1.500% 8/31/18		1,650,000	1,658,621
1.375% 9/30/18		5,138,000	5,131,628
3.750% 11/15/18		4,743,000	5,216,837
1.250% 11/30/18		31,320,000	31,036,773
1.375% 11/30/18		1,750,000	1,745,096
1.375% 12/31/18		4,657,000	4,637,717
1.250% 1/31/19		3,761,000	3,718,579
2.750% 2/15/19		5,418,000	5,717,260
1.375% 2/28/19		1,000,000	992,656
1.500% 3/31/19		4,628,000	4,617,515
0.125% 4/15/19 TIPS		3,660,512	3,768,792
1.250% 4/30/19		69,879,000	68,830,815
3.125% 5/15/19		1,500,000	1,608,603
1.500% 5/31/19		35,453,000	35,275,388
1.000% 6/30/19		2,667,000	2,584,828
0.875% 7/31/19		1,700,000	1,634,656
3.625% 8/15/19		13,563,000	14,889,764
1.000% 8/31/19		1,736,000	1,676,868
1.000% 9/30/19		2,677,000	2,582,468
1.250% 10/31/19		2,642,000	2,580,620
3.375% 11/15/19		6,019,000	6,539,961
1.000% 11/30/19		8,097,600	7,783,739
1.125% 12/31/19		2,677,000	2,586,442
1.375% 1/31/20		2,627,000	2,568,713
3.625% 2/15/20		7,839,000	8,621,752
1.250% 2/29/20		2,657,000	2,576,460
1.125% 3/31/20		1,746,000	1,677,950
1.125% 4/30/20		946,000	907,680
3.500% 5/15/20		9,360,000	10,233,752
2.625% 8/15/20		18,507,000	19,259,750
1.750% 10/31/20#(z)		6,300,000	6,210,975
2.625% 11/15/20		6,998,000	7,268,967
2.000% 2/28/21(z)		34,200,000	34,062,065
2.250% 3/31/21(z)		9,300,000	9,400,447
3.125% 5/15/21		8,723,000	9,312,825
2.125% 8/15/21		4,991,000	4,987,783
2.000% 11/15/21		3,135,000	3,095,751
2.000% 2/15/22		5,086,000	5,006,928
1.750% 5/15/22		3,633,000	3,497,046
1.625% 8/15/22		47,975,000	45,546,266
1.625% 11/15/22		11,373,100	10,748,468
2.000% 2/15/23		7,687,100	7,463,694
1.750% 5/15/23		12,875,600	12,195,858
2.500% 8/15/23		16,810,000	16,910,137
0.625% 1/15/24 TIPS#		8,941,064	9,262,952
2.750% 2/15/24(z)		38,425,000	39,297,816
2.500% 5/15/24(z)		91,224,300	91,096,020

			892,052,443

Total Government Securities			1,580,730,328

Total Long-Term Debt Securities (99.8%) (Cost $1,833,760,889)			1,845,008,836

	Number of Shares		Value (Note 1)

PREFERRED STOCKS:
Financials (0.0%)
Capital Markets (0.0%)
State Street Corp. 5.900% (l)		3,800	$99,560

Insurance (0.0%)
Allstate Corp. 5.100% (l)		4,725	118,739

Total Preferred Stocks (0.0%) (Cost $213,125)			218,299

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*		2	18

Total Consumer Staples			18

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.		29	761

Total Financials			761

Total Common Stocks (0.0%) (Cost $—)			779

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.7%)
Federal Home Loan Bank 0.04%, 7/16/14 (p)		$23,000,000	22,999,616
Federal Home Loan Mortgage Corp. 0.06%, 10/20/14 (p)		8,000,000	7,998,489
Hellenic Republic Treasury Bills 0.33%, 10/10/14 (p)	EUR	574,000	785,254
U.S. Treasury Bills 0.05%, 12/11/14 (p)		$401,000	400,900

Total Government Securities			32,184,259

Total Short-Term Investments (1.7%) (Cost $32,184,178)			32,184,259

	Number of Contracts		Value (Note 1)
OPTION PURCHASED:
Call Option Purchased (0.0%)
Eurodollar December 2014 @ $99.75*		119	5,206

Total Options Purchased (0.0%) (Cost $10,424)			5,206

Total Investments Before Options Written and Securities Sold Short (101.5%) (Cost $1,866,168,616)			1,877,417,379

See Notes to Financial Statements.

1061

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Contracts	Value (Note 1)

OPTION WRITTEN:
Put Option Written (0.0%)
Eurodollar December 2014 @ $99.00*	(119)	$(744)

Total Options Written (0.0%) (Premiums Received $12,647)		(744)

Total Investments before Securities Sold Short (101.5%) (Cost $1,866,155,969)		1,877,416,635

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-0.4%)
Federal National Mortgage Association
4.500%, 7/25/44 TBA	$(6,000,000)	$(6,498,750)
5.000%, 7/25/44 TBA	(2,000,000)	(2,220,937)

Total Securities Sold Short (-0.4%) (Proceeds Received $8,659,297)		(8,719,687)

Total Investments after Options Written Options and Securities Sold Short (101.1%) (Cost $1,857,496,672)		1,868,696,948
Other Assets Less Liabilities (-1.1%)		(19,440,453)

Net Assets (100%)		$1,849,256,495

*	Non-income producing.
†	Securities (totaling $1,271,145 or 0.1% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $107,226,029 or 5.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,029,301.
(b)	Illiquid Security.
(e)	Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2014.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2014, the market value of these securities amounted to $10,286,149 or 0.6% of net assets.
(p)	Yield to maturity.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

ABS	—	Asset-Backed Security
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
GBP	—	British Pound
NZD	—	New Zealand Dollar
PIK	—	Payment-in Kind Security
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Purchase
3 Year Australia Bond	823	September-14	$84,706,058	$84,960,801	$254,743

Sales
10 Year Australia Bond	161	September-14	$17,914,110	$18,289,499	$(375,389)
10 Year U.S. Treasury Notes	197	September-14	24,606,359	24,658,859	(52,500)
2 Year U.S. Treasury Notes	143	September-14	31,363,942	31,401,906	(37,964)
5 Year U.S. Treasury Notes	115	September-14	13,669,975	13,738,008	(68,033)
Euro-Bund	54	September-14	10,762,340	10,870,243	(107,903)
U.S. Ultra Bond	10	September-14	1,484,408	1,499,375	(14,967)

					$(656,756)

					$(402,013)

See Notes to Financial Statements.

1062

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	19,290	$18,189,505	$18,098,785	$90,720
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	59,506	56,111,181	55,877,919	233,262
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	12,875	12,140,482	12,157,863	(17,381)
Korean Won vs. U.S. Dollar, expiring 7/23/14	Bank of America	5,934,389	5,860,275	5,797,000	63,275
Mexican Peso vs. U.S. Dollar, expiring 7/23/14	Bank of America	7,804	600,556	597,930	2,626
New Zealand Dollar vs. U.S. Dollar, expiring 8/7/14	JPMorgan Chase Bank	100	87,315	86,243	1,072

					$373,574

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	726	$673,685	$684,582	$(10,897)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	68,003	62,696,385	64,123,427	(1,427,042)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	22,942	21,594,088	21,633,158	(39,070)
Australian Dollar vs. U.S. Dollar, expiring 7/18/14	Deutsche Bank AG	2,814	2,587,333	2,649,645	(62,312)
Australian Dollar vs. U.S. Dollar, expiring 8/5/14	Bank of America	12,875	12,128,379	12,107,877	20,502
Brazilian Real vs. U.S. Dollar,expiring 7/2/14	Bank of America	1,273	568,138	576,148	(8,010)
Brazilian Real vs. U.S. Dollar,expiring 7/2/14	Bank of America	2,185	954,001	988,758	(34,757)
Brazilian Real vs. U.S. Dollar,expiring 8/4/14	Bank of America	3,458	1,549,964	1,549,022	942
British Pound vs. U.S. Dollar,expiring 8/21/14	HSBC Bank plc	90	151,948	153,242	(1,294)
British Pound vs. U.S. Dollar,expiring 9/11/14	Bank of America	70	117,376	119,727	(2,351)
Canadian Dollar vs. U.S. Dollar, expiring 7/11/14	BNP Paribas	703	642,024	658,632	(16,608)
European Union Euro vs. U.S. Dollar, expiring 7/11/14	JPMorgan Chase Bank	995	1,353,801	1,362,626	(8,825)
European Union Euro vs. U.S. Dollar, expiring 8/21/14	Bank of America	2,049	2,791,195	2,806,239	(15,044)
European Union Euro vs. U.S. Dollar, expiring 8/21/14	Bank of America	8,818	12,001,298	12,076,824	(75,526)
Japanese Yen vs. U.S. Dollar, expiring 7/2/14	Bank of America	23,300	229,258	229,999	(741)
Japanese Yen vs. U.S. Dollar, expiring 8/5/14	Bank of America	23,300	229,905	230,061	(156)
Korean Won vs. U.S. Dollar, expiring 7/23/14	Bank of America	2,062,739	2,014,000	2,036,977	(22,977)
Mexican Peso vs. U.S. Dollar, expiring 7/23/14	Bank of America	7,669	586,499	590,172	(3,673)
New Zealand Dollar vs. U.S. Dollar, expiring 8/7/14	JPMorgan Chase Bank	3,627	3,131,196	3,164,218	(33,022)

					$(1,740,861)

					$(1,367,287)

See Notes to Financial Statements.

1063

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Options Written:

Options written for the six months ended June 30, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2014	119	$12,647
Options Written	910	293,902
Options Terminated in Closing Purchase Transactions	(910)	(293,902)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2014	119	$12,647

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$40,876,220	$973,075	$41,849,295
Non-Agency CMO	—	74,910,244	298,070	75,208,314
Common Stocks
Consumer Staples	18	—	—	18
Financials	761	—	—	761
Corporate Bonds
Consumer Discretionary	—	5,336,268	—	5,336,268
Consumer Staples	—	7,473,366	—	7,473,366
Energy	—	11,929,855	—	11,929,855
Financials	—	78,350,212	—	78,350,212
Health Care	—	1,545,186	—	1,545,186
Industrials	—	6,429,471	—	6,429,471
Information Technology	—	1,816,709	—	1,816,709
Materials	—	4,375,652	—	4,375,652
Telecommunication Services	—	7,384,133	—	7,384,133
Utilities	—	22,580,047	—	22,580,047
Forward Currency Contracts	—	412,399	—	412,399
Futures	254,743	—	—	254,743
Government Securities
Agency ABS	—	4,839,072	—	4,839,072
Agency CMO	—	69,205,629	—	69,205,629
Foreign Governments	—	28,754,024	—	28,754,024
Municipal Bonds	—	27,816,216	—	27,816,216
U.S. Government Agencies	—	558,062,944	—	558,062,944
U.S. T reasuries	—	892,052,443	—	892,052,443
Options Purchased
Call Options Purchased	5,206	—	—	5,206

See Notes to Financial Statements.

1064

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Preferred Stocks
Financials	$218,299	$—	$—	$218,299
Short-Term Investments	—	32,184,259	—	32,184,259

Total Assets	$479,027	$1,876,334,349	$1,271,145	$1,878,084,521

Liabilities:
Forward Currency Contracts	$—	$(1,779,686)	$—	$(1,779,686)
Futures	(656,756)	—	—	(656,756)
Government Securities
Agency CMO	—	(8,719,687)	—	(8,719,687)
Options Written
Put Options Written	(744)	—	—	(744)

Total Liabilities	$(657,500)	$(10,499,373)	$—	$(11,156,873)

Total	$(178,473)	$1,865,834,976	$1,271,145	$1,866,927,648

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$259,949	*
Foreign exchange contracts	Receivables	412,399
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$672,348

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(657,500	)*
Foreign exchange contracts	Payables	(1,779,686)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,437,186)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$293,679	$(2,573,007)	$—	$—	$(2,279,328)
Foreign exchange contracts	—	—	(2,051,462)	—	(2,051,462)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$293,679	$(2,573,007)	$(2,051,462)	$—	$(4,330,790)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$10,412	$358,406	$—	$—	$368,818
Foreign exchange contracts	—	—	(1,815,594)	—	(1,815,594)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$10,412	$358,406	$(1,815,594)	$—	$(1,446,776)

The Portfolio held options, forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $135,167,000, options contracts with an average notional balance of approximately $60,000 and futures contracts with an average notional balance of approximately $271,775,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$411,327		$(411,327)	$—	$—
JPMorgan Chase Bank	1,072		(1,072)	—	—
Exchange Traded Futures & Options Contracts (b)	259,949	(c)	—	—	259,949

	$672,348		$(412,399)	$—	$259,949

See Notes to Financial Statements.

1066

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$1,657,625		$(411,327)	$—	$1,246,298
BNP Paribas	16,608		—	—	16,608
Deutsche Bank AG	62,312		—	—	62,312
HSBC Bank plc	1,294		—	—	1,294
JPMorgan Chase Bank	41,847		(1,072)	—	40,775
Exchange Traded Futures & Options Contracts (b)	657,500	(c)	—	—	657,500

	$2,437,186		$(412,399)	$—	$2,024,787

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,271,954,778
Long-term U.S. government debt securities	582,173,986

$1,854,128,764

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,472,851,377
Long-term U.S. government debt securities	391,922,664

$1,864,774,041

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,002,324
Aggregate gross unrealized depreciation	(4,968,413)

Net unrealized appreciation	$11,033,911

Federal income tax cost of investments	$1,866,383,468

The Portfolio has a net capital loss carryforward of $156,756,010 of which $38,461,379 expires in the year 2016 and $118,294,631 expires in the year 2017.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $2,523,097 for Short Term losses.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $1,866,168,616)	$1,877,417,379
Cash	32,213,603
Foreign cash (Cost $376,359)	377,188
Receivable for securities sold	27,366,803
Receivable for forward commitments	24,483,828
Dividends, interest and other receivables	9,207,139
Unrealized appreciation on forward foreign currency contracts	412,399
Receivable from Separate Accounts for Trust shares sold	89,171
Other assets	21,793

Total assets	1,971,589,303

LIABILITIES
Payable for securities purchased	53,179,470
Payable for sale-buyback financing transactions	28,647,779
Payable for forward commitments	27,228,624
Securities sold short (Proceeds received $8,659,297)	8,719,687
Unrealized depreciation on forward foreign currency contracts	1,779,686
Payable to Separate Accounts for Trust shares redeemed	1,121,947
Investment management fees payable	773,690
Distribution fees payable – Class IB	314,290
Administrative fees payable	221,095
Due to broker for futures variation margin	107,520
Distribution fees payable – Class IA	35,646
Trustees’ fees payable	5,135
Options written, at value (Premiums received $12,647)	744
Accrued expenses	197,495

Total liabilities	122,332,808

NET ASSETS	$1,849,256,495

Net assets were comprised of:
Paid in capital	$1,981,663,998
Accumulated undistributed net investment income (loss)	9,595,184
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(151,436,175)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	9,433,488

Net assets	$1,849,256,495

Class IA
Net asset value, offering and redemption price per share, $173,021,081 / 20,212,558 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.56

Class IB
Net asset value, offering and redemption price per share, $1,523,789,930 / 178,706,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.53

Class K
Net asset value, offering and redemption price per share, $152,445,484 / 17,798,563 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest (net of $679 foreign withholding tax)	$15,531,303
Dividends	117,957

Total income	15,649,260

EXPENSES
Investment management fees	3,532,746
Distribution fees – Class IB	1,933,465
Administrative fees	1,213,784
Recoupment fees	329,389
Distribution fees – Class IA	218,088
Printing and mailing expenses	92,171
Custodian fees	42,084
Professional fees	37,561
Trustees’ fees	24,545
Miscellaneous	19,530

Total expenses	7,443,363

NET INVESTMENT INCOME (LOSS)	8,205,897

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	12,798,625
Futures	(2,573,007)
Foreign currency transactions	(1,571,477)
Options written	293,679
Securities sold short	(637,618)

Net realized gain (loss)	8,310,202

Change in unrealized appreciation (depreciation) on:
Investments	22,692,016
Futures	358,406
Foreign currency translations	(1,808,191)
Options written	11,156
Securities sold short	(305,349)

Net change in unrealized appreciation (depreciation)	20,948,038

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,258,240

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,464,137

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,205,897	$8,436,020
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	8,310,202	(2,903,360)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	20,948,038	(29,108,347)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,464,137	(23,575,687)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(657,167)
Class IB	—	(6,008,722)

TOTAL DIVIDENDS	—	(6,665,889)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 657,283 and 880,106 shares, respectively ]	5,567,143	7,487,182
Capital shares issued in reinvestment of dividends [ 0 and 78,038 shares, respectively ]	—	657,167
Capital shares repurchased [ (1,631,001) and (3,551,489) shares, respectively ]	(13,834,615)	(30,226,704)

Total Class IA transactions	(8,267,472)	(22,082,355)

Class IB
Capital shares sold [ 4,198,923 and 8,989,100 shares, respectively ]	35,520,041	76,204,433
Capital shares sold in-kind (Note 9)[ 0 and 146,418,479 shares, respectively ]	—	1,233,559,078
Capital shares issued in reinvestment of dividends [ 0 and 716,314 shares, respectively ]	—	6,008,722
Capital shares repurchased [ (18,214,342) and (34,244,982) shares, respectively ]	(153,807,094)	(288,768,166)

Total Class IB transactions	(118,287,053)	1,027,004,067

Class K†
Capital shares sold [ 13,170,411 and 0 shares, respectively ]	111,961,369	—
Capital shares sold in-kind (Note 9)[ 12,187,947 and 0 shares, respectively ]	103,236,789	—
Capital shares repurchased [ (7,559,795) and 0 shares, respectively ]	(64,045,358)	—

Total Class K transactions	151,152,800	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,598,275	1,004,921,712

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,062,412	974,680,136
NET ASSETS:
Beginning of period	1,787,194,083	812,513,947

End of period (a)	$1,849,256,495	$1,787,194,083

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,595,184	$1,389,287

† Class K commenced operations on April 21, 2014.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012		2011		2010		2009
Net asset value, beginning of period	$8.38	$8.61	$8.44		$8.55		$9.02		$8.75

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.05 (e)	0.04	(e)(x)	0.21	(e)(x)	0.29	(e)(x)	0.30 (e)
Net realized and unrealized gain (loss) oninvestments, securities sold short, options written, futures and foreign currency transactions	0.14	(0.25)	0.18		(0.09)		0.29		0.26

Total from investment operations	0.18	(0.20)	0.22		0.12		0.58		0.56

Less distributions:
Dividends from net investment income	—	(0.03)	(0.05)		(0.23)		(1.05)		(0.29)

Total dividends and distributions	—	(0.03)	(0.05)		—		—		—

Net asset value, end of period	$8.56	$8.38	$8.61		$8.44		$8.55		$9.02

Total return (b)	2.15%	(2.31)%	2.66%		1.42%		6.49%		6.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$173,021	$177,633	$204,780		$171,714		$200,072		$2,755,163
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%	0.63	%(f)(j)	0.19	%(f)(k)	0.56	%(f)(m)	0.59%
Before waivers (a)	0.85%	0.85%	0.84%		0.59	%(f)	0.58	%(f)	0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.92%	0.62%	0.48	%(x)	2.44	%(f)(x)	3.08	%(f)(x)	3.38%
Before waivers (a)	0.92%	0.62%	0.28	%(x)	2.03	%(f)(x)	3.06	%(f)(x)	3.38%
Portfolio turnover rate (z)	103%	125%	106%		63%		94%		173%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012		2011		2010		2009
Net asset value, beginning of period	$8.35	$8.58	$8.41		$8.52		$8.98		$8.71

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.06 (e)	0.04	(e)(x)	0.19	(e)(x)	0.26	(e)(x)	0.28 (e)
Net realized and unrealized gain (loss) oninvestments, securities sold short, options written, futures and foreign currency transactions	0.14	(0.26)	0.18		(0.09)		0.30		0.25

Total from investment operations	0.18	(0.20)	0.22		0.10		0.56		0.53

Less distributions:
Dividends from net investment income	—	(0.03)	(0.05)		(0.21)		(1.02)		(0.26)

Total dividends and distributions	—	(0.03)	(0.05)		—		—		—

Net asset value, end of period	$8.53	$8.35	$8.58		$8.41		$8.52		$8.98

Total return (b)	2.16%	(2.32)%	2.66%		1.16%		6.29%		6.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,523,790	$1,609,561	$607,734		$631,680		$694,555		$697,681
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%	0.63	%(f)(j)	0.44	%(f)(k)	0.70	%(f)(m)	0.84%
Before waivers (a)	0.85%	0.85%	0.84%		0.84	%(f)	0.82	%(f)	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.92%	0.67%	0.48	%(x)	2.18	%(f)(x)	2.77	%(f)(x)	3.09%
Before waivers (a)	0.92%	0.67%	0.27	%(x)	1.77	%(f)(x)	2.64	%(f)(x)	3.09%
Portfolio turnover rate (z)	103%	125%	106%		63%		94%		173%

See Notes to Financial Statements.

1070

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EQ/QUALITY BOND PLUS PORTFOLIO(jj)

FINANCIAL HIGHLIGHTS (Continued)

Class K	April 21, 2014* to June 30, 2014 (Unaudited)
Net asset value, beginning of period	$8.47

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.08

Total from investment operations	0.10

Net asset value, end of period	$8.57

Total return (b)	1.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152,445
Ratio of expenses to average net assets:
After waivers (a)	0.56%
Before waivers (a)	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.22	%(l)(x)
Before waivers (a)	1.22	%(l)(x)
Portfolio turnover rate (z)	103%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.60% for Class IA and 0.85% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.57% for Class IA and 0.78% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers should be 0.57% for Class IA and 0.78% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Caywood-Scholl High Yield Bond Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

1071

EQ/REAL ESTATE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	69.1%
Government Securities	35.0
Asset Backed Securities	0.8
Exchange Traded Fund	0.4
Health Care	0.0 #
Cash and Other	(5.3)

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,131.90	$5.84
Hypothetical (5% average return before expenses)	1,000.00	1,019.32	5.53
Class K
Actual	1,000.00	1,132.90	4.52
Hypothetical (5% average return before expenses)	1,000.00	1,020.56	4.28

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Health Care Providers & Services (0.0%)
Health Care Facilities (0.0%)
Extendicare, Inc.	1,187	$8,187

Total Health Care Providers & Services		8,187

Real Estate Investment Trusts (REITs) (53.9%)
Diversified REITs (10.2%)
Activia Properties, Inc. (REIT) (m)	3	26,386
Affine S.A. (REIT)	79	1,579
American Assets Trust, Inc. (REIT)	478	16,515
American Realty Capital Properties, Inc. (REIT)	12,528	156,976
ANF Immobilier (REIT)	45	1,431
Artis Real Estate Investment Trust (REIT)	1,877	27,705
Australand Property Group (REIT)	6,382	26,720
British Land Co. plc (REIT)	14,012	168,460
Canadian Real Estate Investment Trust (REIT)	980	42,238
Chambers Street Properties (REIT)	3,249	26,122
Cofinimmo (REIT)	233	29,036
Cominar Real Estate Investment Trust (REIT)	1,745	30,826
Cousins Properties, Inc. (REIT)	2,523	31,411
Crombie Real Estate Investment Trust (REIT)	1,048	13,200
Daiwa House Residential Investment Corp. (REIT)	4	18,755
Dexus Property Group (REIT)	79,775	83,498
Dream Global Real Estate Investment Trust (REIT)	1,300	11,964
Duke Realty Corp. (REIT)	4,514	81,974
Empire State Realty Trust, Inc. (REIT), Class A	1,038	17,127
Eurobank Properties Real Estate Investment Co. (REIT)	328	3,885
First Potomac Realty Trust (REIT)	807	10,588
Fonciere des Regions (REIT)	463	50,199
Gecina S.A. (REIT)	252	36,749
GPT Group (REIT)	24,446	88,517
H&R Real Estate Investment Trust (REIT)	3,730	80,959
Hamborner REIT AG (REIT)	624	6,742
ICADE (REIT)	495	53,072
Investors Real Estate Trust (REIT)	1,468	13,520
Kenedix Realty Investment Corp. (REIT)	5	27,195
Kiwi Income Property Trust (REIT)	14,087	14,369
Land Securities Group plc (REIT)	10,905	193,348
Lexington Realty Trust (REIT)	3,136	34,527
Liberty Property Trust (REIT)	2,056	77,984
Londonmetric Property plc (REIT)	8,072	18,663
Mirvac Group (REIT)	50,705	85,345
Nieuwe Steen Investments N.V. (REIT)	1,787	11,256

Nomura Real Estate Master Fund, Inc. (REIT)	22	$26,885
Premier Investment Corp. (REIT)	3	11,934
PS Business Parks, Inc. (REIT)	275	22,960
Redefine International plc/Isle of Man (REIT)	11,767	10,804
Select Income REIT (REIT)	483	14,316
Shaftesbury plc (REIT)	3,869	43,436
Spirit Realty Capital, Inc. (REIT)	5,281	59,992
Stockland Corp., Ltd. (REIT)	31,918	116,777
Suntec Real Estate Investment Trust (REIT)	32,622	47,354
Tokyu REIT, Inc. (REIT)	12	16,738
Top REIT, Inc. (REIT)	3	13,415
United Urban Investment Corp. (REIT)	33	53,260
Vornado Realty Trust (REIT)	2,351	250,923
Washington Real Estate Investment Trust (REIT)	905	23,512
Wereldhave N.V. (REIT)	298	27,707
Winthrop Realty Trust (REIT)	445	6,831
WP Carey, Inc. (REIT)	1,156	74,446

		2,440,131

Industrial REITs (3.5%)
Ascendas Real Estate Investment Trust (REIT)	26,703	49,256
BWP Trust (REIT)	6,571	15,366
DCT Industrial Trust, Inc. (REIT)	4,495	36,904
EastGroup Properties, Inc. (REIT)	425	27,298
First Industrial Realty Trust, Inc. (REIT)	1,510	28,448
GLP J-REIT (REIT)	24	26,865
Goodman Group (REIT)	23,730	113,000
Granite Real Estate Investment Trust (REIT)	644	23,840
Hansteen Holdings plc (REIT)	9,474	16,668
Industrial & Infrastructure Fund Investment Corp. (REIT)	2	17,906
Japan Logistics Fund, Inc. (REIT)	11	26,092
Mapletree Industrial Trust (REIT)	16,215	18,596
Mapletree Logistics Trust (REIT)	19,808	18,507
Nippon Prologis REIT, Inc. (REIT)	19	44,300
Prologis, Inc. (REIT)	6,893	283,233
Pure Industrial Real Estate Trust (REIT)	2,069	8,881
Segro plc (REIT)	10,236	60,472
STAG Industrial, Inc. (REIT)	707	16,975
Warehouses De Pauw S.C.A. (REIT)	151	11,314

		843,921

Office REITs (7.7%)
Alexandria Real Estate Equities, Inc. (REIT)	981	76,165
Allied Properties Real Estate Investment Trust (REIT)	982	32,532
Alstria Office REIT-AG (REIT)*	932	12,343
Befimmo S.A. (REIT)	230	17,533
Beni Stabili S.p.A. (REIT)	11,414	10,472
BioMed Realty Trust, Inc. (REIT)	2,640	57,631

See Notes to Financial Statements.

1073

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Boston Properties, Inc. (REIT)	2,133	$252,077
Brandywine Realty Trust (REIT)	2,154	33,602
CapitaCommercial Trust (REIT)	26,555	36,205
Champion REIT (REIT)	32,186	14,950
CommonWealth REIT (REIT)	1,625	42,770
Corporate Office Properties Trust/Maryland (REIT)	1,128	31,370
Cromwell Property Group (REIT)	19,958	18,349
Derwent London plc (REIT)	1,307	59,924
Digital Realty Trust, Inc. (REIT)	1,864	108,708
Douglas Emmett, Inc. (REIT)	1,820	51,360
Dream Office Real Estate Investment Trust (REIT)	1,430	39,253
DuPont Fabros Technology, Inc. (REIT)	902	24,318
Franklin Street Properties Corp. (REIT)	1,211	15,234
Government Properties Income Trust (REIT)	751	19,068
Great Portland Estates plc (REIT)	4,773	52,605
Highwoods Properties, Inc. (REIT)	1,234	51,766
Hudson Pacific Properties, Inc. (REIT)	740	18,752
Intervest Offices & Warehouses N.V. (REIT)	91	2,755
Investa Office Fund (REIT)	8,314	26,655
Japan Excellent, Inc. (REIT)	15	19,930
Japan Prime Realty Investment Corp. (REIT)	11	39,470
Japan Real Estate Investment Corp. (REIT)	17	99,008
Keppel REIT Management Ltd. (REIT)	20,399	20,941
Kilroy Realty Corp. (REIT)	1,130	70,376
Leasinvest Real Estate S.C.A. (REIT)	14	1,567
Mack-Cali Realty Corp. (REIT)	1,206	25,905
Mori Hills REIT Investment Corp. (REIT)	15	21,736
Mori Trust Sogo Reit, Inc. (REIT)	14	23,618
New York REIT, Inc. (REIT)	2,250	24,885
Nippon Building Fund, Inc. (REIT)	19	111,031
Nomura Real Estate Office Fund, Inc. (REIT)	5	23,617
Orix JREIT, Inc. (REIT)	26	36,444
Parkway Properties, Inc./Maryland (REIT)	967	19,969
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,119	40,134
SL Green Realty Corp. (REIT)	1,353	148,032
Societe de la Tour Eiffel (REIT)	77	6,126
Workspace Group plc (REIT)	1,433	13,979

		1,853,165

Residential REITs (6.3%)
Advance Residence Investment Corp. (REIT)	18	45,486
Aedifica S.A. (REIT)	121	8,284
American Campus Communities, Inc. (REIT)	1,437	54,951

American Homes 4 Rent (REIT), Class A	1,828	$32,465
Apartment Investment & Management Co. (REIT), Class A	1,999	64,508
Associated Estates Realty Corp. (REIT)	790	14,236
AvalonBay Communities, Inc. (REIT)	1,827	259,781
Boardwalk Real Estate Investment Trust (REIT)	546	33,393
Camden Property Trust (REIT)	1,166	82,961
Campus Crest Communities, Inc. (REIT)	886	7,673
Canadian Apartment Properties REIT (REIT)	1,517	32,500
Education Realty Trust, Inc. (REIT)	1,577	16,937
Equity Lifestyle Properties, Inc. (REIT)	1,033	45,617
Equity Residential (REIT)	4,945	311,535
Essex Property Trust, Inc. (REIT)	894	165,310
Home Properties, Inc. (REIT)	781	49,953
Mid-America Apartment Communities, Inc. (REIT)	1,023	74,730
Nippon Accommodations Fund, Inc. (REIT)	6	22,743
Northern Property Real Estate Investment Trust (REIT)	439	11,803
Post Properties, Inc. (REIT)	745	39,828
Silver Bay Realty Trust Corp. (REIT)	506	8,258
Sun Communities, Inc. (REIT)	573	28,558
UDR, Inc. (REIT)	3,437	98,401

		1,509,911

Retail REITs (16.3%)
Acadia Realty Trust (REIT)	757	21,264
Agree Realty Corp. (REIT)	197	5,955
Alexander’s, Inc. (REIT)	28	10,345
Brixmor Property Group, Inc. (REIT)	568	13,036
Calloway Real Estate Investment Trust (REIT)	1,445	35,968
CapitaMall Trust (REIT)	35,524	56,267
CBL & Associates Properties, Inc. (REIT)	2,334	44,346
Cedar Realty Trust, Inc. (REIT)	1,086	6,788
CFS Retail Property Trust Group (REIT)	29,250	56,266
Charter Hall Retail REIT (REIT)	4,286	15,681
Corio N.V. (REIT)	918	46,887
DDR Corp. (REIT)	4,194	73,940
Equity One, Inc. (REIT)	813	19,179
Eurocommercial Properties N.V. (CVA)	570	28,114
Excel Trust, Inc. (REIT)	624	8,318
Federal Realty Investment Trust (REIT)	918	111,005
Federation Centres Ltd. (REIT)	19,754	46,381
Fortune Real Estate Investment Trust (REIT)	17,863	15,673

See Notes to Financial Statements.

1074

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Frontier Real Estate Investment Corp. (REIT)	7	$38,073
General Growth Properties, Inc. (REIT)	6,968	164,166
Getty Realty Corp. (REIT)	344	6,564
Glimcher Realty Trust (REIT)	1,992	21,573
Hammerson plc (REIT)	9,818	97,455
Immobiliare Grande Distribuzione (REIT)	1,931	3,414
Inland Real Estate Corp. (REIT)	1,174	12,480
Intu Properties plc (REIT)	12,296	65,571
Japan Retail Fund Investment Corp. (REIT)	32	71,957
Kimco Realty Corp. (REIT)	5,624	129,240
Kite Realty Group Trust (REIT)	1,776	10,905
Klepierre S.A. (REIT)	1,340	68,284
Link REIT (REIT)	31,702	170,568
Macerich Co. (REIT)	1,931	128,894
Mapletree Commercial Trust (REIT) (m)	17,670	19,414
Mercialys S.A. (REIT)	569	13,261
Morguard Real Estate Investment Trust (REIT)	473	7,873
National Retail Properties, Inc. (REIT)	1,715	63,781
Pennsylvania Real Estate Investment Trust (REIT)	899	16,919
Ramco-Gershenson Properties Trust (REIT)	905	15,041
Realty Income Corp. (REIT)	3,052	135,570
Regency Centers Corp. (REIT)	1,258	70,045
Retail Opportunity Investments Corp. (REIT)	1,187	18,672
Retail Properties of America, Inc. (REIT), Class A	3,229	49,662
RioCan Real Estate Investment Trust (REIT)	4,176	106,880
Rouse Properties, Inc. (REIT)	499	8,538
Saul Centers, Inc. (REIT)	179	8,699
Scentre Group (REIT)*	73,940	223,110
Simon Property Group, Inc. (REIT)	4,317	717,830
Tanger Factory Outlet Centers, Inc. (REIT)	1,340	46,860
Taubman Centers, Inc. (REIT)	875	66,334
Unibail-Rodamco SE (REIT)	1,336	388,652
Urstadt Biddle Properties, Inc. (REIT), Class A	322	6,723
Vastned Retail N.V. (REIT)	255	12,986
Washington Prime Group, Inc. (REIT)*	2,133	39,972
Weingarten Realty Investors (REIT)	1,494	49,063
Wereldhave Belgium N.V. (REIT)	27	3,607
Westfield Corp. (REIT)	27,443	185,023

		3,879,072

Specialized REITs (9.9%)
American Realty Capital Healthcare Trust, Inc. (REIT)	2,300	25,047
Ashford Hospitality Trust, Inc. (REIT)	924	10,663
Aviv REIT, Inc. (REIT)	350	9,860
Big Yellow Group plc (REIT)	1,765	14,982

CDL Hospitality Trusts (REIT)	8,687	$12,262
Chartwell Retirement Residences	2,369	24,066
Chesapeake Lodging Trust (REIT)	681	20,587
CubeSmart (REIT)	1,961	35,926
DiamondRock Hospitality Co. (REIT)	2,680	34,358
EPR Properties (REIT)	727	40,617
Extra Space Storage, Inc. (REIT)	1,495	79,609
FelCor Lodging Trust, Inc. (REIT)	1,709	17,962
HCP, Inc. (REIT)	6,320	261,522
Health Care REIT, Inc. (REIT)	4,283	268,415
Healthcare Realty Trust, Inc. (REIT)	1,317	33,478
Healthcare Trust of America, Inc. (REIT), Class A	3,254	39,178
Hersha Hospitality Trust (REIT)	2,364	15,862
Hospitality Properties Trust (REIT)	2,055	62,472
Host Hotels & Resorts, Inc. (REIT)	10,429	229,542
InnVest Real Estate Investment Trust (REIT)	1,166	5,813
Japan Hotel REIT Investment Corp. (REIT)	50	26,307
LaSalle Hotel Properties (REIT)	1,428	50,394
LTC Properties, Inc. (REIT)	478	18,661
Medical Properties Trust, Inc. (REIT)	2,369	31,366
National Health Investors, Inc. (REIT)	400	25,024
Omega Healthcare Investors, Inc. (REIT)	1,756	64,726
Pebblebrook Hotel Trust (REIT)	880	32,525
Primary Health Properties plc (REIT)	1,456	8,553
Public Storage (REIT)	2,014	345,098
RLJ Lodging Trust (REIT)	1,836	53,042
Sabra Health Care REIT, Inc. (REIT)	621	17,829
Safestore Holdings plc (REIT)	2,842	10,603
Senior Housing Properties Trust (REIT)	2,783	67,599
Sovran Self Storage, Inc. (REIT)	490	37,853
Strategic Hotels & Resorts, Inc. (REIT)*	3,300	38,643
Sunstone Hotel Investors, Inc. (REIT)	2,512	37,504
Universal Health Realty Income Trust (REIT)	174	7,566
Ventas, Inc. (REIT)	4,091	262,233

		2,377,747

Total Real Estate Investment Trusts (REITs)		12,903,947

Real Estate Management & Development (14.8%)
Diversified Real Estate Activities (9.1%)
Allreal Holding AG (Registered)*	132	18,755
CapitaLand Ltd.	35,723	91,678
City Developments Ltd.	8,358	68,572
Development Securities plc	1,680	6,138
DIC Asset AG	471	5,160
Hang Lung Properties Ltd.	30,445	93,884
Henderson Land Development Co., Ltd.	15,957	93,369
Inmobiliaria Colonial S.A.*	23,244	18,524
Kerry Properties Ltd.	8,509	29,753

See Notes to Financial Statements.

1075

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Estate Co., Ltd.	17,393	$429,395
Mitsui Fudosan Co., Ltd.	11,615	391,657
Mobimo Holding AG (Registered)*	83	17,596
New World Development Co., Ltd.	68,564	78,026
Nomura Real Estate Holdings, Inc.	1,624	30,731
Sumitomo Realty & Development Co., Ltd.	5,950	255,315
Sun Hung Kai Properties Ltd.	21,730	298,036
Tokyo Tatemono Co., Ltd.	5,624	52,018
UOL Group Ltd.	6,398	33,455
Wharf Holdings Ltd.	21,308	153,410

		2,165,472

Real Estate Development (0.6%)
Conwert Immobilien Invest SE*	841	9,985
Helical Bar plc	1,362	8,158
Keppel Land Ltd.	10,024	27,173
Sino Land Co., Ltd.	39,919	65,722
St. Modwen Properties plc	2,420	14,852
TAG Immobilien AG	1,701	20,755
Wing Tai Holdings Ltd.	5,305	8,381

		155,026

Real Estate Operating Companies (5.1%)
Aeon Mall Co., Ltd.	1,344	35,409
Azrieli Group	500	16,465
BUWOG AG*	706	13,641
CA Immobilien Anlagen AG*	1,002	19,003
Capital & Counties Properties plc	10,049	56,013
CapitaMalls Asia Ltd.†(b)	19,270	36,318
Castellum AB	2,303	40,845
Citycon Oyj	3,601	13,215
Daejan Holdings plc	68	5,539
Deutsche Annington Immobilien SE	858	25,248
Deutsche Euroshop AG	630	31,142
Deutsche Wohnen AG	3,981	85,855
Dios Fastigheter AB	513	4,492
Fabege AB	1,867	26,420
Fastighets AB Balder, Class B*	1,242	16,823
First Capital Realty, Inc.	1,184	20,661
Forest City Enterprises, Inc., Class A*	2,049	40,714
GAGFAH S.A.*	2,200	40,051
Global Logistic Properties Ltd.	41,513	89,890
Grainger plc	5,642	20,296
Hemfosa Fastigheter AB*	552	9,274
Hongkong Land Holdings Ltd.	16,554	110,414
Hufvudstaden AB, Class A	1,523	21,381
Hulic Co., Ltd.	4,071	53,648
Hysan Development Co., Ltd.	7,837	36,706
Killam Properties, Inc.	701	6,931
Klovern AB	1,029	5,236
Kungsleden AB	1,874	14,094
LEG Immobilien AG*	670	45,133
Norwegian Property ASA*	7,205	8,868
NTT Urban Development Corp.	1,503	16,913
Prime Office AG*	892	4,155
PSP Swiss Property AG (Registered)*	547	51,505
Quintain Estates & Development plc*	6,654	10,078
Sponda Oyj	3,354	17,911

Swire Properties Ltd.	16,169	$47,253
Swiss Prime Site AG (Registered)*	757	62,742
Technopolis Oyj	1,305	7,898
Unite Group plc	2,755	18,577
Wallenstam AB, Class B	1,373	22,851
Wihlborgs Fastigheter AB	908	17,395

		1,227,003

Total Real Estate Management & Development		3,547,501

Total Common Stocks (68.7%) (Cost $15,317,928)		16,459,635

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.4%)
F&C Commercial Property Trust Ltd.	6,855	14,055
F&C UK Real Estate Investment Ltd.	3,026	4,350
iShares® International Developed Real Estate ETF	876	28,146
iShares® US Real Estate ETF	393	28,213
MedicX Fund Ltd.	4,818	6,864
Picton Property Income Ltd.	6,067	6,334
Schroder Real Estate Investment Trust Ltd.	6,527	5,836
Standard Life Investment Property Income Trust plc	2,128	2,786
UK Commercial Property Trust Ltd.	5,591	7,808

Total Investment Companies (0.4%) (Cost $96,469)		104,392

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.8%)
Asset-Backed Securities (0.6%)
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1 A1 0.322%, 4/25/36 (l)	$62,296	57,744
Series 2007-CH2 AV1 0.312%, 1/25/37 (l)	44,837	42,387
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-WF2 A1 1.152%, 8/25/37 (l)	37,815	34,252

		134,383

Non-Agency CMO (0.2%)
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R 1A1 2.626%, 9/27/36 (l)§	54,415	54,806

Total Asset-Backed and Mortgage-Backed Securities		189,189

See Notes to Financial Statements.

1076

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Corporate Bond (0.4%)
Capital Markets (0.4%)
Investment Banking & Brokerage (0.4%)
Goldman Sachs Group, Inc.
0.852%, 6/4/17 (l)		$100,000	$100,078

Total Capital Markets			100,078

Total Corporate Bonds			100,078

Government Securities (35.0%)
Foreign Governments (20.3%)
Australia Government Bond
5.250% 3/15/19	AUD	100,000	103,718
3.412% 9/20/25 (m)		100,000	127,734
Canadian Government Bond
1.625% 12/1/44	CAD	54,178	59,931
Denmark Government Bond
0.103% 11/15/23	DKK	1,141,932	211,224
Deutsche Bundesrepublik Inflation Linked Bond
0.770% 4/15/18	EUR	607,392	875,698
1.922% 4/15/20		76,892	119,667
0.103% 4/15/23		51,910	73,444
France Government Bond OAT
1.000% 5/25/19		100,000	139,963
0.100% 7/25/21		20,240	28,532
1.196% 7/25/22		215,357	325,025
0.253% 7/25/24		40,742	56,575
Hellenic Railways Organization S.A.
4.500% 12/6/16	JPY	1,500,000	14,478
Italy Buoni Poliennali Del Tesoro
2.250% 4/22/17 (m)	EUR	200,306	284,866
1.700% 9/15/18		101,366	146,060
Mexican Bonos de Proteccion al Ahorro
3.560% 1/30/20 (l)	MXN	300,000	23,421
New Zealand Government Bond
2.050% 9/20/25 (m)	NZD	240,000	203,668
Republic of Greece
5.250% 2/1/16	JPY	9,300,000	91,343
Republic of Sweden
0.250% 6/1/22	SEK	252,105	38,299
Spain Government Bond
5.400% 1/31/23§	EUR	100,000	168,288
United Kingdom Gilt
0.125% 3/22/24 (m)	GBP	253,147	448,421
1.250% 11/22/32 (m)		347,398	741,447
0.625% 11/22/42 (m)		9,628	19,692
0.125% 3/22/44 (m)		92,820	165,285
0.375% 3/22/62 (m)		94,331	197,440
0.127% 3/22/68 (m)		40,961	77,941
United Mexican States
4.000% 11/8/46	MXN	1,436,866	126,333

			4,868,493

U.S. Treasuries (14.7%)
U.S. Treasury Bonds
2.000% 1/15/26 TIPS		$95,556	$112,629
2.375% 1/15/27 TIPS		88,169	108,220
1.750% 1/15/28 TIPS		135,796	156,376
2.125% 2/15/41 TIPS		114,752	147,175
1.375% 2/15/44 TIPS		183,100	201,340
U.S. Treasury Notes
2.000% 7/15/14 TIPS		138,347	138,693
1.625% 1/15/15 TIPS		638,167	648,755
0.125% 4/15/16 TIPS		214,808	220,511
0.125% 4/15/17 TIPS		73,064	75,585
0.125% 4/15/19 TIPS		101,175	104,168
1.875% 7/15/19 TIPS		111,031	124,974
0.625% 7/15/21 TIPS		415,485	437,729
0.125% 7/15/22 TIPS		124,740	125,550
0.125% 1/15/23 TIPS		693,279	690,778
0.375% 7/15/23 TIPS		122,245	124,581
0.625% 1/15/24 TIPS		101,603	105,261

			3,522,325

Total Government Securities			8,390,818

Total Long-Term Debt Securities (36.2%) (Cost $8,461,059)			8,680,085

	Number of Warrants		Value (Note 1)
WARRANT:
Real Estate Management & Development (0.0%)
Diversified Real Estate Activities (0.0%)
Sun Hung Kai Properties Ltd., expiring 4/22/16* (Cost $—)		1,769	2,310

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (1.1%)
Hellenic Republic Treasury Bills
1.63%, 8/18/14 (p)		$200,000	$273,190

Total Short-Term Investments (1.1%) (Cost $273,269)			273,190

Total Investments (106.4%) (Cost $24,148,725)			25,519,612
Other Assets Less Liabilities (-6.4%)			(1,526,086)

Net Assets (100%)			$23,993,526

See Notes to Financial Statements.

1077

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

*	Non-income producing.
†	Security (totaling $36,318 or 0.2% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $223,094 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2014.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2014, the market value of these securities amounted to $2,312,294 or 9.6% of net assets.
(p)	Yield to maturity.

Glossary:

AUD	— Australian Dollar
CVA	— Dutch Certification
CAD	— Canadian Dollar
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Security

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
90 Day Sterling	4	September-15	$846,116	$842,266	$(3,850)

Sales
10 Year U.S. Treasury Notes	1	September-14	$124,905	$125,172	$(267)
5 Year U.S. Treasury Notes	4	September-14	478,106	477,844	262
Euro-Bund	2	September-14	398,613	402,602	(3,989)

					(3,994)

					$(7,844)

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	244	$230,080	$230,409	$(329)
British Pound vs. U.S. Dollar, expiring 7/2/14	Bank of America	967	1,654,924	1,641,419	13,505
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Bank of America	8	10,955	10,897	58
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Credit Suisse	6	8,215	8,186	29
Hong Kong Dollar vs. U.S. Dollar, expiring 7/23/14	Credit Suisse	341	43,991	43,944	47
Mexican Peso vs. U.S. Dollar, expiring 7/23/14	Credit Suisse	664	51,098	50,898	200
New Zealand Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	233	203,713	202,537	1,176
Singapore Dollar vs. U.S. Dollar, expiring 9/2/14	Credit Suisse	28	22,628	22,422	206

					$14,892

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	205	$189,003	$193,305	$(4,302)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	39	36,034	36,775	(741)
Australian Dollar vs. U.S. Dollar, expiring 8/5/14	Bank of America	244	229,851	229,462	389

See Notes to Financial Statements.

1078

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/2/14	Bank of America	932	$1,567,623	$1,595,025	$(27,402)
British Pound vs. U.S. Dollar, expiring 7/2/14	Bank of America	33	55,263	56,476	(1,213)
British Pound vs. U.S. Dollar, expiring 7/2/14	Bank of America	2	3,394	3,423	(29)
British Pound vs. U.S. Dollar, expiring 8/5/14	Bank of America	967	1,640,999	1,654,451	(13,452)
Canadian Dollar vs. U.S. Dollar, expiring 9/18/14	Bank of America	41	37,659	38,348	(689)
Danish Krone vs. U.S. Dollar, expiring 8/13/14	Credit Suisse	1,115	207,188	204,832	2,356
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Bank of America	257	349,786	351,910	(2,124)
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Credit Suisse	116	158,198	158,839	(641)
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Credit Suisse	1,270	1,726,542	1,738,400	(11,858)
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Credit Suisse	19	25,935	26,017	(82)
European Union Euro vs. U.S. Dollar, expiring 7/2/14	Credit Suisse	111	151,143	151,992	(849)
European Union Euro vs. U.S. Dollar, expiring 8/5/14	Bank of America	113	153,755	154,752	(997)
European Union Euro vs. U.S. Dollar, expiring 8/5/14	Bank of America	413	561,544	565,597	(4,053)
European Union Euro vs. U.S. Dollar, expiring 8/5/14	Credit Suisse	1,346	1,836,321	1,843,327	(7,006)
Hong Kong Dollar vs. U.S. Dollar, expiring 7/23/14	Bank of America	341	44,000	43,994	6
Japanese Yen vs. U.S. Dollar, expiring 7/2/14	Bank of America	12,600	123,651	124,377	(726)
Japanese Yen vs. U.S. Dollar, expiring 8/5/14	Credit Suisse	12,600	124,314	124,411	(97)
Mexican Peso vs. U.S. Dollar, expiring 7/23/14	Bank of America	285	21,796	21,932	(136)
Mexican Peso vs. U.S. Dollar, expiring 7/23/14	Credit Suisse	2,159	165,846	166,146	(300)
New Zealand Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	233	197,976	203,713	(5,737)
New Zealand Dollar vs. U.S. Dollar, expiring 8/5/14	Bank of America	233	201,910	203,030	(1,120)
Swedish Krona vs. U.S. Dollar, expiring 8/13/14	Credit Suisse	210	32,231	31,414	817

					$(79,986)

					$(65,094)

Options Written:

Options written for the six months ended June 30, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2014	—	$—
Options Written	5	3,209
Options Terminated in Closing Purchase Transactions	(5)	(3,209)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2014	—	$—

Total return swap contracts outstanding as of June 30, 2014:

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	$6,076,918	$75,929
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	501,477	6,320

See Notes to Financial Statements.

1079

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EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	$118,689	$1,587
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	118,780	1,484
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	89,146	1,149
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	69,369	474
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	3/4/15	30,356	383

					$87,326

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$134,383	$—	$134,383
Non-Agency CMO	—	54,806	—	54,806
Common Stocks
Financials	8,795,274	7,619,856	36,318	16,451,448
Health Care	8,187	—	—	8,187
Corporate Bonds
Financials	—	100,078	—	100,078
Forward Currency Contracts	—	18,789	—	18,789
Futures	262	—	—	262
Government Securities
Foreign Governments	—	4,868,493	—	4,868,493
U.S. Treasuries	—	3,522,325	—	3,522,325
Investment Companies
Exchange Traded Funds (ETFs)	56,359	48,033	—	104,392
Short-Term Investments	—	273,190	—	273,190
Total Return Swaps	—	87,326	—	87,326
Warrants
Financials	—	2,310	—	2,310

Total Assets	$8,860,082	$16,729,589	$36,318	$25,625,989

Liabilities:
Forward Currency Contracts	$—	$(83,883)	$—	$(83,883)
Futures	(8,106)	—	—	(8,106)

Total Liabilities	$(8,106)	$(83,883)	$—	$(91,989)

Total	$8,851,976	$16,645,706	$36,318	$25,534,000

(a)	A security with a market value of $36,318 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

1080

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$262	*
Foreign exchange contracts	Receivables	18,789
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	87,326	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$106,377

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(8,106	)*
Foreign exchange contracts	Payables	(83,883)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(91,989)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$3,208	$(15,611)	$—	$—	$(12,403)
Foreign exchange contracts	—	—	(64,425)	—	(64,425)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	621,787	621,787
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$3,208	$(15,611)	$(64,425)	$621,787	$544,959

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$1	$—	$—	$1
Foreign exchange contracts	—	—	(17,571)	—	(17,571)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	128,028	128,028
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1	$(17,571)	$128,028	$110,458

^ The Portfolio held options, forward foreign currency, futures and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1081

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EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $8,400,000 during the six months ended June 30, 2014. The Portfolio held futures contracts with an average notional balance of approximately $2,467,000 during the six months ended June 30, 2014. The Portfolio held swaps contracts with an average notional balance of approximately $6,287,000 during the six months ended June 30, 2014. The Portfolio held options contracts with an average notional balance of approximately $2,000 for three months during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$102,460		$(63,050)	$—	$39,410
Credit Suisse	3,655		(3,655)	—	—
Exchange Traded Futures & Options Contracts (b)	262	(c)	—	—	262

	$106,377		$(66,705)	$—	$39,672

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$63,050		$(63,050)	$—	$—
Credit Suisse	20,833		(3,655)	—	17,178
Exchange Traded Futures & Options Contracts (b)	8,106	(c)	—	—	8,106

	$91,989		$(66,705)	$—	$25,284

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,511,627
Long-term U.S. government debt securities	64,722

$7,576,349

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,696,418
Long-term U.S. government debt securities	247,216

$3,943,634

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,651,090
Aggregate gross unrealized depreciation	(440,999)

Net unrealized appreciation	$1,210,091

Federal income tax cost of investments	$24,309,521

See Notes to Financial Statements.

1082

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EQ/REAL ESTATE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $24,148,725)	$25,519,612
Cash	120,284
Foreign cash (Cost $24,797)	24,980
Cash held as collateral at broker	30,000
Receivable for securities sold	431,342
Receivable from Separate Accounts for Trust shares sold	218,853
Dividends, interest and other receivables	98,330
Unrealized appreciation on swap contracts	87,326
Unrealized appreciation on forward foreign currency contracts	18,789
Receivable from investment manager	4,937
Other assets	257

Total assets	26,554,710

LIABILITIES
Payable for sale-buyback financing transactions	2,452,089
Unrealized depreciation on forward foreign currency contracts	83,883
Payable to Separate Accounts for Trust shares redeemed	2,733
Payable for securities purchased	1,029
Due to broker for futures variation margin	777
Distribution fees payable – Class IB	675
Trustees’ fees payable	42
Accrued expenses	19,956

Total liabilities	2,561,184

NET ASSETS	$23,993,526

Net assets were comprised of:
Paid in capital	$21,968,079
Accumulated undistributed net investment income (loss)	254,790
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	373,744
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,396,913

Net assets	$23,993,526

Class IB
Net asset value, offering and redemption price per share, $3,703,926 / 339,912 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.90

Class K
Net asset value, offering and redemption price per share, $20,289,600 / 1,859,694 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.91

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $20,733 foreign withholding tax)	$318,518
Interest	94,007

Total income	412,525

EXPENSES
Investment management fees	59,956
Custodian fees	44,440
Administrative fees	30,900
Professional fees	16,476
Distribution fees – Class IB	2,935
Offering costs	2,095
Printing and mailing expenses	1,017
Interest expense	459
Trustees’ fees	267
Miscellaneous	2,887

Gross expenses	161,432
Less: Waiver from investment manager	(65,312)

Net expenses	96,120

NET INVESTMENT INCOME (LOSS)	316,405

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(7,706)
Futures	(15,611)
Foreign currency transactions	(61,332)
Swaps	621,787
Options written	3,208

Net realized gain (loss)	540,346

Change in unrealized appreciation (depreciation) on:
Investments	1,808,224
Futures	1
Foreign currency translations	(6,057)
Swaps	128,028

Net change in unrealized appreciation (depreciation)	1,930,196

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,470,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,786,947

See Notes to Financial Statements.

1083

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EQ/REAL ESTATE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$316,405	$221,616
Net realized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	540,346	(217,094)
Net change in unrealized appreciation (depreciation) on investments, futures, foreign currency translations and swaps	1,930,196	(533,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,786,947	(528,761)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(12,315)
Class K	—	(196,617)

	—	(208,932)

Distributions from net realized capital gains
Class IB	—	(3,170)
Class K	—	(40,377)

	—	(43,547)

Return of capital
Class IB	—	(11,477)
Class K	—	(146,199)

	—	(157,676)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(410,155)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 235,271 and 220,821 shares, respectively ]	2,418,224	2,217,342
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,832 shares, respectively ]	—	26,962
Capital shares repurchased [ (47,682) and (71,330) shares, respectively ]	(483,999)	(702,314)

Total Class IB transactions	1,934,225	1,541,990

Class K
Capital shares sold [ 201,225 and 1,940,091 shares, respectively ]	2,043,838	19,589,333
Capital shares issued in reinvestment of dividends and distributions [ 0 and 40,249 shares, respectively ]	—	383,193
Capital shares repurchased [ (211,009) and (110,862) shares, respectively ]	(2,238,785)	(1,108,299)

Total Class K transactions	(194,947)	18,864,227

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,739,278	20,406,217

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,526,225	19,467,301
NET ASSETS:
Beginning of period	19,467,301	—

End of period (a)	$23,993,526	$19,467,301

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$254,790	$(61,615)

* The Portfolio commenced operations on February 8, 2013.

See Notes to Financial Statements.

1084

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EQ/REAL ESTATE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.63	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	1.12	(0.30)

Total from investment operations	1.27	(0.18)

Less distributions:
Dividends from net investment income	—	(0.09)
Distributions from net realized gains	—	(0.02)
Return of capital	—	(0.08)

Total dividends and distributions	—	(0.19)

Net asset value, end of period	$10.90	$9.63

Total return (b)	13.19%	(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,704	$1,467
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%	1.10%
Before waivers (a)(f)	1.73%	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.91%	1.40	%(l)
Before waivers (a)(f)	2.28%	0.05	%(l)
Portfolio turnover rate (z)	18%	233%

Class K	Six Months Ended June 30, 2014 (Unaudited)	February 8, 2013* to December 31, 2013
Net asset value, beginning of period	$9.63	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.15	(e)
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	1.13	(0.31)

Total from investment operations	1.28	(0.16)

Less distributions:
Dividends from net investment income	—	(0.11)
Distributions from net realized gains	—	(0.02)
Return of capital	—	(0.08)

Total dividends and distributions	—	(0.21)

Net asset value, end of period	$10.91	$9.63

Total return (b)	13.29%	(1.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,290	$18,001
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.85%
Before waivers (a)(f)	1.45%	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.90%	1.67	%(l)
Before waivers (a)(f)	2.31%	0.38	%(l)
Portfolio turnover rate (z)	18%	233%

See Notes to Financial Statements.

1085

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1086

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	22.6%
Information Technology	17.6
Industrials	13.7
Consumer Discretionary	13.2
Health Care	13.0
Energy	6.2
Materials	5.0
Utilities	3.4
Consumer Staples	3.1
Telecommunication Services	0.8
Cash and Other	1.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,030.20	$3.19
Hypothetical (5% average return before expenses)	1,000.00	1,021.65	3.18
Class IB
Actual	1,000.00	1,030.10	3.19
Hypothetical (5% average return before expenses)	1,000.00	1,021.65	3.18
Class K
Actual	1,000.00	1,031.80	1.93
Hypothetical (5% average return before expenses)	1,000.00	1,022.89	1.93

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.63%, 0.63% and 0.38%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1087

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.2%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$860,912
Cooper Tire & Rubber Co.	43,822	1,314,660
Cooper-Standard Holding, Inc.*	7,900	522,664
Dana Holding Corp.	99,465	2,428,935
Dorman Products, Inc.*	17,700	872,964
Drew Industries, Inc.	18,670	933,687
Federal-Mogul Holdings Corp.*	16,600	335,818
Gentherm, Inc.*	22,600	1,004,570
Modine Manufacturing Co.*	32,900	517,846
Standard Motor Products, Inc.	12,800	571,776
Stoneridge, Inc.*	6,800	72,896
Superior Industries International, Inc.	12,000	247,440
Tenneco, Inc.*	38,897	2,555,533
Tower International, Inc.*	11,900	438,396

		12,678,097

Automobiles (0.0%)
Winnebago Industries, Inc.*	17,346	436,772

Distributors (0.2%)
Core-Mark Holding Co., Inc.	16,000	730,080
Pool Corp.	29,778	1,684,244

		2,414,324

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	16,907	581,263
Ascent Capital Group, Inc., Class A*	9,231	609,338
Bright Horizons Family Solutions, Inc.*	17,690	759,609
Capella Education Co.	7,045	383,177
Chegg, Inc.*	42,500	299,200
Grand Canyon Education, Inc.*	30,748	1,413,486
Hillenbrand, Inc.	35,200	1,148,224
Houghton Mifflin Harcourt Co.*	62,800	1,203,248
ITT Educational Services, Inc.*	15,800	263,702
K12, Inc.*	21,984	529,155
LifeLock, Inc.*	41,100	573,756
Matthews International Corp., Class A	18,739	778,980
Regis Corp.	32,152	452,700
Sotheby’s, Inc.	35,102	1,473,933
Steiner Leisure Ltd.*	13,032	564,155
Strayer Education, Inc.*	6,500	341,315
Universal Technical Institute, Inc.	12,200	148,108
Weight Watchers International, Inc.	16,000	322,720

		11,846,069

Hotels, Restaurants & Leisure (2.9%)
Biglari Holdings, Inc.*	891	376,866
BJ’s Restaurants, Inc.*	17,234	601,639
Bloomin’ Brands, Inc.*	44,500	998,135
Bob Evans Farms, Inc.	14,890	745,244
Boyd Gaming Corp.*	38,300	464,579

Buffalo Wild Wings, Inc.*	11,300	$1,872,523
Caesars Acquisition Co., Class A*	26,300	325,331
Caesars Entertainment Corp.*	23,370	422,530
Cheesecake Factory, Inc.	32,221	1,495,699
Churchill Downs, Inc.	9,293	837,392
Chuy’s Holdings, Inc.*	11,000	399,300
Cracker Barrel Old Country Store, Inc.	13,023	1,296,700
Del Frisco’s Restaurant Group, Inc.*	13,600	374,816
Denny’s Corp.*	76,200	496,824
Diamond Resorts International, Inc.*	20,400	474,708
DineEquity, Inc.	11,281	896,727
Fiesta Restaurant Group, Inc.*	15,400	714,714
Ignite Restaurant Group, Inc.*	4,700	68,432
International Speedway Corp., Class A	21,600	718,848
Interval Leisure Group, Inc.	25,200	552,888
Isle of Capri Casinos, Inc.*	10,200	87,312
Jack in the Box, Inc.	25,539	1,528,254
Krispy Kreme Doughnuts, Inc.*	44,500	711,110
La Quinta Holdings, Inc.*	25,500	488,070
Life Time Fitness, Inc.*	23,600	1,150,264
Marcus Corp.	12,300	224,475
Marriott Vacations Worldwide Corp.*	18,900	1,108,107
Multimedia Games Holding Co., Inc.*	19,500	577,980
Orient-Express Hotels Ltd.*	71,509	1,039,741
Papa John’s International, Inc.	19,342	819,907
Penn National Gaming, Inc.*	45,300	549,942
Pinnacle Entertainment, Inc.*	39,500	994,610
Popeyes Louisiana Kitchen, Inc.*	20,300	887,313
Red Robin Gourmet Burgers, Inc.*	12,100	861,520
Ruby Tuesday, Inc.*	14,500	110,055
Ruth’s Hospitality Group, Inc.	17,800	219,830
Scientific Games Corp., Class A*	31,300	348,056
Sonic Corp.*	35,938	793,511
Speedway Motorsports, Inc.	12,000	219,000
Texas Roadhouse, Inc.	39,618	1,030,068
Vail Resorts, Inc.	22,994	1,774,677

		29,657,697

Household Durables (1.0%)
Beazer Homes USA, Inc.*	16,000	335,680
Cavco Industries, Inc.*	4,000	341,200
Ethan Allen Interiors, Inc.	21,554	533,246
Helen of Troy Ltd.*	16,498	1,000,274
Hovnanian Enterprises, Inc., Class A*	70,185	361,453
iRobot Corp.*	15,900	651,105
KB Home	56,500	1,055,420
La-Z-Boy, Inc.	34,709	804,207
Libbey, Inc.*	10,600	282,384
M.D.C. Holdings, Inc.	27,500	832,975
M/I Homes, Inc.*	13,600	330,072
Meritage Homes Corp.*	24,439	1,031,570

See Notes to Financial Statements.

1088

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

NACCO Industries, Inc., Class A	2,200	$111,320
Ryland Group, Inc.	31,356	1,236,681
Standard Pacific Corp.*	100,400	863,440
Universal Electronics, Inc.*	9,800	479,024

		10,250,051

Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*	6,600	184,800
FTD Cos., Inc.*	14,454	459,493
HSN, Inc.	22,868	1,354,700
Lands’ End, Inc.*	9,500	319,010
Nutrisystem, Inc.	400	6,844
RetailMeNot, Inc.*	17,700	470,997
Shutterfly, Inc.*	25,497	1,097,901

		3,893,745

Leisure Products (0.5%)
Arctic Cat, Inc.	5,700	224,694
Brunswick Corp.	59,358	2,500,753
Callaway Golf Co.	52,763	438,988
Smith & Wesson Holding Corp.*	48,135	699,883
Sturm Ruger & Co., Inc.	14,400	849,744

		4,714,062

Media (1.3%)
AMC Entertainment Holdings, Inc., Class A	12,866	319,978
Carmike Cinemas, Inc.*	15,100	530,463
Central European Media Enterprises Ltd., Class A*	1,300	3,666
Crown Media Holdings, Inc., Class A*	84,711	307,501
Cumulus Media, Inc., Class A*	78,100	514,679
EW Scripps Co., Class A*	20,700	438,012
Gray Television, Inc.*	23,900	313,807
Harte-Hanks, Inc.	16,100	115,759
Loral Space & Communications, Inc.*	10,096	733,878
McClatchy Co., Class A*	22,500	124,875
MDC Partners, Inc., Class A	22,200	477,078
Media General, Inc.*	31,400	644,642
Meredith Corp.	26,700	1,291,212
National CineMedia, Inc.	38,023	665,783
New York Times Co., Class A	80,000	1,216,800
Nexstar Broadcasting Group, Inc., Class A	19,900	1,027,039
Rentrak Corp.*	6,400	335,680
Scholastic Corp.	22,160	755,434
Sinclair Broadcast Group, Inc., Class A	46,300	1,608,925
Time, Inc.*	63,600	1,540,392
World Wrestling Entertainment, Inc., Class A	17,800	212,354

		13,177,957

Multiline Retail (0.2%)
Burlington Stores, Inc.*	16,500	525,690
Fred’s, Inc., Class A	35,015	535,379
Tuesday Morning Corp.*	29,000	516,780

		1,577,849

Specialty Retail (3.3%)
Aeropostale, Inc.*	59,300	$206,957
American Eagle Outfitters, Inc.	112,100	1,257,762
America’s Car-Mart, Inc.*	3,600	142,380
ANN, Inc.*	34,204	1,407,153
Asbury Automotive Group, Inc.*	20,842	1,432,679
Barnes & Noble, Inc.*	21,300	485,427
bebe stores, Inc.	7,600	23,180
Brown Shoe Co., Inc.	27,663	791,438
Buckle, Inc.	17,889	793,556
Cato Corp., Class A	23,623	729,951
Children’s Place, Inc.	15,690	778,695
Conn’s, Inc.*	14,400	711,216
Container Store Group, Inc.*	8,800	244,464
Destination Maternity Corp.	5,500	125,235
Express, Inc.*	63,700	1,084,811
Finish Line, Inc., Class A	29,613	880,691
Five Below, Inc.*	31,305	1,249,383
Francesca’s Holdings Corp.*	24,800	365,552
Genesco, Inc.*	16,957	1,392,678
Group 1 Automotive, Inc.	14,737	1,242,476
Guess?, Inc.	35,400	955,800
Haverty Furniture Cos., Inc.	13,300	334,229
Hibbett Sports, Inc.*	19,355	1,048,460
Kirkland’s, Inc.*	1,400	25,970
Lithia Motors, Inc., Class A	16,100	1,514,527
Lumber Liquidators Holdings, Inc.*	16,776	1,274,137
Mattress Firm Holding Corp.*	7,600	362,900
Men’s Wearhouse, Inc.	29,451	1,643,366
Monro Muffler Brake, Inc.	21,604	1,149,117
Office Depot, Inc.*	287,955	1,638,464
Outerwall, Inc.*	12,286	729,174
Pep Boys-Manny, Moe & Jack*	39,777	455,844
Pier 1 Imports, Inc.	50,156	772,904
Rent-A-Center, Inc.	34,103	978,074
Restoration Hardware Holdings, Inc.*	20,300	1,888,915
Select Comfort Corp.*	43,800	904,908
Shoe Carnival, Inc.	6,100	125,965
Sonic Automotive, Inc., Class A	30,125	803,735
Stage Stores, Inc.	21,774	406,956
Stein Mart, Inc.	11,900	165,291
Systemax, Inc.*	10,771	154,779
Tilly’s, Inc., Class A*	9,600	77,184
Vitamin Shoppe, Inc.*	21,000	903,420
Zumiez, Inc.*	12,700	350,393

		34,010,196

Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.	9,634	796,250
Crocs, Inc.*	63,734	957,922
G-III Apparel Group Ltd.*	12,100	988,086
Iconix Brand Group, Inc.*	29,331	1,259,473
Movado Group, Inc.	12,300	512,541
Oxford Industries, Inc.	10,300	686,701
Quiksilver, Inc.*	12,900	46,182
Skechers U.S.A., Inc., Class A*	23,279	1,063,850
Steven Madden Ltd.*	41,140	1,411,102
Tumi Holdings, Inc.*	32,400	652,212

See Notes to Financial Statements.

1089

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Vera Bradley, Inc.*	13,827	$302,397
Wolverine World Wide, Inc.	64,280	1,675,137

		10,351,853

Total Consumer Discretionary		135,008,672

Consumer Staples (3.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,974	1,111,788
Coca-Cola Bottling Co. Consolidated	500	36,835
National Beverage Corp.*	9,700	183,524

		1,332,147

Food & Staples Retailing (0.9%)
Andersons, Inc.	16,409	846,376
Casey’s General Stores, Inc.	25,413	1,786,280
Fresh Market, Inc.*	24,700	826,709
PriceSmart, Inc.	13,052	1,136,046
SpartanNash Co.	23,270	488,903
SUPERVALU, Inc.*	151,100	1,242,042
Susser Holdings Corp.*	12,200	984,784
United Natural Foods, Inc.*	32,188	2,095,439
Weis Markets, Inc.	8,051	368,172

		9,774,751

Food Products (1.6%)
Annie’s, Inc.*	9,300	314,526
B&G Foods, Inc.	31,800	1,039,542
Boulder Brands, Inc.*	43,200	612,576
Calavo Growers, Inc.	1,200	40,596
Cal-Maine Foods, Inc.	11,692	868,950
Chiquita Brands International, Inc.*	24,700	267,995
Darling Ingredients, Inc.*	100,099	2,092,069
Dean Foods Co.	53,900	948,101
Diamond Foods, Inc.*	12,937	364,823
Farmer Bros Co.*	3,017	65,197
Fresh Del Monte Produce, Inc.	26,804	821,543
J&J Snack Foods Corp.	11,703	1,101,486
Lancaster Colony Corp.	13,737	1,307,213
Lifeway Foods, Inc.*	13,015	181,950
Post Holdings, Inc.*	23,200	1,181,112
Sanderson Farms, Inc.	13,793	1,340,680
Seaboard Corp.*	167	504,385
Seneca Foods Corp., Class A*	5,500	168,300
Snyder’s-Lance, Inc.	34,640	916,574
Tootsie Roll Industries, Inc.	13,647	401,768
TreeHouse Foods, Inc.*	24,033	1,924,322

		16,463,708

Household Products (0.2%)
Central Garden & Pet Co., Class A*	16,533	152,103
Harbinger Group, Inc.*	47,900	608,330
WD-40 Co.	12,027	904,671

		1,665,104

Personal Products (0.1%)
Elizabeth Arden, Inc.*	19,800	424,116
Inter Parfums, Inc.	10,700	316,185

Revlon, Inc., Class A*	7,400	$225,700
Synutra International, Inc.*	46,500	312,015

		1,278,016

Tobacco (0.2%)
Universal Corp.	16,753	927,279
Vector Group Ltd.	38,412	794,360

		1,721,639

Total Consumer Staples		32,235,365

Energy (6.2%)
Energy Equipment & Services (2.3%)
Basic Energy Services, Inc.*	18,300	534,726
Bristow Group, Inc.	23,080	1,860,710
C&J Energy Services, Inc.*	31,700	1,070,826
CARBO Ceramics, Inc.	13,400	2,065,208
CHC Group Ltd.*	3,000	25,320
Era Group, Inc.*	13,600	390,048
Exterran Holdings, Inc.	36,800	1,655,632
Forum Energy Technologies, Inc.*	34,400	1,253,192
Geospace Technologies Corp.*	9,000	495,720
Gulf Island Fabrication, Inc.	8,496	182,834
Gulfmark Offshore, Inc., Class A	19,255	869,941
Helix Energy Solutions Group, Inc.*	70,200	1,846,962
Hercules Offshore, Inc.*	97,424	391,644
Hornbeck Offshore Services, Inc.*	25,534	1,198,055
ION Geophysical Corp.*	105,500	445,210
Key Energy Services, Inc.*	107,572	983,208
Matrix Service Co.*	18,600	609,894
McDermott International, Inc.*	136,900	1,107,521
Natural Gas Services Group, Inc.*	9,077	300,086
Newpark Resources, Inc.*	70,202	874,717
North Atlantic Drilling Ltd.	43,684	463,924
Nuverra Environmental Solutions, Inc.*	2,500	50,275
Parker Drilling Co.*	102,029	665,229
PHI, Inc. (Non-Voting)*	9,000	401,130
Pioneer Energy Services Corp.*	43,400	761,236
RigNet, Inc.*	7,600	409,032
SEACOR Holdings, Inc.*	13,600	1,118,600
Tesco Corp.	20,200	431,068
TETRA Technologies, Inc.*	70,061	825,319
Vantage Drilling Co.*	17,700	33,984
Willbros Group, Inc.*	16,798	207,455

		23,528,706

Oil, Gas & Consumable Fuels (3.9%)
Abraxas Petroleum Corp.*	37,600	235,376
Alon USA Energy, Inc.	4,400	54,736
Alpha Natural Resources, Inc.*	149,600	555,016
Apco Oil and Gas International, Inc.*	5,155	74,387
Approach Resources, Inc.*	23,400	531,882
Arch Coal, Inc.	151,100	551,515
Bill Barrett Corp.*	36,802	985,558
Bonanza Creek Energy, Inc.*	23,300	1,332,527

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

BPZ Resources, Inc.*	25,055	$77,169
Callon Petroleum Co.*	6,800	79,220
Carrizo Oil & Gas, Inc.*	26,003	1,800,968
Clayton Williams Energy, Inc.*	3,400	467,058
Clean Energy Fuels Corp.*	47,059	551,531
Cloud Peak Energy, Inc.*	44,777	824,792
Comstock Resources, Inc.	35,000	1,009,400
Contango Oil & Gas Co.*	10,649	450,559
Delek U.S. Holdings, Inc.	34,200	965,466
Diamondback Energy, Inc.*	21,900	1,944,720
Emerald Oil, Inc.*	12,400	94,860
Energy XXI Bermuda Ltd.	56,882	1,344,122
EXCO Resources, Inc.	91,900	541,291
Forest Oil Corp.*	83,900	191,292
FX Energy, Inc.*	12,700	45,847
GasLog Ltd.	20,100	640,989
Gastar Exploration, Inc.*	12,400	108,004
Goodrich Petroleum Corp.*	17,600	485,760
Green Plains, Inc.	15,700	516,059
Halcon Resources Corp.*	140,150	1,021,693
Isramco, Inc.*	1,621	206,061
Jones Energy, Inc., Class A*	1,000	20,500
Jura Energy Corp.*	690	204
Knightsbridge Tankers Ltd.	5,700	80,883
Kodiak Oil & Gas Corp.*	161,600	2,351,280
Magnum Hunter Resources Corp.*	104,900	860,180
Matador Resources Co.*	42,300	1,238,544
Midstates Petroleum Co., Inc.*	4,800	34,704
Navios Maritime Acq Corp.	4,000	14,840
Nordic American Tankers Ltd.	37,501	357,384
Northern Oil and Gas, Inc.*	45,861	747,076
Panhandle Oil and Gas, Inc., Class A	7,800	437,034
Parsley Energy, Inc., Class A*	21,000	505,470
PDC Energy, Inc.*	21,161	1,336,317
Penn Virginia Corp.*	35,300	598,335
PetroQuest Energy, Inc.*	27,500	206,800
Quicksilver Resources, Inc.*	31,800	84,906
Resolute Energy Corp.*	30,500	263,520
REX American Resources Corp.*	1,400	102,634
Rex Energy Corp.*	24,000	425,040
Rosetta Resources, Inc.*	39,624	2,173,376
RSP Permian, Inc.*	14,056	455,977
Sanchez Energy Corp.*	24,400	917,196
Scorpio Tankers, Inc.	110,000	1,118,700
SemGroup Corp., Class A	25,600	2,018,560
Ship Finance International Ltd.	36,005	669,333
Solazyme, Inc.*	32,400	381,672
Stone Energy Corp.*	32,982	1,543,228
Swift Energy Co.*	34,769	451,302
Synergy Resources Corp.*	33,300	441,225
Teekay Tankers Ltd., Class A	11,557	49,580
Triangle Petroleum Corp.*	36,900	433,575
VAALCO Energy, Inc.*	34,800	251,604
W&T Offshore, Inc.	25,444	416,518
Warren Resources, Inc.*	22,900	141,980
Western Refining, Inc.	33,203	1,246,773
Westmoreland Coal Co.*	1,600	58,048

		40,122,156

Total Energy		63,650,862

Financials (22.6%)
Banks (7.1%)
1st Source Corp.	8,920	$273,130
Ameris Bancorp*	9,354	201,672
Ames National Corp.	5,150	119,171
Arrow Financial Corp.	4,471	115,978
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	732,285
Bancorp, Inc./Delaware*	8,600	102,426
BancorpSouth, Inc.	61,300	1,506,141
Bank of Marin Bancorp/California	1,600	72,944
Bank of the Ozarks, Inc.	44,676	1,494,412
Banner Corp.	12,000	475,560
BBCN Bancorp, Inc.	48,269	769,891
Boston Private Financial Holdings, Inc.	61,370	824,813
Bridge Bancorp, Inc.	3,781	90,706
Bridge Capital Holdings*	13,200	319,572
Bryn Mawr Bank Corp.	3,680	107,162
Camden National Corp.	2,900	112,404
Capital Bank Financial Corp., Class A*	16,800	396,648
Capital City Bank Group, Inc.	5,400	78,462
Cardinal Financial Corp.	20,800	383,968
Cascade Bancorp*	29,539	153,898
Cathay General Bancorp	52,247	1,335,433
Centerstate Banks, Inc.	4,693	52,562
Central Pacific Financial Corp.	4,800	95,280
Chemical Financial Corp.	17,541	492,551
Citizens & Northern Corp.	6,202	120,877
City Holding Co.	14,550	656,496
CNB Financial Corp./Pennsylvania	3,700	62,160
CoBiz Financial, Inc.	14,821	159,622
Columbia Banking System, Inc.	39,385	1,036,219
Community Bank System, Inc.	25,878	936,784
Community Trust Bancorp, Inc.	14,625	500,467
CommunityOne Bancorp*	4,572	44,348
CVB Financial Corp.	69,987	1,121,892
Eagle Bancorp, Inc.*	13,750	464,062
Enterprise Financial Services Corp.	4,895	88,404
F.N.B. Corp./Pennsylvania	94,051	1,205,734
Financial Institutions, Inc.	4,900	114,758
First Bancorp, Inc./Maine	4,119	71,918
First Bancorp/North Carolina	6,610	121,293
First BanCorp/Puerto Rico*	60,100	326,944
First Busey Corp.	45,006	261,485
First Citizens BancShares, Inc./North Carolina, Class A	4,400	1,078,000
First Commonwealth Financial Corp.	76,813	708,216
First Community Bancshares, Inc./Virginia	6,300	90,279
First Connecticut Bancorp, Inc./Connecticut	15,400	247,170
First Financial Bancorp	47,316	814,308
First Financial Bankshares, Inc.	41,224	1,293,197
First Financial Corp./Indiana	5,400	173,826

See Notes to Financial Statements.

1091

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

First Interstate BancSystem, Inc.	4,400	$119,592
First Merchants Corp.	20,400	431,256
First Midwest Bancorp, Inc./Illinois	43,668	743,666
First of Long Island Corp.	2,100	82,068
FirstMerit Corp.	94,514	1,866,651
Flushing Financial Corp.	24,842	510,503
German American Bancorp, Inc.	5,700	154,356
Glacier Bancorp, Inc.	47,014	1,334,257
Great Southern Bancorp, Inc.	4,930	158,006
Hancock Holding Co.	54,886	1,938,574
Hanmi Financial Corp.	23,900	503,812
Heartland Financial USA, Inc.	8,800	217,624
Heritage Financial Corp./Washington	6,362	102,365
Home BancShares, Inc./Arkansas	31,200	1,023,984
Hudson Valley Holding Corp.	9,700	175,085
Iberiabank Corp.	17,885	1,237,463
Independent Bank Corp./Michigan	19,586	751,711
International Bancshares Corp.	34,190	923,130
Investors Bancorp, Inc.	206,440	2,281,162
Lakeland Bancorp, Inc.	18,935	204,498
Lakeland Financial Corp.	12,400	473,184
MainSource Financial Group, Inc.	12,281	211,847
MB Financial, Inc.	41,451	1,121,250
Merchants Bancshares, Inc./Vermont	1,700	54,366
Metro Bancorp, Inc.*	8,023	185,492
National Bank Holdings Corp., Class A	35,400	705,876
National Penn Bancshares, Inc.	79,791	844,189
NBT Bancorp, Inc.	24,582	590,460
OFG Bancorp	39,100	719,831
Old National Bancorp/Indiana	75,539	1,078,697
OmniAmerican Bancorp, Inc.	2,000	50,000
Pacific Continental Corp.	9,230	126,728
Park National Corp.	10,148	783,426
Penns Woods Bancorp, Inc.	1,200	56,520
Peoples Bancorp, Inc./Ohio	6,420	169,809
Pinnacle Financial Partners, Inc.	25,800	1,018,584
PrivateBancorp, Inc.	44,370	1,289,392
Prosperity Bancshares, Inc.	40,184	2,515,518
Renasant Corp.	16,481	479,103
Republic Bancorp, Inc./Kentucky, Class A	3,900	92,508
S&T Bancorp, Inc.	20,325	505,076
Sandy Spring Bancorp, Inc.	19,851	494,488
Sierra Bancorp	6,166	97,423
Simmons First National Corp., Class A	10,800	425,412
South State Corp.	15,880	968,680
Southside Bancshares, Inc.	13,123	380,042
Southwest Bancorp, Inc./Oklahoma	9,157	156,218
State Bank Financial Corp.	23,200	392,312
Sterling Bancorp/Delaware	56,593	679,116
Stock Yards Bancorp, Inc.	6,100	182,390

Suffolk Bancorp*	4,262	$95,085
Sun Bancorp, Inc./New Jersey*	72,300	289,923
Susquehanna Bancshares, Inc.	127,137	1,342,567
Texas Capital Bancshares, Inc.*	26,123	1,409,336
Tompkins Financial Corp.	9,900	476,982
TowneBank/Virginia	16,300	256,073
Trico Bancshares	3,516	81,360
Trustmark Corp.	42,980	1,061,176
UMB Financial Corp.	21,518	1,364,026
Umpqua Holdings Corp.	106,022	1,899,914
Union Bankshares Corp.	29,755	763,216
United Bankshares, Inc./West Virginia	43,305	1,400,051
United Community Banks, Inc./Georgia	23,900	391,243
Univest Corp. of Pennsylvania	3,634	75,224
Valley National Bancorp	115,600	1,145,596
ViewPoint Financial Group, Inc.	25,560	687,820
Washington Trust Bancorp, Inc.	9,900	364,023
Webster Financial Corp.	56,165	1,771,444
WesBanco, Inc.	18,898	586,594
Westamerica Bancorp	17,874	934,453
Western Alliance Bancorp*	51,260	1,219,988
Wilshire Bancorp, Inc.	45,700	469,339
Wintrust Financial Corp.	24,912	1,145,952

		72,844,613

Capital Markets (1.5%)
Arlington Asset Investment Corp., Class A	11,400	311,562
BGC Partners, Inc., Class A	100,400	746,976
Cohen & Steers, Inc.	14,609	633,738
Diamond Hill Investment Group, Inc.	713	91,064
Evercore Partners, Inc., Class A	20,411	1,176,490
Financial Engines, Inc.	32,600	1,476,128
FXCM, Inc., Class A	20,100	300,696
GAMCO Investors, Inc., Class A	3,900	323,895
GFI Group, Inc.	24,200	80,344
Greenhill & Co., Inc.	20,700	1,019,475
HFF, Inc., Class A	21,300	792,147
ICG Group, Inc.*	26,300	549,144
INTL FCStone, Inc.*	3,000	59,760
Investment Technology Group, Inc.*	26,900	454,072
Janus Capital Group, Inc.	101,100	1,261,728
KCG Holdings, Inc., Class A*	30,446	361,698
Ladenburg Thalmann Financial Services, Inc.*	118,400	372,960
Oppenheimer Holdings, Inc., Class A	3,400	81,566
Piper Jaffray Cos.*	11,300	585,001
Pzena Investment Management, Inc., Class A	29,011	323,763
Safeguard Scientifics, Inc.*	6,100	126,819
Stifel Financial Corp.*	40,686	1,926,482
Virtus Investment Partners, Inc.*	4,278	905,867
Walter Investment Management Corp.*	25,102	747,538

See Notes to Financial Statements.

1092

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Westwood Holdings Group, Inc.	1,497	$89,880
WisdomTree Investments, Inc.*	68,000	840,480

		15,639,273

Consumer Finance (0.7%)
Cash America International, Inc.	17,938	796,985
Credit Acceptance Corp.*	5,700	701,670
Encore Capital Group, Inc.*	15,600	708,552
Ezcorp, Inc., Class A*	37,296	430,769
First Cash Financial Services, Inc.*	20,968	1,207,547
Green Dot Corp., Class A*	17,100	324,558
Nelnet, Inc., Class A	16,369	678,168
Portfolio Recovery Associates, Inc.*	28,848	1,717,321
Springleaf Holdings, Inc.*	21,400	555,330
World Acceptance Corp.*	7,381	560,661

		7,681,561

Diversified Financial Services (0.3%)
MarketAxess Holdings, Inc.	26,012	1,406,209
NewStar Financial, Inc.*	16,200	227,772
PHH Corp.*	44,915	1,032,147
PICO Holdings, Inc.*	17,175	408,078

		3,074,206

Insurance (2.6%)
Ambac Financial Group, Inc.*	30,500	832,955
American Equity Investment Life Holding Co.	49,493	1,217,528
AMERISAFE, Inc.	14,200	577,514
AmTrust Financial Services, Inc.	21,417	895,445
Argo Group International Holdings Ltd.	15,132	773,397
Baldwin & Lyons, Inc., Class B	3,623	93,981
Citizens, Inc./Texas*	15,749	116,543
CNO Financial Group, Inc.	134,101	2,386,998
Donegal Group, Inc., Class A	6,344	97,063
eHealth, Inc.*	14,900	565,753
Employers Holdings, Inc.	19,701	417,267
Enstar Group Ltd.*	6,488	977,936
FBL Financial Group, Inc., Class A	2,300	105,800
First American Financial Corp.	70,600	1,961,974
Global Indemnity plc*	10,200	265,098
Greenlight Capital Reinsurance Ltd., Class A*	23,193	763,977
Hilltop Holdings, Inc.*	42,000	892,920
Horace Mann Educators Corp.	23,037	720,367
Infinity Property & Casualty Corp.	7,352	494,275
Kansas City Life Insurance Co.	2,406	109,425
Kemper Corp.	26,800	987,848
Maiden Holdings Ltd.	43,061	520,607
Meadowbrook Insurance Group, Inc.	10,777	77,487
Montpelier Reinsurance Holdings Ltd.	22,593	721,846
National General Holdings Corp.	20,500	356,700
National Interstate Corp.	7,400	207,348

National Western Life Insurance Co., Class A	1,600	$399,056
Navigators Group, Inc.*	8,503	570,126
OneBeacon Insurance Group Ltd., Class A	6,700	104,118
Platinum Underwriters Holdings Ltd.	18,627	1,207,961
Primerica, Inc.	31,500	1,507,275
RLI Corp.	30,296	1,386,951
Safety Insurance Group, Inc.	10,875	558,757
Selective Insurance Group, Inc.	31,532	779,471
State Auto Financial Corp.	7,734	181,208
Stewart Information Services Corp.	12,627	391,563
Symetra Financial Corp.	49,600	1,127,904
Third Point Reinsurance Ltd.*	32,700	499,002
United Fire Group, Inc.	20,164	591,208

		26,442,652

Real Estate Investment Trusts (REITs) (8.2%)
Acadia Realty Trust (REIT)	32,673	917,785
AG Mortgage Investment Trust, Inc. (REIT)	16,900	319,917
Alexander’s, Inc. (REIT)	1,775	655,809
Altisource Residential Corp. (REIT)	34,800	905,844
American Assets Trust, Inc. (REIT)	24,218	836,732
American Capital Mortgage Investment Corp. (REIT)	41,874	838,317
American Realty Capital Healthcare Trust, Inc. (REIT)	97,600	1,062,864
American Residential Properties, Inc. (REIT)*	18,500	346,875
Anworth Mortgage Asset Corp. (REIT)	93,511	482,517
Apollo Commercial Real Estate Finance, Inc. (REIT)	25,000	412,250
Apollo Residential Mortgage, Inc. (REIT)	19,700	329,384
ARMOUR Residential REIT, Inc. (REIT)	265,614	1,150,109
Ashford Hospitality Trust, Inc. (REIT)	43,700	504,298
Associated Estates Realty Corp. (REIT)	30,124	542,834
Aviv REIT, Inc. (REIT)	11,300	318,321
Campus Crest Communities, Inc. (REIT)	44,700	387,102
Capstead Mortgage Corp. (REIT)	63,337	832,882
CareTrust REIT, Inc. (REIT)*	7,100	140,580
Chambers Street Properties (REIT)	168,600	1,355,544
Chatham Lodging Trust (REIT)	14,400	315,360
Chesapeake Lodging Trust (REIT)	27,900	843,417
Colony Financial, Inc. (REIT)	55,746	1,294,422
CoreSite Realty Corp. (REIT)	14,400	476,208
Cousins Properties, Inc. (REIT)	113,906	1,418,130
CubeSmart (REIT)	87,968	1,611,574
CYS Investments, Inc. (REIT)	119,475	1,077,664

See Notes to Financial Statements.

1093

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

DCT Industrial Trust, Inc. (REIT)	189,400	$1,554,974
DiamondRock Hospitality Co. (REIT)	123,698	1,585,808
DuPont Fabros Technology, Inc. (REIT)	43,200	1,164,672
EastGroup Properties, Inc. (REIT)	21,827	1,401,948
Education Realty Trust, Inc. (REIT)	79,494	853,766
Empire State Realty Trust, Inc. (REIT), Class A	51,100	843,150
EPR Properties (REIT)	30,114	1,682,469
Equity One, Inc. (REIT)	39,386	929,116
Excel Trust, Inc. (REIT)	22,400	298,592
FelCor Lodging Trust, Inc. (REIT)	74,272	780,599
First Industrial Realty Trust, Inc. (REIT)	69,230	1,304,293
First Potomac Realty Trust (REIT)	31,244	409,921
Franklin Street Properties Corp. (REIT)	55,099	693,145
Geo Group, Inc. (REIT)	46,842	1,673,665
Getty Realty Corp. (REIT)	13,420	256,054
Glimcher Realty Trust (REIT)	98,632	1,068,185
Government Properties Income Trust (REIT)	37,066	941,106
Gramercy Property Trust, Inc. (REIT)	67,800	410,190
Hatteras Financial Corp. (REIT)	55,600	1,101,436
Healthcare Realty Trust, Inc. (REIT)	63,558	1,615,644
Hersha Hospitality Trust (REIT)	122,477	821,821
Highwoods Properties, Inc. (REIT)	51,795	2,172,800
Hudson Pacific Properties, Inc. (REIT)	31,700	803,278
Inland Real Estate Corp. (REIT)	57,908	615,562
Invesco Mortgage Capital, Inc. (REIT)	74,794	1,298,424
Investors Real Estate Trust (REIT)	60,196	554,405
iStar Financial, Inc. (REIT)*	51,000	763,980
Kite Realty Group Trust (REIT)	81,029	497,518
LaSalle Hotel Properties (REIT)	63,240	2,231,740
Lexington Realty Trust (REIT)	106,086	1,168,007
LTC Properties, Inc. (REIT)	21,469	838,150
Mack-Cali Realty Corp. (REIT)	51,100	1,097,628
Medical Properties Trust, Inc. (REIT)	103,912	1,375,795
Monmouth Real Estate Investment Corp. (REIT), Class A	32,251	323,800
National Health Investors, Inc. (REIT)	17,028	1,065,272
New Residential Investment Corp. (REIT)	171,400	1,079,820

New York Mortgage Trust, Inc. (REIT)	46,600	$363,946
New York REIT, Inc. (REIT)	101,500	1,122,590
One Liberty Properties, Inc. (REIT)	9,200	196,328
Parkway Properties, Inc./Maryland (REIT)	45,017	929,601
Pebblebrook Hotel Trust (REIT)	42,843	1,583,477
Pennsylvania Real Estate Investment Trust (REIT)	44,352	834,705
PennyMac Mortgage Investment Trust (REIT)	42,545	933,437
Potlatch Corp. (REIT)	29,144	1,206,562
PS Business Parks, Inc. (REIT)	11,580	966,814
RAIT Financial Trust (REIT)	41,800	345,686
Ramco-Gershenson Properties Trust (REIT)	41,400	688,068
Redwood Trust, Inc. (REIT)	49,391	961,643
Resource Capital Corp. (REIT)	74,994	422,216
Retail Opportunity Investments Corp. (REIT)	45,000	707,850
RLJ Lodging Trust (REIT)	74,300	2,146,527
Rouse Properties, Inc. (REIT)	21,400	366,154
Ryman Hospitality Properties, Inc. (REIT)	29,834	1,436,507
Sabra Health Care REIT, Inc. (REIT)	26,683	766,069
Saul Centers, Inc. (REIT)	2,100	102,060
Select Income REIT (REIT)	21,200	628,368
Silver Bay Realty Trust Corp. (REIT)	22,200	362,304
Sovran Self Storage, Inc. (REIT)	20,062	1,549,789
STAG Industrial, Inc. (REIT)	25,300	607,453
Strategic Hotels & Resorts, Inc. (REIT)*	142,510	1,668,792
Summit Hotel Properties, Inc. (REIT)	38,900	412,340
Sun Communities, Inc. (REIT)	24,928	1,242,411
Sunstone Hotel Investors, Inc. (REIT)	112,521	1,679,938
Terreno Realty Corp. (REIT)	14,100	272,553
Universal Health Realty Income Trust (REIT)	10,250	445,670
Urstadt Biddle Properties, Inc. (REIT), Class A	10,489	219,010
Washington Real Estate Investment Trust (REIT)	48,017	1,247,482
Western Asset Mortgage Capital Corp. (REIT)	24,000	340,080
Winthrop Realty Trust (REIT)	21,000	322,350

		83,732,252

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	29,200	1,210,340
Altisource Asset Management Corp.*	800	578,448
Altisource Portfolio Solutions S.A.*	8,400	962,472
AV Homes, Inc.*	2,300	37,605

See Notes to Financial Statements.

1094

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Consolidated-Tomoka Land Co.	2,500	$114,750
Forestar Group, Inc.*	31,321	597,918
Kennedy-Wilson Holdings, Inc.	40,000	1,072,800
St. Joe Co.*	36,400	925,652
Tejon Ranch Co.*	4,902	157,795

		5,657,780

Thrifts & Mortgage Finance (1.7%)
Astoria Financial Corp.	48,053	646,313
BankFinancial Corp.	16,621	185,490
Beneficial Mutual Bancorp, Inc.*	10,954	148,536
Berkshire Hills Bancorp, Inc.	22,894	531,599
BofI Holding, Inc.*	7,700	565,719
Brookline Bancorp, Inc.	60,777	569,480
Capitol Federal Financial, Inc.	100,900	1,226,944
Clifton Bancorp, Inc.	10,904	138,154
Dime Community Bancshares, Inc.	17,001	268,446
ESB Financial Corp.	7,466	96,610
Essent Group Ltd.*	24,000	482,160
EverBank Financial Corp.	54,500	1,098,720
Federal Agricultural Mortgage Corp., Class C	5,200	161,616
Franklin Financial Corp./Virginia*	12,200	264,740
Home Loan Servicing Solutions Ltd.	47,100	1,070,583
Kearny Financial Corp.*	19,016	287,902
MGIC Investment Corp.*	221,087	2,042,844
NMI Holdings, Inc., Class A*	29,100	305,550
Northfield Bancorp, Inc.	39,383	516,311
Northwest Bancshares, Inc.	68,410	928,324
OceanFirst Financial Corp.	5,800	96,048
Oritani Financial Corp.	28,850	444,001
Provident Financial Services, Inc.	38,216	661,901
Radian Group, Inc.	120,000	1,777,200
Territorial Bancorp, Inc.	5,895	123,088
TrustCo Bank Corp.	70,354	469,965
United Financial Bancorp, Inc.	20,860	282,653
Walker & Dunlop, Inc.*	3,345	47,198
Washington Federal, Inc.	58,400	1,309,912
WSFS Financial Corp.	5,800	427,286

		17,175,293

Total Financials		232,247,630

Health Care (13.0%)
Biotechnology (4.6%)
ACADIA Pharmaceuticals, Inc.*	47,500	1,073,025
Acceleron Pharma, Inc.*	9,500	322,715
Achillion Pharmaceuticals, Inc.*	59,900	453,443
Acorda Therapeutics, Inc.*	25,135	847,301
Actinium Pharmaceuticals, Inc.*	1,100	7,942
Adamas Pharmaceuticals, Inc.*	400	7,312
Aegerion Pharmaceuticals, Inc.*	19,500	625,755
Agenus, Inc.*	4,600	14,812
Agios Pharmaceuticals, Inc.*	7,800	357,396
Akebia Therapeutics, Inc.*	1,200	33,348
Alder Biopharmaceuticals, Inc.*	2,100	42,147

AMAG Pharmaceuticals, Inc.*	16,400	$339,808
Anacor Pharmaceuticals, Inc.*	15,700	278,361
Applied Genetic Technologies Corp.*	800	18,480
Arena Pharmaceuticals, Inc.*	140,334	822,357
ARIAD Pharmaceuticals, Inc.*	95,000	605,150
Array BioPharma, Inc.*	68,919	314,271
Arrowhead Research Corp.*	29,900	427,869
Auspex Pharmaceuticals, Inc.*	1,000	22,270
BioCryst Pharmaceuticals, Inc.*	40,400	515,100
BioSpecifics Technologies Corp.*	400	10,784
BioTime, Inc.*	2,700	8,235
Bluebird Bio, Inc.*	11,000	424,270
Cara Therapeutics, Inc.*	600	10,212
Celldex Therapeutics, Inc.*	56,278	918,457
Cellular Dynamics International, Inc.*	400	5,828
Cepheid, Inc.*	41,649	1,996,653
Chelsea Therapeutics International Ltd.*†(b)	48,600	3,888
ChemoCentryx, Inc.*	1,300	7,605
Chimerix, Inc.*	15,500	340,070
Clovis Oncology, Inc.*	14,200	588,022
CTI BioPharma Corp.*	80,500	226,205
Cytokinetics, Inc.*	6,200	29,636
Cytori Therapeutics, Inc.*	3,500	8,365
CytRx Corp.*	19,000	79,420
Dendreon Corp.*	109,600	252,080
Dicerna Pharmaceuticals, Inc.*	1,300	29,341
Durata Therapeutics, Inc.*	5,000	85,150
Dyax Corp.*	75,068	720,653
Dynavax Technologies Corp.*	157,500	252,000
Eleven Biotherapeutics, Inc.*	300	3,954
Emergent Biosolutions, Inc.*	13,500	303,210
Enanta Pharmaceuticals, Inc.*	1,900	81,833
Epizyme, Inc.*	2,000	62,240
Esperion Therapeutics, Inc.*	300	4,752
Exact Sciences Corp.*	47,700	812,331
Exelixis, Inc.*	128,986	437,262
Five Prime Therapeutics, Inc.*	1,200	18,660
Flexion Therapeutics, Inc.*	500	6,740
Foundation Medicine, Inc.*	3,900	105,144
Galectin Therapeutics, Inc.*	2,000	27,620
Galena Biopharma, Inc.*	63,400	194,004
Genocea Biosciences, Inc.*	300	5,625
Genomic Health, Inc.*	11,412	312,689
Geron Corp.*	75,011	240,785
Halozyme Therapeutics, Inc.*	55,035	543,746
Heron Therapeutics, Inc.*	1,000	12,320
Hyperion Therapeutics, Inc.*	1,200	31,320
Idenix Pharmaceuticals, Inc.*	67,700	1,631,570
Idera Pharmaceuticals, Inc.*	17,100	49,590
ImmunoGen, Inc.*	55,068	652,556
Immunomedics, Inc.*	52,700	192,355
Infinity Pharmaceuticals, Inc.*	32,400	412,776
Inovio Pharmaceuticals, Inc.*	34,700	375,107
Insmed, Inc.*	22,700	453,546
Insys Therapeutics, Inc.*	4,600	143,658
InterMune, Inc.*	56,534	2,495,976
Intrexon Corp.*	20,500	515,165

See Notes to Financial Statements.

1095

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Ironwood Pharmaceuticals, Inc.*	64,800	$993,384
Isis Pharmaceuticals, Inc.*	69,698	2,401,096
Karyopharm Therapeutics, Inc.*	7,100	330,505
Keryx Biopharmaceuticals, Inc.*	56,500	868,970
Kindred Biosciences, Inc.*	800	14,912
KYTHERA Biopharmaceuticals, Inc.*	14,700	564,039
Lexicon Pharmaceuticals, Inc.*	121,679	195,903
Ligand Pharmaceuticals, Inc.*	12,326	767,787
MacroGenics, Inc.*	4,100	89,093
MannKind Corp.*	149,500	1,643,005
Merrimack Pharmaceuticals, Inc.*	59,900	436,671
MiMedx Group, Inc.*	57,000	404,130
Mirati Therapeutics, Inc.*	400	8,000
Momenta Pharmaceuticals, Inc.*	31,728	383,274
NanoViricides, Inc.*	2,800	11,844
Navidea Biopharmaceuticals, Inc.*	30,300	44,844
NeoStem, Inc.*	2,700	17,604
Neuralstem, Inc.*	9,900	41,778
Neurocrine Biosciences, Inc.*	47,900	710,836
NewLink Genetics Corp.*	11,300	300,015
Northwest Biotherapeutics, Inc.*	17,300	116,083
Novavax, Inc.*	118,159	545,895
NPS Pharmaceuticals, Inc.*	63,922	2,112,622
Ohr Pharmaceutical, Inc.*	1,900	18,069
OncoMed Pharmaceuticals, Inc.*	1,700	39,610
Oncothyreon, Inc.*	3,200	10,368
Ophthotech Corp.*	8,000	338,480
OPKO Health, Inc.*	124,000	1,096,160
Orexigen Therapeutics, Inc.*	51,303	317,053
Organovo Holdings, Inc.*	9,900	82,665
Osiris Therapeutics, Inc.*	1,500	23,430
OvaScience, Inc.*	700	6,419
PDL BioPharma, Inc.	104,627	1,012,789
Peregrine Pharmaceuticals, Inc.*	11,400	21,432
Portola Pharmaceuticals, Inc.*	21,300	621,534
Progenics Pharmaceuticals, Inc.*	54,200	233,602
Prothena Corp. plc*	8,800	198,440
PTC Therapeutics, Inc.*	12,800	334,592
Puma Biotechnology, Inc.*	15,000	990,000
Raptor Pharmaceutical Corp.*	37,800	436,590
Receptos, Inc.*	8,900	379,140
Regado Biosciences, Inc.*	1,700	11,543
Regulus Therapeutics, Inc.*	700	5,628
Repligen Corp.*	19,500	444,405
Retrophin, Inc.*	6,200	72,788
Rigel Pharmaceuticals, Inc.*	48,840	177,289
Sangamo BioSciences, Inc.*	34,000	519,180
Sarepta Therapeutics, Inc.*	21,600	643,464
Spectrum Pharmaceuticals, Inc.*	43,065	350,118
Stemline Therapeutics, Inc.*	1,300	19,071
Sunesis Pharmaceuticals, Inc.*	4,100	26,732
Synageva BioPharma Corp.*	11,600	1,215,680
Synergy Pharmaceuticals, Inc.*	50,000	203,500
Synta Pharmaceuticals Corp.*	11,500	47,035
TESARO, Inc.*	9,100	283,101
TG Therapeutics, Inc.*	5,600	52,584

Threshold Pharmaceuticals, Inc.*	24,400	$96,624
Ultragenyx Pharmaceutical, Inc.*	1,300	58,357
Vanda Pharmaceuticals, Inc.*	20,600	333,308
Verastem, Inc.*	1,900	17,214
Versartis, Inc.*	900	25,236
Vital Therapies, Inc.*	1,100	29,964
Xencor, Inc.*	700	8,134
XOMA Corp.*	47,900	219,861
ZIOPHARM Oncology, Inc.*	69,600	280,488

		47,556,237

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	16,862	747,155
ABIOMED, Inc.*	28,350	712,719
Accuray, Inc.*	34,747	305,774
Analogic Corp.	8,616	674,116
AngioDynamics, Inc.*	16,200	264,546
Anika Therapeutics, Inc.*	7,500	347,475
Antares Pharma, Inc.*	104,000	277,680
AtriCure, Inc.*	13,000	238,940
Atrion Corp.	1,000	326,000
Cantel Medical Corp.	23,175	848,668
Cardiovascular Systems, Inc.*	14,200	442,472
Cerus Corp.*	45,500	188,825
CONMED Corp.	17,787	785,296
CryoLife, Inc.	33,968	304,014
Cyberonics, Inc.*	19,634	1,226,340
Cynosure, Inc., Class A*	12,814	272,297
Derma Sciences, Inc.*	1,000	11,560
DexCom, Inc.*	47,108	1,868,303
Endologix, Inc.*	36,100	549,081
Exactech, Inc.*	400	10,092
GenMark Diagnostics, Inc.*	22,900	309,837
Globus Medical, Inc., Class A*	37,000	885,040
Greatbatch, Inc.*	14,818	726,971
Haemonetics Corp.*	32,708	1,153,938
HeartWare International, Inc.*	10,200	902,700
ICU Medical, Inc.*	9,545	580,431
Inogen, Inc.*	500	11,280
Insulet Corp.*	36,278	1,439,148
Integra LifeSciences Holdings Corp.*	15,144	712,677
Invacare Corp.	28,116	516,491
K2M Group Holdings, Inc.*	1,600	23,808
LDR Holding Corp.*	1,500	37,515
Masimo Corp.*	31,838	751,377
Meridian Bioscience, Inc.	25,677	529,973
Merit Medical Systems, Inc.*	28,107	424,416
Natus Medical, Inc.*	19,400	487,716
Neogen Corp.*	23,967	969,944
NuVasive, Inc.*	27,409	974,938
NxStage Medical, Inc.*	52,800	758,736
OraSure Technologies, Inc.*	42,586	366,665
Orthofix International N.V.*	12,400	449,500
Oxford Immunotec Global plc*	600	10,098
PhotoMedex, Inc.*	600	7,350
Quidel Corp.*	19,500	431,145
Rockwell Medical, Inc.*	17,400	208,626
RTI Surgical, Inc.*	32,149	139,848

See Notes to Financial Statements.

1096

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Spectranetics Corp.*	24,400	$558,272
STAAR Surgical Co.*	20,900	351,120
STERIS Corp.	34,070	1,822,064
SurModics, Inc.*	13,221	283,194
Symmetry Medical, Inc.*	31,916	282,776
Tandem Diabetes Care, Inc.*	1,200	19,512
Thoratec Corp.*	38,800	1,352,568
Tornier N.V.*	17,600	411,488
TransEnterix, Inc.*	2,200	11,088
TriVascular Technologies, Inc.*	500	7,785
Unilife Corp.*	65,900	195,064
Utah Medical Products, Inc.	100	5,144
Vascular Solutions, Inc.*	10,268	227,847
Veracyte, Inc.*	500	8,560
Volcano Corp.*	42,624	750,609
West Pharmaceutical Services, Inc.	42,928	1,810,703
Wright Medical Group, Inc.*	34,759	1,091,433
Zeltiq Aesthetics, Inc.*	14,600	221,774

		33,622,522

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	24,000	1,092,000
Addus HomeCare Corp.*	500	11,240
Air Methods Corp.*	27,000	1,394,550
Alliance HealthCare Services, Inc.*	300	8,100
Almost Family, Inc.*	3,800	83,904
Amedisys, Inc.*	15,634	261,713
AMN Healthcare Services, Inc.*	31,600	388,680
Amsurg Corp.*	19,862	905,111
Bio-Reference Labs, Inc.*	21,430	647,615
BioScrip, Inc.*	38,300	319,422
BioTelemetry, Inc.*	2,800	20,076
Capital Senior Living Corp.*	23,100	550,704
Chemed Corp.	10,890	1,020,611
Chindex International, Inc.*	12,896	305,506
CorVel Corp.*	8,200	370,476
Cross Country Healthcare, Inc.*	19,895	129,715
Emeritus Corp.*	27,306	864,235
Ensign Group, Inc.	10,800	335,664
ExamWorks Group, Inc.*	19,900	631,427
Five Star Quality Care, Inc.*	1,500	7,515
Gentiva Health Services, Inc.*	17,641	265,673
Hanger, Inc.*	21,509	676,458
HealthSouth Corp.	50,806	1,822,411
Healthways, Inc.*	18,947	332,330
IPC The Hospitalist Co., Inc.*	10,384	459,181
Kindred Healthcare, Inc.	33,469	773,134
Landauer, Inc.	6,300	264,600
LHC Group, Inc.*	7,643	163,331
Magellan Health, Inc.*	18,315	1,139,926
Molina Healthcare, Inc.*	20,610	919,824
MWI Veterinary Supply, Inc.*	7,892	1,120,585
National Healthcare Corp.	7,200	405,288
National Research Corp., Class A*	6,125	85,689
Owens & Minor, Inc.#	40,500	1,376,190
PharMerica Corp.*	19,000	543,210
Providence Service Corp.*	5,523	202,087
RadNet, Inc.*	7,400	49,062

Select Medical Holdings Corp.	45,403	$708,287
Skilled Healthcare Group, Inc., Class A*	17,600	110,704
Surgical Care Affiliates, Inc.*	7,000	203,560
Team Health Holdings, Inc.*	46,500	2,322,210
Triple-S Management Corp., Class B*	13,836	248,080
U.S. Physical Therapy, Inc.	8,807	301,111
Universal American Corp.	13,450	112,039
WellCare Health Plans, Inc.*	27,784	2,074,353

		26,027,587

Health Care Technology (0.6%)
Castlight Health, Inc., Class B*	6,200	94,240
Computer Programs & Systems, Inc.	7,602	483,487
HealthStream, Inc.*	13,000	315,900
HMS Holdings Corp.*	61,029	1,245,602
MedAssets, Inc.*	36,682	837,817
Medidata Solutions, Inc.*	36,000	1,541,160
Merge Healthcare, Inc.*	19,900	45,173
Omnicell, Inc.*	28,055	805,459
Quality Systems, Inc.	30,276	485,930
Vocera Communications, Inc.*	14,700	194,040

		6,048,808

Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc.*	13,100	340,600
Affymetrix, Inc.*	46,100	410,751
Albany Molecular Research, Inc.*	4,400	88,528
Cambrex Corp.*	19,500	403,650
Enzo Biochem, Inc.*	3,100	16,275
Fluidigm Corp.*	14,900	438,060
Furiex Pharmaceuticals, Inc.*	4,100	435,338
Luminex Corp.*	27,419	470,236
NanoString Technologies, Inc.*	1,200	17,940
Pacific Biosciences of California, Inc.*	13,500	83,430
PAREXEL International Corp.*	37,337	1,972,887
Sequenom, Inc.*	18,200	70,434

		4,748,129

Pharmaceuticals (1.5%)
AcelRx Pharmaceuticals, Inc.*	6,700	68,675
Achaogen, Inc.*	900	12,564
Aerie Pharmaceuticals, Inc.*	1,700	42,109
Akorn, Inc.*	43,400	1,443,050
Alimera Sciences, Inc.*	1,600	9,568
Ampio Pharmaceuticals, Inc.*	5,200	43,420
ANI Pharmaceuticals, Inc.*	1,400	48,216
Aratana Therapeutics, Inc.*	1,700	26,537
Auxilium Pharmaceuticals, Inc.*	38,257	767,435
AVANIR Pharmaceuticals, Inc., Class A*	98,300	554,412
BioDelivery Sciences International, Inc.*	12,700	153,289
Bio-Path Holdings, Inc.*	4,800	14,640
Cempra, Inc.*	1,300	13,949
Corcept Therapeutics, Inc.*	38,800	108,640
Depomed, Inc.*	34,300	476,770

See Notes to Financial Statements.

1097

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Egalet Corp.*	300	$3,936
Endocyte, Inc.*	13,200	86,988
Horizon Pharma, Inc.*	32,000	506,240
Impax Laboratories, Inc.*	43,766	1,312,542
Intra-Cellular Therapies, Inc.*	800	13,488
Lannett Co., Inc.*	14,800	734,376
Medicines Co.*	41,787	1,214,330
Nektar Therapeutics*	80,386	1,030,549
Omeros Corp.*	18,500	321,900
Omthera Pharmaceuticals, Inc.(b)*†	5,500	3,300
Pacira Pharmaceuticals, Inc.*	20,600	1,892,316
Pain Therapeutics, Inc.*	2,000	11,500
Pernix Therapeutics Holdings, Inc.*	6,800	61,064
Phibro Animal Health Corp., Class A*	1,700	37,315
Pozen, Inc.*	10,486	87,348
Prestige Brands Holdings, Inc.*	36,000	1,220,040
Relypsa, Inc.*	2,700	65,664
Repros Therapeutics, Inc.*	14,200	245,660
Revance Therapeutics, Inc.*	1,900	64,600
Sagent Pharmaceuticals, Inc.*	12,000	310,320
SciClone Pharmaceuticals, Inc.*	24,900	130,974
Sucampo Pharmaceuticals, Inc., Class A*	1,100	7,590
Supernus Pharmaceuticals, Inc.*	4,200	45,990
Tetraphase Pharmaceuticals, Inc.*	1,400	18,886
TherapeuticsMD, Inc.*	53,500	236,470
Theravance Biopharma, Inc.*	13,600	433,568
Theravance, Inc.*	47,500	1,414,550
VIVUS, Inc.*	73,827	392,760
XenoPort, Inc.*	3,900	18,837
Zogenix, Inc.*	86,800	174,468

		15,880,843

Total Health Care		133,884,126

Industrials (13.7%)
Aerospace & Defense (1.7%)
AAR Corp.	22,412	617,675
Aerovironment, Inc.*	11,821	375,908
American Science & Engineering, Inc.	7,277	506,406
Astronics Corp.*	9,600	541,920
Astronics Corp., Class B*	1,260	71,505
Cubic Corp.	12,186	542,399
Curtiss-Wright Corp.	28,817	1,889,243
DigitalGlobe, Inc.*	50,465	1,402,927
Engility Holdings, Inc.*	11,600	443,816
Esterline Technologies Corp.*	19,387	2,231,831
GenCorp, Inc.*	41,500	792,650
HEICO Corp.	42,472	2,205,996
Moog, Inc., Class A*	27,153	1,979,182
Orbital Sciences Corp.*	38,387	1,134,336
Taser International, Inc.*	33,600	446,880
Teledyne Technologies, Inc.*	23,854	2,317,893

		17,500,567

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	14,100	$118,017
Atlas Air Worldwide Holdings, Inc.*	20,727	763,790
Forward Air Corp.	19,340	925,419
Hub Group, Inc., Class A*	26,833	1,352,383
Park-Ohio Holdings Corp.	4,300	249,873
UTi Worldwide, Inc.*	61,500	635,910
XPO Logistics, Inc.*	29,576	846,465

		4,891,857

Airlines (0.4%)
Allegiant Travel Co.	9,677	1,139,660
Hawaiian Holdings, Inc.*	32,200	441,462
JetBlue Airways Corp.*	150,589	1,633,891
Republic Airways Holdings, Inc.*	28,700	311,108
SkyWest, Inc.	34,815	425,439

		3,951,560

Building Products (0.6%)
AAON, Inc.	19,200	643,584
Apogee Enterprises, Inc.	21,400	746,004
Gibraltar Industries, Inc.*	16,700	259,017
Griffon Corp.	20,643	255,973
Masonite International Corp.*	17,000	956,420
NCI Building Systems, Inc.*	16,200	314,766
Nortek, Inc.*	5,500	493,680
Quanex Building Products Corp.	33,467	598,055
Simpson Manufacturing Co., Inc.	25,919	942,415
Trex Co., Inc.*	23,600	680,152
Universal Forest Products, Inc.	15,654	755,619

		6,645,685

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	40,632	1,096,251
ACCO Brands Corp.*	78,886	505,659
Brady Corp., Class A	37,141	1,109,402
Brink’s Co.	29,600	835,312
Civeo Corp.*	54,100	1,354,123
Deluxe Corp.	30,461	1,784,405
Ennis, Inc.	10,856	165,663
G&K Services, Inc., Class A	12,482	649,938
Healthcare Services Group, Inc.	47,369	1,394,543
Herman Miller, Inc.	41,791	1,263,760
HNI Corp.	30,741	1,202,281
Interface, Inc.	40,298	759,214
Kimball International, Inc., Class B	12,000	200,640
Knoll, Inc.	39,158	678,608
McGrath RentCorp.	19,645	721,954
Mobile Mini, Inc.	24,495	1,173,066
MSA Safety, Inc.	19,907	1,144,254
Multi-Color Corp.	1,300	52,013
NL Industries, Inc.	5,645	52,442
Quad/Graphics, Inc.	18,000	402,660
Schawk, Inc.	6,900	140,484
SP Plus Corp.*	1,410	30,160
Steelcase, Inc., Class A	47,672	721,277
Team, Inc.*	14,800	607,096

See Notes to Financial Statements.

1098

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Tetra Tech, Inc.#	45,537	$1,252,268
U.S. Ecology, Inc.	12,300	602,085
UniFirst Corp.	9,705	1,028,730
United Stationers, Inc.	26,672	1,106,088
Viad Corp.	12,524	298,572
West Corp.	22,200	594,960

		22,927,908

Construction & Engineering (0.7%)
Aegion Corp.*	22,362	520,364
Comfort Systems USA, Inc.	32,243	509,439
Dycom Industries, Inc.*	25,516	798,906
EMCOR Group, Inc.	40,399	1,798,967
Furmanite Corp.*	2,300	26,772
Granite Construction, Inc	29,073	1,046,047
Great Lakes Dredge & Dock Corp.*	22,000	175,780
MasTec, Inc.*	38,062	1,173,071
MYR Group, Inc.*	10,000	253,300
Primoris Services Corp.	21,700	625,828
Tutor Perini Corp.*	23,995	761,601

		7,690,075

Electrical Equipment (1.2%)
AZZ, Inc.	20,986	967,035
Capstone Turbine Corp.*	54,300	81,993
Encore Wire Corp.	17,428	854,669
EnerSys, Inc.	27,039	1,860,013
Franklin Electric Co., Inc.	33,552	1,353,152
FuelCell Energy, Inc.*	127,300	305,520
Generac Holdings, Inc.*	39,700	1,934,978
General Cable Corp.	33,700	864,742
GrafTech International Ltd.*	79,100	827,386
Plug Power, Inc.*	96,300	450,684
Polypore International, Inc.*	31,600	1,508,268
Powell Industries, Inc.	5,300	346,514
Thermon Group Holdings, Inc.*	18,400	484,288
Vicor Corp.*	4,300	36,034

		11,875,276

Industrial Conglomerates (0.1%)
Raven Industries, Inc	28,426	942,038

Machinery (3.2%)
Actuant Corp., Class A	43,913	1,518,072
Alamo Group, Inc.	1,200	64,908
Albany International Corp., Class A	18,891	717,102
Altra Industrial Motion Corp.	22,700	826,053
American Railcar Industries, Inc.	5,800	393,066
Astec Industries, Inc.	15,843	695,191
Barnes Group, Inc.	35,606	1,372,255
Blount International, Inc.*	35,433	499,960
Briggs & Stratton Corp.	33,744	690,402
Chart Industries, Inc.*	19,421	1,606,894
CIRCOR International, Inc.	11,109	856,837
CLARCOR, Inc.	29,974	1,853,892
Columbus McKinnon Corp.	11,300	305,665
EnPro Industries, Inc.*	12,954	947,715
ESCO Technologies, Inc.	16,952	587,217
Federal Signal Corp.	44,600	653,390

Gorman-Rupp Co.	16,837	$595,525
Greenbrier Cos., Inc.*	16,300	938,880
Harsco Corp.	46,500	1,238,295
Hyster-Yale Materials Handling, Inc.	7,100	628,634
John Bean Technologies Corp.	25,631	794,305
Kadant, Inc.	1,800	69,210
L.B. Foster Co., Class A	6,100	330,132
Lindsay Corp.	8,175	690,542
Meritor, Inc.*	56,835	741,128
Mueller Industries, Inc.	38,114	1,120,933
Mueller Water Products, Inc., Class A	103,693	895,907
Proto Labs, Inc.*	11,600	950,272
RBC Bearings, Inc.	17,000	1,088,850
Rexnord Corp.*	43,300	1,218,895
Standex International Corp.	9,079	676,204
Sun Hydraulics Corp.	15,750	639,450
Tennant Co.	11,231	857,150
Titan International, Inc.	37,100	624,022
TriMas Corp.*	26,900	1,025,697
Wabash National Corp.*	47,300	674,025
Watts Water Technologies, Inc., Class A	16,359	1,009,841
Woodward, Inc.	42,933	2,154,378

		32,550,894

Marine (0.2%)
International Shipholding Corp.	669	15,334
Matson, Inc.	28,900	775,676
Navios Maritime Holdings, Inc	45,700	462,484
Scorpio Bulkers, Inc.*	80,708	718,301

		1,971,795

Professional Services (1.3%)
Acacia Research Corp.	35,341	627,303
Advisory Board Co.*	23,284	1,206,111
Corporate Executive Board Co.	21,504	1,467,003
Exponent, Inc.	8,423	624,229
FTI Consulting, Inc.*	30,900	1,168,638
Huron Consulting Group, Inc.*	14,744	1,044,170
ICF International, Inc.*	13,700	484,432
Insperity, Inc.	17,787	586,971
Kelly Services, Inc., Class A	12,534	215,209
Kforce, Inc.	22,900	495,785
Korn/Ferry International*	37,552	1,102,902
Navigant Consulting, Inc.*	42,332	738,693
On Assignment, Inc.*	27,100	963,947
Pendrell Corp.*	46,000	80,960
Resources Connection, Inc.	39,595	519,090
RPX Corp.*	21,900	388,725
TrueBlue, Inc.*	24,015	662,094
WageWorks, Inc.*	20,215	974,565

		13,350,827

Road & Rail (0.6%)
ArcBest Corp.	17,400	757,074
Heartland Express, Inc.	29,355	626,436
Knight Transportation, Inc.	37,550	892,563
Marten Transport Ltd.	14,150	316,252
Roadrunner Transportation Systems, Inc.*	16,100	452,410

See Notes to Financial Statements.

1099

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Saia, Inc.*	13,800	$606,234
Swift Transportation Co.*	58,200	1,468,386
Werner Enterprises, Inc.	35,366	937,553
YRC Worldwide, Inc.*	17,400	489,114

		6,546,022

Trading Companies & Distributors (0.9%)
Aceto Corp.	7,100	128,794
Aircastle Ltd.	46,355	823,729
Applied Industrial Technologies, Inc.	24,688	1,252,422
Beacon Roofing Supply, Inc.*	32,276	1,068,981
DXP Enterprises, Inc.*	6,100	460,794
H&E Equipment Services, Inc.*	21,000	763,140
Kaman Corp.	16,392	700,430
Rush Enterprises, Inc., Class A*	22,200	769,674
TAL International Group, Inc.*	20,800	922,688
Textainer Group Holdings Ltd.	14,400	556,128
Watsco, Inc.	16,687	1,714,756

		9,161,536

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	27,900	556,884

Total Industrials		140,562,924

Information Technology (17.6%)
Communications Equipment (1.6%)
ADTRAN, Inc.	37,906	855,160
Alliance Fiber Optic Products, Inc.	7,400	133,940
Applied Optoelectronics, Inc.*	1,800	41,760
Aruba Networks, Inc.*	64,216	1,125,064
Bel Fuse, Inc., Class B	500	12,835
Black Box Corp.	11,443	268,224
CalAmp Corp.*	23,700	513,342
Calix, Inc.*	2,300	18,814
Ciena Corp.*	70,600	1,529,196
Clearfield, Inc.*	1,500	25,185
Comtech Telecommunications Corp.	9,500	354,635
Digi International, Inc.*	7,000	65,940
Emulex Corp.*	36,757	209,515
Extreme Networks, Inc.*	57,500	255,300
Finisar Corp.*	66,800	1,319,300
Harmonic, Inc.*	86,459	644,984
Infinera Corp.*	86,261	793,601
InterDigital, Inc.	28,425	1,358,715
Ixia*	38,263	437,346
KVH Industries, Inc.*	300	3,909
NETGEAR, Inc.*	22,029	765,948
Numerex Corp., Class A*	300	3,447
Oclaro, Inc.*	5,100	11,220
Oplink Communications, Inc.*	4,000	67,880
ParkerVision, Inc.*	6,300	9,324
Plantronics, Inc.	24,559	1,180,060
Polycom, Inc.*	79,600	997,388
Procera Networks, Inc.*	2,200	22,198
Ruckus Wireless, Inc.*	29,500	351,345
ShoreTel, Inc.*	32,500	211,900
Sonus Networks, Inc.*	163,241	586,035
Tessco Technologies, Inc.	200	6,346

Ubiquiti Networks, Inc.*	17,100	$772,749
ViaSat, Inc.*	27,140	1,573,035

		16,525,640

Electronic Equipment, Instruments & Components (2.9%)
Aeroflex Holding Corp.*	3,100	32,550
Agilysys, Inc.*	700	9,856
Anixter International, Inc.	17,958	1,797,057
Badger Meter, Inc.	13,430	707,089
Belden, Inc.	28,935	2,261,560
Benchmark Electronics, Inc.*	34,748	885,379
Checkpoint Systems, Inc.*	32,811	459,026
Cognex Corp.*	50,106	1,924,070
Coherent, Inc.*	16,952	1,121,714
Control4 Corp.*	3,100	60,636
CTS Corp.	22,600	422,620
CUI Global, Inc.*	1,200	10,080
Daktronics, Inc.	20,600	245,552
DTS, Inc.*	800	14,728
Electro Rent Corp.	400	6,692
Electro Scientific Industries, Inc.	7,900	53,799
Fabrinet*	18,500	381,100
FARO Technologies, Inc.*	10,567	519,051
FEI Co.	24,373	2,211,362
GSI Group, Inc.*	7,000	89,110
II-VI, Inc.*	42,786	618,686
Insight Enterprises, Inc.*	31,443	966,558
InvenSense, Inc.*	38,400	871,296
Itron, Inc.*	26,800	1,086,740
Kemet Corp.*	13,200	75,900
Littelfuse, Inc.	15,249	1,417,395
Maxwell Technologies, Inc.*	4,700	71,111
Measurement Specialties, Inc.*	11,100	955,377
Mercury Systems, Inc.*	4,100	46,494
Mesa Laboratories, Inc.	200	16,792
Methode Electronics, Inc.	26,500	1,012,565
MTS Systems Corp.	10,502	711,616
Multi-Fineline Electronix, Inc.*	4,400	48,576
Newport Corp.*	27,187	502,959
OSI Systems, Inc.*	15,768	1,052,514
Park Electrochemical Corp.	15,472	436,465
PC Connection, Inc.	400	8,272
Plexus Corp.*	21,775	942,640
RealD, Inc.*	4,100	52,316
Rofin-Sinar Technologies, Inc.*	24,925	599,197
Rogers Corp.*	13,684	907,933
Sanmina Corp.*	49,700	1,132,166
ScanSource, Inc.*	23,039	877,325
Speed Commerce, Inc.*	2,500	9,350
SYNNEX Corp.*	15,862	1,155,547
TTM Technologies, Inc.*	5,762	47,248
Universal Display Corp.*	26,560	852,576
Viasystems Group, Inc.*	9,546	103,956
Vishay Precision Group, Inc.*	500	8,230

		29,800,831

Internet Software & Services (2.5%)
Aerohive Networks, Inc.*	1,300	10,686
Amber Road, Inc.*	1,000	16,130
Angie’s List, Inc.*	25,300	302,082
Bankrate, Inc.*	32,929	577,575

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Bazaarvoice, Inc.*	7,300	$57,597
Benefitfocus, Inc.*	1,900	87,818
Blucora, Inc.*	26,800	505,716
Borderfree, Inc.*	1,000	16,570
Brightcove, Inc.*	2,600	27,404
Carbonite, Inc.*	900	10,773
Care.com, Inc.*	1,600	20,256
ChannelAdvisor Corp.*	5,000	131,800
comScore, Inc.*	23,363	828,919
Constant Contact, Inc.*	16,146	518,448
Conversant, Inc.*	40,324	1,024,230
Cornerstone OnDemand, Inc.*	34,000	1,564,680
Cvent, Inc.*	2,600	75,634
Dealertrack Technologies, Inc.*	28,864	1,308,694
Demand Media, Inc.*	8,000	38,560
Demandware, Inc.*	17,300	1,200,101
Dice Holdings, Inc.*	2,000	15,220
Digital River, Inc.*	35,331	545,157
E2open, Inc.*	1,400	28,938
EarthLink Holdings Corp.	64,833	241,179
Endurance International Group Holdings, Inc.*	5,800	88,682
Envestnet, Inc.*	19,600	958,832
Everyday Health, Inc.*	1,200	22,176
Five9, Inc.*	1,200	8,640
Global Eagle Entertainment, Inc.*	5,100	63,240
Gogo, Inc.*	32,200	629,832
GrubHub, Inc.*	4,500	159,345
GTT Communications, Inc.*	1,600	16,336
Internap Network Services Corp.*	14,400	101,520
Intralinks Holdings, Inc.*	1,900	16,891
j2 Global, Inc.	33,278	1,692,519
Limelight Networks, Inc.*	86,100	263,466
Liquidity Services, Inc.*	16,800	264,768
LivePerson, Inc.*	34,100	346,115
LogMeIn, Inc.*	15,500	722,610
Marchex, Inc., Class B	1,800	21,636
Marin Software, Inc.*	1,900	22,363
Marketo, Inc.*	14,800	430,384
Millennial Media, Inc.*	12,400	61,876
Monster Worldwide, Inc.*	86,300	564,402
Move, Inc.*	25,550	377,884
NIC, Inc.	46,855	742,652
OpenTable, Inc.*	13,600	1,408,960
OPOWER, Inc.*	1,500	28,275
Perficient, Inc.*	21,700	422,499
Q2 Holdings, Inc.*	1,200	17,112
QuinStreet, Inc.*	8,000	44,080
RealNetworks, Inc.*	11,225	85,647
Reis, Inc.	200	4,216
Rocket Fuel, Inc.*	4,400	136,796
SciQuest, Inc.*	6,700	118,523
Shutterstock, Inc.*	8,800	730,224
SPS Commerce, Inc.*	9,600	606,624
Stamps.com, Inc.*	6,100	205,509
TechTarget, Inc.*	2,100	18,522
Textura Corp.*	3,400	80,376
Travelzoo, Inc.*	700	13,545
Tremor Video, Inc.*	9,000	42,480

TrueCar, Inc.*	5,100	$75,378
Trulia, Inc.*	21,300	1,009,194
Unwired Planet, Inc.*	31,001	69,132
Vistaprint N.V.*	20,900	845,614
Web.com Group, Inc.*	28,400	819,908
WebMD Health Corp.*	22,300	1,077,090
Wix.com Ltd.*	1,800	35,712
XO Group, Inc.*	900	10,998
Xoom Corp.*	17,800	469,208
YuMe, Inc.*	2,900	17,110
Zix Corp.*	2,900	9,918

		25,132,986

IT Services (2.4%)
Acxiom Corp.*	50,069	1,085,997
Blackhawk Network Holdings, Inc.*	31,049	876,203
CACI International, Inc., Class A*	14,759	1,036,229
Cardtronics, Inc.*	31,600	1,076,928
Cass Information Systems, Inc.	7,381	365,212
CIBER, Inc.*	15,700	77,558
Computer Task Group, Inc.	400	6,584
Convergys Corp.	63,400	1,359,296
CSG Systems International, Inc.	21,665	565,673
Datalink Corp.*	1,000	10,000
EPAM Systems, Inc.*	20,500	896,875
Euronet Worldwide, Inc.*	33,726	1,626,942
EVERTEC, Inc.	37,900	918,696
ExlService Holdings, Inc.*	22,100	650,845
Forrester Research, Inc.	6,600	250,008
Global Cash Access Holdings, Inc.*	31,000	275,900
Hackett Group, Inc.	3,419	20,412
Heartland Payment Systems, Inc.	27,137	1,118,316
Higher One Holdings, Inc.*	4,000	15,240
iGATE Corp.*	19,000	691,410
Information Services Group, Inc.*	1,200	5,772
Lionbridge Technologies, Inc.*	9,600	57,024
Luxoft Holding, Inc.*	1,600	57,696
ManTech International Corp., Class A	18,541	547,330
MAXIMUS, Inc.	44,868	1,930,221
ModusLink Global Solutions, Inc.*	1,400	5,236
MoneyGram International, Inc.*	2,600	38,298
NeuStar, Inc., Class A*	34,700	902,894
PRGX Global, Inc.*	1,100	7,029
Sapient Corp.*	66,169	1,075,246
Science Applications International Corp.	24,200	1,068,672
ServiceSource International, Inc.*	24,200	140,360
Sykes Enterprises, Inc.*	35,099	762,701
Syntel, Inc.*	8,982	772,093
TeleTech Holdings, Inc.*	10,825	313,817
Unisys Corp.*	34,464	852,639
Virtusa Corp.*	13,800	494,040
WEX, Inc.*	24,802	2,603,466

		24,558,858

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Energy Industries, Inc.*	26,403	$508,258
Alpha & Omega Semiconductor Ltd.*	1,100	10,197
Ambarella, Inc.*	16,600	517,588
Amkor Technology, Inc.*	42,300	472,914
Applied Micro Circuits Corp.*	44,200	477,802
Audience, Inc.*	1,800	21,528
Axcelis Technologies, Inc.*	8,700	17,400
Brooks Automation, Inc	59,550	641,353
Cabot Microelectronics Corp.*	16,920	755,478
Cascade Microtech, Inc.*	1,500	20,490
Cavium, Inc.*	35,400	1,757,964
CEVA, Inc.*	4,000	59,080
Cirrus Logic, Inc.*	45,967	1,045,290
Cohu, Inc.	700	7,490
Cypress Semiconductor Corp.*	99,600	1,086,636
Diodes, Inc.*	29,708	860,344
DSP Group, Inc.*	500	4,245
Entegris, Inc.*	100,746	1,384,754
Entropic Communications, Inc.*	7,245	24,126
Exar Corp.*	17,432	196,982
Fairchild Semiconductor International, Inc.*	72,000	1,123,200
FormFactor, Inc.*	11,395	94,806
GT Advanced Technologies, Inc.*	78,400	1,458,240
Hittite Microwave Corp.	21,915	1,708,274
Inphi Corp.*	2,700	39,636
Integrated Device Technology, Inc.*	89,300	1,380,578
Integrated Silicon Solution, Inc.*	1,100	16,247
International Rectifier Corp.*	49,300	1,375,470
Intersil Corp., Class A	90,700	1,355,965
IXYS Corp.	10,800	133,056
Kopin Corp.*	1,700	5,542
Lattice Semiconductor Corp.*	96,400	795,300
MA-COM Technology Solutions Holdings, Inc.*	6,200	139,376
MaxLinear, Inc., Class A*	3,800	38,266
Micrel, Inc.	25,875	291,870
Microsemi Corp.*	61,627	1,649,138
MKS Instruments, Inc.	33,872	1,058,161
Monolithic Power Systems, Inc.	22,496	952,706
Nanometrics, Inc.*	3,200	58,400
NVE Corp.*	1,343	74,657
OmniVision Technologies, Inc.*	41,618	914,764
PDF Solutions, Inc.*	11,800	250,396
Peregrine Semiconductor Corp.*	1,800	12,348
Pericom Semiconductor Corp.*	10,800	97,632
Photronics, Inc.*	35,600	306,160
PLX Technology, Inc.*	1,700	10,999
PMC-Sierra, Inc.*	138,200	1,051,702
Power Integrations, Inc.	18,524	1,065,871
QuickLogic Corp.*	5,200	26,884
Rambus, Inc.*	72,100	1,031,030
RF Micro Devices, Inc.*	169,746	1,627,864
Rubicon Technology, Inc.*	5,000	43,750
Rudolph Technologies, Inc.*	2,700	26,676

Semtech Corp.*	46,296	$1,210,640
Silicon Image, Inc.*	46,600	234,864
Silicon Laboratories, Inc.*	25,000	1,231,250
Spansion, Inc., Class A*	36,900	777,483
Synaptics, Inc.*	23,437	2,124,330
Tessera Technologies, Inc.	43,710	965,117
TriQuint Semiconductor, Inc.*	99,365	1,570,961
Ultra Clean Holdings, Inc.*	2,800	25,340
Ultratech, Inc.*	17,324	384,246
Veeco Instruments, Inc.*	30,694	1,143,658
Vitesse Semiconductor Corp.*	4,100	14,145
Xcerra Corp.*	2,600	23,660

		39,790,577

Software (3.9%)
A10 Networks, Inc.*	3,400	45,220
ACI Worldwide, Inc.*	25,472	1,422,102
Actuate Corp.*	14,803	70,610
Advent Software, Inc.	27,014	879,846
American Software, Inc., Class A	700	6,916
Aspen Technology, Inc.*	58,100	2,695,840
AVG Technologies N.V.*	14,400	289,872
Barracuda Networks, Inc.*	1,200	37,224
Blackbaud, Inc.	32,187	1,150,363
Bottomline Technologies de, Inc.*	23,491	702,851
BroadSoft, Inc.*	16,600	438,074
Callidus Software, Inc.*	19,000	226,860
Cinedigm Corp., Class A*	2,200	5,478
CommVault Systems, Inc.*	32,214	1,583,962
Compuware Corp.	126,600	1,264,734
Comverse, Inc.*	15,600	416,208
Covisint Corp.*	2,200	10,692
Cyan, Inc.*	1,800	7,254
Digimarc Corp.	500	16,300
Ebix, Inc.	15,800	226,098
Ellie Mae, Inc.*	15,400	479,402
EnerNOC, Inc.*	10,300	195,185
Epiq Systems, Inc.	18,600	261,330
ePlus, Inc.*	500	29,100
Fair Isaac Corp.	19,727	1,257,794
FleetMatics Group plc*	21,500	695,310
Gigamon, Inc.*	4,500	86,130
Glu Mobile, Inc.*	23,800	119,000
Guidance Software, Inc.*	400	3,648
Guidewire Software, Inc.*	39,200	1,593,872
Imperva, Inc.*	5,300	138,754
Infoblox, Inc.*	33,900	445,785
Interactive Intelligence Group, Inc.*	10,000	561,300
Jive Software, Inc.*	6,500	55,315
Manhattan Associates, Inc.*	49,800	1,714,614
Mavenir Systems, Inc.*	1,200	18,180
Mentor Graphics Corp.	69,118	1,490,875
MicroStrategy, Inc., Class A*	6,309	887,172
Model N, Inc.*	1,100	12,155
Monotype Imaging Holdings, Inc.	26,300	740,871
NetScout Systems, Inc.*	27,454	1,217,310
Park City Group, Inc.*	800	8,712

See Notes to Financial Statements.

1102

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Paycom Software, Inc.*	1,000	$14,590
Pegasystems, Inc.	20,850	440,352
Progress Software Corp.*	31,977	768,727
Proofpoint, Inc.*	21,300	797,898
PROS Holdings, Inc.*	14,900	393,956
QAD, Inc., Class A	300	6,396
Qlik Technologies, Inc.*	60,800	1,375,296
Qualys, Inc.*	1,400	35,938
Rally Software Development Corp.*	11,500	125,235
RealPage, Inc.*	31,500	708,120
Rosetta Stone, Inc.*	1,700	16,524
Rubicon Project, Inc.*	2,200	28,248
Sapiens International Corp. N.V.*	1,500	12,000
SeaChange International, Inc.*	8,400	67,284
Silver Spring Networks, Inc.*	2,600	34,658
SS&C Technologies Holdings, Inc.*	39,500	1,746,690
Synchronoss Technologies, Inc.*	25,434	889,173
Take-Two Interactive Software, Inc.*	53,356	1,186,637
Tangoe, Inc.*	15,900	239,454
TeleCommunication Systems, Inc., Class A*	3,000	9,870
Telenav, Inc.*	800	4,552
TiVo, Inc.*	66,167	854,216
Tyler Technologies, Inc.*	20,177	1,840,344
Ultimate Software Group, Inc.*	18,170	2,510,549
Varonis Systems, Inc.*	1,000	29,010
VASCO Data Security International, Inc.*	2,300	26,680
Verint Systems, Inc.*	35,751	1,753,587
VirnetX Holding Corp.*	28,000	493,080
Vringo, Inc.*	25,600	87,552
Zendesk, Inc.*	3,100	53,878

		40,058,812

Technology Hardware, Storage & Peripherals (0.4%)
Cray, Inc.*	25,400	675,640
Dot Hill Systems Corp.*	2,700	12,690
Eastman Kodak Co.*	1,100	26,917
Electronics for Imaging, Inc.*	33,652	1,521,070
Fusion-io, Inc.*	51,500	581,950
Immersion Corp.*	1,400	17,808
Intevac, Inc.*	700	5,607
Nimble Storage, Inc.*	10,100	310,272
QLogic Corp.*	69,400	700,246
Quantum Corp.*	32,881	40,115
Silicon Graphics International Corp.*	2,600	25,012
Super Micro Computer, Inc.*	19,900	502,873
Violin Memory, Inc.*	10,100	44,743

		4,464,943

Total Information Technology		180,332,647

Materials (5.0%)
Chemicals (2.4%)
A. Schulman, Inc.	21,143	818,234
Advanced Emissions Solutions, Inc.*	11,300	259,109

American Vanguard Corp.	13,400	$177,148
Axiall Corp.	43,800	2,070,426
Balchem Corp.	19,085	1,022,193
Calgon Carbon Corp.*	35,038	782,399
Chemtura Corp.*	59,200	1,546,896
Ferro Corp.*	52,173	655,293
Flotek Industries, Inc.*	31,000	996,960
H.B. Fuller Co.	28,859	1,388,118
Hawkins, Inc.	3,200	118,848
Innophos Holdings, Inc.	14,913	858,541
Innospec, Inc.	17,400	751,158
Intrepid Potash, Inc.*	37,100	621,796
Koppers Holdings, Inc.	16,713	639,272
Kraton Performance Polymers, Inc.*	23,400	523,926
LSB Industries, Inc.*	14,100	587,547
Minerals Technologies, Inc.	21,250	1,393,575
Olin Corp.	47,003	1,265,321
OM Group, Inc.	21,487	696,823
OMNOVA Solutions, Inc.*	15,900	144,531
PolyOne Corp.	54,300	2,288,202
Quaker Chemical Corp.	9,100	698,789
Rentech, Inc.*	135,800	351,722
Sensient Technologies Corp.	29,425	1,639,561
Stepan Co.	12,488	660,116
Taminco Corp.*	16,400	381,464
Tredegar Corp.	17,129	400,990
Tronox Ltd., Class A	35,400	952,260
Zep, Inc.	6,800	120,088

		24,811,306

Construction Materials (0.2%)
Headwaters, Inc.*	45,700	634,773
Texas Industries, Inc.*	12,026	1,110,721

		1,745,494

Containers & Packaging (0.4%)
Berry Plastics Group, Inc.*	51,800	1,336,440
Graphic Packaging Holding Co.*	188,453	2,204,900
Myers Industries, Inc.	22,900	460,061

		4,001,401

Metals & Mining (1.2%)
AK Steel Holding Corp.*	78,700	626,452
Century Aluminum Co.*	31,700	497,056
Coeur Mining, Inc.*	65,236	598,867
Commercial Metals Co.	79,200	1,370,952
Globe Specialty Metals, Inc.	35,400	735,612
Haynes International, Inc.	9,533	539,472
Hecla Mining Co.	199,429	688,030
Horsehead Holding Corp.*	32,667	596,499
Kaiser Aluminum Corp.	9,591	698,896
Materion Corp.	8,845	327,177
Molycorp, Inc.*	104,900	269,593
Redcorp Ventures Ltd. (b)*†	46,400	—
RTI International Metals, Inc.*	20,086	534,087
Schnitzer Steel Industries, Inc., Class A	18,000	469,260
Stillwater Mining Co.*	75,678	1,328,149
SunCoke Energy, Inc.*	36,710	789,265

See Notes to Financial Statements.

1103

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

U.S. Silica Holdings, Inc.	31,000	$1,718,640
Worthington Industries, Inc.	27,480	1,182,739

		12,970,746

Paper & Forest Products (0.8%)
Boise Cascade Co.*	22,700	650,128
Clearwater Paper Corp.*	10,838	668,922
Deltic Timber Corp.	9,253	559,066
KapStone Paper and Packaging Corp.*	54,972	1,821,222
Louisiana-Pacific Corp.*	89,148	1,339,003
Neenah Paper, Inc.	10,700	568,705
P.H. Glatfelter Co.	28,215	748,544
Resolute Forest Products, Inc.*	37,500	629,250
Schweitzer-Mauduit International, Inc.	22,164	967,680
Wausau Paper Corp.	33,700	364,634

		8,317,154

Total Materials		51,846,101

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.6%)
8x8, Inc.*	57,000	460,560
Atlantic Tele-Network, Inc.	6,800	394,400
Cbeyond, Inc.*	16,808	167,240
Cincinnati Bell, Inc.*	118,537	465,850
Cogent Communications Holdings, Inc.	30,225	1,044,274
Consolidated Communications Holdings, Inc.	34,117	758,762
Enventis Corp.	300	4,752
Globalstar, Inc.*	158,300	672,775
Hawaiian Telcom Holdco, Inc.*	600	17,166
IDT Corp., Class B	9,800	170,716
inContact, Inc.*	33,500	307,865
Inteliquent, Inc.	34,727	481,664
Intelsat S.A.*	3,100	58,404
Iridium Communications, Inc.*	46,500	393,390
Lumos Networks Corp.	12,760	184,637
magicJack VocalTec Ltd.*	10,600	160,272
Premiere Global Services, Inc.*	32,552	434,569
Vonage Holdings Corp.*	64,300	241,125

		6,418,421

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	24,900	170,067
Leap Wireless International, Inc. (b)*	44,800	112,896
NTELOS Holdings Corp.	2,600	32,396
RingCentral, Inc., Class A*	6,200	93,806
Shenandoah Telecommunications Co.	21,724	661,713
USA Mobility, Inc.	16,800	258,720

		1,329,598

Total Telecommunication Services		7,748,019

Utilities (3.4%)
Electric Utilities (1.4%)
ALLETE, Inc.	25,023	1,284,931
Cleco Corp.	35,281	2,079,815

El Paso Electric Co.	21,946	$882,449
Empire District Electric Co.	30,023	770,991
IDACORP, Inc.	26,808	1,550,307
MGE Energy, Inc.	23,179	915,802
NRG Yield, Inc., Class A	14,700	765,135
Otter Tail Corp.	22,725	688,340
PNM Resources, Inc.	48,881	1,433,680
Portland General Electric Co.	46,832	1,623,665
UIL Holdings Corp.	32,231	1,247,662
Unitil Corp.	4,500	152,235
UNS Energy Corp.	23,543	1,422,232

		14,817,244

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	7,500	534,975
Laclede Group, Inc.	22,152	1,075,480
New Jersey Resources Corp.	26,711	1,526,801
Northwest Natural Gas Co.	19,342	911,975
ONE Gas, Inc.	30,000	1,132,500
Piedmont Natural Gas Co., Inc.#	47,777	1,787,338
South Jersey Industries, Inc.	20,976	1,267,160
Southwest Gas Corp.	26,036	1,374,440
WGL Holdings, Inc.	32,725	1,410,447

		11,021,116

Independent Power and Renewable Electricity Producers (0.3%)
Dynegy, Inc.*	57,800	2,011,440
Ormat Technologies, Inc.	6,800	196,044
Pattern Energy Group, Inc.	22,700	751,597

		2,959,081

Multi-Utilities (0.4%)
Avista Corp.	36,899	1,236,855
Black Hills Corp.	25,719	1,578,889
NorthWestern Corp.	20,678	1,079,185

		3,894,929

Water Utilities (0.2%)
American States Water Co.	23,758	789,479
California Water Service Group	33,500	810,700
SJW Corp.	5,600	152,320

		1,752,499

Total Utilities		34,444,869

Total Common Stocks (98.6%) (Cost $581,883,589)		1,011,961,215

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$19,200	19,008

Total Financials		19,008

Total Corporate Bonds		19,008

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		19,008

See Notes to Financial Statements.

1104

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	34,056	$3,947

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49 (b)*†	10,000	—

Total Health Care		3,947

Total Rights (0.0%) (Cost $—)		3,947

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16 (b)*† (Cost $—)	10,490	—

Total Investments (98.6%) (Cost $581,902,789)		1,011,984,170
Other Assets Less Liabilities (1.4%)		14,591,154

Net Assets (100%)		$1,026,575,324

*	Non-income producing.
†	Securities (totaling $7,188 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,599,624.
(b)	Illiquid Security.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	116	September-14	$13,704,441	$13,807,480	$103,039

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$135,008,672	$—	$—	$135,008,672
Consumer Staples	32,235,365	—	—	32,235,365
Energy	63,650,862	—	—	63,650,862
Financials	232,247,630	—	—	232,247,630

See Notes to Financial Statements.

1105

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions) in determining the fair value of investments) (a)		Total
Health Care	$133,876,938	$—	$7,188		$133,884,126
Industrials	140,491,419	71,505	—		140,562,924
Information Technology	180,332,647	—	—		180,332,647
Materials	51,846,101	—	—	(b)	51,846,101
Telecommunication Services	7,635,123	112,896	—		7,748,019
Utilities	34,444,869	—	—		34,444,869
Corporate Bonds
Financials	—	19,008	—		19,008
Futures	103,039	—	—		103,039
Rights
Health Care	3,947	—	—	(b)	3,947
Warrants
Energy	—	—	—	(b)	—

Total Assets	$1,011,876,612	$203,409	$7,188		$1,012,087,209

Total Liabilities	$—	$—	$—		$—

Total	$1,011,876,612	$203,409	$7,188		$1,012,087,209

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	103,039	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$103,039

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1106

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	378,879	—	—	378,879
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$378,879	$—	$—	$378,879

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(284,725)	—	—	(284,725)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(284,725)	$—	$—	$(284,725)

^ The Portfolio held futures as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $7,679,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$103,039	(c)	$—	$—	$103,039

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$111,694,826
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$168,165,670

See Notes to Financial Statements.

1107

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$447,380,510
Aggregate gross unrealized depreciation	(21,605,787)

Net unrealized appreciation	$425,774,723

Federal income tax cost of investments	$586,209,447

See Notes to Financial Statements.

1108

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EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $581,902,789)	$1,011,984,170
Cash	8,774,525
Receivable for securities sold	48,167,748
Dividends, interest and other receivables	1,067,369
Receivable from Separate Accounts for Trust shares sold	243,062
Due from broker for futures variation margin	84,611
Other assets	10,649

Total assets	1,070,332,134

LIABILITIES
Payable for securities purchased	42,154,289
Payable to Separate Accounts for Trust shares redeemed	1,001,212
Investment management fees payable	207,682
Distribution fees payable – Class IB	181,435
Administrative fees payable	99,116
Distribution fees payable – Class IA	16,513
Trustees’ fees payable	1,441
Accrued expenses	95,122

Total liabilities	43,756,810

NET ASSETS	$1,026,575,324

Net assets were comprised of:
Paid in capital	$523,719,412
Accumulated undistributed net investment income (loss)	4,695,562
Accumulated undistributed net realized gain (loss) on investments and futures	67,975,930
Net unrealized appreciation (depreciation) on investments and futures	430,184,420

Net assets	$1,026,575,324

Class IA
Net asset value, offering and redemption price per share, $81,673,503 / 6,459,264 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.64

Class IB
Net asset value, offering and redemption price per share, $896,174,434 / 70,836,442 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.65

Class K
Net asset value, offering and redemption price per share, $48,727,387 / 3,848,959 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,401 foreign withholding tax)	$7,123,788
Interest	3,394

Total income	7,127,182

EXPENSES
Investment management fees	1,254,663
Distribution fees – Class IB	1,096,590
Administrative fees	523,771
Distribution fees – Class IA	101,150
Printing and mailing expenses	52,484
Custodian fees	41,301
Professional fees	27,123
Trustees’ fees	14,070
Miscellaneous	13,226

Total expenses	3,124,378

NET INVESTMENT INCOME (LOSS)	4,002,804

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	68,549,029
Futures	378,879

Net realized gain (loss)	68,927,908

Change in unrealized appreciation (depreciation) on:
Investments	(42,852,143)
Futures	(284,725)

Net change in unrealized appreciation (depreciation)	(43,136,868)

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,791,040

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,793,844

See Notes to Financial Statements.

1109

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,002,804	$6,923,183
Net realized gain (loss) on investments and futures	68,927,908	78,515,461
Net change in unrealized appreciation (depreciation) on investments and futures	(43,136,868)	223,593,482

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,793,844	309,032,126

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(588,438)
Class IB	—	(6,342,584)
Class K	—	(429,639)

	—	(7,360,661)

Distributions from net realized capital gains
Class IA	—	(6,119,851)
Class IB	—	(66,404,767)
Class K	—	(3,397,394)

	—	(75,922,012)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(83,282,673)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 568,958 and 2,391,928 shares, respectively ]	6,926,959	28,061,160
Capital shares issued in reinvestment of dividends and distributions [ 0 and 561,208 shares, respectively ]	—	6,708,289
Capital shares repurchased [ (1,045,031) and (1,540,519) shares, respectively ]	(12,682,336)	(17,714,146)

Total Class IA transactions	(5,755,377)	17,055,303

Class IB
Capital shares sold [ 1,842,272 and 8,023,749 shares, respectively ]	22,388,766	91,491,866
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,083,638 shares, respectively]	—	72,747,350
Capital shares repurchased [ (6,107,895) and (12,931,917) shares, respectively ]	(74,223,604)	(150,372,112)

Total Class IB transactions	(51,834,838)	13,867,104

Class K
Capital shares sold [ 492,286 and 870,688 shares, respectively ]	6,030,144	9,980,655
Capital shares issued in reinvestment of dividends and distributions [ 0 and 320,367 shares, respectively ]	—	3,827,034
Capital shares repurchased [ (438,823) and (6,196,596) shares, respectively ]	(5,324,940)	(74,113,608)

Total Class K transactions	705,204	(60,305,919)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(56,885,011)	(29,383,512)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,091,167)	196,365,941
NET ASSETS:
Beginning of period	1,053,666,491	857,300,550

End of period (a)	$1,026,575,324	$1,053,666,491

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,695,562	$692,758

See Notes to Financial Statements.

1110

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO(kk)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.27	$9.71	$9.07	$10.52	$8.43	$6.77

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.08 (e)	0.12 (e)	0.09 (e)	0.11 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments and futures	0.32	3.53	1.28	(0.52)	2.10	1.71

Total from investment operations	0.37	3.61	1.40	(0.43)	2.21	1.78

Less distributions:
Dividends from net investment income	—	(0.10)	(0.13)	(0.10)	(0.12)	(0.11)
Distributions from net realized gains	—	(0.95)	(0.63)	(0.92)	—	—
Return of capital	—	—	—	—	—	(0.01)

Total dividends and distributions	—	(1.05)	(0.76)	(1.02)	(0.12)	(0.12)

Net asset value, end of period	$12.64	$12.27	$9.71	$9.07	$10.52	$8.43

Total return (b)	3.02%	37.45%	15.55%	(3.79)%	26.18%	26.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,674	$85,096	$53,627	$56,302	$146,261	$146,628
Ratio of expenses to average net assets (a)	0.63%	0.63%	0.63%	0.37%	0.37%	0.39%
Ratio of net investment income (loss) to average net assets (a)	0.79%	0.71%	1.20%	0.84%	1.22%	1.07%
Portfolio turnover rate (z)	11%	15%	16%	18%	18%	38%

See Notes to Financial Statements.

1111

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO(kk)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.28	$9.72	$9.07	$10.52	$8.43	$6.77

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.08 (e)	0.12 (e)	0.06 (e)	0.09 (e)	0.06	(e)
Net realized and unrealized gain (loss) on investments and futures	0.32	3.53	1.29	(0.52)	2.09	1.70

Total from investment operations	0.37	3.61	1.41	(0.46)	2.18	1.76

Less distributions:
Dividends from net investment income	—	(0.10)	(0.13)	(0.07)	(0.09)	(0.09)
Distributions from net realized gains	—	(0.95)	(0.63)	(0.92)	—	—
Return of capital	—	—	—	—	—	(0.01)

Total dividends and distributions	—	(1.05)	(0.76)	(0.99)	(0.09)	(0.10)

Net asset value, end of period	$12.65	$12.28	$9.72	$9.07	$10.52	$8.43

Total return (b)	3.01%	37.42%	15.66%	(4.04)%	25.87%	26.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$896,174	$922,001	$718,214	$667,025	$762,265	$648,557
Ratio of expenses to average net assets (a)	0.63%	0.63%	0.63%	0.62%	0.62%	0.64	%(c)
Ratio of net investment income (loss) to average net assets (a)	0.79%	0.69%	1.22%	0.61%	1.01%	0.90%
Portfolio turnover rate (z)	11%	15%	16%	18%	18%	38%

See Notes to Financial Statements.

1112

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO(kk)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$12.27	$9.71	$9.07	$9.14

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.10 (e)	0.15 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	0.33	3.54	1.28	0.91

Total from investment operations	0.39	3.64	1.43	0.95

Less distributions:
Dividends from net investment income	—	(0.13)	(0.16)	(0.10)
Distributions from net realized gains	—	(0.95)	(0.63)	(0.92)

Total dividends and distributions	—	(1.08)	(0.79)	(1.02)

Net asset value, end of period	$12.66	$12.27	$9.71	$9.07

Total return (b)	3.18%	37.80%	15.84%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,727	$46,570	$85,459	$79,345
Ratio of expenses to average net assets (a)	0.38%	0.38%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets (a)	1.04%	0.88%	1.47%	1.05%
Portfolio turnover rate (z)	11%	15%	16%	18%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(kk)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Small Company Index II Portfolio that followed the same objectives as this portfolio.

See Notes to Financial Statements.

1113

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Consumer Discretionary	27.6%
Information Technology	23.3
Health Care	15.3
Industrials	13.7
Financials	7.9
Energy	3.7
Consumer Staples	3.3
Materials	3.3
Telecommunication Services	0.9
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,028.10	$5.53
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,027.80	5.53
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	1,029.20	4.28
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1114

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (27.6%)
Auto Components (0.7%)
Delphi Automotive plc	70,200	$4,825,548

Automobiles (1.0%)
Harley-Davidson, Inc.	35,677	2,492,039
Tesla Motors, Inc.*	17,267	4,145,116

		6,637,155

Hotels, Restaurants & Leisure (6.4%)
Chipotle Mexican Grill, Inc.*	10,389	6,155,586
Las Vegas Sands Corp.	107,465	8,190,982
MGM Resorts International*	200,316	5,288,343
Starbucks Corp.	125,132	9,682,714
Starwood Hotels & Resorts Worldwide, Inc.	38,564	3,116,743
Wynn Macau Ltd.	822,400	3,225,764
Wynn Resorts Ltd.	28,500	5,915,460

		41,575,592

Household Durables (0.8%)
D.R. Horton, Inc.	103,223	2,537,221
Lennar Corp., Class A	58,847	2,470,397

		5,007,618

Internet & Catalog Retail (9.9%)
Amazon.com, Inc.*	87,502	28,418,899
Ctrip.com International Ltd. (ADR)*	77,995	4,994,800
Netflix, Inc.*	15,530	6,842,518
Priceline Group, Inc.*	17,864	21,490,392
Vipshop Holdings Ltd. (ADR)*	14,900	2,797,326

		64,543,935

Media (1.9%)
Charter Communications, Inc., Class A*	9,588	1,518,548
Twenty-First Century Fox, Inc., Class A	158,669	5,577,215
Walt Disney Co.	60,928	5,223,967

		12,319,730

Multiline Retail (0.2%)
Dollar Tree, Inc.*	28,751	1,565,779

Specialty Retail (5.4%)
AutoZone, Inc.*	13,514	7,246,747
CarMax, Inc.*	106,268	5,526,999
Home Depot, Inc.	82,253	6,659,203
Lowe’s Cos., Inc.	164,596	7,898,962
Ross Stores, Inc.	47,763	3,158,567
Tractor Supply Co.	81,658	4,932,143

		35,422,621

Textiles, Apparel & Luxury Goods (1.3%)
Hanesbrands, Inc.	31,800	3,130,392
NIKE, Inc., Class B	44,200	3,427,710
Under Armour, Inc., Class A*	34,846	2,072,989

		8,631,091

Total Consumer Discretionary		180,529,069

Consumer Staples (3.3%)
Beverages (1.0%)
PepsiCo, Inc.	70,432	$6,292,395

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	32,110	3,697,788
CVS Caremark Corp.	86,596	6,526,740
Whole Foods Market, Inc.	23,780	918,621

		11,143,149

Food Products (0.2%)
Nestle S.A.	21,538	1,668,539

Personal Products (0.4%)
Estee Lauder Cos., Inc., Class A	35,600	2,643,656

Total Consumer Staples		21,747,739

Energy (3.7%)
Oil, Gas & Consumable Fuels (3.7%)
Concho Resources, Inc.*	25,136	3,632,152
Continental Resources, Inc.*	13,800	2,180,952
EQT Corp.	38,920	4,160,548
Pioneer Natural Resources Co.	37,802	8,687,278
Range Resources Corp.	62,998	5,477,676

Total Energy		24,138,606

Financials (7.9%)
Capital Markets (2.7%)
BlackRock, Inc.	10,400	3,323,840
Invesco Ltd.	79,997	3,019,887
Morgan Stanley	125,100	4,044,483
State Street Corp.	50,000	3,363,000
TD Ameritrade Holding Corp.	109,818	3,442,794

		17,194,004

Consumer Finance (0.9%)
American Express Co.	63,501	6,024,340

Diversified Financial Services (0.4%)
Intercontinental Exchange, Inc.	14,261	2,693,903

Real Estate Investment Trusts (REITs) (3.9%)
American Tower Corp. (REIT)	137,857	12,404,373
Crown Castle International Corp. (REIT)	177,174	13,156,941

		25,561,314

Total Financials		51,473,561

Health Care (15.3%)
Biotechnology (8.8%)
Alexion Pharmaceuticals, Inc.*	43,024	6,722,500
Biogen Idec, Inc.*	42,074	13,266,353
Celgene Corp.*	76,880	6,602,454
Gilead Sciences, Inc.*	235,560	19,530,280
Incyte Corp.*	47,300	2,669,612
Pharmacyclics, Inc.*	23,021	2,065,214
Regeneron Pharmaceuticals, Inc.*	8,303	2,345,348
Vertex Pharmaceuticals, Inc.*	47,397	4,487,548

		57,689,309

See Notes to Financial Statements.

1115

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (1.1%)
IDEXX Laboratories, Inc.*	19,121	$2,553,992
Intuitive Surgical, Inc.*	12,100	4,982,780

		7,536,772

Health Care Providers & Services (3.3%)
Humana, Inc.	28,800	3,678,336
McKesson Corp.	71,732	13,357,216
UnitedHealth Group, Inc.	55,292	4,520,121

		21,555,673

Pharmaceuticals (2.1%)
Allergan, Inc.	34,700	5,871,934
Valeant Pharmaceuticals International, Inc.*	61,355	7,738,092

		13,610,026

Total Health Care		100,391,780

Industrials (13.7%)
Aerospace & Defense (4.5%)
Boeing Co.	74,396	9,465,403
Precision Castparts Corp.	53,462	13,493,809
United Technologies Corp.	58,800	6,788,460

		29,747,672

Air Freight & Logistics (0.6%)
FedEx Corp.	25,500	3,860,190

Airlines (2.2%)
American Airlines Group, Inc.*	201,900	8,673,624
Delta Air Lines, Inc.	68,063	2,635,399
United Continental Holdings, Inc.*	70,597	2,899,419

		14,208,442

Commercial Services & Supplies (0.7%)
Tyco International Ltd.	104,700	4,774,320

Industrial Conglomerates (3.0%)
Danaher Corp.	163,432	12,867,001
Roper Industries, Inc.	44,506	6,498,321

		19,365,322

Machinery (0.8%)
Flowserve Corp.	18,800	1,397,780
Wabtec Corp.	49,400	4,079,946

		5,477,726

Road & Rail (1.3%)
J.B. Hunt Transport Services, Inc.	23,476	1,732,060
Kansas City Southern	52,418	5,635,459
Union Pacific Corp.	11,456	1,142,736

		8,510,255

Trading Companies & Distributors (0.6%)
Fastenal Co.	31,983	1,582,839
W.W. Grainger, Inc.	9,412	2,393,189

		3,976,028

Total Industrials		89,919,955

Information Technology (23.3%)
Communications Equipment (0.2%)
QUALCOMM, Inc.	19,816	1,569,427

Internet Software & Services (10.8%)
Akamai Technologies, Inc.*	39,189	2,392,880
Baidu, Inc. (ADR)*	47,236	8,824,157
Facebook, Inc., Class A*	136,400	$9,178,356
Google, Inc., Class A*	34,400	20,112,648
Google, Inc., Class C*	35,300	20,307,384
LinkedIn Corp., Class A*	24,153	4,141,515
NAVER Corp.	3,849	3,176,433
Tencent Holdings Ltd.	172,500	2,630,768

		70,764,141

IT Services (5.6%)
Cognizant Technology Solutions Corp., Class A*	68,314	3,341,238
Fiserv, Inc.*	42,006	2,533,802
MasterCard, Inc., Class A	185,090	13,598,562
Visa, Inc., Class A	82,527	17,389,264

		36,862,866

Semiconductors & Semiconductor Equipment (0.7%)
ASML Holding N.V.	51,600	4,812,732

Software (3.6%)
NetSuite, Inc.*	28,889	2,509,876
Red Hat, Inc.*	66,231	3,660,588
Salesforce.com, Inc.*	145,579	8,455,228
ServiceNow, Inc.*	49,347	3,057,540
VMware, Inc., Class A*	35,100	3,398,031
Workday, Inc., Class A*	24,601	2,210,646

		23,291,909

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	123,974	11,520,904
Stratasys Ltd.*	34,400	3,908,872

		15,429,776

Total Information Technology		152,730,851

Materials (3.3%)
Chemicals (3.0%)
Ecolab, Inc.	63,480	7,067,863
FMC Corp.	4,443	316,297
Praxair, Inc.	31,777	4,221,257
Sherwin-Williams Co.	37,275	7,712,570

		19,317,987

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	16,317	2,154,660

Total Materials		21,472,647

Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
SoftBank Corp.	83,300	6,202,378

Total Telecommunication Services		6,202,378

Total Investments (99.0%) (Cost $386,076,081)		648,606,586
Other Assets Less Liabilities (1.0%)		6,710,397

Net Assets (100%)		$655,316,983

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1116

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$177,303,305	$3,225,764	$—	$180,529,069
Consumer Staples	20,079,200	1,668,539	—	21,747,739
Energy	24,138,606	—	—	24,138,606
Financials	51,473,561	—	—	51,473,561
Health Care	100,391,780	—	—	100,391,780
Industrials	89,919,955	—	—	89,919,955
Information Technology	146,923,650	5,807,201	—	152,730,851
Materials	21,472,647	—	—	21,472,647
Telecommunication Services	—	6,202,378	—	6,202,378

Total Assets	$631,702,704	$16,903,882	$—	$648,606,586

Total Liabilities	$—	$—	$—	$—

Total	$631,702,704	$16,903,882	$—	$648,606,586

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$141,697,113
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$129,065,330

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,603,522
Aggregate gross unrealized depreciation	(640,452)

Net unrealized appreciation	$261,963,070

Federal income tax cost of investments	$386,643,516

For the six months ended June 30, 2014, the Portfolio incurred approximately $2,016 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $76,438,908, which expires in the year 2017.

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $386,076,081)	$648,606,586
Cash	15,296,781
Receivable for securities sold	1,076,184
Receivable from Separate Accounts for Trust shares sold	589,586
Dividends, interest and other receivables	220,443
Other assets	4,106

Total assets	665,793,686

LIABILITIES
Payable for securities purchased	9,679,821
Investment management fees payable	376,765
Payable to Separate Accounts for Trust shares redeemed	180,844
Distribution fees payable – Class IB	103,464
Administrative fees payable	68,381
Distribution fees payable – Class IA	11,263
Trustees’ fees payable	300
Accrued expenses	55,865

Total liabilities	10,476,703

NET ASSETS	$655,316,983

Net assets were comprised of:
Paid in capital	$436,856,592
Accumulated undistributed net investment income (loss)	(1,001,750)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(43,070,116)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	262,532,257

Net assets	$655,316,983

Class IA
Net asset value, offering and redemption price per share, $56,594,654 / 1,646,761 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.37

Class IB
Net asset value, offering and redemption price per share, $510,898,893 / 15,021,257 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.01

Class K
Net asset value, offering and redemption price per share, $87,823,436 / 2,539,457 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.58

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,890 foreign withholding tax)	$2,320,437
Interest	3,875

Total income	2,324,312

EXPENSES
Investment management fees	2,338,261
Distribution fees – Class IB	609,525
Administrative fees	331,436
Distribution fees – Class IA	63,169
Printing and mailing expenses	31,541
Professional fees	21,925
Custodian fees	20,084
Trustees’ fees	8,415
Miscellaneous	13,603

Gross expenses	3,437,959
Less: Waiver from investment manager	(114,729)

Net expenses	3,323,230

NET INVESTMENT INCOME (LOSS)	(998,918)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	34,073,789
Foreign currency transactions	2,316

Net realized gain (loss)	34,076,105

Change in unrealized appreciation (depreciation) on:
Investments	(15,478,130)
Foreign currency translations	67

Net change in unrealized appreciation (depreciation)	(15,478,063)

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,598,042

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,599,124

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(998,918)	$(2,743,367)
Net realized gain (loss) on investments and foreign currency transactions	34,076,105	234,483,268
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(15,478,063)	(16,393,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,599,124	215,346,826

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 376,519 and 632,508 shares, respectively ]	12,575,269	18,002,781
Capital shares repurchased [ (143,544) and (195,197) shares, respectively ]	(4,693,659)	(5,470,969)

Total Class IA transactions	7,881,610	12,531,812

Class IB
Capital shares sold [ 904,994 and 2,616,426 shares, respectively ]	29,824,989	70,293,788
Capital shares repurchased [ (715,860) and (4,790,170) shares, respectively ]	(23,501,383)	(127,096,534)
Capital shares repurchased in-kind (Note 9)[ 0 and (18,485,438) shares, respectively ]	—	(483,111,955)

Total Class IB transactions	6,323,606	(539,914,701)

Class K
Capital shares sold [ 291,803 and 716,188 shares, respectively ]	9,878,480	19,545,042
Capital shares repurchased [ (422,814) and (630,020) shares, respectively ]	(14,128,666)	(17,624,094)
Capital shares repurchased in-kind (Note 9)[ 0 and (9) shares, respectively ]	—	(241)

Total Class K transactions	(4,250,186)	1,920,707

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,955,030	(525,462,182)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,554,154	(310,115,356)
NET ASSETS:
Beginning of period	627,762,829	937,878,185

End of period (a)	$655,316,983	$627,762,829

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,001,750)	$(2,832)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IA			2013		2012		2011		2010		2009
Net asset value, beginning of period	$33.43		$24.24		$20.38		$20.73		$17.78		$12.45

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(e)	(0.12	)(e)	(0.03	)(e)	(0.04	)(e)	(0.03	)(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.00		9.31		3.89		(0.31)		2.99		5.33

Total from investment operations	0.94		9.19		3.86		(0.35)		2.96		5.34

Less distributions:
Dividends from net investment income	—		—		—		—		(0.01)		(0.01)

Net asset value, end of period	$34.37		$33.43		$24.24		$20.38		$20.73		$17.78

Total return (b)	2.81%		37.91%		18.94%		(1.69)%		16.65%		42.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,595		$47,268		$23,668		$11,796		$45,882		$34,587
Ratio of expenses to average net assets:
After waivers (a)	1.10%		1.10%		1.14%		0.90%		0.91%		0.94%
After waivers and fees paid indirectly (a)	1.10%		1.10%		1.14%		0.90%		0.91%		0.94%
Before waivers and fees paid indirectly (a)	1.14%		1.14%		1.15%		0.90%		0.91%		0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.35)%		(0.41)%		(0.13)%		(0.18)%		(0.15)%		0.04%
After waivers and fees paid indirectly (a)	(0.35)%		(0.41)%		(0.13)%		(0.18)%		(0.15)%		0.04%
Before waivers and fees paid indirectly (a)	(0.39)%		(0.45)%		(0.14)%		(0.18)%		(0.15)%		0.02%
Portfolio turnover rate (z)	21%		40%		29%		32%		41%		52%

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IB			2013		2012		2011		2010		2009
Net asset value, beginning of period	$33.09		$23.99		$20.17		$20.57		$17.67		$12.41

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(e)	(0.10	)(e)	(0.04	)(e)	(0.09	)(e)	(0.07	)(e)	(0.03	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98		9.20		3.86		(0.31)		2.97		5.29

Total from investment operations	0.92		9.10		3.82		(0.40)		2.90		5.26

Net asset value, end of period	$34.01		$33.09		$23.99		$20.17		$20.57		$17.67

Total return (b)	2.78%		37.93%		18.94%		(1.94)%		16.41%		42.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$510,899		$490,761		$851,412		$673,234		$689,166		$555,545
Ratio of expenses to average net assets:
After waivers (a)	1.10%		1.10%		1.14%		1.15	%(c)	1.16%		1.19%
After waivers and fees paid indirectly (a)	1.10%		1.10%		1.14%		1.15	%(c)	1.16%		1.19%
Before waivers and fees paid indirectly (a)	1.14%		1.14%		1.15%		1.15	%(c)	1.16%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.35)%		(0.38)%		(0.18)%		(0.41)%		(0.40)%		(0.21)%
After waivers and fees paid indirectly (a)	(0.35)%		(0.38)%		(0.18)%		(0.41)%		(0.40)%		(0.21)%
Before waivers and fees paid indirectly (a)	(0.39)%		(0.41)%		(0.19)%		(0.41)%		(0.40)%		(0.23)%
Portfolio turnover rate (z)	21%		40%		29%		32%		41%		52%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K			2013		2012
Net asset value, beginning of period	$33.60		$24.30		$20.38		$20.57

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.04	)(e)	0.02	(e)†	0.01 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.00		9.34		3.90		(0.20)

Total from investment operations	0.98		9.30		3.92		(0.19)

Net asset value, end of period	$34.58		$33.60		$24.30		$20.38

Total return (b)	2.92%		38.27%		19.23%		(0.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$87,823		$89,734		$62,799		$39,050
Ratio of expenses to average net assets:
After waivers (a)	0.85%		0.85%		0.89%		0.96%
After waivers and fees paid indirectly (a)	0.85%		0.85%		0.89%		0.96%
Before waivers and fees paid indirectly (a)	0.89%		0.89%		0.90%		0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.11)%		(0.16)%		0.09%		0.32%
After waivers and fees paid indirectly (a)	(0.11)%		(0.16)%		0.09%		0.32%
Before waivers and fees paid indirectly (a)	(0.15)%		(0.19)%		0.08%		0.32%
Portfolio turnover rate (z)	21%		40%		29%		32%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1121

EQ/UBS GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	19.6%
Information Technology	16.8
Consumer Discretionary	15.8
Health Care	15.5
Consumer Staples	10.1
Energy	9.6
Industrials	7.2
Materials	4.3
Telecommunication Services	0.1
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IB
Actual	$1,000.00	$1,094.00	$5.45
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.8%)
Automobiles (2.7%)
Ford Motor Co.	75,300	$1,298,172
General Motors Co.	31,100	1,128,930

		2,427,102

Hotels, Restaurants & Leisure (2.5%)
Yum! Brands, Inc.	28,500	2,314,200

Household Durables (0.7%)
Lennar Corp., Class A	15,600	654,888

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*	5,623	1,826,238

Media (4.2%)
Comcast Corp., Class A	34,427	1,848,042
Walt Disney Co.	23,400	2,006,316

		3,854,358

Multiline Retail (1.7%)
J.C. Penney Co., Inc.*	65,200	590,060
Macy’s, Inc.	16,448	954,313

		1,544,373

Specialty Retail (0.7%)
Best Buy Co., Inc.	21,100	654,311

Textiles, Apparel & Luxury Goods (1.3%)
Ralph Lauren Corp.	7,157	1,150,058

Total Consumer Discretionary		14,425,528

Consumer Staples (10.1%)
Beverages (2.7%)
PepsiCo, Inc.	27,600	2,465,784

Food & Staples Retailing (1.9%)
Rite Aid Corp.*	74,400	533,448
Walgreen Co.	15,800	1,171,254

		1,704,702

Food Products (2.8%)
Mondelez International, Inc., Class A	67,354	2,533,184

Tobacco (2.7%)
Philip Morris International, Inc.	28,920	2,438,245

Total Consumer Staples		9,141,915

Energy (9.6%)
Energy Equipment & Services (4.1%)
Baker Hughes, Inc.	10,770	801,827
Halliburton Co.	12,794	908,502
McDermott International, Inc.*	113,312	916,694
Noble Corp. plc	32,490	1,090,364

		3,717,387

Oil, Gas & Consumable Fuels (5.5%)
Chevron Corp.	7,400	966,070
EOG Resources, Inc.	18,346	2,143,913
Exxon Mobil Corp.	10,700	1,077,276
PDC Energy, Inc.*	13,500	852,525

		5,039,784

Total Energy		8,757,171

Financials (19.6%)
Banks (8.0%)
Citigroup, Inc.	47,233	$2,224,675
JPMorgan Chase & Co.	39,468	2,274,146
U.S. Bancorp/Minnesota	36,400	1,576,848
Wells Fargo & Co.	23,338	1,226,645

		7,302,314

Capital Markets (2.8%)
Invesco Ltd.	21,100	796,525
Morgan Stanley	54,475	1,761,177

		2,557,702

Consumer Finance (1.4%)
Capital One Financial Corp.	15,800	1,305,080

Insurance (4.0%)
Aon plc	10,400	936,936
Lincoln National Corp.	21,308	1,096,083
MetLife, Inc.	28,151	1,564,070

		3,597,089

Real Estate Investment Trusts (REITs) (3.4%)
Digital Realty Trust, Inc. (REIT)	27,957	1,630,452
Simon Property Group, Inc. (REIT)	8,800	1,463,264

		3,093,716

Total Financials		17,855,901

Health Care (15.5%)
Biotechnology (3.7%)
Acorda Therapeutics, Inc.*	34,660	1,168,389
Alnylam Pharmaceuticals, Inc.*	10,077	636,564
Bluebird Bio, Inc.*	4,300	165,851
Epizyme, Inc.*	4,020	125,102
Gilead Sciences, Inc.*	11,569	959,186
Lexicon Pharmaceuticals, Inc.*	176,833	284,701
MacroGenics, Inc.*	3,400	73,882

		3,413,675

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	10,731	775,852

Health Care Providers & Services (3.0%)
Envision Healthcare Holdings, Inc.*	12,700	456,057
Laboratory Corp. of America Holdings*	10,000	1,024,000
UnitedHealth Group, Inc.	15,849	1,295,656

		2,775,713

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	5,751	688,452

Pharmaceuticals (7.1%)
Allergan, Inc.	5,929	1,003,305
Eli Lilly and Co.	33,800	2,101,346
Hospira, Inc.*	21,077	1,082,726
Impax Laboratories, Inc.*	27,454	823,345
Mallinckrodt plc*	10,600	848,212
Teva Pharmaceutical Industries Ltd. (ADR)	11,714	614,048

		6,472,982

Total Health Care		14,126,674

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (7.2%)
Aerospace & Defense (0.6%)
General Dynamics Corp.	4,445	$518,065

Building Products (0.7%)
Owens Corning, Inc.	16,100	622,748

Commercial Services & Supplies (1.3%)
Waste Management, Inc.	27,348	1,223,276

Industrial Conglomerates (1.2%)
Danaher Corp.	14,200	1,117,966

Machinery (1.0%)
Illinois Tool Works, Inc.	10,726	939,169

Road & Rail (2.4%)
Hertz Global Holdings, Inc.*	40,456	1,133,981
Norfolk Southern Corp.	9,957	1,025,870

		2,159,851

Total Industrials		6,581,075

Information Technology (16.8%)
Electronic Equipment, Instruments & Components (1.3%)
Jabil Circuit, Inc.	57,000	1,191,300

IT Services (0.8%)
ServiceSource International, Inc.*	117,967	684,209

Semiconductors & Semiconductor Equipment (6.8%)
Applied Materials, Inc.	56,400	1,271,820
Broadcom Corp., Class A	28,872	1,071,729
Freescale Semiconductor Ltd.*	28,512	670,032
Mellanox Technologies Ltd.*	27,100	944,706
Micron Technology, Inc.*	32,714	1,077,926
NXP Semiconductor N.V.*	17,561	1,162,187

		6,198,400

Software (2.9%)
Check Point Software Technologies Ltd.*	19,174	1,285,233

Symantec Corp.	57,702	$1,321,376

		2,606,609

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	38,399	3,568,419
NetApp, Inc.	28,151	1,028,074

		4,596,493

Total Information Technology		15,277,011

Materials (4.3%)
Chemicals (3.2%)
Air Products and Chemicals, Inc.	5,100	655,962
Monsanto Co.	9,400	1,172,556
Praxair, Inc.	8,500	1,129,140

		2,957,658

Construction Materials (1.1%)
Martin Marietta Materials, Inc.	7,300	963,965

Total Materials		3,921,623

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
NII Holdings, Inc.*	197,806	108,793

Total Telecommunication Services		108,793

Total Investments (99.0%) (Cost $68,820,192)		90,195,691
Other Assets Less Liabilities (1.0%)		932,287

Net Assets (100%)		$91,127,978

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,425,528	$—	$—	$14,425,528
Consumer Staples	9,141,915	—	—	9,141,915
Energy	8,757,171	—	—	8,757,171
Financials	17,855,901	—	—	17,855,901

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$14,126,674	$—	$—	$14,126,674
Industrials	6,581,075	—	—	6,581,075
Information Technology	15,277,011	—	—	15,277,011
Materials	3,921,623	—	—	3,921,623
Telecommunication Services	108,793	—	—	108,793

Total Assets	$90,195,691	$—	$—	$90,195,691

Total Liabilities	$—	$—	$—	$—

Total	$90,195,691	$—	$—	$90,195,691

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,315,549
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,387,347

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,708,207
Aggregate gross unrealized depreciation	(3,366,390)

Net unrealized appreciation	$21,341,817

Federal income tax cost of investments	$68,853,874

For the six months ended June 30, 2014, the Portfolio incurred approximately $6 as brokerage commissions with Sanford C. Bernstein & Co., LLC and $356 with UBS AG, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $8,906,028, which expires in the year 2017.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $68,820,192)	$90,195,691
Cash	1,207,035
Dividends, interest and other receivables	80,717
Receivable from Separate Accounts for Trust shares sold	31,985
Other assets	462

Total assets	91,515,890

LIABILITIES
Payable for securities purchased	245,856
Investment management fees payable	43,754
Payable to Separate Accounts for Trust shares redeemed	32,469
Administrative fees payable	22,355
Distribution fees payable – Class IB	18,438
Trustees’ fees payable	62
Accrued expenses	24,978

Total liabilities	387,912

NET ASSETS	$91,127,978

Net assets were comprised of:
Paid in capital	$73,058,592
Accumulated undistributed net investment income (loss)	266,205
Accumulated undistributed net realized gain (loss) on investments	(3,572,318)
Net unrealized appreciation (depreciation) on investments	21,375,499

Net assets	$91,127,978

Class IB
Net asset value, offering and redemption price per share, $91,127,978 / 9,664,746 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.43

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $605 foreign withholding tax)	$704,455
Interest	648

Total income	705,103

EXPENSES
Investment management fees	316,330
Distribution fees – Class IB	105,443
Administrative fees	57,689
Professional fees	15,581
Custodian fees	8,804
Printing and mailing expenses	4,263
Trustees’ fees	1,136
Miscellaneous	1,710

Gross expenses	510,956
Less: Waiver from investment manager	(67,876)

Net expenses	443,080

NET INVESTMENT INCOME (LOSS)	262,023

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	5,371,574
Net change in unrealized appreciation (depreciation) on investments	2,097,015

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,468,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,730,612

See Notes to Financial Statements.

1126

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$262,023	$720,059
Net realized gain (loss) on investments	5,371,574	30,094,911
Net change in unrealized appreciation (depreciation) on investments	2,097,015	3,893,574

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,730,612	34,708,544

DIVIDENDS:
Dividends from net investment income
Class IB	—	(749,617)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 665,813 and 3,133,106 shares, respectively ]	5,934,844	23,413,034
Capital shares issued in reinvestment of dividends [ 0 and 89,363 shares, respectively ]	—	749,617
Capital shares repurchased [ (824,799) and (3,466,071) shares, respectively ]	(7,241,561)	(25,819,425)
Capital shares repurchased in-kind (Note 9)[ 0 and (12,251,723) shares, respectively ]	—	(90,888,048)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,306,717)	(92,544,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,423,895	(58,585,895)
NET ASSETS:
Beginning of period	84,704,083	143,289,978

End of period (a)	$91,127,978	$84,704,083

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$266,205	$4,182

See Notes to Financial Statements.

1127

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$8.62	$6.42	$5.74	$5.95	$5.30	$4.03

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.05 (e)	0.05 (e)	0.05 (e)	0.04 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments	0.78	2.23	0.69	(0.21)	0.65	1.27

Total from investment operations	0.81	2.28	0.74	(0.16)	0.69	1.31

Less distributions:
Dividends from net investment income	—	(0.08)	(0.06)	(0.05)	(0.04)	(0.04)

Net asset value, end of period	$9.43	$8.62	$6.42	$5.74	$5.95	$5.30

Total return (b)	9.40%	35.50%	12.80%	(2.72)%	13.04%	32.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$91,128	$84,704	$143,290	$136,123	$149,759	$142,818
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.05%	1.05%	1.05%	1.03%	1.03%	1.01%
Before waivers and fees paid indirectly (a)	1.21%	1.19%	1.19%	1.17%	1.15%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.62%	0.61%	0.81%	0.75%	0.69%	0.79%
After waivers and fees paid indirectly (a)	0.62%	0.61%	0.81%	0.77%	0.71%	0.83%
Before waivers and fees paid indirectly (a)	0.46%	0.47%	0.67%	0.63%	0.59%	0.65%
Portfolio turnover rate (z)	22%	58%	65%	63%	53%	54%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1128

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	23.0%
Consumer Discretionary	20.1
Industrials	17.1
Health Care	14.6
Financials	9.4
Energy	6.6
Consumer Staples	2.9
Telecommunication Services	2.4
Materials	2.1
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,018.70	$5.23
Hypothetical (5% average return before expenses)	1,000.00	1,019.62	5.23
Class IB
Actual	1,000.00	1,019.10	5.23
Hypothetical (5% average return before expenses)	1,000.00	1,019.62	5.23
Class K
Actual	1,000.00	1,020.30	3.98
Hypothetical (5% average return before expenses)	1,000.00	1,020.86	3.98

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1129

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EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (20.1%)
Auto Components (2.6%)
BorgWarner, Inc.	93,000	$6,062,670
Delphi Automotive plc	79,700	5,478,578

		11,541,248

Distributors (1.1%)
LKQ Corp.*	178,100	4,753,489

Hotels, Restaurants & Leisure (1.4%)
Chipotle Mexican Grill, Inc.*	10,700	6,339,857

Internet & Catalog Retail (5.3%)
Amazon.com, Inc.*	31,453	10,215,305
Netflix, Inc.*	12,600	5,551,560
priceline.com, Inc.*	6,197	7,454,991

		23,221,856

Media (5.2%)
Liberty Global plc*	172,036	7,278,843
Liberty Global plc, Class A*	18,846	833,370
Time Warner, Inc.	89,200	6,266,300
Twenty-First Century Fox, Inc., Class A	237,800	8,358,670

		22,737,183

Specialty Retail (3.1%)
Advance Auto Parts, Inc.	44,414	5,992,337
AutoNation, Inc.*	88,800	5,299,584
Restoration Hardware Holdings, Inc.*	23,927	2,226,407

		13,518,328

Textiles, Apparel & Luxury Goods (1.4%)
Under Armour, Inc., Class A*	104,362	6,208,496

Total Consumer Discretionary		88,320,457

Consumer Staples (2.9%)
Beverages (2.9%)
Constellation Brands, Inc., Class A*	143,304	12,629,381

Total Consumer Staples		12,629,381

Energy (6.6%)
Energy Equipment & Services (2.0%)
Halliburton Co.	126,300	8,968,563

Oil, Gas & Consumable Fuels (4.6%)
Antero Resources Corp.*	76,426	5,015,839
Gulfport Energy Corp.*	53,200	3,340,960
Marathon Petroleum Corp.	36,940	2,883,906
Pioneer Natural Resources Co.	24,520	5,634,941
Sanchez Energy Corp.*	86,070	3,235,371

		20,111,017

Total Energy		29,079,580

Financials (9.4%)
Banks (2.3%)
First Republic Bank/California	123,000	6,763,770
Texas Capital Bancshares, Inc.*	66,318	3,577,856

		10,341,626

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	34,916	$7,171,746

Consumer Finance (2.6%)
American Express Co.	119,600	11,346,452

Diversified Financial Services (2.4%)
Intercontinental Exchange, Inc.	35,106	6,631,524
McGraw Hill Financial, Inc.	45,201	3,753,039

		10,384,563

Insurance (0.5%)
eHealth, Inc.*	57,800	2,194,666

Total Financials		41,439,053

Health Care (14.6%)
Biotechnology (6.0%)
Alexion Pharmaceuticals, Inc.*	27,338	4,271,562
Biogen Idec, Inc.*	16,821	5,303,830
Celgene Corp.*	94,600	8,124,248
Gilead Sciences, Inc.*	59,771	4,955,614
Regeneron Pharmaceuticals, Inc.*	13,700	3,869,839

		26,525,093

Health Care Providers & Services (3.8%)
DaVita HealthCare Partners, Inc.*	84,300	6,096,576
Envision Healthcare Holdings, Inc.*	127,229	4,568,793
McKesson Corp.	31,200	5,809,752

		16,475,121

Health Care Technology (0.8%)
Cerner Corp.*	65,700	3,388,806

Pharmaceuticals (4.0%)
AbbVie, Inc.	149,500	8,437,780
Bristol-Myers Squibb Co.	116,800	5,665,968
Jazz Pharmaceuticals plc*	23,700	3,484,137

		17,587,885

Total Health Care		63,976,905

Industrials (17.1%)
Aerospace & Defense (2.8%)
B/E Aerospace, Inc.*	59,300	5,484,657
Precision Castparts Corp.	27,396	6,914,751

		12,399,408

Airlines (2.5%)
American Airlines Group, Inc.*	103,600	4,450,656
Delta Air Lines, Inc.	165,400	6,404,288

		10,854,944

Construction & Engineering (1.2%)
Quanta Services, Inc.*	156,873	5,424,668

Electrical Equipment (1.5%)
Acuity Brands, Inc.	9,700	1,341,025
Eaton Corp. plc	66,712	5,148,832

		6,489,857

See Notes to Financial Statements.

1130

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EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (2.7%)
Cummins, Inc.	47,600	$7,344,204
Proto Labs, Inc.*	55,196	4,521,656

		11,865,860

Professional Services (2.5%)
Advisory Board Co.*	41,923	2,171,612
IHS, Inc., Class A*	65,024	8,821,806

		10,993,418

Road & Rail (2.8%)
Canadian Pacific Railway Ltd.	36,400	6,593,496
Swift Transportation Co.*	230,300	5,810,469

		12,403,965

Trading Companies & Distributors (1.1%)
United Rentals, Inc.*	44,700	4,681,431

Total Industrials		75,113,551

Information Technology (23.0%)
Electronic Equipment, Instruments & Components (3.1%)
Cognex Corp.*	130,300	5,003,520
FLIR Systems, Inc.	60,100	2,087,273
TE Connectivity Ltd.	106,400	6,579,776

		13,670,569

Internet Software & Services (8.3%)
CoStar Group, Inc.*	13,407	2,120,585
Facebook, Inc., Class A*	175,588	11,815,317
Google, Inc., Class A*	18,108	10,587,204
Google, Inc., Class C*	14,708	8,461,218
Yelp, Inc.*	45,505	3,489,324

		36,473,648

IT Services (3.9%)
Vantiv, Inc., Class A*	190,391	6,400,946
Visa, Inc., Class A	51,016	10,749,581

		17,150,527

Semiconductors & Semiconductor Equipment (2.0%)
ARM Holdings plc (ADR)	82,863	$3,748,722
Micron Technology, Inc.*	159,700	5,262,115

		9,010,837

Software (3.5%)
Aspen Technology, Inc.*	61,345	2,846,408
Guidewire Software, Inc.*	57,349	2,331,810
Salesforce.com, Inc.*	117,058	6,798,729
ServiceNow, Inc.*	57,323	3,551,733

		15,528,680

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	102,179	9,495,494

Total Information Technology		101,329,755

Materials (2.1%)
Chemicals (2.1%)
Monsanto Co.	74,089	9,241,862

Total Materials		9,241,862

Telecommunication Services (2.4%)
Wireless Telecommunication Services (2.4%)
SBA Communications Corp., Class A*	102,260	10,461,198

Total Telecommunication Services		10,461,198

Total Investments (98.2%) (Cost $338,026,972)		431,591,742
Other Assets Less Liabilities (1.8%)		8,080,768

Net Assets (100%)		$439,672,510

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$88,320,457	$—	$—	$88,320,457
Consumer Staples	12,629,381	—	—	12,629,381

See Notes to Financial Statements.

1131

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$29,079,580	$—	$—	$29,079,580
Financials	41,439,053	—	—	41,439,053
Health Care	63,976,905	—	—	63,976,905
Industrials	75,113,551	—	—	75,113,551
Information Technology	101,329,755	—	—	101,329,755
Materials	9,241,862	—	—	9,241,862
Telecommunication Services	10,461,198	—	—	10,461,198

Total Assets	$431,591,742	$—	$—	$431,591,742

Total Liabilities	$—	$—	$—	$—

Total	$431,591,742	$—	$—	$431,591,742

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

The Portfolio held no derivatives contracts during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$203,406,704
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$195,859,332

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,269,144
Aggregate gross unrealized depreciation	(4,781,741)

Net unrealized appreciation	$93,487,403

Federal income tax cost of investments	$338,104,339

See Notes to Financial Statements.

1132

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited )

ASSETS
Investments at value (Cost $338,026,972)	$431,591,742
Cash	7,277,910
Receivable for securities sold	4,080,470
Receivable from Separate Accounts for Trust shares sold	541,641
Dividends, interest and other receivables	20,866
Other assets	1,218

Total assets	443,513,847

LIABILITIES
Payable for securities purchased	3,290,994
Investment management fees payable	230,950
Payable to Separate Accounts for Trust shares redeemed	145,170
Distribution fees payable – Class IB	83,598
Administrative fees payable	50,906
Distribution fees payable – Class IA	3,442
Trustees’ fees payable	123
Accrued expenses	36,154

Total liabilities	3,841,337

NET ASSETS	$439,672,510

Net assets were comprised of:
Paid in capital	$305,067,280
Accumulated undistributed net investment income (loss)	(1,265,010)
Accumulated undistributed net realized gain (loss) on investments	42,305,470
Net unrealized appreciation (depreciation) on investments	93,564,770

Net assets	$439,672,510

Class IA
Net asset value, offering and redemption price per share, $17,071,727 / 1,361,390 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.54

Class IB
Net asset value, offering and redemption price per share, $413,641,046 / 33,767,080 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.25

Class K
Net asset value, offering and redemption price per share, $8,959,737 / 712,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.58

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,782 foreign withholding tax)	$904,178
Interest	5,288

Total income	909,466

EXPENSES
Investment management fees	1,359,854
Distribution fees – Class IB	492,159
Administrative fees	227,367
Printing and mailing expenses	21,106
Distribution fees – Class IA	20,596
Professional fees	19,104
Custodian fees	17,351
Trustees’ fees	5,637
Miscellaneous	11,302

Total expenses	2,174,476

NET INVESTMENT INCOME (LOSS)	(1,265,010)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	31,406,710
Net change in unrealized appreciation (depreciation) on investments	(22,062,206)

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,344,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,079,494

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,265,010)	$(2,522,627)
Net realized gain (loss) on investments	31,406,710	224,750,091
Net change in unrealized appreciation (depreciation) on investments	(22,062,206)	(44,828,469)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,079,494	177,398,995

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(3,366,922)
Class IB	—	(84,027,521)
Class K	—	(1,637,392)

TOTAL DISTRIBUTIONS	—	(89,031,835)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 233,576 and 292,199 shares, respectively ]	2,828,529	3,736,010
Capital shares issued in reinvestment of distributions [ 0 and 278,711 shares, respectively ]	—	3,366,922
Capital shares repurchased [ (203,106) and (228,269) shares, respectively ]	(2,451,410)	(2,973,824)

Total Class IA transactions	377,119	4,129,108

Class IB
Capital shares sold [ 3,090,790 and 11,195,402 shares, respectively ]	36,678,034	138,968,820
Capital shares issued in reinvestment of distributions [ 0 and 7,120,584 shares, respectively ]	—	84,027,521
Capital shares repurchased [ (2,375,924) and (11,393,024) shares, respectively ]	(28,015,580)	(140,332,246)
Capital shares repurchased in-kind (Note 9)[ 0 and (52,898,368) shares, respectively ]	—	(645,225,118)

Total Class IB transactions	8,662,454	(562,561,023)

Class K
Capital shares sold [ 251,484 and 623,820 shares, respectively ]	3,075,600	8,007,068
Capital shares issued in reinvestment of distributions [ 0 and 135,485 shares, respectively ]	—	1,637,392
Capital shares repurchased [ (208,298) and (217,214) shares, respectively ]	(2,543,598)	(2,755,487)
Capital shares repurchased in-kind (Note 9)[ 0 and (10) shares, respectively ]	—	(125)

Total Class K transactions	532,002	6,888,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,571,575	(551,543,067)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,651,069	(463,175,907)
NET ASSETS:
Beginning of period	422,021,441	885,197,348

End of period (a)	$439,672,510	$422,021,441

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,265,010)	—

See Notes to Financial Statements.

1134

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IA			2013		2012		2011		2010		2009
Net asset value, beginning of period	$12.31		$11.25		$9.65		$10.43		$9.11		$6.50

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.06	)(e)	—	#(e)	(0.03	)(e)	—	#(e)	0.04 (e)
Net realized and unrealized gain (loss) on investments	0.27		4.35		1.97		(0.57)		1.60		2.60

Total from investment operations	0.23		4.29		1.97		(0.60)		1.60		2.64

Less distributions:
Dividends from net investment income	—		—		—	#	—		—	#	(0.03)
Distributions from net realized gains	—		(3.23)		(0.37)		(0.18)		(0.28)		—

Total dividends and distributions	—		(3.23)		(0.37)		(0.18)		(0.28)		(0.03)

Net asset value, end of period	$12.54		$12.31		$11.25		$9.65		$10.43		$9.11

Total return (b)	1.87%		39.08%		20.47%		(5.64)%		17.56%		40.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,072		$16,381		$11,114		$8,833		$7,796		$2,278
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.04%		1.03%		1.02%		0.76%		0.71%		0.83%
Before fees paid indirectly (a)	1.04%		1.04%		1.03%		0.78%		0.78%		0.85%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.61)%		(0.47)%		0.01%		(0.33)%		—	%‡‡	0.45%
Before fees paid indirectly (a)	(0.61)%		(0.48)%		—	%‡‡	(0.35)%		(0.07)%		0.43%
Portfolio turnover rate (z)	47%		103%		92%		110%		164%		15%

See Notes to Financial Statements.

1135

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IB			2013		2012		2011		2010		2009
Net asset value, beginning of period	$12.02		$11.04		$9.48		$10.28		$9.00		$6.42

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.05	)(e)	—	#(e)	(0.06	)(e)	(0.02	)(e)	0.02 (e)
Net realized and unrealized gain (loss) on investments	0.27		4.26		1.93		(0.56)		1.58		2.57

Total from investment operations	0.23		4.21		1.93		(0.62)		1.56		2.59

Less distributions:
Dividends from net investment income	—		—		—	#	—		—	#	(0.01)
Distributions from net realized gains	—		(3.23)		(0.37)		(0.18)		(0.28)		—

Total dividends and distributions	—		(3.23)		(0.37)		(0.18)		(0.28)		(0.01)

Net asset value, end of period	$12.25		$12.02		$11.04		$9.48		$10.28		$9.00

Total return (b)	1.91%		39.07%		20.41%		(5.92)%		17.33%		40.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$413,641		$397,390		$872,656		$678,530		$558,097		$381,950
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.04%		1.03%		1.02%		1.01	%(c)	0.96	%(c)	1.09%
Before fees paid indirectly (a)	1.04%		1.04%		1.03%		1.03%		1.03%		1.10%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.61)%		(0.39)%		0.01%		(0.57)%		(0.24)%		0.22%
Before fees paid indirectly (a)	(0.61)%		(0.39)%		—	%‡‡	(0.60)%		(0.32)%		0.20%
Portfolio turnover rate (z)	47%		103%		92%		110%		164%		15%

See Notes to Financial Statements.

1136

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$12.33		$11.23		$11.26

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.03	)(e)	0.05 (e)
Net realized and unrealized gain (loss) on investments	0.27		4.36		0.21

Total from investment operations	0.25		4.33		0.26

Less distributions:
Dividends from net investment income	—		—		(0.03)
Distributions from net realized gains	—		(3.23)		(0.26)

Total dividends and distributions	—		(3.23)		(0.29)

Net asset value, end of period	$12.58		$12.33		$11.23

Total return (b)	2.03%		39.51%		2.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,960		$8,250		$1,427
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.79%		0.78%		0.79%
Before fees paid indirectly (a)	0.79%		0.79%		0.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.36)%		(0.23)%		1.32%
Before fees paid indirectly (a)	(0.36)%		(0.25)%		1.32%
Portfolio turnover rate (z)	47%		103%		92%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Percent shown is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1137

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	26.0%
Consumer Discretionary	21.1
Health Care	18.1
Industrials	10.7
Energy	6.6
Consumer Staples	6.3
Materials	4.4
Financials	4.3
Telecommunication Services	1.3
Utilities	0.1
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,054.80	$5.36
Hypothetical (5% average return before expenses)	1,000.00	1,019.58	5.27
Class IB
Actual	1,000.00	1,055.00	5.36
Hypothetical (5% average return before expenses)	1,000.00	1,019.58	5.27
Class K
Actual	1,000.00	1,056.00	4.09
Hypothetical (5% average return before expenses)	1,000.00	1,020.82	4.02

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1138

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (21.1%)
Auto Components (0.3%)
BorgWarner, Inc.	12,240	$797,926
Dana Holding Corp.	6,468	157,948
Delphi Automotive plc	12,900	886,746
Drew Industries, Inc.	924	46,209
Gentex Corp.	5,200	151,268
Gentherm, Inc.*	1,188	52,807
Goodyear Tire & Rubber Co.	13,590	377,530
Johnson Controls, Inc.	8,700	434,391
Lear Corp.	3,200	285,824
Tenneco, Inc.*	2,838	186,457

		3,377,106

Automobiles (0.7%)
Harley-Davidson, Inc.	10,691	746,766
Tesla Motors, Inc.*	28,828	6,920,450
Thor Industries, Inc.	2,700	153,549

		7,820,765

Distributors (0.1%)
Genuine Parts Co.	7,193	631,545
LKQ Corp.*	15,863	423,384
Pool Corp.	2,112	119,455

		1,174,384

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	4,100	176,054
Grand Canyon Education, Inc.*	1,320	60,680
H&R Block, Inc.	12,011	402,609
Hillenbrand, Inc.	2,249	73,362
ITT Educational Services, Inc.*	1,980	33,046
K12, Inc.*	1,450	34,902
Service Corp. International	7,325	151,774
Weight Watchers International, Inc.	1,299	26,201

		958,628

Hotels, Restaurants & Leisure (4.3%)
Bally Technologies, Inc.*	2,300	151,156
Bloomin’ Brands, Inc.*	6,400	143,552
Brinker International, Inc.	3,498	170,178
Buffalo Wild Wings, Inc.*	22,300	3,695,333
Burger King Worldwide, Inc.	5,742	156,297
Caesars Entertainment Corp.*	6,600	119,328
Cheesecake Factory, Inc.	3,400	157,828
Chipotle Mexican Grill, Inc.*	11,102	6,578,046
Choice Hotels International, Inc.	3,632	171,104
Cracker Barrel Old Country Store, Inc.	1,600	159,312
Denny’s Corp.*	5,082	33,135
DineEquity, Inc.	1,452	115,419
Domino’s Pizza, Inc.	2,508	183,310
Dunkin’ Brands Group, Inc.	5,362	245,633
Einstein Noah Restaurant Group, Inc.	132	2,120
Hilton Worldwide Holdings, Inc.*	37,655	877,362
Interval Leisure Group, Inc.	2,371	52,020

Jack in the Box, Inc.	2,600	$155,584
Las Vegas Sands Corp.	41,242	3,143,465
Life Time Fitness, Inc.*	195	9,504
Marriott International, Inc., Class A	10,854	695,741
McDonald’s Corp.	50,144	5,051,507
MGM Resorts International*	41,000	1,082,400
Morgans Hotel Group Co.*	1,188	9,421
Norwegian Cruise Line Holdings Ltd.*	3,696	117,163
Panera Bread Co., Class A*	1,452	217,553
Papa John’s International, Inc.	1,848	78,337
Pinnacle Entertainment, Inc.*	2,068	52,072
Popeyes Louisiana Kitchen, Inc.*	726	31,733
Ruth’s Hospitality Group, Inc.	594	7,336
Scientific Games Corp., Class A*	5,016	55,778
SeaWorld Entertainment, Inc.	5,000	141,650
Six Flags Entertainment Corp.	3,800	161,690
Sonic Corp.*	4,554	100,552
Starbucks Corp.	124,775	9,655,090
Starwood Hotels & Resorts Worldwide, Inc.	60,756	4,910,300
Texas Roadhouse, Inc.	4,158	108,108
Vail Resorts, Inc.	2,300	177,514
Wyndham Worldwide Corp.	6,732	509,747
Wynn Resorts Ltd.	38,308	7,951,208
Yum! Brands, Inc.	22,462	1,823,914

		49,258,500

Household Durables (0.3%)
D.R. Horton, Inc.	57,610	1,416,054
Harman International Industries, Inc.	3,400	365,262
iRobot Corp.*	990	40,540
Jarden Corp.*	2,762	163,925
Newell Rubbermaid, Inc.	7,391	229,047
NVR, Inc.*	198	227,819
Tempur Sealy International, Inc.*	3,100	185,070
Tupperware Brands Corp.	3,564	298,307
Whirlpool Corp.	990	137,828

		3,063,852

Internet & Catalog Retail (4.6%)
Amazon.com, Inc.*	33,985	11,037,648
Blue Nile, Inc.*	990	27,720
Ctrip.com International Ltd. (ADR)*	16,200	1,037,448
Expedia, Inc.	49,946	3,933,747
Groupon, Inc.*	18,545	122,768
HomeAway, Inc.*	3,800	132,316
HSN, Inc.	2,700	159,948
Liberty Interactive Corp.*	62,614	1,838,347
Liberty Ventures*	9,310	687,078
Netflix, Inc.*	17,450	7,688,470
Nutrisystem, Inc.	1,650	28,231
Overstock.com, Inc.*	858	13,531
PetMed Express, Inc.	1,254	16,904
Priceline Group, Inc.*	16,714	20,106,942

See Notes to Financial Statements.

1139

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

TripAdvisor, Inc.*	48,044	$5,220,461
zulily, Inc., Class A*	2,600	106,470

		52,158,029

Leisure Products (0.1%)
Brunswick Corp.	3,800	160,094
Hasbro, Inc.	4,339	230,184
Mattel, Inc.	6,100	237,717
Polaris Industries, Inc.	3,208	417,810

		1,045,805

Media (5.9%)
AMC Networks, Inc., Class A*	26,078	1,603,536
Cablevision Systems Corp. – New York Group, Class A	132,166	2,332,730
CBS Corp. (Non-Voting), Class B	46,480	2,888,267
Charter Communications, Inc., Class A*	3,906	618,632
Cinemark Holdings, Inc.	5,280	186,701
Clear Channel Outdoor Holdings, Inc., Class A	17,800	145,604
Comcast Corp., Class A	361,204	19,350,038
Crown Media Holdings, Inc., Class A*	264	958
DIRECTV*	50,283	4,274,558
Discovery Communications, Inc., Class A*	22,223	1,650,724
DISH Network Corp., Class A*	9,239	601,274
Global Sources Ltd.*	1,016	8,412
Interpublic Group of Cos., Inc.	20,877	407,310
Lamar Advertising Co., Class A	3,498	185,394
Liberty Global plc*	8,048	340,511
Liberty Global plc, Class A*	8,048	355,883
Liberty Media Corp.*	13,142	1,796,249
Lions Gate Entertainment Corp.	4,158	118,836
Loral Space & Communications, Inc.*	698	50,738
Madison Square Garden Co., Class A*	26,011	1,624,387
Morningstar, Inc.	2,000	143,620
National CineMedia, Inc.	148	2,591
Omnicom Group, Inc.	12,926	920,590
Scripps Networks Interactive, Inc., Class A	4,861	394,422
Sirius XM Holdings, Inc.*	136,011	470,598
Starz, Class A*	16,290	485,279
Time Warner Cable, Inc.	14,569	2,146,014
Twenty-First Century Fox, Inc., Class A	125,184	4,400,218
Viacom, Inc., Class B	62,561	5,425,915
Walt Disney Co.	152,660	13,089,068
World Wrestling Entertainment, Inc., Class A	28,180	336,187

		66,355,244

Multiline Retail (0.4%)
Big Lots, Inc.*	3,036	138,745
Dillard’s, Inc., Class A	1,452	169,318
Dollar General Corp.*	11,653	668,416
Dollar Tree, Inc.*	28,956	1,576,944

Family Dollar Stores, Inc.	5,744	$379,908
Macy’s, Inc.	14,833	860,610
Nordstrom, Inc.	7,374	500,916
Target Corp.	3,140	181,963

		4,476,820

Specialty Retail (2.3%)
Aaron’s, Inc.	561	19,994
Abercrombie & Fitch Co., Class A	2,508	108,471
Advance Auto Parts, Inc.	3,366	454,141
America’s Car-Mart, Inc.*	594	23,493
AutoNation, Inc.*	3,102	185,127
AutoZone, Inc.*	1,791	960,406
Bed Bath & Beyond, Inc.*	4,261	244,496
Buckle, Inc.	1,914	84,905
Cabela’s, Inc.*	2,112	131,789
CarMax, Inc.*	22,599	1,175,374
Cato Corp., Class A	1,720	53,148
Chico’s FAS, Inc.	9,900	167,904
Dick’s Sporting Goods, Inc.	4,884	227,399
Finish Line, Inc., Class A	726	21,591
Gap, Inc.	13,991	581,606
GNC Holdings, Inc., Class A	3,432	117,031
Home Depot, Inc.	128,754	10,423,924
L Brands, Inc.	4,277	250,889
Lowe’s Cos., Inc.	87,157	4,182,664
Lumber Liquidators Holdings, Inc.*	1,320	100,254
O’Reilly Automotive, Inc.*	5,496	827,698
Penske Automotive Group, Inc.	3,600	178,200
PetSmart, Inc.	5,016	299,957
Ross Stores, Inc.	11,087	733,183
Sally Beauty Holdings, Inc.*	6,707	168,212
Signet Jewelers Ltd.	2,700	298,593
Tiffany & Co.	4,909	492,127
TJX Cos., Inc.	36,043	1,915,685
Tractor Supply Co.	24,320	1,468,928
Ulta Salon Cosmetics & Fragrance, Inc.*	2,904	265,455
Urban Outfitters, Inc.*	7,096	240,271
Williams-Sonoma, Inc.	4,290	307,936
Zumiez, Inc.*	1,056	29,135

		26,739,986

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.	2,244	154,679
Coach, Inc.	14,264	487,686
Crocs, Inc.*	2,574	38,687
Deckers Outdoor Corp.*	1,848	159,538
Fossil Group, Inc.*	2,838	296,628
G-III Apparel Group Ltd.*	462	37,727
Hanesbrands, Inc.	5,412	532,757
Kate Spade & Co.*	150,800	5,751,512
Michael Kors Holdings Ltd.*	19,609	1,738,338
NIKE, Inc., Class B	35,433	2,747,829
Oxford Industries, Inc.	858	57,203
PVH Corp.	2,970	346,302
Ralph Lauren Corp.	2,949	473,875
Steven Madden Ltd.*	3,294	112,984
Under Armour, Inc., Class A*	106,164	6,315,696

See Notes to Financial Statements.

1140

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

VF Corp.	44,956	$2,832,228
Wolverine World Wide, Inc.	5,800	151,148

		22,234,817

Total Consumer Discretionary		238,663,936

Consumer Staples (6.3%)
Beverages (1.8%)
Boston Beer Co., Inc., Class A*	700	156,464
Brown-Forman Corp., Class B	7,534	709,477
Coca-Cola Co.	195,854	8,296,375
Coca-Cola Enterprises, Inc.	12,101	578,186
Constellation Brands, Inc., Class A*	7,402	652,338
Dr. Pepper Snapple Group, Inc.	10,427	610,814
Monster Beverage Corp.*	7,391	524,983
PepsiCo, Inc.	93,622	8,364,189

		19,892,826

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	2,300	161,667
Costco Wholesale Corp.	38,130	4,391,051
CVS Caremark Corp.	8,204	618,336
Kroger Co.	25,936	1,282,016
PriceSmart, Inc.	1,500	130,560
Rite Aid Corp.*	23,600	169,212
Sprouts Farmers Market, Inc.*	4,300	140,696
Sysco Corp.	9,066	339,522
United Natural Foods, Inc.*	2,244	146,084
Walgreen Co.	42,646	3,161,348
Wal-Mart Stores, Inc.	7,990	599,809
Whole Foods Market, Inc.	7,879	304,366

		11,444,667

Food Products (1.8%)
Archer-Daniels-Midland Co.	3,564	157,208
Campbell Soup Co.	7,160	328,000
Darling Ingredients, Inc.*	5,940	124,146
Flowers Foods, Inc.	7,573	159,639
General Mills, Inc.	32,194	1,691,473
Hain Celestial Group, Inc.*	1,914	169,848
Hershey Co.	26,636	2,593,547
Hillshire Brands Co.	3,719	231,694
Hormel Foods Corp.	5,940	293,139
Kellogg Co.	10,759	706,866
Keurig Green Mountain, Inc.	66,245	8,254,790
Kraft Foods Group, Inc.	29,710	1,781,115
Lancaster Colony Corp.	1,700	161,772
McCormick & Co., Inc. (Non-Voting)	6,104	436,985
Mead Johnson Nutrition Co.	9,437	879,245
Mondelez International, Inc., Class A	44,090	1,658,225
Pilgrim’s Pride Corp.*	6,400	175,104
TreeHouse Foods, Inc.*	2,200	176,154
Tyson Foods, Inc., Class A	4,500	168,930
WhiteWave Foods Co.*	6,071	196,518

		20,344,398

Household Products (0.5%)
Church & Dwight Co., Inc.	6,138	$429,353
Clorox Co.	4,884	446,398
Colgate-Palmolive Co.	40,342	2,750,517
Kimberly-Clark Corp.	16,041	1,784,080
Procter & Gamble Co.	7,600	597,284
Spectrum Brands Holdings, Inc.	2,000	172,060

		6,179,692

Personal Products (0.4%)
Avon Products, Inc.	20,036	292,726
Coty, Inc., Class A	3,000	51,390
Estee Lauder Cos., Inc., Class A	45,402	3,371,553
Herbalife Ltd.	3,762	242,800
Nu Skin Enterprises, Inc., Class A	2,640	195,254

		4,153,723

Tobacco (0.8%)
Altria Group, Inc.	92,725	3,888,886
Lorillard, Inc.	18,017	1,098,496
Philip Morris International, Inc.	45,515	3,837,370
Reynolds American, Inc.	10,559	637,236

		9,461,988

Total Consumer Staples		71,477,294

Energy (6.6%)
Energy Equipment & Services (3.0%)
Atwood Oceanics, Inc.*	2,640	138,547
Baker Hughes, Inc.	2,600	193,570
Cameron International Corp.*	8,755	592,801
CARBO Ceramics, Inc.	924	142,407
Core Laboratories N.V.	16,700	2,789,902
Dresser-Rand Group, Inc.*	4,620	294,432
Dril-Quip, Inc.*	1,584	173,036
FMC Technologies, Inc.*	11,285	689,175
Frank’s International N.V.	1,100	27,060
Halliburton Co.	75,878	5,388,097
Helmerich & Payne, Inc.	3,200	371,552
Nabors Industries Ltd.	5,900	173,283
National Oilwell Varco, Inc.	53,239	4,384,232
Oceaneering International, Inc.	5,082	397,057
Patterson-UTI Energy, Inc.	4,800	167,712
RPC, Inc.	6,400	150,336
Schlumberger Ltd.	105,505	12,444,315
Seadrill Ltd.	5,141	205,383
Superior Energy Services, Inc.	4,500	162,630
Weatherford International plc*	234,997	5,404,931

		34,290,458

Oil, Gas & Consumable Fuels (3.6%)
Anadarko Petroleum Corp.	70,831	7,753,870
Antero Resources Corp.*	2,600	170,638
Apco Oil and Gas International, Inc.*	792	11,429
Cabot Oil & Gas Corp.	19,534	666,891
Cheniere Energy, Inc.*	12,035	862,909
Cimarex Energy Co.	1,100	157,806
Cobalt International Energy, Inc.*	15,753	289,067

See Notes to Financial Statements.

1141

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Concho Resources, Inc.*	5,016	$724,812
Continental Resources, Inc.*	29,813	4,711,646
CVR Energy, Inc.	3,960	190,832
Diamondback Energy, Inc.*	1,900	168,720
EOG Resources, Inc.	26,970	3,151,714
EQT Corp.	11,472	1,226,357
FX Energy, Inc.*	2,178	7,863
Gulfport Energy Corp.*	3,476	218,293
HollyFrontier Corp.	3,600	157,284
Isramco, Inc.*	132	16,780
Kinder Morgan, Inc.	8,960	324,890
Kodiak Oil & Gas Corp.*	11,700	170,235
Kosmos Energy Ltd.*	20,644	231,832
Laredo Petroleum Holdings, Inc.*	5,346	165,619
Marathon Petroleum Corp.	9,200	718,244
Newfield Exploration Co.*	25,000	1,105,000
Noble Energy, Inc.	12,700	983,742
Oasis Petroleum, Inc.*	4,158	232,391
ONEOK, Inc.	5,435	370,015
Panhandle Oil and Gas, Inc., Class A	396	22,188
Phillips 66	11,400	916,902
Pioneer Natural Resources Co.	20,064	4,610,908
QEP Resources, Inc.	5,600	193,200
Range Resources Corp.	33,136	2,881,175
SemGroup Corp., Class A	2,100	165,585
SM Energy Co.	2,442	205,372
Southwestern Energy Co.*	17,567	799,123
Suncor Energy, Inc.	43,449	1,852,231
Targa Resources Corp.	1,700	237,269
Teekay Corp.	2,600	161,850
Tesoro Corp.	2,800	164,276
Ultra Petroleum Corp.*	5,500	163,295
Valero Energy Corp.	25,825	1,293,832
Western Refining, Inc.	4,200	157,710
Whiting Petroleum Corp.*	2,574	206,563
Williams Cos., Inc.	33,865	1,971,282
World Fuel Services Corp.	806	39,679

		40,831,319

Total Energy		75,121,777

Financials (4.3%)
Banks (0.2%)
Investors Bancorp, Inc.	14,790	163,429
JPMorgan Chase & Co.	26,508	1,527,391
Signature Bank/New York*	1,914	241,509
SVB Financial Group*	1,400	163,268

		2,095,597

Capital Markets (1.3%)
Affiliated Managers Group, Inc.*	2,442	501,587
Ameriprise Financial, Inc.	2,838	340,560
Artisan Partners Asset Management, Inc., Class A	2,600	147,368
BGC Partners, Inc., Class A	990	7,366
BlackRock, Inc.	2,329	744,348
Charles Schwab Corp.	98,289	2,646,923
Cohen & Steers, Inc.	528	22,905

Diamond Hill Investment Group, Inc.	132	$16,859
Eaton Vance Corp.	6,607	249,678
Federated Investors, Inc., Class B	4,092	126,525
Financial Engines, Inc.	2,700	122,256
Franklin Resources, Inc.	15,987	924,688
GAMCO Investors, Inc., Class A	132	10,963
Greenhill & Co., Inc.	1,584	78,012
Invesco Ltd.	4,300	162,325
Lazard Ltd., Class A	6,454	332,768
Legg Mason, Inc.	3,200	164,192
LPL Financial Holdings, Inc.	4,300	213,882
Morgan Stanley	55,972	1,809,575
Pzena Investment Management, Inc., Class A	330	3,683
SEI Investments Co.	7,193	235,715
State Street Corp.	40,302	2,710,712
T. Rowe Price Group, Inc.	12,144	1,025,075
TD Ameritrade Holding Corp.	66,714	2,091,484
Waddell & Reed Financial, Inc., Class A	4,950	309,820
Westwood Holdings Group, Inc.	264	15,850

		15,015,119

Consumer Finance (0.7%)
Ally Financial, Inc.*	11,900	284,529
American Express Co.	71,129	6,748,008
Credit Acceptance Corp.*	1,100	135,410
Portfolio Recovery Associates, Inc.*	3,585	213,415
Santander Consumer USA Holdings, Inc.	8,400	163,296
SLM Corp.	19,500	162,045

		7,706,703

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	3,828	188,376
Intercontinental Exchange, Inc.	2,396	452,604
Leucadia National Corp.	4,752	124,598
McGraw Hill Financial, Inc.	13,399	1,112,519
Moody’s Corp.	9,697	850,039
MSCI, Inc.*	5,769	264,509

		2,992,645

Insurance (0.4%)
American Financial Group, Inc./Ohio	2,442	145,445
American International Group, Inc.	38,201	2,085,011
AmTrust Financial Services, Inc.	3,800	158,878
Aon plc	11,959	1,077,386
Arthur J. Gallagher & Co.	7,378	343,815
Brown & Brown, Inc.	3,894	119,585
Erie Indemnity Co., Class A	1,452	109,277
Marsh & McLennan Cos., Inc.	18,401	953,540
Reinsurance Group of America, Inc.	2,100	165,690

		5,158,627

See Notes to Financial Statements.

1142

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)	66	$24,385
American Tower Corp. (REIT)	18,867	1,697,653
Apartment Investment & Management Co. (REIT), Class A	4,356	140,568
Boston Properties, Inc. (REIT)	1,188	140,398
CareTrust REIT, Inc. (REIT)*	1,188	23,522
Columbia Property Trust, Inc. (REIT)	6,100	158,661
Crown Castle International Corp. (REIT)	47,234	3,507,597
DuPont Fabros Technology, Inc. (REIT)	396	10,676
Equity Lifestyle Properties, Inc. (REIT)	2,508	110,753
Extra Space Storage, Inc. (REIT)	5,700	303,525
Federal Realty Investment Trust (REIT)	1,980	239,422
Health Care REIT, Inc. (REIT)	8,000	501,360
NorthStar Realty Finance Corp. (REIT)	9,600	166,848
Omega Healthcare Investors, Inc. (REIT)	4,884	180,024
Plum Creek Timber Co., Inc. (REIT)	7,457	336,311
Potlatch Corp. (REIT)	1,273	52,702
PS Business Parks, Inc. (REIT)	264	22,041
Public Storage (REIT)	6,619	1,134,166
Rayonier, Inc. (REIT)	5,742	204,128
Saul Centers, Inc. (REIT)	330	16,038
Simon Property Group, Inc. (REIT)	11,562	1,922,529
Tanger Factory Outlet Centers, Inc. (REIT)	3,350	117,150
Taubman Centers, Inc. (REIT)	2,886	218,788
Universal Health Realty Income Trust (REIT)	594	25,827
Ventas, Inc. (REIT)	5,874	376,523
Vornado Realty Trust (REIT)	1,584	169,060
Weyerhaeuser Co. (REIT)	5,020	166,112

		11,966,767

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,569	498,831
Howard Hughes Corp.*	1,000	157,830
Jones Lang LaSalle, Inc.	1,300	164,307
Realogy Holdings Corp.*	4,752	179,198

		1,000,166

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	84,832	1,140,991
MGIC Investment Corp.*	18,300	169,092
Nationstar Mortgage Holdings, Inc.*	4,800	174,240
New York Community Bancorp, Inc.	74,245	1,186,435
Ocwen Financial Corp.*	4,554	168,953

		2,839,711

Total Financials		48,775,335

Health Care (18.1%)
Biotechnology (8.1%)
ACADIA Pharmaceuticals, Inc.*	5,700	$128,763
Agios Pharmaceuticals, Inc.*	1,100	50,402
Alexion Pharmaceuticals, Inc.*	42,853	6,695,781
Alkermes plc*	5,610	282,351
Alnylam Pharmaceuticals, Inc.*	2,838	179,277
AMAG Pharmaceuticals, Inc.*	1,320	27,350
Amgen, Inc.	81,101	9,599,925
Arena Pharmaceuticals, Inc.*	5,008	29,347
ARIAD Pharmaceuticals, Inc.*	7,655	48,762
Array BioPharma, Inc.*	2,574	11,737
Biogen Idec, Inc.*	96,648	30,474,081
BioMarin Pharmaceutical, Inc.*	6,138	381,845
Celgene Corp.*	159,324	13,682,745
Celldex Therapeutics, Inc.*	7,392	120,637
Cepheid, Inc.*	3,036	145,546
Clovis Oncology, Inc.*	1,900	78,679
Cubist Pharmaceuticals, Inc.*	2,904	202,757
Cytori Therapeutics, Inc.*	1,122	2,682
Dendreon Corp.*	7,668	17,636
Dyax Corp.*	2,970	28,512
Emergent Biosolutions, Inc.*	1,518	34,094
Exelixis, Inc.*	8,381	28,412
Genomic Health, Inc.*	726	19,892
Gilead Sciences, Inc.*	216,386	17,940,563
Halozyme Therapeutics, Inc.*	5,610	55,427
Idenix Pharmaceuticals, Inc.*	8,120	195,692
ImmunoGen, Inc.*	16,417	194,542
Immunomedics, Inc.*	3,498	12,768
Incyte Corp.*	7,092	400,273
Intercept Pharmaceuticals, Inc.*	400	94,652
InterMune, Inc.*	3,102	136,953
Intrexon Corp.*	5,300	133,189
Ironwood Pharmaceuticals, Inc.*	10,700	164,031
Isis Pharmaceuticals, Inc.*	26,107	899,386
Lexicon Pharmaceuticals, Inc.*	1,254	2,019
Ligand Pharmaceuticals, Inc.*	913	56,871
MannKind Corp.*	15,300	168,147
Medivation, Inc.*	4,488	345,935
Momenta Pharmaceuticals, Inc.*	2,970	35,878
Myriad Genetics, Inc.*	4,500	175,140
Neurocrine Biosciences, Inc.*	2,046	30,363
Novavax, Inc.*	3,102	14,331
NPS Pharmaceuticals, Inc.*	2,508	82,889
OPKO Health, Inc.*	19,174	169,498
Orexigen Therapeutics, Inc.*	1,056	6,526
Osiris Therapeutics, Inc.*	792	12,371
PDL BioPharma, Inc.	9,503	91,989
Pharmacyclics, Inc.*	2,508	224,993
Progenics Pharmaceuticals, Inc.*	1,452	6,258
Puma Biotechnology, Inc.*	1,300	85,800
Regeneron Pharmaceuticals, Inc.*	5,152	1,455,285
Sangamo BioSciences, Inc.*	1,980	30,235
Seattle Genetics, Inc.*	6,336	242,352
Synageva BioPharma Corp.*	1,600	167,680
Synta Pharmaceuticals Corp.*	924	3,779
United Therapeutics Corp.*	2,734	241,932

See Notes to Financial Statements.

1143

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Vanda Pharmaceuticals, Inc.*	1,725	$27,911
Vertex Pharmaceuticals, Inc.*	52,456	4,966,534

		91,143,405

Health Care Equipment & Supplies (1.5%)
Abaxis, Inc.	1,782	78,960
ABIOMED, Inc.*	1,848	46,459
Accuray, Inc.*	2,250	19,800
Align Technology, Inc.*	4,620	258,905
Atrion Corp.	66	21,516
Baxter International, Inc.	27,098	1,959,185
Becton, Dickinson and Co.	9,728	1,150,822
Boston Scientific Corp.*	12,800	163,456
C.R. Bard, Inc.	3,995	571,325
Cooper Cos., Inc.	17,625	2,388,716
Covidien plc	28,389	2,560,120
Cyberonics, Inc.*	2,310	144,283
DENTSPLY International, Inc.	2,772	131,254
DexCom, Inc.*	4,000	158,640
Edwards Lifesciences Corp.*	5,211	447,312
Endologix, Inc.*	3,894	59,228
Globus Medical, Inc., Class A*	6,100	145,912
Haemonetics Corp.*	4,300	151,704
HeartWare International, Inc.*	528	46,728
Hill-Rom Holdings, Inc.	3,400	141,134
Hologic, Inc.*	5,940	150,579
IDEXX Laboratories, Inc.*	3,300	440,781
Insulet Corp.*	2,376	94,256
Integra LifeSciences Holdings Corp.*	1,518	71,437
Intuitive Surgical, Inc.*	5,219	2,149,184
Natus Medical, Inc.*	1,452	36,503
Neogen Corp.*	1,782	72,118
NuVasive, Inc.*	4,200	149,394
NxStage Medical, Inc.*	792	11,381
Quidel Corp.*	1,518	33,563
ResMed, Inc.	8,579	434,355
Sirona Dental Systems, Inc.*	2,640	217,694
Spectranetics Corp.*	1,716	39,262
St. Jude Medical, Inc.	7,993	553,515
STERIS Corp.	3,400	181,832
Stryker Corp.	9,642	813,014
Thoratec Corp.*	3,102	108,136
Varian Medical Systems, Inc.*	5,486	456,106
Volcano Corp.*	1,650	29,057
West Pharmaceutical Services, Inc.	2,300	97,014
Wright Medical Group, Inc.*	5,472	171,821
Zimmer Holdings, Inc.	1,650	171,369

		17,127,830

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	3,400	154,700
Aetna, Inc.	4,422	358,536
Air Methods Corp.*	1,782	92,040
AmerisourceBergen Corp.	11,681	848,741
Bio-Reference Labs, Inc.*	1,188	35,901
Brookdale Senior Living, Inc.*	4,488	149,630
Cardinal Health, Inc.	42,310	2,900,774
Catamaran Corp.*	9,478	418,549
Centene Corp.*	2,376	179,649
Cigna Corp.	1,716	157,821

CorVel Corp.*	924	$41,746
DaVita HealthCare Partners, Inc.*	3,016	218,117
Emeritus Corp.*	1,056	33,422
Ensign Group, Inc.	1,188	36,923
Envision Healthcare Holdings, Inc.*	4,900	175,959
Express Scripts Holding Co.*	33,885	2,349,247
HCA Holdings, Inc.*	2,900	163,502
HealthSouth Corp.	4,092	146,780
Henry Schein, Inc.*	3,839	455,574
Humana, Inc.	7,900	1,008,988
IPC The Hospitalist Co., Inc.*	1,001	44,264
Laboratory Corp. of America Holdings*	1,671	171,110
Landauer, Inc.	264	11,088
McKesson Corp.	28,095	5,231,570
MEDNAX, Inc.*	2,904	168,868
Molina Healthcare, Inc.*	3,600	160,668
MWI Veterinary Supply, Inc.*	924	131,199
National Research Corp., Class A*	198	2,770
Patterson Cos., Inc.	4,026	159,067
Premier, Inc., Class A*	4,700	136,300
Providence Service Corp.*	528	19,320
Select Medical Holdings Corp.	7,500	117,000
Team Health Holdings, Inc.*	3,036	151,618
Tenet Healthcare Corp.*	5,197	243,947
U.S. Physical Therapy, Inc.	660	22,565
UnitedHealth Group, Inc.	111,914	9,148,970
Universal Health Services, Inc., Class B	1,646	157,621
WellCare Health Plans, Inc.*	2,100	156,786

		26,161,330

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	10,400	166,920
athenahealth, Inc.*	3,906	488,758
Cerner Corp.*	14,811	763,951
Computer Programs & Systems, Inc.	858	54,569
HMS Holdings Corp.*	3,960	80,824
IMS Health Holdings, Inc.*	6,500	166,920
MedAssets, Inc.*	3,145	71,832
Medidata Solutions, Inc.*	2,300	98,463
Omnicell, Inc.*	1,650	47,371
Quality Systems, Inc.	2,508	40,253
Veeva Systems, Inc., Class A*	4,900	124,705

		2,104,566

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	2,723	156,409
Bruker Corp.*	7,325	177,778
Charles River Laboratories International, Inc.*	2,798	149,749
Covance, Inc.*	3,624	310,142
Illumina, Inc.*	38,833	6,933,244
Luminex Corp.*	3,300	56,595
Mettler-Toledo International, Inc.*	1,320	334,198

See Notes to Financial Statements.

1144

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

PAREXEL International Corp.*	2,508	$132,523
PerkinElmer, Inc.	3,500	163,940
Quintiles Transnational Holdings, Inc.*	2,706	144,203
Sequenom, Inc.*	3,234	12,515
Techne Corp.	2,112	195,508
Thermo Fisher Scientific, Inc.	34,103	4,024,154
Waters Corp.*	4,290	448,047

		13,239,005

Pharmaceuticals (4.8%)
AbbVie, Inc.	120,723	6,813,606
Actavis plc*	26,482	5,906,810
Akorn, Inc.*	5,400	179,550
Allergan, Inc.	23,018	3,895,106
Bristol-Myers Squibb Co.	29,164	1,414,746
Depomed, Inc.*	2,706	37,614
Endo International plc*	6,678	467,594
Forest Laboratories, Inc.*	70,348	6,964,452
Impax Laboratories, Inc.*	5,300	158,947
Jazz Pharmaceuticals plc*	17,520	2,575,615
Johnson & Johnson	21,957	2,297,141
Mallinckrodt plc*	4,648	371,933
Medicines Co.*	2,772	80,554
Merck & Co., Inc.	20,200	1,168,570
Mylan, Inc.*	18,654	961,800
Nektar Therapeutics*	11,200	143,584
Pacira Pharmaceuticals, Inc.*	67,700	6,218,922
Perrigo Co. plc	1,449	211,206
Questcor Pharmaceuticals, Inc.	2,706	250,278
Salix Pharmaceuticals Ltd.*	42,006	5,181,440
SciClone Pharmaceuticals, Inc.*	3,828	20,135
Sucampo Pharmaceuticals, Inc., Class A*	462	3,188
Teva Pharmaceutical Industries Ltd. (ADR)	74,981	3,930,504
Theravance Biopharma, Inc.*	980	31,243
Theravance, Inc.*	3,432	102,205
Valeant Pharmaceuticals International, Inc.*	35,033	4,418,362
VIVUS, Inc.*	5,544	29,494
XenoPort, Inc.*	2,310	11,157
Zoetis, Inc.	25,047	808,267

		54,654,023

Total Health Care		204,430,159

Industrials (10.7%)
Aerospace & Defense (2.9%)
B/E Aerospace, Inc.*	5,190	480,023
Boeing Co.	60,802	7,735,838
Cubic Corp.	950	42,284
GenCorp, Inc.*	3,036	57,988
General Dynamics Corp.	25,280	2,946,384
HEICO Corp.	3,093	160,650
Hexcel Corp.*	4,620	188,958
Honeywell International, Inc.	39,326	3,655,352
Huntington Ingalls Industries, Inc.	2,244	212,260
L-3 Communications Holdings, Inc.	18,822	2,272,756

Lockheed Martin Corp.	13,030	$2,094,312
Moog, Inc., Class A*	2,500	182,225
Precision Castparts Corp.	28,009	7,069,472
Rockwell Collins, Inc.	5,338	417,111
Spirit AeroSystems Holdings, Inc., Class A*	5,500	185,350
Taser International, Inc.*	3,366	44,768
Teledyne Technologies, Inc.*	860	83,566
TransDigm Group, Inc.	2,291	383,193
Triumph Group, Inc.	1,518	105,987
United Technologies Corp.	37,519	4,331,569

		32,650,046

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	7,729	493,033
Expeditors International of Washington, Inc	9,954	439,569
FedEx Corp.	11,806	1,787,192
Hub Group, Inc., Class A*	1,254	63,201
United Parcel Service, Inc., Class B	36,239	3,720,296

		6,503,291

Airlines (0.6%)
Alaska Air Group, Inc.	3,102	294,845
Allegiant Travel Co.	934	109,997
American Airlines Group, Inc.*	80,600	3,462,576
Copa Holdings S.A., Class A	1,452	207,012
Delta Air Lines, Inc.	4,118	159,449
Southwest Airlines Co.	30,400	816,544
Spirit Airlines, Inc.*	2,600	164,424
United Continental Holdings, Inc.*	35,621	1,462,954

		6,677,801

Building Products (0.1%)
A.O. Smith Corp.	3,168	157,069
AAON, Inc.	1,633	54,738
Allegion plc	4,745	268,947
Fortune Brands Home & Security, Inc.	6,402	255,632
Lennox International, Inc.	2,244	200,995
Masco Corp.	16,812	373,226
Trex Co., Inc.*	2,508	72,281
USG Corp.*	5,096	153,542

		1,536,430

Commercial Services & Supplies (0.9%)
ADT Corp.	25,110	877,343
Cintas Corp.	2,772	176,133
Clean Harbors, Inc.*	2,244	144,177
Copart, Inc.*	7,615	273,835
Deluxe Corp.	2,310	135,320
Healthcare Services Group, Inc.	5,148	151,557
Interface, Inc.	2,838	53,468
Iron Mountain, Inc.	7,108	251,979
KAR Auction Services, Inc.	5,100	162,537
Knoll, Inc.	3,960	68,627
MSA Safety, Inc.	1,495	85,933
Multi-Color Corp.	128	5,121
Pitney Bowes, Inc.	6,300	174,006
R.R. Donnelley & Sons Co.	8,500	144,160

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Rollins, Inc.	4,620	$138,600
Stericycle, Inc.*	4,818	570,548
Team, Inc.*	290	11,896
Tyco International Ltd.	129,300	5,896,080
U.S. Ecology, Inc.	858	41,999
Waste Connections, Inc.	5,119	248,527
Waste Management, Inc	2,970	132,848

		9,744,694

Construction & Engineering (0.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,422	301,580
Fluor Corp.	19,964	1,535,232
Foster Wheeler AG	4,900	166,943
MasTec, Inc.*	3,800	117,116
Quanta Services, Inc.*	4,422	152,913

		2,273,784

Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,716	237,237
AMETEK, Inc.	47,977	2,508,238
AZZ, Inc.	1,517	69,903
Emerson Electric Co.	26,894	1,784,686
EnerSys, Inc.	2,200	151,338
Generac Holdings, Inc.*	2,700	131,598
Hubbell, Inc., Class B	2,244	276,349
Polypore International, Inc.*	1,848	88,205
Rockwell Automation, Inc.	6,534	817,795
SolarCity Corp.*	2,200	155,320

		6,220,669

Industrial Conglomerates (0.9%)
3M Co.	32,290	4,625,220
Danaher Corp.	66,736	5,254,125
Raven Industries, Inc.	1,716	56,868
Roper Industries, Inc.	2,233	326,040

		10,262,253

Machinery (1.9%)
Allison Transmission Holdings, Inc.	5,412	168,313
Caterpillar, Inc.	24,610	2,674,369
Chart Industries, Inc.*	1,320	109,217
CLARCOR, Inc.	1,517	93,826
Colfax Corp.*	8,462	630,757
Crane Co.	2,046	152,141
Cummins, Inc.	9,086	1,401,879
Deere & Co.	3,937	356,495
Donaldson Co., Inc.	8,711	368,650
Dover Corp.	5,610	510,230
Flowserve Corp.	6,718	499,483
Gorman-Rupp Co.	1,237	43,753
Graco, Inc.	3,042	237,519
IDEX Corp.	3,696	298,415
Illinois Tool Works, Inc.	16,804	1,471,358
Ingersoll-Rand plc	38,387	2,399,571
ITT Corp.	4,000	192,400
Lincoln Electric Holdings, Inc.	3,894	272,113
Lindsay Corp.	660	55,750
Manitowoc Co., Inc.	5,814	191,048
Middleby Corp.*	2,574	212,921
Navistar International Corp.*	4,800	179,904

Nordson Corp.	3,247	$260,377
Omega Flex, Inc.	98	1,923
PACCAR, Inc.	33,523	2,106,250
Pall Corp.	28,601	2,442,239
Parker Hannifin Corp.	3,900	490,347
Pentair plc	10,255	739,591
RBC Bearings, Inc.	1,188	76,091
Rexnord Corp.*	11,000	154,825
Snap-on, Inc.	1,584	187,736
Stanley Black & Decker, Inc.	1,518	133,311
Sun Hydraulics Corp.	291	11,815
Tennant Co.	1,518	115,854
Toro Co.	2,772	176,299
Trinity Industries, Inc.	5,900	257,948
Valmont Industries, Inc.	1,056	160,459
WABCO Holdings, Inc.*	3,036	324,306
Wabtec Corp.	17,434	1,439,874
Woodward, Inc.	3,168	158,970
Xylem, Inc.	6,592	257,615

		22,015,942

Marine (0.0%)
Kirby Corp.*	2,776	325,181

Professional Services (0.4%)
Advisory Board Co.*	1,716	88,889
Corporate Executive Board Co.	2,100	143,262
Dun & Bradstreet Corp.	2,804	309,001
Equifax, Inc.	5,016	363,861
Exponent, Inc.	1,188	88,043
Huron Consulting Group, Inc.*	1,834	129,884
IHS, Inc., Class A*	3,326	451,238
Insperity, Inc.	1,716	56,628
Nielsen N.V.	42,178	2,041,837
Robert Half International, Inc.	8,719	416,245
Verisk Analytics, Inc., Class A*	8,168	490,243
WageWorks, Inc.*	2,500	120,525

		4,699,656

Road & Rail (1.4%)
Amerco, Inc.	326	94,788
Avis Budget Group, Inc.*	4,374	261,084
Canadian Pacific Railway Ltd.	31,723	5,746,304
Celadon Group, Inc.	122	2,601
CSX Corp.	60,148	1,853,160
Genesee & Wyoming, Inc., Class A*	1,848	194,040
Heartland Express, Inc.	1,848	39,436
Hertz Global Holdings, Inc.*	22,111	619,771
J.B. Hunt Transport Services, Inc.	5,097	376,057
Kansas City Southern	10,384	1,116,384
Landstar System, Inc.	2,178	139,392
Norfolk Southern Corp.	2,508	258,399
Old Dominion Freight Line, Inc.*	3,139	199,892
Swift Transportation Co.*	6,300	158,949
Union Pacific Corp.	44,664	4,455,234

		15,515,491

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	2,297	76,077
Fastenal Co.	15,052	744,923

See Notes to Financial Statements.

1146

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Kaman Corp.	1,385	$59,181
MRC Global, Inc.*	6,200	175,398
MSC Industrial Direct Co., Inc., Class A	2,442	233,553
NOW, Inc.*	5,890	213,277
United Rentals, Inc.*	4,356	456,204
W.W. Grainger, Inc.	2,707	688,309
Watsco, Inc.	1,600	164,416

		2,811,338

Total Industrials		121,236,576

Information Technology (26.0%)
Communications Equipment (1.6%)
ADTRAN, Inc.	2,904	65,514
ARRIS Group, Inc.*	23,664	769,790
Ciena Corp.*	8,772	190,001
CommScope Holding Co., Inc.*	7,300	168,849
EchoStar Corp., Class A*	1,600	84,704
F5 Networks, Inc.*	4,488	500,143
Harris Corp.	2,223	168,392
Infinera Corp.*	6,798	62,542
InterDigital, Inc.	2,046	97,799
Ixia*	1,386	15,842
Juniper Networks, Inc.*	37,295	915,219
Motorola Solutions, Inc.	2,497	166,225
Palo Alto Networks, Inc.*	70,100	5,877,885
QUALCOMM, Inc.	101,307	8,023,514
Riverbed Technology, Inc.*	7,376	152,167
ShoreTel, Inc.*	1,980	12,910
Ubiquiti Networks, Inc.*	2,900	131,051
ViaSat, Inc.*	1,558	90,302

		17,492,849

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	7,497	722,261
Anixter International, Inc.	1,716	171,720
Avnet, Inc.	3,700	163,947
Badger Meter, Inc.	1,188	62,548
Belden, Inc.	2,200	171,952
CDW Corp.	6,300	200,844
Cognex Corp.*	3,802	145,997
Corning, Inc.	15,000	329,250
Daktronics, Inc.	1,782	21,241
Dolby Laboratories, Inc., Class A*	11,549	498,917
DTS, Inc.*	924	17,011
FARO Technologies, Inc.*	924	45,387
FEI Co.	2,710	245,878
FLIR Systems, Inc.	4,405	152,986
IPG Photonics Corp.*	2,400	165,120
Maxwell Technologies, Inc.*	990	14,979
MTS Systems Corp.	330	22,361
National Instruments Corp.	4,290	138,953
OSI Systems, Inc.*	660	44,055
SYNNEX Corp.*	2,200	160,270
TE Connectivity Ltd.	37,873	2,342,066
Trimble Navigation Ltd.*	13,595	502,335
Universal Display Corp.*	1,518	48,728
Zebra Technologies Corp., Class A*	2,500	205,800

		6,594,606

Internet Software & Services (7.1%)
Akamai Technologies, Inc.*	23,059	$1,407,983
Baidu, Inc. (ADR)*	7,586	1,417,141
comScore, Inc.*	990	35,125
Constant Contact, Inc.*	1,914	61,459
Cornerstone OnDemand, Inc.*	2,640	121,493
CoStar Group, Inc.*	1,642	259,715
Dealertrack Technologies, Inc.*	3,102	140,645
Demandware, Inc.*	2,100	145,677
Dice Holdings, Inc.*	858	6,529
eBay, Inc.*	64,915	3,249,645
Equinix, Inc.*	2,481	521,233
Facebook, Inc., Class A*	389,409	26,203,332
Google, Inc., Class A*	32,288	18,877,825
Google, Inc., Class C*	24,075	13,849,866
GrubHub, Inc.*	4,600	162,886
IAC/InterActiveCorp	3,244	224,582
j2 Global, Inc.	3,234	164,481
LinkedIn Corp., Class A*	8,572	1,469,841
LivePerson, Inc.*	3,630	36,844
Move, Inc.*	3,168	46,855
NIC, Inc.	4,092	64,858
Pandora Media, Inc.*	7,787	229,716
Rackspace Hosting, Inc.*	3,894	131,072
Shutterstock, Inc.*	1,900	157,662
Stamps.com, Inc.*	726	24,459
Twitter, Inc.*	23,600	966,892
VeriSign, Inc.*	6,732	328,589
XO Group, Inc.*	1,518	18,550
Yelp, Inc.*	66,300	5,083,884
Zillow, Inc., Class A*	37,200	5,316,996
Zix Corp.*	6,336	21,669

		80,747,504

IT Services (4.2%)
Accenture plc, Class A	32,144	2,598,521
Alliance Data Systems Corp.*	2,465	693,281
Automatic Data Processing, Inc.	24,287	1,925,473
Booz Allen Hamilton Holding Corp.	6,864	145,791
Broadridge Financial Solutions, Inc.	8,559	356,397
Cardtronics, Inc.*	660	22,493
Cass Information Systems, Inc.	399	19,742
Cognizant Technology Solutions Corp., Class A*	92,613	4,529,702
Computer Sciences Corp.	2,500	158,000
CSG Systems International, Inc.	990	25,849
DST Systems, Inc.	1,600	147,472
Euronet Worldwide, Inc.*	2,800	135,072
ExlService Holdings, Inc.*	792	23,324
Fidelity National Information Services, Inc.	2,706	148,126
Fiserv, Inc.*	13,300	802,256
FleetCor Technologies, Inc.*	4,106	541,171
Forrester Research, Inc.	858	32,501
Gartner, Inc.*	4,732	333,701
Genpact Ltd.*	6,534	114,541
Global Payments, Inc.	4,620	336,567
Hackett Group, Inc.	2,178	13,003
Heartland Payment Systems, Inc.	3,102	127,833

See Notes to Financial Statements.

1147

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

iGATE Corp.*	1,188	$43,231
International Business Machines Corp.	55,029	9,975,107
Jack Henry & Associates, Inc.	3,828	227,498
Lionbridge Technologies, Inc.*	6,204	36,852
MasterCard, Inc., Class A	49,560	3,641,173
MAXIMUS, Inc.	3,867	166,358
NeuStar, Inc., Class A*	2,904	75,562
Paychex, Inc.	13,973	580,718
Sabre Corp.*	8,100	162,405
Sapient Corp.*	9,400	152,750
Syntel, Inc.*	1,848	158,854
Teradata Corp.*	8,240	331,248
Total System Services, Inc.	6,402	201,087
Vantiv, Inc., Class A*	27,400	921,188
VeriFone Systems, Inc.*	5,500	202,125
Virtusa Corp.*	330	11,814
Visa, Inc., Class A	79,239	16,696,450
Western Union Co.	31,387	544,251
WEX, Inc.*	1,782	187,057

		47,546,544

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	28,906	121,116
Altera Corp.	4,866	169,142
Amkor Technology, Inc.*	14,600	163,228
Analog Devices, Inc.	5,873	317,553
Applied Materials, Inc.	39,710	895,460
ASML Holding N.V.	44,981	4,195,378
Atmel Corp.*	22,504	210,862
Avago Technologies Ltd.	12,325	888,263
Broadcom Corp., Class A	72,593	2,694,652
Cabot Microelectronics Corp.*	140	6,251
Cavium, Inc.*	3,600	178,776
Cree, Inc.*	56,774	2,835,861
Cypress Semiconductor Corp.*	8,843	96,477
Exar Corp.*	198	2,237
Freescale Semiconductor Ltd.*	6,900	162,150
GT Advanced Technologies, Inc.*	9,622	178,969
Intel Corp.	55,631	1,718,998
KLA-Tencor Corp.	7,500	544,800
Lam Research Corp.	13,063	882,798
Linear Technology Corp.	12,633	594,635
Maxim Integrated Products, Inc.	12,860	434,797
Micrel, Inc.	282	3,181
Microchip Technology, Inc.	9,623	469,699
Micron Technology, Inc.*	46,300	1,525,585
Microsemi Corp.*	6,200	165,912
Monolithic Power Systems, Inc.	2,676	113,329
NVE Corp.*	264	14,676
NVIDIA Corp.	8,700	161,298
ON Semiconductor Corp.*	18,941	173,121
Power Integrations, Inc.	1,848	106,334
Rambus, Inc.*	5,940	84,942
RF Micro Devices, Inc.*	17,200	164,948
Semtech Corp.*	3,234	84,569
Silicon Laboratories, Inc.*	3,100	152,675
Skyworks Solutions, Inc.	9,895	464,669
SunEdison, Inc.*	11,686	264,104
SunPower Corp.*	4,900	200,802
Synaptics, Inc.*	1,800	163,152

Teradyne, Inc.	8,400	$164,640
Texas Instruments, Inc.	55,481	2,651,437
TriQuint Semiconductor, Inc.*	10,400	164,424
Ultratech, Inc.*	1,254	27,814
Xilinx, Inc.	12,077	571,363

		25,185,077

Software (6.2%)
ACI Worldwide, Inc.*	2,700	150,741
Activision Blizzard, Inc.	16,100	359,030
Adobe Systems, Inc.*	24,570	1,777,885
Advent Software, Inc.	1,848	60,189
American Software, Inc., Class A	192	1,897
ANSYS, Inc.*	2,177	165,060
Aspen Technology, Inc.*	4,026	186,807
Autodesk, Inc.*	33,233	1,873,677
Blackbaud, Inc.	3,300	117,942
Bottomline Technologies de, Inc.*	1,727	51,672
Cadence Design Systems, Inc.*	12,605	220,462
Citrix Systems, Inc.*	38,667	2,418,621
CommVault Systems, Inc.*	2,046	100,602
Concur Technologies, Inc.*	1,914	178,653
Electronic Arts, Inc.*	10,295	369,282
Epiq Systems, Inc.	1,981	27,833
FactSet Research Systems, Inc.	2,376	285,785
FireEye, Inc.*	2,300	93,265
Fortinet, Inc.*	5,610	140,979
Guidewire Software, Inc.*	2,838	115,393
Informatica Corp.*	5,016	178,820
Interactive Intelligence Group, Inc.*	726	40,750
Intuit, Inc.	14,233	1,146,184
Manhattan Associates, Inc.*	5,280	181,790
MICROS Systems, Inc.*	3,000	203,700
Microsoft Corp.#	263,649	10,994,163
NetScout Systems, Inc.*	1,320	58,529
NetSuite, Inc.*	9,500	825,360
NOW, Inc.*	116,604	7,224,784
Nuance Communications, Inc.*	15,000	281,550
Oracle Corp.	214,434	8,691,010
Pegasystems, Inc.	2,508	52,969
PROS Holdings, Inc.*	660	17,450
PTC, Inc.*	8,843	343,108
Qlik Technologies, Inc.*	3,300	74,646
Red Hat, Inc.*	29,636	1,637,982
Salesforce.com, Inc.*	230,888	13,409,975
SolarWinds, Inc.*	2,855	110,374
Solera Holdings, Inc.	3,923	263,430
Splunk, Inc.*	5,634	311,729
SS&C Technologies Holdings, Inc.*	3,564	157,600
Synchronoss Technologies, Inc.*	1,122	39,225
Tableau Software, Inc., Class A*	90,400	6,448,232
Take-Two Interactive Software, Inc.*	7,987	177,631
TIBCO Software, Inc.*	7,752	156,358
Tyler Technologies, Inc.*	2,046	186,616
Ultimate Software Group, Inc.*	1,254	173,265
VASCO Data Security International, Inc.*	1,452	16,843

See Notes to Financial Statements.

1148

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Verint Systems, Inc.*	3,400	$166,770
VMware, Inc., Class A*	10,216	989,011
Workday, Inc., Class A*	78,241	7,030,736

		70,286,365

Technology Hardware, Storage & Peripherals (4.1%)
3D Systems Corp.*	4,422	264,435
Apple, Inc.	351,716	32,684,968
Diebold, Inc.	4,000	160,680
Electronics for Imaging, Inc.*	3,500	158,200
EMC Corp.	63,305	1,667,453
Immersion Corp.*	792	10,074
NCR Corp.*	7,497	263,070
NetApp, Inc.	5,871	214,409
SanDisk Corp.	65,795	6,870,972
Seagate Technology plc	61,279	3,481,873
Silicon Graphics International Corp.*	198	1,905
Stratasys Ltd.*	1,122	127,493

		45,905,532

Total Information Technology		293,758,477

Materials (4.4%)
Chemicals (3.9%)
Airgas, Inc.	3,168	345,027
Albemarle Corp.	2,342	167,453
Balchem Corp.	85	4,553
Cabot Corp.	2,400	139,176
Calgon Carbon Corp.*	4,356	97,269
Celanese Corp.	29,573	1,900,952
Chemtura Corp.*	6,200	162,006
Cytec Industries, Inc.	1,600	168,672
Dow Chemical Co.	9,496	488,664
E.I. du Pont de Nemours & Co.	42,791	2,800,243
Eastman Chemical Co.	7,421	648,224
Ecolab, Inc.	27,314	3,041,141
FMC Corp.	30,099	2,142,748
H.B. Fuller Co.	3,400	163,540
Hawkins, Inc.	288	10,696
Huntsman Corp.	7,000	196,700
International Flavors & Fragrances, Inc.	4,224	440,479
LyondellBasell Industries N.V., Class A	21,751	2,123,985
Monsanto Co.	101,817	12,700,653
NewMarket Corp.	462	181,155
OMNOVA Solutions, Inc.*	2,530	22,998
Platform Specialty Products Corp.*	5,800	162,574
PolyOne Corp.	4,686	197,468
PPG Industries, Inc.	15,177	3,189,447
Praxair, Inc.	14,793	1,965,102
Rayonier Advanced Materials, Inc.*	1,914	74,167
Rockwood Holdings, Inc.	3,036	230,706
RPM International, Inc.	5,478	252,974
Scotts Miracle-Gro Co., Class A	2,442	138,852
Sherwin-Williams Co.	40,892	8,460,964
Sigma-Aldrich Corp.	2,721	276,127
Valspar Corp.	4,290	326,855

W.R. Grace & Co.*	3,102	$293,232
Westlake Chemical Corp.	2,400	201,024
Zep, Inc.	522	9,218

		43,725,044

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	203,739
Martin Marietta Materials, Inc.	2,046	270,174
Texas Industries, Inc.*	1,800	166,248
Vulcan Materials Co.	9,200	586,500

		1,226,661

Containers & Packaging (0.2%)
AptarGroup, Inc.	2,112	141,525
Avery Dennison Corp.	2,772	142,065
Ball Corp.	7,919	496,363
Berry Plastics Group, Inc.*	5,082	131,116
Crown Holdings, Inc.*	5,412	269,301
Graphic Packaging Holding Co.*	15,179	177,594
Owens-Illinois, Inc.*	5,610	194,330
Packaging Corp. of America	4,356	311,410
Sealed Air Corp.	8,645	295,400
Silgan Holdings, Inc.	1,008	51,227

		2,210,331

Metals & Mining (0.2%)
Compass Minerals International, Inc.	1,782	170,609
Freeport-McMoRan Copper & Gold, Inc.	17,786	649,189
Nucor Corp.	19,997	984,852
Southern Copper Corp.	5,612	170,436
Tahoe Resources, Inc.*	7,500	196,500
Worthington Industries, Inc.	3,900	167,856

		2,339,442

Paper & Forest Products (0.0%)
International Paper Co.	3,295	166,299
KapStone Paper and Packaging Corp.*	5,300	175,589

		341,888

Total Materials		49,843,366

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.2%)
CenturyLink, Inc.	4,500	162,900
Intelsat S.A.*	4,300	81,012
Level 3 Communications, Inc.*	8,352	366,736
tw telecom, Inc.*	8,383	337,919
Verizon Communications, Inc.	250,023	12,233,625
Windstream Holdings, Inc.	24,775	246,759

		13,428,951

Wireless Telecommunication Services (0.1%)
SBA Communications Corp., Class A*	6,666	681,932

Total Telecommunication Services		14,110,883

See Notes to Financial Statements.

1149

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	7,128	$260,030

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	6,900	164,289

Multi-Utilities (0.0%)
Dominion Resources, Inc.	2,300	164,496

Total Utilities		588,815

Total Common Stocks (98.9%) (Cost $722,502,320)		1,118,006,618

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15 (b)	$600	594

Total Financials		594

Total Corporate Bonds		594

Total Long-Term Debt Securities (0.0%) (Cost $600)		594

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc., expiring 12/31/49*	2,442	283

Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	22,047	$32,850

Pharmaceuticals (0.0%)
Forest Laboratories, Inc. (Contingent Value Shares), expiring 12/31/49(b)*†	594	—

Total Health Care		33,133

Total Rights (0.0%) (Cost $—)		33,133

Total Investments (98.9%) (Cost $722,502,920)		1,118,040,345
Other Assets Less Liabilities (1.1%)		12,271,371

Net Assets (100%)		$1,130,311,716

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,084,200.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	11	September-14	$830,404	$844,910	$14,506
S&P 500 E-Mini Index	14	September-14	1,350,968	1,366,680	15,712
S&P MidCap 400 E-Mini Index	5	September-14	700,460	714,650	14,190

					$44,408

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$238,663,936	$—	$—		$238,663,936
Consumer Staples	71,477,294	—	—		71,477,294
Energy	75,121,777	—	—		75,121,777
Financials	48,775,335	—	—		48,775,335
Health Care	204,430,159	—	—		204,430,159
Industrials	121,236,576	—	—		121,236,576
Information Technology	293,758,477	—	—		293,758,477
Materials	49,843,366	—	—		49,843,366
Telecommunication Services	14,110,883	—	—		14,110,883
Utilities	588,815	—	—		588,815
Corporate Bonds
Financials	—	594	—		594
Futures	44,408	—	—		44,408
Rights
Health Care	33,133	—	—	(b)	33,133

Total Assets	$1,118,084,159	$594	$—		$1,118,084,753

Total Liabilities	$—	$—	$—		$—

Total	$1,118,084,159	$594	$—		$1,118,084,753

(a)	A security with a market value of $709,477 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	44,408	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$44,408

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized
	depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized
	depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,659,019	—	—	3,659,019
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,659,019	$—	$—	$3,659,019

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,765,208)	—	—	(1,765,208)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,765,208)	$—	$—	$(1,765,208)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1152

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $34,668,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$44,408	(c)	$—	$—	$44,408

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$379,687,331
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$344,384,631

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,847,208
Aggregate gross unrealized depreciation	(4,329,635)

Net unrealized appreciation	$389,517,573

Federal income tax cost of investments	$728,522,772

For the six months ended June 30, 2014, the Portfolio incurred approximately $689 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $923,463,994 of which $595,332,607 expires in the year 2016 and $328,131,387 expires in the year 2017.

See Notes to Financial Statements.

1153

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $722,502,920)	$1,118,040,345
Cash	8,684,304
Receivable for securities sold	60,428,281
Dividends, interest and other receivables	629,833
Receivable from Separate Accounts for Trust shares sold	39,144
Deferred offering cost	22,298
Due from broker for futures variation margin	5,612
Other assets	6,998

Total assets	1,187,856,815

LIABILITIES
Payable for securities purchased	55,832,916
Payable to Separate Accounts for Trust shares redeemed	583,616
Investment management fees payable	534,147
Distribution fees payable – Class IA	210,718
Administrative fees payable	146,113
Trustees’ fees payable	56,473
Offering costs payable	23,387
Distribution fees payable – Class IB	17,413
Accrued expenses	140,316

Total liabilities	57,545,099

NET ASSETS	$1,130,311,716

Net assets were comprised of:
Paid in capital	$1,643,593,146
Accumulated undistributed net investment income (loss)	946,936
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(909,810,199)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	395,581,833

Net assets	$1,130,311,716

Class IA
Net asset value, offering and redemption price per share, $1,037,751,062 / 24,609,296 shares outstanding (unlimited amount authorized: $0.01 par value)	$42.17

Class IB
Net asset value, offering and redemption price per share, $85,898,335 / 2,074,569 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.41

Class K
Net asset value, offering and redemption price per share, $6,662,319 / 157,797 shares outstanding (unlimited amount authorized: $0.01 par value)	$42.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,813 foreign withholding tax)	$6,161,066
Interest	18,106

Total income	6,179,172

EXPENSES
Investment management fees	3,205,459
Distribution fees – Class IA	1,259,652
Administrative fees	833,033
Professional fees	134,122
Distribution fees – Class IB	104,345
Custodian fees	101,225
Printing and mailing expenses	95,055
Trustees’ fees	16,527
Offering costs	1,089
Miscellaneous	20,343

Total expenses	5,770,850

NET INVESTMENT INCOME (LOSS)	408,322

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	40,148,853
Futures	3,659,019
Foreign currency transactions	(1,663)

Net realized gain (loss)	43,806,209

Change in unrealized appreciation (depreciation) on:
Investments	16,774,982
Futures	(1,765,208)
Foreign currency translations	(37)

Net change in unrealized appreciation (depreciation)	15,009,737

NET REALIZED AND UNREALIZED GAIN (LOSS)	58,815,946

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,224,268

See Notes to Financial Statements.

1154

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$408,322	$1,254,405
Net realized gain (loss) on investments, futures and foreign currency transactions	43,806,209	324,494,145
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	15,009,737	87,236,083

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,224,268	412,984,633

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,067,632)
Class IB	—	(87,745)
Class K	—	(28,053)

TOTAL DIVIDENDS	—	(1,183,430)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 141,820 and 404,099 shares, respectively ]	5,718,738	13,650,458
Capital shares issued in reinvestment of dividends [ 0 and 27,784 shares, respectively ]	—	1,067,632
Capital shares repurchased [ (1,274,775) and (3,588,854) shares, respectively ]	(51,446,540)	(122,246,940)
Capital shares repurchased in-kind (Note 9) [ 0 and (207,266) shares, respectively ]	—	(7,208,083)

Total Class IA transactions	(45,727,802)	(114,736,933)

Class IB
Capital shares sold [ 107,870 and 441,195 shares, respectively ]	4,301,317	14,640,671
Capital shares issued in reinvestment of dividends [ 0 and 2,326 shares, respectively ]	—	87,745
Capital shares repurchased [ (221,366) and (2,047,167) shares, respectively ]	(8,779,389)	(65,605,192)
Capital shares repurchased in-kind (Note 9) [ 0 and (15,726,976) shares, respectively ]	—	(537,225,889)

Total Class IB transactions	(4,478,072)	(588,102,665)

Class K
Capital shares sold [ 11,892 and 34,653 shares, respectively ]	480,817	1,177,003
Capital shares issued in reinvestment of dividends [ 0 and 730 shares, respectively ]	—	28,053
Capital shares repurchased [ (58,734) and (50,272) shares, respectively ]	(2,382,009)	(1,702,001)
Capital shares repurchased in-kind (Note 9) [ 0 and (3) shares, respectively ]	—	(111)

Total Class K transactions	(1,901,192)	(497,056)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(52,107,066)	(703,336,654)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,117,202	(291,535,451)
NET ASSETS:
Beginning of period	1,123,194,514	1,414,729,965

End of period (a)	$1,130,311,716	$1,123,194,514

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$946,936	$538,614

See Notes to Financial Statements.

1155

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(p)(q)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011		2010		2009
Net asset value, beginning of period	$39.98	$29.17	$25.60	$27.32		$23.37		$17.03

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.03 (e)	0.06 (e)	0.06	(e)	0.14	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.18	10.82	3.58	(1.73)		4.03		6.23

Total from investment operations	2.19	10.85	3.64	(1.67)		4.17		6.42

Less distributions:
Dividends from net investment income	—	(0.04)	(0.07)	(0.05)		(0.22)		(0.08)

Net asset value, end of period	$42.17	$39.98	$29.17	$25.60		$27.32		$23.37

Total return (b)	5.48%	37.21%	14.21%	(6.12)%		17.92	%(aa)	37.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,037,751	$1,029,123	$849,059	$833,975		$1,009,682		$914,031
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.05%	1.03%	1.00%	0.74%		0.76%		0.67%
Before fees paid indirectly (a)	1.05%	1.03%	1.01%	0.75%		0.77%		0.82%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.07%	0.09%	0.23%	0.21%		0.56%		0.96%
Before fees paid indirectly (a)	0.07%	0.09%	0.22%	0.20%		0.55%		0.81%
Portfolio turnover rate (z)	32%	72%	72%	74%		54%		91%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011		2010		2009
Net asset value, beginning of period	$39.25	$28.65	$25.15	$26.85		$22.97		$16.74

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.03 (e)	0.06 (e)	(0.01	)(e)	—	#(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.15	10.61	3.51	(1.69)		4.03		6.09

Total from investment operations	2.16	10.64	3.57	(1.70)		4.03		6.25

Less distributions:
Dividends from net investment income	—	(0.04)	(0.07)	—		(0.15)		(0.02)

Net asset value, end of period	$41.41	$39.25	$28.65	$25.15		$26.85		$22.97

Total return (b)	5.50%	37.14%	14.19%	(6.33)%		17.63	%(bb)	37.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$85,898	$85,890	$559,267	$558,736		$696,114		$430,402
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.05%	1.03%	1.00%	0.99%		1.01%		0.92%
Before fees paid indirectly (a)	1.05%	1.03%	1.01%	1.00%		1.02%		1.07	%(c)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.07%	0.11%	0.22%	(0.04)%		(0.02)%		0.79%
Before fees paid indirectly (a)	0.07%	0.10%	0.22%	(0.05)%		(0.02)%		0.65%
Portfolio turnover rate (z)	32%	72%	72%	74%		54%		91%

See Notes to Financial Statements.

1156

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(p)(q)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$39.98	$29.17	$25.60	$24.85

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12 (e)	0.12 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.18	10.83	3.59	0.77

Total from investment operations	2.24	10.95	3.71	0.80

Less distributions:
Dividends from net investment income	—	(0.14)	(0.14)	(0.05)

Net asset value, end of period	$42.22	$39.98	$29.17	$25.60

Total return (b)	5.60%	37.55%	14.50%	3.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,662	$8,181	$6,404	$10,092
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.80%	0.78%	0.75%	0.74%
Before fees paid indirectly (a)	0.80%	0.78%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.32%	0.34%	0.43%	0.37%
Before fees paid indirectly (a)	0.32%	0.34%	0.42%	0.37%
Portfolio turnover rate (z)	32%	72%	72%	74%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(p)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the Multimanager Health Care Portfolio that followed the same objectives as this Portfolio.
(q)	On September 17, 2010, this Portfolio received, through a substitution transaction, the assets and liabilities of Multimanager Large Cap Growth Portfolio that followed the same objectives as this Portfolio.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 17.83%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 17.58%.

See Notes to Financial Statements.

1157

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2014	% of Net Assets
Government Securities	63.3%
Corporate Bonds	27.7
Asset-Backed and Mortgage-Backed Securities	7.2
Convertible Preferred Stocks	0.3
Options Purchased	0.0 #
Cash and Other	1.5

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,028.10	$5.07
Hypothetical (5% average return before expenses)	1,000.00	1,019.79	5.05
Class IB
Actual	1,000.00	1,029.10	5.07
Hypothetical (5% average return before expenses)	1,000.00	1,019.79	5.05
Class K
Actual	1,000.00	1,030.50	3.82
Hypothetical (5% average return before expenses)	1,000.00	1,021.03	3.80

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.01%, 1.01% and 0.76%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1158

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.2%)
Asset-Backed Securities (2.3%)
AmeriCredit Automobile Receivables Trust,
Series 2012-2 C 2.640%, 10/10/17		$92,000	$94,067
Series 2012-5 C 1.690%, 11/8/18		145,000	145,961
Auto ABS Compartiment,
Series 2012-2 A 2.800%, 4/27/25 (m)	EUR	80,049	111,218
BlueMountain CLO Ltd.,
Series 2005-1A A1F 0.461%, 11/15/17 (l)§		$33,435	33,407
Chesapeake Funding LLC,
Series 2012-1A B 1.751%, 11/7/23 (l)§		220,000	222,129
Series 2012-1A C 2.151%, 11/7/23 (l)§		200,000	201,736
EFS Volunteer LLC,
Series 2010-1 A1 1.089%, 10/26/26 (l)§		296,860	299,490
Ford Credit Floorplan Master Owner Trust,
Series 2012-4 D 2.090%, 9/15/16		116,000	116,400
Series 2012-5 C 2.140%, 9/15/19		218,000	221,233
Series 2013-1 D 1.820%, 1/15/18		288,000	291,514
GSAA Home Equity Trust,
Series 2005-11 2A1 0.432%, 10/25/35 (l)		335,581	307,826
Series 2006-5 2A1 0.222%, 3/25/36 (l)		24,672	15,048
Hyundai Auto Receivables Trust,
Series 2012-A D 2.610%, 5/15/18		73,000	74,577
Kingsland I Ltd.,
Series 2005-1A A1A 0.480%, 6/13/19 (l)§		70,574	70,574
Landmark VII CDO Ltd.,
Series 2006-7A A1L 0.501%, 7/15/18 (l)§		248,903	248,549
Mid-State Trust,
Series 4 A 8.330%, 4/1/30		25,837	26,412
Nelnet Student Loan Trust,
Series 2008-3 A4 1.877%, 11/25/24 (l)		125,000	129,564
Series 2014-2A A3 1.002%, 7/27/37 (l)§		100,000	100,002
Renaissance Home Equity Loan Trust,
Series 2003-3 A 0.652%, 12/25/33 (l)		40,951	39,542
Santander Drive Auto Receivables Trust,
Series 2012-AA B 1.210%, 10/16/17§		283,000	284,199
Series 2012-AA C 1.780%, 11/15/18§		490,000	495,721
Series 2013-2 B 1.330%, 3/15/18		363,000	364,963

Series 2013-4 B 2.160%, 1/15/20		$134,000	$136,482
Series 2014-2 B 1.620%, 2/15/19		150,000	150,706
Series 2014-2 C 2.330%, 11/15/19		150,000	150,965
Scholar Funding Trust,
Series 2011-A A 1.128%, 10/28/43 (l)§		378,917	381,788
Series 2013-A A 0.799%, 1/30/45 (l)§		371,731	371,274
SLM Private Credit Student Loan Trust,
Series 2002-A A2 0.781%, 12/16/30 (l)		124,495	122,724
Series 2003-B A2 0.631%, 3/15/22 (l)		179,105	178,017
Series 2004-B A2 0.431%, 6/15/21 (l)		194,905	193,688
Series 2005-B A2 0.411%, 3/15/23 (l)		447,965	444,555
Series 2006-A A 4 0.421%, 12/15/23 (l)		325,000	321,538
Series 2006-C A4 0.401%, 3/15/23 (l)		107,059	106,049
SLM Private Education Loan Trust,
Series 2011-A A3 2.652%, 1/15/43 (l)§		475,000	504,429
Series 2011-B A2 3.740%, 2/15/29§		130,000	135,477
Series 2011-B A3 2.402%, 6/16/42 (l)§		200,000	214,274
Series 2011-C A2A 3.402%, 10/17/44 (l)§		200,000	218,258
Series 2011-C A2B 4.540%, 10/17/44§		138,000	150,650
Series 2012-A A1 1.552%, 8/15/25(l)§		97,895	99,107
Series 2012-C A1 1.252%, 8/15/23(l)§		154,147	155,558
Series 2012-C A2 3.310%, 10/15/46§		330,000	342,801
Series 2012-E A1 0.902%, 10/16/23 (l)§		107,919	108,298
Series 2012-E A2B 1.902%, 6/15/45 (l)§		320,000	331,421
Series 2013-A A1 0.752%, 8/15/22 (l)§		72,805	72,914
Series 2013-A A2A 1.770%, 5/17/27§		524,000	514,455
Series 2013-A A2B 1.202%, 5/17/27 (l)§		355,000	356,572
Series 2013-B A1 0.802%, 7/15/22 (l)§		200,616	201,066
Series 2013-B A2A 1.850%, 6/17/30§		405,000	400,042
Series 2013-C A2A 2.940%, 10/15/31§		185,000	191,058
Series 2013-C A2B 1.552%, 10/15/31 (l)§		200,000	205,068
Series 2014-A A1 0.752%, 7/15/22 (l)§		223,504	223,803

See Notes to Financial Statements.

1159

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

SLM Student Loan Trust,
Series 2008-5 A4 1.929%, 7/25/23 (l)	$358,000	$374,089
Series 2008-9 A 1.729%, 4/25/23 (l)	3,830,487	3,980,395
Structured Asset Receivables Trust,
Series 2003-2A CTFS 0.705%, 1/21/11 (b)(l)§†	976	976
World Financial Network Credit Card Master Trust,
Series 2010-A B 6.750%, 4/15/19	123,000	129,117
Series 2012-C A 2.230%, 8/15/22	268,000	271,006
Series 2012-D A 2.150%, 4/17/23	346,000	345,172

		15,977,924

Non-Agency CMO (4.9%)
Alternative Loan Trust,
Series 2006-OA22 A1 0.312%, 2/25/47 (l)	105,752	92,141
Series 2006-OA6 1A2 0.362%, 7/25/46 (l)	65,222	55,074
Series 2007-OH1 A1D 0.362%, 4/25/47 (l)	114,956	89,045
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.173%, 10/25/34 (l)	43,329	42,465
BAMLL Commercial Mortgage Securities Trust,
Series 2012-CLRN A 1.302%, 8/15/29 (l)§	100,000	100,052
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM 5.448%, 9/10/47	69,000	74,153
Series 2007-1 AMFX 5.482%, 1/15/49 (l)	16,000	16,922
Series 2007-3 A1A 5.775%, 6/10/49 (l)	240,248	260,558
Series 2007-3 A4 5.775%, 6/10/49 (l)	334,000	367,619
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A 5.679%, 6/24/50 (l)§	759,430	823,222
Series 2010-UB4 A4A 4.927%, 12/20/41 (l)§	33,638	33,844
BB-UBS Trust,
Series 2012-SHOW XA 0.730%, 11/5/36 IO (l)§	2,277,000	124,270
Series 2012-TFT A 2.892%, 6/5/30§	152,000	150,513
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW17 A1A 5.650%, 6/11/50 (l)	149,265	166,683
Chase Mortgage Finance Trust,
Series 2005-S2 A15 5.500%, 10/25/35	1,502,915	1,512,322
Citigroup Commercial Mortgage Trust,
Series 2013-SM XA 0.898%, 1/12/30 IO (l)§	3,044,786	75,021

Series 2014-388G A 0.910%, 6/15/33 (l)§	$270,000	$271,675
Series 2014-GC19 A3 3.753%, 3/10/47	80,000	83,154
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1 1A1 2.500%, 10/25/35 (l)	1,265,404	1,218,060
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5 AMA 6.321%, 11/15/44 (l)	15,000	16,944
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C3 AM 5.965%, 5/15/46 (l)	110,000	121,262
Commercial Mortgage Pass-Through Certificates,
Series 2012-LTRT A2 3.400%, 10/5/30§	228,000	223,752
Series 2014-UBS3 A4 3.819%, 6/10/47	31,000	31,977
Commercial Mortgage Trust,
Series 2010-C1 A1 3.156%, 7/10/46§	2,489,075	2,542,108
Series 2010-RR1 GEB 5.543%, 12/11/49 (l)§	100,000	107,127
Series 2013-CR6 XA 1.682%, 3/10/46 IO (l)	1,729,207	124,345
Series 2013-FL3 A 1.669%, 10/13/28 (l)§	193,409	194,182
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-OA5 2A1 0.352%, 4/25/46 (l)	125,016	99,125
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3 AM 5.982%, 6/15/38 (l)	105,000	113,610
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ 4.771%, 7/15/37	134,000	137,453
Credit Suisse Mortgage Capital Certificates,
Series 2008-C1 A2 6.175%, 2/15/41 (l)	45,435	46,543
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§	1,740,251	1,860,643
Series 2010-RR1 3A 5.775%, 6/10/49 (l)§	1,740,251	1,916,918
Series 2010-RR2 2A 6.051%, 9/15/39 (l)§	591,000	637,880
Series 2010-RR7 2A 5.467%, 9/16/39 (l)§	900,887	955,411
Series 2011-4R 5A1 3.311%, 5/27/36 (l)§	595,475	570,166
Series 2011-4R 6A1 2.438%, 5/27/36 (l)§	206,393	204,651
DBRR Trust,
Series 2011-C32 A3A 5.933%, 6/17/49 (l)§	181,000	194,496
Series 2012-EZ1 A 0.946%, 9/25/45§	10,837	10,839
Series 2013-EZ3 A 1.636%, 12/18/49 (l)§	105,702	106,495

See Notes to Financial Statements.

1160

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

EMF-NL B.V.,
Series 2008-2X A2 1.327%, 7/17/41 (l)(m)	EUR	435,000	$513,524
Extended Stay America Trust,
Series 2013-ESHL A27 2.958%, 12/5/31§		$121,000	121,855
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A 0.502%, 11/15/31 (l)		102,855	98,190
GMAC Commercial Mortgage Securities Trust,
Series 2006-C1 AM 5.290%, 11/10/45 (l)		120,000	126,215
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 AM 5.867%, 12/10/49 (l)		89,000	98,196
GS Mortgage Securities Corp. II,
Series 2010-C1 A2 4.592%, 8/10/43§		2,248,000	2,497,395
Series 2013-KING XA 0.844%, 12/10/27 IO (l)§		1,272,834	43,225
Series 2013-KYO XB1 3.249%, 11/8/29 IO (l)§		1,966,000	59,931
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.657%, 9/25/35 (l)		270,494	274,047
Series 2006-AR2 2A1 2.593%, 4/25/36 (l)		181,860	171,188
Hilton USA Trust,
Series 2013-HLT X1FX 1.817%, 11/5/30 IO (l)§		1,655,000	13,410
HomeBanc Mortgage Trust,
Series 2005-4 A1 0.422%, 10/25/35 (l)		170,076	152,060
Impac CMB Trust,
Series 2003-8 2A1 1.052%, 10/25/33 (l)		18,287	18,037
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CB8 A1A 4.158%, 1/12/39§		26,903	26,909
Series 2007-CB18 A1A 5.431%, 6/12/47 (l)		297,617	325,590
Series 2007-LD12 A1A 5.850%, 2/15/51 (l)		267,940	300,342
Series 2008-C2 ASB 6.125%, 2/12/51 (l)		118,811	126,477
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 3.185%, 8/25/34 (l)		157,185	156,221
Series 2007-A1 3A 3 2.625%, 7/25/35 (l)		171,712	172,284
LB-UBS Commercial Mortgage Trust,
Series 2004-C7 A1A 4.475%, 10/15/29		267,869	269,326
Series 2005-C2 AJ 5.205%, 4/15/30 (l)		96,000	98,662
Series 2006-C4 AM 6.049%, 6/15/38 (l)		87,000	94,413
Series 2006-C7 AM 5.378%, 11/15/38		83,000	89,897
Series 2007-C1 A4 5.424%, 2/15/40		1,436,999	1,568,276

Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 1.822%, 12/25/32 (l)		$36,843	$36,697
Series 2005-A10 A 0.362%, 2/25/36 (l)		507,167	461,050
Series 2005-CKI1 AJ 5.457%, 11/12/37 (l)		132,000	135,495
Series 2007-C1 A1A 6.033%, 6/12/50 (l)		88,903	95,869
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 XA 1.870%, 2/15/46 IO (l)		660,106	62,996
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J 6.010%, 11/15/30§		1,808,925	1,908,480
Series 2007-HQ12 A2FX 5.773%, 4/12/49 (l)		179,325	182,387
Series 2007-IQ13 AM 5.406%, 3/15/44		83,000	90,574
Series 2007-IQ14 A1A 5.665%, 4/15/49 (l)		86,744	94,776
Series 2007-IQ14 A2FX 5.610%, 4/15/49		192,514	194,309
Series 2007-IQ15 AM 6.105%, 6/11/49 (l)		85,000	93,652
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A 5.997%, 8/12/45 (l)§		568,586	627,964
Series 2011-IO A 2.500%, 3/23/51§		8,473	8,505
Series 2011-IO C 0.000%, 3/23/51 PO§		100,000	94,375
Series 2012-IO AXB1 1.000%, 3/27/51§		27,456	27,490
Series 2012-IO AXB2 1.000%, 3/27/51§		100,000	98,875
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§		2,357,000	2,628,692
RBSCF Trust,
Series 2010-RR3 JPMA 5.420%, 1/16/49(l)§		840,578	891,427
Series 2010-RR4 CMLA 6.213%, 12/16/49§		447,390	480,261
Sequoia Mortgage Trust,
Series 10 2A1 0.913%, 10/20/27 (l)		8,363	8,139
Series 2003-4 2A1 0.503%, 7/20/33 (l)		34,230	33,158
STRIPs Ltd.,
Series 2012-1A A 1.500%, 12/25/44§		175,578	173,822
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1 2.491%, 11/25/34 (l)		322,902	327,531
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 0.405%, 7/19/35 (l)		122,865	112,070
Series 2006-AR3 12A1 0.372%, 5/25/36 (l)		443,230	353,412

See Notes to Financial Statements.

1161

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A 1.523%, 8/25/42 (l)		$20,124	$20,224
Series 2003-AR1 A5 2.142%, 3/25/33 (l)		161,669	163,802
Wells Fargo Resecuritization Trust,
Series 2012-IO A 1.750%, 8/20/21§		111,983	112,027
WF-RBS Commercial Mortgage Trust,
Series 2012-C10 XA 1.961%, 12/15/45 IO (l)§		1,140,091	119,565
Series 2013-C11 A4 3.037%, 3/15/45		181,000	179,815
Series 2013-C12 XA 1.649%, 3/15/48 IO (l)§		1,803,760	156,104
Series 2013-C15 XA 0.851%, 8/15/46 IO (l)		1,179,440	47,096
Series 2014-LC14 XA 1.640%, 3/15/47 IO (l)		996,455	90,153

			33,299,182

Total Asset-Backed and Mortgage-Backed Securities			49,277,106

Corporate Bonds (27.7%)
Consumer Discretionary (1.5%)
Auto Components (0.3%)
Delphi Corp.
4.150%, 3/15/24		40,000	41,000
Johnson Controls, Inc.
4.250%, 3/1/21		113,000	122,140
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK (m)	EUR	1,100,000	1,583,575

			1,746,715

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
1.875%, 12/15/17		$55,000	55,302
Darden Restaurants, Inc.
4.500%, 10/15/21		55,000	57,872
Hyatt Hotels Corp.
3.875%, 8/15/16		36,000	38,004
5.375%, 8/15/21		36,000	40,975
International Game Technology
5.500%, 6/15/20		36,000	38,285
Marriott International, Inc.
3.250%, 9/15/22		91,000	90,061
McDonald’s Corp.
5.800%, 10/15/17		91,000	103,878
3.500%, 7/15/20		58,000	61,799
3.625%, 5/20/21		36,000	38,351
MGM Resorts International
7.625%, 1/15/17		700,000	794,500
Starbucks Corp.
6.250%, 8/15/17		36,000	41,379
Wyndham Worldwide Corp.
2.500%, 3/1/18		73,000	73,912

Yum! Brands, Inc.
4.250%, 9/15/15		$36,000	$37,539
5.300%, 9/15/19		55,000	61,424

			1,533,281

Household Durables (0.1%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20		73,000	79,196
NVR, Inc.
3.950%, 9/15/22		55,000	55,709
Tupperware Brands Corp.
4.750%, 6/1/21		36,000	38,935
Whirlpool Corp.
4.850%, 6/15/21		36,000	39,463
4.000%, 3/1/24		60,000	61,621

			274,924

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20		109,000	123,508
QVC, Inc.
4.375%, 3/15/23		36,000	36,544

			160,052

Leisure Products (0.0%)
Mattel, Inc.
3.150%, 3/15/23		36,000	35,061

Media (0.7%)
21st Century Fox America, Inc.
4.500%, 2/15/21		82,000	89,922
3.000%, 9/15/22		73,000	71,617
CBS Corp.
8.875%, 5/15/19		91,000	117,936
5.750%, 4/15/20		74,000	85,678
Comcast Corp.
6.500%, 1/15/15		351,000	362,419
5.900%, 3/15/16		109,000	118,570
6.500%, 1/15/17		109,000	123,921
5.875%, 2/15/18		282,000	324,865
5.700%, 5/15/18		109,000	125,434
3.125%, 7/15/22		91,000	92,011
3.600%, 3/1/24		45,000	46,073
Cox Communications, Inc.
5.500%, 10/1/15		55,000	58,186
8.375%, 3/1/39§		110,000	153,189
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.500%, 3/1/16		109,000	113,724
5.875%, 10/1/19		73,000	84,870
5.200%, 3/15/20		47,000	52,971
4.600%, 2/15/21		234,000	254,902
5.000%, 3/1/21		148,000	164,731
Discovery Communications LLC
5.050%, 6/1/20		73,000	81,976
Interpublic Group of Cos., Inc.
2.250%, 11/15/17		73,000	74,230
4.200%, 4/15/24		11,000	11,333
NBCUniversal Media LLC
5.150%, 4/30/20		275,000	315,023
4.375%, 4/1/21		109,000	120,486
4.450%, 1/15/43		56,000	55,782

See Notes to Financial Statements.

1162

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Omnicom Group, Inc.
5.900%, 4/15/16	$73,000	$79,272
4.450%, 8/15/20	73,000	79,461
Reed Elsevier Capital, Inc.
3.125%, 10/15/22	150,000	146,663
Thomson Reuters Corp.
4.700%, 10/15/19	55,000	60,777
Time Warner Cable, Inc.
5.850%, 5/1/17	273,000	306,856
8.750%, 2/14/19	40,000	51,324
5.000%, 2/1/20	73,000	81,772
4.000%, 9/1/21	91,000	96,981
6.550%, 5/1/37	65,000	80,476
Time Warner, Inc.
5.875%, 11/15/16	182,000	202,864
4.875%, 3/15/20	91,000	101,662
3.400%, 6/15/22	36,000	36,472
Viacom, Inc.
5.625%, 9/15/19	91,000	105,123
4.250%, 9/1/23	125,000	131,753
Walt Disney Co.
5.500%, 3/15/19	109,000	126,486
2.750%, 8/16/21	55,000	55,333
2.350%, 12/1/22	91,000	87,199
WPP Finance 2010
3.625%, 9/7/22	55,000	55,861

		4,986,184

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	36,000	38,633
Kohl’s Corp.
6.250%, 12/15/17	36,000	41,451
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	52,000	57,785
4.375%, 9/1/23	100,000	105,349
Nordstrom, Inc.
4.750%, 5/1/20	36,000	40,081
4.000%, 10/15/21	36,000	38,412
Target Corp.
6.000%, 1/15/18	146,000	167,586
2.900%, 1/15/22	55,000	54,952

		544,249

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	91,000	96,649
Home Depot, Inc.
5.400%, 3/1/16	182,000	196,069
4.400%, 4/1/21	91,000	101,921
4.400%, 3/15/45	30,000	30,405
Lowe’s Cos., Inc.
2.125%, 4/15/16	73,000	74,623
4.625%, 4/15/20	109,000	122,047
O’Reilly Automotive, Inc.
4.625%, 9/15/21	36,000	39,021
TJX Cos., Inc.
6.950%, 4/15/19	53,000	64,412

		725,147

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	$73,000	$75,367
NIKE, Inc.
2.250%, 5/1/23	36,000	33,792

		109,159

Total Consumer Discretionary		10,114,772

Consumer Staples (2.0%)
Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	235,000	236,500
3.700%, 2/1/24	250,000	255,902
Anheuser-Busch InBev Worldwide, Inc.
2.875%, 2/15/16	73,000	75,716
1.375%, 7/15/17	175,000	175,595
7.750%, 1/15/19	91,000	112,525
5.375%, 1/15/20	91,000	104,728
2.500%, 7/15/22	182,000	173,808
Bottling Group LLC
5.500%, 4/1/16	73,000	79,148
Brown-Forman Corp.
2.500%, 1/15/16	55,000	56,492
Coca-Cola Co.
1.500%, 11/15/15	91,000	92,310
1.800%, 9/1/16	146,000	149,415
1.150%, 4/1/18	91,000	90,228
3.150%, 11/15/20	91,000	95,152
3.200%, 11/1/23	125,000	126,493
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	100,000	102,154
3.250%, 8/19/21	100,000	101,868
Diageo Capital plc
5.750%, 10/23/17	91,000	103,614
1.125%, 4/29/18	73,000	71,463
Diageo Finance B.V.
5.300%, 10/28/15	91,000	96,653
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	73,000	74,335
3.200%, 11/15/21	36,000	36,488
PepsiCo, Inc.
0.700%, 8/13/15	36,000	36,099
0.700%, 2/26/16	150,000	150,260
7.900%, 11/1/18	182,000	226,519
2.750%, 3/1/23	125,000	121,823

		2,945,288

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17	55,000	61,616
1.700%, 12/15/19	91,000	89,597
CVS Caremark Corp.
4.750%, 5/18/20	128,000	141,986
4.000%, 12/5/23	100,000	104,019
7.507%, 1/10/32§	1,839,187	2,346,257
5.300%, 12/5/43	24,000	27,077
Delhaize Group S.A.
4.125%, 4/10/19	36,000	38,057

See Notes to Financial Statements.

1163

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Kroger Co.
6.400%, 8/15/17	$91,000	$104,166
2.300%, 1/15/19	100,000	100,970
Safeway, Inc.
5.000%, 8/15/19	146,000	151,840
Walgreen Co.
1.800%, 9/15/17	55,000	55,472
5.250%, 1/15/19	36,000	40,822
3.100%, 9/15/22	73,000	71,519
Wal-Mart Stores, Inc.
0.600%, 4/11/16	100,000	100,004
5.800%, 2/15/18	182,000	210,230
3.250%, 10/25/20	73,000	76,443
2.550%, 4/11/23	109,000	104,823
3.300%, 4/22/24	75,000	75,674
4.000%, 4/11/43	103,000	99,434
4.300%, 4/22/44	65,000	65,593

		4,065,599

Food Products (0.7%)
ConAgra Foods, Inc.
5.819%, 6/15/17	73,000	81,994
1.900%, 1/25/18	46,000	45,956
3.200%, 1/25/23	73,000	69,804
General Mills, Inc.
0.875%, 1/29/16	29,000	29,077
5.650%, 2/15/19	91,000	105,507
Hershey Co.
4.850%, 8/15/15	91,000	95,484
HJ Heinz Co.
3.500%, 6/5/20	2,593,467	2,611,285
Hormel Foods Corp.
4.125%, 4/15/21	36,000	38,915
Ingredion, Inc.
3.200%, 11/1/15	36,000	37,071
4.625%, 11/1/20	36,000	38,631
J.M. Smucker Co.
3.500%, 10/15/21	73,000	75,216
Kellogg Co.
4.000%, 12/15/20	58,000	61,506
Kraft Foods Group, Inc.
3.500%, 6/6/22	182,000	186,781
McCormick & Co., Inc.
3.900%, 7/15/21	27,000	29,048
Mead Johnson Nutrition Co.
4.900%, 11/1/19	73,000	81,172
Mondelez International, Inc.
4.125%, 2/9/16	128,000	134,435
6.125%, 2/1/18	91,000	103,748
2.250%, 2/1/19	105,000	105,989
5.375%, 2/10/20	82,000	94,232
Tyson Foods, Inc.
4.500%, 6/15/22	182,000	191,955
Unilever Capital Corp.
4.800%, 2/15/19	109,000	123,023

		4,340,829

Household Products (0.1%)
Clorox Co.
3.550%, 11/1/15	91,000	94,366
Colgate-Palmolive Co.
3.150%, 8/5/15	109,000	112,208

Energizer Holdings, Inc.
4.700%, 5/19/21	$55,000	$56,642
Kimberly-Clark Corp.
6.125%, 8/1/17	91,000	104,279
7.500%, 11/1/18	36,000	44,493
1.900%, 5/22/19	110,000	109,565
3.875%, 3/1/21	38,000	40,546
Procter & Gamble Co.
3.150%, 9/1/15	128,000	131,999
4.700%, 2/15/19	182,000	205,300

		899,398

Personal Products (0.0%)
Avon Products, Inc.
5.000%, 3/15/23	91,000	92,013

Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	80,000	104,723
4.750%, 5/5/21	91,000	100,038
2.850%, 8/9/22	91,000	87,324
4.000%, 1/31/24	74,000	76,007
Lorillard Tobacco Co.
3.500%, 8/4/16	40,000	41,810
6.875%, 5/1/20	91,000	107,752
Philip Morris International, Inc.
1.125%, 8/21/17	165,000	164,071
5.650%, 5/16/18	237,000	271,702
2.500%, 8/22/22	36,000	34,820
2.625%, 3/6/23	36,000	34,820
4.875%, 11/15/43	54,000	58,242
Reynolds American, Inc.
6.750%, 6/15/17	109,000	125,080
3.250%, 11/1/22	73,000	70,289
4.750%, 11/1/42	35,000	33,328
6.150%, 9/15/43	10,000	11,407

		1,321,413

Total Consumer Staples		13,664,540

Energy (2.3%)
Energy Equipment & Services (0.3%)
Cameron International Corp.
4.500%, 6/1/21	55,000	60,293
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	38,000	44,484
4.875%, 11/1/43	75,000	75,797
Ensco plc
3.250%, 3/15/16	91,000	94,570
4.700%, 3/15/21	146,000	158,987
Halliburton Co.
6.150%, 9/15/19	91,000	109,357
3.500%, 8/1/23	100,000	102,481
Nabors Industries, Inc.
9.250%, 1/15/19	109,000	140,541
Rowan Cos., Inc.
7.875%, 8/1/19	47,000	58,035
Transocean, Inc.
4.950%, 11/15/15	91,000	95,843
6.000%, 3/15/18	501,000	565,221
6.500%, 11/15/20	136,000	157,144
6.800%, 3/15/38	128,000	145,811

See Notes to Financial Statements.

1164

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Weatherford International Ltd.
5.500%, 2/15/16	$109,000	$117,075
5.950%, 4/15/42	65,000	73,188

		1,998,827

Oil, Gas & Consumable Fuels (2.0%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	146,000	161,764
8.700%, 3/15/19	109,000	141,183
Apache Corp.
5.625%, 1/15/17	73,000	81,336
3.250%, 4/15/22	53,000	54,509
6.000%, 1/15/37	40,000	48,916
4.750%, 4/15/43	85,000	88,993
4.250%, 1/15/44	35,000	33,986
Boardwalk Pipelines LP
5.750%, 9/15/19	73,000	80,327
BP Capital Markets plc
3.200%, 3/11/16	182,000	189,926
1.375%, 11/6/17	73,000	73,044
2.237%, 5/10/19	435,000	439,267
4.500%, 10/1/20	182,000	200,706
3.245%, 5/6/22	194,000	196,635
2.500%, 11/6/22	55,000	52,375
Buckeye Partners LP
4.875%, 2/1/21	73,000	79,405
Canadian Natural Resources Ltd.
5.700%, 5/15/17	146,000	163,653
Cenovus Energy, Inc.
5.700%, 10/15/19	73,000	84,928
Chevron Corp.
1.104%, 12/5/17	73,000	72,691
4.950%, 3/3/19	91,000	103,499
2.355%, 12/5/22	55,000	52,795
3.191%, 6/24/23	150,000	152,476
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	120,918
ConocoPhillips Co.
1.050%, 12/15/17	36,000	35,673
5.750%, 2/1/19	91,000	106,026
6.000%, 1/15/20	91,000	108,335
Continental Resources, Inc.
4.500%, 4/15/23	150,000	160,372
4.900%, 6/1/44§	65,000	66,896
Devon Energy Corp.
2.400%, 7/15/16	55,000	56,776
4.000%, 7/15/21	73,000	77,918
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/1/21	91,000	99,372
Enable Midstream Partners LP
2.400%, 5/15/19§	50,000	50,019
Enbridge Energy Partners LP
9.875%, 3/1/19	91,000	119,859
EnCana Corp.
6.500%, 5/15/19	89,000	105,960
Energy Transfer Partners LP
9.000%, 4/15/19	109,000	139,533
5.200%, 2/1/22	109,000	121,113
Enterprise Products Operating LLC
1.250%, 8/13/15	44,000	44,263
3.200%, 2/1/16	146,000	151,309
5.250%, 1/31/20	36,000	41,009
3.350%, 3/15/23	128,000	127,802

EOG Resources, Inc.
5.625%, 6/1/19	$36,000	$41,748
2.450%, 4/1/20	147,000	148,215
4.100%, 2/1/21	91,000	98,938
EQT Corp.
8.125%, 6/1/19	73,000	91,527
Exxon Mobil Corp.
0.921%, 3/15/17	100,000	100,009
1.819%, 3/15/19	405,000	407,791
Hess Corp.
1.300%, 6/15/17	33,000	33,035
Husky Energy, Inc.
4.000%, 4/15/24	40,000	41,476
Kerr-McGee Corp.
6.950%, 7/1/24	80,000	102,678
Kinder Morgan Energy Partners LP
6.000%, 2/1/17	73,000	81,384
6.850%, 2/15/20	91,000	108,583
3.500%, 3/1/21	40,000	40,539
3.950%, 9/1/22	91,000	92,462
Magellan Midstream Partners LP
6.550%, 7/15/19	55,000	65,595
4.250%, 2/1/21	36,000	39,147
Marathon Oil Corp.
2.800%, 11/1/22	73,000	70,756
Marathon Petroleum Corp.
3.500%, 3/1/16	47,000	48,981
5.125%, 3/1/21	55,000	62,232
Murphy Oil Corp.
2.500%, 12/1/17	172,000	176,261
4.000%, 6/1/22	73,000	74,389
Nexen Energy ULC
6.200%, 7/30/19	36,000	41,995
5.875%, 3/10/35	7,000	7,928
6.400%, 5/15/37	76,000	90,836
Noble Energy, Inc.
8.250%, 3/1/19	80,000	100,751
4.150%, 12/15/21	91,000	97,443
6.000%, 3/1/41	99,000	118,772
5.250%, 11/15/43	55,000	60,661
Noble Holding International Ltd.
3.050%, 3/1/16	55,000	56,731
4.625%, 3/1/21	73,000	79,120
Occidental Petroleum Corp.
2.500%, 2/1/16	36,000	37,093
4.125%, 6/1/16	55,000	58,573
4.100%, 2/1/21	109,000	118,714
ONEOK Partners LP
3.250%, 2/1/16	36,000	37,340
8.625%, 3/1/19	36,000	45,490
3.375%, 10/1/22	36,000	35,628
Petrobras Global Finance B.V.
6.250%, 3/17/24	100,000	106,440
Petrobras International Finance Co.
3.875%, 1/27/16	1,067,000	1,101,037
3.500%, 2/6/17	91,000	93,209
7.875%, 3/15/19	128,000	149,228
5.750%, 1/20/20	173,000	183,666
5.375%, 1/27/21	273,000	282,965
Petrohawk Energy Corp.
6.250%, 6/1/19	91,000	98,508

See Notes to Financial Statements.

1165

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Petroleos Mexicanos
8.000%, 5/3/19	$182,000	$224,315
6.000%, 3/5/20	226,000	258,593
3.500%, 1/30/23	82,000	80,128
Phillips 66
4.300%, 4/1/22	146,000	157,709
Pioneer Natural Resources Co.
6.875%, 5/1/18	55,000	64,938
3.950%, 7/15/22	73,000	76,730
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	91,000	94,421
8.750%, 5/1/19	36,000	46,390
5.000%, 2/1/21	36,000	40,332
Plains Exploration & Production Co.
6.875%, 2/15/23	109,000	123,198
Sinopec Group Overseas Development Ltd.
4.375%, 4/10/24 (m)	500,000	516,035
Southwestern Energy Co.
7.500%, 2/1/18	73,000	87,154
4.100%, 3/15/22	181,000	191,922
Spectra Energy Capital LLC
6.200%, 4/15/18	73,000	83,131
8.000%, 10/1/19	36,000	45,338
Statoil ASA
1.200%, 1/17/18	36,000	35,790
5.250%, 4/15/19	91,000	104,835
2.900%, 11/8/20	315,000	323,672
Talisman Energy, Inc.
7.750%, 6/1/19	73,000	90,310
Total Capital International S.A.
1.000%, 8/12/16	125,000	125,515
2.750%, 6/19/21	60,000	60,106
2.875%, 2/17/22	91,000	90,261
Total Capital S.A.
3.125%, 10/2/15	146,000	150,823
2.125%, 8/10/18	100,000	101,495
4.450%, 6/24/20	36,000	39,991
4.125%, 1/28/21	73,000	79,712
TransCanada PipeLines Ltd.
7.125%, 1/15/19	146,000	177,413
2.500%, 8/1/22	64,000	61,734
6.350%, 5/15/67 (l)	36,000	37,170
Valero Energy Corp.
6.125%, 2/1/20	133,000	156,853
Western Gas Partners LP
5.375%, 6/1/21	155,000	176,065
Williams Cos., Inc.
7.875%, 9/1/21	167,000	206,506
3.700%, 1/15/23	108,000	103,563
4.550%, 6/24/24	50,000	50,318
Williams Partners LP
5.250%, 3/15/20	113,000	127,526
4.000%, 11/15/21	36,000	37,703
4.500%, 11/15/23	100,000	105,865
4.300%, 3/4/24	100,000	103,614
XTO Energy, Inc.
6.250%, 8/1/17	73,000	84,278

		13,934,893

Total Energy		15,933,720

Financials (13.1%)
Banks (5.5%)
Australia & New Zealand Banking Group Ltd./New York
1.450%, 5/15/18	$250,000	$247,559
Banco do Brasil S.A./Cayman Islands
4.500%, 1/22/15§	18,000	18,326
3.875%, 10/10/22	300,000	282,855
Banco Santander S.A./Chile
1.828%, 1/19/16 (l)§	2,755,000	2,747,671
Bancolombia S.A.
4.250%, 1/12/16	91,000	94,640
Bank of America Corp.
1.500%, 10/9/15	109,000	109,938
6.500%, 8/1/16	365,000	404,353
5.625%, 10/14/16	182,000	199,719
5.750%, 12/1/17	410,000	462,440
2.000%, 1/11/18	533,000	536,091
6.875%, 4/25/18	364,000	428,962
5.650%, 5/1/18	930,000	1,054,744
2.600%, 1/15/19	254,000	257,432
7.625%, 6/1/19	1,670,000	2,061,084
5.625%, 7/1/20	365,000	420,278
5.000%, 5/13/21	182,000	203,506
3.300%, 1/11/23	200,000	196,962
4.125%, 1/22/24	125,000	128,829
4.000%, 4/1/24	100,000	101,730
Bank of Montreal
0.800%, 11/6/15	55,000	55,208
1.400%, 9/11/17	109,000	109,110
2.550%, 11/6/22	55,000	53,126
Bank of Nova Scotia
0.750%, 10/9/15	91,000	91,256
0.950%, 3/15/16	146,000	146,631
1.375%, 7/15/16	91,000	92,001
1.100%, 12/13/16	150,000	150,291
Barclays Bank plc
5.000%, 9/22/16	146,000	158,798
5.140%, 10/14/20	182,000	198,238
BB&T Corp.
3.200%, 3/15/16	146,000	151,790
1.450%, 1/12/18	55,000	54,801
5.250%, 11/1/19	109,000	123,712
BBVA Senior Finance S.A.U.
4.664%, 10/9/15	200,000	208,745
BNP Paribas S.A.
1.375%, 3/17/17	250,000	249,675
5.000%, 1/15/21	182,000	202,725
3.250%, 3/3/23	91,000	89,870
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	73,000	74,819
1.350%, 7/18/16	73,000	73,749
Capital One Bank USA N.A.
8.800%, 7/15/19	63,000	81,681
CIT Group, Inc.
5.500%, 2/15/19§	2,400,000	2,601,000
Citigroup, Inc.
5.500%, 10/15/14	24,000	24,307
3.953%, 6/15/16	182,000	191,941
4.450%, 1/10/17	53,000	57,083
5.500%, 2/15/17	91,000	100,076

See Notes to Financial Statements.

1166

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

6.000%, 8/15/17		$156,000	$176,343
6.125%, 5/15/18		364,000	419,110
2.500%, 9/26/18		193,000	196,029
2.550%, 4/8/19		155,000	156,170
8.500%, 5/22/19		364,000	465,507
3.375%, 3/1/23		100,000	99,541
3.875%, 10/25/23		150,000	153,314
3.750%, 6/16/24		150,000	150,357
6.675%, 9/13/43		30,000	37,088
4.950%, 11/7/43		30,000	31,992
5.300%, 5/6/44		45,000	47,247
Comerica, Inc.
2.125%, 5/23/19		100,000	99,895
Commonwealth Bank of Australia/New York
1.900%, 9/18/17		182,000	185,061
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
1.700%, 3/19/18		250,000	249,966
3.875%, 2/8/22		182,000	191,830
DNB Bank ASA
3.200%, 4/3/17§		1,559,000	1,642,201
Fifth Third Bancorp
3.625%, 1/25/16		91,000	94,937
5.450%, 1/15/17		91,000	99,825
First Horizon National Corp.
5.375%, 12/15/15		36,000	38,148
HSBC Bank Brasil S.A. – Banco Multiplo
4.000%, 5/11/16§		417,000	431,545
HSBC Bank USA N.A.
4.875%, 8/24/20		182,000	202,128
HSBC Holdings plc
4.000%, 3/30/22		182,000	192,738
6.500%, 5/2/36		100,000	121,022
Huntington Bancshares, Inc./Ohio
7.000%, 12/15/20		9,000	10,854
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	210,571
5.017%, 6/26/24§		200,000	202,160
JPMorgan Chase & Co.
3.150%, 7/5/16		175,000	182,274
1.350%, 2/15/17		435,000	436,941
2.000%, 8/15/17		91,000	92,532
6.000%, 1/15/18		546,000	625,045
6.300%, 4/23/19		182,000	215,697
4.400%, 7/22/20		364,000	398,532
4.625%, 5/10/21		182,000	201,218
3.250%, 9/23/22		199,000	199,294
3.200%, 1/25/23		140,000	138,725
KfW
1.250%, 10/26/15		273,000	274,714
2.625%, 2/16/16		364,000	376,823
0.500%, 4/19/16		219,000	219,011
0.500%, 7/15/16		250,000	249,352
4.875%, 1/17/17		482,000	530,259
1.250%, 2/15/17		182,000	183,679
0.750%, 3/17/17		150,000	149,724
0.875%, 9/5/17		73,000	72,306
4.500%, 7/16/18		182,000	200,132
4.875%, 6/17/19		182,000	208,735
4.000%, 1/27/20		182,000	202,242
2.750%, 9/8/20		114,000	116,975
2.750%, 10/1/20		200,000	206,825

6.250%, 5/19/21	AUD	2,248,000	$2,421,356
2.625%, 1/25/22		$182,000	184,031
2.125%, 1/17/23		237,000	228,684
Landwirtschaftliche Rentenbank
3.125%, 7/15/15		182,000	187,349
2.500%, 2/15/16		364,000	375,765
1.375%, 10/23/19		21,000	20,439
National Australia Bank Ltd./New York
2.750%, 3/9/17		50,000	52,068
3.000%, 1/20/23		250,000	242,604
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		182,000	196,403
1.625%, 3/12/19		100,000	99,771
PNC Bank N.A.
4.875%, 9/21/17		50,000	55,209
2.200%, 1/28/19		250,000	252,069
PNC Financial Services Group, Inc.
3.900%, 4/29/24		150,000	152,648
PNC Funding Corp.
5.625%, 2/1/17		109,000	120,428
5.125%, 2/8/20		36,000	41,050
4.375%, 8/11/20		36,000	39,464
Royal Bank of Canada
0.800%, 10/30/15		73,000	73,264
2.625%, 12/15/15		128,000	131,771
2.300%, 7/20/16		73,000	75,178
1.500%, 1/16/18		91,000	90,969
Royal Bank of Scotland Group plc
5.050%, 1/8/15		761,000	774,793
1.875%, 3/31/17		137,000	137,949
6.400%, 10/21/19		100,000	117,432
6.000%, 12/19/23		60,000	64,776
5.125%, 5/28/24		115,000	116,265
Royal Bank of Scotland plc
3.950%, 9/21/15		182,000	188,472
5.625%, 8/24/20		91,000	103,893
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16		36,000	38,212
Societe Generale S.A.
5.000%, 1/17/24§		400,000	416,833
Sumitomo Mitsui Banking Corp.
1.450%, 7/19/16		250,000	252,513
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		91,000	107,704
2.750%, 5/1/23		200,000	191,579
Svenska Handelsbanken AB
3.125%, 7/12/16		250,000	261,558
Toronto-Dominion Bank
2.500%, 7/14/16		128,000	132,497
2.375%, 10/19/16		73,000	75,477
1.125%, 5/2/17		100,000	99,921
U.S. Bancorp/Minnesota
2.450%, 7/27/15		91,000	93,055
1.950%, 11/15/18		100,000	100,569
2.950%, 7/15/22		91,000	89,811
3.700%, 1/30/24		150,000	155,993
UnionBanCal Corp.
3.500%, 6/18/22		91,000	93,519
Wachovia Corp.
5.625%, 10/15/16		91,000	100,140
5.750%, 2/1/18		73,000	83,249

See Notes to Financial Statements.

1167

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

Wells Fargo & Co.
1.500%, 7/1/15		$272,000	$275,166
3.676%, 6/15/16 (e)		150,000	158,441
5.625%, 12/11/17		182,000	206,572
1.500%, 1/16/18		109,000	108,441
2.150%, 1/15/19		47,000	47,417
2.125%, 4/22/19		40,000	40,285
4.600%, 4/1/21		150,000	166,854
3.500%, 3/8/22		273,000	282,722
3.450%, 2/13/23		109,000	108,279
4.100%, 6/3/26		75,000	75,813
5.375%, 11/2/43		105,000	115,357
Westpac Banking Corp.
3.000%, 8/4/15		182,000	187,095
0.950%, 1/12/16		109,000	109,519
2.000%, 8/14/17		73,000	74,441
4.875%, 11/19/19		109,000	122,743

			37,600,241

Capital Markets (2.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24		100,000	103,878
Ameriprise Financial, Inc.
5.650%, 11/15/15		28,000	29,854
7.300%, 6/28/19		33,000	40,725
5.300%, 3/15/20		36,000	41,127
Bank of New York Mellon Corp.
2.300%, 7/28/16		150,000	154,658
2.100%, 1/15/19		90,000	90,448
5.450%, 5/15/19		73,000	84,169
4.150%, 2/1/21		73,000	79,722
3.550%, 9/23/21		36,000	37,645
3.650%, 2/4/24		100,000	103,103
BlackRock, Inc.
5.000%, 12/10/19		73,000	83,302
3.500%, 3/18/24		100,000	101,049
Charles Schwab Corp.
4.450%, 7/22/20		36,000	40,084
3.225%, 9/1/22		36,000	36,529
Credit Suisse AG/New York
1.375%, 5/26/17		250,000	250,338
4.375%, 8/5/20		146,000	159,347
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		164,000	172,394
Deutsche Bank AG
4.296%, 5/24/28 (l)		200,000	194,024
Deutsche Bank AG/London
3.250%, 1/11/16		100,000	103,695
6.000%, 9/1/17		182,000	207,323
Eaton Vance Corp.
6.500%, 10/2/17		22,000	25,276
Goldman Sachs Group, Inc.
5.125%, 1/15/15		1,088,000	1,110,662
0.671%, 5/18/15 (l)	EUR	50,000	68,518
5.350%, 1/15/16		$364,000	388,633
3.625%, 2/7/16		444,000	462,950
5.625%, 1/15/17		109,000	120,023
6.250%, 9/1/17		273,000	310,630
2.375%, 1/22/18		105,000	106,626
6.150%, 4/1/18		273,000	313,649
2.900%, 7/19/18		130,000	133,815

7.500%, 2/15/19		$471,000	$573,899
5.375%, 3/15/20		255,000	288,730
5.250%, 7/27/21		264,000	296,025
5.750%, 1/24/22		286,000	329,813
1.830%, 11/29/23 (l)		80,000	81,917
4.000%, 3/3/24		185,000	188,188
3.850%, 7/8/24		180,000	179,851
6.125%, 2/15/33		65,000	77,947
6.750%, 10/1/37		70,000	84,334
6.250%, 2/1/41		30,000	36,564
4.800%, 7/8/44 (b)		90,000	89,561
Jefferies Group LLC
8.500%, 7/15/19		109,000	136,679
5.125%, 1/20/23		18,000	19,371
Lazard Group LLC
4.250%, 11/14/20		125,000	130,842
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)*		5,000,000	981,250
0.000%, 12/30/16		10,200,000	1,925,250
6.750%, 12/28/17 (b)*†		470,000	—
Macquarie Bank Ltd.
1.650%, 3/24/17§		70,000	70,263
2.600%, 6/24/19§		255,000	255,962
Morgan Stanley
6.000%, 4/28/15		16,000	16,743
4.000%, 7/24/15		546,000	565,487
5.450%, 1/9/17		240,000	264,342
5.550%, 4/27/17		219,000	243,381
5.950%, 12/28/17		182,000	207,324
7.300%, 5/13/19		437,000	535,052
5.625%, 9/23/19		100,000	115,044
5.750%, 1/25/21		273,000	317,560
5.500%, 7/28/21		55,000	63,167
3.750%, 2/25/23		207,000	209,822
4.100%, 5/22/23		55,000	55,673
3.875%, 4/29/24		90,000	91,054
Nomura Holdings, Inc.
4.125%, 1/19/16		36,000	37,692
6.700%, 3/4/20		74,000	88,320
Northern Trust Corp.
3.450%, 11/4/20		73,000	77,808
Raymond James Financial, Inc.
4.250%, 4/15/16		36,000	38,027
8.600%, 8/15/19		36,000	45,421
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§		629,981	665,601
TD Ameritrade Holding Corp.
5.600%, 12/1/19		36,000	42,065
UBS AG/Connecticut
5.875%, 7/15/16		91,000	99,441
5.875%, 12/20/17		74,000	84,604
5.750%, 4/25/18		122,000	139,559
4.875%, 8/4/20		170,000	190,498

			15,094,327

Consumer Finance (2.2%)
Ally Financial, Inc.
8.300%, 2/12/15		718,000	746,720
3.125%, 1/15/16		300,000	306,360
5.500%, 2/15/17		400,000	433,520
8.000%, 3/15/20		1,000,000	1,220,000

See Notes to Financial Statements.

1168

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

American Express Centurion Bank
6.000%, 9/13/17		$146,000	$166,997
American Express Co.
6.150%, 8/28/17		363,000	415,426
7.000%, 3/19/18		2,339,000	2,783,504
8.125%, 5/20/19		91,000	115,924
American Express Credit Corp.
2.750%, 9/15/15		182,000	186,678
2.800%, 9/19/16		109,000	113,438
1.125%, 6/5/17		130,000	129,870
2.125%, 3/18/19		100,000	100,515
American Honda Finance Corp.
2.125%, 10/10/18		150,000	151,837
Capital One Financial Corp.
1.000%, 11/6/15		55,000	55,154
3.150%, 7/15/16		124,000	129,341
2.450%, 4/24/19		242,000	244,427
Caterpillar Financial Services Corp.
1.250%, 11/6/17		91,000	90,584
7.150%, 2/15/19		73,000	89,765
Discover Financial Services
6.450%, 6/12/17		73,000	82,399
5.200%, 4/27/22		55,000	61,050
3.850%, 11/21/22		243,000	247,252
Ford Motor Credit Co. LLC
3.875%, 1/15/15		181,000	184,057
3.984%, 6/15/16		91,000	96,025
8.000%, 12/15/16		182,000	211,430
3.000%, 6/12/17		273,000	284,611
1.724%, 12/6/17		315,000	314,826
2.375%, 1/16/18		3,009,000	3,071,049
5.875%, 8/2/21		182,000	213,505
HSBC USA, Inc.
1.625%, 1/16/18		146,000	146,026
2.250%, 6/23/19		135,000	134,818
3.500%, 6/23/24		100,000	100,297
John Deere Capital Corp.
2.800%, 9/18/17		182,000	190,959
1.300%, 3/12/18		55,000	54,502
3.150%, 10/15/21		109,000	111,530
3.350%, 6/12/24		100,000	100,075
Navient Corp.
8.450%, 6/15/18		1,100,000	1,298,000
PACCAR Financial Corp.
0.700%, 11/16/15		55,000	55,154
Toyota Motor Credit Corp.
0.875%, 7/17/15		91,000	91,466
2.800%, 1/11/16		146,000	151,165
2.000%, 9/15/16		109,000	111,795
1.250%, 10/5/17		73,000	72,928
2.750%, 5/17/21		265,000	265,185
3.400%, 9/15/21		109,000	113,519

			15,243,683

Diversified Financial Services (1.8%)
Bank of America N.A.
0.511%, 6/15/16 (l)		616,000	612,397
1.125%, 11/14/16		250,000	250,051
5.300%, 3/15/17		182,000	200,146
0.531%, 6/15/17 (l)		400,000	394,464
Bear Stearns Cos. LLC
5.300%, 10/30/15		302,000	320,131

Berkshire Hathaway, Inc.
1.550%, 2/9/18		$55,000	$55,174
Block Financial LLC
5.500%, 11/1/22		73,000	79,633
Boeing Capital Corp.
2.125%, 8/15/16		55,000	56,596
Delos Finance Sarl
3.500%, 2/27/21		1,300,000	1,298,142
General Electric Capital Corp.
1.625%, 7/2/15		100,000	101,252
1.000%, 12/11/15		91,000	91,710
1.000%, 1/8/16		91,000	91,539
2.950%, 5/9/16		109,000	113,665
1.500%, 7/12/16		100,000	101,335
5.400%, 2/15/17		294,000	326,603
1.600%, 11/20/17		55,000	55,295
6.000%, 8/7/19		396,000	469,371
5.300%, 2/11/21		109,000	123,952
4.650%, 10/17/21		182,000	202,153
3.150%, 9/7/22		109,000	109,434
3.100%, 1/9/23		150,000	148,762
6.875%, 1/10/39		30,000	40,470
JPMorgan Chase & Co.
4.750%, 3/1/15		160,000	164,489
4.850%, 2/1/44		30,000	31,563
JPMorgan Chase Bank N.A.
0.863%, 5/31/17 (l)	EUR	1,400,000	1,908,393
6.000%, 10/1/17		$2,249,000	2,561,194
4.375%, 11/30/21 (l)(m)	EUR	150,000	216,384
NASDAQ OMX Group, Inc.
5.550%, 1/15/20		$36,000	39,659
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		73,000	75,590
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16		109,000	113,358
5.450%, 2/1/18		109,000	124,110
Private Export Funding Corp.
4.950%, 11/15/15		73,000	77,599
1.375%, 2/15/17		18,000	18,245
2.050%, 11/15/22		46,000	43,611
Sasol Financing International plc
4.500%, 11/14/22		50,000	50,250
Schlumberger Investment S.A.
3.650%, 12/1/23		68,000	70,601
Shell International Finance B.V.
0.900%, 11/15/16		100,000	100,327
2.000%, 11/15/18		174,000	176,161
4.300%, 9/22/19		73,000	80,914
4.375%, 3/25/20		36,000	39,764
2.375%, 8/21/22		73,000	70,056
3.400%, 8/12/23		150,000	153,222
4.550%, 8/12/43		98,000	102,538
Voya Financial, Inc.
5.500%, 7/15/22		36,000	41,194
Waha Aerospace B.V.
3.925%, 7/28/20§		349,700	368,933
XTRA Finance Corp.
5.150%, 4/1/17		36,000	39,478

			11,909,908

See Notes to Financial Statements.

1169

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Insurance (0.9%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	$36,000	$36,922
5.900%, 6/15/19	36,000	42,080
Aegon N.V.
4.625%, 12/1/15	109,000	114,783
Aflac, Inc.
8.500%, 5/15/19	55,000	71,212
Alleghany Corp.
5.625%, 9/15/20	36,000	40,283
Allstate Corp.
7.450%, 5/16/19	73,000	90,265
American Financial Group, Inc./Ohio
9.875%, 6/15/19	36,000	46,969
American International Group, Inc.
5.050%, 10/1/15	91,000	95,718
5.600%, 10/18/16	36,000	39,510
3.800%, 3/22/17	227,000	242,236
5.450%, 5/18/17	91,000	101,172
5.850%, 1/16/18	91,000	103,180
3.375%, 8/15/20	135,000	140,015
6.400%, 12/15/20	182,000	218,699
4.875%, 6/1/22	73,000	80,963
8.175%, 5/15/58 (l)	326,000	448,250
Aon Corp.
3.500%, 9/30/15	91,000	94,092
5.000%, 9/30/20	36,000	40,343
Axis Specialty Finance LLC
5.875%, 6/1/20	55,000	61,812
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16	100,000	100,542
4.250%, 1/15/21	109,000	119,649
Chubb Corp.
5.750%, 5/15/18	36,000	41,180
6.375%, 3/29/67 (l)	73,000	81,121
CNA Financial Corp.
5.875%, 8/15/20	109,000	127,570
Genworth Holdings, Inc.
8.625%, 12/15/16	73,000	85,228
7.700%, 6/15/20	91,000	111,933
7.625%, 9/24/21	180,000	224,727
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	73,000	83,862
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	36,000	42,091
Lincoln National Corp.
8.750%, 7/1/19	36,000	46,279
6.050%, 4/20/67 (l)	109,000	109,818
Manulife Financial Corp.
3.400%, 9/17/15	310,000	320,156
Markel Corp.
7.125%, 9/30/19	36,000	42,781
5.350%, 6/1/21	36,000	40,636
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	36,000	39,926
MassMutual Global Funding II
2.350%, 4/9/19§	200,000	202,135
MetLife, Inc.
6.750%, 6/1/16	109,000	121,043
4.750%, 2/8/21	91,000	101,265
4.368%, 9/15/23	200,000	214,960

Metropolitan Life Global Funding I
1.300%, 4/10/17§	$355,000	$356,365
2.300%, 4/10/19§	150,000	151,719
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	73,000	74,680
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	36,000	36,991
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	36,000	40,811
Principal Financial Group, Inc.
8.875%, 5/15/19	73,000	93,450
Progressive Corp.
3.750%, 8/23/21	46,000	48,824
Protective Life Corp.
7.375%, 10/15/19	36,000	44,388
Prudential Financial, Inc.
4.750%, 9/17/15	243,000	255,259
6.000%, 12/1/17	173,000	198,243
5.375%, 6/21/20	140,000	160,505
3.500%, 5/15/24	100,000	100,033
5.875%, 9/15/42 (l)	55,000	59,747
Reinsurance Group of America, Inc.
6.450%, 11/15/19	36,000	42,458
Torchmark Corp.
9.250%, 6/15/19	36,000	46,383
Travelers Cos., Inc.
5.500%, 12/1/15	55,000	58,860
5.800%, 5/15/18	91,000	105,060
Unum Group
5.625%, 9/15/20	36,000	41,262
XLIT Ltd.
2.300%, 12/15/18	55,000	55,553
5.250%, 12/15/43	28,000	30,917

		6,366,914

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.
5.050%, 9/1/20	128,000	142,345
5.000%, 2/15/24	100,000	108,595
ARC Properties Operating Partnership LP/Clark Acquisition LLC
4.600%, 2/6/24§	100,000	102,333
AvalonBay Communities, Inc.
5.700%, 3/15/17	55,000	61,346
4.200%, 12/15/23	100,000	105,659
Boston Properties LP
3.700%, 11/15/18	73,000	78,027
5.875%, 10/15/19	109,000	127,190
Brandywine Operating Partnership LP
4.950%, 4/15/18	36,000	39,151
Camden Property Trust
4.625%, 6/15/21	73,000	79,292
CommonWealth REIT
6.650%, 1/15/18	36,000	39,582
CubeSmart LP
4.375%, 12/15/23	50,000	51,881
DDR Corp.
4.625%, 7/15/22	55,000	58,802
Digital Realty Trust LP
4.500%, 7/15/15	36,000	37,026
3.625%, 10/1/22	55,000	52,309

See Notes to Financial Statements.

1170

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Duke Realty LP
6.750%, 3/15/20	$55,000	$65,305
EPR Properties
7.750%, 7/15/20	36,000	42,909
ERP Operating LP
5.125%, 3/15/16	182,000	194,921
Essex Portfolio LP
3.875%, 5/1/24§	50,000	50,664
Federal Realty Investment Trust
3.000%, 8/1/22	36,000	35,468
HCP, Inc.
3.750%, 2/1/16	36,000	37,641
6.000%, 1/30/17	73,000	81,798
3.150%, 8/1/22	36,000	35,238
4.250%, 11/15/23	140,000	145,245
Health Care REIT, Inc.
4.700%, 9/15/17	73,000	79,969
6.125%, 4/15/20	53,000	61,536
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	36,000	40,461
Highwoods Realty LP
3.625%, 1/15/23	55,000	54,186
Hospitality Properties Trust
5.625%, 3/15/17	36,000	39,297
Host Hotels & Resorts LP
5.875%, 6/15/19	100,000	107,250
4.750%, 3/1/23	36,000	38,340
Kilroy Realty LP
5.000%, 11/3/15	36,000	37,916
Kimco Realty Corp.
6.875%, 10/1/19	36,000	43,281
3.200%, 5/1/21	50,000	50,098
Liberty Property LP
4.750%, 10/1/20	73,000	79,480
Mack-Cali Realty LP
7.750%, 8/15/19	36,000	42,863
National Retail Properties, Inc.
3.800%, 10/15/22	55,000	55,911
Prologis LP
4.250%, 8/15/23	100,000	104,390
Realty Income Corp.
5.750%, 1/15/21	91,000	103,130
Senior Housing Properties Trust
4.300%, 1/15/16	36,000	37,331
Simon Property Group LP
5.650%, 2/1/20	82,000	95,721
4.125%, 12/1/21	36,000	39,108
UDR, Inc.
4.250%, 6/1/18	73,000	78,925
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	36,000	37,145
2.000%, 2/15/18	55,000	55,370
4.250%, 3/1/22	40,000	42,400
3.250%, 8/15/22	36,000	35,533
Vornado Realty LP
5.000%, 1/15/22	91,000	99,784
Washington Real Estate Investment Trust
3.950%, 10/15/22	36,000	36,035
Weingarten Realty Investors
3.375%, 10/15/22	109,000	106,364

Weyerhaeuser Co.
4.625%, 9/15/23	$100,000	$108,246

		3,482,797

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	36,000	37,961
4.000%, 3/13/24	100,000	102,677

		140,638

Total Financials		89,838,508

Health Care (2.1%)
Biotechnology (0.2%)
Amgen, Inc.
5.850%, 6/1/17	109,000	123,026
6.150%, 6/1/18	11,000	12,770
3.450%, 10/1/20	109,000	113,906
3.625%, 5/15/22	91,000	93,733
3.625%, 5/22/24	265,000	265,695
5.650%, 6/15/42	60,000	68,290
Biogen Idec, Inc.
6.875%, 3/1/18	36,000	42,368
Celgene Corp.
2.300%, 8/15/18	86,000	87,426
2.250%, 5/15/19	100,000	100,229
3.625%, 5/15/24	205,000	205,151
Genentech, Inc.
4.750%, 7/15/15	36,000	37,628
Gilead Sciences, Inc.
4.500%, 4/1/21	109,000	120,983

		1,271,205

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
4.125%, 5/27/20	73,000	79,953
Baxter International, Inc.
0.950%, 6/1/16	100,000	100,171
5.900%, 9/1/16	73,000	80,677
4.250%, 3/15/20	36,000	38,954
2.400%, 8/15/22	36,000	33,939
Becton Dickinson and Co.
3.250%, 11/12/20	109,000	113,702
BioMed Realty LP
2.625%, 5/1/19	50,000	50,268
Boston Scientific Corp.
6.400%, 6/15/16	126,000	138,881
5.125%, 1/12/17	353,000	384,840
2.650%, 10/1/18	121,000	123,323
6.000%, 1/15/20	36,000	41,740
C.R. Bard, Inc.
2.875%, 1/15/16	36,000	37,188
CareFusion Corp.
1.450%, 5/15/17	55,000	54,899
3.300%, 3/1/23	36,000	34,792
4.875%, 5/15/44	25,000	25,268
Covidien International Finance S.A.
4.200%, 6/15/20	36,000	39,287
2.950%, 6/15/23	150,000	145,941
DENTSPLY International, Inc.
2.750%, 8/15/16	20,000	20,682
4.125%, 8/15/21	36,000	37,602

See Notes to Financial Statements.

1171

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Medtronic, Inc.
1.375%, 4/1/18	$36,000	$35,754
4.450%, 3/15/20	109,000	120,734
St. Jude Medical, Inc.
3.250%, 4/15/23	55,000	54,545
Stryker Corp.
4.375%, 1/15/20	36,000	39,694
Zimmer Holdings, Inc.
4.625%, 11/30/19	55,000	60,918

		1,893,752

Health Care Providers & Services (0.8%)
Aetna, Inc.
3.950%, 9/1/20	128,000	138,754
AmerisourceBergen Corp.
1.150%, 5/15/17	245,000	244,749
4.875%, 11/15/19	55,000	61,680
Cardinal Health, Inc.
4.625%, 12/15/20	36,000	39,979
Cigna Corp.
5.125%, 6/15/20	78,000	88,290
4.375%, 12/15/20	36,000	39,271
Coventry Health Care, Inc.
5.450%, 6/15/21	161,000	185,553
Express Scripts Holding Co.
3.125%, 5/15/16	91,000	94,810
1.250%, 6/2/17	95,000	94,848
4.750%, 11/15/21	36,000	39,714
3.500%, 6/15/24	100,000	98,775
HCA, Inc., Term Loan
2.649%, 3/15/14	2,550,000	2,550,000
Humana, Inc.
7.200%, 6/15/18	55,000	65,370
Laboratory Corp. of America Holdings
2.200%, 8/23/17	24,000	24,422
4.625%, 11/15/20	91,000	98,121
3.750%, 8/23/22	20,000	20,200
McKesson Corp.
4.750%, 3/1/21	91,000	101,617
2.700%, 12/15/22	55,000	52,625
2.850%, 3/15/23	73,000	70,102
3.796%, 3/15/24	100,000	102,127
Medco Health Solutions, Inc.
2.750%, 9/15/15	36,000	36,820
7.125%, 3/15/18	91,000	107,420
4.125%, 9/15/20	91,000	97,590
Quest Diagnostics, Inc.
6.400%, 7/1/17	73,000	82,870
UnitedHealth Group, Inc.
6.000%, 2/15/18	91,000	104,999
4.700%, 2/15/21	146,000	162,877
3.375%, 11/15/21	72,000	74,664
2.875%, 3/15/23	55,000	53,649
WellPoint, Inc.
1.875%, 1/15/18	150,000	151,233
2.300%, 7/15/18	117,000	119,062
4.350%, 8/15/20	237,000	258,429
3.300%, 1/15/23	45,000	44,903

		5,505,523

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
6.500%, 11/1/17	$36,000	$41,189
Life Technologies Corp.
6.000%, 3/1/20	36,000	41,939
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	182,000	188,938
1.850%, 1/15/18	36,000	36,165
2.400%, 2/1/19	255,000	257,527
5.300%, 2/1/44	13,000	14,328

		580,086

Pharmaceuticals (0.7%)
AbbVie, Inc.
1.200%, 11/6/15	146,000	146,883
1.750%, 11/6/17	130,000	130,536
2.900%, 11/6/22	146,000	140,889
4.400%, 11/6/42	105,000	101,236
Actavis Funding SCS
1.300%, 6/15/17 §	150,000	149,382
2.450%, 6/15/19 §	121,000	121,078
3.850%, 6/15/24 §	72,000	72,310
Actavis, Inc.
6.125%, 8/15/19	47,000	55,025
3.250%, 10/1/22	193,000	189,291
4.625%, 10/1/42	120,000	117,703
Allergan, Inc.
3.375%, 9/15/20	91,000	90,654
AstraZeneca plc
5.900%, 9/15/17	73,000	83,378
Bristol-Myers Squibb Co.
4.500%, 3/1/44	132,000	135,505
Eli Lilly and Co.
5.200%, 3/15/17	109,000	121,335
GlaxoSmithKline Capital plc
2.850%, 5/8/22	91,000	89,669
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	173,000	198,410
2.800%, 3/18/23	73,000	70,948
Johnson & Johnson
5.550%, 8/15/17	109,000	123,999
2.950%, 9/1/20	73,000	76,557
Merck & Co., Inc.
6.000%, 9/15/17	73,000	83,767
1.300%, 5/18/18	61,000	60,324
3.875%, 1/15/21	73,000	78,725
2.400%, 9/15/22	55,000	53,372
2.800%, 5/18/23	125,000	121,718
Mylan, Inc.
1.350%, 11/29/16	100,000	100,147
Novartis Capital Corp.
4.400%, 4/24/20	125,000	139,026
2.400%, 9/21/22	36,000	34,719
Novartis Securities Investment Ltd.
5.125%, 2/10/19	128,000	145,866
Perrigo Co. plc
4.000%, 11/15/23§	200,000	203,236
Pfizer, Inc.
1.100%, 5/15/17	100,000	100,381
6.200%, 3/15/19	91,000	108,269
2.100%, 5/15/19	195,000	195,922
3.400%, 5/15/24	240,000	243,621
4.400%, 5/15/44	55,000	56,572

See Notes to Financial Statements.

1172

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Sanofi S.A.
2.625%, 3/29/16	$91,000	$94,183
1.250%, 4/10/18	91,000	89,790
4.000%, 3/29/21	73,000	79,066
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	89,000	91,295
2.950%, 12/18/22	73,000	69,957
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	91,000	93,347
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	36,000	35,162
Wyeth LLC
5.500%, 2/15/16	182,000	196,331
Zoetis, Inc.
1.875%, 2/1/18	73,000	73,154

		4,762,738

Total Health Care		14,013,304

Industrials (1.6%)
Aerospace & Defense (0.2%)
General Dynamics Corp.
2.250%, 11/15/22	125,000	117,761
Honeywell International, Inc.
5.300%, 3/1/18	28,000	31,730
4.250%, 3/1/21	91,000	100,851
L-3 Communications Corp.
3.950%, 11/15/16	36,000	38,227
4.950%, 2/15/21	146,000	162,177
Lockheed Martin Corp.
2.125%, 9/15/16	91,000	93,695
3.350%, 9/15/21	91,000	94,056
Precision Castparts Corp.
1.250%, 1/15/18	91,000	90,418
Raytheon Co.
4.400%, 2/15/20	146,000	161,446
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	20,265
Textron, Inc.
4.625%, 9/21/16	36,000	38,578
7.250%, 10/1/19	36,000	43,740
United Technologies Corp.
1.800%, 6/1/17	18,000	18,378
6.125%, 2/1/19	55,000	64,971
4.500%, 4/15/20	73,000	81,457
3.100%, 6/1/22	109,000	110,238

		1,267,988

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	36,000	44,941
2.700%, 4/15/23	36,000	34,305
4.900%, 1/15/34	130,000	139,373
5.100%, 1/15/44	45,000	48,507
United Parcel Service, Inc.
3.125%, 1/15/21	109,000	114,064

		381,190

Airlines (0.1%)
Continental Airlines, Inc.
Series 2009-1 9.000%, 7/8/16	70,523	79,691

Series 2010-1 B 6.000%, 1/12/19	$731,622	$764,545
Delta Air Lines, Inc.
Series 2009-1 A 7.750%, 12/17/19	44,766	52,600
Series 2010-2 A 4.950%, 5/23/19	52,933	57,167
United Air Lines, Inc.
Series 2009-2 A 9.750%, 1/15/17	43,871	49,904

		1,003,907

Building Products (0.0%)
Owens Corning, Inc.
9.000%, 6/15/19	12,000	14,940

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	91,000	96,656
Cornell University
5.450%, 2/1/19	73,000	83,111
Pitney Bowes, Inc.
5.750%, 9/15/17	17,000	19,054
4.625%, 3/15/24	200,000	206,953
Republic Services, Inc.
5.500%, 9/15/19	54,000	61,896
5.250%, 11/15/21	73,000	83,186
Waste Management, Inc.
7.375%, 3/11/19	73,000	88,599
4.750%, 6/30/20	36,000	40,196
2.900%, 9/15/22	73,000	71,500

		751,151

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	46,000	46,471
2.875%, 5/8/22	73,000	72,563

		119,034

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15	55,000	55,226
1.500%, 11/2/17	55,000	55,017
2.750%, 11/2/22	91,000	87,905
Emerson Electric Co.
4.875%, 10/15/19	91,000	102,691
Roper Industries, Inc.
1.850%, 11/15/17	36,000	36,248

		337,087

Industrial Conglomerates (0.2%)
3M Co.
1.375%, 9/29/16	36,000	36,629
1.625%, 6/15/19	100,000	98,840
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	36,000	40,746
Cooper U.S., Inc.
2.375%, 1/15/16	36,000	36,853
3.875%, 12/15/20	36,000	38,087
Danaher Corp.
5.400%, 3/1/19	36,000	41,382
3.900%, 6/23/21	55,000	59,208

See Notes to Financial Statements.

1173

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

General Electric Co.
0.850%, 10/9/15	$55,000	$55,273
5.250%, 12/6/17	182,000	205,154
2.700%, 10/9/22	128,000	125,256
4.500%, 3/11/44	66,000	68,781
Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)	254,000	310,350
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	36,000	42,836
Koninklijke Philips N.V.
5.750%, 3/11/18	73,000	83,103
Pentair Finance S.A.
5.000%, 5/15/21	55,000	60,749
Tyco Electronics Group S.A.
4.875%, 1/15/21	73,000	79,152

		1,382,399

Machinery (0.1%)
Caterpillar, Inc.
1.500%, 6/26/17	182,000	184,047
3.400%, 5/15/24	70,000	70,760
4.750%, 5/15/64	65,000	67,704
Deere & Co.
2.600%, 6/8/22	182,000	177,929
Dover Corp.
5.450%, 3/15/18	36,000	40,005
Illinois Tool Works, Inc.
3.375%, 9/15/21	44,000	45,903
Joy Global, Inc.
5.125%, 10/15/21	58,000	63,118
Kennametal, Inc.
3.875%, 2/15/22	54,000	54,388
Pall Corp.
5.000%, 6/15/20	36,000	39,334
Snap-On, Inc.
4.250%, 1/15/18	36,000	38,673
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	35,103
Xylem, Inc.
3.550%, 9/20/16	91,000	95,688

		912,652

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	42,000	43,089
Equifax, Inc.
3.300%, 12/15/22	36,000	35,169
Verisk Analytics, Inc.
5.800%, 5/1/21	36,000	40,567

		118,825

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	182,000	205,480
3.000%, 3/15/23	51,000	50,114
3.750%, 4/1/24	21,000	21,703
Canadian National Railway Co.
5.550%, 3/1/19	128,000	148,046
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	44,021
CSX Corp.
6.250%, 3/15/18	109,000	126,640

3.700%, 10/30/20	$36,000	$38,292
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	36,000	37,018
Norfolk Southern Corp.
7.700%, 5/15/17	98,000	115,341
5.900%, 6/15/19	73,000	85,324
Ryder System, Inc.
3.600%, 3/1/16	73,000	76,000
2.500%, 3/1/18	46,000	47,310
2.450%, 9/3/19	95,000	95,463
Union Pacific Corp.
2.750%, 4/15/23	125,000	121,757
Union Pacific Railroad Co. Pass-Through Trust
Series 2014-1 3.227%, 5/14/26	90,000	90,635

		1,303,144

Trading Companies & Distributors (0.5%)
Air Lease Corp.
5.625%, 4/1/17	200,000	218,500
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22 §	197,669	209,035
5.250%, 5/30/23 §(b)	2,392,462	2,541,991
GATX Corp.
3.500%, 7/15/16	36,000	37,870
International Lease Finance Corp.
6.750%, 9/1/16 §	150,000	165,570

		3,172,966

Total Industrials		10,765,283

Information Technology (1.0%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	237,000	255,948
4.950%, 2/15/19	100,000	112,911
2.125%, 3/1/19	245,000	246,082
Harris Corp.
6.375%, 6/15/19	31,000	36,514
Motorola Solutions, Inc.
6.000%, 11/15/17	36,000	40,729

		692,184

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.375%, 11/1/15	36,000	37,101
6.000%, 4/1/20	36,000	40,958
Avnet, Inc.
5.875%, 6/15/20	91,000	102,266
Corning, Inc.
1.450%, 11/15/17	55,000	54,804

		235,129

Internet Software & Services (0.0%)
eBay, Inc.
1.625%, 10/15/15	36,000	36,530
3.250%, 10/15/20	36,000	37,278
2.600%, 7/15/22	91,000	86,935
Google, Inc.
2.125%, 5/19/16	36,000	37,076
3.625%, 5/19/21	36,000	38,520

		236,339

See Notes to Financial Statements.

1174

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

IT Services (0.3%)
Computer Sciences Corp.
6.500%, 3/15/18	$73,000	$84,532
Fidelity National Information Services, Inc.
1.450%, 6/5/17	30,000	29,932
2.000%, 4/15/18	21,000	20,757
Fiserv, Inc.
3.125%, 10/1/15	91,000	93,493
4.625%, 10/1/20	36,000	39,198
International Business Machines Corp.
0.450%, 5/6/16	150,000	149,520
5.700%, 9/14/17	273,000	311,457
7.625%, 10/15/18	91,000	112,524
1.875%, 8/1/22	91,000	83,625
3.625%, 2/12/24	163,000	167,156
Leidos Holdings, Inc.
4.450%, 12/1/20	73,000	74,637
MasterCard, Inc.
2.000%, 4/1/19	92,000	92,230
3.375%, 4/1/24	98,000	99,463
Western Union Co.
5.253%, 4/1/20	146,000	159,787
Xerox Corp.
6.350%, 5/15/18	109,000	126,478
3.800%, 5/15/24	100,000	99,253

		1,744,042

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
2.500%, 8/15/22	36,000	34,071
Intel Corp.
1.950%, 10/1/16	73,000	74,785
1.350%, 12/15/17	128,000	127,895
3.300%, 10/1/21	108,000	111,688
2.700%, 12/15/22	91,000	88,321
Texas Instruments, Inc.
0.450%, 8/3/15	55,000	55,053
2.375%, 5/16/16	91,000	94,010

		585,823

Software (0.2%)
Adobe Systems, Inc.
4.750%, 2/1/20	46,000	51,086
Autodesk, Inc.
3.600%, 12/15/22	36,000	35,691
CA, Inc.
4.500%, 8/15/23	100,000	105,361
Microsoft Corp.
4.200%, 6/1/19	109,000	121,196
2.375%, 5/1/23	205,000	196,087
Oracle Corp.
5.250%, 1/15/16	91,000	97,455
1.200%, 10/15/17	128,000	127,615
5.750%, 4/15/18	219,000	251,302
2.800%, 7/8/21	100,000	99,855
2.500%, 10/15/22	146,000	139,671
4.300%, 7/8/34	55,000	55,210
Symantec Corp.
3.950%, 6/15/22	182,000	184,291

		1,464,820

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
1.050%, 5/5/17	$200,000	$200,181
1.000%, 5/3/18	182,000	177,823
2.100%, 5/6/19	280,000	281,540
2.850%, 5/6/21	90,000	90,771
2.400%, 5/3/23	273,000	256,933
EMC Corp.
1.875%, 6/1/18	91,000	91,598
2.650%, 6/1/20	73,000	73,283
3.375%, 6/1/23	36,000	36,300
Hewlett-Packard Co.
2.200%, 12/1/15	91,000	92,810
3.000%, 9/15/16	91,000	94,758
3.750%, 12/1/20	297,000	310,005
4.375%, 9/15/21	91,000	97,397
4.050%, 9/15/22	36,000	37,359
Lexmark International, Inc.
5.125%, 3/15/20	36,000	38,376
NetApp, Inc.
2.000%, 12/15/17	36,000	36,501
Seagate HDD Cayman
3.750%, 11/15/18 §	150,000	153,375

		2,069,010

Total Information Technology		7,027,347

Materials (0.9%)
Chemicals (0.3%)
Agrium, Inc.
3.150%, 10/1/22	36,000	35,153
Air Products and Chemicals, Inc.
2.000%, 8/2/16	20,000	20,503
4.375%, 8/21/19	73,000	80,372
Airgas, Inc.
3.250%, 10/1/15	73,000	75,057
Cabot Corp.
5.000%, 10/1/16	36,000	39,329
Dow Chemical Co.
8.550%, 5/15/19	112,000	144,226
3.000%, 11/15/22	55,000	53,964
E.I. du Pont de Nemours & Co.
3.625%, 1/15/21	128,000	135,492
2.800%, 2/15/23	91,000	88,806
Eastman Chemical Co.
2.400%, 6/1/17	73,000	75,113
3.600%, 8/15/22	91,000	93,160
4.800%, 9/1/42	70,000	70,766
Ecolab, Inc.
1.000%, 8/9/15	34,000	34,076
1.450%, 12/8/17	55,000	55,065
4.350%, 12/8/21	91,000	99,671
Lubrizol Corp.
8.875%, 2/1/19	53,000	68,001
LYB International Finance B.V.
4.000%, 7/15/23	36,000	37,621
LyondellBasell Industries N.V.
5.750%, 4/15/24	200,000	235,270
Methanex Corp.
3.250%, 12/15/19	36,000	36,759
Monsanto Co.
5.125%, 4/15/18	36,000	40,516

See Notes to Financial Statements.

1175

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

2.125%, 7/15/19	$100,000	$100,035
2.200%, 7/15/22	18,000	17,046
4.700%, 7/15/64	30,000	30,067
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	55,000	61,802
PPG Industries, Inc.
1.900%, 1/15/16	36,000	36,594
6.650%, 3/15/18	55,000	63,662
3.600%, 11/15/20	55,000	57,601
Praxair, Inc.
4.500%, 8/15/19	73,000	81,143
2.200%, 8/15/22	36,000	34,000
2.700%, 2/21/23	36,000	35,258
RPM International, Inc.
6.125%, 10/15/19	36,000	41,516
Valspar Corp.
7.250%, 6/15/19	36,000	43,119

		2,120,763

Construction Materials (0.1%)
CRH America, Inc.
6.000%, 9/30/16	91,000	100,564
5.750%, 1/15/21	91,000	105,193

		205,757

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	36,000	38,560
Bemis Co., Inc.
6.800%, 8/1/19	36,000	42,996
Packaging Corp. of America
3.900%, 6/15/22	36,000	36,959
Rock-Tenn Co.
3.500%, 3/1/20	56,000	57,529

		176,044

Metals & Mining (0.4%)
Allegheny Technologies, Inc.
9.375%, 6/1/19	73,000	91,511
Barrick Gold Corp.
6.950%, 4/1/19	55,000	65,441
4.100%, 5/1/23	73,000	72,676
Barrick North America Finance LLC
4.400%, 5/30/21	91,000	94,589
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	182,000	218,098
2.875%, 2/24/22	109,000	108,462
5.000%, 9/30/43	51,000	55,838
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	91,000	95,352
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	55,000	55,716
4.800%, 10/1/20	38,000	37,168
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18	55,000	55,814
3.100%, 3/15/20	36,000	36,380
3.550%, 3/1/22	128,000	126,712
3.875%, 3/15/23	180,000	179,138
Glencore Canada Corp.
5.500%, 6/15/17	82,000	90,382
Goldcorp, Inc.
2.125%, 3/15/18	36,000	36,048
3.625%, 6/9/21	35,000	35,277

Newmont Mining Corp.
5.125%, 10/1/19	$36,000	$39,655
3.500%, 3/15/22	182,000	175,518
Nucor Corp.
5.850%, 6/1/18	55,000	62,981
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	37,111
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	182,000	238,438
4.125%, 5/20/21	91,000	97,641
Rio Tinto Finance USA plc
2.250%, 12/14/18	91,000	92,675
2.875%, 8/21/22	157,000	152,342
Southern Copper Corp.
3.500%, 11/8/22	24,000	23,201
Teck Resources Ltd.
4.500%, 1/15/21	36,000	37,823
Vale Overseas Ltd.
6.250%, 1/11/16	91,000	97,811
4.625%, 9/15/20	128,000	136,637

		2,646,435

Paper & Forest Products (0.1%)
International Paper Co.
9.375%, 5/15/19	146,000	192,708
4.750%, 2/15/22	355,000	392,804
4.800%, 6/15/44	95,000	94,416

		679,928

Total Materials		5,828,927

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
2.500%, 8/15/15	182,000	185,912
0.800%, 12/1/15	73,000	73,123
2.400%, 8/15/16	91,000	93,676
1.700%, 6/1/17	109,000	110,224
1.400%, 12/1/17	109,000	108,285
5.500%, 2/1/18	182,000	205,957
2.300%, 3/11/19	160,000	161,335
4.450%, 5/15/21	331,000	361,699
3.000%, 2/15/22	38,000	37,808
2.625%, 12/1/22	55,000	52,588
4.350%, 6/15/45	70,000	66,285
British Telecommunications plc
5.950%, 1/15/18	91,000	103,794
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	73,000	86,554
Orange S.A.
2.750%, 2/6/19	50,000	51,095
5.375%, 7/8/19	73,000	83,023
4.125%, 9/14/21	36,000	38,678
Qwest Corp.
6.500%, 6/1/17	91,000	102,375
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	73,000	76,409
6.221%, 7/3/17	73,000	82,590
5.134%, 4/27/20	66,000	73,383
5.462%, 2/16/21	91,000	103,040

See Notes to Financial Statements.

1176

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Verizon Communications, Inc.
1.761%, 9/15/16 (l)	$400,000	$411,030
2.500%, 9/15/16	587,000	603,965
1.981%, 9/14/18 (l)	100,000	105,423
3.650%, 9/14/18	755,000	806,874
2.550%, 6/17/19	100,000	101,513
4.500%, 9/15/20	719,000	788,162
4.600%, 4/1/21	182,000	200,744
2.450%, 11/1/22	73,000	68,241
5.150%, 9/15/23	432,000	480,687
4.150%, 3/15/24	200,000	206,836
5.050%, 3/15/34	230,000	245,826
3.850%, 11/1/42	319,000	278,481

		6,555,615

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	436,000	448,308
5.625%, 11/15/17	36,000	40,864
5.000%, 3/30/20	1,486,000	1,649,490
Rogers Communications, Inc.
6.800%, 8/15/18	91,000	107,933
4.100%, 10/1/23	100,000	103,786
Vodafone Group plc
5.450%, 6/10/19	109,000	124,844
2.500%, 9/26/22	91,000	85,022
2.950%, 2/19/23	91,000	87,950

		2,648,197

Total Telecommunication Services		9,203,812

Utilities (1.9%)
Electric Utilities (1.0%)
American Electric Power Co., Inc.
1.650%, 12/15/17	36,000	36,188
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	115,000	119,071
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	93,000	116,047
5.950%, 12/15/36	48,000	54,331
Commonwealth Edison Co.
6.150%, 9/15/17	182,000	209,163
Detroit Edison Co.
5.600%, 6/15/18	36,000	41,263
2.650%, 6/15/22	91,000	89,764
Dominion Gas Holdings LLC
4.800%, 11/1/43§	18,000	19,012
Duke Energy Carolinas LLC
4.300%, 6/15/20	219,000	242,381
4.250%, 12/15/41	228,000	230,715
Duke Energy Corp.
2.150%, 11/15/16	146,000	150,161
5.050%, 9/15/19	36,000	40,722
3.750%, 4/15/24	20,000	20,406
Duke Energy Florida, Inc.
4.550%, 4/1/20	18,000	20,009
3.100%, 8/15/21	36,000	36,988
5.900%, 3/1/33	45,000	53,348
Duke Energy Progress, Inc.
5.300%, 1/15/19	91,000	104,229

Entergy Arkansas, Inc.
3.750%, 2/15/21	$979,000	$1,041,114
3.700%, 6/1/24	111,000	115,068
Entergy Texas, Inc.
7.125%, 2/1/19	91,000	109,752
Florida Power & Light Co.
5.550%, 11/1/17	36,000	40,583
Georgia Power Co.
3.000%, 4/15/16	189,000	196,896
5.400%, 6/1/18	109,000	124,838
Hydro-Quebec
7.500%, 4/1/16	109,000	120,851
2.000%, 6/30/16	73,000	74,911
Indiana Michigan Power Co.
7.000%, 3/15/19	91,000	110,156
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	448,067
ITC Holdings Corp.
3.650%, 6/15/24	25,000	24,955
Jersey Central Power & Light Co.
7.350%, 2/1/19	48,000	58,052
Kansas City Power & Light Co.
5.850%, 6/15/17	73,000	81,949
LG&E and KU Energy LLC
2.125%, 11/15/15	91,000	92,305
3.750%, 11/15/20	109,000	114,988
Nevada Power Co.
7.125%, 3/15/19	109,000	133,530
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	109,000	119,769
Northeast Utilities
4.500%, 11/15/19	36,000	39,416
Northern States Power Co.
1.950%, 8/15/15	36,000	36,492
5.250%, 3/1/18	55,000	61,874
NSTAR Electric Co.
2.375%, 10/15/22	91,000	86,239
Ohio Power Co.
6.050%, 5/1/18	36,000	41,848
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	73,000	86,893
4.100%, 6/1/22	34,000	36,253
5.300%, 6/1/42	50,000	58,439
Pacific Gas & Electric Co.
3.500%, 10/1/20	91,000	96,006
4.250%, 5/15/21	36,000	39,026
4.750%, 2/15/44	35,000	37,133
PacifiCorp
5.500%, 1/15/19	91,000	105,539
3.600%, 4/1/24	230,000	238,060
5.750%, 4/1/37	75,000	92,050
PECO Energy Co.
2.375%, 9/15/22	91,000	87,244
Portland General Electric Co.
6.100%, 4/15/19	36,000	42,476
Progress Energy, Inc.
5.625%, 1/15/16	73,000	78,351
4.875%, 12/1/19	12,000	13,474
Public Service Co. of Colorado
3.200%, 11/15/20	91,000	94,650

See Notes to Financial Statements.

1177

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Public Service Co. of Oklahoma
4.400%, 2/1/21	$146,000	$161,166
Southern California Edison Co.
3.500%, 10/1/23	100,000	103,683
Southern Co.
1.950%, 9/1/16	40,000	40,888
Tampa Electric Co.
6.100%, 5/15/18	27,000	31,077
Virginia Electric & Power Co.
5.400%, 1/15/16	109,000	117,320
Wisconsin Electric Power Co.
2.950%, 9/15/21	91,000	91,840

		6,509,019

Gas Utilities (0.4%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	109,000	120,111
DCP Midstream Operating LP
3.875%, 3/15/23	36,000	36,223
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	73,000	83,630
Questar Corp.
2.750%, 2/1/16	31,000	31,820
Sabine Pass Liquefaction LLC
5.750%, 5/15/24§	2,500,000	2,612,500

		2,884,284

Independent Power and Renewable Electricity Producers (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	91,000	102,028
NRG Energy, Inc.
7.625%, 1/15/18	544,000	622,880
PSEG Power LLC
5.125%, 4/15/20	73,000	81,521
Tennessee Valley Authority
5.500%, 7/18/17	246,000	278,510
3.875%, 2/15/21	182,000	200,258
TransAlta Corp.
4.500%, 11/15/22	55,000	55,719

		1,340,916

Multi-Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	91,000	94,638
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	36,000	41,194
3.750%, 11/15/23	100,000	103,379
6.500%, 9/15/37	205,000	265,810
CMS Energy Corp.
3.875%, 3/1/24	36,000	37,108
4.875%, 3/1/44	86,000	88,322
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	36,000	41,428
7.125%, 12/1/18	36,000	43,433
Consumers Energy Co.
6.700%, 9/15/19	91,000	110,263
3.375%, 8/15/23	175,000	179,537
Dominion Resources, Inc.
5.150%, 7/15/15	103,000	107,742
1.950%, 8/15/16	316,000	322,707
6.000%, 11/30/17	146,000	167,402
2.750%, 9/15/22	91,000	88,473

DTE Energy Co.
3.500%, 6/1/24	$85,000	$85,665
National Grid plc
6.300%, 8/1/16	36,000	39,820
NiSource Finance Corp.
6.400%, 3/15/18	73,000	84,834
PG&E Corp.
2.400%, 3/1/19	50,000	50,320
Sempra Energy
9.800%, 2/15/19	128,000	169,985
2.875%, 10/1/22	64,000	62,545
TECO Finance, Inc.
5.150%, 3/15/20	36,000	40,218

		2,224,823

Total Utilities		12,959,042

Total Corporate Bonds		189,349,255

Government Securities (65.5%)
Agency ABS (0.4%)
Small Business Administration Series 2008-P10B 1
5.944% 8/10/18	389,257	425,293
Small Business Administration Participation Certificates Series 2004-20A 1
4.930% 1/1/24	67,064	72,320
Series 2004-20C 1 4.340% 3/1/24	561,789	591,961
Series 2005-20B 1 4.625% 2/1/25	56,071	59,614
Series 2008-20A 1 5.170% 1/1/28	161,997	178,990
Series 2008-20C 1 5.490% 3/1/28	661,389	732,828
Series 2008-20G 1 5.870% 7/1/28	612,492	691,564

		2,752,570

Agency CMO (7.9%)
Federal Home Loan Mortgage Corp.
6.000% 7/1/14	8	8
6.000% 2/1/17	11,643	12,210
6.000% 3/1/17	673	708
6.500% 3/1/17	3,854	4,044
6.000% 4/1/17	8,456	8,916
6.000% 5/1/17	228	242
4.879% 5/19/17	1,268,933	1,371,768
6.000% 7/1/17	2,579	2,734
6.000% 8/1/17	4,447	4,711
5.500% 11/1/17	4,244	4,475
0.000% 3/25/24 IO (l)	961,000	87,181
2.375% 11/1/31 (l)	3,295	3,475
2.352% 4/1/36 (l)	84,372	89,709
5.500% 6/1/41	160,476	179,439
3.500% 4/1/42	95,524	98,516
3.500% 8/1/42	50,771	52,402
3.500% 11/1/42	87,651	90,218
3.000% 1/1/43	98,158	97,103
3.000% 3/1/43	101,714	100,526
3.000% 4/1/43	685,226	676,902
3.500% 4/1/43	277,951	286,268

See Notes to Financial Statements.

1178

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

3.000% 7/1/43	$494,177	$488,792
3.500% 7/1/43	98,166	101,103
3.000% 8/1/43	290,144	286,619
3.500% 8/1/43	98,177	101,330
4.500% 9/1/43	274,540	297,297
4.500% 11/1/43	187,400	202,948
3.500% 12/1/43	275,211	283,622
3.500% 1/1/44	24,472	25,257
3.500% 2/1/44	99,255	102,225
2.500% 7/15/29 TBA	500,000	507,695
3.000% 7/15/29 TBA	300,000	310,945
4.000% 7/15/44 TBA	1,300,000	1,377,239
4.500% 7/15/44 TBA	800,000	865,875
5.000% 7/15/44 TBA	600,000	664,406
Federal National Mortgage Association
7.000% 4/1/15	296	299
7.000% 4/1/16	1,435	1,481
5.500% 2/1/17	4,173	4,358
5.500% 6/1/17	1,478	1,550
4.084% 2/25/18 IO (l)	1,719,888	191,650
4.000% 4/1/23	1,780	1,896
5.000% 2/1/24 (l)	278	298
4.000% 9/1/25	72,572	77,510
4.000% 1/1/26	126,711	135,214
4.000% 4/1/26	34,509	36,825
4.000% 7/1/26	171,887	183,314
4.000% 8/1/26	82,432	87,913
2.340% 1/1/28 (l)	28,161	29,373
3.500% 10/1/28	483,694	513,963
3.500% 2/1/29	97,664	103,775
3.500% 4/1/29	201,697	214,193
1.959% 3/1/33 (l)	32,539	33,515
5.000% 4/1/33	3,960	4,403
5.000% 7/1/33	6,072	6,750
5.310% 8/25/33	71,447	72,468
5.000% 9/1/33	29,269	32,536
5.000% 11/1/33	25,730	28,610
5.000% 12/1/33	12,523	13,921
5.000% 2/1/34	3,587	3,988
6.000% 2/1/34	77,611	88,071
5.000% 3/1/34	3,449	3,835
5.000% 7/1/34	55,605	61,813
6.500% 7/25/34	10,912	11,270
6.000% 8/1/34	44,334	50,211
5.000% 10/1/34	81,446	90,538
5.500% 2/1/35	198,355	222,646
6.000% 4/1/35	691,346	784,244
5.000% 7/1/35	118,920	132,197
5.000% 10/1/35	151,120	167,991
5.500% 12/1/35	134,706	151,161
2.276% 1/1/36 (l)	634,400	676,136
5.000% 8/1/36	43,429	48,277
5.000% 7/1/37	28,069	31,202
6.000% 2/1/38	38,717	43,546
6.000% 3/1/38	14,801	16,647
6.000% 5/1/38	45,095	50,719
6.000% 10/1/38	13,358	15,025
6.000% 12/1/38	19,246	21,647
4.000% 3/1/39	105,765	112,578
4.000% 4/1/39	105,667	112,226
4.500% 7/1/39	701,716	765,638
4.500% 1/1/40	54,365	58,943

6.500% 5/1/40	$640,160	$719,487
4.000% 9/1/40	209,009	222,161
4.000% 10/1/40	106,303	113,000
4.000% 11/1/40	25,733	27,350
2.373% 12/1/40 (l)	13,324	13,997
4.000% 12/1/40	3,438,054	3,654,324
4.000% 1/1/41	598,638	637,947
4.500% 3/1/41	87,622	94,947
5.500% 4/1/41	25,073	28,081
4.500% 5/1/41	6,330	6,917
3.341% 6/1/41 (l)	101,139	106,933
4.500% 7/1/41	4,861	5,299
5.000% 7/1/41	27,482	30,533
5.000% 8/1/41	19,461	21,621
3.494% 9/1/41 (l)	74,268	78,718
4.500% 9/1/41	53,675	58,145
4.000% 7/1/42	294,004	313,539
4.500% 8/1/42	57,434	62,199
4.000% 9/1/42	600,011	638,379
4.500% 9/1/42	289,963	314,383
3.000% 12/1/42	105,594	104,740
3.000% 1/1/43	99,255	98,453
3.000% 2/1/43	412,606	409,656
4.000% 2/1/43	82,095	87,448
3.000% 3/1/43	795,678	788,411
3.000% 4/1/43	563,910	558,789
3.000% 5/1/43	775,282	769,212
4.000% 5/1/43	97,595	103,958
3.000% 6/1/43	135,660	134,706
3.500% 6/1/43	96,656	99,752
3.500% 7/1/43	208,008	214,820
3.500% 8/1/43	288,304	297,630
4.500% 9/1/43	1,331,281	1,442,881
4.000% 10/1/43	218,098	232,317
4.500% 10/1/43	96,177	104,232
4.000% 11/1/43	245,536	261,851
3.500% 12/1/43	97,520	100,796
4.000% 12/1/43	97,532	103,891
4.500% 12/1/43	98,134	106,368
4.000% 1/1/44	862,229	919,153
4.500% 1/1/44	293,007	319,453
4.000% 2/1/44	650,179	692,814
4.000% 3/1/44	444,299	473,265
4.500% 3/1/44	194,857	211,314
2.500% 7/25/29 TBA	900,000	914,414
3.000% 7/25/29 TBA	700,000	727,125
4.500% 7/25/29 TBA	900,000	955,125
3.500% 7/25/44 TBA (z)	2,105,000	2,167,163
5.500% 7/25/44 TBA	100,000	111,969
3.500% 8/25/44 TBA	7,000,004	7,184,845
Government National Mortgage Association
1.625% 7/20/27 (l)	1,593	1,638
6.500% 6/20/32	21,456	24,252
5.500% 4/15/33	2,994	3,373
5.000% 12/15/38	23,800	26,266
5.000% 7/15/39	74,876	83,305
5.000% 10/20/39	28,621	31,870
5.000% 12/15/40	93,618	104,157
4.500% 5/20/41	860,030	942,674
4.500% 6/20/41	86,599	94,650
4.500% 7/20/41	57,879	63,259
4.500% 2/15/42	827,742	904,438

See Notes to Financial Statements.

1179

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

4.000% 4/20/44		$994,768	$1,066,190
4.000% 6/20/44		2,900,000	3,108,211
0.997% 2/16/53 IO (l)		723,943	55,195
3.000% 7/15/44 TBA		1,510,000	1,524,156
3.500% 7/15/44 TBA		1,700,000	1,770,789
4.000% 7/15/44 TBA (z)		375,000	400,547
4.500% 7/15/44 TBA		200,000	217,859
5.000% 7/15/44 TBA		800,000	879,375
5.500% 7/15/44 TBA		400,000	446,375

			53,876,362

Foreign Governments (6.4%)
Australia Government Bond
5.250% 3/15/19	AUD	9,700,000	10,060,636
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/1/21	BRL	900,000	371,790
Canadian Government Bond
0.875% 2/14/17		$130,000	130,251
1.625% 2/27/19		100,000	100,312
Development Bank of Japan
5.125% 2/1/17		100,000	110,565
Eksportfinans ASA
3.000% 11/17/14		145,000	145,906
2.000% 9/15/15		1,735,000	1,732,831
2.375% 5/25/16		290,000	290,000
5.500% 5/25/16		109,000	115,268
2.875% 11/16/16	CHF	35,000	40,040
5.500% 6/26/17		$254,000	272,098
Export Development Canada
1.250% 10/26/16		91,000	92,194
0.875% 1/30/17		100,000	100,129
Export-Import Bank of China
5.250% 7/29/14§		1,341,000	1,345,132
Export-Import Bank of Korea
4.125% 9/9/15		73,000	75,755
4.000% 1/29/21		545,000	577,781
Federative Republic of Brazil
6.000% 1/17/17		182,000	202,384
8.000% 1/15/18 (b)		180,444	200,474
4.875% 1/22/21		123,000	134,355
4.250% 1/7/25		300,000	304,815
FMS Wertmanagement AoeR
1.125% 10/14/16		200,000	201,715
Italy Buoni Poliennali Del Tesoro
1.150% 5/15/17	EUR	2,475,000	3,417,113
5.500% 11/1/22		3,200,000	5,374,316
4.000% 2/1/37 (m)		145,000	209,744
Japan Bank for International Cooperation
1.750% 11/13/18		$200,000	200,754
Japan Finance Corp.
2.500% 1/21/16		250,000	257,733
2.250% 7/13/16		182,000	188,744
Japan Finance Organization for Municipalities
5.000% 5/16/17		200,000	222,106
Korea Development Bank
3.250% 3/9/16		109,000	112,836
3.750% 1/22/24		200,000	208,571
Korea Finance Corp.
2.875% 8/22/18		200,000	205,333
4.625% 11/16/21		50,000	54,901

Province of British Columbia
2.100% 5/18/16		$109,000	$112,223
2.000% 10/23/22		36,000	34,059
Province of Manitoba
4.900% 12/6/16		182,000	199,544
Province of New Brunswick
2.750% 6/15/18		91,000	93,853
Province of Nova Scotia
5.125% 1/26/17		91,000	100,433
Province of Ontario
1.875% 9/15/15		438,000	445,415
1.100% 10/25/17		91,000	90,464
2.000% 9/27/18		100,000	101,448
4.000% 10/7/19		273,000	299,905
4.400% 4/14/20		91,000	101,891
2.450% 6/29/22		91,000	88,680
Province of Quebec
3.500% 7/29/20		182,000	193,372
2.625% 2/13/23		205,000	198,597
Republic of Chile
3.875% 8/5/20		91,000	97,461
Republic of Colombia
4.375% 7/12/21		219,000	235,075
4.000% 2/26/24		405,000	417,918
Republic of Italy
5.250% 9/20/16		273,000	298,012
Republic of Korea
4.875% 9/22/14		109,000	109,943
7.125% 4/16/19		3,499,000	4,312,396
Republic of Panama
5.200% 1/30/20		109,000	121,014
9.375% 4/1/29		108,000	159,300
Republic of Peru
8.375% 5/3/16		36,000	40,742
7.125% 3/30/19		73,000	89,060
7.350% 7/21/25		100,000	132,125
Republic of Philippines
4.000% 1/15/21		273,000	288,787
Republic of Poland
6.375% 7/15/19		273,000	322,454
5.125% 4/21/21		91,000	101,750
4.000% 1/22/24		150,000	155,818
Republic of Slovenia
4.700% 11/1/16§	EUR	800,000	1,182,265
4.125% 2/18/19 (m)		$3,800,000	3,999,136
Republic of South Africa
6.875% 5/27/19		109,000	126,031
5.500% 3/9/20		109,000	119,083
Republic of Turkey
7.500% 7/14/17		364,000	414,505
3.250% 3/23/23		364,000	333,970
Republic of Ukraine
1.844% 5/16/19		300,000	300,090
Republic of Uruguay
8.000% 11/18/22		91,000	118,805
State of Israel
5.500% 11/9/16		182,000	200,428
Svensk Exportkredit AB
1.750% 10/20/15		182,000	185,216
United Kingdom Gilt
1.750% 9/7/22 (m)	GBP	10,795	17,393

See Notes to Financial Statements.

1180

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

United Mexican States
5.625% 1/15/17	$92,000	$102,255
3.625% 3/15/22	382,000	396,146
4.000% 10/2/23	489,000	513,450

		44,007,094

Municipal Bonds (2.5%)
California State University Trustees for Systemwide Refunding, Revenue Bonds, Series 2005A, AMBAC
5.000% 11/1/30	110,000	113,942
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
6.124% 6/15/42	180,000	198,479
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375% 6/15/43	230,000	264,139
5.500% 6/15/43	270,000	312,914
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20	290,000	315,482
4.325% 11/1/21	470,000	518,340
4.525% 11/1/22	655,000	730,515
City of New York, General Obligation Bonds, Series 2010H-1
6.246% 6/1/35	1,960,000	2,240,868
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600% 8/1/42	25,000	34,603
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591% 8/1/20	1,340,000	1,507,420
5.841% 8/1/21	145,000	165,171
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40	255,000	277,366
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34	145,000	160,205
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995% 7/1/20	100,000	99,636
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	20,000	24,477
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814% 11/15/40	25,000	33,729

New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39	$1,595,000	$1,785,666
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414% 1/1/40	394,000	568,089
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960% 8/1/46	40,000	45,096
New York City Municipal Water Finance Authority
5.882% 6/15/44	25,000	32,083
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40	750,000	890,850
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22	545,000	627,905
5.435% 5/15/23	715,000	836,650
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	1,485,000	1,841,148
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.950% 4/1/16	15,000	16,374
5.750% 3/1/17	36,000	40,485
6.200% 3/1/19	36,000	42,748
6.200% 10/1/19	36,000	43,177
7.550% 4/1/39	1,090,000	1,638,619
State of Illinois, General Obligation Bonds, Series 2011
4.961% 3/1/16	110,000	117,010
5.665% 3/1/18	110,000	122,799
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34	363,000	455,213
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750% 6/1/34	655,000	735,336
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389% 3/15/40	25,000	29,826
University of California, General Revenue Bonds, Series 2012-AD
4.858% 5/15/12	25,000	25,158

		16,891,518

Supranational (1.3%)
African Development Bank
2.500% 3/15/16	182,000	188,316
0.750% 10/18/16	100,000	100,092
Asian Development Bank
2.500% 3/15/16	182,000	188,158
1.125% 3/15/17	128,000	128,840
1.750% 9/11/18	200,000	202,227
1.875% 10/23/18	91,000	92,391
1.375% 3/23/20	55,000	53,244

See Notes to Financial Statements.

1181

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

Corp. Andina de Fomento
3.750% 1/15/16	$73,000	$75,907
8.125% 6/4/19	91,000	113,765
Council of Europe Development Bank
2.625% 2/16/16	82,000	84,793
1.500% 6/19/17	91,000	92,129
1.000% 3/7/18	128,000	126,281
European Bank for Reconstruction & Development
1.625% 9/3/15	55,000	55,851
2.500% 3/15/16	146,000	150,899
1.375% 10/20/16	73,000	74,146
1.000% 2/16/17	109,000	109,337
0.750% 9/1/17	55,000	54,420
1.625% 4/10/18	100,000	100,185
1.000% 6/15/18	36,000	35,457
1.500% 3/16/20	55,000	53,338
European Investment Bank
1.625% 9/1/15	273,000	277,150
4.875% 2/16/16	486,000	520,701
2.500% 5/16/16	546,000	565,951
0.500% 8/15/16	364,000	362,952
4.875% 1/17/17	182,000	200,554
1.000% 8/17/17	100,000	99,801
1.125% 9/15/17	182,000	182,086
1.000% 12/15/17	164,000	162,815
1.000% 6/15/18	273,000	268,651
1.875% 3/15/19	150,000	151,407
1.750% 6/17/19	250,000	249,825
2.875% 9/15/20	182,000	189,915
4.000% 2/16/21	182,000	201,868
2.500% 4/15/21	100,000	101,584
3.250% 1/29/24	100,000	104,418
Inter-American Development Bank
1.375% 10/18/16	364,000	369,517
0.875% 11/15/16	200,000	200,630
4.250% 9/10/18	273,000	302,797
1.375% 7/15/20	182,000	174,552
2.125% 11/9/20	100,000	99,437
International Bank for Reconstruction & Development
2.125% 3/15/16	114,000	117,192
5.000% 4/1/16	55,000	59,331
0.500% 4/15/16	182,000	182,028
0.500% 5/16/16	100,000	99,975
0.625% 10/14/16	100,000	99,909
0.875% 4/17/17	182,000	181,923
1.375% 4/10/18	100,000	100,250
1.875% 3/15/19	150,000	151,339
2.125% 11/1/20	150,000	149,996
2.125% 2/13/23	136,000	131,587
International Finance Corp.
0.625% 11/15/16	250,000	249,322
1.000% 4/24/17	182,000	182,340
2.125% 11/17/17	182,000	187,711
0.875% 6/15/18	91,000	89,149
Nordic Investment Bank
0.500% 4/14/16	100,000	99,998
5.000% 2/1/17	109,000	120,612

		9,069,049

U.S. Government Agencies (2.6%)
Federal Farm Credit Bank
0.450% 7/12/16	$182,000	$181,498
5.125% 8/25/16	250,000	274,519
4.875% 1/17/17	306,000	337,453
Federal Home Loan Bank
5.500% 8/13/14	2,000	2,013
0.250% 1/16/15	2,000	2,001
1.630% 8/20/15	182,000	184,729
0.500% 11/20/15	130,000	130,412
0.375% 2/19/16	250,000	249,940
5.625% 6/13/16	182,000	199,656
4.750% 12/16/16	182,000	200,000
0.625% 12/28/16	250,000	249,546
5.250% 6/5/17	492,000	552,917
1.000% 6/21/17	130,000	130,494
1.050% 7/26/17	360,000	359,338
5.000% 11/17/17	710,000	801,496
4.125% 3/13/20	546,000	610,042
Federal Home Loan Mortgage Corp.
0.420% 9/18/15	182,000	182,351
0.500% 9/25/15	437,000	438,330
4.750% 11/17/15	338,000	358,883
0.500% 5/13/16	350,000	350,409
0.500% 5/27/16	500,000	498,632
5.500% 7/18/16	364,000	401,442
0.580% 8/26/16	200,000	199,845
5.125% 10/18/16	205,000	226,112
5.000% 2/16/17	273,000	303,134
0.875% 2/22/17	150,000	150,281
1.000% 3/8/17	364,000	365,865
0.750% 1/12/18	182,000	179,075
0.875% 3/7/18	364,000	358,809
4.875% 6/13/18	546,000	620,115
3.750% 3/27/19	273,000	299,757
1.750% 5/30/19	273,000	274,659
2.000% 7/30/19	36,000	36,358
1.250% 10/2/19	273,000	265,124
2.500% 10/17/19	182,000	183,212
1.375% 5/1/20	182,000	176,691
2.375% 1/13/22	461,000	460,099
Federal National Mortgage Association
0.500% 7/2/15	96,000	96,308
2.375% 7/28/15	246,000	251,769
2.150% 8/4/15	36,000	36,749
2.000% 9/21/15	73,000	74,559
1.875% 10/15/15	73,000	74,516
4.375% 10/15/15	364,000	383,193
1.625% 10/26/15	546,000	555,783
0.375% 12/21/15	182,000	182,221
0.500% 5/20/16	300,000	299,720
1.375% 11/15/16	364,000	370,080
4.875% 12/15/16	747,000	823,068
5.375% 6/12/17	729,000	823,045
0.875% 8/28/17	364,000	362,342
0.875% 10/26/17	364,000	361,427
0.900% 11/7/17	182,000	180,318
0.875% 12/20/17	273,000	270,221
1.000% 12/28/17	91,000	89,969
0.875% 2/8/18	364,000	359,267
1.200% 2/28/18	182,000	181,159

See Notes to Financial Statements.

1182

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value (Note 1)

1.875% 9/18/18	$200,000	$203,100
1.625% 11/27/18	150,000	150,608
1.750% 1/30/19	73,000	73,390
1.700% 10/4/19	109,000	107,578
1.500% 10/9/19	182,000	178,347
2.250% 10/17/22	91,000	87,367
2.200% 10/25/22	36,000	34,435
2.500% 3/27/23	364,000	351,393
Financing Corp.
10.700% 10/6/17	220,000	288,022
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	27,000	25,419
(Zero Coupon), 10/15/18 STRIPS	27,000	25,228

		18,095,838

U.S. Treasuries (44.4%)
U.S. Treasury Bonds
9.250% 2/15/16	978,000	1,119,103
7.500% 11/15/16	618,000	718,135
8.875% 8/15/17	1,496,000	1,862,302
8.500% 2/15/20	1,093,000	1,489,483
7.875% 2/15/21	182,000	248,860
2.000% 1/15/26 TIPS	1,130,308	1,332,260
2.375% 1/15/27 TIPS	809,740	993,896
1.750% 1/15/28 TIPS	4,020,681	4,630,033
2.500% 1/15/29 TIPS	1,153,006	1,454,930
3.875% 4/15/29 TIPS	590,828	863,931
0.750% 2/15/42 TIPS	387,983	365,287
2.750% 8/15/42	141,400	126,454
2.750% 11/15/42	12,700	11,338
3.125% 2/15/43#	6,233,400	6,000,584
2.875% 5/15/43	8,400	7,677
3.375% 5/15/44	61,800	62,216
U.S. Treasury Notes
0.375% 6/30/15	281,000	281,657
0.250% 7/31/15	500,000	500,525
0.375% 8/31/15	1,200,000	1,202,994
1.250% 8/31/15	1,822,000	1,845,345
0.250% 9/15/15	729,000	729,740
0.250% 9/30/15	2,000,000	2,002,139
0.250% 10/15/15	1,275,000	1,276,245
0.250% 10/31/15	1,000,000	1,000,859
1.250% 10/31/15	1,822,000	1,847,640
0.375% 11/15/15	2,186,000	2,190,963
4.500% 11/15/15	1,350,000	1,429,148
0.250% 11/30/15	500,000	500,215
1.375% 11/30/15	2,800,000	2,845,281
0.250% 12/15/15	1,275,000	1,275,199
0.250% 12/31/15	2,500,000	2,500,195
0.375% 1/15/16	1,695,800	1,698,450
0.375% 1/31/16	1,000,000	1,001,445
0.375% 2/15/16	1,457,000	1,458,707
4.500% 2/15/16	1,822,000	1,945,768
0.250% 2/29/16	400,000	399,609
2.625% 2/29/16	2,186,000	2,269,939
0.375% 3/15/16	364,000	364,199
0.375% 3/31/16	2,000,000	2,000,391
2.375% 3/31/16	2,186,000	2,263,449
0.250% 4/15/16	929,000	926,859
0.375% 4/30/16	1,500,000	1,499,531

2.625% 4/30/16	$911,000	$948,245
0.250% 5/15/16	1,202,000	1,198,613
5.125% 5/15/16	396,000	430,867
0.375% 5/31/16	1,050,000	1,049,057
1.750% 5/31/16	1,822,000	1,868,110
3.250% 5/31/16	1,093,000	1,152,277
0.500% 6/15/16	2,000,000	2,002,471
0.500% 6/30/16 (z)	1,335,000	1,336,147
0.625% 7/15/16	1,607,600	1,612,451
1.500% 7/31/16	2,915,000	2,975,492
0.625% 8/15/16	1,200,000	1,202,859
0.875% 9/15/16	1,000,000	1,007,285
1.000% 9/30/16	1,457,000	1,471,157
3.000% 9/30/16	1,822,000	1,922,068
0.625% 10/15/16	2,000,000	2,002,070
3.125% 10/31/16	1,822,000	1,929,185
0.625% 11/15/16	500,000	500,117
0.875% 11/30/16	1,400,000	1,408,586
0.625% 12/15/16	1,000,000	999,463
0.875% 12/31/16	1,822,000	1,831,484
0.750% 1/15/17	1,000,000	1,001,660
0.875% 1/31/17	729,000	732,246
3.125% 1/31/17	1,822,000	1,935,359
0.875% 2/28/17	1,822,000	1,828,761
0.750% 3/15/17	1,200,000	1,199,942
1.000% 3/31/17	2,550,000	2,565,215
0.875% 4/15/17	1,000,000	1,002,441
3.125% 4/30/17	1,457,000	1,551,221
4.500% 5/15/17	1,275,000	1,407,979
2.750% 5/31/17	2,186,000	2,305,547
0.875% 6/15/17	900,000	900,343
0.500% 7/31/17	2,186,000	2,157,031
4.750% 8/15/17	1,161,000	1,297,690
0.625% 8/31/17	1,822,000	1,802,054
1.875% 8/31/17	2,004,000	2,060,871
0.625% 9/30/17	911,000	899,701
1.875% 9/30/17	1,275,000	1,310,237
0.750% 10/31/17	1,457,000	1,442,914
1.875% 10/31/17	1,822,000	1,872,567
4.250% 11/15/17	419,000	463,519
0.625% 11/30/17	1,457,000	1,434,747
0.750% 12/31/17	1,457,000	1,438,532
2.750% 12/31/17	1,275,000	1,347,229
0.875% 1/31/18	1,457,000	1,443,042
3.500% 2/15/18	1,093,000	1,183,952
0.750% 2/28/18	729,000	717,560
0.750% 3/31/18	911,000	895,066
0.625% 4/30/18	729,000	711,807
2.625% 4/30/18	455,000	478,781
1.000% 5/31/18	1,093,000	1,081,141
2.375% 5/31/18	729,000	759,983
1.375% 6/30/18	1,125,000	1,127,582
2.250% 7/31/18	364,000	377,305
4.000% 8/15/18	656,000	726,930
1.375% 9/30/18	1,202,000	1,200,509
1.250% 10/31/18	2,000,000	1,984,609
3.750% 11/15/18	1,457,000	1,602,558
1.250% 11/30/18	1,050,000	1,040,505
1.375% 12/31/18	1,093,000	1,088,474
1.500% 12/31/18	350,000	350,185
1.250% 1/31/19	729,000	720,777
1.500% 1/31/19	750,000	749,539

See Notes to Financial Statements.

1183

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Principal Amount		Value (Note 1)

2.750% 2/15/19		$1,822,000	$1,922,637
1.500% 2/28/19		1,000,000	998,350
1.500% 3/31/19		450,000	448,980
1.625% 3/31/19		663,000	664,936
0.125% 4/15/19 TIPS		495,758	510,422
1.250% 4/30/19		546,000	537,810
1.625% 4/30/19		1,000,000	1,001,904
1.500% 5/31/19		1,200,000	1,193,988
1.000% 6/30/19		1,093,000	1,059,324
1.625% 6/30/19 (z)		2,506,000	2,506,000
1.000% 8/31/19		729,000	704,169
1.000% 9/30/19		1,093,000	1,054,404
1.250% 10/31/19		1,093,000	1,067,607
3.375% 11/15/19		2,131,000	2,315,444
1.000% 11/30/19		1,406,400	1,351,888
1.125% 12/31/19		1,093,000	1,056,026
1.375% 1/31/20		1,093,000	1,068,749
3.625% 2/15/20		2,461,000	2,706,740
1.250% 2/29/20		1,093,000	1,059,868
1.125% 3/31/20		729,000	700,588
1.125% 4/30/20		364,000	349,255
3.500% 5/15/20		1,800,000	1,968,029
1.875% 6/30/20		110,000	109,900
2.625% 8/15/20		2,929,000	3,048,134
2.125% 8/31/20		1,000,000	1,010,313
2.000% 9/30/20		1,450,000	1,452,719
1.750% 10/31/20		8,100,000	7,985,540
2.625% 11/15/20		1,822,000	1,892,549
2.000% 11/30/20		600,000	599,684
2.375% 12/31/20		14,800,000	15,119,125
2.125% 1/31/21 (z)		10,050,000	10,099,367
2.000% 2/28/21		7,900,000	7,868,138
2.250% 3/31/21		1,900,000	1,920,522
2.250% 4/30/21		300,000	302,947
3.125% 5/15/21		2,597,000	2,772,602
2.000% 5/31/21		1,135,000	1,126,510
2.125% 6/30/21		1,215,000	1,214,810
2.125% 8/15/21		2,004,000	2,002,708
2.000% 11/15/21		1,275,000	1,259,038
2.000% 2/15/22		2,004,000	1,972,844
1.750% 5/15/22		1,457,000	1,402,476
1.625% 8/15/22		1,257,000	1,193,364
1.625% 11/15/22		1,800,000	1,701,141
0.125% 1/15/23 TIPS		228,320	227,497
2.000% 2/15/23		2,350,000	2,281,703
1.750% 5/15/23		2,417,000	2,289,399
2.500% 8/15/23		1,750,000	1,760,425
2.750% 11/15/23		2,000,000	2,049,863
0.625% 1/15/24 TIPS		6,171,366	6,393,542
2.750% 2/15/24 (z)		29,200,000	29,863,272
2.500% 5/15/24 (z)		27,458,800	27,420,187

			304,176,533

Total Government Securities			448,868,964

Total Long-Term Debt Securities (100.4%) (Cost $681,062,358)			687,495,325

CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Banks (0.3%)
Wells Fargo & Co.
7.50%		2,000	$2,428,000

Total Convertible Preferred Stocks (0.3%) (Cost $2,000,000)			2,428,000

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.4%)
Itau Unibanco S.A./New York
0.07%, 5/31/16 (p)		$2,600,000	2,596,563

Government Securities (1.5%)
Federal Home Loan Bank
0.05%, 9/24/14 (o)(p)		1,400,000	1,399,818
Federal Home Loan Mortgage Corp.
0.06%, 10/20/14 (p)		8,400,000	8,398,413
Hellenic Republic Treasury Bills
0.33%, 10/10/14 (p)	EUR	261,000	357,058
U.S. Treasury Bills
0.05%, 12/4/14 (p)		$30,000	29,993
0.05%, 12/11/14 (p)		320,000	319,920

Total Government Securities			10,505,202

Total Short-Term Investments (1.9%) (Cost $13,104,758)			13,101,765

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
Eurodollar
December 2014 @ $99.75*		377	16,494

Put Options Purchased (0.0%)
10 Year U.S. Treasury Notes
July 2014 @ $121.50*		32	500
July 2014 @ $122.00*		26	406
July 2014 @ $123.50*		32	3,000
July 2014 @ $124.00*		26	4,469
Eurodollar
December 2014 @ $98.63*		34	3,825
Eurodollar 1 Year Mid Curve
December 2014 @ $98.75*		163	26,488
December 2014 @ $98.88*		57	13,537

			52,225

Total Options Purchased (0.0%) (Cost $147,537)			68,719

Total Investments Before Options Written and Securities Sold Short (102.6%) (Cost $696,314,653)			703,093,809

See Notes to Financial Statements.

1184

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Contracts	Value (Note 1)

OPTIONS WRITTEN:
Put Options Written (0.0%)
10 Year U.S. Treasury Notes
July 2014 @ $122.50*	(62)	$(1,938)
July 2014 @ $123.00*	(52)	(2,437)
Eurodollar
December 2014 @ $96.38*	(17)	(957)
December 2014 @ $99.00*	(377)	(2,356)

		(7,688)

Total Options Written (0.0%) (Premiums Received $79,904)		(7,688)

Total Investments before Securities Sold Short (102.6%) (Cost $696,234,749)		703,086,121

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-2.2%)
Federal Home Loan Mortgage Corp.
3.000%, 7/15/44 TBA	$(595,000)	(586,912)
3.500%, 7/15/44 TBA	(600,000)	(616,804)
Federal National Mortgage Association
4.000%, 7/25/29 TBA	(400,000)	(424,437)
3.000%, 7/25/44 TBA	(1,710,000)	(1,689,427)
4.000%, 7/25/44 TBA	(1,525,000)	(1,618,644)
4.500%, 7/25/44 TBA	(2,200,000)	(2,382,875)
5.000%, 7/25/44 TBA	(100,000)	(111,047)
6.000%, 7/25/44 TBA	(900,000)	(1,013,977)
4.000%, 8/25/44 TBA	(3,000,000)	(3,174,727)
4.500%, 8/25/44 TBA	(500,000)	(540,332)
Government National Mortgage Association
4.000%, 7/15/44 TBA	(2,800,000)	(2,997,312)
4.500%, 7/15/44 TBA	(100,000)	(109,219)

Total Securities Sold Short (-2.2%) (Proceeds Received $15,133,788)		(15,265,713)

Total Investments after Options Written Options and Securities Sold Short (100.4%) (Cost $681,100,961)		687,820,408
Other Assets Less Liabilities (-0.4%)		(2,846,853)

Net Assets (100%)		$684,973,555

*	Non-income producing.
†	Securities (totaling $976 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $50,003,631 or 7.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $206,970.
(b)	Illiquid Security.
(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2014.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2014, the market value of these securities amounted to $7,477,359 or 1.1% of net assets.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2014.
(p)	Yield to maturity.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

ABS	—	Asset-Backed Security
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
GBP	—	British Pound
IO	—	Interest Only
PIK	—	Payment-in Kind Security
PO	—	Principal Only
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security

See Notes to Financial Statements.

1185

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	30	September-14	$6,590,952	$6,587,812	$(3,140)
3 Year Australia Bond	549	September-14	56,505,013	56,674,945	169,932
5 Year U.S. Treasury Notes	63	September-14	7,499,358	7,526,039	26,681
U.S. Long Bond	24	September-14	3,263,658	3,292,500	28,842

					$222,315

Sales
10 Year Australia Bond	124	September-14	$13,797,369	$14,086,322	$(288,953)
10 Year Japan Bond	1	September-14	1,432,876	1,437,737	(4,861)
10 Year U.S. Treasury Notes	80	September-14	10,006,254	10,013,750	(7,496)
2 Year U.S. Treasury Notes	83	September-14	18,204,188	18,226,281	(22,093)
5 Year U.S. Treasury Notes	101	September-14	12,028,481	12,065,555	(37,074)
90 Day Eurodollar	40	June-15	9,951,459	9,948,500	2,959
90 Day Eurodollar	20	September-15	4,962,224	4,964,500	(2,276)
90 Day Eurodollar	20	December-15	4,950,661	4,953,250	(2,589)
90 Day Eurodollar	2	March-16	493,772	494,125	(353)
Euro-Bund	72	September-14	14,270,509	14,426,014	(155,505)
U.S. Ultra Bond	32	September-14	4,771,265	4,798,000	(26,735)

					(544,976)

					$(322,661)

At June 30, 2014, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	39,733	$37,466,232	$37,310,876	$155,356
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	13,390	12,626,100	12,644,177	(18,077)
Brazilian Real vs. U.S. Dollar, expiring 7/2/14	JPMorgan Chase Bank	818	370,219	365,423	4,796
Mexican Peso vs. U.S. Dollar, expiring 8/25/14	Goldman Sachs Group, Inc.	9,632	739,593	731,220	8,373

					$150,448

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	32,012	$29,513,944	$30,185,715	$(671,771)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	242	224,561	228,194	(3,633)
Australian Dollar vs. U.S. Dollar, expiring 7/2/14	Bank of America	20,869	19,642,883	19,678,423	(35,540)
Australian Dollar vs. U.S. Dollar, expiring 8/5/14	Bank of America	13,390	12,613,514	12,592,192	21,322
Brazilian Real vs. U.S. Dollar, expiring 7/2/14	Bank of America	818	365,073	370,220	(5,147)
Brazilian Real vs. U.S. Dollar, expiring 8/4/14	JPMorgan Chase Bank	818	362,099	366,462	(4,363)
European Union Euro vs. U.S. Dollar, expiring 7/23/14	Barclays Bank plc	14	19,350	19,172	178
European Union Euro vs. U.S. Dollar, expiring 7/23/14	Toronto-Dominion Bank	2,361	3,206,028	3,233,196	(27,168)
European Union Euro vs. U.S. Dollar, expiring 8/21/14	Barclays Bank plc	8,630	11,785,924	11,819,346	(33,422)
Japanese Yen vs. U.S. Dollar, expiring 7/2/14	JPMorgan Chase Bank	13,800	135,493	136,222	(729)
Japanese Yen vs. U.S. Dollar, expiring 8/5/14	JPMorgan Chase Bank	13,800	135,912	136,259	(347)
Mexican Peso vs. U.S. Dollar, expiring 7/23/14	Bank of America	8,904	682,210	685,206	(2,996)
Mexican Peso vs. U.S. Dollar, expiring 10/22/14	Goldman Sachs Group, Inc.	330	25,116	25,241	(125)

					$(763,741)

					$(613,293)

See Notes to Financial Statements.

1186

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Options Written:

Options written for the six months ended June 30, 2014 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2014	426	$44,304
Options Written	667	179,441
Options Terminated in Closing Purchase Transactions	(585)	(143,841)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2014	508	$79,904

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$15,976,948	$976	$15,977,924
Non-Agency CMO	—	32,870,776	428,406	33,299,182
Convertible Preferred Stocks
Financials	2,428,000	—	—	2,428,000
Corporate Bonds
Consumer Discretionary	—	10,114,772	—	10,114,772
Consumer Staples	—	13,664,540	—	13,664,540
Energy	—	15,933,720	—	15,933,720
Financials	—	89,838,508	—	89,838,508
Health Care	—	14,013,304	—	14,013,304
Industrials	—	10,765,283	—	10,765,283
Information Technology	—	7,027,347	—	7,027,347
Materials	—	5,828,927	—	5,828,927
Telecommunication Services	—	9,203,812	—	9,203,812
Utilities	—	12,959,042	—	12,959,042
Forward Currency Contracts	—	190,025	—	190,025
Futures	228,414	—	—	228,414
Government Securities
Agency ABS	—	2,752,570	—	2,752,570
Agency CMO	—	53,876,362	—	53,876,362
Foreign Governments	—	44,007,094	—	44,007,094
Municipal Bonds	—	16,891,518	—	16,891,518
Supranational	—	9,069,049	—	9,069,049
U.S. Government Agencies	—	18,095,838	—	18,095,838
U.S. Treasuries	—	304,176,533	—	304,176,533
Options Purchased
Call Options Purchased	16,494	—	—	16,494
Put Options Purchased	52,225	—	—	52,225
Short-Term Investments	—	13,101,765	—	13,101,765

Total Assets	$2,725,133	$700,357,733	$429,382	$703,512,248

See Notes to Financial Statements.

1187

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Forward Currency Contracts	$—	$(803,318)	$—	$(803,318)
Futures	(551,075)	—	—	(551,075)
Government Securities
Agency CMO	—	(15,265,713)	—	(15,265,713)
Options Written
Put Options Written	(7,688)	—	—	(7,688)

Total Liabilities	$(558,763)	$(16,069,031)	$—	$(16,627,794)

Total	$2,166,370	$684,288,702	$429,382	$686,884,454

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

Fair Values of Derivative Instruments as of June 30, 2014:

	Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$297,133	*
Foreign exchange contracts	Receivables	190,025
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$487,158

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized
	depreciation	$(558,763	)*
Foreign exchange contracts	Payables	(803,318)
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized
	depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,362,081)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1188

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$100,428	$(1,256,608)	$—	$—	$(1,156,180)
Foreign exchange contracts	—	—	(658,992)	—	(658,992)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$100,428	$(1,256,608)	$(658,992)	$—	$(1,815,172)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(9,369)	$(828,876)	$—	$—	$(838,245)
Foreign exchange contracts	—	—	(1,192,805)	—	(1,192,805)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$(9,369)	$(828,876)	$(1,192,805)	$—	$(2,031,050)

^ This Portfolio held options, forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $98,729,000, and futures and options contracts with an average notional balance of approximately $111,944,000 and $100,000, respectively, during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$176,678		$(176,678)	$—	$—
Barclays Bank plc	178		(178)	—	—
Goldman Sachs Group, Inc.	259,679		(125)	—	259,554
JPMorgan Chase Bank	4,796		(4,796)	—	—
Exchange Traded Futures & Options Contracts (b)	297,133	(c)	—	—	297,133

	$738,464		$(181,777)	$—	$556,687

See Notes to Financial Statements.

1189

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$737,164		$(176,678)	$—	$560,486
Barclays Bank plc	33,422		(178)	—	33,244
Goldman Sachs Group, Inc.	125		(125)	—	—
JPMorgan Chase Bank	5,439		(4,796)	—	643
Toronto-Dominion Bank	657,500			—	657,500
Exchange Traded Futures & Options Contracts (b)	558,763	(c)	—	—	558,763

	$1,992,413		$(181,777)	$—	$1,810,636

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,014,165,951
Long-term U.S. government debt securities	218,085,830

$1,232,251,781

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,087,738,783
Long-term U.S. government debt securities	225,474,906

$1,313,213,689

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,788,314
Aggregate gross unrealized depreciation	(16,450,916)

Net unrealized appreciation	$6,337,398

Federal income tax cost of investments	$696,756,411

See Notes to Financial Statements.

1190

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $696,314,653)	$703,093,809
Cash	938,806
Foreign cash (Cost $416,116)	417,388
Cash held as collateral at broker	559,000
Receivable for forward commitments	34,074,593
Receivable for securities sold	7,116,598
Dividends, interest and other receivables	4,578,434
Receivable for buy-saleback financing transactions	878,344
Unrealized appreciation on forward foreign currency contracts	190,025
Receivable from Separate Accounts for Trust shares sold	118,366
Deferred offering cost	22,298
Other assets	500

Total assets	751,988,161

LIABILITIES
Payable for forward commitments	35,492,153
Securities sold short (Proceeds received $15,133,788)	15,265,713
Payable for securities purchased	8,711,535
Payable for sale-buyback financing transactions	5,262,836
Unrealized depreciation on forward foreign currency contracts	803,318
Payable to Separate Accounts for Trust shares redeemed	445,730
Investment management fees payable	304,812
Administrative fees payable	95,899
Distribution fees payable – Class IB	61,049
Trustees’ fees payable	44,456
Due to broker for futures variation margin	42,066
Offering costs payable	23,387
Distribution fees payable – Class IA	7,718
Options written, at value (Premiums received $79,904)	7,688
Other liabilities	247,471
Accrued expenses	198,775

Total liabilities	67,014,606

NET ASSETS	$684,973,555

Net assets were comprised of:
Paid in capital	$689,803,643
Accumulated undistributed net investment income (loss)	889,553
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(11,491,700)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	5,772,059

Net assets	$684,973,555

Class IA
Net asset value, offering and redemption price per share, $37,583,881 / 3,734,122 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

Class IB
Net asset value, offering and redemption price per share, $297,754,256 / 29,517,340 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.09

Class K
Net asset value, offering and redemption price per share, $349,635,418 / 34,735,316 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.07

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$9,328,363
Dividends	75,000

Total income	9,403,363

EXPENSES
Investment management fees	1,883,847
Administrative fees	525,224
Distribution fees – Class IB	363,387
Custodian fees	86,178
Professional fees	58,472
Printing and mailing expenses	51,700
Distribution fees – Class IA	46,459
Trustees’ fees	10,473
Offering costs	1,089
Miscellaneous	49,651

Gross expenses	3,076,480
Less: Waiver from investment manager	(68,303)

Net expenses	3,008,177

NET INVESTMENT INCOME (LOSS)	6,395,186

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	6,207,463
Futures	(1,256,608)
Foreign currency transactions	(740,966)
Options written	102,049
Securities sold short	(511,524)

Net realized gain (loss)	3,800,414

Change in unrealized appreciation (depreciation) on:
Investments	11,867,579
Futures	(828,876)
Foreign currency translations	(1,182,009)
Options written	73,575
Securities sold short	(266,807)

Net change in unrealized appreciation (depreciation)	9,663,462

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,463,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,859,062

See Notes to Financial Statements.

1191

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,395,186	$23,429,220
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	3,800,414	29,114,231
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	9,663,462	(96,064,216)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,859,062	(43,520,765)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(324,929)	(583,540)
Class IB	(2,537,426)	(16,209,460)
Class K	(3,574,222)	(6,822,629)

	(6,436,577)	(23,615,629)

Distributions from net realized capital gains
Class IA	—	(99,729)
Class IB	—	(777,785)
Class K	—	(1,048,369)

	—	(1,925,883)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(6,436,577)	(25,541,512)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 135,593 and 625,663 shares, respectively ]	1,352,813	6,296,054
Capital shares issued in reinvestment of dividends and distributions [ 32,522 and 68,132 shares, respectively ]	324,929	683,269
Capital shares repurchased [ (239,306) and (969,640) shares, respectively ]	(2,389,245)	(9,799,676)

Total Class IA transactions	(711,503)	(2,820,353)

Class IB
Capital shares sold [ 2,548,688 and 14,254,119 shares, respectively ]	25,528,998	145,274,207
Capital shares issued in reinvestment of dividends and distributions [ 253,403 and 1,676,522 shares, respectively ]	2,537,426	16,987,245
Capital shares repurchased [ (2,766,873) and (35,500,361) shares, respectively ]	(27,681,447)	(361,630,662)
Capital shares repurchased in-kind (Note 9)[ 0 and (123,318,096) shares, respectively ]	—	(1,233,559,078)

Total Class IB transactions	384,977	(1,432,928,288)

Class K
Capital shares sold [ 578,529 and 6,507,127 shares, respectively ]	5,789,216	65,701,610
Capital shares issued in reinvestment of dividends and distributions [ 357,791 and 784,690 shares, respectively ]	3,574,222	7,870,998
Capital shares repurchased [ (3,976,665) and (6,154,929) shares, respectively ]	(39,707,106)	(61,933,454)

Total Class K transactions	(30,343,668)	11,639,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,670,194)	(1,424,109,487)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,247,709)	(1,493,171,764)
NET ASSETS:
Beginning of period	702,221,264	2,195,393,028

End of period (a)	$684,973,555	$702,221,264

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$889,553	$930,944

See Notes to Financial Statements.

1192

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.87	$10.29	$10.44	$10.48	$10.27	$9.86

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.15 (e)	0.19 (e)	0.24 (e)	0.30 (e)	0.36 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.19	(0.38)	0.38	0.39	0.37	0.46

Total from investment operations	0.28	(0.23)	0.57	0.63	0.67	0.82

Less distributions:
Dividends from net investment income	(0.09)	(0.16)	(0.22)	(0.30)	(0.32)	(0.38)
Distributions from net realized gains	—	(0.03)	(0.50)	(0.37)	(0.14)	(0.03)

Total dividends and distributions	(0.09)	(0.19)	(0.72)	(0.67)	(0.46)	(0.41)

Net asset value, end of period	$10.06	$9.87	$10.29	$10.44	$10.48	$10.27

Total return (b)	2.81%	(2.33)%	5.50%	6.10%	6.60%	8.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,584	$37,566	$41,985	$41,783	$2,826,132	$2,796,284
Ratio of expenses to average net assets:
After waivers (a)	1.01%	1.00%	0.98%	0.69%	0.69%	0.71%
Before waivers (a)	1.03%	1.00%	0.98%	0.69%	0.69%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.74%	1.52%	1.77%	2.28%	2.80%	3.51%
Before waivers (a)	1.72%	1.52%	1.77%	2.28%	2.80%	3.51%
Portfolio turnover rate (z)	166%	410%	376%	384%	492%	623%

See Notes to Financial Statements.

1193

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.89	$10.31	$10.46	$10.50	$10.29	$9.88

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.15 (e)	0.19 (e)	0.23 (e)	0.27 (e)	0.33 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.20	(0.38)	0.38	0.37	0.38	0.47

Total from investment operations	0.29	(0.23)	0.57	0.60	0.65	0.80

Less distributions:
Dividends from net investment income	(0.09)	(0.16)	(0.22)	(0.27)	(0.30)	(0.36)
Distributions from net realized gains	—	(0.03)	(0.50)	(0.37)	(0.14)	(0.03)

Total dividends and distributions	(0.09)	(0.19)	(0.72)	(0.64)	(0.44)	(0.39)

Net asset value, end of period	$10.09	$9.89	$10.31	$10.46	$10.50	$10.29

Total return (b)	2.91%	(2.31)%	5.50%	5.83%	6.33%	8.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$297,754	$291,699	$1,776,443	$1,533,747	$1,388,875	$1,252,270
Ratio of expenses to average net assets:
After waivers (a)	1.01%	1.00%	0.98%	0.94%	0.94%	0.96%
Before waivers (a).	1.03%	1.00%	0.98%	0.94%	0.94%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.74%	1.52%	1.76%	2.19%	2.55%	3.25%
Before waivers (a)	1.72%	1.52%	1.76%	2.19%	2.55%	3.25%
Portfolio turnover rate (z)	166%	410%	376%	384%	492%	623%

See Notes to Financial Statements.

1194

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$9.87	$10.29	$10.44	$10.81

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.18 (e)	0.22 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.20	(0.39)	0.38	0.02

Total from investment operations	0.30	(0.21)	0.60	0.13

Less distributions:
Dividends from net investment income	(0.10)	(0.18)	(0.25)	(0.13)
Distributions from net realized gains	—	(0.03)	(0.50)	(0.37)

Total dividends and distributions	(0.10)	(0.21)	(0.75)	(0.50)

Net asset value, end of period	$10.07	$9.87	$10.29	$10.44

Total return (b)	3.05%	(2.08)%	5.76%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$349,635	$372,956	$376,965	$1,325,807
Ratio of expenses to average net assets:
After waivers (a)	0.76%	0.75%	0.72%	0.69%
Before waivers (a)	0.78%	0.75%	0.72%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.99%	1.77%	2.06%	2.78%
Before waivers (a)	1.97%	1.77%	2.06%	2.78%
Portfolio turnover rate (z)	166%	410%	376%	384%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1195

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/14	% of Net Assets
Information Technology	22.7%
Consumer Discretionary	18.4
Industrials	18.3
Health Care	16.6
Financials	7.4
Energy	5.0
Materials	4.5
Consumer Staples	3.9
Telecommunication Services	0.4
Utilities	0.2
Cash and Other	2.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,039.70	$6.42
Hypothetical (5% average return before expenses)	1,000.00	1,018.50	6.36
Class IB
Actual	1,000.00	1,039.30	6.42
Hypothetical (5% average return before expenses)	1,000.00	1,018.50	6.36
Class K
Actual	1,000.00	1,040.40	5.16
Hypothetical (5% average return before expenses)	1,000.00	1,019.74	5.11

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.27%, 1.27% and 1.02%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1196

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (18.4%)
Auto Components (1.3%)
American Axle & Manufacturing Holdings, Inc.*	23,372	$441,497
Cooper Tire & Rubber Co.	253	7,590
Cooper-Standard Holding, Inc.*	32	2,117
Dana Holding Corp.	3,418	83,468
Dorman Products, Inc.*	1,187	58,543
Drew Industries, Inc.	1,037	51,860
Fox Factory Holding Corp.*	479	8,426
Gentex Corp.	3,789	110,222
Gentherm, Inc.*	1,551	68,942
Goodyear Tire & Rubber Co.	10,946	304,080
Lear Corp.	2,870	256,348
Modine Manufacturing Co.*	587	9,239
Motorcar Parts of America, Inc.*	665	16,193
Remy International, Inc.	45	1,051
Shiloh Industries, Inc.*	320	5,907
Standard Motor Products, Inc.	513	22,916
Stoneridge, Inc.*	946	10,141
Strattec Security Corp.	116	7,481
Tenneco, Inc.*	13,795	906,331
Tower International, Inc.*	902	33,230

		2,405,582

Automobiles (0.1%)
Thor Industries, Inc.	2,019	114,821
Winnebago Industries, Inc.*	1,197	30,140

		144,961

Distributors (0.5%)
Core-Mark Holding Co., Inc.	126	5,750
LKQ Corp.*	32,839	876,473
Pool Corp.	1,995	112,837

		995,060

Diversified Consumer Services (1.4%)
2U, Inc.*	8,373	140,750
American Public Education, Inc.*	8,423	289,583
Bright Horizons Family Solutions, Inc.*	8,680	372,719
Capella Education Co.	475	25,835
Carriage Services, Inc.	131	2,244
Collectors Universe, Inc.	332	6,504
Education Management Corp.*	26	44
Grand Canyon Education, Inc.*	22,302	1,025,223
Hillenbrand, Inc.	2,779	90,651
ITT Educational Services, Inc.*	67	1,118
JTH Holding, Inc., Class A*	178	5,929
K12, Inc.*	631	15,188
LifeLock, Inc.*	3,565	49,768
Nord Anglia Education, Inc.*	11,800	215,940
Service Corp. International	7,361	152,520
Sotheby’s, Inc.	2,680	112,533
Strayer Education, Inc.*	473	24,837
Weight Watchers International, Inc.	1,105	22,288

		2,553,674

Hotels, Restaurants & Leisure (3.6%)
Aramark	1,729	$44,746
Bally Technologies, Inc.*	1,737	114,156
BJ’s Restaurants, Inc.*	256	8,937
Bloomin’ Brands, Inc.*	20,087	450,551
Boyd Gaming Corp.*	2,799	33,952
Bravo Brio Restaurant Group, Inc.*	761	11,879
Brinker International, Inc.	2,878	140,015
Buffalo Wild Wings, Inc.*	6,993	1,158,810
Burger King Worldwide, Inc.	4,673	127,199
Caesars Entertainment Corp.*	341	6,165
Cheesecake Factory, Inc.	2,204	102,310
Choice Hotels International, Inc.	121	5,700
Churchill Downs, Inc.	394	35,503
Chuy’s Holdings, Inc.*	724	26,281
ClubCorp Holdings, Inc.	971	18,002
Cracker Barrel Old Country Store, Inc.	795	79,158
Del Frisco’s Restaurant Group, Inc.*	1,045	28,800
Denny’s Corp.*	2,575	16,789
Diamond Resorts International, Inc.*	13,193	307,001
DineEquity, Inc.	295	23,450
Domino’s Pizza, Inc.	2,455	179,436
Dunkin’ Brands Group, Inc.	4,705	215,536
Einstein Noah Restaurant Group, Inc.	430	6,906
Famous Dave’s of America, Inc.*	203	5,826
Fiesta Restaurant Group, Inc.*	1,177	54,625
Ignite Restaurant Group, Inc.*	333	4,848
Interval Leisure Group, Inc.	1,342	29,443
Jack in the Box, Inc.	1,765	105,618
Jamba, Inc.*	755	9,135
Krispy Kreme Doughnuts, Inc.*	2,878	45,990
La Quinta Holdings, Inc.*	1,424	27,255
Life Time Fitness, Inc.*	105	5,118
Melco Crown Entertainment Ltd. (ADR)	8,913	318,283
Morgans Hotel Group Co.*	486	3,854
Multimedia Games Holding Co., Inc.*	1,293	38,325
Nathan’s Famous, Inc.*	151	8,183
Noodles & Co.*	10,056	345,826
Norwegian Cruise Line Holdings Ltd.*	7,638	242,125
Panera Bread Co., Class A*	4,160	623,293
Papa John’s International, Inc.	1,355	57,438
Papa Murphy’s Holdings, Inc.*	264	2,529
Pinnacle Entertainment, Inc.*	1,616	40,691
Popeyes Louisiana Kitchen, Inc.*	1,044	45,633
Potbelly Corp.*	20,277	323,621
Red Robin Gourmet Burgers, Inc.*	629	44,785
Ruth’s Hospitality Group, Inc.	1,019	12,585
Scientific Games Corp., Class A*	1,425	15,846
SeaWorld Entertainment, Inc.	3,005	85,132
Six Flags Entertainment Corp.	3,227	137,309
Sonic Corp.*	1,677	37,028

See Notes to Financial Statements.

1197

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Starwood Hotels & Resorts Worldwide, Inc.	5,412	$437,398
Texas Roadhouse, Inc.	3,077	80,002
Vail Resorts, Inc.	1,603	123,720
Wyndham Worldwide Corp.	4,266	323,022
Zoe’s Kitchen, Inc.*	260	8,939

		6,784,707

Household Durables (1.8%)
Beazer Homes USA, Inc.*	515	10,805
Cavco Industries, Inc.*	393	33,523
D.R. Horton, Inc.	1,171	28,783
Dixie Group, Inc.*	493	5,221
Harman International Industries, Inc.	6,353	682,503
Helen of Troy Ltd.*	479	29,042
Installed Building Products, Inc.*	398	4,875
iRobot Corp.*	1,309	53,604
Jarden Corp.*	1,753	104,041
KB Home	12,130	226,588
La-Z-Boy, Inc.	1,957	45,344
Leggett & Platt, Inc.	3,042	104,280
Lennar Corp., Class A	8,038	337,435
LGI Homes, Inc.*	145	2,646
Libbey, Inc.*	904	24,083
M/I Homes, Inc.*	13,604	330,169
NVR, Inc.*	195	224,367
Tempur Sealy International, Inc.*	6,877	410,557
Tupperware Brands Corp.	2,233	186,902
Turtle Beach Corp.*	306	2,827
Universal Electronics, Inc.*	697	34,069
Whirlpool Corp.	3,643	507,178
William Lyon Homes, Class A*	97	2,953

		3,391,795

Internet & Catalog Retail (1.7%)
Blue Nile, Inc.*	525	14,700
Coupons.com, Inc.*	524	13,786
FTD Cos., Inc.*	82	2,607
Groupon, Inc.*	21,194	140,304
HomeAway, Inc.*	21,563	750,824
HSN, Inc.	1,457	86,313
Liberty Ventures*	3,250	239,850
Netflix, Inc.*	1,467	646,360
Nutrisystem, Inc.	1,284	21,969
Orbitz Worldwide, Inc.*	1,063	9,461
Overstock.com, Inc.*	500	7,885
PetMed Express, Inc.	908	12,240
RetailMeNot, Inc.*	1,352	35,977
Shutterfly, Inc.*	13,063	562,493
TripAdvisor, Inc.*	2,257	245,246
ValueVision Media, Inc., Class A*	571	2,849
Vitacost.com, Inc.*	977	6,116
zulily, Inc., Class A*	8,171	334,602

		3,133,582

Leisure Products (0.5%)
Arctic Cat, Inc.	200	7,884
Brunswick Corp.	2,035	85,734
Escalade, Inc.	90	1,452
Malibu Boats, Inc., Class A*	322	6,472
Marine Products Corp.	452	3,752

Nautilus, Inc.*	833	$9,238
Polaris Industries, Inc.	6,120	797,069
Smith & Wesson Holding Corp.*	2,426	35,274
Sturm Ruger & Co., Inc.	862	50,867

		997,742

Media (1.7%)
AMC Networks, Inc., Class A*	7,016	431,414
Cablevision Systems Corp. – New York Group, Class A	8,663	152,902
Carmike Cinemas, Inc.*	1,007	35,376
CBS Outdoor Americas, Inc.	81	2,647
Cinemark Holdings, Inc.	5,109	180,654
Clear Channel Outdoor Holdings, Inc., Class A	836	6,838
Crown Media Holdings, Inc., Class A*	1,097	3,982
Cumulus Media, Inc., Class A*	4,023	26,512
DreamWorks Animation SKG, Inc., Class A*	9,196	213,899
Entravision Communications Corp., Class A	2,380	14,804
Eros International plc*	299	4,536
Global Sources Ltd.*	46	381
Gray Television, Inc.*	2,160	28,361
Imax Corp.*	27,819	792,285
Interpublic Group of Cos., Inc.	18,680	364,447
Lamar Advertising Co., Class A	3,511	186,083
Lions Gate Entertainment Corp.	3,545	101,316
Live Nation Entertainment, Inc.*	3,222	79,551
Loral Space & Communications, Inc.*	572	41,579
Martha Stewart Living Omnimedia, Inc., Class A*	936	4,399
MDC Partners, Inc., Class A	471	10,122
Morningstar, Inc.	862	61,900
National CineMedia, Inc.	629	11,014
Nexstar Broadcasting Group, Inc., Class A	1,353	69,828
Radio One, Inc., Class D*	1,116	5,502
ReachLocal, Inc.*	320	2,250
Regal Entertainment Group, Class A	944	19,918
Rentrak Corp.*	399	20,927
Saga Communications, Inc., Class A	34	1,452
Sinclair Broadcast Group, Inc., Class A	3,023	105,049
Starz, Class A*	3,599	107,214
World Wrestling Entertainment, Inc., Class A	1,306	15,581

		3,102,723

Multiline Retail (0.1%)
Big Lots, Inc.*	757	34,595
Burlington Stores, Inc.*	1,125	35,843
Dillard’s, Inc., Class A	767	89,440
Sears Holdings Corp.*	915	36,563
Tuesday Morning Corp.*	1,543	27,496

		223,937

See Notes to Financial Statements.

1198

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Specialty Retail (4.1%)
Aaron’s, Inc.	521	$18,568
Abercrombie & Fitch Co., Class A	460	19,895
America’s Car-Mart, Inc.*	55	2,175
ANN, Inc.*	2,066	84,995
Asbury Automotive Group, Inc.*	1,347	92,593
AutoNation, Inc.*	3,208	191,453
Brown Shoe Co., Inc.	915	26,178
Buckle, Inc.	1,243	55,140
Build-A-Bear Workshop, Inc.*	376	5,023
Cabela’s, Inc.*	7,445	464,568
Cato Corp., Class A	173	5,346
Chico’s FAS, Inc.	2,966	50,303
Christopher & Banks Corp.*	1,620	14,191
Citi Trends, Inc.*	9,580	205,587
Conn’s, Inc.*	1,215	60,009
Container Store Group, Inc.*	754	20,946
CST Brands, Inc.	2,843	98,084
Destination Maternity Corp.	94	2,140
Destination XL Group, Inc.*	265	1,460
Dick’s Sporting Goods, Inc.	7,155	333,137
Express, Inc.*	210	3,576
Finish Line, Inc., Class A	524	15,584
Five Below, Inc.*	14,524	579,653
Foot Locker, Inc.	934	47,372
Francesca’s Holdings Corp.*	1,856	27,357
GameStop Corp., Class A	268	10,846
Genesco, Inc.*	97	7,967
GNC Holdings, Inc., Class A	4,016	136,946
Group 1 Automotive, Inc.	194	16,356
hhgregg, Inc.*	176	1,790
Hibbett Sports, Inc.*	1,141	61,808
Kirkland’s, Inc.*	369	6,845
Lithia Motors, Inc., Class A	7,051	663,288
Lumber Liquidators Holdings, Inc.*	1,469	111,571
Mattress Firm Holding Corp.*	4,580	218,695
Men’s Wearhouse, Inc.	1,683	93,911
Monro Muffler Brake, Inc.	1,389	73,881
Murphy USA, Inc.*	953	46,592
New York & Co., Inc.*	480	1,771
Outerwall, Inc.*	897	53,237
Pacific Sunwear of California, Inc.*	1,796	4,274
Penske Automotive Group, Inc.	820	40,590
PetSmart, Inc.	4,371	261,386
Pier 1 Imports, Inc.	4,146	63,890
Restoration Hardware Holdings, Inc.*	1,376	128,037
Ross Stores, Inc.	3,988	263,726
Sally Beauty Holdings, Inc.*	5,297	132,849
Select Comfort Corp.*	2,370	48,964
Signet Jewelers Ltd.	5,446	602,273
Sportsman’s Warehouse Holdings, Inc.*	16,943	135,544
Tile Shop Holdings, Inc.*	33,426	511,084
Tractor Supply Co.	6,430	388,372
Ulta Salon Cosmetics & Fragrance, Inc.*	6,588	602,209
Urban Outfitters, Inc.*	3,411	115,496

Vitamin Shoppe, Inc.*	4,296	$184,814
Williams-Sonoma, Inc.	4,151	297,959
Winmark Corp.	112	7,799
Zumiez, Inc.*	718	19,810

		7,739,913

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	2,378	163,916
Columbia Sportswear Co.	411	33,969
Crocs, Inc.*	520	7,816
Culp, Inc.	80	1,393
Deckers Outdoor Corp.*	1,530	132,085
Fossil Group, Inc.*	2,060	215,311
G-III Apparel Group Ltd.*	790	64,511
Hanesbrands, Inc.	4,397	432,841
Iconix Brand Group, Inc.*	704	30,230
Kate Spade & Co.*	5,575	212,630
Movado Group, Inc.	363	15,126
Oxford Industries, Inc.	646	43,069
Quiksilver, Inc.*	3,677	13,164
R.G. Barry Corp.	26	493
Samsonite International S.A.	107,360	353,923
Sequential Brands Group, Inc.*	584	8,065
Skechers U.S.A., Inc., Class A*	1,280	58,496
Steven Madden Ltd.*	2,579	88,460
Tumi Holdings, Inc.*	2,240	45,091
Under Armour, Inc., Class A*	6,780	403,342
Vera Bradley, Inc.*	977	21,367
Vince Holding Corp.*	6,499	237,993
Wolverine World Wide, Inc.	17,686	460,897

		3,044,188

Total Consumer Discretionary		34,517,864

Consumer Staples (3.9%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	1,067	238,496
Coca-Cola Bottling Co. Consolidated	193	14,218
Craft Brew Alliance, Inc.*	466	5,154
National Beverage Corp.*	499	9,441

		267,309

Food & Staples Retailing (1.1%)
Andersons, Inc.	1,140	58,801
Casey’s General Stores, Inc.	1,707	119,985
Chefs’ Warehouse, Inc.*	658	13,009
Fairway Group Holdings Corp.*	888	5,905
Fresh Market, Inc.*	1,910	63,928
Liberator Medical Holdings, Inc.	1,543	5,786
Natural Grocers by Vitamin Cottage, Inc.*	373	7,986
PriceSmart, Inc.	825	71,808
Rite Aid Corp.*	28,728	205,980
Sprouts Farmers Market, Inc.*	24,722	808,904
Susser Holdings Corp.*	816	65,867
United Natural Foods, Inc.*	2,192	142,699
Whole Foods Market, Inc.	14,484	559,517

		2,130,175

See Notes to Financial Statements.

1199

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Food Products (1.9%)
Alico, Inc.	11	$412
Annie’s, Inc.*	763	25,805
B&G Foods, Inc.	2,267	74,108
Boulder Brands, Inc.*	2,478	35,138
Calavo Growers, Inc.	606	20,501
Cal-Maine Foods, Inc.	684	50,835
Darling Ingredients, Inc.*	1,439	30,075
Diamond Foods, Inc.*	970	27,354
Farmer Bros Co.*	320	6,915
Flowers Foods, Inc.	7,612	160,461
Hain Celestial Group, Inc.*	2,027	179,876
Hillshire Brands Co.	3,296	205,341
Ingredion, Inc.	502	37,670
Inventure Foods, Inc.*	705	7,945
J&J Snack Foods Corp.	664	62,496
Keurig Green Mountain, Inc.	8,558	1,066,412
Lancaster Colony Corp.	518	49,293
Lifeway Foods, Inc.*	210	2,936
Limoneira Co.	496	10,897
Pilgrim’s Pride Corp.*	346	9,467
Sanderson Farms, Inc.	874	84,953
Seaboard Corp.*	1	3,020
SunOpta, Inc.*	20,820	293,146
Tootsie Roll Industries, Inc.	755	22,227
TreeHouse Foods, Inc.*	5,777	462,564
WhiteWave Foods Co.*	17,069	552,524

		3,482,371

Household Products (0.3%)
Central Garden & Pet Co., Class A*	282	2,594
Harbinger Group, Inc.*	1,545	19,622
Oil-Dri Corp. of America	62	1,895
Orchids Paper Products Co.	313	10,029
Spectrum Brands Holdings, Inc.	4,360	375,091
WD-40 Co.	670	50,397

		459,628

Personal Products (0.4%)
Avon Products, Inc.	7,838	114,513
Coty, Inc., Class A	12,749	218,390
Female Health Co.	727	4,006
Herbalife Ltd.	3,591	231,763
IGI Laboratories, Inc.*	1,281	6,802
Inter Parfums, Inc.	62	1,832
Medifast, Inc.*	597	18,155
Nu Skin Enterprises, Inc., Class A	2,606	192,740
Revlon, Inc., Class A*	126	3,843
Synutra International, Inc.*	702	4,710
USANA Health Sciences, Inc.*	290	22,661

		819,415

Tobacco (0.0%)
22nd Century Group, Inc.*	1,958	6,011
Vector Group Ltd.	1,849	38,238

		44,249

Total Consumer Staples		7,203,147

Energy (5.0%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	632	$33,167
Basic Energy Services, Inc.*	1,424	41,609
C&J Energy Services, Inc.*	7,814	263,957
CARBO Ceramics, Inc.	875	134,855
Dresser-Rand Group, Inc.*	3,384	215,662
Dril-Quip, Inc.*	1,807	197,397
FMC Technologies, Inc.*	4,041	246,784
Forum Energy Technologies, Inc.*	993	36,175
Frank’s International N.V.	227	5,584
Geospace Technologies Corp.*	58	3,195
Glori Energy, Inc.*	606	6,581
Gulf Island Fabrication, Inc.	274	5,897
ION Geophysical Corp.*	916	3,866
Key Energy Services, Inc.*	29,951	273,752
Matrix Service Co.*	1,157	37,938
Nabors Industries Ltd.	1,319	38,739
North Atlantic Drilling Ltd.	889	9,441
Oceaneering International, Inc.	10,640	831,303
Patterson-UTI Energy, Inc.	3,278	114,533
PHI, Inc. (Non-Voting)*	24	1,070
Pioneer Energy Services Corp.*	11,930	209,252
Profire Energy, Inc.*	739	3,333
RigNet, Inc.*	541	29,117
RPC, Inc.	2,744	64,457
Superior Energy Services, Inc.	10,761	388,903
Tesco Corp.	166	3,542
Unit Corp.*	151	10,393
Willbros Group, Inc.*	1,783	22,020

		3,232,522

Oil, Gas & Consumable Fuels (3.3%)
Abraxas Petroleum Corp.*	3,747	23,456
Adams Resources & Energy, Inc.	5	391
Alon USA Energy, Inc.	379	4,715
Apco Oil and Gas International, Inc.*	121	1,746
Approach Resources, Inc.*	771	17,525
Athlon Energy, Inc.*	2,275	108,517
Bonanza Creek Energy, Inc.*	1,459	83,440
BPZ Resources, Inc.*	2,584	7,959
Carrizo Oil & Gas, Inc.*	2,017	139,697
Clayton Williams Energy, Inc.*	265	36,403
Clean Energy Fuels Corp.*	1,776	20,815
Concho Resources, Inc.*	1,867	269,782
CVR Energy, Inc.	299	14,409
Delek U.S. Holdings, Inc.	1,387	39,155
Diamondback Energy, Inc.*	6,451	572,849
Energen Corp.	4,925	437,734
Evolution Petroleum Corp.	934	10,227
EXCO Resources, Inc.	2,693	15,862
Forest Oil Corp.*	1,014	2,312
FX Energy, Inc.*	2,498	9,018
GasLog Ltd.	374	11,927
Gastar Exploration, Inc.*	2,356	20,521
Goodrich Petroleum Corp.*	1,562	43,111
Green Plains, Inc.	1,385	45,525
Gulfport Energy Corp.*	3,059	192,105

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Isramco, Inc.*	47	$5,975
Jones Energy, Inc., Class A*	533	10,926
Kodiak Oil & Gas Corp.*	11,804	171,748
Kosmos Energy Ltd.*	4,673	52,478
Laredo Petroleum Holdings, Inc.*	3,034	93,993
Magnum Hunter Resources Corp.*	8,858	72,636
Matador Resources Co.*	7,254	212,397
Miller Energy Resources, Inc.*	228	1,459
Oasis Petroleum, Inc.*	11,043	617,193
Pacific Ethanol, Inc.*	69	1,055
Panhandle Oil and Gas, Inc., Class A	316	17,705
Parsley Energy, Inc., Class A*	2,239	53,893
PBF Energy, Inc., Class A	980	26,117
PDC Energy, Inc.*	125	7,894
PetroQuest Energy, Inc.*	2,421	18,206
Pioneer Natural Resources Co.	2,319	532,929
QEP Resources, Inc.	1,031	35,569
Quicksilver Resources, Inc.*	986	2,633
REX American Resources Corp.*	219	16,055
Rex Energy Corp.*	19,476	344,920
Ring Energy, Inc.*	866	15,112
Rosetta Resources, Inc.*	359	19,691
RSP Permian, Inc.*	294	9,537
Sanchez Energy Corp.*	9,468	355,902
SemGroup Corp., Class A	1,888	148,869
SM Energy Co.	3,960	333,036
Solazyme, Inc.*	3,415	40,229
Synergy Resources Corp.*	23,178	307,108
Targa Resources Corp.	1,669	232,942
Teekay Corp.	931	57,955
TransAtlantic Petroleum Ltd.*	584	6,652
Triangle Petroleum Corp.*	1,942	22,818
Ultra Petroleum Corp.*	2,044	60,686
Vertex Energy, Inc.*	600	5,826
W&T Offshore, Inc.	638	10,444
Western Refining, Inc.	2,363	88,731
World Fuel Services Corp.	717	35,298

		6,175,818

Total Energy		9,408,340

Financials (7.4%)
Banks (1.9%)
Bank of the Ozarks, Inc.	3,527	117,978
BBCN Bancorp, Inc.	12,800	204,160
Cardinal Financial Corp.	114	2,104
CommunityOne Bancorp*	90	873
Eagle Bancorp, Inc.*	755	25,481
First Financial Bankshares, Inc.	1,577	49,471
First Republic Bank/California	6,855	376,956
Home BancShares, Inc./Arkansas	1,934	63,474
Iberiabank Corp.	4,651	321,803
Independent Bank Group, Inc.	5,394	300,284
Investors Bancorp, Inc.	1,948	21,525
ServisFirst Bancshares, Inc.*	13	1,124
Signature Bank/New York*	5,100	643,518
Square 1 Financial, Inc., Class A*	6,320	120,143
SVB Financial Group*	3,830	446,655
Talmer Bancorp, Inc., Class A*	20,500	282,695
Texas Capital Bancshares, Inc.*	2,879	155,322

ViewPoint Financial Group, Inc.	215	$5,786
Western Alliance Bancorp*	18,894	449,677

		3,589,029

Capital Markets (2.4%)
Affiliated Managers Group, Inc.*	1,895	389,233
Artisan Partners Asset Management, Inc., Class A	1,213	68,753
BGC Partners, Inc., Class A	2,175	16,182
Cohen & Steers, Inc.	846	36,699
Diamond Hill Investment Group, Inc.	124	15,837
Eaton Vance Corp.	5,318	200,967
Evercore Partners, Inc., Class A	6,683	385,208
Federated Investors, Inc., Class B	3,049	94,275
Financial Engines, Inc.	2,265	102,559
GAMCO Investors, Inc., Class A	281	23,337
Greenhill & Co., Inc.	1,255	61,809
HFF, Inc., Class A	1,449	53,888
INTL FCStone, Inc.*	134	2,669
Julius Baer Group Ltd.*	8,454	348,532
Ladenburg Thalmann Financial Services, Inc.*	4,541	14,304
Lazard Ltd., Class A	14,887	767,574
Legg Mason, Inc.	1,789	91,794
LPL Financial Holdings, Inc.	3,853	191,648
Manning & Napier, Inc.	11,036	190,481
Marcus & Millichap, Inc.*	343	8,750
Moelis & Co.*	48	1,613
Pzena Investment Management, Inc., Class A	511	5,703
RCS Capital Corp., Class A	185	3,928
SEI Investments Co.	5,493	180,006
Silvercrest Asset Management Group, Inc., Class A	246	4,234
Stifel Financial Corp.*	6,819	322,880
Virtus Investment Partners, Inc.*	2,740	580,195
Waddell & Reed Financial, Inc., Class A	3,758	235,213
Westwood Holdings Group, Inc.	326	19,573
WisdomTree Investments, Inc.*	4,747	58,673

		4,476,517

Consumer Finance (0.2%)
Credit Acceptance Corp.*	319	39,269
Encore Capital Group, Inc.*	785	35,655
First Cash Financial Services, Inc.*	1,289	74,233
Portfolio Recovery Associates, Inc.*	2,217	131,978
SLM Corp.	6,428	53,417
World Acceptance Corp.*	379	28,789

		363,341

Diversified Financial Services (0.2%)
CBOE Holdings, Inc.	3,798	186,899
MarketAxess Holdings, Inc.	1,655	89,469
MSCI, Inc.*	2,302	105,547

		381,915

See Notes to Financial Statements.

1201

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Insurance (0.7%)
American Financial Group, Inc./Ohio	540	$32,162
AmTrust Financial Services, Inc.	968	40,472
Arthur J. Gallagher & Co.	6,560	305,696
Assured Guaranty Ltd.	12,061	295,495
Atlas Financial Holdings, Inc.*	474	7,186
Brown & Brown, Inc.	333	10,226
Crawford & Co., Class B	328	3,306
eHealth, Inc.*	855	32,464
Employers Holdings, Inc.	831	17,601
Erie Indemnity Co., Class A	1,087	81,808
Federated National Holding Co.	472	12,036
HCI Group, Inc.	275	11,165
Heritage Insurance Holdings, Inc.*	355	5,400
Infinity Property & Casualty Corp.	185	12,438
Maiden Holdings Ltd.	288	3,482
National Interstate Corp.	90	2,522
Reinsurance Group of America, Inc.	837	66,039
United Insurance Holdings Corp.	694	11,978
Universal Insurance Holdings, Inc.	1,300	16,861
XL Group plc	9,400	307,662

		1,275,999

Real Estate Investment Trusts (REITs) (1.3%)
Alexander’s, Inc. (REIT)	88	32,513
Apartment Investment & Management Co. (REIT), Class A	3,645	117,624
Aviv REIT, Inc. (REIT)	73	2,056
CareTrust REIT, Inc. (REIT)*	853	16,889
Columbia Property Trust, Inc. (REIT)	855	22,239
CoreSite Realty Corp. (REIT)	955	31,582
Crown Castle International Corp. (REIT)	3,249	241,271
DuPont Fabros Technology, Inc. (REIT)	925	24,938
EastGroup Properties, Inc. (REIT)	1,264	81,187
Empire State Realty Trust, Inc. (REIT), Class A	4,085	67,402
Equity Lifestyle Properties, Inc. (REIT)	2,676	118,172
Extra Space Storage, Inc. (REIT)	5,125	272,906
Federal Realty Investment Trust (REIT)	1,975	238,817
Gaming and Leisure Properties, Inc. (REIT)	644	21,877
Glimcher Realty Trust (REIT)	5,454	59,067
Healthcare Trust of America, Inc. (REIT), Class A	1,319	15,881
National Health Investors, Inc. (REIT)	1,469	91,901
NorthStar Realty Finance Corp. (REIT)	3,510	61,004
Omega Healthcare Investors, Inc. (REIT)	1,843	67,933

Potlatch Corp. (REIT)	1,808	$74,851
PS Business Parks, Inc. (REIT)	433	36,151
QTS Realty Trust, Inc. (REIT), Class A	555	15,890
Rayonier, Inc. (REIT)	676	24,032
Ryman Hospitality Properties, Inc. (REIT)	998	48,054
Sabra Health Care REIT, Inc. (REIT)	1,985	56,989
Saul Centers, Inc. (REIT)	375	18,225
Sovran Self Storage, Inc. (REIT)	1,272	98,262
Strategic Hotels & Resorts, Inc. (REIT)*	8,415	98,540
Sun Communities, Inc. (REIT)	1,816	90,509
Tanger Factory Outlet Centers, Inc. (REIT)	2,527	88,369
Taubman Centers, Inc. (REIT)	2,605	197,485
UMH Properties, Inc. (REIT)	95	953
Universal Health Realty Income Trust (REIT)	356	15,479
Urstadt Biddle Properties, Inc. (REIT), Class A	564	11,776

		2,460,824

Real Estate Management & Development (0.4%)
Altisource Asset Management Corp.*	51	36,876
Altisource Portfolio Solutions S.A.*	646	74,019
CBRE Group, Inc., Class A*	10,395	333,056
Consolidated-Tomoka Land Co.	55	2,524
Forestar Group, Inc.*	180	3,436
Howard Hughes Corp.*	836	131,946
Jones Lang LaSalle, Inc.	530	66,987
Kennedy-Wilson Holdings, Inc.	235	6,303
Realogy Holdings Corp.*	2,810	105,965
St. Joe Co.*	1,618	41,146
Tejon Ranch Co.*	55	1,770

		804,028

Thrifts & Mortgage Finance (0.3%)
BofI Holding, Inc.*	636	46,727
Essent Group Ltd.*	7,381	148,284
Kearny Financial Corp.*	113	1,711
Meridian Interstate Bancorp, Inc.*	396	10,169
MGIC Investment Corp.*	6,258	57,824
Nationstar Mortgage Holdings, Inc.*	862	31,291
Ocwen Financial Corp.*	4,713	174,852
Radian Group, Inc.	1,720	25,473
Stonegate Mortgage Corp.*	107	1,493
Tree.com, Inc.*	122	3,555
United Financial Bancorp, Inc.	426	5,772

		507,151

Total Financials		13,858,804

Health Care (16.6%)
Biotechnology (4.7%)
ACADIA Pharmaceuticals, Inc.*	3,192	72,107
Acceleron Pharma, Inc.*	723	24,560

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Achillion Pharmaceuticals, Inc.*	898	$6,798
Acorda Therapeutics, Inc.*	1,832	61,757
Actinium Pharmaceuticals, Inc.*	867	6,260
Adamas Pharmaceuticals, Inc.*	107	1,956
Aegerion Pharmaceuticals, Inc.*	1,305	41,877
Agenus, Inc.*	2,288	7,367
Agios Pharmaceuticals, Inc.*	593	27,171
Akebia Therapeutics, Inc.*	343	9,532
Alder Biopharmaceuticals, Inc.*	349	7,004
Alkermes plc*	5,450	274,299
Alnylam Pharmaceuticals, Inc.*	4,067	256,912
AMAG Pharmaceuticals, Inc.*	680	14,090
Anacor Pharmaceuticals, Inc.*	531	9,415
Applied Genetic Technologies Corp.*	213	4,920
Arena Pharmaceuticals, Inc.*	9,680	56,725
ARIAD Pharmaceuticals, Inc.*	7,278	46,361
Array BioPharma, Inc.*	4,462	20,347
Arrowhead Research Corp.*	9,103	130,264
Auspex Pharmaceuticals, Inc.*	331	7,371
BioCryst Pharmaceuticals, Inc.*	2,424	30,906
BioSpecifics Technologies Corp.*	162	4,368
BioTime, Inc.*	2,254	6,875
Bluebird Bio, Inc.*	834	32,167
Cara Therapeutics, Inc.*	232	3,949
Celldex Therapeutics, Inc.*	23,342	380,941
Cellular Dynamics International, Inc.*	401	5,843
Cepheid, Inc.*	3,071	147,224
Chimerix, Inc.*	1,181	25,911
Clovis Oncology, Inc.*	1,085	44,930
CTI BioPharma Corp.*	5,794	16,281
Cubist Pharmaceuticals, Inc.*	10,791	753,428
Cytori Therapeutics, Inc.*	1,831	4,376
CytRx Corp.*	681	2,847
Dendreon Corp.*	7,126	16,390
Dicerna Pharmaceuticals, Inc.*	148	3,340
Durata Therapeutics, Inc.*	686	11,683
Dyax Corp.*	5,955	57,168
Eleven Biotherapeutics, Inc.*	203	2,676
Emergent Biosolutions, Inc.*	162	3,639
Enanta Pharmaceuticals, Inc.*	458	19,726
Epizyme, Inc.*	557	17,334
Esperion Therapeutics, Inc.*	235	3,722
Exact Sciences Corp.*	13,675	232,885
Exelixis, Inc.*	8,497	28,805
Five Prime Therapeutics, Inc.*	758	11,787
Flexion Therapeutics, Inc.*	201	2,710
Foundation Medicine, Inc.*	611	16,473
Galectin Therapeutics, Inc.*	799	11,034
Galena Biopharma, Inc.*	5,222	15,979
Genocea Biosciences, Inc.*	176	3,300
Genomic Health, Inc.*	754	20,660
Halozyme Therapeutics, Inc.*	4,538	44,835
Heron Therapeutics, Inc.*	8,207	101,110
Hyperion Therapeutics, Inc.*	475	12,398
Idenix Pharmaceuticals, Inc.*	4,261	102,690
Idera Pharmaceuticals, Inc.*	2,338	6,780
ImmunoGen, Inc.*	3,758	44,532
Immunomedics, Inc.*	3,406	12,432
Incyte Corp.*	9,272	523,312

Infinity Pharmaceuticals, Inc.*	2,163	$27,557
Inovio Pharmaceuticals, Inc.*	2,339	25,285
Insmed, Inc.*	1,726	34,486
Insys Therapeutics, Inc.*	430	13,429
Intercept Pharmaceuticals, Inc.*	670	158,542
InterMune, Inc.*	3,904	172,362
Intrexon Corp.*	1,559	39,178
Ironwood Pharmaceuticals, Inc.*	5,252	80,513
Isis Pharmaceuticals, Inc.*	7,032	242,252
Karyopharm Therapeutics, Inc.*	8,045	374,495
Keryx Biopharmaceuticals, Inc.*	4,045	62,212
Kindred Biosciences, Inc.*	471	8,779
KYTHERA Biopharmaceuticals, Inc.*	766	29,391
Lexicon Pharmaceuticals, Inc.*	8,881	14,298
Ligand Pharmaceuticals, Inc.*	912	56,808
MacroGenics, Inc.*	875	19,014
MannKind Corp.*	10,017	110,087
Medivation, Inc.*	3,375	260,145
Merrimack Pharmaceuticals, Inc.*	4,065	29,634
MiMedx Group, Inc.*	4,077	28,906
Mirati Therapeutics, Inc.*	312	6,240
Momenta Pharmaceuticals, Inc.*	2,103	25,404
Myriad Genetics, Inc.*	2,886	112,323
NanoViricides, Inc.*	1,935	8,185
Navidea Biopharmaceuticals, Inc.*	5,280	7,814
NeoStem, Inc.*	539	3,514
Neuralstem, Inc.*	2,990	12,618
Neurocrine Biosciences, Inc.*	3,340	49,566
NewLink Genetics Corp.*	885	23,497
Northwest Biotherapeutics, Inc.*	1,578	10,588
Novavax, Inc.*	9,176	42,393
NPS Pharmaceuticals, Inc.*	16,385	541,524
Ohr Pharmaceutical, Inc.*	928	8,825
OncoMed Pharmaceuticals, Inc.*	547	12,745
Oncothyreon, Inc.*	3,094	10,025
Ophthotech Corp.*	611	25,851
OPKO Health, Inc.*	8,681	76,740
Orexigen Therapeutics, Inc.*	5,176	31,988
Organovo Holdings, Inc.*	2,749	22,954
Osiris Therapeutics, Inc.*	744	11,621
PDL BioPharma, Inc.	7,158	69,289
Peregrine Pharmaceuticals, Inc.*	7,190	13,517
Pharmacyclics, Inc.*	4,739	425,136
Portola Pharmaceuticals, Inc.*	1,636	47,738
Progenics Pharmaceuticals, Inc.*	697	3,004
Prothena Corp. plc*	249	5,615
PTC Therapeutics, Inc.*	848	22,167
Puma Biotechnology, Inc.*	1,390	91,740
Raptor Pharmaceutical Corp.*	2,759	31,866
Receptos, Inc.*	676	28,798
Regado Biosciences, Inc.*	670	4,549
Regeneron Pharmaceuticals, Inc.*	932	263,262
Regulus Therapeutics, Inc.*	585	4,703
Repligen Corp.*	1,424	32,453
Retrophin, Inc.*	931	10,930
Sangamo BioSciences, Inc.*	2,959	45,184
Sarepta Therapeutics, Inc.*	1,793	53,413
Seattle Genetics, Inc.*	4,451	170,251
Spectrum Pharmaceuticals, Inc.*	675	5,488

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Stemline Therapeutics, Inc.*	524	$7,687
Sunesis Pharmaceuticals, Inc.*	2,169	14,142
Synageva BioPharma Corp.*	2,390	250,472
Synergy Pharmaceuticals, Inc.*	4,131	16,813
Synta Pharmaceuticals Corp.*	2,537	10,376
TESARO, Inc.*	5,205	161,928
TG Therapeutics, Inc.*	1,019	9,568
Threshold Pharmaceuticals, Inc.*	2,126	8,419
Ultragenyx Pharmaceutical, Inc.*	292	13,108
United Therapeutics Corp.*	2,107	186,448
Vanda Pharmaceuticals, Inc.*	1,477	23,898
Verastem, Inc.*	119	1,078
Versartis, Inc.*	307	8,608
Vital Therapies, Inc.*	228	6,211
Xencor, Inc.*	609	7,077
XOMA Corp.*	3,019	13,857
ZIOPHARM Oncology, Inc.*	3,543	14,278

		8,789,398

Health Care Equipment & Supplies (4.1%)
Abaxis, Inc.	981	43,468
ABIOMED, Inc.*	1,751	44,020
Accuray, Inc.*	3,436	30,237
Align Technology, Inc.*	9,110	510,524
Anika Therapeutics, Inc.*	631	29,234
Antares Pharma, Inc.*	5,302	14,156
AtriCure, Inc.*	895	16,450
Atrion Corp.	68	22,168
Cantel Medical Corp.	1,484	54,344
Cardiovascular Systems, Inc.*	1,216	37,891
Cerus Corp.*	3,099	12,861
Cooper Cos., Inc.	1,569	212,647
Cyberonics, Inc.*	1,186	74,078
Cynosure, Inc., Class A*	349	7,416
DexCom, Inc.*	26,727	1,059,993
Endologix, Inc.*	2,842	43,227
GenMark Diagnostics, Inc.*	1,846	24,976
Globus Medical, Inc., Class A*	2,906	69,512
Greatbatch, Inc.*	8,070	395,914
Haemonetics Corp.*	199	7,021
HeartWare International, Inc.*	11,395	1,008,458
Hill-Rom Holdings, Inc.	162	6,725
Hologic, Inc.*	3,445	87,331
IDEXX Laboratories, Inc.*	2,266	302,670
Inogen, Inc.*	247	5,572
Insulet Corp.*	19,125	758,689
Integra LifeSciences Holdings Corp.*	451	21,224
K2M Group Holdings, Inc.*	390	5,803
LDR Holding Corp.*	732	18,307
Masimo Corp.*	2,127	50,197
Meridian Bioscience, Inc.	1,837	37,916
Natus Medical, Inc.*	1,407	35,372
Neogen Corp.*	7,379	298,628
NuVasive, Inc.*	1,711	60,860
NxStage Medical, Inc.*	2,697	38,756
OraSure Technologies, Inc.*	137	1,180
Oxford Immunotec Global plc*	572	9,627
Quidel Corp.*	1,255	27,748
ResMed, Inc.	6,196	313,703
Rockwell Medical, Inc.*	203	2,434
Sirona Dental Systems, Inc.*	6,266	516,694

Spectranetics Corp.*	14,622	$334,551
STAAR Surgical Co.*	1,684	28,291
STERIS Corp.	2,598	138,941
SurModics, Inc.*	102	2,185
Tandem Diabetes Care, Inc.*	10,478	170,372
Thoratec Corp.*	7,471	260,439
TriVascular Technologies, Inc.*	329	5,123
Unilife Corp.*	3,751	11,103
Utah Medical Products, Inc.	172	8,848
Vascular Solutions, Inc.*	771	17,108
Veracyte, Inc.*	284	4,862
Volcano Corp.*	9,170	161,484
West Pharmaceutical Services, Inc.	3,106	131,011
Wright Medical Group, Inc.*	1,041	32,687
Zeltiq Aesthetics, Inc.*	1,274	19,352

		7,644,388

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	11,735	533,942
Addus HomeCare Corp.*	18	405
Adeptus Health, Inc., Class A*	4,300	109,091
Air Methods Corp.*	1,728	89,251
Alliance HealthCare Services, Inc.*	56	1,512
Amsurg Corp.*	314	14,309
Bio-Reference Labs, Inc.*	1,022	30,885
BioTelemetry, Inc.*	664	4,761
Brookdale Senior Living, Inc.*	5,540	184,704
Capital Senior Living Corp.*	1,292	30,801
Centene Corp.*	2,542	192,201
Chemed Corp.	781	73,195
Chindex International, Inc.*	549	13,006
CorVel Corp.*	505	22,816
Emeritus Corp.*	1,664	52,666
Ensign Group, Inc.	820	25,486
Envision Healthcare Holdings, Inc.*	24,384	875,629
ExamWorks Group, Inc.*	1,534	48,674
Gentiva Health Services, Inc.*	1,393	20,979
HealthSouth Corp.	2,972	106,606
Healthways, Inc.*	736	12,909
IPC The Hospitalist Co., Inc.*	444	19,634
Landauer, Inc.	428	17,976
MEDNAX, Inc.*	8,736	507,998
Molina Healthcare, Inc.*	1,340	59,804
MWI Veterinary Supply, Inc.*	2,290	325,157
National Research Corp., Class A*	342	4,785
National Research Corp., Class B*	42	1,640
Patterson Cos., Inc.	350	13,828
Premier, Inc., Class A*	9,792	283,968
Providence Service Corp.*	499	18,258
RadNet, Inc.*	1,318	8,738
Select Medical Holdings Corp.	3,254	50,762
Skilled Healthcare Group, Inc., Class A*	490	3,082
Surgical Care Affiliates, Inc.*	534	15,529
Team Health Holdings, Inc.*	10,516	525,169
Tenet Healthcare Corp.*	4,316	202,593
U.S. Physical Therapy, Inc.	567	19,386

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Universal Health Services, Inc., Class B	873	$83,598

		4,605,733

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc.*	2,945	47,267
athenahealth, Inc.*	1,668	208,717
Castlight Health, Inc., Class B*	467	7,098
Computer Programs & Systems, Inc.	498	31,673
HealthStream, Inc.*	8,144	197,899
HMS Holdings Corp.*	20,697	422,426
MedAssets, Inc.*	2,533	57,854
Medidata Solutions, Inc.*	2,386	102,145
Merge Healthcare, Inc.*	2,935	6,662
Omnicell, Inc.*	1,612	46,281
Quality Systems, Inc.	2,227	35,743
Veeva Systems, Inc., Class A*	1,667	42,425
Vocera Communications, Inc.*	1,015	13,398

		1,219,588

Life Sciences Tools & Services (1.4%)
Accelerate Diagnostics, Inc.*	994	25,844
Affymetrix, Inc.*	768	6,843
Bruker Corp.*	4,856	117,855
Cambrex Corp.*	1,356	28,069
Charles River Laboratories International, Inc.*	1,017	54,430
Covance, Inc.*	6,217	532,051
Enzo Biochem, Inc.*	1,631	8,563
Fluidigm Corp.*	7,132	209,681
Furiex Pharmaceuticals, Inc.*	311	33,022
ICON plc*	5,468	257,597
Luminex Corp.*	1,632	27,989
Mettler-Toledo International, Inc.*	1,291	326,855
NanoString Technologies, Inc.*	448	6,697
Pacific Biosciences of California, Inc.*	2,501	15,456
PAREXEL International Corp.*	10,937	577,911
PerkinElmer, Inc.	946	44,311
Quintiles Transnational Holdings, Inc.*	5,876	313,132
Sequenom, Inc.*	5,233	20,252
Techne Corp.	798	73,871

		2,680,429

Pharmaceuticals (3.2%)
AcelRx Pharmaceuticals, Inc.*	1,140	11,685
Achaogen, Inc.*	317	4,425
Actavis plc*	1,515	337,921
Aerie Pharmaceuticals, Inc.*	474	11,741
Akorn, Inc.*	18,178	604,419
Alimera Sciences, Inc.*	1,163	6,955
Ampio Pharmaceuticals, Inc.*	1,832	15,297
ANI Pharmaceuticals, Inc.*	298	10,263
Aratana Therapeutics, Inc.*	19,292	301,148
Auxilium Pharmaceuticals, Inc.*	2,238	44,894
AVANIR Pharmaceuticals, Inc., Class A*	7,000	39,480

BioDelivery Sciences International, Inc.*	1,847	$22,293
Bio-Path Holdings, Inc.*	3,236	9,870
Cempra, Inc.*	1,043	11,191
Corcept Therapeutics, Inc.*	2,389	6,689
Corium International, Inc.*	11,125	86,441
Depomed, Inc.*	2,543	35,348
Egalet Corp.*	154	2,021
Endocyte, Inc.*	1,693	11,157
Forest Laboratories, Inc.*	3,411	337,689
GW Pharmaceuticals plc (ADR)*	731	78,429
Horizon Pharma, Inc.*	2,866	45,340
Impax Laboratories, Inc.*	10,128	303,739
Intra-Cellular Therapies, Inc.*	761	12,831
Jazz Pharmaceuticals plc*	5,202	764,746
Lannett Co., Inc.*	1,134	56,269
Mallinckrodt plc*	1,202	96,184
Medicines Co.*	2,617	76,050
Nektar Therapeutics*	3,181	40,781
Omeros Corp.*	1,391	24,203
Ono Pharmaceutical Co., Ltd.	5,007	440,871
Pacira Pharmaceuticals, Inc.*	1,575	144,680
Pain Therapeutics, Inc.*	1,643	9,447
Pernix Therapeutics Holdings, Inc.*	1,454	13,057
Phibro Animal Health Corp., Class A*	7,453	163,593
Pozen, Inc.*	1,154	9,613
Prestige Brands Holdings, Inc.*	2,284	77,405
Questcor Pharmaceuticals, Inc.	2,690	248,798
Relypsa, Inc.*	747	18,167
Repros Therapeutics, Inc.*	1,028	17,784
Revance Therapeutics, Inc.*	2,197	74,698
Sagent Pharmaceuticals, Inc.*	18,246	471,842
Salix Pharmaceuticals Ltd.*	5,972	736,646
SciClone Pharmaceuticals, Inc.*	1,375	7,233
Sucampo Pharmaceuticals, Inc., Class A*	776	5,354
Supernus Pharmaceuticals, Inc.*	1,314	14,388
Tetraphase Pharmaceuticals, Inc.*	971	13,099
TherapeuticsMD, Inc.*	4,414	19,510
Theravance Biopharma, Inc.*	981	31,274
Theravance, Inc.*	3,428	102,086
VIVUS, Inc.*	4,020	21,386
XenoPort, Inc.*	391	1,889
Zogenix, Inc.*	5,422	10,898

		6,063,217

Total Health Care		31,002,753

Industrials (18.3%)
Aerospace & Defense (2.0%)
Aerovironment, Inc.*	455	14,469
American Science & Engineering, Inc.	57	3,967
Astronics Corp.*	7,498	423,262
Cubic Corp.	66	2,938
Curtiss-Wright Corp.	546	35,796
DigitalGlobe, Inc.*	29,757	827,244
Ducommun, Inc.*	189	4,938
GenCorp, Inc.*	2,644	50,500

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

HEICO Corp.	2,933	$152,340
Hexcel Corp.*	17,843	729,779
Huntington Ingalls Industries, Inc.	1,832	173,289
KEYW Holding Corp.*	20,167	253,499
Moog, Inc., Class A*	145	10,569
SIFCO Industries, Inc.	29	905
Sparton Corp.*	447	12,400
Spirit AeroSystems Holdings, Inc., Class A*	4,957	167,051
Taser International, Inc.*	2,400	31,920
Teledyne Technologies, Inc.*	382	37,119
Textron, Inc.	9,626	368,579
TransDigm Group, Inc.	2,364	395,403
Triumph Group, Inc.	551	38,471

		3,734,438

Air Freight & Logistics (0.6%)
Echo Global Logistics, Inc.*	8,595	164,766
Expeditors International of Washington, Inc.	8,183	361,361
Forward Air Corp.	1,382	66,129
Hub Group, Inc., Class A*	8,654	436,162
Park-Ohio Holdings Corp.	383	22,256
XPO Logistics, Inc.*	469	13,423

		1,064,097

Airlines (0.9%)
Alaska Air Group, Inc.	2,773	263,574
Allegiant Travel Co.	3,593	423,148
Copa Holdings S.A., Class A	1,156	164,811
Hawaiian Holdings, Inc.*	1,966	26,954
JetBlue Airways Corp.*	1,504	16,318
Spirit Airlines, Inc.*	12,172	769,757

		1,664,562

Building Products (0.9%)
A.O. Smith Corp.	1,501	74,420
AAON, Inc.	1,231	41,263
Allegion plc	4,257	241,287
American Woodmark Corp.*	543	17,305
Apogee Enterprises, Inc.	754	26,285
Armstrong World Industries, Inc.*	8,922	512,391
Builders FirstSource, Inc.*	1,977	14,788
Continental Building Products, Inc.*	511	7,869
Fortune Brands Home & Security, Inc.	3,069	122,545
Griffon Corp.	349	4,328
Insteel Industries, Inc.	701	13,775
Lennox International, Inc.	2,174	194,725
Masonite International Corp.*	175	9,846
NCI Building Systems, Inc.*	1,238	24,054
Norcraft Cos., Inc.*	336	4,808
Nortek, Inc.*	404	36,263
Owens Corning, Inc.	5,715	221,056
Patrick Industries, Inc.*	358	16,679
PGT, Inc.*	2,068	17,516
Ply Gem Holdings, Inc.*	779	7,868
Quanex Building Products Corp.	117	2,091
Simpson Manufacturing Co., Inc.	112	4,072

Trex Co., Inc.*	1,481	$42,682
USG Corp.*	4,103	123,623

		1,781,539

Commercial Services & Supplies (2.0%)
ARC Document Solutions, Inc.*	1,788	10,478
Casella Waste Systems, Inc., Class A*	1,550	7,765
Cenveo, Inc.*	976	3,621
Cintas Corp.	3,541	224,995
Clean Harbors, Inc.*	8,973	576,515
Copart, Inc.*	4,968	178,649
Covanta Holding Corp.	1,979	40,787
Deluxe Corp.	1,142	66,898
Healthcare Services Group, Inc.	3,108	91,500
Heritage-Crystal Clean, Inc.*	359	7,047
Herman Miller, Inc.	2,609	78,896
HNI Corp.	1,840	71,962
InnerWorkings, Inc.*	128	1,088
Interface, Inc.	24,324	458,264
Iron Mountain, Inc.	6,751	239,323
KAR Auction Services, Inc.	2,484	79,165
Knoll, Inc.	2,136	37,017
Mobile Mini, Inc.	8,700	416,643
MSA Safety, Inc.	1,299	74,667
Multi-Color Corp.	269	10,763
Performant Financial Corp.*	1,211	12,231
Pitney Bowes, Inc.	4,093	113,049
Quest Resource Holding Corp.*	690	3,595
R.R. Donnelley & Sons Co.	919	15,586
Rollins, Inc.	2,806	84,180
SP Plus Corp.*	634	13,561
Steelcase, Inc., Class A	3,636	55,013
Team, Inc.*	904	37,082
Tetra Tech, Inc.	193	5,308
U.S. Ecology, Inc.	9,754	477,458
Waste Connections, Inc.	3,332	161,769
West Corp.	902	24,174

		3,679,049

Construction & Engineering (0.6%)
AECOM Technology Corp.*	10,716	345,055
Aegion Corp.*	157	3,653
Argan, Inc.	213	7,943
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,345	296,329
Comfort Systems USA, Inc.	322	5,088
Dycom Industries, Inc.*	1,333	41,736
Foster Wheeler AG	4,378	149,159
Furmanite Corp.*	1,650	19,206
Great Lakes Dredge & Dock Corp.*	150	1,199
MasTec, Inc.*	2,734	84,262
Primoris Services Corp.	1,673	48,249
Quanta Services, Inc.*	2,290	79,188
Sterling Construction Co., Inc.*	32	300

		1,081,367

Electrical Equipment (1.0%)
Acuity Brands, Inc.	4,934	682,125
AMETEK, Inc.	8,220	429,742

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

AZZ, Inc.	1,128	$51,978
Capstone Turbine Corp.*(b)	14,606	22,055
Encore Wire Corp.	683	33,494
EnerSys, Inc.	494	33,982
Enphase Energy, Inc.*	821	7,020
Franklin Electric Co., Inc.	1,929	77,797
FuelCell Energy, Inc.*	9,697	23,273
Generac Holdings, Inc.*	3,023	147,341
Hubbell, Inc., Class B	423	52,092
Polypore International, Inc.*	1,991	95,030
Power Solutions International, Inc.*	200	14,394
Preformed Line Products Co.	9	484
Revolution Lighting Technologies, Inc.*	1,230	2,829
SolarCity Corp.*	1,873	132,234
Thermon Group Holdings, Inc.*	1,405	36,980
Vicor Corp.*	123	1,031

		1,843,881

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	5,725	495,900
Raven Industries, Inc.	1,608	53,289

		549,189

Machinery (4.9%)
Accuride Corp.*	1,455	7,115
Actuant Corp., Class A	8,809	304,527
Albany International Corp., Class A	155	5,884
Allison Transmission Holdings, Inc.	5,961	185,387
Altra Industrial Motion Corp.	12,349	449,380
American Railcar Industries, Inc.	393	26,634
ARC Group Worldwide, Inc.*	131	1,991
Blount International, Inc.*	2,187	30,859
Chart Industries, Inc.*	5,361	443,569
CIRCOR International, Inc.	699	53,914
CLARCOR, Inc.	2,097	129,699
Colfax Corp.*	4,210	313,813
Columbus McKinnon Corp.	91	2,462
Commercial Vehicle Group, Inc.*	1,147	11,516
Crane Co.	793	58,968
Donaldson Co., Inc.	5,763	243,890
Douglas Dynamics, Inc.	909	16,017
Dynamic Materials Corp.	53	1,173
Energy Recovery, Inc.*	509	2,504
EnPro Industries, Inc.*	1,003	73,379
ExOne Co.*	439	17,393
Global Brass & Copper Holdings, Inc.	859	14,517
Gorman-Rupp Co.	824	29,145
Graco, Inc.	2,682	209,411
Graham Corp.	447	15,560
Greenbrier Cos., Inc.*	1,223	70,445
Harsco Corp.	3,571	95,096
Hyster-Yale Materials Handling, Inc.	451	39,932
IDEX Corp.	10,682	862,465
ITT Corp.	894	43,001
John Bean Technologies Corp.	1,286	39,853
Kadant, Inc.	65	2,499

Lincoln Electric Holdings, Inc.	8,598	$600,828
Lindsay Corp.	482	40,715
Lydall, Inc.*	644	17,626
Manitex International, Inc.*	611	9,923
Manitowoc Co., Inc.	19,310	634,527
Meritor, Inc.*	2,248	29,314
Middleby Corp.*	8,831	730,500
Miller Industries, Inc.	51	1,050
Mueller Industries, Inc.	1,638	48,174
Mueller Water Products, Inc., Class A	6,979	60,299
Navistar International Corp.*	391	14,655
NN, Inc.	704	18,008
Nordson Corp.	2,839	227,659
Omega Flex, Inc.	126	2,472
Pall Corp.	3,451	294,681
Proto Labs, Inc.*	5,007	410,173
RBC Bearings, Inc.	1,024	65,587
Rexnord Corp.*	3,299	92,867
Snap-on, Inc.	364	43,141
Standex International Corp.	402	29,941
Sun Hydraulics Corp.	969	39,341
Tennant Co.	810	61,819
Timken Co.	237	16,078
Toro Co.	2,495	158,682
TriMas Corp.*	1,757	66,994
Trinity Industries, Inc.	5,242	229,180
Twin Disc, Inc.	253	8,362
Valmont Industries, Inc.	3,300	501,435
Wabash National Corp.*	3,017	42,992
WABCO Holdings, Inc.*	2,500	267,050
Wabtec Corp.	4,261	351,916
Watts Water Technologies, Inc., Class A	73	4,506
Woodward, Inc.	1,940	97,349
Xerium Technologies, Inc.*	478	6,673
Xylem, Inc.	5,876	229,634

		9,256,149

Marine (0.5%)
Kirby Corp.*	7,340	859,807
Matson, Inc.	675	18,117

		877,924

Professional Services (2.2%)
Advisory Board Co.*	10,239	530,380
Barrett Business Services, Inc.	315	14,805
Corporate Executive Board Co.	1,496	102,057
Corporate Resource Services, Inc.*	751	2,238
Dun & Bradstreet Corp.	589	64,908
Equifax, Inc.	2,888	209,496
Exponent, Inc.	3,150	233,447
Franklin Covey Co.*	284	5,717
GP Strategies Corp.*	452	11,698
Hill International, Inc.*	817	5,090
Huron Consulting Group, Inc.*	2,387	169,047
IHS, Inc., Class A*	4,457	604,681
Insperity, Inc.	990	32,670
Kforce, Inc.	1,208	26,153
Korn/Ferry International*	1,112	32,659
Manpowergroup, Inc.	4,811	408,213

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Mistras Group, Inc.*	714	$17,507
Nielsen N.V.	6,556	317,376
On Assignment, Inc.*	2,387	84,906
Paylocity Holding Corp.*	4,711	101,899
Robert Half International, Inc.	17,909	854,976
RPX Corp.*	292	5,183
TriNet Group, Inc.*	205	4,934
TrueBlue, Inc.*	1,814	50,012
WageWorks, Inc.*	5,976	288,103

		4,178,155

Road & Rail (1.1%)
Amerco, Inc.	179	52,046
ArcBest Corp.	1,053	45,816
Avis Budget Group, Inc.*	4,642	277,081
Celadon Group, Inc.	87	1,855
Genesee & Wyoming, Inc., Class A*	5,993	629,265
Heartland Express, Inc.	2,399	51,195
Knight Transportation, Inc.	2,625	62,396
Landstar System, Inc.	5,565	356,160
Marten Transport Ltd.	438	9,789
Old Dominion Freight Line, Inc.*	2,784	177,285
P.A.M. Transportation Services, Inc.*	38	1,063
Quality Distribution, Inc.*	312	4,636
Roadrunner Transportation Systems, Inc.*	462	12,982
Saia, Inc.*	1,080	47,444
Swift Transportation Co.*	13,664	344,743
Universal Truckload Services, Inc.	183	4,641
Werner Enterprises, Inc.	418	11,081
YRC Worldwide, Inc.*	234	6,578

		2,096,056

Trading Companies & Distributors (1.3%)
Aceto Corp.	175	3,174
Air Lease Corp.	291	11,227
Aircastle Ltd.	852	15,140
Applied Industrial Technologies, Inc.	676	34,293
Beacon Roofing Supply, Inc.*	482	15,964
DXP Enterprises, Inc.*	565	42,680
General Finance Corp.*	490	4,655
H&E Equipment Services, Inc.*	1,381	50,186
HD Supply Holdings, Inc.*	21,413	607,915
Kaman Corp.	629	26,877
MRC Global, Inc.*	2,062	58,334
MSC Industrial Direct Co., Inc., Class A	5,475	523,629
NOW, Inc.*	423	15,317
Rush Enterprises, Inc., Class A*	1,256	43,545
Stock Building Supply Holdings, Inc.*	645	12,726
TAL International Group, Inc.*	532	23,600
Textainer Group Holdings Ltd.	249	9,616
Titan Machinery, Inc.*	117	1,926
United Rentals, Inc.*	4,596	481,339
Watsco, Inc.	1,142	117,352
WESCO International, Inc.*	3,318	286,609

		2,386,104

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	347	$6,926

Total Industrials		34,199,436

Information Technology (22.7%)
Communications Equipment (2.2%)
ADTRAN, Inc.	1,295	29,215
Alliance Fiber Optic Products, Inc.	574	10,389
Applied Optoelectronics, Inc.*	653	15,150
ARRIS Group, Inc.*	5,540	180,216
Aruba Networks, Inc.*	4,711	82,537
CalAmp Corp.*	1,574	34,093
Ciena Corp.*	4,646	100,632
Clearfield, Inc.*	502	8,429
CommScope Holding Co., Inc.*	2,778	64,255
EchoStar Corp., Class A*	469	24,829
Extreme Networks, Inc.*	2,835	12,587
F5 Networks, Inc.*	7,093	790,444
Finisar Corp.*	4,007	79,138
Harmonic, Inc.*	573	4,275
Infinera Corp.*	4,588	42,210
InterDigital, Inc.	1,783	85,227
Ixia*	36,112	412,760
KVH Industries, Inc.*	588	7,662
Numerex Corp., Class A*	535	6,147
Palo Alto Networks, Inc.*	10,004	838,835
ParkerVision, Inc.*	4,154	6,148
Plantronics, Inc.	1,661	79,811
Polycom, Inc.*	2,783	34,871
Procera Networks, Inc.*	201	2,028
Riverbed Technology, Inc.*	7,069	145,834
Ruckus Wireless, Inc.*	2,866	34,134
ShoreTel, Inc.*	16,836	109,771
Sonus Networks, Inc.*	11,049	39,666
Tessco Technologies, Inc.	14	444
Ubiquiti Networks, Inc.*	7,569	342,043
ViaSat, Inc.*	7,772	450,465

		4,074,245

Electronic Equipment, Instruments & Components (2.5%)
Aeroflex Holding Corp.*	855	8,977
Anixter International, Inc.	543	54,338
Avnet, Inc.	1,247	55,255
Badger Meter, Inc.	652	34,328
Belden, Inc.	1,917	149,833
CDW Corp.	3,826	121,973
Cognex Corp.*	25,349	973,402
Coherent, Inc.*	5,384	356,259
Control4 Corp.*	513	10,034
CUI Global, Inc.*	590	4,956
Daktronics, Inc.	1,155	13,768
DTS, Inc.*	229	4,216
Electro Rent Corp.	102	1,706
FARO Technologies, Inc.*	9,005	442,326
FEI Co.	1,863	169,030
FLIR Systems, Inc.	4,387	152,360
InvenSense, Inc.*	3,138	71,201
IPG Photonics Corp.*	1,469	101,067
Littelfuse, Inc.	855	79,472
Maxwell Technologies, Inc.*	1,320	19,972

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Measurement Specialties, Inc.*	704	$60,593
Mesa Laboratories, Inc.	129	10,831
Methode Electronics, Inc.	10,462	399,753
MTS Systems Corp.	675	45,738
National Instruments Corp.	4,404	142,646
Newport Corp.*	1,564	28,934
OSI Systems, Inc.*	203	13,550
Plexus Corp.*	518	22,424
RealD, Inc.*	1,754	22,381
Rogers Corp.*	228	15,128
Speed Commerce, Inc.*	1,660	6,208
SYNNEX Corp.*	137	9,980
Trimble Navigation Ltd.*	11,506	425,147
Universal Display Corp.*	1,791	57,491
Zebra Technologies Corp., Class A*	5,943	489,228

		4,574,505

Internet Software & Services (4.3%)
Aerohive Networks, Inc.*	220	1,808
Akamai Technologies, Inc.*	7,038	429,740
Amber Road, Inc.*	359	5,791
Angie’s List, Inc.*	1,928	23,020
Bankrate, Inc.*	267	4,683
Bazaarvoice, Inc.*	59,361	468,358
Benefitfocus, Inc.*	2,813	130,017
Borderfree, Inc.*	11,631	192,726
Brightcove, Inc.*	1,400	14,756
Carbonite, Inc.*	787	9,420
Care.com, Inc.*	289	3,659
ChannelAdvisor Corp.*	911	24,014
comScore, Inc.*	1,532	54,355
Constant Contact, Inc.*	1,385	44,472
Conversant, Inc.*	2,949	74,905
Cornerstone OnDemand, Inc.*	2,345	107,917
CoStar Group, Inc.*	6,286	994,257
Cvent, Inc.*	17,713	515,271
Dealertrack Technologies, Inc.*	1,979	89,728
Demandware, Inc.*	9,584	664,842
Dice Holdings, Inc.*	532	4,049
E2open, Inc.*	1,023	21,145
Endurance International Group Holdings, Inc.*	1,323	20,229
Envestnet, Inc.*	1,511	73,918
Everyday Health, Inc.*	297	5,489
Five9, Inc.*	478	3,442
Global Eagle Entertainment, Inc.*	16,341	202,628
Gogo, Inc.*	2,455	48,020
GrubHub, Inc.*	390	13,810
GTT Communications, Inc.*	607	6,198
IAC/InterActiveCorp	1,354	93,737
j2 Global, Inc.	2,098	106,704
LivePerson, Inc.*	2,393	24,289
LogMeIn, Inc.*	1,073	50,023
Marchex, Inc., Class B	1,443	17,345
Marin Software, Inc.*	1,177	13,853
Marketo, Inc.*	1,132	32,919
Move, Inc.*	1,734	25,646
NIC, Inc.	2,855	45,252
OpenTable, Inc.*	1,041	107,848
OPOWER, Inc.*	307	5,787

Pandora Media, Inc.*	21,287	$627,967
Perficient, Inc.*	982	19,120
Q2 Holdings, Inc.*	15,097	215,283
Rackspace Hosting, Inc.*	5,171	174,056
Reis, Inc.	42	885
Rocket Fuel, Inc.*	805	25,027
SciQuest, Inc.*	1,207	21,352
Shutterstock, Inc.*	4,630	384,197
SPS Commerce, Inc.*	726	45,876
Stamps.com, Inc.*	574	19,338
Textura Corp.*	819	19,361
Travelzoo, Inc.*	304	5,882
TrueCar, Inc.*	341	5,040
Trulia, Inc.*	1,516	71,828
Unwired Planet, Inc.*	2,632	5,869
Vistaprint N.V.*	1,483	60,002
Web.com Group, Inc.*	2,282	65,881
WebMD Health Corp.*	1,706	82,400
Wix.com Ltd.*	612	12,142
XO Group, Inc.*	1,183	14,456
Xoom Corp.*	1,360	35,850
Yelp, Inc.*	10,703	820,706
Zillow, Inc., Class A*	3,742	534,844
Zix Corp.*	2,764	9,453

		8,052,885

IT Services (2.0%)
Acxiom Corp.*	5,641	122,353
Blackhawk Network Holdings, Inc.*	2,311	65,216
Booz Allen Hamilton Holding Corp.	3,058	64,952
Broadridge Financial Solutions, Inc.	5,332	222,024
Cardtronics, Inc.*	1,960	66,797
Cass Information Systems, Inc.	509	25,185
CIBER, Inc.*	25,011	123,554
CSG Systems International, Inc.	631	16,475
DST Systems, Inc.	1,091	100,557
EPAM Systems, Inc.*	1,567	68,556
Euronet Worldwide, Inc.*	2,242	108,154
EVERTEC, Inc.	6,899	167,232
ExlService Holdings, Inc.*	619	18,230
Forrester Research, Inc.	504	19,092
Gartner, Inc.*	3,988	281,234
Genpact Ltd.*	772	13,533
Global Payments, Inc.	3,176	231,372
Hackett Group, Inc.	247	1,475
Heartland Payment Systems, Inc.	1,582	65,194
Higher One Holdings, Inc.*	533	2,031
iGATE Corp.*	1,617	58,843
Information Services Group, Inc.*	1,406	6,763
Jack Henry & Associates, Inc.	3,740	222,268
Lionbridge Technologies, Inc.*	2,809	16,685
Luxoft Holding, Inc.*	348	12,549
MAXIMUS, Inc.	2,991	128,673
NeuStar, Inc., Class A*	1,953	50,817
Sabre Corp.*	1,996	40,020
Sapient Corp.*	30,048	488,280
Science Applications International Corp.	1,850	81,696
Sykes Enterprises, Inc.*	150	3,260

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Syntel, Inc.*	685	$58,883
TeleTech Holdings, Inc.*	398	11,538
Total System Services, Inc.	5,728	179,916
Unisys Corp.*	1,350	33,399
Vantiv, Inc., Class A*	5,511	185,280
VeriFone Systems, Inc.*	4,912	180,516
Virtusa Corp.*	1,144	40,955
WEX, Inc.*	1,710	179,499

		3,763,056

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Energy Industries, Inc.*	1,658	31,916
Advanced Micro Devices, Inc.*	27,274	114,278
Ambarella, Inc.*	1,267	39,505
Amkor Technology, Inc.*	1,906	21,309
Applied Micro Circuits Corp.*	3,436	37,143
Atmel Corp.*	18,569	173,992
Brooks Automation, Inc.	214	2,305
Cabot Microelectronics Corp.*	892	39,828
Cavium, Inc.*	15,313	760,444
Cirrus Logic, Inc.*	818	18,601
Cree, Inc.*	2,950	147,352
Cypress Semiconductor Corp.*	6,989	76,250
Diodes, Inc.*	1,095	31,711
Entegris, Inc.*	3,376	46,403
Entropic Communications, Inc.*	301	1,002
Exar Corp.*	273	3,085
First Solar, Inc.*	3,223	229,026
Freescale Semiconductor Ltd.*	4,261	100,133
GT Advanced Technologies, Inc.*	6,003	111,656
Hittite Microwave Corp.	1,390	108,351
Inphi Corp.*	1,385	20,332
Integrated Device Technology, Inc.*	4,311	66,648
Intersil Corp., Class A	62,330	931,834
Lattice Semiconductor Corp.*	67,219	554,557
MA-COM Technology Solutions Holdings, Inc.*	537	12,072
MaxLinear, Inc., Class A*	1,243	12,517
Micrel, Inc.	1,982	22,357
Microsemi Corp.*	2,843	76,079
Monolithic Power Systems, Inc.	1,704	72,164
Nanometrics, Inc.*	19,703	359,580
NVE Corp.*	104	5,781
NXP Semiconductor N.V.*	9,207	609,319
ON Semiconductor Corp.*	9,995	91,354
PDF Solutions, Inc.*	1,349	28,626
PLX Technology, Inc.*	1,864	12,060
PMC-Sierra, Inc.*	2,407	18,317
Power Integrations, Inc.	1,337	76,931
QuickLogic Corp.*	2,252	11,643
Rambus, Inc.*	4,999	71,486
RF Micro Devices, Inc.*	12,597	120,805
Rubicon Technology, Inc.*	129	1,129
Rudolph Technologies, Inc.*	254	2,510
Semtech Corp.*	17,793	465,287
Silicon Image, Inc.*	1,782	8,981
Silicon Laboratories, Inc.*	8,379	412,666
Skyworks Solutions, Inc.	8,358	392,492
Spansion, Inc., Class A*	2,661	56,067
SunEdison, Inc.*	15,381	347,611

SunPower Corp.*	179	$7,335
Synaptics, Inc.*	1,588	143,936
Teradyne, Inc.	22,018	431,553
Tessera Technologies, Inc.	1,375	30,360
TriQuint Semiconductor, Inc.*	7,538	119,176
Ultra Clean Holdings, Inc.*	391	3,539
Ultratech, Inc.*	236	5,234
Vitesse Semiconductor Corp.*	1,987	6,855
Xcerra Corp.*	840	7,644

		7,711,127

Software (7.0%)
A10 Networks, Inc.*	8,017	106,626
ACI Worldwide, Inc.*	1,677	93,627
Activision Blizzard, Inc.	19,433	433,356
Advent Software, Inc.	2,270	73,934
American Software, Inc., Class A	1,160	11,461
ANSYS, Inc.*	951	72,105
Aspen Technology, Inc.*	12,094	561,162
Autodesk, Inc.*	10,855	612,005
AVG Technologies N.V.*	1,540	31,000
Barracuda Networks, Inc.*	344	10,671
Blackbaud, Inc.	2,038	72,838
Bottomline Technologies de, Inc.*	16,232	485,661
BroadSoft, Inc.*	19,691	519,645
Cadence Design Systems, Inc.*	36,690	641,708
Callidus Software, Inc.*	26,024	310,727
Cinedigm Corp., Class A*	1,014	2,525
CommVault Systems, Inc.*	2,080	102,274
Comverse, Inc.*	986	26,306
Concur Technologies, Inc.*	11,009	1,027,580
Covisint Corp.*	10	49
Cyan, Inc.*	1,237	4,985
Digimarc Corp.	280	9,128
Ellie Mae, Inc.*	1,259	39,193
EnerNOC, Inc.*	304	5,761
Epiq Systems, Inc.	52	731
ePlus, Inc.*	7	407
FactSet Research Systems, Inc.	1,873	225,284
Fair Isaac Corp.	1,512	96,405
FireEye, Inc.*	3,067	124,367
FleetMatics Group plc*	9,841	318,258
Fortinet, Inc.*	6,054	152,137
Gigamon, Inc.*	1,066	20,403
Glu Mobile, Inc.*	3,596	17,980
Guidance Software, Inc.*	847	7,725
Guidewire Software, Inc.*	13,828	562,246
Imperva, Inc.*	982	25,709
Infoblox, Inc.*	2,054	27,010
Informatica Corp.*	15,104	538,458
Interactive Intelligence Group, Inc.*	738	41,424
Jive Software, Inc.*	1,862	15,846
Kofax Ltd.*	3,271	28,131
Manhattan Associates, Inc.*	3,338	114,927
Mavenir Systems, Inc.*	433	6,560
MICROS Systems, Inc.*	2,450	166,355
MicroStrategy, Inc., Class A*	401	56,389
MobileIron, Inc.*	6,548	62,337
Model N, Inc.*	585	6,464
Monotype Imaging Holdings, Inc.	1,728	48,678

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

NetScout Systems, Inc.*	1,606	$71,210
NetSuite, Inc.*	4,905	426,146
Park City Group, Inc.*	425	4,628
Pegasystems, Inc.	1,555	32,842
Proofpoint, Inc.*	1,631	61,097
PROS Holdings, Inc.*	1,047	27,683
PTC, Inc.*	5,225	202,730
QAD, Inc., Class A	189	4,029
QAD, Inc., Class B	37	671
Qlik Technologies, Inc.*	3,950	89,349
Qualys, Inc.*	889	22,821
Rally Software Development Corp.*	1,098	11,957
RealPage, Inc.*	2,281	51,277
Rubicon Project, Inc.*	314	4,032
Sapiens International Corp. N.V.*	79	632
ServiceNow, Inc.*	12,458	771,898
Silver Spring Networks, Inc.*	1,438	19,168
SolarWinds, Inc.*	12,381	478,649
Solera Holdings, Inc.	7,805	524,106
Splunk, Inc.*	5,213	288,435
SS&C Technologies Holdings, Inc.*	3,001	132,704
Synchronoss Technologies, Inc.*	1,554	54,328
Tableau Software, Inc., Class A*	7,764	553,806
Take-Two Interactive Software, Inc.*	335	7,450
Tangoe, Inc.*	1,711	25,768
TIBCO Software, Inc.*	7,186	144,942
TiVo, Inc.*	1,736	22,412
Tyler Technologies, Inc.*	3,969	362,012
Ultimate Software Group, Inc.*	4,037	557,792
Varonis Systems, Inc.*	229	6,643
VASCO Data Security International, Inc.*	1,277	14,813
Verint Systems, Inc.*	2,252	110,461
VirnetX Holding Corp.*	1,860	32,755
Vringo, Inc.*	2,748	9,398
Zendesk, Inc.*	4,658	80,956

		13,128,158

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.*	4,849	289,970
Cray, Inc.*	1,785	47,481
Diebold, Inc.	2,855	114,685
Dot Hill Systems Corp.*	2,585	12,150
Electronics for Imaging, Inc.*	2,049	92,615
Immersion Corp.*	1,247	15,862
NCR Corp.*	716	25,124
Nimble Storage, Inc.*	401	12,319
Quantum Corp.*	3,778	4,609
SanDisk Corp.	3,525	368,116
Silicon Graphics International Corp.*	1,522	14,642
Stratasys Ltd.*	1,237	140,560
Super Micro Computer, Inc.*	1,512	38,208
Violin Memory, Inc.*	3,556	15,753

		1,192,094

Total Information Technology		42,496,070

Materials (4.5%)
Chemicals (2.5%)
A. Schulman, Inc.	292	$11,300
Advanced Emissions Solutions, Inc.*	901	20,660
Albemarle Corp.	1,430	102,245
Balchem Corp.	1,344	71,985
Cabot Corp.	172	9,974
Calgon Carbon Corp.*	2,345	52,364
Chase Corp.	262	8,945
Chemtura Corp.*	4,220	110,269
Cytec Industries, Inc.	189	19,924
Ferro Corp.*	3,119	39,175
Flotek Industries, Inc.*	2,382	76,605
FutureFuel Corp.	163	2,704
H.B. Fuller Co.	12,065	580,326
Hawkins, Inc.	93	3,454
Huntsman Corp.	6,232	175,119
Innophos Holdings, Inc.	563	32,412
Innospec, Inc.	214	9,238
International Flavors & Fragrances, Inc.	3,588	374,157
Koppers Holdings, Inc.	904	34,578
Kronos Worldwide, Inc.	104	1,630
Marrone Bio Innovations, Inc.*	502	5,833
Minerals Technologies, Inc.	419	27,478
NewMarket Corp.	399	156,452
OMNOVA Solutions, Inc.*	2,062	18,743
Platform Specialty Products Corp.*	19,293	540,783
PolyOne Corp.	17,397	733,109
Quaker Chemical Corp.	4,700	360,913
Rayonier Advanced Materials, Inc.*	225	8,732
Rentech, Inc.*	6,814	17,648
Rockwood Holdings, Inc.	209	15,882
RPM International, Inc.	5,454	251,866
Scotts Miracle-Gro Co., Class A	1,987	112,981
Senomyx, Inc.*	1,847	15,976
Sensient Technologies Corp.	129	7,188
Stepan Co.	385	20,351
Taminco Corp.*	1,035	24,074
Trecora Resources*	820	9,709
Valspar Corp.	3,735	284,570
W.R. Grace & Co.*	2,902	274,326
Zep, Inc.	274	4,839

		4,628,517

Construction Materials (0.5%)
Eagle Materials, Inc.	5,607	528,628
Headwaters, Inc.*	3,238	44,976
Martin Marietta Materials, Inc.	2,044	269,910
Texas Industries, Inc.*	884	81,646
United States Lime & Minerals, Inc.	79	5,119
US Concrete, Inc.*	618	15,296

		945,575

Containers & Packaging (1.0%)
AEP Industries, Inc.*	171	5,963
AptarGroup, Inc.	666	44,629

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Avery Dennison Corp.	1,461	$74,876
Ball Corp.	6,158	385,984
Berry Plastics Group, Inc.*	2,260	58,308
Crown Holdings, Inc.*	6,125	304,780
Graphic Packaging Holding Co.*	14,374	168,176
Myers Industries, Inc.	1,190	23,907
Owens-Illinois, Inc.*	4,400	152,416
Packaging Corp. of America	4,345	310,624
Sealed Air Corp.	9,526	325,503
Silgan Holdings, Inc.	1,938	98,489

		1,953,655

Metals & Mining (0.3%)
Carpenter Technology Corp.	146	9,235
Coeur Mining, Inc.*	1,334	12,246
Compass Minerals International, Inc.	1,481	141,791
Globe Specialty Metals, Inc.	2,811	58,413
Gold Resource Corp.	1,823	9,224
Handy & Harman Ltd.*	21	562
Haynes International, Inc.	36	2,037
Horsehead Holding Corp.*	315	5,752
Materion Corp.	361	13,353
Olympic Steel, Inc.	107	2,648
RTI International Metals, Inc.*	94	2,499
Stillwater Mining Co.*	4,962	87,083
SunCoke Energy, Inc.*	2,146	46,139
Tahoe Resources, Inc.*	587	15,379
U.S. Silica Holdings, Inc.	2,372	131,504
Walter Energy, Inc.	810	4,415
Worthington Industries, Inc.	2,269	97,658

		639,938

Paper & Forest Products (0.2%)
Boise Cascade Co.*	1,733	49,633
Clearwater Paper Corp.*	902	55,672
Deltic Timber Corp.	488	29,485
KapStone Paper and Packaging Corp.*	3,710	122,912
Neenah Paper, Inc.	374	19,878
P.H. Glatfelter Co.	715	18,969
Schweitzer-Mauduit International, Inc.	214	9,343
Wausau Paper Corp.	1,720	18,611

		324,503

Total Materials		8,492,188

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	1,259	10,173
Cincinnati Bell, Inc.*	2,141	8,414
Cogent Communications Holdings, Inc.	2,071	71,553
Consolidated Communications Holdings, Inc.	1,149	25,554
Enventis Corp.	592	9,377
FairPoint Communications, Inc.*	714	9,975
General Communication, Inc., Class A*	1,561	17,296
IDT Corp., Class B	709	12,351
inContact, Inc.*	2,441	22,433

Inteliquent, Inc.	1,459	$20,236
Intelsat S.A.*	297	5,595
Lumos Networks Corp.	689	9,970
magicJack VocalTec Ltd.*	721	10,902
Premiere Global Services, Inc.*	321	4,285
tw telecom, Inc.*	6,088	245,407
Windstream Holdings, Inc.	24,942	248,422

		731,943

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (b)*	535	1,348
NTELOS Holdings Corp.	392	4,884
RingCentral, Inc., Class A*	1,274	19,276
Shenandoah Telecommunications Co.	912	27,780

		53,288

Total Telecommunication Services		785,231

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	6,581	240,075

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	324	9,341
Pattern Energy Group, Inc.	1,763	58,373

		67,714

Water Utilities (0.0%)
American States Water Co.	155	5,150
SJW Corp.	184	5,005
York Water Co.	393	8,182

		18,337

Total Utilities		326,126

Total Common Stocks (97.4%) (Cost $131,773,052)		182,289,959

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16 (b)*† (Cost $—)	162	—

Total Investments (97.4%) (Cost $131,773,052)		182,289,959
Other Assets Less Liabilities (2.6%)		4,801,757

Net Assets (100%)		$187,091,716

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1212

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	2	September-14	$151,750	$153,620	$1,870
Russell 2000 Mini Index	6	September-14	696,673	714,180	17,507
S&P MidCap 400 E-Mini Index	11	September-14	1,544,664	1,572,230	27,566

					$46,943

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$34,163,941	$353,923	$—		$34,517,864
Consumer Staples	7,203,147	—	—		7,203,147
Energy	9,408,340	—	—		9,408,340
Financials	13,510,272	348,532	—		13,858,804
Health Care	30,561,882	440,871	—		31,002,753
Industrials	34,199,436	—	—		34,199,436
Information Technology	42,496,070	—	—		42,496,070
Materials	8,492,188	—	—		8,492,188
Telecommunication Services	783,883	1,348	—		785,231
Utilities	326,126	—	—		326,126
Futures	46,943	—	—		46,943
Warrants
Energy	—	—	—	(b)	—

Total Assets	$181,192,228	$1,144,674	$—		$182,336,902

Total Liabilities	$—	$—	$—		$—

Total	$181,192,228	$1,144,674	$—		$182,336,902

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

1213

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	46,943	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$46,943

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,991,615	—	—	1,991,615
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,991,615	$—	$—	$1,991,615

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,078,189)	—	—	(1,078,189)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,078,189)	$—	$—	$(1,078,189)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1214

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $15,100,000 during the six months ended June 30, 2014.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$46,943	(c)	$—	$—	$46,943

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows::

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$85,189,917
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$60,556,204

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,974,314
Aggregate gross unrealized depreciation	(2,246,461)

Net unrealized appreciation	$49,727,853

Federal income tax cost of investments	$132,562,106

For the six months ended June 30, 2014, the Portfolio incurred approximately $72 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1215

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $131,773,052)	$182,289,959
Cash	4,896,966
Foreign cash (Cost $2)	2
Cash held as collateral at broker	122,000
Receivable for securities sold	17,975,336
Dividends, interest and other receivables	53,757
Receivable from Separate Accounts for Trust shares sold	50,973
Deferred offering cost	22,298
Due from broker for futures variation margin	12,710
Other assets	410

Total assets	205,424,411

LIABILITIES
Payable for securities purchased	17,877,338
Payable to Separate Accounts for Trust shares redeemed	182,626
Investment management fees payable	106,399
Administrative fees payable	37,420
Distribution fees payable – Class IB	24,862
Offering costs payable	23,387
Trustees’ fees payable	13,456
Distribution fees payable – Class IA	3,023
Accrued expenses	64,184

Total liabilities	18,332,695

NET ASSETS	$187,091,716

Net assets were comprised of:
Paid in capital	$122,339,566
Accumulated undistributed net investment income (loss)	(436,593)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	14,624,893
Net unrealized appreciation (depreciation) on investments and futures	50,563,850

Net assets	$187,091,716

Class IA
Net asset value, offering and redemption price per share, $14,862,642 / 1,418,227 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.48

Class IB
Net asset value, offering and redemption price per share, $123,651,095 / 12,301,855 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

Class K
Net asset value, offering and redemption price per share, $48,577,979 / 4,596,029 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,379 foreign withholding tax)	$627,754
Interest	7,834

Total income	635,588

EXPENSES
Investment management fees	725,273
Administrative fees	151,208
Distribution fees – Class IB	149,748
Custodian fees	69,672
Professional fees	40,900
Distribution fees – Class IA	18,752
Printing and mailing expenses	15,584
Trustees’ fees	2,709
Offering costs	1,089
Miscellaneous	7,912

Gross expenses	1,182,847
Less: Waiver from investment manager	(89,543)

Net expenses	1,093,304

NET INVESTMENT INCOME (LOSS)	(457,716)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	11,422,230
Futures	1,991,615
Foreign currency transactions	(382)

Net realized gain (loss)	13,413,463

Change in unrealized appreciation (depreciation) on:
Investments	(4,797,908)
Futures	(1,078,189)

Net change in unrealized appreciation (depreciation)	(5,876,097)

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,537,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,079,650

See Notes to Financial Statements.

1216

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(457,716)	$(2,744,214)
Net realized gain (loss) on investments, futures and foreign currency transactions	13,413,463	161,101,648
Net change in unrealized appreciation (depreciation) on investments and futures	(5,876,097)	(28,835,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,079,650	129,522,111

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(4,136,710)
Class IB	—	(32,588,099)
Class K	—	(12,151,832)

TOTAL DISTRIBUTIONS	—	(48,876,641)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 37,809 and 56,278 shares, respectively ]	385,017	661,290
Capital shares issued in reinvestment of distributions [ 0 and 427,094 shares, respectively ]	—	4,136,710
Capital shares repurchased [ (174,370) and (166,219) shares, respectively ]	(1,749,656)	(1,917,003)

Total Class IA transactions	(1,364,639)	2,880,997

Class IB
Capital shares sold [ 630,197 and 3,776,462 shares, respectively ]	6,111,784	41,265,928
Capital shares issued in reinvestment of distributions [ 0 and 3,508,234 shares, respectively ]	—	32,588,099
Capital shares repurchased [ (947,129) and (5,214,670) shares, respectively ]	(9,121,864)	(57,163,491)
Capital shares repurchased in-kind (Note 9) [ 0 and (31,508,327) shares, respectively ]	—	(373,483,914)

Total Class IB transactions	(3,010,080)	(356,793,378)

Class K
Capital shares sold [ 22,183 and 21,981 shares, respectively ]	227,003	252,718
Capital shares issued in reinvestment of distributions [ 0 and 1,245,703 shares, respectively ]	—	12,151,832
Capital shares repurchased [ (65,066) and (789,505) shares, respectively ]	(665,246)	(9,629,663)
Capital shares repurchased in-kind (Note 9) [ 0 and (12) shares, respectively ]	—	(149)

Total Class K transactions	(438,243)	2,774,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,812,962)	(351,137,643)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,266,688	(270,492,173)
NET ASSETS:
Beginning of period	184,825,028	455,317,201

End of period (a)	$187,091,716	$184,825,028

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(436,593)	$21,123

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IA			2013		2012		2011		2010		2009
Net asset value, beginning of period	$10.08		$9.85		$8.54		$9.24		$7.27		$5.11

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.10	)(e)	(0.05	)(e)	(0.06	)(e)	(0.03	)(e)	—	#(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.43		3.91		1.36		(0.64)		2.00		2.16

Total from investment operations	0.40		3.81		1.31		(0.70)		1.97		2.16

Less distributions:
Distributions from net realized gains	—		(3.58)		—		—		—		—

Net asset value, end of period	$10.48		$10.08		$9.85		$8.54		$9.24		$7.27

Total return (b)	3.97%		40.15%		15.34%		(7.58)%		27.10%		42.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,863		$15,677		$12,192		$11,871		$78,095		$84,705
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.27%		1.25%		1.26%		0.99%		1.04%		0.78%
After waivers, reimbursements and fees paid indirectly (a)	1.27%		1.25%		1.26%		0.99%		1.03%		0.78%
Before waivers, reimbursements and fees paid indirectly (a)	1.37%		1.32%		1.27%		1.01%		1.04%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.58)%		(0.82)%		(0.54)%		(0.59)%		(0.43)%		(0.05)%
After waivers, reimbursements and fees paid indirectly (a)	(0.58)%		(0.82)%		(0.53)%		(0.59)%		(0.43)%		(0.05)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.67)%		(0.89)%		(0.54)%		(0.60)%		(0.44)%		(0.34)%
Portfolio turnover rate (z)	36%		66%		54%		64%		65%		122%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IB			2013		2012		2011		2010		2009
Net asset value, beginning of period	$9.67		$9.56		$8.28		$8.99		$7.08		$4.99

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.09	)(e)	(0.05	)(e)	(0.07	)(e)	(0.05	)(e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.41		3.78		1.33		(0.64)		1.96		2.11

Total from investment operations	0.38		3.69		1.28		(0.71)		1.91		2.09

Less distributions:
Distributions from net realized gains	—		(3.58)		—		—		—		—

Net asset value, end of period	$10.05		$9.67		$9.56		$8.28		$8.99		$7.08

Total return (b)	3.93%		40.14%		15.46%		(7.90)%		26.98%		41.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$123,651		$122,032		$402,021		$377,314		$464,630		$394,599
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.27%		1.25%		1.26%		1.24	%(c)	1.29%		1.15%
After waivers, reimbursements and fees paid indirectly (a)	1.27%		1.25%		1.26%		1.24%		1.28%		1.15%
Before waivers, reimbursements and fees paid indirectly (a)	1.37%		1.28%		1.27%		1.26	%(c)	1.29%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.57)%		(0.80)%		(0.53)%		(0.81)%		(0.67)%		(0.42)%
After waivers, reimbursements and fees paid indirectly (a)	(0.57)%		(0.80)%		(0.53)%		(0.81)%		(0.67)%		(0.42)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.67)%		(0.83)%		(0.54)%		(0.82)%		(0.68)%		(0.59)%
Portfolio turnover rate (z)	36%		66%		54%		64%		65%		122%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K			2013		2012
Net asset value, beginning of period	$10.16		$9.88		$8.54		$8.22

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.07	)(e)	(0.03	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.43		3.93		1.37		0.33

Total from investment operations	0.41		3.86		1.34		0.32

Less distributions:
Distributions from net realized gains	—		(3.58)		—		—

Net asset value, end of period	$10.57		$10.16		$9.88		$8.54

Total return (b)	4.04%		40.57%		15.69%		3.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,578		$47,116		$41,104		$56,983
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.02%		1.00%		1.01%		1.00%
After waivers, reimbursements and fees paid indirectly (a)	1.02%		1.00%		1.01%		1.00%
Before waivers, reimbursements and fees paid indirectly (a)	1.12%		1.07%		1.02%		1.01	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.32)%		(0.57)%		(0.29)%		(0.48)%
After waivers, reimbursements and fees paid indirectly (a)	(0.32)%		(0.56)%		(0.29)%		(0.48)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.42)%		(0.64)%		(0.30)%		(0.48)%
Portfolio turnover rate (z)	36%		66%		54%		64%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1220

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Financials	33.5%
Industrials	12.5
Consumer Discretionary	11.2
Information Technology	8.7
Energy	7.7
Health Care	6.5
Utilities	5.6
Materials	5.2
Consumer Staples	4.5
Telecommunication Services	0.4
Cash and Other	4.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,063.80	$6.47
Hypothetical (5% average return before expenses)	1,000.00	1,018.52	6.33
Class IB
Actual	1,000.00	1,063.50	6.47
Hypothetical (5% average return before expenses)	1,000.00	1,018.52	6.33
Class K
Actual	1,000.00	1,065.20	5.19
Hypothetical (5% average return before expenses)	1,000.00	1,019.76	5.08

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.26%, 1.26% and 1.01%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.7%)
Cooper Tire & Rubber Co.	3,183	$95,490
Cooper-Standard Holding, Inc.*	706	46,709
Dana Holding Corp.	4,337	105,909
Federal-Mogul Holdings Corp.*	1,582	32,004
Fuel Systems Solutions, Inc.*	816	9,090
Gentex Corp.	3,314	96,404
Lear Corp.	896	80,031
Modine Manufacturing Co.*	1,859	29,261
Remy International, Inc.	699	16,321
Spartan Motors, Inc.	1,722	7,818
Standard Motor Products, Inc.	421	18,806
Stoneridge, Inc.*	344	3,688
Strattec Security Corp.	26	1,677
Superior Industries International, Inc.	1,293	26,662
Tenneco, Inc.*	3,957	259,975
TRW Automotive Holdings Corp.*	6,124	548,220
Visteon Corp.*	2,680	259,987

		1,638,052

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,110	50,649
VOXX International Corp.*	1,049	9,871
Weyco Group, Inc.	351	9,621

		70,141

Diversified Consumer Services (0.8%)
2U, Inc.*	342	5,749
American Public Education, Inc.*	48	1,650
Apollo Education Group, Inc.*	5,356	167,375
Ascent Capital Group, Inc., Class A*	768	50,696
Bridgepoint Education, Inc.*	879	11,673
Career Education Corp.*	3,746	17,531
Carriage Services, Inc.	686	11,751
Chegg, Inc.*	4,111	28,941
DeVry Education Group, Inc.	3,497	148,063
Education Management Corp.*	986	1,666
Graham Holdings Co., Class B	248	178,091
Houghton Mifflin Harcourt Co.*	6,025	115,439
ITT Educational Services, Inc.*	1,186	19,794
K12, Inc.*	1,100	26,477
Matthews International Corp., Class A	1,470	61,108
Regis Corp.	2,371	33,384
Service Corp. International	2,611	54,100
Steiner Leisure Ltd.*	21,074	912,294
Universal Technical Institute, Inc.	1,162	14,107
Weight Watchers International, Inc.	104	2,098

		1,861,987

Hotels, Restaurants & Leisure (0.8%)
Aramark	223	5,771
Biglari Holdings, Inc.*	80	33,838
BJ’s Restaurants, Inc.*	1,004	35,050
Bob Evans Farms, Inc.	1,370	68,569
Boyd Gaming Corp.*	872	10,577

Bravo Brio Restaurant Group, Inc.*	115	$1,795
Caesars Acquisition Co., Class A*	2,533	31,333
Caesars Entertainment Corp.*	2,467	44,603
Carrols Restaurant Group, Inc.*	1,949	13,877
Choice Hotels International, Inc.	1,763	83,055
Churchill Downs, Inc.	261	23,519
Cracker Barrel Old Country Store, Inc.	82	8,165
Denny’s Corp.*	1,528	9,963
DineEquity, Inc.	564	44,832
Einstein Noah Restaurant Group, Inc.	100	1,606
Empire Resorts, Inc.*	805	5,764
International Game Technology	13,711	218,142
International Speedway Corp., Class A	1,555	51,750
Interval Leisure Group, Inc.	498	10,926
Intrawest Resorts Holdings, Inc.*	739	8,469
Isle of Capri Casinos, Inc.*	1,195	10,229
La Quinta Holdings, Inc.*	734	14,049
Life Time Fitness, Inc.*	2,152	104,889
Marcus Corp.	968	17,666
Marriott Vacations Worldwide Corp.*	1,568	91,932
Monarch Casino & Resort, Inc.*	494	7,479
Morgans Hotel Group Co.*	1,066	8,453
Orient-Express Hotels Ltd.*	5,346	77,731
Penn National Gaming, Inc.*	4,376	53,125
Red Robin Gourmet Burgers, Inc.*	4,287	305,234
Ruby Tuesday, Inc.*	3,520	26,717
Ruth’s Hospitality Group, Inc.	658	8,126
Scientific Games Corp., Class A*	1,027	11,420
Sonic Corp.*	13,497	298,014
Speedway Motorsports, Inc.	664	12,118
Wendy’s Co.	15,174	129,434

		1,888,220

Household Durables (2.3%)
Beazer Homes USA, Inc.*	862	18,085
Blyth, Inc.	125,000	972,500
CSS Industries, Inc.	485	12,790
D.R. Horton, Inc.	14,414	354,296
Dixie Group, Inc.*	170	1,800
Ethan Allen Interiors, Inc.	1,365	33,770
Flexsteel Industries, Inc.	267	8,905
Helen of Troy Ltd.*	1,007	61,054
Hovnanian Enterprises, Inc., Class A*	6,421	33,068
Jarden Corp.*	29,349	1,741,863
KB Home	1,182	22,080
La-Z-Boy, Inc.	445	10,311
Leggett & Platt, Inc.	3,919	134,343
Lennar Corp., Class A	16,746	702,997
LGI Homes, Inc.*	584	10,658
Libbey, Inc.*	102	2,717
Lifetime Brands, Inc.	570	8,960
M.D.C. Holdings, Inc.	2,200	66,638
M/I Homes, Inc.*	1,334	32,376
Meritage Homes Corp.*	2,167	91,469
NACCO Industries, Inc., Class A	258	13,055

See Notes to Financial Statements.

1222

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

New Home Co., Inc.*	424	$5,991
Ryland Group, Inc	2,595	102,347
Skullcandy, Inc.*	1,192	8,642
Standard Pacific Corp.*	8,056	69,282
Taylor Morrison Home Corp., Class A*	1,795	40,244
Toll Brothers, Inc.*	9,839	363,059
TRI Pointe Homes, Inc.*	959	15,076
UCP, Inc., Class A*	409	5,591
WCI Communities, Inc.*	609	11,760
Whirlpool Corp.	4,288	596,975
William Lyon Homes, Class A*	830	25,265

		5,577,967

Internet & Catalog Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,363	7,906
FTD Cos., Inc.*	946	30,073
Gaiam, Inc., Class A*	782	6,006
HomeAway, Inc.*	398	13,858
Lands’ End, Inc.*	11,452	384,558
Orbitz Worldwide, Inc.*	1,546	13,759
Shutterfly, Inc.*	843	36,300
ValueVision Media, Inc., Class A*	1,586	7,914

		500,374

Leisure Products (0.2%)
Arctic Cat, Inc.	473	18,645
Black Diamond, Inc.*	1,309	14,687
Brunswick Corp.	9,261	390,166
Callaway Golf Co.	4,259	35,435
Escalade, Inc.	406	6,553
JAKKS Pacific, Inc.*	1,043	8,073
Johnson Outdoors, Inc., Class A	276	7,121
LeapFrog Enterprises, Inc.*	3,728	27,401
Nautilus, Inc.*	669	7,419

		515,500

Media (2.9%)
AH Belo Corp., Class A	980	11,613
AMC Entertainment Holdings, Inc., Class A	1,182	29,396
AMC Networks, Inc., Class A*	4,600	282,854
CBS Outdoor Americas, Inc.	1,186	38,758
Central European Media Enterprises Ltd., Class A*	3,952	11,145
Clear Channel Outdoor Holdings, Inc., Class A	1,109	9,072
Crown Media Holdings, Inc., Class A*	424	1,539
Cumulus Media, Inc., Class A*	2,514	16,567
Daily Journal Corp.*	59	12,195
Dex Media, Inc.*	836	9,313
DreamWorks Animation SKG, Inc., Class A*	4,166	96,901
Entercom Communications Corp., Class A*	1,360	14,593
Eros International plc*	697	10,573
EW Scripps Co., Class A*	1,732	36,649
Gannett Co., Inc.	81,809	2,561,440
Global Sources Ltd.*	876	7,253
Harte-Hanks, Inc.	2,740	19,701
Hemisphere Media Group, Inc.*	467	5,866

John Wiley & Sons, Inc., Class A	2,428	$147,112
Journal Communications, Inc., Class A*	2,402	21,306
Lee Enterprises, Inc.*	2,900	12,905
Live Nation Entertainment, Inc.*	3,981	98,291
Madison Square Garden Co., Class A* .	3,434	214,453
Martha Stewart Living Omnimedia, Inc., Class A*	384	1,805
McClatchy Co., Class A*	3,352	18,604
MDC Partners, Inc., Class A	1,780	38,252
Media General, Inc.*	3,005	61,693
Meredith Corp.	2,010	97,204
National CineMedia, Inc.	2,660	46,577
New Media Investment Group, Inc.*	1,655	23,352
New York Times Co., Class A	180,536	2,745,953
ReachLocal, Inc.*	271	1,905
Reading International, Inc., Class A*	950	8,103
Regal Entertainment Group, Class A	3,453	72,858
Rentrak Corp.*	57	2,990
Saga Communications, Inc., Class A	164	7,006
Salem Communications Corp., Class A	574	5,430
Scholastic Corp.	1,513	51,578
SFX Entertainment, Inc.*	2,469	19,999
Sizmek, Inc.*	1,261	12,017
Starz, Class A*	605	18,023
Time, Inc.*	6,088	147,451

		7,050,295

Multiline Retail (0.7%)
Big Lots, Inc.*	2,269	103,693
Bon-Ton Stores, Inc.	1,114	11,485
Burlington Stores, Inc.*	190	6,054
Dillard’s, Inc., Class A	539	62,853
Fred’s, Inc., Class A	1,991	30,442
J.C. Penney Co., Inc.*	9,051	81,912
Sears Holdings Corp.*	35,467	1,417,261
Tuesday Morning Corp.*	457	8,144

		1,721,844

Specialty Retail (2.4%)
Aaron’s, Inc.	15,001	534,636
Abercrombie & Fitch Co., Class A	3,464	149,818
Aeropostale, Inc.*	4,542	15,852
American Eagle Outfitters, Inc.	10,843	121,658
America’s Car-Mart, Inc.*	355	14,040
Ascena Retail Group, Inc.*	7,253	124,026
Barnes & Noble, Inc.*	2,281	51,984
bebe stores, Inc.	1,661	5,066
Big 5 Sporting Goods Corp.	1,009	12,380
Brown Shoe Co., Inc.	1,221	34,933
Build-A-Bear Workshop, Inc.*	177	2,365
Cabela’s, Inc.*	2,457	153,317
Cato Corp., Class A	1,283	39,645
Chico’s FAS, Inc.	4,783	81,120
Children’s Place, Inc.	1,238	61,442
Citi Trends, Inc.*	878	18,842

See Notes to Financial Statements.

1223

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

CST Brands, Inc.	8,839	$304,945
Destination Maternity Corp.	657	14,960
Destination XL Group, Inc.*	1,697	9,350
Dick’s Sporting Goods, Inc.	4,416	205,609
DSW, Inc., Class A	4,170	116,510
Express, Inc.*	4,406	75,034
Finish Line, Inc., Class A	2,003	59,569
Foot Locker, Inc.	6,908	350,374
GameStop Corp., Class A	6,023	243,751
Genesco, Inc.*	3,426	281,377
Group 1 Automotive, Inc.	1,095	92,319
Guess?, Inc.	3,457	93,339
Haverty Furniture Cos., Inc.	1,081	27,166
hhgregg, Inc.*	442	4,495
Kirkland’s, Inc.*	325	6,029
MarineMax, Inc.*	1,419	23,754
Men’s Wearhouse, Inc.	563	31,415
Murphy USA, Inc.*	1,390	67,957
New York & Co., Inc.*	768	2,834
Office Depot, Inc.*	29,633	168,612
Pacific Sunwear of California, Inc.*	673	1,602
Penske Automotive Group, Inc.	5,874	290,763
Pep Boys-Manny, Moe & Jack*	2,944	33,738
Rent-A-Center, Inc.	2,946	84,491
Sally Beauty Holdings, Inc.*	2,328	58,386
Sears Hometown and Outlet Stores, Inc.*	893	19,173
Shoe Carnival, Inc	820	16,933
Signet Jewelers Ltd.	1,393	154,052
Sonic Automotive, Inc., Class A	2,203	58,776
Sportsman’s Warehouse Holdings, Inc.*	313	2,504
Stage Stores, Inc.	1,782	33,306
Staples, Inc.	79,051	856,913
Stein Mart, Inc.	1,506	20,918
Systemax, Inc.*	676	9,714
Tilly’s, Inc., Class A*	621	4,993
Urban Outfitters, Inc.*	9,684	327,900
Vitamin Shoppe, Inc.*	856	36,825
West Marine, Inc.*	952	9,768
Zumiez, Inc.*	253	6,980

		5,628,258

Textiles, Apparel & Luxury Goods (0.2%)
Columbia Sportswear Co.	246	20,332
Crocs, Inc.*	4,253	63,923
Culp, Inc.	374	6,511
Iconix Brand Group, Inc.*	1,673	71,839
Movado Group, Inc.	555	23,127
Perry Ellis International, Inc.*	712	12,417
PVH Corp.	2,047	238,680
Quiksilver, Inc.*	2,923	10,464
R.G. Barry Corp.	507	9,608
Sequential Brands Group, Inc.*	213	2,942
Skechers U.S.A., Inc., Class A*	581	26,552
Unifi, Inc.*	814	22,409

		508,804

Total Consumer Discretionary		26,961,442

Consumer Staples (4.5%)
Beverages (0.4%)
Coca-Cola Bottling Co. Consolidated	14	$1,032
Craft Brew Alliance, Inc.*	203	2,245
Molson Coors Brewing Co., Class B	14,144	1,048,919

		1,052,196

Food & Staples Retailing (0.3%)
Andersons, Inc.	114	5,880
Chefs’ Warehouse, Inc.*	182	3,598
Ingles Markets, Inc., Class A	743	19,578
Pantry, Inc.*	1,319	21,368
Rite Aid Corp.*	61,985	444,432
Roundy’s, Inc.	2,294	12,640
SpartanNash Co.	2,069	43,470
SUPERVALU, Inc.*	11,181	91,908
Village Super Market, Inc., Class A	383	9,050
Weis Markets, Inc.	636	29,084

		681,008

Food Products (2.9%)
Alico, Inc.	99	3,712
B&G Foods, Inc.	27,715	906,003
Boulder Brands, Inc.*	247	3,503
Bunge Ltd.	3,564	269,581
Chiquita Brands International, Inc.*	2,577	27,961
ConAgra Foods, Inc.	16,294	483,606
Darling Ingredients, Inc.*	7,342	153,448
Dean Foods Co.	5,185	91,204
Flowers Foods, Inc.	49,942	1,052,777
Fresh Del Monte Produce, Inc.	1,989	60,963
Hain Celestial Group, Inc.*	243	21,564
Hillshire Brands Co.	2,341	145,844
Ingredion, Inc.	3,507	263,165
John B. Sanfilippo & Son, Inc.	421	11,144
Lancaster Colony Corp.	376	35,780
Omega Protein Corp.*	1,140	15,595
Pilgrim’s Pride Corp.*	3,008	82,299
Pinnacle Foods, Inc.	6,551	215,528
Post Holdings, Inc.*	58,031	2,954,358
Sanderson Farms, Inc.	172	16,718
Seaboard Corp.*	15	45,304
Seneca Foods Corp., Class A*	448	13,709
Snyder’s-Lance, Inc.	2,618	69,272
Tootsie Roll Industries, Inc.	36	1,060
TreeHouse Foods, Inc.*	987	79,029

		7,023,127

Household Products (0.6%)
Central Garden & Pet Co., Class A*	2,252	20,719
Energizer Holdings, Inc.	10,402	1,269,356
Harbinger Group, Inc.*	2,819	35,801
Oil-Dri Corp. of America	251	7,673
Orchids Paper Products Co.	80	2,563

		1,336,112

See Notes to Financial Statements.

1224

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Personal Products (0.3%)
Avon Products, Inc.	14,299	$208,908
Coty, Inc., Class A	21,701	371,738
Elizabeth Arden, Inc.*	1,451	31,081
Female Health Co.	341	1,879
Inter Parfums, Inc.	877	25,915
Nature’s Sunshine Products, Inc.	631	10,708
Nutraceutical International Corp.*	418	9,974
Revlon, Inc., Class A*	502	15,311

		675,514

Tobacco (0.0%)
Alliance One International, Inc.*	5,583	13,957
Universal Corp.	874	48,376
Vector Group Ltd.	1,766	36,521

		98,854

Total Consumer Staples		10,866,811

Energy (7.7%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*	2,788	146,314
Bristow Group, Inc.	6,752	544,346
C&J Energy Services, Inc.*	387	13,073
CHC Group Ltd.*	1,876	15,833
Dawson Geophysical Co.	420	12,033
Era Group, Inc.*	1,121	32,150
Exterran Holdings, Inc.	3,234	145,498
Forum Energy Technologies, Inc.*	2,073	75,519
Frank’s International N.V.	16,848	414,461
Geospace Technologies Corp.*	651	35,857
Gulf Island Fabrication, Inc.	471	10,136
Gulfmark Offshore, Inc., Class A	9,032	408,066
Helix Energy Solutions Group, Inc.*	20,259	533,014
Helmerich & Payne, Inc.	5,755	668,213
Hercules Offshore, Inc.*	8,859	35,613
Hornbeck Offshore Services, Inc.*	2,009	94,262
ION Geophysical Corp.*	6,041	25,493
Key Energy Services, Inc.*	7,287	66,603
McDermott International, Inc.*	13,199	106,780
Mitcham Industries, Inc.*	665	9,297
Nabors Industries Ltd.	14,785	434,236
Natural Gas Services Group, Inc.*	663	21,919
Newpark Resources, Inc.*	4,658	58,039
North Atlantic Drilling Ltd.	2,981	31,658
Nuverra Environmental Solutions, Inc.*	857	17,234
Oil States International, Inc.*	2,607	167,083
Parker Drilling Co.*	6,653	43,378
Patterson-UTI Energy, Inc.	3,895	136,091
PHI, Inc. (Non-Voting)*	670	29,862
Pioneer Energy Services Corp.*	989	17,347
Rowan Cos., plc, Class A	6,899	220,285
SEACOR Holdings, Inc.*	1,137	93,518
Solar Cayman Ltd. (b)*§†	50,828	5,083
Superior Energy Services, Inc.	25,556	923,594
Tesco Corp.	1,724	36,790
TETRA Technologies, Inc.*	4,359	51,349
Tidewater, Inc.	2,739	153,795

Unit Corp.*	2,565	$176,549
Vantage Drilling Co.*	11,521	22,120

		6,032,491

Oil, Gas & Consumable Fuels (5.2%)
Adams Resources & Energy, Inc.	106	8,282
Alon USA Energy, Inc.	1,048	13,037
Alpha Natural Resources, Inc.*	12,388	45,959
American Eagle Energy Corp.*	1,683	10,081
Amyris, Inc.*	1,464	5,461
Apco Oil and Gas International, Inc.*	441	6,364
Approach Resources, Inc.*	1,257	28,572
Arch Coal, Inc.	11,939	43,577
Ardmore Shipping Corp.	1,036	14,328
Bill Barrett Corp.*	2,772	74,234
BPZ Resources, Inc.*	4,030	12,412
Callon Petroleum Co.*	2,266	26,399
Cimarex Energy Co.	14,465	2,075,149
Clean Energy Fuels Corp.*	1,783	20,897
Cloud Peak Energy, Inc.*	3,385	62,352
Comstock Resources, Inc.	2,644	76,253
Contango Oil & Gas Co.*	6,437	272,349
CVR Energy, Inc.	546	26,312
Delek U.S. Holdings, Inc.	1,610	45,450
Denbury Resources, Inc.	31,949	589,779
DHT Holdings, Inc.	3,809	27,425
Emerald Oil, Inc.*	3,231	24,717
Energen Corp.	12,273	1,090,824
Energy XXI Bermuda Ltd.	5,171	122,191
EP Energy Corp., Class A*	1,848	42,596
EQT Corp.	3,734	399,165
Equal Energy Ltd.	1,898	10,287
EXCO Resources, Inc.	5,155	30,363
Forest Oil Corp.*	5,696	12,987
Frontline Ltd.*	3,489	10,188
GasLog Ltd.	1,892	60,336
Gastar Exploration, Inc.*	195	1,698
Golar LNG Ltd.	2,426	145,803
Green Plains, Inc.	331	10,880
Gulfport Energy Corp.*	916	57,525
Halcon Resources Corp.*	14,500	105,705
Hallador Energy Co.	439	4,166
Harvest Natural Resources, Inc.*	2,418	12,066
Knightsbridge Tankers Ltd.	1,867	26,493
Laredo Petroleum Holdings, Inc.*	9,737	301,652
Matador Resources Co.*	1,779	52,089
Midstates Petroleum Co., Inc.*	2,103	15,205
Miller Energy Resources, Inc.*	1,563	10,003
Navios Maritime Acq Corp.	4,572	16,962
Newfield Exploration Co.*	7,545	333,489
Noble Energy, Inc.	6,446	499,307
Nordic American Tankers Ltd.	5,017	47,812
Northern Oil and Gas, Inc.*	3,408	55,516
Pacific Ethanol, Inc.*	1,051	16,070
PBF Energy, Inc., Class A	2,680	71,422
PDC Energy, Inc.*	1,840	116,196
Peabody Energy Corp.	15,031	245,757
Pengrowth Energy Corp.	241,000	1,727,801
Penn Virginia Corp.*	3,630	61,528
PetroQuest Energy, Inc.*	197	1,481
QEP Resources, Inc.	8,715	300,668

See Notes to Financial Statements.

1225

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Quicksilver Resources, Inc.*	5,995	$16,007
Renewable Energy Group, Inc.*	1,925	22,080
Resolute Energy Corp.*	4,323	37,351
REX American Resources Corp.*	70	5,132
Rice Energy, Inc.*	11,500	350,175
Rosetta Resources, Inc.*	2,963	162,521
RSP Permian, Inc.*	882	28,612
Sanchez Energy Corp.*	1,037	38,981
SandRidge Energy, Inc.*	27,428	196,110
Scorpio Tankers, Inc.	11,044	112,317
Ship Finance International Ltd.	3,360	62,462
Stone Energy Corp.*	3,109	145,470
Swift Energy Co.*	2,457	31,892
Teekay Corp.	1,368	85,158
Teekay Tankers Ltd., Class A	3,364	14,432
TransAtlantic Petroleum Ltd.*	562	6,401
Triangle Petroleum Corp.*	1,867	21,937
Ultra Petroleum Corp.*	5,926	175,943
VAALCO Energy, Inc.*	2,742	19,825
W&T Offshore, Inc.	1,155	18,907
Warren Resources, Inc.*	4,036	25,023
Westmoreland Coal Co.*	723	26,230
Whiting Petroleum Corp.*	9,728	780,672
World Fuel Services Corp.	3,163	155,714
WPX Energy, Inc.*	11,211	268,055

		12,333,027

Total Energy		18,365,518

Financials (33.5%)
Banks (7.9%)
1st Source Corp.	816	24,986
1st United Bancorp, Inc./Florida	1,533	13,214
American National Bankshares, Inc.	474	10,300
Ameris Bancorp*	1,375	29,645
Ames National Corp.	450	10,413
Arrow Financial Corp.	587	15,227
Associated Banc-Corp	8,811	159,303
Banc of California, Inc.	1,682	18,334
BancFirst Corp.	389	24,079
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,701	50,469
Bancorp, Inc./Delaware*	1,882	22,415
BancorpSouth, Inc.	5,283	129,803
Bank of Hawaii Corp.	9,381	550,571
Bank of Kentucky Financial Corp.	318	11,063
Bank of Marin Bancorp/California	299	13,631
BankUnited, Inc.	5,647	189,062
Banner Corp.	1,062	42,087
BBCN Bancorp, Inc.	4,394	70,084
BNC Bancorp	1,081	18,453
BOK Financial Corp.	1,522	101,365
Boston Private Financial Holdings, Inc.	4,342	58,357
Bridge Bancorp, Inc.	671	16,097
Bridge Capital Holdings*	543	13,146
Bryn Mawr Bank Corp.	744	21,665
Camden National Corp.	404	15,659

Capital Bank Financial Corp., Class A*	1,379	$32,558
Capital City Bank Group, Inc.	589	8,558
Cardinal Financial Corp.	1,651	30,477
Cascade Bancorp*	1,607	8,373
Cathay General Bancorp	4,421	113,001
Center Bancorp, Inc.*	838	23,228
Centerstate Banks, Inc.	1,978	22,154
Central Pacific Financial Corp.	913	18,123
Century Bancorp, Inc./Massachusetts, Class A	177	6,255
Chemical Financial Corp.	1,685	47,315
Citizens & Northern Corp.	759	14,793
City Holding Co.	869	39,209
City National Corp./California	5,464	413,953
CNB Financial Corp./Pennsylvania	842	14,146
CoBiz Financial, Inc.	1,798	19,364
Columbia Banking System, Inc.	2,917	76,746
Comerica, Inc.	11,494	576,539
Commerce Bancshares, Inc./Missouri	4,522	210,273
Community Bank System, Inc.	2,270	82,174
Community Trust Bancorp, Inc.	880	30,114
CommunityOne Bancorp*	602	5,839
CU Bancorp*	529	10,088
Cullen/Frost Bankers, Inc.	2,960	235,083
Customers Bancorp, Inc.*	1,429	28,594
CVB Financial Corp.	5,834	93,519
Eagle Bancorp, Inc.*	344	11,610
East West Bancorp, Inc.	20,286	709,807
Enterprise Bancorp, Inc./Massachusetts	408	8,417
Enterprise Financial Services Corp.	1,021	18,439
F.N.B. Corp./Pennsylvania	9,320	119,482
Fidelity Southern Corp.	901	11,704
Financial Institutions, Inc.	752	17,612
First Bancorp, Inc./Maine	597	10,424
First Bancorp/North Carolina	1,059	19,433
First BanCorp/Puerto Rico*	5,732	31,182
First Busey Corp.	3,894	22,624
First Business Financial Services, Inc.	218	10,253
First Citizens BancShares, Inc./North Carolina, Class A	412	100,940
First Commonwealth Financial Corp.	5,226	48,184
First Community Bancshares, Inc./Virginia	895	12,825
First Connecticut Bancorp, Inc./Connecticut	845	13,562
First Financial Bancorp	3,291	56,638
First Financial Bankshares, Inc.	1,570	49,251
First Financial Corp./Indiana	652	20,988
First Horizon National Corp.	45,556	540,294
First Interstate BancSystem, Inc.	999	27,153
First Merchants Corp.	1,954	41,308
First Midwest Bancorp, Inc./Illinois	4,126	70,266
First NBC Bank Holding Co.*	833	27,914

See Notes to Financial Statements.

1226

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

First Niagara Financial Group, Inc.	77,584	$678,084
First of Long Island Corp.	427	16,687
First Republic Bank/California	20,996	1,154,570
FirstMerit Corp.	9,215	181,996
Flushing Financial Corp.	1,660	34,113
Fulton Financial Corp.	41,481	513,950
German American Bancorp, Inc.	722	19,552
Glacier Bancorp, Inc.	4,126	117,096
Great Southern Bancorp, Inc.	552	17,692
Guaranty Bancorp	836	11,620
Hampton Roads Bankshares, Inc.*	1,460	2,526
Hancock Holding Co.	4,543	160,459
Hanmi Financial Corp.	1,716	36,173
Heartland Financial USA, Inc.	839	20,748
Heritage Commerce Corp.	996	8,137
Heritage Financial Corp./Washington	1,675	26,951
Heritage Oaks Bancorp*	1,160	8,851
Home BancShares, Inc./Arkansas	572	18,773
HomeTrust Bancshares, Inc.*	1,151	18,151
Horizon Bancorp/Indiana	483	10,549
Hudson Valley Holding Corp.	788	14,223
Huntington Bancshares, Inc./Ohio	45,750	436,455
Iberiabank Corp.	1,742	120,529
Independent Bank Corp./Michigan	1,316	50,508
Independent Bank Group, Inc.	280	15,588
International Bancshares Corp.	3,008	81,216
Investors Bancorp, Inc.	17,392	192,182
Lakeland Bancorp, Inc.	2,049	22,129
Lakeland Financial Corp.	903	34,459
Macatawa Bank Corp.	1,318	6,682
MainSource Financial Group, Inc.	1,085	18,716
MB Financial, Inc.	3,033	82,043
Mercantile Bank Corp.	858	19,631
Merchants Bancshares, Inc./Vermont	288	9,210
Metro Bancorp, Inc.*	803	18,565
MidSouth Bancorp, Inc.	417	8,294
MidWestOne Financial Group, Inc.	369	8,852
National Bank Holdings Corp., Class A	2,286	45,583
National Bankshares, Inc./Virginia	374	11,553
National Penn Bancshares, Inc.	43,390	459,066
NBT Bancorp, Inc.	2,454	58,945
NewBridge Bancorp*	1,766	14,234
Northrim BanCorp, Inc.	370	9,461
OFG Bancorp	2,483	45,712
Old Line Bancshares, Inc.	416	6,556
Old National Bancorp/Indiana	5,877	83,924
OmniAmerican Bancorp, Inc.	660	16,500
Opus Bank*	315	9,154
Pacific Continental Corp.	943	12,947
Pacific Premier Bancorp, Inc.*	883	12,442
PacWest Bancorp	21,274	918,399
Palmetto Bancshares, Inc.*	177	2,547
Park National Corp.	725	55,970
Park Sterling Corp.	2,417	15,928

Peapack-Gladstone Financial Corp.	597	$12,662
Penns Woods Bancorp, Inc.	282	13,282
Peoples Bancorp, Inc./Ohio	576	15,235
Peoples Financial Services Corp.	406	20,864
Pinnacle Financial Partners, Inc.	1,977	78,052
Popular, Inc.*	75,925	2,595,117
Preferred Bank/California*	679	16,052
PrivateBancorp, Inc.	3,963	115,165
Prosperity Bancshares, Inc.	3,860	241,636
Renasant Corp.	1,738	50,524
Republic Bancorp, Inc./Kentucky, Class A	542	12,856
Republic First Bancorp, Inc.*	1,653	8,331
S&T Bancorp, Inc.	1,637	40,679
Sandy Spring Bancorp, Inc.	1,375	34,251
Seacoast Banking Corp. of Florida*	1,013	11,011
ServisFirst Bancshares, Inc.*	32	2,766
Sierra Bancorp	616	9,733
Signature Bank/New York*	4,160	524,909
Simmons First National Corp., Class A	899	35,412
South State Corp.	1,333	81,313
Southside Bancshares, Inc.	1,031	29,858
Southwest Bancorp, Inc./Oklahoma	1,054	17,981
Square 1 Financial, Inc., Class A*	235	4,467
State Bank Financial Corp.	1,749	29,576
Sterling Bancorp/Delaware	4,614	55,368
Stock Yards Bancorp, Inc.	779	23,292
Stonegate Bank	561	14,137
Suffolk Bancorp*	656	14,635
Sun Bancorp, Inc./New Jersey*	2,327	9,331
Susquehanna Bancshares, Inc.	10,438	110,225
SVB Financial Group*	2,556	298,081
Synovus Financial Corp.	7,674	187,092
Talmer Bancorp, Inc., Class A*	1,044	14,397
Taylor Capital Group, Inc.*	977	20,888
TCF Financial Corp.	9,185	150,358
Texas Capital Bancshares, Inc.*	1,556	83,946
Tompkins Financial Corp.	866	41,724
TowneBank/Virginia	1,601	25,152
Trico Bancshares	870	20,132
Tristate Capital Holdings, Inc.*	1,212	17,126
Trustmark Corp.	3,777	93,254
UMB Financial Corp	2,081	131,915
Umpqua Holdings Corp	9,279	166,280
Union Bankshares Corp	2,542	65,202
United Bankshares, Inc./West Virginia .	3,848	124,406
United Community Banks, Inc./Georgia	2,747	44,968
Univest Corp. of Pennsylvania	921	19,065
Valley National Bancorp	11,450	113,470
VantageSouth Bancshares, Inc.*	1,114	6,628
ViewPoint Financial Group, Inc.	1,967	52,932
Washington Trust Bancorp, Inc.	806	29,637
Webster Financial Corp.	4,993	157,479
WesBanco, Inc.	1,455	45,163
West Bancorp, Inc.	809	12,321
Westamerica Bancorp	1,462	76,433

See Notes to Financial Statements.

1227

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Western Alliance Bancorp*	23,148	$550,922
Wilshire Bancorp, Inc.	3,798	39,005
Wintrust Financial Corp.	2,598	119,508
Yadkin Financial Corp.*	738	13,904
Zions Bancorp	10,212	300,948

		19,016,151

Capital Markets (1.2%)
Ares Capital Corp.	19,795	353,539
Ares Management LP	14,200	272,356
Arlington Asset Investment Corp., Class A	1,048	28,642
BGC Partners, Inc., Class A	7,044	52,407
Calamos Asset Management, Inc., Class A	908	12,158
CIFC Corp.	266	2,397
CorEnergy Infrastructure Trust, Inc. (REIT)	1,865	13,820
Cowen Group, Inc., Class A*	6,291	26,548
E*TRADE Financial Corp.*	15,945	338,991
FBR & Co.*	464	12,588
Federated Investors, Inc., Class B	1,360	42,051
FXCM, Inc., Class A	2,483	37,146
GFI Group, Inc.	4,212	13,984
ICG Group, Inc.*	2,263	47,251
INTL FCStone, Inc.*	646	12,868
Investment Technology Group, Inc.*	1,965	33,169
Janus Capital Group, Inc.	8,194	102,261
KCG Holdings, Inc., Class A*	2,884	34,262
Legg Mason, Inc	3,469	177,994
Manning & Napier, Inc.	718	12,393
Moelis & Co.*	359	12,066
Oppenheimer Holdings, Inc., Class A	537	12,883
Piper Jaffray Cos.*	890	46,075
Raymond James Financial, Inc.	14,056	713,061
Safeguard Scientifics, Inc.*	1,115	23,181
SEI Investments Co.	431	14,124
Stifel Financial Corp.*	3,618	171,312
SWS Group, Inc.*	1,592	11,590
Waddell & Reed Financial, Inc., Class A	3,998	250,235
Walter Investment Management Corp.*	2,085	62,091

		2,943,443

Consumer Finance (0.8%)
Cash America International, Inc.	1,574	69,933
Consumer Portfolio Services, Inc.*	1,099	8,374
Encore Capital Group, Inc.*	462	20,984
Ezcorp, Inc., Class A*	2,853	32,952
Green Dot Corp., Class A*	1,755	33,310
Imperial Holdings, Inc.*	222,000	1,514,040
JGWPT Holdings, Inc., Class A*	668	7,522
Nelnet, Inc., Class A	1,122	46,485
Nicholas Financial, Inc.	642	9,219
Regional Management Corp.*	582	9,004
SLM Corp.	15,587	129,528
Springleaf Holdings, Inc.*	1,371	35,577

		1,916,928

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	1,286	$10,121
Marlin Business Services Corp.	406	7,385
MSCI, Inc.*	3,621	166,023
NASDAQ OMX Group, Inc.	6,422	248,018
NewStar Financial, Inc.*	1,474	20,724
PHH Corp.*	3,196	73,444
PICO Holdings, Inc.*	1,278	30,365
Resource America, Inc., Class A	683	6,386
Tiptree Financial, Inc. (REIT), Class A	530	4,611

		567,077

Insurance (10.5%)
Alleghany Corp.*	922	403,947
Allied World Assurance Co. Holdings AG	5,468	207,893
Ambac Financial Group, Inc.*	1,300	35,503
American Equity Investment Life
Holding Co.	27,157	668,062
American Financial Group, Inc./Ohio	3,382	201,432
American National Insurance Co.	398	45,452
AMERISAFE, Inc.	1,024	41,646
AmTrust Financial Services, Inc.	479	20,027
Arch Capital Group Ltd.*	15,896	913,066
Argo Group International Holdings Ltd. .	1,445	73,854
Arthur J. Gallagher & Co.	526	24,512
Aspen Insurance Holdings Ltd.	3,639	165,283
Assurant, Inc.	3,982	261,020
Assured Guaranty Ltd.	9,946	243,677
Axis Capital Holdings Ltd.	6,009	266,079
Baldwin & Lyons, Inc., Class B	558	14,475
Brown & Brown, Inc.	43,425	1,333,582
Citizens, Inc./Texas*	2,348	17,375
CNO Financial Group, Inc.	11,996	213,529
Crawford & Co., Class B	1,090	10,987
Donegal Group, Inc., Class A	528	8,078
EMC Insurance Group, Inc.	269	8,280
Employers Holdings, Inc.	724	15,334
Endurance Specialty Holdings Ltd.	20,302	1,047,380
Enstar Group Ltd.*	1,961	295,582
Everest Reinsurance Group Ltd.	5,058	811,758
FBL Financial Group, Inc., Class A	494	22,724
Federated National Holding Co.	56	1,428
Fidelity & Guaranty Life	604	14,460
Fidelity National Financial, Inc., Class A	15,358	503,128
First American Financial Corp.	75,939	2,110,345
Genworth Financial, Inc., Class A*	27,459	477,787
Global Indemnity plc*	473	12,293
Greenlight Capital Reinsurance Ltd., Class A*	19,113	629,582
Hallmark Financial Services, Inc.*	781	8,396
Hanover Insurance Group, Inc.	2,466	155,728
Hartford Financial Services Group, Inc.	11,001	393,946

See Notes to Financial Statements.

1228

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

HCC Insurance Holdings, Inc.	32,432	$1,587,222
HCI Group, Inc	164	6,658
Hilltop Holdings, Inc.*	3,804	80,873
Horace Mann Educators Corp.	2,262	70,733
Independence Holding Co.	396	5,595
Infinity Property & Casualty Corp.	3,804	255,743
Kansas City Life Insurance Co.	193	8,778
Kemper Corp.	2,554	94,140
Maiden Holdings Ltd.	2,532	30,612
Markel Corp.*	1,550	1,016,242
MBIA, Inc.*	123,324	1,361,497
Meadowbrook Insurance Group, Inc.	2,703	19,435
Mercury General Corp.	995	46,805
Montpelier Reinsurance Holdings Ltd .	2,177	69,555
National Interstate Corp.	323	9,050
National Western Life Insurance Co., Class A	123	30,677
Navigators Group, Inc.*	8,309	557,118
Old Republic International Corp	133,944	2,215,434
OneBeacon Insurance Group Ltd.,
Class A	1,344	20,886
PartnerReinsurance Ltd.	2,817	307,645
Phoenix Cos., Inc.*	310	15,001
Platinum Underwriters Holdings Ltd.	1,480	95,978
Primerica, Inc.	2,966	141,923
ProAssurance Corp.	3,305	146,742
Protective Life Corp.	4,349	301,516
Reinsurance Group of America, Inc.	10,426	822,611
RenaissanceReinsurance Holdings Ltd.	2,249	240,643
RLI Corp.	2,379	108,911
Safety Insurance Group, Inc	761	39,100
Selective Insurance Group, Inc	3,104	76,731
StanCorp Financial Group, Inc.	2,399	153,536
State Auto Financial Corp.	799	18,721
Stewart Information Services Corp.	1,198	37,150
Symetra Financial Corp.	4,123	93,757
Third Point Reinsurance Ltd.*	3,151	48,084
United Fire Group, Inc.	1,138	33,366
United Insurance Holdings Corp.	61	1,053
Universal Insurance Holdings, Inc.	116	1,504
Validus Holdings Ltd.	5,216	199,460
W. R. Berkley Corp.	5,577	258,271
White Mountains Insurance Group Ltd. .	346	210,520
Willis Group Holdings plc	49,485	2,142,700
XL Group plc	14,338	469,283

		25,128,889

Real Estate Investment Trusts (REITs) (8.7%)
Acadia Realty Trust (REIT)	3,244	91,124
AG Mortgage Investment Trust, Inc. (REIT)	2,077	39,318
Agree Realty Corp. (REIT)	950	28,718

Alexander’s, Inc. (REIT)	7	$2,586
Alexandria Real Estate Equities, Inc. (REIT)	4,029	312,812
Altisource Residential Corp. (REIT)	3,192	83,088
American Assets Trust, Inc. (REIT)	1,309	45,226
American Campus Communities, Inc. (REIT)	15,752	602,356
American Capital Mortgage Investment Corp. (REIT)	3,327	66,607
American Homes 4 Rent (REIT), Class A	7,854	139,487
American Realty Capital Healthcare Trust, Inc. (REIT)	9,567	104,185
American Residential Properties, Inc. (REIT)*	1,847	34,631
AmREIT, Inc. (REIT)	1,190	21,777
Anworth Mortgage Asset Corp. (REIT)	8,632	44,541
Apartment Investment & Management Co. (REIT), Class A	3,563	114,978
Apollo Commercial Real Estate Finance, Inc. (REIT)	3,124	51,515
Apollo Residential Mortgage, Inc. (REIT)	1,770	29,594
Ares Commercial Real Estate Corp. (REIT)	1,658	20,576
Armada Hoffler Properties, Inc. (REIT)	1,111	10,754
ARMOUR Residential REIT, Inc. (REIT)	21,971	95,134
Ashford Hospitality Prime, Inc. (REIT)	605	10,382
Ashford Hospitality Trust, Inc. (REIT)	3,926	45,306
Associated Estates Realty Corp. (REIT)	3,276	59,034
Aviv REIT, Inc. (REIT)	1,115	31,410
BioMed Realty Trust, Inc. (REIT)	31,118	679,306
Brandywine Realty Trust (REIT)	8,804	137,342
Brixmor Property Group, Inc. (REIT)	2,782	63,847
Camden Property Trust (REIT)	11,455	815,023
Campus Crest Communities, Inc. (REIT)	3,719	32,207
Capstead Mortgage Corp. (REIT)	3,920	51,548
CareTrust REIT, Inc. (REIT)*	203	4,019
CatchMark Timber Trust, Inc. (REIT), Class A	721	9,856
CBL & Associates Properties, Inc. (REIT)	9,364	177,916
Cedar Realty Trust, Inc. (REIT)	4,351	27,194
Chambers Street Properties (REIT)	13,853	111,378
Chatham Lodging Trust (REIT)	1,570	34,383
Chesapeake Lodging Trust (REIT)	2,875	86,911
Chimera Investment Corp. (REIT)	59,758	190,628
Colony Financial, Inc. (REIT)	5,559	129,080

See Notes to Financial Statements.

1229

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Columbia Property Trust, Inc. (REIT)	5,975	$155,410
CommonWealth REIT (REIT)	6,594	173,554
Corporate Office Properties Trust/Maryland (REIT)	4,922	136,881
Corrections Corp. of America (REIT)	24,581	807,486
Cousins Properties, Inc. (REIT)	10,918	135,929
CubeSmart (REIT)	8,015	146,835
CyrusOne, Inc. (REIT)	1,062	26,444
CYS Investments, Inc. (REIT)	8,946	80,693
DCT Industrial Trust, Inc. (REIT)	18,470	151,639
DDR Corp. (REIT)	39,656	699,135
DiamondRock Hospitality Co. (REIT)	10,925	140,058
Douglas Emmett, Inc. (REIT)	7,990	225,478
Duke Realty Corp. (REIT)	18,377	333,726
DuPont Fabros Technology, Inc. (REIT)	2,496	67,292
Dynex Capital, Inc. (REIT)	3,986	35,276
EastGroup Properties, Inc. (REIT)	194	12,461
Education Realty Trust, Inc. (REIT)	6,350	68,199
EPR Properties (REIT)	3,142	175,544
Equity Lifestyle Properties, Inc. (REIT)	1,340	59,174
Equity One, Inc. (REIT)	3,554	83,839
Excel Trust, Inc. (REIT)	2,950	39,324
Federal Realty Investment Trust (REIT)	1,281	154,899
FelCor Lodging Trust, Inc. (REIT)	6,874	72,246
First Industrial Realty Trust, Inc. (REIT)	6,072	114,396
First Potomac Realty Trust (REIT)	3,360	44,083
Franklin Street Properties Corp. (REIT)	5,382	67,706
Gaming and Leisure Properties, Inc. (REIT)	3,951	134,215
Geo Group, Inc. (REIT)	4,041	144,385
Getty Realty Corp. (REIT)	1,561	29,784
Gladstone Commercial Corp. (REIT)	1,283	22,927
Glimcher Realty Trust (REIT)	1,201	13,007
Government Properties Income Trust (REIT)	2,262	57,432
Gramercy Property Trust, Inc. (REIT)	6,503	39,343
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,238	17,753
Hatteras Financial Corp. (REIT)	6,027	119,395
Healthcare Realty Trust, Inc. (REIT)	5,391	137,039
Healthcare Trust of America, Inc. (REIT), Class A	11,389	137,124
Hersha Hospitality Trust (REIT)	11,295	75,789
Highwoods Properties, Inc. (REIT)	7,280	305,396
Home Properties, Inc. (REIT)	3,254	208,126

Hospitality Properties Trust (REIT)	8,267	$251,317
Hudson Pacific Properties, Inc. (REIT)	3,168	80,277
Inland Real Estate Corp. (REIT)	5,040	53,575
Invesco Mortgage Capital, Inc. (REIT)	7,524	130,617
Investors Real Estate Trust (REIT)	6,207	57,166
iStar Financial, Inc. (REIT)*	60,264	902,755
Kilroy Realty Corp. (REIT)	4,590	285,865
Kite Realty Group Trust (REIT)	7,338	45,055
LaSalle Hotel Properties (REIT)	5,745	202,741
Lexington Realty Trust (REIT)	11,502	126,637
Liberty Property Trust (REIT)	18,153	688,543
LTC Properties, Inc. (REIT)	2,029	79,212
Mack-Cali Realty Corp. (REIT)	5,104	109,634
Medical Properties Trust, Inc. (REIT)	9,889	130,930
MFA Financial, Inc. (REIT)	21,599	177,328
Mid-America Apartment Communities, Inc. (REIT)	12,464	910,495
Monmouth Real Estate Investment Corp. (REIT), Class A	3,473	34,869
National Retail Properties, Inc. (REIT)	6,991	259,995
New Residential Investment Corp. (REIT)	16,149	101,739
New York Mortgage Trust, Inc. (REIT)	5,657	44,181
New York REIT, Inc. (REIT)	10,076	111,441
NorthStar Realty Finance Corp. (REIT)	16,026	278,532
Omega Healthcare Investors, Inc. (REIT)	4,817	177,555
One Liberty Properties, Inc. (REIT)	821	17,520
Owens Realty Mortgage, Inc. (REIT)	663	12,895
Parkway Properties, Inc./Maryland (REIT)	3,968	81,939
Pebblebrook Hotel Trust (REIT)	3,606	133,278
Pennsylvania Real Estate Investment Trust (REIT)	3,861	72,664
PennyMac Mortgage Investment Trust (REIT)	2,677	58,733
Physicians Realty Trust (REIT)	1,961	28,219
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,759	165,895
Post Properties, Inc. (REIT)	3,006	160,701
PS Business Parks, Inc. (REIT)	547	45,669
RAIT Financial Trust (REIT)	4,491	37,141
Ramco-Gershenson Properties Trust (REIT)	4,037	67,095
Rayonier, Inc. (REIT)	6,266	222,756
Redwood Trust, Inc. (REIT)	4,631	90,166
Regency Centers Corp. (REIT)	5,162	287,420
Resource Capital Corp. (REIT)	8,156	45,918
Retail Opportunity Investments Corp. (REIT)	4,143	65,169
Retail Properties of America, Inc. (REIT), Class A	13,176	202,647

See Notes to Financial Statements.

1230

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Rexford Industrial Realty, Inc. (REIT)	1,643	$23,396
RLJ Lodging Trust (REIT)	7,247	209,366
Rouse Properties, Inc. (REIT)	2,042	34,939
Ryman Hospitality Properties, Inc. (REIT)	1,191	57,347
Sabra Health Care REIT, Inc. (REIT)	268	7,694
Saul Centers, Inc. (REIT)	70	3,402
Select Income REIT (REIT)	2,245	66,542
Senior Housing Properties Trust (REIT).	11,248	273,214
Silver Bay Realty Trust Corp. (REIT)	58,568	955,830
Sovran Self Storage, Inc. (REIT)	271	20,935
Spirit Realty Capital, Inc. (REIT)	22,246	252,715
STAG Industrial, Inc. (REIT)	3,035	72,870
Strategic Hotels & Resorts, Inc. (REIT)*	3,227	37,788
Summit Hotel Properties, Inc. (REIT)	4,797	50,848
Sunstone Hotel Investors, Inc. (REIT)	10,140	151,390
Tanger Factory Outlet Centers, Inc. (REIT)	1,977	69,136
Taubman Centers, Inc. (REIT)	265	20,090
Terreno Realty Corp. (REIT)	1,892	36,572
Trade Street Residential, Inc. (REIT)	1,108	8,299
Two Harbors Investment Corp. (REIT)	20,210	211,801
UMH Properties, Inc. (REIT)	1,383	13,871
Urstadt Biddle Properties, Inc. (REIT), Class A	222	4,635
Washington Prime Group, Inc. (REIT)*	8,750	163,975
Washington Real Estate Investment Trust (REIT)	3,720	96,646
Weingarten Realty Investors (REIT)	6,873	225,709
Western Asset Mortgage Capital Corp. (REIT)	2,245	31,812
Whitestone REIT (REIT)	1,553	23,155
Winthrop Realty Trust (REIT)	2,077	31,882
WP Carey, Inc. (REIT)	5,610	361,284

		20,838,626

Real Estate Management & Development (1.7%)
Alexander & Baldwin, Inc.	2,723	112,868
AV Homes, Inc.*	608	9,941
Consolidated-Tomoka Land Co.	161	7,390
Forest City Enterprises, Inc., Class A*	9,072	180,261
Forestar Group, Inc.*	1,764	33,675
Howard Hughes Corp.*	18,057	2,849,936
Jones Lang LaSalle, Inc.	1,837	232,178
Kennedy-Wilson Holdings, Inc	3,625	97,223
RE/MAX Holdings, Inc., Class A	573	16,955
Realogy Holdings Corp.*	10,895	410,850
St. Joe Co.*	219	5,569
Tejon Ranch Co.*	684	22,018

		3,978,864

Thrifts & Mortgage Finance (2.5%)
Astoria Financial Corp	4,745	$63,820
Bank Mutual Corp	2,243	13,009
BankFinancial Corp	994	11,093
BBX Capital Corp., Class A*	462	8,316
Beneficial Mutual Bancorp, Inc.*	1,650	22,374
Berkshire Hills Bancorp, Inc.	1,437	33,367
BFC Financial Corp., Class A*	475,065	1,757,740
Brookline Bancorp, Inc.	4,034	37,799
Capitol Federal Financial, Inc	7,947	96,636
Charter Financial Corp./Maryland	1,169	12,976
Clifton Bancorp, Inc.	1,375	17,421
Dime Community Bancshares, Inc.	1,849	29,196
ESB Financial Corp	715	9,252
Essent Group Ltd.*	15,600	313,404
EverBank Financial Corp.	4,999	100,780
Federal Agricultural Mortgage Corp., Class C	581	18,057
First Defiance Financial Corp	504	14,465
First Financial Northwest, Inc.	699	7,598
Flagstar Bancorp, Inc.*	1,155	20,906
Fox Chase Bancorp, Inc.	612	10,318
Franklin Financial Corp./Virginia*	429	9,309
Home Loan Servicing Solutions Ltd.	4,080	92,738
HomeStreet, Inc.	829	15,229
Hudson City Bancorp, Inc.	29,252	287,547
Kearny Financial Corp.*	726	10,992
Ladder Capital Corp., Class A*	849	15,341
Meta Financial Group, Inc.	333	13,320
MGIC Investment Corp.*	181,483	1,676,903
NASB Financial, Inc.	174	4,115
Nationstar Mortgage Holdings, Inc.*	9,009	327,027
NMI Holdings, Inc., Class A*	2,810	29,505
Northfield Bancorp, Inc	3,040	39,854
Northwest Bancshares, Inc	5,361	72,749
OceanFirst Financial Corp.	727	12,039
Oritani Financial Corp	2,645	40,707
PennyMac Financial Services, Inc., Class A*	302	4,587
People’s United Financial, Inc.	17,410	264,110
Provident Financial Services, Inc.	3,363	58,247
Radian Group, Inc	8,463	125,337
Stonegate Mortgage Corp.*	679	9,472
Territorial Bancorp, Inc.	478	9,981
TFS Financial Corp.*	4,266	60,833
Tree.com, Inc.*	185	5,391
TrustCo Bank Corp.	5,453	36,426
United Community Financial
Corp./Ohio*	2,776	11,465
United Financial Bancorp, Inc.	2,481	33,618
Walker & Dunlop, Inc.*	1,028	14,505
Washington Federal, Inc.	5,587	125,316
Waterstone Financial, Inc.	1,858	21,200
WSFS Financial Corp.	465	34,257

		6,060,647

Total Financials		80,450,625

See Notes to Financial Statements.

1231

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (6.5%)
Biotechnology (0.2%)
ACADIA Pharmaceuticals, Inc.*	345	$7,794
Achillion Pharmaceuticals, Inc.*	4,226	31,991
Agenus, Inc.*	913	2,940
Alkermes plc*	1,148	57,779
Alnylam Pharmaceuticals, Inc.*	553	34,933
AMAG Pharmaceuticals, Inc.*	385	7,977
Anacor Pharmaceuticals, Inc.*	1,164	20,638
Array BioPharma, Inc.*	1,286	5,864
BioCryst Pharmaceuticals, Inc.*	773	9,856
Celldex Therapeutics, Inc.*	468	7,638
ChemoCentryx, Inc.*	1,451	8,488
Cubist Pharmaceuticals, Inc.*	223	15,570
Cytokinetics, Inc.*	1,878	8,977
Cytori Therapeutics, Inc.*	1,022	2,443
CytRx Corp.*	2,222	9,288
Dynavax Technologies Corp.*	14,442	23,107
Emergent Biosolutions, Inc.*	1,393	31,287
Geron Corp.*	8,577	27,532
Hyperion Therapeutics, Inc.*	150	3,915
Idenix Pharmaceuticals, Inc.*	1,137	27,402
Idera Pharmaceuticals, Inc.*	332	963
Immunomedics, Inc.*	146	533
Inovio Pharmaceuticals, Inc.*	382	4,129
InterMune, Inc.*	563	24,856
Lexicon Pharmaceuticals, Inc.*	765	1,232
Merrimack Pharmaceuticals, Inc.*	295	2,150
Myriad Genetics, Inc.*	506	19,693
Navidea Biopharmaceuticals, Inc.*	2,035	3,012
NeoStem, Inc.*	755	4,923
NPS Pharmaceuticals, Inc.*	405	13,385
Osiris Therapeutics, Inc.*	65	1,015
OvaScience, Inc.*	811	7,437
Peregrine Pharmaceuticals, Inc.*	584	1,098
Progenics Pharmaceuticals, Inc.*	2,846	12,266
Prothena Corp. plc*	899	20,272
PTC Therapeutics, Inc.*	158	4,130
Rigel Pharmaceuticals, Inc.*	4,813	17,471
Spectrum Pharmaceuticals, Inc.*	2,754	22,390
Verastem, Inc.*	1,029	9,323
XOMA Corp.*	813	3,732

		519,429

Health Care Equipment & Supplies (1.7%)
Alere, Inc.*	4,575	171,197
Analogic Corp.	672	52,577
AngioDynamics, Inc.*	1,346	21,980
AtriCure, Inc.*	391	7,187
Boston Scientific Corp.*	99,177	1,266,490
CareFusion Corp.*	10,247	454,454
CONMED Corp.	1,511	66,711
Cooper Cos., Inc.	692	93,787
CryoLife, Inc.	1,456	13,031
Cynosure, Inc., Class A*	807	17,149
Derma Sciences, Inc.*	1,261	14,577
Exactech, Inc.*	516	13,019
Greatbatch, Inc.*	1,377	67,556
Haemonetics Corp.*	2,635	92,963
Hill-Rom Holdings, Inc.	2,930	121,624
Hologic, Inc.*	9,006	228,302

ICU Medical, Inc.*	738	$44,878
Integra LifeSciences Holdings Corp.*	810	38,119
Invacare Corp.	1,770	32,515
Merit Medical Systems, Inc.*	2,375	35,862
NuVasive, Inc.*	428	15,224
OraSure Technologies, Inc.*	2,856	24,590
Orthofix International N.V.*	20,351	737,724
PhotoMedex, Inc.*	758	9,286
Rockwell Medical, Inc.*	1,990	23,860
RTI Surgical, Inc.*	3,209	13,959
Sirona Dental Systems, Inc.*	1,227	101,178
SurModics, Inc.*	577	12,359
Symmetry Medical, Inc.*	2,028	17,968
Teleflex, Inc.	2,282	240,979
Tornier N.V.*	1,958	45,778
TransEnterix, Inc.*	1,453	7,323
Unilife Corp.*	955	2,827
Wright Medical Group, Inc.*	1,477	46,378

		4,153,411

Health Care Providers & Services (2.6%)
Addus HomeCare Corp.*	317	7,126
Alliance HealthCare Services, Inc.*	161	4,347
Almost Family, Inc.*	472	10,422
Amedisys, Inc.*	1,531	25,629
AMN Healthcare Services, Inc.*	2,540	31,242
Amsurg Corp.*	1,413	64,390
Bio-Reference Labs, Inc.*	92	2,780
BioScrip, Inc.*	3,793	31,634
BioTelemetry, Inc.*	561	4,022
Catamaran Corp.*	15,485	683,818
Chindex International, Inc.*	80	1,895
Community Health Systems, Inc.*	12,979	588,857
Cross Country Healthcare, Inc.*	1,712	11,162
Ensign Group, Inc.	51	1,585
ExamWorks Group, Inc.*	8,400	266,532
Five Star Quality Care, Inc.*	2,434	12,194
Hanger, Inc.*	5,042	158,571
Health Net, Inc.*	4,443	184,562
HealthSouth Corp.	1,151	41,286
Healthways, Inc.*	815	14,295
IPC The Hospitalist Co., Inc.*	399	17,644
Kindred Healthcare, Inc	3,025	69,878
LHC Group, Inc.*	679	14,510
LifePoint Hospitals, Inc.*	14,129	877,411
Magellan Health, Inc.*	1,525	94,916
MEDNAX, Inc.*	8,022	466,479
National Healthcare Corp.	556	31,297
National Research Corp., Class A*	82	1,147
Omnicare, Inc	5,472	364,271
Owens & Minor, Inc.	3,498	118,862
Patterson Cos., Inc.	4,311	170,328
PharMerica Corp.*	1,663	47,545
Quest Diagnostics, Inc	4,763	279,541
Select Medical Holdings Corp.	251	3,916
Skilled Healthcare Group, Inc., Class A*	659	4,145
Surgical Care Affiliates, Inc.*	36	1,047
Team Health Holdings, Inc.*	7,881	393,577

See Notes to Financial Statements.

1232

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Triple-S Management Corp., Class B*	1,378	$24,708
Universal American Corp.	57,093	475,585
Universal Health Services, Inc., Class B	3,834	367,144
VCA, Inc.*	4,881	171,274
WellCare Health Plans, Inc.*	2,248	167,836

		6,309,410

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	6,249	100,297
Castlight Health, Inc., Class B*	122	1,854
MedAssets, Inc.*	204	4,659

		106,810

Life Sciences Tools & Services (1.5%)
Affymetrix, Inc.*	2,990	26,641
Albany Molecular Research, Inc.*	1,277	25,693
Bio-Rad Laboratories, Inc., Class A*	1,156	138,385
Charles River Laboratories International, Inc.*	1,400	74,928
Covance, Inc.*	309	26,444
Harvard Bioscience, Inc.*	329,000	1,496,950
PerkinElmer, Inc	16,730	783,633
QIAGEN N.V.*	12,882	314,965
Quintiles Transnational Holdings, Inc.*	10,776	574,253
Techne Corp	1,042	96,458

		3,558,350

Pharmaceuticals (0.4%)
Actavis plc*	2,581	575,692
Impax Laboratories, Inc.*	3,137	94,079
Mallinckrodt plc*	1,738	139,075
Medicines Co.*	359	10,432
Nektar Therapeutics*	3,044	39,024
Omeros Corp.*	98	1,705
Revance Therapeutics, Inc.*	146	4,964
Sagent Pharmaceuticals, Inc.*	237	6,129
SciClone Pharmaceuticals, Inc.*	1,071	5,633
Theravance Biopharma, Inc.*	68	2,168
Theravance, Inc.*	240	7,147
XenoPort, Inc.*	2,931	14,157

		900,205

Total Health Care		15,547,615

Industrials (12.5%)
Aerospace & Defense (1.5%)
AAR Corp.	2,168	59,750
Aerovironment, Inc.*	477	15,169
Alliant Techsystems, Inc.	1,756	235,163
American Science & Engineering, Inc	.378	26,305
Cubic Corp.	1,074	47,804
Curtiss-Wright Corp.	1,959	128,432
DigitalGlobe, Inc.*	4,188	116,426
Ducommun, Inc.*	368	9,616
Engility Holdings, Inc.*	976	37,342

Esterline Technologies Corp.*	2,659	$306,104
Exelis, Inc.	115,051	1,953,566
Huntington Ingalls Industries, Inc.	404	38,214
KEYW Holding Corp.*	1,806	22,701
Kratos Defense & Security Solutions, Inc.*	2,531	19,742
LMI Aerospace, Inc.*	611	7,992
Moog, Inc., Class A*	2,278	166,043
National Presto Industries, Inc.	333	24,256
Orbital Sciences Corp.*	3,345	98,845
SIFCO Industries, Inc.	75	2,340
Spirit AeroSystems Holdings, Inc.,
Class A*	484	16,311
Teledyne Technologies, Inc.*	1,604	155,861
Triumph Group, Inc	2,220	155,000

		3,642,982

Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc.*	2,911	24,365
Atlas Air Worldwide Holdings, Inc.*	1,399	51,553
Hub Group, Inc., Class A*	28,782	1,450,613
UTi Worldwide, Inc.*	4,986	51,555
XPO Logistics, Inc.*	2,356	67,429

		1,645,515

Airlines (0.4%)
Alaska Air Group, Inc.	340	32,317
American Airlines Group, Inc.*	9,300	399,528
Copa Holdings S.A., Class A	396	56,458
JetBlue Airways Corp.*	11,840	128,464
Republic Airways Holdings, Inc.*	2,720	29,485
SkyWest, Inc.	2,806	34,289
Spirit Airlines, Inc.*	5,922	374,507

		1,055,048

Building Products (0.5%)
A.O. Smith Corp.	2,290	113,538
Apogee Enterprises, Inc.	623	21,718
Fortune Brands Home & Security, Inc	.10,252	409,362
Gibraltar Industries, Inc.*	1,643	25,483
Griffon Corp	1,719	21,316
Insteel Industries, Inc	65	1,277
Masonite International Corp.*	1,409	79,270
Owens Corning, Inc	6,525	252,387
Ply Gem Holdings, Inc.*	158	1,596
Quanex Building Products Corp.	1,886	33,703
Simpson Manufacturing Co., Inc.	2,101	76,392
Universal Forest Products, Inc.	1,081	52,180

		1,088,222

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	3,066	82,721
ACCO Brands Corp.*	6,311	40,453
ADT Corp.	9,639	336,787
Brady Corp., Class A	2,652	79,215
Brink’s Co.	15,288	431,427
Casella Waste Systems, Inc., Class A*	166	832

See Notes to Financial Statements.

1233

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

CECO Environmental Corp.	1,118	$17,430
Cenveo, Inc.*	1,897	7,038
Cintas Corp.	1,099	69,830
Civeo Corp.*	5,199	130,131
Clean Harbors, Inc.*	897	57,632
Covanta Holding Corp.	3,577	73,722
Deluxe Corp.	1,332	78,029
Ennis, Inc.	1,466	22,371
G&K Services, Inc., Class A	1,077	56,079
Heritage-Crystal Clean, Inc.*	49	962
HNI Corp.	181	7,079
InnerWorkings, Inc.*	1,831	15,563
Iron Mountain, Inc.	1,061	37,612
KAR Auction Services, Inc.	4,631	147,590
Kimball International, Inc., Class B	1,837	30,715
McGrath RentCorp	1,404	51,597
Mobile Mini, Inc.	2,372	113,595
Multi-Color Corp.	339	13,563
NL Industries, Inc.	483	4,487
Pitney Bowes, Inc.	6,096	168,372
Quad/Graphics, Inc.	1,565	35,009
R.R. Donnelley & Sons Co.	9,980	169,261
Schawk, Inc.	640	13,030
SP Plus Corp.*	71	1,519
Tetra Tech, Inc.	3,364	92,510
UniFirst Corp.	813	86,178
United Stationers, Inc.	2,149	89,119
Viad Corp.	1,202	28,656
Waste Connections, Inc.	2,681	130,163
West Corp.	978	26,210

		2,746,487

Construction & Engineering (1.1%)
AECOM Technology Corp.*	5,509	177,390
Aegion Corp.*	1,908	44,399
Ameresco, Inc., Class A*	1,116	7,845
Argan, Inc.	396	14,767
Comfort Systems USA, Inc.	1,646	26,007
Dycom Industries, Inc.*	212	6,638
EMCOR Group, Inc.	3,729	166,052
Granite Construction, Inc.	2,146	77,213
Great Lakes Dredge & Dock Corp.*	3,070	24,529
Jacobs Engineering Group, Inc.*	9,774	520,759
KBR, Inc.	8,138	194,091
Layne Christensen Co.*	50,065	665,865
MYR Group, Inc.*	1,192	30,193
Northwest Pipe Co.*	526	21,214
Orion Marine Group, Inc.*	1,488	16,115
Pike Corp.*	1,375	12,320
Quanta Services, Inc.*	8,968	310,113
Sterling Construction Co., Inc.*	982	9,211
Tutor Perini Corp.*	2,063	65,480
URS Corp.	3,829	175,560

		2,565,761

Electrical Equipment (1.1%)
Babcock & Wilcox Co.	54,629	1,773,257
Encore Wire Corp.	269	13,192
EnerSys, Inc.	1,983	136,410
Franklin Electric Co., Inc.	154	6,211

General Cable Corp.	2,733	$70,129
Global Power Equipment Group, Inc.	879	14,205
GrafTech International Ltd.*	6,526	68,262
Hubbell, Inc., Class B	2,737	337,061
LSI Industries, Inc.	1,069	8,531
Plug Power, Inc.*	9,226	43,178
Powell Industries, Inc.	519	33,932
PowerSecure International, Inc.*	1,240	12,078
Preformed Line Products Co.	127	6,836
Regal-Beloit Corp.	2,492	195,771
Vicor Corp.*	765	6,411

		2,725,464

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	3,540	306,635

Machinery (3.2%)
Accuride Corp.*	130	636
Actuant Corp., Class A	3,942	136,275
AGCO Corp.	5,222	293,581
Alamo Group, Inc.	377	20,392
Albany International Corp., Class A	1,358	51,550
American Railcar Industries, Inc.	33	2,236
Astec Industries, Inc.	1,027	45,065
Barnes Group, Inc.	2,972	114,541
Briggs & Stratton Corp.	2,587	52,930
CIRCOR International, Inc.	102	7,867
CLARCOR, Inc.	150	9,278
Columbus McKinnon Corp.	952	25,752
Crane Co.	1,706	126,858
Donaldson Co., Inc.	681	28,820
Douglas Dynamics, Inc.	167	2,943
Dover Corp.	12,784	1,162,705
Dynamic Materials Corp.	675	14,938
Energy Recovery, Inc.*	1,447	7,119
ESCO Technologies, Inc.	1,446	50,089
Federal Signal Corp.	3,448	50,513
FreightCar America, Inc.	643	16,101
Global Brass & Copper Holdings, Inc.	112	1,893
Hurco Cos., Inc.	363	10,237
IDEX Corp.	343	27,694
ITT Corp.	3,885	186,869
Joy Global, Inc.	11,342	698,440
Kadant, Inc.	517	19,879
Kennametal, Inc.	17,873	827,162
L.B. Foster Co., Class A	567	30,686
Lincoln Electric Holdings, Inc.	2,913	203,560
Lindsay Corp.	106	8,954
Lydall, Inc.*	131	3,585
Meritor, Inc.*	2,544	33,174
Miller Industries, Inc.	573	11,792
Mueller Industries, Inc.	1,022	30,057
Navistar International Corp.*	2,543	95,312
NN, Inc.	49	1,253
Oshkosh Corp.	4,701	261,047
Parker Hannifin Corp.	2,126	267,302
Snap-on, Inc.	4,368	517,695
SPX Corp.	2,421	261,976
Standex International Corp.	202	15,045

See Notes to Financial Statements.

1234

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Terex Corp.	6,104	$250,874
Timken Co.	4,210	285,606
Titan International, Inc.	2,464	41,444
TriMas Corp.*	287	10,943
Trinity Industries, Inc.	2,015	88,096
Twin Disc, Inc.	109	3,602
Valmont Industries, Inc.	1,387	210,755
WABCO Holdings, Inc.*	2,600	277,732
Watts Water Technologies, Inc., Class A	1,464	90,373
Woodward, Inc.	1,184	59,413
Xylem, Inc.	13,002	508,118

		7,560,757

Marine (0.1%)
Baltic Trading Ltd.	2,685	16,056
International Shipholding Corp.	309	7,082
Matson, Inc.	1,519	40,770
Navios Maritime Holdings, Inc.	4,361	44,134
Safe Bulkers, Inc.	2,167	21,150
Scorpio Bulkers, Inc.*	7,450	66,305
Ultrapetrol Bahamas Ltd.*	1,192	3,540

		199,037

Professional Services (0.9%)
Acacia Research Corp.	2,819	50,037
CBIZ, Inc.*	2,315	20,904
CDI Corp.	809	11,658
CRA International, Inc.*	539	12,424
Dun & Bradstreet Corp.	1,314	144,803
Equifax, Inc.	3,141	227,848
Franklin Covey Co.*	244	4,912
FTI Consulting, Inc.*	2,269	85,814
GP Strategies Corp.*	245	6,341
Heidrick & Struggles International, Inc.	959	17,741
Hill International, Inc.*	296	1,844
Huron Consulting Group, Inc.*	1,163	82,364
ICF International, Inc.*	1,105	39,073
Kelly Services, Inc., Class A	1,482	25,446
Korn/Ferry International*	1,344	39,473
Manpowergroup, Inc.	4,404	373,679
Navigant Consulting, Inc.*	2,733	47,691
Paylocity Holding Corp.*	320	6,922
Pendrell Corp.*	8,873	15,616
Resources Connection, Inc.	2,161	28,331
Robert Half International, Inc.	8,449	403,355
RPX Corp.*	2,629	46,665
Towers Watson & Co., Class A	3,593	374,498
TriNet Group, Inc.*	596	14,346
VSE Corp.	222	15,611

		2,097,396

Road & Rail (1.0%)
Amerco, Inc.	172	50,011
ArcBest Corp.	118	5,134
Celadon Group, Inc.	1,112	23,708
Con-way, Inc.	3,144	158,489
Genesee & Wyoming, Inc., Class A*	5,600	588,000
Marten Transport Ltd.	774	17,299

P.A.M. Transportation Services, Inc.*	117	$3,271
Patriot Transportation Holding, Inc.*	358	12,519
Quality Distribution, Inc.*	1,121	16,658
Roadrunner Transportation Systems, Inc.*	987	27,735
Ryder System, Inc.	10,839	954,808
Swift Transportation Co.*	19,200	484,416
Universal Truckload Services, Inc.	84	2,130
USA Truck, Inc.*	332	6,172
Werner Enterprises, Inc.	1,888	50,051
YRC Worldwide, Inc.*	1,436	40,366

		2,440,767

Trading Companies & Distributors (0.8%)
Aceto Corp.	1,329	24,108
Air Lease Corp.	5,287	203,973
Aircastle Ltd.	14,004	248,851
Applied Industrial Technologies, Inc.	1,458	73,964
Beacon Roofing Supply, Inc.*	2,136	70,744
CAI International, Inc.*	939	20,668
Erickson, Inc.*	311	5,054
GATX Corp.	2,541	170,095
Houston Wire & Cable Co.	926	11,492
Kaman Corp.	710	30,338
MRC Global, Inc.*	3,049	86,256
NOW, Inc.*	5,435	196,801
Rush Enterprises, Inc., Class A*	324	11,233
TAL International Group, Inc.*	1,253	55,583
Textainer Group Holdings Ltd.	915	35,337
Titan Machinery, Inc.*	852	14,024
United Rentals, Inc.*	3,530	369,697
WESCO International, Inc.*	2,466	213,013

		1,841,231

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	2,428	48,463

Total Industrials		29,963,765

Information Technology (8.7%)
Communications Equipment (0.8%)
ADTRAN, Inc.	1,506	33,975
Bel Fuse, Inc., Class B	567	14,555
Black Box Corp.	836	19,596
Brocade Communications Systems, Inc.	24,073	221,472
Calix, Inc.*	2,305	18,855
Comtech Telecommunications Corp.	850	31,730
Digi International, Inc.*	1,357	12,783
EchoStar Corp., Class A*	1,814	96,033
Emulex Corp.*	4,398	25,069
Extreme Networks, Inc.*	1,684	7,477
Finisar Corp.*	355	7,011
Harmonic, Inc.*	4,565	34,055
Infinera Corp.*	1,052	9,678
Ixia*	2,821	32,244
JDS Uniphase Corp.*	12,797	159,579
Juniper Networks, Inc.*	40,387	991,097

See Notes to Financial Statements.

1235

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

KVH Industries, Inc.*	190	$2,476
NETGEAR, Inc.*	2,015	70,061
Numerex Corp., Class A*	143	1,643
Oclaro, Inc.*	5,266	11,585
Oplink Communications, Inc.*	995	16,885
Plantronics, Inc.	262	12,589
Polycom, Inc.*	4,196	52,576
Procera Networks, Inc.*	985	9,939
Tessco Technologies, Inc.	286	9,075

		1,902,038

Electronic Equipment, Instruments & Components (1.5%)
Agilysys, Inc.*	796	11,208
Amphenol Corp., Class A	3,489	336,130
Anixter International, Inc.	843	84,359
Arrow Electronics, Inc.*	5,523	333,644
Avnet, Inc.	6,128	271,532
AVX Corp.	2,610	34,661
Benchmark Electronics, Inc.*	3,002	76,491
Checkpoint Systems, Inc.*	2,264	31,673
Coherent, Inc.*	1,279	84,631
CTS Corp.	1,840	34,408
CUI Global, Inc.*	385	3,234
Daktronics, Inc.	605	7,212
Dolby Laboratories, Inc., Class A*	2,631	113,659
DTS, Inc.*	668	12,298
Electro Rent Corp.	909	15,208
Electro Scientific Industries, Inc.	1,376	9,371
Fabrinet*	1,938	39,923
FARO Technologies, Inc.*	126	6,189
FLIR Systems, Inc.	2,358	81,893
Gerber Scientific, Inc. (Escrow Shares)(b)*†	1,097	—
GSI Group, Inc.*	1,652	21,030
II-VI, Inc.*	2,919	42,209
Ingram Micro, Inc., Class A*	8,610	251,498
Insight Enterprises, Inc.*	2,269	69,749
Itron, Inc.*	2,182	88,480
Jabil Circuit, Inc.	11,268	235,501
Kemet Corp.*	2,588	14,881
Knowles Corp.*	11,573	355,754
Littelfuse, Inc.	169	15,709
Mercury Systems, Inc.*	1,838	20,843
Multi-Fineline Electronix, Inc.*	499	5,509
Newport Corp.*	244	4,514
OSI Systems, Inc.*	856	57,138
Park Electrochemical Corp.	1,127	31,793
PC Connection, Inc.	510	10,547
Plexus Corp.*	1,233	53,377
Rofin-Sinar Technologies, Inc.*	1,549	37,238
Rogers Corp.*	723	47,971
Sanmina Corp.*	4,557	103,808
ScanSource, Inc.*	1,565	59,595
Speed Commerce, Inc.*	606	2,266
SYNNEX Corp.*	1,412	102,864
Tech Data Corp.*	2,115	132,230
TTM Technologies, Inc.*	3,047	24,985
Viasystems Group, Inc.*	273	2,973
Vishay Intertechnology, Inc.	7,496	116,113
Vishay Precision Group, Inc.*	704	11,588

		3,507,887

Internet Software & Services (0.7%)
Aerohive Networks, Inc.*	325	$2,672
Akamai Technologies, Inc.*	13,065	797,749
Amber Road, Inc.*	58	936
AOL, Inc.*	4,416	175,713
Bankrate, Inc.*	3,354	58,829
Bazaarvoice, Inc.*	1,660	13,097
Blucora, Inc.*	2,339	44,137
Dealertrack Technologies, Inc.*	488	22,126
Demand Media, Inc.*	2,406	11,597
Dice Holdings, Inc.*	1,396	10,624
Digital River, Inc.*	1,798	27,743
EarthLink Holdings Corp.	5,805	21,595
Everyday Health, Inc.*	54	998
Global Eagle Entertainment, Inc.*	525	6,510
IAC/InterActiveCorp.	2,408	166,706
Internap Network Services Corp.*	3,071	21,651
Intralinks Holdings, Inc.*	2,191	19,478
Limelight Networks, Inc.*	3,373	10,321
Liquidity Services, Inc.*	1,473	23,214
Millennial Media, Inc.*	4,214	21,028
Monster Worldwide, Inc.*	5,076	33,197
OPOWER, Inc.*	59	1,112
Perficient, Inc.*	666	12,967
Q2 Holdings, Inc.*	66	941
QuinStreet, Inc.*	1,959	10,794
RealNetworks, Inc.*	1,218	9,293
Reis, Inc.	395	8,327
Stamps.com, Inc.*	63	2,122
TechTarget, Inc.*	871	7,682
Tremor Video, Inc.*	1,974	9,317
Trulia, Inc.*	157	7,439
YuMe, Inc.*	985	5,811

		1,565,726

IT Services (2.6%)
Acxiom Corp.*	14,300	310,167
Amdocs Ltd.	9,651	447,131
Booz Allen Hamilton Holding Corp.	270	5,735
Broadridge Financial Solutions, Inc.	10,396	432,889
CACI International, Inc., Class A*	1,315	92,326
Cardtronics, Inc.*	8,600	293,088
CIBER, Inc.*	4,272	21,104
Computer Task Group, Inc.	783	12,888
Convergys Corp.	5,589	119,828
CoreLogic, Inc.*	5,075	154,077
CSG Systems International, Inc.	1,095	28,591
Datalink Corp.*	1,099	10,990
DST Systems, Inc.	319	29,402
ExlService Holdings, Inc.*	1,043	30,716
Fidelity National Information Services, Inc.	10,068	551,122
Genpact Ltd.*	7,879	138,119
Global Cash Access Holdings, Inc.*	3,657	32,547
Hackett Group, Inc.	978	5,839
Higher One Holdings, Inc.*	1,148	4,374

See Notes to Financial Statements.

1236

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

iGATE Corp.*	9,100	$331,149
Leidos Holdings, Inc.	30,508	1,169,677
ManTech International Corp., Class A	1,342	39,616
ModusLink Global Solutions, Inc.*	2,056	7,689
MoneyGram International, Inc.*	1,587	23,377
PRGX Global, Inc.*	1,653	10,563
Sapient Corp.*	20,672	335,920
Science Applications International Corp.	15,365	678,518
ServiceSource International, Inc.*	3,800	22,040
Sykes Enterprises, Inc.*	2,003	43,525
TeleTech Holdings, Inc.*	471	13,654
Total System Services, Inc.	2,120	66,589
Unisys Corp.*	1,116	27,610
Vantiv, Inc., Class A*	25,235	848,401

		6,339,261

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Energy Industries, Inc.*	228	4,389
Alpha & Omega Semiconductor Ltd.*	1,186	10,994
Amkor Technology, Inc.*	2,267	25,345
Audience, Inc.*	800	9,568
Axcelis Technologies, Inc.*	6,174	12,348
Brooks Automation, Inc.	3,410	36,726
Cabot Microelectronics Corp.*	209	9,332
Cascade Microtech, Inc.*	639	8,729
CEVA, Inc.*	1,176	17,370
Cirrus Logic, Inc.*	2,429	55,235
Cohu, Inc.	1,397	14,948
Cree, Inc.*	3,059	152,797
Diodes, Inc.*	636	18,419
DSP Group, Inc.*	1,242	10,545
Entegris, Inc.*	3,441	47,297
Entropic Communications, Inc.*	4,688	15,611
Exar Corp.*	1,851	20,916
Fairchild Semiconductor International, Inc.*	6,935	108,186
First Solar, Inc.*	4,055	288,148
FormFactor, Inc.*	3,087	25,684
Freescale Semiconductor Ltd.*	443	10,411
Integrated Device Technology, Inc.*	1,977	30,564
Integrated Silicon Solution, Inc.*	1,693	25,006
International Rectifier Corp.*	3,949	110,177
Intersil Corp., Class A	7,104	106,205
IXYS Corp.	1,274	15,696
Kopin Corp.*	3,486	11,364
Lam Research Corp.	3,000	202,740
Linear Technology Corp.	7,218	339,751
Marvell Technology Group Ltd.	47,200	676,376
Microsemi Corp.*	1,704	45,599
MKS Instruments, Inc.	2,956	92,345
Nanometrics, Inc.*	597	10,895
NVE Corp.*	150	8,338
OmniVision Technologies, Inc.*	3,111	68,380
ON Semiconductor Corp.*	11,902	108,784
Peregrine Semiconductor Corp.*	1,516	10,400
Pericom Semiconductor Corp.*	1,179	10,658

Photronics, Inc.*	3,463	$29,782
PMC-Sierra, Inc.*	6,546	49,815
QuickLogic Corp.*	205	1,060
Rubicon Technology, Inc.*	1,342	11,742
Rudolph Technologies, Inc.*	1,561	15,423
Silicon Image, Inc.*	2,049	10,327
Silicon Laboratories, Inc.*	753	37,085
SunEdison, Inc.*	10,080	227,808
SunPower Corp.*	2,305	94,459
Synaptics, Inc.*	5,803	525,984
Teradyne, Inc.	9,620	188,552
Tessera Technologies, Inc.	1,188	26,231
Ultra Clean Holdings, Inc.*	1,119	10,127
Ultratech, Inc.*	1,275	28,279
Veeco Instruments, Inc.*	2,216	82,568
Xcerra Corp.*	1,611	14,660

		4,130,178

Software (1.1%)
A10 Networks, Inc.*	79	1,051
Actuate Corp.*	2,516	12,001
ANSYS, Inc.*	3,943	298,958
Bottomline Technologies de, Inc.*	360	10,771
Cinedigm Corp., Class A*	3,634	9,049
Compuware Corp.	12,240	122,278
Covisint Corp.*	371	1,803
Ebix, Inc.	26,600	380,646
EnerNOC, Inc.*	1,120	21,224
Epiq Systems, Inc.	1,611	22,634
ePlus, Inc.*	242	14,084
FireEye, Inc.*	914	37,063
Glu Mobile, Inc.*	507	2,535
Infoblox, Inc.*	427	5,615
Informatica Corp.*	626	22,317
Mentor Graphics Corp.	5,319	114,731
MICROS Systems, Inc.*	1,089	73,943
Model N, Inc.*	308	3,403
Nuance Communications, Inc.*	14,528	272,691
Paycom Software, Inc.*	361	5,267
Progress Software Corp.*	2,828	67,985
QAD, Inc., Class A	49	1,045
Rosetta Stone, Inc.*	1,179	11,460
Rovi Corp.*	22,863	547,797
Sapiens International Corp. N.V.*	1,150	9,200
SeaChange International, Inc.*	1,876	15,027
Silver Spring Networks, Inc.*	123	1,640
Synopsys, Inc.*	8,572	332,765
Take-Two Interactive Software, Inc.*	5,057	112,468
TeleCommunication Systems, Inc., Class A*	2,672	8,791
Telenav, Inc.*	1,512	8,603
TiVo, Inc.*	4,202	54,248
Varonis Systems, Inc.*	26	754
Verint Systems, Inc.*	164	8,044
Vringo, Inc.*	677	2,315
Zendesk, Inc.*	57	991
Zynga, Inc., Class A*	40,019	128,461

		2,743,658

See Notes to Financial Statements.

1237

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Technology Hardware, Storage & Peripherals (0.3%)
Fusion-io, Inc.*	6,000	$67,800
Intevac, Inc.*	1,277	10,229
Lexmark International, Inc., Class A	3,420	164,707
NCR Corp.*	8,393	294,510
QLogic Corp.*	4,803	48,462
Quantum Corp.*	7,028	8,574
Stratasys Ltd.*	1,185	134,652

		728,934

Total Information Technology		20,917,682

Materials (5.2%)
Chemicals (1.2%)
A. Schulman, Inc.	1,231	47,640
Advanced Emissions Solutions, Inc.*	51	1,169
Albemarle Corp.	2,608	186,472
American Vanguard Corp.	1,564	20,676
Ashland, Inc.	4,315	469,213
Axiall Corp.	3,874	183,124
Cabot Corp.	3,325	192,817
Chase Corp.	21	717
Cytec Industries, Inc.	1,738	183,220
FutureFuel Corp.	945	15,678
Hawkins, Inc.	489	18,161
Huntsman Corp.	3,342	93,910
Innophos Holdings, Inc.	500	28,785
Innospec, Inc.	1,036	44,724
Intrepid Potash, Inc.*	3,094	51,855
KMG Chemicals, Inc.	467	8,397
Kraton Performance Polymers, Inc.*	1,827	40,907
Kronos Worldwide, Inc.	1,045	16,375
Landec Corp.*	1,448	18,086
LSB Industries, Inc.*	1,069	44,545
Minerals Technologies, Inc.	1,383	90,697
Olin Corp.	4,374	117,748
OM Group, Inc.	9,291	301,307
Quaker Chemical Corp.	216	16,587
Rayonier Advanced Materials, Inc.*	2,089	80,935
Rockwood Holdings, Inc.	3,751	285,039
RPM International, Inc.	549	25,353
Sensient Technologies Corp.	2,568	143,089
Stepan Co	561	29,654
Taminco Corp.*	255	5,931
Trecora Resources*	87	1,030
Tredegar Corp.	1,335	31,252
Tronox Ltd., Class A	3,442	92,590
W.R. Grace & Co.*	593	56,056
Zep, Inc.	877	15,488

		2,959,227

Construction Materials (0.0%)
Texas Industries, Inc.*	115	10,621
United States Lime & Minerals, Inc.	7	454

		11,075

Containers & Packaging (2.0%)
AEP Industries, Inc.*	28	$976
AptarGroup, Inc.	2,792	187,092
Avery Dennison Corp.	3,428	175,685
Bemis Co., Inc.	5,591	227,330
Berry Plastics Group, Inc.*	15,940	411,252
Greif, Inc., Class A	1,741	94,989
Owens-Illinois, Inc.*	3,646	126,297
Rock-Tenn Co., Class A	8,909	940,701
Sealed Air Corp.	69,738	2,382,948
Sonoco Products Co.	5,649	248,161
UFP Technologies, Inc.*	305	7,348

		4,802,779

Metals & Mining (1.8%)
A.M. Castle & Co.*	985	10,874
African Barrick Gold plc	151,081	531,858
AK Steel Holding Corp.*	7,556	60,146
Allegheny Technologies, Inc.	17,691	797,864
Allied Nevada Gold Corp.*	5,933	22,308
Ampco-Pittsburgh Corp.	439	10,071
Carpenter Technology Corp.	7,898	499,549
Century Aluminum Co.*	2,843	44,578
Cliffs Natural Resources, Inc.	8,527	128,331
Coeur Mining, Inc.*	4,237	38,896
Commercial Metals Co.	6,493	112,394
Handy & Harman Ltd.*	220	5,889
Haynes International, Inc	630	35,652
Hecla Mining Co.	19,034	65,667
Horsehead Holding Corp.*	2,412	44,043
Kaiser Aluminum Corp.	983	71,631
Materion Corp.	664	24,561
Molycorp, Inc.*	10,232	26,296
Noranda Aluminum Holding Corp.	2,396	8,458
Olympic Steel, Inc.	409	10,123
Reliance Steel & Aluminum Co.	11,430	842,505
Royal Gold, Inc.	3,571	271,825
RTI International Metals, Inc.*	1,603	42,624
Schnitzer Steel Industries, Inc., Class A	1,470	38,323
Steel Dynamics, Inc.	12,348	221,647
Stillwater Mining Co.*	450	7,897
SunCoke Energy, Inc.*	1,182	25,413
Tahoe Resources, Inc.*	3,892	101,970
United States Steel Corp.	8,006	208,476
Universal Stainless & Alloy Products, Inc.*	392	12,732
Walter Energy, Inc.	2,808	15,304

		4,337,905

Paper & Forest Products (0.2%)
Domtar Corp.	3,542	151,775
Louisiana-Pacific Corp.*	7,791	117,021
Neenah Paper, Inc.	422	22,429
P.H. Glatfelter Co.	1,444	38,310
Resolute Forest Products, Inc.*	3,631	60,928
Schweitzer-Mauduit International, Inc.	1,417	61,866
Wausau Paper Corp.	32	346

		452,675

Total Materials		12,563,661

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	3,351	$27,076
Atlantic Tele-Network, Inc.	510	29,580
Cbeyond, Inc.*	1,554	15,462
Cincinnati Bell, Inc.*	8,678	34,105
Consolidated Communications Holdings, Inc.	881	19,593
FairPoint Communications, Inc.*	194	2,710
Frontier Communications Corp.	55,704	325,311
Globalstar, Inc.*	15,232	64,736
Hawaiian Telcom Holdco, Inc.*	561	16,050
IDT Corp., Class B	116	2,021
inContact, Inc.*	330	3,033
Intelsat S.A.*	1,106	20,837
Iridium Communications, Inc.*	4,482	37,918
Lumos Networks Corp.	136	1,968
magicJack VocalTec Ltd.*	74	1,119
ORBCOMM, Inc.*	2,513	16,561
Premiere Global Services, Inc.*	2,278	30,411
Vonage Holdings Corp.*	9,633	36,124
Windstream Holdings, Inc.	2,375	23,655

		708,270

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,253	8,558
Leap Wireless International, Inc. (b)*	2,407	6,065
NTELOS Holdings Corp.	567	7,065
Shenandoah Telecommunications Co.	191	5,818
Telephone & Data Systems, Inc.	4,757	124,205
U.S. Cellular Corp.*	715	29,172
USA Mobility, Inc.	1,182	18,203

		199,086

Total Telecommunication Services		907,356

Utilities (5.6%)
Electric Utilities (2.2%)
ALLETE, Inc.	2,334	119,851
Cleco Corp.	11,088	653,638
El Paso Electric Co.	2,204	88,623
Empire District Electric Co.	2,378	61,067
Great Plains Energy, Inc.	8,556	229,900
Hawaiian Electric Industries, Inc.	5,701	144,349
IDACORP, Inc.	2,762	159,726
ITC Holdings Corp.	25,024	912,876
MGE Energy, Inc.	1,853	73,212
NRG Yield, Inc., Class A	1,104	57,463
OGE Energy Corp.	11,017	430,544
Otter Tail Corp.	1,996	60,459
Pepco Holdings, Inc.	13,929	382,769
Pinnacle West Capital Corp.	6,161	356,352
PNM Resources, Inc.	4,330	126,999
Portland General Electric Co.	20,099	696,832
UIL Holdings Corp.	3,165	122,517
Unitil Corp.	700	23,681

UNS Energy Corp.	2,288	$138,218
Westar Energy, Inc.	7,166	273,670

		5,112,746

Gas Utilities (1.4%)
AGL Resources, Inc.	6,651	366,004
Atmos Energy Corp.	5,567	297,278
Chesapeake Utilities Corp.	526	37,519
Laclede Group, Inc.	1,841	89,380
National Fuel Gas Co.	4,645	363,703
New Jersey Resources Corp.	2,331	133,240
Northwest Natural Gas Co.	1,498	70,631
ONE Gas, Inc.	2,888	109,022
Piedmont Natural Gas Co., Inc.	4,304	161,013
Questar Corp.	9,672	239,866
South Jersey Industries, Inc.	1,818	109,825
Southwest Gas Corp.	2,559	135,090
UGI Corp.	20,112	1,015,656
WGL Holdings, Inc.	2,916	125,680

		3,253,907

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.	6,888	28,241
Dynegy, Inc.*	5,533	192,548
Ormat Technologies, Inc.	573	16,520

		237,309

Multi-Utilities (1.3%)
Alliant Energy Corp.	6,146	374,046
Avista Corp.	3,327	111,521
Black Hills Corp.	2,448	150,283
CMS Energy Corp.	28,994	903,163
Integrys Energy Group, Inc.	4,453	316,742
MDU Resources Group, Inc.	10,589	371,674
NorthWestern Corp.	2,149	112,156
SCANA Corp.	7,867	423,323
TECO Energy, Inc.	12,188	225,234
Vectren Corp.	4,589	195,033

		3,183,175

Water Utilities (0.6%)
American States Water Co.	1,990	66,127
American Water Works Co., Inc.	21,255	1,051,060
Aqua America, Inc.	9,826	257,638
Artesian Resources Corp., Class A	419	9,419
California Water Service Group	2,766	66,937
Connecticut Water Service, Inc.	578	19,577
Middlesex Water Co.	850	18,003
SJW Corp.	659	17,925
York Water Co.	179	3,727

		1,510,413

Total Utilities		13,297,550

Total Common Stocks (95.8%) (Cost $177,315,002)		229,842,025

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Warrants	Value (Note 1)

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16 (b)*† (Cost $—)	458	$—

Total Investments (95.8%) (Cost $177,315,002)		229,842,025
Other Assets Less Liabilities (4.2%)		10,121,850

Net Assets (100%)		$239,963,875

*	Non-income producing.
†	Securities (totaling $5,083 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2014, the market value of these securities amounted to $5,083 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

At June 30, 2014, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2014	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	5	September-14	$582,273	$595,150	$12,877
S&P MidCap 400 E-Mini Index	16	September-14	2,249,201	2,286,880	37,679

					$50,556

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Consumer Discretionary	$26,961,442	$—	$—		$26,961,442
Consumer Staples	10,866,811	—	—		10,866,811
Energy	18,360,435	—	5,083		18,365,518
Financials	80,450,625	—	—		80,450,625
Health Care	15,547,615	—	—		15,547,615
Industrials	29,963,765	—	—		29,963,765
Information Technology	20,917,682	—	—	(b)	20,917,682
Materials	12,031,803	531,858	—		12,563,661
Telecommunication Services	901,291	6,065	—		907,356
Utilities	13,297,550	—	—		13,297,550
Futures	50,556	—	—		50,556
Warrants
Energy	—	—	—	(b)	—

Total Assets	$229,349,575	$537,923	$5,083		$229,892,581

Total Liabilities	$—	$—	$—		$—

Total	$229,349,575	$537,923	$5,083		$229,892,581

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	50,556	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$50,556

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,576,928	—	—	2,576,928
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,576,928	$—	$—	$2,576,928

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,403,662)	—	—	(1,403,662)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,403,662)	$—	$—	$(1,403,662)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $19,402,000 during the six months ended June 30, 2014.

See Notes to Financial Statements.

1241

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2014:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Exchange Traded Futures & Options Contracts (b)	$50,556	(c)	$—	$—	$50,556

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
(b)	These derivatives are traded on an exchange, therefore they are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$84,798,893
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,915,255

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,221,513
Aggregate gross unrealized depreciation	(4,679,525)

Net unrealized appreciation	$52,541,988

Federal income tax cost of investments	$177,300,037

For the six months ended June 30, 2014, the Portfolio incurred approximately $1,340 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $67,638,259, which expires in the year 2017.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value (Cost $177,315,002)	$229,842,025
Cash	7,954,013
Cash held as collateral at broker	138,000
Receivable for securities sold	26,348,781
Dividends, interest and other receivables	334,038
Receivable from Separate Accounts for Trust shares sold	60,591
Deferred offering cost	22,298
Due from broker for futures variation margin	14,871
Other assets	630

Total assets	264,715,247

LIABILITIES
Payable for securities purchased	24,153,544
Payable to Separate Accounts for Trust shares redeemed	289,478
Investment management fees payable	142,782
Administrative fees payable	43,759
Distribution fees payable – Class IB	25,790
Offering costs payable	23,387
Trustees’ fees payable	18,239
Distribution fees payable – Class IA	2,973
Accrued expenses	51,420

Total liabilities	24,751,372

NET ASSETS	$239,963,875

Net assets were comprised of:
Paid in capital	$240,322,284
Accumulated undistributed net investment income (loss)	691,425
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(53,627,413)
Net unrealized appreciation (depreciation) on investments and futures	52,577,579

Net assets	$239,963,875

Class IA
Net asset value, offering and redemption price per share, $14,695,724 / 1,024,347 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.35

Class IB
Net asset value, offering and redemption price per share, $127,167,595 / 9,044,391 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.06

Class K
Net asset value, offering and redemption price per share, $98,100,556 / 6,828,338 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,923 foreign withholding tax)	$1,858,560
Interest	12,024

Total income	1,870,584

EXPENSES
Investment management fees	930,559
Administrative fees	189,250
Distribution fees – Class IB	153,636
Custodian fees	71,016
Professional fees	42,879
Printing and mailing expenses	18,733
Distribution fees – Class IA	17,441
Trustees’ fees	3,475
Offering costs	1,089
Miscellaneous	9,333

Gross expenses	1,437,411
Less: Waiver from investment manager	(85,857)

Net expenses	1,351,554

NET INVESTMENT INCOME (LOSS)	519,030

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	13,232,808
Futures	2,576,928
Foreign currency transactions	(40)

Net realized gain (loss)	15,809,696

Change in unrealized appreciation (depreciation) on:
Investments	(344,670)
Futures	(1,403,662)

Net change in unrealized appreciation (depreciation)	(1,748,332)

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,061,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,580,394

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$519,030	$536,352
Net realized gain (loss) on investments, futures and foreign currency transactions	15,809,696	144,562,023
Net change in unrealized appreciation (depreciation) on investments and futures	(1,748,332)	3,148,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,580,394	148,246,398

DIVIDENDS:
Dividends from net investment income
Class IA	—	(47,703)
Class IB	—	(413,686)
Class K	—	(559,320)

TOTAL DIVIDENDS	—	(1,020,709)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 73,926 and 87,840 shares, respectively ]	1,021,842	1,059,789
Capital shares issued in reinvestment of dividends [ 0 and 3,667 shares, respectively ]	—	47,703
Capital shares repurchased [ (94,353) and (291,641) shares, respectively ]	(1,295,964)	(3,474,996)

Total Class IA transactions	(274,122)	(2,367,504)

Class IB
Capital shares sold [ 301,347 and 3,093,239 shares, respectively ]	4,040,678	34,503,992
Capital shares issued in reinvestment of dividends [ 0 and 32,448 shares, respectively ]	—	413,686
Capital shares repurchased [ (713,024) and (7,747,786) shares, respectively ]	(9,542,704)	(86,514,105)
Capital shares repurchased in-kind (Note 9)[ 0 and (33,292,932) shares, respectively ]	—	(403,124,369)

Total Class IB transactions	(5,502,026)	(454,720,796)

Class K
Capital shares sold [ 89,798 and 183,583 shares, respectively ]	1,233,490	2,267,799
Capital shares issued in reinvestment of dividends [ 0 and 42,993 shares, respectively ]	—	559,320
Capital shares repurchased [ (462,035) and (1,436,928) shares, respectively ]	(6,370,699)	(16,620,621)
Capital shares repurchased in-kind (Note 9)[ 0 and (13) shares, respectively ]	—	(163)

Total Class K transactions	(5,137,209)	(13,793,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,913,357)	(470,881,965)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,667,037	(323,656,276)
NET ASSETS:
Beginning of period	236,296,838	559,953,114

End of period (a)	$239,963,875	$236,296,838

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$691,425	$172,395

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IA		2013	2012	2011		2010	2009
Net asset value, beginning of period	$13.49	$9.98	$8.73	$10.07		$8.12	$5.77

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.01 (e)	0.02 (e)	0.02	(e)	0.06 (e)	0.11	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.84	3.55	1.27	(1.34)		1.98	2.47

Total from investment operations	0.86	3.56	1.29	(1.32)		2.04	2.58

Less distributions:
Dividends from net investment income	—	(0.05)	(0.04)	(0.02)		(0.09)	(0.23)

Net asset value, end of period	$14.35	$13.49	$9.98	$8.73		$10.07	$8.12

Total return (b)	6.38%	35.64%	14.73%	(13.07)%		25.19%	44.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,696	$14,096	$12,428	$12,213		$64,756	$95,496
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.26%	1.25%	1.25%	0.98%		1.02%	0.58%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.26%	1.25%	1.23%	0.96%		1.00%	0.58%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.34%	1.30%	1.26%	0.99%		1.02%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.34%	0.09%	0.17%	0.20%		0.64%	1.76%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.34%	0.09%	0.19%	0.22%		0.65%	1.76%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.27%	0.04%	0.16%	0.19%		0.63%	1.29%
Portfolio turnover rate (z)	27%	37%	60%	95%		51%	95%

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
Class IB		2013	2012	2011		2010	2009
Net asset value, beginning of period	$13.22	$9.79	$8.55	$9.87		$7.96	$5.66

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.01 (e)	0.02 (e)	—	#(e)	0.03 (e)	0.08	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.82	3.46	1.26	(1.32)		1.95	2.42

Total from investment operations	0.84	3.47	1.28	(1.32)		1.98	2.50

Less distributions:
Dividends from net investment income	—	(0.04)	(0.04)	—	#	(0.07)	(0.20)

Net asset value, end of period	$14.06	$13.22	$9.79	$8.55		$9.87	$7.96

Total return (b)	6.35%	35.50%	14.92%	(13.36)%		24.86%	44.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$127,168	$125,036	$463,546	$450,690		$553,947	$461,709
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.26%	1.25%	1.25%	1.23%		1.27%	1.13%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.26%	1.25%	1.23%	1.21%		1.25%	1.13%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.34%	1.27%	1.26%	1.24%		1.27%	1.29	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.34%	0.06%	0.17%	—	%‡‡	0.38%	1.25%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.34%	0.07%	0.19%	0.03%		0.39%	1.25%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.27%	0.04%	0.16%	—	%‡‡	0.37%	1.05%
Portfolio turnover rate (z)	27%	37%	60%	95%		51%	95%

See Notes to Financial Statements.

1245

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K		2013	2012
Net asset value, beginning of period	$13.49	$9.98	$8.73	$8.70

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.04 (e)	0.04 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.84	3.55	1.27	0.04

Total from investment operations	0.88	3.59	1.31	0.05

Less distributions:
Dividends from net investment income	—	(0.08)	(0.06)	(0.02)

Net asset value, end of period	$14.37	$13.49	$9.98	$8.73

Total return (b)	6.52%	35.98%	15.02%	0.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,101	$97,165	$83,979	$84,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.01%	1.00%	1.00%	0.99%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.01%	1.00%	0.98%	0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.09%	1.05%	1.01%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.59%	0.34%	0.42%	0.35%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.59%	0.34%	0.44%	0.40%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.52%	0.29%	0.41%	0.35%
Portfolio turnover rate (z)	27%	37%	60%	95%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Percent shown is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1246

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2014	% of Net Assets
Information Technology	72.0%
Exchange Traded Funds	19.4
Consumer Discretionary	6.0
Industrials	0.9
Health Care	0.2
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IA and Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Class IA
Actual	$1,000.00	$1,067.60	$7.22
Hypothetical (5% average return before expenses)	1,000.00	1,017.81	7.05
Class IB
Actual	1,000.00	1,067.70	7.23
Hypothetical (5% average return before expenses)	1,000.00	1,017.81	7.05
Class K
Actual	1,000.00	1,069.20	5.95
Hypothetical (5% average return before expenses)	1,000.00	1,019.04	5.81

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.41%, 1.41% and 1.16%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1247

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.0%)
Automobiles (1.5%)
Tesla Motors, Inc.*	48,469	$11,635,468

Household Durables (0.4%)
Harman International Industries, Inc.	29,360	3,154,145

Internet & Catalog Retail (4.0%)
Amazon.com, Inc.*	41,681	13,537,155
Expedia, Inc.	5,906	465,157
Groupon, Inc.*	21,862	144,726
HomeAway, Inc.*	3,672	127,859
JD.com, Inc. (ADR)*	20,217	576,387
Netflix, Inc.*	6,677	2,941,886
Priceline Group, Inc.*	9,441	11,357,523
Shutterfly, Inc.*	2,200	94,732
TripAdvisor, Inc.*	6,376	692,816

		29,938,241

Media (0.1%)
CyberAgent, Inc.	20,500	829,673

Total Consumer Discretionary		45,557,527

Health Care (0.2%)
Health Care Technology (0.2%)
M3, Inc.	73,500	1,169,557

Total Health Care		1,169,557

Industrials (0.9%)
Construction & Engineering (0.5%)
Quanta Services, Inc.*	101,550	3,511,599

Electrical Equipment (0.1%)
Nidec Corp.	17,900	1,098,331

Professional Services (0.3%)
Equifax, Inc.	14,930	1,083,022
Huron Consulting Group, Inc.*	14,790	1,047,428

		2,130,450

Total Industrials		6,740,380

Information Technology (72.0%)
Communications Equipment (6.4%)
ADTRAN, Inc.	3,200	72,192
Alcatel-Lucent*	203,050	725,119
Alcatel-Lucent (ADR)*	681,945	2,427,724
ARRIS Group, Inc.*	6,700	217,951
Aruba Networks, Inc.*	133,915	2,346,191
Brocade Communications Systems, Inc.	26,400	242,880
Ciena Corp.*	5,800	125,628
Cisco Systems, Inc.	383,040	9,518,544
CommScope Holding Co., Inc.*	4,746	109,775
EchoStar Corp., Class A*	2,400	127,056
F5 Networks, Inc.*	51,190	5,704,613
Finisar Corp.*	5,400	106,650
Harris Corp.	6,100	462,075
Infinera Corp.*	6,800	62,560
InterDigital, Inc.	2,300	109,940
Ixia*	3,500	40,005
JDS Uniphase Corp.*	13,400	167,098
Juniper Networks, Inc.*	175,545	4,307,874

Motorola Solutions, Inc.	13,042	$868,206
NETGEAR, Inc.*	2,100	73,017
Palo Alto Networks, Inc.*	39,356	3,300,001
Plantronics, Inc.	2,500	120,125
Polycom, Inc.*	7,962	99,764
QUALCOMM, Inc.	208,345	16,500,924
Riverbed Technology, Inc.*	9,328	192,437
ViaSat, Inc.*	2,500	144,900

		48,173,249

Electronic Equipment, Instruments & Components (2.8%)
AAC Technologies Holdings, Inc.	184,000	1,197,719
Amphenol Corp., Class A	9,007	867,734
Anixter International, Inc.	1,600	160,112
Arrow Electronics, Inc.*	32,805	1,981,750
Avnet, Inc.	19,995	885,978
AVX Corp.	2,800	37,184
Belden, Inc.	2,600	203,216
Benchmark Electronics, Inc.*	3,000	76,440
CDW Corp.	82,069	2,616,360
Celestica, Inc.*	9,600	120,576
Cognex Corp.*	4,900	188,160
Coherent, Inc.*	1,500	99,255
Corning, Inc.	75,800	1,663,810
Delta Electronics, Inc.	81,000	590,043
Dolby Laboratories, Inc., Class A*	2,763	119,362
FEI Co.	2,500	226,825
Flextronics International Ltd.*	138,230	1,530,206
FLIR Systems, Inc.	8,308	288,537
Hirose Electric Co., Ltd.	4,200	623,957
Ingram Micro, Inc., Class A*	9,000	262,890
InvenSense, Inc.*	3,184	72,245
IPG Photonics Corp.*	1,900	130,720
Itron, Inc.*	2,300	93,265
Jabil Circuit, Inc.	10,800	225,720
Keyence Corp.	700	305,380
Knowles Corp.*	4,924	151,364
Littelfuse, Inc.	1,300	120,835
Murata Manufacturing Co., Ltd.	10,700	1,001,399
National Instruments Corp.	5,600	181,384
Omron Corp.	8,100	341,414
OSI Systems, Inc.*	1,100	73,425
Plexus Corp.*	1,900	82,251
Sanmina Corp.*	4,800	109,344
Sunny Optical Technology Group Co., Ltd.	913,000	1,291,092
SYNNEX Corp.*	1,600	116,560
TDK Corp.	5,400	253,196
TE Connectivity Ltd.	23,728	1,467,339
Tech Data Corp.*	2,200	137,544
Trimble Navigation Ltd.*	15,100	557,945
Universal Display Corp.*	2,300	73,830
Vishay Intertechnology, Inc.	7,400	114,626
Zebra Technologies Corp., Class A*	2,900	238,728

		20,879,720

Internet Software & Services (11.5%)
Akamai Technologies, Inc.*	62,700	3,828,462
AOL, Inc.*	4,649	184,984
Baidu, Inc. (ADR)*	2,507	468,333

See Notes to Financial Statements.

1248

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Bankrate, Inc.*	3,276	$57,461
Conversant, Inc.*	3,600	91,440
Cornerstone OnDemand, Inc.*	2,792	128,488
CoStar Group, Inc.*	1,800	284,706
Dealertrack Technologies, Inc.*	2,500	113,350
Demandware, Inc.*	7,207	499,950
eBay, Inc.*	96,855	4,848,561
Equinix, Inc.*	2,878	604,639
Facebook, Inc., Class A*	336,653	22,653,380
Google, Inc., Class A*	33,566	19,625,033
Google, Inc., Class C*	36,066	20,748,048
IAC/InterActiveCorp	4,400	304,612
j2 Global, Inc.	2,600	132,236
LinkedIn Corp., Class A*	5,712	979,437
NAVER Corp.	545	449,768
NetEase, Inc. (ADR)	22,980	1,800,713
NIC, Inc.	3,600	57,060
OpenTable, Inc.*	1,300	134,680
Pandora Media, Inc.*	43,159	1,273,190
Rackspace Hosting, Inc.*	6,700	225,522
Renren, Inc. (ADR)*	878	2,933
Shutterstock, Inc.*	637	52,858
Tencent Holdings Ltd.	136,900	2,087,838
Trulia, Inc.*	1,925	91,206
VeriSign, Inc.*	7,300	356,313
Web.com Group, Inc.*	2,722	78,584
WebMD Health Corp.*	2,382	115,051
Yahoo!, Inc.*	93,790	3,294,843
Yelp, Inc.*	12,649	969,925
Zillow, Inc., Class A*	1,387	198,244

		86,741,848

IT Services (8.5%)
Accenture plc, Class A	59,978	4,848,622
Acxiom Corp.*	4,200	91,098
Alliance Data Systems Corp.*	10,818	3,042,562
Automatic Data Processing, Inc.	41,661	3,302,884
Booz Allen Hamilton Holding Corp.	4,237	89,994
Broadridge Financial Solutions, Inc.	7,000	291,480
CACI International, Inc., Class A*	1,400	98,294
Cardtronics, Inc.*	16,545	563,854
CGI Group, Inc., Class A*	16,000	567,680
Cognizant Technology Solutions Corp., Class A*	87,591	4,284,076
Computer Sciences Corp.	46,600	2,945,120
Convergys Corp.	5,600	120,064
CoreLogic, Inc.*	5,500	166,980
DST Systems, Inc.	2,000	184,340
EPAM Systems, Inc.*	1,467	64,181
Euronet Worldwide, Inc.*	10,750	518,580
EVERTEC, Inc.	19,053	461,845
Fidelity National Information Services, Inc.	16,750	916,895
Fiserv, Inc.*	43,600	2,629,952
FleetCor Technologies, Inc.*	4,274	563,313
Gartner, Inc.*	5,400	380,808
Genpact Ltd.*	64,809	1,136,102
Global Payments, Inc.	4,200	305,970
Heartland Payment Systems, Inc.	29,530	1,216,931

iGATE Corp.*	1,800	$65,502
International Business Machines Corp.	55,101	9,988,158
Jack Henry & Associates, Inc.	4,900	291,207
Leidos Holdings, Inc.	3,625	138,982
ManTech International Corp., Class A	1,400	41,328
MasterCard, Inc., Class A	94,190	6,920,139
MAXIMUS, Inc.	4,000	172,080
NeuStar, Inc., Class A*	3,654	95,077
Paychex, Inc.	18,700	777,172
QIWI plc (ADR)	8,810	355,307
Sapient Corp.*	6,600	107,250
Science Applications International Corp.	2,362	104,306
Syntel, Inc.*	900	77,364
TeleTech Holdings, Inc.*	1,300	37,687
Teradata Corp.*	9,095	365,619
Total System Services, Inc.	9,500	298,395
Unisys Corp.*	2,700	66,798
Vantiv, Inc., Class A*	8,188	275,281
VeriFone Systems, Inc.*	6,600	242,550
Visa, Inc., Class A	64,705	13,633,991
Western Union Co.	31,300	542,742
WEX, Inc.*	4,308	452,211
Xerox Corp.	63,554	790,612

		64,631,383

Semiconductors & Semiconductor Equipment (14.6%)
Advanced Micro Devices, Inc.*	37,500	157,125
Altera Corp.	18,500	643,060
Amkor Technology, Inc.*	7,800	87,204
Analog Devices, Inc.	25,075	1,355,805
Applied Materials, Inc.	217,015	4,893,688
ASM Pacific Technology Ltd.	52,900	578,116
Atmel Corp.*	23,500	220,195
Avago Technologies Ltd.	113,690	8,193,638
Broadcom Corp., Class A	82,520	3,063,142
Cabot Microelectronics Corp.*	1,400	62,510
Cavium, Inc.*	3,060	151,960
Cirrus Logic, Inc.*	3,800	86,412
Cree, Inc.*	7,145	356,893
Cypress Semiconductor Corp.*	8,926	97,383
Diodes, Inc.*	2,200	63,712
Entegris, Inc.*	7,600	104,462
Fairchild Semiconductor International, Inc.*	7,000	109,200
First Solar, Inc.*	4,100	291,346
Freescale Semiconductor Ltd.*	102,751	2,414,648
GT Advanced Technologies, Inc.*	7,899	146,921
Hittite Microwave Corp.	1,700	132,515
Integrated Device Technology, Inc.*	8,200	126,772
Intel Corp.	358,600	11,080,740
International Rectifier Corp.*	11,315	315,689
Intersil Corp., Class A	7,900	118,105
KLA-Tencor Corp.	9,600	697,344
Lam Research Corp.	112,835	7,625,389
Linear Technology Corp.	13,600	640,152
Marvell Technology Group Ltd.	24,400	349,652
Maxim Integrated Products, Inc.	93,785	3,170,871
MediaTek, Inc.	448,000	7,577,199

See Notes to Financial Statements.

1249

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Microchip Technology, Inc.	50,335	$2,456,851
Micron Technology, Inc.*	387,680	12,774,056
Microsemi Corp.*	5,600	149,856
MKS Instruments, Inc.	3,200	99,968
Monolithic Power Systems, Inc.	2,000	84,700
Montage Technology Group Ltd.*	4,210	87,105
NVIDIA Corp.	112,240	2,080,930
NXP Semiconductor N.V.*	93,380	6,179,888
OmniVision Technologies, Inc.*	3,568	78,425
ON Semiconductor Corp.*	39,941	365,061
PMC-Sierra, Inc.*	11,200	85,232
Power Integrations, Inc.	10,400	598,416
Rambus, Inc.*	6,700	95,810
RF Micro Devices, Inc.*	16,600	159,194
Semtech Corp.*	3,900	101,985
Silicon Laboratories, Inc.*	12,200	600,850
SK Hynix, Inc. (GDR)*(b)	117,438	5,635,122
Skyworks Solutions, Inc.	80,425	3,776,758
Spansion, Inc., Class A*	2,700	56,889
SunEdison Semiconductor Ltd.	9,400	159,142
SunEdison, Inc.*	14,302	323,225
SunPower Corp.*	72,746	2,981,131
Synaptics, Inc.*	2,000	181,280
Taiwan Semiconductor Manufacturing Co., Ltd.	740,000	3,135,173
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	208,410	4,457,890
Teradyne, Inc.	94,345	1,849,162
Tessera Technologies, Inc.	3,000	66,240
Texas Instruments, Inc.	131,170	6,268,614
TriQuint Semiconductor, Inc.*	9,900	156,519
Veeco Instruments, Inc.*	2,500	93,150
Xilinx, Inc.	15,600	738,036

		110,788,506

Software (14.5%)
ACI Worldwide, Inc.*	2,300	128,409
Activision Blizzard, Inc.	270,935	6,041,850
Adobe Systems, Inc.*	75,085	5,433,151
Advent Software, Inc.	2,400	78,168
ANSYS, Inc.*	5,400	409,428
Aspen Technology, Inc.*	139,923	6,492,427
Autodesk, Inc.*	13,200	744,216
Blackbaud, Inc.	2,700	96,498
CA, Inc.	18,500	531,690
Cadence Design Systems, Inc.*	32,290	564,752
Citrix Systems, Inc.*	9,400	587,970
CommVault Systems, Inc.*	2,600	127,842
Compuware Corp.	13,000	129,870
Concur Technologies, Inc.*	2,700	252,018
Electronic Arts, Inc.*	18,200	652,834
FactSet Research Systems, Inc.	2,300	276,644
Fair Isaac Corp.	2,100	133,896
FireEye, Inc.*	1,765	71,571
Fortinet, Inc.*	7,800	196,014
Guidewire Software, Inc.*	3,985	162,030
Informatica Corp.*	6,300	224,595
Intuit, Inc.	59,950	4,827,773
Manhattan Associates, Inc.*	4,400	151,492
Mavenir Systems, Inc.*	29,472	446,501
Mentor Graphics Corp.	5,600	120,792
MICROS Systems, Inc.*	4,390	298,081

Microsoft Corp.	971,705	$40,520,099
MicroStrategy, Inc., Class A*	500	70,310
NetScout Systems, Inc.*	2,100	93,114
NetSuite, Inc.*	1,800	156,384
Nuance Communications, Inc.*	15,300	287,181
Open Text Corp.	6,968	334,046
Oracle Corp.	418,825	16,974,977
Pegasystems, Inc.	2,000	42,240
Progress Software Corp.*	2,904	69,812
PTC, Inc.*	6,962	270,126
Qlik Technologies, Inc.*	4,900	110,838
RealPage, Inc.*	2,900	65,192
Red Hat, Inc.*	10,900	602,443
Rovi Corp.*	5,927	142,011
Salesforce.com, Inc.*	114,435	6,646,385
ServiceNow, Inc.*	164,809	10,211,566
SolarWinds, Inc.*	3,700	143,042
Solera Holdings, Inc.	4,069	273,233
Splunk, Inc.*	5,272	291,700
SS&C Technologies Holdings, Inc.*	3,600	159,192
Symantec Corp.	39,800	911,420
Synchronoss Technologies, Inc.*	1,600	55,936
Synopsys, Inc.*	8,900	345,498
Tableau Software, Inc., Class A*	1,933	137,881
Take-Two Interactive Software, Inc.*	5,500	122,320
TIBCO Software, Inc.*	8,900	179,513
TiVo, Inc.*	6,900	89,079
Tyler Technologies, Inc.*	1,700	155,057
Ultimate Software Group, Inc.*	1,618	223,559
Verint Systems, Inc.*	3,169	155,439
VirnetX Holding Corp.*	2,700	47,547
VMware, Inc., Class A*	5,000	484,050
Zynga, Inc., Class A*	38,072	122,211

		109,673,913

Technology Hardware, Storage & Peripherals (13.7%)
3D Systems Corp.*	5,900	352,820
Advantech Co., Ltd.	127,000	1,084,634
Apple, Inc.	597,033	55,482,277
BlackBerry Ltd.*	29,152	298,516
Diebold, Inc.	3,800	152,646
Electronics for Imaging, Inc.*	2,700	122,040
EMC Corp.	118,600	3,123,924
Fusion-io, Inc.*	5,629	63,608
Hewlett-Packard Co.	341,520	11,502,393
Lenovo Group Ltd.	1,314,170	1,793,961
Lexmark International, Inc., Class A	3,500	168,560
NCR Corp.*	9,700	340,373
NEC Corp.	22,000	70,145
NetApp, Inc.	19,178	700,380
QLogic Corp.*	5,000	50,450
SanDisk Corp.	107,100	11,184,453
Seagate Technology plc	117,185	6,658,452
Stratasys Ltd.*	6,325	718,710
TCL Communication Technology Holdings Ltd.	406,000	491,366
Western Digital Corp.	104,180	9,615,814

		103,975,522

Total Information Technology		544,864,141

See Notes to Financial Statements.

1250

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

	Number of Shares	Value (Note 1)

Total Common Stocks (79.1%) (Cost $364,072,268)		$598,331,605

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.4%)
iShares® North American Tech ETF‡	373,950	35,597,161
Technology Select Sector SPDR® Fund	1,369,600	52,524,160
Vanguard Information Technology Index ETF	609,100	58,954,789

Total Investment Companies (19.4%) (Cost $84,903,490)		147,076,110

Total Investments (98.5%) (Cost $448,975,758)		745,407,715
Other Assets Less Liabilities (1.5%)		11,442,324

Net Assets (100%)		$756,850,039

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value June 30, 2014	Dividend Income	Realized Gain (Loss)†
iShares® North American Tech ETF	$28,539,489	$5,034,621	$—	$35,597,161	$144,537	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$44,727,854	$829,673	$—	$45,557,527
Health Care	—	1,169,557	—	1,169,557
Industrials	5,642,049	1,098,331	—	6,740,380
Information Technology	515,631,500	29,232,641	—	544,864,141
Investment Companies
Exchange Traded Funds (ETFs)	147,076,110	—	—	147,076,110

Total Assets	$713,077,513	$32,330,202	$—	$745,407,715

Total Liabilities	$—	$—	$—	$—

Total	$713,077,513	$32,330,202	$—	$745,407,715

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2014.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2014:

Statements of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net assets – Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net assets – Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	561	—	561
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$561	$—	$561

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	391	—	391
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$391	$—	$391

^	This Portfolio held forward foreign currency contracts as hedging.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2014 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $98,000 for one month during the six months ended June 30, 2014.

Investment security transactions for the six months ended June 30, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$219,300,841
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$257,750,563

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$284,099,667
Aggregate gross unrealized depreciation	(3,094,848)

Net unrealized appreciation	$281,004,819

Federal income tax cost of investments	$464,402,896

For the six months ended June 30, 2014, the Portfolio incurred approximately $118 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $8,018,940, which expires in the year 2017.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES June 30, 2014 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $22,884,651)	$35,597,161
Unaffiliated Issuers (Cost $426,091,107)	709,810,554
Cash	9,691,395
Foreign cash (Cost $1,922,595)	1,924,180
Receivable for securities sold	2,461,769
Receivable from Separate Accounts for Trust shares sold	964,256
Dividends, interest and other receivables	172,716
Deferred offering cost	22,298
Other assets	5,774

Total assets	760,650,103

LIABILITIES
Payable for securities purchased	2,422,440
Investment management fees payable	582,782
Payable to Separate Accounts for Trust shares redeemed	412,728
Distribution fees payable – Class IB	149,874
Administrative fees payable	102,942
Offering costs payable	23,387
Trustees’ fees payable	13,012
Distribution fees payable – Class IA	3,074
Accrued expenses	89,825

Total liabilities	3,800,064

NET ASSETS	$756,850,039

Net assets were comprised of:
Paid in capital	$442,396,311
Accumulated undistributed net investment income (loss)	(1,697,235)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	19,717,430
Net unrealized appreciation (depreciation) on investments and foreign currency translations	296,433,533

Net assets	$756,850,039

Class IA
Net asset value, offering and redemption price per share, $15,170,551 / 738,909 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.53

Class IB
Net asset value, offering and redemption price per share, $739,486,258 / 36,938,062 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.02

Class K
Net asset value, offering and redemption price per share, $2,193,230 / 105,927 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends ($144,537 of dividend income received from affiliates) (net of $4,603 foreign withholding tax)	$3,624,270
Interest	5,562

Total income	3,629,832

EXPENSES
Investment management fees	3,468,592
Distribution fees – Class IB	892,329
Administrative fees	558,658
Professional fees	79,318
Printing and mailing expenses	58,468
Custodian fees	48,500
Distribution fees – Class IA	18,284
Trustees’ fees	10,932
Offering costs	1,089
Recoupment fees	8
Miscellaneous	9,669

Total expenses	5,145,847

NET INVESTMENT INCOME (LOSS)	(1,516,015)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	43,143,965
Foreign currency transactions	(12,734)

Net realized gain (loss)	43,131,231

Change in unrealized appreciation (depreciation) on:
Investments ($12,712,510 of change in unrealized appreciation (depreciation) from affiliates)	6,714,154
Foreign currency translations	7,976

Net change in unrealized appreciation (depreciation)	6,722,130

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,853,361

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,337,346

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,516,015)	$(1,087,451)
Net realized gain (loss) on investments and foreign currency transactions	43,131,231	63,562,063
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	6,722,130	144,003,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,337,346	206,477,910

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 25,281 and 52,418 shares, respectively ]	488,544	827,534
Capital shares repurchased [ (75,300) and (119,627) shares, respectively ]	(1,460,815)	(1,928,307)

Total Class IA transactions	(972,271)	(1,100,773)

Class IB
Capital shares sold [ 1,557,027 and 4,053,036 shares, respectively ]	29,716,990	63,877,215
Capital shares repurchased [ (3,426,588) and (9,168,577) shares, respectively ]	(65,127,072)	(145,825,651)

Total Class IB transactions	(35,410,082)	(81,948,436)

Class K
Capital shares sold [ 102,382 and 98,361 shares, respectively ]	2,019,868	1,679,781
Capital shares repurchased [ (68,935) and (27,659) shares, respectively ]	(1,350,058)	(446,684)

Total Class K transactions	669,810	1,233,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,712,543)	(81,816,112)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,624,803	124,661,798
NET ASSETS:
Beginning of period	744,225,236	619,563,438

End of period (a)	$756,850,039	$744,225,236

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,697,235)	$(181,220)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IA			2013		2012		2011		2010		2009
Net asset value, beginning of period	$19.23		$14.18		$12.50		$13.10		$11.10		$6.99

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.03	)(e)	(0.01	)(e)	(0.03	)(e)	(0.04	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.34		5.08		1.69		(0.57)		2.04		4.12

Total from investment operations	1.30		5.05		1.68		(0.60)		2.00		4.11

Net asset value, end of period	$20.53		$19.23		$14.18		$12.50		$13.10		$11.10

Total return (b)	6.76%		35.61%		13.44%		(4.58)%		18.02%		58.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,171		$15,170		$12,142		$12,244		$12,776		$11,949
Ratio of expenses to average net assets:
After waivers (a)(f)	1.41%		1.40%		1.40%		1.14%		1.16%		1.19%
After waivers and fees paid indirectly (a)(f)	1.41%		1.39%		1.39%		1.13%		1.14%		1.09%
Before waivers and fees paid indirectly (a)(f)	1.41%		1.40%		1.40%		1.14%		1.16%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.41)%		(0.17)%		(0.11)%		(0.27)%		(0.35)%		(0.19)%
After waivers and fees paid indirectly (a)(f)	(0.41)%		(0.16)%		(0.10)%		(0.26)%		(0.34)%		(0.08)%
Before waivers and fees paid indirectly (a)(f)	(0.41)%		(0.17)%		(0.11)%		(0.27)%		(0.35)%		(0.19)%
Portfolio turnover rate (z)	30%		64%		62%		78%		84%		129%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Class IB			2013		2012		2011		2010		2009
Net asset value, beginning of period	$18.75		$13.83		$12.19		$12.81		$10.88		$6.86

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.03	)(e)	(0.01	)(e)	(0.07	)(e)	(0.06	)(e)	(0.03	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.31		4.95		1.65		(0.55)		1.99		4.05

Total from investment operations	1.27		4.92		1.64		(0.62)		1.93		4.02

Net asset value, end of period	$20.02		$18.75		$13.83		$12.19		$12.81		$10.88

Total return (b)	6.77%		35.57%		13.45%		(4.84)%		17.74%		58.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$739,486		$727,651		$607,397		$580,608		$663,895		$602,145
Ratio of expenses to average net assets:
After waivers (a)(f)	1.41%		1.40%		1.40%		1.39%		1.41%		1.44%
After waivers and fees paid indirectly (a)(f)	1.41%		1.39%		1.39%		1.38%		1.39%		1.34%
Before waivers and fees paid indirectly (a)(f)	1.41%		1.40%		1.40%		1.39%		1.41%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.42)%		(0.17)%		(0.10)%		(0.53)%		(0.60)%		(0.43)%
After waivers and fees paid indirectly (a)(f)	(0.42)%		(0.16)%		(0.09)%		(0.52)%		(0.58)%		(0.33)%
Before waivers and fees paid indirectly (a)(f)	(0.42)%		(0.17)%		(0.10)%		(0.53)%		(0.60)%		(0.43)%
Portfolio turnover rate (z)	30%		64%		62%		78%		84%		129%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$19.37		$14.20	$14.48

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.05 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.35		5.12	(0.31)

Total from investment operations	1.34		5.17	(0.28)

Net asset value, end of period	$20.71		$19.37	$14.20

Total return (b)	6.92%		36.41%	(1.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,193		$1,404	$25
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16%		1.15%	1.14%
After waivers and fees paid indirectly (a)(f)	1.16%		1.14%	1.13%
Before waivers and fees paid indirectly (a)(f)	1.16%		1.15%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.15)%		0.29%	0.58%
After waivers and fees paid indirectly (a)(f)	(0.15)%		0.30%	0.59%
Before waivers and fees paid indirectly (a)(f)	(0.15)%		0.29%	0.58%
Portfolio turnover rate (z)	30%		64%	62%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with seventy-nine diversified portfolios and three non-diversified portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On February 8, 2013, AXA Equitable contributed $4,817,348 in capital into Class IB of the AXA Ultra Conservative Strategy Portfolio.

On February 8, 2013, AXA Equitable contributed $6,000,000 in seed capital into each of Class IB and Class K of the EQ/Emerging Markets Equity PLUS Portfolio.

On February 8, 2013, AXA Equitable contributed $23,000,000 in seed capital into each of Class IB and Class K of the EQ/High Yield Bond Portfolio.

On February 8, 2013, AXA Equitable contributed $2,500,000 in seed capital into each of Class IB and Class K of the EQ/Natural Resources PLUS Portfolio.

On February 8, 2013, AXA Equitable contributed $125,000 in seed capital into each of Class IB and Class K of the EQ/PIMCO Global Real Return Portfolio.

On February 8, 2013, AXA Equitable contributed $125,000 in seed capital into each of Class IB and Class K of the EQ/Real Estate PLUS Portfolio.

On May 20, 2013, AXA Equitable contributed $2,500,000 in seed capital into each of Class IB and Class K of the EQ/AllianceBernstein Short Duration Government Bond Portfolio.

On October 28, 2013, AXA Equitable contributed $2,000,000 in seed capital into each of Class IB and Class K of the All Asset Aggressive – Alt 50 Portfolio, the All Asset Aggressive – Alt 75 Portfolio, the EQ/Energy ETF Portfolio and the EQ/Low Volatility Global ETF Portfolio.

On October 28, 2013, AXA Equitable contributed $5,000,000 in seed capital into each of Class IB and Class K of the AXA SmartBeta Equity Portfolio and the EQ/Convertible Securities Portfolio.

On April 16, 2014, AXA Equitable contributed $25,000 in seed capital into each of Class IB and Class K of the AXA/Horizon Small Cap Value Portfolio, the AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio and the AXA/Pacific Global Small Cap Value Portfolio.

On June 13, 2014, AXA Equitable contributed $100 split evenly in seed capital into each of Class IA, Class IB and Class K of the Multimanager Aggressive Equity Portfolio, the Multimanager Core Bond Portfolio, the Multimanager Mid Cap Growth Portfolio, the Multimanager Mid Cap Value Portfolio and the Multimanager Technology Portfolio.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for its Portfolios.

Each of the All Asset Moderate Growth-Alt 15 Portfolio, the All Asset Growth-Alt 20 Portfolio, the All Asset Aggressive-Alt 25 Portfolio, the All Asset Aggressive-Alt 50 Portfolio and the All Asset Aggressive-Alt 75 Portfolio (each an “All Asset Portfolio”; together, the “All Asset

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Portfolios”) is a type of mutual fund often described as a “fund of funds” mutual fund. The All Asset Portfolios pursue their investment objective by investing exclusively in other mutual funds managed by FMG LLC and other unaffiliated investment companies or exchange-traded funds.

The AXA Ultra Conservative Strategy Portfolio, AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, AXA Growth Strategy Portfolio and AXA Aggressive Strategy Portfolio (each an “AXA Strategy Portfolio”; together, the “AXA Strategy Portfolios”) and AXA/Franklin Templeton Allocation Managed Volatility Portfolio are types of mutual funds often described as “fund of funds.” The AXA/Franklin Templeton Allocation Managed Volatility Portfolio and AXA Strategy Portfolios pursue their investment objective by investing exclusively in other affiliated mutual funds managed by FMG LLC.

The EQ/Energy ETF Portfolio, EQ/International ETF Portfolio and the EQ/Low Volatility Global ETF Portfolio (each an “ETF Portfolio”; together, the “ETF Portfolios”) are types of mutual funds often described as a “fund of funds” mutual fund. The ETF Portfolios pursue their investment objective by investing exclusively in other unaffiliated investment companies or exchange-traded funds.

The AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Natural Resources PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, and EQ/Real Estate PLUS Portfolio, AXA Global Equity Managed Volatility Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Horizon Small Cap Value Portfolio, AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Pacific Global Small Cap Value Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Convertible Securities Portfolio, EQ/High Yield Bond Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Technology Portfolio and the AXA 500 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and the ATM Small Cap Managed Volatility Portfolio (each a “Tactical Portfolio”, together the “Tactical Portfolios”) employ multiple Advisers (each a “Multiadviser Portfolio”; together the “Multiadviser Portfolios”). Each of the Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Multiadviser Portfolio independently from the other Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Multiadviser Portfolio. Because each Adviser directs the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Advisers, the Multiadviser Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K. As of and during the six months ended June 30, 2014, the Trust had Class IB shares outstanding for each Portfolio except for the ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio,

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

ATM Mid Cap Managed Volatility Portfolio and ATM Small Cap Managed Volatility Portfolio. During the six months ended June 30, 2014, the Trust had Class IA shares outstanding for certain Portfolios as shown in the respective Statements of Assets and Liabilities. In addition, during the six months ended June 30, 2014, the Trust had Class K shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC.

The investment objectives of each Portfolio are as follows:

All Asset Moderate Growth-Alt 15 Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

All Asset Growth-Alt 20 Portfolio — Seeks long-term capital appreciation and current income.

All Asset Aggressive-Alt 25 Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

All Asset Aggressive-Alt 50 Portfolio — Seeks long-term capital appreciation.

All Asset Aggressive-Alt 75 Portfolio — Seeks long-term capital appreciation.

AXA Ultra Conservative Strategy Portfolio — Seeks current income.

AXA Conservative Strategy Portfolio — Seeks a high level of current income.

AXA Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

AXA Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

AXA Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA/Franklin Templeton Allocation Managed Volatility Portfolio (formerly EQ/Franklin Templeton Allocation Portfolio, name change effective May 1, 2014) — Primarily seeks capital appreciation and secondarily seeks income.

EQ/Energy ETF Portfolio — Seeks long-term capital appreciation.

EQ/International ETF Portfolio — Seeks long-term capital appreciation.

EQ/Low Volatility Global ETF Portfolio — Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.

AXA Global Equity Managed Volatility Portfolio (formerly EQ/Global Multi-Sector Equity Portfolio, name change effective May 1, 2014) (advised by FMG LLC, BlackRock Investment

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Management, LLC (“BlackRock”), Morgan Stanley Investment Management, Inc. (“MSIM”) and OppenheimerFunds, Inc. (“Oppenheimer”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Core Managed Volatility Portfolio (formerly EQ/International Core PLUS Portfolio, name change effective May 1, 2014) (advised by FMG LLC, BlackRock, EARNEST Partners, LLC, Hirayama Investments, LLC, Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”) and WHV Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. On May 1, 2014, EARNEST Partners, LLC was added as an adviser to the Portfolio.

AXA International Value Managed Volatility Portfolio (formerly EQ/International Value PLUS Portfolio, name change effective May 1, 2014) (advised by FMG LLC, BlackRock and Northern Cross LLC) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Core Managed Volatility Portfolio (formerly EQ/Large Cap Core PLUS Portfolio, name change effective May 1, 2014) (advised by FMG LLC, BlackRock, Capital Guardian Trust Company (“Capital Guardian”), Institutional Capital LLC and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. On May 1, 2014, Thornburg Investment Management, Inc. was added as an adviser to the Portfolio.

AXA Large Cap Growth Managed Volatility Portfolio (formerly EQ/Large Cap Growth PLUS Portfolio, name change effective May 1, 2014) (advised by FMG LLC, BlackRock, Marsico Capital Management, LLC (“Marsico”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wells Capital Management, Inc. (“Wells Capital Management”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Large Cap Value Managed Volatility Portfolio (formerly EQ/Large Cap Value PLUS Portfolio, name change effective May 1, 2014) (advised by FMG LLC, AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of FMG LLC), BlackRock and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. On May 1, 2014, MFS was added as an adviser to the Portfolio.

AXA Mid Cap Value Managed Volatility Portfolio (formerly EQ/Mid Cap Value PLUS Portfolio, name change effective May 1, 2014) (advised by FMG LLC, BlackRock, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA SmartBeta Equity Portfolio (advised by AXA Rosenberg Investment Management LLC) — Seeks to achieve long-term capital appreciation.

AXA/Franklin Balanced Managed Volatility Portfolio (formerly EQ/Franklin Core Balanced Portfolio, name change effective May 1, 2014) (advised by FMG LLC, BlackRock and Franklin Advisers, Inc.) — Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Franklin Small Cap Value Managed Volatility Portfolio (formerly EQ/AXA Franklin Small Cap Value Core Portfolio, name change effective May 1, 2014) (advised by FMG LLC, BlackRock and Franklin Advisory Services, LLC) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Horizon Small Cap Value Portfolio (advised by FMG LLC, BlackRock and Horizon Asset Management LLC) — Seeks to achieve long-term growth of capital.

AXA/Lord Abbett Micro Cap Portfolio (advised by FMG LLC, BlackRock and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

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AXA/Morgan Stanley Small Cap Growth Portfolio (advised by FMG LLC, BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

AXA/Mutual Large Cap Equity Managed Volatility Portfolio (formerly EQ/Mutual Large Cap Equity Portfolio, name change effective May 1, 2014) (advised by FMG LLC, BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Pacific Global Small Cap Value Portfolio (advised by FMG LLC, BlackRock and Pacific Global Investment Management Company — Seeks to achieve long-term growth of capital.

AXA/Templeton Global Equity Managed Volatility Portfolio (formerly EQ/Templeton Global Equity Portfolio, name change effective May 1, 2014) (advised by FMG LLC, BlackRock and Templeton Investment Counsel, LLC) — Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 500 Managed Volatility Portfolio (formerly AXA Tactical Manager 500 Portfolio, name change effective May 1, 2014) (advised by FMG LLC, AllianceBernstein and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 400 Managed Volatility Portfolio (formerly AXA Tactical Manager 400 Portfolio, name change effective May 1, 2014) (advised by FMG LLC, AllianceBernstein and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 2000 Managed Volatility Portfolio (formerly AXA Tactical Manager 2000 Portfolio, name change effective May 1, 2014) (advised by FMG LLC, AllianceBernstein and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Managed Volatility Portfolio (formerly AXA Tactical Manager International Portfolio, name change effective May 1, 2014) (advised by FMG LLC, AllianceBernstein and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (formerly ATM International Portfolio, name change effective May 1, 2014) (advised by FMG LLC, AllianceBernstein and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Large Cap Managed Volatility Portfolio (formerly ATM Large Cap Portfolio, name change effective May 1, 2014) (advised by FMG LLC, AllianceBernstein and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (formerly ATM Mid Cap Portfolio, name change effective May 1, 2014) (advised by FMG LLC, AllianceBernstein and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (formerly ATM Small Cap Portfolio, name change effective May 1, 2014) (advised by FMG LLC, AllianceBernstein and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio (advised by AllianceBernstein) — Seeks to achieve total return from long-term growth of capital and income.

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EQ/AllianceBernstein Short Duration Government Bond Portfolio (advised by AllianceBernstein) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AllianceBernstein Small Cap Growth Portfolio (advised by FMG LLC and AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/BlackRock Basic Value Equity Portfolio (advised by BlackRock) — Seeks to achieve capital appreciation and secondarily, income.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Common Stock Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Convertible Securities Portfolio (advised by FMG LLC and Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

EQ/Core Bond Index Portfolio (advised by FMG LLC and SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Intermediate U.S. Government/Credit Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government/Credit Index.

EQ/Emerging Markets Equity PLUS Portfolio (advised by FMG LLC, AllianceBernstein and EARNEST Partners, LLC) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Price Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Global Bond PLUS Portfolio (advised by FMG LLC, BlackRock, First International Advisors, LLC and Wells Capital Management) — Seeks to achieve capital growth and current income.

EQ/High Yield Bond Portfolio (advised by FMG LLC, AXA Investment Managers, Inc. and Post Advisory Group, LLP) — Seeks to maximize current income. On May 1, 2014, Post Advisory Group, LLP, was added as an adviser to the Portfolio.

EQ/Intermediate Government Bond Portfolio (advised by FMG LLC and SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Intermediate U.S. Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government Bond Index.

EQ/International Equity Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

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EQ/Invesco Comstock Portfolio (advised by Invesco Advisers, Inc.) — Seeks to achieve capital growth and income.

EQ/JPMorgan Value Opportunities Portfolio (advised by J.P. Morgan Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Growth Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Value Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/MFS International Growth Portfolio (advised by MFS) — Seeks to achieve capital appreciation.

EQ/Mid Cap Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, LLC) — Seeks to achieve capital appreciation.

EQ/Morgan Stanley Mid Cap Growth Portfolio (advised by MSIM) — Seeks to achieve capital growth.

EQ/Natural Resources PLUS Portfolio (advised by FMG LLC, AllianceBernstein and RBC Global Asset Management (U.S.) Inc.) — Seeks to achieve long-term growth of capital.

EQ/Oppenheimer Global Portfolio (advised by Oppenheimer) — Seeks to achieve capital appreciation.

EQ/PIMCO Global Real Return Portfolio (advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (advised by FMG LLC, AllianceBernstein and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Real Estate PLUS Portfolio (advised by FMG LLC, AllianceBernstein and PIMCO) — Seeks to provide long-term capital appreciation and current income.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Wells Fargo Omega Growth Portfolio (advised by Wells Capital Management) — Seeks to achieve long-term capital growth.

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Multimanager Aggressive Equity Portfolio (advised by AllianceBernstein, ClearBridge Investments, LLC, Marsico, Scotia Institutional Asset Management US, Ltd., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (advised by BlackRock Financial Management, Inc., PIMCO and SSgA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Mid Cap Growth Portfolio (advised by AllianceBernstein, BlackRock, Franklin Advisers, Inc. and Wellington Management) — Seeks to achieve long-term growth of capital.

Multimanager Mid Cap Value Portfolio (advised by BlackRock, Diamond Hill, Knightsbridge Asset Management LLC and Lord Abbett) — Seeks to achieve long-term growth of capital.

Multimanager Technology Portfolio (advised by FMG LLC, Allianz Global Investors U.S. LLC, SSgA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are valued at their last sale price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any

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developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations.

During the six months ended June 30, 2014, each of the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, EQ/AllianceBernstein Short Duration Government Bond Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/Global Bond PLUS Portfolio, EQ/High Yield Bond Portfolio, EQ/Invesco Comstock Portfolio, EQ/MFS International Growth Portfolio, EQ/Oppenheimer Global Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Real Estate PLUS Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in

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performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2014, is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the end of the period.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Common Stocks is the discount for lack of marketability. The significant unobservable

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inputs used in the fair value measurement of the Portfolio’s investments in Asset-Backed Securities is comparability analysis. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Portfolio’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. At June 30, 2014, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding tax) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Trust is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized gains in the Statements of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2014. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

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Offering costs incurred during the year ended December 31, 2013 by the Portfolios shown below were:

Portfolios:	Amount
All Asset Aggressive-Alt 50	$43,297
All Asset Aggressive-Alt 75	43,159
EQ/Energy ETF	43,408
EQ/Low Volatility Global ETF	43,271
AXA SmartBeta Equity	43,292
EQ/AllianceBernstein Short Duration Government Bond	1,359
EQ/Convertible Securities	43,154
EQ/Emerging Markets PLUS	19,011
EQ/High Yield Bond	19,011
EQ/Natural Resources PLUS	19,011
EQ/PIMCO Global Real Return	19,610
EQ/Real Estate PLUS	19,610

Offering costs incurred during the six months ended June 30, 2014 by the Portfolios shown below were:

Portfolios:	Amount
AXA/Horizon Small Cap Value	$23,569
AXA/Lord Abbett Micro Cap	23,427
AXA/Morgan Stanley Small Cap Growth	23,427
AXA/Pacific Global Small Cap Value	23,427
Multimanager Aggressive Equity	23,387
Multimanager Core Bond	23,387
Multimanager Mid Cap Growth	23,387
Multimanager Mid Cap Value	23,387
Multimanager Technology	23,387

Offering costs are amortized by the Portfolios over a twelve-month period on a straight-line basis.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of

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Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2013, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily and Multimanager Core Bond Portfolio declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to differing book and tax treatments for losses due to wash sales transactions (on all Portfolios except EQ/International ETF Portfolio, AXA SmartBeta Equity Portfolio, EQ/Capital Guardian Research Portfolio, EQ/High Yield Bond Portfolio and EQ/Money Market Portfolio), straddle loss deferrals (AXA Global Equity Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/Global Bond PLUS Portfolio, EQ/PIMCO Global Real Return Portfolio, Multimanager Aggressive Equity Portfolio and Multimanager Core Bond Portfolio), mark-to-market of futures contracts (AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility, AXA Mid Cap Value Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, AXA 500 Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, Multimanager Mid Cap Growth Portfolio and Multimanager Mid Cap Value Portfolio), mark-to-market of forward contracts (EQ/PIMCO Global Real Return Portfolio) and loss deferrals due to investments in affiliated fund of fund investments (All Asset Growth-Alt 20 Portfolio and AXA/Franklin Templeton Allocation Managed Volatility Portfolio). In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day

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of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2013 and December 31, 2012, were as follows:

	Year Ended December 31, 2013				Year Ended December 31, 2012
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Moderate Growth-Alt 15	$100,757	$13,388	$1,195	$73,657	$11,033	$—	$527	$5,201
All Asset Growth-Alt 20	7,452,302	12,560,820	286,983	7,167,237	5,703,917	4,853,728	222,328	1,538,634
All Asset Aggressive-Alt 25	91,217	11,250	1,439	87,730	6,393	—	226	3,275
All Asset Aggressive-Alt 50	68,345	40,839	—	4,227	—	—	—	—
All Asset Aggressive-Alt 75	70,244	23,522	—	—	—	—	—	—
AXA Ultra Conservative Strategy	29,055	2,446	2,048	20,308	4,952	7	1,107	946
AXA Conservative Strategy	7,369,517	1,271,798	189,991	5,135,395	4,047,408	—	10,783	807,222
AXA Conservative Growth Strategy	17,753,724	3,255,566	597,782	16,084,760	5,704,281	—	5,486	2,017,123
AXA Balanced Strategy	42,808,562	8,378,382	955,708	41,851,661	10,817,547	—	6,676	5,180,266
AXA Moderate Growth Strategy	104,261,239	22,666,997	2,999,703	108,215,604	22,821,519	—	99,879	14,346,746
AXA Growth Strategy	53,753,605	9,713,045	106,547	57,454,503	8,660,135	—	17,958	5,761,565
AXA Aggressive Strategy	19,083,789	1,740,272	109,055	20,560,212	1,137,682	353	—	662,029
AXA/Franklin Templeton Allocation Managed Volatility	16,106,544	—	—	—	23,000,778	—	—	—
EQ/Energy ETF	32,684	—	—	—	—	—	—	—
EQ/International ETF	4,311,080	14,010,222	—	49,953,520	7,596,696	11,389,449	3,980	1,553,393
EQ/Low Volatility Global ETF	55,887	158	—	—	—	—	—	—
AXA Global Equity Managed Volatility	21,301,320	—	—	—	30,890,099	—	764,593	—
AXA International Core Managed Volatility	17,115,733	—	—	—	17,832,529	—	—	—
AXA International Value Managed Volatility	14,955,307	—	308,044	—	22,063,514	—	838,703	—
AXA Large Cap Core Managed Volatility	50,972,756	53,979,596	24,258,448	16,347,368	15,886,939	34,526,307	343,745	1,232,003
AXA Large Cap Growth Managed Volatility	10,931,373	—	—	—	13,633,938	—	58,250	—
AXA Large Cap Value Managed Volatility	55,520,966	—	—	—	47,122,777	—	132,223	—
AXA Mid Cap Value Managed Volatility	11,227,652	—	—	—	20,129,734	—	—	—
AXA SmartBeta Equity	25,469	—	—	—	—	—	—	—
AXA/Franklin Balanced Managed Volatility	32,030,339	—	—	—	36,504,423	—	—	—
AXA/Franklin Small Cap Value Managed Volatility	906,811	—	—	—	2,744,579	—	1,154	—
AXA/Horizon Small Cap Value	—	—	—	—	—	—	—	—
AXA/Lord Abbett Micro Cap	—	—	—	—	—	—	—	—
AXA/Morgan Stanley Small Cap Growth	—	—	—	—	—	—	—	—
AXA/Mutual Large Cap Equity Managed Volatility	6,148,113	—	391,197	—	10,110,824	—	—	—

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	Year Ended December 31, 2013				Year Ended December 31, 2012
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA/Pacific Global Small Cap Value	$—	$—	$—	$—	$—	$—	$—	$—
AXA/Templeton Global Equity Managed Volatility	7,799,770	—	—	—	10,171,727	—	—	—
AXA 500 Managed Volatility	143,221,878	174,559,875	25,778,613	37,982,248	35,488,126	20,150,676	6,088,918	9,187,035
AXA 400 Managed Volatility	9,022,260	17,851,837	2,730,217	4,171,143	1,172,179	862,840	996,409	1,909,263
AXA 2000 Managed Volatility	66,751,072	114,074,488	17,119,328	24,613,767	6,159,464	9,291,663	7,299,451	13,314,163
AXA International Managed Volatility	68,818,713	24,843,750	3,941,400	5,635,630	6,228,218	—	3,829,074	—
ATM International Managed Volatility	129,877,927	42,143,011	—	—	29,324,883	—	77,358	—
ATM Large Cap Managed Volatility	207,545,988	334,922,131	38,472,165	78,512,489	64,170,455	112,325,993	10,154,365	20,989,306
ATM Mid Cap Managed Volatility	23,096,739	57,013,679	2,154,162	9,423,341	3,051,372	45,947,179	3,390,390	5,986,862
ATM Small Cap Managed Volatility	69,585,342	148,998,406	13,342,127	32,935,790	4,246,585	866,645	—	21,228,162
EQ/AllianceBernstein Dynamic Wealth Strategies	24,347,575	18,338,540	6,472,178	4,262,914	4,415,155	228,299	3,457,126	1,128,753
EQ/AllianceBernstein Short Duration Government Bond	—	—	—	—	—	—	—	—
EQ/AllianceBernstein Small Cap Growth	30,157,196	174,779,751	3,145,869	18,104,830	9,042,171	104,640,414	1,576,046	22,557,964
EQ/BlackRock Basic Value Equity	26,583,332	—	38,611	—	35,851,933	—	—	—
EQ/Boston Advisors Equity Income	32,316,286	71,250,649	3,855,933	5,064,542	24,921,288	5,100,605	201,202	7,489,661
EQ/Calvert Socially Responsible	813,721	—	12,336	—	824,112	—	490	—
EQ/Capital Guardian Research	4,761,913	—	—	—	10,707,737	—	65,737	—
EQ/Common Stock Index	67,518,170	—	—	—	73,855,402	—	—	—
EQ/Convertible Securities	113,791	—	10,026	—	—	—	—	—
EQ/Core Bond Index	108,281,458	—	—	—	107,242,704	—	—	—
EQ/Emerging Markets Equity PLUS	130,101	—	—	—	—	—	—	—
EQ/Equity 500 Index	53,780,629	—	2,963,955	—	52,051,525	1,302,813	—	—
EQ/GAMCO Mergers and Acquisitions	11,092,384	3,149,297	683,433	322,704	5,153,376	590,900	1,919,248	38,987
EQ/GAMCO Small Company Value	14,316,974	128,817,760	—	17,520,492	32,409,327	54,844,630	2,230,442	50,896,289
EQ/Global Bond PLUS	4,198,396	4,121,441	1,531,384	264,101	20,023,438	20,529,283	1,540,756	1,215,987
EQ/High Yield Bond	3,188,346	—	—	—	—	—	—	—
EQ/Intermediate Government Bond	35,073,719	—	—	—	46,272,126	15,771,339	—	—
EQ/International Equity Index	37,218,568	—	—	—	44,296,358	—	19,628	—
EQ/Invesco Comstock	2,491,223	—	2,853	—	3,761,427	—	—	—
EQ/JPMorgan Value Opportunities	2,609,701	—	48,883	—	3,532,951	—	46,142	—
EQ/Large Cap Growth Index	12,626,621	58,341,196	—	11,187,616	14,196,709	—	—	—

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	Year Ended December 31, 2013				Year Ended December 31, 2012
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Large Cap Value Index	$7,005,337	$—	$—	$—	$6,695,005	$—	$416,390	$—
EQ/MFS International Growth	13,919,298	12,867,919	63,240	6,941,540	16,762,010	—	—	—
EQ/Mid Cap Index	11,293,781	—	—	—	12,140,760	—	—	—
EQ/Money Market	8,493	—	1,406	—	—	—	1,420	—
EQ/Montag & Caldwell Growth	2,910,443	25,688,156	1,512,799	1,003,050	3,007,613	17,919	—	753,144
EQ/Morgan Stanley Mid Cap Growth	17,698,753	46,898,422	3,757,465	16,583,598	2,333,944	16,081,921	—	—
EQ/Natural Resources PLUS	267,942	—	—	—	—	—	—	—
EQ/Oppenheimer Global	2,656,926	—	99,333	—	3,296,810	—	—	—
EQ/PIMCO Global Real Return	53,173	—	9,825	—	—	—	—	—
EQ/PIMCO Ultra Short Bond	21,231,855	—	690,806	—	22,990,812	—	—	—
EQ/Quality Bond PLUS	6,665,889	—	2,136,383	—	5,103,527	—	—	—
EQ/Real Estate PLUS	252,479	—	—	—	—	—	—	—
EQ/Small Company Index	11,472,062	71,810,611	—	5,240,420	12,496,621	50,711,773	—	3,597,668
EQ/T. Rowe Price Growth Stock	—	—	—	—	—	—	—	—
EQ/UBS Growth and Income	749,617	—	—	—	1,222,143	—	—	—
EQ/Wells Fargo Omega Growth	27,200,083	61,831,752	4,429,282	6,546,845	117,349	29,044,971	—	4,873,588
Multimanager Aggressive Equity	1,183,430	—	—	—	—	—	—	—
Multimanager Core Bond	25,012,231	529,281	8,764,758	—	107,636,612	36,992,116	1,373,747	529,281
Multimanager Mid Cap Growth	5,352,941	43,523,700	536,841	2,621,951	—	—	—	—
Multimanager Mid Cap Value	1,020,709	—	—	—	2,247,068	—	—	—
Multimanager Technology	—	—	—	—	—	—	—	—
The following Portfolios had a Return of Capital during the year ended December 31, 2013:

Portfolios:	Return of Capital
All Asset Aggressive-Alt 75	$15,951
EQ/Energy ETF	53,617
EQ/Low Volatility Global ETF	31,641
AXA SmartBeta Equity	40,970
EQ/Emerging Markets Equity PLUS	14,446
EQ/Real Estate PLUS	157,676

Permanent book and tax basis differences relating to shareholder distributions resulted in a reclassification of accumulated losses from acquired Portfolios at June 30, 2014, which were deemed material were as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA International Core Managed Volatility	$1,163,202	$(1,056,987,244)	$1,055,824,042
AXA Large Cap Core Managed Volatility	88,178	(217,704,381)	217,616,203
AXA Large Cap Growth Managed Volatility	311,000	(304,434,250)	304,123,250
AXA Large Cap Value Managed Volatility	161,801	(414,831,054)	414,669,253
EQ/Invesco Comstock Portfolio	(3,365)	(540,246,285)	540,249,650

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Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the Portfolios of Investments.

Sale-Buybacks:

The EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Real Estate PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2014. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop”. A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. The EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio had open sale-buybacks at June 30, 2014.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying

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risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Options:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts,

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interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, AXA 500 Managed Volatility, Portfolio AXA 400 Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Mid Cap Growth Portfolio and Multimanager Mid Cap Value Portfolio used futures contracts during the six months ended June 30, 2014, to equitize cash or to increase or decrease the level of equity exposure during periods when market volatility differed from specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio. The market value of investments pledged and/or cash pledged to cover margin requirements can be found in the Portfolio of Investments and/or Statement of Assets and Liabilities for each Portfolio. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is

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included in realized gains or losses from foreign currency transactions in the Statements of Operations. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Total Return Swap Agreements:

The EQ/Real Estate PLUS Portfolio entered into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee, generally based upon recommendations provided by the Portfolio’s sub-advisor, PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

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Offsetting Assets and Liabilities:

During the fiscal year the Portfolios adopted Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information will enable users of the Portfolios’ financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolios’ financial position.

For financial reporting purposes, the Portfolios do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Recent Accounting Standard:

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU impacts the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. This ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of applying this standard.

In July 2014, the Securities and Exchange Commission (“SEC”) passed certain Money Market reforms. This regulation mandates that institutional and prime money market funds move to a floating NAV, provides the ability for a fund’s Board of Directors to impose certain liquidity fees and redemption gates, and enhances Money Market reporting requirements. Management is currently evaluating the impact of applying this regulation.

Note  2   Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with FMG LLC. With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, and the AXA Strategy Portfolios, the Management Agreements state that the Manager will, among other things: (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board. With respect to the Management Agreements for the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, and the AXA Strategy Portfolios, the Management Agreements provide that the Manager will, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board. For the six months ended June 30, 2014, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Moderate Growth-Alt 15	0.100% of average daily net assets
All Asset Growth-Alt 20	0.100% of average daily net assets

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Portfolios:	Management Fee
All Asset Aggressive-Alt 25	0.100% of average daily net assets
All Asset Aggressive-Alt 50	0.100% of average daily net assets
All Asset Aggressive-Alt 75	0.100% of average daily net assets
AXA Ultra Conservative Strategy	0.100% of average daily net assets
AXA Conservative Strategy	0.100% of average daily net assets
AXA Conservative Growth Strategy	0.100% of average daily net assets
AXA Balanced Strategy	0.100% of average daily net assets
AXA Moderate Growth Strategy	0.100% of average daily net assets
AXA Growth Strategy	0.100% of average daily net assets
AXA Aggressive Strategy	0.100% of average daily net assets
AXA/Franklin Templeton Allocation Managed Volatility	0.050% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Global Real Return	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/PIMCO Ultra Short Bond	0.500%	0.475%	0.450%	0.430%	0.420%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Global Equity Managed Volatility	0.750%	0.700%	0.675%	0.650%	0.625%
AXA SmartBeta Equity	0.700%	0.650%	0.625%	0.600%	0.575%
AXA/Franklin Balanced Managed Volatility	0.650%	0.600%	0.575%	0.550%	0.525%
AXA/Franklin Small Cap Value Managed Volatility	0.700%	0.650%	0.625%	0.600%	0.575%
AXA/Mutual Large Cap Equity Managed Volatility	0.700%	0.650%	0.625%	0.600%	0.575%
AXA/Templeton Global Equity Managed Volatility	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/AllianceBernstein Dynamic Wealth Strategies	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Boston Advisors Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/GAMCO Mergers and Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/GAMCO Small Company Value	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Invesco Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/MFS International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Montag & Caldwell Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Morgan Stanley Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Oppenheimer Global	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/T. Rowe Price Growth Stock	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Wells Fargo Omega Growth	0.650%	0.600%	0.575%	0.550%	0.525%

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	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA International Core Managed Volatility	0.600%	0.550%	0.525%	0.500%	0.475%
AXA International Value Managed Volatility	0.600%	0.550%	0.525%	0.500%	0.475%
AXA Large Cap Core Managed Volatility	0.500%	0.450%	0.425%	0.400%	0.375%
AXA Large Cap Growth Managed Volatility	0.500%	0.450%	0.425%	0.400%	0.375%
AXA Large Cap Value Managed Volatility	0.500%	0.450%	0.425%	0.400%	0.375%
AXA Mid Cap Value Managed Volatility	0.550%	0.500%	0.475%	0.450%	0.425%
AXA/Horizon Small Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Lord Abbett Micro Cap	0.850%	0.800%	0.775%	0.750%	0.725%
AXA/Morgan Stanley Small Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Pacific Global Small Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
EQ/AllianceBernstein Small Cap Growth	0.550%	0.500%	0.475%	0.450%	0.425%
EQ/Emerging Markets Equity PLUS	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Natural Resources PLUS	0.550%	0.500%	0.475%	0.450%	0.425%
EQ/Real Estate PLUS	0.550%	0.500%	0.475%	0.450%	0.425%
Multimanager Aggressive Equity	0.580%	0.550%	0.525%	0.500%	0.475%
Multimanager Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Technology	0.950%	0.900%	0.875%	0.850%	0.825%

	(as a percentage of average daily net assets)
Portfolio:	First $2 Billion	Next $2 Billion	Thereafter
EQ/AllianceBernstein Short Duration Government Bond	0.450%	0.430%	0.410%

	(as a percentage of average daily net assets)
Portfolios:	First $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
AXA 500 Managed Volatility	0.450%	0.430%	0.410%	0.400%
AXA 400 Managed Volatility	0.450%	0.430%	0.410%	0.400%
AXA 2000 Managed Volatility	0.450%	0.430%	0.410%	0.400%
AXA International Managed Volatility	0.450%	0.430%	0.410%	0.400%
ATM International Managed Volatility	0.450%	0.430%	0.410%	0.400%
ATM Large Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%
ATM Mid Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%
ATM Small Cap Managed Volatility	0.450%	0.430%	0.410%	0.400%

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Thereafter
EQ/Convertible Securities	0.700%	0.680%	0.660%
EQ/Global Bond PLUS	0.550%	0.530%	0.510%
EQ/High Yield Bond	0.600%	0.580%	0.560%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%
Multimanager Core Bond	0.550%	0.530%	0.510%

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
EQ/Energy ETF	0.500%	0.490%	0.480%	0.470%
EQ/International ETF	0.400%	0.390%	0.380%	0.370%
EQ/Low Volatility Global ETF	0.500%	0.490%	0.480%	0.470%

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	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
EQ/Calvert Socially Responsible	0.500%	0.490%	0.480%	0.470%
EQ/Common Stock Index	0.350%	0.340%	0.330%	0.320%
EQ/Core Bond Index	0.350%	0.340%	0.330%	0.320%
EQ/Equity 500 Index	0.250%	0.240%	0.230%	0.220%
EQ/Intermediate Government Bond	0.350%	0.340%	0.330%	0.320%
EQ/International Equity Index	0.400%	0.390%	0.380%	0.370%
EQ/Large Cap Growth Index	0.350%	0.340%	0.330%	0.320%
EQ/Large Cap Value Index	0.350%	0.340%	0.330%	0.320%
EQ/Mid Cap Index	0.350%	0.340%	0.330%	0.320%
EQ/Small Company Index	0.250%	0.240%	0.230%	0.220%

Prior to May 1, 2014, the management fee for the following Portfolios was the following:

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.600%	0.550%	0.525%	0.500%	0.475%
Multimanager Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Technology	0.950%	0.900%	0.875%	0.850%	0.825%

	(as a percentage of average daily net assets)
Portfolio:	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.550%	0.525%	0.500%	0.475%	0.450%

On behalf of the Trust, with the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, ETF Portfolios, and the AXA Strategy Portfolios, the Manager has entered into an investment advisory agreement (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

Each Multiadviser Portfolio (excluding the Tactical Portfolios) pays an annual fixed charge of $32,500, which only applies to those Portfolios with total average net assets of less than $5 billion, plus:

Total aggregated average daily net asset charge of the Multiadviser Portfolios (excluding the Tactical Portfolios)

0.15% on the first $20 billion

0.11% on the next $5 billion

0.10% in excess of $25 billion

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The EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio and the Tactical Portfolios each pay an annual fixed charge of $32,500, which only applies to Portfolios with total average net assets of less than $5 billion, plus:

Total aggregated average daily net asset charge of EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio and the Tactical Portfolios

0.15% on the first $20 billion

0.11% on the next $5 billion

0.10% in excess of $25 billion

The All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and AXA Strategy Portfolios each pay an annual rate of $32,500 per Portfolio, which only applies to Portfolios with total average net assets of less than $5 billion, plus:

Total average daily net asset charge of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and AXA Strategy Portfolios

0.15% of the first $15 billion

0.125% of the next $5 billion

0.10% on assets thereafter, to be calculated on a per Portfolio basis.

For all other Portfolios:

All other Portfolios each pay an annual fixed charge of $30,000, if the Portfolio’s average net assets are less than $5 billion, plus:

Total Trust average daily net asset charge for all other Portfolios*

0.12% on the first $3 billion

0.11% on the next $3 billion

0.105% on the next $4 billion

0.10% on the next $20 billion

0.0975% in excess of $30 billion

*	With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

Pursuant to a sub-administration arrangement with FMG LLC, JPMorgan Investor Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase, an affiliate of the sub-administrator. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan Chase serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5	Concentration of Credit Risk

At June 30, 2014, certain Portfolios maintained significant cash balances or significant foreign currency balances with JPMorgan Chase Bank or its affiliates. Additionally, at June 30, 2014, certain Portfolios held significant collateral balances with limited brokers or Goldman Sachs & Co. The Portfolios are subject to credit risk arising should JPMorgan Chase Bank or its affiliates or Goldman Sachs & Co. be unable to fulfill their obligations.

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Note 6	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 7	Expense Limitation

FMG LLC has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2015 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which FMG LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of such Portfolios’ Class K Shares (Class IA and Class IB shares would be 0.25% higher due to the annual fee under the Trust’s Distribution Plans) are limited to:

0.15% of average daily net assets of the

AXA/Franklin Templeton Allocation Managed Volatility Portfolio

0.40% of average daily net assets of the

All Asset Moderate Growth-Alt 15 Portfolio

All Asset Growth-Alt 20 Portfolio

All Asset Aggressive-Alt 25 Portfolio

All Asset Aggressive-Alt 50 Portfolio

All Asset Aggressive-Alt 75 Portfolio

0.47% of average daily net assets of the

EQ/Core Bond Index Portfolio

0.55% of average daily net assets of the

EQ/International ETF Portfolio

0.60% of average daily net assets of the

EQ/PIMCO Ultra Short Bond Portfolio

EQ/Quality Bond PLUS Portfolio

0.65% of average daily net assets of the

EQ/AllianceBernstein Short Duration Government Bond Portfolio

0.70% of average daily net assets of the

EQ/Energy ETF Portfolio

EQ/Low Volatility Global ETF Portfolio

AXA 500 Managed Volatility Portfolio

AXA 400 Managed Volatility Portfolio

AXA 2000 Managed Volatility Portfolio

AXA International Managed Volatility Portfolio

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/BlackRock Basic Value Equity Portfolio

0.72% of average daily net assets of the

EQ/Capital Guardian Research Portfolio

0.75% of average daily net assets of the

AXA Large Cap Core Managed Volatility Portfolio

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AXA Large Cap Growth Managed Volatility Portfolio

AXA Large Cap Value Managed Volatility Portfolio

EQ/Global Bond PLUS Portfolio

EQ/Invesco Comstock Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/PIMCO Global Real Return Portfolio

0.80% of average daily net assets of the

AXA Mid Cap Value Managed Volatility Portfolio

EQ/Boston Advisors Equity Income Portfolio

EQ/UBS Growth and Income Portfolio

EQ/Wells Fargo Omega Growth Portfolio

Multimanager Aggressive Equity Portfolio

0.85% of average daily net assets of the

AXA International Core Managed Volatility Portfolio

AXA International Value Managed Volatility Portfolio

EQ/Morgan Stanley Mid Cap Growth Portfolio

EQ/Natural Resources PLUS Portfolio

EQ/Real Estate PLUS Portfolio

EQ/T. Rowe Price Growth Stock Portfolio

0.90% of average daily net assets of the

EQ/Calvert Socially Responsible Portfolio

EQ/Montag & Caldwell Growth Portfolio

0.95% of average daily net assets of the

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

EQ/High Yield Bond Portfolio

1.00% of average daily net assets of the

AXA SmartBeta Equity Portfolio

AXA/Horizon Small Cap Value Portfolio

AXA/Morgan Stanley Small Cap Growth Portfolio

AXA/Pacific Global Small Cap Value Portfolio

EQ/Emerging Markets Equity PLUS Portfolio

EQ/MFS International Growth Portfolio

EQ/Oppenheimer Global Portfolio

Multimanager Core Bond Portfolio

Multimanager Mid Cap Growth Portfolio

Multimanager Mid Cap Value Portfolio

1.05% of average daily net assets of the

AXA/Franklin Balanced Managed Volatility Portfolio

AXA/Franklin Small Cap Value Managed Volatility Portfolio

AXA/Lord Abbett Micro Cap Portfolio

AXA/Mutual Large Cap Equity Managed Volatility Portfolio

EQ/Convertible Securities Portfolio

1.10% of average daily net assets of the

AXA/Templeton Global Equity Managed Volatility Portfolio

1.15% of average daily net assets of the

Multimanager Technology Portfolio

Prior to May 1, 2014, the following Portfolios’ expense limitation were as follows:

0.10% of average daily net assets of the

All Asset Moderate Growth-Alt 15 Portfolio

All Asset Growth-Alt 20 Portfolio

All Asset Aggressive-Alt 25 Portfolio

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All Asset Aggressive-Alt 50 Portfolio

All Asset Aggressive-Alt 75 Portfolio

0.75% of average daily net assets of the

Multimanager Core Bond Portfolio

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Distribution Plans) for each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expense, but inclusive of Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Ultra Conservative Strategy Portfolio	0.70%
AXA Conservative Strategy Portfolio	0.70%
AXA Conservative Growth Strategy Portfolio	0.75%
AXA Balanced Strategy Portfolio	0.80%
AXA Moderate Growth Strategy Portfolio	0.85%
AXA Growth Strategy Portfolio	0.85%
AXA Aggressive Strategy Portfolio	0.90%

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to FMG LLC the management fees waived or other expenses assumed and paid for by FMG LLC pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC. During the six months ended June 30, 2014, FMG LLC received a total of $818,450 in recoupment for all of the Portfolios within the Trust. At June 30, 2014, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2014	2015	2016	2017	Total Eligible For Reimbursement
All Asset Moderate Growth-Alt 15	$—	$85,990	$167,382	$92,901	$346,273
All Asset Growth-Alt 20	311,957	735,137	663,051	222,411	1,932,556
All Asset Aggressive-Alt 25	—	85,981	143,380	101,123	330,484
All Asset Aggressive-Alt 50	—	—	55,927	66,935	122,862
All Asset Aggressive-Alt 75	—	—	56,106	66,835	122,941
AXA Ultra Conservative Strategy	55,442	103,381	111,221	46,765	316,809
AXA Conservative Strategy	193,078	473,041	605,042	311,097	1,582,258
AXA Conservative Growth Strategy	227,176	529,179	687,531	367,504	1,811,390
AXA Balanced Strategy	249,731	508,412	622,323	295,969	1,676,435
AXA Moderate Growth Strategy	—	86,860	—	—	86,860
AXA Growth Strategy	166,135	239,927	192,608	11,623	610,293
AXA/Franklin Templeton Allocation Managed Volatility	472,469	1,003,028	1,062,811	531,171	3,069,479
EQ/Energy ETF	—	—	53,899	61,978	115,877
EQ/International ETF	—	26,602	14,319	26,223	67,144
EQ/Low Volatility Global ETF	—	—	53,914	62,173	116,087
AXA SmartBeta Equity	—	—	51,496	55,922	107,418
AXA/Horizon Small Cap Value	—	—	—	20,426	20,426

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Portfolios:	2014	2015	2016	2017	Total Eligible For Reimbursement
AXA/Lord Abbett Micro Cap	$—	$—	$—	$25,353	$25,353
AXA/Morgan Stanley Small Cap Growth	—	—	—	7,538	7,538
AXA/Pacific Global Small Cap Value	—	—	—	20,089	20,089
EQ/BlackRock Basic Value Equity	—	—	—	53,484	53,484
EQ/Boston Advisors Equity Income	287,306	741,563	744,800	334,301	2,107,970
EQ/Capital Guardian Research	277,419	611,901	424,079	135,365	1,448,764
EQ/Convertible Securities	—	—	52,486	54,003	106,489
EQ/Emerging Markets Equity PLUS	—	—	152,749	40,051	192,800
EQ/Global Bond PLUS	—	—	50,801	34,483	85,284
EQ/High Yield Bond	—	—	27,409	—	27,409
EQ/Invesco Comstock	49,202	151,518	134,793	50,945	386,458
EQ/JPMorgan Value Opportunities	—	13,663	32,927	19,095	65,685
EQ/Montag & Caldwell Growth	—	—	—	11,740	11,740
EQ/Natural Resources PLUS	—	—	154,482	56,160	210,642
EQ/Oppenheimer Global	26,839	37,747	233,478	117,776	415,840
EQ/PIMCO Global Real Return	—	—	122,428	37,728	160,156
EQ/PIMCO Ultra Short Bond	—	—	—	68,315	68,315
EQ/Quality Bond PLUS	521,316	204,227	41	—	725,584
EQ/Real Estate PLUS	—	—	177,017	65,312	242,329
EQ/T. Rowe Price Growth Stock	—	—	161,070	114,729	275,799
EQ/UBS Growth and Income	90,601	206,863	163,841	67,876	529,181
Multimanager Core Bond	—	—	—	68,303	68,303
Multimanager Mid Cap Growth	—	—	118,291	89,543	207,834
Multimanager Mid Cap Value	—	—	111,628	85,857	197,485

During the six months ended June 30, 2014, the Manager voluntarily waived Investment Management fees for one portfolio. This amount is as follows and is not eligible for recoupment:

Portfolio:	Voluntary Waivers
EQ/Money Market Portfolio	$2,413,080

During the six months ended June 30, 2014, the Distributor voluntarily waived $1,595,417 of Distribution fees for the EQ/Money Market Portfolio Class IA and Class IB shares. This amount is not eligible for recoupment.

Note 8	Percentage of Ownership by Affiliates

At June 30, 2014, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
All Asset Moderate Growth-Alt 15	5.51%
All Asset Aggressive-Alt 25	5.88
All Asset Aggressive-Alt 50	96.02
All Asset Aggressive-Alt 75	94.26
AXA Ultra Conservative Strategy	86.34
AXA SmartBeta Equity	90.43
EQ/Low Volatility ETF	69.96
EQ/Energy ETF	65.90
EQ/Convertible Securities	59.38
EQ/Emerging Markets Equity PLUS	24.76
EQ/High Yield Bond	29.71
EQ/Natural Resources PLUS	27.94

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Shares of affiliated underlying investment companies may be held by the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, the AXA Strategy Portfolios, the AXA Allocation Portfolios, the Charter Allocation Portfolios and the Target Allocation Portfolios of the AXA Premier VIP Trust, an entity also advised by FMG LLC. The following tables represent the percentage of ownership that the All Asset Portfolios, the AXA/Franklin Templeton Allocation Managed Volatility Portfolio, each AXA Strategy Portfolio, and each AXA Allocation Portfolio, Charter Allocation Portfolio and Target Allocation Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2014.

	All Asset Moderate Growth- Alt 15		All Asset Growth- Alt 20	All Asset Aggressive- Alt 25		All Asset Aggressive- Alt 50		All Asset Aggressive- Alt 75		AXA/Franklin Templeton Allocation Managed Volatility
AXA/Franklin Balanced Managed Volatility Portfolio	—%		—%	—%		—%		—%		34.38%
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	—		—	—		—		—		67.28
AXA/Templeton Global Equity Managed Volatility Portfolio	—		—	—		—		—		52.93
EQ/AllianceBernstein Small Cap Growth Portfolio	0.03		0.84	0.04		0.01		0.01		—
EQ/BlackRock Basic Value Equity Portfolio	0.04		1.19	0.05		0.01		0.01		—
EQ/Boston Advisors Equity Income Portfolio	0.08		2.40	0.10		0.03		0.01		—
EQ/Core Bond Index Portfolio	—	#	0.01	—		—		—		—
EQ/Emerging Markets Equity PLUS Portfolio	0.35		19.03	0.73		0.21		0.07		—
EQ/GAMCO Mergers and Acquisitions Portfolio	0.11		4.18	0.18		0.08		0.16		—
EQ/GAMCO Small Company Value Portfolio	0.02		0.63	0.02		0.01		—	#	—
EQ/Global Bond PLUS Portfolio	0.47		7.89	0.08		0.02		0.03		—
EQ/High Yield Bond Portfolio	0.30		5.34	0.09		0.02		0.02		—
EQ/Intermediate Government Bond Portfolio	—	#	0.06	—	#	—	#	—	#	—
EQ/International Equity Index Portfolio	0.02		0.69	0.02		0.01		—	#	—
EQ/Invesco Comstock Portfolio	0.19		6.35	0.29		0.08		0.04		—
EQ/MFS International Growth Portfolio	0.05		1.83	0.07		0.02		0.01		—
EQ/Morgan Stanley Mid Cap Growth Portfolio	—	#	0.15	0.01		—	#	—	#	—
EQ/Natural Resources PLUS Portfolio	1.54		45.93	2.41		2.56		4.76		—
EQ/PIMCO Global Real Return Portfolio	2.64		47.87	0.74		0.13		0.13		—
EQ/PIMCO Ultra Short Bond Portfolio	0.02		0.41	0.01		—	#	—	#	—
EQ/Real Estate PLUS Portfolio	1.36		53.03	2.30		2.99		4.17		—
EQ/T.Rowe Price Growth Stock Portfolio	0.08		3.15	0.15		0.03		0.02		—
Multimanager Core Bond Portfolio	0.05		0.96	0.01		—		—		—

#	Less than 0.005%.

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	AXA Ultra Conservative Growth Strategy		AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy	AXA Aggressive Strategy
AXA 500 Managed Volatility Portfolio	0.01%		1.63%	5.61%	15.32%	39.44%	23.18%	11.05%
AXA 400 Managed Volatility Portfolio	—	#	0.74	1.56	4.46	11.46	7.42	2.92
AXA 2000 Managed Volatility Portfolio	—	#	1.14	4.16	11.44	28.61	16.60	8.08
AXA International Managed Volatility Portfolio	0.01		1.59	5.29	14.57	37.18	21.74	10.15
EQ/AllianceBernstein Short Duration Government Bond Portfolio	—	#	5.16	6.73	12.29	21.15	7.93	2.23
EQ/Core Bond Index Portfolio	—	#	2.47	3.23	5.84	9.98	3.73	1.00
EQ/Intermediate Government Bond Portfolio	0.07		3.02	3.87	7.12	11.91	4.48	1.21

#	Less than 0.005%.

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International ETF Portfolio	—%	—%	10.63%	46.84%	17.88%
AXA Global Equity Managed Volatility Portfolio	0.20	0.98	7.81	9.77	3.18
AXA International Core Managed Volatility Portfolio	0.31	0.84	7.66	12.16	3.99
AXA International Value Managed Volatility Portfolio	0.32	0.83	5.86	11.13	6.67
AXA Large Cap Core Managed Volatility Portfolio	1.06	1.63	8.35	15.55	6.42
AXA Large Cap Growth Managed Volatility Portfolio	0.51	0.90	5.85	7.97	3.00
AXA Large Cap Value Managed Volatility Portfolio	0.11	0.40	3.43	8.67	5.48
AXA/Franklin Small Cap Value Managed Volatility Portfolio	—	0.97	13.52	26.94	11.12
AXA/Horizon Small Cap Value Portfolio	—	1.00	5.43	27.48	1.64
AXA/Lord Abbett Micro Cap Portfolio	0.66	0.72	12.04	42.14	18.66
AXA/Morgan Stanley Small Cap Growth Portfolio	0.66	0.72	12.03	42.11	18.65
AXA/Pacific Global Small Cap Value Portfolio	—	1.00	5.43	27.48	1.64
ATM International Managed Volatility Portfolio	1.13	3.34	31.45	47.27	16.81
ATM Large Cap Managed Volatility Portfolio	2.64	4.55	27.92	45.06	19.83
ATM Mid Cap Managed Volatility Portfolio	2.56	5.03	29.81	42.30	20.28
ATM Small Cap Managed Volatility Portfolio	0.14	3.04	25.07	52.16	19.58

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	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/AllianceBernstein Small Cap Growth Portfolio	0.17%	1.17%	11.80%	19.44%	5.61%
EQ/BlackRock Basic Value Equity Portfolio	1.89	2.54	13.84	16.96	5.57
EQ/Boston Advisors Equity Income Portfolio	3.30	5.09	25.52	29.66	8.85
EQ/Core Bond Index Portfolio	5.00	4.05	18.89	13.02	1.29
EQ/GAMCO Small Company Value Portfolio	0.34	0.74	5.70	6.56	3.80
EQ/Global Bond PLUS Portfolio	8.83	5.55	37.52	1.78	—
EQ/High Yield Bond Portfolio	4.17	5.36	19.24	4.94	0.53
EQ/Intermediate Government Bond Portfolio	7.19	5.84	26.45	19.17	1.92
EQ/International Equity Index Portfolio	0.04	0.19	0.53	2.36	3.38
EQ/Large Cap Growth Index Portfolio	0.30	1.10	4.15	11.68	7.45
EQ/MFS International Growth Portfolio	1.19	3.25	25.13	32.61	14.44
EQ/PIMCO Ultra Short Bond Portfolio	10.97	8.88	40.28	26.73	2.53
EQ/Quality Bond PLUS Portfolio	0.35	0.25	2.01	1.94	0.46
Multimanager Core Bond Portfolio	6.09	4.86	21.32	14.87	1.36
Multimanager Mid Cap Growth Portfolio	1.40	1.93	7.68	7.85	4.87
Multimanager Mid Cap Value Portfolio	0.72	4.38	19.66	7.73	3.40

	CharterSM Fixed Income		CharterSM Conservative		CharterSM Moderate	CharterSM Moderate Growth		CharterSM Growth
EQ/Energy ETF Portfolio	—%		0.23%		0.81%	0.73%		2.16%
EQ/Low Volatility Global ETF Portfolio	—		0.73		2.21	1.40		2.48
AXA SmartBeta Equity Portfolio	—		0.36		1.12	0.72		1.26
AXA/Horizon Small Cap Value Portfolio	—		—		—	—		—
AXA/Lord Abbett Micro Cap Portfolio	—		0.03		0.08	0.06		0.11
AXA/Morgan Stanley Small Cap Growth Portfolio	—		—		—	—		—
AXA/Pacific Global Small Cap Value Portfolio	—		—		—	—		—
EQ/AllianceBernstein Small Cap Growth Portfolio	—		—	#	0.01	0.01		0.01
EQ/BlackRock Basic Value Equity Portfolio	—		—	#	0.01	0.01		0.02
EQ/Boston Advisors Equity Income Portfolio	—		—		—	—		—
EQ/Capital Guardian Research Portfolio	—		0.04		0.14	0.09		0.17
EQ/Convertible Securities Portfolio	2.62		3.53		4.88	2.11		2.38
EQ/Core Bond Index Portfolio	—	#	—		—	—		—
EQ/Emerging Markets Equity PLUS Portfolio	—		0.17		0.51	0.33		0.61
EQ/GAMCO Mergers and Acquisitions Portfolio	—		0.03		0.08	0.07		0.07
EQ/GAMCO Small Company Value Portfolio	—		—	#	0.01	0.01		0.01
EQ/Global Bond PLUS Portfolio	0.13		0.17		0.21	0.08		0.08
EQ/High Yield Bond Portfolio	0.16		0.23		0.29	0.11		0.11
EQ/Intermediate Government Bond Portfolio	0.01		0.01		0.01	—	#	—	#
EQ/International Equity Index Portfolio	—		0.01		0.03	0.02		0.04
EQ/Invesco Comstock Portfolio	—		0.04		0.11	0.07		0.13
EQ/MFS International Growth Portfolio	—		0.01		0.03	0.02		0.03
EQ/Morgan Stanley Mid Cap Growth Portfolio	—		0.01		0.03	0.02		0.04
EQ/Natural Resources PLUS Portfolio	—		0.07		0.27	0.24		0.72
EQ/PIMCO Global Real Return Portfolio	1.59		2.06		2.54	1.01		0.91

#	Less than 0.005%.

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	CharterSM Fixed Income	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth
EQ/PIMCO Ultra Short Bond Portfolio	0.02%	0.03%	0.04%	0.01%	0.01%
EQ/Quality Bond PLUS Portfolio	—	—	—	—	—
EQ/Real Estate PLUS Portfolio	—	0.13	0.54	0.43	1.14
EQ/T.Rowe Price Growth Stock Portfolio	—	0.01	0.04	0.03	0.05
EQ/Wells Fargo Omega Growth Portfolio	—	0.02	0.06	0.04	0.07
Multimanager Core Bond Portfolio	0.04	0.09	0.11	0.04	0.04
Multimanager Mid Cap Value Portfolio	—	0.05	0.15	0.11	0.19

	CharterSM Aggressive Growth		CharterSM Equity	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Growth
EQ/Energy ETF Portfolio	1.81%		—%	—%	—%	—%
EQ/Low Volatility Global ETF Portfolio	1.67		2.00	0.94	1.74	2.72
AXA SmartBeta Equity Portfolio	0.85		1.03	0.49	0.90	1.40
AXA/Horizon Small Cap Value Portfolio	—		—	—	—	—
AXA/Lord Abbett Micro Cap Portfolio	0.07		0.08	—	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	—		—	—	—	—
AXA/Pacific Global Small Cap Value Portfolio	—		—	—	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	0.01		0.01	—	—	—
EQ/BlackRock Basic Value Equity Portfolio	0.01		0.01	—	—	—
EQ/Boston Advisors Equity Income Portfolio	—		—	—	—	—
EQ/Capital Guardian Research Portfolio	0.11		0.14	—	—	—
EQ/Convertible Securities Portfolio	0.93		—	—	—	—
EQ/Core Bond Index Portfolio	—		—	—	—	—
EQ/Emerging Markets Equity PLUS Portfolio	0.41		0.49	0.15	0.28	0.42
EQ/GAMCO Mergers and Acquisitions Portfolio	0.02		—	—	—	—
EQ/GAMCO Small Company Value Portfolio	0.01		0.01	—	—	—
EQ/Global Bond PLUS Portfolio	0.02		—	0.16	0.12	0.06
EQ/High Yield Bond Portfolio	0.03		—	—	—	—
EQ/Intermediate Government Bond Portfolio	—	#	—	—	—	—
EQ/International Equity Index Portfolio	0.03		0.03	0.01	0.02	0.03
EQ/Invesco Comstock Portfolio	0.09		0.11	—	—	—
EQ/MFS International Growth Portfolio	0.02		0.03	0.01	0.01	0.02
EQ/Morgan Stanley Mid Cap Growth Portfolio	0.03		0.03	—	—	—
EQ/Natural Resources PLUS Portfolio	0.60		—	—	—	—
EQ/PIMCO Global Real Return Portfolio	0.19		—	1.41	1.03	0.49
EQ/PIMCO Ultra Short Bond Portfolio	—	#	—	—	—	—
EQ/Quality Bond PLUS Portfolio	—		—	—	—	—
EQ/Real Estate PLUS Portfolio	0.94		—	0.57	1.16	2.41

#	Less than 0.005%.

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	CharterSM Aggressive Growth	CharterSM Equity	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Growth
EQ/T.Rowe Price Growth Stock Portfolio	0.03%	0.04%	—%	—%	—%
EQ/Wells Fargo Omega Growth Portfolio	0.05	0.05	—	—	—
Multimanager Core Bond Portfolio	0.01	—	—	—	—
Multimanager Mid Cap Value Portfolio	0.13	0.15	—	—	—

	CharterSM Income Strategies		CharterSM Interest Rate Strategies	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth
EQ/Energy ETF Portfolio	0.98%		2.89%	—%	2.98%	—%
EQ/Low Volatility Global ETF Portfolio	—		11.18	—	—	—
AXA SmartBeta Equity Portfolio	—		—	—	—	—
AXA/Horizon Small Cap Value Portfolio	—		—	—	—	—
AXA/Lord Abbett Micro Cap Portfolio	—		—	—	—	25.32
AXA/Morgan Stanley Small Cap Growth Portfolio	—		—	—	—	25.81
AXA/Pacific Global Small Cap Value Portfolio	—		—	—	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	—		—	—	—	—
EQ/BlackRock Basic Value Equity Portfolio	—		—	—	—	—
EQ/Boston Advisors Equity Income Portfolio	0.08		0.08	—	—	—
EQ/Capital Guardian Research Portfolio	—		—	—	—	—
EQ/Convertible Securities Portfolio	—		3.47	—	—	—
EQ/Core Bond Index Portfolio	—	#	—	1.93	—	—
EQ/Emerging Markets Equity PLUS Portfolio	—		—	—	—	—
EQ/GAMCO Mergers and Acquisitions Portfolio	—		—	—	—	—
EQ/GAMCO Small Company Value Portfolio	—		—	—	—	—
EQ/Global Bond PLUS Portfolio	0.04		0.05	—	—	—
EQ/High Yield Bond Portfolio	0.21		0.05	18.12	—	—
EQ/Intermediate Government Bond Portfolio	—		—	—	—	—
EQ/International Equity Index Portfolio	—		—	—	—	—
EQ/Invesco Comstock Portfolio	—		—	—	—	—
EQ/MFS International Growth Portfolio	—		—	—	—	—
EQ/Morgan Stanley Mid Cap Growth Portfolio	—		—	—	—	—
EQ/Natural Resources PLUS Portfolio	0.32		1.03	—	1.00	—
EQ/PIMCO Global Real Return Portfolio	0.41		2.50	—	4.53	—
EQ/PIMCO Ultra Short Bond Portfolio	—		0.01	—	—	—
EQ/Quality Bond PLUS Portfolio	—	#	—	2.93	—	—
EQ/Real Estate PLUS Portfolio	1.37		1.88	—	2.25	—
EQ/T.Rowe Price Growth Stock Portfolio	—		—	—	—	—
EQ/Wells Fargo Omega Growth Portfolio	—		—	—	—	—
Multimanager Core Bond Portfolio	0.06		—	—	—	—
Multimanager Mid Cap Value Portfolio	—		—	—	—	—

#	Less than 0.005%.

	CharterSM Small Cap Value	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
EQ/Energy ETF Portfolio	—%	3.29%	5.18%	7.10%
EQ/Low Volatility Global ETF Portfolio	—	—	—	—
AXA SmartBeta Equity Portfolio	—	—	—	—

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	CharterSM Small Cap Value	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
AXA/Horizon Small Cap Value Portfolio	64.41%	—%	—%	—%
AXA/Lord Abbett Micro Cap Portfolio	—	—	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	—	—	—	—
AXA/Pacific Global Small Cap Value Portfolio	64.42	—	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	—	—	—	—
EQ/BlackRock Basic Value Equity Portfolio	—	—	—	—
EQ/Boston Advisors Equity Income Portfolio	—	—	—	—
EQ/Capital Guardian Research Portfolio	—	—	—	—
EQ/Convertible Securities Portfolio	—	4.51	3.58	2.23
EQ/Core Bond Index Portfolio	—	—	—	—
EQ/Emerging Markets Equity PLUS Portfolio	—	—	—	—
EQ/GAMCO Mergers and Acquisitions Portfolio	—	0.52	0.43	0.10
EQ/GAMCO Small Company Value Portfolio	—	—	—	—
EQ/Global Bond PLUS Portfolio	—	—	—	—
EQ/High Yield Bond Portfolio	—	—	—	—
EQ/Intermediate Government Bond Portfolio	—	—	—	—
EQ/International Equity Index Portfolio	—	—	—	—
EQ/Invesco Comstock Portfolio	—	—	—	—
EQ/MFS International Growth Portfolio	—	—	—	—
EQ/Morgan Stanley Mid Cap Growth Portfolio	—	—	—	—
EQ/Natural Resources PLUS Portfolio	—	1.09	1.72	2.44
EQ/PIMCO Global Real Return Portfolio	—	—	—	—
EQ/PIMCO Ultra Short Bond Portfolio	—	—	—	—
EQ/Quality Bond PLUS Portfolio	—	—	—	—
EQ/Real Estate PLUS Portfolio	—	1.90	2.80	3.21
EQ/T.Rowe Price Growth Stock Portfolio	—	—	—	—
EQ/Wells Fargo Omega Growth Portfolio	—	—	—	—
Multimanager Core Bond Portfolio	—	—	—	—
Multimanager Mid Cap Value Portfolio	—	—	—	—

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF Portfolio	3.43%	7.14%	5.51%	4.08%
EQ/BlackRock Basic Value Equity Portfolio	0.10	0.10	0.05	0.05
EQ/Core Bond Index Portfolio	0.21	0.20	0.08	0.02
EQ/Emerging Markets Equity PLUS Portfolio	8.46	15.44	11.00	7.87
EQ/Equity 500 Index Portfolio	0.46	1.12	0.88	0.64
EQ/Global Bond PLUS Portfolio	1.80	1.79	0.64	0.07
EQ/High Yield Bond Portfolio	2.95	3.05	1.13	0.42
EQ/International Equity Index Portfolio	0.33	0.63	0.45	0.33
EQ/MFS International Growth Portfolio	0.22	0.45	0.36	0.26
EQ/PIMCO Ultra Short Bond Portfolio	0.24	0.26	0.11	0.03
EQ/Quality Bond PLUS Portfolio	0.12	0.11	0.05	0.01
EQ/Small Company Index Portfolio	0.21	0.77	0.65	0.50
Multimanager Aggressive Equity Portfolio	0.17	0.27	0.12	0.04
Multimanager Mid Cap Growth Portfolio	0.86	0.63	0.46	0.28
Multimanager Mid Cap Value Portfolio	1.00	1.82	0.78	0.61

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June 30, 2014 (Unaudited)

Note 9	Substitution, Reorganization and In-Kind Transactions

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolios listed below and a subscription in-kind to AXA International Core Managed Volatility Portfolio (“ICP”). On June 24, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to ICP. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the values of the securities are listed in the table below.

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
EQ/MFS International Growth Portfolio	$387,390,490	$75,268,157
Multimanager International Equity Portfolio (a)(b)	336,328,768	43,213,095

Total	$723,719,258

(a)	A Portfolio of AXA Premier VIP Trust
(b)	Portfolio no longer exists.

The realized gain is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolios listed below and a subscription in-kind to AXA Large Cap Core Managed Volatility Portfolio (“LCCP”). On June 24, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to LCCP. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the values of the securities are listed in the table below.

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
EQ/Capital Guardian Research Portfolio	$935,653,398	$250,488,053
EQ/Davis New York Venture Portfolio (b)	319,295,079	98,658,571
EQ/Lord Abbett Large Cap Core Portfolio (b)	175,945,507	44,320,269
EQ/UBS Growth and Income Portfolio	90,888,048	16,073,245
Multimanager Large Cap Core Equity Portfolio (a)(b)	134,096,701	35,136,462

Total	$1,655,878,733

(a)	A Portfolio of AXA Premier VIP Trust
(b)	Portfolio no longer exists.

The realized gain is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

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June 30, 2014 (Unaudited)

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolios listed below and a subscription in-kind to AXA Large Cap Growth Managed Volatility Portfolio (“LCGP”). On June 24, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to LCGP. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the values of the securities are listed in the table below.

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
EQ/T. Rowe Price Growth Stock Portfolio	$483,112,196	$156,350,736
EQ/Wells Fargo Omega Growth Portfolio	645,225,243	127,106,221

Total	$1,128,337,439

The realized gain is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolios listed below and a subscription in-kind to AXA Large Cap Growth Managed Volatility Portfolio (“LCGP”). On July 15, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to LCGP. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the values of the securities are listed in the table below.

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
EQ/Equity Growth PLUS Portfolio (b)	$1,130,474,520	$322,593,511
EQ/Montag & Caldwell Growth Portfolio	173,621,344	44,569,556
Multimanager Aggressive Equity Portfolio	544,434,083	162,708,424

Total	$1,848,529,947

(b)	Portfolio no longer exists.

The realized gain is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolios listed below and a subscription in-kind to AXA 2000 Managed Volatility Portfolio (“TM2000”). On July 15, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to TM2000. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the value of the securities are listed in the table below.

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June 30, 2014 (Unaudited)

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
CharterSM Small Cap Growth Portfolio (formerly Multimanager Small Cap Growth Portfolio) (a)	$212,972,478	$45,257,143
CharterSM Small Cap Value Portfolio (formerly Multimanager Small Cap Value Portfolio) (a)	455,552,750	107,064,668

Total	$668,525,228

(a)	A Portfolio of AXA Premier VIP Trust

The realized gain is recorded in Net Realized Gain on Investments on the redeeming portfolios’ Statements of Operations. For tax purposes, the gain is not recognized by the redeeming portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from Multimanager Mid Cap Growth Portfolio (“MMCG”), a Portfolio of AXA Premier VIP Trust, and a subscription in-kind to AXA 400 Managed Volatility Portfolio (“TM400”). On July 22, 2013, shareholders of MMCG redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to TM400. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as sale and the resulting gain of $95,778,820 was recognized based on the value of the securities and currency of $373,484,063 on the date of the redemption in-kind. The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolio’s Statement of Operations. For tax purposes, the gain is not recognized by the Portfolio. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolio’s portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from EQ/PIMCO Ultra Short Bond Portfolio (“PSB”) and a subscription in-kind to EQ/AllianceBernstein Short Duration Government Bond Portfolio (“ASD”). On July 22, 2013, shareholders of PSB redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to ASD. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance of the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale and the resulting gain of $393,379 was recognized based on the value of the securities of $952,138,686 on the date of the redemption in-kind. The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolio’s Statement of Operations. For tax purposes, the gain is not recognized by the Portfolio. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolio’s portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from EQ/Oppenheimer Global Portfolio (“OG”) and a subscription in-kind to AXA Global Equity Managed Volatility Portfolio (“GMSE”). On July 22, 2013, shareholders of OG redeemed shares through an in-kind redemption of securities and currency to GMSE. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance of the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale and the resulting gain of $90,159,225 was recognized based on the value of the securities and currency of $346,911,891 on the date of the redemption in-kind. The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolio’s Statement of Operations. For tax purposes, the gain is not recognized by the Portfolio. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolio’s portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

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June 30, 2014 (Unaudited)

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from Multimanager Mid Cap Value Portfolio (“MMCV”), a Portfolio of AXA Premier VIP Trust, and a subscription in-kind to AXA Mid Cap Value Managed Volatility Portfolio (“MCVP”). On July 22, 2013, shareholders of MMCV redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to MCVP. Valuation of these securities at the time of redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale and the resulting gain of $75,250,186 was recognized based on the value of the securities and currency of $403,124,532 on the date of the redemption in-kind. The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolio’s Statement of Operations. For tax purposes, the gain is not recognized by the Portfolio. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolio’s portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from Multimanager Core Bond Portfolio (“MCB”), a Portfolio of AXA Premier VIP Trust, and a subscription in-kind to EQ/Quality Bond PLUS Portfolio (“QBP”). On July 22, 2013, shareholders of MCB redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to QBP. Valuation of these securities at the time of redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale and the resulting gain of $17,675,873 was recognized based on the value of securities and currency of $1,233,559,078 on the date of the redemption in-kind. The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolio’s Statement of Operations. For tax purposes, the gain is not recognized by the Portfolio. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolio’s portfolio turnover calculation and excluded from the cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolios listed below and a subscription in-kind to EQ/Core Bond Index Portfolio (“CBI”). On July 29, 2013, shareholders of the Portfolios listed below redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to CBI. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on values of the securities are listed in the table below.

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
EQ/Global Bond PLUS Portfolio	$436,410,664	$8,530,145
CharterSM Multi-Sector Bond Portfolio (formerly Multimanager Multi-Sector Bond Portfolio) (a)	615,687,112	13,632,691

Total	$1,052,097,776

(a)	A Portfolio of AXA Premier VIP Trust

The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolios’ Statement of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on March 5-6, 2013, the Board approved a redemption in-kind from the Portfolios listed below and a subscription in-kind to AXA Large Cap Value Managed Volatility Portfolio (“LCVP”). On July 29, 2013, shareholders of the Portfolios listed below redeemed shares

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June 30, 2014 (Unaudited)

through an in-kind redemption of securities and currency and contributed the securities and currency to LCVP. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind and the resulting gains based on the value of the securities are listed in the table below.

Portfolios	Value of securities and currency transferred	Realized Gain/(Loss)
EQ/BlackRock Basic Value Equity Portfolio	$1,034,625,698	$278,477,262
EQ/Boston Advisors Equity Income Portfolio	324,664,619	83,705,473
EQ/Invesco Comstock Portfolio	340,684,665	92,549,166
EQ/JPMorgan Value Opportunities Portfolio	294,336,634	53,872,933
Multimanager Large Cap Value Portfolio (a)	364,189,770	107,364,869

Total	$2,358,501,386

(a)	A Portfolio of AXA Premier VIP Trust

The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolios’ Statement of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on December 10-11, 2013, the Board approved a redemption in-kind from EQ/AllianceBernstein Short-Term Bond Portfolio (“ABST”) and a subscription in-kind to EQ/AllianceBernstein Short Duration Government Bond Portfolio (“ASD”). On March 19, 2014, shareholders of ABST redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to ASD. Valuation of these securities at the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale and the resulting gain of $9,551,580 was recognized based on the value of the securities and currency of $747,287,708 on the date of the redemption in-kind. The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolio’s Statement of Operations. For tax purposes, the gain is recognized by the redeeming Portfolio. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolio’s portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

The Portfolio below paid a redemption in-kind transfer of securities to affiliated portfolios, in the AXA Premier VIP Trust, in exchange for Class K shares of the Portfolio. The related market value of these securities, which is excluded form the Portfolio’s portfolio turnover and net proceeds of sales and redemptions, and the associated gain (loss) for the transaction was as follows:

Portfolio:	Date	Market Value	Realized Gain/(Loss)
CharterSM Multi-Sector Bond Portfolio (a)	April 21, 2014	$223,038,414	$(38,458,622)

(a)	A Portfolio of AXA Premier VIP Trust

At a meeting held on April 10, 2014, the Board approved a redemption in-kind by certain affiliated fund of funds from Class K of CharterSM Multi-Sector Bond Portfolio (known at the time of the redemption in-kind as Multimanager Multi-Sector Bond Portfolio), a portfolio of AXA Premier VIP Trust, and a subscription in-kind to the Portfolios listed below. On April 21, 2014, these fund of fund portfolios redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to the Portfolios listed below. Valuation of these securities at

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June 30, 2014 (Unaudited)

the time of the redemption and subscription in-kind was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on the date of the redemption in-kind. The securities were exchanged at value and the transaction was considered as a taxable event.

Portfolios	Value of securities and currency received
EQ/Core Bond Index Portfolio	$146,930,927
EQ/High Yield Bond Portfolio	27,488,183
EQ/Quality Bond PLUS Portfolio	48,619,304

$223,038,414

On April 21, 2014, Multimanager Multi-Sector Bond Portfolio converted to a fund of fund structure and changed its name to CharterSM Multi-Sector Bond Portfolio (“CMSB”). In conjunction with this conversion, CMSB exchanged the holdings representing its Class A and B shareholders for Class K shares of the Portfolios listed below. Valuation of these securities at the time of the subscription in-kind was in accordance with the Portfolios’ valuation policy. The securities were exchanged at value and the transaction was considered as a taxable event. The realized loss associated with the transaction was $(43,200,835).

Portfolios	Value of securities and currency received
EQ/Core Bond Index Portfolio	$165,040,276
EQ/High Yield Bond Portfolio	30,881,397
EQ/Quality Bond PLUS Portfolio	54,618,909

$250,540,582

The realized gain is recorded in Net Realized Gain on Securities on the redeeming Portfolios’ Statement of Operations. For tax purposes, the gain is not recognized by the redeeming Portfolios. Additionally, the value of securities redeemed in-kind and contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

The conversion of the CharterSM Small Cap Growth Portfolio (“CSCG”), known at the time as Multimanager Small Cap Growth Portfolio, into a fund-of-funds structure was effected on April 21, 2014. In connection with the conversion, CSCG transferred its securities and currency into AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio in exchange for Class K shares of those portfolios. This was accomplished through a nontaxable transfer. For financial reporting purposes, the Class K shares of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio issued to CSCG and the securities transferred from CSCG to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio were recorded at fair value; however, the cost basis of the securities transferred from CSCG was carried forward to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio and the cost basis of shares issued to CSCG maintained the cost basis of the contributed securities. Additionally, the value of securities transferred from CSCG to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

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Portfolios:	Class K Shares Issued	Value of Securities and Currency Received	Cost of Securities and Currency Received
AXA/Lord Abbett Micro Cap Portfolio	11,525,821	$115,258,210	$110,141,967
AXA/Morgan Stanley Small Cap Growth Portfolio	27,239,130	272,391,299	224,447,542

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCG redeemed their shares of CSCG in-kind and received Class K shares of the AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. Valuation of these securities transferred was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on conversion date and the resulting gains based on the values of the securities transferred are listed in the table below. The realized gain is recorded in Net Realized Gain on Securities on CSCG’s Statement of Operations. For tax purposes, the gain is not recognized by CSCG. This gives rise to a permanent book and tax difference. Additionally, for financial reporting purposes, the cost basis of the shares held by the AXA Allocation Portfolios of CSCG carry forward to the shares received of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. The value of shares redeemed in-kind from CSCG and contributed in-kind to the AXA Allocation Portfolios is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Class K Shares Issued	Value of Securities and Currency Received	Cost of Securities and Currency Received
AXA/Lord Abbett Micro Cap Portfolio	8,481,544	$84,815,439	$81,050,532
AXA/Morgan Stanley Small Cap Growth Portfolio	20,044,548	200,445,482	165,164,952

The conversion of the CharterSM Small Cap Value Portfolio (“CSCV”), known at the time as Multimanager Small Cap Value Portfolio, into a fund-of-funds structure was effected on April 21, 2014. In connection with the conversion, CSCV transferred its securities and currency into AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio in exchange for Class K shares of those portfolios. This was accomplished through a nontaxable transfer. For financial reporting purposes, the Class K shares of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio issued to CSCV and the securities transferred from CSCV to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio were recorded at fair value; however, the cost basis of the securities transferred from CSCV was carried forward to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio and the cost basis of shares issued to CSCV maintained the cost basis of the contributed securities. Additionally, the value of securities transferred from CSCV to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Class K Shares Issued	Value of Securities and Currency Received	Cost of Securities and Currency Received
AXA/Horizon Small Cap Value Portfolio	15,283,496	$152,834,960	$116,866,037
AXA/Pacific Global Micro Cap Portfolio	15,767,592	157,675,921	117,774,314

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCV redeemed their shares of CSCV in-kind and received Class K shares of the AXA/Horizon Small Cap Value Portfolio and the AXA/Pacific Global Micro Cap Portfolio. Valuation of these securities transferred was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as a sale on conversion date and the resulting gains based on the values of the

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June 30, 2014 (Unaudited)

securities transferred are listed in the table below. The realized gain is recorded in Net Realized Gain on Securities on CSCV’s Statement of Operations. For tax purposes, the gain is not recognized by CSCV. This gives rise to a permanent book and tax difference. Additionally, for financial reporting purposes, the cost basis of the shares held by the AXA Allocation Portfolios of CSCV carry forward to the shares received of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Micro Cap Portfolio. The value of shares redeemed in-kind from CSCV and contributed in-kind to the AXA Allocation Portfolios is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Class K Shares Issued	Value of Securities and Currency Received	Cost of Securities and Currency Received
AXA/Horizon Small Cap Value Portfolio	5,364,738	$53,647,378	$41,021,743
AXA/Pacific Global Micro Cap Portfolio	5,534,663	55,346,628	41,340,562

After the close of business on June 13, 2014, EQ/Invesco Comstock Portfolio acquired the net assets of the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Invesco Comstock Portfolio issuing 1,728,433 Class IA shares, 6,164,498 Class IB shares and 1,015,519 Class K shares (valued at $25,591,733, $91,348,257 and $15,021,119, respectively) in exchange for 1,325,854 and 556,972 Class IA shares, 2,766,805 and 4,088,886 Class IB shares of the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio, respectively, and 1,083,131 Class K shares of the EQ/Davis New York Venture Portfolio. The securities held by EQ/Davis New York Venture Portfolio and EQ/Lord Abbett Large Cap Core Portfolio, with a fair value of $75,418,234 and $74,686,049 and identified cost of $45,478,055 and $50,835,609 at June 13, 2014, were the principal assets acquired by EQ/Invesco Comstock Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Invesco Comstock Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Davis New York Venture Portfolio and EQ/Lord Abbett Large Cap Core Portfolio was carried forward to align ongoing reporting of EQ/Invesco Comstock Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Davis New York Venture Portfolio and EQ/Lord Abbett Large Cap Core Portfolio’s net assets at the merger date of $71,755,804 and $60,205,305, including $29,940,179 and $23,850,440 of unrealized appreciation, were combined with those of EQ/Invesco Comstock Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of EQ/Invesco Comstock Portfolio, pro forma results of operations for the six months ended June 30, 2014 would include net investment income of $1,120,082, and net gain on investments of $9,546,337, resulting in an increase in net assets from operations of $10,666,420. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Davis New York Venture Portfolio and EQ/Lord Abbett Large Cap Core Portfolio that have been included in EQ/Invesco Comstock Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the EQ/Invesco Comstock Portfolio totaled $84,716,174. Immediately after the combination, the net assets of the EQ/Invesco Comstock Portfolio totaled $216,677,283.

After the close of business on June 13, 2014, AXA International Core Managed Volatility Portfolio acquired the net assets of the Multimanager International Equity Portfolio, a Portfolio of AXA Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

International Core Managed Volatility Portfolio issuing 1,227,371 Class IA shares, 9,620,437 Class IB shares and 20,710,293 Class K shares (valued at $13,247,592, $103,962,228 and $223,812,508, respectively) in exchange for 1,085,178 Class A shares, 8,531,874 Class B shares and 18,334,569 Class K shares of the Multimanager International Equity Portfolio, respectively. The securities held by Multimanager International Equity Portfolio, with a fair value of $264,873,592 and identified cost of $205,808,016 at June 13, 2014, were the principal assets acquired by AXA International Core Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA International Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager International Equity Portfolio was carried forward to align ongoing reporting of AXA International Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager International Equity Portfolio’s net assets at the merger date of $341,022,328, including $55,415,321 of unrealized appreciation (including foreign currency translations), were combined with those of AXA International Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA International Core Managed Volatility Portfolio, pro forma results of operations for the six months ended June 30, 2014 would include net investment income of $27,349,656, and net gain on investments of $82,095,257, resulting in an increase in net assets from operations of $109,444,913. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager International Equity Portfolio that have been included in AXA International Core Managed Volatility Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $1,921,786,050. Immediately after the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $2,262,808,378.

After the close of business on June 13, 2014, AXA Large Cap Value Managed Volatility Portfolio acquired the net assets of the Multimanager Large Cap Value Portfolio, a Portfolio of AXA Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Value Managed Volatility Portfolio issuing 697,490 Class IA shares, 5,954,139 Class IB shares and 39,587,691 Class K shares (valued at $10,605,466, $90,323,958 and $602,585,067, respectively) in exchange for 748,267 Class A shares, 6,372,771 Class B shares and 42,512,824 Class K shares of the Multimanager Large Cap Value Portfolio, respectively. The securities held by Multimanager Large Cap Value Portfolio, with a fair value of $654,514,472 and identified cost of $469,160,558 at June 13, 2014, were the principal assets acquired by AXA Large Cap Value Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA Large Cap Value Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Value Portfolio was carried forward to align ongoing reporting of AXA Large Cap Value Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Value Portfolio’s net assets at the merger date of $703,514,491, including $185,355,745 of unrealized appreciation (including foreign currency translations), were combined with those of AXA Large Cap Value Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Value Managed Volatility Portfolio, pro forma results of operations for the six months ended June 30, 2014 would include net investment income of $46,490,974, and net gain on investments of $395,698,906, resulting in an increase in net assets from operations of $442,189,880. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Value Portfolio that have been included in AXA Large Cap Value Managed Volatility Portfolio’s Statement of Operations since the

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

merger date, June 13, 2014. Prior to the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $5,492,634,494. Immediately after the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $6,196,148,985.

On June 13, 2014, the net assets of the Multimanager Aggressive Equity Portfolio, a Portfolio of AXA Premier VIP Trust, merged into the Multimanager Aggressive Equity Portfolio, a shell fund with no prior operations. Upon merger, the share classes of the Portfolio, changed names from Class A and Class B to Class IA and Class IB, respectively. The information for the period January 1, 2014 through June 13, 2014, and for prior periods is that of the predecessor Multimanager Aggressive Equity Portfolio.

On June 13, 2014, the net assets of the Multimanager Core Bond Portfolio, a Portfolio of AXA Premier VIP Trust, merged into the Multimanager Core Bond Portfolio, a shell fund with no prior operations. Upon merger, the share classes of the Portfolio, changed names from Class A and Class B to Class IA and Class IB, respectively. The information for the period January 1, 2014 through June 13, 2014, and for prior periods is that of the predecessor Multimanager Core Bond Portfolio.

On June 13, 2014, the net assets of the Multimanager Mid Cap Growth Portfolio, a Portfolio of AXA Premier VIP Trust, merged into the Multimanager Mid Cap Growth Portfolio, a shell fund with no prior operations. Upon merger, the share classes of the Portfolio, changed names from Class A and Class B to Class IA and Class IB, respectively. The information for the period January 1, 2014 through June 13, 2014, and for prior periods is that of the predecessor Multimanager Mid Cap Growth Portfolio.

On June 13, 2014, the net assets of the Multimanager Mid Cap Value Portfolio, a Portfolio of AXA Premier VIP Trust, merged into the Multimanager Mid Cap Value Portfolio, a shell fund with no prior operations. Upon merger, the share classes of the Portfolio, changed names from Class A and Class B to Class IA and Class IB, respectively. The information for the period January 1, 2014 through June 13, 2014, and for prior periods is that of the predecessor Multimanager Mid Cap Value Portfolio.

On June 13, 2014, the net assets of the Multimanager Technology Portfolio, a Portfolio of AXA Premier VIP Trust, merged into the Multimanager Technology Portfolio, a shell fund with no prior operations. Upon merger, the share classes of the Portfolio, changed names from Class A and Class B to Class IA and Class IB, respectively. The information for the period January 1, 2014 through June 13, 2014, and for prior periods is that of the predecessor Multimanager Technology Portfolio.

After the close of business on June 20, 2014, AXA Large Cap Core Managed Volatility Portfolio acquired the net assets of the Multimanager Large Cap Core Equity Portfolio, a Portfolio of AXA Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Core Managed Volatility Portfolio issuing 455,032 Class IA shares, 2,605,118 Class IB shares and 61,392,015 Class K shares (valued at $4,192,472, $24,006,105 and $566,285,754, respectively) in exchange for 277,949 Class A shares, 1,591,777 Class B shares and 37,543,888 Class K shares of the Multimanager Large Cap Core Equity Portfolio. The securities held by Multimanager Large Cap Core Equity Portfolio, with a fair value of $566,262,874 and identified cost of $381,825,192 at June 20, 2014, were the principal assets acquired by AXA Large Cap Core Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA Large Cap Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Core Portfolio was carried forward to align ongoing reporting of AXA Large Cap Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Core Equity Portfolio’s net assets at the merger date of $594,484,331, including $184,439,801 of unrealized appreciation (including foreign currency translations), were combined with those of AXA Large Cap Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Core Managed Volatility Portfolio, pro forma results of operations for the six months ended June 30, 2014 would include net investment

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

income of $13,855,257, and net gain on investments of $151,165,644, resulting in an increase in net assets from operations of $165,020,901. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Core Equity Portfolio that have been included in AXA Large Cap Core Managed Volatility Portfolio’s Statement of Operations since the merger date, June 20, 2014. Prior to the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,373,240,673. Immediately after the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,967,725,004.

After the close of business on June 20, 2014, AXA Large Cap Growth Managed Volatility Portfolio acquired the net assets of the EQ/Equity Growth PLUS Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 21, 2014. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Growth Managed Volatility Portfolio issuing 1,321,792 Class IA shares, 19,245,009 Class IB shares and 1,147,384 Class K shares (valued at $34,529,396, $491,600,198 and $30,007,546, respectively) in exchange for 1,582,667 Class IA shares, 22,641,770 Class IB shares and 1,374,666 Class K shares of the EQ/Equity Growth PLUS Portfolio. The securities held by EQ/Equity Growth PLUS Portfolio, with a fair value of $466,475,008 and identified cost of $276,458,404 at June 20, 2014, were the principal assets acquired by AXA Large Cap Growth Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA Large Cap Growth Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Equity Growth PLUS Portfolio was carried forward to align ongoing reporting of AXA Large Cap Growth Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Equity Growth PLUS Portfolio’s net assets at the merger date of $556,137,140, including $190,016,610 of unrealized appreciation (including foreign currency translations), were combined with those of AXA Large Cap Growth Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Growth Managed Volatility Portfolio, pro forma results of operations for the six months ended June 30, 2014 would include net investment income of $5,805,749, and net gain on investments of $276,947,240, resulting in an increase in net assets from operations of $282,752,989. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Equity Growth PLUS Portfolio that have been included in AXA Large Cap Growth Managed Volatility Portfolio’s Statement of Operations since the merger date, June 20, 2014. Prior to the combination, the net assets of the AXA Large Cap Growth Managed Volatility Portfolio totaled $5,173,460,166. Immediately after the combination, the net assets of the AXA Large Cap Growth Managed Volatility Portfolio totaled $5,729,597,306.

Note  10 Subsequent Events

The Manager evaluated subsequent events from June 30, 2014, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held on July 14-16, 2014, the Board of Trustees approved voluntary expense limitations for the following Portfolios’ Class K shares effective on or about September 1, 2014 (Class IA and Class IB shares would be 0.25% higher due to the annual fee under the Trust’s Class IA and Class IB Distribution Plan):

1.05% of average daily net assets of the

Multimanager Technology Portfolio

0.90% of average daily net assets of the

Multimanager Mid Cap Growth Portfolio

Multimanager Mid Cap Value Portfolio

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

At the same meeting, the Board of Trustees approved the following changes to the administrative fee, effective September 1, 2014:

Each Multiadviser Portfolio (excluding the Tactical Portfolios) pays a minimum annual fixed charge of $32,500, or:

Total aggregated average daily net asset charge of the Multiadviser Portfolios (excluding the Tactical Portfolios)

0.15% on the first $15 billion

0.11% on the next $5 billion

0.10% in excess of $20 billion

The EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio and the Tactical Portfolios each pay a minimum annual fixed charge of $32,500, or:

Total aggregated average daily net asset charge of EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio and the Tactical Portfolios

0.15% on the first $15 billion

0.11% on the next $5 billion

0.10% in excess of $20 billion

Each All Asset Portfolio, AXA Strategy Portfolio, and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio pays a minimum annual rate of $32,500 per Portfolio, or

Total aggregated average daily net asset charge of the All Asset Portfolios, the AXA Strategy Portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio

0.15% of the first $20 billion

0.125% of the next $5 billion

0.10% on assets thereafter

For all other Portfolios:

All other Portfolios each pay a minimum annual fixed charge of $30,000, or:

Total aggregated average daily net asset charge for all other Portfolios*

0.12% on the first $3 billion

0.11% on the next $3 billion

0.105% on the next $4 billion

0.10% on the next $20 billion

0.0975% on the next $10 billion

0.095% on assets thereafter

*	With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

In addition, at the meeting held on July 14-16, 2014, the Board of Trustees voted to replace Montag & Caldwell, LLC, with Loomis, Sayles & Company L.P. as Adviser to the EQ/Montag & Caldwell Growth Portfolio (“Portfolio”) effective on or about September 1, 2014. As of that date, Montag & Caldwell, LLC will no longer serve as an Adviser to the Portfolio. In connection with this change, effective September 1, 2014, the Portfolio’s name will change to “AXA/Loomis Sayles Growth Portfolio.”

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight Portfolios of the Trust: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs, and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under: (i) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (ii) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking resitiution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to dismiss as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/ T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and Court agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of the Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees.

No liability for litigation relating to these matters have been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

On November 1, 2010, the Trust and AXA Premier VIP Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and AXA Premier VIP Trust, and several of their respective portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On July 1, 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2014 (Unaudited)

certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). This Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

With respect to the Trust, the EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the AXA Mid Cap Value Managed Volatility Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio, the AXA Mid Cap Value Managed Volatility Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, the EQ/Small Company Index II Portfolio, the EQ/Common Stock Index II Portfolio, and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisition Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as a class action. The amounts paid to the above six portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio — $1,740,800; (ii) the EQ/GAMCO Mergers and Acquisitions Portfolio — $1,122,000; (iii) the AXA Mid Cap Value Managed Volatility Portfolio — $2,992,000; (iv) the AXA Large Cap Core Managed Volatility Portfolio — $64,600; (v) the EQ/Small Company Index II Portfolio — $61,200; and (vi) the EQ/Common Stock Index II Portfolio — $18,360.

The lawsuits do not allege any misconduct by the Trust or its Portfolios. Motions to dismiss the suits filed by the Noteholders and the Retirees based on certain limited defenses are currently pending before the United States District Court for the Southern District of New York. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Manager believes a loss is not probable.

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DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2014 (UNAUDITED)

At a meeting held on March 26-27, 2014, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), unanimously approved an Investment Management Agreement (the “Management Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) and the Investment Advisory Agreements (each, an “Advisory Agreement” and together with the Management Agreement, the “Agreements”) with each investment sub-adviser (an “Adviser”) as shown in the table below with respect to the Portfolios listed.

Portfolios	Agreements Approved by the Trust’s Board with respect to the Portfolios
AXA/Horizon Small Cap Value Portfolio	Management Agreement with FMG LLC Advisory Agreement with Horizon Asset Management, Inc. (“Horizon”) Advisory Agreement with BlackRock Investment Management, LLC (“BlackRock”)*

AXA/Lord Abbett Micro Cap Portfolio	Management Agreement with FMG LLC Advisory Agreement with Lord, Abbett & Co., LLC (“Lord Abbett”)* Advisory Agreement with BlackRock*

AXA/Morgan Stanley Small Cap Growth Portfolio	Management Agreement with FMG LLC Advisory Agreement with Morgan Stanley Investment Management, LLC (“Morgan Stanley”)* Advisory Agreement with BlackRock*

AXA/Pacific Global Small Cap Value Portfolio	Management Agreement with FMG LLC Advisory Agreement with Pacific Global Investment Management Company (“Pacific Global”) Advisory Agreement with BlackRock*

*	The proposed Adviser currently serves as an investment sub-adviser for one or more other portfolios of the Trust (an “Existing Adviser”).

The Board noted that the Portfolios were newly-created portfolios of the Trust that would serve as underlying portfolios for other portfolios of the Trust and of AXA Premier VIP Trust (the “VIP Trust”), an affiliated investment company of the Trust managed by FMG LLC, and as individual investment options for investors. In this regard, FMG LLC advised the Board that (i) certain existing portfolios (each a “VIP Portfolio”) of the VIP Trust currently allocate their assets among three or more investment sub-advisers who manage their allocated portions of a VIP Portfolio’s assets using different yet complimentary investment strategies, and that each investment sub-adviser currently invests its allocated portion of a VIP Portfolio’s assets directly in securities of individual operating companies and other issuers according to its investment strategy, but that (ii) FMG LLC proposed to convert each VIP Portfolio into a fund of funds. As a fund of funds, a VIP Portfolio would have an investment strategy of investing primarily in shares of existing and newly-created series of the Trust, including the Portfolios, (and potentially other investment companies) that are managed in the same or a substantially similar manner as the corresponding allocated portions of the VIP Portfolios and, in some cases, are managed by the same investment sub-advisers, rather than investing directly in securities of individual operating companies and other issuers. The Board noted that FMG LLC had designed each Portfolio to correspond to an existing allocated portion of a VIP Portfolio, and that each VIP Portfolio would transfer assets attributable to each of its allocated portions to the corresponding Portfolio in exchange for shares of that Portfolio in connection with the conversion to a fund of funds.

The Board noted that each proposed Adviser currently serves as an investment sub-adviser for (and manages an allocated portion of the assets of) one or more of the VIP Portfolios and would serve as an investment sub-adviser for (and would manage the corresponding allocated portion of the assets of) one or more of the Portfolios using

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substantially similar investment strategies and styles. The Board also noted that, except for Horizon and Pacific Global, the proposed Advisers currently serve as investment sub-advisers for one or more other portfolios of the Trust.

In reaching its decision to approve each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the applicable Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio and Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Manager, the Adviser and, where applicable, their respective affiliates; (2) comparative performance information and information regarding the risk/return profile of the Portfolio; (3) the level of the proposed management fee and the proposed advisory fee, and the Portfolio’s expense ratio relative to those of comparable funds; (4) the costs of the services to be provided by, and the profits to be realized by, the Manager and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale; and (6) the “fall out” benefits to be realized by the Manager, the Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the Adviser and their respective affiliates from their relationships with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Manager and the Advisers, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the relevant meeting. The Board also took into account information provided to the Trustees at prior Board meetings. The information provided to the Trustees described, among other things, the services to be provided by the Manager and the Advisers, as well as the Manager’s and the Advisers’ investment personnel, proposed management and advisory fees, expense ratios, performance and risk/return profile information, expense limitation agreements, and other matters. During the relevant meeting, the Trustees met with senior representatives of the Manager to discuss the Agreements and the information provided. The Independent Trustees met in advance of the meeting at which the Board approved the Agreements and in executive session during the meeting to review the information provided. The Independent Trustees were assisted by independent counsel during the meetings and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. Although the Board approved the Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the relevant Agreements with respect to each Portfolio, the Board, including the Independent Trustees, determined that the proposed management and advisory fees were fair and reasonable and that the approval of the Agreements was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Agreements.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Manager, the relevant Advisers, and their respective affiliates. The Board considered the Manager’s and each relevant Adviser’s responsibilities with respect to each Portfolio (or portion thereof). The Board also considered the Manager’s experience in serving as an investment manager for other portfolios of the Trust and each Adviser’s experience in serving, as applicable, as an investment sub-adviser for other portfolios of the Trust and/or for funds and/or accounts similar to the Portfolio(s) that it would sub-advise.

With respect to the Manager, the Board considered that the Manager would be responsible for, among other things, developing investment strategies for the Portfolios (and the portions thereof); researching, conducting “due diligence” on, selecting and monitoring the Advisers; overseeing the Advisers’ selection of investments for the Portfolios (or the portions thereof); monitoring and evaluating the performance of the Portfolios (or the portions thereof); monitoring the investment operations and composition of the Portfolios (or the portions thereof) and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolios among the Advisers and other applicable parties; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Manager’s process for selecting and monitoring the Advisers, as well as information regarding the backgrounds of the personnel who would perform those functions with respect to the Portfolios. The Board also considered that the Manager’s responsibilities would include daily monitoring of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Portfolios, and considered information regarding the Manager’s process

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for managing risk. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Manager was also based, in part, on the Board’s experience and familiarity with the Manager serving as an investment manager for other portfolios of the Trust and on periodic reports provided to the Board regarding the services provided by the Manager to those other portfolios.

With respect to the Advisers, the Board considered that each Adviser would be responsible for making investment decisions for the Portfolio(s) (or the portion(s) thereof) that it would sub-advise, subject to the oversight of the Manager; placing with brokers or dealers all orders for the purchase and sale of investments for the Portfolio(s) (or the portion(s) thereof) that it would sub-advise; and performing related trading functions. The Board also reviewed information regarding each Adviser’s process for selecting investments for the Portfolio(s) (or the portion(s) thereof) that it would sub-advise, as well as information regarding the background of each of the Adviser’s portfolio managers who would provide services to the Portfolio(s). In addition, the Board considered each Adviser’s trading experience, including its policies, processes and procedures aimed at achieving ‘best execution.’ The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by each Existing Adviser was also based, in part, on the Board’s experience and familiarity with the Existing Adviser serving as an investment sub-adviser for other portfolios of the Trust and on periodic reports provided to the Board regarding the services provided by the Existing Adviser to those other portfolios and with respect to Horizon and Pacific Global, the Board noted the Manager’s experience and familiarity with those Advisers.

The Board also considered the benefits that would be provided to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. The Board also considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Manager and its affiliates would provide to the Portfolios and their shareholders.

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services to be provided by the Manager and the relevant Advisers were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the Agreements.

Investment Performance. With respect to approval of the Management Agreements, the Board received and reviewed performance data for the Portfolios’ corresponding VIP Series. The Board also received and reviewed risk/return profile information for each Portfolio based on its investment objectives, policies and anticipated investments. The Board considered the Manager’s expertise, resources, proposed methodology and personnel for managing the Portfolios and its experience managing other portfolios of the Trust. Based on its review, the Board determined that the information presented supported a decision to approve the Management Agreement with respect to each Portfolio.

With respect to approval of the Advisory Agreements, the Board received and reviewed each Adviser’s performance data in managing other funds and/or accounts, including, as applicable, other portfolios of the Trust or the VIP Trust (including the Portfolios’ corresponding VIP Series), with substantially similar investment objectives, policies, and strategies as the Portfolio(s) (or the portion(s) thereof) that it would sub-advise, as compared to an appropriate benchmark. The Board generally considered long-term performance to be more important than short-term performance. The Board also considered each Adviser’s expertise, resources, proposed investment strategy, and personnel for advising the Portfolio(s) (or the portion(s) thereof) that it would sub-advise. Based on its review, the Board determined, with respect to each Portfolio (or portion thereof), that the performance data and related information supported a decision to approve the relevant Advisory Agreement.

Expenses. The Board considered each Portfolio’s proposed management fee and advisory fees in light of the nature, quality and extent of the overall services to be provided by the Manager and the relevant Advisers. In addition, the Board considered the relative levels of the advisory fee to be paid to an Adviser with respect to a Portfolio and the management fee to be retained by the Manager in light of, among other factors, the services provided to the Portfolio by the Manager and the Adviser. The Board considered that all fees and expenses of each Portfolio are explicitly disclosed in the Portfolio’s offering documents.

With respect to the Management Agreement, the Board also considered the proposed management fee schedules relative to the management fee schedules of other portfolios managed by the Manager. The Board also considered information provided by the Manager comparing the proposed management fee rate and expense ratio for each Portfolio to the management fee rates and expense ratios for comparable funds, including information compiled by Lipper, Inc., an independent organization. The Board further considered that the Manager had agreed to make

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payments or waive all or a portion of its management, administrative and other fees to limit each Portfolio’s total expense ratios to certain levels as set forth in its prospectus. Based on its review, the Board determined that the Manager’s proposed fee for each Portfolio is fair and reasonable.

With respect to the Advisory Agreements, the Board also considered the proposed advisory fees in light of the fees that the Advisers normally charge under other advisory agreements with other clients. With respect to each Portfolio, the Board noted that the proposed advisory fee for each Adviser is the same as, or lower than, the advisory fee that the Adviser currently charges to the Portfolio’s corresponding VIP Series for which the Adviser currently serves as an investment sub-adviser using the same investment mandate. The Board further noted that the Manager, and not a Portfolio, would pay the relevant Adviser and that the proposed advisory fees were negotiated between the relevant Adviser and the Manager. Moreover, the Board noted that the Manager generally is aware of the fees charged by advisers to other clients and that the Manager believes that the fees agreed upon with each Adviser are reasonable in light of the quality of the investment advisory services to be provided. Based on its review, the Board determined, with respect to each Portfolio (or portion thereof), that the proposed advisory fee for the relevant Adviser is fair and reasonable.

Profitability and Costs. The Board also considered the anticipated level of profits to be realized by the Manager in connection with the operation of each Portfolio. The Manager represented that, as new portfolios with no prior operations, the Portfolios were not expected to be profitable to the Manager initially because of their anticipated small initial asset base. As a result, the Board did not consider the Manager’s estimated profitability to be excessive at this time, but noted that it periodically would evaluate profitability as the assets of the Portfolios increase over time. In addition, the Board considered that the fees earned by the Manager and its affiliates as a result of the VIP Series’ operation as funds of funds investing in shares of the Portfolios could also impact the Manager’s and its affiliates’ overall profitability. With respect to the Advisory Agreements, the Board considered, with respect to each Portfolio, the estimated impact of the proposed advisory fee on the profitability of the Manager. The Board noted that the Manager generally is aware of the fees charged by the Advisers to other clients and that the Manager believes that the fees agreed upon with the Advisers are reasonable in light of the quality of the investment advisory services to be provided. The Manager advised the Board that it does not regard Adviser profitability as meaningful to its evaluation of the Advisory Agreements. The Board acknowledged the Manager’s view of Adviser profitability, noting the Board’s findings as to the reasonableness of the aggregate investment advisory fees and that the fees paid to the Advisers are the product of negotiations with the Manager and reflect the Manager’s and the Advisers’ acceptable levels of profitability based on the particular circumstances in each case for each of them. The Board further noted that each Adviser’s fee is paid by the Manager and not the Portfolio.

Economies of Scale. The Board also considered whether economies of scale would be realized as a Portfolio grows larger and the extent to which this is reflected in the proposed management, administrative and advisory fee schedules for the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to the portfolios and their shareholders. The Board noted that the proposed management and administrative fee schedules for each Portfolio include breakpoints that reduce the management and administrative fee rates as Portfolio assets increase. In addition, the Board noted that the Manager had agreed to assume certain expenses of each Portfolio by making payments or waiving all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus in light of the fact that each Portfolio is a new portfolio and initially would not have sufficient assets to maintain its expense ratios at competitive levels. The Board also considered reinvestments in, and enhancements to, the services that the Manager has made over time, such as hiring additional personnel and providing additional resources in areas that would be relevant to the management and administration of the Portfolios. In connection with its deliberations regarding the Advisory Agreements, the Board noted that the proposed advisory fee schedules for certain of the Advisers included breakpoints that would reduce the advisory fee rate as Portfolio assets under the Adviser’s management increase. With respect to the advisory fee schedules that did not contain breakpoints, the Board considered the Manager’s explanation that the respective advisory fees were priced at a competitive level.

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The Board again noted that the advisory fees are paid by the Manager out of its assets and not from the Portfolio’s assets. The Board considered these factors, and the relationship they bear to the fee structure charged to a Portfolio by the Manager, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolios once they commence operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in Portfolio assets to determine whether economies of scale continued to be reflected in the Portfolios’ fee arrangements.

Fall-Out Benefits. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from Portfolio operations, including the following. The Board noted that the Manager also would serve as the administrator for the Portfolios and would receive compensation for acting in this capacity. The Board also recognized that AXA Distributors, LLC, an affiliate of the Manager, serves as the underwriter for the Trust and would receive from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class IB shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that the VIP Series, operating as funds of funds, would invest in the Portfolios and in other underlying portfolios managed by the Manager and advised by advisers that may be affiliated with the Manager and that the Portfolios and the other underlying portfolios pay management and administrative fees to the Manager, who may in certain cases pay advisory fees to an affiliated adviser, and pay distribution fees to the Manager’s distribution affiliate. The Board also noted that the Manager’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios would be offered as investment options through variable insurance contracts offered and sold by the Manager’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Manager’s affiliated insurance companies and AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Manager are fair and reasonable.

The Board also noted that each Adviser may derive ancillary benefits from Portfolio operations. For example, each Adviser, through its position as an Adviser to a Portfolio, may engage in soft dollar transactions. The Board considered information regarding each Adviser’s procedures for executing portfolio transactions for the Portfolio (or the portion thereof) that it would sub-advise and each Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board considered that each Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that affiliates of the Advisers may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolios. Based on its review, the Board determined that any “fall-out” benefits that may accrue to each Adviser are fair and reasonable.

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PROXY VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of EQ/Davis New York Venture Portfolio approved the Plan of Reorganization and Termination, pursuant to which the Portfolio was merged into the EQ/Invesco Comstock Portfolio at the close of business on June 13, 2014. The results of the shareholder vote are as follows:

For	Against	Abstain
4,999,708.302	133,699.025	509,734.673

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of EQ/Lord Abbett Large Cap Core Portfolio approved the Plan of Reorganization and Termination, pursuant to which the Portfolio was merged into the EQ/Invesco Comstock Portfolio at the close of business on June 13, 2014. The results of the shareholder vote are as follows:

For	Against	Abstain
4,942,810.732	236,978.978	373,930.290

At a Special Meeting of Shareholders held on May 21, 2014, shareholders of EQ/Equity Growth PLUS Portfolio approved the Plan of Reorganization and Termination, pursuant to which the Portfolio was merged into the AXA Large Cap Growth Managed Volatility Portfolio (formerly, EQ/Large Cap Growth PLUS Portfolio) at the close of business on June 20, 2014. The results of the shareholder vote are as follows:

For	Against	Abstain
23,700,833.481	1,081,151.921	1,566,009.910

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. AXA Equitable may be deemed to be a control person with respect to the Trust by virtue of its record ownership of more than 95% of the Trust’s shares as of March 31, 2014. Shareholders owning more than 25% of the outstanding shares of a portfolio may take actions without the approval of other investors in the portfolio.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling a toll-free at 1-877-222-2144; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) on the Trust’s website at www.axa-equitablefunds.com; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable for the reporting period.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002—filed herewith.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002—filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 3, 2014

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
September 3, 2014